Filed with the Securities and Exchange Commission on December 19, 2019
REGISTRATION NO. 333-96577
INVESTMENT COMPANY ACT NO. 811-5438
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SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
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FORM N-4
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REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933
POST-EFFECTIVE AMENDMENT NO. 68
and
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940
AMENDMENT NO. 207
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PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
(Exact Name of Registrant)
PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION
(Name of Depositor)
ONE CORPORATE DRIVE
SHELTON, CONNECTICUT 06484
(203) 926-1888
(Address and telephone number of Depositor's principal executive offices)
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J. MICHAEL LOW, ESQ
C/O KUTAK ROCK LLP
8601 NORTH SCOTTSDALE ROAD, SUITE 300
SCOTTSDALE, ARIZONA 85253-2738
(480) 429-4874
(Name, address and telephone number of agent for service)
COPIES TO:
DOUGLAS E. SCULLY
VICE PRESIDENT
PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION
ONE CORPORATE DRIVE
SHELTON, CONNECTICUT 06484
(203) 925-6960
Approximate Date of Proposed Sale to the Public: Continuous
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It is proposed that this filing become effective: (check appropriate space)
[ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[X] on December 31, 2019 pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to paragraph (a)(i) of Rule 485
[ ] on __________ pursuant to paragraph (a)(i) of Rule 485
[ ] 75 days after filing pursuant to paragraph (a)(ii) of Rule 485
[ ] on______ pursuant to paragraph (a)(ii) of Rule 485
If appropriate, check the following box:
[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
TITLE OF SECURITIES BEING REGISTERED:
Units of interest in Separate Accounts under variable annuity contracts.

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EXPLANATORY NOTE:

Registrant is filing this Post-Effective Amendment No. 68 to Registration Statement No. 333-96577 for the purpose of including in the Registration Statement a Prospectus supplement, a revised Statement of Additional Information, including financial statements filed therewith, and Part C. This Post-Effective Amendment No. 68 incorporates by reference the prospectus dated April 29, 2019, contained in Part A of Post-Effective Amendment No. 67 filed on April 11, 2019.

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PRUCO LIFE INSURANCE COMPANY
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION
PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

Supplement dated December 31, 2019
to Prospectuses dated April 29, 2019

This Supplement should be read in conjunction with the current Prospectus for your Annuity and should be retained for future reference. This Supplement is intended to update certain information in the Prospectus for the variable annuity you own and is not intended to be a prospectus or offer for any other variable annuity that you do not own. Defined terms used herein and not otherwise defined herein shall have the meanings given to them in the Prospectuses and Statements of Additional Information. If you would like another copy of the current Annuity Prospectus, please call us at 1-888-PRU-2888.

This Supplement describes a new portfolio of Advanced Series Trust (“AST”). In addition, effective on or about January 2, 2020, the AST Bond Portfolio 2019 will be closed and liquidated and, as a result, all references to the AST Bond Portfolio 2019 will be deleted from the Prospectus.

New AST Portfolio

AST Bond Portfolio 2031 (the “Portfolio”). Effective on or about January 2, 2020, a variable investment option that invests in this Portfolio will be added to your Annuity. Please note, however, that the investment option is not available for the allocation of Purchase Payments or for transfers – either incoming or outgoing. This Portfolio is available only with certain optional living benefits. The inside front cover of the Prospectus is hereby amended to include the name of this new Portfolio under “Investment Options”.

In conjunction with the changes described above, the table captioned “Underlying Mutual Fund Portfolio Annual Expenses” in the “Summary of Contract Fees and Charges” section of the Prospectus is revised to add the following information:

UNDERLYING MUTUAL FUND PORTFOLIO ANNUAL EXPENSES
(as a percentage of the average net assets of the underlying Portfolios)
FUNDS	Management Fees	Other Expenses	Distribution (12b-1) Fees	Dividend Expense on Short Sales	Broker Fees and Expenses on Short Sales	Acquired Portfolio Fees & Expenses	Total Annual Portfolio Operating Expenses	Fee Waiver or Expense Reimbursement	Net Annual Fund Operating Expenses
AST Bond Portfolio 2031[1]	0.47%	0.08% [2]	0.25%	0.00%	0.00%	0.00%	0.80%	0.00%	0.80%

[1]	The Portfolio will commence operations on or about January 2, 2020.

[2]
Other expenses (which include expenses for accounting and valuation services, custodian fees, audit fees, legal fees, transfer agency fees, fees paid to Independent Trustees, and certain other miscellaneous items) are estimated. Estimate based in part on assumed average daily net assets of $200 million for the Portfolio for the fiscal period ending December 31, 2020.

In the “Investment Options” section of the Prospectus, we add the following summary description for the Portfolio to the table below as follows:

PORTFOLIO NAME	INVESTMENT OBJECTIVE(S)	PORTFOLIO ADVISER/SUBADVISER(S)
AST Bond Portfolio 2031	Seeks the highest total return for a specific period of time, consistent with the preservation of capital and liquidity needs. Total return is comprised of current income and capital appreciation.	PGIM Fixed Income

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

GENPRODSUP7

PART B
STATEMENT OF ADDITIONAL INFORMATION

The variable investment options under the Annuity are issued by PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION, a Prudential Financial Company, and PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B (also known as “Separate Account B”). The variable investment options are registered under the Securities Act of 1933 and the Investment Company Act of 1940. The fixed investment options (“Fixed Allocations”) under the Annuity are issued by PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION. The assets supporting the Fixed Allocations are maintained in the PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION SEPARATE ACCOUNT D, a non-unitized separate account, and are registered solely under the Securities Act of 1933.
PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS. YOU SHOULD READ THIS INFORMATION ALONG WITH THE PROSPECTUS FOR THE ANNUITY FOR WHICH IT RELATES. THE PROSPECTUS CONTAINS INFORMATION THAT YOU SHOULD CONSIDER BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS SEND A WRITTEN REQUEST TO PRUDENTIAL ANNUITIES – VARIABLE ANNUITIES, P.O. BOX 7960, PHILADELPHIA, PA OR TELEPHONE 1-800-752-6342. OUR WEBSITE ADDRESS IS WWW.PRUDENTIALANNUITIES.COM.
Date of Statement of Additional Information: April 29, 2019, as supplemented December 31, 2019
Date of Prospectus: April 29, 2019, as supplemented December 31, 2019
ASAP III - SAI (04/2019)

GENERAL INFORMATION ABOUT PRUDENTIAL ANNUITIES
PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION
Prudential Annuities Life Assurance Corporation ("Prudential Annuities", "we", "our" or "us") is a stock life insurance company domiciled in Arizona with licenses in the District of Columbia, Puerto Rico, and in all states except New York. Prudential Annuities is a wholly-owned subsidiary of Prudential Annuities, Inc. Prudential Annuities' principal business address is One Corporate Drive, Shelton, Connecticut 06484.
No company other than Prudential Annuities has any legal responsibility to pay amounts that it owes under its annuity and variable life insurance contracts. However, Prudential Financial exercises significant influence over the operations and capital structure of Prudential Annuities.
PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
Prudential Annuities Life Assurance Corporation Variable Account B, also referred to as "Separate Account B", was established by us pursuant to Connecticut law. Prior to November 18, 2002, Separate Account B was organized as a single separate account with six different Sub-account classes, each of which was registered as a distinct unit investment trust under the Investment Company Act. Effective November 18, 2002, each Sub-account class of Separate Account B was consolidated into American Skandia Life Assurance Corporation Variable Account B Class 1 Sub-accounts, which was subsequently renamed Prudential Annuities Life Assurance Corporation Variable Account B. Each Sub-account of Separate Account B has multiple Unit Prices to reflect the daily charge deducted for each combination of the applicable Insurance Charge, Distribution Charge (when applicable) and the charge for each optional benefit offered under Annuity contracts funded through Separate Account B. The consolidation of Separate Account B had no impact on Annuity Owners.
Effective August 31, 2013, Prudential Annuities Life Assurance Corporation changed its domicile from Connecticut to Arizona. As a result of this change, the Arizona Department of Insurance is our principal regulatory authority and all of our separate accounts, including Separate Account B, will now be operated in accordance with the laws of Arizona.
Separate Account B holds assets of other annuities issued by us with values and benefits that vary according to the investment performance of the underlying mutual funds or portfolios of underlying mutual funds offered as Sub-accounts of Separate Account B. The underlying mutual funds or portfolios of underlying mutual funds are referred to as the Portfolios. Each Sub-account invests exclusively in a Portfolio. You will find additional information about the Portfolios in their respective prospectuses.
Separate Account B is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 (the "Investment Company Act") as a unit investment trust, which is a type of investment company. Values and benefits based on allocations to the Sub-accounts will vary with the investment performance of the Portfolios, as applicable. We do not guarantee the investment results of any Sub-account. You bear the entire investment risk.
There is no assurance that the Account Value of your Annuity will equal or be greater than the total of the Purchase Payments you make to us.
During the accumulation phase, we offer a number of Sub-accounts. Certain Sub-accounts may not be available in all jurisdictions. If and when we obtain approval of the applicable authorities to make such Sub-accounts available, we will notify Owners of the availability of such Sub-accounts.
A brief summary of the investment objectives and policies of each Portfolio is found in the Prospectus. More detailed information about the investment objectives, policies, risks, costs and management of the Portfolios are found in the prospectuses and statements of additional information for the Portfolios.
There can be no guarantee that any Portfolio will meet its investment objectives.
Each underlying mutual fund is registered under the Investment Company Act, as amended, as an open-end management investment company. Each underlying mutual fund thereof may or may not be diversified as defined in the Investment Company Act. The trustees or directors, as applicable, of an underlying mutual fund may add, eliminate or substitute portfolios from time to time. Generally, each portfolio issues a separate class of shares. Shares of the portfolios are available to separate accounts of life insurance companies offering variable annuity and variable life insurance products. The shares may also be made available, subject to obtaining all required regulatory approvals, for direct purchase by various pension and retirement savings plans that qualify for preferential tax treatment under the Internal Revenue Code ("Code").
We may make other portfolios available by creating new Sub-accounts. Additionally, new portfolios may be made available by the creation of new Sub-accounts from time to time. Such a new portfolio may be disclosed in its prospectus. We may take other actions in relation to the Sub-accounts and/or Separate Account B.
PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION SEPARATE ACCOUNT D
Prudential Annuities Life Assurance Corporation Separate Account D, also referred to as "Separate Account D", was established by us pursuant to Connecticut law. Based on our redomestication from Connecticut to Arizona, however, all our Separate Accounts, including Separate Account D, will be operated in accordance with the laws of Arizona, effective August 31, 2013. During the accumulation phase, assets supporting our obligations based on Fixed Allocations are held in Separate Account D. Such obligations are based on the fixed interest rates we credit to Fixed Allocations and the terms of the Annuities. These obligations do not depend on the investment performance of the assets in Separate Account D.
There are no units in Separate Account D. The Fixed Allocations are guaranteed by our general account. An Annuity Owner who allocates a portion of their Account Value to Separate Account D does not participate in the investment gain or loss on assets maintained in Separate Account D. Such gain or loss accrues solely to us. We retain the risk that the value of the assets in Separate Account D may drop below the reserves and other liabilities we must maintain. Should the value of the assets in Separate Account D drop below the reserve and other liabilities we must maintain in relation to the annuities supported by such assets, we will transfer assets from our general account to Separate Account D to make up the difference. We have the right to transfer to our general account any assets of Separate Account D in excess of such reserves and other liabilities. We maintain assets in Separate Account D supporting a number of annuities we offer.
We currently employ investment managers to manage the assets maintained in Separate Account D. Each manager we employ is responsible for investment management of a different portion of Separate Account D. From time to time additional investment managers may be employed or investment managers may cease being employed. We are under no obligation to employ or continue to employ any investment manager(s) and have sole discretion over the investment managers we retain.
We operate Separate Account D in a fashion designed to meet the obligations created by Fixed Allocations. Factors affecting these operations include the following:

1.	We employ an investment strategy designed to limit the risk of default. Some of the guidelines of our current investment strategy for Separate Account D include, but are not limited to, the following:

a.
Investments may include cash; debt securities issued by the United States Government or its agencies and instrumentalities; money market instruments; short, intermediate and long-term corporate obligations; private placements; asset-backed obligations; and municipal bonds.

b.
At the time of purchase, fixed income securities will be in one of the top four generic lettered rating classifications as established by a nationally recognized statistical rating organization ("NRSRO") such as Standard & Poor's or Moody's Investor Services, Inc.

We are not obligated to invest according to the aforementioned guidelines or any other strategy except as may be required by Arizona and other state insurance laws.

2.	The assets in Separate Account D are accounted for at their market value, rather than at book value.

3.	We are obligated by law to maintain our capital and surplus, as well as our reserves, at the levels required by applicable state insurance law and regulation.
PRINCIPAL UNDERWRITER/DISTRIBUTOR - PRUDENTIAL ANNUITIES DISTRIBUTORS, INC.
Prudential Annuities Distributors, Inc. ("PAD"), a wholly-owned subsidiary of Prudential Annuities, Inc., is the distributor and principal underwriter of the Annuity described in the Prospectus and this Statement of Additional Information. Prudential Annuities Life Assurance Corporation and AST Investment Services, Inc. ("ASISI"), a co-investment manager of Advanced Series Trust are also wholly-owned subsidiaries of Prudential Annuities, Inc. Prudential Annuities Information Services and Technology Corporation, also a wholly-owned subsidiary of Prudential Annuities, Inc., is a service company that provides systems and information services to Prudential Annuities Life Assurance Corporation and its affiliated companies.
PAD acts as the distributor of a number of annuity and life insurance products we offer.
PAD's principal business address is One Corporate Drive, Shelton, Connecticut 06484. PAD is registered as a broker-dealer under the Securities and Exchange Act of 1934 ("Exchange Act") and is a member of the Financial Industry Regulatory Authority ("FINRA"). THE OFFERING OF THE ANNUITY CONTRACTS THROUGH PAD IS CONTINUOUS. PLEASE SEE THE PROSPECTUS FOR A DISCUSSION OF HOW THE SALES LOAD ON THE ANNUITY CONTRACTS IS DETERMINED.
The Annuity is offered on a continuous basis. PAD enters into distribution agreements with broker-dealers who are registered under the Exchange Act and with entities that may offer the Annuity but are exempt from registration ("firms"). Applications for the Annuity are solicited by registered representatives of those firms.
Commissions are paid to firms on sales of the Annuity according to one or more schedules. The individual representative will receive a portion of the compensation, depending on the practice of his or her firm. Commissions are generally based on a percentage of Purchase Payments made, up to a maximum of 7.0%. Alternative compensation schedules are available that provide a lower initial commission plus ongoing annual compensation based on all or a portion of Account Value. We may also provide compensation to the distributing firm for providing ongoing service to you in relation to the Annuity. Commissions and other compensation paid in relation to the Annuity do not result in any additional charge to you or to the Separate Account.
PAYMENTS MADE TO PROMOTE SALE OF OUR PRODUCTS
In an effort to promote the sale of our products (which may include the placement of Prudential Annuities and/or each Annuity on a preferred or recommended company or product list and/or access to the firm's registered representatives), we and/or PAD pay certain broker-dealers cash compensation in the form of: commissions according to one or more schedules; percentage payments based on “Assets Under Management” (total assets”) subject to certain criteria in certain Pruco Life products; and/or percentage payments based on the total amount of money received as purchase payments under Pruco Life annuity products sold through the broker-dealer.
We or PAD also may compensate third-party vendors, for services that such vendors render to broker-dealer firms. To the extent permitted by FINRA rules and other applicable laws and regulations, PAD may pay or allow other promotional incentives or payments in the forms of non-cash compensation. These arrangements may not be offered to all firms and the terms of such arrangements may differ between firms.

The list in the prospectus includes the names of the firms that we are aware (as of December 31, 2018) received cash compensation with respect to annuity business during 2018 (or as to which a payment amount was accrued during 2018). The firms listed include payments in connection with products issued by Prudential Annuities Life Assurance Corporation. Your registered representative can provide you with more information about the compensation arrangements that apply upon the sale of the contract. During 2018, the least amount paid, and greatest amount paid, were $1.20 and $7,248,879.59, respectively.
You should note that firms and individual registered representatives and branch managers within some firms participating in one of these compensation arrangements might receive greater compensation for selling the Annuity than for selling a different annuity that is not eligible for these compensation arrangements. While compensation is generally taken into account as an expense in considering the charges applicable to an annuity product, any such compensation will be paid by us or PAD and will not result in any additional charge to you. Overall compensation paid to the distributing firm does not exceed, based on actuarial assumptions, 8.5% of the total Purchase Payments made. Your registered representative can provide you with more information about the compensation arrangements that apply upon the sale of the Annuity.
With respect to all individual annuities issued by Prudential Annuities, PAD received commissions as follows: 2018: $122,121,924.71; 2017: $109,233,825.30; and 2016: $108,318,475.79. PAD retained none of those commissions.
HOW THE UNIT PRICE IS DETERMINED
For each Sub-account the initial Unit Price was $10.00. The Unit Price for each subsequent period is the net investment factor for that period, multiplied by the Unit Price for the immediately preceding Valuation Period. The Unit Price for a Valuation Period applies to each day in the period. The net investment factor is an index that measures the investment performance of, and charges assessed against, a Sub-account from one Valuation Period to the next. The net investment factor for a Valuation Period is: (a) divided by (b), less (c) where:

a.	is the net result of:

1.
the net asset value per share of the Portfolio shares held by that Sub-account at the end of the current Valuation Period plus the per share amount of any dividend or capital gain distribution declared by the Portfolio at the end of the current Valuation Period and paid (in the case of a Portfolio that declares dividends on an annual or quarterly basis) or accrued (in the case of a money market Portfolio that pays dividends monthly); plus or minus

2.	any per share charge or credit during the Valuation Period as a provision for taxes attributable to the operation or maintenance of that Sub-account.

b.	is the net result of:

1.
the net asset value per share of the Portfolio shares held by that Sub-account at the end of the preceding Valuation Period plus the per share amount of any dividend or capital gain distribution declared and unpaid (accrued) by the Portfolio at the end of the preceding Valuation Period; plus or minus

2.	any per share charge or credit during the preceding Valuation Period as a provision for taxes attributable to the operation or maintenance of that Sub-account.

c.	is the Insurance Charge and the Distribution Charge deducted daily against the assets of the Separate Account.
We value the assets in each Sub-account at their fair market value in accordance with accepted accounting practices and applicable laws and regulations. The net investment factor may be greater than, equal to, or less than one.
ADDITIONAL INFORMATION ON FIXED ALLOCATIONS
To the extent permitted by law, we reserve the right at any time to offer Guarantee Periods with durations that differ from those which were available when your Annuity was issued. We also reserve the right at any time to stop accepting new allocations, transfers or renewals for a particular Guarantee Period. Such an action may have an impact on the market value adjustment ("MVA").
We declare the rates of interest applicable during the various Guarantee Periods offered. Declared rates are effective annual rates of interest. The rate of interest applicable to a Fixed Allocation is the one in effect when its Guarantee Period begins. The rate is guaranteed throughout the Guarantee Period. We inform you of the interest rate applicable to a Fixed Allocation, as well as its Maturity Date, when we confirm the allocation. We declare interest rates applicable to new Fixed Allocations from time-to-time. Any new Fixed Allocation in an existing Annuity is credited interest at a rate not less than the rate we are then crediting to Fixed Allocations for the same Guarantee Period selected by new Annuity purchasers in the same class.
The interest rates we credit are subject to a minimum. We may declare a higher rate. The minimum is based on both an index and a reduction to the interest rate determined according to the index.
The index is based on the published rate for certificates of indebtedness (bills, notes or bonds, depending on the term of indebtedness) of the United States Treasury at the most recent Treasury auction held at least 30 days prior to the beginning of the applicable Fixed Allocation's Guarantee Period. The term (length of time from issuance to maturity) of the certificates of indebtedness upon which the index is based is the same as the duration of the Guarantee Period. If no certificates of indebtedness are available for such term, the next shortest term is used. If the United States Treasury's auction program is discontinued, we will substitute indexes which in our opinion are comparable. If required, implementation of such substitute indexes will be subject to approval by the SEC and the Insurance Department of the jurisdiction in which your Annuity was delivered. (For Annuities issued as certificates of participation in a group contract, it is our expectation that approval of only the jurisdiction in which such group contract was delivered applies.)

The reduction used in determining the minimum interest rate is two and a half percent of interest (2.50%).
Where required by the laws of a particular jurisdiction, a specific minimum interest rate, compounded yearly, will apply should the index less the reduction be less than the specific minimum interest rate applicable to that jurisdiction.
WE MAY CHANGE THE INTEREST RATES WE CREDIT NEW FIXED ALLOCATIONS AT ANY TIME. Any such change does not have an impact on the rates applicable to Fixed Allocations with Guarantee Periods that began prior to such change. However, such a change will affect the MVA.
We have no specific formula for determining the interest rates we declare. Rates may differ between classes and between types of annuities we offer, even for guarantees of the same duration starting at the same time. We expect our interest rate declarations for Fixed Allocations to reflect the returns available on the type of investments we make to support the various classes of annuities supported by the assets in Separate Account D. However, we may also take into consideration in determining rates such factors including, but not limited to, the durations offered by the annuities supported by the assets in Separate Account D, regulatory and tax requirements, the liquidity of the secondary markets for the type of investments we make, commissions, administrative expenses, investment expenses, our insurance risks in relation to Fixed Allocations, general economic trends and competition. OUR MANAGEMENT MAKES THE FINAL DETERMINATION AS TO INTEREST RATES TO BE CREDITED. WE CANNOT PREDICT THE RATES WE WILL DECLARE IN THE FUTURE.
HOW WE CALCULATE THE MARKET VALUE ADJUSTMENT
An MVA is used to determine the Account Value of each Fixed Allocation. The formula used to determine the MVA is applied separately to each Fixed Allocation. Values and time durations used in the formula are as of the date the Account Value is being determined.
For purposes of this provision:

▪	"Strips" are a form of security where ownership of the interest portion of United States Treasury securities are separated from ownership of the underlying principal amount or corpus.

▪	"Strip Yields" are the yields payable on coupon Strips of United States Treasury securities.

▪
"Option-adjusted Spread" is the difference between the yields on corporate debt securities (adjusted to disregard options on such securities) and government debt securities of comparable duration. We currently use the Merrill Lynch 1 to 10 year Investment Grade Corporate Bond Index of Option-adjusted Spreads.

The formula is:
[(1+I) / (1+J+0.0010)]^(N/365)
where:
I is the Strip Yield as of the start date of the Guarantee Period for coupon Strips maturing at the end of the applicable Guarantee Period plus the Option-adjusted Spread. If there are no Strips maturing at that time, we will use the Strip Yield for the Strips maturing as soon as possible after the Guarantee Period ends.
J is the Strip Yield as of the date the MVA formula is being applied for coupon Strips maturing at the end of the applicable Guarantee Period plus the Option-adjusted Spread. If there are no Strips maturing at that time, we will use the Strip Yield for the Strips maturing as soon as possible after the Guarantee Period ends.
N is the number of days remaining in the original Guarantee Period.
The denominator of the MVA formula includes a factor, currently equal to 0.0010 or 10 basis points. The factor is an adjustment that is applied when an MVA is assessed (regardless of whether the MVA is positive or negative) and, relative to when no factor is applied, will reduce the amount being surrendered or transferred from the MVA Fixed Allocation.
If you surrender your Annuity under the right to cancel provision, the MVA formula is [(1 + I)/(1 + J)]^(N/365).
No MVA applies in determining a Fixed Allocation's Account Value on its Maturity Date and the 30 days prior to the Maturity Date. The formula may be changed for certain Special Purpose Fixed Allocations, as described in the Prospectus.
Irrespective of the above, we apply certain formulas to determine "I" and "J" when we do not offer Guarantee Periods with a duration equal to the Remaining Period. These formulas are as follows:

1.
If we offer Guarantee Periods to your class of Annuities with durations that are both shorter and longer than the Remaining Period, we interpolate a rate for "J" between our then current interest rates for Guarantee Periods with the next shortest and next longest durations then available for new Fixed Allocations for your class of Annuities.

2.
If we no longer offer Guarantee Periods to your class of Annuities with durations that are both longer and shorter than the Remaining Period, we determine rates for "J" and, for purposes of determining the MVA only, for "I" based on the Moody's Corporate Bond Yield Average - Monthly Average Corporates (the "Average"), as published by Moody's Investor Services, Inc., its successor, or an equivalent service should such Average no longer be published by Moody's. For determining I, we will use the Average published on or immediately prior to the start of the applicable Guarantee Period. For determining J, we will use the Average for the Remaining Period published on or immediately prior to the date the MVA is calculated.

No MVA applies in determining a Fixed Allocation's Account Value on its Maturity Date, and, where required by law, the 30 days prior to the Maturity Date. If we are not offering a Guarantee Period with a duration equal to the number of years remaining in a Fixed Allocation's Guarantee Period, we calculate a rate for "J" above using a specific formula.
Our Current Rates are expected to be sensitive to interest rate fluctuations, thereby making each MVA equally sensitive to such changes. There would be a downward adjustment when the applicable Current Rate plus 0.10 percent of interest exceeds the rate credited to the Fixed Allocation and an upward adjustment when the applicable Current Rate is more than 0.10 percent of interest lower than the rate being credited to the Fixed Allocation.
We reserve the right, from time to time, to determine the MVA using an interest rate lower than the Current Rate for all transactions applicable to a class of Annuities. We may do so at our sole discretion. This would benefit all such Annuities if transactions to which the MVA applies occur while we use such lower interest rate.
GENERAL INFORMATION
VOTING RIGHTS
We are the legal owner of the shares of the underlying Portfolios in which the Sub-accounts invest. However, under current SEC rules, you have voting rights in relation to Account Value maintained in the Sub-accounts. If an underlying Portfolio requests a vote of shareholders, we will vote our shares based on instructions received from Owners with Account Value allocated to that Sub-account. Owners have the right to vote an amount equal to the number of shares attributable to their contracts. If we do not receive voting instructions in relation to certain shares, we will vote those shares in the same manner and proportion as the shares for which we have received instructions. This voting procedure is sometimes referred to as “mirror voting” because, as indicated in the immediately preceding sentence, we mirror the votes that are actually cast, rather than decide on our own how to vote. We will also “mirror vote” shares that are owned directly by us or an affiliate (excluding shares held in the separate account of an affiliated insurer). In addition, because all the shares of a given Portfolio held within our Separate Account are legally owned by us, we intend to vote all of such shares when that underlying Portfolio seeks a vote of its shareholders. As such, all such shares will be counted towards whether there is a quorum at the underlying Portfolio’s shareholder meeting and towards the ultimate outcome of the vote. Thus, under “mirror voting”, it is possible that the votes of a small percentage of contract holders who actually vote will determine the ultimate outcome.
We may, if required by state insurance regulations, disregard voting instructions if they would require shares to be voted so as to cause a change in the sub-classification or investment objectives of one or more of the available Variable Investment Options or to approve or disapprove an investment advisory contract for a Portfolio. In addition, we may disregard voting instructions that would require changes in the investment policy or investment adviser of one or more of the Portfolios associated with the available Variable Investment Options, provided that we reasonably disapprove such changes in accordance with applicable federal or state regulations. If we disregard Owner voting instructions, we will advise Owners of our action and the reasons for such action in the next available annual or semi-annual report.
We will furnish those Owners who have Account Value allocated to a Sub-account whose underlying Portfolio has requested a “proxy” vote with proxy materials and the necessary forms to provide us with their voting instructions. Generally, you will be asked to provide instructions for us to vote on matters such as changes in a fundamental investment strategy, adoption of a new investment advisory agreement, or matters relating to the structure of the underlying Portfolio that require a vote of shareholders. We reserve the right to change the voting procedures described above if applicable SEC rules change.
MODIFICATION
We reserve the right to do any or all of the following: (a) combine a Sub-account with other Sub-accounts; (b) combine Separate Account B or a portion of it with other "unitized" separate accounts; (c) terminate offering certain Guarantee Periods for new or renewing Fixed Allocations; (d) combine Separate Account D with other "non-unitized" separate accounts; (e) deregister Separate Account B under the Investment Company Act; (f) operate Separate Account B as a management investment company under the Investment Company Act or in any other form permitted by law; (g) make changes required by any change in the Securities Act, the Exchange Act or the Investment Company Act; (h) make changes that are necessary to maintain the tax status of your Annuity under the Code; (i) make changes required by any change in other Federal or state laws relating to retirement annuities or annuity contracts; and (j) discontinue offering any Sub-account at any time.
Also, from time to time, we may make additional Sub-accounts available to you. These Sub-accounts will invest in underlying mutual funds or portfolios of underlying mutual funds we believe to be suitable for the Annuity. We may or may not make a new Sub-account available to invest in any new portfolio of one of the current underlying mutual funds should such a portfolio be made available to Separate Account B.
We may eliminate Sub-accounts, combine two or more Sub-accounts or substitute one or more new underlying mutual funds or portfolios for the one in which a Sub-account is invested. Substitutions may be necessary if we believe an underlying mutual fund or portfolio no longer suits the purpose of the Annuity. This may happen due to a change in laws or regulations, or a change in the investment objectives or restrictions of an underlying mutual fund or portfolio, or because the underlying mutual fund or portfolio is no longer available for investment, or for some other reason. We would obtain prior approval from the insurance department of our state of domicile, if so required by law, before making such a substitution, deletion or addition. We also would obtain prior approval from the SEC so long as required by law, and any other required approvals before making such a substitution, deletion or addition.
We reserve the right to transfer assets of Separate Account B, which we determine to be associated with the class of contracts to which your Annuity belongs, to another "unitized" separate account. We also reserve the right to transfer assets of Separate Account D which we determine to be associated with the class of contracts to which your annuity belongs, to another "non-unitized" separate account. We will notify you (and/or any payee during the payout phase) of any modification to your Annuity. We may endorse your Annuity to reflect the change.
DEFERRAL OF TRANSACTIONS
We may defer any distribution or transfer from a Fixed Allocation or an annuity payment for a period not to exceed the lesser of 6 months or the period permitted by law. If we defer a distribution or transfer from any Fixed Allocation or any annuity payment for more than thirty days, or less where required by law, we pay interest at the minimum rate required by law but not less than 3% or at least 4% if required by your contract, per year on the amount deferred. We may defer payment of proceeds of any distribution from any Sub-account or any transfer from a Sub-account for a period not to exceed 7 calendar days from the date the transaction is effected. Any deferral period begins on the date such distribution or transfer would otherwise have been transacted.
There may be circumstances where the NYSE is open, however, due to inclement weather, natural disaster or other circumstances beyond our control, our offices may be closed or our business processing capabilities may be restricted. Under those circumstances, your Account Value may fluctuate based on changes in the Unit Values, but you may not be able to transfer Account Value, or make a purchase or redemption request.
The NYSE is closed on the following nationally recognized holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas. On those dates, we will not process any financial transactions involving purchase or redemption orders.
Prudential Annuities will also not process financial transactions involving purchase or redemption orders or transfers on any day that:

▪	trading on the NYSE is restricted;

▪	an emergency exists making redemption or valuation of securities held in the separate account impractical; or

▪	the SEC, by order, permits the suspension or postponement for the protection of security holders.
MISSTATEMENT OF AGE OR SEX
If there has been a misstatement of the age and/or sex of any person upon whose life annuity payments or the minimum death benefit is based, we make adjustments to conform to the facts. As to annuity payments: (a) any underpayments by us will be remedied on the next payment following correction; and (b) any overpayments by us will be charged against future amounts payable by us under your Annuity.
CYBER SECURITY RISKS
With the increasing use of technology and computer systems in general and, in particular, the Internet to conduct necessary business functions, Prudential Annuities is susceptible to operational, information security and related risks. These risks, which are often collectively referred to as “cyber security” risks, may include deliberate or malicious attacks, as well as unintentional events and occurrences. These risks are heightened by our offering of products with certain features, including those with automatic asset transfer or re-allocation strategies, and by our employment of complex investment, trading and hedging programs. Cyber security is generally defined as the technology, operations and related protocol surrounding and protecting a user’s computer hardware, network, systems and applications and the data transmitted and stored therewith. These measures ensure the reliability of a user’s systems, as well as the security, availability, integrity, and confidentiality of data assets.
Deliberate cyber attacks can include, but are not limited to, gaining unauthorized access (including physical break-ins and attempts to fraudulently induce employees, customers or other users of these systems to disclose sensitive information in order to gain access) to computer systems in order to misappropriate and/or disclose sensitive or confidential information; deleting, corrupting or modifying data; and causing operational disruptions. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (in order to prevent access to computer networks). In addition to deliberate breaches engineered by external actors, cyber security risks can also result from the conduct of malicious, exploited or careless insiders, whose actions may result in the destruction, release or disclosure of confidential or proprietary information stored on an organization’s systems.
Cyber security failures or breaches that could impact Prudential Annuities and Owners, whether deliberate or unintentional, could arise not only in connection with our own administration of the Annuity, but also with entities operating the Annuity’s underlying funds and with third-party service providers to Prudential Annuities. Cyber security failures originating with any of the entities involved with the offering and administration of the Annuity may cause significant disruptions in the business operations related to the Annuity. Potential impacts may include, but are not limited to, potential financial losses under the Annuity, your inability to conduct transactions under the Annuity and/or with respect to an underlying fund, an inability to calculate the accumulation unit value (AUV) with respect to the Annuity and/or the net asset value (NAV) with respect to an underlying fund, and disclosures of your personal or confidential account information.
In addition to direct impacts to you, cyber security failures of the type described above may result in adverse impacts to Prudential Annuities, including regulatory inquiries, regulatory proceedings, regulatory and/or legal and litigation costs, and reputational damage. Costs incurred by Prudential Annuities may include reimbursement and other expenses, including the costs of litigation and litigation settlements and additional compliance costs. Considerable expenses also may be incurred by Prudential Annuities in enhancing and upgrading computer systems and systems security following a cyber security failure.
The rapid proliferation of technologies, as well as the increased sophistication and activities of organized crime, hackers, terrorists, hostile foreign governments and others continue to pose new and significant cyber security threats. Although Prudential Annuities, our service providers, and the underlying funds offered under the Annuity may have established business continuity plans and risk management systems to mitigate cyber security risks, there can be no guarantee or assurance that such plans or systems will be effective, or that all risks that exist, or may develop in the future, have been completely anticipated and identified or can be protected against. Furthermore, Prudential Annuities cannot control or assure the efficacy of the cyber security plans and systems implemented by third-party service providers, the underlying funds, and the issuers in which the underlying funds invest.
ANNUITIZATION
WHAT TYPES OF ANNUITY OPTIONS ARE AVAILABLE?
We currently make annuity options available that provide fixed annuity payments, or adjustable payments. Fixed options provide the same amount with each payment. Adjustable options provide a fixed payment that is periodically adjusted based on current interest rates. We do not guarantee to make all annuity payment options available in the future.
When you purchase an Annuity, or at a later date, you may choose an Annuity Date, an annuity option and the frequency of annuity payments. You may change your choices before the Annuity Date under the terms of your contract. A maximum Annuity Date may be required by law. The Annuity Date may depend on the annuity option you choose. Certain annuity options may not be available depending on the age of the Annuitant.
Certain of these annuity options may also be available to Beneficiaries who choose to receive the Annuity's Death Benefit proceeds as a series of payments instead of a lump sum payment.
OPTION 1
Payments for Life: Under this option, income is payable periodically until the death of the "key life". The "key life" (as used in this section) is the person or persons upon whose life annuity payments are based. No additional annuity payments are made after the death of the key life. Since no minimum number of payments is guaranteed, this option offers the largest amount of periodic payments of the life contingent annuity options. It is possible that only one payment will be payable if the death of the key life occurs before the date the second payment was due, and no other payments nor death benefits would be payable. This option is currently available on a fixed basis. Under this option, you cannot make a partial or full surrender of the annuity.
OPTION 2
Payments Based on Joint Lives: Under this option, income is payable periodically during the joint lifetime of two key lives, and thereafter during the remaining lifetime of the survivor, ceasing with the last payment prior to the survivor's death. No minimum number of payments is guaranteed under this option. It is possible that only one payment will be payable if the death of all the key lives occurs before the date the second payment was due, and no other payments or death benefits would be payable. This option is currently available on a fixed basis. Under this option, you cannot make a partial or full surrender of the annuity.
OPTION 3
Payments for Life with a Certain Period: Under this option, income is payable until the death of the key life. However, if the key life dies before the end of the period selected (5, 10 or 15 years), the remaining payments are paid to the Beneficiary until the end of such period. This option is currently available on a fixed basis.
OPTION 4
Fixed Payments for a Certain Period: Under this option, income is payable periodically for a specified number of years. If the payee dies before the end of the specified number of years, the remaining payments are paid to the Beneficiary to the end of such period. Note that under this option, payments are not based on any assumptions of life expectancy. Therefore, that portion of the Insurance Charge assessed to cover the risk that key lives outlive our expectations provides no benefit to an Owner selecting this option. Under this option, you cannot make a partial or full surrender of the annuity.
We may make additional annuity payment options available in the future.
WHEN ARE ANNUITY PAYMENTS MADE?
Each Annuity Payment is payable monthly on the Annuity Payment Date. The initial annuity payment will be on a date of your choice. The Annuity Payment Date may not be changed after the Annuity Date.
HOW ARE ANNUITY PAYMENTS CALCULATED?
FIXED ANNUITY PAYMENTS
If you choose to receive fixed annuity payments, you will receive equal fixed-dollar payments throughout the period you select. The amount of the fixed payment will vary depending on the annuity payment option and payment frequency you select. Generally, the first annuity payment is determined by multiplying the Account Value upon the Annuity Date, minus any state premium taxes that may apply, by the factor determined from our table of annuity rates. The table of annuity rates differs based on the type of annuity chosen and the frequency of payment selected. Our rates will not be less than our guaranteed minimum rates. These guaranteed minimum rates are derived from the 2000 Individual Annuity Mortality Table with an assumed interest rate of 3% per annum. Where required by law or regulation, such annuity table will have rates that do not differ according to the gender of the key life. Otherwise, the rates will differ according to the gender of the key life.

ADJUSTABLE ANNUITY PAYMENTS
We may make an adjustable annuity payment option available. Adjustable annuity payments are calculated similarly to fixed annuity payments except that on every fifth (5th) anniversary of receiving annuity payments, the annuity payment amount is adjusted upward or downward depending on the rate we are currently crediting to annuity payments. The adjustment in the annuity payment amount does not affect the duration of remaining annuity payments, only the amount of each payment.
KEY TERMS
ACCOUNT VALUE: The value of each allocation to a Sub-account (also referred to as a "variable investment option") plus any Fixed Allocation prior to the Annuity Date, increased by any earnings, and/or less any losses, distributions and charges. The Account Value is calculated before we assess any applicable Contingent Deferred Sales Charge ("CDSC" or "surrender charge") and/or, other than on an annuity anniversary, any fee that is deducted from the Annuity annually in arrears. The Account Value is determined separately for each Sub-account and for each Fixed Allocation, and then totaled to determine the Account Value for your entire Annuity. The Account Value of each MVA Fixed Allocation on any day other than its Maturity Date may be calculated using a market value adjustment. The Account Value includes any Loyalty Credit we apply. With respect to Annuities with a Highest Daily Lifetime Five Income Benefit election, Account Value includes the value of any allocation to the Benefit Fixed Rate Account.
ANNUITY DATE: The date you choose for annuity payments to commence. Unless we agree otherwise, for Annuities issued on or after November 20, 2006, the Annuity Date must be no later than the first day of the calendar month coinciding with or next following the later of: (a) the oldest Owner's or Annuitant's 95th birthday, whichever occurs first, and (b) the fifth anniversary of the Issue Date.
EXPERTS
The financial statements of Prudential Annuities Life Assurance Corporation as of December 31, 2018 and 2017 and for each of the three years in the period ended December 31, 2018 and the financial statements of Prudential Annuities Life Assurance Corporation Variable Account B as of December 31, 2018 and for each of the periods presented included in this Statement of Additional Information have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.
LEGAL EXPERTS
In connection with the preparation of the post-effective amendment to this registration statement, counsel for Prudential Annuities has provided certain advice with respect to the federal securities laws.
FINANCIAL STATEMENTS
The financial statements which follow are those of Prudential Annuities Life Assurance Corporation and Prudential Annuities Life Assurance Corporation Variable Account B Sub-accounts as of December 31, 2018 and for the years ended December 31, 2018 and 2017. There may be other Sub-accounts included in Variable Account B that are not available in the product described in the applicable prospectus.
INCORPORATION BY REFERENCE
To the extent and only to the extent that any statement in a document incorporated by reference into this Statement of Additional Information is modified or superseded by a statement in this Statement of Additional Information or in a later-filed document, such statement is hereby deemed so modified or superseded and not part of this Statement of Additional Information.
We furnish you without charge a copy of any or all the documents incorporated by reference in this Statement of Additional Information, including any exhibits to such documents which have been specifically incorporated by reference. We do so upon receipt of your written or oral request. Please address your request to Prudential Annuities--Variable Annuities, P.O. Box 7960, Philadelphia, PA 19176. Our phone number is 1-800-752-6342. You may also forward such a request electronically to our Customer Service Department at www.prudentialannuities.com.

Appendix A
DETERMINATION OF ACCUMULATION UNIT VALUES
AND FINANCIAL STATEMENTS OF SEPARATE ACCOUNT
The value for each accumulation unit is computed as of the end of each business day. On any given business day the value of a Unit in each Sub-account will be determined by multiplying the value of a Unit of that Sub-account for the preceding business day by the net investment factor for that Sub-account for the current business day. The net investment factor for any business day is determined by dividing the value of the assets of the Sub-account for that day by the value of the assets of the Sub-account for the preceding business day (ignoring, for this purpose, changes resulting from new purchase payments and withdrawals), and subtracting from the result the daily equivalent of the annual charge for all insurance and administrative expenses. The value of the assets of a Sub-account is determined by multiplying the number of shares of a fund by the net asset value of each share and adding the value of dividends declared by the Series Fund or other fund but not yet paid.
As we have indicated in the prospectuses, Advanced Series Advisor Plan III and Optimum Annuity are contracts that allow you to select or decline any of several benefit options that carry with it a specific asset based charge. We maintain a unique unit value corresponding to each such contract feature. In each prospectus, we depict the unit values corresponding to the contract features that bore the highest and lowest combination of asset-based charges for the period ending December 31, 2018. Here, we set out unit values corresponding to the remaining unit values.
The portfolio names shown for the corresponding unit values are as of the period indicated above. For a complete list of the current portfolio names, see "What Are the Investment Objectives and Policies of the Portfolio?" in the prospectus.

ASAP III
Prudential Annuities Life Assurance Corporation
Statement of Additional Information
ACCUMULATION UNIT VALUES: With any one of GRO Plus, EBP or HAV - Cliff M&E (0.90%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ACCESS VP High Yield Fund
04/02/2012 to 12/31/2012	$16.26371	$17.47366	0
01/01/2013 to 12/31/2013	$17.47366	$19.05114	0
01/01/2014 to 12/31/2014	$19.05114	$19.32135	0
01/01/2015 to 12/31/2015	$19.32135	$19.17702	714
01/01/2016 to 12/31/2016	$19.17702	$20.71540	30,348
01/01/2017 to 12/31/2017	$20.71540	$21.51372	714
01/01/2018 to 12/31/2018	$21.51372	$21.18867	714
AST Academic Strategies Asset Allocation Portfolio
04/02/2012 to 12/31/2012	$11.60730	$11.94339	254,519
01/01/2013 to 12/31/2013	$11.94339	$13.01638	606,620
01/01/2014 to 12/31/2014	$13.01638	$13.39182	755,726
01/01/2015 to 12/31/2015	$13.39182	$12.84414	770,816
01/01/2016 to 12/31/2016	$12.84414	$13.53517	1,027,754
01/01/2017 to 12/31/2017	$13.53517	$15.10166	1,338,105
01/01/2018 to 12/31/2018	$15.10166	$13.74762	1,104,027
AST Advanced Strategies Portfolio
04/02/2012 to 12/31/2012	$12.36515	$12.74743	101,462
01/01/2013 to 12/31/2013	$12.74743	$14.72431	256,162
01/01/2014 to 12/31/2014	$14.72431	$15.48307	289,906
01/01/2015 to 12/31/2015	$15.48307	$15.46694	404,675
01/01/2016 to 12/31/2016	$15.46694	$16.41717	739,531
01/01/2017 to 12/31/2017	$16.41717	$19.02361	836,651
01/01/2018 to 12/31/2018	$19.02361	$17.74190	941,835
AST AQR Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99926	$11.69769	2,450
01/01/2014 to 12/31/2014	$11.69769	$13.11912	3,568
01/01/2015 to 12/31/2015	$13.11912	$13.22556	3,123
01/01/2016 to 12/31/2016	$13.22556	$14.50953	69,808
01/01/2017 to 12/31/2017	$14.50953	$17.56209	10,382
01/01/2018 to 12/31/2018	$17.56209	$15.98771	9,878
AST Balanced Asset Allocation Portfolio
04/02/2012 to 12/31/2012	$12.26595	$12.45894	202,391
01/01/2013 to 12/31/2013	$12.45894	$14.52571	630,765
01/01/2014 to 12/31/2014	$14.52571	$15.33385	797,400
01/01/2015 to 12/31/2015	$15.33385	$15.26817	960,602
01/01/2016 to 12/31/2016	$15.26817	$16.08391	1,166,432
01/01/2017 to 12/31/2017	$16.08391	$18.31530	1,470,996
01/01/2018 to 12/31/2018	$18.31530	$17.25409	1,395,903
AST BlackRock Global Strategies Portfolio
04/02/2012 to 12/31/2012	$9.88668	$10.21704	17,358
01/01/2013 to 12/31/2013	$10.21704	$11.22395	54,678
01/01/2014 to 12/31/2014	$11.22395	$11.66750	103,974
01/01/2015 to 12/31/2015	$11.66750	$11.21558	68,631
01/01/2016 to 12/31/2016	$11.21558	$11.88836	87,530
01/01/2017 to 12/31/2017	$11.88836	$13.26744	124,037
01/01/2018 to 12/31/2018	$13.26744	$12.45347	162,104

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST BlackRock Low Duration Bond Portfolio
04/02/2012 to 12/31/2012	$13.23433	$13.58258	431,982
01/01/2013 to 12/31/2013	$13.58258	$13.16746	1,072,764
01/01/2014 to 12/31/2014	$13.16746	$13.03622	1,250,697
01/01/2015 to 12/31/2015	$13.03622	$12.98146	1,225,601
01/01/2016 to 12/31/2016	$12.98146	$13.07579	1,235,359
01/01/2017 to 12/31/2017	$13.07579	$13.17902	1,216,435
01/01/2018 to 12/31/2018	$13.17902	$13.15709	1,032,083
AST BlackRock/Loomis Sayles Bond Portfolio
04/02/2012 to 12/31/2012	$15.52103	$16.38647	341,112
01/01/2013 to 12/31/2013	$16.38647	$15.94068	704,600
01/01/2014 to 12/31/2014	$15.94068	$16.46558	808,900
01/01/2015 to 12/31/2015	$16.46558	$15.97348	837,026
01/01/2016 to 12/31/2016	$15.97348	$16.49909	1,073,699
01/01/2017 to 12/31/2017	$16.49909	$17.06409	1,197,598
01/01/2018 to 12/31/2018	$17.06409	$16.79822	1,052,234
AST Capital Growth Asset Allocation Portfolio
04/02/2012 to 12/31/2012	$11.93777	$12.02621	227,250
01/01/2013 to 12/31/2013	$12.02621	$14.62099	632,115
01/01/2014 to 12/31/2014	$14.62099	$15.50291	1,069,359
01/01/2015 to 12/31/2015	$15.50291	$15.44535	1,351,677
01/01/2016 to 12/31/2016	$15.44535	$16.35293	2,037,942
01/01/2017 to 12/31/2017	$16.35293	$19.10533	2,541,537
01/01/2018 to 12/31/2018	$19.10533	$17.75531	2,639,219
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99926	$11.73900	1,235
01/01/2014 to 12/31/2014	$11.73900	$13.21668	15,879
01/01/2015 to 12/31/2015	$13.21668	$12.62993	13,864
01/01/2016 to 12/31/2016	$12.62993	$14.38056	38,299
01/01/2017 to 12/31/2017	$14.38056	$16.87418	60,728
01/01/2018 to 12/31/2018	$16.87418	$15.92470	69,621
AST Cohen & Steers Realty Portfolio
04/02/2012 to 12/31/2012	$29.48102	$30.51803	26,487
01/01/2013 to 12/31/2013	$30.51803	$31.19093	61,197
01/01/2014 to 12/31/2014	$31.19093	$40.46552	69,429
01/01/2015 to 12/31/2015	$40.46552	$42.04386	60,536
01/01/2016 to 12/31/2016	$42.04386	$43.67210	59,870
01/01/2017 to 12/31/2017	$43.67210	$45.98288	63,176
01/01/2018 to 12/31/2018	$45.98288	$43.40046	54,330
AST Fidelity Institutional AM® Quantitative Portfolio
formerly,AST FI Pyramis® Quantitative Portfolio
04/02/2012 to 12/31/2012	$10.78373	$11.06689	47,893
01/01/2013 to 12/31/2013	$11.06689	$12.58612	137,981
01/01/2014 to 12/31/2014	$12.58612	$12.86591	204,705
01/01/2015 to 12/31/2015	$12.86591	$12.87645	324,163
01/01/2016 to 12/31/2016	$12.87645	$13.30353	499,569
01/01/2017 to 12/31/2017	$13.30353	$15.35577	599,755
01/01/2018 to 12/31/2018	$15.35577	$14.03834	632,686
AST Global Real Estate Portfolio
04/02/2012 to 12/31/2012	$10.37501	$11.56988	2,172
01/01/2013 to 12/31/2013	$11.56988	$11.96427	7,752
01/01/2014 to 12/31/2014	$11.96427	$13.50742	13,409
01/01/2015 to 12/31/2015	$13.50742	$13.37384	14,500
01/01/2016 to 12/31/2016	$13.37384	$13.37217	17,047
01/01/2017 to 12/31/2017	$13.37217	$14.69478	16,723
01/01/2018 to 12/31/2018	$14.69478	$13.87610	16,091

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Goldman Sachs Large-Cap Value Portfolio
04/02/2012 to 12/31/2012	$14.83137	$15.40760	458,476
01/01/2013 to 12/31/2013	$15.40760	$20.39040	913,647
01/01/2014 to 12/31/2014	$20.39040	$22.86049	1,027,985
01/01/2015 to 12/31/2015	$22.86049	$21.60795	1,170,651
01/01/2016 to 12/31/2016	$21.60795	$23.88525	1,038,821
01/01/2017 to 12/31/2017	$23.88525	$25.97784	1,033,616
01/01/2018 to 12/31/2018	$25.97784	$23.54770	846,203
AST Goldman Sachs Mid-Cap Growth Portfolio
04/02/2012 to 12/31/2012	$23.55988	$23.76942	49,594
01/01/2013 to 12/31/2013	$23.76942	$31.13825	119,509
01/01/2014 to 12/31/2014	$31.13825	$34.41507	161,800
01/01/2015 to 12/31/2015	$34.41507	$32.16636	263,424
01/01/2016 to 12/31/2016	$32.16636	$32.40164	255,528
01/01/2017 to 12/31/2017	$32.40164	$40.80971	282,531
01/01/2018 to 12/31/2018	$40.80971	$38.68196	236,533
AST Goldman Sachs Multi-Asset Portfolio
04/02/2012 to 12/31/2012	$11.04934	$11.12631	37,304
01/01/2013 to 12/31/2013	$11.12631	$12.10904	69,723
01/01/2014 to 12/31/2014	$12.10904	$12.48501	99,059
01/01/2015 to 12/31/2015	$12.48501	$12.26010	122,151
01/01/2016 to 12/31/2016	$12.26010	$12.78842	194,934
01/01/2017 to 12/31/2017	$12.78842	$14.23034	313,399
01/01/2018 to 12/31/2018	$14.23034	$13.10632	284,460
AST Goldman Sachs Small-Cap Value Portfolio
04/02/2012 to 12/31/2012	$24.83288	$25.27242	15,212
01/01/2013 to 12/31/2013	$25.27242	$34.76562	30,854
01/01/2014 to 12/31/2014	$34.76562	$36.93269	42,297
01/01/2015 to 12/31/2015	$36.93269	$34.58939	40,191
01/01/2016 to 12/31/2016	$34.58939	$42.61234	44,648
01/01/2017 to 12/31/2017	$42.61234	$47.37668	54,491
01/01/2018 to 12/31/2018	$47.37668	$40.34517	47,194
AST Government Money Market Portfolio
04/02/2012 to 12/31/2012	$10.81650	$10.74397	606,652
01/01/2013 to 12/31/2013	$10.74397	$10.64735	1,058,147
01/01/2014 to 12/31/2014	$10.64735	$10.55199	1,734,092
01/01/2015 to 12/31/2015	$10.55199	$10.45709	2,064,321
01/01/2016 to 12/31/2016	$10.45709	$10.36273	2,235,562
01/01/2017 to 12/31/2017	$10.36273	$10.30462	2,591,166
01/01/2018 to 12/31/2018	$10.30462	$10.34412	2,522,845
AST High Yield Portfolio
04/02/2012 to 12/31/2012	$18.11274	$19.51333	98,604
01/01/2013 to 12/31/2013	$19.51333	$20.72616	198,033
01/01/2014 to 12/31/2014	$20.72616	$21.06490	170,963
01/01/2015 to 12/31/2015	$21.06490	$20.13149	148,038
01/01/2016 to 12/31/2016	$20.13149	$23.02211	187,998
01/01/2017 to 12/31/2017	$23.02211	$24.51996	217,927
01/01/2018 to 12/31/2018	$24.51996	$23.81550	153,465
AST Hotchkis & Wiley Large-Cap Value Portfolio
04/02/2012 to 12/31/2012	$13.10164	$13.58349	26,123
01/01/2013 to 12/31/2013	$13.58349	$18.82699	68,511
01/01/2014 to 12/31/2014	$18.82699	$21.22233	64,677
01/01/2015 to 12/31/2015	$21.22233	$19.38341	82,532
01/01/2016 to 12/31/2016	$19.38341	$23.02924	110,668
01/01/2017 to 12/31/2017	$23.02924	$27.20261	143,320
01/01/2018 to 12/31/2018	$27.20261	$23.14154	142,964

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST International Growth Portfolio
04/02/2012 to 12/31/2012	$19.16833	$19.61553	203,749
01/01/2013 to 12/31/2013	$19.61553	$23.14339	451,034
01/01/2014 to 12/31/2014	$23.14339	$21.66798	610,010
01/01/2015 to 12/31/2015	$21.66798	$22.14899	581,209
01/01/2016 to 12/31/2016	$22.14899	$21.12075	542,906
01/01/2017 to 12/31/2017	$21.12075	$28.34594	496,087
01/01/2018 to 12/31/2018	$28.34594	$24.34499	413,100
AST International Value Portfolio
04/02/2012 to 12/31/2012	$19.90642	$20.52383	14,811
01/01/2013 to 12/31/2013	$20.52383	$24.29855	26,796
01/01/2014 to 12/31/2014	$24.29855	$22.46576	36,615
01/01/2015 to 12/31/2015	$22.46576	$22.44558	50,399
01/01/2016 to 12/31/2016	$22.44558	$22.37309	63,934
01/01/2017 to 12/31/2017	$22.37309	$27.23028	80,785
01/01/2018 to 12/31/2018	$27.23028	$22.62979	71,805
AST Investment Grade Bond Portfolio
04/02/2012 to 12/31/2012	$14.84050	$15.81688	11,214
01/01/2013 to 12/31/2013	$15.81688	$15.17572	52,659
01/01/2014 to 12/31/2014	$15.17572	$16.05116	64,101
01/01/2015 to 12/31/2015	$16.05116	$16.09333	260,959
01/01/2016 to 12/31/2016	$16.09333	$16.61912	470,431
01/01/2017 to 12/31/2017	$16.61912	$17.18003	367,072
01/01/2018 to 12/31/2018	$17.18003	$16.97928	2,700,826
AST J.P. Morgan Global Thematic Portfolio
04/02/2012 to 12/31/2012	$10.86121	$10.99885	70,907
01/01/2013 to 12/31/2013	$10.99885	$12.67457	156,790
01/01/2014 to 12/31/2014	$12.67457	$13.35989	171,886
01/01/2015 to 12/31/2015	$13.35989	$13.10098	225,180
01/01/2016 to 12/31/2016	$13.10098	$13.66058	285,954
01/01/2017 to 12/31/2017	$13.66058	$15.83331	333,676
01/01/2018 to 12/31/2018	$15.83331	$14.53352	315,288
AST J.P. Morgan International Equity Portfolio
04/02/2012 to 12/31/2012	$18.62398	$19.63939	50,480
01/01/2013 to 12/31/2013	$19.63939	$22.45223	119,084
01/01/2014 to 12/31/2014	$22.45223	$20.83393	132,775
01/01/2015 to 12/31/2015	$20.83393	$20.06954	118,276
01/01/2016 to 12/31/2016	$20.06954	$20.27347	108,347
01/01/2017 to 12/31/2017	$20.27347	$26.04484	127,593
01/01/2018 to 12/31/2018	$26.04484	$21.30069	116,447
AST J.P. Morgan Strategic Opportunities Portfolio
04/02/2012 to 12/31/2012	$17.01360	$17.50355	38,263
01/01/2013 to 12/31/2013	$17.50355	$19.25962	115,574
01/01/2014 to 12/31/2014	$19.25962	$20.12628	164,323
01/01/2015 to 12/31/2015	$20.12628	$19.90868	194,145
01/01/2016 to 12/31/2016	$19.90868	$20.48702	331,745
01/01/2017 to 12/31/2017	$20.48702	$22.76821	409,434
01/01/2018 to 12/31/2018	$22.76821	$21.40576	440,564
AST Jennison Large-Cap Growth Portfolio
04/02/2012 to 12/31/2012	$13.57527	$12.93987	2,360
01/01/2013 to 12/31/2013	$12.93987	$17.50320	20,366
01/01/2014 to 12/31/2014	$17.50320	$18.99419	18,192
01/01/2015 to 12/31/2015	$18.99419	$20.82500	31,278
01/01/2016 to 12/31/2016	$20.82500	$20.33576	40,448
01/01/2017 to 12/31/2017	$20.33576	$27.37385	62,881
01/01/2018 to 12/31/2018	$27.37385	$26.68914	43,974

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Loomis Sayles Large-Cap Growth Portfolio
04/02/2012 to 12/31/2012	$17.80833	$17.01026	425,090
01/01/2013 to 12/31/2013	$17.01026	$23.02884	838,181
01/01/2014 to 12/31/2014	$23.02884	$25.23833	1,035,208
01/01/2015 to 12/31/2015	$25.23833	$27.53016	925,323
01/01/2016 to 12/31/2016	$27.53016	$28.80403	814,756
01/01/2017 to 12/31/2017	$28.80403	$37.96206	754,558
01/01/2018 to 12/31/2018	$37.96206	$36.60751	564,625
AST MFS Global Equity Portfolio
04/02/2012 to 12/31/2012	$21.74449	$23.04503	21,999
01/01/2013 to 12/31/2013	$23.04503	$29.14854	47,489
01/01/2014 to 12/31/2014	$29.14854	$29.93493	51,941
01/01/2015 to 12/31/2015	$29.93493	$29.23083	64,165
01/01/2016 to 12/31/2016	$29.23083	$31.02844	82,421
01/01/2017 to 12/31/2017	$31.02844	$38.08044	99,586
01/01/2018 to 12/31/2018	$38.08044	$34.13118	81,807
AST MFS Growth Portfolio
04/02/2012 to 12/31/2012	$16.43881	$16.43129	62,155
01/01/2013 to 12/31/2013	$16.43129	$22.26046	141,561
01/01/2014 to 12/31/2014	$22.26046	$23.98155	140,267
01/01/2015 to 12/31/2015	$23.98155	$25.48373	107,052
01/01/2016 to 12/31/2016	$25.48373	$25.73743	86,232
01/01/2017 to 12/31/2017	$25.73743	$33.33872	98,952
01/01/2018 to 12/31/2018	$33.33872	$33.74757	85,367
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99926	$10.22566	0
01/01/2013 to 12/31/2013	$10.22566	$13.63007	2,485
01/01/2014 to 12/31/2014	$13.63007	$14.88747	11,018
01/01/2015 to 12/31/2015	$14.88747	$14.64680	30,315
01/01/2016 to 12/31/2016	$14.64680	$16.46677	86,073
01/01/2017 to 12/31/2017	$16.46677	$19.14853	99,844
01/01/2018 to 12/31/2018	$19.14853	$17.04926	74,242
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
04/02/2012 to 12/31/2012	$21.87286	$22.40240	110,737
01/01/2013 to 12/31/2013	$22.40240	$31.52671	219,116
01/01/2014 to 12/31/2014	$31.52671	$35.69515	265,572
01/01/2015 to 12/31/2015	$35.69515	$33.38007	252,369
01/01/2016 to 12/31/2016	$33.38007	$39.11038	242,483
01/01/2017 to 12/31/2017	$39.11038	$44.10353	264,436
01/01/2018 to 12/31/2018	$44.10353	$36.51817	201,370
AST New Discovery Asset Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99926	$10.37693	56,431
01/01/2013 to 12/31/2013	$10.37693	$12.22866	120,016
01/01/2014 to 12/31/2014	$12.22866	$12.74143	159,984
01/01/2015 to 12/31/2015	$12.74143	$12.46998	132,511
01/01/2016 to 12/31/2016	$12.46998	$12.89199	120,303
01/01/2017 to 12/31/2017	$12.89199	$14.88331	170,328
01/01/2018 to 12/31/2018	$14.88331	$13.52819	160,789
AST Parametric Emerging Markets Equity Portfolio
04/02/2012 to 12/31/2012	$10.11888	$10.32708	16,561
01/01/2013 to 12/31/2013	$10.32708	$10.25698	47,934
01/01/2014 to 12/31/2014	$10.25698	$9.68870	58,712
01/01/2015 to 12/31/2015	$9.68870	$7.99545	62,612
01/01/2016 to 12/31/2016	$7.99545	$8.90305	69,300
01/01/2017 to 12/31/2017	$8.90305	$11.15034	102,994
01/01/2018 to 12/31/2018	$11.15034	$9.49739	93,632

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Preservation Asset Allocation Portfolio
04/02/2012 to 12/31/2012	$12.81997	$13.18092	159,646
01/01/2013 to 12/31/2013	$13.18092	$14.26564	216,575
01/01/2014 to 12/31/2014	$14.26564	$14.95367	296,913
01/01/2015 to 12/31/2015	$14.95367	$14.84036	531,354
01/01/2016 to 12/31/2016	$14.84036	$15.51967	882,023
01/01/2017 to 12/31/2017	$15.51967	$16.93838	1,085,499
01/01/2018 to 12/31/2018	$16.93838	$16.30843	1,194,629
AST Prudential Core Bond Portfolio
04/02/2012 to 12/31/2012	$10.20930	$10.70371	161
01/01/2013 to 12/31/2013	$10.70371	$10.36202	5,376
01/01/2014 to 12/31/2014	$10.36202	$10.89114	16,735
01/01/2015 to 12/31/2015	$10.89114	$10.76424	30,005
01/01/2016 to 12/31/2016	$10.76424	$11.11645	83,551
01/01/2017 to 12/31/2017	$11.11645	$11.64124	99,605
01/01/2018 to 12/31/2018	$11.64124	$11.44209	99,629
AST Prudential Growth Allocation Portfolio
04/02/2012 to 12/31/2012	$10.33507	$10.47629	54,660
01/01/2013 to 12/31/2013	$10.47629	$12.14973	173,117
01/01/2014 to 12/31/2014	$12.14973	$13.14773	345,827
01/01/2015 to 12/31/2015	$13.14773	$12.94956	877,579
01/01/2016 to 12/31/2016	$12.94956	$14.12865	1,323,865
01/01/2017 to 12/31/2017	$14.12865	$16.25558	2,249,510
01/01/2018 to 12/31/2018	$16.25558	$14.88495	2,402,982
AST QMA Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99926	$11.73738	0
01/01/2014 to 12/31/2014	$11.73738	$13.40465	1,720
01/01/2015 to 12/31/2015	$13.40465	$13.48896	2,738
01/01/2016 to 12/31/2016	$13.48896	$14.81889	2,462
01/01/2017 to 12/31/2017	$14.81889	$17.83025	5,615
01/01/2018 to 12/31/2018	$17.83025	$16.40537	2,866
AST QMA US Equity Alpha Portfolio
04/02/2012 to 12/31/2012	$15.51901	$15.78510	27,042
01/01/2013 to 12/31/2013	$15.78510	$20.71562	88,401
01/01/2014 to 12/31/2014	$20.71562	$24.06286	96,241
01/01/2015 to 12/31/2015	$24.06286	$24.58060	94,520
01/01/2016 to 12/31/2016	$24.58060	$27.97611	100,029
01/01/2017 to 12/31/2017	$27.97611	$33.89386	109,465
01/01/2018 to 12/31/2018	$33.89386	$30.82749	101,066
AST Quantitative Modeling Portfolio
04/02/2012 to 12/31/2012	$9.89665	$10.03143	0
01/01/2013 to 12/31/2013	$10.03143	$12.16769	2,455
01/01/2014 to 12/31/2014	$12.16769	$12.84197	4,509
01/01/2015 to 12/31/2015	$12.84197	$12.74546	8,901
01/01/2016 to 12/31/2016	$12.74546	$13.42945	8,100
01/01/2017 to 12/31/2017	$13.42945	$15.72959	13,415
01/01/2018 to 12/31/2018	$15.72959	$14.56976	7,940
AST RCM World Trends Portfolio
04/02/2012 to 12/31/2012	$10.33848	$10.40393	28,330
01/01/2013 to 12/31/2013	$10.40393	$11.59288	97,750
01/01/2014 to 12/31/2014	$11.59288	$12.07891	111,239
01/01/2015 to 12/31/2015	$12.07891	$11.95035	190,414
01/01/2016 to 12/31/2016	$11.95035	$12.41319	350,846
01/01/2017 to 12/31/2017	$12.41319	$14.29853	497,786
01/01/2018 to 12/31/2018	$14.29853	$13.04943	490,735

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Small-Cap Growth Opportunities Portfolio
04/02/2012 to 12/31/2012	$27.85979	$26.51602	66,713
01/01/2013 to 12/31/2013	$26.51602	$37.00144	145,136
01/01/2014 to 12/31/2014	$37.00144	$38.48022	177,198
01/01/2015 to 12/31/2015	$38.48022	$38.64298	174,970
01/01/2016 to 12/31/2016	$38.64298	$41.24410	146,474
01/01/2017 to 12/31/2017	$41.24410	$52.19166	145,303
01/01/2018 to 12/31/2018	$52.19166	$46.11141	116,043
AST Small-Cap Growth Portfolio
04/02/2012 to 12/31/2012	$19.65563	$18.92221	20,997
01/01/2013 to 12/31/2013	$18.92221	$25.34746	53,094
01/01/2014 to 12/31/2014	$25.34746	$26.07876	51,726
01/01/2015 to 12/31/2015	$26.07876	$26.04715	58,463
01/01/2016 to 12/31/2016	$26.04715	$28.93035	66,586
01/01/2017 to 12/31/2017	$28.93035	$35.52723	80,085
01/01/2018 to 12/31/2018	$35.52723	$32.24728	75,989
AST Small-Cap Value Portfolio
04/02/2012 to 12/31/2012	$21.53339	$22.01216	119,443
01/01/2013 to 12/31/2013	$22.01216	$29.97261	260,476
01/01/2014 to 12/31/2014	$29.97261	$31.26764	299,726
01/01/2015 to 12/31/2015	$31.26764	$29.65077	293,930
01/01/2016 to 12/31/2016	$29.65077	$37.96547	250,699
01/01/2017 to 12/31/2017	$37.96547	$40.38884	274,989
01/01/2018 to 12/31/2018	$40.38884	$33.18941	231,165
AST T. Rowe Price Asset Allocation Portfolio
04/02/2012 to 12/31/2012	$18.15614	$18.66785	121,875
01/01/2013 to 12/31/2013	$18.66785	$21.61396	245,839
01/01/2014 to 12/31/2014	$21.61396	$22.67884	344,918
01/01/2015 to 12/31/2015	$22.67884	$22.48423	499,215
01/01/2016 to 12/31/2016	$22.48423	$23.96311	695,416
01/01/2017 to 12/31/2017	$23.96311	$27.40672	811,697
01/01/2018 to 12/31/2018	$27.40672	$25.71208	923,644
AST T. Rowe Price Large-Cap Growth Portfolio
04/02/2012 to 12/31/2012	$18.73681	$18.15419	31,299
01/01/2013 to 12/31/2013	$18.15419	$25.91153	72,697
01/01/2014 to 12/31/2014	$25.91153	$27.82127	104,575
01/01/2015 to 12/31/2015	$27.82127	$30.21312	154,773
01/01/2016 to 12/31/2016	$30.21312	$30.74965	183,693
01/01/2017 to 12/31/2017	$30.74965	$42.01843	254,827
01/01/2018 to 12/31/2018	$42.01843	$43.24827	236,942
AST T. Rowe Price Large-Cap Value Portfolio
04/02/2012 to 12/31/2012	$17.28299	$17.29342	26,564
01/01/2013 to 12/31/2013	$17.29342	$23.07231	49,924
01/01/2014 to 12/31/2014	$23.07231	$23.22103	74,433
01/01/2015 to 12/31/2015	$23.22103	$21.61669	70,989
01/01/2016 to 12/31/2016	$21.61669	$22.73534	77,114
01/01/2017 to 12/31/2017	$22.73534	$26.26066	87,434
01/01/2018 to 12/31/2018	$26.26066	$23.49622	82,191
AST T. Rowe Price Natural Resources Portfolio
04/02/2012 to 12/31/2012	$29.49409	$28.38080	18,929
01/01/2013 to 12/31/2013	$28.38080	$32.45134	41,571
01/01/2014 to 12/31/2014	$32.45134	$29.47070	58,912
01/01/2015 to 12/31/2015	$29.47070	$23.58270	63,296
01/01/2016 to 12/31/2016	$23.58270	$29.12352	74,822
01/01/2017 to 12/31/2017	$29.12352	$31.83660	88,709
01/01/2018 to 12/31/2018	$31.83660	$26.29473	63,464

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Templeton Global Bond Portfolio
04/02/2012 to 12/31/2012	$15.83091	$16.31179	108,177
01/01/2013 to 12/31/2013	$16.31179	$15.55828	269,072
01/01/2014 to 12/31/2014	$15.55828	$15.50425	339,329
01/01/2015 to 12/31/2015	$15.50425	$14.65526	344,000
01/01/2016 to 12/31/2016	$14.65526	$15.15648	295,582
01/01/2017 to 12/31/2017	$15.15648	$15.32695	334,842
01/01/2018 to 12/31/2018	$15.32695	$15.49193	273,390
AST WEDGE Capital Mid-Cap Value Portfolio
04/02/2012 to 12/31/2012	$20.87736	$21.62753	12,717
01/01/2013 to 12/31/2013	$21.62753	$28.38035	37,123
01/01/2014 to 12/31/2014	$28.38035	$32.33505	45,961
01/01/2015 to 12/31/2015	$32.33505	$29.92642	34,633
01/01/2016 to 12/31/2016	$29.92642	$33.80820	35,532
01/01/2017 to 12/31/2017	$33.80820	$39.71297	43,272
01/01/2018 to 12/31/2018	$39.71297	$32.85033	38,658
AST Wellington Management Hedged Equity Portfolio
04/02/2012 to 12/31/2012	$10.87028	$10.82953	44,926
01/01/2013 to 12/31/2013	$10.82953	$12.93244	128,772
01/01/2014 to 12/31/2014	$12.93244	$13.52157	271,446
01/01/2015 to 12/31/2015	$13.52157	$13.31505	323,250
01/01/2016 to 12/31/2016	$13.31505	$14.05635	420,258
01/01/2017 to 12/31/2017	$14.05635	$15.82369	548,832
01/01/2018 to 12/31/2018	$15.82369	$14.89699	489,148
AST Western Asset Core Plus Bond Portfolio
04/02/2012 to 12/31/2012	$11.87383	$12.45283	14,349
01/01/2013 to 12/31/2013	$12.45283	$12.15662	69,578
01/01/2014 to 12/31/2014	$12.15662	$12.91415	129,240
01/01/2015 to 12/31/2015	$12.91415	$12.95617	179,309
01/01/2016 to 12/31/2016	$12.95617	$13.50096	362,945
01/01/2017 to 12/31/2017	$13.50096	$14.22373	473,871
01/01/2018 to 12/31/2018	$14.22373	$13.77593	1,040,196
Invesco V.I. Diversified Dividend Fund - Series I
04/02/2012 to 12/31/2012	$10.17676	$10.78720	13,294
01/01/2013 to 12/31/2013	$10.78720	$14.00794	22,960
01/01/2014 to 12/31/2014	$14.00794	$15.66262	26,360
01/01/2015 to 12/31/2015	$15.66262	$15.84237	26,995
01/01/2016 to 12/31/2016	$15.84237	$18.02578	45,926
01/01/2017 to 12/31/2017	$18.02578	$19.39573	45,587
01/01/2018 to 12/31/2018	$19.39573	$17.76446	38,670
Invesco V.I. Health Care Fund - Series I
formerly,Invesco V.I. Global Health Care Fund - Series I
04/02/2012 to 12/31/2012	$17.31539	$18.36199	5,452
01/01/2013 to 12/31/2013	$18.36199	$25.57408	18,425
01/01/2014 to 12/31/2014	$25.57408	$30.32882	25,417
01/01/2015 to 12/31/2015	$30.32882	$31.00662	38,695
01/01/2016 to 12/31/2016	$31.00662	$27.20652	32,534
01/01/2017 to 12/31/2017	$27.20652	$31.22957	31,753
01/01/2018 to 12/31/2018	$31.22957	$31.22701	20,974

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Mid Cap Growth Portfolio, Series I
04/27/2012* to 12/31/2012	$10.05013	$9.81660	3,582
01/01/2013 to 12/31/2013	$9.81660	$13.32911	16,273
01/01/2014 to 12/31/2014	$13.32911	$14.27074	10,867
01/01/2015 to 12/31/2015	$14.27074	$14.31296	16,506
01/01/2016 to 12/31/2016	$14.31296	$14.29170	18,303
01/01/2017 to 12/31/2017	$14.29170	$17.34894	22,420
01/01/2018 to 12/31/2018	$17.34894	$16.23203	23,127
Invesco V.I. Technology Fund - Series I
04/02/2012 to 12/31/2012	$19.78851	$17.73191	0
01/01/2013 to 12/31/2013	$17.73191	$21.99076	0
01/01/2014 to 12/31/2014	$21.99076	$24.20140	0
01/01/2015 to 12/31/2015	$24.20140	$25.61809	0
01/01/2016 to 12/31/2016	$25.61809	$25.19626	0
01/01/2017 to 12/31/2017	$25.19626	$33.74281	0
01/01/2018 to 12/31/2018	$33.74281	$33.28557	0
NVIT Emerging Markets Fund Class D
08/05/2016* to 12/31/2016	$10.12667	$9.75939	100,757
01/01/2017 to 12/31/2017	$9.75939	$13.64636	112,586
01/01/2018 to 12/31/2018	$13.64636	$11.12813	95,849
ProFund VP Asia 30
04/02/2012 to 12/31/2012	$26.54631	$26.50384	4,926
01/01/2013 to 12/31/2013	$26.50384	$30.19771	8,456
01/01/2014 to 12/31/2014	$30.19771	$29.45663	7,125
01/01/2015 to 12/31/2015	$29.45663	$26.45357	10,007
01/01/2016 to 12/31/2016	$26.45357	$26.38394	15,238
01/01/2017 to 12/31/2017	$26.38394	$34.74338	18,316
01/01/2018 to 12/31/2018	$34.74338	$28.02670	13,331
ProFund VP Banks
04/02/2012 to 12/31/2012	$5.96825	$6.04492	2,562
01/01/2013 to 12/31/2013	$6.04492	$7.99471	6,124
01/01/2014 to 12/31/2014	$7.99471	$8.74483	6,582
01/01/2015 to 12/31/2015	$8.74483	$8.62861	6,080
01/01/2016 to 12/31/2016	$8.62861	$10.53749	32,945
01/01/2017 to 12/31/2017	$10.53749	$12.31404	23,335
01/01/2018 to 12/31/2018	$12.31404	$10.01867	12,376
ProFund VP Basic Materials
04/02/2012 to 12/31/2012	$20.35558	$19.73517	3,161
01/01/2013 to 12/31/2013	$19.73517	$23.16241	16,622
01/01/2014 to 12/31/2014	$23.16241	$23.34110	15,045
01/01/2015 to 12/31/2015	$23.34110	$19.91067	15,608
01/01/2016 to 12/31/2016	$19.91067	$23.38054	24,237
01/01/2017 to 12/31/2017	$23.38054	$28.48995	18,873
01/01/2018 to 12/31/2018	$28.48995	$23.24680	7,117
ProFund VP Bear
04/02/2012 to 12/31/2012	$3.83351	$3.62728	14,073
01/01/2013 to 12/31/2013	$3.62728	$2.64019	23,391
01/01/2014 to 12/31/2014	$2.64019	$2.24370	33,775
01/01/2015 to 12/31/2015	$2.24370	$2.11410	34,637
01/01/2016 to 12/31/2016	$2.11410	$1.82167	28,649
01/01/2017 to 12/31/2017	$1.82167	$1.48099	54,950
01/01/2018 to 12/31/2018	$1.48099	$1.52701	67,443

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Biotechnology
04/02/2012 to 12/31/2012	$21.87806	$26.03641	0
01/01/2013 to 12/31/2013	$26.03641	$43.45558	477
01/01/2014 to 12/31/2014	$43.45558	$55.86612	374
01/01/2015 to 12/31/2015	$55.86612	$57.19074	456
01/01/2016 to 12/31/2016	$57.19074	$47.90477	47
01/01/2017 to 12/31/2017	$47.90477	$58.17661	44
01/01/2018 to 12/31/2018	$58.17661	$53.75989	307
ProFund VP Bull
04/02/2012 to 12/31/2012	$14.61734	$14.64316	16,668
01/01/2013 to 12/31/2013	$14.64316	$18.82937	35,724
01/01/2014 to 12/31/2014	$18.82937	$20.79991	79,661
01/01/2015 to 12/31/2015	$20.79991	$20.51829	62,245
01/01/2016 to 12/31/2016	$20.51829	$22.29843	57,530
01/01/2017 to 12/31/2017	$22.29843	$26.37254	62,248
01/01/2018 to 12/31/2018	$26.37254	$24.52738	74,265
ProFund VP Consumer Goods Portfolio
04/02/2012 to 12/31/2012	$17.42902	$17.54415	752
01/01/2013 to 12/31/2013	$17.54415	$22.33301	4,825
01/01/2014 to 12/31/2014	$22.33301	$24.39556	11,120
01/01/2015 to 12/31/2015	$24.39556	$25.18252	13,175
01/01/2016 to 12/31/2016	$25.18252	$25.84075	12,831
01/01/2017 to 12/31/2017	$25.84075	$29.46402	12,102
01/01/2018 to 12/31/2018	$29.46402	$24.87548	11,046
ProFund VP Consumer Services
04/02/2012 to 12/31/2012	$15.10409	$16.08026	2,350
01/01/2013 to 12/31/2013	$16.08026	$22.28885	8,930
01/01/2014 to 12/31/2014	$22.28885	$24.84075	7,836
01/01/2015 to 12/31/2015	$24.84075	$25.77162	10,674
01/01/2016 to 12/31/2016	$25.77162	$26.60916	7,095
01/01/2017 to 12/31/2017	$26.60916	$31.21389	5,779
01/01/2018 to 12/31/2018	$31.21389	$31.12182	5,509
ProFund VP Europe 30
04/02/2012 to 12/31/2012	$15.53357	$16.53513	6,926
01/01/2013 to 12/31/2013	$16.53513	$19.93155	29,186
01/01/2014 to 12/31/2014	$19.93155	$18.04423	12,094
01/01/2015 to 12/31/2015	$18.04423	$15.93683	23,379
01/01/2016 to 12/31/2016	$15.93683	$17.02714	23,058
01/01/2017 to 12/31/2017	$17.02714	$20.20050	29,508
01/01/2018 to 12/31/2018	$20.20050	$17.18938	21,173
ProFund VP Financials
04/02/2012 to 12/31/2012	$8.32005	$8.57490	6,750
01/01/2013 to 12/31/2013	$8.57490	$11.22357	19,920
01/01/2014 to 12/31/2014	$11.22357	$12.55922	28,231
01/01/2015 to 12/31/2015	$12.55922	$12.26010	16,672
01/01/2016 to 12/31/2016	$12.26010	$14.01139	25,698
01/01/2017 to 12/31/2017	$14.01139	$16.41129	30,173
01/01/2018 to 12/31/2018	$16.41129	$14.56671	22,176
ProFund VP Health Care
04/02/2012 to 12/31/2012	$14.22342	$15.09369	6,423
01/01/2013 to 12/31/2013	$15.09369	$20.90473	15,027
01/01/2014 to 12/31/2014	$20.90473	$25.62615	23,801
01/01/2015 to 12/31/2015	$25.62615	$26.67124	33,135
01/01/2016 to 12/31/2016	$26.67124	$25.36057	24,823
01/01/2017 to 12/31/2017	$25.36057	$30.39015	29,966
01/01/2018 to 12/31/2018	$30.39015	$31.45105	29,063

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Industrials
04/02/2012 to 12/31/2012	$17.70568	$18.01769	1,640
01/01/2013 to 12/31/2013	$18.01769	$24.67438	4,453
01/01/2014 to 12/31/2014	$24.67438	$25.81617	7,741
01/01/2015 to 12/31/2015	$25.81617	$24.70873	5,546
01/01/2016 to 12/31/2016	$24.70873	$28.78344	8,673
01/01/2017 to 12/31/2017	$28.78344	$34.91410	6,723
01/01/2018 to 12/31/2018	$34.91410	$30.18169	6,356
ProFund VP Internet
04/02/2012 to 12/31/2012	$32.27627	$33.36005	0
01/01/2013 to 12/31/2013	$33.36005	$50.15518	0
01/01/2014 to 12/31/2014	$50.15518	$50.26138	61
01/01/2015 to 12/31/2015	$50.26138	$59.94676	58
01/01/2016 to 12/31/2016	$59.94676	$62.69345	55
01/01/2017 to 12/31/2017	$62.69345	$84.52930	53
01/01/2018 to 12/31/2018	$84.52930	$87.89728	50
ProFund VP Japan
04/02/2012 to 12/31/2012	$10.81298	$11.00789	727
01/01/2013 to 12/31/2013	$11.00789	$16.17098	8,204
01/01/2014 to 12/31/2014	$16.17098	$16.54245	6,526
01/01/2015 to 12/31/2015	$16.54245	$17.34588	9,140
01/01/2016 to 12/31/2016	$17.34588	$17.26105	6,959
01/01/2017 to 12/31/2017	$17.26105	$20.26246	13,163
01/01/2018 to 12/31/2018	$20.26246	$17.74283	7,142
ProFund VP Large-Cap Growth
04/02/2012 to 12/31/2012	$12.60185	$12.51782	13,038
01/01/2013 to 12/31/2013	$12.51782	$16.20921	53,836
01/01/2014 to 12/31/2014	$16.20921	$18.13991	68,900
01/01/2015 to 12/31/2015	$18.13991	$18.65205	48,944
01/01/2016 to 12/31/2016	$18.65205	$19.41160	24,729
01/01/2017 to 12/31/2017	$19.41160	$24.10282	38,293
01/01/2018 to 12/31/2018	$24.10282	$23.44065	24,977
ProFund VP Large-Cap Value
04/02/2012 to 12/31/2012	$10.67099	$10.81305	9,368
01/01/2013 to 12/31/2013	$10.81305	$13.91899	23,292
01/01/2014 to 12/31/2014	$13.91899	$15.23853	123,549
01/01/2015 to 12/31/2015	$15.23853	$14.38635	33,930
01/01/2016 to 12/31/2016	$14.38635	$16.45721	32,947
01/01/2017 to 12/31/2017	$16.45721	$18.50059	25,683
01/01/2018 to 12/31/2018	$18.50059	$16.38492	27,201
ProFund VP Mid-Cap Growth
04/02/2012 to 12/31/2012	$20.02343	$20.07739	7,689
01/01/2013 to 12/31/2013	$20.07739	$25.97017	35,892
01/01/2014 to 12/31/2014	$25.97017	$27.25269	21,489
01/01/2015 to 12/31/2015	$27.25269	$27.08396	28,928
01/01/2016 to 12/31/2016	$27.08396	$30.29668	17,167
01/01/2017 to 12/31/2017	$30.29668	$35.52095	16,990
01/01/2018 to 12/31/2018	$35.52095	$30.98345	14,736
ProFund VP Mid-Cap Value
04/02/2012 to 12/31/2012	$19.58979	$20.11028	7,598
01/01/2013 to 12/31/2013	$20.11028	$26.33828	8,944
01/01/2014 to 12/31/2014	$26.33828	$28.75973	10,395
01/01/2015 to 12/31/2015	$28.75973	$26.15693	16,045
01/01/2016 to 12/31/2016	$26.15693	$32.23156	21,756
01/01/2017 to 12/31/2017	$32.23156	$35.33056	13,644
01/01/2018 to 12/31/2018	$35.33056	$30.35804	11,910

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP NASDAQ-100
04/02/2012 to 12/31/2012	$21.83143	$20.65639	7,718
01/01/2013 to 12/31/2013	$20.65639	$27.48656	25,741
01/01/2014 to 12/31/2014	$27.48656	$31.87144	40,150
01/01/2015 to 12/31/2015	$31.87144	$33.93907	34,803
01/01/2016 to 12/31/2016	$33.93907	$35.40221	21,300
01/01/2017 to 12/31/2017	$35.40221	$45.74008	18,497
01/01/2018 to 12/31/2018	$45.74008	$44.47867	22,013
ProFund VP Oil & Gas
04/02/2012 to 12/31/2012	$28.54923	$27.70826	5,928
01/01/2013 to 12/31/2013	$27.70826	$34.06864	19,830
01/01/2014 to 12/31/2014	$34.06864	$30.09315	17,045
01/01/2015 to 12/31/2015	$30.09315	$22.85208	22,959
01/01/2016 to 12/31/2016	$22.85208	$28.12397	27,454
01/01/2017 to 12/31/2017	$28.12397	$26.98691	26,492
01/01/2018 to 12/31/2018	$26.98691	$21.33437	20,246
ProFund VP Pharmaceuticals
04/02/2012 to 12/31/2012	$10.71345	$11.44166	1,325
01/01/2013 to 12/31/2013	$11.44166	$14.92472	7,301
01/01/2014 to 12/31/2014	$14.92472	$17.65370	15,212
01/01/2015 to 12/31/2015	$17.65370	$18.27211	20,190
01/01/2016 to 12/31/2016	$18.27211	$17.43201	15,103
01/01/2017 to 12/31/2017	$17.43201	$19.06471	14,314
01/01/2018 to 12/31/2018	$19.06471	$17.72120	12,907
ProFund VP Precious Metals
04/02/2012 to 12/31/2012	$21.24453	$18.51153	12,350
01/01/2013 to 12/31/2013	$18.51153	$11.38383	24,153
01/01/2014 to 12/31/2014	$11.38383	$8.58893	33,164
01/01/2015 to 12/31/2015	$8.58893	$5.71537	35,837
01/01/2016 to 12/31/2016	$5.71537	$8.82559	35,175
01/01/2017 to 12/31/2017	$8.82559	$9.20801	35,346
01/01/2018 to 12/31/2018	$9.20801	$7.89562	31,912
ProFund VP Real Estate
04/02/2012 to 12/31/2012	$19.70803	$20.66527	1,570
01/01/2013 to 12/31/2013	$20.66527	$20.49830	3,833
01/01/2014 to 12/31/2014	$20.49830	$25.39568	7,068
01/01/2015 to 12/31/2015	$25.39568	$25.24872	15,802
01/01/2016 to 12/31/2016	$25.24872	$26.45428	6,900
01/01/2017 to 12/31/2017	$26.45428	$28.32702	11,165
01/01/2018 to 12/31/2018	$28.32702	$26.47151	8,811
ProFund VP Rising Rates Opportunity
04/02/2012 to 12/31/2012	$3.42630	$2.91823	11,068
01/01/2013 to 12/31/2013	$2.91823	$3.36848	58,105
01/01/2014 to 12/31/2014	$3.36848	$2.32804	62,916
01/01/2015 to 12/31/2015	$2.32804	$2.27041	68,079
01/01/2016 to 12/31/2016	$2.27041	$2.13391	107,242
01/01/2017 to 12/31/2017	$2.13391	$1.86299	57,802
01/01/2018 to 12/31/2018	$1.86299	$1.92303	46,730
ProFund VP Semiconductor
04/02/2012 to 12/31/2012	$12.75090	$10.45870	0
01/01/2013 to 12/31/2013	$10.45870	$13.83421	0
01/01/2014 to 12/31/2014	$13.83421	$18.44355	0
01/01/2015 to 12/31/2015	$18.44355	$17.75200	0
01/01/2016 to 12/31/2016	$17.75200	$22.46711	0
01/01/2017 to 12/31/2017	$22.46711	$30.18179	0
01/01/2018 to 12/31/2018	$30.18179	$26.84828	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Short Mid-Cap
04/02/2012 to 12/31/2012	$3.87668	$3.59519	0
01/01/2013 to 12/31/2013	$3.59519	$2.57597	0
01/01/2014 to 12/31/2014	$2.57597	$2.23528	0
01/01/2015 to 12/31/2015	$2.23528	$2.17748	0
01/01/2016 to 12/31/2016	$2.17748	$1.72217	0
01/01/2017 to 12/31/2017	$1.72217	$1.45323	0
01/01/2018 to 12/31/2018	$1.45323	$1.59798	0
ProFund VP Short NASDAQ-100
04/02/2012 to 12/31/2012	$2.36533	$2.35629	544
01/01/2013 to 12/31/2013	$2.35629	$1.64854	2,523
01/01/2014 to 12/31/2014	$1.64854	$1.31708	21,223
01/01/2015 to 12/31/2015	$1.31708	$1.13496	43,618
01/01/2016 to 12/31/2016	$1.13496	$1.01160	79,339
01/01/2017 to 12/31/2017	$1.01160	$0.74943	37,096
01/01/2018 to 12/31/2018	$0.74943	$0.72117	51,741
ProFund VP Short Small-Cap
04/02/2012 to 12/31/2012	$3.75882	$3.49278	0
01/01/2013 to 12/31/2013	$3.49278	$2.37967	0
01/01/2014 to 12/31/2014	$2.37967	$2.14057	0
01/01/2015 to 12/31/2015	$2.14057	$2.10384	0
01/01/2016 to 12/31/2016	$2.10384	$1.63472	0
01/01/2017 to 12/31/2017	$1.63472	$1.38996	0
01/01/2018 to 12/31/2018	$1.38996	$1.52055	0
ProFund VP Small-Cap Growth
04/02/2012 to 12/31/2012	$21.18940	$21.13125	1,364
01/01/2013 to 12/31/2013	$21.13125	$29.40650	35,152
01/01/2014 to 12/31/2014	$29.40650	$29.77513	19,120
01/01/2015 to 12/31/2015	$29.77513	$29.85326	31,139
01/01/2016 to 12/31/2016	$29.85326	$35.57142	27,623
01/01/2017 to 12/31/2017	$35.57142	$39.82386	17,885
01/01/2018 to 12/31/2018	$39.82386	$37.19525	16,563
ProFund VP Small-Cap Value
04/02/2012 to 12/31/2012	$19.05242	$19.31173	5,089
01/01/2013 to 12/31/2013	$19.31173	$26.34809	22,629
01/01/2014 to 12/31/2014	$26.34809	$27.62906	16,405
01/01/2015 to 12/31/2015	$27.62906	$25.11391	18,477
01/01/2016 to 12/31/2016	$25.11391	$32.05015	29,302
01/01/2017 to 12/31/2017	$32.05015	$34.84687	17,400
01/01/2018 to 12/31/2018	$34.84687	$29.62274	13,383
ProFund VP Technology
04/02/2012 to 12/31/2012	$18.74298	$16.72513	0
01/01/2013 to 12/31/2013	$16.72513	$20.75015	3,122
01/01/2014 to 12/31/2014	$20.75015	$24.28848	0
01/01/2015 to 12/31/2015	$24.28848	$24.64815	278
01/01/2016 to 12/31/2016	$24.64815	$27.44195	729
01/01/2017 to 12/31/2017	$27.44195	$36.76414	975
01/01/2018 to 12/31/2018	$36.76414	$35.59526	559
ProFund VP Telecommunications
04/02/2012 to 12/31/2012	$12.78661	$14.26393	2,981
01/01/2013 to 12/31/2013	$14.26393	$15.84163	4,337
01/01/2014 to 12/31/2014	$15.84163	$15.78788	11,013
01/01/2015 to 12/31/2015	$15.78788	$15.88385	10,808
01/01/2016 to 12/31/2016	$15.88385	$19.15019	11,687
01/01/2017 to 12/31/2017	$19.15019	$18.57530	8,252
01/01/2018 to 12/31/2018	$18.57530	$15.62696	4,506

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP U.S. Government Plus
04/02/2012 to 12/31/2012	$16.37262	$18.13160	6,579
01/01/2013 to 12/31/2013	$18.13160	$14.53421	17,947
01/01/2014 to 12/31/2014	$14.53421	$19.64499	18,694
01/01/2015 to 12/31/2015	$19.64499	$18.36998	17,338
01/01/2016 to 12/31/2016	$18.36998	$18.14918	18,633
01/01/2017 to 12/31/2017	$18.14918	$19.69280	16,540
01/01/2018 to 12/31/2018	$19.69280	$18.45627	13,479
ProFund VP UltraBull
04/02/2012 to 12/31/2012	$14.11856	$14.18214	15
01/01/2013 to 12/31/2013	$14.18214	$23.61862	2,582
01/01/2014 to 12/31/2014	$23.61862	$28.84527	2,202
01/01/2015 to 12/31/2015	$28.84527	$27.76142	2,202
01/01/2016 to 12/31/2016	$27.76142	$32.62957	1,815
01/01/2017 to 12/31/2017	$32.62957	$45.60070	1,814
01/01/2018 to 12/31/2018	$45.60070	$38.18131	1,814
ProFund VP UltraMid-Cap
04/02/2012 to 12/31/2012	$24.47315	$25.00867	4,130
01/01/2013 to 12/31/2013	$25.00867	$42.28404	5,454
01/01/2014 to 12/31/2014	$42.28404	$48.33259	8,872
01/01/2015 to 12/31/2015	$48.33259	$43.51556	9,914
01/01/2016 to 12/31/2016	$43.51556	$59.47392	14,079
01/01/2017 to 12/31/2017	$59.47392	$75.94907	14,310
01/01/2018 to 12/31/2018	$75.94907	$55.11411	11,208
ProFund VP UltraNASDAQ-100
04/02/2012 to 12/31/2012	$28.56211	$25.49858	5
01/01/2013 to 12/31/2013	$25.49858	$45.24276	1,485
01/01/2014 to 12/31/2014	$45.24276	$60.90415	1,008
01/01/2015 to 12/31/2015	$60.90415	$68.56635	1,000
01/01/2016 to 12/31/2016	$68.56635	$73.80962	797
01/01/2017 to 12/31/2017	$73.80962	$123.12968	797
01/01/2018 to 12/31/2018	$123.12968	$110.26340	797
ProFund VP UltraSmall-Cap
04/02/2012 to 12/31/2012	$19.11328	$19.17159	557
01/01/2013 to 12/31/2013	$19.17159	$35.46351	1,728
01/01/2014 to 12/31/2014	$35.46351	$37.03490	1,476
01/01/2015 to 12/31/2015	$37.03490	$31.93952	1,476
01/01/2016 to 12/31/2016	$31.93952	$44.18455	1,189
01/01/2017 to 12/31/2017	$44.18455	$54.82203	632
01/01/2018 to 12/31/2018	$54.82203	$39.68367	632
ProFund VP Utilities
04/02/2012 to 12/31/2012	$21.12770	$21.29761	3,836
01/01/2013 to 12/31/2013	$21.29761	$23.91587	5,483
01/01/2014 to 12/31/2014	$23.91587	$29.83533	10,310
01/01/2015 to 12/31/2015	$29.83533	$27.67390	13,888
01/01/2016 to 12/31/2016	$27.67390	$31.55984	13,423
01/01/2017 to 12/31/2017	$31.55984	$34.60421	14,250
01/01/2018 to 12/31/2018	$34.60421	$35.28024	10,825
PSF SP International Growth Portfolio
formerly,Prudential SP International Growth Portfolio
04/02/2012 to 12/31/2012	$12.92525	$13.35522	5,672
01/01/2013 to 12/31/2013	$13.35522	$15.73225	6,061
01/01/2014 to 12/31/2014	$15.73225	$14.69961	14,675
01/01/2015 to 12/31/2015	$14.69961	$15.05779	17,661
01/01/2016 to 12/31/2016	$15.05779	$14.38794	18,364
01/01/2017 to 12/31/2017	$14.38794	$19.36522	16,250
01/01/2018 to 12/31/2018	$19.36522	$16.73140	15,376

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Wells Fargo VT International Equity Fund - Class 1
04/02/2012 to 12/31/2012	$14.63950	$14.84948	7,982
01/01/2013 to 12/31/2013	$14.84948	$17.64992	19,084
01/01/2014 to 12/31/2014	$17.64992	$16.56397	24,861
01/01/2015 to 12/31/2015	$16.56397	$16.79170	20,445
01/01/2016 to 12/31/2016	$16.79170	$17.18253	25,377
01/01/2017 to 12/31/2017	$17.18253	$21.26103	45,015
01/01/2018 to 12/31/2018	$21.26103	$17.51662	31,757
Wells Fargo VT Omega Growth Fund - Class 1
04/02/2012 to 12/31/2012	$23.52634	$23.34812	3,035
01/01/2013 to 12/31/2013	$23.34812	$32.44321	15,626
01/01/2014 to 12/31/2014	$32.44321	$33.46548	18,122
01/01/2015 to 12/31/2015	$33.46548	$33.70191	13,922
01/01/2016 to 12/31/2016	$33.70191	$33.65547	13,575
01/01/2017 to 12/31/2017	$33.65547	$45.01097	27,846
01/01/2018 to 12/31/2018	$45.01097	$44.83518	10,582
Wells Fargo VT Small Cap Growth Fund - Class 1
04/02/2012 to 12/31/2012	$13.47977	$12.48381	6,724
01/01/2013 to 12/31/2013	$12.48381	$18.62578	19,878
01/01/2014 to 12/31/2014	$18.62578	$18.14921	24,092
01/01/2015 to 12/31/2015	$18.14921	$17.51198	22,893
01/01/2016 to 12/31/2016	$17.51198	$18.76110	27,803
01/01/2017 to 12/31/2017	$18.76110	$23.45246	28,487
01/01/2018 to 12/31/2018	$23.45246	$23.58287	26,971
*Denotes the start date of these sub-accounts

ASAP III
Prudential Annuities Life Assurance Corporation
Statement of Additional Information
ACCUMULATION UNIT VALUES: With GMWB or HD GRO or GRO Plus 2008 Cliff M&E (1.00%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ACCESS VP High Yield Fund
04/02/2012 to 12/31/2012	$16.14997	$17.33846	19,933
01/01/2013 to 12/31/2013	$17.33846	$18.88474	26,410
01/01/2014 to 12/31/2014	$18.88474	$19.13324	6,594
01/01/2015 to 12/31/2015	$19.13324	$18.97114	6,517
01/01/2016 to 12/31/2016	$18.97114	$20.47228	15,994
01/01/2017 to 12/31/2017	$20.47228	$21.23987	3,537
01/01/2018 to 12/31/2018	$21.23987	$20.89775	3,361
AST Academic Strategies Asset Allocation Portfolio
04/02/2012 to 12/31/2012	$11.53322	$11.85822	240,813
01/01/2013 to 12/31/2013	$11.85822	$12.91063	234,834
01/01/2014 to 12/31/2014	$12.91063	$13.26963	327,654
01/01/2015 to 12/31/2015	$13.26963	$12.71414	309,303
01/01/2016 to 12/31/2016	$12.71414	$13.38467	368,452
01/01/2017 to 12/31/2017	$13.38467	$14.91881	425,606
01/01/2018 to 12/31/2018	$14.91881	$13.56731	371,623
AST Advanced Strategies Portfolio
04/02/2012 to 12/31/2012	$12.28983	$12.66016	256,281
01/01/2013 to 12/31/2013	$12.66016	$14.60882	239,800
01/01/2014 to 12/31/2014	$14.60882	$15.34617	259,478
01/01/2015 to 12/31/2015	$15.34617	$15.31476	288,381
01/01/2016 to 12/31/2016	$15.31476	$16.23932	347,500
01/01/2017 to 12/31/2017	$16.23932	$18.79860	347,344
01/01/2018 to 12/31/2018	$18.79860	$17.51425	312,366
AST AQR Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99917	$11.68963	0
01/01/2014 to 12/31/2014	$11.68963	$13.09682	3,297
01/01/2015 to 12/31/2015	$13.09682	$13.18982	1,188
01/01/2016 to 12/31/2016	$13.18982	$14.45570	3,834
01/01/2017 to 12/31/2017	$14.45570	$17.47924	4,642
01/01/2018 to 12/31/2018	$17.47924	$15.89609	7,679
AST Balanced Asset Allocation Portfolio
04/02/2012 to 12/31/2012	$12.18770	$12.37020	420,485
01/01/2013 to 12/31/2013	$12.37020	$14.40769	443,366
01/01/2014 to 12/31/2014	$14.40769	$15.19391	671,511
01/01/2015 to 12/31/2015	$15.19391	$15.11357	761,478
01/01/2016 to 12/31/2016	$15.11357	$15.90504	861,509
01/01/2017 to 12/31/2017	$15.90504	$18.09358	1,094,956
01/01/2018 to 12/31/2018	$18.09358	$17.02790	1,178,792
AST BlackRock Global Strategies Portfolio
04/02/2012 to 12/31/2012	$9.87737	$10.19981	601
01/01/2013 to 12/31/2013	$10.19981	$11.19378	5,235
01/01/2014 to 12/31/2014	$11.19378	$11.62440	13,261
01/01/2015 to 12/31/2015	$11.62440	$11.16295	16,473
01/01/2016 to 12/31/2016	$11.16295	$11.82065	21,698
01/01/2017 to 12/31/2017	$11.82065	$13.17863	56,027
01/01/2018 to 12/31/2018	$13.17863	$12.35746	10,162

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST BlackRock Low Duration Bond Portfolio
04/02/2012 to 12/31/2012	$19.09723	$19.58490	267,544
01/01/2013 to 12/31/2013	$19.58490	$18.96745	254,029
01/01/2014 to 12/31/2014	$18.96745	$18.75991	315,321
01/01/2015 to 12/31/2015	$18.75991	$18.66194	344,136
01/01/2016 to 12/31/2016	$18.66194	$18.77806	348,563
01/01/2017 to 12/31/2017	$18.77806	$18.90772	386,743
01/01/2018 to 12/31/2018	$18.90772	$18.85686	356,268
AST BlackRock/Loomis Sayles Bond Portfolio
04/02/2012 to 12/31/2012	$25.54592	$26.94996	554,965
01/01/2013 to 12/31/2013	$26.94996	$26.19038	425,830
01/01/2014 to 12/31/2014	$26.19038	$27.02556	366,814
01/01/2015 to 12/31/2015	$27.02556	$26.19140	347,903
01/01/2016 to 12/31/2016	$26.19140	$27.02618	309,655
01/01/2017 to 12/31/2017	$27.02618	$27.92365	284,260
01/01/2018 to 12/31/2018	$27.92365	$27.46048	254,972
AST Bond Portfolio 2018
04/02/2012 to 12/31/2012	$13.93509	$14.60969	4,673
01/01/2013 to 12/31/2013	$14.60969	$14.00904	23,692
01/01/2014 to 12/31/2014	$14.00904	$14.23827	12,082
01/01/2015 to 12/31/2015	$14.23827	$14.21013	14,482
01/01/2016 to 12/31/2016	$14.21013	$14.29454	41,234
01/01/2017 to 12/31/2017	$14.29454	$14.25334	139,564
01/01/2018 to 12/31/2018	$14.25334	$14.21730	0
AST Bond Portfolio 2019
04/02/2012 to 12/31/2012	$14.01861	$14.78287	12,165
01/01/2013 to 12/31/2013	$14.78287	$13.92798	22,233
01/01/2014 to 12/31/2014	$13.92798	$14.37659	20,528
01/01/2015 to 12/31/2015	$14.37659	$14.38526	58,258
01/01/2016 to 12/31/2016	$14.38526	$14.44768	182,661
01/01/2017 to 12/31/2017	$14.44768	$14.41214	135,007
01/01/2018 to 12/31/2018	$14.41214	$14.34842	901,583
AST Bond Portfolio 2020
04/02/2012 to 12/31/2012	$11.40732	$12.13249	768
01/01/2013 to 12/31/2013	$12.13249	$11.22861	169,824
01/01/2014 to 12/31/2014	$11.22861	$11.80106	176,463
01/01/2015 to 12/31/2015	$11.80106	$11.86134	202,920
01/01/2016 to 12/31/2016	$11.86134	$11.97262	343,163
01/01/2017 to 12/31/2017	$11.97262	$11.95822	256,930
01/01/2018 to 12/31/2018	$11.95822	$11.87291	320,529
AST Bond Portfolio 2021
04/02/2012 to 12/31/2012	$13.01682	$13.97410	0
01/01/2013 to 12/31/2013	$13.97410	$12.86584	0
01/01/2014 to 12/31/2014	$12.86584	$13.71561	5,617
01/01/2015 to 12/31/2015	$13.71561	$13.82063	15,005
01/01/2016 to 12/31/2016	$13.82063	$13.96071	94,416
01/01/2017 to 12/31/2017	$13.96071	$14.03983	31,076
01/01/2018 to 12/31/2018	$14.03983	$13.90798	107,530
AST Bond Portfolio 2022
04/02/2012 to 12/31/2012	$11.84001	$12.69832	19,197
01/01/2013 to 12/31/2013	$12.69832	$11.34626	1,129
01/01/2014 to 12/31/2014	$11.34626	$12.39765	15,823
01/01/2015 to 12/31/2015	$12.39765	$12.53097	20,638
01/01/2016 to 12/31/2016	$12.53097	$12.63249	47,236
01/01/2017 to 12/31/2017	$12.63249	$12.70276	52,859
01/01/2018 to 12/31/2018	$12.70276	$12.55662	282,681

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2023
04/02/2012 to 12/31/2012	$9.78464	$10.48379	10,462
01/01/2013 to 12/31/2013	$10.48379	$9.32044	119,441
01/01/2014 to 12/31/2014	$9.32044	$10.39161	49,103
01/01/2015 to 12/31/2015	$10.39161	$10.56624	9,401
01/01/2016 to 12/31/2016	$10.56624	$10.66054	206,280
01/01/2017 to 12/31/2017	$10.66054	$10.73308	163,563
01/01/2018 to 12/31/2018	$10.73308	$10.59724	624,370
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	$9.99945	$8.82085	84,645
01/01/2014 to 12/31/2014	$8.82085	$10.00685	89,238
01/01/2015 to 12/31/2015	$10.00685	$10.18824	12,269
01/01/2016 to 12/31/2016	$10.18824	$10.27881	30,750
01/01/2017 to 12/31/2017	$10.27881	$10.34756	374,497
01/01/2018 to 12/31/2018	$10.34756	$10.17765	537,230
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$9.99945	$11.39492	50,736
01/01/2015 to 12/31/2015	$11.39492	$11.50639	164,266
01/01/2016 to 12/31/2016	$11.50639	$11.67304	0
01/01/2017 to 12/31/2017	$11.67304	$11.76800	1,928
01/01/2018 to 12/31/2018	$11.76800	$11.56406	292,213
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$9.99945	$10.01876	51,230
01/01/2016 to 12/31/2016	$10.01876	$10.12464	1,049,011
01/01/2017 to 12/31/2017	$10.12464	$10.26633	592,123
01/01/2018 to 12/31/2018	$10.26633	$10.05732	1,791,277
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$9.99890	$9.95964	877,396
01/01/2017 to 12/31/2017	$9.95964	$10.12497	1,156,405
01/01/2018 to 12/31/2018	$10.12497	$9.89699	1,964,185
AST Bond Portfolio 2028
01/03/2017* to 12/31/2017	$9.99890	$10.11809	8,947
01/01/2018 to 12/31/2018	$10.11809	$9.81046	661,426
AST Bond Portfolio 2029
01/02/2018* to 12/31/2018	$9.99890	$9.74107	1,191
AST Capital Growth Asset Allocation Portfolio
04/02/2012 to 12/31/2012	$11.86185	$11.94067	351,268
01/01/2013 to 12/31/2013	$11.94067	$14.50233	365,259
01/01/2014 to 12/31/2014	$14.50233	$15.36165	564,051
01/01/2015 to 12/31/2015	$15.36165	$15.28913	481,642
01/01/2016 to 12/31/2016	$15.28913	$16.17122	644,566
01/01/2017 to 12/31/2017	$16.17122	$18.87402	825,771
01/01/2018 to 12/31/2018	$18.87402	$17.52258	932,850
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99917	$11.72888	0
01/01/2014 to 12/31/2014	$11.72888	$13.19191	4,206
01/01/2015 to 12/31/2015	$13.19191	$12.59356	8,092
01/01/2016 to 12/31/2016	$12.59356	$14.32469	9,174
01/01/2017 to 12/31/2017	$14.32469	$16.79155	14,303
01/01/2018 to 12/31/2018	$16.79155	$15.83069	13,703

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Cohen & Steers Realty Portfolio
04/02/2012 to 12/31/2012	$30.74415	$31.80172	92,654
01/01/2013 to 12/31/2013	$31.80172	$32.47025	76,651
01/01/2014 to 12/31/2014	$32.47025	$42.08279	61,673
01/01/2015 to 12/31/2015	$42.08279	$43.68009	60,999
01/01/2016 to 12/31/2016	$43.68009	$45.32599	57,772
01/01/2017 to 12/31/2017	$45.32599	$47.67631	54,091
01/01/2018 to 12/31/2018	$47.67631	$44.95306	51,481
AST Fidelity Institutional AM® Quantitative Portfolio
formerly,AST FI Pyramis® Quantitative Portfolio
04/02/2012 to 12/31/2012	$10.71805	$10.99111	144,585
01/01/2013 to 12/31/2013	$10.99111	$12.48739	139,523
01/01/2014 to 12/31/2014	$12.48739	$12.75219	179,552
01/01/2015 to 12/31/2015	$12.75219	$12.74977	188,133
01/01/2016 to 12/31/2016	$12.74977	$13.15935	267,279
01/01/2017 to 12/31/2017	$13.15935	$15.17402	213,363
01/01/2018 to 12/31/2018	$15.17402	$13.85808	169,364
AST Global Real Estate Portfolio
04/02/2012 to 12/31/2012	$10.33619	$11.51795	14,435
01/01/2013 to 12/31/2013	$11.51795	$11.89855	14,755
01/01/2014 to 12/31/2014	$11.89855	$13.41964	25,783
01/01/2015 to 12/31/2015	$13.41964	$13.27368	17,624
01/01/2016 to 12/31/2016	$13.27368	$13.25863	20,239
01/01/2017 to 12/31/2017	$13.25863	$14.55529	14,449
01/01/2018 to 12/31/2018	$14.55529	$13.73036	15,071
AST Goldman Sachs Large-Cap Value Portfolio
04/02/2012 to 12/31/2012	$24.72319	$25.66427	182,309
01/01/2013 to 12/31/2013	$25.66427	$33.92998	177,804
01/01/2014 to 12/31/2014	$33.92998	$38.00205	225,380
01/01/2015 to 12/31/2015	$38.00205	$35.88361	307,497
01/01/2016 to 12/31/2016	$35.88361	$39.62551	267,928
01/01/2017 to 12/31/2017	$39.62551	$43.05378	250,874
01/01/2018 to 12/31/2018	$43.05378	$38.98665	243,150
AST Goldman Sachs Mid-Cap Growth Portfolio
04/02/2012 to 12/31/2012	$6.62346	$6.67744	295,653
01/01/2013 to 12/31/2013	$6.67744	$8.73874	280,627
01/01/2014 to 12/31/2014	$8.73874	$9.64863	303,027
01/01/2015 to 12/31/2015	$9.64863	$9.00912	805,485
01/01/2016 to 12/31/2016	$9.00912	$9.06596	723,416
01/01/2017 to 12/31/2017	$9.06596	$11.40704	652,462
01/01/2018 to 12/31/2018	$11.40704	$10.80137	621,352
AST Goldman Sachs Multi-Asset Portfolio
04/02/2012 to 12/31/2012	$11.00055	$11.06880	53,335
01/01/2013 to 12/31/2013	$11.06880	$12.03431	54,982
01/01/2014 to 12/31/2014	$12.03431	$12.39539	91,758
01/01/2015 to 12/31/2015	$12.39539	$12.15986	81,240
01/01/2016 to 12/31/2016	$12.15986	$12.67116	83,630
01/01/2017 to 12/31/2017	$12.67116	$14.08563	102,094
01/01/2018 to 12/31/2018	$14.08563	$12.95987	94,336

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Goldman Sachs Small-Cap Value Portfolio
04/02/2012 to 12/31/2012	$34.08693	$34.66418	62,151
01/01/2013 to 12/31/2013	$34.66418	$47.63708	51,383
01/01/2014 to 12/31/2014	$47.63708	$50.55541	48,790
01/01/2015 to 12/31/2015	$50.55541	$47.30014	52,668
01/01/2016 to 12/31/2016	$47.30014	$58.21270	52,315
01/01/2017 to 12/31/2017	$58.21270	$64.65626	51,006
01/01/2018 to 12/31/2018	$64.65626	$55.00434	43,775
AST Government Money Market Portfolio
04/02/2012 to 12/31/2012	$13.93292	$13.82981	713,101
01/01/2013 to 12/31/2013	$13.82981	$13.69132	710,651
01/01/2014 to 12/31/2014	$13.69132	$13.55442	1,050,285
01/01/2015 to 12/31/2015	$13.55442	$13.41913	966,611
01/01/2016 to 12/31/2016	$13.41913	$13.28474	903,599
01/01/2017 to 12/31/2017	$13.28474	$13.19697	1,033,000
01/01/2018 to 12/31/2018	$13.19697	$13.23413	985,309
AST High Yield Portfolio
04/02/2012 to 12/31/2012	$21.73926	$23.40259	149,195
01/01/2013 to 12/31/2013	$23.40259	$24.83224	127,818
01/01/2014 to 12/31/2014	$24.83224	$25.21272	119,011
01/01/2015 to 12/31/2015	$25.21272	$24.07132	117,177
01/01/2016 to 12/31/2016	$24.07132	$27.49997	134,011
01/01/2017 to 12/31/2017	$27.49997	$29.25979	118,798
01/01/2018 to 12/31/2018	$29.25979	$28.39032	116,416
AST Hotchkis & Wiley Large-Cap Value Portfolio
04/02/2012 to 12/31/2012	$20.65845	$21.40211	129,302
01/01/2013 to 12/31/2013	$21.40211	$29.63383	125,403
01/01/2014 to 12/31/2014	$29.63383	$33.37040	125,702
01/01/2015 to 12/31/2015	$33.37040	$30.44804	110,236
01/01/2016 to 12/31/2016	$30.44804	$36.13853	107,925
01/01/2017 to 12/31/2017	$36.13853	$42.64461	109,438
01/01/2018 to 12/31/2018	$42.64461	$36.24151	106,010
AST International Growth Portfolio
04/02/2012 to 12/31/2012	$19.84073	$20.28826	244,689
01/01/2013 to 12/31/2013	$20.28826	$23.91297	227,893
01/01/2014 to 12/31/2014	$23.91297	$22.36595	244,156
01/01/2015 to 12/31/2015	$22.36595	$22.83946	237,935
01/01/2016 to 12/31/2016	$22.83946	$21.75723	216,608
01/01/2017 to 12/31/2017	$21.75723	$29.17083	181,369
01/01/2018 to 12/31/2018	$29.17083	$25.02802	183,877
AST International Value Portfolio
04/02/2012 to 12/31/2012	$18.29055	$18.84378	69,926
01/01/2013 to 12/31/2013	$18.84378	$22.28699	59,140
01/01/2014 to 12/31/2014	$22.28699	$20.58500	60,486
01/01/2015 to 12/31/2015	$20.58500	$20.54578	55,206
01/01/2016 to 12/31/2016	$20.54578	$20.45874	51,372
01/01/2017 to 12/31/2017	$20.45874	$24.87523	49,631
01/01/2018 to 12/31/2018	$24.87523	$20.65169	46,276
AST J.P. Morgan Global Thematic Portfolio
04/02/2012 to 12/31/2012	$10.81308	$10.94170	23,928
01/01/2013 to 12/31/2013	$10.94170	$12.59599	42,546
01/01/2014 to 12/31/2014	$12.59599	$13.26378	51,500
01/01/2015 to 12/31/2015	$13.26378	$12.99366	80,123
01/01/2016 to 12/31/2016	$12.99366	$13.53508	78,683
01/01/2017 to 12/31/2017	$13.53508	$15.67210	97,714
01/01/2018 to 12/31/2018	$15.67210	$14.37083	96,289

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST J.P. Morgan International Equity Portfolio
04/02/2012 to 12/31/2012	$22.25916	$23.45510	106,686
01/01/2013 to 12/31/2013	$23.45510	$26.78744	85,086
01/01/2014 to 12/31/2014	$26.78744	$24.83158	91,810
01/01/2015 to 12/31/2015	$24.83158	$23.89634	105,108
01/01/2016 to 12/31/2016	$23.89634	$24.11479	100,615
01/01/2017 to 12/31/2017	$24.11479	$30.94853	109,592
01/01/2018 to 12/31/2018	$30.94853	$25.28549	130,028
AST J.P. Morgan Strategic Opportunities Portfolio
04/02/2012 to 12/31/2012	$23.16368	$23.81283	101,774
01/01/2013 to 12/31/2013	$23.81283	$26.17549	113,447
01/01/2014 to 12/31/2014	$26.17549	$27.32580	111,693
01/01/2015 to 12/31/2015	$27.32580	$27.00336	113,673
01/01/2016 to 12/31/2016	$27.00336	$27.75991	118,334
01/01/2017 to 12/31/2017	$27.75991	$30.81994	120,417
01/01/2018 to 12/31/2018	$30.81994	$28.94613	110,885
AST Jennison Large-Cap Growth Portfolio
04/02/2012 to 12/31/2012	$13.54258	$12.89896	14,252
01/01/2013 to 12/31/2013	$12.89896	$17.43025	17,064
01/01/2014 to 12/31/2014	$17.43025	$18.89599	20,130
01/01/2015 to 12/31/2015	$18.89599	$20.69639	23,494
01/01/2016 to 12/31/2016	$20.69639	$20.18966	17,606
01/01/2017 to 12/31/2017	$20.18966	$27.14984	20,872
01/01/2018 to 12/31/2018	$27.14984	$26.44401	26,922
AST Loomis Sayles Large-Cap Growth Portfolio
04/02/2012 to 12/31/2012	$21.62862	$20.64367	298,859
01/01/2013 to 12/31/2013	$20.64367	$27.91962	283,764
01/01/2014 to 12/31/2014	$27.91962	$30.56746	483,667
01/01/2015 to 12/31/2015	$30.56746	$33.30968	453,208
01/01/2016 to 12/31/2016	$33.30968	$34.81594	409,226
01/01/2017 to 12/31/2017	$34.81594	$45.83946	343,997
01/01/2018 to 12/31/2018	$45.83946	$44.15911	304,719
AST MFS Global Equity Portfolio
04/02/2012 to 12/31/2012	$17.09182	$18.10048	130,547
01/01/2013 to 12/31/2013	$18.10048	$22.87131	118,400
01/01/2014 to 12/31/2014	$22.87131	$23.46465	130,400
01/01/2015 to 12/31/2015	$23.46465	$22.88968	137,627
01/01/2016 to 12/31/2016	$22.88968	$24.27273	113,301
01/01/2017 to 12/31/2017	$24.27273	$29.75940	143,045
01/01/2018 to 12/31/2018	$29.75940	$26.64602	134,652
AST MFS Growth Portfolio
04/02/2012 to 12/31/2012	$9.88423	$9.87231	195,704
01/01/2013 to 12/31/2013	$9.87231	$13.36113	147,093
01/01/2014 to 12/31/2014	$13.36113	$14.37958	157,123
01/01/2015 to 12/31/2015	$14.37958	$15.26494	169,019
01/01/2016 to 12/31/2016	$15.26494	$15.40138	177,915
01/01/2017 to 12/31/2017	$15.40138	$19.92992	197,208
01/01/2018 to 12/31/2018	$19.92992	$20.15385	220,898
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99918	$10.22176	0
01/01/2013 to 12/31/2013	$10.22176	$13.61120	0
01/01/2014 to 12/31/2014	$13.61120	$14.85196	640
01/01/2015 to 12/31/2015	$14.85196	$14.59714	1,244
01/01/2016 to 12/31/2016	$14.59714	$16.39451	8,357
01/01/2017 to 12/31/2017	$16.39451	$19.04533	9,707
01/01/2018 to 12/31/2018	$19.04533	$16.94021	10,570

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
04/02/2012 to 12/31/2012	$38.16589	$39.06036	118,486
01/01/2013 to 12/31/2013	$39.06036	$54.91400	108,908
01/01/2014 to 12/31/2014	$54.91400	$62.11209	125,689
01/01/2015 to 12/31/2015	$62.11209	$58.02486	124,582
01/01/2016 to 12/31/2016	$58.02486	$67.91756	111,615
01/01/2017 to 12/31/2017	$67.91756	$76.51155	100,168
01/01/2018 to 12/31/2018	$76.51155	$63.28798	97,799
AST New Discovery Asset Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99918	$10.36988	163,468
01/01/2013 to 12/31/2013	$10.36988	$12.20785	196,043
01/01/2014 to 12/31/2014	$12.20785	$12.70680	234,433
01/01/2015 to 12/31/2015	$12.70680	$12.42361	185,975
01/01/2016 to 12/31/2016	$12.42361	$12.83122	170,794
01/01/2017 to 12/31/2017	$12.83122	$14.79827	195,106
01/01/2018 to 12/31/2018	$14.79827	$13.43728	165,396
AST Parametric Emerging Markets Equity Portfolio
04/02/2012 to 12/31/2012	$10.08084	$10.28050	54,656
01/01/2013 to 12/31/2013	$10.28050	$10.20041	49,534
01/01/2014 to 12/31/2014	$10.20041	$9.62551	56,193
01/01/2015 to 12/31/2015	$9.62551	$7.93525	49,051
01/01/2016 to 12/31/2016	$7.93525	$8.82714	69,585
01/01/2017 to 12/31/2017	$8.82714	$11.04415	86,805
01/01/2018 to 12/31/2018	$11.04415	$9.39743	93,478
AST Preservation Asset Allocation Portfolio
04/02/2012 to 12/31/2012	$12.73851	$13.08726	274,996
01/01/2013 to 12/31/2013	$13.08726	$14.14999	348,267
01/01/2014 to 12/31/2014	$14.14999	$14.81750	425,734
01/01/2015 to 12/31/2015	$14.81750	$14.69032	503,132
01/01/2016 to 12/31/2016	$14.69032	$15.34726	578,618
01/01/2017 to 12/31/2017	$15.34726	$16.73327	635,562
01/01/2018 to 12/31/2018	$16.73327	$16.09460	620,067
AST Prudential Core Bond Portfolio
04/02/2012 to 12/31/2012	$10.20482	$10.69090	0
01/01/2013 to 12/31/2013	$10.69090	$10.33921	0
01/01/2014 to 12/31/2014	$10.33921	$10.85620	296
01/01/2015 to 12/31/2015	$10.85620	$10.71878	22,626
01/01/2016 to 12/31/2016	$10.71878	$11.05840	26,811
01/01/2017 to 12/31/2017	$11.05840	$11.56891	30,241
01/01/2018 to 12/31/2018	$11.56891	$11.35948	9,195
AST Prudential Growth Allocation Portfolio
04/02/2012 to 12/31/2012	$10.27234	$10.40479	69,098
01/01/2013 to 12/31/2013	$10.40479	$12.05451	57,048
01/01/2014 to 12/31/2014	$12.05451	$13.03159	91,309
01/01/2015 to 12/31/2015	$13.03159	$12.82229	236,779
01/01/2016 to 12/31/2016	$12.82229	$13.97569	294,371
01/01/2017 to 12/31/2017	$13.97569	$16.06333	629,980
01/01/2018 to 12/31/2018	$16.06333	$14.69404	560,227
AST QMA Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99917	$11.72938	0
01/01/2014 to 12/31/2014	$11.72938	$13.38204	0
01/01/2015 to 12/31/2015	$13.38204	$13.45275	0
01/01/2016 to 12/31/2016	$13.45275	$14.76417	0
01/01/2017 to 12/31/2017	$14.76417	$17.74662	1,679
01/01/2018 to 12/31/2018	$17.74662	$16.31192	1,128

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST QMA US Equity Alpha Portfolio
04/02/2012 to 12/31/2012	$15.03254	$15.27887	121,362
01/01/2013 to 12/31/2013	$15.27887	$20.03106	108,667
01/01/2014 to 12/31/2014	$20.03106	$23.24438	131,331
01/01/2015 to 12/31/2015	$23.24438	$23.72061	133,482
01/01/2016 to 12/31/2016	$23.72061	$26.97020	132,429
01/01/2017 to 12/31/2017	$26.97020	$32.64232	120,335
01/01/2018 to 12/31/2018	$32.64232	$29.65905	141,131
AST Quantitative Modeling Portfolio
04/02/2012 to 12/31/2012	$9.88740	$10.01453	5,703
01/01/2013 to 12/31/2013	$10.01453	$12.13505	7,780
01/01/2014 to 12/31/2014	$12.13505	$12.79471	37,229
01/01/2015 to 12/31/2015	$12.79471	$12.68580	42,256
01/01/2016 to 12/31/2016	$12.68580	$13.35312	60,495
01/01/2017 to 12/31/2017	$13.35312	$15.62461	53,957
01/01/2018 to 12/31/2018	$15.62461	$14.45795	46,702
AST RCM World Trends Portfolio
04/02/2012 to 12/31/2012	$10.29303	$10.35036	139,141
01/01/2013 to 12/31/2013	$10.35036	$11.52146	120,205
01/01/2014 to 12/31/2014	$11.52146	$11.99252	133,536
01/01/2015 to 12/31/2015	$11.99252	$11.85291	136,474
01/01/2016 to 12/31/2016	$11.85291	$12.29955	181,299
01/01/2017 to 12/31/2017	$12.29955	$14.15345	179,102
01/01/2018 to 12/31/2018	$14.15345	$12.90392	147,063
AST Small-Cap Growth Opportunities Portfolio
04/02/2012 to 12/31/2012	$13.98849	$13.30374	130,099
01/01/2013 to 12/31/2013	$13.30374	$18.54585	126,485
01/01/2014 to 12/31/2014	$18.54585	$19.26759	145,335
01/01/2015 to 12/31/2015	$19.26759	$19.32954	147,432
01/01/2016 to 12/31/2016	$19.32954	$20.60981	128,119
01/01/2017 to 12/31/2017	$20.60981	$26.05411	117,372
01/01/2018 to 12/31/2018	$26.05411	$22.99549	128,121
AST Small-Cap Growth Portfolio
04/02/2012 to 12/31/2012	$23.61672	$22.71838	122,406
01/01/2013 to 12/31/2013	$22.71838	$30.40214	97,212
01/01/2014 to 12/31/2014	$30.40214	$31.24773	88,416
01/01/2015 to 12/31/2015	$31.24773	$31.17842	88,541
01/01/2016 to 12/31/2016	$31.17842	$34.59479	87,562
01/01/2017 to 12/31/2017	$34.59479	$42.44065	89,783
01/01/2018 to 12/31/2018	$42.44065	$38.48332	85,686
AST Small-Cap Value Portfolio
04/02/2012 to 12/31/2012	$27.24482	$27.82968	104,650
01/01/2013 to 12/31/2013	$27.82968	$37.85590	104,841
01/01/2014 to 12/31/2014	$37.85590	$39.45176	128,407
01/01/2015 to 12/31/2015	$39.45176	$37.37402	128,308
01/01/2016 to 12/31/2016	$37.37402	$47.80626	112,783
01/01/2017 to 12/31/2017	$47.80626	$50.80672	105,110
01/01/2018 to 12/31/2018	$50.80672	$41.70798	100,361
AST T. Rowe Price Asset Allocation Portfolio
04/02/2012 to 12/31/2012	$28.18883	$28.96141	159,208
01/01/2013 to 12/31/2013	$28.96141	$33.49821	197,834
01/01/2014 to 12/31/2014	$33.49821	$35.11320	243,904
01/01/2015 to 12/31/2015	$35.11320	$34.77685	273,978
01/01/2016 to 12/31/2016	$34.77685	$37.02698	341,435
01/01/2017 to 12/31/2017	$37.02698	$42.30547	347,846
01/01/2018 to 12/31/2018	$42.30547	$39.64949	370,237

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Large-Cap Growth Portfolio
04/02/2012 to 12/31/2012	$20.27982	$19.63441	117,823
01/01/2013 to 12/31/2013	$19.63441	$27.99595	106,243
01/01/2014 to 12/31/2014	$27.99595	$30.02902	124,055
01/01/2015 to 12/31/2015	$30.02902	$32.57786	159,880
01/01/2016 to 12/31/2016	$32.57786	$33.12298	155,469
01/01/2017 to 12/31/2017	$33.12298	$45.21615	151,581
01/01/2018 to 12/31/2018	$45.21615	$46.49250	133,396
AST T. Rowe Price Large-Cap Value Portfolio
04/02/2012 to 12/31/2012	$13.21477	$13.21280	70,906
01/01/2013 to 12/31/2013	$13.21280	$17.61042	70,433
01/01/2014 to 12/31/2014	$17.61042	$17.70610	71,306
01/01/2015 to 12/31/2015	$17.70610	$16.46620	68,125
01/01/2016 to 12/31/2016	$16.46620	$17.30091	58,433
01/01/2017 to 12/31/2017	$17.30091	$19.96351	67,551
01/01/2018 to 12/31/2018	$19.96351	$17.84384	88,314
AST T. Rowe Price Natural Resources Portfolio
04/02/2012 to 12/31/2012	$52.95512	$50.91767	40,026
01/01/2013 to 12/31/2013	$50.91767	$58.16181	34,744
01/01/2014 to 12/31/2014	$58.16181	$52.76641	34,309
01/01/2015 to 12/31/2015	$52.76641	$42.18148	39,346
01/01/2016 to 12/31/2016	$42.18148	$52.03982	36,992
01/01/2017 to 12/31/2017	$52.03982	$56.83055	36,860
01/01/2018 to 12/31/2018	$56.83055	$46.89028	33,537
AST Templeton Global Bond Portfolio
04/02/2012 to 12/31/2012	$19.09175	$19.65672	130,910
01/01/2013 to 12/31/2013	$19.65672	$18.72972	127,379
01/01/2014 to 12/31/2014	$18.72972	$18.64568	144,106
01/01/2015 to 12/31/2015	$18.64568	$17.60690	142,199
01/01/2016 to 12/31/2016	$17.60690	$18.19061	118,128
01/01/2017 to 12/31/2017	$18.19061	$18.37684	131,155
01/01/2018 to 12/31/2018	$18.37684	$18.55587	118,555
AST WEDGE Capital Mid-Cap Value Portfolio
04/02/2012 to 12/31/2012	$15.74814	$16.30177	57,927
01/01/2013 to 12/31/2013	$16.30177	$21.37014	35,635
01/01/2014 to 12/31/2014	$21.37014	$24.32345	39,075
01/01/2015 to 12/31/2015	$24.32345	$22.48892	34,907
01/01/2016 to 12/31/2016	$22.48892	$25.38035	42,814
01/01/2017 to 12/31/2017	$25.38035	$29.78331	33,752
01/01/2018 to 12/31/2018	$29.78331	$24.61150	31,156
AST Wellington Management Hedged Equity Portfolio
04/02/2012 to 12/31/2012	$10.80134	$10.75268	53,655
01/01/2013 to 12/31/2013	$10.75268	$12.82771	94,298
01/01/2014 to 12/31/2014	$12.82771	$13.39852	148,953
01/01/2015 to 12/31/2015	$13.39852	$13.18066	134,144
01/01/2016 to 12/31/2016	$13.18066	$13.90040	167,653
01/01/2017 to 12/31/2017	$13.90040	$15.63242	174,058
01/01/2018 to 12/31/2018	$15.63242	$14.70192	147,928
AST Western Asset Core Plus Bond Portfolio
04/02/2012 to 12/31/2012	$11.82147	$12.38854	38,757
01/01/2013 to 12/31/2013	$12.38854	$12.08169	28,282
01/01/2014 to 12/31/2014	$12.08169	$12.82173	64,295
01/01/2015 to 12/31/2015	$12.82173	$12.85054	107,742
01/01/2016 to 12/31/2016	$12.85054	$13.37744	119,515
01/01/2017 to 12/31/2017	$13.37744	$14.07930	157,254
01/01/2018 to 12/31/2018	$14.07930	$13.62211	393,461

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Diversified Dividend Fund - Series I
04/02/2012 to 12/31/2012	$10.16712	$10.76898	13,248
01/01/2013 to 12/31/2013	$10.76898	$13.97020	16,703
01/01/2014 to 12/31/2014	$13.97020	$15.60462	28,655
01/01/2015 to 12/31/2015	$15.60462	$15.76781	27,145
01/01/2016 to 12/31/2016	$15.76781	$17.92294	30,582
01/01/2017 to 12/31/2017	$17.92294	$19.26570	44,957
01/01/2018 to 12/31/2018	$19.26570	$17.62747	43,791
Invesco V.I. Health Care Fund - Series I
formerly,Invesco V.I. Global Health Care Fund - Series I
04/02/2012 to 12/31/2012	$17.09547	$18.11511	35,501
01/01/2013 to 12/31/2013	$18.11511	$25.20479	27,781
01/01/2014 to 12/31/2014	$25.20479	$29.86080	52,855
01/01/2015 to 12/31/2015	$29.86080	$30.49727	52,553
01/01/2016 to 12/31/2016	$30.49727	$26.73264	48,961
01/01/2017 to 12/31/2017	$26.73264	$30.65478	43,196
01/01/2018 to 12/31/2018	$30.65478	$30.62119	40,619
Invesco V.I. Mid Cap Growth Portfolio, Series I
04/27/2012* to 12/31/2012	$10.05010	$9.80982	18,004
01/01/2013 to 12/31/2013	$9.80982	$13.30656	13,731
01/01/2014 to 12/31/2014	$13.30656	$14.23222	12,329
01/01/2015 to 12/31/2015	$14.23222	$14.25989	11,841
01/01/2016 to 12/31/2016	$14.25989	$14.22436	12,003
01/01/2017 to 12/31/2017	$14.22436	$17.24996	12,450
01/01/2018 to 12/31/2018	$17.24996	$16.12303	12,009
Invesco V.I. Technology Fund - Series I
04/02/2012 to 12/31/2012	$7.39362	$6.62024	66,384
01/01/2013 to 12/31/2013	$6.62024	$8.20206	49,072
01/01/2014 to 12/31/2014	$8.20206	$9.01749	44,162
01/01/2015 to 12/31/2015	$9.01749	$9.53571	40,762
01/01/2016 to 12/31/2016	$9.53571	$9.36928	38,485
01/01/2017 to 12/31/2017	$9.36928	$12.53479	37,082
01/01/2018 to 12/31/2018	$12.53479	$12.35250	36,343
NVIT Emerging Markets Fund Class D
08/05/2016* to 12/31/2016	$10.12664	$9.75540	95,337
01/01/2017 to 12/31/2017	$9.75540	$13.62704	91,136
01/01/2018 to 12/31/2018	$13.62704	$11.10110	98,087
ProFund VP Asia 30
04/02/2012 to 12/31/2012	$20.72893	$20.68013	13,414
01/01/2013 to 12/31/2013	$20.68013	$23.53868	3,704
01/01/2014 to 12/31/2014	$23.53868	$22.93783	3,704
01/01/2015 to 12/31/2015	$22.93783	$20.57856	1,721
01/01/2016 to 12/31/2016	$20.57856	$20.50373	4,621
01/01/2017 to 12/31/2017	$20.50373	$26.97292	4,549
01/01/2018 to 12/31/2018	$26.97292	$21.73634	2,293
ProFund VP Banks
04/02/2012 to 12/31/2012	$5.01316	$5.07379	9,109
01/01/2013 to 12/31/2013	$5.07379	$6.70364	10,281
01/01/2014 to 12/31/2014	$6.70364	$7.32528	7,067
01/01/2015 to 12/31/2015	$7.32528	$7.22054	11,001
01/01/2016 to 12/31/2016	$7.22054	$8.80908	10,911
01/01/2017 to 12/31/2017	$8.80908	$10.28400	11,482
01/01/2018 to 12/31/2018	$10.28400	$8.35851	15,776

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Basic Materials
04/02/2012 to 12/31/2012	$16.54988	$16.03347	4,321
01/01/2013 to 12/31/2013	$16.03347	$18.79906	2,069
01/01/2014 to 12/31/2014	$18.79906	$18.92500	3,752
01/01/2015 to 12/31/2015	$18.92500	$16.12724	4,154
01/01/2016 to 12/31/2016	$16.12724	$18.91866	3,568
01/01/2017 to 12/31/2017	$18.91866	$23.02985	5,065
01/01/2018 to 12/31/2018	$23.02985	$18.77246	3,320
ProFund VP Bear
04/02/2012 to 12/31/2012	$5.18648	$4.90375	28,486
01/01/2013 to 12/31/2013	$4.90375	$3.56582	21,528
01/01/2014 to 12/31/2014	$3.56582	$3.02718	38,795
01/01/2015 to 12/31/2015	$3.02718	$2.84932	83,206
01/01/2016 to 12/31/2016	$2.84932	$2.45268	75,708
01/01/2017 to 12/31/2017	$2.45268	$1.99193	24,390
01/01/2018 to 12/31/2018	$1.99193	$2.05178	17,501
ProFund VP Biotechnology
04/02/2012 to 12/31/2012	$11.40478	$13.56228	15,507
01/01/2013 to 12/31/2013	$13.56228	$22.61310	16,770
01/01/2014 to 12/31/2014	$22.61310	$29.04185	23,196
01/01/2015 to 12/31/2015	$29.04185	$29.70045	21,972
01/01/2016 to 12/31/2016	$29.70045	$24.85293	13,221
01/01/2017 to 12/31/2017	$24.85293	$30.15157	13,758
01/01/2018 to 12/31/2018	$30.15157	$27.83424	12,483
ProFund VP Bull
04/02/2012 to 12/31/2012	$11.87303	$11.88501	49,785
01/01/2013 to 12/31/2013	$11.88501	$15.26736	82,720
01/01/2014 to 12/31/2014	$15.26736	$16.84812	68,732
01/01/2015 to 12/31/2015	$16.84812	$16.60320	29,899
01/01/2016 to 12/31/2016	$16.60320	$18.02556	20,043
01/01/2017 to 12/31/2017	$18.02556	$21.29752	16,318
01/01/2018 to 12/31/2018	$21.29752	$19.78742	14,732
ProFund VP Consumer Goods Portfolio
04/02/2012 to 12/31/2012	$14.47954	$14.56421	4,743
01/01/2013 to 12/31/2013	$14.56421	$18.52095	4,725
01/01/2014 to 12/31/2014	$18.52095	$20.21102	4,965
01/01/2015 to 12/31/2015	$20.21102	$20.84187	5,756
01/01/2016 to 12/31/2016	$20.84187	$21.36508	9,117
01/01/2017 to 12/31/2017	$21.36508	$24.33628	15,993
01/01/2018 to 12/31/2018	$24.33628	$20.52552	15,767
ProFund VP Consumer Services
04/02/2012 to 12/31/2012	$11.60603	$12.34675	1,164
01/01/2013 to 12/31/2013	$12.34675	$17.09670	3,044
01/01/2014 to 12/31/2014	$17.09670	$19.03478	1,368
01/01/2015 to 12/31/2015	$19.03478	$19.72817	4,066
01/01/2016 to 12/31/2016	$19.72817	$20.34877	4,847
01/01/2017 to 12/31/2017	$20.34877	$23.84609	14,498
01/01/2018 to 12/31/2018	$23.84609	$23.75163	12,556
ProFund VP Europe 30
04/02/2012 to 12/31/2012	$9.25503	$9.84431	9,400
01/01/2013 to 12/31/2013	$9.84431	$11.85445	8,516
01/01/2014 to 12/31/2014	$11.85445	$10.72105	7,545
01/01/2015 to 12/31/2015	$10.72105	$9.45926	7,950
01/01/2016 to 12/31/2016	$9.45926	$10.09624	27,849
01/01/2017 to 12/31/2017	$10.09624	$11.96581	25,887
01/01/2018 to 12/31/2018	$11.96581	$10.17183	6,726

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Financials
04/02/2012 to 12/31/2012	$6.52203	$6.71671	2,502
01/01/2013 to 12/31/2013	$6.71671	$8.78250	2,593
01/01/2014 to 12/31/2014	$8.78250	$9.81783	5,560
01/01/2015 to 12/31/2015	$9.81783	$9.57437	8,353
01/01/2016 to 12/31/2016	$9.57437	$10.93097	14,796
01/01/2017 to 12/31/2017	$10.93097	$12.79029	8,637
01/01/2018 to 12/31/2018	$12.79029	$11.34120	14,747
ProFund VP Health Care
04/02/2012 to 12/31/2012	$10.54109	$11.17767	6,190
01/01/2013 to 12/31/2013	$11.17767	$15.46544	9,619
01/01/2014 to 12/31/2014	$15.46544	$18.93930	20,003
01/01/2015 to 12/31/2015	$18.93930	$19.69174	23,816
01/01/2016 to 12/31/2016	$19.69174	$18.70512	23,172
01/01/2017 to 12/31/2017	$18.70512	$22.39223	22,560
01/01/2018 to 12/31/2018	$22.39223	$23.15044	26,168
ProFund VP Industrials
04/02/2012 to 12/31/2012	$13.67448	$13.90494	2,262
01/01/2013 to 12/31/2013	$13.90494	$19.02294	3,039
01/01/2014 to 12/31/2014	$19.02294	$19.88319	674
01/01/2015 to 12/31/2015	$19.88319	$19.01102	1,055
01/01/2016 to 12/31/2016	$19.01102	$22.12382	3,646
01/01/2017 to 12/31/2017	$22.12382	$26.80900	4,788
01/01/2018 to 12/31/2018	$26.80900	$23.15171	2,584
ProFund VP Internet
04/02/2012 to 12/31/2012	$28.78581	$29.73008	1,697
01/01/2013 to 12/31/2013	$29.73008	$44.65270	1,178
01/01/2014 to 12/31/2014	$44.65270	$44.70217	1,377
01/01/2015 to 12/31/2015	$44.70217	$53.26257	1,517
01/01/2016 to 12/31/2016	$53.26257	$55.64694	1,500
01/01/2017 to 12/31/2017	$55.64694	$74.95326	2,328
01/01/2018 to 12/31/2018	$74.95326	$77.86066	1,816
ProFund VP Japan
04/02/2012 to 12/31/2012	$7.61614	$7.74760	1,274
01/01/2013 to 12/31/2013	$7.74760	$11.36997	2,296
01/01/2014 to 12/31/2014	$11.36997	$11.61947	2,209
01/01/2015 to 12/31/2015	$11.61947	$12.17149	2,658
01/01/2016 to 12/31/2016	$12.17149	$12.09976	6,566
01/01/2017 to 12/31/2017	$12.09976	$14.18944	6,061
01/01/2018 to 12/31/2018	$14.18944	$12.41244	508
ProFund VP Large-Cap Growth
04/02/2012 to 12/31/2012	$12.50860	$12.41580	4,595
01/01/2013 to 12/31/2013	$12.41580	$16.06088	21,839
01/01/2014 to 12/31/2014	$16.06088	$17.95575	20,441
01/01/2015 to 12/31/2015	$17.95575	$18.44396	23,898
01/01/2016 to 12/31/2016	$18.44396	$19.17571	15,037
01/01/2017 to 12/31/2017	$19.17571	$23.78587	18,246
01/01/2018 to 12/31/2018	$23.78587	$23.10876	5,552
ProFund VP Large-Cap Value
04/02/2012 to 12/31/2012	$10.59188	$10.72482	10,064
01/01/2013 to 12/31/2013	$10.72482	$13.79146	4,495
01/01/2014 to 12/31/2014	$13.79146	$15.08380	10,326
01/01/2015 to 12/31/2015	$15.08380	$14.22585	6,715
01/01/2016 to 12/31/2016	$14.22585	$16.25719	17,529
01/01/2017 to 12/31/2017	$16.25719	$18.25734	26,111
01/01/2018 to 12/31/2018	$18.25734	$16.15309	20,816

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Mid-Cap Growth
04/02/2012 to 12/31/2012	$15.60928	$15.63964	8,182
01/01/2013 to 12/31/2013	$15.63964	$20.20965	13,786
01/01/2014 to 12/31/2014	$20.20965	$21.18637	12,656
01/01/2015 to 12/31/2015	$21.18637	$21.03397	23,038
01/01/2016 to 12/31/2016	$21.03397	$23.50540	18,823
01/01/2017 to 12/31/2017	$23.50540	$27.53093	24,265
01/01/2018 to 12/31/2018	$27.53093	$23.98963	12,177
ProFund VP Mid-Cap Value
04/02/2012 to 12/31/2012	$14.82703	$15.20956	5,941
01/01/2013 to 12/31/2013	$15.20956	$19.89987	8,061
01/01/2014 to 12/31/2014	$19.89987	$21.70752	1,776
01/01/2015 to 12/31/2015	$21.70752	$19.72299	1,637
01/01/2016 to 12/31/2016	$19.72299	$24.27898	4,135
01/01/2017 to 12/31/2017	$24.27898	$26.58668	3,426
01/01/2018 to 12/31/2018	$26.58668	$22.82161	4,835
ProFund VP NASDAQ-100
04/02/2012 to 12/31/2012	$8.11745	$7.67475	26,307
01/01/2013 to 12/31/2013	$7.67475	$10.20220	49,815
01/01/2014 to 12/31/2014	$10.20220	$11.81773	61,468
01/01/2015 to 12/31/2015	$11.81773	$12.57163	59,548
01/01/2016 to 12/31/2016	$12.57163	$13.10046	55,796
01/01/2017 to 12/31/2017	$13.10046	$16.90893	50,940
01/01/2018 to 12/31/2018	$16.90893	$16.42596	54,622
ProFund VP Oil & Gas
04/02/2012 to 12/31/2012	$21.14943	$20.51101	17,173
01/01/2013 to 12/31/2013	$20.51101	$25.19383	16,506
01/01/2014 to 12/31/2014	$25.19383	$22.23146	16,193
01/01/2015 to 12/31/2015	$22.23146	$16.86502	18,326
01/01/2016 to 12/31/2016	$16.86502	$20.73490	23,756
01/01/2017 to 12/31/2017	$20.73490	$19.87653	28,482
01/01/2018 to 12/31/2018	$19.87653	$15.69741	27,407
ProFund VP Pharmaceuticals
04/02/2012 to 12/31/2012	$9.46715	$10.10301	2,396
01/01/2013 to 12/31/2013	$10.10301	$13.16533	4,472
01/01/2014 to 12/31/2014	$13.16533	$15.55700	3,222
01/01/2015 to 12/31/2015	$15.55700	$16.08585	3,274
01/01/2016 to 12/31/2016	$16.08585	$15.33086	2,715
01/01/2017 to 12/31/2017	$15.33086	$16.75005	4,745
01/01/2018 to 12/31/2018	$16.75005	$15.55384	10,269
ProFund VP Precious Metals
04/02/2012 to 12/31/2012	$18.13070	$15.78635	55,549
01/01/2013 to 12/31/2013	$15.78635	$9.69805	46,093
01/01/2014 to 12/31/2014	$9.69805	$7.30964	51,943
01/01/2015 to 12/31/2015	$7.30964	$4.85910	29,991
01/01/2016 to 12/31/2016	$4.85910	$7.49575	30,298
01/01/2017 to 12/31/2017	$7.49575	$7.81272	24,971
01/01/2018 to 12/31/2018	$7.81272	$6.69247	31,094
ProFund VP Real Estate
04/02/2012 to 12/31/2012	$20.44547	$21.42238	1,736
01/01/2013 to 12/31/2013	$21.42238	$21.22770	1,163
01/01/2014 to 12/31/2014	$21.22770	$26.27289	4,950
01/01/2015 to 12/31/2015	$26.27289	$26.09452	1,741
01/01/2016 to 12/31/2016	$26.09452	$27.31302	1,186
01/01/2017 to 12/31/2017	$27.31302	$29.21720	2,040
01/01/2018 to 12/31/2018	$29.21720	$27.27574	782

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Rising Rates Opportunity
04/02/2012 to 12/31/2012	$2.81590	$2.39656	55,376
01/01/2013 to 12/31/2013	$2.39656	$2.76355	49,060
01/01/2014 to 12/31/2014	$2.76355	$1.90813	43,196
01/01/2015 to 12/31/2015	$1.90813	$1.85908	37,638
01/01/2016 to 12/31/2016	$1.85908	$1.74555	59,255
01/01/2017 to 12/31/2017	$1.74555	$1.52237	42,283
01/01/2018 to 12/31/2018	$1.52237	$1.56980	42,361
ProFund VP Semiconductor
04/02/2012 to 12/31/2012	$7.54879	$6.18703	2,140
01/01/2013 to 12/31/2013	$6.18703	$8.17557	1,862
01/01/2014 to 12/31/2014	$8.17557	$10.88863	6,510
01/01/2015 to 12/31/2015	$10.88863	$10.46974	3,470
01/01/2016 to 12/31/2016	$10.46974	$13.23736	3,541
01/01/2017 to 12/31/2017	$13.23736	$17.76490	5,013
01/01/2018 to 12/31/2018	$17.76490	$15.78684	3,000
ProFund VP Short Mid-Cap
04/02/2012 to 12/31/2012	$3.84806	$3.56594	16
01/01/2013 to 12/31/2013	$3.56594	$2.55246	16
01/01/2014 to 12/31/2014	$2.55246	$2.21259	16
01/01/2015 to 12/31/2015	$2.21259	$2.15302	16
01/01/2016 to 12/31/2016	$2.15302	$1.70120	17
01/01/2017 to 12/31/2017	$1.70120	$1.43402	17
01/01/2018 to 12/31/2018	$1.43402	$1.57534	8,701
ProFund VP Short NASDAQ-100
04/02/2012 to 12/31/2012	$2.47846	$2.46716	36,583
01/01/2013 to 12/31/2013	$2.46716	$1.72430	36,044
01/01/2014 to 12/31/2014	$1.72430	$1.37625	42,471
01/01/2015 to 12/31/2015	$1.37625	$1.18485	129,117
01/01/2016 to 12/31/2016	$1.18485	$1.05505	141,645
01/01/2017 to 12/31/2017	$1.05505	$0.78088	34,378
01/01/2018 to 12/31/2018	$0.78088	$0.75070	43,889
ProFund VP Short Small-Cap
04/02/2012 to 12/31/2012	$3.73089	$3.46429	38
01/01/2013 to 12/31/2013	$3.46429	$2.35792	37
01/01/2014 to 12/31/2014	$2.35792	$2.11885	38
01/01/2015 to 12/31/2015	$2.11885	$2.08044	37
01/01/2016 to 12/31/2016	$2.08044	$1.61496	6,446
01/01/2017 to 12/31/2017	$1.61496	$1.37180	37
01/01/2018 to 12/31/2018	$1.37180	$1.49914	8,330
ProFund VP Small-Cap Growth
04/02/2012 to 12/31/2012	$16.35806	$16.30089	3,271
01/01/2013 to 12/31/2013	$16.30089	$22.66155	21,627
01/01/2014 to 12/31/2014	$22.66155	$22.92253	6,434
01/01/2015 to 12/31/2015	$22.92253	$22.95950	20,724
01/01/2016 to 12/31/2016	$22.95950	$27.32969	17,518
01/01/2017 to 12/31/2017	$27.32969	$30.56616	16,200
01/01/2018 to 12/31/2018	$30.56616	$28.51967	4,776
ProFund VP Small-Cap Value
04/02/2012 to 12/31/2012	$13.23170	$13.40166	13,065
01/01/2013 to 12/31/2013	$13.40166	$18.26621	8,439
01/01/2014 to 12/31/2014	$18.26621	$19.13502	8,059
01/01/2015 to 12/31/2015	$19.13502	$17.37554	8,937
01/01/2016 to 12/31/2016	$17.37554	$22.15227	13,458
01/01/2017 to 12/31/2017	$22.15227	$24.06107	10,212
01/01/2018 to 12/31/2018	$24.06107	$20.43314	8,693

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Technology
04/02/2012 to 12/31/2012	$6.95715	$6.20352	13,585
01/01/2013 to 12/31/2013	$6.20352	$7.68860	2,222
01/01/2014 to 12/31/2014	$7.68860	$8.99066	6,031
01/01/2015 to 12/31/2015	$8.99066	$9.11459	4,037
01/01/2016 to 12/31/2016	$9.11459	$10.13755	6,580
01/01/2017 to 12/31/2017	$10.13755	$13.56774	11,055
01/01/2018 to 12/31/2018	$13.56774	$13.12298	9,795
ProFund VP Telecommunications
04/02/2012 to 12/31/2012	$5.52988	$6.16412	18,651
01/01/2013 to 12/31/2013	$6.16412	$6.83898	18,197
01/01/2014 to 12/31/2014	$6.83898	$6.80891	18,160
01/01/2015 to 12/31/2015	$6.80891	$6.84336	19,512
01/01/2016 to 12/31/2016	$6.84336	$8.24235	17,485
01/01/2017 to 12/31/2017	$8.24235	$7.98693	19,025
01/01/2018 to 12/31/2018	$7.98693	$6.71239	26,687
ProFund VP U.S. Government Plus
04/02/2012 to 12/31/2012	$18.45022	$20.41706	11,913
01/01/2013 to 12/31/2013	$20.41706	$16.34970	8,884
01/01/2014 to 12/31/2014	$16.34970	$22.07674	9,008
01/01/2015 to 12/31/2015	$22.07674	$20.62305	9,263
01/01/2016 to 12/31/2016	$20.62305	$20.35460	8,732
01/01/2017 to 12/31/2017	$20.35460	$22.06358	14,618
01/01/2018 to 12/31/2018	$22.06358	$20.65720	8,673
ProFund VP UltraBull
04/02/2012 to 12/31/2012	$6.89341	$6.91923	2,633
01/01/2013 to 12/31/2013	$6.91923	$11.51154	2,566
01/01/2014 to 12/31/2014	$11.51154	$14.04483	2,412
01/01/2015 to 12/31/2015	$14.04483	$13.50353	2,050
01/01/2016 to 12/31/2016	$13.50353	$15.85555	1,693
01/01/2017 to 12/31/2017	$15.85555	$22.13627	2,241
01/01/2018 to 12/31/2018	$22.13627	$18.51582	637
ProFund VP UltraMid-Cap
04/02/2012 to 12/31/2012	$14.07901	$14.37614	14,827
01/01/2013 to 12/31/2013	$14.37614	$24.28232	9,370
01/01/2014 to 12/31/2014	$24.28232	$27.72790	9,965
01/01/2015 to 12/31/2015	$27.72790	$24.93927	10,800
01/01/2016 to 12/31/2016	$24.93927	$34.05098	9,137
01/01/2017 to 12/31/2017	$34.05098	$43.43997	8,464
01/01/2018 to 12/31/2018	$43.43997	$31.49112	7,201
ProFund VP UltraNASDAQ-100
04/02/2012 to 12/31/2012	$1.92314	$1.71562	263,379
01/01/2013 to 12/31/2013	$1.71562	$3.04092	206,334
01/01/2014 to 12/31/2014	$3.04092	$4.08946	225,111
01/01/2015 to 12/31/2015	$4.08946	$4.59933	213,047
01/01/2016 to 12/31/2016	$4.59933	$4.94607	127,727
01/01/2017 to 12/31/2017	$4.94607	$8.24287	86,305
01/01/2018 to 12/31/2018	$8.24287	$7.37405	64,744
ProFund VP UltraSmall-Cap
04/02/2012 to 12/31/2012	$9.13338	$9.15432	6,607
01/01/2013 to 12/31/2013	$9.15432	$16.91670	2,604
01/01/2014 to 12/31/2014	$16.91670	$17.64843	1,617
01/01/2015 to 12/31/2015	$17.64843	$15.20494	1,026
01/01/2016 to 12/31/2016	$15.20494	$21.01310	1,010
01/01/2017 to 12/31/2017	$21.01310	$26.04579	766
01/01/2018 to 12/31/2018	$26.04579	$18.83442	64

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Utilities
04/02/2012 to 12/31/2012	$12.09600	$12.18403	7,869
01/01/2013 to 12/31/2013	$12.18403	$13.66812	5,182
01/01/2014 to 12/31/2014	$13.66812	$17.03396	8,568
01/01/2015 to 12/31/2015	$17.03396	$15.78392	11,264
01/01/2016 to 12/31/2016	$15.78392	$17.98227	18,781
01/01/2017 to 12/31/2017	$17.98227	$19.69713	17,695
01/01/2018 to 12/31/2018	$19.69713	$20.06162	15,981
PSF SP International Growth Portfolio
formerly,Prudential SP International Growth Portfolio
04/02/2012 to 12/31/2012	$12.83054	$13.24747	6,903
01/01/2013 to 12/31/2013	$13.24747	$15.58960	6,999
01/01/2014 to 12/31/2014	$15.58960	$14.55170	7,756
01/01/2015 to 12/31/2015	$14.55170	$14.89124	3,919
01/01/2016 to 12/31/2016	$14.89124	$14.21447	2,549
01/01/2017 to 12/31/2017	$14.21447	$19.11254	7,992
01/01/2018 to 12/31/2018	$19.11254	$16.49637	6,016
Wells Fargo VT International Equity Fund - Class 1
04/02/2012 to 12/31/2012	$14.51684	$14.71396	29,228
01/01/2013 to 12/31/2013	$14.71396	$17.47114	30,007
01/01/2014 to 12/31/2014	$17.47114	$16.37967	24,619
01/01/2015 to 12/31/2015	$16.37967	$16.58813	24,849
01/01/2016 to 12/31/2016	$16.58813	$16.95718	26,081
01/01/2017 to 12/31/2017	$16.95718	$20.96122	24,234
01/01/2018 to 12/31/2018	$20.96122	$17.25205	19,917
Wells Fargo VT Omega Growth Fund - Class 1
04/02/2012 to 12/31/2012	$16.20251	$16.06761	10,531
01/01/2013 to 12/31/2013	$16.06761	$22.30424	9,762
01/01/2014 to 12/31/2014	$22.30424	$22.98389	17,102
01/01/2015 to 12/31/2015	$22.98389	$23.12283	12,954
01/01/2016 to 12/31/2016	$23.12283	$23.06769	12,271
01/01/2017 to 12/31/2017	$23.06769	$30.81990	4,887
01/01/2018 to 12/31/2018	$30.81990	$30.66841	4,886
Wells Fargo VT Small Cap Growth Fund - Class 1
04/02/2012 to 12/31/2012	$13.45636	$12.45280	6,706
01/01/2013 to 12/31/2013	$12.45280	$18.56099	5,797
01/01/2014 to 12/31/2014	$18.56099	$18.06774	6,221
01/01/2015 to 12/31/2015	$18.06774	$17.41582	7,082
01/01/2016 to 12/31/2016	$17.41582	$18.63937	6,894
01/01/2017 to 12/31/2017	$18.63937	$23.27698	6,784
01/01/2018 to 12/31/2018	$23.27698	$23.38263	6,771
*Denotes the start date of these sub-accounts

ASAP III
Prudential Annuities Life Assurance Corporation
Statement of Additional Information
ACCUMULATION UNIT VALUES: With HAV 40 bps Cliff M&E (1.05%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
04/02/2012 to 12/31/2012	$14.22606	$14.62138	6,089
01/01/2013 to 12/31/2013	$14.62138	$15.91091	5,806
01/01/2014 to 12/31/2014	$15.91091	$16.34519	5,757
01/01/2015 to 12/31/2015	$16.34519	$15.65299	3,935
01/01/2016 to 12/31/2016	$15.65299	$16.47028	46,158
01/01/2017 to 12/31/2017	$16.47028	$18.34872	466,609
01/01/2018 to 12/31/2018	$18.34872	$16.67795	473,658
AST Advanced Strategies Portfolio
04/02/2012 to 12/31/2012	$15.21424	$15.66679	690
01/01/2013 to 12/31/2013	$15.66679	$18.06896	552
01/01/2014 to 12/31/2014	$18.06896	$18.97129	546
01/01/2015 to 12/31/2015	$18.97129	$18.92286	1,596
01/01/2016 to 12/31/2016	$18.92286	$20.05511	91,671
01/01/2017 to 12/31/2017	$20.05511	$23.20404	423,370
01/01/2018 to 12/31/2018	$23.20404	$21.60778	446,316
AST AQR Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99913	$11.68566	0
01/01/2014 to 12/31/2014	$11.68566	$13.08569	0
01/01/2015 to 12/31/2015	$13.08569	$13.17187	0
01/01/2016 to 12/31/2016	$13.17187	$14.42873	0
01/01/2017 to 12/31/2017	$14.42873	$17.43787	653
01/01/2018 to 12/31/2018	$17.43787	$15.85036	652
AST Balanced Asset Allocation Portfolio
04/02/2012 to 12/31/2012	$14.44834	$14.65914	4,384
01/01/2013 to 12/31/2013	$14.65914	$17.06501	4,308
01/01/2014 to 12/31/2014	$17.06501	$17.98703	4,258
01/01/2015 to 12/31/2015	$17.98703	$17.88289	3,301
01/01/2016 to 12/31/2016	$17.88289	$18.80985	226,702
01/01/2017 to 12/31/2017	$18.80985	$21.38721	748,086
01/01/2018 to 12/31/2018	$21.38721	$20.11738	943,382
AST BlackRock Global Strategies Portfolio
04/02/2012 to 12/31/2012	$9.87280	$10.19116	0
01/01/2013 to 12/31/2013	$10.19116	$11.17856	0
01/01/2014 to 12/31/2014	$11.17856	$11.60263	0
01/01/2015 to 12/31/2015	$11.60263	$11.13642	0
01/01/2016 to 12/31/2016	$11.13642	$11.78661	1,664
01/01/2017 to 12/31/2017	$11.78661	$13.13398	23,694
01/01/2018 to 12/31/2018	$13.13398	$12.30938	34,967
AST BlackRock Low Duration Bond Portfolio
04/02/2012 to 12/31/2012	$11.09598	$11.37492	148
01/01/2013 to 12/31/2013	$11.37492	$11.01077	162
01/01/2014 to 12/31/2014	$11.01077	$10.88446	170
01/01/2015 to 12/31/2015	$10.88446	$10.82215	166
01/01/2016 to 12/31/2016	$10.82215	$10.88455	12,857
01/01/2017 to 12/31/2017	$10.88455	$10.95384	25,124
01/01/2018 to 12/31/2018	$10.95384	$10.91894	26,602

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST BlackRock/Loomis Sayles Bond Portfolio
04/02/2012 to 12/31/2012	$12.42115	$13.09885	1,757
01/01/2013 to 12/31/2013	$13.09885	$12.72321	1,882
01/01/2014 to 12/31/2014	$12.72321	$13.12225	1,028
01/01/2015 to 12/31/2015	$13.12225	$12.71081	283
01/01/2016 to 12/31/2016	$12.71081	$13.10926	70,098
01/01/2017 to 12/31/2017	$13.10926	$13.53782	402,776
01/01/2018 to 12/31/2018	$13.53782	$13.30649	519,021
AST Capital Growth Asset Allocation Portfolio
04/02/2012 to 12/31/2012	$15.01430	$15.10845	1,488
01/01/2013 to 12/31/2013	$15.10845	$18.34056	2,300
01/01/2014 to 12/31/2014	$18.34056	$19.41746	3,108
01/01/2015 to 12/31/2015	$19.41746	$19.31617	3,056
01/01/2016 to 12/31/2016	$19.31617	$20.42029	421,217
01/01/2017 to 12/31/2017	$20.42029	$23.82123	968,283
01/01/2018 to 12/31/2018	$23.82123	$22.10430	1,077,512
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99913	$11.72378	0
01/01/2014 to 12/31/2014	$11.72378	$13.17952	854
01/01/2015 to 12/31/2015	$13.17952	$12.57543	0
01/01/2016 to 12/31/2016	$12.57543	$14.29684	4,614
01/01/2017 to 12/31/2017	$14.29684	$16.75060	20,348
01/01/2018 to 12/31/2018	$16.75060	$15.78394	11,997
AST Cohen & Steers Realty Portfolio
04/02/2012 to 12/31/2012	$21.66261	$22.39929	0
01/01/2013 to 12/31/2013	$22.39929	$22.85860	0
01/01/2014 to 12/31/2014	$22.85860	$29.61069	388
01/01/2015 to 12/31/2015	$29.61069	$30.71896	81
01/01/2016 to 12/31/2016	$30.71896	$31.86053	1,689
01/01/2017 to 12/31/2017	$31.86053	$33.49572	14,129
01/01/2018 to 12/31/2018	$33.49572	$31.56635	16,403
AST Fidelity Institutional AM® Quantitative Portfolio
formerly,AST FI Pyramis® Quantitative Portfolio
04/02/2012 to 12/31/2012	$14.58406	$14.95001	1,772
01/01/2013 to 12/31/2013	$14.95001	$16.97657	1,284
01/01/2014 to 12/31/2014	$16.97657	$17.32775	358
01/01/2015 to 12/31/2015	$17.32775	$17.31566	354
01/01/2016 to 12/31/2016	$17.31566	$17.86294	51,719
01/01/2017 to 12/31/2017	$17.86294	$20.58738	253,602
01/01/2018 to 12/31/2018	$20.58738	$18.79254	246,093
AST Global Real Estate Portfolio
04/02/2012 to 12/31/2012	$17.66431	$19.67649	91
01/01/2013 to 12/31/2013	$19.67649	$20.31631	110
01/01/2014 to 12/31/2014	$20.31631	$22.90195	109
01/01/2015 to 12/31/2015	$22.90195	$22.64119	107
01/01/2016 to 12/31/2016	$22.64119	$22.60430	121
01/01/2017 to 12/31/2017	$22.60430	$24.80253	3,414
01/01/2018 to 12/31/2018	$24.80253	$23.38500	5,188
AST Goldman Sachs Large-Cap Value Portfolio
04/02/2012 to 12/31/2012	$14.64457	$15.19628	0
01/01/2013 to 12/31/2013	$15.19628	$20.08038	0
01/01/2014 to 12/31/2014	$20.08038	$22.47894	1,261
01/01/2015 to 12/31/2015	$22.47894	$21.21510	239
01/01/2016 to 12/31/2016	$21.21510	$23.41553	8,429
01/01/2017 to 12/31/2017	$23.41553	$25.42854	56,519
01/01/2018 to 12/31/2018	$25.42854	$23.01465	68,730

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Goldman Sachs Mid-Cap Growth Portfolio
04/02/2012 to 12/31/2012	$18.15288	$18.29379	0
01/01/2013 to 12/31/2013	$18.29379	$23.92897	0
01/01/2014 to 12/31/2014	$23.92897	$26.40716	423
01/01/2015 to 12/31/2015	$26.40716	$24.64441	205
01/01/2016 to 12/31/2016	$24.64441	$24.78713	9,474
01/01/2017 to 12/31/2017	$24.78713	$31.17208	59,879
01/01/2018 to 12/31/2018	$31.17208	$29.50180	65,802
AST Goldman Sachs Multi-Asset Portfolio
04/02/2012 to 12/31/2012	$14.06538	$14.14738	18,517
01/01/2013 to 12/31/2013	$14.14738	$15.37361	17,032
01/01/2014 to 12/31/2014	$15.37361	$15.82692	17,032
01/01/2015 to 12/31/2015	$15.82692	$15.51837	17,032
01/01/2016 to 12/31/2016	$15.51837	$16.16280	35,513
01/01/2017 to 12/31/2017	$16.16280	$17.95803	311,850
01/01/2018 to 12/31/2018	$17.95803	$16.51448	345,721
AST Goldman Sachs Small-Cap Value Portfolio
04/02/2012 to 12/31/2012	$18.19152	$18.49263	0
01/01/2013 to 12/31/2013	$18.49263	$25.40052	0
01/01/2014 to 12/31/2014	$25.40052	$26.94297	0
01/01/2015 to 12/31/2015	$26.94297	$25.19536	0
01/01/2016 to 12/31/2016	$25.19536	$30.99252	4,637
01/01/2017 to 12/31/2017	$30.99252	$34.40562	17,555
01/01/2018 to 12/31/2018	$34.40562	$29.25466	24,257
AST Government Money Market Portfolio
04/02/2012 to 12/31/2012	$9.70699	$9.63140	0
01/01/2013 to 12/31/2013	$9.63140	$9.52973	0
01/01/2014 to 12/31/2014	$9.52973	$9.43011	0
01/01/2015 to 12/31/2015	$9.43011	$9.33134	0
01/01/2016 to 12/31/2016	$9.33134	$9.23318	18,527
01/01/2017 to 12/31/2017	$9.23318	$9.16745	59,825
01/01/2018 to 12/31/2018	$9.16745	$9.18861	57,865
AST High Yield Portfolio
04/02/2012 to 12/31/2012	$15.13092	$16.28252	2,597
01/01/2013 to 12/31/2013	$16.28252	$17.26838	2,002
01/01/2014 to 12/31/2014	$17.26838	$17.52422	0
01/01/2015 to 12/31/2015	$17.52422	$16.72234	0
01/01/2016 to 12/31/2016	$16.72234	$19.09458	1,788
01/01/2017 to 12/31/2017	$19.09458	$20.30615	11,940
01/01/2018 to 12/31/2018	$20.30615	$19.69273	14,188
AST Hotchkis & Wiley Large-Cap Value Portfolio
04/02/2012 to 12/31/2012	$15.20164	$15.74299	804
01/01/2013 to 12/31/2013	$15.74299	$21.78709	765
01/01/2014 to 12/31/2014	$21.78709	$24.52178	1,190
01/01/2015 to 12/31/2015	$24.52178	$22.36302	751
01/01/2016 to 12/31/2016	$22.36302	$26.52923	1,668
01/01/2017 to 12/31/2017	$26.52923	$31.28951	22,915
01/01/2018 to 12/31/2018	$31.28951	$26.57784	24,578
AST International Growth Portfolio
04/02/2012 to 12/31/2012	$15.19997	$15.53695	265
01/01/2013 to 12/31/2013	$15.53695	$18.30354	298
01/01/2014 to 12/31/2014	$18.30354	$17.11078	370
01/01/2015 to 12/31/2015	$17.11078	$17.46421	217
01/01/2016 to 12/31/2016	$17.46421	$16.62829	8,044
01/01/2017 to 12/31/2017	$16.62829	$22.28300	24,702
01/01/2018 to 12/31/2018	$22.28300	$19.10862	29,796

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST International Value Portfolio
04/02/2012 to 12/31/2012	$14.06806	$14.48795	159
01/01/2013 to 12/31/2013	$14.48795	$17.12656	176
01/01/2014 to 12/31/2014	$17.12656	$15.81072	246
01/01/2015 to 12/31/2015	$15.81072	$15.77263	241
01/01/2016 to 12/31/2016	$15.77263	$15.69799	3,907
01/01/2017 to 12/31/2017	$15.69799	$19.07708	20,459
01/01/2018 to 12/31/2018	$19.07708	$15.82997	26,035
AST Investment Grade Bond Portfolio
04/02/2012 to 12/31/2012	$13.54843	$14.42347	8,645
01/01/2013 to 12/31/2013	$14.42347	$13.81786	5,424
01/01/2014 to 12/31/2014	$13.81786	$14.59282	4,898
01/01/2015 to 12/31/2015	$14.59282	$14.60899	5,719
01/01/2016 to 12/31/2016	$14.60899	$15.06366	204,685
01/01/2017 to 12/31/2017	$15.06366	$15.54868	369,374
01/01/2018 to 12/31/2018	$15.54868	$15.34342	1,565,751
AST J.P. Morgan Global Thematic Portfolio
04/02/2012 to 12/31/2012	$15.18396	$15.35890	12,492
01/01/2013 to 12/31/2013	$15.35890	$17.67205	4,288
01/01/2014 to 12/31/2014	$17.67205	$18.59947	3,407
01/01/2015 to 12/31/2015	$18.59947	$18.21145	2,503
01/01/2016 to 12/31/2016	$18.21145	$18.96069	34,979
01/01/2017 to 12/31/2017	$18.96069	$21.94327	170,772
01/01/2018 to 12/31/2018	$21.94327	$20.11118	188,419
AST J.P. Morgan International Equity Portfolio
04/02/2012 to 12/31/2012	$14.93878	$15.73556	0
01/01/2013 to 12/31/2013	$15.73556	$17.96207	0
01/01/2014 to 12/31/2014	$17.96207	$16.64220	0
01/01/2015 to 12/31/2015	$16.64220	$16.00731	0
01/01/2016 to 12/31/2016	$16.00731	$16.14552	11,130
01/01/2017 to 12/31/2017	$16.14552	$20.71049	37,903
01/01/2018 to 12/31/2018	$20.71049	$16.91217	44,339
AST J.P. Morgan Strategic Opportunities Portfolio
04/02/2012 to 12/31/2012	$13.19149	$13.55599	5,522
01/01/2013 to 12/31/2013	$13.55599	$14.89351	2,821
01/01/2014 to 12/31/2014	$14.89351	$15.54001	2,797
01/01/2015 to 12/31/2015	$15.54001	$15.34868	2,681
01/01/2016 to 12/31/2016	$15.34868	$15.77068	100,016
01/01/2017 to 12/31/2017	$15.77068	$17.50033	270,274
01/01/2018 to 12/31/2018	$17.50033	$16.42796	247,996
AST Jennison Large-Cap Growth Portfolio
04/02/2012 to 12/31/2012	$13.52623	$12.87854	220
01/01/2013 to 12/31/2013	$12.87854	$17.39383	279
01/01/2014 to 12/31/2014	$17.39383	$18.84703	539
01/01/2015 to 12/31/2015	$18.84703	$20.63232	245
01/01/2016 to 12/31/2016	$20.63232	$20.11712	261
01/01/2017 to 12/31/2017	$20.11712	$27.03871	6,051
01/01/2018 to 12/31/2018	$27.03871	$26.32219	7,925
AST Loomis Sayles Large-Cap Growth Portfolio
04/02/2012 to 12/31/2012	$17.31934	$16.52452	105
01/01/2013 to 12/31/2013	$16.52452	$22.33731	111
01/01/2014 to 12/31/2014	$22.33731	$24.44343	309
01/01/2015 to 12/31/2015	$24.44343	$26.62287	139
01/01/2016 to 12/31/2016	$26.62287	$27.81272	5,491
01/01/2017 to 12/31/2017	$27.81272	$36.60041	36,062
01/01/2018 to 12/31/2018	$36.60041	$35.24071	44,264

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST MFS Global Equity Portfolio
04/02/2012 to 12/31/2012	$16.45374	$17.41814	0
01/01/2013 to 12/31/2013	$17.41814	$21.99803	0
01/01/2014 to 12/31/2014	$21.99803	$22.55730	0
01/01/2015 to 12/31/2015	$22.55730	$21.99347	0
01/01/2016 to 12/31/2016	$21.99347	$23.31070	1,675
01/01/2017 to 12/31/2017	$23.31070	$28.56547	39,400
01/01/2018 to 12/31/2018	$28.56547	$25.56404	47,471
AST MFS Growth Portfolio
04/02/2012 to 12/31/2012	$15.58647	$15.56172	700
01/01/2013 to 12/31/2013	$15.56172	$21.05040	674
01/01/2014 to 12/31/2014	$21.05040	$22.64360	655
01/01/2015 to 12/31/2015	$22.64360	$24.02559	598
01/01/2016 to 12/31/2016	$24.02559	$24.22813	1,643
01/01/2017 to 12/31/2017	$24.22813	$31.33624	18,836
01/01/2018 to 12/31/2018	$31.33624	$31.67213	24,506
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99913	$10.21980	0
01/01/2013 to 12/31/2013	$10.21980	$13.60179	0
01/01/2014 to 12/31/2014	$13.60179	$14.83413	0
01/01/2015 to 12/31/2015	$14.83413	$14.57218	0
01/01/2016 to 12/31/2016	$14.57218	$16.35820	458
01/01/2017 to 12/31/2017	$16.35820	$18.99352	1,739
01/01/2018 to 12/31/2018	$18.99352	$16.88547	12,643
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
04/02/2012 to 12/31/2012	$18.44151	$18.86656	0
01/01/2013 to 12/31/2013	$18.86656	$26.51069	0
01/01/2014 to 12/31/2014	$26.51069	$29.97055	372
01/01/2015 to 12/31/2015	$29.97055	$27.98425	181
01/01/2016 to 12/31/2016	$27.98425	$32.73890	3,171
01/01/2017 to 12/31/2017	$32.73890	$36.86296	20,283
01/01/2018 to 12/31/2018	$36.86296	$30.47638	24,358
AST New Discovery Asset Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99913	$10.36629	272
01/01/2013 to 12/31/2013	$10.36629	$12.19756	2,366
01/01/2014 to 12/31/2014	$12.19756	$12.68964	394
01/01/2015 to 12/31/2015	$12.68964	$12.40062	779
01/01/2016 to 12/31/2016	$12.40062	$12.80102	11,684
01/01/2017 to 12/31/2017	$12.80102	$14.75599	56,638
01/01/2018 to 12/31/2018	$14.75599	$13.39203	73,454
AST Parametric Emerging Markets Equity Portfolio
04/02/2012 to 12/31/2012	$16.27795	$16.59416	526
01/01/2013 to 12/31/2013	$16.59416	$16.45656	680
01/01/2014 to 12/31/2014	$16.45656	$15.52124	1,089
01/01/2015 to 12/31/2015	$15.52124	$12.78938	1,287
01/01/2016 to 12/31/2016	$12.78938	$14.21965	2,776
01/01/2017 to 12/31/2017	$14.21965	$17.78212	25,227
01/01/2018 to 12/31/2018	$17.78212	$15.12307	34,096
AST Preservation Asset Allocation Portfolio
04/02/2012 to 12/31/2012	$13.59041	$13.95724	3,911
01/01/2013 to 12/31/2013	$13.95724	$15.08292	3,896
01/01/2014 to 12/31/2014	$15.08292	$15.78649	3,864
01/01/2015 to 12/31/2015	$15.78649	$15.64315	2,577
01/01/2016 to 12/31/2016	$15.64315	$16.33444	97,884
01/01/2017 to 12/31/2017	$16.33444	$17.80064	373,068
01/01/2018 to 12/31/2018	$17.80064	$17.11258	446,861

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Prudential Core Bond Portfolio
04/02/2012 to 12/31/2012	$10.20260	$10.68442	0
01/01/2013 to 12/31/2013	$10.68442	$10.32774	0
01/01/2014 to 12/31/2014	$10.32774	$10.83862	0
01/01/2015 to 12/31/2015	$10.83862	$10.69607	359
01/01/2016 to 12/31/2016	$10.69607	$11.02941	0
01/01/2017 to 12/31/2017	$11.02941	$11.53279	29,821
01/01/2018 to 12/31/2018	$11.53279	$11.31832	26,252
AST Prudential Growth Allocation Portfolio
04/02/2012 to 12/31/2012	$14.76353	$14.94838	5,765
01/01/2013 to 12/31/2013	$14.94838	$17.30987	5,263
01/01/2014 to 12/31/2014	$17.30987	$18.70350	5,218
01/01/2015 to 12/31/2015	$18.70350	$18.39372	6,991
01/01/2016 to 12/31/2016	$18.39372	$20.03813	296,059
01/01/2017 to 12/31/2017	$20.03813	$23.01983	1,637,367
01/01/2018 to 12/31/2018	$23.01983	$21.04677	1,625,561
AST QMA Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99913	$11.72528	0
01/01/2014 to 12/31/2014	$11.72528	$13.37049	0
01/01/2015 to 12/31/2015	$13.37049	$13.43427	0
01/01/2016 to 12/31/2016	$13.43427	$14.73645	0
01/01/2017 to 12/31/2017	$14.73645	$17.70431	0
01/01/2018 to 12/31/2018	$17.70431	$16.26472	0
AST QMA US Equity Alpha Portfolio
04/02/2012 to 12/31/2012	$17.38893	$17.66725	775
01/01/2013 to 12/31/2013	$17.66725	$23.15073	820
01/01/2014 to 12/31/2014	$23.15073	$26.85079	1,515
01/01/2015 to 12/31/2015	$26.85079	$27.38696	650
01/01/2016 to 12/31/2016	$27.38696	$31.12312	789
01/01/2017 to 12/31/2017	$31.12312	$37.64955	8,278
01/01/2018 to 12/31/2018	$37.64955	$34.19126	19,998
AST Quantitative Modeling Portfolio
04/02/2012 to 12/31/2012	$9.88271	$10.00598	0
01/01/2013 to 12/31/2013	$10.00598	$12.11849	0
01/01/2014 to 12/31/2014	$12.11849	$12.77082	0
01/01/2015 to 12/31/2015	$12.77082	$12.65578	0
01/01/2016 to 12/31/2016	$12.65578	$13.31485	0
01/01/2017 to 12/31/2017	$13.31485	$15.57190	0
01/01/2018 to 12/31/2018	$15.57190	$14.40181	0
AST RCM World Trends Portfolio
04/02/2012 to 12/31/2012	$14.04014	$14.11306	0
01/01/2013 to 12/31/2013	$14.11306	$15.70186	0
01/01/2014 to 12/31/2014	$15.70186	$16.33552	0
01/01/2015 to 12/31/2015	$16.33552	$16.13718	0
01/01/2016 to 12/31/2016	$16.13718	$16.73681	59,846
01/01/2017 to 12/31/2017	$16.73681	$19.24980	376,286
01/01/2018 to 12/31/2018	$19.24980	$17.54150	360,958
AST Small-Cap Growth Opportunities Portfolio
04/02/2012 to 12/31/2012	$18.42426	$17.51584	0
01/01/2013 to 12/31/2013	$17.51584	$24.40523	0
01/01/2014 to 12/31/2014	$24.40523	$25.34222	0
01/01/2015 to 12/31/2015	$25.34222	$25.41086	0
01/01/2016 to 12/31/2016	$25.41086	$27.08047	3,091
01/01/2017 to 12/31/2017	$27.08047	$34.21684	15,595
01/01/2018 to 12/31/2018	$34.21684	$30.18466	19,696

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Small-Cap Growth Portfolio
04/02/2012 to 12/31/2012	$20.19142	$19.41615	92
01/01/2013 to 12/31/2013	$19.41615	$25.96995	94
01/01/2014 to 12/31/2014	$25.96995	$26.67868	99
01/01/2015 to 12/31/2015	$26.67868	$26.60605	0
01/01/2016 to 12/31/2016	$26.60605	$29.50653	1,253
01/01/2017 to 12/31/2017	$29.50653	$36.18016	20,162
01/01/2018 to 12/31/2018	$36.18016	$32.78984	21,325
AST Small-Cap Value Portfolio
04/02/2012 to 12/31/2012	$17.30793	$17.67272	0
01/01/2013 to 12/31/2013	$17.67272	$24.02751	0
01/01/2014 to 12/31/2014	$24.02751	$25.02779	0
01/01/2015 to 12/31/2015	$25.02779	$23.69766	0
01/01/2016 to 12/31/2016	$23.69766	$30.29717	820
01/01/2017 to 12/31/2017	$30.29717	$32.18233	27,945
01/01/2018 to 12/31/2018	$32.18233	$26.40551	30,427
AST T. Rowe Price Asset Allocation Portfolio
04/02/2012 to 12/31/2012	$14.89483	$15.29721	11,988
01/01/2013 to 12/31/2013	$15.29721	$17.68455	7,254
01/01/2014 to 12/31/2014	$17.68455	$18.52776	7,800
01/01/2015 to 12/31/2015	$18.52776	$18.34096	9,933
01/01/2016 to 12/31/2016	$18.34096	$19.51782	398,066
01/01/2017 to 12/31/2017	$19.51782	$22.28900	1,144,039
01/01/2018 to 12/31/2018	$22.28900	$20.87905	1,223,738
AST T. Rowe Price Large-Cap Growth Portfolio
04/02/2012 to 12/31/2012	$17.75824	$17.18656	0
01/01/2013 to 12/31/2013	$17.18656	$24.49326	0
01/01/2014 to 12/31/2014	$24.49326	$26.25877	198
01/01/2015 to 12/31/2015	$26.25877	$28.47315	178
01/01/2016 to 12/31/2016	$28.47315	$28.93492	4,856
01/01/2017 to 12/31/2017	$28.93492	$39.47913	52,149
01/01/2018 to 12/31/2018	$39.47913	$40.57285	57,780
AST T. Rowe Price Large-Cap Value Portfolio
04/02/2012 to 12/31/2012	$15.79915	$15.79081	179
01/01/2013 to 12/31/2013	$15.79081	$21.03572	230
01/01/2014 to 12/31/2014	$21.03572	$21.13924	241
01/01/2015 to 12/31/2015	$21.13924	$19.64889	0
01/01/2016 to 12/31/2016	$19.64889	$20.63449	1,623
01/01/2017 to 12/31/2017	$20.63449	$23.79808	20,961
01/01/2018 to 12/31/2018	$23.79808	$21.26041	29,629
AST T. Rowe Price Natural Resources Portfolio
04/02/2012 to 12/31/2012	$14.82535	$14.24959	1,603
01/01/2013 to 12/31/2013	$14.24959	$16.26870	371
01/01/2014 to 12/31/2014	$16.26870	$14.75206	424
01/01/2015 to 12/31/2015	$14.75206	$11.78685	479
01/01/2016 to 12/31/2016	$11.78685	$14.53425	8,399
01/01/2017 to 12/31/2017	$14.53425	$15.86423	46,366
01/01/2018 to 12/31/2018	$15.86423	$13.08270	54,461
AST Templeton Global Bond Portfolio
04/02/2012 to 12/31/2012	$12.19575	$12.55200	134
01/01/2013 to 12/31/2013	$12.55200	$11.95403	151
01/01/2014 to 12/31/2014	$11.95403	$11.89445	156
01/01/2015 to 12/31/2015	$11.89445	$11.22605	161
01/01/2016 to 12/31/2016	$11.22605	$11.59243	4,002
01/01/2017 to 12/31/2017	$11.59243	$11.70517	21,828
01/01/2018 to 12/31/2018	$11.70517	$11.81317	20,350

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST WEDGE Capital Mid-Cap Value Portfolio
04/02/2012 to 12/31/2012	$17.62787	$18.24065	156
01/01/2013 to 12/31/2013	$18.24065	$23.89972	201
01/01/2014 to 12/31/2014	$23.89972	$27.18879	187
01/01/2015 to 12/31/2015	$27.18879	$25.12546	141
01/01/2016 to 12/31/2016	$25.12546	$28.34163	517
01/01/2017 to 12/31/2017	$28.34163	$33.24151	21,009
01/01/2018 to 12/31/2018	$33.24151	$27.45524	22,602
AST Wellington Management Hedged Equity Portfolio
04/02/2012 to 12/31/2012	$15.37254	$15.29759	114
01/01/2013 to 12/31/2013	$15.29759	$18.24052	13,393
01/01/2014 to 12/31/2014	$18.24052	$19.04250	8,779
01/01/2015 to 12/31/2015	$19.04250	$18.72335	8,599
01/01/2016 to 12/31/2016	$18.72335	$19.73596	24,932
01/01/2017 to 12/31/2017	$19.73596	$22.18391	74,358
01/01/2018 to 12/31/2018	$22.18391	$20.85285	75,039
AST Western Asset Core Plus Bond Portfolio
04/02/2012 to 12/31/2012	$12.34867	$12.93619	437
01/01/2013 to 12/31/2013	$12.93619	$12.60936	663
01/01/2014 to 12/31/2014	$12.60936	$13.37491	5,709
01/01/2015 to 12/31/2015	$13.37491	$13.39817	3,802
01/01/2016 to 12/31/2016	$13.39817	$13.94045	16,490
01/01/2017 to 12/31/2017	$13.94045	$14.66464	117,547
01/01/2018 to 12/31/2018	$14.66464	$14.18142	215,331
Invesco V.I. Diversified Dividend Fund - Series I
04/02/2012 to 12/31/2012	$10.16241	$10.75991	0
01/01/2013 to 12/31/2013	$10.75991	$13.95136	0
01/01/2014 to 12/31/2014	$13.95136	$15.57569	0
01/01/2015 to 12/31/2015	$15.57569	$15.73067	0
01/01/2016 to 12/31/2016	$15.73067	$17.87164	393
01/01/2017 to 12/31/2017	$17.87164	$19.20086	3,923
01/01/2018 to 12/31/2018	$19.20086	$17.55924	4,185
Invesco V.I. Health Care Fund - Series I
formerly,Invesco V.I. Global Health Care Fund - Series I
04/02/2012 to 12/31/2012	$15.54310	$16.46394	0
01/01/2013 to 12/31/2013	$16.46394	$22.89584	0
01/01/2014 to 12/31/2014	$22.89584	$27.11156	0
01/01/2015 to 12/31/2015	$27.11156	$27.67548	0
01/01/2016 to 12/31/2016	$27.67548	$24.24694	283
01/01/2017 to 12/31/2017	$24.24694	$27.79034	69
01/01/2018 to 12/31/2018	$27.79034	$27.74573	241
Invesco V.I. Mid Cap Growth Portfolio, Series I
04/27/2012* to 12/31/2012	$10.05009	$9.80638	0
01/01/2013 to 12/31/2013	$9.80638	$13.29509	0
01/01/2014 to 12/31/2014	$13.29509	$14.21281	0
01/01/2015 to 12/31/2015	$14.21281	$14.23323	0
01/01/2016 to 12/31/2016	$14.23323	$14.19066	0
01/01/2017 to 12/31/2017	$14.19066	$17.20035	0
01/01/2018 to 12/31/2018	$17.20035	$16.06847	1,009
NVIT Emerging Markets Fund Class D
08/05/2016* to 12/31/2016	$10.12663	$9.75338	0
01/01/2017 to 12/31/2017	$9.75338	$13.61729	1,070
01/01/2018 to 12/31/2018	$13.61729	$11.08744	1,454

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Asia 30
04/02/2012 to 12/31/2012	$13.16304	$13.12710	0
01/01/2013 to 12/31/2013	$13.12710	$14.93406	0
01/01/2014 to 12/31/2014	$14.93406	$14.54550	0
01/01/2015 to 12/31/2015	$14.54550	$13.04288	0
01/01/2016 to 12/31/2016	$13.04288	$12.98888	0
01/01/2017 to 12/31/2017	$12.98888	$17.07845	0
01/01/2018 to 12/31/2018	$17.07845	$13.75580	0
ProFund VP Banks
04/02/2012 to 12/31/2012	$12.77278	$12.92225	0
01/01/2013 to 12/31/2013	$12.92225	$17.06443	0
01/01/2014 to 12/31/2014	$17.06443	$18.63734	0
01/01/2015 to 12/31/2015	$18.63734	$18.36190	0
01/01/2016 to 12/31/2016	$18.36190	$22.39021	0
01/01/2017 to 12/31/2017	$22.39021	$26.12567	0
01/01/2018 to 12/31/2018	$26.12567	$21.22337	0
ProFund VP Basic Materials
04/02/2012 to 12/31/2012	$16.99205	$16.45556	0
01/01/2013 to 12/31/2013	$16.45556	$19.28417	0
01/01/2014 to 12/31/2014	$19.28417	$19.40347	0
01/01/2015 to 12/31/2015	$19.40347	$16.52664	0
01/01/2016 to 12/31/2016	$16.52664	$19.37749	0
01/01/2017 to 12/31/2017	$19.37749	$23.57656	0
01/01/2018 to 12/31/2018	$23.57656	$19.20835	0
ProFund VP Bear
04/02/2012 to 12/31/2012	$4.72628	$4.46700	0
01/01/2013 to 12/31/2013	$4.46700	$3.24653	0
01/01/2014 to 12/31/2014	$3.24653	$2.75476	0
01/01/2015 to 12/31/2015	$2.75476	$2.59161	0
01/01/2016 to 12/31/2016	$2.59161	$2.22971	0
01/01/2017 to 12/31/2017	$2.22971	$1.80986	0
01/01/2018 to 12/31/2018	$1.80986	$1.86341	0
ProFund VP Bull
04/02/2012 to 12/31/2012	$15.83777	$15.84775	0
01/01/2013 to 12/31/2013	$15.84775	$20.34753	0
01/01/2014 to 12/31/2014	$20.34753	$22.44292	0
01/01/2015 to 12/31/2015	$22.44292	$22.10551	0
01/01/2016 to 12/31/2016	$22.10551	$23.98712	0
01/01/2017 to 12/31/2017	$23.98712	$28.32699	0
01/01/2018 to 12/31/2018	$28.32699	$26.30502	0
ProFund VP Consumer Goods Portfolio
04/02/2012 to 12/31/2012	$16.96994	$17.06270	0
01/01/2013 to 12/31/2013	$17.06270	$21.68730	0
01/01/2014 to 12/31/2014	$21.68730	$23.65437	0
01/01/2015 to 12/31/2015	$23.65437	$24.38056	0
01/01/2016 to 12/31/2016	$24.38056	$24.97995	0
01/01/2017 to 12/31/2017	$24.97995	$28.43964	0
01/01/2018 to 12/31/2018	$28.43964	$23.97410	0
ProFund VP Consumer Services
04/02/2012 to 12/31/2012	$17.65334	$18.77295	0
01/01/2013 to 12/31/2013	$18.77295	$25.98192	0
01/01/2014 to 12/31/2014	$25.98192	$28.91268	0
01/01/2015 to 12/31/2015	$28.91268	$29.95074	0
01/01/2016 to 12/31/2016	$29.95074	$30.87737	0
01/01/2017 to 12/31/2017	$30.87737	$36.16607	0
01/01/2018 to 12/31/2018	$36.16607	$36.00442	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Europe 30
04/02/2012 to 12/31/2012	$13.64450	$14.50778	0
01/01/2013 to 12/31/2013	$14.50778	$17.46143	0
01/01/2014 to 12/31/2014	$17.46143	$15.78402	0
01/01/2015 to 12/31/2015	$15.78402	$13.91937	0
01/01/2016 to 12/31/2016	$13.91937	$14.84920	0
01/01/2017 to 12/31/2017	$14.84920	$17.59001	0
01/01/2018 to 12/31/2018	$17.59001	$14.94521	0
ProFund VP Financials
04/02/2012 to 12/31/2012	$14.55239	$14.98123	0
01/01/2013 to 12/31/2013	$14.98123	$19.57912	0
01/01/2014 to 12/31/2014	$19.57912	$21.87597	0
01/01/2015 to 12/31/2015	$21.87597	$21.32271	0
01/01/2016 to 12/31/2016	$21.32271	$24.33172	0
01/01/2017 to 12/31/2017	$24.33172	$28.45630	0
01/01/2018 to 12/31/2018	$28.45630	$25.21947	0
ProFund VP Health Care
04/02/2012 to 12/31/2012	$15.64641	$16.58498	0
01/01/2013 to 12/31/2013	$16.58498	$22.93545	0
01/01/2014 to 12/31/2014	$22.93545	$28.07299	1,404
01/01/2015 to 12/31/2015	$28.07299	$29.17354	2,937
01/01/2016 to 12/31/2016	$29.17354	$27.69802	2,205
01/01/2017 to 12/31/2017	$27.69802	$33.14100	2,540
01/01/2018 to 12/31/2018	$33.14100	$34.24575	0
ProFund VP Industrials
04/02/2012 to 12/31/2012	$17.26503	$17.54942	0
01/01/2013 to 12/31/2013	$17.54942	$23.99663	0
01/01/2014 to 12/31/2014	$23.99663	$25.06898	0
01/01/2015 to 12/31/2015	$25.06898	$23.95731	0
01/01/2016 to 12/31/2016	$23.95731	$27.86588	0
01/01/2017 to 12/31/2017	$27.86588	$33.75011	0
01/01/2018 to 12/31/2018	$33.75011	$29.13107	0
ProFund VP Japan
04/02/2012 to 12/31/2012	$10.20689	$10.37915	0
01/01/2013 to 12/31/2013	$10.37915	$15.22419	0
01/01/2014 to 12/31/2014	$15.22419	$15.55025	0
01/01/2015 to 12/31/2015	$15.55025	$16.28074	0
01/01/2016 to 12/31/2016	$16.28074	$16.17674	0
01/01/2017 to 12/31/2017	$16.17674	$18.96097	0
01/01/2018 to 12/31/2018	$18.96097	$16.57781	0
ProFund VP Large-Cap Growth
04/02/2012 to 12/31/2012	$16.35640	$16.22893	105
01/01/2013 to 12/31/2013	$16.22893	$20.98293	118
01/01/2014 to 12/31/2014	$20.98293	$23.44671	353
01/01/2015 to 12/31/2015	$23.44671	$24.07211	102
01/01/2016 to 12/31/2016	$24.07211	$25.01449	102
01/01/2017 to 12/31/2017	$25.01449	$31.01283	94
01/01/2018 to 12/31/2018	$31.01283	$30.11481	289
ProFund VP Large-Cap Value
04/02/2012 to 12/31/2012	$15.74545	$15.93700	0
01/01/2013 to 12/31/2013	$15.93700	$20.48367	0
01/01/2014 to 12/31/2014	$20.48367	$22.39165	0
01/01/2015 to 12/31/2015	$22.39165	$21.10740	0
01/01/2016 to 12/31/2016	$21.10740	$24.10923	0
01/01/2017 to 12/31/2017	$24.10923	$27.06168	0
01/01/2018 to 12/31/2018	$27.06168	$23.93052	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Mid-Cap Growth
04/02/2012 to 12/31/2012	$17.75159	$17.77936	0
01/01/2013 to 12/31/2013	$17.77936	$22.96296	0
01/01/2014 to 12/31/2014	$22.96296	$24.06053	0
01/01/2015 to 12/31/2015	$24.06053	$23.87540	0
01/01/2016 to 12/31/2016	$23.87540	$26.66718	0
01/01/2017 to 12/31/2017	$26.66718	$31.21848	0
01/01/2018 to 12/31/2018	$31.21848	$27.18896	0
ProFund VP Mid-Cap Value
04/02/2012 to 12/31/2012	$16.38603	$16.80251	0
01/01/2013 to 12/31/2013	$16.80251	$21.97304	0
01/01/2014 to 12/31/2014	$21.97304	$23.95681	0
01/01/2015 to 12/31/2015	$23.95681	$21.75566	0
01/01/2016 to 12/31/2016	$21.75566	$26.76758	0
01/01/2017 to 12/31/2017	$26.76758	$29.29694	0
01/01/2018 to 12/31/2018	$29.29694	$25.13537	0
ProFund VP NASDAQ-100
04/02/2012 to 12/31/2012	$18.78575	$17.75454	0
01/01/2013 to 12/31/2013	$17.75454	$23.58945	0
01/01/2014 to 12/31/2014	$23.58945	$27.31117	0
01/01/2015 to 12/31/2015	$27.31117	$29.03896	0
01/01/2016 to 12/31/2016	$29.03896	$30.24506	0
01/01/2017 to 12/31/2017	$30.24506	$39.01800	0
01/01/2018 to 12/31/2018	$39.01800	$37.88424	0
ProFund VP Oil & Gas
04/02/2012 to 12/31/2012	$14.87802	$14.42350	0
01/01/2013 to 12/31/2013	$14.42350	$17.70757	0
01/01/2014 to 12/31/2014	$17.70757	$15.61748	0
01/01/2015 to 12/31/2015	$15.61748	$11.84161	0
01/01/2016 to 12/31/2016	$11.84161	$14.55144	0
01/01/2017 to 12/31/2017	$14.55144	$13.94196	0
01/01/2018 to 12/31/2018	$13.94196	$11.00494	0
ProFund VP Pharmaceuticals
04/02/2012 to 12/31/2012	$15.62562	$16.66889	0
01/01/2013 to 12/31/2013	$16.66889	$21.71040	0
01/01/2014 to 12/31/2014	$21.71040	$25.64148	0
01/01/2015 to 12/31/2015	$25.64148	$26.49965	0
01/01/2016 to 12/31/2016	$26.49965	$25.24309	0
01/01/2017 to 12/31/2017	$25.24309	$27.56598	0
01/01/2018 to 12/31/2018	$27.56598	$25.58435	0
ProFund VP Precious Metals
04/02/2012 to 12/31/2012	$14.07259	$12.24840	0
01/01/2013 to 12/31/2013	$12.24840	$7.52088	0
01/01/2014 to 12/31/2014	$7.52088	$5.66578	0
01/01/2015 to 12/31/2015	$5.66578	$3.76452	0
01/01/2016 to 12/31/2016	$3.76452	$5.80430	0
01/01/2017 to 12/31/2017	$5.80430	$6.04667	0
01/01/2018 to 12/31/2018	$6.04667	$5.17695	0
ProFund VP Real Estate
04/02/2012 to 12/31/2012	$19.99900	$20.94675	0
01/01/2013 to 12/31/2013	$20.94675	$20.74601	0
01/01/2014 to 12/31/2014	$20.74601	$25.66374	0
01/01/2015 to 12/31/2015	$25.66374	$25.47654	97
01/01/2016 to 12/31/2016	$25.47654	$26.65275	95
01/01/2017 to 12/31/2017	$26.65275	$28.49657	101
01/01/2018 to 12/31/2018	$28.49657	$26.58943	101

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Rising Rates Opportunity
04/02/2012 to 12/31/2012	$5.72951	$4.87445	0
01/01/2013 to 12/31/2013	$4.87445	$5.61802	0
01/01/2014 to 12/31/2014	$5.61802	$3.87685	0
01/01/2015 to 12/31/2015	$3.87685	$3.77520	0
01/01/2016 to 12/31/2016	$3.77520	$3.54287	0
01/01/2017 to 12/31/2017	$3.54287	$3.08838	0
01/01/2018 to 12/31/2018	$3.08838	$3.18295	0
ProFund VP Short NASDAQ-100
04/02/2012 to 12/31/2012	$3.98912	$3.96932	0
01/01/2013 to 12/31/2013	$3.96932	$2.77272	0
01/01/2014 to 12/31/2014	$2.77272	$2.21185	0
01/01/2015 to 12/31/2015	$2.21185	$1.90311	0
01/01/2016 to 12/31/2016	$1.90311	$1.69374	0
01/01/2017 to 12/31/2017	$1.69374	$1.25284	0
01/01/2018 to 12/31/2018	$1.25284	$1.20381	0
ProFund VP Small-Cap Growth
04/02/2012 to 12/31/2012	$17.65251	$17.58408	0
01/01/2013 to 12/31/2013	$17.58408	$24.43340	0
01/01/2014 to 12/31/2014	$24.43340	$24.70225	0
01/01/2015 to 12/31/2015	$24.70225	$24.72959	0
01/01/2016 to 12/31/2016	$24.72959	$29.42179	0
01/01/2017 to 12/31/2017	$29.42179	$32.88928	0
01/01/2018 to 12/31/2018	$32.88928	$30.67160	0
ProFund VP Small-Cap Value
04/02/2012 to 12/31/2012	$16.25841	$16.46102	0
01/01/2013 to 12/31/2013	$16.46102	$22.42482	0
01/01/2014 to 12/31/2014	$22.42482	$23.47944	0
01/01/2015 to 12/31/2015	$23.47944	$21.30964	0
01/01/2016 to 12/31/2016	$21.30964	$27.15416	0
01/01/2017 to 12/31/2017	$27.15416	$29.47915	0
01/01/2018 to 12/31/2018	$29.47915	$25.02152	0
ProFund VP Telecommunications
04/02/2012 to 12/31/2012	$13.25204	$14.76649	0
01/01/2013 to 12/31/2013	$14.76649	$16.37491	0
01/01/2014 to 12/31/2014	$16.37491	$16.29469	0
01/01/2015 to 12/31/2015	$16.29469	$16.36896	0
01/01/2016 to 12/31/2016	$16.36896	$19.70519	0
01/01/2017 to 12/31/2017	$19.70519	$19.08484	0
01/01/2018 to 12/31/2018	$19.08484	$16.03112	0
ProFund VP U.S. Government Plus
04/02/2012 to 12/31/2012	$12.53431	$13.86526	0
01/01/2013 to 12/31/2013	$13.86526	$11.09759	0
01/01/2014 to 12/31/2014	$11.09759	$14.97728	77
01/01/2015 to 12/31/2015	$14.97728	$13.98408	76
01/01/2016 to 12/31/2016	$13.98408	$13.79512	94
01/01/2017 to 12/31/2017	$13.79512	$14.94570	0
01/01/2018 to 12/31/2018	$14.94570	$13.98589	0
ProFund VP UltraMid-Cap
04/02/2012 to 12/31/2012	$26.23616	$26.78000	0
01/01/2013 to 12/31/2013	$26.78000	$45.21053	0
01/01/2014 to 12/31/2014	$45.21053	$51.59955	0
01/01/2015 to 12/31/2015	$51.59955	$46.38661	0
01/01/2016 to 12/31/2016	$46.38661	$63.30237	0
01/01/2017 to 12/31/2017	$63.30237	$80.71627	0
01/01/2018 to 12/31/2018	$80.71627	$58.48423	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Utilities
04/02/2012 to 12/31/2012	$14.80405	$14.90624	0
01/01/2013 to 12/31/2013	$14.90624	$16.71342	0
01/01/2014 to 12/31/2014	$16.71342	$20.81876	1,103
01/01/2015 to 12/31/2015	$20.81876	$19.28112	0
01/01/2016 to 12/31/2016	$19.28112	$21.95545	0
01/01/2017 to 12/31/2017	$21.95545	$24.03706	0
01/01/2018 to 12/31/2018	$24.03706	$24.46939	0
PSF SP International Growth Portfolio
formerly,Prudential SP International Growth Portfolio
04/02/2012 to 12/31/2012	$15.04683	$15.52991	0
01/01/2013 to 12/31/2013	$15.52991	$18.26639	0
01/01/2014 to 12/31/2014	$18.26639	$17.04169	0
01/01/2015 to 12/31/2015	$17.04169	$17.43053	0
01/01/2016 to 12/31/2016	$17.43053	$16.63001	0
01/01/2017 to 12/31/2017	$16.63001	$22.34918	0
01/01/2018 to 12/31/2018	$22.34918	$19.28011	0
Wells Fargo VT International Equity Fund - Class 1
04/02/2012 to 12/31/2012	$14.21889	$14.40657	0
01/01/2013 to 12/31/2013	$14.40657	$17.09747	0
01/01/2014 to 12/31/2014	$17.09747	$16.02120	0
01/01/2015 to 12/31/2015	$16.02120	$16.21693	0
01/01/2016 to 12/31/2016	$16.21693	$16.56931	1,019
01/01/2017 to 12/31/2017	$16.56931	$20.47134	1,167
01/01/2018 to 12/31/2018	$20.47134	$16.84037	1,167
Wells Fargo VT Omega Growth Fund - Class 1
04/02/2012 to 12/31/2012	$17.30262	$17.15217	0
01/01/2013 to 12/31/2013	$17.15217	$23.79776	0
01/01/2014 to 12/31/2014	$23.79776	$24.51054	0
01/01/2015 to 12/31/2015	$24.51054	$24.64633	0
01/01/2016 to 12/31/2016	$24.64633	$24.57523	0
01/01/2017 to 12/31/2017	$24.57523	$32.81743	0
01/01/2018 to 12/31/2018	$32.81743	$32.63940	0
Wells Fargo VT Small Cap Growth Fund - Class 1
04/02/2012 to 12/31/2012	$13.44474	$12.43724	0
01/01/2013 to 12/31/2013	$12.43724	$18.52844	0
01/01/2014 to 12/31/2014	$18.52844	$18.02701	0
01/01/2015 to 12/31/2015	$18.02701	$17.36775	0
01/01/2016 to 12/31/2016	$17.36775	$18.57854	196
01/01/2017 to 12/31/2017	$18.57854	$23.18932	565
01/01/2018 to 12/31/2018	$23.18932	$23.28277	778
*Denotes the start date of these sub-accounts

ASAP III
Prudential Annuities Life Assurance Corporation
Statement of Additional Information
ACCUMULATION UNIT VALUES: With any two of GRO Plus, EBP or HAV or with any one of combo 5% or HDV Cliff M&E (1.15%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ACCESS VP High Yield Fund
04/02/2012 to 12/31/2012	$15.98109	$17.13777	0
01/01/2013 to 12/31/2013	$17.13777	$18.63781	0
01/01/2014 to 12/31/2014	$18.63781	$18.85444	0
01/01/2015 to 12/31/2015	$18.85444	$18.66634	0
01/01/2016 to 12/31/2016	$18.66634	$20.11312	0
01/01/2017 to 12/31/2017	$20.11312	$20.83563	0
01/01/2018 to 12/31/2018	$20.83563	$20.46880	0
AST Academic Strategies Asset Allocation Portfolio
04/02/2012 to 12/31/2012	$11.42288	$11.73145	1,346,497
01/01/2013 to 12/31/2013	$11.73145	$12.75317	1,371,076
01/01/2014 to 12/31/2014	$12.75317	$13.08780	1,367,935
01/01/2015 to 12/31/2015	$13.08780	$12.52082	1,344,431
01/01/2016 to 12/31/2016	$12.52082	$13.16115	1,692,192
01/01/2017 to 12/31/2017	$13.16115	$14.64750	1,980,986
01/01/2018 to 12/31/2018	$14.64750	$13.30030	1,941,249
AST Advanced Strategies Portfolio
04/02/2012 to 12/31/2012	$12.17750	$12.53032	631,188
01/01/2013 to 12/31/2013	$12.53032	$14.43699	646,076
01/01/2014 to 12/31/2014	$14.43699	$15.14267	672,879
01/01/2015 to 12/31/2015	$15.14267	$15.08868	690,761
01/01/2016 to 12/31/2016	$15.08868	$15.97547	1,064,692
01/01/2017 to 12/31/2017	$15.97547	$18.46528	1,303,181
01/01/2018 to 12/31/2018	$18.46528	$17.17753	1,342,602
AST AQR Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99905	$11.67760	4,797
01/01/2014 to 12/31/2014	$11.67760	$13.06342	2,877
01/01/2015 to 12/31/2015	$13.06342	$13.13622	5,681
01/01/2016 to 12/31/2016	$13.13622	$14.37526	8,213
01/01/2017 to 12/31/2017	$14.37526	$17.35583	4,900
01/01/2018 to 12/31/2018	$17.35583	$15.75975	6,640
AST Balanced Asset Allocation Portfolio
04/02/2012 to 12/31/2012	$12.07111	$12.23806	2,216,155
01/01/2013 to 12/31/2013	$12.23806	$14.23209	2,221,933
01/01/2014 to 12/31/2014	$14.23209	$14.98587	2,224,012
01/01/2015 to 12/31/2015	$14.98587	$14.88410	2,349,704
01/01/2016 to 12/31/2016	$14.88410	$15.63978	2,501,816
01/01/2017 to 12/31/2017	$15.63978	$17.76486	2,607,982
01/01/2018 to 12/31/2018	$17.76486	$16.69312	2,651,103
AST BlackRock Global Strategies Portfolio
04/02/2012 to 12/31/2012	$9.86352	$10.17405	38,432
01/01/2013 to 12/31/2013	$10.17405	$11.14856	46,603
01/01/2014 to 12/31/2014	$11.14856	$11.55977	59,052
01/01/2015 to 12/31/2015	$11.55977	$11.08404	87,149
01/01/2016 to 12/31/2016	$11.08404	$11.71944	101,895
01/01/2017 to 12/31/2017	$11.71944	$13.04607	101,698
01/01/2018 to 12/31/2018	$13.04607	$12.21454	94,130

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST BlackRock Low Duration Bond Portfolio
04/02/2012 to 12/31/2012	$12.92468	$13.23966	146,946
01/01/2013 to 12/31/2013	$13.23966	$12.80276	293,078
01/01/2014 to 12/31/2014	$12.80276	$12.64317	338,182
01/01/2015 to 12/31/2015	$12.64317	$12.55841	508,243
01/01/2016 to 12/31/2016	$12.55841	$12.61743	534,367
01/01/2017 to 12/31/2017	$12.61743	$12.68555	566,890
01/01/2018 to 12/31/2018	$12.68555	$12.63222	476,237
AST BlackRock/Loomis Sayles Bond Portfolio
04/02/2012 to 12/31/2012	$15.15759	$15.97267	838,162
01/01/2013 to 12/31/2013	$15.97267	$15.49891	755,745
01/01/2014 to 12/31/2014	$15.49891	$15.96900	807,741
01/01/2015 to 12/31/2015	$15.96900	$15.45265	840,473
01/01/2016 to 12/31/2016	$15.45265	$15.92099	873,923
01/01/2017 to 12/31/2017	$15.92099	$16.42485	1,034,248
01/01/2018 to 12/31/2018	$16.42485	$16.12775	926,423
AST Bond Portfolio 2020
04/02/2012 to 12/31/2012	$11.35105	$12.05896	0
01/01/2013 to 12/31/2013	$12.05896	$11.14357	0
01/01/2014 to 12/31/2014	$11.14357	$11.69391	0
01/01/2015 to 12/31/2015	$11.69391	$11.73602	0
01/01/2016 to 12/31/2016	$11.73602	$11.82830	0
01/01/2017 to 12/31/2017	$11.82830	$11.79610	0
01/01/2018 to 12/31/2018	$11.79610	$11.69357	0
AST Capital Growth Asset Allocation Portfolio
04/02/2012 to 12/31/2012	$11.74830	$11.81303	1,825,382
01/01/2013 to 12/31/2013	$11.81303	$14.32559	2,003,360
01/01/2014 to 12/31/2014	$14.32559	$15.15144	2,316,265
01/01/2015 to 12/31/2015	$15.15144	$15.05716	2,410,163
01/01/2016 to 12/31/2016	$15.05716	$15.90188	3,014,814
01/01/2017 to 12/31/2017	$15.90188	$18.53166	3,615,814
01/01/2018 to 12/31/2018	$18.53166	$17.17845	3,830,612
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99905	$11.71377	11,466
01/01/2014 to 12/31/2014	$11.71377	$13.15494	39,712
01/01/2015 to 12/31/2015	$13.15494	$12.53932	46,834
01/01/2016 to 12/31/2016	$12.53932	$14.24157	80,233
01/01/2017 to 12/31/2017	$14.24157	$16.66899	138,597
01/01/2018 to 12/31/2018	$16.66899	$15.69103	157,870
AST Cohen & Steers Realty Portfolio
04/02/2012 to 12/31/2012	$28.79089	$29.74759	27,252
01/01/2013 to 12/31/2013	$29.74759	$30.32683	36,608
01/01/2014 to 12/31/2014	$30.32683	$39.24533	38,386
01/01/2015 to 12/31/2015	$39.24533	$40.67319	40,889
01/01/2016 to 12/31/2016	$40.67319	$42.14203	59,607
01/01/2017 to 12/31/2017	$42.14203	$44.26022	58,009
01/01/2018 to 12/31/2018	$44.26022	$41.66846	49,566
AST Fidelity Institutional AM® Quantitative Portfolio
formerly,AST FI Pyramis® Quantitative Portfolio
04/02/2012 to 12/31/2012	$10.61996	$10.87827	794,402
01/01/2013 to 12/31/2013	$10.87827	$12.34038	750,114
01/01/2014 to 12/31/2014	$12.34038	$12.58286	739,676
01/01/2015 to 12/31/2015	$12.58286	$12.56144	700,907
01/01/2016 to 12/31/2016	$12.56144	$12.94533	771,045
01/01/2017 to 12/31/2017	$12.94533	$14.90464	1,030,420
01/01/2018 to 12/31/2018	$14.90464	$13.59133	1,025,408

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Global Real Estate Portfolio
04/02/2012 to 12/31/2012	$10.27819	$11.44037	32,283
01/01/2013 to 12/31/2013	$11.44037	$11.80048	20,604
01/01/2014 to 12/31/2014	$11.80048	$13.28890	23,715
01/01/2015 to 12/31/2015	$13.28890	$13.12436	23,748
01/01/2016 to 12/31/2016	$13.12436	$13.08979	20,765
01/01/2017 to 12/31/2017	$13.08979	$14.34821	23,747
01/01/2018 to 12/31/2018	$14.34821	$13.51442	17,701
AST Goldman Sachs Large-Cap Value Portfolio
04/02/2012 to 12/31/2012	$14.48422	$15.01859	90,626
01/01/2013 to 12/31/2013	$15.01859	$19.82558	182,543
01/01/2014 to 12/31/2014	$19.82558	$22.17124	239,027
01/01/2015 to 12/31/2015	$22.17124	$20.90361	556,642
01/01/2016 to 12/31/2016	$20.90361	$23.04852	511,589
01/01/2017 to 12/31/2017	$23.04852	$25.00482	514,826
01/01/2018 to 12/31/2018	$25.00482	$22.60815	458,024
AST Goldman Sachs Mid-Cap Growth Portfolio
04/02/2012 to 12/31/2012	$23.00831	$23.16935	61,641
01/01/2013 to 12/31/2013	$23.16935	$30.27566	74,871
01/01/2014 to 12/31/2014	$30.27566	$33.37730	69,326
01/01/2015 to 12/31/2015	$33.37730	$31.11769	159,147
01/01/2016 to 12/31/2016	$31.11769	$31.26639	160,642
01/01/2017 to 12/31/2017	$31.26639	$39.28086	197,295
01/01/2018 to 12/31/2018	$39.28086	$37.13830	174,007
AST Goldman Sachs Multi-Asset Portfolio
04/02/2012 to 12/31/2012	$10.92780	$10.98324	752,656
01/01/2013 to 12/31/2013	$10.98324	$11.92323	696,614
01/01/2014 to 12/31/2014	$11.92323	$12.26241	670,322
01/01/2015 to 12/31/2015	$12.26241	$12.01113	638,328
01/01/2016 to 12/31/2016	$12.01113	$12.49725	629,938
01/01/2017 to 12/31/2017	$12.49725	$13.87142	761,629
01/01/2018 to 12/31/2018	$13.87142	$12.74341	646,355
AST Goldman Sachs Small-Cap Value Portfolio
04/02/2012 to 12/31/2012	$24.25200	$24.63485	33,805
01/01/2013 to 12/31/2013	$24.63485	$33.80306	33,279
01/01/2014 to 12/31/2014	$33.80306	$35.81955	34,985
01/01/2015 to 12/31/2015	$35.81955	$33.46228	35,455
01/01/2016 to 12/31/2016	$33.46228	$41.12014	34,265
01/01/2017 to 12/31/2017	$41.12014	$45.60262	49,429
01/01/2018 to 12/31/2018	$45.60262	$38.73581	46,972
AST Government Money Market Portfolio
04/02/2012 to 12/31/2012	$10.56259	$10.47243	130,013
01/01/2013 to 12/31/2013	$10.47243	$10.35198	288,635
01/01/2014 to 12/31/2014	$10.35198	$10.23256	603,201
01/01/2015 to 12/31/2015	$10.23256	$10.11537	887,511
01/01/2016 to 12/31/2016	$10.11537	$9.99892	1,091,222
01/01/2017 to 12/31/2017	$9.99892	$9.91760	1,364,762
01/01/2018 to 12/31/2018	$9.91760	$9.93035	976,063
AST High Yield Portfolio
04/02/2012 to 12/31/2012	$17.68913	$19.02103	45,575
01/01/2013 to 12/31/2013	$19.02103	$20.15241	48,884
01/01/2014 to 12/31/2014	$20.15241	$20.43015	64,482
01/01/2015 to 12/31/2015	$20.43015	$19.47561	78,322
01/01/2016 to 12/31/2016	$19.47561	$22.21607	90,375
01/01/2017 to 12/31/2017	$22.21607	$23.60195	95,662
01/01/2018 to 12/31/2018	$23.60195	$22.86571	75,770

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Hotchkis & Wiley Large-Cap Value Portfolio
04/02/2012 to 12/31/2012	$12.79537	$13.24107	17,860
01/01/2013 to 12/31/2013	$13.24107	$18.30614	55,359
01/01/2014 to 12/31/2014	$18.30614	$20.58315	95,330
01/01/2015 to 12/31/2015	$20.58315	$18.75215	104,775
01/01/2016 to 12/31/2016	$18.75215	$22.22327	134,823
01/01/2017 to 12/31/2017	$22.22327	$26.18460	135,124
01/01/2018 to 12/31/2018	$26.18460	$22.21903	123,652
AST International Growth Portfolio
04/02/2012 to 12/31/2012	$18.71924	$19.11984	60,384
01/01/2013 to 12/31/2013	$19.11984	$22.50160	116,775
01/01/2014 to 12/31/2014	$22.50160	$21.01402	177,592
01/01/2015 to 12/31/2015	$21.01402	$21.42624	245,505
01/01/2016 to 12/31/2016	$21.42624	$20.38006	224,871
01/01/2017 to 12/31/2017	$20.38006	$27.28312	204,484
01/01/2018 to 12/31/2018	$27.28312	$23.37260	183,753
AST International Value Portfolio
04/02/2012 to 12/31/2012	$19.44091	$20.00622	30,153
01/01/2013 to 12/31/2013	$20.00622	$23.62592	46,439
01/01/2014 to 12/31/2014	$23.62592	$21.78865	63,246
01/01/2015 to 12/31/2015	$21.78865	$21.71414	75,017
01/01/2016 to 12/31/2016	$21.71414	$21.58945	76,371
01/01/2017 to 12/31/2017	$21.58945	$26.21036	88,439
01/01/2018 to 12/31/2018	$26.21036	$21.72686	91,301
AST Investment Grade Bond Portfolio
04/02/2012 to 12/31/2012	$14.68429	$15.62094	988,824
01/01/2013 to 12/31/2013	$15.62094	$14.95003	316,915
01/01/2014 to 12/31/2014	$14.95003	$15.77257	351,974
01/01/2015 to 12/31/2015	$15.77257	$15.77414	965,478
01/01/2016 to 12/31/2016	$15.77414	$16.24865	1,319,744
01/01/2017 to 12/31/2017	$16.24865	$16.75492	965,826
01/01/2018 to 12/31/2018	$16.75492	$16.51705	4,412,839
AST J.P. Morgan Global Thematic Portfolio
04/02/2012 to 12/31/2012	$10.74180	$10.85735	677,571
01/01/2013 to 12/31/2013	$10.85735	$12.48000	712,642
01/01/2014 to 12/31/2014	$12.48000	$13.12163	651,318
01/01/2015 to 12/31/2015	$13.12163	$12.83493	567,748
01/01/2016 to 12/31/2016	$12.83493	$13.34948	549,428
01/01/2017 to 12/31/2017	$13.34948	$15.43384	598,524
01/01/2018 to 12/31/2018	$15.43384	$14.13087	557,430
AST J.P. Morgan International Equity Portfolio
04/02/2012 to 12/31/2012	$18.18822	$19.14382	64,570
01/01/2013 to 12/31/2013	$19.14382	$21.83054	78,923
01/01/2014 to 12/31/2014	$21.83054	$20.20591	74,393
01/01/2015 to 12/31/2015	$20.20591	$19.41548	84,523
01/01/2016 to 12/31/2016	$19.41548	$19.56338	84,580
01/01/2017 to 12/31/2017	$19.56338	$25.06940	105,044
01/01/2018 to 12/31/2018	$25.06940	$20.45086	92,560
AST J.P. Morgan Strategic Opportunities Portfolio
04/02/2012 to 12/31/2012	$16.61551	$17.06189	218,413
01/01/2013 to 12/31/2013	$17.06189	$18.72635	216,556
01/01/2014 to 12/31/2014	$18.72635	$19.51967	214,800
01/01/2015 to 12/31/2015	$19.51967	$19.26002	238,103
01/01/2016 to 12/31/2016	$19.26002	$19.76969	298,974
01/01/2017 to 12/31/2017	$19.76969	$21.91581	424,497
01/01/2018 to 12/31/2018	$21.91581	$20.55204	459,032

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Jennison Large-Cap Growth Portfolio
04/02/2012 to 12/31/2012	$13.49368	$12.83791	22,569
01/01/2013 to 12/31/2013	$12.83791	$17.32156	96,833
01/01/2014 to 12/31/2014	$17.32156	$18.74970	86,659
01/01/2015 to 12/31/2015	$18.74970	$20.50502	58,058
01/01/2016 to 12/31/2016	$20.50502	$19.97282	64,924
01/01/2017 to 12/31/2017	$19.97282	$26.81763	73,693
01/01/2018 to 12/31/2018	$26.81763	$26.08052	63,856
AST Loomis Sayles Large-Cap Growth Portfolio
04/02/2012 to 12/31/2012	$17.39134	$16.58069	113,942
01/01/2013 to 12/31/2013	$16.58069	$22.39066	238,651
01/01/2014 to 12/31/2014	$22.39066	$24.47699	298,328
01/01/2015 to 12/31/2015	$24.47699	$26.63237	408,083
01/01/2016 to 12/31/2016	$26.63237	$27.79454	394,455
01/01/2017 to 12/31/2017	$27.79454	$36.53961	373,277
01/01/2018 to 12/31/2018	$36.53961	$35.14651	298,009
AST MFS Global Equity Portfolio
04/02/2012 to 12/31/2012	$21.23593	$22.46370	45,046
01/01/2013 to 12/31/2013	$22.46370	$28.34159	41,487
01/01/2014 to 12/31/2014	$28.34159	$29.03280	43,931
01/01/2015 to 12/31/2015	$29.03280	$28.27838	61,199
01/01/2016 to 12/31/2016	$28.27838	$29.94182	73,918
01/01/2017 to 12/31/2017	$29.94182	$36.65447	107,585
01/01/2018 to 12/31/2018	$36.65447	$32.76974	101,197
AST MFS Growth Portfolio
04/02/2012 to 12/31/2012	$16.05419	$16.01664	41,995
01/01/2013 to 12/31/2013	$16.01664	$21.64398	52,397
01/01/2014 to 12/31/2014	$21.64398	$23.25865	68,684
01/01/2015 to 12/31/2015	$23.25865	$24.65326	83,815
01/01/2016 to 12/31/2016	$24.65326	$24.83605	86,437
01/01/2017 to 12/31/2017	$24.83605	$32.09019	81,202
01/01/2018 to 12/31/2018	$32.09019	$32.40122	78,681
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99905	$10.21609	0
01/01/2013 to 12/31/2013	$10.21609	$13.58304	659
01/01/2014 to 12/31/2014	$13.58304	$14.79866	7,626
01/01/2015 to 12/31/2015	$14.79866	$14.52268	15,094
01/01/2016 to 12/31/2016	$14.52268	$16.28626	24,534
01/01/2017 to 12/31/2017	$16.28626	$18.89098	115,187
01/01/2018 to 12/31/2018	$18.89098	$16.77730	133,931
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
04/02/2012 to 12/31/2012	$21.36135	$21.83736	41,521
01/01/2013 to 12/31/2013	$21.83736	$30.65412	82,935
01/01/2014 to 12/31/2014	$30.65412	$34.61962	87,437
01/01/2015 to 12/31/2015	$34.61962	$32.29259	114,334
01/01/2016 to 12/31/2016	$32.29259	$37.74107	129,984
01/01/2017 to 12/31/2017	$37.74107	$42.45240	138,209
01/01/2018 to 12/31/2018	$42.45240	$35.06172	126,359
AST New Discovery Asset Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99905	$10.35923	64,385
01/01/2013 to 12/31/2013	$10.35923	$12.17693	99,126
01/01/2014 to 12/31/2014	$12.17693	$12.65540	83,665
01/01/2015 to 12/31/2015	$12.65540	$12.35457	86,979
01/01/2016 to 12/31/2016	$12.35457	$12.74052	98,239
01/01/2017 to 12/31/2017	$12.74052	$14.67137	109,246
01/01/2018 to 12/31/2018	$14.67137	$13.30179	98,639

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Parametric Emerging Markets Equity Portfolio
04/02/2012 to 12/31/2012	$10.02433	$10.21135	173,167
01/01/2013 to 12/31/2013	$10.21135	$10.11647	175,990
01/01/2014 to 12/31/2014	$10.11647	$9.53185	171,468
01/01/2015 to 12/31/2015	$9.53185	$7.84621	170,531
01/01/2016 to 12/31/2016	$7.84621	$8.71492	127,647
01/01/2017 to 12/31/2017	$8.71492	$10.88736	191,547
01/01/2018 to 12/31/2018	$10.88736	$9.24990	167,035
AST Preservation Asset Allocation Portfolio
04/02/2012 to 12/31/2012	$12.61695	$12.94774	839,716
01/01/2013 to 12/31/2013	$12.94774	$13.97780	738,781
01/01/2014 to 12/31/2014	$13.97780	$14.61518	800,719
01/01/2015 to 12/31/2015	$14.61518	$14.46791	852,432
01/01/2016 to 12/31/2016	$14.46791	$15.09201	1,187,643
01/01/2017 to 12/31/2017	$15.09201	$16.43017	1,381,775
01/01/2018 to 12/31/2018	$16.43017	$15.77899	1,583,735
AST Prudential Core Bond Portfolio
04/02/2012 to 12/31/2012	$10.19825	$10.67182	19,739
01/01/2013 to 12/31/2013	$10.67182	$10.30506	13,958
01/01/2014 to 12/31/2014	$10.30506	$10.80394	19,583
01/01/2015 to 12/31/2015	$10.80394	$10.65105	132,662
01/01/2016 to 12/31/2016	$10.65105	$10.97189	149,375
01/01/2017 to 12/31/2017	$10.97189	$11.46115	169,950
01/01/2018 to 12/31/2018	$11.46115	$11.23653	130,803
AST Prudential Growth Allocation Portfolio
04/02/2012 to 12/31/2012	$10.17844	$10.29804	1,426,557
01/01/2013 to 12/31/2013	$10.29804	$11.91281	1,452,243
01/01/2014 to 12/31/2014	$11.91281	$12.85892	1,435,017
01/01/2015 to 12/31/2015	$12.85892	$12.63327	2,251,001
01/01/2016 to 12/31/2016	$12.63327	$13.74886	2,352,964
01/01/2017 to 12/31/2017	$13.74886	$15.77877	4,694,811
01/01/2018 to 12/31/2018	$15.77877	$14.41177	4,370,207
AST QMA Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99905	$11.71727	0
01/01/2014 to 12/31/2014	$11.71727	$13.34785	0
01/01/2015 to 12/31/2015	$13.34785	$13.39792	1,097
01/01/2016 to 12/31/2016	$13.39792	$14.68189	3,952
01/01/2017 to 12/31/2017	$14.68189	$17.62100	932
01/01/2018 to 12/31/2018	$17.62100	$16.17171	1,377
AST QMA US Equity Alpha Portfolio
04/02/2012 to 12/31/2012	$15.15608	$15.38703	68,326
01/01/2013 to 12/31/2013	$15.38703	$20.14235	76,396
01/01/2014 to 12/31/2014	$20.14235	$23.33800	105,836
01/01/2015 to 12/31/2015	$23.33800	$23.77992	103,351
01/01/2016 to 12/31/2016	$23.77992	$26.99669	98,814
01/01/2017 to 12/31/2017	$26.99669	$32.62494	96,165
01/01/2018 to 12/31/2018	$32.62494	$29.59802	72,241
AST Quantitative Modeling Portfolio
04/02/2012 to 12/31/2012	$9.87342	$9.98908	0
01/01/2013 to 12/31/2013	$9.98908	$12.08574	33,710
01/01/2014 to 12/31/2014	$12.08574	$12.72333	39
01/01/2015 to 12/31/2015	$12.72333	$12.59596	24,806
01/01/2016 to 12/31/2016	$12.59596	$13.23853	35,587
01/01/2017 to 12/31/2017	$13.23853	$15.46703	92,538
01/01/2018 to 12/31/2018	$15.46703	$14.29023	45,882

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST RCM World Trends Portfolio
04/02/2012 to 12/31/2012	$10.22494	$10.27023	879,464
01/01/2013 to 12/31/2013	$10.27023	$11.41491	850,564
01/01/2014 to 12/31/2014	$11.41491	$11.86367	816,461
01/01/2015 to 12/31/2015	$11.86367	$11.70779	871,126
01/01/2016 to 12/31/2016	$11.70779	$12.13063	816,413
01/01/2017 to 12/31/2017	$12.13063	$13.93806	825,115
01/01/2018 to 12/31/2018	$13.93806	$12.68821	730,383
AST Small-Cap Growth Opportunities Portfolio
04/02/2012 to 12/31/2012	$27.20851	$25.84752	36,427
01/01/2013 to 12/31/2013	$25.84752	$35.97775	46,755
01/01/2014 to 12/31/2014	$35.97775	$37.32114	53,798
01/01/2015 to 12/31/2015	$37.32114	$37.38441	73,156
01/01/2016 to 12/31/2016	$37.38441	$39.80047	71,685
01/01/2017 to 12/31/2017	$39.80047	$50.23818	81,026
01/01/2018 to 12/31/2018	$50.23818	$44.27268	75,959
AST Small-Cap Growth Portfolio
04/02/2012 to 12/31/2012	$19.19547	$18.44439	14,615
01/01/2013 to 12/31/2013	$18.44439	$24.64517	62,996
01/01/2014 to 12/31/2014	$24.64517	$25.29233	49,354
01/01/2015 to 12/31/2015	$25.29233	$25.19795	36,188
01/01/2016 to 12/31/2016	$25.19795	$27.91679	49,676
01/01/2017 to 12/31/2017	$27.91679	$34.19651	58,328
01/01/2018 to 12/31/2018	$34.19651	$30.96054	53,523
AST Small-Cap Value Portfolio
04/02/2012 to 12/31/2012	$21.02979	$21.45694	35,533
01/01/2013 to 12/31/2013	$21.45694	$29.14296	92,549
01/01/2014 to 12/31/2014	$29.14296	$30.32547	102,295
01/01/2015 to 12/31/2015	$30.32547	$28.68481	138,803
01/01/2016 to 12/31/2016	$28.68481	$36.63634	142,295
01/01/2017 to 12/31/2017	$36.63634	$38.87681	140,546
01/01/2018 to 12/31/2018	$38.87681	$31.86581	120,768
AST T. Rowe Price Asset Allocation Portfolio
04/02/2012 to 12/31/2012	$17.73126	$18.19671	1,271,409
01/01/2013 to 12/31/2013	$18.19671	$21.01532	1,276,857
01/01/2014 to 12/31/2014	$21.01532	$21.99507	1,236,928
01/01/2015 to 12/31/2015	$21.99507	$21.75133	1,537,320
01/01/2016 to 12/31/2016	$21.75133	$23.12371	1,555,690
01/01/2017 to 12/31/2017	$23.12371	$26.38027	1,430,507
01/01/2018 to 12/31/2018	$26.38027	$24.68635	1,592,537
AST T. Rowe Price Large-Cap Growth Portfolio
04/02/2012 to 12/31/2012	$18.29835	$17.69596	59,479
01/01/2013 to 12/31/2013	$17.69596	$25.19378	99,275
01/01/2014 to 12/31/2014	$25.19378	$26.98245	119,471
01/01/2015 to 12/31/2015	$26.98245	$29.22824	171,252
01/01/2016 to 12/31/2016	$29.22824	$29.67248	212,826
01/01/2017 to 12/31/2017	$29.67248	$40.44466	299,994
01/01/2018 to 12/31/2018	$40.44466	$41.52283	254,830
AST T. Rowe Price Large-Cap Value Portfolio
04/02/2012 to 12/31/2012	$16.87885	$16.85722	14,645
01/01/2013 to 12/31/2013	$16.85722	$22.43375	38,184
01/01/2014 to 12/31/2014	$22.43375	$22.52136	26,343
01/01/2015 to 12/31/2015	$22.52136	$20.91256	46,475
01/01/2016 to 12/31/2016	$20.91256	$21.93945	42,541
01/01/2017 to 12/31/2017	$21.93945	$25.27752	56,358
01/01/2018 to 12/31/2018	$25.27752	$22.55913	50,570

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Natural Resources Portfolio
04/02/2012 to 12/31/2012	$28.80378	$27.66423	69,365
01/01/2013 to 12/31/2013	$27.66423	$31.55217	68,307
01/01/2014 to 12/31/2014	$31.55217	$28.58181	73,225
01/01/2015 to 12/31/2015	$28.58181	$22.81364	62,726
01/01/2016 to 12/31/2016	$22.81364	$28.10298	59,740
01/01/2017 to 12/31/2017	$28.10298	$30.64377	75,172
01/01/2018 to 12/31/2018	$30.64377	$25.24527	60,738
AST Templeton Global Bond Portfolio
04/02/2012 to 12/31/2012	$15.46034	$15.89989	53,980
01/01/2013 to 12/31/2013	$15.89989	$15.12712	113,438
01/01/2014 to 12/31/2014	$15.12712	$15.03645	132,013
01/01/2015 to 12/31/2015	$15.03645	$14.17720	186,850
01/01/2016 to 12/31/2016	$14.17720	$14.62513	194,200
01/01/2017 to 12/31/2017	$14.62513	$14.75245	206,055
01/01/2018 to 12/31/2018	$14.75245	$14.87346	166,119
AST WEDGE Capital Mid-Cap Value Portfolio
04/02/2012 to 12/31/2012	$20.38818	$21.08109	14,127
01/01/2013 to 12/31/2013	$21.08109	$27.59360	21,318
01/01/2014 to 12/31/2014	$27.59360	$31.35935	28,408
01/01/2015 to 12/31/2015	$31.35935	$28.95022	36,404
01/01/2016 to 12/31/2016	$28.95022	$32.62313	32,651
01/01/2017 to 12/31/2017	$32.62313	$38.22466	48,069
01/01/2018 to 12/31/2018	$38.22466	$31.53878	37,836
AST Wellington Management Hedged Equity Portfolio
04/02/2012 to 12/31/2012	$10.69764	$10.63747	348,044
01/01/2013 to 12/31/2013	$10.63747	$12.67114	412,006
01/01/2014 to 12/31/2014	$12.67114	$13.21489	513,376
01/01/2015 to 12/31/2015	$13.21489	$12.98026	452,512
01/01/2016 to 12/31/2016	$12.98026	$13.66841	566,775
01/01/2017 to 12/31/2017	$13.66841	$15.34832	598,746
01/01/2018 to 12/31/2018	$15.34832	$14.41283	521,809
AST Western Asset Core Plus Bond Portfolio
04/02/2012 to 12/31/2012	$11.74319	$12.29264	244,516
01/01/2013 to 12/31/2013	$12.29264	$11.96993	328,315
01/01/2014 to 12/31/2014	$11.96993	$12.68383	354,642
01/01/2015 to 12/31/2015	$12.68383	$12.69306	412,868
01/01/2016 to 12/31/2016	$12.69306	$13.19346	503,172
01/01/2017 to 12/31/2017	$13.19346	$13.86477	761,183
01/01/2018 to 12/31/2018	$13.86477	$13.39424	1,046,330
Invesco V.I. Diversified Dividend Fund - Series I
04/02/2012 to 12/31/2012	$10.15287	$10.74161	1,688
01/01/2013 to 12/31/2013	$10.74161	$13.91360	1,859
01/01/2014 to 12/31/2014	$13.91360	$15.51786	13,794
01/01/2015 to 12/31/2015	$15.51786	$15.65635	19,434
01/01/2016 to 12/31/2016	$15.65635	$17.76932	25,698
01/01/2017 to 12/31/2017	$17.76932	$19.07163	60,004
01/01/2018 to 12/31/2018	$19.07163	$17.42327	49,003
Invesco V.I. Health Care Fund - Series I
formerly,Invesco V.I. Global Health Care Fund - Series I
04/02/2012 to 12/31/2012	$16.91025	$17.89855	2,635
01/01/2013 to 12/31/2013	$17.89855	$24.86577	6,228
01/01/2014 to 12/31/2014	$24.86577	$29.41449	13,970
01/01/2015 to 12/31/2015	$29.41449	$29.99595	25,590
01/01/2016 to 12/31/2016	$29.99595	$26.25349	18,642
01/01/2017 to 12/31/2017	$26.25349	$30.05983	27,927
01/01/2018 to 12/31/2018	$30.05983	$29.98110	17,968

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Mid Cap Growth Portfolio, Series I
04/27/2012* to 12/31/2012	$10.05006	$9.79962	1,609
01/01/2013 to 12/31/2013	$9.79962	$13.27256	4,838
01/01/2014 to 12/31/2014	$13.27256	$14.17446	6,965
01/01/2015 to 12/31/2015	$14.17446	$14.18049	8,805
01/01/2016 to 12/31/2016	$14.18049	$14.12376	7,831
01/01/2017 to 12/31/2017	$14.12376	$17.10195	7,754
01/01/2018 to 12/31/2018	$17.10195	$15.96029	7,859
Invesco V.I. Technology Fund - Series I
04/02/2012 to 12/31/2012	$13.42828	$12.01003	0
01/01/2013 to 12/31/2013	$12.01003	$14.85697	0
01/01/2014 to 12/31/2014	$14.85697	$16.30918	0
01/01/2015 to 12/31/2015	$16.30918	$17.22031	0
01/01/2016 to 12/31/2016	$17.22031	$16.89405	0
01/01/2017 to 12/31/2017	$16.89405	$22.56765	0
01/01/2018 to 12/31/2018	$22.56765	$22.20535	0
NVIT Emerging Markets Fund Class D
08/05/2016* to 12/31/2016	$10.12660	$9.74939	80,684
01/01/2017 to 12/31/2017	$9.74939	$13.59816	65,164
01/01/2018 to 12/31/2018	$13.59816	$11.06062	46,434
ProFund VP Asia 30
04/02/2012 to 12/31/2012	$25.92533	$25.83505	16,372
01/01/2013 to 12/31/2013	$25.83505	$29.36158	19,119
01/01/2014 to 12/31/2014	$29.36158	$28.56868	19,357
01/01/2015 to 12/31/2015	$28.56868	$25.59133	5,281
01/01/2016 to 12/31/2016	$25.59133	$25.45967	14,662
01/01/2017 to 12/31/2017	$25.45967	$33.44219	8,129
01/01/2018 to 12/31/2018	$33.44219	$26.90851	9,923
ProFund VP Banks
04/02/2012 to 12/31/2012	$5.82845	$5.89218	6,834
01/01/2013 to 12/31/2013	$5.89218	$7.77296	11,130
01/01/2014 to 12/31/2014	$7.77296	$8.48080	3,657
01/01/2015 to 12/31/2015	$8.48080	$8.34694	8,669
01/01/2016 to 12/31/2016	$8.34694	$10.16787	18,867
01/01/2017 to 12/31/2017	$10.16787	$11.85229	6,958
01/01/2018 to 12/31/2018	$11.85229	$9.61845	3,334
ProFund VP Basic Materials
04/02/2012 to 12/31/2012	$19.87926	$19.23714	2,363
01/01/2013 to 12/31/2013	$19.23714	$22.52103	5,126
01/01/2014 to 12/31/2014	$22.52103	$22.63756	3,695
01/01/2015 to 12/31/2015	$22.63756	$19.26179	5,489
01/01/2016 to 12/31/2016	$19.26179	$22.56168	12,165
01/01/2017 to 12/31/2017	$22.56168	$27.42307	15,000
01/01/2018 to 12/31/2018	$27.42307	$22.31942	6,980
ProFund VP Bear
04/02/2012 to 12/31/2012	$3.74389	$3.53584	19,447
01/01/2013 to 12/31/2013	$3.53584	$2.56720	3,712
01/01/2014 to 12/31/2014	$2.56720	$2.17614	12,989
01/01/2015 to 12/31/2015	$2.17614	$2.04516	29,748
01/01/2016 to 12/31/2016	$2.04516	$1.75778	49,401
01/01/2017 to 12/31/2017	$1.75778	$1.42545	29,479
01/01/2018 to 12/31/2018	$1.42545	$1.46603	9,686

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Bull
04/02/2012 to 12/31/2012	$14.27536	$14.27366	361
01/01/2013 to 12/31/2013	$14.27366	$18.30797	3,106
01/01/2014 to 12/31/2014	$18.30797	$20.17296	9,487
01/01/2015 to 12/31/2015	$20.17296	$19.84970	24,949
01/01/2016 to 12/31/2016	$19.84970	$21.51769	16,477
01/01/2017 to 12/31/2017	$21.51769	$25.38515	12,942
01/01/2018 to 12/31/2018	$25.38515	$23.54927	15,685
ProFund VP Consumer Goods Portfolio
04/02/2012 to 12/31/2012	$17.02137	$17.10165	121
01/01/2013 to 12/31/2013	$17.10165	$21.71481	185
01/01/2014 to 12/31/2014	$21.71481	$23.66046	1,644
01/01/2015 to 12/31/2015	$23.66046	$24.36206	3,017
01/01/2016 to 12/31/2016	$24.36206	$24.93592	7,008
01/01/2017 to 12/31/2017	$24.93592	$28.36087	7,073
01/01/2018 to 12/31/2018	$28.36087	$23.88327	6,602
ProFund VP Consumer Services
04/02/2012 to 12/31/2012	$14.75075	$15.67450	0
01/01/2013 to 12/31/2013	$15.67450	$21.67171	1,460
01/01/2014 to 12/31/2014	$21.67171	$24.09195	183
01/01/2015 to 12/31/2015	$24.09195	$24.93169	2,071
01/01/2016 to 12/31/2016	$24.93169	$25.67716	1,665
01/01/2017 to 12/31/2017	$25.67716	$30.04475	1,904
01/01/2018 to 12/31/2018	$30.04475	$29.88006	1,239
ProFund VP Europe 30
04/02/2012 to 12/31/2012	$15.17028	$16.11797	2,478
01/01/2013 to 12/31/2013	$16.11797	$19.37979	8,412
01/01/2014 to 12/31/2014	$19.37979	$17.50036	5,415
01/01/2015 to 12/31/2015	$17.50036	$15.41738	6,514
01/01/2016 to 12/31/2016	$15.41738	$16.43079	6,201
01/01/2017 to 12/31/2017	$16.43079	$19.44400	7,131
01/01/2018 to 12/31/2018	$19.44400	$16.50369	6,104
ProFund VP Financials
04/02/2012 to 12/31/2012	$8.12526	$8.35839	18,538
01/01/2013 to 12/31/2013	$8.35839	$10.91266	18,722
01/01/2014 to 12/31/2014	$10.91266	$12.18051	24,949
01/01/2015 to 12/31/2015	$12.18051	$11.86052	7,721
01/01/2016 to 12/31/2016	$11.86052	$13.52073	10,841
01/01/2017 to 12/31/2017	$13.52073	$15.79683	21,518
01/01/2018 to 12/31/2018	$15.79683	$13.98570	27,263
ProFund VP Health Care
04/02/2012 to 12/31/2012	$13.89079	$14.71307	1,007
01/01/2013 to 12/31/2013	$14.71307	$20.32621	1,351
01/01/2014 to 12/31/2014	$20.32621	$24.85416	6,058
01/01/2015 to 12/31/2015	$24.85416	$25.80252	18,060
01/01/2016 to 12/31/2016	$25.80252	$24.47285	16,208
01/01/2017 to 12/31/2017	$24.47285	$29.25260	20,742
01/01/2018 to 12/31/2018	$29.25260	$30.19700	15,477
ProFund VP Industrials
04/02/2012 to 12/31/2012	$17.29126	$17.56276	0
01/01/2013 to 12/31/2013	$17.56276	$23.99062	35
01/01/2014 to 12/31/2014	$23.99062	$25.03744	2,532
01/01/2015 to 12/31/2015	$25.03744	$23.90289	1,589
01/01/2016 to 12/31/2016	$23.90289	$27.77472	3,735
01/01/2017 to 12/31/2017	$27.77472	$33.60583	6,570
01/01/2018 to 12/31/2018	$33.60583	$28.97709	5,783

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Japan
04/02/2012 to 12/31/2012	$10.56002	$10.73014	18,128
01/01/2013 to 12/31/2013	$10.73014	$15.72311	22,392
01/01/2014 to 12/31/2014	$15.72311	$16.04371	22,413
01/01/2015 to 12/31/2015	$16.04371	$16.78051	6,253
01/01/2016 to 12/31/2016	$16.78051	$16.65650	5,989
01/01/2017 to 12/31/2017	$16.65650	$19.50373	6,426
01/01/2018 to 12/31/2018	$19.50373	$17.03514	5,547
ProFund VP Large-Cap Growth
04/02/2012 to 12/31/2012	$12.36950	$12.26389	613
01/01/2013 to 12/31/2013	$12.26389	$15.84047	2,285
01/01/2014 to 12/31/2014	$15.84047	$17.68255	22,166
01/01/2015 to 12/31/2015	$17.68255	$18.13577	19,493
01/01/2016 to 12/31/2016	$18.13577	$18.82688	14,739
01/01/2017 to 12/31/2017	$18.82688	$23.31797	19,956
01/01/2018 to 12/31/2018	$23.31797	$22.61976	18,185
ProFund VP Large-Cap Value
04/02/2012 to 12/31/2012	$10.47445	$10.59398	3,445
01/01/2013 to 12/31/2013	$10.59398	$13.60249	4,350
01/01/2014 to 12/31/2014	$13.60249	$14.85450	25,467
01/01/2015 to 12/31/2015	$14.85450	$13.98838	9,222
01/01/2016 to 12/31/2016	$13.98838	$15.96171	13,745
01/01/2017 to 12/31/2017	$15.96171	$17.89839	10,268
01/01/2018 to 12/31/2018	$17.89839	$15.81133	10,704
ProFund VP Mid-Cap Growth
04/02/2012 to 12/31/2012	$19.55519	$19.57097	1,950
01/01/2013 to 12/31/2013	$19.57097	$25.25127	1,616
01/01/2014 to 12/31/2014	$25.25127	$26.43148	6,433
01/01/2015 to 12/31/2015	$26.43148	$26.20159	11,726
01/01/2016 to 12/31/2016	$26.20159	$29.23601	5,115
01/01/2017 to 12/31/2017	$29.23601	$34.19125	2,532
01/01/2018 to 12/31/2018	$34.19125	$29.74786	2,849
ProFund VP Mid-Cap Value
04/02/2012 to 12/31/2012	$19.13130	$19.60273	1,462
01/01/2013 to 12/31/2013	$19.60273	$25.60896	499
01/01/2014 to 12/31/2014	$25.60896	$27.89278	3,513
01/01/2015 to 12/31/2015	$27.89278	$25.30430	3,987
01/01/2016 to 12/31/2016	$25.30430	$31.10243	9,555
01/01/2017 to 12/31/2017	$31.10243	$34.00713	6,808
01/01/2018 to 12/31/2018	$34.00713	$29.14666	6,398
ProFund VP NASDAQ-100
04/02/2012 to 12/31/2012	$21.32023	$20.13475	322
01/01/2013 to 12/31/2013	$20.13475	$26.72494	1,572
01/01/2014 to 12/31/2014	$26.72494	$30.91010	8,595
01/01/2015 to 12/31/2015	$30.91010	$32.83237	11,932
01/01/2016 to 12/31/2016	$32.83237	$34.16159	12,414
01/01/2017 to 12/31/2017	$34.16159	$44.02624	14,373
01/01/2018 to 12/31/2018	$44.02624	$42.70350	13,150
ProFund VP Oil & Gas
04/02/2012 to 12/31/2012	$27.88173	$27.00956	43,733
01/01/2013 to 12/31/2013	$27.00956	$33.12577	49,706
01/01/2014 to 12/31/2014	$33.12577	$29.18633	52,100
01/01/2015 to 12/31/2015	$29.18633	$22.10747	16,509
01/01/2016 to 12/31/2016	$22.10747	$27.13920	23,477
01/01/2017 to 12/31/2017	$27.13920	$25.97636	20,589
01/01/2018 to 12/31/2018	$25.97636	$20.48347	18,124

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Pharmaceuticals
04/02/2012 to 12/31/2012	$10.46314	$11.15332	27,932
01/01/2013 to 12/31/2013	$11.15332	$14.51199	29,884
01/01/2014 to 12/31/2014	$14.51199	$17.12229	31,113
01/01/2015 to 12/31/2015	$17.12229	$17.67755	4,809
01/01/2016 to 12/31/2016	$17.67755	$16.82240	6,040
01/01/2017 to 12/31/2017	$16.82240	$18.35186	5,697
01/01/2018 to 12/31/2018	$18.35186	$17.01527	4,844
ProFund VP Precious Metals
04/02/2012 to 12/31/2012	$20.74685	$18.04382	49,061
01/01/2013 to 12/31/2013	$18.04382	$11.06812	66,740
01/01/2014 to 12/31/2014	$11.06812	$8.32968	72,715
01/01/2015 to 12/31/2015	$8.32968	$5.52887	35,793
01/01/2016 to 12/31/2016	$5.52887	$8.51606	39,826
01/01/2017 to 12/31/2017	$8.51606	$8.86267	42,966
01/01/2018 to 12/31/2018	$8.86267	$7.58027	42,301
ProFund VP Real Estate
04/02/2012 to 12/31/2012	$19.24660	$20.14349	959
01/01/2013 to 12/31/2013	$20.14349	$19.93029	1,179
01/01/2014 to 12/31/2014	$19.93029	$24.62978	2,882
01/01/2015 to 12/31/2015	$24.62978	$24.42545	9,441
01/01/2016 to 12/31/2016	$24.42545	$25.52741	4,405
01/01/2017 to 12/31/2017	$25.52741	$27.26578	7,047
01/01/2018 to 12/31/2018	$27.26578	$25.41504	6,935
ProFund VP Rising Rates Opportunity
04/02/2012 to 12/31/2012	$3.34590	$2.84438	8,935
01/01/2013 to 12/31/2013	$2.84438	$3.27500	44,093
01/01/2014 to 12/31/2014	$3.27500	$2.25765	42,173
01/01/2015 to 12/31/2015	$2.25765	$2.19629	46,524
01/01/2016 to 12/31/2016	$2.19629	$2.05907	45,027
01/01/2017 to 12/31/2017	$2.05907	$1.79320	21,312
01/01/2018 to 12/31/2018	$1.79320	$1.84620	19,011
ProFund VP Short Mid-Cap
04/02/2012 to 12/31/2012	$3.80523	$3.52227	0
01/01/2013 to 12/31/2013	$3.52227	$2.51734	0
01/01/2014 to 12/31/2014	$2.51734	$2.17889	0
01/01/2015 to 12/31/2015	$2.17889	$2.11706	0
01/01/2016 to 12/31/2016	$2.11706	$1.67029	0
01/01/2017 to 12/31/2017	$1.67029	$1.40571	0
01/01/2018 to 12/31/2018	$1.40571	$1.54196	0
ProFund VP Short NASDAQ-100
04/02/2012 to 12/31/2012	$2.30977	$2.29660	47,073
01/01/2013 to 12/31/2013	$2.29660	$1.60270	65,468
01/01/2014 to 12/31/2014	$1.60270	$1.27725	89,655
01/01/2015 to 12/31/2015	$1.27725	$1.09778	100,428
01/01/2016 to 12/31/2016	$1.09778	$0.97596	141,080
01/01/2017 to 12/31/2017	$0.97596	$0.72116	103,682
01/01/2018 to 12/31/2018	$0.72116	$0.69221	96,519
ProFund VP Short Small-Cap
04/02/2012 to 12/31/2012	$3.68937	$3.42190	0
01/01/2013 to 12/31/2013	$3.42190	$2.32550	0
01/01/2014 to 12/31/2014	$2.32550	$2.08660	0
01/01/2015 to 12/31/2015	$2.08660	$2.04562	0
01/01/2016 to 12/31/2016	$2.04562	$1.58552	0
01/01/2017 to 12/31/2017	$1.58552	$1.34477	0
01/01/2018 to 12/31/2018	$1.34477	$1.46734	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Small-Cap Growth
04/02/2012 to 12/31/2012	$20.69350	$20.59780	17,548
01/01/2013 to 12/31/2013	$20.59780	$28.59199	19,727
01/01/2014 to 12/31/2014	$28.59199	$28.87736	20,816
01/01/2015 to 12/31/2015	$28.87736	$28.88008	12,787
01/01/2016 to 12/31/2016	$28.88008	$34.32532	13,043
01/01/2017 to 12/31/2017	$34.32532	$38.33213	11,987
01/01/2018 to 12/31/2018	$38.33213	$35.71109	11,437
ProFund VP Small-Cap Value
04/02/2012 to 12/31/2012	$18.60643	$18.82424	17,712
01/01/2013 to 12/31/2013	$18.82424	$25.61839	18,369
01/01/2014 to 12/31/2014	$25.61839	$26.79622	18,176
01/01/2015 to 12/31/2015	$26.79622	$24.29535	4,597
01/01/2016 to 12/31/2016	$24.29535	$30.92766	13,231
01/01/2017 to 12/31/2017	$30.92766	$33.54185	12,067
01/01/2018 to 12/31/2018	$33.54185	$28.44097	10,925
ProFund VP Telecommunications
04/02/2012 to 12/31/2012	$12.48764	$13.90425	472
01/01/2013 to 12/31/2013	$13.90425	$15.40326	2,743
01/01/2014 to 12/31/2014	$15.40326	$15.31222	3,411
01/01/2015 to 12/31/2015	$15.31222	$15.36640	4,590
01/01/2016 to 12/31/2016	$15.36640	$18.47987	5,228
01/01/2017 to 12/31/2017	$18.47987	$17.88008	5,072
01/01/2018 to 12/31/2018	$17.88008	$15.00390	5,425
ProFund VP U.S. Government Plus
04/02/2012 to 12/31/2012	$15.98963	$17.67424	677
01/01/2013 to 12/31/2013	$17.67424	$14.13175	150
01/01/2014 to 12/31/2014	$14.13175	$19.05296	3,970
01/01/2015 to 12/31/2015	$19.05296	$17.77140	12,457
01/01/2016 to 12/31/2016	$17.77140	$17.51352	19,540
01/01/2017 to 12/31/2017	$17.51352	$18.95517	13,679
01/01/2018 to 12/31/2018	$18.95517	$17.71981	13,235
ProFund VP UltraMid-Cap
04/02/2012 to 12/31/2012	$23.90003	$24.37693	2,835
01/01/2013 to 12/31/2013	$24.37693	$41.11207	7,753
01/01/2014 to 12/31/2014	$41.11207	$46.87446	11,396
01/01/2015 to 12/31/2015	$46.87446	$42.09623	8,839
01/01/2016 to 12/31/2016	$42.09623	$57.38959	12,296
01/01/2017 to 12/31/2017	$57.38959	$73.10325	16,327
01/01/2018 to 12/31/2018	$73.10325	$52.91418	14,120
ProFund VP Utilities
04/02/2012 to 12/31/2012	$20.63320	$20.76000	709
01/01/2013 to 12/31/2013	$20.76000	$23.25338	2,097
01/01/2014 to 12/31/2014	$23.25338	$28.93576	4,169
01/01/2015 to 12/31/2015	$28.93576	$26.77163	6,568
01/01/2016 to 12/31/2016	$26.77163	$30.45421	7,048
01/01/2017 to 12/31/2017	$30.45421	$33.30799	12,617
01/01/2018 to 12/31/2018	$33.30799	$33.87253	12,110
PSF SP International Growth Portfolio
formerly,Prudential SP International Growth Portfolio
04/02/2012 to 12/31/2012	$12.68876	$13.08618	0
01/01/2013 to 12/31/2013	$13.08618	$15.37658	1,010
01/01/2014 to 12/31/2014	$15.37658	$14.33118	2,425
01/01/2015 to 12/31/2015	$14.33118	$14.64342	7,750
01/01/2016 to 12/31/2016	$14.64342	$13.95678	9,250
01/01/2017 to 12/31/2017	$13.95678	$18.73771	14,758
01/01/2018 to 12/31/2018	$18.73771	$16.14812	12,117

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Wells Fargo VT International Equity Fund - Class 1
04/02/2012 to 12/31/2012	$14.33492	$14.51315	2,608
01/01/2013 to 12/31/2013	$14.51315	$17.20660	8,258
01/01/2014 to 12/31/2014	$17.20660	$16.10722	8,215
01/01/2015 to 12/31/2015	$16.10722	$16.28747	16,325
01/01/2016 to 12/31/2016	$16.28747	$16.62467	18,816
01/01/2017 to 12/31/2017	$16.62467	$20.51913	22,283
01/01/2018 to 12/31/2018	$20.51913	$16.86256	22,634
Wells Fargo VT Omega Growth Fund - Class 1
04/02/2012 to 12/31/2012	$22.97602	$22.75903	1,067
01/01/2013 to 12/31/2013	$22.75903	$31.54498	4,227
01/01/2014 to 12/31/2014	$31.54498	$32.45692	8,956
01/01/2015 to 12/31/2015	$32.45692	$32.60380	12,787
01/01/2016 to 12/31/2016	$32.60380	$32.47697	9,933
01/01/2017 to 12/31/2017	$32.47697	$43.32574	19,200
01/01/2018 to 12/31/2018	$43.32574	$43.04691	16,222
Wells Fargo VT Small Cap Growth Fund - Class 1
04/02/2012 to 12/31/2012	$13.42163	$12.40656	33,251
01/01/2013 to 12/31/2013	$12.40656	$18.46392	39,312
01/01/2014 to 12/31/2014	$18.46392	$17.94595	38,746
01/01/2015 to 12/31/2015	$17.94595	$17.27216	17,126
01/01/2016 to 12/31/2016	$17.27216	$18.45765	9,012
01/01/2017 to 12/31/2017	$18.45765	$23.01516	10,818
01/01/2018 to 12/31/2018	$23.01516	$23.08441	9,366
*Denotes the start date of these sub-accounts

ASAP III
Prudential Annuities Life Assurance Corporation
Statement of Additional Information
ACCUMULATION UNIT VALUES: With No Optional Benefits OR With LT5 or with any one of EBP or HAV and GMWB or HAV and HD GRO/GRO
Plus 2008 or EBP and HD GRO/GRO Plus 2008 OR HD GRO 60 bps OR GRO Plus 2008 60 bps or HD5 - Cliff M&E (1.25%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ACCESS VP High Yield Fund
01/01/2009 to 12/31/2009	$11.20936	$12.94139	33,068
01/01/2010 to 12/31/2010	$12.94139	$14.87230	56,428
01/01/2011 to 12/31/2011	$14.87230	$15.08997	134,154
01/01/2012 to 12/31/2012	$15.08997	$17.00565	24,740
01/01/2013 to 12/31/2013	$17.00565	$18.47552	9,020
01/01/2014 to 12/31/2014	$18.47552	$18.67131	5,986
01/01/2015 to 12/31/2015	$18.67131	$18.46625	189
01/01/2016 to 12/31/2016	$18.46625	$19.87732	88
01/01/2017 to 12/31/2017	$19.87732	$20.57059	85
01/01/2018 to 12/31/2018	$20.57059	$20.18788	0
AST Academic Strategies Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$8.02858	$9.85925	26,917,264
01/01/2010 to 12/31/2010	$9.85925	$10.90077	35,419,588
01/01/2011 to 12/31/2011	$10.90077	$10.47850	27,867,684
01/01/2012 to 12/31/2012	$10.47850	$11.64781	31,632,710
01/01/2013 to 12/31/2013	$11.64781	$12.64942	31,978,989
01/01/2014 to 12/31/2014	$12.64942	$12.96831	30,105,387
01/01/2015 to 12/31/2015	$12.96831	$12.39404	27,204,327
01/01/2016 to 12/31/2016	$12.39404	$13.01490	27,765,333
01/01/2017 to 12/31/2017	$13.01490	$14.47014	19,723,388
01/01/2018 to 12/31/2018	$14.47014	$13.12592	13,828,125
AST Advanced Strategies Portfolio
01/01/2009 to 12/31/2009	$8.01542	$9.98907	11,833,477
01/01/2010 to 12/31/2010	$9.98907	$11.21618	16,518,077
01/01/2011 to 12/31/2011	$11.21618	$11.08862	13,916,989
01/01/2012 to 12/31/2012	$11.08862	$12.44457	16,310,593
01/01/2013 to 12/31/2013	$12.44457	$14.32375	17,307,512
01/01/2014 to 12/31/2014	$14.32375	$15.00874	17,057,115
01/01/2015 to 12/31/2015	$15.00874	$14.94020	16,830,461
01/01/2016 to 12/31/2016	$14.94020	$15.80228	15,704,715
01/01/2017 to 12/31/2017	$15.80228	$18.24672	10,419,935
01/01/2018 to 12/31/2018	$18.24672	$16.95687	7,306,448
AST AQR Emerging Markets Equity Portfolio
02/25/2013* to 12/31/2013	$9.99897	$10.13054	7,363
01/01/2014 to 12/31/2014	$10.13054	$9.69121	21,879
01/01/2015 to 12/31/2015	$9.69121	$8.08428	22,662
01/01/2016 to 12/31/2016	$8.08428	$9.05059	31,916
01/01/2017 to 12/31/2017	$9.05059	$12.06150	21,053
01/01/2018 to 12/31/2018	$12.06150	$9.65233	0
AST AQR Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99897	$11.66951	2,950
01/01/2014 to 12/31/2014	$11.66951	$13.04127	10,911
01/01/2015 to 12/31/2015	$13.04127	$13.10074	3,306
01/01/2016 to 12/31/2016	$13.10074	$14.32194	3,857
01/01/2017 to 12/31/2017	$14.32194	$17.27404	2,746
01/01/2018 to 12/31/2018	$17.27404	$15.66955	2,468

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Balanced Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$8.30454	$10.11138	26,515,475
01/01/2010 to 12/31/2010	$10.11138	$11.21452	36,140,128
01/01/2011 to 12/31/2011	$11.21452	$10.93987	30,390,625
01/01/2012 to 12/31/2012	$10.93987	$12.15075	33,353,854
01/01/2013 to 12/31/2013	$12.15075	$14.11641	32,580,994
01/01/2014 to 12/31/2014	$14.11641	$14.84909	31,331,321
01/01/2015 to 12/31/2015	$14.84909	$14.73338	29,948,118
01/01/2016 to 12/31/2016	$14.73338	$15.46597	26,777,168
01/01/2017 to 12/31/2017	$15.46597	$17.54964	11,971,014
01/01/2018 to 12/31/2018	$17.54964	$16.47404	6,763,435
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99897	$9.19198	574,642
01/01/2012 to 12/31/2012	$9.19198	$10.15678	990,484
01/01/2013 to 12/31/2013	$10.15678	$11.11845	1,435,345
01/01/2014 to 12/31/2014	$11.11845	$11.51696	1,600,090
01/01/2015 to 12/31/2015	$11.51696	$11.03179	1,507,755
01/01/2016 to 12/31/2016	$11.03179	$11.65237	1,392,663
01/01/2017 to 12/31/2017	$11.65237	$12.95843	874,969
01/01/2018 to 12/31/2018	$12.95843	$12.12015	533,512
AST BlackRock Low Duration Bond Portfolio
01/01/2009 to 12/31/2009	$13.19421	$14.36207	2,949,882
01/01/2010 to 12/31/2010	$14.36207	$14.73554	3,080,140
01/01/2011 to 12/31/2011	$14.73554	$14.87862	2,600,827
01/01/2012 to 12/31/2012	$14.87862	$15.38229	2,281,868
01/01/2013 to 12/31/2013	$15.38229	$14.85967	2,529,324
01/01/2014 to 12/31/2014	$14.85967	$14.65988	2,269,196
01/01/2015 to 12/31/2015	$14.65988	$14.54662	2,959,875
01/01/2016 to 12/31/2016	$14.54662	$14.60061	2,755,173
01/01/2017 to 12/31/2017	$14.60061	$14.66420	2,164,573
01/01/2018 to 12/31/2018	$14.66420	$14.58799	1,608,192
AST BlackRock/Loomis Sayles Bond Portfolio
01/01/2009 to 12/31/2009	$14.68290	$16.89565	10,715,121
01/01/2010 to 12/31/2010	$16.89565	$17.97216	15,065,751
01/01/2011 to 12/31/2011	$17.97216	$18.31185	11,688,146
01/01/2012 to 12/31/2012	$18.31185	$19.76836	12,996,719
01/01/2013 to 12/31/2013	$19.76836	$19.16265	12,953,608
01/01/2014 to 12/31/2014	$19.16265	$19.72373	11,489,506
01/01/2015 to 12/31/2015	$19.72373	$19.06666	10,043,635
01/01/2016 to 12/31/2016	$19.06666	$19.62484	8,307,758
01/01/2017 to 12/31/2017	$19.62484	$20.22542	3,612,636
01/01/2018 to 12/31/2018	$20.22542	$19.83946	1,412,410
AST Bond Portfolio 2018
04/02/2012* to 12/31/2012	$13.78851	$14.42879	507,210
01/01/2013 to 12/31/2013	$14.42879	$13.80061	540,961
01/01/2014 to 12/31/2014	$13.80061	$13.99093	378,986
01/01/2015 to 12/31/2015	$13.99093	$13.92808	365,108
01/01/2016 to 12/31/2016	$13.92808	$13.97555	404,141
01/01/2017 to 12/31/2017	$13.97555	$13.89975	537,291
01/01/2018 to 12/31/2018	$13.89975	$13.82877	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2019
04/02/2012* to 12/31/2012	$13.87095	$14.59957	222,691
01/01/2013 to 12/31/2013	$14.59957	$13.72060	147,757
01/01/2014 to 12/31/2014	$13.72060	$14.12688	187,196
01/01/2015 to 12/31/2015	$14.12688	$14.09965	288,318
01/01/2016 to 12/31/2016	$14.09965	$14.12512	258,632
01/01/2017 to 12/31/2017	$14.12512	$14.05475	163,121
01/01/2018 to 12/31/2018	$14.05475	$13.95663	717,226
AST Bond Portfolio 2020
04/02/2012* to 12/31/2012	$11.31385	$12.01042	0
01/01/2013 to 12/31/2013	$12.01042	$11.08750	739,602
01/01/2014 to 12/31/2014	$11.08750	$11.62327	602,399
01/01/2015 to 12/31/2015	$11.62327	$11.65331	817,097
01/01/2016 to 12/31/2016	$11.65331	$11.73306	684,470
01/01/2017 to 12/31/2017	$11.73306	$11.68935	310,563
01/01/2018 to 12/31/2018	$11.68935	$11.57585	454,923
AST Bond Portfolio 2021
04/02/2012* to 12/31/2012	$12.94298	$13.86865	311,791
01/01/2013 to 12/31/2013	$13.86865	$12.73650	140,538
01/01/2014 to 12/31/2014	$12.73650	$13.54336	882,588
01/01/2015 to 12/31/2015	$13.54336	$13.61261	1,420,656
01/01/2016 to 12/31/2016	$13.61261	$13.71612	1,217,110
01/01/2017 to 12/31/2017	$13.71612	$13.75908	623,006
01/01/2018 to 12/31/2018	$13.75908	$13.59545	713,673
AST Bond Portfolio 2022
04/02/2012* to 12/31/2012	$11.80248	$12.63426	234,837
01/01/2013 to 12/31/2013	$12.63426	$11.26040	181,943
01/01/2014 to 12/31/2014	$11.26040	$12.27262	129,009
01/01/2015 to 12/31/2015	$12.27262	$12.37326	1,147,591
01/01/2016 to 12/31/2016	$12.37326	$12.44202	1,342,030
01/01/2017 to 12/31/2017	$12.44202	$12.47973	757,764
01/01/2018 to 12/31/2018	$12.47973	$12.30473	562,316
AST Bond Portfolio 2023
04/02/2012* to 12/31/2012	$9.77839	$10.45734	52,629
01/01/2013 to 12/31/2013	$10.45734	$9.27349	740,173
01/01/2014 to 12/31/2014	$9.27349	$10.31328	247,551
01/01/2015 to 12/31/2015	$10.31328	$10.46013	26,704
01/01/2016 to 12/31/2016	$10.46013	$10.52694	498,764
01/01/2017 to 12/31/2017	$10.52694	$10.57193	336,755
01/01/2018 to 12/31/2018	$10.57193	$10.41169	442,203
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	$9.99931	$8.79859	305,910
01/01/2014 to 12/31/2014	$8.79859	$9.95645	623,668
01/01/2015 to 12/31/2015	$9.95645	$10.11125	55,198
01/01/2016 to 12/31/2016	$10.11125	$10.17539	15,311
01/01/2017 to 12/31/2017	$10.17539	$10.21754	1,735,541
01/01/2018 to 12/31/2018	$10.21754	$10.02422	2,187,414
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$9.99931	$11.36619	203,374
01/01/2015 to 12/31/2015	$11.36619	$11.44834	1,813,881
01/01/2016 to 12/31/2016	$11.44834	$11.58495	305,322
01/01/2017 to 12/31/2017	$11.58495	$11.64979	214,433
01/01/2018 to 12/31/2018	$11.64979	$11.41881	2,455,411

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$9.99931	$9.99350	353,621
01/01/2016 to 12/31/2016	$9.99350	$10.07371	1,911,227
01/01/2017 to 12/31/2017	$10.07371	$10.18901	2,175,981
01/01/2018 to 12/31/2018	$10.18901	$9.95629	1,794,592
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$9.99863	$9.93455	1,756,042
01/01/2017 to 12/31/2017	$9.93455	$10.07409	1,836,042
01/01/2018 to 12/31/2018	$10.07409	$9.82229	3,594,947
AST Bond Portfolio 2028
01/03/2017* to 12/31/2017	$9.99862	$10.09258	159,021
01/01/2018 to 12/31/2018	$10.09258	$9.76087	1,570,061
AST Bond Portfolio 2029
01/02/2018* to 12/31/2018	$9.99862	$9.71630	225,524
AST Capital Growth Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$7.82245	$9.68136	31,792,069
01/01/2010 to 12/31/2010	$9.68136	$10.83900	41,650,794
01/01/2011 to 12/31/2011	$10.83900	$10.44405	30,125,427
01/01/2012 to 12/31/2012	$10.44405	$11.72862	36,635,255
01/01/2013 to 12/31/2013	$11.72862	$14.20890	42,035,241
01/01/2014 to 12/31/2014	$14.20890	$15.01280	45,541,719
01/01/2015 to 12/31/2015	$15.01280	$14.90416	47,837,914
01/01/2016 to 12/31/2016	$14.90416	$15.72440	48,997,089
01/01/2017 to 12/31/2017	$15.72440	$18.30635	34,471,868
01/01/2018 to 12/31/2018	$18.30635	$16.95237	25,687,390
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99897	$11.70357	62,740
01/01/2014 to 12/31/2014	$11.70357	$13.13022	327,518
01/01/2015 to 12/31/2015	$13.13022	$12.50300	355,150
01/01/2016 to 12/31/2016	$12.50300	$14.18600	541,258
01/01/2017 to 12/31/2017	$14.18600	$16.58725	278,438
01/01/2018 to 12/31/2018	$16.58725	$15.59826	27,532
AST Cohen & Steers Realty Portfolio
01/01/2009 to 12/31/2009	$17.09976	$22.27763	328,842
01/01/2010 to 12/31/2010	$22.27763	$28.31102	510,403
01/01/2011 to 12/31/2011	$28.31102	$29.80000	376,813
01/01/2012 to 12/31/2012	$29.80000	$33.94359	463,095
01/01/2013 to 12/31/2013	$33.94359	$34.56960	450,921
01/01/2014 to 12/31/2014	$34.56960	$44.69065	435,105
01/01/2015 to 12/31/2015	$44.69065	$46.26976	353,550
01/01/2016 to 12/31/2016	$46.26976	$47.89248	289,672
01/01/2017 to 12/31/2017	$47.89248	$50.24901	102,492
01/01/2018 to 12/31/2018	$50.24901	$47.25846	16,255
AST Fidelity Institutional AM® Quantitative Portfolio
formerly,AST FI Pyramis® Quantitative Portfolio
01/01/2009 to 12/31/2009	$7.36090	$9.00261	13,285,906
01/01/2010 to 12/31/2010	$9.00261	$10.16699	18,069,778
01/01/2011 to 12/31/2011	$10.16699	$9.88915	14,621,843
01/01/2012 to 12/31/2012	$9.88915	$10.80402	16,149,940
01/01/2013 to 12/31/2013	$10.80402	$12.24383	16,127,379
01/01/2014 to 12/31/2014	$12.24383	$12.47175	15,527,345
01/01/2015 to 12/31/2015	$12.47175	$12.43787	14,523,258
01/01/2016 to 12/31/2016	$12.43787	$12.80516	12,920,927
01/01/2017 to 12/31/2017	$12.80516	$14.72840	7,825,300
01/01/2018 to 12/31/2018	$14.72840	$13.41693	4,957,459

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Global Real Estate Portfolio
01/01/2009 to 12/31/2009	$6.12485	$8.17120	392,443
01/01/2010 to 12/31/2010	$8.17120	$9.69895	703,230
01/01/2011 to 12/31/2011	$9.69895	$9.09525	496,999
01/01/2012 to 12/31/2012	$9.09525	$11.38884	678,965
01/01/2013 to 12/31/2013	$11.38884	$11.73545	726,338
01/01/2014 to 12/31/2014	$11.73545	$13.20235	640,841
01/01/2015 to 12/31/2015	$13.20235	$13.02570	568,244
01/01/2016 to 12/31/2016	$13.02570	$12.97825	475,697
01/01/2017 to 12/31/2017	$12.97825	$14.21165	156,191
01/01/2018 to 12/31/2018	$14.21165	$13.37220	4,326
AST Goldman Sachs Large-Cap Value Portfolio
01/01/2009 to 12/31/2009	$8.18613	$9.63504	3,356,527
01/01/2010 to 12/31/2010	$9.63504	$10.74064	3,792,800
01/01/2011 to 12/31/2011	$10.74064	$10.02121	2,403,875
01/01/2012 to 12/31/2012	$10.02121	$11.84198	2,347,900
01/01/2013 to 12/31/2013	$11.84198	$15.61649	3,172,056
01/01/2014 to 12/31/2014	$15.61649	$17.44649	3,008,724
01/01/2015 to 12/31/2015	$17.44649	$16.43223	5,726,161
01/01/2016 to 12/31/2016	$16.43223	$18.10018	4,734,462
01/01/2017 to 12/31/2017	$18.10018	$19.61663	3,522,052
01/01/2018 to 12/31/2018	$19.61663	$17.71838	2,584,225
AST Goldman Sachs Mid-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$3.32453	$5.15735	3,511,898
01/01/2010 to 12/31/2010	$5.15735	$6.10255	4,701,456
01/01/2011 to 12/31/2011	$6.10255	$5.84698	2,984,433
01/01/2012 to 12/31/2012	$5.84698	$6.90632	3,543,005
01/01/2013 to 12/31/2013	$6.90632	$9.01538	3,803,084
01/01/2014 to 12/31/2014	$9.01538	$9.92893	3,451,022
01/01/2015 to 12/31/2015	$9.92893	$9.24737	6,436,836
01/01/2016 to 12/31/2016	$9.24737	$9.28214	5,274,776
01/01/2017 to 12/31/2017	$9.28214	$11.64970	2,592,776
01/01/2018 to 12/31/2018	$11.64970	$11.00303	962,597
AST Goldman Sachs Multi-Asset Portfolio
01/01/2009 to 12/31/2009	$7.61582	$9.27920	10,277,818
01/01/2010 to 12/31/2010	$9.27920	$10.22601	15,177,989
01/01/2011 to 12/31/2011	$10.22601	$10.04704	13,203,096
01/01/2012 to 12/31/2012	$10.04704	$10.92630	13,851,569
01/01/2013 to 12/31/2013	$10.92630	$11.84940	12,668,648
01/01/2014 to 12/31/2014	$11.84940	$12.17416	11,883,638
01/01/2015 to 12/31/2015	$12.17416	$11.91272	10,938,915
01/01/2016 to 12/31/2016	$11.91272	$12.38239	9,235,645
01/01/2017 to 12/31/2017	$12.38239	$13.73002	3,738,412
01/01/2018 to 12/31/2018	$13.73002	$12.60068	1,123,381
AST Goldman Sachs Small-Cap Value Portfolio
05/01/2009* to 12/31/2009	$16.24450	$20.93996	421,295
01/01/2010 to 12/31/2010	$20.93996	$26.21322	766,856
01/01/2011 to 12/31/2011	$26.21322	$26.22299	545,711
01/01/2012 to 12/31/2012	$26.22299	$29.95781	718,499
01/01/2013 to 12/31/2013	$29.95781	$41.06546	746,802
01/01/2014 to 12/31/2014	$41.06546	$43.47126	743,211
01/01/2015 to 12/31/2015	$43.47126	$40.56930	684,069
01/01/2016 to 12/31/2016	$40.56930	$49.80330	546,860
01/01/2017 to 12/31/2017	$49.80330	$55.17672	237,517
01/01/2018 to 12/31/2018	$55.17672	$46.82061	26,946

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Government Money Market Portfolio
01/01/2009 to 12/31/2009	$11.49569	$11.37991	7,658,391
01/01/2010 to 12/31/2010	$11.37991	$11.24073	6,801,612
01/01/2011 to 12/31/2011	$11.24073	$11.10260	6,279,406
01/01/2012 to 12/31/2012	$11.10260	$10.96455	4,601,307
01/01/2013 to 12/31/2013	$10.96455	$10.82741	3,604,420
01/01/2014 to 12/31/2014	$10.82741	$10.69218	3,389,920
01/01/2015 to 12/31/2015	$10.69218	$10.55830	2,655,605
01/01/2016 to 12/31/2016	$10.55830	$10.42677	2,494,354
01/01/2017 to 12/31/2017	$10.42677	$10.33185	1,022,631
01/01/2018 to 12/31/2018	$10.33185	$10.33466	144,868
AST High Yield Portfolio
01/01/2009 to 12/31/2009	$9.76432	$13.07033	1,798,628
01/01/2010 to 12/31/2010	$13.07033	$14.64939	1,948,092
01/01/2011 to 12/31/2011	$14.64939	$14.92552	1,565,537
01/01/2012 to 12/31/2012	$14.92552	$16.78369	1,557,475
01/01/2013 to 12/31/2013	$16.78369	$17.76394	1,226,395
01/01/2014 to 12/31/2014	$17.76394	$17.99056	960,460
01/01/2015 to 12/31/2015	$17.99056	$17.13258	809,699
01/01/2016 to 12/31/2016	$17.13258	$19.52373	656,440
01/01/2017 to 12/31/2017	$19.52373	$20.72087	176,162
01/01/2018 to 12/31/2018	$20.72087	$20.05410	14,849
AST Hotchkis & Wiley Large-Cap Value Portfolio
01/01/2009 to 12/31/2009	$6.97415	$8.22537	1,032,590
01/01/2010 to 12/31/2010	$8.22537	$9.19151	1,205,571
01/01/2011 to 12/31/2011	$9.19151	$8.69703	860,066
01/01/2012 to 12/31/2012	$8.69703	$10.03847	942,929
01/01/2013 to 12/31/2013	$10.03847	$13.86439	1,237,335
01/01/2014 to 12/31/2014	$13.86439	$15.57319	1,567,637
01/01/2015 to 12/31/2015	$15.57319	$14.17351	1,387,504
01/01/2016 to 12/31/2016	$14.17351	$16.78016	1,298,527
01/01/2017 to 12/31/2017	$16.78016	$19.75125	800,693
01/01/2018 to 12/31/2018	$19.75125	$16.74288	533,467
AST International Growth Portfolio
01/01/2009 to 12/31/2009	$13.04639	$17.42988	1,310,930
01/01/2010 to 12/31/2010	$17.42988	$19.70725	1,459,929
01/01/2011 to 12/31/2011	$19.70725	$16.94594	915,042
01/01/2012 to 12/31/2012	$16.94594	$20.14210	876,174
01/01/2013 to 12/31/2013	$20.14210	$23.68076	1,198,831
01/01/2014 to 12/31/2014	$23.68076	$22.09277	1,223,949
01/01/2015 to 12/31/2015	$22.09277	$22.50344	1,809,004
01/01/2016 to 12/31/2016	$22.50344	$21.38304	1,669,710
01/01/2017 to 12/31/2017	$21.38304	$28.59708	1,151,308
01/01/2018 to 12/31/2018	$28.59708	$24.47340	940,815
AST International Value Portfolio
01/01/2009 to 12/31/2009	$6.37037	$8.20938	1,442,051
01/01/2010 to 12/31/2010	$8.20938	$9.00512	1,743,754
01/01/2011 to 12/31/2011	$9.00512	$7.77667	1,310,153
01/01/2012 to 12/31/2012	$7.77667	$8.95999	1,443,923
01/01/2013 to 12/31/2013	$8.95999	$10.57050	1,466,476
01/01/2014 to 12/31/2014	$10.57050	$9.73859	1,498,945
01/01/2015 to 12/31/2015	$9.73859	$9.69538	1,451,464
01/01/2016 to 12/31/2016	$9.69538	$9.62992	1,266,768
01/01/2017 to 12/31/2017	$9.62992	$11.67931	743,142
01/01/2018 to 12/31/2018	$11.67931	$9.67159	401,883

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Investment Grade Bond Portfolio
04/02/2012* to 12/31/2012	$14.62220	$15.54318	18,722,997
01/01/2013 to 12/31/2013	$15.54318	$14.86052	3,261,342
01/01/2014 to 12/31/2014	$14.86052	$15.66228	3,199,098
01/01/2015 to 12/31/2015	$15.66228	$15.64792	10,742,618
01/01/2016 to 12/31/2016	$15.64792	$16.10236	9,200,175
01/01/2017 to 12/31/2017	$16.10236	$16.58733	629,499
01/01/2018 to 12/31/2018	$16.58733	$16.33514	632
AST J.P. Morgan Global Thematic Portfolio
01/01/2009 to 12/31/2009	$6.97602	$8.72581	7,461,975
01/01/2010 to 12/31/2010	$8.72581	$9.80730	11,413,961
01/01/2011 to 12/31/2011	$9.80730	$9.62975	9,459,319
01/01/2012 to 12/31/2012	$9.62975	$10.80102	10,990,212
01/01/2013 to 12/31/2013	$10.80102	$12.40264	11,236,583
01/01/2014 to 12/31/2014	$12.40264	$13.02705	10,578,434
01/01/2015 to 12/31/2015	$13.02705	$12.72948	9,621,923
01/01/2016 to 12/31/2016	$12.72948	$13.22643	8,263,097
01/01/2017 to 12/31/2017	$13.22643	$15.27624	3,082,615
01/01/2018 to 12/31/2018	$15.27624	$13.97229	921,908
AST J.P. Morgan International Equity Portfolio
01/01/2009 to 12/31/2009	$6.85495	$9.19814	1,827,855
01/01/2010 to 12/31/2010	$9.19814	$9.73440	2,492,453
01/01/2011 to 12/31/2011	$9.73440	$8.73333	1,670,674
01/01/2012 to 12/31/2012	$8.73333	$10.51351	1,947,918
01/01/2013 to 12/31/2013	$10.51351	$11.97688	2,070,280
01/01/2014 to 12/31/2014	$11.97688	$11.07433	2,030,830
01/01/2015 to 12/31/2015	$11.07433	$10.63026	1,995,091
01/01/2016 to 12/31/2016	$10.63026	$10.70044	1,569,675
01/01/2017 to 12/31/2017	$10.70044	$13.69826	592,230
01/01/2018 to 12/31/2018	$13.69826	$11.16328	110,811
AST J.P. Morgan Strategic Opportunities Portfolio
01/01/2009 to 12/31/2009	$9.06893	$10.92765	11,840,797
01/01/2010 to 12/31/2010	$10.92765	$11.58089	12,820,574
01/01/2011 to 12/31/2011	$11.58089	$11.46300	10,703,645
01/01/2012 to 12/31/2012	$11.46300	$12.53303	11,456,895
01/01/2013 to 12/31/2013	$12.53303	$13.74178	10,732,965
01/01/2014 to 12/31/2014	$13.74178	$14.30941	9,639,995
01/01/2015 to 12/31/2015	$14.30941	$14.10480	8,937,607
01/01/2016 to 12/31/2016	$14.10480	$14.46350	6,742,054
01/01/2017 to 12/31/2017	$14.46350	$16.01742	2,513,783
01/01/2018 to 12/31/2018	$16.01742	$15.00536	2,188,608
AST Jennison Large-Cap Growth Portfolio
11/16/2009* to 12/31/2009	$10.08436	$10.29609	8,995
01/01/2010 to 12/31/2010	$10.29609	$11.31804	127,021
01/01/2011 to 12/31/2011	$11.31804	$11.25075	177,346
01/01/2012 to 12/31/2012	$11.25075	$12.79721	291,710
01/01/2013 to 12/31/2013	$12.79721	$17.24913	337,499
01/01/2014 to 12/31/2014	$17.24913	$18.65242	400,956
01/01/2015 to 12/31/2015	$18.65242	$20.37807	557,339
01/01/2016 to 12/31/2016	$20.37807	$19.82913	382,558
01/01/2017 to 12/31/2017	$19.82913	$26.59797	154,689
01/01/2018 to 12/31/2018	$26.59797	$25.84054	7,906

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Loomis Sayles Large-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$6.82064	$8.73979	4,539,651
01/01/2010 to 12/31/2010	$8.73979	$10.33521	4,594,031
01/01/2011 to 12/31/2011	$10.33521	$10.11300	3,055,225
01/01/2012 to 12/31/2012	$10.11300	$11.21151	2,844,826
01/01/2013 to 12/31/2013	$11.21151	$15.12481	3,397,998
01/01/2014 to 12/31/2014	$15.12481	$16.51741	3,969,455
01/01/2015 to 12/31/2015	$16.51741	$17.95377	4,884,346
01/01/2016 to 12/31/2016	$17.95377	$18.71837	4,437,947
01/01/2017 to 12/31/2017	$18.71837	$24.58304	2,915,572
01/01/2018 to 12/31/2018	$24.58304	$23.62171	2,033,404
AST MFS Global Equity Portfolio
01/01/2009 to 12/31/2009	$10.08684	$13.09912	807,357
01/01/2010 to 12/31/2010	$13.09912	$14.49377	1,434,007
01/01/2011 to 12/31/2011	$14.49377	$13.86447	1,104,093
01/01/2012 to 12/31/2012	$13.86447	$16.85055	1,340,014
01/01/2013 to 12/31/2013	$16.85055	$21.23822	1,588,995
01/01/2014 to 12/31/2014	$21.23822	$21.73416	1,725,316
01/01/2015 to 12/31/2015	$21.73416	$21.14802	1,698,436
01/01/2016 to 12/31/2016	$21.14802	$22.36943	1,378,102
01/01/2017 to 12/31/2017	$22.36943	$27.35691	732,415
01/01/2018 to 12/31/2018	$27.35691	$24.43269	177,806
AST MFS Growth Portfolio
01/01/2009 to 12/31/2009	$5.72317	$7.02527	1,732,194
01/01/2010 to 12/31/2010	$7.02527	$7.82440	2,119,460
01/01/2011 to 12/31/2011	$7.82440	$7.68074	1,429,953
01/01/2012 to 12/31/2012	$7.68074	$8.88044	1,486,414
01/01/2013 to 12/31/2013	$8.88044	$11.98833	1,613,878
01/01/2014 to 12/31/2014	$11.98833	$12.86958	1,604,312
01/01/2015 to 12/31/2015	$12.86958	$13.62744	1,586,674
01/01/2016 to 12/31/2016	$13.62744	$13.71463	1,347,267
01/01/2017 to 12/31/2017	$13.71463	$17.70257	546,725
01/01/2018 to 12/31/2018	$17.70257	$17.85599	265,860
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99897	$10.21219	14,203
01/01/2013 to 12/31/2013	$10.21219	$13.56411	157,910
01/01/2014 to 12/31/2014	$13.56411	$14.76305	253,800
01/01/2015 to 12/31/2015	$14.76305	$14.47308	289,780
01/01/2016 to 12/31/2016	$14.47308	$16.21413	496,871
01/01/2017 to 12/31/2017	$16.21413	$18.78837	237,701
01/01/2018 to 12/31/2018	$18.78837	$16.66918	14,307
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/01/2009 to 12/31/2009	$11.78243	$16.36419	867,525
01/01/2010 to 12/31/2010	$16.36419	$19.94676	1,067,139
01/01/2011 to 12/31/2011	$19.94676	$19.20836	718,917
01/01/2012 to 12/31/2012	$19.20836	$22.21690	726,117
01/01/2013 to 12/31/2013	$22.21690	$31.15543	958,640
01/01/2014 to 12/31/2014	$31.15543	$35.15028	927,072
01/01/2015 to 12/31/2015	$35.15028	$32.75433	1,007,427
01/01/2016 to 12/31/2016	$32.75433	$38.24212	862,297
01/01/2017 to 12/31/2017	$38.24212	$42.97271	424,301
01/01/2018 to 12/31/2018	$42.97271	$35.45530	232,320

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST New Discovery Asset Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99897	$10.35217	1,899,490
01/01/2013 to 12/31/2013	$10.35217	$12.15630	2,026,276
01/01/2014 to 12/31/2014	$12.15630	$12.62130	1,937,576
01/01/2015 to 12/31/2015	$12.62130	$12.30879	1,762,413
01/01/2016 to 12/31/2016	$12.30879	$12.68055	1,505,488
01/01/2017 to 12/31/2017	$12.68055	$14.58772	711,242
01/01/2018 to 12/31/2018	$14.58772	$13.21249	377,765
AST Parametric Emerging Markets Equity Portfolio
01/01/2009 to 12/31/2009	$5.58431	$9.18257	1,699,847
01/01/2010 to 12/31/2010	$9.18257	$11.08723	2,970,397
01/01/2011 to 12/31/2011	$11.08723	$8.72934	2,098,763
01/01/2012 to 12/31/2012	$8.72934	$10.16573	2,548,478
01/01/2013 to 12/31/2013	$10.16573	$10.06103	2,789,183
01/01/2014 to 12/31/2014	$10.06103	$9.46996	2,532,733
01/01/2015 to 12/31/2015	$9.46996	$7.78738	2,292,732
01/01/2016 to 12/31/2016	$7.78738	$8.64079	1,901,996
01/01/2017 to 12/31/2017	$8.64079	$10.78378	658,630
01/01/2018 to 12/31/2018	$10.78378	$9.15245	36,212
AST Preservation Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$9.13658	$10.83022	16,345,435
01/01/2010 to 12/31/2010	$10.83022	$11.82552	21,296,028
01/01/2011 to 12/31/2011	$11.82552	$11.79419	20,978,607
01/01/2012 to 12/31/2012	$11.79419	$12.85490	21,413,601
01/01/2013 to 12/31/2013	$12.85490	$13.86364	19,382,539
01/01/2014 to 12/31/2014	$13.86364	$14.48096	18,214,833
01/01/2015 to 12/31/2015	$14.48096	$14.32044	17,690,793
01/01/2016 to 12/31/2016	$14.32044	$14.92312	16,724,690
01/01/2017 to 12/31/2017	$14.92312	$16.22989	11,323,152
01/01/2018 to 12/31/2018	$16.22989	$15.57088	8,557,066
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.01889	$10.07773	86,299
01/01/2012 to 12/31/2012	$10.07773	$10.65914	270,512
01/01/2013 to 12/31/2013	$10.65914	$10.28245	380,485
01/01/2014 to 12/31/2014	$10.28245	$10.76936	613,579
01/01/2015 to 12/31/2015	$10.76936	$10.60631	746,219
01/01/2016 to 12/31/2016	$10.60631	$10.91484	897,173
01/01/2017 to 12/31/2017	$10.91484	$11.38997	348,420
01/01/2018 to 12/31/2018	$11.38997	$11.15542	14,689
AST Prudential Growth Allocation Portfolio
01/01/2009 to 12/31/2009	$6.77345	$8.42618	21,782,141
01/01/2010 to 12/31/2010	$8.42618	$9.90347	28,197,221
01/01/2011 to 12/31/2011	$9.90347	$9.17197	19,004,621
01/01/2012 to 12/31/2012	$9.17197	$10.22745	23,045,803
01/01/2013 to 12/31/2013	$10.22745	$11.81922	24,763,025
01/01/2014 to 12/31/2014	$11.81922	$12.74497	25,431,636
01/01/2015 to 12/31/2015	$12.74497	$12.50863	43,430,970
01/01/2016 to 12/31/2016	$12.50863	$13.59946	37,201,962
01/01/2017 to 12/31/2017	$13.59946	$15.59162	27,287,887
01/01/2018 to 12/31/2018	$15.59162	$14.22637	11,863,477

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST QMA Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99897	$11.70922	507
01/01/2014 to 12/31/2014	$11.70922	$13.32533	7,189
01/01/2015 to 12/31/2015	$13.32533	$13.36189	5,348
01/01/2016 to 12/31/2016	$13.36189	$14.62758	5,091
01/01/2017 to 12/31/2017	$14.62758	$17.53815	3,295
01/01/2018 to 12/31/2018	$17.53815	$16.07930	280
AST QMA US Equity Alpha Portfolio
01/01/2009 to 12/31/2009	$6.23865	$7.50513	644,194
01/01/2010 to 12/31/2010	$7.50513	$8.52660	777,947
01/01/2011 to 12/31/2011	$8.52660	$8.71128	677,195
01/01/2012 to 12/31/2012	$8.71128	$10.21990	816,572
01/01/2013 to 12/31/2013	$10.21990	$13.36481	820,238
01/01/2014 to 12/31/2014	$13.36481	$15.46948	1,195,358
01/01/2015 to 12/31/2015	$15.46948	$15.74651	1,097,695
01/01/2016 to 12/31/2016	$15.74651	$17.85859	1,117,815
01/01/2017 to 12/31/2017	$17.85859	$21.56004	404,275
01/01/2018 to 12/31/2018	$21.56004	$19.53985	93,464
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99897	$8.92425	66,424
01/01/2012 to 12/31/2012	$8.92425	$9.97209	290,810
01/01/2013 to 12/31/2013	$9.97209	$12.05304	2,668,831
01/01/2014 to 12/31/2014	$12.05304	$12.67618	3,053,418
01/01/2015 to 12/31/2015	$12.67618	$12.53662	3,408,448
01/01/2016 to 12/31/2016	$12.53662	$13.16279	2,882,289
01/01/2017 to 12/31/2017	$13.16279	$15.36311	967,531
01/01/2018 to 12/31/2018	$15.36311	$14.17987	254,221
AST RCM World Trends Portfolio
01/01/2009 to 12/31/2009	$7.18557	$8.75526	11,457,091
01/01/2010 to 12/31/2010	$8.75526	$9.67632	16,850,087
01/01/2011 to 12/31/2011	$9.67632	$9.38195	14,386,818
01/01/2012 to 12/31/2012	$9.38195	$10.21712	15,668,930
01/01/2013 to 12/31/2013	$10.21712	$11.34450	14,696,813
01/01/2014 to 12/31/2014	$11.34450	$11.77847	13,705,628
01/01/2015 to 12/31/2015	$11.77847	$11.61193	14,023,720
01/01/2016 to 12/31/2016	$11.61193	$12.01920	11,611,404
01/01/2017 to 12/31/2017	$12.01920	$13.79607	4,254,855
01/01/2018 to 12/31/2018	$13.79607	$12.54621	1,347,379
AST Small-Cap Growth Opportunities Portfolio
01/01/2009 to 12/31/2009	$7.39455	$9.68711	1,308,983
01/01/2010 to 12/31/2010	$9.68711	$12.67921	1,500,026
01/01/2011 to 12/31/2011	$12.67921	$10.87912	1,440,412
01/01/2012 to 12/31/2012	$10.87912	$12.89951	1,624,583
01/01/2013 to 12/31/2013	$12.89951	$17.93697	1,692,703
01/01/2014 to 12/31/2014	$17.93697	$18.58790	1,505,947
01/01/2015 to 12/31/2015	$18.58790	$18.60051	1,635,150
01/01/2016 to 12/31/2016	$18.60051	$19.78268	1,367,144
01/01/2017 to 12/31/2017	$19.78268	$24.94557	719,098
01/01/2018 to 12/31/2018	$24.94557	$21.96112	451,474

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Small-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$12.08676	$15.98273	375,867
01/01/2010 to 12/31/2010	$15.98273	$21.53069	527,269
01/01/2011 to 12/31/2011	$21.53069	$21.05360	412,276
01/01/2012 to 12/31/2012	$21.05360	$23.32164	475,113
01/01/2013 to 12/31/2013	$23.32164	$31.13069	525,441
01/01/2014 to 12/31/2014	$31.13069	$31.91570	468,074
01/01/2015 to 12/31/2015	$31.91570	$31.76441	489,692
01/01/2016 to 12/31/2016	$31.76441	$35.15627	405,652
01/01/2017 to 12/31/2017	$35.15627	$43.02099	166,549
01/01/2018 to 12/31/2018	$43.02099	$38.91033	54,870
AST Small-Cap Value Portfolio
01/01/2009 to 12/31/2009	$13.43524	$16.84959	971,333
01/01/2010 to 12/31/2010	$16.84959	$20.96423	983,045
01/01/2011 to 12/31/2011	$20.96423	$19.46513	633,878
01/01/2012 to 12/31/2012	$19.46513	$22.71231	589,246
01/01/2013 to 12/31/2013	$22.71231	$30.81692	725,986
01/01/2014 to 12/31/2014	$30.81692	$32.03491	663,097
01/01/2015 to 12/31/2015	$32.03491	$30.27101	807,371
01/01/2016 to 12/31/2016	$30.27101	$38.62318	678,624
01/01/2017 to 12/31/2017	$38.62318	$40.94386	485,568
01/01/2018 to 12/31/2018	$40.94386	$33.52597	369,837
AST T. Rowe Price Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$10.04140	$12.30949	13,701,662
01/01/2010 to 12/31/2010	$12.30949	$13.55780	19,352,932
01/01/2011 to 12/31/2011	$13.55780	$13.65409	16,991,612
01/01/2012 to 12/31/2012	$13.65409	$15.30303	19,880,313
01/01/2013 to 12/31/2013	$15.30303	$17.65564	20,439,261
01/01/2014 to 12/31/2014	$17.65564	$18.46013	20,317,384
01/01/2015 to 12/31/2015	$18.46013	$18.23706	23,929,469
01/01/2016 to 12/31/2016	$18.23706	$19.36814	20,786,796
01/01/2017 to 12/31/2017	$19.36814	$22.07348	9,944,475
01/01/2018 to 12/31/2018	$22.07348	$20.63512	5,517,928
AST T. Rowe Price Large-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$4.66002	$7.05790	3,806,238
01/01/2010 to 12/31/2010	$7.05790	$8.07160	5,578,264
01/01/2011 to 12/31/2011	$8.07160	$7.83574	3,909,559
01/01/2012 to 12/31/2012	$7.83574	$9.09813	4,988,062
01/01/2013 to 12/31/2013	$9.09813	$12.93998	5,503,342
01/01/2014 to 12/31/2014	$12.93998	$13.84458	5,405,579
01/01/2015 to 12/31/2015	$13.84458	$14.98171	5,326,817
01/01/2016 to 12/31/2016	$14.98171	$15.19407	4,117,374
01/01/2017 to 12/31/2017	$15.19407	$20.68919	1,930,387
01/01/2018 to 12/31/2018	$20.68919	$21.21915	666,404
AST T. Rowe Price Large-Cap Value Portfolio
01/01/2009 to 12/31/2009	$8.97852	$10.48526	858,302
01/01/2010 to 12/31/2010	$10.48526	$11.64254	1,078,324
01/01/2011 to 12/31/2011	$11.64254	$11.44064	864,374
01/01/2012 to 12/31/2012	$11.44064	$12.81153	1,095,404
01/01/2013 to 12/31/2013	$12.81153	$17.03245	1,093,521
01/01/2014 to 12/31/2014	$17.03245	$17.08165	968,257
01/01/2015 to 12/31/2015	$17.08165	$15.84532	729,571
01/01/2016 to 12/31/2016	$15.84532	$16.60655	543,227
01/01/2017 to 12/31/2017	$16.60655	$19.11409	255,516
01/01/2018 to 12/31/2018	$19.11409	$17.04119	90,181

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Natural Resources Portfolio
01/01/2009 to 12/31/2009	$18.11701	$26.71952	995,022
01/01/2010 to 12/31/2010	$26.71952	$31.78243	1,431,376
01/01/2011 to 12/31/2011	$31.78243	$26.70354	1,050,814
01/01/2012 to 12/31/2012	$26.70354	$27.32320	1,265,297
01/01/2013 to 12/31/2013	$27.32320	$31.13174	1,137,103
01/01/2014 to 12/31/2014	$31.13174	$28.17234	1,041,403
01/01/2015 to 12/31/2015	$28.17234	$22.46406	891,885
01/01/2016 to 12/31/2016	$22.46406	$27.64432	770,893
01/01/2017 to 12/31/2017	$27.64432	$30.11330	295,190
01/01/2018 to 12/31/2018	$30.11330	$24.78294	14,656
AST Templeton Global Bond Portfolio
01/01/2009 to 12/31/2009	$15.20855	$16.83808	1,081,396
01/01/2010 to 12/31/2010	$16.83808	$17.58272	1,391,312
01/01/2011 to 12/31/2011	$17.58272	$18.07926	1,078,586
01/01/2012 to 12/31/2012	$18.07926	$18.78601	1,116,940
01/01/2013 to 12/31/2013	$18.78601	$17.85488	1,226,981
01/01/2014 to 12/31/2014	$17.85488	$17.72987	1,116,770
01/01/2015 to 12/31/2015	$17.72987	$16.69977	1,349,327
01/01/2016 to 12/31/2016	$16.69977	$17.21009	1,112,460
01/01/2017 to 12/31/2017	$17.21009	$17.34235	817,947
01/01/2018 to 12/31/2018	$17.34235	$17.46681	507,791
AST WEDGE Capital Mid-Cap Value Portfolio
01/01/2009 to 12/31/2009	$8.46947	$11.61590	547,214
01/01/2010 to 12/31/2010	$11.61590	$14.17880	743,476
01/01/2011 to 12/31/2011	$14.17880	$13.51859	516,116
01/01/2012 to 12/31/2012	$13.51859	$15.80720	587,711
01/01/2013 to 12/31/2013	$15.80720	$20.66957	561,570
01/01/2014 to 12/31/2014	$20.66957	$23.46661	523,357
01/01/2015 to 12/31/2015	$23.46661	$21.64185	445,783
01/01/2016 to 12/31/2016	$21.64185	$24.36300	327,800
01/01/2017 to 12/31/2017	$24.36300	$28.51751	143,578
01/01/2018 to 12/31/2018	$28.51751	$23.50569	44,515
AST Wellington Management Hedged Equity Portfolio
01/01/2009 to 12/31/2009	$7.03889	$8.92717	2,519,429
01/01/2010 to 12/31/2010	$8.92717	$10.10586	2,581,966
01/01/2011 to 12/31/2011	$10.10586	$9.63485	2,323,329
01/01/2012 to 12/31/2012	$9.63485	$10.56165	2,476,015
01/01/2013 to 12/31/2013	$10.56165	$12.56800	3,362,021
01/01/2014 to 12/31/2014	$12.56800	$13.09409	4,086,066
01/01/2015 to 12/31/2015	$13.09409	$12.84866	3,929,360
01/01/2016 to 12/31/2016	$12.84866	$13.51618	3,644,131
01/01/2017 to 12/31/2017	$13.51618	$15.16203	1,898,308
01/01/2018 to 12/31/2018	$15.16203	$14.22339	940,266
AST Western Asset Core Plus Bond Portfolio
01/01/2009 to 12/31/2009	$9.34592	$10.30233	2,726,911
01/01/2010 to 12/31/2010	$10.30233	$10.96693	3,801,379
01/01/2011 to 12/31/2011	$10.96693	$11.48243	3,277,047
01/01/2012 to 12/31/2012	$11.48243	$12.22911	3,417,319
01/01/2013 to 12/31/2013	$12.22911	$11.89594	3,858,415
01/01/2014 to 12/31/2014	$11.89594	$12.59274	4,617,743
01/01/2015 to 12/31/2015	$12.59274	$12.58918	5,018,180
01/01/2016 to 12/31/2016	$12.58918	$13.07237	4,532,751
01/01/2017 to 12/31/2017	$13.07237	$13.72359	2,474,596
01/01/2018 to 12/31/2018	$13.72359	$13.24430	1,466,165

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Western Asset Emerging Markets Debt Portfolio
08/20/2012* to 12/31/2012	$9.99897	$10.40126	13,099
01/01/2013 to 12/31/2013	$10.40126	$9.43577	17,245
01/01/2014 to 12/31/2014	$9.43577	$9.44400	23,236
01/01/2015 to 12/31/2015	$9.44400	$9.03837	19,335
01/01/2016 to 12/31/2016	$9.03837	$9.87226	6,532
01/01/2017 to 12/31/2017	$9.87226	$10.65588	4,629
01/01/2018 to 12/31/2018	$10.65588	$9.82043	0
Invesco V.I. Diversified Dividend Fund - Series I
04/29/2011* to 12/31/2011	$9.99309	$9.14679	47,399
01/01/2012 to 12/31/2012	$9.14679	$10.72349	40,329
01/01/2013 to 12/31/2013	$10.72349	$13.87602	47,261
01/01/2014 to 12/31/2014	$13.87602	$15.46033	44,532
01/01/2015 to 12/31/2015	$15.46033	$15.58259	35,994
01/01/2016 to 12/31/2016	$15.58259	$17.66778	34,776
01/01/2017 to 12/31/2017	$17.66778	$18.94354	18,108
01/01/2018 to 12/31/2018	$18.94354	$17.28871	6,513
Invesco V.I. Health Care Fund - Series I
formerly,Invesco V.I. Global Health Care Fund - Series I
01/01/2009 to 12/31/2009	$9.80279	$12.35929	81,357
01/01/2010 to 12/31/2010	$12.35929	$12.85089	74,735
01/01/2011 to 12/31/2011	$12.85089	$13.19181	67,482
01/01/2012 to 12/31/2012	$13.19181	$15.74887	46,919
01/01/2013 to 12/31/2013	$15.74887	$21.85722	41,655
01/01/2014 to 12/31/2014	$21.85722	$25.82944	44,574
01/01/2015 to 12/31/2015	$25.82944	$26.31342	27,424
01/01/2016 to 12/31/2016	$26.31342	$23.00717	12,088
01/01/2017 to 12/31/2017	$23.00717	$26.31627	6,388
01/01/2018 to 12/31/2018	$26.31627	$26.22054	1,737
Invesco V.I. Mid Cap Growth Portfolio, Series I
04/27/2012* to 12/31/2012	$10.05003	$9.79288	22,049
01/01/2013 to 12/31/2013	$9.79288	$13.25001	24,453
01/01/2014 to 12/31/2014	$13.25001	$14.13596	25,473
01/01/2015 to 12/31/2015	$14.13596	$14.12759	10,892
01/01/2016 to 12/31/2016	$14.12759	$14.05687	6,986
01/01/2017 to 12/31/2017	$14.05687	$17.00395	11,300
01/01/2018 to 12/31/2018	$17.00395	$15.85273	3,172
Invesco V.I. Technology Fund - Series I
01/01/2009 to 12/31/2009	$2.12999	$3.31069	166,230
01/01/2010 to 12/31/2010	$3.31069	$3.96587	298,028
01/01/2011 to 12/31/2011	$3.96587	$3.71853	145,369
01/01/2012 to 12/31/2012	$3.71853	$4.08609	133,777
01/01/2013 to 12/31/2013	$4.08609	$5.04966	113,570
01/01/2014 to 12/31/2014	$5.04966	$5.53758	109,125
01/01/2015 to 12/31/2015	$5.53758	$5.84090	88,782
01/01/2016 to 12/31/2016	$5.84090	$5.72442	39,348
01/01/2017 to 12/31/2017	$5.72442	$7.63920	25,879
01/01/2018 to 12/31/2018	$7.63920	$7.50895	419
NVIT Emerging Markets Fund Class D
08/05/2016* to 12/31/2016	$10.12657	$9.74546	44,722
01/01/2017 to 12/31/2017	$9.74546	$13.57898	24,030
01/01/2018 to 12/31/2018	$13.57898	$11.03382	7,921

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Asia 30
01/01/2009 to 12/31/2009	$14.29605	$21.76916	143,857
01/01/2010 to 12/31/2010	$21.76916	$24.48673	124,035
01/01/2011 to 12/31/2011	$24.48673	$17.65300	40,910
01/01/2012 to 12/31/2012	$17.65300	$20.12986	35,115
01/01/2013 to 12/31/2013	$20.12986	$22.85448	23,327
01/01/2014 to 12/31/2014	$22.85448	$22.21478	7,118
01/01/2015 to 12/31/2015	$22.21478	$19.87955	885
01/01/2016 to 12/31/2016	$19.87955	$19.75736	184
01/01/2017 to 12/31/2017	$19.75736	$25.92591	95
01/01/2018 to 12/31/2018	$25.92591	$20.83953	85
ProFund VP Banks
01/01/2009 to 12/31/2009	$5.12307	$4.84440	19,936
01/01/2010 to 12/31/2010	$4.84440	$5.18261	19,494
01/01/2011 to 12/31/2011	$5.18261	$3.74877	9,774
01/01/2012 to 12/31/2012	$3.74877	$4.93844	12,044
01/01/2013 to 12/31/2013	$4.93844	$6.50828	8,941
01/01/2014 to 12/31/2014	$6.50828	$7.09384	1,524
01/01/2015 to 12/31/2015	$7.09384	$6.97492	883
01/01/2016 to 12/31/2016	$6.97492	$8.48783	550
01/01/2017 to 12/31/2017	$8.48783	$9.88397	1,025
01/01/2018 to 12/31/2018	$9.88397	$8.01304	546
ProFund VP Basic Materials
01/01/2009 to 12/31/2009	$8.56730	$13.73717	145,393
01/01/2010 to 12/31/2010	$13.73717	$17.59392	122,575
01/01/2011 to 12/31/2011	$17.59392	$14.56815	39,084
01/01/2012 to 12/31/2012	$14.56815	$15.60649	25,470
01/01/2013 to 12/31/2013	$15.60649	$18.25222	18,333
01/01/2014 to 12/31/2014	$18.25222	$18.32808	10,506
01/01/2015 to 12/31/2015	$18.32808	$15.57917	4,880
01/01/2016 to 12/31/2016	$15.57917	$18.22975	6,612
01/01/2017 to 12/31/2017	$18.22975	$22.13539	6,449
01/01/2018 to 12/31/2018	$22.13539	$17.99752	65
ProFund VP Bear
01/01/2009 to 12/31/2009	$11.10452	$7.90974	138,663
01/01/2010 to 12/31/2010	$7.90974	$6.42071	145,694
01/01/2011 to 12/31/2011	$6.42071	$5.77728	65,795
01/01/2012 to 12/31/2012	$5.77728	$4.75806	52,785
01/01/2013 to 12/31/2013	$4.75806	$3.45105	30,178
01/01/2014 to 12/31/2014	$3.45105	$2.92237	27,169
01/01/2015 to 12/31/2015	$2.92237	$2.74375	23,864
01/01/2016 to 12/31/2016	$2.74375	$2.35583	18,385
01/01/2017 to 12/31/2017	$2.35583	$1.90852	23,074
01/01/2018 to 12/31/2018	$1.90852	$1.96091	20,662
ProFund VP Biotechnology
01/01/2009 to 12/31/2009	$8.46651	$8.67153	40,735
01/01/2010 to 12/31/2010	$8.67153	$8.99997	38,083
01/01/2011 to 12/31/2011	$8.99997	$9.47067	22,275
01/01/2012 to 12/31/2012	$9.47067	$13.15895	20,018
01/01/2013 to 12/31/2013	$13.15895	$21.88528	24,007
01/01/2014 to 12/31/2014	$21.88528	$28.03628	17,515
01/01/2015 to 12/31/2015	$28.03628	$28.59963	1,542
01/01/2016 to 12/31/2016	$28.59963	$23.87149	0
01/01/2017 to 12/31/2017	$23.87149	$28.88803	0
01/01/2018 to 12/31/2018	$28.88803	$26.59994	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Bull
01/01/2009 to 12/31/2009	$7.63069	$9.36966	436,640
01/01/2010 to 12/31/2010	$9.36966	$10.41636	358,651
01/01/2011 to 12/31/2011	$10.41636	$10.28653	252,508
01/01/2012 to 12/31/2012	$10.28653	$11.56838	116,185
01/01/2013 to 12/31/2013	$11.56838	$14.82303	73,816
01/01/2014 to 12/31/2014	$14.82303	$16.31649	72,219
01/01/2015 to 12/31/2015	$16.31649	$16.03881	47,922
01/01/2016 to 12/31/2016	$16.03881	$17.36891	7,441
01/01/2017 to 12/31/2017	$17.36891	$20.47012	2,873
01/01/2018 to 12/31/2018	$20.47012	$18.97035	12,168
ProFund VP Consumer Goods Portfolio
01/01/2009 to 12/31/2009	$8.81347	$10.58042	17,782
01/01/2010 to 12/31/2010	$10.58042	$12.26215	26,562
01/01/2011 to 12/31/2011	$12.26215	$12.95019	25,754
01/01/2012 to 12/31/2012	$12.95019	$14.17664	13,002
01/01/2013 to 12/31/2013	$14.17664	$17.98266	15,729
01/01/2014 to 12/31/2014	$17.98266	$19.57406	5,871
01/01/2015 to 12/31/2015	$19.57406	$20.13414	2,969
01/01/2016 to 12/31/2016	$20.13414	$20.58761	1,008
01/01/2017 to 12/31/2017	$20.58761	$23.39175	1,023
01/01/2018 to 12/31/2018	$23.39175	$19.67879	818
ProFund VP Consumer Services
01/01/2009 to 12/31/2009	$6.17896	$7.98124	19,670
01/01/2010 to 12/31/2010	$7.98124	$9.56730	28,520
01/01/2011 to 12/31/2011	$9.56730	$9.96740	21,528
01/01/2012 to 12/31/2012	$9.96740	$12.01775	16,814
01/01/2013 to 12/31/2013	$12.01775	$16.59904	9,044
01/01/2014 to 12/31/2014	$16.59904	$18.43411	2,640
01/01/2015 to 12/31/2015	$18.43411	$19.05740	3,852
01/01/2016 to 12/31/2016	$19.05740	$19.60742	22
01/01/2017 to 12/31/2017	$19.60742	$22.91942	524
01/01/2018 to 12/31/2018	$22.91942	$22.77068	256
ProFund VP Europe 30
01/01/2009 to 12/31/2009	$6.12200	$7.99780	313,143
01/01/2010 to 12/31/2010	$7.99780	$8.10586	272,463
01/01/2011 to 12/31/2011	$8.10586	$7.29348	52,358
01/01/2012 to 12/31/2012	$7.29348	$8.39741	55,477
01/01/2013 to 12/31/2013	$8.39741	$10.08662	46,769
01/01/2014 to 12/31/2014	$10.08662	$9.09933	7,134
01/01/2015 to 12/31/2015	$9.09933	$8.00810	2,571
01/01/2016 to 12/31/2016	$8.00810	$8.52583	1,865
01/01/2017 to 12/31/2017	$8.52583	$10.07925	1,572
01/01/2018 to 12/31/2018	$10.07925	$8.54634	1,322
ProFund VP Financials
01/01/2009 to 12/31/2009	$4.99799	$5.67630	140,784
01/01/2010 to 12/31/2010	$5.67630	$6.21807	44,908
01/01/2011 to 12/31/2011	$6.21807	$5.29116	23,822
01/01/2012 to 12/31/2012	$5.29116	$6.51696	22,703
01/01/2013 to 12/31/2013	$6.51696	$8.49987	46,043
01/01/2014 to 12/31/2014	$8.49987	$9.47790	8,474
01/01/2015 to 12/31/2015	$9.47790	$9.21963	4,163
01/01/2016 to 12/31/2016	$9.21963	$10.49949	2,577
01/01/2017 to 12/31/2017	$10.49949	$12.25459	1,992
01/01/2018 to 12/31/2018	$12.25459	$10.83857	1,722

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Health Care
01/01/2009 to 12/31/2009	$7.17496	$8.47096	73,901
01/01/2010 to 12/31/2010	$8.47096	$8.60298	65,780
01/01/2011 to 12/31/2011	$8.60298	$9.35473	84,331
01/01/2012 to 12/31/2012	$9.35473	$10.84535	82,149
01/01/2013 to 12/31/2013	$10.84535	$14.96791	53,151
01/01/2014 to 12/31/2014	$14.96791	$18.28368	52,418
01/01/2015 to 12/31/2015	$18.28368	$18.96204	16,285
01/01/2016 to 12/31/2016	$18.96204	$17.96672	4,262
01/01/2017 to 12/31/2017	$17.96672	$21.45409	3,438
01/01/2018 to 12/31/2018	$21.45409	$22.12416	4,111
ProFund VP Industrials
01/01/2009 to 12/31/2009	$8.14902	$9.98636	27,311
01/01/2010 to 12/31/2010	$9.98636	$12.20358	21,347
01/01/2011 to 12/31/2011	$12.20358	$11.83616	16,683
01/01/2012 to 12/31/2012	$11.83616	$13.53460	8,126
01/01/2013 to 12/31/2013	$13.53460	$18.46945	7,284
01/01/2014 to 12/31/2014	$18.46945	$19.25586	7,788
01/01/2015 to 12/31/2015	$19.25586	$18.36476	4,681
01/01/2016 to 12/31/2016	$18.36476	$21.31797	3,753
01/01/2017 to 12/31/2017	$21.31797	$25.76752	2,002
01/01/2018 to 12/31/2018	$25.76752	$22.19572	485
ProFund VP Internet
01/01/2009 to 12/31/2009	$11.38181	$19.92549	16,747
01/01/2010 to 12/31/2010	$19.92549	$26.61780	31,261
01/01/2011 to 12/31/2011	$26.61780	$24.46935	3,751
01/01/2012 to 12/31/2012	$24.46935	$28.93844	2,884
01/01/2013 to 12/31/2013	$28.93844	$43.35399	7,173
01/01/2014 to 12/31/2014	$43.35399	$43.29237	1,698
01/01/2015 to 12/31/2015	$43.29237	$51.45256	10
01/01/2016 to 12/31/2016	$51.45256	$53.62059	0
01/01/2017 to 12/31/2017	$53.62059	$72.04206	0
01/01/2018 to 12/31/2018	$72.04206	$74.64633	0
ProFund VP Japan
01/01/2009 to 12/31/2009	$7.67843	$8.36572	84,572
01/01/2010 to 12/31/2010	$8.36572	$7.72136	72,550
01/01/2011 to 12/31/2011	$7.72136	$6.21138	38,109
01/01/2012 to 12/31/2012	$6.21138	$7.54118	35,371
01/01/2013 to 12/31/2013	$7.54118	$11.03910	20,262
01/01/2014 to 12/31/2014	$11.03910	$11.25288	507
01/01/2015 to 12/31/2015	$11.25288	$11.75768	682
01/01/2016 to 12/31/2016	$11.75768	$11.65898	239
01/01/2017 to 12/31/2017	$11.65898	$13.63807	397
01/01/2018 to 12/31/2018	$13.63807	$11.89973	293
ProFund VP Large-Cap Growth
01/01/2009 to 12/31/2009	$7.49368	$9.60031	134,716
01/01/2010 to 12/31/2010	$9.60031	$10.73022	89,108
01/01/2011 to 12/31/2011	$10.73022	$10.92804	120,030
01/01/2012 to 12/31/2012	$10.92804	$12.16360	63,603
01/01/2013 to 12/31/2013	$12.16360	$15.69505	72,486
01/01/2014 to 12/31/2014	$15.69505	$17.50252	57,882
01/01/2015 to 12/31/2015	$17.50252	$17.93305	28,006
01/01/2016 to 12/31/2016	$17.93305	$18.59754	9,160
01/01/2017 to 12/31/2017	$18.59754	$23.01066	5,949
01/01/2018 to 12/31/2018	$23.01066	$22.29892	8,424

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Large-Cap Value
01/01/2009 to 12/31/2009	$7.18975	$8.48191	83,232
01/01/2010 to 12/31/2010	$8.48191	$9.45594	89,765
01/01/2011 to 12/31/2011	$9.45594	$9.21854	42,710
01/01/2012 to 12/31/2012	$9.21854	$10.50691	26,138
01/01/2013 to 12/31/2013	$10.50691	$13.47715	56,359
01/01/2014 to 12/31/2014	$13.47715	$14.70277	66,994
01/01/2015 to 12/31/2015	$14.70277	$13.83139	5,641
01/01/2016 to 12/31/2016	$13.83139	$15.76652	8,846
01/01/2017 to 12/31/2017	$15.76652	$17.66168	5,719
01/01/2018 to 12/31/2018	$17.66168	$15.58645	4,448
ProFund VP Mid-Cap Growth
01/01/2009 to 12/31/2009	$8.04415	$10.98744	83,374
01/01/2010 to 12/31/2010	$10.98744	$13.93356	205,337
01/01/2011 to 12/31/2011	$13.93356	$13.36149	64,733
01/01/2012 to 12/31/2012	$13.36149	$15.22371	52,836
01/01/2013 to 12/31/2013	$15.22371	$19.62244	41,531
01/01/2014 to 12/31/2014	$19.62244	$20.51882	3,575
01/01/2015 to 12/31/2015	$20.51882	$20.31982	12,816
01/01/2016 to 12/31/2016	$20.31982	$22.65010	3,183
01/01/2017 to 12/31/2017	$22.65010	$26.46241	1,564
01/01/2018 to 12/31/2018	$26.46241	$23.00005	869
ProFund VP Mid-Cap Value
01/01/2009 to 12/31/2009	$8.81873	$11.39695	58,665
01/01/2010 to 12/31/2010	$11.39695	$13.55621	63,526
01/01/2011 to 12/31/2011	$13.55621	$12.86165	58,692
01/01/2012 to 12/31/2012	$12.86165	$14.80448	40,665
01/01/2013 to 12/31/2013	$14.80448	$19.32090	35,724
01/01/2014 to 12/31/2014	$19.32090	$21.02266	6,232
01/01/2015 to 12/31/2015	$21.02266	$19.05245	3,556
01/01/2016 to 12/31/2016	$19.05245	$23.39459	9,127
01/01/2017 to 12/31/2017	$23.39459	$25.55375	2,373
01/01/2018 to 12/31/2018	$25.55375	$21.87922	1,579
ProFund VP NASDAQ-100
01/01/2009 to 12/31/2009	$3.69437	$5.54566	327,797
01/01/2010 to 12/31/2010	$5.54566	$6.47543	316,781
01/01/2011 to 12/31/2011	$6.47543	$6.48771	232,290
01/01/2012 to 12/31/2012	$6.48771	$7.44633	217,667
01/01/2013 to 12/31/2013	$7.44633	$9.87350	162,863
01/01/2014 to 12/31/2014	$9.87350	$11.40813	53,447
01/01/2015 to 12/31/2015	$11.40813	$12.10536	37,345
01/01/2016 to 12/31/2016	$12.10536	$12.58272	6,647
01/01/2017 to 12/31/2017	$12.58272	$16.19989	5,327
01/01/2018 to 12/31/2018	$16.19989	$15.69716	4,823
ProFund VP Oil & Gas
01/01/2009 to 12/31/2009	$14.62486	$16.68040	156,252
01/01/2010 to 12/31/2010	$16.68040	$19.39775	135,958
01/01/2011 to 12/31/2011	$19.39775	$19.58605	76,432
01/01/2012 to 12/31/2012	$19.58605	$19.90103	53,849
01/01/2013 to 12/31/2013	$19.90103	$24.38295	38,076
01/01/2014 to 12/31/2014	$24.38295	$21.46148	22,287
01/01/2015 to 12/31/2015	$21.46148	$16.23969	7,896
01/01/2016 to 12/31/2016	$16.23969	$19.91574	7,148
01/01/2017 to 12/31/2017	$19.91574	$19.04316	5,500
01/01/2018 to 12/31/2018	$19.04316	$15.00097	5,094

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Pharmaceuticals
01/01/2009 to 12/31/2009	$6.77801	$7.82427	74,314
01/01/2010 to 12/31/2010	$7.82427	$7.76331	31,364
01/01/2011 to 12/31/2011	$7.76331	$8.90316	38,921
01/01/2012 to 12/31/2012	$8.90316	$9.83386	24,365
01/01/2013 to 12/31/2013	$9.83386	$12.78236	14,760
01/01/2014 to 12/31/2014	$12.78236	$15.06631	4,043
01/01/2015 to 12/31/2015	$15.06631	$15.53908	365
01/01/2016 to 12/31/2016	$15.53908	$14.77233	31
01/01/2017 to 12/31/2017	$14.77233	$16.09910	373
01/01/2018 to 12/31/2018	$16.09910	$14.91145	331
ProFund VP Precious Metals
01/01/2009 to 12/31/2009	$13.01216	$17.38893	237,439
01/01/2010 to 12/31/2010	$17.38893	$22.82630	247,308
01/01/2011 to 12/31/2011	$22.82630	$18.21019	173,485
01/01/2012 to 12/31/2012	$18.21019	$15.36615	113,803
01/01/2013 to 12/31/2013	$15.36615	$9.41609	59,192
01/01/2014 to 12/31/2014	$9.41609	$7.07920	32,404
01/01/2015 to 12/31/2015	$7.07920	$4.69410	11,651
01/01/2016 to 12/31/2016	$4.69410	$7.22300	7,023
01/01/2017 to 12/31/2017	$7.22300	$7.50949	6,045
01/01/2018 to 12/31/2018	$7.50949	$6.41640	3,965
ProFund VP Real Estate
01/01/2009 to 12/31/2009	$11.16674	$14.10354	52,257
01/01/2010 to 12/31/2010	$14.10354	$17.36617	29,823
01/01/2011 to 12/31/2011	$17.36617	$17.96414	20,201
01/01/2012 to 12/31/2012	$17.96414	$20.78536	16,035
01/01/2013 to 12/31/2013	$20.78536	$20.54456	8,707
01/01/2014 to 12/31/2014	$20.54456	$25.36325	6,792
01/01/2015 to 12/31/2015	$25.36325	$25.12733	9,116
01/01/2016 to 12/31/2016	$25.12733	$26.23434	1,539
01/01/2017 to 12/31/2017	$26.23434	$27.99269	443
01/01/2018 to 12/31/2018	$27.99269	$26.06621	1,734
ProFund VP Rising Rates Opportunity
01/01/2009 to 12/31/2009	$3.79952	$4.95950	266,088
01/01/2010 to 12/31/2010	$4.95950	$4.11253	219,463
01/01/2011 to 12/31/2011	$4.11253	$2.53816	212,763
01/01/2012 to 12/31/2012	$2.53816	$2.33248	82,640
01/01/2013 to 12/31/2013	$2.33248	$2.68289	63,720
01/01/2014 to 12/31/2014	$2.68289	$1.84767	20,069
01/01/2015 to 12/31/2015	$1.84767	$1.79564	11,819
01/01/2016 to 12/31/2016	$1.79564	$1.68175	2,367
01/01/2017 to 12/31/2017	$1.68175	$1.46304	2,074
01/01/2018 to 12/31/2018	$1.46304	$1.50482	1,668
ProFund VP Semiconductor
01/01/2009 to 12/31/2009	$3.73068	$6.04137	68,094
01/01/2010 to 12/31/2010	$6.04137	$6.70590	23,685
01/01/2011 to 12/31/2011	$6.70590	$6.36400	13,072
01/01/2012 to 12/31/2012	$6.36400	$6.02230	4,765
01/01/2013 to 12/31/2013	$6.02230	$7.93780	3,787
01/01/2014 to 12/31/2014	$7.93780	$10.54515	3,513
01/01/2015 to 12/31/2015	$10.54515	$10.11389	0
01/01/2016 to 12/31/2016	$10.11389	$12.75509	0
01/01/2017 to 12/31/2017	$12.75509	$17.07468	0
01/01/2018 to 12/31/2018	$17.07468	$15.13488	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Short Mid-Cap
01/01/2009 to 12/31/2009	$10.30902	$6.57705	57,877
01/01/2010 to 12/31/2010	$6.57705	$4.81631	47,099
01/01/2011 to 12/31/2011	$4.81631	$4.36500	43,108
01/01/2012 to 12/31/2012	$4.36500	$3.49342	32,090
01/01/2013 to 12/31/2013	$3.49342	$2.49422	29,274
01/01/2014 to 12/31/2014	$2.49422	$2.15666	13,424
01/01/2015 to 12/31/2015	$2.15666	$2.09340	77
01/01/2016 to 12/31/2016	$2.09340	$1.64990	0
01/01/2017 to 12/31/2017	$1.64990	$1.38730	0
01/01/2018 to 12/31/2018	$1.38730	$1.52009	0
ProFund VP Short NASDAQ-100
01/01/2009 to 12/31/2009	$7.42774	$4.35240	83,247
01/01/2010 to 12/31/2010	$4.35240	$3.38743	75,845
01/01/2011 to 12/31/2011	$3.38743	$2.99478	92,806
01/01/2012 to 12/31/2012	$2.99478	$2.40146	55,833
01/01/2013 to 12/31/2013	$2.40146	$1.67419	23,914
01/01/2014 to 12/31/2014	$1.67419	$1.33283	339
01/01/2015 to 12/31/2015	$1.33283	$1.14451	75
01/01/2016 to 12/31/2016	$1.14451	$1.01653	1,600
01/01/2017 to 12/31/2017	$1.01653	$0.75040	1,318
01/01/2018 to 12/31/2018	$0.75040	$0.71962	972
ProFund VP Short Small-Cap
01/01/2009 to 12/31/2009	$10.08188	$6.73277	32,810
01/01/2010 to 12/31/2010	$6.73277	$4.72424	38,078
01/01/2011 to 12/31/2011	$4.72424	$4.24130	53,572
01/01/2012 to 12/31/2012	$4.24130	$3.39392	25,569
01/01/2013 to 12/31/2013	$3.39392	$2.30417	16,724
01/01/2014 to 12/31/2014	$2.30417	$2.06539	375
01/01/2015 to 12/31/2015	$2.06539	$2.02284	79
01/01/2016 to 12/31/2016	$2.02284	$1.56623	0
01/01/2017 to 12/31/2017	$1.56623	$1.32711	0
01/01/2018 to 12/31/2018	$1.32711	$1.44655	0
ProFund VP Small-Cap Growth
01/01/2009 to 12/31/2009	$9.23324	$11.50403	80,525
01/01/2010 to 12/31/2010	$11.50403	$14.28274	164,711
01/01/2011 to 12/31/2011	$14.28274	$14.28518	44,095
01/01/2012 to 12/31/2012	$14.28518	$15.86695	27,995
01/01/2013 to 12/31/2013	$15.86695	$22.00279	55,364
01/01/2014 to 12/31/2014	$22.00279	$22.19997	8,956
01/01/2015 to 12/31/2015	$22.19997	$22.17962	12,159
01/01/2016 to 12/31/2016	$22.17962	$26.33487	13,067
01/01/2017 to 12/31/2017	$26.33487	$29.37936	5,118
01/01/2018 to 12/31/2018	$29.37936	$27.34258	3,979
ProFund VP Small-Cap Value
01/01/2009 to 12/31/2009	$8.37692	$9.95992	41,964
01/01/2010 to 12/31/2010	$9.95992	$12.00931	57,571
01/01/2011 to 12/31/2011	$12.00931	$11.37293	67,448
01/01/2012 to 12/31/2012	$11.37293	$13.04502	34,099
01/01/2013 to 12/31/2013	$13.04502	$17.73535	40,932
01/01/2014 to 12/31/2014	$17.73535	$18.53198	6,476
01/01/2015 to 12/31/2015	$18.53198	$16.78538	2,997
01/01/2016 to 12/31/2016	$16.78538	$21.34596	9,217
01/01/2017 to 12/31/2017	$21.34596	$23.12706	5,436
01/01/2018 to 12/31/2018	$23.12706	$19.59003	2,434

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Technology
01/01/2009 to 12/31/2009	$3.25440	$5.18775	138,365
01/01/2010 to 12/31/2010	$5.18775	$5.67282	108,312
01/01/2011 to 12/31/2011	$5.67282	$5.52550	131,824
01/01/2012 to 12/31/2012	$5.52550	$6.01873	43,220
01/01/2013 to 12/31/2013	$6.01873	$7.44080	29,687
01/01/2014 to 12/31/2014	$7.44080	$8.67881	24,076
01/01/2015 to 12/31/2015	$8.67881	$8.77627	2,633
01/01/2016 to 12/31/2016	$8.77627	$9.73666	734
01/01/2017 to 12/31/2017	$9.73666	$12.99836	681
01/01/2018 to 12/31/2018	$12.99836	$12.54039	630
ProFund VP Telecommunications
01/01/2009 to 12/31/2009	$4.26789	$4.52307	80,465
01/01/2010 to 12/31/2010	$4.52307	$5.16718	83,526
01/01/2011 to 12/31/2011	$5.16718	$5.19795	36,580
01/01/2012 to 12/31/2012	$5.19795	$5.98067	22,687
01/01/2013 to 12/31/2013	$5.98067	$6.61876	13,136
01/01/2014 to 12/31/2014	$6.61876	$6.57306	9,188
01/01/2015 to 12/31/2015	$6.57306	$6.58961	4,985
01/01/2016 to 12/31/2016	$6.58961	$7.91668	678
01/01/2017 to 12/31/2017	$7.91668	$7.65214	0
01/01/2018 to 12/31/2018	$7.65214	$6.41474	0
ProFund VP U.S. Government Plus
01/01/2009 to 12/31/2009	$19.43903	$12.93467	80,750
01/01/2010 to 12/31/2010	$12.93467	$14.06359	70,483
01/01/2011 to 12/31/2011	$14.06359	$19.93172	41,695
01/01/2012 to 12/31/2012	$19.93172	$19.87365	22,641
01/01/2013 to 12/31/2013	$19.87365	$15.87431	6,603
01/01/2014 to 12/31/2014	$15.87431	$21.38061	8,857
01/01/2015 to 12/31/2015	$21.38061	$19.92230	203
01/01/2016 to 12/31/2016	$19.92230	$19.61344	786
01/01/2017 to 12/31/2017	$19.61344	$21.20658	1,036
01/01/2018 to 12/31/2018	$21.20658	$19.80434	634
ProFund VP UltraBull
01/01/2009 to 12/31/2009	$3.25619	$4.65085	187,230
01/01/2010 to 12/31/2010	$4.65085	$5.61076	134,141
01/01/2011 to 12/31/2011	$5.61076	$5.27314	92,855
01/01/2012 to 12/31/2012	$5.27314	$6.71264	49,626
01/01/2013 to 12/31/2013	$6.71264	$11.13966	34,632
01/01/2014 to 12/31/2014	$11.13966	$13.55677	25,593
01/01/2015 to 12/31/2015	$13.55677	$13.00127	22,430
01/01/2016 to 12/31/2016	$13.00127	$15.22732	0
01/01/2017 to 12/31/2017	$15.22732	$21.20582	0
01/01/2018 to 12/31/2018	$21.20582	$17.69236	0
ProFund VP UltraMid-Cap
01/01/2009 to 12/31/2009	$5.18340	$8.48591	113,659
01/01/2010 to 12/31/2010	$8.48591	$12.54282	116,062
01/01/2011 to 12/31/2011	$12.54282	$10.69581	53,860
01/01/2012 to 12/31/2012	$10.69581	$13.99348	45,039
01/01/2013 to 12/31/2013	$13.99348	$23.57652	37,444
01/01/2014 to 12/31/2014	$23.57652	$26.85387	31,570
01/01/2015 to 12/31/2015	$26.85387	$24.09206	28,070
01/01/2016 to 12/31/2016	$24.09206	$32.81140	155
01/01/2017 to 12/31/2017	$32.81140	$41.75325	178
01/01/2018 to 12/31/2018	$41.75325	$30.19136	169

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP UltraNASDAQ-100
01/01/2009 to 12/31/2009	$0.29163	$0.63185	3,119,054
01/01/2010 to 12/31/2010	$0.63185	$0.84364	2,867,144
01/01/2011 to 12/31/2011	$0.84364	$0.82312	2,037,370
01/01/2012 to 12/31/2012	$0.82312	$1.08727	712,083
01/01/2013 to 12/31/2013	$1.08727	$1.92242	244,843
01/01/2014 to 12/31/2014	$1.92242	$2.57880	152,464
01/01/2015 to 12/31/2015	$2.57880	$2.89293	12,966
01/01/2016 to 12/31/2016	$2.89293	$3.10325	0
01/01/2017 to 12/31/2017	$3.10325	$5.15866	0
01/01/2018 to 12/31/2018	$5.15866	$4.60315	0
ProFund VP UltraSmall-Cap
01/01/2009 to 12/31/2009	$4.31122	$5.96779	128,561
01/01/2010 to 12/31/2010	$5.96779	$8.74793	82,740
01/01/2011 to 12/31/2011	$8.74793	$7.01172	71,070
01/01/2012 to 12/31/2012	$7.01172	$8.96750	39,554
01/01/2013 to 12/31/2013	$8.96750	$16.52960	33,774
01/01/2014 to 12/31/2014	$16.52960	$17.20103	24,615
01/01/2015 to 12/31/2015	$17.20103	$14.78199	18,503
01/01/2016 to 12/31/2016	$14.78199	$20.37725	0
01/01/2017 to 12/31/2017	$20.37725	$25.19418	0
01/01/2018 to 12/31/2018	$25.19418	$18.17222	0
ProFund VP Utilities
01/01/2009 to 12/31/2009	$9.00463	$9.84673	95,836
01/01/2010 to 12/31/2010	$9.84673	$10.30218	65,508
01/01/2011 to 12/31/2011	$10.30218	$11.95501	79,104
01/01/2012 to 12/31/2012	$11.95501	$11.82199	38,438
01/01/2013 to 12/31/2013	$11.82199	$13.22847	35,829
01/01/2014 to 12/31/2014	$13.22847	$16.44454	21,724
01/01/2015 to 12/31/2015	$16.44454	$15.19927	5,502
01/01/2016 to 12/31/2016	$15.19927	$17.27262	2,321
01/01/2017 to 12/31/2017	$17.27262	$18.87211	3,903
01/01/2018 to 12/31/2018	$18.87211	$19.17249	239
PSF SP International Growth Portfolio
formerly,Prudential SP International Growth Portfolio
01/01/2009 to 12/31/2009	$8.38232	$11.35251	39,038
01/01/2010 to 12/31/2010	$11.35251	$12.78103	37,153
01/01/2011 to 12/31/2011	$12.78103	$10.73896	22,812
01/01/2012 to 12/31/2012	$10.73896	$12.97965	15,184
01/01/2013 to 12/31/2013	$12.97965	$15.23583	17,838
01/01/2014 to 12/31/2014	$15.23583	$14.18562	9,703
01/01/2015 to 12/31/2015	$14.18562	$14.47994	3,185
01/01/2016 to 12/31/2016	$14.47994	$13.78711	2,966
01/01/2017 to 12/31/2017	$13.78711	$18.49129	3,061
01/01/2018 to 12/31/2018	$18.49129	$15.91956	2,011
Wells Fargo VT International Equity Fund - Class 1
07/16/2010* to 12/31/2010	$12.27867	$14.87472	173,563
01/01/2011 to 12/31/2011	$14.87472	$12.81037	149,767
01/01/2012 to 12/31/2012	$12.81037	$14.38078	122,892
01/01/2013 to 12/31/2013	$14.38078	$17.03250	100,597
01/01/2014 to 12/31/2014	$17.03250	$15.92808	76,194
01/01/2015 to 12/31/2015	$15.92808	$16.09005	45,610
01/01/2016 to 12/31/2016	$16.09005	$16.40651	29,664
01/01/2017 to 12/31/2017	$16.40651	$20.22940	8,287
01/01/2018 to 12/31/2018	$20.22940	$16.60745	1,936

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Wells Fargo VT Omega Growth Fund - Class 1
07/16/2010* to 12/31/2010	$11.07856	$13.99778	129,477
01/01/2011 to 12/31/2011	$13.99778	$13.08261	90,859
01/01/2012 to 12/31/2012	$13.08261	$15.60026	50,798
01/01/2013 to 12/31/2013	$15.60026	$21.60080	38,150
01/01/2014 to 12/31/2014	$21.60080	$22.20273	22,509
01/01/2015 to 12/31/2015	$22.20273	$22.28066	13,054
01/01/2016 to 12/31/2016	$22.28066	$22.17162	12,905
01/01/2017 to 12/31/2017	$22.17162	$29.54809	5,947
01/01/2018 to 12/31/2018	$29.54809	$29.32807	2,945
Wells Fargo VT Small Cap Growth Fund - Class 1
07/16/2010* to 12/31/2010	$9.59338	$12.27145	116,451
01/01/2011 to 12/31/2011	$12.27145	$11.59211	69,975
01/01/2012 to 12/31/2012	$11.59211	$12.37551	43,174
01/01/2013 to 12/31/2013	$12.37551	$18.39924	36,856
01/01/2014 to 12/31/2014	$18.39924	$17.86510	29,817
01/01/2015 to 12/31/2015	$17.86510	$17.17699	10,916
01/01/2016 to 12/31/2016	$17.17699	$18.33741	8,797
01/01/2017 to 12/31/2017	$18.33741	$22.84216	4,210
01/01/2018 to 12/31/2018	$22.84216	$22.88761	1,222
*Denotes the start date of these sub-accounts

ASAP III
Prudential Annuities Life Assurance Corporation
Statement of Additional Information
ACCUMULATION UNIT VALUES: With HAV, EBP and GRO Plus or with anyone combo 5% or HDV and Gro Plus or HD GRO with DB - Cliff
M&E (1.40%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ACCESS VP High Yield Fund
04/02/2012 to 12/31/2012	$15.70322	$16.80799	437,797
01/01/2013 to 12/31/2013	$16.80799	$18.23296	411,871
01/01/2014 to 12/31/2014	$18.23296	$18.39818	212,263
01/01/2015 to 12/31/2015	$18.39818	$18.16848	171,799
01/01/2016 to 12/31/2016	$18.16848	$19.52719	323,359
01/01/2017 to 12/31/2017	$19.52719	$20.17762	146,352
01/01/2018 to 12/31/2018	$20.17762	$19.77196	121,609
AST Academic Strategies Asset Allocation Portfolio
04/02/2012 to 12/31/2012	$11.24128	$11.52309	4,919,010
01/01/2013 to 12/31/2013	$11.52309	$12.49500	4,374,574
01/01/2014 to 12/31/2014	$12.49500	$12.79047	4,483,855
01/01/2015 to 12/31/2015	$12.79047	$12.20555	4,600,461
01/01/2016 to 12/31/2016	$12.20555	$12.79746	5,742,579
01/01/2017 to 12/31/2017	$12.79746	$14.20671	6,692,496
01/01/2018 to 12/31/2018	$14.20671	$12.86718	6,259,360
AST Advanced Strategies Portfolio
04/02/2012 to 12/31/2012	$11.99246	$12.31673	1,418,761
01/01/2013 to 12/31/2013	$12.31673	$14.15498	1,598,371
01/01/2014 to 12/31/2014	$14.15498	$14.80940	2,050,271
01/01/2015 to 12/31/2015	$14.80940	$14.71926	2,247,984
01/01/2016 to 12/31/2016	$14.71926	$15.54500	2,972,623
01/01/2017 to 12/31/2017	$15.54500	$17.92228	3,782,375
01/01/2018 to 12/31/2018	$17.92228	$16.62986	3,872,669
AST AQR Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99884	$11.65743	0
01/01/2014 to 12/31/2014	$11.65743	$13.00803	0
01/01/2015 to 12/31/2015	$13.00803	$13.04744	0
01/01/2016 to 12/31/2016	$13.04744	$14.24209	0
01/01/2017 to 12/31/2017	$14.24209	$17.15168	0
01/01/2018 to 12/31/2018	$17.15168	$15.53472	0
AST Balanced Asset Allocation Portfolio
04/02/2012 to 12/31/2012	$11.87903	$12.02056	4,624,114
01/01/2013 to 12/31/2013	$12.02056	$13.94397	4,676,417
01/01/2014 to 12/31/2014	$13.94397	$14.64544	4,804,832
01/01/2015 to 12/31/2015	$14.64544	$14.50914	4,847,477
01/01/2016 to 12/31/2016	$14.50914	$15.20743	5,334,345
01/01/2017 to 12/31/2017	$15.20743	$17.23020	5,926,848
01/01/2018 to 12/31/2018	$17.23020	$16.14950	5,745,479
AST BlackRock Global Strategies Portfolio
04/02/2012 to 12/31/2012	$9.84035	$10.13096	2,274
01/01/2013 to 12/31/2013	$10.13096	$11.07327	9,626
01/01/2014 to 12/31/2014	$11.07327	$11.45274	22,747
01/01/2015 to 12/31/2015	$11.45274	$10.95358	23,007
01/01/2016 to 12/31/2016	$10.95358	$11.55229	80,166
01/01/2017 to 12/31/2017	$11.55229	$12.82755	185,151
01/01/2018 to 12/31/2018	$12.82755	$11.97934	171,097

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST BlackRock Low Duration Bond Portfolio
04/02/2012 to 12/31/2012	$17.83258	$18.23283	7,531,093
01/01/2013 to 12/31/2013	$18.23283	$17.58676	6,726,178
01/01/2014 to 12/31/2014	$17.58676	$17.32373	5,672,418
01/01/2015 to 12/31/2015	$17.32373	$17.16383	5,016,699
01/01/2016 to 12/31/2016	$17.16383	$17.20130	4,396,300
01/01/2017 to 12/31/2017	$17.20130	$17.24996	4,031,538
01/01/2018 to 12/31/2018	$17.24996	$17.13398	3,463,246
AST BlackRock/Loomis Sayles Bond Portfolio
04/02/2012 to 12/31/2012	$24.22046	$25.47464	12,338,264
01/01/2013 to 12/31/2013	$25.47464	$24.65660	9,995,014
01/01/2014 to 12/31/2014	$24.65660	$25.34004	8,475,614
01/01/2015 to 12/31/2015	$25.34004	$24.45863	7,091,995
01/01/2016 to 12/31/2016	$24.45863	$25.13649	6,161,602
01/01/2017 to 12/31/2017	$25.13649	$25.86657	5,412,083
01/01/2018 to 12/31/2018	$25.86657	$25.33412	4,629,873
AST Bond Portfolio 2020
04/02/2012 to 12/31/2012	$11.25805	$11.93774	0
01/01/2013 to 12/31/2013	$11.93774	$11.00367	0
01/01/2014 to 12/31/2014	$11.00367	$11.51790	0
01/01/2015 to 12/31/2015	$11.51790	$11.53001	0
01/01/2016 to 12/31/2016	$11.53001	$11.59126	0
01/01/2017 to 12/31/2017	$11.59126	$11.53053	0
01/01/2018 to 12/31/2018	$11.53053	$11.40130	0
AST Capital Growth Asset Allocation Portfolio
04/02/2012 to 12/31/2012	$11.56120	$11.60294	3,975,636
01/01/2013 to 12/31/2013	$11.60294	$14.03527	4,084,010
01/01/2014 to 12/31/2014	$14.03527	$14.80675	5,123,719
01/01/2015 to 12/31/2015	$14.80675	$14.67740	5,614,019
01/01/2016 to 12/31/2016	$14.67740	$15.46167	7,327,067
01/01/2017 to 12/31/2017	$15.46167	$17.97320	9,793,434
01/01/2018 to 12/31/2018	$17.97320	$16.61840	9,994,935
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99884	$11.68836	0
01/01/2014 to 12/31/2014	$11.68836	$13.09321	0
01/01/2015 to 12/31/2015	$13.09321	$12.44886	0
01/01/2016 to 12/31/2016	$12.44886	$14.10317	861
01/01/2017 to 12/31/2017	$14.10317	$16.46541	723
01/01/2018 to 12/31/2018	$16.46541	$15.45991	389
AST Cohen & Steers Realty Portfolio
04/02/2012 to 12/31/2012	$29.01999	$29.92769	1,447,772
01/01/2013 to 12/31/2013	$29.92769	$30.43333	1,232,613
01/01/2014 to 12/31/2014	$30.43333	$39.28369	1,115,800
01/01/2015 to 12/31/2015	$39.28369	$40.60997	942,477
01/01/2016 to 12/31/2016	$40.60997	$41.97061	831,813
01/01/2017 to 12/31/2017	$41.97061	$43.96916	686,176
01/01/2018 to 12/31/2018	$43.96916	$41.28906	583,093
AST Fidelity Institutional AM® Quantitative Portfolio
formerly,AST FI Pyramis® Quantitative Portfolio
04/02/2012 to 12/31/2012	$10.45862	$10.69269	1,185,031
01/01/2013 to 12/31/2013	$10.69269	$12.09924	1,160,646
01/01/2014 to 12/31/2014	$12.09924	$12.30584	1,332,058
01/01/2015 to 12/31/2015	$12.30584	$12.25376	1,520,140
01/01/2016 to 12/31/2016	$12.25376	$12.59645	2,103,119
01/01/2017 to 12/31/2017	$12.59645	$14.46644	2,642,395
01/01/2018 to 12/31/2018	$14.46644	$13.15816	2,463,134

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Global Real Estate Portfolio
04/02/2012 to 12/31/2012	$10.18227	$11.31224	4,307
01/01/2013 to 12/31/2013	$11.31224	$11.63885	4,634
01/01/2014 to 12/31/2014	$11.63885	$13.07381	9,529
01/01/2015 to 12/31/2015	$13.07381	$12.87917	9,006
01/01/2016 to 12/31/2016	$12.87917	$12.81297	9,651
01/01/2017 to 12/31/2017	$12.81297	$14.00933	12,593
01/01/2018 to 12/31/2018	$14.00933	$13.16170	11,053
AST Goldman Sachs Large-Cap Value Portfolio
04/02/2012 to 12/31/2012	$30.64087	$31.71129	4,811,343
01/01/2013 to 12/31/2013	$31.71129	$41.75519	4,091,526
01/01/2014 to 12/31/2014	$41.75519	$46.57737	3,561,789
01/01/2015 to 12/31/2015	$46.57737	$43.80310	3,597,245
01/01/2016 to 12/31/2016	$43.80310	$48.17596	3,118,732
01/01/2017 to 12/31/2017	$48.17596	$52.13310	2,787,143
01/01/2018 to 12/31/2018	$52.13310	$47.01628	2,434,686
AST Goldman Sachs Mid-Cap Growth Portfolio
04/02/2012 to 12/31/2012	$6.31094	$6.34316	3,777,430
01/01/2013 to 12/31/2013	$6.34316	$8.26777	3,161,832
01/01/2014 to 12/31/2014	$8.26777	$9.09175	2,703,265
01/01/2015 to 12/31/2015	$9.09175	$8.45477	15,980,177
01/01/2016 to 12/31/2016	$8.45477	$8.47380	13,867,971
01/01/2017 to 12/31/2017	$8.47380	$10.61894	12,270,682
01/01/2018 to 12/31/2018	$10.61894	$10.01412	10,727,702
AST Goldman Sachs Multi-Asset Portfolio
04/02/2012 to 12/31/2012	$10.80732	$10.84167	904,960
01/01/2013 to 12/31/2013	$10.84167	$11.73963	789,219
01/01/2014 to 12/31/2014	$11.73963	$12.04311	693,533
01/01/2015 to 12/31/2015	$12.04311	$11.76656	588,251
01/01/2016 to 12/31/2016	$11.76656	$12.21187	574,531
01/01/2017 to 12/31/2017	$12.21187	$13.52030	672,294
01/01/2018 to 12/31/2018	$13.52030	$12.38918	654,658
AST Goldman Sachs Small-Cap Value Portfolio
04/02/2012 to 12/31/2012	$32.17548	$32.62172	1,431,288
01/01/2013 to 12/31/2013	$32.62172	$44.64913	1,250,722
01/01/2014 to 12/31/2014	$44.64913	$47.19296	1,086,290
01/01/2015 to 12/31/2015	$47.19296	$43.97560	935,154
01/01/2016 to 12/31/2016	$43.97560	$53.90327	800,779
01/01/2017 to 12/31/2017	$53.90327	$59.62848	694,243
01/01/2018 to 12/31/2018	$59.62848	$50.52072	599,847
AST Government Money Market Portfolio
04/02/2012 to 12/31/2012	$13.65154	$13.50952	17,079,423
01/01/2013 to 12/31/2013	$13.50952	$13.32015	13,291,565
01/01/2014 to 12/31/2014	$13.32015	$13.13385	13,654,097
01/01/2015 to 12/31/2015	$13.13385	$12.95008	12,534,974
01/01/2016 to 12/31/2016	$12.95008	$12.76926	11,390,209
01/01/2017 to 12/31/2017	$12.76926	$12.63397	10,159,311
01/01/2018 to 12/31/2018	$12.63397	$12.61802	10,291,957
AST High Yield Portfolio
04/02/2012 to 12/31/2012	$20.97111	$22.50759	4,606,006
01/01/2013 to 12/31/2013	$22.50759	$23.78603	3,969,184
01/01/2014 to 12/31/2014	$23.78603	$24.05291	2,555,840
01/01/2015 to 12/31/2015	$24.05291	$22.87106	2,162,116
01/01/2016 to 12/31/2016	$22.87106	$26.02347	2,049,277
01/01/2017 to 12/31/2017	$26.02347	$27.57716	1,858,588
01/01/2018 to 12/31/2018	$27.57716	$26.64894	1,411,625

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Hotchkis & Wiley Large-Cap Value Portfolio
04/02/2012 to 12/31/2012	$20.36044	$21.02975	3,307,201
01/01/2013 to 12/31/2013	$21.02975	$29.00062	2,912,200
01/01/2014 to 12/31/2014	$29.00062	$32.52544	2,587,068
01/01/2015 to 12/31/2015	$32.52544	$29.55705	2,241,065
01/01/2016 to 12/31/2016	$29.55705	$34.93974	2,017,175
01/01/2017 to 12/31/2017	$34.93974	$41.06394	1,762,498
01/01/2018 to 12/31/2018	$41.06394	$34.75632	1,560,509
AST International Growth Portfolio
04/02/2012 to 12/31/2012	$18.65276	$19.01608	6,293,086
01/01/2013 to 12/31/2013	$19.01608	$22.32299	5,340,846
01/01/2014 to 12/31/2014	$22.32299	$20.79446	4,821,411
01/01/2015 to 12/31/2015	$20.79446	$21.14883	4,259,448
01/01/2016 to 12/31/2016	$21.14883	$20.06551	3,802,360
01/01/2017 to 12/31/2017	$20.06551	$26.79441	3,321,745
01/01/2018 to 12/31/2018	$26.79441	$22.89556	2,982,285
AST International Value Portfolio
04/02/2012 to 12/31/2012	$17.07885	$17.54225	1,527,083
01/01/2013 to 12/31/2013	$17.54225	$20.66374	1,321,160
01/01/2014 to 12/31/2014	$20.66374	$19.00863	1,138,759
01/01/2015 to 12/31/2015	$19.00863	$18.89569	1,039,181
01/01/2016 to 12/31/2016	$18.89569	$18.73984	943,283
01/01/2017 to 12/31/2017	$18.73984	$22.69347	808,690
01/01/2018 to 12/31/2018	$22.69347	$18.76368	764,784
AST Investment Grade Bond Portfolio
04/02/2012 to 12/31/2012	$14.76497	$15.67712	39
01/01/2013 to 12/31/2013	$15.67712	$14.96580	0
01/01/2014 to 12/31/2014	$14.96580	$15.74930	0
01/01/2015 to 12/31/2015	$15.74930	$15.71099	0
01/01/2016 to 12/31/2016	$15.71099	$16.14275	0
01/01/2017 to 12/31/2017	$16.14275	$16.60376	0
01/01/2018 to 12/31/2018	$16.60376	$16.32633	210
AST J.P. Morgan Global Thematic Portfolio
04/02/2012 to 12/31/2012	$10.62328	$10.71735	411,264
01/01/2013 to 12/31/2013	$10.71735	$12.28784	374,150
01/01/2014 to 12/31/2014	$12.28784	$12.88688	536,073
01/01/2015 to 12/31/2015	$12.88688	$12.57340	467,108
01/01/2016 to 12/31/2016	$12.57340	$13.04442	464,173
01/01/2017 to 12/31/2017	$13.04442	$15.04310	582,641
01/01/2018 to 12/31/2018	$15.04310	$13.73794	515,629
AST J.P. Morgan International Equity Portfolio
04/02/2012 to 12/31/2012	$34.83608	$36.59713	1,679,191
01/01/2013 to 12/31/2013	$36.59713	$41.62765	1,487,091
01/01/2014 to 12/31/2014	$41.62765	$38.43226	1,330,411
01/01/2015 to 12/31/2015	$38.43226	$36.83514	1,220,771
01/01/2016 to 12/31/2016	$36.83514	$37.02219	1,083,383
01/01/2017 to 12/31/2017	$37.02219	$47.32249	991,687
01/01/2018 to 12/31/2018	$47.32249	$38.50595	867,932
AST J.P. Morgan Strategic Opportunities Portfolio
04/02/2012 to 12/31/2012	$23.66283	$24.25260	2,113,388
01/01/2013 to 12/31/2013	$24.25260	$26.55124	1,842,468
01/01/2014 to 12/31/2014	$26.55124	$27.60595	1,643,068
01/01/2015 to 12/31/2015	$27.60595	$27.16973	1,500,221
01/01/2016 to 12/31/2016	$27.16973	$27.81835	1,413,371
01/01/2017 to 12/31/2017	$27.81835	$30.76036	1,385,459
01/01/2018 to 12/31/2018	$30.76036	$28.77270	1,277,500

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Jennison Large-Cap Growth Portfolio
04/02/2012 to 12/31/2012	$13.41247	$12.73653	4,872
01/01/2013 to 12/31/2013	$12.73653	$17.14136	11,180
01/01/2014 to 12/31/2014	$17.14136	$18.50771	10,771
01/01/2015 to 12/31/2015	$18.50771	$20.18925	15,521
01/01/2016 to 12/31/2016	$20.18925	$19.61564	10,131
01/01/2017 to 12/31/2017	$19.61564	$26.27170	8,741
01/01/2018 to 12/31/2018	$26.27170	$25.48460	9,553
AST Loomis Sayles Large-Cap Growth Portfolio
04/02/2012 to 12/31/2012	$20.41294	$19.42466	9,007,613
01/01/2013 to 12/31/2013	$19.42466	$26.16486	7,501,705
01/01/2014 to 12/31/2014	$26.16486	$28.53062	12,766,161
01/01/2015 to 12/31/2015	$28.53062	$30.96453	11,125,810
01/01/2016 to 12/31/2016	$30.96453	$32.23431	9,727,048
01/01/2017 to 12/31/2017	$32.23431	$42.26955	8,377,526
01/01/2018 to 12/31/2018	$42.26955	$40.55449	7,331,268
AST MFS Global Equity Portfolio
04/02/2012 to 12/31/2012	$16.25066	$17.15779	1,345,547
01/01/2013 to 12/31/2013	$17.15779	$21.59260	1,264,615
01/01/2014 to 12/31/2014	$21.59260	$22.06323	1,103,149
01/01/2015 to 12/31/2015	$22.06323	$21.43554	990,398
01/01/2016 to 12/31/2016	$21.43554	$22.63908	892,389
01/01/2017 to 12/31/2017	$22.63908	$27.64470	828,684
01/01/2018 to 12/31/2018	$27.64470	$24.65191	771,766
AST MFS Growth Portfolio
04/02/2012 to 12/31/2012	$9.39760	$9.35791	8,473,688
01/01/2013 to 12/31/2013	$9.35791	$12.61384	7,258,837
01/01/2014 to 12/31/2014	$12.61384	$13.52051	6,366,054
01/01/2015 to 12/31/2015	$13.52051	$14.29487	5,673,031
01/01/2016 to 12/31/2016	$14.29487	$14.36454	4,990,752
01/01/2017 to 12/31/2017	$14.36454	$18.51334	4,441,709
01/01/2018 to 12/31/2018	$18.51334	$18.64522	3,893,316
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99884	$10.20638	0
01/01/2013 to 12/31/2013	$10.20638	$13.53586	0
01/01/2014 to 12/31/2014	$13.53586	$14.71003	0
01/01/2015 to 12/31/2015	$14.71003	$14.39916	0
01/01/2016 to 12/31/2016	$14.39916	$16.10701	0
01/01/2017 to 12/31/2017	$16.10701	$18.63600	0
01/01/2018 to 12/31/2018	$18.63600	$16.50864	0
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
04/02/2012 to 12/31/2012	$37.15415	$37.91024	3,538,167
01/01/2013 to 12/31/2013	$37.91024	$53.08199	3,045,986
01/01/2014 to 12/31/2014	$53.08199	$59.79739	2,639,121
01/01/2015 to 12/31/2015	$59.79739	$55.63673	2,282,455
01/01/2016 to 12/31/2016	$55.63673	$64.86000	1,994,227
01/01/2017 to 12/31/2017	$64.86000	$72.77285	1,728,285
01/01/2018 to 12/31/2018	$72.77285	$59.95055	1,521,349
AST New Discovery Asset Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99884	$10.34147	4,901,121
01/01/2013 to 12/31/2013	$10.34147	$12.12535	4,080,500
01/01/2014 to 12/31/2014	$12.12535	$12.56996	3,469,189
01/01/2015 to 12/31/2015	$12.56996	$12.24008	3,033,702
01/01/2016 to 12/31/2016	$12.24008	$12.59068	2,680,231
01/01/2017 to 12/31/2017	$12.59068	$14.46236	2,401,480
01/01/2018 to 12/31/2018	$14.46236	$13.07893	2,064,578

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Parametric Emerging Markets Equity Portfolio
04/02/2012 to 12/31/2012	$9.93060	$10.09679	7,479
01/01/2013 to 12/31/2013	$10.09679	$9.97769	16,110
01/01/2014 to 12/31/2014	$9.97769	$9.37728	16,733
01/01/2015 to 12/31/2015	$9.37728	$7.69942	17,448
01/01/2016 to 12/31/2016	$7.69942	$8.53030	18,337
01/01/2017 to 12/31/2017	$8.53030	$10.62981	29,004
01/01/2018 to 12/31/2018	$10.62981	$9.00807	14,412
AST Preservation Asset Allocation Portfolio
04/02/2012 to 12/31/2012	$12.41607	$12.71758	5,429,828
01/01/2013 to 12/31/2013	$12.71758	$13.69461	4,824,905
01/01/2014 to 12/31/2014	$13.69461	$14.28270	4,770,903
01/01/2015 to 12/31/2015	$14.28270	$14.10302	4,771,117
01/01/2016 to 12/31/2016	$14.10302	$14.67423	5,403,196
01/01/2017 to 12/31/2017	$14.67423	$15.93508	6,037,162
01/01/2018 to 12/31/2018	$15.93508	$15.26462	6,058,564
AST Prudential Core Bond Portfolio
04/02/2012 to 12/31/2012	$10.18717	$10.64019	0
01/01/2013 to 12/31/2013	$10.64019	$10.24854	0
01/01/2014 to 12/31/2014	$10.24854	$10.71754	0
01/01/2015 to 12/31/2015	$10.71754	$10.53923	1,024
01/01/2016 to 12/31/2016	$10.53923	$10.82942	183
01/01/2017 to 12/31/2017	$10.82942	$11.28377	80
01/01/2018 to 12/31/2018	$11.28377	$11.03436	273
AST Prudential Growth Allocation Portfolio
04/02/2012 to 12/31/2012	$10.02358	$10.12224	1,006,570
01/01/2013 to 12/31/2013	$10.12224	$11.67981	908,794
01/01/2014 to 12/31/2014	$11.67981	$12.57551	1,537,876
01/01/2015 to 12/31/2015	$12.57551	$12.32353	2,144,128
01/01/2016 to 12/31/2016	$12.32353	$13.37799	3,114,057
01/01/2017 to 12/31/2017	$13.37799	$15.31448	6,106,309
01/01/2018 to 12/31/2018	$15.31448	$13.95200	5,913,093
AST QMA Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99884	$11.69708	0
01/01/2014 to 12/31/2014	$11.69708	$13.29120	0
01/01/2015 to 12/31/2015	$13.29120	$13.30735	0
01/01/2016 to 12/31/2016	$13.30735	$14.54588	0
01/01/2017 to 12/31/2017	$14.54588	$17.41375	0
01/01/2018 to 12/31/2018	$17.41375	$15.94084	0
AST QMA US Equity Alpha Portfolio
04/02/2012 to 12/31/2012	$14.18944	$14.37843	3,213,985
01/01/2013 to 12/31/2013	$14.37843	$18.77444	2,695,646
01/01/2014 to 12/31/2014	$18.77444	$21.69801	2,432,339
01/01/2015 to 12/31/2015	$21.69801	$22.05306	2,070,601
01/01/2016 to 12/31/2016	$22.05306	$24.97319	1,850,927
01/01/2017 to 12/31/2017	$24.97319	$30.10357	1,641,725
01/01/2018 to 12/31/2018	$30.10357	$27.24112	1,409,851
AST Quantitative Modeling Portfolio
04/02/2012 to 12/31/2012	$9.85023	$9.94679	0
01/01/2013 to 12/31/2013	$9.94679	$12.00409	17,447
01/01/2014 to 12/31/2014	$12.00409	$12.60549	16,537
01/01/2015 to 12/31/2015	$12.60549	$12.44771	39,913
01/01/2016 to 12/31/2016	$12.44771	$13.04968	69,989
01/01/2017 to 12/31/2017	$13.04968	$15.20802	121,143
01/01/2018 to 12/31/2018	$15.20802	$14.01525	117,425

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST RCM World Trends Portfolio
04/02/2012 to 12/31/2012	$10.11219	$10.13781	1,208,847
01/01/2013 to 12/31/2013	$10.13781	$11.23930	1,075,643
01/01/2014 to 12/31/2014	$11.23930	$11.65145	1,047,164
01/01/2015 to 12/31/2015	$11.65145	$11.46930	988,104
01/01/2016 to 12/31/2016	$11.46930	$11.85353	1,029,666
01/01/2017 to 12/31/2017	$11.85353	$13.58528	977,838
01/01/2018 to 12/31/2018	$13.58528	$12.33556	981,054
AST Small-Cap Growth Opportunities Portfolio
04/02/2012 to 12/31/2012	$13.35502	$12.66302	4,924,697
01/01/2013 to 12/31/2013	$12.66302	$17.58140	4,045,290
01/01/2014 to 12/31/2014	$17.58140	$18.19175	3,549,857
01/01/2015 to 12/31/2015	$18.19175	$18.17646	3,140,831
01/01/2016 to 12/31/2016	$18.17646	$19.30237	2,781,597
01/01/2017 to 12/31/2017	$19.30237	$24.30313	2,483,573
01/01/2018 to 12/31/2018	$24.30313	$21.36279	2,227,050
AST Small-Cap Growth Portfolio
04/02/2012 to 12/31/2012	$25.35980	$24.32164	1,542,659
01/01/2013 to 12/31/2013	$24.32164	$32.41614	1,330,742
01/01/2014 to 12/31/2014	$32.41614	$33.18308	1,114,092
01/01/2015 to 12/31/2015	$33.18308	$32.97563	1,029,965
01/01/2016 to 12/31/2016	$32.97563	$36.44149	895,312
01/01/2017 to 12/31/2017	$36.44149	$44.52618	795,697
01/01/2018 to 12/31/2018	$44.52618	$40.21010	691,095
AST Small-Cap Value Portfolio
04/02/2012 to 12/31/2012	$25.61287	$26.08383	2,840,903
01/01/2013 to 12/31/2013	$26.08383	$35.33780	2,399,560
01/01/2014 to 12/31/2014	$35.33780	$36.67867	2,110,720
01/01/2015 to 12/31/2015	$36.67867	$34.60647	1,874,038
01/01/2016 to 12/31/2016	$34.60647	$44.08811	1,609,327
01/01/2017 to 12/31/2017	$44.08811	$46.66633	1,396,957
01/01/2018 to 12/31/2018	$46.66633	$38.15322	1,225,607
AST T. Rowe Price Asset Allocation Portfolio
04/02/2012 to 12/31/2012	$28.01209	$28.69302	3,198,085
01/01/2013 to 12/31/2013	$28.69302	$33.05369	3,045,131
01/01/2014 to 12/31/2014	$33.05369	$34.50721	3,033,107
01/01/2015 to 12/31/2015	$34.50721	$34.03841	3,090,797
01/01/2016 to 12/31/2016	$34.03841	$36.09484	2,947,259
01/01/2017 to 12/31/2017	$36.09484	$41.07424	3,094,364
01/01/2018 to 12/31/2018	$41.07424	$38.33899	2,973,482
AST T. Rowe Price Large-Cap Growth Portfolio
04/02/2012 to 12/31/2012	$19.01326	$18.35269	2,586,707
01/01/2013 to 12/31/2013	$18.35269	$26.06273	2,374,109
01/01/2014 to 12/31/2014	$26.06273	$27.84247	2,117,503
01/01/2015 to 12/31/2015	$27.84247	$30.08366	2,085,487
01/01/2016 to 12/31/2016	$30.08366	$30.46379	1,768,786
01/01/2017 to 12/31/2017	$30.46379	$41.41872	1,642,149
01/01/2018 to 12/31/2018	$41.41872	$42.41475	1,461,790
AST T. Rowe Price Large-Cap Value Portfolio
04/02/2012 to 12/31/2012	$12.61586	$12.57594	1,508,096
01/01/2013 to 12/31/2013	$12.57594	$16.69388	1,230,011
01/01/2014 to 12/31/2014	$16.69388	$16.71672	1,014,655
01/01/2015 to 12/31/2015	$16.71672	$15.48320	821,488
01/01/2016 to 12/31/2016	$15.48320	$16.20250	685,967
01/01/2017 to 12/31/2017	$16.20250	$18.62075	643,139
01/01/2018 to 12/31/2018	$18.62075	$16.57594	580,362

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Natural Resources Portfolio
04/02/2012 to 12/31/2012	$49.44659	$47.40074	955,065
01/01/2013 to 12/31/2013	$47.40074	$53.92569	760,187
01/01/2014 to 12/31/2014	$53.92569	$48.72523	662,880
01/01/2015 to 12/31/2015	$48.72523	$38.79334	572,522
01/01/2016 to 12/31/2016	$38.79334	$47.66698	528,023
01/01/2017 to 12/31/2017	$47.66698	$51.84538	419,659
01/01/2018 to 12/31/2018	$51.84538	$42.60308	357,928
AST Templeton Global Bond Portfolio
04/02/2012 to 12/31/2012	$17.62052	$18.08731	2,390,182
01/01/2013 to 12/31/2013	$18.08731	$17.16465	2,112,886
01/01/2014 to 12/31/2014	$17.16465	$17.01852	1,970,013
01/01/2015 to 12/31/2015	$17.01852	$16.00536	1,674,070
01/01/2016 to 12/31/2016	$16.00536	$16.46945	1,449,888
01/01/2017 to 12/31/2017	$16.46945	$16.57098	1,320,550
01/01/2018 to 12/31/2018	$16.57098	$16.66437	1,139,725
AST WEDGE Capital Mid-Cap Value Portfolio
04/02/2012 to 12/31/2012	$15.03481	$15.51644	1,045,623
01/01/2013 to 12/31/2013	$15.51644	$20.25854	866,148
01/01/2014 to 12/31/2014	$20.25854	$22.96503	826,133
01/01/2015 to 12/31/2015	$22.96503	$21.14709	659,342
01/01/2016 to 12/31/2016	$21.14709	$23.76990	584,751
01/01/2017 to 12/31/2017	$23.76990	$27.78102	506,216
01/01/2018 to 12/31/2018	$27.78102	$22.86353	446,219
AST Wellington Management Hedged Equity Portfolio
04/02/2012 to 12/31/2012	$10.52763	$10.44870	894,290
01/01/2013 to 12/31/2013	$10.44870	$12.41476	1,073,146
01/01/2014 to 12/31/2014	$12.41476	$12.91475	900,417
01/01/2015 to 12/31/2015	$12.91475	$12.65328	811,799
01/01/2016 to 12/31/2016	$12.65328	$13.29053	872,743
01/01/2017 to 12/31/2017	$13.29053	$14.88638	886,232
01/01/2018 to 12/31/2018	$14.88638	$13.94339	803,011
AST Western Asset Core Plus Bond Portfolio
04/02/2012 to 12/31/2012	$11.61384	$12.13428	951,592
01/01/2013 to 12/31/2013	$12.13428	$11.78576	703,842
01/01/2014 to 12/31/2014	$11.78576	$12.45714	826,728
01/01/2015 to 12/31/2015	$12.45714	$12.43466	1,235,855
01/01/2016 to 12/31/2016	$12.43466	$12.89234	1,271,409
01/01/2017 to 12/31/2017	$12.89234	$13.51423	1,300,427
01/01/2018 to 12/31/2018	$13.51423	$13.02235	2,708,965
Invesco V.I. Diversified Dividend Fund - Series I
04/02/2012 to 12/31/2012	$10.12897	$10.69616	564,209
01/01/2013 to 12/31/2013	$10.69616	$13.81972	621,929
01/01/2014 to 12/31/2014	$13.81972	$15.37423	623,494
01/01/2015 to 12/31/2015	$15.37423	$15.47224	569,906
01/01/2016 to 12/31/2016	$15.47224	$17.51607	647,457
01/01/2017 to 12/31/2017	$17.51607	$18.75257	573,203
01/01/2018 to 12/31/2018	$18.75257	$17.08832	489,561
Invesco V.I. Health Care Fund - Series I
formerly,Invesco V.I. Global Health Care Fund - Series I
04/02/2012 to 12/31/2012	$16.25430	$17.17183	1,006,460
01/01/2013 to 12/31/2013	$17.17183	$23.79596	948,579
01/01/2014 to 12/31/2014	$23.79596	$28.07775	853,138
01/01/2015 to 12/31/2015	$28.07775	$28.56030	756,829
01/01/2016 to 12/31/2016	$28.56030	$24.93384	618,755
01/01/2017 to 12/31/2017	$24.93384	$28.47692	521,773
01/01/2018 to 12/31/2018	$28.47692	$28.32992	458,085

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Mid Cap Growth Portfolio, Series I
04/27/2012* to 12/31/2012	$10.04999	$9.78279	761,755
01/01/2013 to 12/31/2013	$9.78279	$13.21634	672,946
01/01/2014 to 12/31/2014	$13.21634	$14.07858	556,578
01/01/2015 to 12/31/2015	$14.07858	$14.04890	503,128
01/01/2016 to 12/31/2016	$14.04890	$13.95742	440,226
01/01/2017 to 12/31/2017	$13.95742	$16.85791	382,817
01/01/2018 to 12/31/2018	$16.85791	$15.69253	356,979
Invesco V.I. Technology Fund - Series I
04/02/2012 to 12/31/2012	$7.02957	$6.27528	2,447,390
01/01/2013 to 12/31/2013	$6.27528	$7.74317	2,085,980
01/01/2014 to 12/31/2014	$7.74317	$8.47856	1,840,712
01/01/2015 to 12/31/2015	$8.47856	$8.92963	1,665,725
01/01/2016 to 12/31/2016	$8.92963	$8.73833	1,429,090
01/01/2017 to 12/31/2017	$8.73833	$11.64356	1,316,714
01/01/2018 to 12/31/2018	$11.64356	$11.42741	1,167,317
NVIT Emerging Markets Fund Class D
08/05/2016* to 12/31/2016	$10.12653	$9.73940	1,383,423
01/01/2017 to 12/31/2017	$9.73940	$13.54995	1,249,165
01/01/2018 to 12/31/2018	$13.54995	$10.99337	1,137,104
ProFund VP Asia 30
04/02/2012 to 12/31/2012	$19.91243	$19.80560	248,036
01/01/2013 to 12/31/2013	$19.80560	$22.45213	208,012
01/01/2014 to 12/31/2014	$22.45213	$21.79050	142,580
01/01/2015 to 12/31/2015	$21.79050	$19.47014	116,333
01/01/2016 to 12/31/2016	$19.47014	$19.32123	104,308
01/01/2017 to 12/31/2017	$19.32123	$25.31521	106,205
01/01/2018 to 12/31/2018	$25.31521	$20.31749	78,273
ProFund VP Banks
04/02/2012 to 12/31/2012	$4.81553	$4.85897	182,044
01/01/2013 to 12/31/2013	$4.85897	$6.39383	180,930
01/01/2014 to 12/31/2014	$6.39383	$6.95846	143,497
01/01/2015 to 12/31/2015	$6.95846	$6.83134	216,527
01/01/2016 to 12/31/2016	$6.83134	$8.30051	260,234
01/01/2017 to 12/31/2017	$8.30051	$9.65112	174,634
01/01/2018 to 12/31/2018	$9.65112	$7.81223	127,100
ProFund VP Basic Materials
04/02/2012 to 12/31/2012	$15.89761	$15.35508	167,807
01/01/2013 to 12/31/2013	$15.35508	$17.93081	119,789
01/01/2014 to 12/31/2014	$17.93081	$17.97792	91,384
01/01/2015 to 12/31/2015	$17.97792	$15.25833	71,184
01/01/2016 to 12/31/2016	$15.25833	$17.82729	68,009
01/01/2017 to 12/31/2017	$17.82729	$21.61392	62,624
01/01/2018 to 12/31/2018	$21.61392	$17.54671	52,739
ProFund VP Bear
04/02/2012 to 12/31/2012	$4.95656	$4.67229	551,363
01/01/2013 to 12/31/2013	$4.67229	$3.38374	636,634
01/01/2014 to 12/31/2014	$3.38374	$2.86099	623,944
01/01/2015 to 12/31/2015	$2.86099	$2.68202	1,038,810
01/01/2016 to 12/31/2016	$2.68202	$2.29932	671,924
01/01/2017 to 12/31/2017	$2.29932	$1.85983	633,729
01/01/2018 to 12/31/2018	$1.85983	$1.90796	669,576

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Biotechnology
04/02/2012 to 12/31/2012	$10.89914	$12.92186	269,610
01/01/2013 to 12/31/2013	$12.92186	$21.45816	340,641
01/01/2014 to 12/31/2014	$21.45816	$27.44729	289,710
01/01/2015 to 12/31/2015	$27.44729	$27.95618	232,535
01/01/2016 to 12/31/2016	$27.95618	$23.29908	166,982
01/01/2017 to 12/31/2017	$23.29908	$28.15255	149,164
01/01/2018 to 12/31/2018	$28.15255	$25.88312	118,305
ProFund VP Bull
04/02/2012 to 12/31/2012	$11.40497	$11.38212	904,402
01/01/2013 to 12/31/2013	$11.38212	$14.56230	736,693
01/01/2014 to 12/31/2014	$14.56230	$16.00507	877,852
01/01/2015 to 12/31/2015	$16.00507	$15.70869	463,717
01/01/2016 to 12/31/2016	$15.70869	$16.98571	389,605
01/01/2017 to 12/31/2017	$16.98571	$19.98812	483,561
01/01/2018 to 12/31/2018	$19.98812	$18.49525	390,533
ProFund VP Consumer Goods Portfolio
04/02/2012 to 12/31/2012	$13.90933	$13.94849	85,013
01/01/2013 to 12/31/2013	$13.94849	$17.66629	72,298
01/01/2014 to 12/31/2014	$17.66629	$19.20042	64,202
01/01/2015 to 12/31/2015	$19.20042	$19.71980	74,920
01/01/2016 to 12/31/2016	$19.71980	$20.13345	55,676
01/01/2017 to 12/31/2017	$20.13345	$22.84103	46,472
01/01/2018 to 12/31/2018	$22.84103	$19.18603	42,049
ProFund VP Consumer Services
04/02/2012 to 12/31/2012	$11.14834	$11.82411	126,275
01/01/2013 to 12/31/2013	$11.82411	$16.30684	99,155
01/01/2014 to 12/31/2014	$16.30684	$18.08206	40,528
01/01/2015 to 12/31/2015	$18.08206	$18.66505	43,599
01/01/2016 to 12/31/2016	$18.66505	$19.17472	28,498
01/01/2017 to 12/31/2017	$19.17472	$22.37982	27,330
01/01/2018 to 12/31/2018	$22.37982	$22.20060	26,582
ProFund VP Europe 30
04/02/2012 to 12/31/2012	$8.79930	$9.33137	735,069
01/01/2013 to 12/31/2013	$9.33137	$11.19128	633,151
01/01/2014 to 12/31/2014	$11.19128	$10.08037	376,430
01/01/2015 to 12/31/2015	$10.08037	$8.85804	332,972
01/01/2016 to 12/31/2016	$8.85804	$9.41651	315,245
01/01/2017 to 12/31/2017	$9.41651	$11.11529	253,918
01/01/2018 to 12/31/2018	$11.11529	$9.41036	199,098
ProFund VP Financials
04/02/2012 to 12/31/2012	$6.23280	$6.39948	272,844
01/01/2013 to 12/31/2013	$6.39948	$8.33405	235,274
01/01/2014 to 12/31/2014	$8.33405	$9.27875	227,330
01/01/2015 to 12/31/2015	$9.27875	$9.01213	188,297
01/01/2016 to 12/31/2016	$9.01213	$10.24771	186,290
01/01/2017 to 12/31/2017	$10.24771	$11.94269	197,412
01/01/2018 to 12/31/2018	$11.94269	$10.54657	159,876
ProFund VP Health Care
04/02/2012 to 12/31/2012	$10.07384	$10.65001	261,952
01/01/2013 to 12/31/2013	$10.65001	$14.67591	293,362
01/01/2014 to 12/31/2014	$14.67591	$17.89983	269,160
01/01/2015 to 12/31/2015	$17.89983	$18.53580	233,579
01/01/2016 to 12/31/2016	$18.53580	$17.53623	181,350
01/01/2017 to 12/31/2017	$17.53623	$20.90843	147,147
01/01/2018 to 12/31/2018	$20.90843	$21.52854	139,240

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Industrials
04/02/2012 to 12/31/2012	$13.13545	$13.31656	83,989
01/01/2013 to 12/31/2013	$13.31656	$18.14440	124,792
01/01/2014 to 12/31/2014	$18.14440	$18.88823	65,424
01/01/2015 to 12/31/2015	$18.88823	$17.98672	54,550
01/01/2016 to 12/31/2016	$17.98672	$20.84757	67,667
01/01/2017 to 12/31/2017	$20.84757	$25.16081	63,649
01/01/2018 to 12/31/2018	$25.16081	$21.63995	47,840
ProFund VP Internet
04/02/2012 to 12/31/2012	$27.65130	$28.47222	83,046
01/01/2013 to 12/31/2013	$28.47222	$42.59080	70,400
01/01/2014 to 12/31/2014	$42.59080	$42.46564	53,069
01/01/2015 to 12/31/2015	$42.46564	$50.39333	63,685
01/01/2016 to 12/31/2016	$50.39333	$52.43708	47,145
01/01/2017 to 12/31/2017	$52.43708	$70.34535	46,190
01/01/2018 to 12/31/2018	$70.34535	$72.77690	43,530
ProFund VP Japan
04/02/2012 to 12/31/2012	$7.31606	$7.41972	290,435
01/01/2013 to 12/31/2013	$7.41972	$10.84476	235,123
01/01/2014 to 12/31/2014	$10.84476	$11.03788	138,200
01/01/2015 to 12/31/2015	$11.03788	$11.51551	159,510
01/01/2016 to 12/31/2016	$11.51551	$11.40160	105,152
01/01/2017 to 12/31/2017	$11.40160	$13.31692	84,122
01/01/2018 to 12/31/2018	$13.31692	$11.60173	71,119
ProFund VP Large-Cap Growth
04/02/2012 to 12/31/2012	$12.14075	$12.01437	441,624
01/01/2013 to 12/31/2013	$12.01437	$15.47892	455,355
01/01/2014 to 12/31/2014	$15.47892	$17.23515	432,901
01/01/2015 to 12/31/2015	$17.23515	$17.63235	330,110
01/01/2016 to 12/31/2016	$17.63235	$18.25807	217,401
01/01/2017 to 12/31/2017	$18.25807	$22.55652	199,036
01/01/2018 to 12/31/2018	$22.55652	$21.82544	150,776
ProFund VP Large-Cap Value
04/02/2012 to 12/31/2012	$10.28034	$10.37797	313,222
01/01/2013 to 12/31/2013	$10.37797	$13.29165	215,935
01/01/2014 to 12/31/2014	$13.29165	$14.47835	225,191
01/01/2015 to 12/31/2015	$14.47835	$13.59965	181,526
01/01/2016 to 12/31/2016	$13.59965	$15.47906	182,768
01/01/2017 to 12/31/2017	$15.47906	$17.31345	145,746
01/01/2018 to 12/31/2018	$17.31345	$15.25579	127,100
ProFund VP Mid-Cap Growth
04/02/2012 to 12/31/2012	$14.99412	$14.97791	466,126
01/01/2013 to 12/31/2013	$14.97791	$19.27625	408,737
01/01/2014 to 12/31/2014	$19.27625	$20.12610	305,185
01/01/2015 to 12/31/2015	$20.12610	$19.90066	240,193
01/01/2016 to 12/31/2016	$19.90066	$22.14931	183,777
01/01/2017 to 12/31/2017	$22.14931	$25.83820	163,288
01/01/2018 to 12/31/2018	$25.83820	$22.42304	118,183
ProFund VP Mid-Cap Value
04/02/2012 to 12/31/2012	$14.24292	$14.56628	400,972
01/01/2013 to 12/31/2013	$14.56628	$18.98123	372,388
01/01/2014 to 12/31/2014	$18.98123	$20.62175	210,087
01/01/2015 to 12/31/2015	$20.62175	$18.66074	169,770
01/01/2016 to 12/31/2016	$18.66074	$22.87889	188,683
01/01/2017 to 12/31/2017	$22.87889	$24.95248	126,802
01/01/2018 to 12/31/2018	$24.95248	$21.33176	107,278

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP NASDAQ-100
04/02/2012 to 12/31/2012	$7.75737	$7.31221	804,125
01/01/2013 to 12/31/2013	$7.31221	$9.68106	815,942
01/01/2014 to 12/31/2014	$9.68106	$11.16877	695,837
01/01/2015 to 12/31/2015	$11.16877	$11.83336	606,463
01/01/2016 to 12/31/2016	$11.83336	$12.28132	424,463
01/01/2017 to 12/31/2017	$12.28132	$15.78785	390,905
01/01/2018 to 12/31/2018	$15.78785	$15.27466	389,705
ProFund VP Oil & Gas
04/02/2012 to 12/31/2012	$20.21200	$19.54274	450,492
01/01/2013 to 12/31/2013	$19.54274	$23.90750	337,467
01/01/2014 to 12/31/2014	$23.90750	$21.01097	302,922
01/01/2015 to 12/31/2015	$21.01097	$15.87470	243,704
01/01/2016 to 12/31/2016	$15.87470	$19.43860	263,612
01/01/2017 to 12/31/2017	$19.43860	$18.55872	191,496
01/01/2018 to 12/31/2018	$18.55872	$14.59704	174,734
ProFund VP Pharmaceuticals
04/02/2012 to 12/31/2012	$9.09392	$9.67547	110,208
01/01/2013 to 12/31/2013	$9.67547	$12.55733	93,992
01/01/2014 to 12/31/2014	$12.55733	$14.77853	128,103
01/01/2015 to 12/31/2015	$14.77853	$15.21909	92,771
01/01/2016 to 12/31/2016	$15.21909	$14.44629	68,380
01/01/2017 to 12/31/2017	$14.44629	$15.71996	43,537
01/01/2018 to 12/31/2018	$15.71996	$14.53796	43,423
ProFund VP Precious Metals
04/02/2012 to 12/31/2012	$17.41630	$15.11855	773,197
01/01/2013 to 12/31/2013	$15.11855	$9.25028	569,501
01/01/2014 to 12/31/2014	$9.25028	$6.94397	508,827
01/01/2015 to 12/31/2015	$6.94397	$4.59742	441,937
01/01/2016 to 12/31/2016	$4.59742	$7.06359	440,462
01/01/2017 to 12/31/2017	$7.06359	$7.33255	375,893
01/01/2018 to 12/31/2018	$7.33255	$6.25559	318,802
ProFund VP Real Estate
04/02/2012 to 12/31/2012	$19.53884	$20.41077	168,090
01/01/2013 to 12/31/2013	$20.41077	$20.14362	122,601
01/01/2014 to 12/31/2014	$20.14362	$24.83043	126,003
01/01/2015 to 12/31/2015	$24.83043	$24.56213	89,163
01/01/2016 to 12/31/2016	$24.56213	$25.60553	79,902
01/01/2017 to 12/31/2017	$25.60553	$27.28029	65,677
01/01/2018 to 12/31/2018	$27.28029	$25.36395	64,689
ProFund VP Rising Rates Opportunity
04/02/2012 to 12/31/2012	$2.70480	$2.29514	612,803
01/01/2013 to 12/31/2013	$2.29514	$2.63584	1,047,027
01/01/2014 to 12/31/2014	$2.63584	$1.81244	837,835
01/01/2015 to 12/31/2015	$1.81244	$1.75868	582,960
01/01/2016 to 12/31/2016	$1.75868	$1.64466	582,981
01/01/2017 to 12/31/2017	$1.64466	$1.42863	474,693
01/01/2018 to 12/31/2018	$1.42863	$1.46713	477,870
ProFund VP Semiconductor
04/02/2012 to 12/31/2012	$7.25104	$5.92511	59,110
01/01/2013 to 12/31/2013	$5.92511	$7.79782	53,730
01/01/2014 to 12/31/2014	$7.79782	$10.34349	144,359
01/01/2015 to 12/31/2015	$10.34349	$9.90535	67,830
01/01/2016 to 12/31/2016	$9.90535	$12.47326	66,575
01/01/2017 to 12/31/2017	$12.47326	$16.67208	78,532
01/01/2018 to 12/31/2018	$16.67208	$14.75544	48,913

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Short Mid-Cap
04/02/2012 to 12/31/2012	$3.73475	$3.45054	26,619
01/01/2013 to 12/31/2013	$3.45054	$2.45983	15,178
01/01/2014 to 12/31/2014	$2.45983	$2.12371	24,192
01/01/2015 to 12/31/2015	$2.12371	$2.05816	49,228
01/01/2016 to 12/31/2016	$2.05816	$1.61971	148,266
01/01/2017 to 12/31/2017	$1.61971	$1.35982	12,280
01/01/2018 to 12/31/2018	$1.35982	$1.48777	45,503
ProFund VP Short NASDAQ-100
04/02/2012 to 12/31/2012	$2.38077	$2.36279	315,374
01/01/2013 to 12/31/2013	$2.36279	$1.64460	227,563
01/01/2014 to 12/31/2014	$1.64460	$1.30729	221,471
01/01/2015 to 12/31/2015	$1.30729	$1.12079	444,706
01/01/2016 to 12/31/2016	$1.12079	$0.99393	404,277
01/01/2017 to 12/31/2017	$0.99393	$0.73255	224,573
01/01/2018 to 12/31/2018	$0.73255	$0.70128	209,695
ProFund VP Short Small-Cap
04/02/2012 to 12/31/2012	$3.62131	$3.35238	80,090
01/01/2013 to 12/31/2013	$3.35238	$2.27251	24,418
01/01/2014 to 12/31/2014	$2.27251	$2.03386	87,144
01/01/2015 to 12/31/2015	$2.03386	$1.98897	60,155
01/01/2016 to 12/31/2016	$1.98897	$1.53767	36,292
01/01/2017 to 12/31/2017	$1.53767	$1.30091	16,993
01/01/2018 to 12/31/2018	$1.30091	$1.41593	143,397
ProFund VP Small-Cap Growth
04/02/2012 to 12/31/2012	$15.71368	$15.61158	459,225
01/01/2013 to 12/31/2013	$15.61158	$21.61571	509,715
01/01/2014 to 12/31/2014	$21.61571	$21.77626	305,003
01/01/2015 to 12/31/2015	$21.77626	$21.72319	246,897
01/01/2016 to 12/31/2016	$21.72319	$25.75396	203,757
01/01/2017 to 12/31/2017	$25.75396	$28.68774	139,893
01/01/2018 to 12/31/2018	$28.68774	$26.65814	106,653
ProFund VP Small-Cap Value
04/02/2012 to 12/31/2012	$12.71074	$12.83519	301,394
01/01/2013 to 12/31/2013	$12.83519	$17.42360	229,804
01/01/2014 to 12/31/2014	$17.42360	$18.17846	175,286
01/01/2015 to 12/31/2015	$18.17846	$16.44019	118,922
01/01/2016 to 12/31/2016	$16.44019	$20.87537	145,258
01/01/2017 to 12/31/2017	$20.87537	$22.58294	101,519
01/01/2018 to 12/31/2018	$22.58294	$19.09991	108,946
ProFund VP Technology
04/02/2012 to 12/31/2012	$6.64832	$5.91023	351,310
01/01/2013 to 12/31/2013	$5.91023	$7.29569	285,647
01/01/2014 to 12/31/2014	$7.29569	$8.49662	229,910
01/01/2015 to 12/31/2015	$8.49662	$8.57888	263,187
01/01/2016 to 12/31/2016	$8.57888	$9.50323	246,734
01/01/2017 to 12/31/2017	$9.50323	$12.66758	236,084
01/01/2018 to 12/31/2018	$12.66758	$12.20261	232,878
ProFund VP Telecommunications
04/02/2012 to 12/31/2012	$5.28453	$5.87296	168,246
01/01/2013 to 12/31/2013	$5.87296	$6.48963	103,745
01/01/2014 to 12/31/2014	$6.48963	$6.43497	84,708
01/01/2015 to 12/31/2015	$6.43497	$6.44143	61,881
01/01/2016 to 12/31/2016	$6.44143	$7.72698	132,673
01/01/2017 to 12/31/2017	$7.72698	$7.45734	62,128
01/01/2018 to 12/31/2018	$7.45734	$6.24185	54,917

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP U.S. Government Plus
04/02/2012 to 12/31/2012	$17.72375	$19.55408	302,800
01/01/2013 to 12/31/2013	$19.55408	$15.59525	196,008
01/01/2014 to 12/31/2014	$15.59525	$20.97283	215,068
01/01/2015 to 12/31/2015	$20.97283	$19.51259	205,939
01/01/2016 to 12/31/2016	$19.51259	$19.18100	143,935
01/01/2017 to 12/31/2017	$19.18100	$20.70758	90,603
01/01/2018 to 12/31/2018	$20.70758	$19.30891	99,674
ProFund VP UltraBull
04/02/2012 to 12/31/2012	$6.58712	$6.59191	433,163
01/01/2013 to 12/31/2013	$6.59191	$10.92279	438,877
01/01/2014 to 12/31/2014	$10.92279	$13.27270	362,615
01/01/2015 to 12/31/2015	$13.27270	$12.70956	254,644
01/01/2016 to 12/31/2016	$12.70956	$14.86314	256,564
01/01/2017 to 12/31/2017	$14.86314	$20.66725	230,313
01/01/2018 to 12/31/2018	$20.66725	$17.21665	186,965
ProFund VP UltraMid-Cap
04/02/2012 to 12/31/2012	$13.52432	$13.76824	289,162
01/01/2013 to 12/31/2013	$13.76824	$23.16168	222,686
01/01/2014 to 12/31/2014	$23.16168	$26.34124	248,155
01/01/2015 to 12/31/2015	$26.34124	$23.59630	220,263
01/01/2016 to 12/31/2016	$23.59630	$32.08770	214,142
01/01/2017 to 12/31/2017	$32.08770	$40.77052	118,805
01/01/2018 to 12/31/2018	$40.77052	$29.43561	69,670
ProFund VP UltraNASDAQ-100
04/02/2012 to 12/31/2012	$1.82855	$1.62619	7,106,264
01/01/2013 to 12/31/2013	$1.62619	$2.87085	5,839,205
01/01/2014 to 12/31/2014	$2.87085	$3.84513	4,192,861
01/01/2015 to 12/31/2015	$3.84513	$4.30699	3,600,780
01/01/2016 to 12/31/2016	$4.30699	$4.61307	2,571,753
01/01/2017 to 12/31/2017	$4.61307	$7.65691	2,257,574
01/01/2018 to 12/31/2018	$7.65691	$6.82195	1,903,509
ProFund VP UltraSmall-Cap
04/02/2012 to 12/31/2012	$8.68328	$8.67698	352,295
01/01/2013 to 12/31/2013	$8.67698	$15.96970	310,553
01/01/2014 to 12/31/2014	$15.96970	$16.59306	235,139
01/01/2015 to 12/31/2015	$16.59306	$14.23782	168,071
01/01/2016 to 12/31/2016	$14.23782	$19.59741	156,909
01/01/2017 to 12/31/2017	$19.59741	$24.19325	139,145
01/01/2018 to 12/31/2018	$24.19325	$17.42346	121,208
ProFund VP Utilities
04/02/2012 to 12/31/2012	$11.55964	$11.60869	391,285
01/01/2013 to 12/31/2013	$11.60869	$12.97004	324,139
01/01/2014 to 12/31/2014	$12.97004	$16.09872	380,357
01/01/2015 to 12/31/2015	$16.09872	$14.85695	265,822
01/01/2016 to 12/31/2016	$14.85695	$16.85807	241,042
01/01/2017 to 12/31/2017	$16.85807	$18.39135	220,481
01/01/2018 to 12/31/2018	$18.39135	$18.65545	206,123
PSF SP International Growth Portfolio
formerly,Prudential SP International Growth Portfolio
04/02/2012 to 12/31/2012	$12.45581	$12.82170	236,053
01/01/2013 to 12/31/2013	$12.82170	$15.02756	211,079
01/01/2014 to 12/31/2014	$15.02756	$13.97042	165,203
01/01/2015 to 12/31/2015	$13.97042	$14.23859	145,062
01/01/2016 to 12/31/2016	$14.23859	$13.53676	117,774
01/01/2017 to 12/31/2017	$13.53676	$18.12799	117,853
01/01/2018 to 12/31/2018	$18.12799	$15.58293	98,325

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Wells Fargo VT International Equity Fund - Class 1
04/02/2012 to 12/31/2012	$14.25064	$14.40065	412,613
01/01/2013 to 12/31/2013	$14.40065	$17.03009	327,425
01/01/2014 to 12/31/2014	$17.03009	$15.90157	282,142
01/01/2015 to 12/31/2015	$15.90157	$16.03890	271,049
01/01/2016 to 12/31/2016	$16.03890	$16.32959	209,982
01/01/2017 to 12/31/2017	$16.32959	$20.10407	198,982
01/01/2018 to 12/31/2018	$20.10407	$16.47931	179,424
Wells Fargo VT Omega Growth Fund - Class 1
04/02/2012 to 12/31/2012	$11.51049	$11.38028	775,472
01/01/2013 to 12/31/2013	$11.38028	$15.73369	659,475
01/01/2014 to 12/31/2014	$15.73369	$16.14756	556,109
01/01/2015 to 12/31/2015	$16.14756	$16.17955	506,361
01/01/2016 to 12/31/2016	$16.17955	$16.07593	423,400
01/01/2017 to 12/31/2017	$16.07593	$21.39200	373,484
01/01/2018 to 12/31/2018	$21.39200	$21.20034	322,384
Wells Fargo VT Small Cap Growth Fund - Class 1
04/02/2012 to 12/31/2012	$13.36308	$12.32913	429,179
01/01/2013 to 12/31/2013	$12.32913	$18.30239	361,409
01/01/2014 to 12/31/2014	$18.30239	$17.74397	302,822
01/01/2015 to 12/31/2015	$17.74397	$17.03453	280,595
01/01/2016 to 12/31/2016	$17.03453	$18.15784	226,641
01/01/2017 to 12/31/2017	$18.15784	$22.58425	196,413
01/01/2018 to 12/31/2018	$22.58425	$22.59456	180,254
*Denotes the start date of these sub-accounts

ASAP III
Prudential Annuities Life Assurance Corporation
Statement of Additional Information
ACCUMULATION UNIT VALUES: With Combo 5%/HAV 80 bps Cliff M&E (1.45%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
04/02/2012 to 12/31/2012	$14.05839	$14.40546	2,180
01/01/2013 to 12/31/2013	$14.40546	$15.61266	2,340
01/01/2014 to 12/31/2014	$15.61266	$15.97383	2,320
01/01/2015 to 12/31/2015	$15.97383	$15.23550	2,016
01/01/2016 to 12/31/2016	$15.23550	$15.96631	1,955
01/01/2017 to 12/31/2017	$15.96631	$17.71563	213,634
01/01/2018 to 12/31/2018	$17.71563	$16.03713	191,239
AST Advanced Strategies Portfolio
04/02/2012 to 12/31/2012	$15.03532	$15.43591	10,174
01/01/2013 to 12/31/2013	$15.43591	$17.73076	6,222
01/01/2014 to 12/31/2014	$17.73076	$18.54093	6,168
01/01/2015 to 12/31/2015	$18.54093	$18.41874	5,933
01/01/2016 to 12/31/2016	$18.41874	$19.44215	4,165
01/01/2017 to 12/31/2017	$19.44215	$22.40420	269,309
01/01/2018 to 12/31/2018	$22.40420	$20.77798	291,362
AST AQR Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99880	$11.65345	0
01/01/2014 to 12/31/2014	$11.65345	$12.99683	0
01/01/2015 to 12/31/2015	$12.99683	$13.02954	0
01/01/2016 to 12/31/2016	$13.02954	$14.21532	0
01/01/2017 to 12/31/2017	$14.21532	$17.11078	0
01/01/2018 to 12/31/2018	$17.11078	$15.48975	0
AST Balanced Asset Allocation Portfolio
04/02/2012 to 12/31/2012	$14.27831	$14.44291	230
01/01/2013 to 12/31/2013	$14.44291	$16.74538	3,006
01/01/2014 to 12/31/2014	$16.74538	$17.57885	2,980
01/01/2015 to 12/31/2015	$17.57885	$17.40646	2,954
01/01/2016 to 12/31/2016	$17.40646	$18.23504	214
01/01/2017 to 12/31/2017	$18.23504	$20.65002	659,026
01/01/2018 to 12/31/2018	$20.65002	$19.34489	832,772
AST BlackRock Global Strategies Portfolio
04/02/2012 to 12/31/2012	$9.83579	$10.12248	5,914
01/01/2013 to 12/31/2013	$10.12248	$11.05845	4,104
01/01/2014 to 12/31/2014	$11.05845	$11.43155	4,073
01/01/2015 to 12/31/2015	$11.43155	$10.92772	4,040
01/01/2016 to 12/31/2016	$10.92772	$11.51917	0
01/01/2017 to 12/31/2017	$11.51917	$12.78423	71,040
01/01/2018 to 12/31/2018	$12.78423	$11.93277	41,573
AST BlackRock Low Duration Bond Portfolio
04/02/2012 to 12/31/2012	$10.96527	$11.20709	543
01/01/2013 to 12/31/2013	$11.20709	$10.80435	638
01/01/2014 to 12/31/2014	$10.80435	$10.63748	188
01/01/2015 to 12/31/2015	$10.63748	$10.53398	185
01/01/2016 to 12/31/2016	$10.53398	$10.55175	192
01/01/2017 to 12/31/2017	$10.55175	$10.57674	35,833
01/01/2018 to 12/31/2018	$10.57674	$10.50020	45,311

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST BlackRock/Loomis Sayles Bond Portfolio
04/02/2012 to 12/31/2012	$12.27484	$12.90561	10,044
01/01/2013 to 12/31/2013	$12.90561	$12.48478	6,046
01/01/2014 to 12/31/2014	$12.48478	$12.82441	5,649
01/01/2015 to 12/31/2015	$12.82441	$12.37205	5,750
01/01/2016 to 12/31/2016	$12.37205	$12.70850	4,343
01/01/2017 to 12/31/2017	$12.70850	$13.07105	424,426
01/01/2018 to 12/31/2018	$13.07105	$12.79546	409,721
AST Capital Growth Asset Allocation Portfolio
04/02/2012 to 12/31/2012	$14.83753	$14.88548	11,514
01/01/2013 to 12/31/2013	$14.88548	$17.99682	7,030
01/01/2014 to 12/31/2014	$17.99682	$18.97650	6,525
01/01/2015 to 12/31/2015	$18.97650	$18.80107	6,456
01/01/2016 to 12/31/2016	$18.80107	$19.79575	9,850
01/01/2017 to 12/31/2017	$19.79575	$22.99968	412,390
01/01/2018 to 12/31/2018	$22.99968	$21.25514	517,892
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99880	$11.68327	0
01/01/2014 to 12/31/2014	$11.68327	$13.08084	0
01/01/2015 to 12/31/2015	$13.08084	$12.43077	0
01/01/2016 to 12/31/2016	$12.43077	$14.07561	0
01/01/2017 to 12/31/2017	$14.07561	$16.42486	15,922
01/01/2018 to 12/31/2018	$16.42486	$15.41414	16,169
AST Cohen & Steers Realty Portfolio
04/02/2012 to 12/31/2012	$21.40782	$22.06904	76
01/01/2013 to 12/31/2013	$22.06904	$22.43055	81
01/01/2014 to 12/31/2014	$22.43055	$28.93892	65
01/01/2015 to 12/31/2015	$28.93892	$29.90074	62
01/01/2016 to 12/31/2016	$29.90074	$30.88687	63
01/01/2017 to 12/31/2017	$30.88687	$32.34123	3,380
01/01/2018 to 12/31/2018	$32.34123	$30.35441	5,619
AST Fidelity Institutional AM® Quantitative Portfolio
formerly,AST FI Pyramis® Quantitative Portfolio
04/02/2012 to 12/31/2012	$14.41244	$14.72950	6,180
01/01/2013 to 12/31/2013	$14.72950	$16.65858	895
01/01/2014 to 12/31/2014	$16.65858	$16.93441	892
01/01/2015 to 12/31/2015	$16.93441	$16.85425	878
01/01/2016 to 12/31/2016	$16.85425	$17.31680	863
01/01/2017 to 12/31/2017	$17.31680	$19.87745	154,659
01/01/2018 to 12/31/2018	$19.87745	$18.07069	202,157
AST Global Real Estate Portfolio
04/02/2012 to 12/31/2012	$17.45656	$19.38643	276
01/01/2013 to 12/31/2013	$19.38643	$19.93595	394
01/01/2014 to 12/31/2014	$19.93595	$22.38234	371
01/01/2015 to 12/31/2015	$22.38234	$22.03804	373
01/01/2016 to 12/31/2016	$22.03804	$21.91354	0
01/01/2017 to 12/31/2017	$21.91354	$23.94767	8,372
01/01/2018 to 12/31/2018	$23.94767	$22.48719	8,797
AST Goldman Sachs Large-Cap Value Portfolio
04/02/2012 to 12/31/2012	$14.47228	$14.97220	523
01/01/2013 to 12/31/2013	$14.97220	$19.70437	602
01/01/2014 to 12/31/2014	$19.70437	$21.96887	581
01/01/2015 to 12/31/2015	$21.96887	$20.64977	1,127
01/01/2016 to 12/31/2016	$20.64977	$22.69974	504
01/01/2017 to 12/31/2017	$22.69974	$24.55197	67,534
01/01/2018 to 12/31/2018	$24.55197	$22.13093	58,982

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Goldman Sachs Mid-Cap Growth Portfolio
04/02/2012 to 12/31/2012	$17.93946	$18.02411	948
01/01/2013 to 12/31/2013	$18.02411	$23.48091	922
01/01/2014 to 12/31/2014	$23.48091	$25.80802	568
01/01/2015 to 12/31/2015	$25.80802	$23.98772	584
01/01/2016 to 12/31/2016	$23.98772	$24.02937	248
01/01/2017 to 12/31/2017	$24.02937	$30.09747	46,827
01/01/2018 to 12/31/2018	$30.09747	$28.36881	49,654
AST Goldman Sachs Multi-Asset Portfolio
04/02/2012 to 12/31/2012	$13.89979	$13.93865	0
01/01/2013 to 12/31/2013	$13.93865	$15.08564	0
01/01/2014 to 12/31/2014	$15.08564	$15.46773	0
01/01/2015 to 12/31/2015	$15.46773	$15.10478	0
01/01/2016 to 12/31/2016	$15.10478	$15.66874	0
01/01/2017 to 12/31/2017	$15.66874	$17.33892	205,304
01/01/2018 to 12/31/2018	$17.33892	$15.88023	251,261
AST Goldman Sachs Small-Cap Value Portfolio
04/02/2012 to 12/31/2012	$17.97732	$18.21976	662
01/01/2013 to 12/31/2013	$18.21976	$24.92467	555
01/01/2014 to 12/31/2014	$24.92467	$26.33127	336
01/01/2015 to 12/31/2015	$26.33127	$24.52367	409
01/01/2016 to 12/31/2016	$24.52367	$30.04469	361
01/01/2017 to 12/31/2017	$30.04469	$33.21896	25,882
01/01/2018 to 12/31/2018	$33.21896	$28.13064	32,694
AST Government Money Market Portfolio
04/02/2012 to 12/31/2012	$9.59292	$9.48932	4,146
01/01/2013 to 12/31/2013	$9.48932	$9.35139	1,741
01/01/2014 to 12/31/2014	$9.35139	$9.21607	26,616
01/01/2015 to 12/31/2015	$9.21607	$9.08227	13,817
01/01/2016 to 12/31/2016	$9.08227	$8.95090	2,002
01/01/2017 to 12/31/2017	$8.95090	$8.85147	41,349
01/01/2018 to 12/31/2018	$8.85147	$8.83584	88,957
AST High Yield Portfolio
04/02/2012 to 12/31/2012	$14.95289	$16.04234	9,037
01/01/2013 to 12/31/2013	$16.04234	$16.94488	13,411
01/01/2014 to 12/31/2014	$16.94488	$17.12636	278
01/01/2015 to 12/31/2015	$17.12636	$16.27662	6,452
01/01/2016 to 12/31/2016	$16.27662	$18.51075	261
01/01/2017 to 12/31/2017	$18.51075	$19.60602	34,979
01/01/2018 to 12/31/2018	$19.60602	$18.93642	34,910
AST Hotchkis & Wiley Large-Cap Value Portfolio
04/02/2012 to 12/31/2012	$15.02273	$15.51082	0
01/01/2013 to 12/31/2013	$15.51082	$21.37907	0
01/01/2014 to 12/31/2014	$21.37907	$23.96539	0
01/01/2015 to 12/31/2015	$23.96539	$21.76727	0
01/01/2016 to 12/31/2016	$21.76727	$25.71834	933
01/01/2017 to 12/31/2017	$25.71834	$30.21090	15,814
01/01/2018 to 12/31/2018	$30.21090	$25.55720	18,519
AST International Growth Portfolio
04/02/2012 to 12/31/2012	$15.02132	$15.30804	662
01/01/2013 to 12/31/2013	$15.30804	$17.96101	620
01/01/2014 to 12/31/2014	$17.96101	$16.72271	675
01/01/2015 to 12/31/2015	$16.72271	$16.99908	648
01/01/2016 to 12/31/2016	$16.99908	$16.12010	723
01/01/2017 to 12/31/2017	$16.12010	$21.51511	17,298
01/01/2018 to 12/31/2018	$21.51511	$18.37506	18,598

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST International Value Portfolio
04/02/2012 to 12/31/2012	$13.90274	$14.27443	0
01/01/2013 to 12/31/2013	$14.27443	$16.80592	0
01/01/2014 to 12/31/2014	$16.80592	$15.45204	0
01/01/2015 to 12/31/2015	$15.45204	$15.35243	0
01/01/2016 to 12/31/2016	$15.35243	$15.21805	0
01/01/2017 to 12/31/2017	$15.21805	$18.41932	22,999
01/01/2018 to 12/31/2018	$18.41932	$15.22190	30,689
AST Investment Grade Bond Portfolio
04/02/2012 to 12/31/2012	$13.38884	$14.21055	7,000
01/01/2013 to 12/31/2013	$14.21055	$13.55893	3,285
01/01/2014 to 12/31/2014	$13.55893	$14.26152	2,091
01/01/2015 to 12/31/2015	$14.26152	$14.21954	2,521
01/01/2016 to 12/31/2016	$14.21954	$14.60293	2,936
01/01/2017 to 12/31/2017	$14.60293	$15.01233	548,421
01/01/2018 to 12/31/2018	$15.01233	$14.75401	2,219,031
AST J.P. Morgan Global Thematic Portfolio
04/02/2012 to 12/31/2012	$15.00531	$15.13238	0
01/01/2013 to 12/31/2013	$15.13238	$17.34108	0
01/01/2014 to 12/31/2014	$17.34108	$18.17726	0
01/01/2015 to 12/31/2015	$18.17726	$17.72606	0
01/01/2016 to 12/31/2016	$17.72606	$18.38094	0
01/01/2017 to 12/31/2017	$18.38094	$21.18657	103,317
01/01/2018 to 12/31/2018	$21.18657	$19.33870	94,414
AST J.P. Morgan International Equity Portfolio
04/02/2012 to 12/31/2012	$14.76295	$15.50339	0
01/01/2013 to 12/31/2013	$15.50339	$17.62553	0
01/01/2014 to 12/31/2014	$17.62553	$16.26429	0
01/01/2015 to 12/31/2015	$16.26429	$15.58049	0
01/01/2016 to 12/31/2016	$15.58049	$15.65166	0
01/01/2017 to 12/31/2017	$15.65166	$19.99616	48,190
01/01/2018 to 12/31/2018	$19.99616	$16.26242	43,463
AST J.P. Morgan Strategic Opportunities Portfolio
04/02/2012 to 12/31/2012	$13.03613	$13.35596	1,126
01/01/2013 to 12/31/2013	$13.35596	$14.61442	4,714
01/01/2014 to 12/31/2014	$14.61442	$15.18731	4,338
01/01/2015 to 12/31/2015	$15.18731	$14.93978	4,115
01/01/2016 to 12/31/2016	$14.93978	$15.28867	646
01/01/2017 to 12/31/2017	$15.28867	$16.89703	176,725
01/01/2018 to 12/31/2018	$16.89703	$15.79718	137,024
AST Jennison Large-Cap Growth Portfolio
04/02/2012 to 12/31/2012	$13.39629	$12.71633	0
01/01/2013 to 12/31/2013	$12.71633	$17.10531	0
01/01/2014 to 12/31/2014	$17.10531	$18.45945	0
01/01/2015 to 12/31/2015	$18.45945	$20.12637	0
01/01/2016 to 12/31/2016	$20.12637	$19.54470	0
01/01/2017 to 12/31/2017	$19.54470	$26.16352	8,289
01/01/2018 to 12/31/2018	$26.16352	$25.36669	14,203
AST Loomis Sayles Large-Cap Growth Portfolio
04/02/2012 to 12/31/2012	$17.11543	$16.28062	0
01/01/2013 to 12/31/2013	$16.28062	$21.91871	0
01/01/2014 to 12/31/2014	$21.91871	$23.88844	880
01/01/2015 to 12/31/2015	$23.88844	$25.91320	789
01/01/2016 to 12/31/2016	$25.91320	$26.96231	318
01/01/2017 to 12/31/2017	$26.96231	$35.33842	33,933
01/01/2018 to 12/31/2018	$35.33842	$33.88731	31,917

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST MFS Global Equity Portfolio
04/02/2012 to 12/31/2012	$16.26027	$17.16141	924
01/01/2013 to 12/31/2013	$17.16141	$21.58621	980
01/01/2014 to 12/31/2014	$21.58621	$22.04553	749
01/01/2015 to 12/31/2015	$22.04553	$21.40744	751
01/01/2016 to 12/31/2016	$21.40744	$22.59808	178
01/01/2017 to 12/31/2017	$22.59808	$27.58078	26,179
01/01/2018 to 12/31/2018	$27.58078	$24.58233	28,804
AST MFS Growth Portfolio
04/02/2012 to 12/31/2012	$15.40287	$15.33198	510
01/01/2013 to 12/31/2013	$15.33198	$20.65597	452
01/01/2014 to 12/31/2014	$20.65597	$22.12961	184
01/01/2015 to 12/31/2015	$22.12961	$23.38537	170
01/01/2016 to 12/31/2016	$23.38537	$23.48749	169
01/01/2017 to 12/31/2017	$23.48749	$30.25593	23,112
01/01/2018 to 12/31/2018	$30.25593	$30.45591	25,696
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99880	$10.20448	0
01/01/2013 to 12/31/2013	$10.20448	$13.52650	0
01/01/2014 to 12/31/2014	$13.52650	$14.69236	0
01/01/2015 to 12/31/2015	$14.69236	$14.37452	0
01/01/2016 to 12/31/2016	$14.37452	$16.07120	0
01/01/2017 to 12/31/2017	$16.07120	$18.58516	9,313
01/01/2018 to 12/31/2018	$18.58516	$16.45520	7,260
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
04/02/2012 to 12/31/2012	$18.22429	$18.58806	270
01/01/2013 to 12/31/2013	$18.58806	$26.01373	213
01/01/2014 to 12/31/2014	$26.01373	$29.28978	193
01/01/2015 to 12/31/2015	$29.28978	$27.23801	250
01/01/2016 to 12/31/2016	$27.23801	$31.73734	227
01/01/2017 to 12/31/2017	$31.73734	$35.59132	18,355
01/01/2018 to 12/31/2018	$35.59132	$29.30530	21,619
AST New Discovery Asset Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99880	$10.33798	0
01/01/2013 to 12/31/2013	$10.33798	$12.11508	0
01/01/2014 to 12/31/2014	$12.11508	$12.55296	0
01/01/2015 to 12/31/2015	$12.55296	$12.21738	0
01/01/2016 to 12/31/2016	$12.21738	$12.56089	0
01/01/2017 to 12/31/2017	$12.56089	$14.42086	29,830
01/01/2018 to 12/31/2018	$14.42086	$13.03473	56,576
AST Parametric Emerging Markets Equity Portfolio
04/02/2012 to 12/31/2012	$16.08642	$16.34933	0
01/01/2013 to 12/31/2013	$16.34933	$16.14818	0
01/01/2014 to 12/31/2014	$16.14818	$15.16880	0
01/01/2015 to 12/31/2015	$15.16880	$12.44838	0
01/01/2016 to 12/31/2016	$12.44838	$13.78468	0
01/01/2017 to 12/31/2017	$13.78468	$17.16874	45,311
01/01/2018 to 12/31/2018	$17.16874	$14.54192	33,620
AST Preservation Asset Allocation Portfolio
04/02/2012 to 12/31/2012	$13.43044	$13.75126	240
01/01/2013 to 12/31/2013	$13.75126	$14.80021	254
01/01/2014 to 12/31/2014	$14.80021	$15.42794	252
01/01/2015 to 12/31/2015	$15.42794	$15.22608	248
01/01/2016 to 12/31/2016	$15.22608	$15.83488	242
01/01/2017 to 12/31/2017	$15.83488	$17.18667	592,750
01/01/2018 to 12/31/2018	$17.18667	$16.45508	514,201

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Prudential Core Bond Portfolio
04/02/2012 to 12/31/2012	$10.18489	$10.63379	0
01/01/2013 to 12/31/2013	$10.63379	$10.23720	0
01/01/2014 to 12/31/2014	$10.23720	$10.70023	0
01/01/2015 to 12/31/2015	$10.70023	$10.51684	0
01/01/2016 to 12/31/2016	$10.51684	$10.80093	1,404
01/01/2017 to 12/31/2017	$10.80093	$11.24833	30,678
01/01/2018 to 12/31/2018	$11.24833	$10.99421	43,925
AST Prudential Growth Allocation Portfolio
04/02/2012 to 12/31/2012	$14.58989	$14.72797	11,725
01/01/2013 to 12/31/2013	$14.72797	$16.98570	9,653
01/01/2014 to 12/31/2014	$16.98570	$18.27897	9,557
01/01/2015 to 12/31/2015	$18.27897	$17.90358	11,474
01/01/2016 to 12/31/2016	$17.90358	$19.42551	13,301
01/01/2017 to 12/31/2017	$19.42551	$22.22609	872,597
01/01/2018 to 12/31/2018	$22.22609	$20.23841	970,346
AST QMA Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99880	$11.69306	0
01/01/2014 to 12/31/2014	$11.69306	$13.27988	0
01/01/2015 to 12/31/2015	$13.27988	$13.28923	0
01/01/2016 to 12/31/2016	$13.28923	$14.51867	0
01/01/2017 to 12/31/2017	$14.51867	$17.37243	0
01/01/2018 to 12/31/2018	$17.37243	$15.89493	238
AST QMA US Equity Alpha Portfolio
04/02/2012 to 12/31/2012	$17.18453	$17.40683	150
01/01/2013 to 12/31/2013	$17.40683	$22.71732	173
01/01/2014 to 12/31/2014	$22.71732	$26.24172	161
01/01/2015 to 12/31/2015	$26.24172	$26.65747	221
01/01/2016 to 12/31/2016	$26.65747	$30.17195	1,604
01/01/2017 to 12/31/2017	$30.17195	$36.35205	15,276
01/01/2018 to 12/31/2018	$36.35205	$32.87871	21,391
AST Quantitative Modeling Portfolio
04/02/2012 to 12/31/2012	$9.84570	$9.93848	0
01/01/2013 to 12/31/2013	$9.93848	$11.98816	0
01/01/2014 to 12/31/2014	$11.98816	$12.58230	0
01/01/2015 to 12/31/2015	$12.58230	$12.41851	0
01/01/2016 to 12/31/2016	$12.41851	$13.01243	0
01/01/2017 to 12/31/2017	$13.01243	$15.15701	0
01/01/2018 to 12/31/2018	$15.15701	$13.96104	0
AST RCM World Trends Portfolio
04/02/2012 to 12/31/2012	$13.87497	$13.90493	0
01/01/2013 to 12/31/2013	$13.90493	$15.40787	0
01/01/2014 to 12/31/2014	$15.40787	$15.96490	0
01/01/2015 to 12/31/2015	$15.96490	$15.70721	2,779
01/01/2016 to 12/31/2016	$15.70721	$16.22525	0
01/01/2017 to 12/31/2017	$16.22525	$18.58625	374,801
01/01/2018 to 12/31/2018	$18.58625	$16.86784	282,122
AST Small-Cap Growth Opportunities Portfolio
04/02/2012 to 12/31/2012	$18.20710	$17.25717	308
01/01/2013 to 12/31/2013	$17.25717	$23.94780	335
01/01/2014 to 12/31/2014	$23.94780	$24.76663	346
01/01/2015 to 12/31/2015	$24.76663	$24.73336	328
01/01/2016 to 12/31/2016	$24.73336	$26.25220	0
01/01/2017 to 12/31/2017	$26.25220	$33.03673	17,384
01/01/2018 to 12/31/2018	$33.03673	$29.02497	17,987

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Small-Cap Growth Portfolio
04/02/2012 to 12/31/2012	$19.95377	$19.12968	0
01/01/2013 to 12/31/2013	$19.12968	$25.48345	0
01/01/2014 to 12/31/2014	$25.48345	$26.07311	0
01/01/2015 to 12/31/2015	$26.07311	$25.89686	0
01/01/2016 to 12/31/2016	$25.89686	$28.60422	0
01/01/2017 to 12/31/2017	$28.60422	$34.93250	10,439
01/01/2018 to 12/31/2018	$34.93250	$31.53024	15,457
AST Small-Cap Value Portfolio
04/02/2012 to 12/31/2012	$17.10418	$17.41211	0
01/01/2013 to 12/31/2013	$17.41211	$23.57749	0
01/01/2014 to 12/31/2014	$23.57749	$24.45978	0
01/01/2015 to 12/31/2015	$24.45978	$23.06612	0
01/01/2016 to 12/31/2016	$23.06612	$29.37095	255
01/01/2017 to 12/31/2017	$29.37095	$31.07283	10,076
01/01/2018 to 12/31/2018	$31.07283	$25.39136	6,113
AST T. Rowe Price Asset Allocation Portfolio
04/02/2012 to 12/31/2012	$14.71953	$15.07160	633
01/01/2013 to 12/31/2013	$15.07160	$17.35339	3,233
01/01/2014 to 12/31/2014	$17.35339	$18.10737	3,207
01/01/2015 to 12/31/2015	$18.10737	$17.85242	4,657
01/01/2016 to 12/31/2016	$17.85242	$18.92136	5,577
01/01/2017 to 12/31/2017	$18.92136	$21.52088	343,549
01/01/2018 to 12/31/2018	$21.52088	$20.07747	438,452
AST T. Rowe Price Large-Cap Growth Portfolio
04/02/2012 to 12/31/2012	$17.54923	$16.93303	0
01/01/2013 to 12/31/2013	$16.93303	$24.03450	0
01/01/2014 to 12/31/2014	$24.03450	$25.66278	0
01/01/2015 to 12/31/2015	$25.66278	$27.71447	0
01/01/2016 to 12/31/2016	$27.71447	$28.05039	0
01/01/2017 to 12/31/2017	$28.05039	$38.11816	38,656
01/01/2018 to 12/31/2018	$38.11816	$39.01490	42,463
AST T. Rowe Price Large-Cap Value Portfolio
04/02/2012 to 12/31/2012	$15.61319	$15.55791	0
01/01/2013 to 12/31/2013	$15.55791	$20.64173	0
01/01/2014 to 12/31/2014	$20.64173	$20.65942	0
01/01/2015 to 12/31/2015	$20.65942	$19.12527	0
01/01/2016 to 12/31/2016	$19.12527	$20.00372	0
01/01/2017 to 12/31/2017	$20.00372	$22.97763	28,700
01/01/2018 to 12/31/2018	$22.97763	$20.44396	29,203
AST T. Rowe Price Natural Resources Portfolio
04/02/2012 to 12/31/2012	$14.65093	$14.03945	4,123
01/01/2013 to 12/31/2013	$14.03945	$15.96386	0
01/01/2014 to 12/31/2014	$15.96386	$14.41700	0
01/01/2015 to 12/31/2015	$14.41700	$11.47238	0
01/01/2016 to 12/31/2016	$11.47238	$14.08949	1,147
01/01/2017 to 12/31/2017	$14.08949	$15.31689	52,279
01/01/2018 to 12/31/2018	$15.31689	$12.57995	40,433
AST Templeton Global Bond Portfolio
04/02/2012 to 12/31/2012	$12.05208	$12.36662	0
01/01/2013 to 12/31/2013	$12.36662	$11.72986	0
01/01/2014 to 12/31/2014	$11.72986	$11.62412	0
01/01/2015 to 12/31/2015	$11.62412	$10.92662	0
01/01/2016 to 12/31/2016	$10.92662	$11.23771	0
01/01/2017 to 12/31/2017	$11.23771	$11.30121	22,532
01/01/2018 to 12/31/2018	$11.30121	$11.35912	28,790

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST WEDGE Capital Mid-Cap Value Portfolio
04/02/2012 to 12/31/2012	$17.42031	$17.97155	0
01/01/2013 to 12/31/2013	$17.97155	$23.45216	0
01/01/2014 to 12/31/2014	$23.45216	$26.57180	0
01/01/2015 to 12/31/2015	$26.57180	$24.45592	0
01/01/2016 to 12/31/2016	$24.45592	$27.47519	0
01/01/2017 to 12/31/2017	$27.47519	$32.09537	10,928
01/01/2018 to 12/31/2018	$32.09537	$26.40074	13,980
AST Wellington Management Hedged Equity Portfolio
04/02/2012 to 12/31/2012	$15.19158	$15.07187	0
01/01/2013 to 12/31/2013	$15.07187	$17.89878	17,139
01/01/2014 to 12/31/2014	$17.89878	$18.61026	17,002
01/01/2015 to 12/31/2015	$18.61026	$18.22434	16,858
01/01/2016 to 12/31/2016	$18.22434	$19.13250	17,758
01/01/2017 to 12/31/2017	$19.13250	$21.41890	42,438
01/01/2018 to 12/31/2018	$21.41890	$20.05195	32,920
AST Western Asset Core Plus Bond Portfolio
04/02/2012 to 12/31/2012	$12.20348	$12.74552	1,573
01/01/2013 to 12/31/2013	$12.74552	$12.37321	1,763
01/01/2014 to 12/31/2014	$12.37321	$13.07139	1,750
01/01/2015 to 12/31/2015	$13.07139	$13.04109	1,706
01/01/2016 to 12/31/2016	$13.04109	$13.51414	4,195
01/01/2017 to 12/31/2017	$13.51414	$14.15878	118,402
01/01/2018 to 12/31/2018	$14.15878	$13.63647	163,618
Invesco V.I. Diversified Dividend Fund - Series I
04/02/2012 to 12/31/2012	$10.12421	$10.68709	0
01/01/2013 to 12/31/2013	$10.68709	$13.80093	0
01/01/2014 to 12/31/2014	$13.80093	$15.34558	0
01/01/2015 to 12/31/2015	$15.34558	$15.43559	0
01/01/2016 to 12/31/2016	$15.43559	$17.46578	0
01/01/2017 to 12/31/2017	$17.46578	$18.68925	1,394
01/01/2018 to 12/31/2018	$18.68925	$17.02183	1,395
Invesco V.I. Health Care Fund - Series I
formerly,Invesco V.I. Global Health Care Fund - Series I
04/02/2012 to 12/31/2012	$15.35993	$16.22083	0
01/01/2013 to 12/31/2013	$16.22083	$22.46667	0
01/01/2014 to 12/31/2014	$22.46667	$26.49594	0
01/01/2015 to 12/31/2015	$26.49594	$26.93766	0
01/01/2016 to 12/31/2016	$26.93766	$23.50545	0
01/01/2017 to 12/31/2017	$23.50545	$26.83194	594
01/01/2018 to 12/31/2018	$26.83194	$26.67993	1,180
Invesco V.I. Mid Cap Growth Portfolio, Series I
04/27/2012* to 12/31/2012	$10.04998	$9.77938	0
01/01/2013 to 12/31/2013	$9.77938	$13.20500	0
01/01/2014 to 12/31/2014	$13.20500	$14.05936	0
01/01/2015 to 12/31/2015	$14.05936	$14.02256	0
01/01/2016 to 12/31/2016	$14.02256	$13.92420	0
01/01/2017 to 12/31/2017	$13.92420	$16.80939	0
01/01/2018 to 12/31/2018	$16.80939	$15.63937	0
NVIT Emerging Markets Fund Class D
08/05/2016* to 12/31/2016	$10.12652	$9.73751	0
01/01/2017 to 12/31/2017	$9.73751	$13.54041	3,621
01/01/2018 to 12/31/2018	$13.54041	$10.98005	5,593

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Asia 30
04/02/2012 to 12/31/2012	$13.00807	$12.93343	0
01/01/2013 to 12/31/2013	$12.93343	$14.65420	0
01/01/2014 to 12/31/2014	$14.65420	$14.21516	0
01/01/2015 to 12/31/2015	$14.21516	$12.69495	0
01/01/2016 to 12/31/2016	$12.69495	$12.59140	0
01/01/2017 to 12/31/2017	$12.59140	$16.48929	0
01/01/2018 to 12/31/2018	$16.48929	$13.22722	0
ProFund VP Banks
04/02/2012 to 12/31/2012	$12.62247	$12.73167	0
01/01/2013 to 12/31/2013	$12.73167	$16.74482	0
01/01/2014 to 12/31/2014	$16.74482	$18.21437	0
01/01/2015 to 12/31/2015	$18.21437	$17.87249	0
01/01/2016 to 12/31/2016	$17.87249	$21.70553	0
01/01/2017 to 12/31/2017	$21.70553	$25.22475	0
01/01/2018 to 12/31/2018	$25.22475	$20.40818	0
ProFund VP Basic Materials
04/02/2012 to 12/31/2012	$16.79181	$16.21254	0
01/01/2013 to 12/31/2013	$16.21254	$18.92250	0
01/01/2014 to 12/31/2014	$18.92250	$18.96263	0
01/01/2015 to 12/31/2015	$18.96263	$16.08588	0
01/01/2016 to 12/31/2016	$16.08588	$18.78461	0
01/01/2017 to 12/31/2017	$18.78461	$22.76299	0
01/01/2018 to 12/31/2018	$22.76299	$18.47003	0
ProFund VP Bear
04/02/2012 to 12/31/2012	$4.67050	$4.40099	0
01/01/2013 to 12/31/2013	$4.40099	$3.18561	0
01/01/2014 to 12/31/2014	$3.18561	$2.69214	0
01/01/2015 to 12/31/2015	$2.69214	$2.52252	0
01/01/2016 to 12/31/2016	$2.52252	$2.16150	0
01/01/2017 to 12/31/2017	$2.16150	$1.74753	0
01/01/2018 to 12/31/2018	$1.74753	$1.79182	0
ProFund VP Bull
04/02/2012 to 12/31/2012	$15.65145	$15.61405	0
01/01/2013 to 12/31/2013	$15.61405	$19.96657	0
01/01/2014 to 12/31/2014	$19.96657	$21.93364	0
01/01/2015 to 12/31/2015	$21.93364	$21.51654	0
01/01/2016 to 12/31/2016	$21.51654	$23.25390	0
01/01/2017 to 12/31/2017	$23.25390	$27.35047	0
01/01/2018 to 12/31/2018	$27.35047	$25.29494	0
ProFund VP Consumer Goods Portfolio
04/02/2012 to 12/31/2012	$16.77011	$16.81095	0
01/01/2013 to 12/31/2013	$16.81095	$21.28094	616
01/01/2014 to 12/31/2014	$21.28094	$23.11722	622
01/01/2015 to 12/31/2015	$23.11722	$23.73057	592
01/01/2016 to 12/31/2016	$23.73057	$24.21597	0
01/01/2017 to 12/31/2017	$24.21597	$27.45874	302
01/01/2018 to 12/31/2018	$27.45874	$23.05302	0
ProFund VP Consumer Services
04/02/2012 to 12/31/2012	$17.44559	$18.49608	504
01/01/2013 to 12/31/2013	$18.49608	$25.49530	520
01/01/2014 to 12/31/2014	$25.49530	$28.25646	517
01/01/2015 to 12/31/2015	$28.25646	$29.15262	482
01/01/2016 to 12/31/2016	$29.15262	$29.93346	0
01/01/2017 to 12/31/2017	$29.93346	$34.91912	238
01/01/2018 to 12/31/2018	$34.91912	$34.62168	154

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Europe 30
04/02/2012 to 12/31/2012	$13.48397	$14.29386	0
01/01/2013 to 12/31/2013	$14.29386	$17.13448	0
01/01/2014 to 12/31/2014	$17.13448	$15.42582	0
01/01/2015 to 12/31/2015	$15.42582	$13.54848	0
01/01/2016 to 12/31/2016	$13.54848	$14.39522	0
01/01/2017 to 12/31/2017	$14.39522	$16.98357	0
01/01/2018 to 12/31/2018	$16.98357	$14.37121	0
ProFund VP Financials
04/02/2012 to 12/31/2012	$14.38108	$14.76009	642
01/01/2013 to 12/31/2013	$14.76009	$19.21216	689
01/01/2014 to 12/31/2014	$19.21216	$21.37923	678
01/01/2015 to 12/31/2015	$21.37923	$20.75438	674
01/01/2016 to 12/31/2016	$20.75438	$23.58776	775
01/01/2017 to 12/31/2017	$23.58776	$27.47511	738
01/01/2018 to 12/31/2018	$27.47511	$24.25079	747
ProFund VP Health Care
04/02/2012 to 12/31/2012	$15.46218	$16.34029	566
01/01/2013 to 12/31/2013	$16.34029	$22.50584	588
01/01/2014 to 12/31/2014	$22.50584	$27.43596	516
01/01/2015 to 12/31/2015	$27.43596	$28.39631	500
01/01/2016 to 12/31/2016	$28.39631	$26.85138	0
01/01/2017 to 12/31/2017	$26.85138	$31.99857	257
01/01/2018 to 12/31/2018	$31.99857	$32.93072	163
ProFund VP Industrials
04/02/2012 to 12/31/2012	$17.06220	$17.29089	0
01/01/2013 to 12/31/2013	$17.29089	$23.54767	568
01/01/2014 to 12/31/2014	$23.54767	$24.50057	589
01/01/2015 to 12/31/2015	$24.50057	$23.31947	607
01/01/2016 to 12/31/2016	$23.31947	$27.01468	672
01/01/2017 to 12/31/2017	$27.01468	$32.58737	629
01/01/2018 to 12/31/2018	$32.58737	$28.01303	643
ProFund VP Japan
04/02/2012 to 12/31/2012	$10.08641	$10.22575	0
01/01/2013 to 12/31/2013	$10.22575	$14.93851	0
01/01/2014 to 12/31/2014	$14.93851	$15.19688	0
01/01/2015 to 12/31/2015	$15.19688	$15.84643	0
01/01/2016 to 12/31/2016	$15.84643	$15.68165	0
01/01/2017 to 12/31/2017	$15.68165	$18.30655	0
01/01/2018 to 12/31/2018	$18.30655	$15.94066	0
ProFund VP Large-Cap Growth
04/02/2012 to 12/31/2012	$16.16393	$15.98959	0
01/01/2013 to 12/31/2013	$15.98959	$20.58991	0
01/01/2014 to 12/31/2014	$20.58991	$22.91451	0
01/01/2015 to 12/31/2015	$22.91451	$23.43076	0
01/01/2016 to 12/31/2016	$23.43076	$24.24987	686
01/01/2017 to 12/31/2017	$24.24987	$29.94370	1,304
01/01/2018 to 12/31/2018	$29.94370	$28.95838	962
ProFund VP Large-Cap Value
04/02/2012 to 12/31/2012	$15.56019	$15.70204	0
01/01/2013 to 12/31/2013	$15.70204	$20.10016	0
01/01/2014 to 12/31/2014	$20.10016	$21.88355	0
01/01/2015 to 12/31/2015	$21.88355	$20.54502	0
01/01/2016 to 12/31/2016	$20.54502	$23.37223	535
01/01/2017 to 12/31/2017	$23.37223	$26.12882	1,332
01/01/2018 to 12/31/2018	$26.12882	$23.01162	473

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Mid-Cap Growth
04/02/2012 to 12/31/2012	$17.54256	$17.51698	0
01/01/2013 to 12/31/2013	$17.51698	$22.53258	0
01/01/2014 to 12/31/2014	$22.53258	$23.51416	0
01/01/2015 to 12/31/2015	$23.51416	$23.23891	0
01/01/2016 to 12/31/2016	$23.23891	$25.85167	677
01/01/2017 to 12/31/2017	$25.85167	$30.14186	645
01/01/2018 to 12/31/2018	$30.14186	$26.14453	620
ProFund VP Mid-Cap Value
04/02/2012 to 12/31/2012	$16.19301	$16.55446	0
01/01/2013 to 12/31/2013	$16.55446	$21.56112	0
01/01/2014 to 12/31/2014	$21.56112	$23.41268	0
01/01/2015 to 12/31/2015	$23.41268	$21.17553	0
01/01/2016 to 12/31/2016	$21.17553	$25.94879	833
01/01/2017 to 12/31/2017	$25.94879	$28.28637	859
01/01/2018 to 12/31/2018	$28.28637	$24.16957	821
ProFund VP NASDAQ-100
04/02/2012 to 12/31/2012	$18.56470	$17.49278	0
01/01/2013 to 12/31/2013	$17.49278	$23.14785	0
01/01/2014 to 12/31/2014	$23.14785	$26.69160	0
01/01/2015 to 12/31/2015	$26.69160	$28.26546	0
01/01/2016 to 12/31/2016	$28.26546	$29.32078	0
01/01/2017 to 12/31/2017	$29.32078	$37.67320	0
01/01/2018 to 12/31/2018	$37.67320	$36.42982	0
ProFund VP Oil & Gas
04/02/2012 to 12/31/2012	$14.70304	$14.21082	0
01/01/2013 to 12/31/2013	$14.21082	$17.37588	0
01/01/2014 to 12/31/2014	$17.37588	$15.26291	0
01/01/2015 to 12/31/2015	$15.26291	$11.52587	0
01/01/2016 to 12/31/2016	$11.52587	$14.10632	0
01/01/2017 to 12/31/2017	$14.10632	$13.46103	0
01/01/2018 to 12/31/2018	$13.46103	$10.58215	0
ProFund VP Pharmaceuticals
04/02/2012 to 12/31/2012	$15.44153	$16.42281	0
01/01/2013 to 12/31/2013	$16.42281	$21.30345	0
01/01/2014 to 12/31/2014	$21.30345	$25.05917	0
01/01/2015 to 12/31/2015	$25.05917	$25.79312	0
01/01/2016 to 12/31/2016	$25.79312	$24.47095	0
01/01/2017 to 12/31/2017	$24.47095	$26.61494	0
01/01/2018 to 12/31/2018	$26.61494	$24.60109	0
ProFund VP Precious Metals
04/02/2012 to 12/31/2012	$13.90692	$12.06762	0
01/01/2013 to 12/31/2013	$12.06762	$7.37985	0
01/01/2014 to 12/31/2014	$7.37985	$5.53708	0
01/01/2015 to 12/31/2015	$5.53708	$3.66400	0
01/01/2016 to 12/31/2016	$3.66400	$5.62652	0
01/01/2017 to 12/31/2017	$5.62652	$5.83781	0
01/01/2018 to 12/31/2018	$5.83781	$4.97788	0
ProFund VP Real Estate
04/02/2012 to 12/31/2012	$19.76388	$20.63801	463
01/01/2013 to 12/31/2013	$20.63801	$20.35749	0
01/01/2014 to 12/31/2014	$20.35749	$25.08139	0
01/01/2015 to 12/31/2015	$25.08139	$24.79772	0
01/01/2016 to 12/31/2016	$24.79772	$25.83800	0
01/01/2017 to 12/31/2017	$25.83800	$27.51404	0
01/01/2018 to 12/31/2018	$27.51404	$25.56826	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Rising Rates Opportunity
04/02/2012 to 12/31/2012	$5.66205	$4.80247	0
01/01/2013 to 12/31/2013	$4.80247	$5.51265	0
01/01/2014 to 12/31/2014	$5.51265	$3.78882	0
01/01/2015 to 12/31/2015	$3.78882	$3.67459	0
01/01/2016 to 12/31/2016	$3.67459	$3.43448	0
01/01/2017 to 12/31/2017	$3.43448	$2.98189	0
01/01/2018 to 12/31/2018	$2.98189	$3.06060	0
ProFund VP Short NASDAQ-100
04/02/2012 to 12/31/2012	$3.94203	$3.91072	0
01/01/2013 to 12/31/2013	$3.91072	$2.72078	0
01/01/2014 to 12/31/2014	$2.72078	$2.16156	0
01/01/2015 to 12/31/2015	$2.16156	$1.85241	0
01/01/2016 to 12/31/2016	$1.85241	$1.64199	0
01/01/2017 to 12/31/2017	$1.64199	$1.20966	0
01/01/2018 to 12/31/2018	$1.20966	$1.15754	0
ProFund VP Small-Cap Growth
04/02/2012 to 12/31/2012	$17.44464	$17.32469	0
01/01/2013 to 12/31/2013	$17.32469	$23.97560	0
01/01/2014 to 12/31/2014	$23.97560	$24.14137	0
01/01/2015 to 12/31/2015	$24.14137	$24.07029	0
01/01/2016 to 12/31/2016	$24.07029	$28.52202	876
01/01/2017 to 12/31/2017	$28.52202	$31.75510	610
01/01/2018 to 12/31/2018	$31.75510	$29.49337	938
ProFund VP Small-Cap Value
04/02/2012 to 12/31/2012	$16.06697	$16.21822	0
01/01/2013 to 12/31/2013	$16.21822	$22.00482	0
01/01/2014 to 12/31/2014	$22.00482	$22.94653	0
01/01/2015 to 12/31/2015	$22.94653	$20.74180	0
01/01/2016 to 12/31/2016	$20.74180	$26.32412	661
01/01/2017 to 12/31/2017	$26.32412	$28.46286	682
01/01/2018 to 12/31/2018	$28.46286	$24.06060	676
ProFund VP Telecommunications
04/02/2012 to 12/31/2012	$13.09575	$14.54827	637
01/01/2013 to 12/31/2013	$14.54827	$16.06785	0
01/01/2014 to 12/31/2014	$16.06785	$15.92441	0
01/01/2015 to 12/31/2015	$15.92441	$15.93227	0
01/01/2016 to 12/31/2016	$15.93227	$19.10236	0
01/01/2017 to 12/31/2017	$19.10236	$18.42634	0
01/01/2018 to 12/31/2018	$18.42634	$15.41505	735
ProFund VP U.S. Government Plus
04/02/2012 to 12/31/2012	$12.38692	$13.66092	0
01/01/2013 to 12/31/2013	$13.66092	$10.88966	0
01/01/2014 to 12/31/2014	$10.88966	$14.63732	0
01/01/2015 to 12/31/2015	$14.63732	$13.61127	0
01/01/2016 to 12/31/2016	$13.61127	$13.37318	0
01/01/2017 to 12/31/2017	$13.37318	$14.43025	0
01/01/2018 to 12/31/2018	$14.43025	$13.44881	0
ProFund VP UltraMid-Cap
04/02/2012 to 12/31/2012	$25.92780	$26.38533	0
01/01/2013 to 12/31/2013	$26.38533	$44.36447	0
01/01/2014 to 12/31/2014	$44.36447	$50.42905	0
01/01/2015 to 12/31/2015	$50.42905	$45.15087	0
01/01/2016 to 12/31/2016	$45.15087	$61.36771	0
01/01/2017 to 12/31/2017	$61.36771	$77.93424	0
01/01/2018 to 12/31/2018	$77.93424	$56.23839	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Utilities
04/02/2012 to 12/31/2012	$14.62992	$14.68644	0
01/01/2013 to 12/31/2013	$14.68644	$16.40032	0
01/01/2014 to 12/31/2014	$16.40032	$20.34619	0
01/01/2015 to 12/31/2015	$20.34619	$18.76738	0
01/01/2016 to 12/31/2016	$18.76738	$21.28435	0
01/01/2017 to 12/31/2017	$21.28435	$23.20838	0
01/01/2018 to 12/31/2018	$23.20838	$23.52965	223
PSF SP International Growth Portfolio
formerly,Prudential SP International Growth Portfolio
04/02/2012 to 12/31/2012	$14.86982	$15.30090	0
01/01/2013 to 12/31/2013	$15.30090	$17.92428	0
01/01/2014 to 12/31/2014	$17.92428	$16.65483	0
01/01/2015 to 12/31/2015	$16.65483	$16.96591	0
01/01/2016 to 12/31/2016	$16.96591	$16.12147	0
01/01/2017 to 12/31/2017	$16.12147	$21.57856	0
01/01/2018 to 12/31/2018	$21.57856	$18.53950	358
Wells Fargo VT International Equity Fund - Class 1
04/02/2012 to 12/31/2012	$14.05138	$14.19391	0
01/01/2013 to 12/31/2013	$14.19391	$16.77715	0
01/01/2014 to 12/31/2014	$16.77715	$15.65745	0
01/01/2015 to 12/31/2015	$15.65745	$15.78462	0
01/01/2016 to 12/31/2016	$15.78462	$16.06256	0
01/01/2017 to 12/31/2017	$16.06256	$19.76532	775
01/01/2018 to 12/31/2018	$19.76532	$16.19338	4,923
Wells Fargo VT Omega Growth Fund - Class 1
04/02/2012 to 12/31/2012	$17.09912	$16.89928	0
01/01/2013 to 12/31/2013	$16.89928	$23.35210	0
01/01/2014 to 12/31/2014	$23.35210	$23.95423	0
01/01/2015 to 12/31/2015	$23.95423	$23.98960	0
01/01/2016 to 12/31/2016	$23.98960	$23.82399	0
01/01/2017 to 12/31/2017	$23.82399	$31.68616	2,388
01/01/2018 to 12/31/2018	$31.68616	$31.38609	2,388
Wells Fargo VT Small Cap Growth Fund - Class 1
04/02/2012 to 12/31/2012	$13.35161	$12.31386	0
01/01/2013 to 12/31/2013	$12.31386	$18.27048	0
01/01/2014 to 12/31/2014	$18.27048	$17.70398	0
01/01/2015 to 12/31/2015	$17.70398	$16.98743	0
01/01/2016 to 12/31/2016	$16.98743	$18.09843	0
01/01/2017 to 12/31/2017	$18.09843	$22.49895	0
01/01/2018 to 12/31/2018	$22.49895	$22.49774	1,828
*Denotes the start date of these sub-accounts

ASAP III
Prudential Annuities Life Assurance Corporation
Statement of Additional Information
ACCUMULATION UNIT VALUES: With any one of GRO Plus, EBP or HAV OR With any one of HAV or EBP & LT5 or GMWB, HAV & EBP or with any one combo 5% or HDV and GMWB or Combo 5%/HAV and HD GRO/GRO Plus 2008 or HAV, EBP and HD GRO OR HD GRO 60 bps and
HAV OR GRO Plus 2008 60 bps and HAV - Cliff M&E (1.50%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ACCESS VP High Yield Fund
01/01/2009 to 12/31/2009	$11.10546	$12.78883	0
01/01/2010 to 12/31/2010	$12.78883	$14.65981	0
01/01/2011 to 12/31/2011	$14.65981	$14.83683	0
01/01/2012 to 12/31/2012	$14.83683	$16.67803	0
01/01/2013 to 12/31/2013	$16.67803	$18.07361	0
01/01/2014 to 12/31/2014	$18.07361	$18.21901	0
01/01/2015 to 12/31/2015	$18.21901	$17.97341	0
01/01/2016 to 12/31/2016	$17.97341	$19.29794	0
01/01/2017 to 12/31/2017	$19.29794	$19.92061	0
01/01/2018 to 12/31/2018	$19.92061	$19.50022	0
AST Academic Strategies Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$7.96599	$9.75778	3,603,747
01/01/2010 to 12/31/2010	$9.75778	$10.76144	2,807,816
01/01/2011 to 12/31/2011	$10.76144	$10.31836	1,829,484
01/01/2012 to 12/31/2012	$10.31836	$11.44067	1,736,967
01/01/2013 to 12/31/2013	$11.44067	$12.39310	1,728,158
01/01/2014 to 12/31/2014	$12.39310	$12.67341	1,664,666
01/01/2015 to 12/31/2015	$12.67341	$12.08149	1,547,700
01/01/2016 to 12/31/2016	$12.08149	$12.65473	1,904,121
01/01/2017 to 12/31/2017	$12.65473	$14.03410	2,166,262
01/01/2018 to 12/31/2018	$14.03410	$12.69792	2,103,514
AST Advanced Strategies Portfolio
01/01/2009 to 12/31/2009	$7.95896	$9.89364	1,457,752
01/01/2010 to 12/31/2010	$9.89364	$11.08099	1,260,896
01/01/2011 to 12/31/2011	$11.08099	$10.92719	979,057
01/01/2012 to 12/31/2012	$10.92719	$12.23212	1,041,993
01/01/2013 to 12/31/2013	$12.23212	$14.04352	914,703
01/01/2014 to 12/31/2014	$14.04352	$14.67779	923,892
01/01/2015 to 12/31/2015	$14.67779	$14.57371	939,040
01/01/2016 to 12/31/2016	$14.57371	$15.37572	1,054,640
01/01/2017 to 12/31/2017	$15.37572	$17.70919	1,342,206
01/01/2018 to 12/31/2018	$17.70919	$16.41546	1,246,139
AST AQR Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99876	$11.64934	1,375
01/01/2014 to 12/31/2014	$11.64934	$12.98571	0
01/01/2015 to 12/31/2015	$12.98571	$13.01178	0
01/01/2016 to 12/31/2016	$13.01178	$14.18885	0
01/01/2017 to 12/31/2017	$14.18885	$17.07037	0
01/01/2018 to 12/31/2018	$17.07037	$15.44532	0
AST Balanced Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$8.23982	$10.00721	2,332,501
01/01/2010 to 12/31/2010	$10.00721	$11.07091	1,919,500
01/01/2011 to 12/31/2011	$11.07091	$10.77248	1,156,073
01/01/2012 to 12/31/2012	$10.77248	$11.93449	1,123,914
01/01/2013 to 12/31/2013	$11.93449	$13.83007	1,161,351
01/01/2014 to 12/31/2014	$13.83007	$14.51106	1,024,688
01/01/2015 to 12/31/2015	$14.51106	$14.36141	857,164
01/01/2016 to 12/31/2016	$14.36141	$15.03738	1,044,833
01/01/2017 to 12/31/2017	$15.03738	$17.02029	1,315,129
01/01/2018 to 12/31/2018	$17.02029	$15.93649	1,236,158

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99876	$9.17635	14,448
01/01/2012 to 12/31/2012	$9.17635	$10.11373	23,794
01/01/2013 to 12/31/2013	$10.11373	$11.04328	76,753
01/01/2014 to 12/31/2014	$11.04328	$11.41009	157,913
01/01/2015 to 12/31/2015	$11.41009	$10.90166	135,734
01/01/2016 to 12/31/2016	$10.90166	$11.48586	110,474
01/01/2017 to 12/31/2017	$11.48586	$12.74088	99,972
01/01/2018 to 12/31/2018	$12.74088	$11.88635	90,783
AST BlackRock Low Duration Bond Portfolio
01/01/2009 to 12/31/2009	$11.06750	$12.01658	1,118,692
01/01/2010 to 12/31/2010	$12.01658	$12.29800	945,944
01/01/2011 to 12/31/2011	$12.29800	$12.38612	473,351
01/01/2012 to 12/31/2012	$12.38612	$12.77291	337,586
01/01/2013 to 12/31/2013	$12.77291	$12.30775	279,123
01/01/2014 to 12/31/2014	$12.30775	$12.11139	207,705
01/01/2015 to 12/31/2015	$12.11139	$11.98743	238,852
01/01/2016 to 12/31/2016	$11.98743	$12.00105	219,768
01/01/2017 to 12/31/2017	$12.00105	$12.02287	218,295
01/01/2018 to 12/31/2018	$12.02287	$11.92998	187,411
AST BlackRock/Loomis Sayles Bond Portfolio
01/01/2009 to 12/31/2009	$11.56207	$13.27088	1,242,625
01/01/2010 to 12/31/2010	$13.27088	$14.08072	1,216,835
01/01/2011 to 12/31/2011	$14.08072	$14.31051	711,514
01/01/2012 to 12/31/2012	$14.31051	$15.40968	667,649
01/01/2013 to 12/31/2013	$15.40968	$14.89962	564,057
01/01/2014 to 12/31/2014	$14.89962	$15.29718	471,500
01/01/2015 to 12/31/2015	$15.29718	$14.75006	374,455
01/01/2016 to 12/31/2016	$14.75006	$15.14351	271,406
01/01/2017 to 12/31/2017	$15.14351	$15.56761	201,679
01/01/2018 to 12/31/2018	$15.56761	$15.23172	186,918
AST Bond Portfolio 2018
01/01/2009 to 12/31/2009	$12.06902	$11.16873	0
01/01/2010 to 12/31/2010	$11.16873	$12.23174	0
01/01/2011 to 12/31/2011	$12.23174	$13.68451	59,843
01/01/2012 to 12/31/2012	$13.68451	$14.24948	20,844
01/01/2013 to 12/31/2013	$14.24948	$13.59462	7,412
01/01/2014 to 12/31/2014	$13.59462	$13.74717	23,989
01/01/2015 to 12/31/2015	$13.74717	$13.65072	83,299
01/01/2016 to 12/31/2016	$13.65072	$13.66279	59,723
01/01/2017 to 12/31/2017	$13.66279	$13.55419	84,447
01/01/2018 to 12/31/2018	$13.55419	$13.45070	0
AST Bond Portfolio 2019
01/01/2009 to 12/31/2009	$12.13807	$11.03530	4,254
01/01/2010 to 12/31/2010	$11.03530	$12.10470	0
01/01/2011 to 12/31/2011	$12.10470	$13.82780	0
01/01/2012 to 12/31/2012	$13.82780	$14.41817	737
01/01/2013 to 12/31/2013	$14.41817	$13.51573	10,939
01/01/2014 to 12/31/2014	$13.51573	$13.88072	991
01/01/2015 to 12/31/2015	$13.88072	$13.81898	267
01/01/2016 to 12/31/2016	$13.81898	$13.80904	56,581
01/01/2017 to 12/31/2017	$13.80904	$13.70602	37,733
01/01/2018 to 12/31/2018	$13.70602	$13.57586	194,125

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2020
01/02/2009* to 12/31/2009	$9.99917	$8.81569	0
01/01/2010 to 12/31/2010	$8.81569	$9.71197	6,670
01/01/2011 to 12/31/2011	$9.71197	$11.35302	0
01/01/2012 to 12/31/2012	$11.35302	$11.88920	0
01/01/2013 to 12/31/2013	$11.88920	$10.94781	57,420
01/01/2014 to 12/31/2014	$10.94781	$11.44774	39,662
01/01/2015 to 12/31/2015	$11.44774	$11.44813	34,641
01/01/2016 to 12/31/2016	$11.44813	$11.49726	28,462
01/01/2017 to 12/31/2017	$11.49726	$11.42537	27,408
01/01/2018 to 12/31/2018	$11.42537	$11.28585	33,860
AST Bond Portfolio 2021
01/04/2010* to 12/31/2010	$9.99834	$11.04192	5,927
01/01/2011 to 12/31/2011	$11.04192	$13.08437	13,290
01/01/2012 to 12/31/2012	$13.08437	$13.76362	3,479
01/01/2013 to 12/31/2013	$13.76362	$12.60810	4,021
01/01/2014 to 12/31/2014	$12.60810	$13.37292	125,853
01/01/2015 to 12/31/2015	$13.37292	$13.40731	173,077
01/01/2016 to 12/31/2016	$13.40731	$13.47518	141,687
01/01/2017 to 12/31/2017	$13.47518	$13.48332	87,514
01/01/2018 to 12/31/2018	$13.48332	$13.28893	75,490
AST Bond Portfolio 2022
01/03/2011* to 12/31/2011	$9.99876	$12.05717	10,896
01/01/2012 to 12/31/2012	$12.05717	$12.57047	10,872
01/01/2013 to 12/31/2013	$12.57047	$11.17526	42,070
01/01/2014 to 12/31/2014	$11.17526	$12.14896	38,179
01/01/2015 to 12/31/2015	$12.14896	$12.21753	101,130
01/01/2016 to 12/31/2016	$12.21753	$12.25439	103,750
01/01/2017 to 12/31/2017	$12.25439	$12.26028	56,216
01/01/2018 to 12/31/2018	$12.26028	$12.05768	58,508
AST Bond Portfolio 2023
01/03/2012* to 12/31/2012	$9.99835	$10.43083	2,072
01/01/2013 to 12/31/2013	$10.43083	$9.22647	52,259
01/01/2014 to 12/31/2014	$9.22647	$10.23487	20,394
01/01/2015 to 12/31/2015	$10.23487	$10.35432	10,400
01/01/2016 to 12/31/2016	$10.35432	$10.39418	14,220
01/01/2017 to 12/31/2017	$10.39418	$10.41224	9,137
01/01/2018 to 12/31/2018	$10.41224	$10.22817	49,351
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	$9.99917	$8.77624	11,938
01/01/2014 to 12/31/2014	$8.77624	$9.90595	92,771
01/01/2015 to 12/31/2015	$9.90595	$10.03454	0
01/01/2016 to 12/31/2016	$10.03454	$10.07271	0
01/01/2017 to 12/31/2017	$10.07271	$10.08893	51,008
01/01/2018 to 12/31/2018	$10.08893	$9.87287	99,859
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$9.99917	$11.33741	64,982
01/01/2015 to 12/31/2015	$11.33741	$11.39046	253,243
01/01/2016 to 12/31/2016	$11.39046	$11.49726	10,748
01/01/2017 to 12/31/2017	$11.49726	$11.53238	3,525
01/01/2018 to 12/31/2018	$11.53238	$11.27503	23,439
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$9.99917	$9.96813	13,482
01/01/2016 to 12/31/2016	$9.96813	$10.02288	202,147
01/01/2017 to 12/31/2017	$10.02288	$10.11187	74,907
01/01/2018 to 12/31/2018	$10.11187	$9.85577	74,395

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$9.99835	$9.90956	168,138
01/01/2017 to 12/31/2017	$9.90956	$10.02330	128,652
01/01/2018 to 12/31/2018	$10.02330	$9.74794	261,089
AST Bond Portfolio 2028
01/03/2017* to 12/31/2017	$9.99834	$10.06714	38,643
01/01/2018 to 12/31/2018	$10.06714	$9.71151	237,607
AST Bond Portfolio 2029
01/02/2018* to 12/31/2018	$9.99834	$9.69154	93,886
AST Capital Growth Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$7.76172	$9.58184	4,580,938
01/01/2010 to 12/31/2010	$9.58184	$10.70051	3,449,942
01/01/2011 to 12/31/2011	$10.70051	$10.28452	1,970,751
01/01/2012 to 12/31/2012	$10.28452	$11.52022	2,137,269
01/01/2013 to 12/31/2013	$11.52022	$13.92108	2,504,702
01/01/2014 to 12/31/2014	$13.92108	$14.67151	2,923,296
01/01/2015 to 12/31/2015	$14.67151	$14.52846	2,989,189
01/01/2016 to 12/31/2016	$14.52846	$15.28934	3,826,071
01/01/2017 to 12/31/2017	$15.28934	$17.75483	4,424,002
01/01/2018 to 12/31/2018	$17.75483	$16.39972	3,813,001
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99876	$11.67826	3,518
01/01/2014 to 12/31/2014	$11.67826	$13.06863	101,098
01/01/2015 to 12/31/2015	$13.06863	$12.41279	9,477
01/01/2016 to 12/31/2016	$12.41279	$14.04809	10,957
01/01/2017 to 12/31/2017	$14.04809	$16.38456	3,605
01/01/2018 to 12/31/2018	$16.38456	$15.36851	1,277
AST Cohen & Steers Realty Portfolio
01/01/2009 to 12/31/2009	$14.60482	$18.97888	91,102
01/01/2010 to 12/31/2010	$18.97888	$24.05798	94,164
01/01/2011 to 12/31/2011	$24.05798	$25.25932	46,252
01/01/2012 to 12/31/2012	$25.25932	$28.69863	38,890
01/01/2013 to 12/31/2013	$28.69863	$29.15394	24,625
01/01/2014 to 12/31/2014	$29.15394	$37.59410	15,179
01/01/2015 to 12/31/2015	$37.59410	$38.82403	10,021
01/01/2016 to 12/31/2016	$38.82403	$40.08430	7,743
01/01/2017 to 12/31/2017	$40.08430	$41.95054	4,090
01/01/2018 to 12/31/2018	$41.95054	$39.35333	3,453
AST Fidelity Institutional AM® Quantitative Portfolio
formerly,AST FI Pyramis® Quantitative Portfolio
01/01/2009 to 12/31/2009	$7.30900	$8.91644	1,229,017
01/01/2010 to 12/31/2010	$8.91644	$10.04417	911,050
01/01/2011 to 12/31/2011	$10.04417	$9.74477	620,879
01/01/2012 to 12/31/2012	$9.74477	$10.61926	631,596
01/01/2013 to 12/31/2013	$10.61926	$12.00397	612,082
01/01/2014 to 12/31/2014	$12.00397	$12.19659	630,567
01/01/2015 to 12/31/2015	$12.19659	$12.13264	586,415
01/01/2016 to 12/31/2016	$12.13264	$12.45936	792,485
01/01/2017 to 12/31/2017	$12.45936	$14.29456	791,645
01/01/2018 to 12/31/2018	$14.29456	$12.98852	743,796

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Global Real Estate Portfolio
01/01/2009 to 12/31/2009	$6.11783	$8.14123	5,264
01/01/2010 to 12/31/2010	$8.14123	$9.63897	20,842
01/01/2011 to 12/31/2011	$9.63897	$9.01616	10,080
01/01/2012 to 12/31/2012	$9.01616	$11.26126	20,321
01/01/2013 to 12/31/2013	$11.26126	$11.57452	12,503
01/01/2014 to 12/31/2014	$11.57452	$12.98832	12,241
01/01/2015 to 12/31/2015	$12.98832	$12.78206	6,799
01/01/2016 to 12/31/2016	$12.78206	$12.70342	5,366
01/01/2017 to 12/31/2017	$12.70342	$13.87559	3,419
01/01/2018 to 12/31/2018	$13.87559	$13.02269	2,255
AST Goldman Sachs Large-Cap Value Portfolio
01/01/2009 to 12/31/2009	$10.11787	$11.87842	1,542,710
01/01/2010 to 12/31/2010	$11.87842	$13.20802	1,315,243
01/01/2011 to 12/31/2011	$13.20802	$12.29218	466,396
01/01/2012 to 12/31/2012	$12.29218	$14.48877	285,426
01/01/2013 to 12/31/2013	$14.48877	$19.05855	238,839
01/01/2014 to 12/31/2014	$19.05855	$21.23797	208,064
01/01/2015 to 12/31/2015	$21.23797	$19.95268	348,397
01/01/2016 to 12/31/2016	$19.95268	$21.92245	287,328
01/01/2017 to 12/31/2017	$21.92245	$23.69919	258,052
01/01/2018 to 12/31/2018	$23.69919	$21.35135	222,828
AST Goldman Sachs Mid-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$10.86934	$16.81901	289,943
01/01/2010 to 12/31/2010	$16.81901	$19.85125	203,194
01/01/2011 to 12/31/2011	$19.85125	$18.97169	67,574
01/01/2012 to 12/31/2012	$18.97169	$22.35216	61,407
01/01/2013 to 12/31/2013	$22.35216	$29.10466	57,601
01/01/2014 to 12/31/2014	$29.10466	$31.97282	36,943
01/01/2015 to 12/31/2015	$31.97282	$29.70269	75,377
01/01/2016 to 12/31/2016	$29.70269	$29.73934	43,555
01/01/2017 to 12/31/2017	$29.73934	$37.23057	25,042
01/01/2018 to 12/31/2018	$37.23057	$35.07442	20,142
AST Goldman Sachs Multi-Asset Portfolio
01/01/2009 to 12/31/2009	$7.59412	$9.22930	348,104
01/01/2010 to 12/31/2010	$9.22930	$10.14523	370,691
01/01/2011 to 12/31/2011	$10.14523	$9.94250	238,919
01/01/2012 to 12/31/2012	$9.94250	$10.78530	251,486
01/01/2013 to 12/31/2013	$10.78530	$11.66695	244,784
01/01/2014 to 12/31/2014	$11.66695	$11.95644	226,251
01/01/2015 to 12/31/2015	$11.95644	$11.67003	204,898
01/01/2016 to 12/31/2016	$11.67003	$12.09950	211,816
01/01/2017 to 12/31/2017	$12.09950	$13.38237	174,583
01/01/2018 to 12/31/2018	$13.38237	$12.25026	215,308
AST Goldman Sachs Small-Cap Value Portfolio
05/01/2009* to 12/31/2009	$13.00739	$16.73875	44,719
01/01/2010 to 12/31/2010	$16.73875	$20.90099	79,338
01/01/2011 to 12/31/2011	$20.90099	$20.85589	25,257
01/01/2012 to 12/31/2012	$20.85589	$23.76593	29,926
01/01/2013 to 12/31/2013	$23.76593	$32.49545	27,832
01/01/2014 to 12/31/2014	$32.49545	$34.31198	17,845
01/01/2015 to 12/31/2015	$34.31198	$31.94035	16,662
01/01/2016 to 12/31/2016	$31.94035	$39.11145	10,115
01/01/2017 to 12/31/2017	$39.11145	$43.22186	1,609
01/01/2018 to 12/31/2018	$43.22186	$36.58272	2,221

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Government Money Market Portfolio
01/01/2009 to 12/31/2009	$10.70077	$10.56639	9,356,356
01/01/2010 to 12/31/2010	$10.56639	$10.41025	4,514,743
01/01/2011 to 12/31/2011	$10.41025	$10.25686	2,469,055
01/01/2012 to 12/31/2012	$10.25686	$10.10326	1,788,191
01/01/2013 to 12/31/2013	$10.10326	$9.95170	1,064,476
01/01/2014 to 12/31/2014	$9.95170	$9.80224	517,455
01/01/2015 to 12/31/2015	$9.80224	$9.65553	144,968
01/01/2016 to 12/31/2016	$9.65553	$9.51105	29,374
01/01/2017 to 12/31/2017	$9.51105	$9.40078	23,945
01/01/2018 to 12/31/2018	$9.40078	$9.37940	69,388
AST High Yield Portfolio
01/01/2009 to 12/31/2009	$10.78454	$14.39946	283,337
01/01/2010 to 12/31/2010	$14.39946	$16.09820	157,948
01/01/2011 to 12/31/2011	$16.09820	$16.36015	96,527
01/01/2012 to 12/31/2012	$16.36015	$18.35024	76,737
01/01/2013 to 12/31/2013	$18.35024	$19.37278	59,982
01/01/2014 to 12/31/2014	$19.37278	$19.57024	66,868
01/01/2015 to 12/31/2015	$19.57024	$18.58978	21,563
01/01/2016 to 12/31/2016	$18.58978	$21.13068	19,340
01/01/2017 to 12/31/2017	$21.13068	$22.36965	8,640
01/01/2018 to 12/31/2018	$22.36965	$21.59461	1,099
AST Hotchkis & Wiley Large-Cap Value Portfolio
01/01/2009 to 12/31/2009	$8.96505	$10.54685	199,552
01/01/2010 to 12/31/2010	$10.54685	$11.75576	198,247
01/01/2011 to 12/31/2011	$11.75576	$11.09527	117,260
01/01/2012 to 12/31/2012	$11.09527	$12.77414	102,085
01/01/2013 to 12/31/2013	$12.77414	$17.59812	110,141
01/01/2014 to 12/31/2014	$17.59812	$19.71703	86,048
01/01/2015 to 12/31/2015	$19.71703	$17.89940	68,769
01/01/2016 to 12/31/2016	$17.89940	$21.13763	62,286
01/01/2017 to 12/31/2017	$21.13763	$24.81750	61,013
01/01/2018 to 12/31/2018	$24.81750	$20.98390	50,281
AST International Growth Portfolio
01/01/2009 to 12/31/2009	$12.06958	$16.08408	783,945
01/01/2010 to 12/31/2010	$16.08408	$18.13964	644,187
01/01/2011 to 12/31/2011	$18.13964	$15.55860	237,695
01/01/2012 to 12/31/2012	$15.55860	$18.44608	135,401
01/01/2013 to 12/31/2013	$18.44608	$21.63180	122,372
01/01/2014 to 12/31/2014	$21.63180	$20.13015	112,393
01/01/2015 to 12/31/2015	$20.13015	$20.45243	167,014
01/01/2016 to 12/31/2016	$20.45243	$19.38515	162,109
01/01/2017 to 12/31/2017	$19.38515	$25.85968	120,299
01/01/2018 to 12/31/2018	$25.85968	$22.07430	107,784
AST International Value Portfolio
01/01/2009 to 12/31/2009	$13.86197	$17.81833	103,064
01/01/2010 to 12/31/2010	$17.81833	$19.49631	94,961
01/01/2011 to 12/31/2011	$19.49631	$16.79415	47,290
01/01/2012 to 12/31/2012	$16.79415	$19.30067	50,310
01/01/2013 to 12/31/2013	$19.30067	$22.71203	53,507
01/01/2014 to 12/31/2014	$22.71203	$20.87162	45,928
01/01/2015 to 12/31/2015	$20.87162	$20.72658	35,781
01/01/2016 to 12/31/2016	$20.72658	$20.53490	30,276
01/01/2017 to 12/31/2017	$20.53490	$24.84216	25,842
01/01/2018 to 12/31/2018	$24.84216	$20.51931	22,499

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Investment Grade Bond Portfolio
01/01/2009 to 12/31/2009	$10.74770	$11.78320	714,433
01/01/2010 to 12/31/2010	$11.78320	$12.86115	349,323
01/01/2011 to 12/31/2011	$12.86115	$14.24498	1,683,886
01/01/2012 to 12/31/2012	$14.24498	$15.35022	774,811
01/01/2013 to 12/31/2013	$15.35022	$14.63878	161,422
01/01/2014 to 12/31/2014	$14.63878	$15.38947	111,516
01/01/2015 to 12/31/2015	$15.38947	$15.33646	252,354
01/01/2016 to 12/31/2016	$15.33646	$15.74198	66,190
01/01/2017 to 12/31/2017	$15.74198	$16.17511	0
01/01/2018 to 12/31/2018	$16.17511	$15.88866	0
AST J.P. Morgan Global Thematic Portfolio
01/01/2009 to 12/31/2009	$6.95614	$8.67902	569,996
01/01/2010 to 12/31/2010	$8.67902	$9.73004	588,503
01/01/2011 to 12/31/2011	$9.73004	$9.52976	222,718
01/01/2012 to 12/31/2012	$9.52976	$10.66169	190,012
01/01/2013 to 12/31/2013	$10.66169	$12.21159	206,059
01/01/2014 to 12/31/2014	$12.21159	$12.79389	200,787
01/01/2015 to 12/31/2015	$12.79389	$12.47003	154,273
01/01/2016 to 12/31/2016	$12.47003	$12.92420	89,528
01/01/2017 to 12/31/2017	$12.92420	$14.88938	82,828
01/01/2018 to 12/31/2018	$14.88938	$13.58374	105,279
AST J.P. Morgan International Equity Portfolio
01/01/2009 to 12/31/2009	$12.16447	$16.28134	131,795
01/01/2010 to 12/31/2010	$16.28134	$17.18717	134,112
01/01/2011 to 12/31/2011	$17.18717	$15.38067	67,608
01/01/2012 to 12/31/2012	$15.38067	$18.46892	56,764
01/01/2013 to 12/31/2013	$18.46892	$20.98629	49,158
01/01/2014 to 12/31/2014	$20.98629	$19.35567	34,652
01/01/2015 to 12/31/2015	$19.35567	$18.53251	26,789
01/01/2016 to 12/31/2016	$18.53251	$18.60776	17,472
01/01/2017 to 12/31/2017	$18.60776	$23.76078	7,189
01/01/2018 to 12/31/2018	$23.76078	$19.31420	11,752
AST J.P. Morgan Strategic Opportunities Portfolio
01/01/2009 to 12/31/2009	$12.03197	$14.46121	769,525
01/01/2010 to 12/31/2010	$14.46121	$15.28683	706,865
01/01/2011 to 12/31/2011	$15.28683	$15.09295	527,772
01/01/2012 to 12/31/2012	$15.09295	$16.45993	537,743
01/01/2013 to 12/31/2013	$16.45993	$18.00177	431,411
01/01/2014 to 12/31/2014	$18.00177	$18.69790	400,844
01/01/2015 to 12/31/2015	$18.69790	$18.38372	392,860
01/01/2016 to 12/31/2016	$18.38372	$18.80358	269,352
01/01/2017 to 12/31/2017	$18.80358	$20.77115	251,548
01/01/2018 to 12/31/2018	$20.77115	$19.40918	250,891
AST Jennison Large-Cap Growth Portfolio
11/16/2009* to 12/31/2009	$10.08415	$10.29267	0
01/01/2010 to 12/31/2010	$10.29267	$11.28557	22,698
01/01/2011 to 12/31/2011	$11.28557	$11.19014	24,251
01/01/2012 to 12/31/2012	$11.19014	$12.69608	27,975
01/01/2013 to 12/31/2013	$12.69608	$17.06956	23,102
01/01/2014 to 12/31/2014	$17.06956	$18.41152	6,505
01/01/2015 to 12/31/2015	$18.41152	$20.06386	6,664
01/01/2016 to 12/31/2016	$20.06386	$19.47410	5,564
01/01/2017 to 12/31/2017	$19.47410	$26.05579	1,420
01/01/2018 to 12/31/2018	$26.05579	$25.24935	877

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Loomis Sayles Large-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$9.83060	$12.56472	1,600,861
01/01/2010 to 12/31/2010	$12.56472	$14.82088	1,327,334
01/01/2011 to 12/31/2011	$14.82088	$14.46551	459,894
01/01/2012 to 12/31/2012	$14.46551	$15.99606	296,704
01/01/2013 to 12/31/2013	$15.99606	$21.52475	242,827
01/01/2014 to 12/31/2014	$21.52475	$23.44724	217,926
01/01/2015 to 12/31/2015	$23.44724	$25.42172	267,937
01/01/2016 to 12/31/2016	$25.42172	$26.43757	232,386
01/01/2017 to 12/31/2017	$26.43757	$34.63307	174,809
01/01/2018 to 12/31/2018	$34.63307	$33.19397	141,526
AST MFS Global Equity Portfolio
01/01/2009 to 12/31/2009	$13.10499	$16.97553	68,260
01/01/2010 to 12/31/2010	$16.97553	$18.73529	59,365
01/01/2011 to 12/31/2011	$18.73529	$17.87654	33,894
01/01/2012 to 12/31/2012	$17.87654	$21.67174	43,052
01/01/2013 to 12/31/2013	$21.67174	$27.24562	34,507
01/01/2014 to 12/31/2014	$27.24562	$27.81121	34,520
01/01/2015 to 12/31/2015	$27.81121	$26.99262	41,237
01/01/2016 to 12/31/2016	$26.99262	$28.47952	16,276
01/01/2017 to 12/31/2017	$28.47952	$34.74136	3,432
01/01/2018 to 12/31/2018	$34.74136	$30.94865	1,187
AST MFS Growth Portfolio
01/01/2009 to 12/31/2009	$10.05973	$12.31717	138,388
01/01/2010 to 12/31/2010	$12.31717	$13.68353	121,164
01/01/2011 to 12/31/2011	$13.68353	$13.39841	72,768
01/01/2012 to 12/31/2012	$13.39841	$15.45193	52,953
01/01/2013 to 12/31/2013	$15.45193	$20.80698	41,651
01/01/2014 to 12/31/2014	$20.80698	$22.27997	31,546
01/01/2015 to 12/31/2015	$22.27997	$23.53225	33,269
01/01/2016 to 12/31/2016	$23.53225	$23.62300	30,281
01/01/2017 to 12/31/2017	$23.62300	$30.41508	12,883
01/01/2018 to 12/31/2018	$30.41508	$30.60044	11,006
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99876	$10.20253	540
01/01/2013 to 12/31/2013	$10.20253	$13.51699	3,682
01/01/2014 to 12/31/2014	$13.51699	$14.67460	13,317
01/01/2015 to 12/31/2015	$14.67460	$14.34997	10,273
01/01/2016 to 12/31/2016	$14.34997	$16.03573	12,275
01/01/2017 to 12/31/2017	$16.03573	$18.53474	2,551
01/01/2018 to 12/31/2018	$18.53474	$16.40225	125
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/01/2009 to 12/31/2009	$11.28648	$15.63569	360,015
01/01/2010 to 12/31/2010	$15.63569	$19.01058	338,461
01/01/2011 to 12/31/2011	$19.01058	$18.26050	113,948
01/01/2012 to 12/31/2012	$18.26050	$21.06704	77,210
01/01/2013 to 12/31/2013	$21.06704	$29.46822	71,473
01/01/2014 to 12/31/2014	$29.46822	$33.16257	51,982
01/01/2015 to 12/31/2015	$33.16257	$30.82376	49,218
01/01/2016 to 12/31/2016	$30.82376	$35.89730	36,082
01/01/2017 to 12/31/2017	$35.89730	$40.23600	26,853
01/01/2018 to 12/31/2018	$40.23600	$33.11275	26,117

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST New Discovery Asset Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99876	$10.33435	73,675
01/01/2013 to 12/31/2013	$10.33435	$12.10474	73,677
01/01/2014 to 12/31/2014	$12.10474	$12.53582	48,265
01/01/2015 to 12/31/2015	$12.53582	$12.19454	84,018
01/01/2016 to 12/31/2016	$12.19454	$12.53110	107,360
01/01/2017 to 12/31/2017	$12.53110	$14.37938	78,114
01/01/2018 to 12/31/2018	$14.37938	$12.99062	63,492
AST Parametric Emerging Markets Equity Portfolio
01/01/2009 to 12/31/2009	$5.57784	$9.14861	119,599
01/01/2010 to 12/31/2010	$9.14861	$11.01824	146,162
01/01/2011 to 12/31/2011	$11.01824	$8.65304	70,001
01/01/2012 to 12/31/2012	$8.65304	$10.05127	69,452
01/01/2013 to 12/31/2013	$10.05127	$9.92259	54,894
01/01/2014 to 12/31/2014	$9.92259	$9.31607	53,824
01/01/2015 to 12/31/2015	$9.31607	$7.64144	41,125
01/01/2016 to 12/31/2016	$7.64144	$8.45745	32,962
01/01/2017 to 12/31/2017	$8.45745	$10.52838	1,188
01/01/2018 to 12/31/2018	$10.52838	$8.91300	11,574
AST Preservation Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$9.06570	$10.71900	1,209,120
01/01/2010 to 12/31/2010	$10.71900	$11.67442	1,279,799
01/01/2011 to 12/31/2011	$11.67442	$11.61407	1,121,904
01/01/2012 to 12/31/2012	$11.61407	$12.62641	1,079,897
01/01/2013 to 12/31/2013	$12.62641	$13.58275	1,079,622
01/01/2014 to 12/31/2014	$13.58275	$14.15161	1,077,522
01/01/2015 to 12/31/2015	$14.15161	$13.95938	788,631
01/01/2016 to 12/31/2016	$13.95938	$14.51012	907,041
01/01/2017 to 12/31/2017	$14.51012	$15.74091	1,126,286
01/01/2018 to 12/31/2018	$15.74091	$15.06318	1,060,176
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.01868	$10.07331	1,559
01/01/2012 to 12/31/2012	$10.07331	$10.62751	1,878
01/01/2013 to 12/31/2013	$10.62751	$10.22599	5,372
01/01/2014 to 12/31/2014	$10.22599	$10.68313	9,072
01/01/2015 to 12/31/2015	$10.68313	$10.49472	8,112
01/01/2016 to 12/31/2016	$10.49472	$10.77277	12,387
01/01/2017 to 12/31/2017	$10.77277	$11.21336	4,732
01/01/2018 to 12/31/2018	$11.21336	$10.95461	6,187
AST Prudential Growth Allocation Portfolio
01/01/2009 to 12/31/2009	$6.72559	$8.34546	2,024,279
01/01/2010 to 12/31/2010	$8.34546	$9.78376	1,754,551
01/01/2011 to 12/31/2011	$9.78376	$9.03835	998,335
01/01/2012 to 12/31/2012	$9.03835	$10.05284	1,029,293
01/01/2013 to 12/31/2013	$10.05284	$11.58795	1,274,455
01/01/2014 to 12/31/2014	$11.58795	$12.46398	1,357,542
01/01/2015 to 12/31/2015	$12.46398	$12.20177	1,634,075
01/01/2016 to 12/31/2016	$12.20177	$13.23237	1,622,922
01/01/2017 to 12/31/2017	$13.23237	$15.13251	2,219,920
01/01/2018 to 12/31/2018	$15.13251	$13.77213	2,089,452

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST QMA Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99876	$11.68891	0
01/01/2014 to 12/31/2014	$11.68891	$13.26836	1,032
01/01/2015 to 12/31/2015	$13.26836	$13.27096	0
01/01/2016 to 12/31/2016	$13.27096	$14.49139	0
01/01/2017 to 12/31/2017	$14.49139	$17.33109	0
01/01/2018 to 12/31/2018	$17.33109	$15.84896	0
AST QMA US Equity Alpha Portfolio
01/01/2009 to 12/31/2009	$9.15406	$10.98443	119,152
01/01/2010 to 12/31/2010	$10.98443	$12.44803	103,489
01/01/2011 to 12/31/2011	$12.44803	$12.68550	48,851
01/01/2012 to 12/31/2012	$12.68550	$14.84465	34,000
01/01/2013 to 12/31/2013	$14.84465	$19.36367	22,989
01/01/2014 to 12/31/2014	$19.36367	$22.35635	15,861
01/01/2015 to 12/31/2015	$22.35635	$22.69909	4,955
01/01/2016 to 12/31/2016	$22.69909	$25.67886	3,125
01/01/2017 to 12/31/2017	$25.67886	$30.92297	2,385
01/01/2018 to 12/31/2018	$30.92297	$27.95401	450
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99876	$8.90911	3,131
01/01/2012 to 12/31/2012	$8.90911	$9.93001	0
01/01/2013 to 12/31/2013	$9.93001	$11.97180	0
01/01/2014 to 12/31/2014	$11.97180	$12.55892	2,315
01/01/2015 to 12/31/2015	$12.55892	$12.38914	3,004
01/01/2016 to 12/31/2016	$12.38914	$12.97522	16,709
01/01/2017 to 12/31/2017	$12.97522	$15.10592	41,624
01/01/2018 to 12/31/2018	$15.10592	$13.90686	42,161
AST RCM World Trends Portfolio
01/01/2009 to 12/31/2009	$7.16503	$8.70827	562,379
01/01/2010 to 12/31/2010	$8.70827	$9.59991	625,456
01/01/2011 to 12/31/2011	$9.59991	$9.28433	487,867
01/01/2012 to 12/31/2012	$9.28433	$10.08521	507,952
01/01/2013 to 12/31/2013	$10.08521	$11.16962	512,441
01/01/2014 to 12/31/2014	$11.16962	$11.56752	472,900
01/01/2015 to 12/31/2015	$11.56752	$11.37512	460,148
01/01/2016 to 12/31/2016	$11.37512	$11.74430	272,916
01/01/2017 to 12/31/2017	$11.74430	$13.44641	230,054
01/01/2018 to 12/31/2018	$13.44641	$12.19701	261,733
AST Small-Cap Growth Opportunities Portfolio
01/01/2009 to 12/31/2009	$14.43965	$18.86863	263,368
01/01/2010 to 12/31/2010	$18.86863	$24.63454	208,277
01/01/2011 to 12/31/2011	$24.63454	$21.08371	88,588
01/01/2012 to 12/31/2012	$21.08371	$24.93589	69,266
01/01/2013 to 12/31/2013	$24.93589	$34.58604	57,797
01/01/2014 to 12/31/2014	$34.58604	$35.75045	40,458
01/01/2015 to 12/31/2015	$35.75045	$35.68429	43,677
01/01/2016 to 12/31/2016	$35.68429	$37.85633	36,006
01/01/2017 to 12/31/2017	$37.85633	$47.61565	25,440
01/01/2018 to 12/31/2018	$47.61565	$41.81206	22,198

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Small-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$9.31563	$12.28721	63,593
01/01/2010 to 12/31/2010	$12.28721	$16.51061	72,358
01/01/2011 to 12/31/2011	$16.51061	$16.10401	34,651
01/01/2012 to 12/31/2012	$16.10401	$17.79359	32,789
01/01/2013 to 12/31/2013	$17.79359	$23.69149	37,740
01/01/2014 to 12/31/2014	$23.69149	$24.22744	28,404
01/01/2015 to 12/31/2015	$24.22744	$24.05145	26,392
01/01/2016 to 12/31/2016	$24.05145	$26.55253	20,701
01/01/2017 to 12/31/2017	$26.55253	$32.41045	10,375
01/01/2018 to 12/31/2018	$32.41045	$29.23884	9,093
AST Small-Cap Value Portfolio
01/01/2009 to 12/31/2009	$12.36966	$15.47394	465,071
01/01/2010 to 12/31/2010	$15.47394	$19.20394	374,323
01/01/2011 to 12/31/2011	$19.20394	$17.78565	145,764
01/01/2012 to 12/31/2012	$17.78565	$20.70009	93,768
01/01/2013 to 12/31/2013	$20.70009	$28.01558	74,451
01/01/2014 to 12/31/2014	$28.01558	$29.04912	54,217
01/01/2015 to 12/31/2015	$29.04912	$27.38019	66,195
01/01/2016 to 12/31/2016	$27.38019	$34.84666	54,419
01/01/2017 to 12/31/2017	$34.84666	$36.84723	46,531
01/01/2018 to 12/31/2018	$36.84723	$30.09458	41,621
AST T. Rowe Price Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$11.63641	$14.22867	600,940
01/01/2010 to 12/31/2010	$14.22867	$15.63197	555,337
01/01/2011 to 12/31/2011	$15.63197	$15.70338	434,341
01/01/2012 to 12/31/2012	$15.70338	$17.55519	481,456
01/01/2013 to 12/31/2013	$17.55519	$20.20254	480,938
01/01/2014 to 12/31/2014	$20.20254	$21.06946	487,593
01/01/2015 to 12/31/2015	$21.06946	$20.76221	548,289
01/01/2016 to 12/31/2016	$20.76221	$21.99432	478,041
01/01/2017 to 12/31/2017	$21.99432	$25.00330	687,137
01/01/2018 to 12/31/2018	$25.00330	$23.31449	662,625
AST T. Rowe Price Large-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$8.83322	$13.34445	269,371
01/01/2010 to 12/31/2010	$13.34445	$15.22248	229,668
01/01/2011 to 12/31/2011	$15.22248	$14.74029	132,185
01/01/2012 to 12/31/2012	$14.74029	$17.07168	143,318
01/01/2013 to 12/31/2013	$17.07168	$24.21892	146,670
01/01/2014 to 12/31/2014	$24.21892	$25.84657	105,184
01/01/2015 to 12/31/2015	$25.84657	$27.89874	85,144
01/01/2016 to 12/31/2016	$27.89874	$28.22272	59,056
01/01/2017 to 12/31/2017	$28.22272	$38.33299	44,398
01/01/2018 to 12/31/2018	$38.33299	$39.21470	34,316
AST T. Rowe Price Large-Cap Value Portfolio
01/01/2009 to 12/31/2009	$11.51346	$13.41148	135,555
01/01/2010 to 12/31/2010	$13.41148	$14.85387	144,676
01/01/2011 to 12/31/2011	$14.85387	$14.55937	97,717
01/01/2012 to 12/31/2012	$14.55937	$16.26273	77,006
01/01/2013 to 12/31/2013	$16.26273	$21.56589	58,724
01/01/2014 to 12/31/2014	$21.56589	$21.57340	35,750
01/01/2015 to 12/31/2015	$21.57340	$19.96131	22,259
01/01/2016 to 12/31/2016	$19.96131	$20.86755	15,630
01/01/2017 to 12/31/2017	$20.86755	$23.95778	5,188
01/01/2018 to 12/31/2018	$23.95778	$21.30519	9,332

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Natural Resources Portfolio
01/01/2009 to 12/31/2009	$17.87684	$26.29846	147,958
01/01/2010 to 12/31/2010	$26.29846	$31.20256	143,132
01/01/2011 to 12/31/2011	$31.20256	$26.14997	67,486
01/01/2012 to 12/31/2012	$26.14997	$26.68885	61,390
01/01/2013 to 12/31/2013	$26.68885	$30.33191	47,111
01/01/2014 to 12/31/2014	$30.33191	$27.37892	30,701
01/01/2015 to 12/31/2015	$27.37892	$21.77594	19,831
01/01/2016 to 12/31/2016	$21.77594	$26.73001	10,024
01/01/2017 to 12/31/2017	$26.73001	$29.04375	2,206
01/01/2018 to 12/31/2018	$29.04375	$23.84180	2,002
AST Templeton Global Bond Portfolio
01/01/2009 to 12/31/2009	$12.54521	$13.85414	411,753
01/01/2010 to 12/31/2010	$13.85414	$14.43019	329,237
01/01/2011 to 12/31/2011	$14.43019	$14.80014	134,287
01/01/2012 to 12/31/2012	$14.80014	$15.33970	84,511
01/01/2013 to 12/31/2013	$15.33970	$14.54247	98,013
01/01/2014 to 12/31/2014	$14.54247	$14.40412	79,733
01/01/2015 to 12/31/2015	$14.40412	$13.53287	103,878
01/01/2016 to 12/31/2016	$13.53287	$13.91118	89,791
01/01/2017 to 12/31/2017	$13.91118	$13.98274	81,858
01/01/2018 to 12/31/2018	$13.98274	$14.04720	61,625
AST WEDGE Capital Mid-Cap Value Portfolio
01/01/2009 to 12/31/2009	$11.00810	$15.05934	38,380
01/01/2010 to 12/31/2010	$15.05934	$18.33549	61,575
01/01/2011 to 12/31/2011	$18.33549	$17.43750	29,727
01/01/2012 to 12/31/2012	$17.43750	$20.33786	29,981
01/01/2013 to 12/31/2013	$20.33786	$26.52660	28,811
01/01/2014 to 12/31/2014	$26.52660	$30.04001	19,842
01/01/2015 to 12/31/2015	$30.04001	$27.63401	14,591
01/01/2016 to 12/31/2016	$27.63401	$31.03014	6,756
01/01/2017 to 12/31/2017	$31.03014	$36.22984	3,234
01/01/2018 to 12/31/2018	$36.22984	$29.78636	2,910
AST Wellington Management Hedged Equity Portfolio
01/01/2009 to 12/31/2009	$6.98410	$8.83533	625,653
01/01/2010 to 12/31/2010	$8.83533	$9.97665	540,358
01/01/2011 to 12/31/2011	$9.97665	$9.48770	266,724
01/01/2012 to 12/31/2012	$9.48770	$10.37389	235,711
01/01/2013 to 12/31/2013	$10.37389	$12.31337	257,016
01/01/2014 to 12/31/2014	$12.31337	$12.79624	195,918
01/01/2015 to 12/31/2015	$12.79624	$12.52455	147,171
01/01/2016 to 12/31/2016	$12.52455	$13.14198	118,032
01/01/2017 to 12/31/2017	$13.14198	$14.70506	154,150
01/01/2018 to 12/31/2018	$14.70506	$13.75958	170,217
AST Western Asset Core Plus Bond Portfolio
01/01/2009 to 12/31/2009	$9.31939	$10.24706	162,500
01/01/2010 to 12/31/2010	$10.24706	$10.88049	191,856
01/01/2011 to 12/31/2011	$10.88049	$11.36317	131,044
01/01/2012 to 12/31/2012	$11.36317	$12.07155	130,317
01/01/2013 to 12/31/2013	$12.07155	$11.71298	167,933
01/01/2014 to 12/31/2014	$11.71298	$12.36759	190,247
01/01/2015 to 12/31/2015	$12.36759	$12.33267	209,061
01/01/2016 to 12/31/2016	$12.33267	$12.77379	105,568
01/01/2017 to 12/31/2017	$12.77379	$13.37636	77,277
01/01/2018 to 12/31/2018	$13.37636	$12.87637	147,869

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Diversified Dividend Fund - Series I
04/29/2011* to 12/31/2011	$9.99302	$9.13114	13,541
01/01/2012 to 12/31/2012	$9.13114	$10.67801	5,284
01/01/2013 to 12/31/2013	$10.67801	$13.78228	6,184
01/01/2014 to 12/31/2014	$13.78228	$15.31699	2,269
01/01/2015 to 12/31/2015	$15.31699	$15.39896	7,758
01/01/2016 to 12/31/2016	$15.39896	$17.41551	7,127
01/01/2017 to 12/31/2017	$17.41551	$18.62591	562
01/01/2018 to 12/31/2018	$18.62591	$16.95548	211
Invesco V.I. Health Care Fund - Series I
formerly,Invesco V.I. Global Health Care Fund - Series I
01/01/2009 to 12/31/2009	$10.85746	$13.65436	17,858
01/01/2010 to 12/31/2010	$13.65436	$14.16164	23,803
01/01/2011 to 12/31/2011	$14.16164	$14.50057	11,566
01/01/2012 to 12/31/2012	$14.50057	$17.26747	9,106
01/01/2013 to 12/31/2013	$17.26747	$23.90424	7,777
01/01/2014 to 12/31/2014	$23.90424	$28.17695	3,231
01/01/2015 to 12/31/2015	$28.17695	$28.63215	5,275
01/01/2016 to 12/31/2016	$28.63215	$24.97132	4,303
01/01/2017 to 12/31/2017	$24.97132	$28.49074	0
01/01/2018 to 12/31/2018	$28.49074	$28.31484	0
Invesco V.I. Mid Cap Growth Portfolio, Series I
04/27/2012* to 12/31/2012	$10.04996	$9.77604	5,855
01/01/2013 to 12/31/2013	$9.77604	$13.19386	6,373
01/01/2014 to 12/31/2014	$13.19386	$14.04040	3,000
01/01/2015 to 12/31/2015	$14.04040	$13.99660	18
01/01/2016 to 12/31/2016	$13.99660	$13.89140	0
01/01/2017 to 12/31/2017	$13.89140	$16.76123	0
01/01/2018 to 12/31/2018	$16.76123	$15.58660	0
Invesco V.I. Technology Fund - Series I
01/01/2009 to 12/31/2009	$8.78071	$13.61352	0
01/01/2010 to 12/31/2010	$13.61352	$16.26644	0
01/01/2011 to 12/31/2011	$16.26644	$15.21308	0
01/01/2012 to 12/31/2012	$15.21308	$16.67449	0
01/01/2013 to 12/31/2013	$16.67449	$20.55423	0
01/01/2014 to 12/31/2014	$20.55423	$22.48350	0
01/01/2015 to 12/31/2015	$22.48350	$23.65549	0
01/01/2016 to 12/31/2016	$23.65549	$23.12550	0
01/01/2017 to 12/31/2017	$23.12550	$30.78286	0
01/01/2018 to 12/31/2018	$30.78286	$30.18079	0
NVIT Emerging Markets Fund Class D
08/05/2016* to 12/31/2016	$10.12650	$9.73548	2,875
01/01/2017 to 12/31/2017	$9.73548	$13.53085	1,096
01/01/2018 to 12/31/2018	$13.53085	$10.96665	1,060
ProFund VP Asia 30
01/01/2009 to 12/31/2009	$17.88141	$27.15975	32,855
01/01/2010 to 12/31/2010	$27.15975	$30.47292	23,453
01/01/2011 to 12/31/2011	$30.47292	$21.91299	5,593
01/01/2012 to 12/31/2012	$21.91299	$24.92419	3,847
01/01/2013 to 12/31/2013	$24.92419	$28.22598	3,074
01/01/2014 to 12/31/2014	$28.22598	$27.36647	1,631
01/01/2015 to 12/31/2015	$27.36647	$24.42751	28
01/01/2016 to 12/31/2016	$24.42751	$24.21613	525
01/01/2017 to 12/31/2017	$24.21613	$31.69658	467
01/01/2018 to 12/31/2018	$31.69658	$25.41314	7

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Banks
01/01/2009 to 12/31/2009	$5.95689	$5.61852	13,233
01/01/2010 to 12/31/2010	$5.61852	$5.99562	20,524
01/01/2011 to 12/31/2011	$5.99562	$4.32585	10,346
01/01/2012 to 12/31/2012	$4.32585	$5.68420	11,652
01/01/2013 to 12/31/2013	$5.68420	$7.47213	9,231
01/01/2014 to 12/31/2014	$7.47213	$8.12375	124
01/01/2015 to 12/31/2015	$8.12375	$7.96721	0
01/01/2016 to 12/31/2016	$7.96721	$9.67102	0
01/01/2017 to 12/31/2017	$9.67102	$11.23331	0
01/01/2018 to 12/31/2018	$11.23331	$9.08372	0
ProFund VP Basic Materials
01/01/2009 to 12/31/2009	$10.29172	$16.46034	46,277
01/01/2010 to 12/31/2010	$16.46034	$21.02831	45,362
01/01/2011 to 12/31/2011	$21.02831	$17.36775	18,857
01/01/2012 to 12/31/2012	$17.36775	$18.55830	14,114
01/01/2013 to 12/31/2013	$18.55830	$21.64942	11,275
01/01/2014 to 12/31/2014	$21.64942	$21.68422	2,171
01/01/2015 to 12/31/2015	$21.68422	$18.38519	0
01/01/2016 to 12/31/2016	$18.38519	$21.45897	0
01/01/2017 to 12/31/2017	$21.45897	$25.99065	0
01/01/2018 to 12/31/2018	$25.99065	$21.07816	0
ProFund VP Bear
01/01/2009 to 12/31/2009	$8.04201	$5.71375	39,269
01/01/2010 to 12/31/2010	$5.71375	$4.62639	31,258
01/01/2011 to 12/31/2011	$4.62639	$4.15225	23,360
01/01/2012 to 12/31/2012	$4.15225	$3.41114	10,413
01/01/2013 to 12/31/2013	$3.41114	$2.46781	1,948
01/01/2014 to 12/31/2014	$2.46781	$2.08445	13,337
01/01/2015 to 12/31/2015	$2.08445	$1.95211	0
01/01/2016 to 12/31/2016	$1.95211	$1.67189	0
01/01/2017 to 12/31/2017	$1.67189	$1.35098	0
01/01/2018 to 12/31/2018	$1.35098	$1.38450	1,995
ProFund VP Biotechnology
01/01/2009 to 12/31/2009	$15.91390	$16.25785	0
01/01/2010 to 12/31/2010	$16.25785	$16.83097	0
01/01/2011 to 12/31/2011	$16.83097	$17.66638	0
01/01/2012 to 12/31/2012	$17.66638	$24.48431	0
01/01/2013 to 12/31/2013	$24.48431	$40.61790	0
01/01/2014 to 12/31/2014	$40.61790	$51.90208	0
01/01/2015 to 12/31/2015	$51.90208	$52.81091	0
01/01/2016 to 12/31/2016	$52.81091	$43.96893	0
01/01/2017 to 12/31/2017	$43.96893	$53.07452	0
01/01/2018 to 12/31/2018	$53.07452	$48.74636	0
ProFund VP Bull
01/01/2009 to 12/31/2009	$9.17552	$11.23803	84,262
01/01/2010 to 12/31/2010	$11.23803	$12.46185	66,531
01/01/2011 to 12/31/2011	$12.46185	$12.27544	22,016
01/01/2012 to 12/31/2012	$12.27544	$13.77024	10,345
01/01/2013 to 12/31/2013	$13.77024	$17.59976	3,694
01/01/2014 to 12/31/2014	$17.59976	$19.32388	0
01/01/2015 to 12/31/2015	$19.32388	$18.94683	0
01/01/2016 to 12/31/2016	$18.94683	$20.46639	0
01/01/2017 to 12/31/2017	$20.46639	$24.05976	1,591
01/01/2018 to 12/31/2018	$24.05976	$22.24013	1,382

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Consumer Goods Portfolio
01/01/2009 to 12/31/2009	$10.36148	$12.40723	2,159
01/01/2010 to 12/31/2010	$12.40723	$14.34292	3,787
01/01/2011 to 12/31/2011	$14.34292	$15.10953	4,264
01/01/2012 to 12/31/2012	$15.10953	$16.49854	3,204
01/01/2013 to 12/31/2013	$16.49854	$20.87496	647
01/01/2014 to 12/31/2014	$20.87496	$22.66472	830
01/01/2015 to 12/31/2015	$22.66472	$23.25420	0
01/01/2016 to 12/31/2016	$23.25420	$23.71789	51
01/01/2017 to 12/31/2017	$23.71789	$26.88037	111
01/01/2018 to 12/31/2018	$26.88037	$22.55587	78
ProFund VP Consumer Services
01/01/2009 to 12/31/2009	$7.85388	$10.11919	1,845
01/01/2010 to 12/31/2010	$10.11919	$12.09950	5,666
01/01/2011 to 12/31/2011	$12.09950	$12.57357	1,320
01/01/2012 to 12/31/2012	$12.57357	$15.12162	1,899
01/01/2013 to 12/31/2013	$15.12162	$20.83338	2,386
01/01/2014 to 12/31/2014	$20.83338	$23.07795	821
01/01/2015 to 12/31/2015	$23.07795	$23.79785	0
01/01/2016 to 12/31/2016	$23.79785	$24.42296	557
01/01/2017 to 12/31/2017	$24.42296	$28.47642	79
01/01/2018 to 12/31/2018	$28.47642	$28.21944	38
ProFund VP Europe 30
01/01/2009 to 12/31/2009	$11.45146	$14.92234	40,807
01/01/2010 to 12/31/2010	$14.92234	$15.08570	38,093
01/01/2011 to 12/31/2011	$15.08570	$13.53954	7,933
01/01/2012 to 12/31/2012	$13.53954	$15.54922	6,778
01/01/2013 to 12/31/2013	$15.54922	$18.62976	5,565
01/01/2014 to 12/31/2014	$18.62976	$16.76351	4,459
01/01/2015 to 12/31/2015	$16.76351	$14.71584	125
01/01/2016 to 12/31/2016	$14.71584	$15.62771	4,773
01/01/2017 to 12/31/2017	$15.62771	$18.42836	4,259
01/01/2018 to 12/31/2018	$18.42836	$15.58579	13
ProFund VP Financials
01/01/2009 to 12/31/2009	$6.24700	$7.07691	20,595
01/01/2010 to 12/31/2010	$7.07691	$7.73273	18,563
01/01/2011 to 12/31/2011	$7.73273	$6.56334	8,055
01/01/2012 to 12/31/2012	$6.56334	$8.06342	8,799
01/01/2013 to 12/31/2013	$8.06342	$10.49012	4,418
01/01/2014 to 12/31/2014	$10.49012	$11.66751	2,356
01/01/2015 to 12/31/2015	$11.66751	$11.32066	900
01/01/2016 to 12/31/2016	$11.32066	$12.85962	1,248
01/01/2017 to 12/31/2017	$12.85962	$14.97134	295
01/01/2018 to 12/31/2018	$14.97134	$13.20759	362
ProFund VP Health Care
01/01/2009 to 12/31/2009	$9.48589	$11.17078	16,273
01/01/2010 to 12/31/2010	$11.17078	$11.31614	12,341
01/01/2011 to 12/31/2011	$11.31614	$12.27389	10,030
01/01/2012 to 12/31/2012	$12.27389	$14.19367	7,026
01/01/2013 to 12/31/2013	$14.19367	$19.53924	5,835
01/01/2014 to 12/31/2014	$19.53924	$23.80743	5,793
01/01/2015 to 12/31/2015	$23.80743	$24.62830	2,285
01/01/2016 to 12/31/2016	$24.62830	$23.27663	767
01/01/2017 to 12/31/2017	$23.27663	$27.72446	171
01/01/2018 to 12/31/2018	$27.72446	$28.51759	106

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Industrials
01/01/2009 to 12/31/2009	$10.30530	$12.59692	6,999
01/01/2010 to 12/31/2010	$12.59692	$15.35483	6,733
01/01/2011 to 12/31/2011	$15.35483	$14.85483	4,399
01/01/2012 to 12/31/2012	$14.85483	$16.94343	2,450
01/01/2013 to 12/31/2013	$16.94343	$23.06273	3,015
01/01/2014 to 12/31/2014	$23.06273	$23.98377	1,926
01/01/2015 to 12/31/2015	$23.98377	$22.81601	150
01/01/2016 to 12/31/2016	$22.81601	$26.41812	600
01/01/2017 to 12/31/2017	$26.41812	$31.85160	237
01/01/2018 to 12/31/2018	$31.85160	$27.36651	151
ProFund VP Internet
01/01/2009 to 12/31/2009	$12.46440	$21.76527	0
01/01/2010 to 12/31/2010	$21.76527	$29.00191	0
01/01/2011 to 12/31/2011	$29.00191	$26.59356	0
01/01/2012 to 12/31/2012	$26.59356	$31.37093	0
01/01/2013 to 12/31/2013	$31.37093	$46.87941	0
01/01/2014 to 12/31/2014	$46.87941	$46.69414	0
01/01/2015 to 12/31/2015	$46.69414	$55.35492	0
01/01/2016 to 12/31/2016	$55.35492	$57.54188	0
01/01/2017 to 12/31/2017	$57.54188	$77.11557	0
01/01/2018 to 12/31/2018	$77.11557	$79.69972	0
ProFund VP Japan
01/01/2009 to 12/31/2009	$10.64747	$11.57113	7,806
01/01/2010 to 12/31/2010	$11.57113	$10.65297	8,572
01/01/2011 to 12/31/2011	$10.65297	$8.54797	5,185
01/01/2012 to 12/31/2012	$8.54797	$10.35177	3,164
01/01/2013 to 12/31/2013	$10.35177	$15.11504	3,303
01/01/2014 to 12/31/2014	$15.11504	$15.36869	252
01/01/2015 to 12/31/2015	$15.36869	$16.01749	0
01/01/2016 to 12/31/2016	$16.01749	$15.84304	1,372
01/01/2017 to 12/31/2017	$15.84304	$18.48562	1,223
01/01/2018 to 12/31/2018	$18.48562	$16.08834	0
ProFund VP Large-Cap Growth
01/01/2009 to 12/31/2009	$7.41599	$9.47679	36,207
01/01/2010 to 12/31/2010	$9.47679	$10.56533	26,524
01/01/2011 to 12/31/2011	$10.56533	$10.73285	9,237
01/01/2012 to 12/31/2012	$10.73285	$11.91613	8,996
01/01/2013 to 12/31/2013	$11.91613	$15.33677	5,461
01/01/2014 to 12/31/2014	$15.33677	$17.05965	6,371
01/01/2015 to 12/31/2015	$17.05965	$17.43507	5,832
01/01/2016 to 12/31/2016	$17.43507	$18.03552	5,702
01/01/2017 to 12/31/2017	$18.03552	$22.25908	4,492
01/01/2018 to 12/31/2018	$22.25908	$21.51560	47
ProFund VP Large-Cap Value
01/01/2009 to 12/31/2009	$7.11512	$8.37262	27,255
01/01/2010 to 12/31/2010	$8.37262	$9.31042	33,728
01/01/2011 to 12/31/2011	$9.31042	$9.05368	13,546
01/01/2012 to 12/31/2012	$9.05368	$10.29289	9,470
01/01/2013 to 12/31/2013	$10.29289	$13.16931	3,643
01/01/2014 to 12/31/2014	$13.16931	$14.33046	1,221
01/01/2015 to 12/31/2015	$14.33046	$13.44711	35
01/01/2016 to 12/31/2016	$13.44711	$15.28993	33
01/01/2017 to 12/31/2017	$15.28993	$17.08458	32
01/01/2018 to 12/31/2018	$17.08458	$15.03867	32

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Mid-Cap Growth
01/01/2009 to 12/31/2009	$10.07837	$13.73105	17,737
01/01/2010 to 12/31/2010	$13.73105	$17.36877	23,606
01/01/2011 to 12/31/2011	$17.36877	$16.61360	11,559
01/01/2012 to 12/31/2012	$16.61360	$18.88100	5,838
01/01/2013 to 12/31/2013	$18.88100	$24.27492	2,714
01/01/2014 to 12/31/2014	$24.27492	$25.31954	3,732
01/01/2015 to 12/31/2015	$25.31954	$25.01053	11,423
01/01/2016 to 12/31/2016	$25.01053	$27.80851	11,009
01/01/2017 to 12/31/2017	$27.80851	$32.40716	2,720
01/01/2018 to 12/31/2018	$32.40716	$28.09504	243
ProFund VP Mid-Cap Value
01/01/2009 to 12/31/2009	$11.37962	$14.66940	12,417
01/01/2010 to 12/31/2010	$14.66940	$17.40450	11,986
01/01/2011 to 12/31/2011	$17.40450	$16.47104	7,196
01/01/2012 to 12/31/2012	$16.47104	$18.91104	3,706
01/01/2013 to 12/31/2013	$18.91104	$24.61778	2,783
01/01/2014 to 12/31/2014	$24.61778	$26.71826	2,455
01/01/2015 to 12/31/2015	$26.71826	$24.15302	12
01/01/2016 to 12/31/2016	$24.15302	$29.58259	12
01/01/2017 to 12/31/2017	$29.58259	$32.23135	10
01/01/2018 to 12/31/2018	$32.23135	$27.52629	10
ProFund VP NASDAQ-100
01/01/2009 to 12/31/2009	$9.73546	$14.57684	36,868
01/01/2010 to 12/31/2010	$14.57684	$16.97787	21,892
01/01/2011 to 12/31/2011	$16.97787	$16.96706	11,397
01/01/2012 to 12/31/2012	$16.96706	$19.42462	8,080
01/01/2013 to 12/31/2013	$19.42462	$25.69122	6,534
01/01/2014 to 12/31/2014	$25.69122	$29.60931	2,768
01/01/2015 to 12/31/2015	$29.60931	$31.33927	8,323
01/01/2016 to 12/31/2016	$31.33927	$32.49292	7,770
01/01/2017 to 12/31/2017	$32.49292	$41.72790	0
01/01/2018 to 12/31/2018	$41.72790	$40.33003	0
ProFund VP Oil & Gas
01/01/2009 to 12/31/2009	$19.34379	$22.00676	21,006
01/01/2010 to 12/31/2010	$22.00676	$25.52696	26,141
01/01/2011 to 12/31/2011	$25.52696	$25.70971	15,171
01/01/2012 to 12/31/2012	$25.70971	$26.05685	11,483
01/01/2013 to 12/31/2013	$26.05685	$31.84425	7,093
01/01/2014 to 12/31/2014	$31.84425	$27.95766	3,558
01/01/2015 to 12/31/2015	$27.95766	$21.10165	158
01/01/2016 to 12/31/2016	$21.10165	$25.81303	83
01/01/2017 to 12/31/2017	$25.81303	$24.61982	454
01/01/2018 to 12/31/2018	$24.61982	$19.34448	432
ProFund VP Pharmaceuticals
01/01/2009 to 12/31/2009	$7.49172	$8.62621	8,690
01/01/2010 to 12/31/2010	$8.62621	$8.53730	12,296
01/01/2011 to 12/31/2011	$8.53730	$9.76609	10,241
01/01/2012 to 12/31/2012	$9.76609	$10.75964	9,611
01/01/2013 to 12/31/2013	$10.75964	$13.95018	8,155
01/01/2014 to 12/31/2014	$13.95018	$16.40114	6,116
01/01/2015 to 12/31/2015	$16.40114	$16.87292	0
01/01/2016 to 12/31/2016	$16.87292	$16.00003	0
01/01/2017 to 12/31/2017	$16.00003	$17.39307	0
01/01/2018 to 12/31/2018	$17.39307	$16.06887	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Precious Metals
01/01/2009 to 12/31/2009	$14.89105	$19.84924	43,158
01/01/2010 to 12/31/2010	$19.84924	$25.98999	43,027
01/01/2011 to 12/31/2011	$25.98999	$20.68168	19,760
01/01/2012 to 12/31/2012	$20.68168	$17.40738	12,722
01/01/2013 to 12/31/2013	$17.40738	$10.63985	10,205
01/01/2014 to 12/31/2014	$10.63985	$7.97889	4,900
01/01/2015 to 12/31/2015	$7.97889	$5.27720	2,942
01/01/2016 to 12/31/2016	$5.27720	$8.09983	10,167
01/01/2017 to 12/31/2017	$8.09983	$8.39976	3,947
01/01/2018 to 12/31/2018	$8.39976	$7.15866	3,690
ProFund VP Real Estate
01/01/2009 to 12/31/2009	$10.54681	$13.28685	16,053
01/01/2010 to 12/31/2010	$13.28685	$16.31916	15,987
01/01/2011 to 12/31/2011	$16.31916	$16.83831	11,683
01/01/2012 to 12/31/2012	$16.83831	$19.43336	10,391
01/01/2013 to 12/31/2013	$19.43336	$19.15950	8,302
01/01/2014 to 12/31/2014	$19.15950	$23.59350	4,978
01/01/2015 to 12/31/2015	$23.59350	$23.31488	21
01/01/2016 to 12/31/2016	$23.31488	$24.28077	545
01/01/2017 to 12/31/2017	$24.28077	$25.84275	21
01/01/2018 to 12/31/2018	$25.84275	$24.00288	0
ProFund VP Rising Rates Opportunity
01/01/2009 to 12/31/2009	$4.51512	$5.87865	53,503
01/01/2010 to 12/31/2010	$5.87865	$4.86244	50,036
01/01/2011 to 12/31/2011	$4.86244	$2.99347	16,857
01/01/2012 to 12/31/2012	$2.99347	$2.74395	12,535
01/01/2013 to 12/31/2013	$2.74395	$3.14817	16,692
01/01/2014 to 12/31/2014	$3.14817	$2.16264	6,839
01/01/2015 to 12/31/2015	$2.16264	$2.09648	27,027
01/01/2016 to 12/31/2016	$2.09648	$1.95850	0
01/01/2017 to 12/31/2017	$1.95850	$1.69952	0
01/01/2018 to 12/31/2018	$1.69952	$1.74356	0
ProFund VP Semiconductor
01/01/2009 to 12/31/2009	$6.15450	$9.94113	0
01/01/2010 to 12/31/2010	$9.94113	$11.00687	0
01/01/2011 to 12/31/2011	$11.00687	$10.41920	0
01/01/2012 to 12/31/2012	$10.41920	$9.83468	0
01/01/2013 to 12/31/2013	$9.83468	$12.93018	0
01/01/2014 to 12/31/2014	$12.93018	$17.13406	0
01/01/2015 to 12/31/2015	$17.13406	$16.39156	0
01/01/2016 to 12/31/2016	$16.39156	$20.62016	0
01/01/2017 to 12/31/2017	$20.62016	$27.53358	0
01/01/2018 to 12/31/2018	$27.53358	$24.34339	0
ProFund VP Short Mid-Cap
01/01/2009 to 12/31/2009	$10.20219	$6.49237	0
01/01/2010 to 12/31/2010	$6.49237	$4.74218	0
01/01/2011 to 12/31/2011	$4.74218	$4.28691	0
01/01/2012 to 12/31/2012	$4.28691	$3.42221	0
01/01/2013 to 12/31/2013	$3.42221	$2.43719	0
01/01/2014 to 12/31/2014	$2.43719	$2.10205	0
01/01/2015 to 12/31/2015	$2.10205	$2.03531	0
01/01/2016 to 12/31/2016	$2.03531	$1.60005	0
01/01/2017 to 12/31/2017	$1.60005	$1.34202	0
01/01/2018 to 12/31/2018	$1.34202	$1.46673	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Short NASDAQ-100
01/01/2009 to 12/31/2009	$6.92335	$4.04662	17,427
01/01/2010 to 12/31/2010	$4.04662	$3.14140	16,052
01/01/2011 to 12/31/2011	$3.14140	$2.77023	7,265
01/01/2012 to 12/31/2012	$2.77023	$2.21567	2,344
01/01/2013 to 12/31/2013	$2.21567	$1.54067	6,347
01/01/2014 to 12/31/2014	$1.54067	$1.22350	478
01/01/2015 to 12/31/2015	$1.22350	$1.04792	40,913
01/01/2016 to 12/31/2016	$1.04792	$0.92835	0
01/01/2017 to 12/31/2017	$0.92835	$0.68360	0
01/01/2018 to 12/31/2018	$0.68360	$0.65389	4,044
ProFund VP Short Small-Cap
01/01/2009 to 12/31/2009	$9.97762	$6.64634	0
01/01/2010 to 12/31/2010	$6.64634	$4.65169	0
01/01/2011 to 12/31/2011	$4.65169	$4.16556	0
01/01/2012 to 12/31/2012	$4.16556	$3.32490	0
01/01/2013 to 12/31/2013	$3.32490	$2.25151	0
01/01/2014 to 12/31/2014	$2.25151	$2.01309	0
01/01/2015 to 12/31/2015	$2.01309	$1.96660	0
01/01/2016 to 12/31/2016	$1.96660	$1.51884	0
01/01/2017 to 12/31/2017	$1.51884	$1.28367	0
01/01/2018 to 12/31/2018	$1.28367	$1.39574	0
ProFund VP Small-Cap Growth
01/01/2009 to 12/31/2009	$11.68153	$14.51747	10,515
01/01/2010 to 12/31/2010	$14.51747	$17.97837	13,568
01/01/2011 to 12/31/2011	$17.97837	$17.93600	6,277
01/01/2012 to 12/31/2012	$17.93600	$19.87163	3,287
01/01/2013 to 12/31/2013	$19.87163	$27.48634	3,728
01/01/2014 to 12/31/2014	$27.48634	$27.66231	3,546
01/01/2015 to 12/31/2015	$27.66231	$27.56692	3,256
01/01/2016 to 12/31/2016	$27.56692	$32.64892	2,998
01/01/2017 to 12/31/2017	$32.64892	$36.33146	2,369
01/01/2018 to 12/31/2018	$36.33146	$33.72654	198
ProFund VP Small-Cap Value
01/01/2009 to 12/31/2009	$11.78060	$13.97133	14,313
01/01/2010 to 12/31/2010	$13.97133	$16.80353	15,364
01/01/2011 to 12/31/2011	$16.80353	$15.87283	10,075
01/01/2012 to 12/31/2012	$15.87283	$18.16035	6,912
01/01/2013 to 12/31/2013	$18.16035	$24.62739	8,138
01/01/2014 to 12/31/2014	$24.62739	$25.66834	3,635
01/01/2015 to 12/31/2015	$25.66834	$23.19025	29
01/01/2016 to 12/31/2016	$23.19025	$29.41671	0
01/01/2017 to 12/31/2017	$29.41671	$31.79055	0
01/01/2018 to 12/31/2018	$31.79055	$26.85989	84
ProFund VP Technology
01/01/2009 to 12/31/2009	$8.59101	$13.66005	0
01/01/2010 to 12/31/2010	$13.66005	$14.89923	0
01/01/2011 to 12/31/2011	$14.89923	$14.47563	0
01/01/2012 to 12/31/2012	$14.47563	$15.72774	0
01/01/2013 to 12/31/2013	$15.72774	$19.39460	0
01/01/2014 to 12/31/2014	$19.39460	$22.56441	0
01/01/2015 to 12/31/2015	$22.56441	$22.75991	0
01/01/2016 to 12/31/2016	$22.75991	$25.18666	0
01/01/2017 to 12/31/2017	$25.18666	$33.53921	0
01/01/2018 to 12/31/2018	$33.53921	$32.27506	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Telecommunications
01/01/2009 to 12/31/2009	$9.66976	$10.22188	17,697
01/01/2010 to 12/31/2010	$10.22188	$11.64801	14,610
01/01/2011 to 12/31/2011	$11.64801	$11.68790	10,588
01/01/2012 to 12/31/2012	$11.68790	$13.41381	5,804
01/01/2013 to 12/31/2013	$13.41381	$14.80728	3,991
01/01/2014 to 12/31/2014	$14.80728	$14.66771	505
01/01/2015 to 12/31/2015	$14.66771	$14.66756	0
01/01/2016 to 12/31/2016	$14.66756	$17.57703	737
01/01/2017 to 12/31/2017	$17.57703	$16.94643	0
01/01/2018 to 12/31/2018	$16.94643	$14.16977	0
ProFund VP U.S. Government Plus
01/01/2009 to 12/31/2009	$16.84816	$11.18239	16,663
01/01/2010 to 12/31/2010	$11.18239	$12.12757	12,585
01/01/2011 to 12/31/2011	$12.12757	$17.14457	7,955
01/01/2012 to 12/31/2012	$17.14457	$17.05131	3,806
01/01/2013 to 12/31/2013	$17.05131	$13.58541	2,063
01/01/2014 to 12/31/2014	$13.58541	$18.25155	4,851
01/01/2015 to 12/31/2015	$18.25155	$16.96351	1,273
01/01/2016 to 12/31/2016	$16.96351	$16.65832	1,365
01/01/2017 to 12/31/2017	$16.65832	$17.96597	1,362
01/01/2018 to 12/31/2018	$17.96597	$16.73537	1,194
ProFund VP UltraBull
01/01/2009 to 12/31/2009	$6.53496	$9.31033	17
01/01/2010 to 12/31/2010	$9.31033	$11.20360	17
01/01/2011 to 12/31/2011	$11.20360	$10.50290	0
01/01/2012 to 12/31/2012	$10.50290	$13.33634	0
01/01/2013 to 12/31/2013	$13.33634	$22.07567	0
01/01/2014 to 12/31/2014	$22.07567	$26.79780	0
01/01/2015 to 12/31/2015	$26.79780	$25.63460	0
01/01/2016 to 12/31/2016	$25.63460	$29.94796	0
01/01/2017 to 12/31/2017	$29.94796	$41.60068	0
01/01/2018 to 12/31/2018	$41.60068	$34.61969	0
ProFund VP UltraMid-Cap
01/01/2009 to 12/31/2009	$8.79987	$14.37011	25,873
01/01/2010 to 12/31/2010	$14.37011	$21.18636	24,228
01/01/2011 to 12/31/2011	$21.18636	$18.02067	8,006
01/01/2012 to 12/31/2012	$18.02067	$23.51701	5,862
01/01/2013 to 12/31/2013	$23.51701	$39.52154	3,253
01/01/2014 to 12/31/2014	$39.52154	$44.90128	933
01/01/2015 to 12/31/2015	$44.90128	$40.18131	0
01/01/2016 to 12/31/2016	$40.18131	$54.58581	838
01/01/2017 to 12/31/2017	$54.58581	$69.28642	154
01/01/2018 to 12/31/2018	$69.28642	$49.97246	147
ProFund VP UltraNASDAQ-100
01/01/2009 to 12/31/2009	$6.49816	$14.03990	0
01/01/2010 to 12/31/2010	$14.03990	$18.70018	0
01/01/2011 to 12/31/2011	$18.70018	$18.20026	1
01/01/2012 to 12/31/2012	$18.20026	$23.97757	0
01/01/2013 to 12/31/2013	$23.97757	$42.28688	0
01/01/2014 to 12/31/2014	$42.28688	$56.58073	0
01/01/2015 to 12/31/2015	$56.58073	$63.31352	0
01/01/2016 to 12/31/2016	$63.31352	$67.74397	0
01/01/2017 to 12/31/2017	$67.74397	$112.33001	0
01/01/2018 to 12/31/2018	$112.33001	$99.97892	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP UltraSmall-Cap
01/01/2009 to 12/31/2009	$8.75531	$12.08884	590
01/01/2010 to 12/31/2010	$12.08884	$17.67572	590
01/01/2011 to 12/31/2011	$17.67572	$14.13185	590
01/01/2012 to 12/31/2012	$14.13185	$18.02790	0
01/01/2013 to 12/31/2013	$18.02790	$33.14657	0
01/01/2014 to 12/31/2014	$33.14657	$34.40551	0
01/01/2015 to 12/31/2015	$34.40551	$29.49199	0
01/01/2016 to 12/31/2016	$29.49199	$40.55271	0
01/01/2017 to 12/31/2017	$40.55271	$50.01213	0
01/01/2018 to 12/31/2018	$50.01213	$35.98105	0
ProFund VP Utilities
01/01/2009 to 12/31/2009	$15.41108	$16.80942	19,084
01/01/2010 to 12/31/2010	$16.80942	$17.54252	16,655
01/01/2011 to 12/31/2011	$17.54252	$20.30554	12,169
01/01/2012 to 12/31/2012	$20.30554	$20.02862	10,084
01/01/2013 to 12/31/2013	$20.02862	$22.35474	8,240
01/01/2014 to 12/31/2014	$22.35474	$27.71907	7,962
01/01/2015 to 12/31/2015	$27.71907	$25.55515	1,261
01/01/2016 to 12/31/2016	$25.55515	$28.96786	1,002
01/01/2017 to 12/31/2017	$28.96786	$31.57050	882
01/01/2018 to 12/31/2018	$31.57050	$31.99124	1,636
PSF SP International Growth Portfolio
formerly,Prudential SP International Growth Portfolio
01/01/2009 to 12/31/2009	$8.29653	$11.20794	4,197
01/01/2010 to 12/31/2010	$11.20794	$12.58632	3,880
01/01/2011 to 12/31/2011	$12.58632	$10.54873	3,688
01/01/2012 to 12/31/2012	$10.54873	$12.71739	1,284
01/01/2013 to 12/31/2013	$12.71739	$14.89024	1,035
01/01/2014 to 12/31/2014	$14.89024	$13.82860	1,040
01/01/2015 to 12/31/2015	$13.82860	$14.07972	0
01/01/2016 to 12/31/2016	$14.07972	$13.37218	0
01/01/2017 to 12/31/2017	$13.37218	$17.88946	0
01/01/2018 to 12/31/2018	$17.88946	$15.36211	0
Wells Fargo VT International Equity Fund - Class 1
07/16/2010* to 12/31/2010	$12.07444	$14.61034	34,356
01/01/2011 to 12/31/2011	$14.61034	$12.55083	18,160
01/01/2012 to 12/31/2012	$12.55083	$14.05349	15,603
01/01/2013 to 12/31/2013	$14.05349	$16.60265	10,296
01/01/2014 to 12/31/2014	$16.60265	$15.48673	4,892
01/01/2015 to 12/31/2015	$15.48673	$15.60462	1,178
01/01/2016 to 12/31/2016	$15.60462	$15.87147	0
01/01/2017 to 12/31/2017	$15.87147	$19.52039	0
01/01/2018 to 12/31/2018	$19.52039	$15.98451	107
Wells Fargo VT Omega Growth Fund - Class 1
07/16/2010* to 12/31/2010	$15.69000	$19.80121	16,952
01/01/2011 to 12/31/2011	$19.80121	$18.45980	8,546
01/01/2012 to 12/31/2012	$18.45980	$21.95644	10,409
01/01/2013 to 12/31/2013	$21.95644	$30.32489	3,271
01/01/2014 to 12/31/2014	$30.32489	$31.09100	2,006
01/01/2015 to 12/31/2015	$31.09100	$31.12105	7,436
01/01/2016 to 12/31/2016	$31.12105	$30.89046	7,509
01/01/2017 to 12/31/2017	$30.89046	$41.06376	173
01/01/2018 to 12/31/2018	$41.06376	$40.65419	91

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Wells Fargo VT Small Cap Growth Fund - Class 1
07/16/2010* to 12/31/2010	$9.59331	$12.25706	51,188
01/01/2011 to 12/31/2011	$12.25706	$11.54918	18,487
01/01/2012 to 12/31/2012	$11.54918	$12.29843	6,884
01/01/2013 to 12/31/2013	$12.29843	$18.23837	6,227
01/01/2014 to 12/31/2014	$18.23837	$17.66398	3,334
01/01/2015 to 12/31/2015	$17.66398	$16.94053	591
01/01/2016 to 12/31/2016	$16.94053	$18.03923	0
01/01/2017 to 12/31/2017	$18.03923	$22.41402	0
01/01/2018 to 12/31/2018	$22.41402	$22.40139	0
*Denotes the start date of these sub-accounts

ASAP III
Prudential Annuities Life Assurance Corporation
Statement of Additional Information
ACCUMULATION UNIT VALUES: With GMWB or HD GRO or GRO Plus 2008 (1.60%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ACCESS VP High Yield Fund
01/01/2009 to 12/31/2009	$11.06415	$12.72851	0
01/01/2010 to 12/31/2010	$12.72851	$14.57588	0
01/01/2011 to 12/31/2011	$14.57588	$14.73691	0
01/01/2012 to 12/31/2012	$14.73691	$16.54887	0
01/01/2013 to 12/31/2013	$16.54887	$17.91553	0
01/01/2014 to 12/31/2014	$17.91553	$18.04119	0
01/01/2015 to 12/31/2015	$18.04119	$17.77986	0
01/01/2016 to 12/31/2016	$17.77986	$19.07081	0
01/01/2017 to 12/31/2017	$19.07081	$19.66619	0
01/01/2018 to 12/31/2018	$19.66619	$19.23141	0
AST Academic Strategies Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$7.94122	$9.71758	2,848,031
01/01/2010 to 12/31/2010	$9.71758	$10.70625	1,845,504
01/01/2011 to 12/31/2011	$10.70625	$10.25504	1,277,360
01/01/2012 to 12/31/2012	$10.25504	$11.35884	1,188,880
01/01/2013 to 12/31/2013	$11.35884	$12.29195	390,164
01/01/2014 to 12/31/2014	$12.29195	$12.55711	397,408
01/01/2015 to 12/31/2015	$12.55711	$11.95839	183,135
01/01/2016 to 12/31/2016	$11.95839	$12.51293	56,274
01/01/2017 to 12/31/2017	$12.51293	$13.86285	3,897
01/01/2018 to 12/31/2018	$13.86285	$12.53017	0
AST Advanced Strategies Portfolio
01/01/2009 to 12/31/2009	$7.93631	$9.85537	620,948
01/01/2010 to 12/31/2010	$9.85537	$11.02695	478,340
01/01/2011 to 12/31/2011	$11.02695	$10.86296	362,807
01/01/2012 to 12/31/2012	$10.86296	$12.14786	364,663
01/01/2013 to 12/31/2013	$12.14786	$13.93262	153,861
01/01/2014 to 12/31/2014	$13.93262	$14.54714	190,094
01/01/2015 to 12/31/2015	$14.54714	$14.42933	111,183
01/01/2016 to 12/31/2016	$14.42933	$15.20805	21,264
01/01/2017 to 12/31/2017	$15.20805	$17.49846	2,978
01/01/2018 to 12/31/2018	$17.49846	$16.20353	0
AST AQR Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99867	$11.64132	3,838
01/01/2014 to 12/31/2014	$11.64132	$12.96369	3,208
01/01/2015 to 12/31/2015	$12.96369	$12.97654	2,205
01/01/2016 to 12/31/2016	$12.97654	$14.13598	0
01/01/2017 to 12/31/2017	$14.13598	$16.98956	0
01/01/2018 to 12/31/2018	$16.98956	$15.35650	0
AST Balanced Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$8.21417	$9.96580	1,778,121
01/01/2010 to 12/31/2010	$9.96580	$11.01405	1,366,536
01/01/2011 to 12/31/2011	$11.01405	$10.70635	906,862
01/01/2012 to 12/31/2012	$10.70635	$11.84906	931,297
01/01/2013 to 12/31/2013	$11.84906	$13.71705	479,007
01/01/2014 to 12/31/2014	$13.71705	$14.37787	462,315
01/01/2015 to 12/31/2015	$14.37787	$14.21517	342,879
01/01/2016 to 12/31/2016	$14.21517	$14.86920	149,975
01/01/2017 to 12/31/2017	$14.86920	$16.81284	0
01/01/2018 to 12/31/2018	$16.81284	$15.72614	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99867	$9.17008	5,405
01/01/2012 to 12/31/2012	$9.17008	$10.09652	9,514
01/01/2013 to 12/31/2013	$10.09652	$11.01328	6,458
01/01/2014 to 12/31/2014	$11.01328	$11.36760	15,653
01/01/2015 to 12/31/2015	$11.36760	$10.85011	4,413
01/01/2016 to 12/31/2016	$10.85011	$11.42001	3,178
01/01/2017 to 12/31/2017	$11.42001	$12.65503	0
01/01/2018 to 12/31/2018	$12.65503	$11.79417	0
AST BlackRock Low Duration Bond Portfolio
01/01/2009 to 12/31/2009	$10.75759	$11.66831	496,112
01/01/2010 to 12/31/2010	$11.66831	$11.92939	385,035
01/01/2011 to 12/31/2011	$11.92939	$12.00275	287,931
01/01/2012 to 12/31/2012	$12.00275	$12.36507	206,368
01/01/2013 to 12/31/2013	$12.36507	$11.90279	56,955
01/01/2014 to 12/31/2014	$11.90279	$11.70091	49,757
01/01/2015 to 12/31/2015	$11.70091	$11.56928	33,934
01/01/2016 to 12/31/2016	$11.56928	$11.57112	13,507
01/01/2017 to 12/31/2017	$11.57112	$11.58090	0
01/01/2018 to 12/31/2018	$11.58090	$11.47926	0
AST BlackRock/Loomis Sayles Bond Portfolio
01/01/2009 to 12/31/2009	$11.00878	$12.62281	571,250
01/01/2010 to 12/31/2010	$12.62281	$13.37950	429,529
01/01/2011 to 12/31/2011	$13.37950	$13.58426	340,001
01/01/2012 to 12/31/2012	$13.58426	$14.61276	258,267
01/01/2013 to 12/31/2013	$14.61276	$14.11476	125,259
01/01/2014 to 12/31/2014	$14.11476	$14.47664	106,056
01/01/2015 to 12/31/2015	$14.47664	$13.94471	70,018
01/01/2016 to 12/31/2016	$13.94471	$14.30221	26,932
01/01/2017 to 12/31/2017	$14.30221	$14.68774	23
01/01/2018 to 12/31/2018	$14.68774	$14.35598	0
AST Bond Portfolio 2018
01/01/2009 to 12/31/2009	$12.05770	$11.14687	1,694,279
01/01/2010 to 12/31/2010	$11.14687	$12.19539	899,710
01/01/2011 to 12/31/2011	$12.19539	$13.63010	1,958,754
01/01/2012 to 12/31/2012	$13.63010	$14.17842	963,380
01/01/2013 to 12/31/2013	$14.17842	$13.51301	55,649
01/01/2014 to 12/31/2014	$13.51301	$13.65082	32,117
01/01/2015 to 12/31/2015	$13.65082	$13.54123	36,578
01/01/2016 to 12/31/2016	$13.54123	$13.53951	4,259
01/01/2017 to 12/31/2017	$13.53951	$13.41820	777
01/01/2018 to 12/31/2018	$13.41820	$13.30247	0
AST Bond Portfolio 2019
01/01/2009 to 12/31/2009	$12.12671	$11.01384	847,098
01/01/2010 to 12/31/2010	$11.01384	$12.06893	584,918
01/01/2011 to 12/31/2011	$12.06893	$13.77296	366,628
01/01/2012 to 12/31/2012	$13.77296	$14.34636	951,107
01/01/2013 to 12/31/2013	$14.34636	$13.43484	520,921
01/01/2014 to 12/31/2014	$13.43484	$13.78359	291,213
01/01/2015 to 12/31/2015	$13.78359	$13.70825	226,779
01/01/2016 to 12/31/2016	$13.70825	$13.68447	40,870
01/01/2017 to 12/31/2017	$13.68447	$13.56847	4,577
01/01/2018 to 12/31/2018	$13.56847	$13.42602	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2020
01/02/2009* to 12/31/2009	$9.99912	$8.80675	67,818
01/01/2010 to 12/31/2010	$8.80675	$9.69229	1,186,344
01/01/2011 to 12/31/2011	$9.69229	$11.31857	201,761
01/01/2012 to 12/31/2012	$11.31857	$11.84113	28,671
01/01/2013 to 12/31/2013	$11.84113	$10.89247	1,284,523
01/01/2014 to 12/31/2014	$10.89247	$11.37836	751,816
01/01/2015 to 12/31/2015	$11.37836	$11.36719	640,834
01/01/2016 to 12/31/2016	$11.36719	$11.40446	215,344
01/01/2017 to 12/31/2017	$11.40446	$11.32182	3,653
01/01/2018 to 12/31/2018	$11.32182	$11.17252	0
AST Bond Portfolio 2021
01/04/2010* to 12/31/2010	$9.99823	$11.03075	2,461,056
01/01/2011 to 12/31/2011	$11.03075	$13.05795	728,952
01/01/2012 to 12/31/2012	$13.05795	$13.72171	156,014
01/01/2013 to 12/31/2013	$13.72171	$12.55693	292
01/01/2014 to 12/31/2014	$12.55693	$13.30508	236,574
01/01/2015 to 12/31/2015	$13.30508	$13.32564	235,214
01/01/2016 to 12/31/2016	$13.32564	$13.37957	28,896
01/01/2017 to 12/31/2017	$13.37957	$13.37415	0
01/01/2018 to 12/31/2018	$13.37415	$13.16783	0
AST Bond Portfolio 2022
01/03/2011* to 12/31/2011	$9.99867	$12.04488	2,327,140
01/01/2012 to 12/31/2012	$12.04488	$12.54491	1,885,202
01/01/2013 to 12/31/2013	$12.54491	$11.14113	175,317
01/01/2014 to 12/31/2014	$11.14113	$12.09963	69,287
01/01/2015 to 12/31/2015	$12.09963	$12.15566	176,536
01/01/2016 to 12/31/2016	$12.15566	$12.18007	39,276
01/01/2017 to 12/31/2017	$12.18007	$12.17370	0
01/01/2018 to 12/31/2018	$12.17370	$11.96031	0
AST Bond Portfolio 2023
01/03/2012* to 12/31/2012	$9.99824	$10.42017	986,123
01/01/2013 to 12/31/2013	$10.42017	$9.20765	3,032,772
01/01/2014 to 12/31/2014	$9.20765	$10.20363	1,042,864
01/01/2015 to 12/31/2015	$10.20363	$10.31221	222,562
01/01/2016 to 12/31/2016	$10.31221	$10.34136	29,420
01/01/2017 to 12/31/2017	$10.34136	$10.34884	4,615
01/01/2018 to 12/31/2018	$10.34884	$10.15564	0
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	$9.99912	$8.76735	1,923,065
01/01/2014 to 12/31/2014	$8.76735	$9.88595	746,283
01/01/2015 to 12/31/2015	$9.88595	$10.00412	7,251
01/01/2016 to 12/31/2016	$10.00412	$10.03190	1,700
01/01/2017 to 12/31/2017	$10.03190	$10.03794	0
01/01/2018 to 12/31/2018	$10.03794	$9.81295	0
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$9.99912	$11.32591	703,678
01/01/2015 to 12/31/2015	$11.32591	$11.36737	2,025,219
01/01/2016 to 12/31/2016	$11.36737	$11.46229	5,495
01/01/2017 to 12/31/2017	$11.46229	$11.48571	0
01/01/2018 to 12/31/2018	$11.48571	$11.21792	0
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$9.99912	$9.95808	385,774
01/01/2016 to 12/31/2016	$9.95808	$10.00252	45,236
01/01/2017 to 12/31/2017	$10.00252	$10.08104	0
01/01/2018 to 12/31/2018	$10.08104	$9.81573	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$9.99824	$9.89955	1,180,647
01/01/2017 to 12/31/2017	$9.89955	$10.00310	0
01/01/2018 to 12/31/2018	$10.00310	$9.71831	0
AST Bond Portfolio 2028
01/03/2017* to 12/31/2017	$9.99823	$10.05707	0
01/01/2018 to 12/31/2018	$10.05707	$9.69194	0
AST Bond Portfolio 2029
01/02/2018* to 12/31/2018	$9.99823	$9.68162	0
AST Capital Growth Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$7.73747	$9.54225	2,699,371
01/01/2010 to 12/31/2010	$9.54225	$10.64536	1,923,884
01/01/2011 to 12/31/2011	$10.64536	$10.22111	1,280,097
01/01/2012 to 12/31/2012	$10.22111	$11.43755	1,255,382
01/01/2013 to 12/31/2013	$11.43755	$13.80709	640,306
01/01/2014 to 12/31/2014	$13.80709	$14.53653	667,527
01/01/2015 to 12/31/2015	$14.53653	$14.38021	424,732
01/01/2016 to 12/31/2016	$14.38021	$15.11802	111,091
01/01/2017 to 12/31/2017	$15.11802	$17.53823	0
01/01/2018 to 12/31/2018	$17.53823	$16.18307	0
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99867	$11.66807	0
01/01/2014 to 12/31/2014	$11.66807	$13.04402	2,780
01/01/2015 to 12/31/2015	$13.04402	$12.37692	1,738
01/01/2016 to 12/31/2016	$12.37692	$13.99335	771
01/01/2017 to 12/31/2017	$13.99335	$16.30426	0
01/01/2018 to 12/31/2018	$16.30426	$15.27755	0
AST Cohen & Steers Realty Portfolio
01/01/2009 to 12/31/2009	$10.89279	$14.14076	29,336
01/01/2010 to 12/31/2010	$14.14076	$17.90692	30,983
01/01/2011 to 12/31/2011	$17.90692	$18.78211	20,122
01/01/2012 to 12/31/2012	$18.78211	$21.31773	18,452
01/01/2013 to 12/31/2013	$21.31773	$21.63394	8,352
01/01/2014 to 12/31/2014	$21.63394	$27.86871	7,997
01/01/2015 to 12/31/2015	$27.86871	$28.75130	5,068
01/01/2016 to 12/31/2016	$28.75130	$29.65459	3,798
01/01/2017 to 12/31/2017	$29.65459	$31.00378	0
01/01/2018 to 12/31/2018	$31.00378	$29.05458	0
AST Fidelity Institutional AM® Quantitative Portfolio
formerly,AST FI Pyramis® Quantitative Portfolio
01/01/2009 to 12/31/2009	$7.28822	$8.88217	1,122,828
01/01/2010 to 12/31/2010	$8.88217	$9.99544	795,603
01/01/2011 to 12/31/2011	$9.99544	$9.68775	576,932
01/01/2012 to 12/31/2012	$9.68775	$10.54634	532,374
01/01/2013 to 12/31/2013	$10.54634	$11.90946	193,207
01/01/2014 to 12/31/2014	$11.90946	$12.08820	216,489
01/01/2015 to 12/31/2015	$12.08820	$12.01261	143,449
01/01/2016 to 12/31/2016	$12.01261	$12.32369	44,235
01/01/2017 to 12/31/2017	$12.32369	$14.12461	1,782
01/01/2018 to 12/31/2018	$14.12461	$12.82103	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Global Real Estate Portfolio
01/01/2009 to 12/31/2009	$6.11493	$8.12910	4,894
01/01/2010 to 12/31/2010	$8.12910	$9.61489	3,871
01/01/2011 to 12/31/2011	$9.61489	$8.98450	3,737
01/01/2012 to 12/31/2012	$8.98450	$11.21027	2,995
01/01/2013 to 12/31/2013	$11.21027	$11.51054	2,117
01/01/2014 to 12/31/2014	$11.51054	$12.90339	2,503
01/01/2015 to 12/31/2015	$12.90339	$12.68554	2,008
01/01/2016 to 12/31/2016	$12.68554	$12.59472	937
01/01/2017 to 12/31/2017	$12.59472	$13.74283	0
01/01/2018 to 12/31/2018	$13.74283	$12.88490	0
AST Goldman Sachs Large-Cap Value Portfolio
01/01/2009 to 12/31/2009	$8.35055	$9.79366	406,667
01/01/2010 to 12/31/2010	$9.79366	$10.87893	356,844
01/01/2011 to 12/31/2011	$10.87893	$10.11429	221,478
01/01/2012 to 12/31/2012	$10.11429	$11.90965	102,889
01/01/2013 to 12/31/2013	$11.90965	$15.65004	32,643
01/01/2014 to 12/31/2014	$15.65004	$17.42187	35,604
01/01/2015 to 12/31/2015	$17.42187	$16.35092	20,514
01/01/2016 to 12/31/2016	$16.35092	$17.94690	4,461
01/01/2017 to 12/31/2017	$17.94690	$19.38177	0
01/01/2018 to 12/31/2018	$19.38177	$17.44385	0
AST Goldman Sachs Mid-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$8.88411	$13.73320	73,559
01/01/2010 to 12/31/2010	$13.73320	$16.19270	55,798
01/01/2011 to 12/31/2011	$16.19270	$15.45959	42,625
01/01/2012 to 12/31/2012	$15.45959	$18.19557	24,844
01/01/2013 to 12/31/2013	$18.19557	$23.66824	10,480
01/01/2014 to 12/31/2014	$23.66824	$25.97426	10,673
01/01/2015 to 12/31/2015	$25.97426	$24.10552	20,475
01/01/2016 to 12/31/2016	$24.10552	$24.11073	8,186
01/01/2017 to 12/31/2017	$24.11073	$30.15363	0
01/01/2018 to 12/31/2018	$30.15363	$28.37832	0
AST Goldman Sachs Multi-Asset Portfolio
01/01/2009 to 12/31/2009	$7.58550	$9.20947	243,577
01/01/2010 to 12/31/2010	$9.20947	$10.11317	195,509
01/01/2011 to 12/31/2011	$10.11317	$9.90118	161,208
01/01/2012 to 12/31/2012	$9.90118	$10.72948	112,624
01/01/2013 to 12/31/2013	$10.72948	$11.59469	45,137
01/01/2014 to 12/31/2014	$11.59469	$11.87020	56,265
01/01/2015 to 12/31/2015	$11.87020	$11.57403	35,589
01/01/2016 to 12/31/2016	$11.57403	$11.98784	15,381
01/01/2017 to 12/31/2017	$11.98784	$13.24554	1,891
01/01/2018 to 12/31/2018	$13.24554	$12.11266	0
AST Goldman Sachs Small-Cap Value Portfolio
05/01/2009* to 12/31/2009	$9.99679	$12.85584	17,124
01/01/2010 to 12/31/2010	$12.85584	$16.03632	14,152
01/01/2011 to 12/31/2011	$16.03632	$15.98554	11,602
01/01/2012 to 12/31/2012	$15.98554	$18.19739	11,191
01/01/2013 to 12/31/2013	$18.19739	$24.85625	11,414
01/01/2014 to 12/31/2014	$24.85625	$26.21909	13,548
01/01/2015 to 12/31/2015	$26.21909	$24.38211	11,414
01/01/2016 to 12/31/2016	$24.38211	$29.82593	6,230
01/01/2017 to 12/31/2017	$29.82593	$32.92715	0
01/01/2018 to 12/31/2018	$32.92715	$27.84085	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Government Money Market Portfolio
01/01/2009 to 12/31/2009	$10.72235	$10.57690	646,749
01/01/2010 to 12/31/2010	$10.57690	$10.41011	323,305
01/01/2011 to 12/31/2011	$10.41011	$10.24614	411,226
01/01/2012 to 12/31/2012	$10.24614	$10.08272	348,780
01/01/2013 to 12/31/2013	$10.08272	$9.92163	77,433
01/01/2014 to 12/31/2014	$9.92163	$9.76289	84,173
01/01/2015 to 12/31/2015	$9.76289	$9.60643	62,463
01/01/2016 to 12/31/2016	$9.60643	$9.45315	13,487
01/01/2017 to 12/31/2017	$9.45315	$9.33399	0
01/01/2018 to 12/31/2018	$9.33399	$9.30329	0
AST High Yield Portfolio
01/01/2009 to 12/31/2009	$9.07742	$12.10779	72,189
01/01/2010 to 12/31/2010	$12.10779	$13.52257	61,676
01/01/2011 to 12/31/2011	$13.52257	$13.72875	44,751
01/01/2012 to 12/31/2012	$13.72875	$15.38312	37,827
01/01/2013 to 12/31/2013	$15.38312	$16.22391	13,073
01/01/2014 to 12/31/2014	$16.22391	$16.37264	10,412
01/01/2015 to 12/31/2015	$16.37264	$15.53656	7,128
01/01/2016 to 12/31/2016	$15.53656	$17.64237	2,617
01/01/2017 to 12/31/2017	$17.64237	$18.65793	0
01/01/2018 to 12/31/2018	$18.65793	$17.99308	0
AST Hotchkis & Wiley Large-Cap Value Portfolio
01/01/2009 to 12/31/2009	$7.97224	$9.36924	80,451
01/01/2010 to 12/31/2010	$9.36924	$10.43263	76,011
01/01/2011 to 12/31/2011	$10.43263	$9.83643	53,174
01/01/2012 to 12/31/2012	$9.83643	$11.31329	48,521
01/01/2013 to 12/31/2013	$11.31329	$15.56971	23,549
01/01/2014 to 12/31/2014	$15.56971	$17.42667	16,952
01/01/2015 to 12/31/2015	$17.42667	$15.80407	7,063
01/01/2016 to 12/31/2016	$15.80407	$18.64437	4,265
01/01/2017 to 12/31/2017	$18.64437	$21.86807	0
01/01/2018 to 12/31/2018	$21.86807	$18.47121	0
AST International Growth Portfolio
01/01/2009 to 12/31/2009	$9.45475	$12.58665	229,341
01/01/2010 to 12/31/2010	$12.58665	$14.18100	178,121
01/01/2011 to 12/31/2011	$14.18100	$12.15081	120,855
01/01/2012 to 12/31/2012	$12.15081	$14.39131	66,094
01/01/2013 to 12/31/2013	$14.39131	$16.85963	18,320
01/01/2014 to 12/31/2014	$16.85963	$15.67332	12,662
01/01/2015 to 12/31/2015	$15.67332	$15.90806	8,282
01/01/2016 to 12/31/2016	$15.90806	$15.06274	3,302
01/01/2017 to 12/31/2017	$15.06274	$20.07333	0
01/01/2018 to 12/31/2018	$20.07333	$17.11751	0
AST International Value Portfolio
01/01/2009 to 12/31/2009	$11.51545	$14.78708	59,112
01/01/2010 to 12/31/2010	$14.78708	$16.16317	47,525
01/01/2011 to 12/31/2011	$16.16317	$13.90883	36,277
01/01/2012 to 12/31/2012	$13.90883	$15.96847	28,075
01/01/2013 to 12/31/2013	$15.96847	$18.77179	15,253
01/01/2014 to 12/31/2014	$18.77179	$17.23315	12,417
01/01/2015 to 12/31/2015	$17.23315	$17.09597	7,714
01/01/2016 to 12/31/2016	$17.09597	$16.92074	2,484
01/01/2017 to 12/31/2017	$16.92074	$20.44929	0
01/01/2018 to 12/31/2018	$20.44929	$16.87361	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST J.P. Morgan Global Thematic Portfolio
01/01/2009 to 12/31/2009	$6.94826	$8.66032	166,498
01/01/2010 to 12/31/2010	$8.66032	$9.69923	68,858
01/01/2011 to 12/31/2011	$9.69923	$9.48986	68,415
01/01/2012 to 12/31/2012	$9.48986	$10.60627	71,869
01/01/2013 to 12/31/2013	$10.60627	$12.13586	41,076
01/01/2014 to 12/31/2014	$12.13586	$12.70173	64,607
01/01/2015 to 12/31/2015	$12.70173	$12.36762	42,578
01/01/2016 to 12/31/2016	$12.36762	$12.80504	17,959
01/01/2017 to 12/31/2017	$12.80504	$14.73721	0
01/01/2018 to 12/31/2018	$14.73721	$13.43121	0
AST J.P. Morgan International Equity Portfolio
01/01/2009 to 12/31/2009	$10.21622	$13.65987	71,754
01/01/2010 to 12/31/2010	$13.65987	$14.40509	55,671
01/01/2011 to 12/31/2011	$14.40509	$12.87788	49,878
01/01/2012 to 12/31/2012	$12.87788	$15.44789	39,541
01/01/2013 to 12/31/2013	$15.44789	$17.53575	10,470
01/01/2014 to 12/31/2014	$17.53575	$16.15687	12,110
01/01/2015 to 12/31/2015	$16.15687	$15.45409	8,074
01/01/2016 to 12/31/2016	$15.45409	$15.50105	3,875
01/01/2017 to 12/31/2017	$15.50105	$19.77368	0
01/01/2018 to 12/31/2018	$19.77368	$16.05687	0
AST J.P. Morgan Strategic Opportunities Portfolio
01/01/2009 to 12/31/2009	$10.62530	$12.75749	481,840
01/01/2010 to 12/31/2010	$12.75749	$13.47220	333,592
01/01/2011 to 12/31/2011	$13.47220	$13.28792	252,796
01/01/2012 to 12/31/2012	$13.28792	$14.47671	236,865
01/01/2013 to 12/31/2013	$14.47671	$15.81672	102,050
01/01/2014 to 12/31/2014	$15.81672	$16.41174	112,983
01/01/2015 to 12/31/2015	$16.41174	$16.11972	84,115
01/01/2016 to 12/31/2016	$16.11972	$16.47123	19,640
01/01/2017 to 12/31/2017	$16.47123	$18.17642	0
01/01/2018 to 12/31/2018	$18.17642	$16.96722	0
AST Jennison Large-Cap Growth Portfolio
11/16/2009* to 12/31/2009	$10.08406	$10.29130	2,963
01/01/2010 to 12/31/2010	$10.29130	$11.27262	17,421
01/01/2011 to 12/31/2011	$11.27262	$11.16603	491
01/01/2012 to 12/31/2012	$11.16603	$12.65589	492
01/01/2013 to 12/31/2013	$12.65589	$16.99823	672
01/01/2014 to 12/31/2014	$16.99823	$18.31586	1,685
01/01/2015 to 12/31/2015	$18.31586	$19.93941	1,635
01/01/2016 to 12/31/2016	$19.93941	$19.33373	77
01/01/2017 to 12/31/2017	$19.33373	$25.84193	0
01/01/2018 to 12/31/2018	$25.84193	$25.01654	0
AST Loomis Sayles Large-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$8.16540	$10.42585	476,771
01/01/2010 to 12/31/2010	$10.42585	$12.28551	373,734
01/01/2011 to 12/31/2011	$12.28551	$11.97881	229,225
01/01/2012 to 12/31/2012	$11.97881	$13.23274	130,595
01/01/2013 to 12/31/2013	$13.23274	$17.78834	31,578
01/01/2014 to 12/31/2014	$17.78834	$19.35733	35,643
01/01/2015 to 12/31/2015	$19.35733	$20.96608	17,491
01/01/2016 to 12/31/2016	$20.96608	$21.78170	5,112
01/01/2017 to 12/31/2017	$21.78170	$28.50508	0
01/01/2018 to 12/31/2018	$28.50508	$27.29269	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST MFS Global Equity Portfolio
01/01/2009 to 12/31/2009	$11.35124	$14.68894	11,782
01/01/2010 to 12/31/2010	$14.68894	$16.19525	9,532
01/01/2011 to 12/31/2011	$16.19525	$15.43727	7,212
01/01/2012 to 12/31/2012	$15.43727	$18.69552	7,490
01/01/2013 to 12/31/2013	$18.69552	$23.48010	16,807
01/01/2014 to 12/31/2014	$23.48010	$23.94316	20,919
01/01/2015 to 12/31/2015	$23.94316	$23.21482	17,908
01/01/2016 to 12/31/2016	$23.21482	$24.46875	14,558
01/01/2017 to 12/31/2017	$24.46875	$29.81853	0
01/01/2018 to 12/31/2018	$29.81853	$26.53609	0
AST MFS Growth Portfolio
01/01/2009 to 12/31/2009	$8.91849	$10.90870	71,606
01/01/2010 to 12/31/2010	$10.90870	$12.10655	69,094
01/01/2011 to 12/31/2011	$12.10655	$11.84234	59,637
01/01/2012 to 12/31/2012	$11.84234	$13.64352	58,891
01/01/2013 to 12/31/2013	$13.64352	$18.35314	17,710
01/01/2014 to 12/31/2014	$18.35314	$19.63247	15,905
01/01/2015 to 12/31/2015	$19.63247	$20.71493	11,457
01/01/2016 to 12/31/2016	$20.71493	$20.77378	4,739
01/01/2017 to 12/31/2017	$20.77378	$26.71964	0
01/01/2018 to 12/31/2018	$26.71964	$26.85511	0
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99868	$10.19872	0
01/01/2013 to 12/31/2013	$10.19872	$13.49835	224
01/01/2014 to 12/31/2014	$13.49835	$14.63962	728
01/01/2015 to 12/31/2015	$14.63962	$14.30116	512
01/01/2016 to 12/31/2016	$14.30116	$15.96493	68
01/01/2017 to 12/31/2017	$15.96493	$18.43423	0
01/01/2018 to 12/31/2018	$18.43423	$16.29665	0
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/01/2009 to 12/31/2009	$9.09414	$12.58584	101,334
01/01/2010 to 12/31/2010	$12.58584	$15.28694	87,867
01/01/2011 to 12/31/2011	$15.28694	$14.66903	55,554
01/01/2012 to 12/31/2012	$14.66903	$16.90627	49,639
01/01/2013 to 12/31/2013	$16.90627	$23.62421	12,777
01/01/2014 to 12/31/2014	$23.62421	$26.55894	12,507
01/01/2015 to 12/31/2015	$26.55894	$24.66084	9,476
01/01/2016 to 12/31/2016	$24.66084	$28.69088	6,356
01/01/2017 to 12/31/2017	$28.69088	$32.12609	0
01/01/2018 to 12/31/2018	$32.12609	$26.41153	0
AST New Discovery Asset Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99868	$10.32725	27,149
01/01/2013 to 12/31/2013	$10.32725	$12.08412	17,690
01/01/2014 to 12/31/2014	$12.08412	$12.50173	17,452
01/01/2015 to 12/31/2015	$12.50173	$12.14891	14,825
01/01/2016 to 12/31/2016	$12.14891	$12.47161	9,569
01/01/2017 to 12/31/2017	$12.47161	$14.29668	0
01/01/2018 to 12/31/2018	$14.29668	$12.90278	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Parametric Emerging Markets Equity Portfolio
01/01/2009 to 12/31/2009	$5.57526	$9.13505	38,695
01/01/2010 to 12/31/2010	$9.13505	$10.99067	31,540
01/01/2011 to 12/31/2011	$10.99067	$8.62261	22,639
01/01/2012 to 12/31/2012	$8.62261	$10.00568	19,009
01/01/2013 to 12/31/2013	$10.00568	$9.86750	5,748
01/01/2014 to 12/31/2014	$9.86750	$9.25495	7,307
01/01/2015 to 12/31/2015	$9.25495	$7.58353	7,853
01/01/2016 to 12/31/2016	$7.58353	$8.38493	2,512
01/01/2017 to 12/31/2017	$8.38493	$10.42749	0
01/01/2018 to 12/31/2018	$10.42749	$8.81857	0
AST Preservation Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$9.03732	$10.67464	784,695
01/01/2010 to 12/31/2010	$10.67464	$11.61424	560,686
01/01/2011 to 12/31/2011	$11.61424	$11.54249	518,147
01/01/2012 to 12/31/2012	$11.54249	$12.53577	425,958
01/01/2013 to 12/31/2013	$12.53577	$13.47161	189,917
01/01/2014 to 12/31/2014	$13.47161	$14.02167	229,932
01/01/2015 to 12/31/2015	$14.02167	$13.81712	138,989
01/01/2016 to 12/31/2016	$13.81712	$14.34781	67,393
01/01/2017 to 12/31/2017	$14.34781	$15.54906	0
01/01/2018 to 12/31/2018	$15.54906	$14.86445	0
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.01859	$10.07153	0
01/01/2012 to 12/31/2012	$10.07153	$10.61478	689
01/01/2013 to 12/31/2013	$10.61478	$10.20335	147
01/01/2014 to 12/31/2014	$10.20335	$10.64862	252
01/01/2015 to 12/31/2015	$10.64862	$10.45015	198
01/01/2016 to 12/31/2016	$10.45015	$10.71606	111
01/01/2017 to 12/31/2017	$10.71606	$11.14305	0
01/01/2018 to 12/31/2018	$11.14305	$10.87469	0
AST Prudential Growth Allocation Portfolio
01/01/2009 to 12/31/2009	$6.70646	$8.31321	887,109
01/01/2010 to 12/31/2010	$8.31321	$9.73617	705,823
01/01/2011 to 12/31/2011	$9.73617	$8.98515	453,728
01/01/2012 to 12/31/2012	$8.98515	$9.98361	421,861
01/01/2013 to 12/31/2013	$9.98361	$11.49642	194,075
01/01/2014 to 12/31/2014	$11.49642	$12.35296	241,139
01/01/2015 to 12/31/2015	$12.35296	$12.08090	188,944
01/01/2016 to 12/31/2016	$12.08090	$13.08803	41,463
01/01/2017 to 12/31/2017	$13.08803	$14.95226	5,087
01/01/2018 to 12/31/2018	$14.95226	$13.59421	0
AST QMA Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99867	$11.68086	0
01/01/2014 to 12/31/2014	$11.68086	$13.24585	0
01/01/2015 to 12/31/2015	$13.24585	$13.23501	0
01/01/2016 to 12/31/2016	$13.23501	$14.43746	0
01/01/2017 to 12/31/2017	$14.43746	$17.24913	0
01/01/2018 to 12/31/2018	$17.24913	$15.75796	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST QMA US Equity Alpha Portfolio
01/01/2009 to 12/31/2009	$7.82302	$9.37769	24,108
01/01/2010 to 12/31/2010	$9.37769	$10.61628	16,599
01/01/2011 to 12/31/2011	$10.61628	$10.80789	14,709
01/01/2012 to 12/31/2012	$10.80789	$12.63468	2,682
01/01/2013 to 12/31/2013	$12.63468	$16.46419	3,700
01/01/2014 to 12/31/2014	$16.46419	$18.98939	4,446
01/01/2015 to 12/31/2015	$18.98939	$19.26091	3,359
01/01/2016 to 12/31/2016	$19.26091	$21.76717	1,588
01/01/2017 to 12/31/2017	$21.76717	$26.18597	0
01/01/2018 to 12/31/2018	$26.18597	$23.64765	0
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99867	$8.90300	7,365
01/01/2012 to 12/31/2012	$8.90300	$9.91304	0
01/01/2013 to 12/31/2013	$9.91304	$11.93921	0
01/01/2014 to 12/31/2014	$11.93921	$12.51188	0
01/01/2015 to 12/31/2015	$12.51188	$12.33018	0
01/01/2016 to 12/31/2016	$12.33018	$12.90036	0
01/01/2017 to 12/31/2017	$12.90036	$15.00360	0
01/01/2018 to 12/31/2018	$15.00360	$13.79862	0
AST RCM World Trends Portfolio
01/01/2009 to 12/31/2009	$7.15700	$8.68957	386,154
01/01/2010 to 12/31/2010	$8.68957	$9.56965	317,419
01/01/2011 to 12/31/2011	$9.56965	$9.24573	215,558
01/01/2012 to 12/31/2012	$9.24573	$10.03301	210,282
01/01/2013 to 12/31/2013	$10.03301	$11.10052	100,511
01/01/2014 to 12/31/2014	$11.10052	$11.48423	119,719
01/01/2015 to 12/31/2015	$11.48423	$11.28175	85,499
01/01/2016 to 12/31/2016	$11.28175	$11.63609	25,701
01/01/2017 to 12/31/2017	$11.63609	$13.30913	0
01/01/2018 to 12/31/2018	$13.30913	$12.06013	0
AST Small-Cap Growth Opportunities Portfolio
01/01/2009 to 12/31/2009	$9.20524	$12.01657	98,034
01/01/2010 to 12/31/2010	$12.01657	$15.67264	71,601
01/01/2011 to 12/31/2011	$15.67264	$13.40010	52,087
01/01/2012 to 12/31/2012	$13.40010	$15.83225	30,652
01/01/2013 to 12/31/2013	$15.83225	$21.93696	11,834
01/01/2014 to 12/31/2014	$21.93696	$22.65251	9,908
01/01/2015 to 12/31/2015	$22.65251	$22.58767	6,226
01/01/2016 to 12/31/2016	$22.58767	$23.93835	2,721
01/01/2017 to 12/31/2017	$23.93835	$30.07910	0
01/01/2018 to 12/31/2018	$30.07910	$26.38601	0
AST Small-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$7.03717	$9.27257	66,712
01/01/2010 to 12/31/2010	$9.27257	$12.44698	54,161
01/01/2011 to 12/31/2011	$12.44698	$12.12813	33,410
01/01/2012 to 12/31/2012	$12.12813	$13.38698	43,214
01/01/2013 to 12/31/2013	$13.38698	$17.80621	12,464
01/01/2014 to 12/31/2014	$17.80621	$18.19046	12,031
01/01/2015 to 12/31/2015	$18.19046	$18.04009	6,723
01/01/2016 to 12/31/2016	$18.04009	$19.89571	3,051
01/01/2017 to 12/31/2017	$19.89571	$24.26055	0
01/01/2018 to 12/31/2018	$24.26055	$21.86419	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Small-Cap Value Portfolio
01/01/2009 to 12/31/2009	$9.74890	$12.18310	156,988
01/01/2010 to 12/31/2010	$12.18310	$15.10457	119,458
01/01/2011 to 12/31/2011	$15.10457	$13.97497	84,338
01/01/2012 to 12/31/2012	$13.97497	$16.24847	52,699
01/01/2013 to 12/31/2013	$16.24847	$21.96847	15,663
01/01/2014 to 12/31/2014	$21.96847	$22.75590	13,624
01/01/2015 to 12/31/2015	$22.75590	$21.42674	8,264
01/01/2016 to 12/31/2016	$21.42674	$27.24209	4,864
01/01/2017 to 12/31/2017	$27.24209	$28.77694	0
01/01/2018 to 12/31/2018	$28.77694	$23.47934	0
AST T. Rowe Price Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$9.97613	$12.18621	323,980
01/01/2010 to 12/31/2010	$12.18621	$13.37437	293,556
01/01/2011 to 12/31/2011	$13.37437	$13.42180	234,239
01/01/2012 to 12/31/2012	$13.42180	$14.98920	198,765
01/01/2013 to 12/31/2013	$14.98920	$17.23230	104,523
01/01/2014 to 12/31/2014	$17.23230	$17.95361	121,761
01/01/2015 to 12/31/2015	$17.95361	$17.67378	95,840
01/01/2016 to 12/31/2016	$17.67378	$18.70358	31,259
01/01/2017 to 12/31/2017	$18.70358	$21.24083	0
01/01/2018 to 12/31/2018	$21.24083	$19.78587	0
AST T. Rowe Price Large-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$7.92817	$11.96508	132,142
01/01/2010 to 12/31/2010	$11.96508	$13.63517	103,846
01/01/2011 to 12/31/2011	$13.63517	$13.18978	81,032
01/01/2012 to 12/31/2012	$13.18978	$15.26052	66,475
01/01/2013 to 12/31/2013	$15.26052	$21.62756	40,160
01/01/2014 to 12/31/2014	$21.62756	$23.05756	33,788
01/01/2015 to 12/31/2015	$23.05756	$24.86303	24,578
01/01/2016 to 12/31/2016	$24.86303	$25.12621	11,064
01/01/2017 to 12/31/2017	$25.12621	$34.09265	0
01/01/2018 to 12/31/2018	$34.09265	$34.84117	0
AST T. Rowe Price Large-Cap Value Portfolio
01/01/2009 to 12/31/2009	$9.80783	$11.41318	46,620
01/01/2010 to 12/31/2010	$11.41318	$12.62804	32,350
01/01/2011 to 12/31/2011	$12.62804	$12.36514	27,180
01/01/2012 to 12/31/2012	$12.36514	$13.79764	26,453
01/01/2013 to 12/31/2013	$13.79764	$18.27836	17,433
01/01/2014 to 12/31/2014	$18.27836	$18.26614	18,025
01/01/2015 to 12/31/2015	$18.26614	$16.88397	14,464
01/01/2016 to 12/31/2016	$16.88397	$17.63265	7,192
01/01/2017 to 12/31/2017	$17.63265	$20.22333	0
01/01/2018 to 12/31/2018	$20.22333	$17.96581	0
AST T. Rowe Price Natural Resources Portfolio
01/01/2009 to 12/31/2009	$14.56452	$21.40395	53,890
01/01/2010 to 12/31/2010	$21.40395	$25.36953	43,500
01/01/2011 to 12/31/2011	$25.36953	$21.23991	31,396
01/01/2012 to 12/31/2012	$21.23991	$21.65554	32,913
01/01/2013 to 12/31/2013	$21.65554	$24.58653	11,328
01/01/2014 to 12/31/2014	$24.58653	$22.17031	13,067
01/01/2015 to 12/31/2015	$22.17031	$17.61532	9,033
01/01/2016 to 12/31/2016	$17.61532	$21.60096	2,357
01/01/2017 to 12/31/2017	$21.60096	$23.44695	0
01/01/2018 to 12/31/2018	$23.44695	$19.22776	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Templeton Global Bond Portfolio
01/01/2009 to 12/31/2009	$11.26369	$12.42629	146,385
01/01/2010 to 12/31/2010	$12.42629	$12.92988	116,874
01/01/2011 to 12/31/2011	$12.92988	$13.24804	78,444
01/01/2012 to 12/31/2012	$13.24804	$13.71705	52,438
01/01/2013 to 12/31/2013	$13.71705	$12.99100	19,854
01/01/2014 to 12/31/2014	$12.99100	$12.85421	14,888
01/01/2015 to 12/31/2015	$12.85421	$12.06449	8,069
01/01/2016 to 12/31/2016	$12.06449	$12.38911	1,029
01/01/2017 to 12/31/2017	$12.38911	$12.44028	0
01/01/2018 to 12/31/2018	$12.44028	$12.48489	0
AST WEDGE Capital Mid-Cap Value Portfolio
01/01/2009 to 12/31/2009	$8.79022	$12.01310	32,073
01/01/2010 to 12/31/2010	$12.01310	$14.61176	23,314
01/01/2011 to 12/31/2011	$14.61176	$13.88210	16,587
01/01/2012 to 12/31/2012	$13.88210	$16.17458	10,536
01/01/2013 to 12/31/2013	$16.17458	$21.07497	6,176
01/01/2014 to 12/31/2014	$21.07497	$23.84204	6,387
01/01/2015 to 12/31/2015	$23.84204	$21.91022	4,346
01/01/2016 to 12/31/2016	$21.91022	$24.57785	859
01/01/2017 to 12/31/2017	$24.57785	$28.66734	0
01/01/2018 to 12/31/2018	$28.66734	$23.54476	0
AST Wellington Management Hedged Equity Portfolio
01/01/2009 to 12/31/2009	$6.96229	$8.79872	394,247
01/01/2010 to 12/31/2010	$8.79872	$9.92525	269,526
01/01/2011 to 12/31/2011	$9.92525	$9.42916	204,964
01/01/2012 to 12/31/2012	$9.42916	$10.29940	216,620
01/01/2013 to 12/31/2013	$10.29940	$12.21248	134,419
01/01/2014 to 12/31/2014	$12.21248	$12.67858	121,962
01/01/2015 to 12/31/2015	$12.67858	$12.39676	89,192
01/01/2016 to 12/31/2016	$12.39676	$12.99473	28,961
01/01/2017 to 12/31/2017	$12.99473	$14.52565	1,875
01/01/2018 to 12/31/2018	$14.52565	$13.57769	0
AST Western Asset Core Plus Bond Portfolio
01/01/2009 to 12/31/2009	$9.30870	$10.22508	45,898
01/01/2010 to 12/31/2010	$10.22508	$10.84606	34,425
01/01/2011 to 12/31/2011	$10.84606	$11.31584	28,198
01/01/2012 to 12/31/2012	$11.31584	$12.00899	23,204
01/01/2013 to 12/31/2013	$12.00899	$11.64048	20,123
01/01/2014 to 12/31/2014	$11.64048	$12.27856	23,025
01/01/2015 to 12/31/2015	$12.27856	$12.23146	15,421
01/01/2016 to 12/31/2016	$12.23146	$12.65600	1,860
01/01/2017 to 12/31/2017	$12.65600	$13.23954	0
01/01/2018 to 12/31/2018	$13.23954	$12.73158	0
Invesco V.I. Diversified Dividend Fund - Series I
04/29/2011* to 12/31/2011	$9.99299	$9.12486	5,077
01/01/2012 to 12/31/2012	$9.12486	$10.65984	4,925
01/01/2013 to 12/31/2013	$10.65984	$13.74489	3,210
01/01/2014 to 12/31/2014	$13.74489	$15.26001	9,135
01/01/2015 to 12/31/2015	$15.26001	$15.32615	5,074
01/01/2016 to 12/31/2016	$15.32615	$17.31567	510
01/01/2017 to 12/31/2017	$17.31567	$18.50048	72
01/01/2018 to 12/31/2018	$18.50048	$16.82412	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Health Care Fund - Series I
formerly,Invesco V.I. Global Health Care Fund - Series I
01/01/2009 to 12/31/2009	$9.79973	$12.31161	13,730
01/01/2010 to 12/31/2010	$12.31161	$12.75600	10,647
01/01/2011 to 12/31/2011	$12.75600	$13.04815	6,015
01/01/2012 to 12/31/2012	$13.04815	$15.52210	8,877
01/01/2013 to 12/31/2013	$15.52210	$21.46619	4,013
01/01/2014 to 12/31/2014	$21.46619	$25.27751	5,133
01/01/2015 to 12/31/2015	$25.27751	$25.65978	3,599
01/01/2016 to 12/31/2016	$25.65978	$22.35629	1,487
01/01/2017 to 12/31/2017	$22.35629	$25.48140	0
01/01/2018 to 12/31/2018	$25.48140	$25.29820	0
Invesco V.I. Mid Cap Growth Portfolio, Series I
04/27/2012* to 12/31/2012	$10.04994	$9.76930	1,632
01/01/2013 to 12/31/2013	$9.76930	$13.17127	1,238
01/01/2014 to 12/31/2014	$13.17127	$14.00211	2,169
01/01/2015 to 12/31/2015	$14.00211	$13.94432	1,507
01/01/2016 to 12/31/2016	$13.94432	$13.82554	524
01/01/2017 to 12/31/2017	$13.82554	$16.66489	0
01/01/2018 to 12/31/2018	$16.66489	$15.48128	0
Invesco V.I. Technology Fund - Series I
01/01/2009 to 12/31/2009	$6.22076	$9.63472	0
01/01/2010 to 12/31/2010	$9.63472	$11.50053	0
01/01/2011 to 12/31/2011	$11.50053	$10.74486	0
01/01/2012 to 12/31/2012	$10.74486	$11.76509	0
01/01/2013 to 12/31/2013	$11.76509	$14.48775	0
01/01/2014 to 12/31/2014	$14.48775	$15.83155	0
01/01/2015 to 12/31/2015	$15.83155	$16.63995	0
01/01/2016 to 12/31/2016	$16.63995	$16.25059	0
01/01/2017 to 12/31/2017	$16.25059	$21.60966	0
01/01/2018 to 12/31/2018	$21.60966	$21.16536	0
NVIT Emerging Markets Fund Class D
08/05/2016* to 12/31/2016	$10.12647	$9.73145	907
01/01/2017 to 12/31/2017	$9.73145	$13.51147	0
01/01/2018 to 12/31/2018	$13.51147	$10.93980	0
ProFund VP Asia 30
01/01/2009 to 12/31/2009	$11.58510	$17.57850	9,093
01/01/2010 to 12/31/2010	$17.57850	$19.70289	4,317
01/01/2011 to 12/31/2011	$19.70289	$14.15384	4,693
01/01/2012 to 12/31/2012	$14.15384	$16.08237	3,275
01/01/2013 to 12/31/2013	$16.08237	$18.19440	439
01/01/2014 to 12/31/2014	$18.19440	$17.62236	0
01/01/2015 to 12/31/2015	$17.62236	$15.71385	0
01/01/2016 to 12/31/2016	$15.71385	$15.56205	0
01/01/2017 to 12/31/2017	$15.56205	$20.34870	0
01/01/2018 to 12/31/2018	$20.34870	$16.29812	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Banks
01/01/2009 to 12/31/2009	$4.86841	$4.58723	3,340
01/01/2010 to 12/31/2010	$4.58723	$4.89019	1,217
01/01/2011 to 12/31/2011	$4.89019	$3.52474	0
01/01/2012 to 12/31/2012	$3.52474	$4.62680	11
01/01/2013 to 12/31/2013	$4.62680	$6.07595	983
01/01/2014 to 12/31/2014	$6.07595	$6.59913	976
01/01/2015 to 12/31/2015	$6.59913	$6.46536	473
01/01/2016 to 12/31/2016	$6.46536	$7.84011	0
01/01/2017 to 12/31/2017	$7.84011	$9.09749	0
01/01/2018 to 12/31/2018	$9.09749	$7.34905	0
ProFund VP Basic Materials
01/01/2009 to 12/31/2009	$8.82676	$14.10288	3,976
01/01/2010 to 12/31/2010	$14.10288	$17.99838	7,372
01/01/2011 to 12/31/2011	$17.99838	$14.85021	6,376
01/01/2012 to 12/31/2012	$14.85021	$15.85212	5,112
01/01/2013 to 12/31/2013	$15.85212	$18.47367	644
01/01/2014 to 12/31/2014	$18.47367	$18.48468	126
01/01/2015 to 12/31/2015	$18.48468	$15.65650	95
01/01/2016 to 12/31/2016	$15.65650	$18.25557	0
01/01/2017 to 12/31/2017	$18.25557	$22.08849	0
01/01/2018 to 12/31/2018	$22.08849	$17.89531	0
ProFund VP Bear
01/01/2009 to 12/31/2009	$9.89047	$7.01987	7,977
01/01/2010 to 12/31/2010	$7.01987	$5.67808	8,279
01/01/2011 to 12/31/2011	$5.67808	$5.09092	2,693
01/01/2012 to 12/31/2012	$5.09092	$4.17794	747
01/01/2013 to 12/31/2013	$4.17794	$3.01956	150
01/01/2014 to 12/31/2014	$3.01956	$2.54790	0
01/01/2015 to 12/31/2015	$2.54790	$2.38364	0
01/01/2016 to 12/31/2016	$2.38364	$2.03944	0
01/01/2017 to 12/31/2017	$2.03944	$1.64629	0
01/01/2018 to 12/31/2018	$1.64629	$1.68549	0
ProFund VP Bull
01/01/2009 to 12/31/2009	$8.01321	$9.80451	44,539
01/01/2010 to 12/31/2010	$9.80451	$10.86117	41,019
01/01/2011 to 12/31/2011	$10.86117	$10.68789	34,482
01/01/2012 to 12/31/2012	$10.68789	$11.97729	3,713
01/01/2013 to 12/31/2013	$11.97729	$15.29275	2,838
01/01/2014 to 12/31/2014	$15.29275	$16.77385	0
01/01/2015 to 12/31/2015	$16.77385	$16.42987	0
01/01/2016 to 12/31/2016	$16.42987	$17.72962	0
01/01/2017 to 12/31/2017	$17.72962	$20.82130	0
01/01/2018 to 12/31/2018	$20.82130	$19.22703	0
ProFund VP Consumer Goods Portfolio
01/01/2009 to 12/31/2009	$9.53238	$11.40280	0
01/01/2010 to 12/31/2010	$11.40280	$13.16841	1,231
01/01/2011 to 12/31/2011	$13.16841	$13.85819	4,409
01/01/2012 to 12/31/2012	$13.85819	$15.11686	2,408
01/01/2013 to 12/31/2013	$15.11686	$19.10725	541
01/01/2014 to 12/31/2014	$19.10725	$20.72446	246
01/01/2015 to 12/31/2015	$20.72446	$21.24190	246
01/01/2016 to 12/31/2016	$21.24190	$21.64355	0
01/01/2017 to 12/31/2017	$21.64355	$24.50457	0
01/01/2018 to 12/31/2018	$24.50457	$20.54131	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Consumer Services
01/01/2009 to 12/31/2009	$6.79318	$8.74366	571
01/01/2010 to 12/31/2010	$8.74366	$10.44413	9,836
01/01/2011 to 12/31/2011	$10.44413	$10.84252	8,284
01/01/2012 to 12/31/2012	$10.84252	$13.02647	2,765
01/01/2013 to 12/31/2013	$13.02647	$17.92873	343
01/01/2014 to 12/31/2014	$17.92873	$19.84030	0
01/01/2015 to 12/31/2015	$19.84030	$20.43835	0
01/01/2016 to 12/31/2016	$20.43835	$20.95397	0
01/01/2017 to 12/31/2017	$20.95397	$24.40691	0
01/01/2018 to 12/31/2018	$24.40691	$24.16202	0
ProFund VP Europe 30
01/01/2009 to 12/31/2009	$9.54365	$12.42365	9,731
01/01/2010 to 12/31/2010	$12.42365	$12.54700	10,253
01/01/2011 to 12/31/2011	$12.54700	$11.24954	5,470
01/01/2012 to 12/31/2012	$11.24954	$12.90621	3,239
01/01/2013 to 12/31/2013	$12.90621	$15.44748	2,901
01/01/2014 to 12/31/2014	$15.44748	$13.88591	374
01/01/2015 to 12/31/2015	$13.88591	$12.17734	221
01/01/2016 to 12/31/2016	$12.17734	$12.91880	0
01/01/2017 to 12/31/2017	$12.91880	$15.21847	0
01/01/2018 to 12/31/2018	$15.21847	$12.85793	0
ProFund VP Financials
01/01/2009 to 12/31/2009	$5.19659	$5.88092	20,607
01/01/2010 to 12/31/2010	$5.88092	$6.41942	18,145
01/01/2011 to 12/31/2011	$6.41942	$5.44303	21,432
01/01/2012 to 12/31/2012	$5.44303	$6.68031	8,522
01/01/2013 to 12/31/2013	$6.68031	$8.68202	1,105
01/01/2014 to 12/31/2014	$8.68202	$9.64666	222
01/01/2015 to 12/31/2015	$9.64666	$9.35047	0
01/01/2016 to 12/31/2016	$9.35047	$10.61086	0
01/01/2017 to 12/31/2017	$10.61086	$12.34072	0
01/01/2018 to 12/31/2018	$12.34072	$10.87583	0
ProFund VP Health Care
01/01/2009 to 12/31/2009	$9.06537	$10.66478	4,796
01/01/2010 to 12/31/2010	$10.66478	$10.79258	6,837
01/01/2011 to 12/31/2011	$10.79258	$11.69414	10,065
01/01/2012 to 12/31/2012	$11.69414	$13.50944	4,938
01/01/2013 to 12/31/2013	$13.50944	$18.57849	699
01/01/2014 to 12/31/2014	$18.57849	$22.61381	41
01/01/2015 to 12/31/2015	$22.61381	$23.36980	11
01/01/2016 to 12/31/2016	$23.36980	$22.06476	0
01/01/2017 to 12/31/2017	$22.06476	$26.25466	0
01/01/2018 to 12/31/2018	$26.25466	$26.97806	0
ProFund VP Industrials
01/01/2009 to 12/31/2009	$8.68216	$10.60211	18,144
01/01/2010 to 12/31/2010	$10.60211	$12.91016	6,521
01/01/2011 to 12/31/2011	$12.91016	$12.47717	4,059
01/01/2012 to 12/31/2012	$12.47717	$14.21686	3
01/01/2013 to 12/31/2013	$14.21686	$19.33186	0
01/01/2014 to 12/31/2014	$19.33186	$20.08352	0
01/01/2015 to 12/31/2015	$20.08352	$19.08616	0
01/01/2016 to 12/31/2016	$19.08616	$22.07710	0
01/01/2017 to 12/31/2017	$22.07710	$26.59082	0
01/01/2018 to 12/31/2018	$26.59082	$22.82322	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Japan
01/01/2009 to 12/31/2009	$8.18689	$8.88809	3,813
01/01/2010 to 12/31/2010	$8.88809	$8.17450	3,443
01/01/2011 to 12/31/2011	$8.17450	$6.55262	1,896
01/01/2012 to 12/31/2012	$6.55262	$7.92717	1,416
01/01/2013 to 12/31/2013	$7.92717	$11.56295	914
01/01/2014 to 12/31/2014	$11.56295	$11.74498	59
01/01/2015 to 12/31/2015	$11.74498	$12.22843	32
01/01/2016 to 12/31/2016	$12.22843	$12.08293	0
01/01/2017 to 12/31/2017	$12.08293	$14.08411	0
01/01/2018 to 12/31/2018	$14.08411	$12.24509	0
ProFund VP Large-Cap Growth
01/01/2009 to 12/31/2009	$7.38486	$9.42720	4,693
01/01/2010 to 12/31/2010	$9.42720	$10.49944	5,066
01/01/2011 to 12/31/2011	$10.49944	$10.65507	1,923
01/01/2012 to 12/31/2012	$10.65507	$11.81767	489
01/01/2013 to 12/31/2013	$11.81767	$15.19448	1,364
01/01/2014 to 12/31/2014	$15.19448	$16.88427	320
01/01/2015 to 12/31/2015	$16.88427	$17.23826	321
01/01/2016 to 12/31/2016	$17.23826	$17.81385	0
01/01/2017 to 12/31/2017	$17.81385	$21.96315	0
01/01/2018 to 12/31/2018	$21.96315	$21.20783	0
ProFund VP Large-Cap Value
01/01/2009 to 12/31/2009	$7.08536	$8.32903	2,916
01/01/2010 to 12/31/2010	$8.32903	$9.25256	3,895
01/01/2011 to 12/31/2011	$9.25256	$8.98821	1,548
01/01/2012 to 12/31/2012	$8.98821	$10.20799	18,254
01/01/2013 to 12/31/2013	$10.20799	$13.04732	1,249
01/01/2014 to 12/31/2014	$13.04732	$14.18340	295
01/01/2015 to 12/31/2015	$14.18340	$13.29553	28
01/01/2016 to 12/31/2016	$13.29553	$15.10222	0
01/01/2017 to 12/31/2017	$15.10222	$16.85776	0
01/01/2018 to 12/31/2018	$16.85776	$14.82390	0
ProFund VP Mid-Cap Growth
01/01/2009 to 12/31/2009	$8.31050	$11.31104	1,388
01/01/2010 to 12/31/2010	$11.31104	$14.29305	2,139
01/01/2011 to 12/31/2011	$14.29305	$13.65777	5,394
01/01/2012 to 12/31/2012	$13.65777	$15.50598	2,604
01/01/2013 to 12/31/2013	$15.50598	$19.91545	1,584
01/01/2014 to 12/31/2014	$19.91545	$20.75129	0
01/01/2015 to 12/31/2015	$20.75129	$20.47719	0
01/01/2016 to 12/31/2016	$20.47719	$22.74492	0
01/01/2017 to 12/31/2017	$22.74492	$26.47931	0
01/01/2018 to 12/31/2018	$26.47931	$22.93250	0
ProFund VP Mid-Cap Value
01/01/2009 to 12/31/2009	$9.06719	$11.67654	814
01/01/2010 to 12/31/2010	$11.67654	$13.83956	1,902
01/01/2011 to 12/31/2011	$13.83956	$13.08411	2,591
01/01/2012 to 12/31/2012	$13.08411	$15.00712	2,111
01/01/2013 to 12/31/2013	$15.00712	$19.51598	1,248
01/01/2014 to 12/31/2014	$19.51598	$21.15967	146
01/01/2015 to 12/31/2015	$21.15967	$19.10858	0
01/01/2016 to 12/31/2016	$19.10858	$23.38055	0
01/01/2017 to 12/31/2017	$23.38055	$25.44814	0
01/01/2018 to 12/31/2018	$25.44814	$21.71110	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP NASDAQ-100
01/01/2009 to 12/31/2009	$7.37384	$11.02959	4,571
01/01/2010 to 12/31/2010	$11.02959	$12.83337	5,562
01/01/2011 to 12/31/2011	$12.83337	$12.81220	13,866
01/01/2012 to 12/31/2012	$12.81220	$14.65303	12,013
01/01/2013 to 12/31/2013	$14.65303	$19.36065	4,566
01/01/2014 to 12/31/2014	$19.36065	$22.29067	0
01/01/2015 to 12/31/2015	$22.29067	$23.56918	0
01/01/2016 to 12/31/2016	$23.56918	$24.41212	0
01/01/2017 to 12/31/2017	$24.41212	$31.31878	0
01/01/2018 to 12/31/2018	$31.31878	$30.23871	0
ProFund VP Oil & Gas
01/01/2009 to 12/31/2009	$17.25500	$19.61042	8,943
01/01/2010 to 12/31/2010	$19.61042	$22.72429	6,360
01/01/2011 to 12/31/2011	$22.72429	$22.86371	1,357
01/01/2012 to 12/31/2012	$22.86371	$23.14884	2,789
01/01/2013 to 12/31/2013	$23.14884	$28.26167	432
01/01/2014 to 12/31/2014	$28.26167	$24.78710	251
01/01/2015 to 12/31/2015	$24.78710	$18.68956	132
01/01/2016 to 12/31/2016	$18.68956	$22.83911	0
01/01/2017 to 12/31/2017	$22.83911	$21.76130	0
01/01/2018 to 12/31/2018	$21.76130	$17.08103	0
ProFund VP Pharmaceuticals
01/01/2009 to 12/31/2009	$7.92536	$9.11625	1,521
01/01/2010 to 12/31/2010	$9.11625	$9.01308	1,131
01/01/2011 to 12/31/2011	$9.01308	$10.29991	5,129
01/01/2012 to 12/31/2012	$10.29991	$11.33616	5
01/01/2013 to 12/31/2013	$11.33616	$14.68278	0
01/01/2014 to 12/31/2014	$14.68278	$17.24504	0
01/01/2015 to 12/31/2015	$17.24504	$17.72316	12
01/01/2016 to 12/31/2016	$17.72316	$16.78910	0
01/01/2017 to 12/31/2017	$16.78910	$18.23229	0
01/01/2018 to 12/31/2018	$18.23229	$16.82691	0
ProFund VP Precious Metals
01/01/2009 to 12/31/2009	$11.05535	$14.72134	20,089
01/01/2010 to 12/31/2010	$14.72134	$19.25610	10,138
01/01/2011 to 12/31/2011	$19.25610	$15.30761	6,979
01/01/2012 to 12/31/2012	$15.30761	$12.87102	3,372
01/01/2013 to 12/31/2013	$12.87102	$7.85909	1,972
01/01/2014 to 12/31/2014	$7.85909	$5.88757	1,969
01/01/2015 to 12/31/2015	$5.88757	$3.89002	125
01/01/2016 to 12/31/2016	$3.89002	$5.96458	0
01/01/2017 to 12/31/2017	$5.96458	$6.17913	0
01/01/2018 to 12/31/2018	$6.17913	$5.26083	0
ProFund VP Real Estate
01/01/2009 to 12/31/2009	$8.24401	$10.37528	8,010
01/01/2010 to 12/31/2010	$10.37528	$12.73015	1,039
01/01/2011 to 12/31/2011	$12.73015	$13.12190	962
01/01/2012 to 12/31/2012	$13.12190	$15.12872	431
01/01/2013 to 12/31/2013	$15.12872	$14.90044	19
01/01/2014 to 12/31/2014	$14.90044	$18.33018	32
01/01/2015 to 12/31/2015	$18.33018	$18.09529	24
01/01/2016 to 12/31/2016	$18.09529	$18.82588	0
01/01/2017 to 12/31/2017	$18.82588	$20.01665	0
01/01/2018 to 12/31/2018	$20.01665	$18.57259	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Rising Rates Opportunity
01/01/2009 to 12/31/2009	$4.68396	$6.09237	11,460
01/01/2010 to 12/31/2010	$6.09237	$5.03413	30,580
01/01/2011 to 12/31/2011	$5.03413	$3.09599	27,125
01/01/2012 to 12/31/2012	$3.09599	$2.83506	2,040
01/01/2013 to 12/31/2013	$2.83506	$3.24932	1,275
01/01/2014 to 12/31/2014	$3.24932	$2.22985	0
01/01/2015 to 12/31/2015	$2.22985	$2.15931	0
01/01/2016 to 12/31/2016	$2.15931	$2.01522	0
01/01/2017 to 12/31/2017	$2.01522	$1.74693	0
01/01/2018 to 12/31/2018	$1.74693	$1.79041	0
ProFund VP Short NASDAQ-100
01/01/2009 to 12/31/2009	$10.15367	$5.92864	1,306
01/01/2010 to 12/31/2010	$5.92864	$4.59780	1,660
01/01/2011 to 12/31/2011	$4.59780	$4.05038	2,192
01/01/2012 to 12/31/2012	$4.05038	$3.23624	726
01/01/2013 to 12/31/2013	$3.23624	$2.24810	0
01/01/2014 to 12/31/2014	$2.24810	$1.78346	0
01/01/2015 to 12/31/2015	$1.78346	$1.52597	0
01/01/2016 to 12/31/2016	$1.52597	$1.35059	0
01/01/2017 to 12/31/2017	$1.35059	$0.99355	0
01/01/2018 to 12/31/2018	$0.99355	$0.94930	0
ProFund VP Small-Cap Growth
01/01/2009 to 12/31/2009	$9.26779	$11.50605	3,696
01/01/2010 to 12/31/2010	$11.50605	$14.23462	12,243
01/01/2011 to 12/31/2011	$14.23462	$14.18680	15,309
01/01/2012 to 12/31/2012	$14.18680	$15.70181	2,275
01/01/2013 to 12/31/2013	$15.70181	$21.69672	1,725
01/01/2014 to 12/31/2014	$21.69672	$21.81349	41
01/01/2015 to 12/31/2015	$21.81349	$21.71626	12
01/01/2016 to 12/31/2016	$21.71626	$25.69369	0
01/01/2017 to 12/31/2017	$25.69369	$28.56275	0
01/01/2018 to 12/31/2018	$28.56275	$26.48778	0
ProFund VP Small-Cap Value
01/01/2009 to 12/31/2009	$9.29828	$11.01626	6,302
01/01/2010 to 12/31/2010	$11.01626	$13.23599	15,643
01/01/2011 to 12/31/2011	$13.23599	$12.49024	19,395
01/01/2012 to 12/31/2012	$12.49024	$14.27576	11,178
01/01/2013 to 12/31/2013	$14.27576	$19.33985	3,204
01/01/2014 to 12/31/2014	$19.33985	$20.13692	1,407
01/01/2015 to 12/31/2015	$20.13692	$18.17445	0
01/01/2016 to 12/31/2016	$18.17445	$23.03086	0
01/01/2017 to 12/31/2017	$23.03086	$24.86426	0
01/01/2018 to 12/31/2018	$24.86426	$20.98637	0
ProFund VP Telecommunications
01/01/2009 to 12/31/2009	$10.55780	$11.14929	1,117
01/01/2010 to 12/31/2010	$11.14929	$12.69183	4,645
01/01/2011 to 12/31/2011	$12.69183	$12.72244	1,049
01/01/2012 to 12/31/2012	$12.72244	$14.58634	4
01/01/2013 to 12/31/2013	$14.58634	$16.08519	0
01/01/2014 to 12/31/2014	$16.08519	$15.91736	0
01/01/2015 to 12/31/2015	$15.91736	$15.90103	0
01/01/2016 to 12/31/2016	$15.90103	$19.03595	0
01/01/2017 to 12/31/2017	$19.03595	$18.33437	0
01/01/2018 to 12/31/2018	$18.33437	$15.31460	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP U.S. Government Plus
01/01/2009 to 12/31/2009	$17.51243	$11.61141	4,474
01/01/2010 to 12/31/2010	$11.61141	$12.57996	11,439
01/01/2011 to 12/31/2011	$12.57996	$17.76620	6,854
01/01/2012 to 12/31/2012	$17.76620	$17.65159	463
01/01/2013 to 12/31/2013	$17.65159	$14.04938	301
01/01/2014 to 12/31/2014	$14.04938	$18.85566	301
01/01/2015 to 12/31/2015	$18.85566	$17.50725	311
01/01/2016 to 12/31/2016	$17.50725	$17.17484	0
01/01/2017 to 12/31/2017	$17.17484	$18.50430	0
01/01/2018 to 12/31/2018	$18.50430	$17.21918	0
ProFund VP UltraMid-Cap
01/01/2009 to 12/31/2009	$5.88631	$9.60254	19,092
01/01/2010 to 12/31/2010	$9.60254	$14.14298	12,574
01/01/2011 to 12/31/2011	$14.14298	$12.01756	2,773
01/01/2012 to 12/31/2012	$12.01756	$15.66684	11,342
01/01/2013 to 12/31/2013	$15.66684	$26.30221	2,189
01/01/2014 to 12/31/2014	$26.30221	$29.85223	0
01/01/2015 to 12/31/2015	$29.85223	$26.68708	0
01/01/2016 to 12/31/2016	$26.68708	$36.21739	0
01/01/2017 to 12/31/2017	$36.21739	$45.92471	0
01/01/2018 to 12/31/2018	$45.92471	$33.08915	0
ProFund VP Utilities
01/01/2009 to 12/31/2009	$12.78777	$13.93397	3,187
01/01/2010 to 12/31/2010	$13.93397	$14.52694	6,756
01/01/2011 to 12/31/2011	$14.52694	$16.79794	8,441
01/01/2012 to 12/31/2012	$16.79794	$16.55193	3,442
01/01/2013 to 12/31/2013	$16.55193	$18.45541	3,057
01/01/2014 to 12/31/2014	$18.45541	$22.86085	603
01/01/2015 to 12/31/2015	$22.86085	$21.05476	363
01/01/2016 to 12/31/2016	$21.05476	$23.84237	0
01/01/2017 to 12/31/2017	$23.84237	$25.95821	0
01/01/2018 to 12/31/2018	$25.95821	$26.27736	0
PSF SP International Growth Portfolio
formerly,Prudential SP International Growth Portfolio
01/01/2009 to 12/31/2009	$8.26224	$11.15031	1,128
01/01/2010 to 12/31/2010	$11.15031	$12.50898	775
01/01/2011 to 12/31/2011	$12.50898	$10.47321	327
01/01/2012 to 12/31/2012	$10.47321	$12.61346	614
01/01/2013 to 12/31/2013	$12.61346	$14.75355	0
01/01/2014 to 12/31/2014	$14.75355	$13.68785	98
01/01/2015 to 12/31/2015	$13.68785	$13.92227	100
01/01/2016 to 12/31/2016	$13.92227	$13.20929	0
01/01/2017 to 12/31/2017	$13.20929	$17.65376	0
01/01/2018 to 12/31/2018	$17.65376	$15.14429	0
Wells Fargo VT International Equity Fund - Class 1
07/16/2010* to 12/31/2010	$11.99382	$14.50597	9,049
01/01/2011 to 12/31/2011	$14.50597	$12.44860	5,912
01/01/2012 to 12/31/2012	$12.44860	$13.92488	4,379
01/01/2013 to 12/31/2013	$13.92488	$16.43407	3,818
01/01/2014 to 12/31/2014	$16.43407	$15.31390	4,197
01/01/2015 to 12/31/2015	$15.31390	$15.41476	2,432
01/01/2016 to 12/31/2016	$15.41476	$15.66243	619
01/01/2017 to 12/31/2017	$15.66243	$19.24375	50
01/01/2018 to 12/31/2018	$19.24375	$15.74192	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Wells Fargo VT Omega Growth Fund - Class 1
07/16/2010* to 12/31/2010	$12.29438	$15.50860	4,753
01/01/2011 to 12/31/2011	$15.50860	$14.44327	2,595
01/01/2012 to 12/31/2012	$14.44327	$17.16168	2,825
01/01/2013 to 12/31/2013	$17.16168	$23.67868	2,170
01/01/2014 to 12/31/2014	$23.67868	$24.25228	2,909
01/01/2015 to 12/31/2015	$24.25228	$24.25109	2,260
01/01/2016 to 12/31/2016	$24.25109	$24.04699	370
01/01/2017 to 12/31/2017	$24.04699	$31.93422	0
01/01/2018 to 12/31/2018	$31.93422	$31.58342	0
Wells Fargo VT Small Cap Growth Fund - Class 1
07/16/2010* to 12/31/2010	$9.59328	$12.25136	8,601
01/01/2011 to 12/31/2011	$12.25136	$11.53213	2,743
01/01/2012 to 12/31/2012	$11.53213	$12.26777	598
01/01/2013 to 12/31/2013	$12.26777	$18.17449	0
01/01/2014 to 12/31/2014	$18.17449	$17.58431	0
01/01/2015 to 12/31/2015	$17.58431	$16.84703	0
01/01/2016 to 12/31/2016	$16.84703	$17.92158	0
01/01/2017 to 12/31/2017	$17.92158	$22.24537	0
01/01/2018 to 12/31/2018	$22.24537	$22.21006	0
*Denotes the start date of these sub-accounts

ASAP III
Prudential Annuities Life Assurance Corporation
Statement of Additional Information
ACCUMULATION UNIT VALUES: With HAV 40 bps OR With HD GRO 60 bps and HAV 40 bps OR GRO Plus 2008 60 bps and HAV 40 bps - Cliff
M&E (1.65%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ACCESS VP High Yield Fund
05/01/2009 to 12/31/2009	$10.25749	$12.69830	686,444
01/01/2010 to 12/31/2010	$12.69830	$14.53399	627,620
01/01/2011 to 12/31/2011	$14.53399	$14.68710	1,447,058
01/01/2012 to 12/31/2012	$14.68710	$16.48448	880,304
01/01/2013 to 12/31/2013	$16.48448	$17.83668	528,834
01/01/2014 to 12/31/2014	$17.83668	$17.95275	298,989
01/01/2015 to 12/31/2015	$17.95275	$17.68377	173,339
01/01/2016 to 12/31/2016	$17.68377	$18.95821	223,472
01/01/2017 to 12/31/2017	$18.95821	$19.54026	160,140
01/01/2018 to 12/31/2018	$19.54026	$19.09859	55,759
AST Academic Strategies Asset Allocation Portfolio
05/01/2009 to 12/31/2009	$7.93493	$9.69733	107,441,591
01/01/2010 to 12/31/2010	$9.69733	$10.67839	133,580,486
01/01/2011 to 12/31/2011	$10.67839	$10.22319	102,346,558
01/01/2012 to 12/31/2012	$10.22319	$11.31782	108,178,074
01/01/2013 to 12/31/2013	$11.31782	$12.24138	100,174,797
01/01/2014 to 12/31/2014	$12.24138	$12.49905	87,606,755
01/01/2015 to 12/31/2015	$12.49905	$11.89713	68,782,936
01/01/2016 to 12/31/2016	$11.89713	$12.44263	58,214,019
01/01/2017 to 12/31/2017	$12.44263	$13.77806	54,102,792
01/01/2018 to 12/31/2018	$13.77806	$12.44714	33,516,521
AST Advanced Strategies Portfolio
05/01/2009 to 12/31/2009	$7.93077	$9.83646	54,720,347
01/01/2010 to 12/31/2010	$9.83646	$11.00020	68,974,007
01/01/2011 to 12/31/2011	$11.00020	$10.83106	55,424,347
01/01/2012 to 12/31/2012	$10.83106	$12.10614	63,361,367
01/01/2013 to 12/31/2013	$12.10614	$13.87770	63,758,948
01/01/2014 to 12/31/2014	$13.87770	$14.48241	59,078,042
01/01/2015 to 12/31/2015	$14.48241	$14.35789	52,619,003
01/01/2016 to 12/31/2016	$14.35789	$15.12506	46,176,929
01/01/2017 to 12/31/2017	$15.12506	$17.39421	41,774,384
01/01/2018 to 12/31/2018	$17.39421	$16.09882	31,714,658
AST AQR Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99863	$11.63729	58,666
01/01/2014 to 12/31/2014	$11.63729	$12.95262	125,345
01/01/2015 to 12/31/2015	$12.95262	$12.95892	117,691
01/01/2016 to 12/31/2016	$12.95892	$14.10972	159,404
01/01/2017 to 12/31/2017	$14.10972	$16.94933	119,700
01/01/2018 to 12/31/2018	$16.94933	$15.31237	94,423
AST Balanced Asset Allocation Portfolio
05/01/2009 to 12/31/2009	$8.25511	$9.94508	97,458,970
01/01/2010 to 12/31/2010	$9.94508	$10.98534	124,066,065
01/01/2011 to 12/31/2011	$10.98534	$10.67303	99,522,684
01/01/2012 to 12/31/2012	$10.67303	$11.80621	107,656,583
01/01/2013 to 12/31/2013	$11.80621	$13.66059	103,827,389
01/01/2014 to 12/31/2014	$13.66059	$14.31143	95,621,538
01/01/2015 to 12/31/2015	$14.31143	$14.14234	86,642,320
01/01/2016 to 12/31/2016	$14.14234	$14.78547	78,766,981
01/01/2017 to 12/31/2017	$14.78547	$16.70974	71,824,281
01/01/2018 to 12/31/2018	$16.70974	$15.62167	58,267,332

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99863	$9.16694	2,940,794
01/01/2012 to 12/31/2012	$9.16694	$10.08792	4,644,573
01/01/2013 to 12/31/2013	$10.08792	$10.99833	5,783,459
01/01/2014 to 12/31/2014	$10.99833	$11.34639	5,607,802
01/01/2015 to 12/31/2015	$11.34639	$10.82434	4,694,270
01/01/2016 to 12/31/2016	$10.82434	$11.38710	3,995,171
01/01/2017 to 12/31/2017	$11.38710	$12.61216	4,167,482
01/01/2018 to 12/31/2018	$12.61216	$11.74818	2,880,799
AST BlackRock Low Duration Bond Portfolio
05/01/2009 to 12/31/2009	$11.58347	$12.18946	19,779,745
01/01/2010 to 12/31/2010	$12.18946	$12.45587	20,255,855
01/01/2011 to 12/31/2011	$12.45587	$12.52601	18,155,075
01/01/2012 to 12/31/2012	$12.52601	$12.89740	15,540,231
01/01/2013 to 12/31/2013	$12.89740	$12.40869	10,724,539
01/01/2014 to 12/31/2014	$12.40869	$12.19212	7,424,203
01/01/2015 to 12/31/2015	$12.19212	$12.04895	5,743,361
01/01/2016 to 12/31/2016	$12.04895	$12.04444	4,782,679
01/01/2017 to 12/31/2017	$12.04444	$12.04825	4,425,882
01/01/2018 to 12/31/2018	$12.04825	$11.93676	3,457,086
AST BlackRock/Loomis Sayles Bond Portfolio
05/01/2009 to 12/31/2009	$12.29161	$13.64570	59,442,486
01/01/2010 to 12/31/2010	$13.64570	$14.45644	75,211,006
01/01/2011 to 12/31/2011	$14.45644	$14.67015	60,233,010
01/01/2012 to 12/31/2012	$14.67015	$15.77284	65,143,645
01/01/2013 to 12/31/2013	$15.77284	$15.22753	54,477,871
01/01/2014 to 12/31/2014	$15.22753	$15.61000	44,662,030
01/01/2015 to 12/31/2015	$15.61000	$15.02887	35,594,616
01/01/2016 to 12/31/2016	$15.02887	$15.40633	31,191,104
01/01/2017 to 12/31/2017	$15.40633	$15.81374	31,072,056
01/01/2018 to 12/31/2018	$15.81374	$15.44871	23,336,011
AST Bond Portfolio 2018
05/01/2009 to 12/31/2009	$9.92275	$9.70282	0
01/01/2010 to 12/31/2010	$9.70282	$10.61012	0
01/01/2011 to 12/31/2011	$10.61012	$11.85235	0
01/01/2012 to 12/31/2012	$11.85235	$12.32287	0
01/01/2013 to 12/31/2013	$12.32287	$11.73869	0
01/01/2014 to 12/31/2014	$11.73869	$11.85239	0
01/01/2015 to 12/31/2015	$11.85239	$11.75131	0
01/01/2016 to 12/31/2016	$11.75131	$11.74380	947
01/01/2017 to 12/31/2017	$11.74380	$11.63314	12,033
01/01/2018 to 12/31/2018	$11.63314	$11.52656	0
AST Bond Portfolio 2019
05/01/2009 to 12/31/2009	$9.90553	$9.60325	0
01/01/2010 to 12/31/2010	$9.60325	$10.51788	0
01/01/2011 to 12/31/2011	$10.51788	$11.99681	0
01/01/2012 to 12/31/2012	$11.99681	$12.48986	0
01/01/2013 to 12/31/2013	$12.48986	$11.69030	0
01/01/2014 to 12/31/2014	$11.69030	$11.98770	0
01/01/2015 to 12/31/2015	$11.98770	$11.91613	0
01/01/2016 to 12/31/2016	$11.91613	$11.88941	0
01/01/2017 to 12/31/2017	$11.88941	$11.78276	11,644
01/01/2018 to 12/31/2018	$11.78276	$11.65297	15,561

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2020
05/01/2009 to 12/31/2009	$9.37815	$8.80233	0
01/01/2010 to 12/31/2010	$8.80233	$9.68244	0
01/01/2011 to 12/31/2011	$9.68244	$11.30135	0
01/01/2012 to 12/31/2012	$11.30135	$11.81708	0
01/01/2013 to 12/31/2013	$11.81708	$10.86477	0
01/01/2014 to 12/31/2014	$10.86477	$11.34359	0
01/01/2015 to 12/31/2015	$11.34359	$11.32666	0
01/01/2016 to 12/31/2016	$11.32666	$11.35808	10,941
01/01/2017 to 12/31/2017	$11.35808	$11.27003	8,308
01/01/2018 to 12/31/2018	$11.27003	$11.11572	3,077
AST Bond Portfolio 2021
01/04/2010* to 12/31/2010	$9.99818	$11.02517	0
01/01/2011 to 12/31/2011	$11.02517	$13.04477	0
01/01/2012 to 12/31/2012	$13.04477	$13.70090	0
01/01/2013 to 12/31/2013	$13.70090	$12.53155	0
01/01/2014 to 12/31/2014	$12.53155	$13.27147	0
01/01/2015 to 12/31/2015	$13.27147	$13.28527	0
01/01/2016 to 12/31/2016	$13.28527	$13.33218	0
01/01/2017 to 12/31/2017	$13.33218	$13.31997	2,380
01/01/2018 to 12/31/2018	$13.31997	$13.10796	5,440
AST Bond Portfolio 2022
01/03/2011* to 12/31/2011	$9.99863	$12.03886	0
01/01/2012 to 12/31/2012	$12.03886	$12.53227	0
01/01/2013 to 12/31/2013	$12.53227	$11.12434	0
01/01/2014 to 12/31/2014	$11.12434	$12.07522	0
01/01/2015 to 12/31/2015	$12.07522	$12.12493	0
01/01/2016 to 12/31/2016	$12.12493	$12.14302	0
01/01/2017 to 12/31/2017	$12.14302	$12.13055	14,187
01/01/2018 to 12/31/2018	$12.13055	$11.91182	5,889
AST Bond Portfolio 2023
01/03/2012* to 12/31/2012	$9.99818	$10.41493	0
01/01/2013 to 12/31/2013	$10.41493	$9.19831	0
01/01/2014 to 12/31/2014	$9.19831	$10.18809	0
01/01/2015 to 12/31/2015	$10.18809	$10.29135	0
01/01/2016 to 12/31/2016	$10.29135	$10.31526	0
01/01/2017 to 12/31/2017	$10.31526	$10.31756	1,681
01/01/2018 to 12/31/2018	$10.31756	$10.11974	1,164
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	$9.99909	$8.76285	0
01/01/2014 to 12/31/2014	$8.76285	$9.87576	0
01/01/2015 to 12/31/2015	$9.87576	$9.98861	0
01/01/2016 to 12/31/2016	$9.98861	$10.01140	0
01/01/2017 to 12/31/2017	$10.01140	$10.01225	11,185
01/01/2018 to 12/31/2018	$10.01225	$9.78279	14,191
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$9.99909	$11.32021	0
01/01/2015 to 12/31/2015	$11.32021	$11.35595	0
01/01/2016 to 12/31/2016	$11.35595	$11.44499	0
01/01/2017 to 12/31/2017	$11.44499	$11.46258	792
01/01/2018 to 12/31/2018	$11.46258	$11.18962	25,061
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$9.99909	$9.95309	0
01/01/2016 to 12/31/2016	$9.95309	$9.99251	41,082
01/01/2017 to 12/31/2017	$9.99251	$10.06600	67,236
01/01/2018 to 12/31/2018	$10.06600	$9.79610	55,632

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$9.99818	$9.89445	0
01/01/2017 to 12/31/2017	$9.89445	$9.99277	25,138
01/01/2018 to 12/31/2018	$9.99277	$9.70336	54,321
AST Bond Portfolio 2028
01/03/2017* to 12/31/2017	$9.99818	$10.05185	0
01/01/2018 to 12/31/2018	$10.05185	$9.68192	17,450
AST Bond Portfolio 2029
01/02/2018* to 12/31/2018	$9.99818	$9.67670	673
AST Capital Growth Asset Allocation Portfolio
05/01/2009 to 12/31/2009	$7.74338	$9.52235	118,425,926
01/01/2010 to 12/31/2010	$9.52235	$10.61785	141,306,019
01/01/2011 to 12/31/2011	$10.61785	$10.18954	100,099,910
01/01/2012 to 12/31/2012	$10.18954	$11.39642	113,717,767
01/01/2013 to 12/31/2013	$11.39642	$13.75050	125,316,122
01/01/2014 to 12/31/2014	$13.75050	$14.46969	121,728,074
01/01/2015 to 12/31/2015	$14.46969	$14.30680	113,394,276
01/01/2016 to 12/31/2016	$14.30680	$15.03316	101,590,172
01/01/2017 to 12/31/2017	$15.03316	$17.43090	96,062,997
01/01/2018 to 12/31/2018	$17.43090	$16.07583	76,708,296
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99863	$11.66303	342,569
01/01/2014 to 12/31/2014	$11.66303	$13.03167	1,094,841
01/01/2015 to 12/31/2015	$13.03167	$12.35889	1,140,121
01/01/2016 to 12/31/2016	$12.35889	$13.96591	2,377,940
01/01/2017 to 12/31/2017	$13.96591	$16.26395	2,283,114
01/01/2018 to 12/31/2018	$16.26395	$15.23198	1,639,341
AST Cohen & Steers Realty Portfolio
05/01/2009 to 12/31/2009	$12.10640	$18.32376	2,154,565
01/01/2010 to 12/31/2010	$18.32376	$23.19228	2,674,245
01/01/2011 to 12/31/2011	$23.19228	$24.31338	2,210,944
01/01/2012 to 12/31/2012	$24.31338	$27.58177	2,291,954
01/01/2013 to 12/31/2013	$27.58177	$27.97660	2,083,185
01/01/2014 to 12/31/2014	$27.97660	$36.02098	2,044,785
01/01/2015 to 12/31/2015	$36.02098	$37.14280	1,780,125
01/01/2016 to 12/31/2016	$37.14280	$38.29038	1,533,707
01/01/2017 to 12/31/2017	$38.29038	$40.01231	1,307,651
01/01/2018 to 12/31/2018	$40.01231	$37.47763	931,793
AST Fidelity Institutional AM® Quantitative Portfolio
formerly,AST FI Pyramis® Quantitative Portfolio
05/01/2009 to 12/31/2009	$7.19820	$8.86502	54,387,061
01/01/2010 to 12/31/2010	$8.86502	$9.97110	68,927,498
01/01/2011 to 12/31/2011	$9.97110	$9.65922	53,951,634
01/01/2012 to 12/31/2012	$9.65922	$10.50993	57,684,295
01/01/2013 to 12/31/2013	$10.50993	$11.86226	55,226,008
01/01/2014 to 12/31/2014	$11.86226	$12.03410	48,707,547
01/01/2015 to 12/31/2015	$12.03410	$11.95275	43,313,556
01/01/2016 to 12/31/2016	$11.95275	$12.25600	37,720,170
01/01/2017 to 12/31/2017	$12.25600	$14.03986	34,730,103
01/01/2018 to 12/31/2018	$14.03986	$12.73758	24,505,788

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Global Real Estate Portfolio
05/01/2009 to 12/31/2009	$5.73095	$8.12305	1,148,210
01/01/2010 to 12/31/2010	$8.12305	$9.60279	2,343,259
01/01/2011 to 12/31/2011	$9.60279	$8.96863	1,365,221
01/01/2012 to 12/31/2012	$8.96863	$11.18481	1,941,296
01/01/2013 to 12/31/2013	$11.18481	$11.47853	2,026,740
01/01/2014 to 12/31/2014	$11.47853	$12.86101	1,953,120
01/01/2015 to 12/31/2015	$12.86101	$12.63753	1,635,442
01/01/2016 to 12/31/2016	$12.63753	$12.54068	1,419,231
01/01/2017 to 12/31/2017	$12.54068	$13.67692	1,403,628
01/01/2018 to 12/31/2018	$13.67692	$12.81654	941,166
AST Goldman Sachs Large-Cap Value Portfolio
05/01/2009 to 12/31/2009	$7.96668	$9.63064	15,821,358
01/01/2010 to 12/31/2010	$9.63064	$10.69227	15,820,580
01/01/2011 to 12/31/2011	$10.69227	$9.93581	12,948,030
01/01/2012 to 12/31/2012	$9.93581	$11.69351	10,758,682
01/01/2013 to 12/31/2013	$11.69351	$15.35813	8,989,436
01/01/2014 to 12/31/2014	$15.35813	$17.08837	7,637,977
01/01/2015 to 12/31/2015	$17.08837	$16.02976	9,591,291
01/01/2016 to 12/31/2016	$16.02976	$17.58540	8,028,173
01/01/2017 to 12/31/2017	$17.58540	$18.98180	7,996,036
01/01/2018 to 12/31/2018	$18.98180	$17.07514	6,192,331
AST Goldman Sachs Mid-Cap Growth Portfolio
05/01/2009 to 12/31/2009	$9.98525	$13.42307	5,868,356
01/01/2010 to 12/31/2010	$13.42307	$15.81896	6,728,348
01/01/2011 to 12/31/2011	$15.81896	$15.09505	4,560,864
01/01/2012 to 12/31/2012	$15.09505	$17.75759	4,904,077
01/01/2013 to 12/31/2013	$17.75759	$23.08682	5,099,534
01/01/2014 to 12/31/2014	$23.08682	$25.32324	4,212,533
01/01/2015 to 12/31/2015	$25.32324	$23.48945	6,589,806
01/01/2016 to 12/31/2016	$23.48945	$23.48269	5,545,452
01/01/2017 to 12/31/2017	$23.48269	$29.35334	5,099,466
01/01/2018 to 12/31/2018	$29.35334	$27.61105	3,953,745
AST Goldman Sachs Multi-Asset Portfolio
05/01/2009 to 12/31/2009	$7.75424	$9.19947	36,241,046
01/01/2010 to 12/31/2010	$9.19947	$10.09710	50,682,089
01/01/2011 to 12/31/2011	$10.09710	$9.88042	43,785,652
01/01/2012 to 12/31/2012	$9.88042	$10.70150	45,432,815
01/01/2013 to 12/31/2013	$10.70150	$11.55860	40,182,442
01/01/2014 to 12/31/2014	$11.55860	$11.82726	35,662,590
01/01/2015 to 12/31/2015	$11.82726	$11.52638	30,217,247
01/01/2016 to 12/31/2016	$11.52638	$11.93250	26,668,380
01/01/2017 to 12/31/2017	$11.93250	$13.17763	26,236,829
01/01/2018 to 12/31/2018	$13.17763	$12.04439	17,675,332
AST Goldman Sachs Small-Cap Value Portfolio
05/01/2009 to 12/31/2009	$11.81254	$15.18580	2,182,014
01/01/2010 to 12/31/2010	$15.18580	$18.93317	3,471,178
01/01/2011 to 12/31/2011	$18.93317	$18.86366	2,549,765
01/01/2012 to 12/31/2012	$18.86366	$21.46286	2,633,520
01/01/2013 to 12/31/2013	$21.46286	$29.30171	3,094,420
01/01/2014 to 12/31/2014	$29.30171	$30.89259	2,931,970
01/01/2015 to 12/31/2015	$30.89259	$28.71342	2,517,413
01/01/2016 to 12/31/2016	$28.71342	$35.10662	2,308,568
01/01/2017 to 12/31/2017	$35.10662	$38.73731	2,130,539
01/01/2018 to 12/31/2018	$38.73731	$32.73675	1,589,335

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Government Money Market Portfolio
05/01/2009 to 12/31/2009	$10.53148	$10.42178	66,786,776
01/01/2010 to 12/31/2010	$10.42178	$10.25242	50,307,852
01/01/2011 to 12/31/2011	$10.25242	$10.08558	50,902,069
01/01/2012 to 12/31/2012	$10.08558	$9.92007	39,894,836
01/01/2013 to 12/31/2013	$9.92007	$9.75615	29,504,243
01/01/2014 to 12/31/2014	$9.75615	$9.59539	25,524,289
01/01/2015 to 12/31/2015	$9.59539	$9.43719	23,153,087
01/01/2016 to 12/31/2016	$9.43719	$9.28187	20,723,986
01/01/2017 to 12/31/2017	$9.28187	$9.16030	16,486,250
01/01/2018 to 12/31/2018	$9.16030	$9.12553	14,577,153
AST High Yield Portfolio
05/01/2009 to 12/31/2009	$10.75311	$13.47425	13,509,194
01/01/2010 to 12/31/2010	$13.47425	$15.04083	12,605,729
01/01/2011 to 12/31/2011	$15.04083	$15.26232	11,922,775
01/01/2012 to 12/31/2012	$15.26232	$17.09273	10,459,161
01/01/2013 to 12/31/2013	$17.09273	$18.01778	8,393,440
01/01/2014 to 12/31/2014	$18.01778	$18.17376	5,236,999
01/01/2015 to 12/31/2015	$18.17376	$17.23689	3,602,852
01/01/2016 to 12/31/2016	$17.23689	$19.56326	3,765,331
01/01/2017 to 12/31/2017	$19.56326	$20.67893	2,918,552
01/01/2018 to 12/31/2018	$20.67893	$19.93195	2,034,537
AST Hotchkis & Wiley Large-Cap Value Portfolio
05/01/2009 to 12/31/2009	$6.92191	$8.78382	5,087,827
01/01/2010 to 12/31/2010	$8.78382	$9.77580	5,307,829
01/01/2011 to 12/31/2011	$9.77580	$9.21256	4,698,568
01/01/2012 to 12/31/2012	$9.21256	$10.59036	4,248,181
01/01/2013 to 12/31/2013	$10.59036	$14.56755	5,494,376
01/01/2014 to 12/31/2014	$14.56755	$16.29672	5,782,801
01/01/2015 to 12/31/2015	$16.29672	$14.77183	4,317,804
01/01/2016 to 12/31/2016	$14.77183	$17.41780	3,949,844
01/01/2017 to 12/31/2017	$17.41780	$20.41923	3,761,572
01/01/2018 to 12/31/2018	$20.41923	$17.23861	3,259,259
AST International Growth Portfolio
05/01/2009 to 12/31/2009	$12.12587	$15.91046	6,854,079
01/01/2010 to 12/31/2010	$15.91046	$17.91664	7,241,298
01/01/2011 to 12/31/2011	$17.91664	$15.34398	5,734,722
01/01/2012 to 12/31/2012	$15.34398	$18.16395	4,942,527
01/01/2013 to 12/31/2013	$18.16395	$21.26858	4,582,698
01/01/2014 to 12/31/2014	$21.26858	$19.76196	3,989,471
01/01/2015 to 12/31/2015	$19.76196	$20.04771	3,324,751
01/01/2016 to 12/31/2016	$20.04771	$18.97262	2,931,676
01/01/2017 to 12/31/2017	$18.97262	$25.27111	3,021,102
01/01/2018 to 12/31/2018	$25.27111	$21.53882	2,629,968
AST International Value Portfolio
05/01/2009 to 12/31/2009	$11.34889	$14.73896	3,492,926
01/01/2010 to 12/31/2010	$14.73896	$16.10237	3,649,081
01/01/2011 to 12/31/2011	$16.10237	$13.84955	2,916,031
01/01/2012 to 12/31/2012	$13.84955	$15.89231	2,668,328
01/01/2013 to 12/31/2013	$15.89231	$18.67292	2,705,225
01/01/2014 to 12/31/2014	$18.67292	$17.13364	2,548,306
01/01/2015 to 12/31/2015	$17.13364	$16.98867	2,467,892
01/01/2016 to 12/31/2016	$16.98867	$16.80599	2,319,732
01/01/2017 to 12/31/2017	$16.80599	$20.30026	2,283,395
01/01/2018 to 12/31/2018	$20.30026	$16.74197	1,830,771

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Investment Grade Bond Portfolio
05/01/2009 to 12/31/2009	$10.78112	$11.74845	45,976,810
01/01/2010 to 12/31/2010	$11.74845	$12.80372	22,040,989
01/01/2011 to 12/31/2011	$12.80372	$14.15992	215,533,382
01/01/2012 to 12/31/2012	$14.15992	$15.23530	89,791,313
01/01/2013 to 12/31/2013	$15.23530	$14.50704	28,148,834
01/01/2014 to 12/31/2014	$14.50704	$15.22786	25,571,167
01/01/2015 to 12/31/2015	$15.22786	$15.15226	66,914,771
01/01/2016 to 12/31/2016	$15.15226	$15.52927	74,579,513
01/01/2017 to 12/31/2017	$15.52927	$15.93233	38,818,080
01/01/2018 to 12/31/2018	$15.93233	$15.62628	112,152,130
AST J.P. Morgan Global Thematic Portfolio
05/01/2009 to 12/31/2009	$7.07199	$8.65097	25,271,257
01/01/2010 to 12/31/2010	$8.65097	$9.68393	38,344,545
01/01/2011 to 12/31/2011	$9.68393	$9.47005	31,542,321
01/01/2012 to 12/31/2012	$9.47005	$10.57870	33,772,279
01/01/2013 to 12/31/2013	$10.57870	$12.09823	34,620,680
01/01/2014 to 12/31/2014	$12.09823	$12.65595	31,218,936
01/01/2015 to 12/31/2015	$12.65595	$12.31681	27,733,638
01/01/2016 to 12/31/2016	$12.31681	$12.74599	24,643,505
01/01/2017 to 12/31/2017	$12.74599	$14.66178	23,750,547
01/01/2018 to 12/31/2018	$14.66178	$13.35565	18,355,932
AST J.P. Morgan International Equity Portfolio
05/01/2009 to 12/31/2009	$10.29671	$13.85552	5,086,873
01/01/2010 to 12/31/2010	$13.85552	$14.60401	5,905,133
01/01/2011 to 12/31/2011	$14.60401	$13.04913	4,359,903
01/01/2012 to 12/31/2012	$13.04913	$15.64529	4,428,816
01/01/2013 to 12/31/2013	$15.64529	$17.75076	4,647,244
01/01/2014 to 12/31/2014	$17.75076	$16.34657	4,276,895
01/01/2015 to 12/31/2015	$16.34657	$15.62754	3,960,328
01/01/2016 to 12/31/2016	$15.62754	$15.66712	3,354,922
01/01/2017 to 12/31/2017	$15.66712	$19.97550	3,518,759
01/01/2018 to 12/31/2018	$19.97550	$16.21247	2,855,876
AST J.P. Morgan Strategic Opportunities Portfolio
05/01/2009 to 12/31/2009	$10.80230	$12.53898	46,430,018
01/01/2010 to 12/31/2010	$12.53898	$13.23474	46,748,068
01/01/2011 to 12/31/2011	$13.23474	$13.04707	38,241,675
01/01/2012 to 12/31/2012	$13.04707	$14.20695	39,470,209
01/01/2013 to 12/31/2013	$14.20695	$15.51404	35,738,716
01/01/2014 to 12/31/2014	$15.51404	$16.08944	31,774,661
01/01/2015 to 12/31/2015	$16.08944	$15.79510	27,488,735
01/01/2016 to 12/31/2016	$15.79510	$16.13133	23,910,429
01/01/2017 to 12/31/2017	$16.13133	$17.79229	21,459,090
01/01/2018 to 12/31/2018	$17.79229	$16.60010	14,411,061
AST Jennison Large-Cap Growth Portfolio
11/16/2009* to 12/31/2009	$10.08402	$10.29064	141,417
01/01/2010 to 12/31/2010	$10.29064	$11.26617	473,823
01/01/2011 to 12/31/2011	$11.26617	$11.15393	755,324
01/01/2012 to 12/31/2012	$11.15393	$12.63560	1,110,275
01/01/2013 to 12/31/2013	$12.63560	$16.96244	1,223,206
01/01/2014 to 12/31/2014	$16.96244	$18.26808	1,330,655
01/01/2015 to 12/31/2015	$18.26808	$19.87733	2,148,045
01/01/2016 to 12/31/2016	$19.87733	$19.26374	1,599,569
01/01/2017 to 12/31/2017	$19.26374	$25.73532	1,813,210
01/01/2018 to 12/31/2018	$25.73532	$24.90062	1,442,816

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Loomis Sayles Large-Cap Growth Portfolio
05/01/2009 to 12/31/2009	$8.52467	$10.86212	17,250,307
01/01/2010 to 12/31/2010	$10.86212	$12.79307	17,364,094
01/01/2011 to 12/31/2011	$12.79307	$12.46741	14,080,420
01/01/2012 to 12/31/2012	$12.46741	$13.76555	11,942,585
01/01/2013 to 12/31/2013	$13.76555	$18.49514	9,091,584
01/01/2014 to 12/31/2014	$18.49514	$20.11628	9,720,568
01/01/2015 to 12/31/2015	$20.11628	$21.77709	7,424,343
01/01/2016 to 12/31/2016	$21.77709	$22.61288	6,587,463
01/01/2017 to 12/31/2017	$22.61288	$29.57790	5,433,449
01/01/2018 to 12/31/2018	$29.57790	$28.30541	3,958,406
AST MFS Global Equity Portfolio
05/01/2009 to 12/31/2009	$11.55143	$15.37175	2,567,781
01/01/2010 to 12/31/2010	$15.37175	$16.93954	3,612,405
01/01/2011 to 12/31/2011	$16.93954	$16.13853	3,114,124
01/01/2012 to 12/31/2012	$16.13853	$19.53485	3,437,135
01/01/2013 to 12/31/2013	$19.53485	$24.52181	3,984,432
01/01/2014 to 12/31/2014	$24.52181	$24.99282	3,982,260
01/01/2015 to 12/31/2015	$24.99282	$24.22021	3,944,892
01/01/2016 to 12/31/2016	$24.22021	$25.51562	3,423,715
01/01/2017 to 12/31/2017	$25.51562	$31.07864	3,333,656
01/01/2018 to 12/31/2018	$31.07864	$27.64337	2,650,577
AST MFS Growth Portfolio
05/01/2009 to 12/31/2009	$8.02433	$9.75127	4,944,538
01/01/2010 to 12/31/2010	$9.75127	$10.81643	5,238,425
01/01/2011 to 12/31/2011	$10.81643	$10.57498	4,289,955
01/01/2012 to 12/31/2012	$10.57498	$12.17716	4,420,398
01/01/2013 to 12/31/2013	$12.17716	$16.37229	4,361,903
01/01/2014 to 12/31/2014	$16.37229	$17.50467	3,793,575
01/01/2015 to 12/31/2015	$17.50467	$18.46042	3,157,980
01/01/2016 to 12/31/2016	$18.46042	$18.50343	2,652,678
01/01/2017 to 12/31/2017	$18.50343	$23.78749	2,376,378
01/01/2018 to 12/31/2018	$23.78749	$23.89579	2,034,089
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99864	$10.19678	55,298
01/01/2013 to 12/31/2013	$10.19678	$13.48882	867,495
01/01/2014 to 12/31/2014	$13.48882	$14.62166	1,003,365
01/01/2015 to 12/31/2015	$14.62166	$14.27634	1,952,834
01/01/2016 to 12/31/2016	$14.27634	$15.92914	2,634,308
01/01/2017 to 12/31/2017	$15.92914	$18.38362	2,688,469
01/01/2018 to 12/31/2018	$18.38362	$16.24354	1,757,692
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
05/01/2009 to 12/31/2009	$10.22199	$13.87956	5,689,131
01/01/2010 to 12/31/2010	$13.87956	$16.84971	5,901,157
01/01/2011 to 12/31/2011	$16.84971	$16.16040	4,911,194
01/01/2012 to 12/31/2012	$16.16040	$18.61569	4,148,499
01/01/2013 to 12/31/2013	$18.61569	$25.99973	4,423,739
01/01/2014 to 12/31/2014	$25.99973	$29.21476	4,014,110
01/01/2015 to 12/31/2015	$29.21476	$27.11311	3,114,772
01/01/2016 to 12/31/2016	$27.11311	$31.52790	2,980,209
01/01/2017 to 12/31/2017	$31.52790	$35.28495	2,774,803
01/01/2018 to 12/31/2018	$35.28495	$28.99369	2,141,063

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST New Discovery Asset Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99864	$10.32369	5,908,428
01/01/2013 to 12/31/2013	$10.32369	$12.07379	6,987,054
01/01/2014 to 12/31/2014	$12.07379	$12.48482	5,942,954
01/01/2015 to 12/31/2015	$12.48482	$12.12641	5,278,987
01/01/2016 to 12/31/2016	$12.12641	$12.44216	4,364,208
01/01/2017 to 12/31/2017	$12.44216	$14.25569	3,983,721
01/01/2018 to 12/31/2018	$14.25569	$12.85908	3,073,391
AST Parametric Emerging Markets Equity Portfolio
05/01/2009 to 12/31/2009	$6.18537	$9.12827	6,599,316
01/01/2010 to 12/31/2010	$9.12827	$10.97710	11,156,029
01/01/2011 to 12/31/2011	$10.97710	$8.60766	6,749,550
01/01/2012 to 12/31/2012	$8.60766	$9.98335	7,897,745
01/01/2013 to 12/31/2013	$9.98335	$9.84051	8,565,272
01/01/2014 to 12/31/2014	$9.84051	$9.22491	7,895,167
01/01/2015 to 12/31/2015	$9.22491	$7.55507	6,604,045
01/01/2016 to 12/31/2016	$7.55507	$8.34921	5,785,322
01/01/2017 to 12/31/2017	$8.34921	$10.37789	6,660,956
01/01/2018 to 12/31/2018	$10.37789	$8.77210	5,202,731
AST Preservation Asset Allocation Portfolio
05/01/2009 to 12/31/2009	$9.17073	$10.65255	82,197,582
01/01/2010 to 12/31/2010	$10.65255	$11.58445	100,001,194
01/01/2011 to 12/31/2011	$11.58445	$11.50704	96,778,216
01/01/2012 to 12/31/2012	$11.50704	$12.49092	98,362,559
01/01/2013 to 12/31/2013	$12.49092	$13.41643	79,093,854
01/01/2014 to 12/31/2014	$13.41643	$13.95709	69,937,144
01/01/2015 to 12/31/2015	$13.95709	$13.74652	60,478,072
01/01/2016 to 12/31/2016	$13.74652	$14.26721	53,321,376
01/01/2017 to 12/31/2017	$14.26721	$15.45393	48,157,612
01/01/2018 to 12/31/2018	$15.45393	$14.76594	36,694,167
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.01855	$10.07065	990,348
01/01/2012 to 12/31/2012	$10.07065	$10.60850	2,178,847
01/01/2013 to 12/31/2013	$10.60850	$10.19208	1,488,696
01/01/2014 to 12/31/2014	$10.19208	$10.63147	2,499,201
01/01/2015 to 12/31/2015	$10.63147	$10.42806	3,280,429
01/01/2016 to 12/31/2016	$10.42806	$10.68804	4,184,993
01/01/2017 to 12/31/2017	$10.68804	$11.10833	4,756,264
01/01/2018 to 12/31/2018	$11.10833	$10.83520	4,041,798
AST Prudential Growth Allocation Portfolio
05/01/2009 to 12/31/2009	$6.79595	$8.29738	93,813,703
01/01/2010 to 12/31/2010	$8.29738	$9.71261	115,827,900
01/01/2011 to 12/31/2011	$9.71261	$8.95893	75,603,365
01/01/2012 to 12/31/2012	$8.95893	$9.94941	89,282,138
01/01/2013 to 12/31/2013	$9.94941	$11.45130	87,210,945
01/01/2014 to 12/31/2014	$11.45130	$12.29819	83,056,988
01/01/2015 to 12/31/2015	$12.29819	$12.02114	119,678,650
01/01/2016 to 12/31/2016	$12.02114	$13.01668	109,389,517
01/01/2017 to 12/31/2017	$13.01668	$14.86317	160,964,447
01/01/2018 to 12/31/2018	$14.86317	$13.50638	116,807,822

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST QMA Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99863	$11.67690	5,665
01/01/2014 to 12/31/2014	$11.67690	$13.23473	121,259
01/01/2015 to 12/31/2015	$13.23473	$13.21718	110,869
01/01/2016 to 12/31/2016	$13.21718	$14.41070	164,589
01/01/2017 to 12/31/2017	$14.41070	$17.20835	129,742
01/01/2018 to 12/31/2018	$17.20835	$15.71265	84,609
AST QMA US Equity Alpha Portfolio
05/01/2009 to 12/31/2009	$7.09866	$9.04705	3,372,332
01/01/2010 to 12/31/2010	$9.04705	$10.23676	3,360,531
01/01/2011 to 12/31/2011	$10.23676	$10.41616	3,055,694
01/01/2012 to 12/31/2012	$10.41616	$12.17038	3,262,831
01/01/2013 to 12/31/2013	$12.17038	$15.85102	2,976,003
01/01/2014 to 12/31/2014	$15.85102	$18.27304	3,494,194
01/01/2015 to 12/31/2015	$18.27304	$18.52495	3,027,107
01/01/2016 to 12/31/2016	$18.52495	$20.92483	2,813,790
01/01/2017 to 12/31/2017	$20.92483	$25.15993	2,523,084
01/01/2018 to 12/31/2018	$25.15993	$22.70938	1,877,971
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99863	$8.89993	201,672
01/01/2012 to 12/31/2012	$8.89993	$9.90453	384,520
01/01/2013 to 12/31/2013	$9.90453	$11.92295	2,227,707
01/01/2014 to 12/31/2014	$11.92295	$12.48854	3,954,057
01/01/2015 to 12/31/2015	$12.48854	$12.30097	4,987,695
01/01/2016 to 12/31/2016	$12.30097	$12.86335	4,710,731
01/01/2017 to 12/31/2017	$12.86335	$14.95293	4,399,931
01/01/2018 to 12/31/2018	$14.95293	$13.74498	3,617,905
AST RCM World Trends Portfolio
05/01/2009 to 12/31/2009	$7.27948	$8.68011	39,406,298
01/01/2010 to 12/31/2010	$8.68011	$9.55431	54,818,248
01/01/2011 to 12/31/2011	$9.55431	$9.22617	46,132,040
01/01/2012 to 12/31/2012	$9.22617	$10.00670	48,879,191
01/01/2013 to 12/31/2013	$10.00670	$11.06575	45,150,001
01/01/2014 to 12/31/2014	$11.06575	$11.44247	40,205,928
01/01/2015 to 12/31/2015	$11.44247	$11.23501	40,797,665
01/01/2016 to 12/31/2016	$11.23501	$11.58210	35,232,688
01/01/2017 to 12/31/2017	$11.58210	$13.24060	32,661,609
01/01/2018 to 12/31/2018	$13.24060	$11.99194	22,626,183
AST Small-Cap Growth Opportunities Portfolio
05/01/2009 to 12/31/2009	$11.08382	$14.45984	3,702,808
01/01/2010 to 12/31/2010	$14.45984	$18.84985	4,200,876
01/01/2011 to 12/31/2011	$18.84985	$16.10840	4,029,967
01/01/2012 to 12/31/2012	$16.10840	$19.02245	3,987,156
01/01/2013 to 12/31/2013	$19.02245	$26.34396	3,589,232
01/01/2014 to 12/31/2014	$26.34396	$27.18947	3,049,744
01/01/2015 to 12/31/2015	$27.18947	$27.09786	2,435,616
01/01/2016 to 12/31/2016	$27.09786	$28.70362	2,019,066
01/01/2017 to 12/31/2017	$28.70362	$36.04862	1,824,209
01/01/2018 to 12/31/2018	$36.04862	$31.60636	1,485,600

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Small-Cap Growth Portfolio
05/01/2009 to 12/31/2009	$6.74576	$8.87798	2,524,147
01/01/2010 to 12/31/2010	$8.87798	$11.91138	4,648,452
01/01/2011 to 12/31/2011	$11.91138	$11.60040	3,213,655
01/01/2012 to 12/31/2012	$11.60040	$12.79787	3,096,260
01/01/2013 to 12/31/2013	$12.79787	$17.01398	4,073,887
01/01/2014 to 12/31/2014	$17.01398	$17.37236	3,201,641
01/01/2015 to 12/31/2015	$17.37236	$17.22002	3,111,281
01/01/2016 to 12/31/2016	$17.22002	$18.98180	2,541,436
01/01/2017 to 12/31/2017	$18.98180	$23.13433	2,373,358
01/01/2018 to 12/31/2018	$23.13433	$20.83844	2,003,260
AST Small-Cap Value Portfolio
05/01/2009 to 12/31/2009	$10.84608	$14.11106	6,242,625
01/01/2010 to 12/31/2010	$14.11106	$17.48588	6,195,308
01/01/2011 to 12/31/2011	$17.48588	$16.17000	5,166,090
01/01/2012 to 12/31/2012	$16.17000	$18.79089	3,913,693
01/01/2013 to 12/31/2013	$18.79089	$25.39300	3,418,708
01/01/2014 to 12/31/2014	$25.39300	$26.28974	2,808,610
01/01/2015 to 12/31/2015	$26.28974	$24.74160	2,217,703
01/01/2016 to 12/31/2016	$24.74160	$31.44064	2,012,505
01/01/2017 to 12/31/2017	$31.44064	$33.19514	1,801,371
01/01/2018 to 12/31/2018	$33.19514	$27.07026	1,411,502
AST T. Rowe Price Asset Allocation Portfolio
05/01/2009 to 12/31/2009	$10.58636	$12.84558	40,732,836
01/01/2010 to 12/31/2010	$12.84558	$14.09096	53,827,291
01/01/2011 to 12/31/2011	$14.09096	$14.13372	46,623,273
01/01/2012 to 12/31/2012	$14.13372	$15.77625	53,661,984
01/01/2013 to 12/31/2013	$15.77625	$18.12778	56,537,325
01/01/2014 to 12/31/2014	$18.12778	$18.87698	53,036,351
01/01/2015 to 12/31/2015	$18.87698	$18.57330	61,153,146
01/01/2016 to 12/31/2016	$18.57330	$19.64557	56,227,573
01/01/2017 to 12/31/2017	$19.64557	$22.29926	52,223,562
01/01/2018 to 12/31/2018	$22.29926	$20.76119	40,681,987
AST T. Rowe Price Large-Cap Growth Portfolio
05/01/2009 to 12/31/2009	$7.97781	$10.54281	10,159,519
01/01/2010 to 12/31/2010	$10.54281	$12.00822	12,250,636
01/01/2011 to 12/31/2011	$12.00822	$11.61022	9,294,364
01/01/2012 to 12/31/2012	$11.61022	$13.42613	10,725,477
01/01/2013 to 12/31/2013	$13.42613	$19.01819	11,809,685
01/01/2014 to 12/31/2014	$19.01819	$20.26543	11,237,461
01/01/2015 to 12/31/2015	$20.26543	$21.84110	10,710,975
01/01/2016 to 12/31/2016	$21.84110	$22.06119	8,827,493
01/01/2017 to 12/31/2017	$22.06119	$29.91878	7,920,851
01/01/2018 to 12/31/2018	$29.91878	$30.56007	6,705,902
AST T. Rowe Price Large-Cap Value Portfolio
05/01/2009 to 12/31/2009	$9.08649	$11.51138	3,294,871
01/01/2010 to 12/31/2010	$11.51138	$12.73012	3,942,580
01/01/2011 to 12/31/2011	$12.73012	$12.45869	3,528,509
01/01/2012 to 12/31/2012	$12.45869	$13.89489	3,502,241
01/01/2013 to 12/31/2013	$13.89489	$18.39802	2,924,047
01/01/2014 to 12/31/2014	$18.39802	$18.37636	2,608,050
01/01/2015 to 12/31/2015	$18.37636	$16.97727	1,990,270
01/01/2016 to 12/31/2016	$16.97727	$17.72105	1,666,275
01/01/2017 to 12/31/2017	$17.72105	$20.31456	1,508,223
01/01/2018 to 12/31/2018	$20.31456	$18.03762	1,557,450

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Natural Resources Portfolio
05/01/2009 to 12/31/2009	$17.84266	$23.89300	4,621,252
01/01/2010 to 12/31/2010	$23.89300	$28.30538	5,827,673
01/01/2011 to 12/31/2011	$28.30538	$23.68588	4,562,770
01/01/2012 to 12/31/2012	$23.68588	$24.13710	4,495,210
01/01/2013 to 12/31/2013	$24.13710	$27.39014	3,688,022
01/01/2014 to 12/31/2014	$27.39014	$24.68587	3,347,866
01/01/2015 to 12/31/2015	$24.68587	$19.60403	2,736,765
01/01/2016 to 12/31/2016	$19.60403	$24.02744	2,471,111
01/01/2017 to 12/31/2017	$24.02744	$26.06762	2,347,242
01/01/2018 to 12/31/2018	$26.06762	$21.36593	1,497,045
AST Templeton Global Bond Portfolio
05/01/2009 to 12/31/2009	$13.55545	$15.07011	6,337,072
01/01/2010 to 12/31/2010	$15.07011	$15.67276	7,114,847
01/01/2011 to 12/31/2011	$15.67276	$16.05020	6,639,260
01/01/2012 to 12/31/2012	$16.05020	$16.60993	5,533,305
01/01/2013 to 12/31/2013	$16.60993	$15.72265	4,600,108
01/01/2014 to 12/31/2014	$15.72265	$15.54940	3,672,856
01/01/2015 to 12/31/2015	$15.54940	$14.58660	2,897,161
01/01/2016 to 12/31/2016	$14.58660	$14.97157	2,569,689
01/01/2017 to 12/31/2017	$14.97157	$15.02573	2,555,780
01/01/2018 to 12/31/2018	$15.02573	$15.07193	1,855,828
AST WEDGE Capital Mid-Cap Value Portfolio
05/01/2009 to 12/31/2009	$9.11426	$12.11071	2,137,413
01/01/2010 to 12/31/2010	$12.11071	$14.72294	2,978,973
01/01/2011 to 12/31/2011	$14.72294	$13.98059	2,405,087
01/01/2012 to 12/31/2012	$13.98059	$16.28103	2,424,624
01/01/2013 to 12/31/2013	$16.28103	$21.20296	2,138,372
01/01/2014 to 12/31/2014	$21.20296	$23.97472	1,904,816
01/01/2015 to 12/31/2015	$23.97472	$22.02086	1,494,027
01/01/2016 to 12/31/2016	$22.02086	$24.68960	1,298,357
01/01/2017 to 12/31/2017	$24.68960	$28.78313	1,173,758
01/01/2018 to 12/31/2018	$28.78313	$23.62781	878,983
AST Wellington Management Hedged Equity Portfolio
05/01/2009 to 12/31/2009	$6.90231	$8.78049	9,942,981
01/01/2010 to 12/31/2010	$8.78049	$9.89961	10,821,793
01/01/2011 to 12/31/2011	$9.89961	$9.40004	9,943,871
01/01/2012 to 12/31/2012	$9.40004	$10.26232	11,856,015
01/01/2013 to 12/31/2013	$10.26232	$12.16245	18,749,421
01/01/2014 to 12/31/2014	$12.16245	$12.62018	17,319,518
01/01/2015 to 12/31/2015	$12.62018	$12.33340	14,012,636
01/01/2016 to 12/31/2016	$12.33340	$12.92180	11,955,695
01/01/2017 to 12/31/2017	$12.92180	$14.43687	10,256,275
01/01/2018 to 12/31/2018	$14.43687	$13.48791	7,052,519
AST Western Asset Core Plus Bond Portfolio
05/01/2009 to 12/31/2009	$9.45757	$10.21392	12,750,275
01/01/2010 to 12/31/2010	$10.21392	$10.82874	17,651,916
01/01/2011 to 12/31/2011	$10.82874	$11.29192	18,170,336
01/01/2012 to 12/31/2012	$11.29192	$11.97752	18,416,796
01/01/2013 to 12/31/2013	$11.97752	$11.60405	17,928,589
01/01/2014 to 12/31/2014	$11.60405	$12.23394	19,702,934
01/01/2015 to 12/31/2015	$12.23394	$12.18082	18,938,735
01/01/2016 to 12/31/2016	$12.18082	$12.59720	19,007,777
01/01/2017 to 12/31/2017	$12.59720	$13.17153	19,214,511
01/01/2018 to 12/31/2018	$13.17153	$12.65978	20,284,879

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Diversified Dividend Fund - Series I
04/29/2011* to 12/31/2011	$9.99297	$9.12172	385,638
01/01/2012 to 12/31/2012	$9.12172	$10.65067	500,266
01/01/2013 to 12/31/2013	$10.65067	$13.72611	615,161
01/01/2014 to 12/31/2014	$13.72611	$15.23128	471,181
01/01/2015 to 12/31/2015	$15.23128	$15.28953	401,693
01/01/2016 to 12/31/2016	$15.28953	$17.26551	368,250
01/01/2017 to 12/31/2017	$17.26551	$18.43752	221,816
01/01/2018 to 12/31/2018	$18.43752	$16.75829	153,789
Invesco V.I. Health Care Fund - Series I
formerly,Invesco V.I. Global Health Care Fund - Series I
05/01/2009 to 12/31/2009	$8.83432	$11.35499	1,181,689
01/01/2010 to 12/31/2010	$11.35499	$11.75885	545,135
01/01/2011 to 12/31/2011	$11.75885	$12.02209	524,638
01/01/2012 to 12/31/2012	$12.02209	$14.29418	462,518
01/01/2013 to 12/31/2013	$14.29418	$19.75802	464,049
01/01/2014 to 12/31/2014	$19.75802	$23.25416	483,876
01/01/2015 to 12/31/2015	$23.25416	$23.59376	397,984
01/01/2016 to 12/31/2016	$23.59376	$20.54588	211,321
01/01/2017 to 12/31/2017	$20.54588	$23.40614	156,236
01/01/2018 to 12/31/2018	$23.40614	$23.22592	109,879
Invesco V.I. Mid Cap Growth Portfolio, Series I
04/27/2012* to 12/31/2012	$10.04992	$9.76598	229,829
01/01/2013 to 12/31/2013	$9.76598	$13.16014	522,396
01/01/2014 to 12/31/2014	$13.16014	$13.98316	170,256
01/01/2015 to 12/31/2015	$13.98316	$13.91821	202,132
01/01/2016 to 12/31/2016	$13.91821	$13.79262	155,646
01/01/2017 to 12/31/2017	$13.79262	$16.61688	127,674
01/01/2018 to 12/31/2018	$16.61688	$15.42878	95,975
Invesco V.I. Technology Fund - Series I
05/01/2009 to 12/31/2009	$5.94808	$7.90916	970,438
01/01/2010 to 12/31/2010	$7.90916	$9.43610	1,132,899
01/01/2011 to 12/31/2011	$9.43610	$8.81160	530,679
01/01/2012 to 12/31/2012	$8.81160	$9.64332	353,005
01/01/2013 to 12/31/2013	$9.64332	$11.86901	292,049
01/01/2014 to 12/31/2014	$11.86901	$12.96327	263,606
01/01/2015 to 12/31/2015	$12.96327	$13.61824	242,522
01/01/2016 to 12/31/2016	$13.61824	$13.29285	168,453
01/01/2017 to 12/31/2017	$13.29285	$17.66759	171,795
01/01/2018 to 12/31/2018	$17.66759	$17.29548	129,324
NVIT Emerging Markets Fund Class D
08/05/2016* to 12/31/2016	$10.12646	$9.72947	615,276
01/01/2017 to 12/31/2017	$9.72947	$13.50201	462,006
01/01/2018 to 12/31/2018	$13.50201	$10.92645	370,695
ProFund VP Asia 30
05/01/2009 to 12/31/2009	$15.32106	$21.10176	1,821,822
01/01/2010 to 12/31/2010	$21.10176	$23.63992	1,172,241
01/01/2011 to 12/31/2011	$23.63992	$16.97356	568,287
01/01/2012 to 12/31/2012	$16.97356	$19.27642	518,241
01/01/2013 to 12/31/2013	$19.27642	$21.79682	354,325
01/01/2014 to 12/31/2014	$21.79682	$21.10086	204,908
01/01/2015 to 12/31/2015	$21.10086	$18.80608	180,718
01/01/2016 to 12/31/2016	$18.80608	$18.61502	148,488
01/01/2017 to 12/31/2017	$18.61502	$24.32829	112,746
01/01/2018 to 12/31/2018	$24.32829	$19.47556	91,038

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Banks
05/01/2009 to 12/31/2009	$3.65644	$4.69572	746,620
01/01/2010 to 12/31/2010	$4.69572	$5.00317	821,032
01/01/2011 to 12/31/2011	$5.00317	$3.60428	310,912
01/01/2012 to 12/31/2012	$3.60428	$4.72871	683,662
01/01/2013 to 12/31/2013	$4.72871	$6.20665	377,961
01/01/2014 to 12/31/2014	$6.20665	$6.73762	257,672
01/01/2015 to 12/31/2015	$6.73762	$6.59775	282,280
01/01/2016 to 12/31/2016	$6.59775	$7.99649	320,116
01/01/2017 to 12/31/2017	$7.99649	$9.27422	246,713
01/01/2018 to 12/31/2018	$9.27422	$7.48804	124,219
ProFund VP Basic Materials
05/01/2009 to 12/31/2009	$9.42896	$13.31601	1,841,267
01/01/2010 to 12/31/2010	$13.31601	$16.98559	1,479,120
01/01/2011 to 12/31/2011	$16.98559	$14.00749	513,298
01/01/2012 to 12/31/2012	$14.00749	$14.94486	344,526
01/01/2013 to 12/31/2013	$14.94486	$17.40749	287,699
01/01/2014 to 12/31/2014	$17.40749	$17.40906	201,578
01/01/2015 to 12/31/2015	$17.40906	$14.73790	148,177
01/01/2016 to 12/31/2016	$14.73790	$17.17575	183,361
01/01/2017 to 12/31/2017	$17.17575	$20.77141	122,336
01/01/2018 to 12/31/2018	$20.77141	$16.81962	72,767
ProFund VP Bear
05/01/2009 to 12/31/2009	$8.58719	$6.34849	1,995,516
01/01/2010 to 12/31/2010	$6.34849	$5.13247	1,870,682
01/01/2011 to 12/31/2011	$5.13247	$4.59941	2,082,893
01/01/2012 to 12/31/2012	$4.59941	$3.77263	965,635
01/01/2013 to 12/31/2013	$3.77263	$2.72523	911,837
01/01/2014 to 12/31/2014	$2.72523	$2.29833	951,939
01/01/2015 to 12/31/2015	$2.29833	$2.14911	511,021
01/01/2016 to 12/31/2016	$2.14911	$1.83779	713,945
01/01/2017 to 12/31/2017	$1.83779	$1.48290	445,534
01/01/2018 to 12/31/2018	$1.48290	$1.51747	302,709
ProFund VP Biotechnology
05/01/2009 to 12/31/2009	$10.29239	$11.55992	355,182
01/01/2010 to 12/31/2010	$11.55992	$11.94922	254,803
01/01/2011 to 12/31/2011	$11.94922	$12.52334	188,759
01/01/2012 to 12/31/2012	$12.52334	$17.32996	338,800
01/01/2013 to 12/31/2013	$17.32996	$28.70550	326,187
01/01/2014 to 12/31/2014	$28.70550	$36.62452	259,481
01/01/2015 to 12/31/2015	$36.62452	$37.20907	163,042
01/01/2016 to 12/31/2016	$37.20907	$30.93209	86,316
01/01/2017 to 12/31/2017	$30.93209	$37.28121	96,712
01/01/2018 to 12/31/2018	$37.28121	$34.18850	56,646
ProFund VP Bull
05/01/2009 to 12/31/2009	$7.18674	$9.08242	3,113,781
01/01/2010 to 12/31/2010	$9.08242	$10.05618	2,476,971
01/01/2011 to 12/31/2011	$10.05618	$9.89068	3,165,929
01/01/2012 to 12/31/2012	$9.89068	$11.07807	1,499,016
01/01/2013 to 12/31/2013	$11.07807	$14.13739	1,204,038
01/01/2014 to 12/31/2014	$14.13739	$15.49877	1,173,460
01/01/2015 to 12/31/2015	$15.49877	$15.17320	592,041
01/01/2016 to 12/31/2016	$15.17320	$16.36515	445,098
01/01/2017 to 12/31/2017	$16.36515	$19.20921	584,910
01/01/2018 to 12/31/2018	$19.20921	$17.72927	533,516

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Consumer Goods Portfolio
05/01/2009 to 12/31/2009	$8.15978	$10.25601	812,567
01/01/2010 to 12/31/2010	$10.25601	$11.83819	702,138
01/01/2011 to 12/31/2011	$11.83819	$12.45197	765,549
01/01/2012 to 12/31/2012	$12.45197	$13.57589	450,591
01/01/2013 to 12/31/2013	$13.57589	$17.15075	573,128
01/01/2014 to 12/31/2014	$17.15075	$18.59286	574,747
01/01/2015 to 12/31/2015	$18.59286	$19.04740	433,302
01/01/2016 to 12/31/2016	$19.04740	$19.39767	291,761
01/01/2017 to 12/31/2017	$19.39767	$21.95063	224,043
01/01/2018 to 12/31/2018	$21.95063	$18.39105	151,311
ProFund VP Consumer Services
05/01/2009 to 12/31/2009	$6.23854	$7.73635	295,250
01/01/2010 to 12/31/2010	$7.73635	$9.23618	1,046,739
01/01/2011 to 12/31/2011	$9.23618	$9.58355	481,308
01/01/2012 to 12/31/2012	$9.58355	$11.50802	539,898
01/01/2013 to 12/31/2013	$11.50802	$15.83072	745,470
01/01/2014 to 12/31/2014	$15.83072	$17.50968	425,388
01/01/2015 to 12/31/2015	$17.50968	$18.02838	482,805
01/01/2016 to 12/31/2016	$18.02838	$18.47385	305,220
01/01/2017 to 12/31/2017	$18.47385	$21.50721	262,197
01/01/2018 to 12/31/2018	$21.50721	$21.28058	233,955
ProFund VP Europe 30
05/01/2009 to 12/31/2009	$8.96250	$12.07392	1,184,717
01/01/2010 to 12/31/2010	$12.07392	$12.18752	852,300
01/01/2011 to 12/31/2011	$12.18752	$10.92163	333,570
01/01/2012 to 12/31/2012	$10.92163	$12.52352	461,143
01/01/2013 to 12/31/2013	$12.52352	$14.98184	561,564
01/01/2014 to 12/31/2014	$14.98184	$13.46052	318,682
01/01/2015 to 12/31/2015	$13.46052	$11.79832	323,881
01/01/2016 to 12/31/2016	$11.79832	$12.51036	289,183
01/01/2017 to 12/31/2017	$12.51036	$14.72997	244,299
01/01/2018 to 12/31/2018	$14.72997	$12.43894	200,126
ProFund VP Financials
05/01/2009 to 12/31/2009	$4.78924	$6.29512	1,432,294
01/01/2010 to 12/31/2010	$6.29512	$6.86798	1,397,974
01/01/2011 to 12/31/2011	$6.86798	$5.82051	1,034,776
01/01/2012 to 12/31/2012	$5.82051	$7.13998	1,345,907
01/01/2013 to 12/31/2013	$7.13998	$9.27481	1,595,424
01/01/2014 to 12/31/2014	$9.27481	$10.30006	1,201,102
01/01/2015 to 12/31/2015	$10.30006	$9.97874	975,396
01/01/2016 to 12/31/2016	$9.97874	$11.31810	1,090,533
01/01/2017 to 12/31/2017	$11.31810	$13.15665	873,662
01/01/2018 to 12/31/2018	$13.15665	$11.58892	535,695
ProFund VP Health Care
05/01/2009 to 12/31/2009	$7.11325	$9.14274	1,148,607
01/01/2010 to 12/31/2010	$9.14274	$9.24755	875,030
01/01/2011 to 12/31/2011	$9.24755	$10.01493	924,616
01/01/2012 to 12/31/2012	$10.01493	$11.56360	1,121,561
01/01/2013 to 12/31/2013	$11.56360	$15.89446	1,361,062
01/01/2014 to 12/31/2014	$15.89446	$19.33701	1,316,203
01/01/2015 to 12/31/2015	$19.33701	$19.97324	1,214,167
01/01/2016 to 12/31/2016	$19.97324	$18.84835	746,538
01/01/2017 to 12/31/2017	$18.84835	$22.41599	644,252
01/01/2018 to 12/31/2018	$22.41599	$23.02195	561,239

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Industrials
05/01/2009 to 12/31/2009	$7.63634	$9.68021	634,240
01/01/2010 to 12/31/2010	$9.68021	$11.78155	641,229
01/01/2011 to 12/31/2011	$11.78155	$11.38066	404,533
01/01/2012 to 12/31/2012	$11.38066	$12.96094	379,889
01/01/2013 to 12/31/2013	$12.96094	$17.61512	514,535
01/01/2014 to 12/31/2014	$17.61512	$18.29075	381,463
01/01/2015 to 12/31/2015	$18.29075	$17.37362	230,450
01/01/2016 to 12/31/2016	$17.37362	$20.08591	332,901
01/01/2017 to 12/31/2017	$20.08591	$24.18035	297,557
01/01/2018 to 12/31/2018	$24.18035	$20.74370	120,125
ProFund VP Internet
05/01/2009 to 12/31/2009	$14.19193	$19.31472	507,210
01/01/2010 to 12/31/2010	$19.31472	$25.69739	455,035
01/01/2011 to 12/31/2011	$25.69739	$23.52770	92,624
01/01/2012 to 12/31/2012	$23.52770	$27.71190	98,828
01/01/2013 to 12/31/2013	$27.71190	$41.34854	134,453
01/01/2014 to 12/31/2014	$41.34854	$41.12237	46,264
01/01/2015 to 12/31/2015	$41.12237	$48.67555	88,272
01/01/2016 to 12/31/2016	$48.67555	$50.52169	50,482
01/01/2017 to 12/31/2017	$50.52169	$67.60465	28,747
01/01/2018 to 12/31/2018	$67.60465	$69.76315	18,650
ProFund VP Japan
05/01/2009 to 12/31/2009	$7.27030	$8.10920	519,793
01/01/2010 to 12/31/2010	$8.10920	$7.45426	414,005
01/01/2011 to 12/31/2011	$7.45426	$5.97226	292,468
01/01/2012 to 12/31/2012	$5.97226	$7.22157	445,817
01/01/2013 to 12/31/2013	$7.22157	$10.52835	616,969
01/01/2014 to 12/31/2014	$10.52835	$10.68867	321,351
01/01/2015 to 12/31/2015	$10.68867	$11.12292	271,326
01/01/2016 to 12/31/2016	$11.12292	$10.98500	213,374
01/01/2017 to 12/31/2017	$10.98500	$12.79780	207,879
01/01/2018 to 12/31/2018	$12.79780	$11.12102	185,679
ProFund VP Large-Cap Growth
05/01/2009 to 12/31/2009	$7.46648	$9.40289	1,530,601
01/01/2010 to 12/31/2010	$9.40289	$10.46700	1,282,022
01/01/2011 to 12/31/2011	$10.46700	$10.61678	1,146,789
01/01/2012 to 12/31/2012	$10.61678	$11.76932	796,871
01/01/2013 to 12/31/2013	$11.76932	$15.12476	730,784
01/01/2014 to 12/31/2014	$15.12476	$16.79832	876,271
01/01/2015 to 12/31/2015	$16.79832	$17.14180	474,182
01/01/2016 to 12/31/2016	$17.14180	$17.70515	358,253
01/01/2017 to 12/31/2017	$17.70515	$21.81809	334,476
01/01/2018 to 12/31/2018	$21.81809	$21.05704	251,064
ProFund VP Large-Cap Value
05/01/2009 to 12/31/2009	$6.54549	$8.30752	1,108,254
01/01/2010 to 12/31/2010	$8.30752	$9.22395	1,501,797
01/01/2011 to 12/31/2011	$9.22395	$8.95601	1,122,050
01/01/2012 to 12/31/2012	$8.95601	$10.16621	776,810
01/01/2013 to 12/31/2013	$10.16621	$12.98726	482,427
01/01/2014 to 12/31/2014	$12.98726	$14.11097	780,687
01/01/2015 to 12/31/2015	$14.11097	$13.22098	518,567
01/01/2016 to 12/31/2016	$13.22098	$15.00989	589,195
01/01/2017 to 12/31/2017	$15.00989	$16.74626	394,444
01/01/2018 to 12/31/2018	$16.74626	$14.71825	278,476

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Mid-Cap Growth
05/01/2009 to 12/31/2009	$8.37994	$10.65021	1,903,627
01/01/2010 to 12/31/2010	$10.65021	$13.45122	2,021,397
01/01/2011 to 12/31/2011	$13.45122	$12.84677	1,040,542
01/01/2012 to 12/31/2012	$12.84677	$14.57782	684,764
01/01/2013 to 12/31/2013	$14.57782	$18.71380	592,623
01/01/2014 to 12/31/2014	$18.71380	$19.48939	371,987
01/01/2015 to 12/31/2015	$19.48939	$19.22211	357,650
01/01/2016 to 12/31/2016	$19.22211	$21.34005	331,122
01/01/2017 to 12/31/2017	$21.34005	$24.83120	303,762
01/01/2018 to 12/31/2018	$24.83120	$21.49420	232,983
ProFund VP Mid-Cap Value
05/01/2009 to 12/31/2009	$8.55593	$11.04745	1,398,727
01/01/2010 to 12/31/2010	$11.04745	$13.08729	908,539
01/01/2011 to 12/31/2011	$13.08729	$12.36664	727,867
01/01/2012 to 12/31/2012	$12.36664	$14.17686	552,448
01/01/2013 to 12/31/2013	$14.17686	$18.42699	479,583
01/01/2014 to 12/31/2014	$18.42699	$19.96887	288,875
01/01/2015 to 12/31/2015	$19.96887	$18.02406	236,249
01/01/2016 to 12/31/2016	$18.02406	$22.04239	474,547
01/01/2017 to 12/31/2017	$22.04239	$23.97945	245,313
01/01/2018 to 12/31/2018	$23.97945	$20.44765	150,923
ProFund VP NASDAQ-100
05/01/2009 to 12/31/2009	$7.60119	$9.94164	1,813,909
01/01/2010 to 12/31/2010	$9.94164	$11.56165	1,576,633
01/01/2011 to 12/31/2011	$11.56165	$11.53676	909,044
01/01/2012 to 12/31/2012	$11.53676	$13.18763	644,940
01/01/2013 to 12/31/2013	$13.18763	$17.41567	507,723
01/01/2014 to 12/31/2014	$17.41567	$20.04118	490,538
01/01/2015 to 12/31/2015	$20.04118	$21.17985	411,272
01/01/2016 to 12/31/2016	$21.17985	$21.92619	193,838
01/01/2017 to 12/31/2017	$21.92619	$28.11521	168,628
01/01/2018 to 12/31/2018	$28.11521	$27.13182	130,884
ProFund VP Oil & Gas
05/01/2009 to 12/31/2009	$16.12828	$18.74595	1,326,030
01/01/2010 to 12/31/2010	$18.74595	$21.71150	1,296,969
01/01/2011 to 12/31/2011	$21.71150	$21.83365	829,408
01/01/2012 to 12/31/2012	$21.83365	$22.09472	551,530
01/01/2013 to 12/31/2013	$22.09472	$26.96103	414,618
01/01/2014 to 12/31/2014	$26.96103	$23.63437	346,412
01/01/2015 to 12/31/2015	$23.63437	$17.81132	258,376
01/01/2016 to 12/31/2016	$17.81132	$21.75488	239,263
01/01/2017 to 12/31/2017	$21.75488	$20.71774	132,569
01/01/2018 to 12/31/2018	$20.71774	$16.25359	75,155
ProFund VP Pharmaceuticals
05/01/2009 to 12/31/2009	$5.78957	$7.58424	521,245
01/01/2010 to 12/31/2010	$7.58424	$7.49464	268,122
01/01/2011 to 12/31/2011	$7.49464	$8.56033	862,925
01/01/2012 to 12/31/2012	$8.56033	$9.41676	302,309
01/01/2013 to 12/31/2013	$9.41676	$12.19047	276,233
01/01/2014 to 12/31/2014	$12.19047	$14.31041	297,503
01/01/2015 to 12/31/2015	$14.31041	$14.69965	159,802
01/01/2016 to 12/31/2016	$14.69965	$13.91791	92,869
01/01/2017 to 12/31/2017	$13.91791	$15.10676	78,826
01/01/2018 to 12/31/2018	$15.10676	$13.93522	47,460

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Precious Metals
05/01/2009 to 12/31/2009	$12.29600	$16.85510	2,850,817
01/01/2010 to 12/31/2010	$16.85510	$22.03600	2,921,018
01/01/2011 to 12/31/2011	$22.03600	$17.50856	2,103,701
01/01/2012 to 12/31/2012	$17.50856	$14.71425	1,572,080
01/01/2013 to 12/31/2013	$14.71425	$8.98001	1,162,887
01/01/2014 to 12/31/2014	$8.98001	$6.72391	630,558
01/01/2015 to 12/31/2015	$6.72391	$4.44037	535,237
01/01/2016 to 12/31/2016	$4.44037	$6.80495	528,907
01/01/2017 to 12/31/2017	$6.80495	$7.04624	370,808
01/01/2018 to 12/31/2018	$7.04624	$5.99592	318,082
ProFund VP Real Estate
05/01/2009 to 12/31/2009	$8.67600	$12.69458	557,087
01/01/2010 to 12/31/2010	$12.69458	$15.56804	509,622
01/01/2011 to 12/31/2011	$15.56804	$16.03891	345,408
01/01/2012 to 12/31/2012	$16.03891	$18.48252	392,557
01/01/2013 to 12/31/2013	$18.48252	$18.19431	325,883
01/01/2014 to 12/31/2014	$18.19431	$22.37078	289,291
01/01/2015 to 12/31/2015	$22.37078	$22.07298	179,238
01/01/2016 to 12/31/2016	$22.07298	$22.95255	135,429
01/01/2017 to 12/31/2017	$22.95255	$24.39208	94,186
01/01/2018 to 12/31/2018	$24.39208	$22.62081	103,574
ProFund VP Rising Rates Opportunity
05/01/2009 to 12/31/2009	$4.73669	$4.80759	3,128,225
01/01/2010 to 12/31/2010	$4.80759	$3.97042	4,679,376
01/01/2011 to 12/31/2011	$3.97042	$2.44059	2,645,539
01/01/2012 to 12/31/2012	$2.44059	$2.23383	1,760,429
01/01/2013 to 12/31/2013	$2.23383	$2.55893	3,779,215
01/01/2014 to 12/31/2014	$2.55893	$1.75517	3,810,891
01/01/2015 to 12/31/2015	$1.75517	$1.69877	2,300,690
01/01/2016 to 12/31/2016	$1.69877	$1.58459	3,979,174
01/01/2017 to 12/31/2017	$1.58459	$1.37292	672,668
01/01/2018 to 12/31/2018	$1.37292	$1.40630	553,158
ProFund VP Semiconductor
05/01/2009 to 12/31/2009	$4.28079	$5.85592	794,698
01/01/2010 to 12/31/2010	$5.85592	$6.47385	188,040
01/01/2011 to 12/31/2011	$6.47385	$6.11890	125,111
01/01/2012 to 12/31/2012	$6.11890	$5.76682	77,903
01/01/2013 to 12/31/2013	$5.76682	$7.57041	62,931
01/01/2014 to 12/31/2014	$7.57041	$10.01645	125,840
01/01/2015 to 12/31/2015	$10.01645	$9.56793	75,681
01/01/2016 to 12/31/2016	$9.56793	$12.01791	55,108
01/01/2017 to 12/31/2017	$12.01791	$16.02301	67,046
01/01/2018 to 12/31/2018	$16.02301	$14.14485	19,257
ProFund VP Short Mid-Cap
05/01/2009 to 12/31/2009	$9.00493	$6.44215	364,588
01/01/2010 to 12/31/2010	$6.44215	$4.69826	280,837
01/01/2011 to 12/31/2011	$4.69826	$4.24070	232,550
01/01/2012 to 12/31/2012	$4.24070	$3.38019	139,533
01/01/2013 to 12/31/2013	$3.38019	$2.40360	116,769
01/01/2014 to 12/31/2014	$2.40360	$2.06984	171,122
01/01/2015 to 12/31/2015	$2.06984	$2.00094	170,404
01/01/2016 to 12/31/2016	$2.00094	$1.57065	61,170
01/01/2017 to 12/31/2017	$1.57065	$1.31534	24,730
01/01/2018 to 12/31/2018	$1.31534	$1.43547	186,631

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Short NASDAQ-100
05/01/2009 to 12/31/2009	$5.91697	$4.21899	898,026
01/01/2010 to 12/31/2010	$4.21899	$3.27025	782,589
01/01/2011 to 12/31/2011	$3.27025	$2.87953	1,249,273
01/01/2012 to 12/31/2012	$2.87953	$2.29961	957,612
01/01/2013 to 12/31/2013	$2.29961	$1.59655	348,933
01/01/2014 to 12/31/2014	$1.59655	$1.26593	241,202
01/01/2015 to 12/31/2015	$1.26593	$1.08261	286,125
01/01/2016 to 12/31/2016	$1.08261	$0.95772	256,099
01/01/2017 to 12/31/2017	$0.95772	$0.70408	129,839
01/01/2018 to 12/31/2018	$0.70408	$0.67241	117,734
ProFund VP Short Small-Cap
05/01/2009 to 12/31/2009	$9.09286	$6.59454	463,501
01/01/2010 to 12/31/2010	$6.59454	$4.60842	355,244
01/01/2011 to 12/31/2011	$4.60842	$4.12054	702,306
01/01/2012 to 12/31/2012	$4.12054	$3.28401	351,352
01/01/2013 to 12/31/2013	$3.28401	$2.22045	176,749
01/01/2014 to 12/31/2014	$2.22045	$1.98216	197,127
01/01/2015 to 12/31/2015	$1.98216	$1.93339	165,249
01/01/2016 to 12/31/2016	$1.93339	$1.49096	60,221
01/01/2017 to 12/31/2017	$1.49096	$1.25820	36,440
01/01/2018 to 12/31/2018	$1.25820	$1.36593	744,521
ProFund VP Small-Cap Growth
05/01/2009 to 12/31/2009	$8.84496	$11.15090	1,476,283
01/01/2010 to 12/31/2010	$11.15090	$13.78817	1,733,790
01/01/2011 to 12/31/2011	$13.78817	$13.73472	1,437,215
01/01/2012 to 12/31/2012	$13.73472	$15.19367	495,243
01/01/2013 to 12/31/2013	$15.19367	$20.98384	722,604
01/01/2014 to 12/31/2014	$20.98384	$21.08606	341,491
01/01/2015 to 12/31/2015	$21.08606	$20.98143	310,904
01/01/2016 to 12/31/2016	$20.98143	$24.81155	268,146
01/01/2017 to 12/31/2017	$24.81155	$27.56822	233,143
01/01/2018 to 12/31/2018	$27.56822	$25.55249	171,943
ProFund VP Small-Cap Value
05/01/2009 to 12/31/2009	$7.72926	$9.65451	610,084
01/01/2010 to 12/31/2010	$9.65451	$11.59399	743,101
01/01/2011 to 12/31/2011	$11.59399	$10.93523	752,713
01/01/2012 to 12/31/2012	$10.93523	$12.49201	481,299
01/01/2013 to 12/31/2013	$12.49201	$16.91462	412,071
01/01/2014 to 12/31/2014	$16.91462	$17.60271	237,908
01/01/2015 to 12/31/2015	$17.60271	$15.87910	251,343
01/01/2016 to 12/31/2016	$15.87910	$20.11199	295,966
01/01/2017 to 12/31/2017	$20.11199	$21.70203	178,645
01/01/2018 to 12/31/2018	$21.70203	$18.30803	144,824
ProFund VP Technology
05/01/2009 to 12/31/2009	$6.49048	$8.77621	1,361,950
01/01/2010 to 12/31/2010	$8.77621	$9.55781	652,534
01/01/2011 to 12/31/2011	$9.55781	$9.27196	719,037
01/01/2012 to 12/31/2012	$9.27196	$10.05858	287,188
01/01/2013 to 12/31/2013	$10.05858	$12.38490	175,316
01/01/2014 to 12/31/2014	$12.38490	$14.38710	179,412
01/01/2015 to 12/31/2015	$14.38710	$14.48967	124,421
01/01/2016 to 12/31/2016	$14.48967	$16.01021	119,435
01/01/2017 to 12/31/2017	$16.01021	$21.28733	82,610
01/01/2018 to 12/31/2018	$21.28733	$20.45365	58,080

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Telecommunications
05/01/2009 to 12/31/2009	$6.62052	$7.20798	472,593
01/01/2010 to 12/31/2010	$7.20798	$8.20115	847,216
01/01/2011 to 12/31/2011	$8.20115	$8.21681	476,200
01/01/2012 to 12/31/2012	$8.21681	$9.41587	486,914
01/01/2013 to 12/31/2013	$9.41587	$10.37826	375,062
01/01/2014 to 12/31/2014	$10.37826	$10.26467	329,989
01/01/2015 to 12/31/2015	$10.26467	$10.24892	246,225
01/01/2016 to 12/31/2016	$10.24892	$12.26323	259,808
01/01/2017 to 12/31/2017	$12.26323	$11.80524	206,948
01/01/2018 to 12/31/2018	$11.80524	$9.85577	140,704
ProFund VP U.S. Government Plus
05/01/2009 to 12/31/2009	$13.87990	$12.53843	1,333,606
01/01/2010 to 12/31/2010	$12.53843	$13.57748	1,042,250
01/01/2011 to 12/31/2011	$13.57748	$19.16526	1,145,039
01/01/2012 to 12/31/2012	$19.16526	$19.03182	721,134
01/01/2013 to 12/31/2013	$19.03182	$15.14014	419,798
01/01/2014 to 12/31/2014	$15.14014	$20.30924	243,348
01/01/2015 to 12/31/2015	$20.30924	$18.84732	307,076
01/01/2016 to 12/31/2016	$18.84732	$18.48017	132,889
01/01/2017 to 12/31/2017	$18.48017	$19.90052	64,074
01/01/2018 to 12/31/2018	$19.90052	$18.50902	50,825
ProFund VP UltraBull
05/01/2009 to 12/31/2009	$4.12286	$6.49713	1,590,074
01/01/2010 to 12/31/2010	$6.49713	$7.80642	914,644
01/01/2011 to 12/31/2011	$7.80642	$7.30702	689,374
01/01/2012 to 12/31/2012	$7.30702	$9.26411	451,227
01/01/2013 to 12/31/2013	$9.26411	$15.31166	302,573
01/01/2014 to 12/31/2014	$15.31166	$18.55847	265,404
01/01/2015 to 12/31/2015	$18.55847	$17.72596	202,056
01/01/2016 to 12/31/2016	$17.72596	$20.67716	90,526
01/01/2017 to 12/31/2017	$20.67716	$28.67909	85,450
01/01/2018 to 12/31/2018	$28.67909	$23.82990	72,451
ProFund VP UltraMid-Cap
05/01/2009 to 12/31/2009	$5.08453	$8.22543	1,356,598
01/01/2010 to 12/31/2010	$8.22543	$12.10861	1,530,577
01/01/2011 to 12/31/2011	$12.10861	$10.28371	591,778
01/01/2012 to 12/31/2012	$10.28371	$13.39974	516,451
01/01/2013 to 12/31/2013	$13.39974	$22.48468	317,543
01/01/2014 to 12/31/2014	$22.48468	$25.50653	386,697
01/01/2015 to 12/31/2015	$25.50653	$22.79049	377,840
01/01/2016 to 12/31/2016	$22.79049	$30.91353	280,604
01/01/2017 to 12/31/2017	$30.91353	$39.17943	77,938
01/01/2018 to 12/31/2018	$39.17943	$28.21463	66,543
ProFund VP UltraNASDAQ-100
05/01/2009 to 12/31/2009	$3.28983	$5.62648	1,661,197
01/01/2010 to 12/31/2010	$5.62648	$7.48276	1,359,439
01/01/2011 to 12/31/2011	$7.48276	$7.27165	1,795,997
01/01/2012 to 12/31/2012	$7.27165	$9.56529	563,727
01/01/2013 to 12/31/2013	$9.56529	$16.84373	561,715
01/01/2014 to 12/31/2014	$16.84373	$22.50303	414,291
01/01/2015 to 12/31/2015	$22.50303	$25.14240	345,567
01/01/2016 to 12/31/2016	$25.14240	$26.86092	255,704
01/01/2017 to 12/31/2017	$26.86092	$44.47219	231,119
01/01/2018 to 12/31/2018	$44.47219	$39.52168	211,982

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP UltraSmall-Cap
05/01/2009 to 12/31/2009	$4.67041	$7.38773	747,146
01/01/2010 to 12/31/2010	$7.38773	$10.78566	930,703
01/01/2011 to 12/31/2011	$10.78566	$8.61004	508,081
01/01/2012 to 12/31/2012	$8.61004	$10.96696	395,941
01/01/2013 to 12/31/2013	$10.96696	$20.13338	296,920
01/01/2014 to 12/31/2014	$20.13338	$20.86627	228,008
01/01/2015 to 12/31/2015	$20.86627	$17.85902	162,041
01/01/2016 to 12/31/2016	$17.85902	$24.51956	122,124
01/01/2017 to 12/31/2017	$24.51956	$30.19325	111,197
01/01/2018 to 12/31/2018	$30.19325	$21.68909	66,206
ProFund VP Utilities
05/01/2009 to 12/31/2009	$10.21355	$12.26510	940,314
01/01/2010 to 12/31/2010	$12.26510	$12.78064	893,746
01/01/2011 to 12/31/2011	$12.78064	$14.77119	1,349,692
01/01/2012 to 12/31/2012	$14.77119	$14.54751	788,140
01/01/2013 to 12/31/2013	$14.54751	$16.21221	725,550
01/01/2014 to 12/31/2014	$16.21221	$20.07212	821,630
01/01/2015 to 12/31/2015	$20.07212	$18.47707	503,397
01/01/2016 to 12/31/2016	$18.47707	$20.91283	462,262
01/01/2017 to 12/31/2017	$20.91283	$22.75718	486,229
01/01/2018 to 12/31/2018	$22.75718	$23.02523	289,388
PSF SP International Growth Portfolio
formerly,Prudential SP International Growth Portfolio
05/01/2009 to 12/31/2009	$8.38991	$11.12185	408,047
01/01/2010 to 12/31/2010	$11.12185	$12.47084	346,910
01/01/2011 to 12/31/2011	$12.47084	$10.43600	327,254
01/01/2012 to 12/31/2012	$10.43600	$12.56220	230,539
01/01/2013 to 12/31/2013	$12.56220	$14.68616	101,416
01/01/2014 to 12/31/2014	$14.68616	$13.61838	73,228
01/01/2015 to 12/31/2015	$13.61838	$13.84461	63,745
01/01/2016 to 12/31/2016	$13.84461	$13.12893	56,615
01/01/2017 to 12/31/2017	$13.12893	$17.53748	66,125
01/01/2018 to 12/31/2018	$17.53748	$15.03689	76,788
Wells Fargo VT International Equity Fund - Class 1
07/16/2010* to 12/31/2010	$13.32619	$16.11364	637,587
01/01/2011 to 12/31/2011	$16.11364	$13.82121	523,908
01/01/2012 to 12/31/2012	$13.82121	$15.45248	401,945
01/01/2013 to 12/31/2013	$15.45248	$18.22775	283,907
01/01/2014 to 12/31/2014	$18.22775	$16.97668	217,416
01/01/2015 to 12/31/2015	$16.97668	$17.07985	210,347
01/01/2016 to 12/31/2016	$17.07985	$17.34553	138,372
01/01/2017 to 12/31/2017	$17.34553	$21.30098	113,199
01/01/2018 to 12/31/2018	$21.30098	$17.41592	73,608
Wells Fargo VT Omega Growth Fund - Class 1
07/16/2010* to 12/31/2010	$12.54043	$15.81530	385,986
01/01/2011 to 12/31/2011	$15.81530	$14.72149	411,256
01/01/2012 to 12/31/2012	$14.72149	$17.48336	413,544
01/01/2013 to 12/31/2013	$17.48336	$24.11014	306,342
01/01/2014 to 12/31/2014	$24.11014	$24.68160	201,332
01/01/2015 to 12/31/2015	$24.68160	$24.66780	142,859
01/01/2016 to 12/31/2016	$24.66780	$24.44784	93,681
01/01/2017 to 12/31/2017	$24.44784	$32.45008	70,682
01/01/2018 to 12/31/2018	$32.45008	$32.07718	55,802

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Wells Fargo VT Small Cap Growth Fund - Class 1
07/16/2010* to 12/31/2010	$9.59327	$12.24845	617,813
01/01/2011 to 12/31/2011	$12.24845	$11.52354	383,450
01/01/2012 to 12/31/2012	$11.52354	$12.25238	264,060
01/01/2013 to 12/31/2013	$12.25238	$18.14246	293,944
01/01/2014 to 12/31/2014	$18.14246	$17.54440	192,275
01/01/2015 to 12/31/2015	$17.54440	$16.80023	164,785
01/01/2016 to 12/31/2016	$16.80023	$17.86272	131,068
01/01/2017 to 12/31/2017	$17.86272	$22.16101	107,764
01/01/2018 to 12/31/2018	$22.16101	$22.11458	86,180
*Denotes the start date of these sub-accounts

ASAP III
Prudential Annuities Life Assurance Corporation
Statement of Additional Information
ACCUMULATION UNIT VALUES: With any two of GRO Plus, EBP or HAV or with anyone of combo 5% or HDV OR With LT5, HAV & EBP or with any combo 5% or HDV & LT5 or GMWB, HDV and EPB OR HD GRO 60 bps and Combo DB OR HD GRO 60 bps, EBP and HAV OR GRO Plus
2008 60 bps and Combo DB OR GRO Plus 2008 60 bps, EBP and HAV - Cliff M&E (1.75%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ACCESS VP High Yield Fund
01/01/2009 to 12/31/2009	$11.00235	$12.63817	0
01/01/2010 to 12/31/2010	$12.63817	$14.45030	0
01/01/2011 to 12/31/2011	$14.45030	$14.58775	0
01/01/2012 to 12/31/2012	$14.58775	$16.35631	0
01/01/2013 to 12/31/2013	$16.35631	$17.68000	0
01/01/2014 to 12/31/2014	$17.68000	$17.77689	0
01/01/2015 to 12/31/2015	$17.77689	$17.49271	0
01/01/2016 to 12/31/2016	$17.49271	$18.73438	0
01/01/2017 to 12/31/2017	$18.73438	$19.28997	0
01/01/2018 to 12/31/2018	$19.28997	$18.83463	0
AST Academic Strategies Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$7.90392	$9.65715	7,832,549
01/01/2010 to 12/31/2010	$9.65715	$10.62342	8,125,948
01/01/2011 to 12/31/2011	$10.62342	$10.16021	5,875,413
01/01/2012 to 12/31/2012	$10.16021	$11.23660	5,884,306
01/01/2013 to 12/31/2013	$11.23660	$12.14110	5,528,716
01/01/2014 to 12/31/2014	$12.14110	$12.38416	5,179,509
01/01/2015 to 12/31/2015	$12.38416	$11.77568	4,428,306
01/01/2016 to 12/31/2016	$11.77568	$12.30311	5,115,774
01/01/2017 to 12/31/2017	$12.30311	$13.60970	5,435,676
01/01/2018 to 12/31/2018	$13.60970	$12.28244	4,345,473
AST Advanced Strategies Portfolio
01/01/2009 to 12/31/2009	$7.90263	$9.79867	5,159,418
01/01/2010 to 12/31/2010	$9.79867	$10.94686	5,137,092
01/01/2011 to 12/31/2011	$10.94686	$10.76756	3,694,717
01/01/2012 to 12/31/2012	$10.76756	$12.02278	4,319,358
01/01/2013 to 12/31/2013	$12.02278	$13.76807	4,466,220
01/01/2014 to 12/31/2014	$13.76807	$14.35329	4,186,938
01/01/2015 to 12/31/2015	$14.35329	$14.21546	4,159,391
01/01/2016 to 12/31/2016	$14.21546	$14.95984	4,179,308
01/01/2017 to 12/31/2017	$14.95984	$17.18671	4,334,893
01/01/2018 to 12/31/2018	$17.18671	$15.89051	3,720,485
AST AQR Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99855	$11.62919	156
01/01/2014 to 12/31/2014	$11.62919	$12.93054	8,101
01/01/2015 to 12/31/2015	$12.93054	$12.92367	5,346
01/01/2016 to 12/31/2016	$12.92367	$14.05695	6,271
01/01/2017 to 12/31/2017	$14.05695	$16.86894	6,250
01/01/2018 to 12/31/2018	$16.86894	$15.22412	5,936
AST Balanced Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$8.17558	$9.90390	9,195,019
01/01/2010 to 12/31/2010	$9.90390	$10.92891	8,699,486
01/01/2011 to 12/31/2011	$10.92891	$10.60742	6,901,091
01/01/2012 to 12/31/2012	$10.60742	$11.72163	7,178,712
01/01/2013 to 12/31/2013	$11.72163	$13.54891	7,213,994
01/01/2014 to 12/31/2014	$13.54891	$14.17999	6,928,953
01/01/2015 to 12/31/2015	$14.17999	$13.99822	6,370,391
01/01/2016 to 12/31/2016	$13.99822	$14.62010	6,091,878
01/01/2017 to 12/31/2017	$14.62010	$16.50613	5,967,029
01/01/2018 to 12/31/2018	$16.50613	$15.41559	5,002,157

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99855	$9.16071	186,720
01/01/2012 to 12/31/2012	$9.16071	$10.07084	329,722
01/01/2013 to 12/31/2013	$10.07084	$10.96850	394,788
01/01/2014 to 12/31/2014	$10.96850	$11.30407	406,475
01/01/2015 to 12/31/2015	$11.30407	$10.77295	361,094
01/01/2016 to 12/31/2016	$10.77295	$11.32163	337,401
01/01/2017 to 12/31/2017	$11.32163	$12.52694	389,330
01/01/2018 to 12/31/2018	$12.52694	$11.65698	287,604
AST BlackRock Low Duration Bond Portfolio
01/01/2009 to 12/31/2009	$10.89652	$11.80100	1,339,103
01/01/2010 to 12/31/2010	$11.80100	$12.04650	1,296,102
01/01/2011 to 12/31/2011	$12.04650	$12.10217	1,090,180
01/01/2012 to 12/31/2012	$12.10217	$12.44836	906,164
01/01/2013 to 12/31/2013	$12.44836	$11.96463	703,101
01/01/2014 to 12/31/2014	$11.96463	$11.74380	547,508
01/01/2015 to 12/31/2015	$11.74380	$11.59403	857,210
01/01/2016 to 12/31/2016	$11.59403	$11.57816	799,501
01/01/2017 to 12/31/2017	$11.57816	$11.57019	750,772
01/01/2018 to 12/31/2018	$11.57019	$11.45132	578,536
AST BlackRock/Loomis Sayles Bond Portfolio
01/01/2009 to 12/31/2009	$11.38371	$13.03290	6,477,063
01/01/2010 to 12/31/2010	$13.03290	$13.79312	5,823,131
01/01/2011 to 12/31/2011	$13.79312	$13.98276	4,380,484
01/01/2012 to 12/31/2012	$13.98276	$15.01832	4,925,654
01/01/2013 to 12/31/2013	$15.01832	$14.48445	3,565,817
01/01/2014 to 12/31/2014	$14.48445	$14.83306	3,009,945
01/01/2015 to 12/31/2015	$14.83306	$14.26635	2,576,957
01/01/2016 to 12/31/2016	$14.26635	$14.60989	2,307,541
01/01/2017 to 12/31/2017	$14.60989	$14.98099	2,274,153
01/01/2018 to 12/31/2018	$14.98099	$14.62034	1,767,182
AST Bond Portfolio 2018
01/01/2009 to 12/31/2009	$12.53137	$11.56714	0
01/01/2010 to 12/31/2010	$11.56714	$12.63591	0
01/01/2011 to 12/31/2011	$12.63591	$14.10092	16,280
01/01/2012 to 12/31/2012	$14.10092	$14.64582	12,769
01/01/2013 to 12/31/2013	$14.64582	$13.93731	65,213
01/01/2014 to 12/31/2014	$13.93731	$14.05806	48,805
01/01/2015 to 12/31/2015	$14.05806	$13.92400	61,391
01/01/2016 to 12/31/2016	$13.92400	$13.90087	0
01/01/2017 to 12/31/2017	$13.90087	$13.75552	33,942
01/01/2018 to 12/31/2018	$13.75552	$13.61626	0
AST Bond Portfolio 2019
01/01/2009 to 12/31/2009	$12.60294	$11.42890	0
01/01/2010 to 12/31/2010	$11.42890	$12.50461	0
01/01/2011 to 12/31/2011	$12.50461	$14.24847	0
01/01/2012 to 12/31/2012	$14.24847	$14.81902	6,636
01/01/2013 to 12/31/2013	$14.81902	$13.85626	14,495
01/01/2014 to 12/31/2014	$13.85626	$14.19429	14,774
01/01/2015 to 12/31/2015	$14.19429	$14.09528	14,214
01/01/2016 to 12/31/2016	$14.09528	$14.04946	18,351
01/01/2017 to 12/31/2017	$14.04946	$13.90909	7,968
01/01/2018 to 12/31/2018	$13.90909	$13.74198	35,458

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2020
01/02/2009* to 12/31/2009	$9.99903	$8.79336	0
01/01/2010 to 12/31/2010	$8.79336	$9.66280	3,398
01/01/2011 to 12/31/2011	$9.66280	$11.26692	0
01/01/2012 to 12/31/2012	$11.26692	$11.76908	0
01/01/2013 to 12/31/2013	$11.76908	$10.80965	16,844
01/01/2014 to 12/31/2014	$10.80965	$11.27460	10,653
01/01/2015 to 12/31/2015	$11.27460	$11.24644	20,182
01/01/2016 to 12/31/2016	$11.24644	$11.26611	23,126
01/01/2017 to 12/31/2017	$11.26611	$11.16747	6,719
01/01/2018 to 12/31/2018	$11.16747	$11.00306	8,226
AST Bond Portfolio 2021
01/04/2010* to 12/31/2010	$9.99807	$11.01382	7,539
01/01/2011 to 12/31/2011	$11.01382	$13.01813	17,990
01/01/2012 to 12/31/2012	$13.01813	$13.65902	13,667
01/01/2013 to 12/31/2013	$13.65902	$12.48048	0
01/01/2014 to 12/31/2014	$12.48048	$13.20393	18,265
01/01/2015 to 12/31/2015	$13.20393	$13.20422	31,983
01/01/2016 to 12/31/2016	$13.20422	$13.23741	26,402
01/01/2017 to 12/31/2017	$13.23741	$13.21187	22,977
01/01/2018 to 12/31/2018	$13.21187	$12.98823	18,681
AST Bond Portfolio 2022
01/03/2011* to 12/31/2011	$9.99855	$12.02655	25,532
01/01/2012 to 12/31/2012	$12.02655	$12.50667	28,286
01/01/2013 to 12/31/2013	$12.50667	$11.09033	0
01/01/2014 to 12/31/2014	$11.09033	$12.02605	0
01/01/2015 to 12/31/2015	$12.02605	$12.06336	6,251
01/01/2016 to 12/31/2016	$12.06336	$12.06912	25,744
01/01/2017 to 12/31/2017	$12.06912	$12.04449	2,179
01/01/2018 to 12/31/2018	$12.04449	$11.81508	7,386
AST Bond Portfolio 2023
01/03/2012* to 12/31/2012	$9.99807	$10.40427	2,207
01/01/2013 to 12/31/2013	$10.40427	$9.17959	88,547
01/01/2014 to 12/31/2014	$9.17959	$10.15710	52,160
01/01/2015 to 12/31/2015	$10.15710	$10.24960	37,491
01/01/2016 to 12/31/2016	$10.24960	$10.26297	7,143
01/01/2017 to 12/31/2017	$10.26297	$10.25483	0
01/01/2018 to 12/31/2018	$10.25483	$10.04793	0
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	$9.99903	$8.75399	7,589
01/01/2014 to 12/31/2014	$8.75399	$9.85574	17,205
01/01/2015 to 12/31/2015	$9.85574	$9.95833	0
01/01/2016 to 12/31/2016	$9.95833	$9.97090	0
01/01/2017 to 12/31/2017	$9.97090	$9.96165	21,955
01/01/2018 to 12/31/2018	$9.96165	$9.72336	27,330
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$9.99903	$11.30862	0
01/01/2015 to 12/31/2015	$11.30862	$11.33279	46,453
01/01/2016 to 12/31/2016	$11.33279	$11.41003	12,131
01/01/2017 to 12/31/2017	$11.41003	$11.41597	9,262
01/01/2018 to 12/31/2018	$11.41597	$11.13272	13,933
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$9.99903	$9.94290	7,437
01/01/2016 to 12/31/2016	$9.94290	$9.97214	33,756
01/01/2017 to 12/31/2017	$9.97214	$10.03527	20,710
01/01/2018 to 12/31/2018	$10.03527	$9.75608	77,424

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$9.99807	$9.88450	12,840
01/01/2017 to 12/31/2017	$9.88450	$9.97270	0
01/01/2018 to 12/31/2018	$9.97270	$9.67388	29,970
AST Bond Portfolio 2028
01/03/2017* to 12/31/2017	$9.99807	$10.04167	0
01/01/2018 to 12/31/2018	$10.04167	$9.66224	0
AST Bond Portfolio 2029
01/02/2018* to 12/31/2018	$9.99807	$9.66686	0
AST Capital Growth Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$7.70127	$9.48306	9,649,337
01/01/2010 to 12/31/2010	$9.48306	$10.56341	9,541,918
01/01/2011 to 12/31/2011	$10.56341	$10.12691	6,564,135
01/01/2012 to 12/31/2012	$10.12691	$11.31486	7,253,930
01/01/2013 to 12/31/2013	$11.31486	$13.63820	8,307,070
01/01/2014 to 12/31/2014	$13.63820	$14.33687	8,547,398
01/01/2015 to 12/31/2015	$14.33687	$14.16113	9,055,976
01/01/2016 to 12/31/2016	$14.16113	$14.86507	10,531,864
01/01/2017 to 12/31/2017	$14.86507	$17.21852	11,826,324
01/01/2018 to 12/31/2018	$17.21852	$15.86384	10,463,119
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99855	$11.65291	31,689
01/01/2014 to 12/31/2014	$11.65291	$13.00714	77,924
01/01/2015 to 12/31/2015	$13.00714	$12.32303	59,576
01/01/2016 to 12/31/2016	$12.32303	$13.91121	159,813
01/01/2017 to 12/31/2017	$13.91121	$16.18384	149,332
01/01/2018 to 12/31/2018	$16.18384	$15.14147	104,115
AST Cohen & Steers Realty Portfolio
01/01/2009 to 12/31/2009	$14.37953	$18.63864	105,825
01/01/2010 to 12/31/2010	$18.63864	$23.56687	111,924
01/01/2011 to 12/31/2011	$23.56687	$24.68110	97,984
01/01/2012 to 12/31/2012	$24.68110	$27.97033	103,989
01/01/2013 to 12/31/2013	$27.97033	$28.34178	114,992
01/01/2014 to 12/31/2014	$28.34178	$36.45418	117,778
01/01/2015 to 12/31/2015	$36.45418	$37.55126	105,608
01/01/2016 to 12/31/2016	$37.55126	$38.67216	99,555
01/01/2017 to 12/31/2017	$38.67216	$40.37022	92,571
01/01/2018 to 12/31/2018	$40.37022	$37.77416	69,768
AST Fidelity Institutional AM® Quantitative Portfolio
formerly,AST FI Pyramis® Quantitative Portfolio
01/01/2009 to 12/31/2009	$7.25724	$8.83094	4,794,825
01/01/2010 to 12/31/2010	$8.83094	$9.92266	4,948,687
01/01/2011 to 12/31/2011	$9.92266	$9.60257	3,579,527
01/01/2012 to 12/31/2012	$9.60257	$10.43766	4,166,207
01/01/2013 to 12/31/2013	$10.43766	$11.76870	3,954,033
01/01/2014 to 12/31/2014	$11.76870	$11.92722	3,548,387
01/01/2015 to 12/31/2015	$11.92722	$11.83453	3,314,206
01/01/2016 to 12/31/2016	$11.83453	$12.12241	3,455,101
01/01/2017 to 12/31/2017	$12.12241	$13.87279	3,458,948
01/01/2018 to 12/31/2018	$13.87279	$12.57314	2,715,627

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Global Real Estate Portfolio
01/01/2009 to 12/31/2009	$6.11070	$8.11100	118,446
01/01/2010 to 12/31/2010	$8.11100	$9.57883	151,468
01/01/2011 to 12/31/2011	$9.57883	$8.93719	88,211
01/01/2012 to 12/31/2012	$8.93719	$11.13416	113,541
01/01/2013 to 12/31/2013	$11.13416	$11.41493	120,665
01/01/2014 to 12/31/2014	$11.41493	$12.77679	124,541
01/01/2015 to 12/31/2015	$12.77679	$12.54197	95,667
01/01/2016 to 12/31/2016	$12.54197	$12.43328	78,979
01/01/2017 to 12/31/2017	$12.43328	$13.54615	87,874
01/01/2018 to 12/31/2018	$13.54615	$12.68106	64,019
AST Goldman Sachs Large-Cap Value Portfolio
01/01/2009 to 12/31/2009	$9.96176	$11.66551	621,602
01/01/2010 to 12/31/2010	$11.66551	$12.93832	632,157
01/01/2011 to 12/31/2011	$12.93832	$12.01056	436,847
01/01/2012 to 12/31/2012	$12.01056	$14.12073	404,667
01/01/2013 to 12/31/2013	$14.12073	$18.52731	518,331
01/01/2014 to 12/31/2014	$18.52731	$20.59363	488,701
01/01/2015 to 12/31/2015	$20.59363	$19.29826	1,070,573
01/01/2016 to 12/31/2016	$19.29826	$21.14972	942,844
01/01/2017 to 12/31/2017	$21.14972	$22.80598	879,258
01/01/2018 to 12/31/2018	$22.80598	$20.49420	755,407
AST Goldman Sachs Mid-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$10.70164	$16.51748	253,562
01/01/2010 to 12/31/2010	$16.51748	$19.44585	254,558
01/01/2011 to 12/31/2011	$19.44585	$18.53715	155,235
01/01/2012 to 12/31/2012	$18.53715	$21.78458	158,856
01/01/2013 to 12/31/2013	$21.78458	$28.29346	227,835
01/01/2014 to 12/31/2014	$28.29346	$31.00280	190,945
01/01/2015 to 12/31/2015	$31.00280	$28.72842	378,605
01/01/2016 to 12/31/2016	$28.72842	$28.69095	307,315
01/01/2017 to 12/31/2017	$28.69095	$35.82719	288,979
01/01/2018 to 12/31/2018	$35.82719	$33.66610	225,445
AST Goldman Sachs Multi-Asset Portfolio
01/01/2009 to 12/31/2009	$7.57253	$9.17971	2,696,442
01/01/2010 to 12/31/2010	$9.17971	$10.06507	2,606,302
01/01/2011 to 12/31/2011	$10.06507	$9.83904	2,336,688
01/01/2012 to 12/31/2012	$9.83904	$10.64584	2,364,544
01/01/2013 to 12/31/2013	$10.64584	$11.48677	2,165,383
01/01/2014 to 12/31/2014	$11.48677	$11.74187	1,933,669
01/01/2015 to 12/31/2015	$11.74187	$11.43142	1,810,382
01/01/2016 to 12/31/2016	$11.43142	$11.82219	1,514,534
01/01/2017 to 12/31/2017	$11.82219	$13.04258	1,539,086
01/01/2018 to 12/31/2018	$13.04258	$11.90876	1,105,668
AST Goldman Sachs Small-Cap Value Portfolio
05/01/2009* to 12/31/2009	$12.79580	$16.43866	121,815
01/01/2010 to 12/31/2010	$16.43866	$20.47422	129,429
01/01/2011 to 12/31/2011	$20.47422	$20.37828	104,405
01/01/2012 to 12/31/2012	$20.37828	$23.16251	115,043
01/01/2013 to 12/31/2013	$23.16251	$31.59005	157,388
01/01/2014 to 12/31/2014	$31.59005	$33.27127	133,833
01/01/2015 to 12/31/2015	$33.27127	$30.89292	110,086
01/01/2016 to 12/31/2016	$30.89292	$37.73307	98,235
01/01/2017 to 12/31/2017	$37.73307	$41.59308	99,635
01/01/2018 to 12/31/2018	$41.59308	$35.11413	78,766

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Government Money Market Portfolio
01/01/2009 to 12/31/2009	$10.53555	$10.37644	6,589,463
01/01/2010 to 12/31/2010	$10.37644	$10.19747	3,952,695
01/01/2011 to 12/31/2011	$10.19747	$10.02162	3,134,616
01/01/2012 to 12/31/2012	$10.02162	$9.84639	2,455,891
01/01/2013 to 12/31/2013	$9.84639	$9.67421	1,802,602
01/01/2014 to 12/31/2014	$9.67421	$9.50498	1,296,519
01/01/2015 to 12/31/2015	$9.50498	$9.33860	1,151,161
01/01/2016 to 12/31/2016	$9.33860	$9.17554	841,993
01/01/2017 to 12/31/2017	$9.17554	$9.04623	749,560
01/01/2018 to 12/31/2018	$9.04623	$9.00255	809,235
AST High Yield Portfolio
01/01/2009 to 12/31/2009	$10.61811	$14.14141	428,488
01/01/2010 to 12/31/2010	$14.14141	$15.76963	372,390
01/01/2011 to 12/31/2011	$15.76963	$15.98574	364,824
01/01/2012 to 12/31/2012	$15.98574	$17.88465	373,793
01/01/2013 to 12/31/2013	$17.88465	$18.83343	284,857
01/01/2014 to 12/31/2014	$18.83343	$18.97716	193,814
01/01/2015 to 12/31/2015	$18.97716	$17.98062	124,285
01/01/2016 to 12/31/2016	$17.98062	$20.38674	136,303
01/01/2017 to 12/31/2017	$20.38674	$21.52750	96,141
01/01/2018 to 12/31/2018	$21.52750	$20.72868	62,505
AST Hotchkis & Wiley Large-Cap Value Portfolio
01/01/2009 to 12/31/2009	$8.82659	$10.35751	346,012
01/01/2010 to 12/31/2010	$10.35751	$11.51542	329,940
01/01/2011 to 12/31/2011	$11.51542	$10.84080	425,797
01/01/2012 to 12/31/2012	$10.84080	$12.44941	310,531
01/01/2013 to 12/31/2013	$12.44941	$17.10723	379,818
01/01/2014 to 12/31/2014	$17.10723	$19.11836	413,328
01/01/2015 to 12/31/2015	$19.11836	$17.31194	275,746
01/01/2016 to 12/31/2016	$17.31194	$20.39212	279,784
01/01/2017 to 12/31/2017	$20.39212	$23.88169	292,993
01/01/2018 to 12/31/2018	$23.88169	$20.14111	261,865
AST International Growth Portfolio
01/01/2009 to 12/31/2009	$11.88335	$15.79563	487,491
01/01/2010 to 12/31/2010	$15.79563	$17.76929	425,028
01/01/2011 to 12/31/2011	$17.76929	$15.20229	278,398
01/01/2012 to 12/31/2012	$15.20229	$17.97783	225,134
01/01/2013 to 12/31/2013	$17.97783	$21.02934	314,013
01/01/2014 to 12/31/2014	$21.02934	$19.51986	326,012
01/01/2015 to 12/31/2015	$19.51986	$19.78207	473,313
01/01/2016 to 12/31/2016	$19.78207	$18.70224	457,159
01/01/2017 to 12/31/2017	$18.70224	$24.88572	398,555
01/01/2018 to 12/31/2018	$24.88572	$21.18863	357,085
AST International Value Portfolio
01/01/2009 to 12/31/2009	$13.64816	$17.49898	230,878
01/01/2010 to 12/31/2010	$17.49898	$19.09827	223,400
01/01/2011 to 12/31/2011	$19.09827	$16.40960	166,971
01/01/2012 to 12/31/2012	$16.40960	$18.81076	154,255
01/01/2013 to 12/31/2013	$18.81076	$22.07952	154,201
01/01/2014 to 12/31/2014	$22.07952	$20.23887	152,233
01/01/2015 to 12/31/2015	$20.23887	$20.04716	141,426
01/01/2016 to 12/31/2016	$20.04716	$19.81148	140,840
01/01/2017 to 12/31/2017	$19.81148	$23.90642	143,641
01/01/2018 to 12/31/2018	$23.90642	$19.69597	122,316

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Investment Grade Bond Portfolio
01/01/2009 to 12/31/2009	$10.72236	$11.72550	3,153,640
01/01/2010 to 12/31/2010	$11.72550	$12.76581	1,201,858
01/01/2011 to 12/31/2011	$12.76581	$14.10366	12,727,050
01/01/2012 to 12/31/2012	$14.10366	$15.15930	6,086,607
01/01/2013 to 12/31/2013	$15.15930	$14.41998	3,120,079
01/01/2014 to 12/31/2014	$14.41998	$15.12106	2,872,842
01/01/2015 to 12/31/2015	$15.12106	$15.03075	6,043,619
01/01/2016 to 12/31/2016	$15.03075	$15.38918	6,788,255
01/01/2017 to 12/31/2017	$15.38918	$15.77259	4,429,180
01/01/2018 to 12/31/2018	$15.77259	$15.45376	10,008,722
AST J.P. Morgan Global Thematic Portfolio
01/01/2009 to 12/31/2009	$6.93629	$8.63217	2,307,480
01/01/2010 to 12/31/2010	$8.63217	$9.65296	2,099,781
01/01/2011 to 12/31/2011	$9.65296	$9.43023	1,614,883
01/01/2012 to 12/31/2012	$9.43023	$10.52347	1,676,781
01/01/2013 to 12/31/2013	$10.52347	$12.02268	1,947,729
01/01/2014 to 12/31/2014	$12.02268	$12.56407	1,729,141
01/01/2015 to 12/31/2015	$12.56407	$12.21485	1,553,113
01/01/2016 to 12/31/2016	$12.21485	$12.62766	1,344,530
01/01/2017 to 12/31/2017	$12.62766	$14.51108	1,335,429
01/01/2018 to 12/31/2018	$14.51108	$13.20485	1,028,840
AST J.P. Morgan International Equity Portfolio
01/01/2009 to 12/31/2009	$11.97683	$15.98943	221,273
01/01/2010 to 12/31/2010	$15.98943	$16.83610	185,707
01/01/2011 to 12/31/2011	$16.83610	$15.02818	114,544
01/01/2012 to 12/31/2012	$15.02818	$17.99969	173,844
01/01/2013 to 12/31/2013	$17.99969	$20.40126	175,509
01/01/2014 to 12/31/2014	$20.40126	$18.76843	156,627
01/01/2015 to 12/31/2015	$18.76843	$17.92460	171,675
01/01/2016 to 12/31/2016	$17.92460	$17.95183	137,075
01/01/2017 to 12/31/2017	$17.95183	$22.86516	132,045
01/01/2018 to 12/31/2018	$22.86516	$18.53875	105,632
AST J.P. Morgan Strategic Opportunities Portfolio
01/01/2009 to 12/31/2009	$11.84642	$14.20207	5,395,477
01/01/2010 to 12/31/2010	$14.20207	$14.97484	4,994,247
01/01/2011 to 12/31/2011	$14.97484	$14.74746	3,977,587
01/01/2012 to 12/31/2012	$14.74746	$16.04225	3,829,637
01/01/2013 to 12/31/2013	$16.04225	$17.50043	3,462,249
01/01/2014 to 12/31/2014	$17.50043	$18.13108	3,177,278
01/01/2015 to 12/31/2015	$18.13108	$17.78125	2,824,592
01/01/2016 to 12/31/2016	$17.78125	$18.14126	2,384,308
01/01/2017 to 12/31/2017	$18.14126	$19.98884	2,262,013
01/01/2018 to 12/31/2018	$19.98884	$18.63046	1,739,410
AST Jennison Large-Cap Growth Portfolio
11/16/2009* to 12/31/2009	$10.08394	$10.28925	791
01/01/2010 to 12/31/2010	$10.28925	$11.25323	753
01/01/2011 to 12/31/2011	$11.25323	$11.12979	4,670
01/01/2012 to 12/31/2012	$11.12979	$12.59544	18,242
01/01/2013 to 12/31/2013	$12.59544	$16.89137	9,071
01/01/2014 to 12/31/2014	$16.89137	$18.17306	7,488
01/01/2015 to 12/31/2015	$18.17306	$19.75381	6,345
01/01/2016 to 12/31/2016	$19.75381	$19.12458	3,338
01/01/2017 to 12/31/2017	$19.12458	$25.52350	902
01/01/2018 to 12/31/2018	$25.52350	$24.67047	421

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Loomis Sayles Large-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$9.67891	$12.33943	888,567
01/01/2010 to 12/31/2010	$12.33943	$14.51829	935,347
01/01/2011 to 12/31/2011	$14.51829	$14.13424	601,374
01/01/2012 to 12/31/2012	$14.13424	$15.58994	530,840
01/01/2013 to 12/31/2013	$15.58994	$20.92511	528,924
01/01/2014 to 12/31/2014	$20.92511	$22.73616	586,879
01/01/2015 to 12/31/2015	$22.73616	$24.58810	849,112
01/01/2016 to 12/31/2016	$24.58810	$25.50592	801,880
01/01/2017 to 12/31/2017	$25.50592	$33.32826	654,811
01/01/2018 to 12/31/2018	$33.32826	$31.86178	512,135
AST MFS Global Equity Portfolio
01/01/2009 to 12/31/2009	$12.90276	$16.67123	102,445
01/01/2010 to 12/31/2010	$16.67123	$18.35279	118,460
01/01/2011 to 12/31/2011	$18.35279	$17.46724	117,512
01/01/2012 to 12/31/2012	$17.46724	$21.12163	124,134
01/01/2013 to 12/31/2013	$21.12163	$26.48669	154,845
01/01/2014 to 12/31/2014	$26.48669	$26.96790	125,007
01/01/2015 to 12/31/2015	$26.96790	$26.10762	149,136
01/01/2016 to 12/31/2016	$26.10762	$27.47602	123,010
01/01/2017 to 12/31/2017	$27.47602	$33.43249	144,725
01/01/2018 to 12/31/2018	$33.43249	$29.70658	123,621
AST MFS Growth Portfolio
01/01/2009 to 12/31/2009	$9.90437	$12.09613	319,640
01/01/2010 to 12/31/2010	$12.09613	$13.40401	285,466
01/01/2011 to 12/31/2011	$13.40401	$13.09159	256,621
01/01/2012 to 12/31/2012	$13.09159	$15.05961	275,009
01/01/2013 to 12/31/2013	$15.05961	$20.22726	302,283
01/01/2014 to 12/31/2014	$20.22726	$21.60425	310,671
01/01/2015 to 12/31/2015	$21.60425	$22.76053	252,986
01/01/2016 to 12/31/2016	$22.76053	$22.79055	271,152
01/01/2017 to 12/31/2017	$22.79055	$29.26922	229,822
01/01/2018 to 12/31/2018	$29.26922	$29.37245	187,944
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99855	$10.19294	0
01/01/2013 to 12/31/2013	$10.19294	$13.47007	21,063
01/01/2014 to 12/31/2014	$13.47007	$14.58654	25,568
01/01/2015 to 12/31/2015	$14.58654	$14.22763	166,564
01/01/2016 to 12/31/2016	$14.22763	$15.85876	152,994
01/01/2017 to 12/31/2017	$15.85876	$18.28388	165,302
01/01/2018 to 12/31/2018	$18.28388	$16.13891	65,652
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/01/2009 to 12/31/2009	$11.11211	$15.35507	175,659
01/01/2010 to 12/31/2010	$15.35507	$18.62218	179,576
01/01/2011 to 12/31/2011	$18.62218	$17.84214	124,275
01/01/2012 to 12/31/2012	$17.84214	$20.53196	124,963
01/01/2013 to 12/31/2013	$20.53196	$28.64693	168,627
01/01/2014 to 12/31/2014	$28.64693	$32.15645	158,533
01/01/2015 to 12/31/2015	$32.15645	$29.81278	177,875
01/01/2016 to 12/31/2016	$29.81278	$34.63206	193,618
01/01/2017 to 12/31/2017	$34.63206	$38.71972	181,114
01/01/2018 to 12/31/2018	$38.71972	$31.78356	153,490

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST New Discovery Asset Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99855	$10.31667	463,129
01/01/2013 to 12/31/2013	$10.31667	$12.05335	472,377
01/01/2014 to 12/31/2014	$12.05335	$12.45104	452,235
01/01/2015 to 12/31/2015	$12.45104	$12.08130	486,795
01/01/2016 to 12/31/2016	$12.08130	$12.38336	452,038
01/01/2017 to 12/31/2017	$12.38336	$14.17395	457,856
01/01/2018 to 12/31/2018	$14.17395	$12.77230	399,178
AST Parametric Emerging Markets Equity Portfolio
01/01/2009 to 12/31/2009	$5.57136	$9.11477	411,638
01/01/2010 to 12/31/2010	$9.11477	$10.94971	575,179
01/01/2011 to 12/31/2011	$10.94971	$8.57738	282,385
01/01/2012 to 12/31/2012	$8.57738	$9.93805	278,402
01/01/2013 to 12/31/2013	$9.93805	$9.78588	308,384
01/01/2014 to 12/31/2014	$9.78588	$9.16444	281,538
01/01/2015 to 12/31/2015	$9.16444	$7.49785	208,673
01/01/2016 to 12/31/2016	$7.49785	$8.27755	168,029
01/01/2017 to 12/31/2017	$8.27755	$10.27833	190,421
01/01/2018 to 12/31/2018	$10.27833	$8.67908	137,029
AST Preservation Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$8.99506	$10.60857	8,876,053
01/01/2010 to 12/31/2010	$10.60857	$11.52492	8,285,111
01/01/2011 to 12/31/2011	$11.52492	$11.43633	9,292,075
01/01/2012 to 12/31/2012	$11.43633	$12.40155	7,824,702
01/01/2013 to 12/31/2013	$12.40155	$13.30696	6,555,353
01/01/2014 to 12/31/2014	$13.30696	$13.82909	5,989,981
01/01/2015 to 12/31/2015	$13.82909	$13.60662	5,625,965
01/01/2016 to 12/31/2016	$13.60662	$14.10775	5,238,577
01/01/2017 to 12/31/2017	$14.10775	$15.26565	5,151,954
01/01/2018 to 12/31/2018	$15.26565	$14.57123	4,152,293
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.01847	$10.06887	68,332
01/01/2012 to 12/31/2012	$10.06887	$10.59579	127,200
01/01/2013 to 12/31/2013	$10.59579	$10.16961	131,237
01/01/2014 to 12/31/2014	$10.16961	$10.59719	254,998
01/01/2015 to 12/31/2015	$10.59719	$10.38389	282,766
01/01/2016 to 12/31/2016	$10.38389	$10.63198	236,361
01/01/2017 to 12/31/2017	$10.63198	$11.03886	262,174
01/01/2018 to 12/31/2018	$11.03886	$10.75653	276,572
AST Prudential Growth Allocation Portfolio
01/01/2009 to 12/31/2009	$6.67797	$8.26542	8,102,750
01/01/2010 to 12/31/2010	$8.26542	$9.66542	8,008,178
01/01/2011 to 12/31/2011	$9.66542	$8.90649	5,066,553
01/01/2012 to 12/31/2012	$8.90649	$9.88102	5,946,493
01/01/2013 to 12/31/2013	$9.88102	$11.36096	5,941,905
01/01/2014 to 12/31/2014	$11.36096	$12.18883	5,862,480
01/01/2015 to 12/31/2015	$12.18883	$11.90215	8,135,066
01/01/2016 to 12/31/2016	$11.90215	$12.87482	8,091,611
01/01/2017 to 12/31/2017	$12.87482	$14.68642	10,986,199
01/01/2018 to 12/31/2018	$14.68642	$13.33208	8,500,409

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST QMA Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99855	$11.66876	0
01/01/2014 to 12/31/2014	$11.66876	$13.21199	0
01/01/2015 to 12/31/2015	$13.21199	$13.18105	1,258
01/01/2016 to 12/31/2016	$13.18105	$14.35667	2,859
01/01/2017 to 12/31/2017	$14.35667	$17.12655	3,647
01/01/2018 to 12/31/2018	$17.12655	$15.62197	5,270
AST QMA US Equity Alpha Portfolio
01/01/2009 to 12/31/2009	$9.01259	$10.78726	83,441
01/01/2010 to 12/31/2010	$10.78726	$12.19354	93,648
01/01/2011 to 12/31/2011	$12.19354	$12.39470	80,817
01/01/2012 to 12/31/2012	$12.39470	$14.46745	119,164
01/01/2013 to 12/31/2013	$14.46745	$18.82386	96,916
01/01/2014 to 12/31/2014	$18.82386	$21.67803	132,779
01/01/2015 to 12/31/2015	$21.67803	$21.95449	128,612
01/01/2016 to 12/31/2016	$21.95449	$24.77356	122,940
01/01/2017 to 12/31/2017	$24.77356	$29.75736	102,896
01/01/2018 to 12/31/2018	$29.75736	$26.83159	71,013
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99855	$8.89388	34,097
01/01/2012 to 12/31/2012	$8.89388	$9.88784	34,416
01/01/2013 to 12/31/2013	$9.88784	$11.89068	807
01/01/2014 to 12/31/2014	$11.89068	$12.44210	1,920
01/01/2015 to 12/31/2015	$12.44210	$12.24277	17,419
01/01/2016 to 12/31/2016	$12.24277	$12.78960	22,923
01/01/2017 to 12/31/2017	$12.78960	$14.85220	29,060
01/01/2018 to 12/31/2018	$14.85220	$13.63837	43,295
AST RCM World Trends Portfolio
01/01/2009 to 12/31/2009	$7.14463	$8.66143	3,303,858
01/01/2010 to 12/31/2010	$8.66143	$9.52404	3,744,133
01/01/2011 to 12/31/2011	$9.52404	$9.18770	2,822,961
01/01/2012 to 12/31/2012	$9.18770	$9.95484	3,000,554
01/01/2013 to 12/31/2013	$9.95484	$10.99734	2,844,187
01/01/2014 to 12/31/2014	$10.99734	$11.36017	2,575,009
01/01/2015 to 12/31/2015	$11.36017	$11.14282	2,487,132
01/01/2016 to 12/31/2016	$11.14282	$11.47536	2,059,418
01/01/2017 to 12/31/2017	$11.47536	$13.10531	1,838,246
01/01/2018 to 12/31/2018	$13.10531	$11.85723	1,388,173
AST Small-Cap Growth Opportunities Portfolio
01/01/2009 to 12/31/2009	$14.21676	$18.53020	232,311
01/01/2010 to 12/31/2010	$18.53020	$24.13141	246,378
01/01/2011 to 12/31/2011	$24.13141	$20.60086	210,184
01/01/2012 to 12/31/2012	$20.60086	$24.30271	191,077
01/01/2013 to 12/31/2013	$24.30271	$33.62227	181,082
01/01/2014 to 12/31/2014	$33.62227	$34.66609	186,288
01/01/2015 to 12/31/2015	$34.66609	$34.51405	195,786
01/01/2016 to 12/31/2016	$34.51405	$36.52219	171,551
01/01/2017 to 12/31/2017	$36.52219	$45.82130	142,243
01/01/2018 to 12/31/2018	$45.82130	$40.13360	123,030

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Small-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$9.17198	$12.06704	124,179
01/01/2010 to 12/31/2010	$12.06704	$16.17360	260,929
01/01/2011 to 12/31/2011	$16.17360	$15.73532	118,967
01/01/2012 to 12/31/2012	$15.73532	$17.34188	165,254
01/01/2013 to 12/31/2013	$17.34188	$23.03153	236,534
01/01/2014 to 12/31/2014	$23.03153	$23.49266	202,822
01/01/2015 to 12/31/2015	$23.49266	$23.26285	176,556
01/01/2016 to 12/31/2016	$23.26285	$25.61690	149,980
01/01/2017 to 12/31/2017	$25.61690	$31.18938	143,451
01/01/2018 to 12/31/2018	$31.18938	$28.06548	101,407
AST Small-Cap Value Portfolio
01/01/2009 to 12/31/2009	$12.17853	$15.19615	346,090
01/01/2010 to 12/31/2010	$15.19615	$18.81140	370,330
01/01/2011 to 12/31/2011	$18.81140	$17.37801	308,621
01/01/2012 to 12/31/2012	$17.37801	$20.17416	230,213
01/01/2013 to 12/31/2013	$20.17416	$27.23459	221,981
01/01/2014 to 12/31/2014	$27.23459	$28.16759	202,133
01/01/2015 to 12/31/2015	$28.16759	$26.48183	259,454
01/01/2016 to 12/31/2016	$26.48183	$33.61805	242,656
01/01/2017 to 12/31/2017	$33.61805	$35.45812	225,326
01/01/2018 to 12/31/2018	$35.45812	$28.88615	198,835
AST T. Rowe Price Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$11.45688	$13.97352	3,003,586
01/01/2010 to 12/31/2010	$13.97352	$15.31268	3,463,609
01/01/2011 to 12/31/2011	$15.31268	$15.34357	2,695,482
01/01/2012 to 12/31/2012	$15.34357	$17.10929	3,129,497
01/01/2013 to 12/31/2013	$17.10929	$19.63957	3,355,844
01/01/2014 to 12/31/2014	$19.63957	$20.43046	3,188,704
01/01/2015 to 12/31/2015	$20.43046	$20.08131	3,663,572
01/01/2016 to 12/31/2016	$20.08131	$21.21916	3,400,347
01/01/2017 to 12/31/2017	$21.21916	$24.06103	3,533,446
01/01/2018 to 12/31/2018	$24.06103	$22.37848	2,969,586
AST T. Rowe Price Large-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$8.69687	$13.10516	634,431
01/01/2010 to 12/31/2010	$13.10516	$14.91170	621,392
01/01/2011 to 12/31/2011	$14.91170	$14.40278	510,390
01/01/2012 to 12/31/2012	$14.40278	$16.63850	618,330
01/01/2013 to 12/31/2013	$16.63850	$23.54463	659,574
01/01/2014 to 12/31/2014	$23.54463	$25.06310	663,743
01/01/2015 to 12/31/2015	$25.06310	$26.98428	604,358
01/01/2016 to 12/31/2016	$26.98428	$27.22845	492,792
01/01/2017 to 12/31/2017	$27.22845	$36.88909	463,047
01/01/2018 to 12/31/2018	$36.88909	$37.64132	348,611
AST T. Rowe Price Large-Cap Value Portfolio
01/01/2009 to 12/31/2009	$11.33587	$13.17114	292,701
01/01/2010 to 12/31/2010	$13.17114	$14.55081	285,605
01/01/2011 to 12/31/2011	$14.55081	$14.22615	245,098
01/01/2012 to 12/31/2012	$14.22615	$15.85005	280,404
01/01/2013 to 12/31/2013	$15.85005	$20.96545	214,589
01/01/2014 to 12/31/2014	$20.96545	$20.91949	156,711
01/01/2015 to 12/31/2015	$20.91949	$19.30705	139,425
01/01/2016 to 12/31/2016	$19.30705	$20.13234	137,737
01/01/2017 to 12/31/2017	$20.13234	$23.05522	141,739
01/01/2018 to 12/31/2018	$23.05522	$20.45014	124,021

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Natural Resources Portfolio
01/01/2009 to 12/31/2009	$17.60103	$25.82705	303,259
01/01/2010 to 12/31/2010	$25.82705	$30.56553	357,381
01/01/2011 to 12/31/2011	$30.56553	$25.55121	250,885
01/01/2012 to 12/31/2012	$25.55121	$26.01136	225,332
01/01/2013 to 12/31/2013	$26.01136	$29.48688	171,665
01/01/2014 to 12/31/2014	$29.48688	$26.54854	181,973
01/01/2015 to 12/31/2015	$26.54854	$21.06185	146,095
01/01/2016 to 12/31/2016	$21.06185	$25.78798	131,094
01/01/2017 to 12/31/2017	$25.78798	$27.94932	91,022
01/01/2018 to 12/31/2018	$27.94932	$22.88481	58,665
AST Templeton Global Bond Portfolio
01/01/2009 to 12/31/2009	$12.35144	$13.60559	510,891
01/01/2010 to 12/31/2010	$13.60559	$14.13536	404,389
01/01/2011 to 12/31/2011	$14.13536	$14.46120	331,623
01/01/2012 to 12/31/2012	$14.46120	$14.95031	336,636
01/01/2013 to 12/31/2013	$14.95031	$14.13730	282,751
01/01/2014 to 12/31/2014	$14.13730	$13.96722	264,758
01/01/2015 to 12/31/2015	$13.96722	$13.08906	365,212
01/01/2016 to 12/31/2016	$13.08906	$13.42092	330,342
01/01/2017 to 12/31/2017	$13.42092	$13.45584	328,437
01/01/2018 to 12/31/2018	$13.45584	$13.48335	257,699
AST WEDGE Capital Mid-Cap Value Portfolio
01/01/2009 to 12/31/2009	$10.83813	$14.78929	131,073
01/01/2010 to 12/31/2010	$14.78929	$17.96107	245,356
01/01/2011 to 12/31/2011	$17.96107	$17.03811	194,504
01/01/2012 to 12/31/2012	$17.03811	$19.82140	208,652
01/01/2013 to 12/31/2013	$19.82140	$25.78743	167,490
01/01/2014 to 12/31/2014	$25.78743	$29.12877	144,781
01/01/2015 to 12/31/2015	$29.12877	$26.72763	91,045
01/01/2016 to 12/31/2016	$26.72763	$29.93629	78,055
01/01/2017 to 12/31/2017	$29.93629	$34.86421	75,827
01/01/2018 to 12/31/2018	$34.86421	$28.59041	52,413
AST Wellington Management Hedged Equity Portfolio
01/01/2009 to 12/31/2009	$6.92967	$8.74433	627,433
01/01/2010 to 12/31/2010	$8.74433	$9.84876	494,408
01/01/2011 to 12/31/2011	$9.84876	$9.34222	549,724
01/01/2012 to 12/31/2012	$9.34222	$10.18879	573,378
01/01/2013 to 12/31/2013	$10.18879	$12.06299	1,015,167
01/01/2014 to 12/31/2014	$12.06299	$12.50429	870,202
01/01/2015 to 12/31/2015	$12.50429	$12.20777	795,843
01/01/2016 to 12/31/2016	$12.20777	$12.77729	715,823
01/01/2017 to 12/31/2017	$12.77729	$14.26080	594,553
01/01/2018 to 12/31/2018	$14.26080	$13.30971	424,779
AST Western Asset Core Plus Bond Portfolio
01/01/2009 to 12/31/2009	$9.29274	$10.19194	1,709,734
01/01/2010 to 12/31/2010	$10.19194	$10.79447	1,705,804
01/01/2011 to 12/31/2011	$10.79447	$11.24484	1,440,916
01/01/2012 to 12/31/2012	$11.24484	$11.91529	1,487,081
01/01/2013 to 12/31/2013	$11.91529	$11.53200	1,542,429
01/01/2014 to 12/31/2014	$11.53200	$12.14561	1,616,819
01/01/2015 to 12/31/2015	$12.14561	$12.08055	1,462,502
01/01/2016 to 12/31/2016	$12.08055	$12.48079	1,362,398
01/01/2017 to 12/31/2017	$12.48079	$13.03652	1,443,900
01/01/2018 to 12/31/2018	$13.03652	$12.51722	1,663,779

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Diversified Dividend Fund - Series I
04/29/2011* to 12/31/2011	$9.99295	$9.11548	22,541
01/01/2012 to 12/31/2012	$9.11548	$10.63260	19,661
01/01/2013 to 12/31/2013	$10.63260	$13.68889	19,004
01/01/2014 to 12/31/2014	$13.68889	$15.17470	15,796
01/01/2015 to 12/31/2015	$15.17470	$15.21723	13,055
01/01/2016 to 12/31/2016	$15.21723	$17.16652	10,497
01/01/2017 to 12/31/2017	$17.16652	$18.31331	11,898
01/01/2018 to 12/31/2018	$18.31331	$16.62830	8,908
Invesco V.I. Health Care Fund - Series I
formerly,Invesco V.I. Global Health Care Fund - Series I
01/01/2009 to 12/31/2009	$10.68993	$13.40964	22,802
01/01/2010 to 12/31/2010	$13.40964	$13.87243	21,332
01/01/2011 to 12/31/2011	$13.87243	$14.16855	20,251
01/01/2012 to 12/31/2012	$14.16855	$16.82915	13,718
01/01/2013 to 12/31/2013	$16.82915	$23.23838	21,230
01/01/2014 to 12/31/2014	$23.23838	$27.32266	22,948
01/01/2015 to 12/31/2015	$27.32266	$27.69355	9,230
01/01/2016 to 12/31/2016	$27.69355	$24.09151	6,781
01/01/2017 to 12/31/2017	$24.09151	$27.41752	6,249
01/01/2018 to 12/31/2018	$27.41752	$27.17861	4,454
Invesco V.I. Mid Cap Growth Portfolio, Series I
04/27/2012* to 12/31/2012	$10.04990	$9.75916	4,386
01/01/2013 to 12/31/2013	$9.75916	$13.13761	2,175
01/01/2014 to 12/31/2014	$13.13761	$13.94508	11,038
01/01/2015 to 12/31/2015	$13.94508	$13.86633	12,670
01/01/2016 to 12/31/2016	$13.86633	$13.72723	12,127
01/01/2017 to 12/31/2017	$13.72723	$16.52135	10,303
01/01/2018 to 12/31/2018	$16.52135	$15.32428	11,158
Invesco V.I. Technology Fund - Series I
01/01/2009 to 12/31/2009	$6.21579	$9.61246	13,037
01/01/2010 to 12/31/2010	$9.61246	$11.45649	11,371
01/01/2011 to 12/31/2011	$11.45649	$10.68746	5,242
01/01/2012 to 12/31/2012	$10.68746	$11.68435	4,697
01/01/2013 to 12/31/2013	$11.68435	$14.36647	5,557
01/01/2014 to 12/31/2014	$14.36647	$15.67495	8,562
01/01/2015 to 12/31/2015	$15.67495	$16.45022	8,708
01/01/2016 to 12/31/2016	$16.45022	$16.04096	3,922
01/01/2017 to 12/31/2017	$16.04096	$21.29847	13,138
01/01/2018 to 12/31/2018	$21.29847	$20.82854	9,224
NVIT Emerging Markets Fund Class D
08/05/2016* to 12/31/2016	$10.12643	$9.72540	9,863
01/01/2017 to 12/31/2017	$9.72540	$13.48264	7,544
01/01/2018 to 12/31/2018	$13.48264	$10.89969	6,561
ProFund VP Asia 30
01/01/2009 to 12/31/2009	$17.60560	$26.67293	25,211
01/01/2010 to 12/31/2010	$26.67293	$29.85082	22,663
01/01/2011 to 12/31/2011	$29.85082	$21.41119	21,123
01/01/2012 to 12/31/2012	$21.41119	$24.29137	4,204
01/01/2013 to 12/31/2013	$24.29137	$27.43964	2,273
01/01/2014 to 12/31/2014	$27.43964	$26.53645	701
01/01/2015 to 12/31/2015	$26.53645	$23.62645	456
01/01/2016 to 12/31/2016	$23.62645	$23.36267	10
01/01/2017 to 12/31/2017	$23.36267	$30.50222	13
01/01/2018 to 12/31/2018	$30.50222	$24.39300	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Banks
01/01/2009 to 12/31/2009	$5.86487	$5.51764	7,785
01/01/2010 to 12/31/2010	$5.51764	$5.87298	7,079
01/01/2011 to 12/31/2011	$5.87298	$4.22667	6,309
01/01/2012 to 12/31/2012	$4.22667	$5.53964	6,360
01/01/2013 to 12/31/2013	$5.53964	$7.26365	1,827
01/01/2014 to 12/31/2014	$7.26365	$7.87704	326
01/01/2015 to 12/31/2015	$7.87704	$7.70574	0
01/01/2016 to 12/31/2016	$7.70574	$9.33009	0
01/01/2017 to 12/31/2017	$9.33009	$10.80989	0
01/01/2018 to 12/31/2018	$10.80989	$8.71899	0
ProFund VP Basic Materials
01/01/2009 to 12/31/2009	$10.13296	$16.16527	23,669
01/01/2010 to 12/31/2010	$16.16527	$20.59907	21,160
01/01/2011 to 12/31/2011	$20.59907	$16.97013	18,100
01/01/2012 to 12/31/2012	$16.97013	$18.08737	6,411
01/01/2013 to 12/31/2013	$18.08737	$21.04646	2,448
01/01/2014 to 12/31/2014	$21.04646	$21.02677	1,682
01/01/2015 to 12/31/2015	$21.02677	$17.78243	224
01/01/2016 to 12/31/2016	$17.78243	$20.70285	13
01/01/2017 to 12/31/2017	$20.70285	$25.01154	16
01/01/2018 to 12/31/2018	$25.01154	$20.23226	0
ProFund VP Bear
01/01/2009 to 12/31/2009	$7.91795	$5.61125	96,637
01/01/2010 to 12/31/2010	$5.61125	$4.53174	69,378
01/01/2011 to 12/31/2011	$4.53174	$4.05699	26,138
01/01/2012 to 12/31/2012	$4.05699	$3.32429	13,812
01/01/2013 to 12/31/2013	$3.32429	$2.39892	25,213
01/01/2014 to 12/31/2014	$2.39892	$2.02108	17,297
01/01/2015 to 12/31/2015	$2.02108	$1.88795	0
01/01/2016 to 12/31/2016	$1.88795	$1.61283	0
01/01/2017 to 12/31/2017	$1.61283	$1.29987	0
01/01/2018 to 12/31/2018	$1.29987	$1.32881	0
ProFund VP Bull
01/01/2009 to 12/31/2009	$9.03360	$11.03613	22,173
01/01/2010 to 12/31/2010	$11.03613	$12.20692	23,934
01/01/2011 to 12/31/2011	$12.20692	$11.99384	12,535
01/01/2012 to 12/31/2012	$11.99384	$13.42013	6,695
01/01/2013 to 12/31/2013	$13.42013	$17.10885	4,119
01/01/2014 to 12/31/2014	$17.10885	$18.73727	1,402
01/01/2015 to 12/31/2015	$18.73727	$18.32507	0
01/01/2016 to 12/31/2016	$18.32507	$19.74465	0
01/01/2017 to 12/31/2017	$19.74465	$23.15254	0
01/01/2018 to 12/31/2018	$23.15254	$21.34685	0
ProFund VP Consumer Goods Portfolio
01/01/2009 to 12/31/2009	$10.20155	$12.18468	360
01/01/2010 to 12/31/2010	$12.18468	$14.05002	316
01/01/2011 to 12/31/2011	$14.05002	$14.76347	233
01/01/2012 to 12/31/2012	$14.76347	$16.07972	57
01/01/2013 to 12/31/2013	$16.07972	$20.29337	39
01/01/2014 to 12/31/2014	$20.29337	$21.97738	647
01/01/2015 to 12/31/2015	$21.97738	$22.49166	0
01/01/2016 to 12/31/2016	$22.49166	$22.88211	167
01/01/2017 to 12/31/2017	$22.88211	$25.86756	0
01/01/2018 to 12/31/2018	$25.86756	$21.65060	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Consumer Services
01/01/2009 to 12/31/2009	$7.73271	$9.93772	92
01/01/2010 to 12/31/2010	$9.93772	$11.85239	166
01/01/2011 to 12/31/2011	$11.85239	$12.28563	32
01/01/2012 to 12/31/2012	$12.28563	$14.73783	1,493
01/01/2013 to 12/31/2013	$14.73783	$20.25317	0
01/01/2014 to 12/31/2014	$20.25317	$22.37837	323
01/01/2015 to 12/31/2015	$22.37837	$23.01783	1,374
01/01/2016 to 12/31/2016	$23.01783	$23.56265	1,841
01/01/2017 to 12/31/2017	$23.56265	$27.40383	327
01/01/2018 to 12/31/2018	$27.40383	$27.08723	0
ProFund VP Europe 30
01/01/2009 to 12/31/2009	$11.27474	$14.65493	5,364
01/01/2010 to 12/31/2010	$14.65493	$14.77777	1,876
01/01/2011 to 12/31/2011	$14.77777	$13.22951	456
01/01/2012 to 12/31/2012	$13.22951	$15.15453	1,233
01/01/2013 to 12/31/2013	$15.15453	$18.11084	440
01/01/2014 to 12/31/2014	$18.11084	$16.25513	81
01/01/2015 to 12/31/2015	$16.25513	$14.23333	0
01/01/2016 to 12/31/2016	$14.23333	$15.07710	0
01/01/2017 to 12/31/2017	$15.07710	$17.73414	0
01/01/2018 to 12/31/2018	$17.73414	$14.96045	0
ProFund VP Financials
01/01/2009 to 12/31/2009	$6.15062	$6.94993	26,282
01/01/2010 to 12/31/2010	$6.94993	$7.57466	26,663
01/01/2011 to 12/31/2011	$7.57466	$6.41290	23,480
01/01/2012 to 12/31/2012	$6.41290	$7.85858	5,440
01/01/2013 to 12/31/2013	$7.85858	$10.19793	4,002
01/01/2014 to 12/31/2014	$10.19793	$11.31364	2,678
01/01/2015 to 12/31/2015	$11.31364	$10.94961	785
01/01/2016 to 12/31/2016	$10.94961	$12.40680	0
01/01/2017 to 12/31/2017	$12.40680	$14.40760	0
01/01/2018 to 12/31/2018	$14.40760	$12.67785	0
ProFund VP Health Care
01/01/2009 to 12/31/2009	$9.33960	$10.97061	5,261
01/01/2010 to 12/31/2010	$10.97061	$11.08520	5,691
01/01/2011 to 12/31/2011	$11.08520	$11.99287	4,980
01/01/2012 to 12/31/2012	$11.99287	$13.83337	4,688
01/01/2013 to 12/31/2013	$13.83337	$18.99507	4,534
01/01/2014 to 12/31/2014	$18.99507	$23.08564	8,286
01/01/2015 to 12/31/2015	$23.08564	$23.82099	58
01/01/2016 to 12/31/2016	$23.82099	$22.45658	0
01/01/2017 to 12/31/2017	$22.45658	$26.68011	0
01/01/2018 to 12/31/2018	$26.68011	$27.37326	0
ProFund VP Industrials
01/01/2009 to 12/31/2009	$10.14622	$12.37096	5,302
01/01/2010 to 12/31/2010	$12.37096	$15.04117	4,514
01/01/2011 to 12/31/2011	$15.04117	$14.51455	3,164
01/01/2012 to 12/31/2012	$14.51455	$16.51311	2,687
01/01/2013 to 12/31/2013	$16.51311	$22.42005	2,644
01/01/2014 to 12/31/2014	$22.42005	$23.25622	1,047
01/01/2015 to 12/31/2015	$23.25622	$22.06765	1,545
01/01/2016 to 12/31/2016	$22.06765	$25.48693	482
01/01/2017 to 12/31/2017	$25.48693	$30.65116	63
01/01/2018 to 12/31/2018	$30.65116	$26.26785	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Japan
01/01/2009 to 12/31/2009	$10.48326	$11.36362	21,327
01/01/2010 to 12/31/2010	$11.36362	$10.43536	21,933
01/01/2011 to 12/31/2011	$10.43536	$8.35209	23,927
01/01/2012 to 12/31/2012	$8.35209	$10.08875	1,350
01/01/2013 to 12/31/2013	$10.08875	$14.69362	226
01/01/2014 to 12/31/2014	$14.69362	$14.90215	199
01/01/2015 to 12/31/2015	$14.90215	$15.49180	0
01/01/2016 to 12/31/2016	$15.49180	$15.28426	0
01/01/2017 to 12/31/2017	$15.28426	$17.78857	0
01/01/2018 to 12/31/2018	$17.78857	$15.44203	0
ProFund VP Large-Cap Growth
01/01/2009 to 12/31/2009	$7.33870	$9.35422	12,554
01/01/2010 to 12/31/2010	$9.35422	$10.40231	4,421
01/01/2011 to 12/31/2011	$10.40231	$10.54040	21,868
01/01/2012 to 12/31/2012	$10.54040	$11.67257	20,676
01/01/2013 to 12/31/2013	$11.67257	$14.98522	13,894
01/01/2014 to 12/31/2014	$14.98522	$16.62635	8,123
01/01/2015 to 12/31/2015	$16.62635	$16.94903	2,603
01/01/2016 to 12/31/2016	$16.94903	$17.48824	0
01/01/2017 to 12/31/2017	$17.48824	$21.52894	0
01/01/2018 to 12/31/2018	$21.52894	$20.75672	0
ProFund VP Large-Cap Value
01/01/2009 to 12/31/2009	$7.04098	$8.26431	2,121
01/01/2010 to 12/31/2010	$8.26431	$9.16674	1,385
01/01/2011 to 12/31/2011	$9.16674	$8.89135	668
01/01/2012 to 12/31/2012	$8.89135	$10.08255	882
01/01/2013 to 12/31/2013	$10.08255	$12.86745	932
01/01/2014 to 12/31/2014	$12.86745	$13.96656	1,108
01/01/2015 to 12/31/2015	$13.96656	$13.07234	54
01/01/2016 to 12/31/2016	$13.07234	$14.82620	0
01/01/2017 to 12/31/2017	$14.82620	$16.52451	0
01/01/2018 to 12/31/2018	$16.52451	$14.50853	0
ProFund VP Mid-Cap Growth
01/01/2009 to 12/31/2009	$9.92271	$13.48462	4,433
01/01/2010 to 12/31/2010	$13.48462	$17.01377	6,911
01/01/2011 to 12/31/2011	$17.01377	$16.23283	4,330
01/01/2012 to 12/31/2012	$16.23283	$18.40127	7,406
01/01/2013 to 12/31/2013	$18.40127	$23.59816	6,163
01/01/2014 to 12/31/2014	$23.59816	$24.55111	2,982
01/01/2015 to 12/31/2015	$24.55111	$24.18983	7
01/01/2016 to 12/31/2016	$24.18983	$26.82778	0
01/01/2017 to 12/31/2017	$26.82778	$31.18514	0
01/01/2018 to 12/31/2018	$31.18514	$26.96654	0
ProFund VP Mid-Cap Value
01/01/2009 to 12/31/2009	$11.20399	$14.40637	2,633
01/01/2010 to 12/31/2010	$14.40637	$17.04911	3,219
01/01/2011 to 12/31/2011	$17.04911	$16.09389	1,916
01/01/2012 to 12/31/2012	$16.09389	$18.43097	2,006
01/01/2013 to 12/31/2013	$18.43097	$23.93202	2,174
01/01/2014 to 12/31/2014	$23.93202	$25.90805	2,018
01/01/2015 to 12/31/2015	$25.90805	$23.36112	2
01/01/2016 to 12/31/2016	$23.36112	$28.54036	0
01/01/2017 to 12/31/2017	$28.54036	$31.01702	0
01/01/2018 to 12/31/2018	$31.01702	$26.42151	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP NASDAQ-100
01/01/2009 to 12/31/2009	$9.58515	$14.31543	8,990
01/01/2010 to 12/31/2010	$14.31543	$16.63115	7,404
01/01/2011 to 12/31/2011	$16.63115	$16.57840	7,584
01/01/2012 to 12/31/2012	$16.57840	$18.93148	2,620
01/01/2013 to 12/31/2013	$18.93148	$24.97549	4,472
01/01/2014 to 12/31/2014	$24.97549	$28.71151	482
01/01/2015 to 12/31/2015	$28.71151	$30.31192	8
01/01/2016 to 12/31/2016	$30.31192	$31.34829	0
01/01/2017 to 12/31/2017	$31.34829	$40.15638	0
01/01/2018 to 12/31/2018	$40.15638	$38.71211	0
ProFund VP Oil & Gas
01/01/2009 to 12/31/2009	$19.04527	$21.61214	71,285
01/01/2010 to 12/31/2010	$21.61214	$25.00572	73,394
01/01/2011 to 12/31/2011	$25.00572	$25.12091	62,469
01/01/2012 to 12/31/2012	$25.12091	$25.39540	13,285
01/01/2013 to 12/31/2013	$25.39540	$30.95705	8,641
01/01/2014 to 12/31/2014	$30.95705	$27.10973	3,237
01/01/2015 to 12/31/2015	$27.10973	$20.40960	612
01/01/2016 to 12/31/2016	$20.40960	$24.90305	11
01/01/2017 to 12/31/2017	$24.90305	$23.69181	17
01/01/2018 to 12/31/2018	$23.69181	$18.56775	0
ProFund VP Pharmaceuticals
01/01/2009 to 12/31/2009	$7.37614	$8.47164	35,039
01/01/2010 to 12/31/2010	$8.47164	$8.36307	35,024
01/01/2011 to 12/31/2011	$8.36307	$9.54264	35,623
01/01/2012 to 12/31/2012	$9.54264	$10.48674	1,612
01/01/2013 to 12/31/2013	$10.48674	$13.56186	372
01/01/2014 to 12/31/2014	$13.56186	$15.90424	184
01/01/2015 to 12/31/2015	$15.90424	$16.32020	21
01/01/2016 to 12/31/2016	$16.32020	$15.43663	0
01/01/2017 to 12/31/2017	$15.43663	$16.73813	0
01/01/2018 to 12/31/2018	$16.73813	$15.42416	0
ProFund VP Precious Metals
01/01/2009 to 12/31/2009	$14.66127	$19.49318	80,657
01/01/2010 to 12/31/2010	$19.49318	$25.45907	83,168
01/01/2011 to 12/31/2011	$25.45907	$20.20784	75,683
01/01/2012 to 12/31/2012	$20.20784	$16.96527	20,936
01/01/2013 to 12/31/2013	$16.96527	$10.34326	22,736
01/01/2014 to 12/31/2014	$10.34326	$7.73673	6,067
01/01/2015 to 12/31/2015	$7.73673	$5.10395	1,031
01/01/2016 to 12/31/2016	$5.10395	$7.81411	27
01/01/2017 to 12/31/2017	$7.81411	$8.08298	49
01/01/2018 to 12/31/2018	$8.08298	$6.87113	0
ProFund VP Real Estate
01/01/2009 to 12/31/2009	$10.38393	$13.04841	5,051
01/01/2010 to 12/31/2010	$13.04841	$15.98568	4,607
01/01/2011 to 12/31/2011	$15.98568	$16.45248	5,127
01/01/2012 to 12/31/2012	$16.45248	$18.93975	3,399
01/01/2013 to 12/31/2013	$18.93975	$18.62543	2,329
01/01/2014 to 12/31/2014	$18.62543	$22.87761	1,379
01/01/2015 to 12/31/2015	$22.87761	$22.55007	312
01/01/2016 to 12/31/2016	$22.55007	$23.42490	11
01/01/2017 to 12/31/2017	$23.42490	$24.86877	16
01/01/2018 to 12/31/2018	$24.86877	$23.03924	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Rising Rates Opportunity
01/01/2009 to 12/31/2009	$4.44543	$5.77330	72,548
01/01/2010 to 12/31/2010	$5.77330	$4.76312	47,075
01/01/2011 to 12/31/2011	$4.76312	$2.92489	26,910
01/01/2012 to 12/31/2012	$2.92489	$2.67426	4,822
01/01/2013 to 12/31/2013	$2.67426	$3.06040	1,502
01/01/2014 to 12/31/2014	$3.06040	$2.09695	36
01/01/2015 to 12/31/2015	$2.09695	$2.02753	0
01/01/2016 to 12/31/2016	$2.02753	$1.88934	0
01/01/2017 to 12/31/2017	$1.88934	$1.63531	0
01/01/2018 to 12/31/2018	$1.63531	$1.67345	0
ProFund VP Short NASDAQ-100
01/01/2009 to 12/31/2009	$6.81655	$3.97400	130,657
01/01/2010 to 12/31/2010	$3.97400	$3.07726	123,241
01/01/2011 to 12/31/2011	$3.07726	$2.70677	118,552
01/01/2012 to 12/31/2012	$2.70677	$2.15946	45,794
01/01/2013 to 12/31/2013	$2.15946	$1.49783	2,386
01/01/2014 to 12/31/2014	$1.49783	$1.18642	2,117
01/01/2015 to 12/31/2015	$1.18642	$1.01362	924
01/01/2016 to 12/31/2016	$1.01362	$0.89571	0
01/01/2017 to 12/31/2017	$0.89571	$0.65786	0
01/01/2018 to 12/31/2018	$0.65786	$0.62756	0
ProFund VP Small-Cap Growth
01/01/2009 to 12/31/2009	$11.50117	$14.25704	20,571
01/01/2010 to 12/31/2010	$14.25704	$17.61113	23,091
01/01/2011 to 12/31/2011	$17.61113	$17.52508	19,854
01/01/2012 to 12/31/2012	$17.52508	$19.36694	1,693
01/01/2013 to 12/31/2013	$19.36694	$26.72042	1,452
01/01/2014 to 12/31/2014	$26.72042	$26.82328	1,501
01/01/2015 to 12/31/2015	$26.82328	$26.66296	6
01/01/2016 to 12/31/2016	$26.66296	$31.49834	0
01/01/2017 to 12/31/2017	$31.49834	$34.96231	0
01/01/2018 to 12/31/2018	$34.96231	$32.37268	0
ProFund VP Small-Cap Value
01/01/2009 to 12/31/2009	$11.59880	$13.72077	19,269
01/01/2010 to 12/31/2010	$13.72077	$16.46028	19,124
01/01/2011 to 12/31/2011	$16.46028	$15.50920	18,596
01/01/2012 to 12/31/2012	$15.50920	$17.69919	913
01/01/2013 to 12/31/2013	$17.69919	$23.94112	1,055
01/01/2014 to 12/31/2014	$23.94112	$24.88973	739
01/01/2015 to 12/31/2015	$24.88973	$22.42975	35
01/01/2016 to 12/31/2016	$22.42975	$28.38010	0
01/01/2017 to 12/31/2017	$28.38010	$30.59273	0
01/01/2018 to 12/31/2018	$30.59273	$25.78180	0
ProFund VP Telecommunications
01/01/2009 to 12/31/2009	$9.52053	$10.03864	5,648
01/01/2010 to 12/31/2010	$10.03864	$11.41029	7,128
01/01/2011 to 12/31/2011	$11.41029	$11.42037	4,717
01/01/2012 to 12/31/2012	$11.42037	$13.07343	4,414
01/01/2013 to 12/31/2013	$13.07343	$14.39490	1,264
01/01/2014 to 12/31/2014	$14.39490	$14.22303	780
01/01/2015 to 12/31/2015	$14.22303	$14.18675	24
01/01/2016 to 12/31/2016	$14.18675	$16.95795	0
01/01/2017 to 12/31/2017	$16.95795	$16.30820	0
01/01/2018 to 12/31/2018	$16.30820	$13.60122	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP U.S. Government Plus
01/01/2009 to 12/31/2009	$16.58856	$10.98208	13,454
01/01/2010 to 12/31/2010	$10.98208	$11.88014	11,600
01/01/2011 to 12/31/2011	$11.88014	$16.75224	11,666
01/01/2012 to 12/31/2012	$16.75224	$16.61870	9,366
01/01/2013 to 12/31/2013	$16.61870	$13.20697	8,007
01/01/2014 to 12/31/2014	$13.20697	$17.69813	2,867
01/01/2015 to 12/31/2015	$17.69813	$16.40741	1,684
01/01/2016 to 12/31/2016	$16.40741	$16.07153	0
01/01/2017 to 12/31/2017	$16.07153	$17.28924	0
01/01/2018 to 12/31/2018	$17.28924	$16.06392	0
ProFund VP UltraMid-Cap
01/01/2009 to 12/31/2009	$8.66391	$14.11219	18,142
01/01/2010 to 12/31/2010	$14.11219	$20.75343	20,846
01/01/2011 to 12/31/2011	$20.75343	$17.60775	3,403
01/01/2012 to 12/31/2012	$17.60775	$22.91968	4,909
01/01/2013 to 12/31/2013	$22.91968	$38.42006	1,950
01/01/2014 to 12/31/2014	$38.42006	$43.53914	330
01/01/2015 to 12/31/2015	$43.53914	$38.86335	0
01/01/2016 to 12/31/2016	$38.86335	$52.66174	0
01/01/2017 to 12/31/2017	$52.66174	$66.67527	0
01/01/2018 to 12/31/2018	$66.67527	$47.96624	0
ProFund VP Utilities
01/01/2009 to 12/31/2009	$15.17323	$16.50808	14,528
01/01/2010 to 12/31/2010	$16.50808	$17.18438	9,674
01/01/2011 to 12/31/2011	$17.18438	$19.84061	7,775
01/01/2012 to 12/31/2012	$19.84061	$19.52021	5,362
01/01/2013 to 12/31/2013	$19.52021	$21.73196	2,482
01/01/2014 to 12/31/2014	$21.73196	$26.87860	2,536
01/01/2015 to 12/31/2015	$26.87860	$24.71740	0
01/01/2016 to 12/31/2016	$24.71740	$27.94743	0
01/01/2017 to 12/31/2017	$27.94743	$30.38134	0
01/01/2018 to 12/31/2018	$30.38134	$30.70760	0
PSF SP International Growth Portfolio
formerly,Prudential SP International Growth Portfolio
01/01/2009 to 12/31/2009	$8.21137	$11.06463	19,932
01/01/2010 to 12/31/2010	$11.06463	$12.39391	11,182
01/01/2011 to 12/31/2011	$12.39391	$10.36103	557
01/01/2012 to 12/31/2012	$10.36103	$12.45935	451
01/01/2013 to 12/31/2013	$12.45935	$14.55106	121
01/01/2014 to 12/31/2014	$14.55106	$13.47935	12
01/01/2015 to 12/31/2015	$13.47935	$13.68929	0
01/01/2016 to 12/31/2016	$13.68929	$12.96849	0
01/01/2017 to 12/31/2017	$12.96849	$17.30569	0
01/01/2018 to 12/31/2018	$17.30569	$14.82293	0
Wells Fargo VT International Equity Fund - Class 1
07/16/2010* to 12/31/2010	$11.87354	$14.35045	30,964
01/01/2011 to 12/31/2011	$14.35045	$12.29637	35,489
01/01/2012 to 12/31/2012	$12.29637	$13.73358	36,307
01/01/2013 to 12/31/2013	$13.73358	$16.18366	19,432
01/01/2014 to 12/31/2014	$16.18366	$15.05763	7,726
01/01/2015 to 12/31/2015	$15.05763	$15.13370	14,858
01/01/2016 to 12/31/2016	$15.13370	$15.35346	4,499
01/01/2017 to 12/31/2017	$15.35346	$18.83547	9,490
01/01/2018 to 12/31/2018	$18.83547	$15.38428	1,966

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Wells Fargo VT Omega Growth Fund - Class 1
07/16/2010* to 12/31/2010	$15.38740	$19.39668	31,133
01/01/2011 to 12/31/2011	$19.39668	$18.03681	33,795
01/01/2012 to 12/31/2012	$18.03681	$21.39882	31,280
01/01/2013 to 12/31/2013	$21.39882	$29.47979	18,601
01/01/2014 to 12/31/2014	$29.47979	$30.14783	4,136
01/01/2015 to 12/31/2015	$30.14783	$30.10044	1,030
01/01/2016 to 12/31/2016	$30.10044	$29.80179	897
01/01/2017 to 12/31/2017	$29.80179	$39.51650	1,040
01/01/2018 to 12/31/2018	$39.51650	$39.02249	874
Wells Fargo VT Small Cap Growth Fund - Class 1
07/16/2010* to 12/31/2010	$9.59324	$12.24268	54,823
01/01/2011 to 12/31/2011	$12.24268	$11.50642	42,833
01/01/2012 to 12/31/2012	$11.50642	$12.22155	10,081
01/01/2013 to 12/31/2013	$12.22155	$18.07846	4,391
01/01/2014 to 12/31/2014	$18.07846	$17.46465	2,194
01/01/2015 to 12/31/2015	$17.46465	$16.70685	1,501
01/01/2016 to 12/31/2016	$16.70685	$17.74542	4,353
01/01/2017 to 12/31/2017	$17.74542	$21.99327	2,479
01/01/2018 to 12/31/2018	$21.99327	$21.92477	6,375
*Denotes the start date of these sub-accounts

ASAP III
Prudential Annuities Life Assurance Corporation
Statement of Additional Information
ACCUMULATION UNIT VALUES: With LT5 or with any one of EBP or HAV and GMWB or HAV and HD GRO/GRO Plus 2008 or EBP and HD
GRO/GRO Plus 2008 OR HD GRO 60 bps OR GRO Plus 2008 60 bps or HD5 (1.85%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ACCESS VP High Yield Fund
01/01/2009 to 12/31/2009	$10.96138	$12.57824	0
01/01/2010 to 12/31/2010	$12.57824	$14.36720	0
01/01/2011 to 12/31/2011	$14.36720	$14.48912	0
01/01/2012 to 12/31/2012	$14.48912	$16.22910	0
01/01/2013 to 12/31/2013	$16.22910	$17.52471	0
01/01/2014 to 12/31/2014	$17.52471	$17.60282	0
01/01/2015 to 12/31/2015	$17.60282	$17.30379	0
01/01/2016 to 12/31/2016	$17.30379	$18.51325	0
01/01/2017 to 12/31/2017	$18.51325	$19.04287	0
01/01/2018 to 12/31/2018	$19.04287	$18.57431	0
AST Academic Strategies Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$7.87924	$9.61726	14,794,354
01/01/2010 to 12/31/2010	$9.61726	$10.56882	15,127,648
01/01/2011 to 12/31/2011	$10.56882	$10.09768	11,901,852
01/01/2012 to 12/31/2012	$10.09768	$11.15609	11,108,019
01/01/2013 to 12/31/2013	$11.15609	$12.04186	7,943,759
01/01/2014 to 12/31/2014	$12.04186	$12.27041	3,674,693
01/01/2015 to 12/31/2015	$12.27041	$11.65570	889,656
01/01/2016 to 12/31/2016	$11.65570	$12.16546	206,949
01/01/2017 to 12/31/2017	$12.16546	$13.44371	96,189
01/01/2018 to 12/31/2018	$13.44371	$12.12029	0
AST Advanced Strategies Portfolio
01/01/2009 to 12/31/2009	$7.88019	$9.76085	4,378,002
01/01/2010 to 12/31/2010	$9.76085	$10.89342	4,899,226
01/01/2011 to 12/31/2011	$10.89342	$10.70424	4,280,524
01/01/2012 to 12/31/2012	$10.70424	$11.93988	4,397,587
01/01/2013 to 12/31/2013	$11.93988	$13.65932	3,754,363
01/01/2014 to 12/31/2014	$13.65932	$14.22549	2,190,417
01/01/2015 to 12/31/2015	$14.22549	$14.07453	634,266
01/01/2016 to 12/31/2016	$14.07453	$14.79647	105,302
01/01/2017 to 12/31/2017	$14.79647	$16.98177	30,615
01/01/2018 to 12/31/2018	$16.98177	$15.68490	0
AST AQR Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99847	$11.62116	918
01/01/2014 to 12/31/2014	$11.62116	$12.90832	976
01/01/2015 to 12/31/2015	$12.90832	$12.88832	803
01/01/2016 to 12/31/2016	$12.88832	$14.00445	357
01/01/2017 to 12/31/2017	$14.00445	$16.78879	0
01/01/2018 to 12/31/2018	$16.78879	$15.13624	0
AST Balanced Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$8.15006	$9.86293	6,209,054
01/01/2010 to 12/31/2010	$9.86293	$10.87257	7,706,029
01/01/2011 to 12/31/2011	$10.87257	$10.54211	5,222,464
01/01/2012 to 12/31/2012	$10.54211	$11.63765	5,167,344
01/01/2013 to 12/31/2013	$11.63765	$13.43814	3,533,050
01/01/2014 to 12/31/2014	$13.43814	$14.04975	2,151,523
01/01/2015 to 12/31/2015	$14.04975	$13.85543	931,606
01/01/2016 to 12/31/2016	$13.85543	$14.45626	264,781
01/01/2017 to 12/31/2017	$14.45626	$16.30459	74,068
01/01/2018 to 12/31/2018	$16.30459	$15.21180	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99847	$9.15446	126,149
01/01/2012 to 12/31/2012	$9.15446	$10.05366	219,419
01/01/2013 to 12/31/2013	$10.05366	$10.93859	237,504
01/01/2014 to 12/31/2014	$10.93859	$11.26169	119,817
01/01/2015 to 12/31/2015	$11.26169	$10.72168	52,192
01/01/2016 to 12/31/2016	$10.72168	$11.25622	10,086
01/01/2017 to 12/31/2017	$11.25622	$12.44194	1,297
01/01/2018 to 12/31/2018	$12.44194	$11.56585	0
AST BlackRock Low Duration Bond Portfolio
01/01/2009 to 12/31/2009	$10.61558	$11.48506	1,321,221
01/01/2010 to 12/31/2010	$11.48506	$11.71222	1,258,106
01/01/2011 to 12/31/2011	$11.71222	$11.75432	1,121,766
01/01/2012 to 12/31/2012	$11.75432	$12.07825	1,039,350
01/01/2013 to 12/31/2013	$12.07825	$11.59694	546,286
01/01/2014 to 12/31/2014	$11.59694	$11.37154	469,476
01/01/2015 to 12/31/2015	$11.37154	$11.21502	257,280
01/01/2016 to 12/31/2016	$11.21502	$11.18858	158,481
01/01/2017 to 12/31/2017	$11.18858	$11.16975	38,812
01/01/2018 to 12/31/2018	$11.16975	$11.04348	0
AST BlackRock/Loomis Sayles Bond Portfolio
01/01/2009 to 12/31/2009	$10.86360	$12.42482	1,800,202
01/01/2010 to 12/31/2010	$12.42482	$13.13628	2,140,005
01/01/2011 to 12/31/2011	$13.13628	$13.30337	1,714,104
01/01/2012 to 12/31/2012	$13.30337	$14.27408	1,880,647
01/01/2013 to 12/31/2013	$14.27408	$13.75261	1,376,603
01/01/2014 to 12/31/2014	$13.75261	$14.06933	835,491
01/01/2015 to 12/31/2015	$14.06933	$13.51792	306,436
01/01/2016 to 12/31/2016	$13.51792	$13.82942	163,949
01/01/2017 to 12/31/2017	$13.82942	$14.16625	77,982
01/01/2018 to 12/31/2018	$14.16625	$13.81096	0
AST Bond Portfolio 2018
01/01/2009 to 12/31/2009	$12.02914	$11.09225	110,416
01/01/2010 to 12/31/2010	$11.09225	$12.10485	73,860
01/01/2011 to 12/31/2011	$12.10485	$13.49472	4,655,561
01/01/2012 to 12/31/2012	$13.49472	$14.00188	2,865,223
01/01/2013 to 12/31/2013	$14.00188	$13.31086	846,912
01/01/2014 to 12/31/2014	$13.31086	$13.41248	327,820
01/01/2015 to 12/31/2015	$13.41248	$13.27103	229,427
01/01/2016 to 12/31/2016	$13.27103	$13.23568	195,751
01/01/2017 to 12/31/2017	$13.23568	$13.08392	73,395
01/01/2018 to 12/31/2018	$13.08392	$12.93810	0
AST Bond Portfolio 2019
01/01/2009 to 12/31/2009	$12.09783	$10.95959	58,861
01/01/2010 to 12/31/2010	$10.95959	$11.97899	56,178
01/01/2011 to 12/31/2011	$11.97899	$13.63571	15,267
01/01/2012 to 12/31/2012	$13.63571	$14.16728	1,235,635
01/01/2013 to 12/31/2013	$14.16728	$13.23337	515,575
01/01/2014 to 12/31/2014	$13.23337	$13.54241	184,661
01/01/2015 to 12/31/2015	$13.54241	$13.43415	180,118
01/01/2016 to 12/31/2016	$13.43415	$13.37681	133,972
01/01/2017 to 12/31/2017	$13.37681	$13.22989	5,886
01/01/2018 to 12/31/2018	$13.22989	$13.05705	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2020
01/02/2009* to 12/31/2009	$9.99898	$8.78441	4,316
01/01/2010 to 12/31/2010	$8.78441	$9.64318	440,131
01/01/2011 to 12/31/2011	$9.64318	$11.23271	72,154
01/01/2012 to 12/31/2012	$11.23271	$11.72132	16,821
01/01/2013 to 12/31/2013	$11.72132	$10.75489	2,336,108
01/01/2014 to 12/31/2014	$10.75489	$11.20608	1,378,619
01/01/2015 to 12/31/2015	$11.20608	$11.16667	1,074,450
01/01/2016 to 12/31/2016	$11.16667	$11.17489	659,855
01/01/2017 to 12/31/2017	$11.17489	$11.06579	130,210
01/01/2018 to 12/31/2018	$11.06579	$10.89145	0
AST Bond Portfolio 2021
01/04/2010* to 12/31/2010	$9.99795	$11.00274	453,795
01/01/2011 to 12/31/2011	$11.00274	$12.99183	5,310,943
01/01/2012 to 12/31/2012	$12.99183	$13.61745	2,079,498
01/01/2013 to 12/31/2013	$13.61745	$12.42992	252,178
01/01/2014 to 12/31/2014	$12.42992	$13.13705	1,558,574
01/01/2015 to 12/31/2015	$13.13705	$13.12392	1,218,787
01/01/2016 to 12/31/2016	$13.12392	$13.14353	703,288
01/01/2017 to 12/31/2017	$13.14353	$13.10482	182,983
01/01/2018 to 12/31/2018	$13.10482	$12.86981	0
AST Bond Portfolio 2022
01/03/2011* to 12/31/2011	$9.99847	$12.01446	2,646,536
01/01/2012 to 12/31/2012	$12.01446	$12.48143	3,217,282
01/01/2013 to 12/31/2013	$12.48143	$11.05667	288,484
01/01/2014 to 12/31/2014	$11.05667	$11.97731	111,159
01/01/2015 to 12/31/2015	$11.97731	$12.00211	1,159,534
01/01/2016 to 12/31/2016	$12.00211	$11.99568	987,821
01/01/2017 to 12/31/2017	$11.99568	$11.95905	101,922
01/01/2018 to 12/31/2018	$11.95905	$11.71931	0
AST Bond Portfolio 2023
01/03/2012* to 12/31/2012	$9.99796	$10.39368	1,214,423
01/01/2013 to 12/31/2013	$10.39368	$9.16094	4,560,276
01/01/2014 to 12/31/2014	$9.16094	$10.12611	1,524,553
01/01/2015 to 12/31/2015	$10.12611	$10.20788	43,571
01/01/2016 to 12/31/2016	$10.20788	$10.21087	280,078
01/01/2017 to 12/31/2017	$10.21087	$10.19235	18,298
01/01/2018 to 12/31/2018	$10.19235	$9.97645	0
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	$9.99898	$8.74508	4,004,611
01/01/2014 to 12/31/2014	$8.74508	$9.83571	2,674,972
01/01/2015 to 12/31/2015	$9.83571	$9.92791	6,086
01/01/2016 to 12/31/2016	$9.92791	$9.93038	279
01/01/2017 to 12/31/2017	$9.93038	$9.91111	108,333
01/01/2018 to 12/31/2018	$9.91111	$9.66416	0
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$9.99898	$11.29720	886,167
01/01/2015 to 12/31/2015	$11.29720	$11.30973	3,633,852
01/01/2016 to 12/31/2016	$11.30973	$11.37532	164,766
01/01/2017 to 12/31/2017	$11.37532	$11.36972	12,107
01/01/2018 to 12/31/2018	$11.36972	$11.07624	0
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$9.99898	$9.93280	2,403,427
01/01/2016 to 12/31/2016	$9.93280	$9.95186	2,065,387
01/01/2017 to 12/31/2017	$9.95186	$10.00472	102,551
01/01/2018 to 12/31/2018	$10.00472	$9.71653	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$9.99796	$9.87435	4,464,106
01/01/2017 to 12/31/2017	$9.87435	$9.95235	2,388,072
01/01/2018 to 12/31/2018	$9.95235	$9.64428	0
AST Bond Portfolio 2028
01/03/2017* to 12/31/2017	$9.99795	$10.03154	15,268
01/01/2018 to 12/31/2018	$10.03154	$9.64254	0
AST Bond Portfolio 2029
01/02/2018* to 12/31/2018	$9.99795	$9.65694	0
AST Capital Growth Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$7.67694	$9.44347	18,658,604
01/01/2010 to 12/31/2010	$9.44347	$10.50855	18,715,333
01/01/2011 to 12/31/2011	$10.50855	$10.06411	14,835,810
01/01/2012 to 12/31/2012	$10.06411	$11.23328	14,385,673
01/01/2013 to 12/31/2013	$11.23328	$13.52613	11,901,592
01/01/2014 to 12/31/2014	$13.52613	$14.20454	6,106,651
01/01/2015 to 12/31/2015	$14.20454	$14.01611	1,729,439
01/01/2016 to 12/31/2016	$14.01611	$14.69791	622,808
01/01/2017 to 12/31/2017	$14.69791	$17.00769	223,671
01/01/2018 to 12/31/2018	$17.00769	$15.65341	0
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99847	$11.64274	1,931
01/01/2014 to 12/31/2014	$11.64274	$12.98266	2,741
01/01/2015 to 12/31/2015	$12.98266	$12.28727	4,362
01/01/2016 to 12/31/2016	$12.28727	$13.85675	7,851
01/01/2017 to 12/31/2017	$13.85675	$16.10420	33
01/01/2018 to 12/31/2018	$16.10420	$15.05150	0
AST Cohen & Steers Realty Portfolio
01/01/2009 to 12/31/2009	$10.74912	$13.91872	23,630
01/01/2010 to 12/31/2010	$13.91872	$17.58099	59,296
01/01/2011 to 12/31/2011	$17.58099	$18.39348	26,201
01/01/2012 to 12/31/2012	$18.39348	$20.82344	45,742
01/01/2013 to 12/31/2013	$20.82344	$21.07847	48,382
01/01/2014 to 12/31/2014	$21.07847	$27.08427	31,242
01/01/2015 to 12/31/2015	$27.08427	$27.87101	16,449
01/01/2016 to 12/31/2016	$27.87101	$28.67390	11,116
01/01/2017 to 12/31/2017	$28.67390	$29.90252	1,256
01/01/2018 to 12/31/2018	$29.90252	$27.95087	0
AST Fidelity Institutional AM® Quantitative Portfolio
formerly,AST FI Pyramis® Quantitative Portfolio
01/01/2009 to 12/31/2009	$7.23656	$8.79680	4,729,236
01/01/2010 to 12/31/2010	$8.79680	$9.87426	5,826,958
01/01/2011 to 12/31/2011	$9.87426	$9.54609	4,285,293
01/01/2012 to 12/31/2012	$9.54609	$10.36564	4,417,787
01/01/2013 to 12/31/2013	$10.36564	$11.67560	3,513,413
01/01/2014 to 12/31/2014	$11.67560	$11.82076	1,807,204
01/01/2015 to 12/31/2015	$11.82076	$11.71708	507,671
01/01/2016 to 12/31/2016	$11.71708	$11.98993	121,047
01/01/2017 to 12/31/2017	$11.98993	$13.70727	43,782
01/01/2018 to 12/31/2018	$13.70727	$12.41044	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Global Real Estate Portfolio
01/01/2009 to 12/31/2009	$6.10786	$8.09912	22,410
01/01/2010 to 12/31/2010	$8.09912	$9.55512	31,505
01/01/2011 to 12/31/2011	$9.55512	$8.90605	14,460
01/01/2012 to 12/31/2012	$8.90605	$11.08411	17,468
01/01/2013 to 12/31/2013	$11.08411	$11.35201	8,746
01/01/2014 to 12/31/2014	$11.35201	$12.69339	14,402
01/01/2015 to 12/31/2015	$12.69339	$12.44745	10,211
01/01/2016 to 12/31/2016	$12.44745	$12.32707	6,570
01/01/2017 to 12/31/2017	$12.32707	$13.41686	2,203
01/01/2018 to 12/31/2018	$13.41686	$12.54711	0
AST Goldman Sachs Large-Cap Value Portfolio
01/01/2009 to 12/31/2009	$8.24039	$9.63994	2,254,807
01/01/2010 to 12/31/2010	$9.63994	$10.68096	2,137,260
01/01/2011 to 12/31/2011	$10.68096	$9.90515	1,953,170
01/01/2012 to 12/31/2012	$9.90515	$11.63372	1,642,179
01/01/2013 to 12/31/2013	$11.63372	$15.24859	295,405
01/01/2014 to 12/31/2014	$15.24859	$16.93202	167,975
01/01/2015 to 12/31/2015	$16.93202	$15.85076	89,851
01/01/2016 to 12/31/2016	$15.85076	$17.35381	24,742
01/01/2017 to 12/31/2017	$17.35381	$18.69377	5,093
01/01/2018 to 12/31/2018	$18.69377	$16.78165	0
AST Goldman Sachs Mid-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$8.76703	$13.51780	280,569
01/01/2010 to 12/31/2010	$13.51780	$15.89814	242,511
01/01/2011 to 12/31/2011	$15.89814	$15.13996	195,175
01/01/2012 to 12/31/2012	$15.13996	$17.77417	170,226
01/01/2013 to 12/31/2013	$17.77417	$23.06137	54,755
01/01/2014 to 12/31/2014	$23.06137	$25.24399	40,266
01/01/2015 to 12/31/2015	$25.24399	$23.36833	519,057
01/01/2016 to 12/31/2016	$23.36833	$23.31419	318,943
01/01/2017 to 12/31/2017	$23.31419	$29.08359	69,551
01/01/2018 to 12/31/2018	$29.08359	$27.30133	0
AST Goldman Sachs Multi-Asset Portfolio
01/01/2009 to 12/31/2009	$7.56392	$9.15997	411,134
01/01/2010 to 12/31/2010	$9.15997	$10.03325	643,653
01/01/2011 to 12/31/2011	$10.03325	$9.79805	535,690
01/01/2012 to 12/31/2012	$9.79805	$10.59063	624,553
01/01/2013 to 12/31/2013	$10.59063	$11.41551	401,262
01/01/2014 to 12/31/2014	$11.41551	$11.65716	342,882
01/01/2015 to 12/31/2015	$11.65716	$11.33743	204,301
01/01/2016 to 12/31/2016	$11.33743	$11.71308	120,194
01/01/2017 to 12/31/2017	$11.71308	$12.90920	38,413
01/01/2018 to 12/31/2018	$12.90920	$11.77485	0
AST Goldman Sachs Small-Cap Value Portfolio
05/01/2009* to 12/31/2009	$9.85636	$12.65384	33,745
01/01/2010 to 12/31/2010	$12.65384	$15.74444	58,425
01/01/2011 to 12/31/2011	$15.74444	$15.65481	29,836
01/01/2012 to 12/31/2012	$15.65481	$17.77556	42,834
01/01/2013 to 12/31/2013	$17.77556	$24.21836	191,320
01/01/2014 to 12/31/2014	$24.21836	$25.48134	299,574
01/01/2015 to 12/31/2015	$25.48134	$23.63574	233,482
01/01/2016 to 12/31/2016	$23.63574	$28.83976	138,920
01/01/2017 to 12/31/2017	$28.83976	$31.75785	17,491
01/01/2018 to 12/31/2018	$31.75785	$26.78350	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Government Money Market Portfolio
01/01/2009 to 12/31/2009	$10.58088	$10.41048	375,004
01/01/2010 to 12/31/2010	$10.41048	$10.22046	374,873
01/01/2011 to 12/31/2011	$10.22046	$10.03393	339,040
01/01/2012 to 12/31/2012	$10.03393	$9.84890	199,920
01/01/2013 to 12/31/2013	$9.84890	$9.66659	115,269
01/01/2014 to 12/31/2014	$9.66659	$9.48776	121,008
01/01/2015 to 12/31/2015	$9.48776	$9.31233	82,739
01/01/2016 to 12/31/2016	$9.31233	$9.14065	68,632
01/01/2017 to 12/31/2017	$9.14065	$9.00240	1,295
01/01/2018 to 12/31/2018	$9.00240	$8.94982	1
AST High Yield Portfolio
01/01/2009 to 12/31/2009	$8.95779	$11.91796	108,234
01/01/2010 to 12/31/2010	$11.91796	$13.27672	69,022
01/01/2011 to 12/31/2011	$13.27672	$13.44501	42,247
01/01/2012 to 12/31/2012	$13.44501	$15.02679	58,213
01/01/2013 to 12/31/2013	$15.02679	$15.80786	23,986
01/01/2014 to 12/31/2014	$15.80786	$15.91234	27,509
01/01/2015 to 12/31/2015	$15.91234	$15.06137	16,820
01/01/2016 to 12/31/2016	$15.06137	$17.05948	14,347
01/01/2017 to 12/31/2017	$17.05948	$17.99570	7,165
01/01/2018 to 12/31/2018	$17.99570	$17.31015	0
AST Hotchkis & Wiley Large-Cap Value Portfolio
01/01/2009 to 12/31/2009	$7.86695	$9.22202	746,645
01/01/2010 to 12/31/2010	$9.22202	$10.24253	718,321
01/01/2011 to 12/31/2011	$10.24253	$9.63274	631,842
01/01/2012 to 12/31/2012	$9.63274	$11.05083	613,446
01/01/2013 to 12/31/2013	$11.05083	$15.16985	478,199
01/01/2014 to 12/31/2014	$15.16985	$16.93592	255,819
01/01/2015 to 12/31/2015	$16.93592	$15.32000	52,056
01/01/2016 to 12/31/2016	$15.32000	$18.02745	8,194
01/01/2017 to 12/31/2017	$18.02745	$21.09092	351
01/01/2018 to 12/31/2018	$21.09092	$17.76924	0
AST International Growth Portfolio
01/01/2009 to 12/31/2009	$9.33001	$12.38899	1,161,321
01/01/2010 to 12/31/2010	$12.38899	$13.92282	1,089,969
01/01/2011 to 12/31/2011	$13.92282	$11.89940	1,027,651
01/01/2012 to 12/31/2012	$11.89940	$14.05756	880,186
01/01/2013 to 12/31/2013	$14.05756	$16.42685	242,847
01/01/2014 to 12/31/2014	$16.42685	$15.23228	134,938
01/01/2015 to 12/31/2015	$15.23228	$15.42116	38,384
01/01/2016 to 12/31/2016	$15.42116	$14.56463	9,215
01/01/2017 to 12/31/2017	$14.56463	$19.36037	3,435
01/01/2018 to 12/31/2018	$19.36037	$16.46729	0
AST International Value Portfolio
01/01/2009 to 12/31/2009	$11.36343	$14.55478	259,924
01/01/2010 to 12/31/2010	$14.55478	$15.86882	262,760
01/01/2011 to 12/31/2011	$15.86882	$13.62099	228,014
01/01/2012 to 12/31/2012	$13.62099	$15.59812	225,732
01/01/2013 to 12/31/2013	$15.59812	$18.28999	187,217
01/01/2014 to 12/31/2014	$18.28999	$16.74818	110,416
01/01/2015 to 12/31/2015	$16.74818	$16.57263	31,299
01/01/2016 to 12/31/2016	$16.57263	$16.36118	8,439
01/01/2017 to 12/31/2017	$16.36118	$19.72286	1,694
01/01/2018 to 12/31/2018	$19.72286	$16.23256	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST J.P. Morgan Global Thematic Portfolio
01/01/2009 to 12/31/2009	$6.92842	$8.61369	444,050
01/01/2010 to 12/31/2010	$8.61369	$9.62249	802,608
01/01/2011 to 12/31/2011	$9.62249	$9.39096	613,866
01/01/2012 to 12/31/2012	$9.39096	$10.46900	655,467
01/01/2013 to 12/31/2013	$10.46900	$11.94836	450,930
01/01/2014 to 12/31/2014	$11.94836	$12.47375	347,680
01/01/2015 to 12/31/2015	$12.47375	$12.11478	223,964
01/01/2016 to 12/31/2016	$12.11478	$12.51147	113,067
01/01/2017 to 12/31/2017	$12.51147	$14.36285	107,250
01/01/2018 to 12/31/2018	$14.36285	$13.05664	0
AST J.P. Morgan International Equity Portfolio
01/01/2009 to 12/31/2009	$10.08132	$13.44525	109,013
01/01/2010 to 12/31/2010	$13.44525	$14.14283	107,431
01/01/2011 to 12/31/2011	$14.14283	$12.61127	79,386
01/01/2012 to 12/31/2012	$12.61127	$15.08961	66,422
01/01/2013 to 12/31/2013	$15.08961	$17.08544	26,306
01/01/2014 to 12/31/2014	$17.08544	$15.70200	29,556
01/01/2015 to 12/31/2015	$15.70200	$14.98074	18,979
01/01/2016 to 12/31/2016	$14.98074	$14.98815	18,819
01/01/2017 to 12/31/2017	$14.98815	$19.07101	3,807
01/01/2018 to 12/31/2018	$19.07101	$15.44668	0
AST J.P. Morgan Strategic Opportunities Portfolio
01/01/2009 to 12/31/2009	$10.48516	$12.55727	1,536,036
01/01/2010 to 12/31/2010	$12.55727	$13.22714	1,508,072
01/01/2011 to 12/31/2011	$13.22714	$13.01312	1,164,185
01/01/2012 to 12/31/2012	$13.01312	$14.14124	1,132,700
01/01/2013 to 12/31/2013	$14.14124	$15.41086	840,710
01/01/2014 to 12/31/2014	$15.41086	$15.94992	597,414
01/01/2015 to 12/31/2015	$15.94992	$15.62627	194,031
01/01/2016 to 12/31/2016	$15.62627	$15.92659	26,802
01/01/2017 to 12/31/2017	$15.92659	$17.53085	3,005
01/01/2018 to 12/31/2018	$17.53085	$16.32286	0
AST Jennison Large-Cap Growth Portfolio
11/16/2009* to 12/31/2009	$10.08385	$10.28784	854
01/01/2010 to 12/31/2010	$10.28784	$11.24027	8,199
01/01/2011 to 12/31/2011	$11.24027	$11.10571	3,894
01/01/2012 to 12/31/2012	$11.10571	$12.55535	4,572
01/01/2013 to 12/31/2013	$12.55535	$16.82041	3,529
01/01/2014 to 12/31/2014	$16.82041	$18.07832	4,096
01/01/2015 to 12/31/2015	$18.07832	$19.63075	4,485
01/01/2016 to 12/31/2016	$19.63075	$18.98622	5,175
01/01/2017 to 12/31/2017	$18.98622	$25.31322	1,833
01/01/2018 to 12/31/2018	$25.31322	$24.44210	0
AST Loomis Sayles Large-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$8.05744	$10.26187	2,845,484
01/01/2010 to 12/31/2010	$10.26187	$12.06173	2,609,411
01/01/2011 to 12/31/2011	$12.06173	$11.73070	2,214,643
01/01/2012 to 12/31/2012	$11.73070	$12.92562	1,955,243
01/01/2013 to 12/31/2013	$12.92562	$17.33123	662,422
01/01/2014 to 12/31/2014	$17.33123	$18.81197	448,445
01/01/2015 to 12/31/2015	$18.81197	$20.32369	196,069
01/01/2016 to 12/31/2016	$20.32369	$21.06091	74,290
01/01/2017 to 12/31/2017	$21.06091	$27.49210	39,996
01/01/2018 to 12/31/2018	$27.49210	$26.25553	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST MFS Global Equity Portfolio
01/01/2009 to 12/31/2009	$11.20142	$14.45820	28,345
01/01/2010 to 12/31/2010	$14.45820	$15.90036	36,241
01/01/2011 to 12/31/2011	$15.90036	$15.11772	19,089
01/01/2012 to 12/31/2012	$15.11772	$18.26189	21,115
01/01/2013 to 12/31/2013	$18.26189	$22.87721	591,099
01/01/2014 to 12/31/2014	$22.87721	$23.26921	789,382
01/01/2015 to 12/31/2015	$23.26921	$22.50406	594,543
01/01/2016 to 12/31/2016	$22.50406	$23.65946	358,003
01/01/2017 to 12/31/2017	$23.65946	$28.75942	67,045
01/01/2018 to 12/31/2018	$28.75942	$25.52813	0
AST MFS Growth Portfolio
01/01/2009 to 12/31/2009	$8.80077	$10.73737	358,825
01/01/2010 to 12/31/2010	$10.73737	$11.88611	359,591
01/01/2011 to 12/31/2011	$11.88611	$11.59715	331,705
01/01/2012 to 12/31/2012	$11.59715	$13.32699	336,214
01/01/2013 to 12/31/2013	$13.32699	$17.88188	221,691
01/01/2014 to 12/31/2014	$17.88188	$19.07975	125,846
01/01/2015 to 12/31/2015	$19.07975	$20.08050	44,184
01/01/2016 to 12/31/2016	$20.08050	$20.08643	3,432
01/01/2017 to 12/31/2017	$20.08643	$25.77020	1,920
01/01/2018 to 12/31/2018	$25.77020	$25.83465	0
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99847	$10.18909	0
01/01/2013 to 12/31/2013	$10.18909	$13.45134	3,011
01/01/2014 to 12/31/2014	$13.45134	$14.55151	2,952
01/01/2015 to 12/31/2015	$14.55151	$14.17897	1,342
01/01/2016 to 12/31/2016	$14.17897	$15.78852	6,657
01/01/2017 to 12/31/2017	$15.78852	$18.18441	547
01/01/2018 to 12/31/2018	$18.18441	$16.03465	0
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/01/2009 to 12/31/2009	$8.97404	$12.38796	355,454
01/01/2010 to 12/31/2010	$12.38796	$15.00846	340,623
01/01/2011 to 12/31/2011	$15.00846	$14.36515	266,534
01/01/2012 to 12/31/2012	$14.36515	$16.51404	231,581
01/01/2013 to 12/31/2013	$16.51404	$23.01761	56,323
01/01/2014 to 12/31/2014	$23.01761	$25.81114	39,998
01/01/2015 to 12/31/2015	$25.81114	$23.90557	20,546
01/01/2016 to 12/31/2016	$23.90557	$27.74182	19,684
01/01/2017 to 12/31/2017	$27.74182	$30.98464	4,152
01/01/2018 to 12/31/2018	$30.98464	$25.40806	0
AST New Discovery Asset Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99847	$10.30949	308,646
01/01/2013 to 12/31/2013	$10.30949	$12.03277	314,369
01/01/2014 to 12/31/2014	$12.03277	$12.41705	194,616
01/01/2015 to 12/31/2015	$12.41705	$12.03601	91,667
01/01/2016 to 12/31/2016	$12.03601	$12.32430	13,373
01/01/2017 to 12/31/2017	$12.32430	$14.09197	2,896
01/01/2018 to 12/31/2018	$14.09197	$12.68548	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Parametric Emerging Markets Equity Portfolio
01/01/2009 to 12/31/2009	$5.56877	$9.10124	84,703
01/01/2010 to 12/31/2010	$9.10124	$10.92237	118,785
01/01/2011 to 12/31/2011	$10.92237	$8.54726	50,504
01/01/2012 to 12/31/2012	$8.54726	$9.89301	58,549
01/01/2013 to 12/31/2013	$9.89301	$9.73169	35,593
01/01/2014 to 12/31/2014	$9.73169	$9.10428	50,723
01/01/2015 to 12/31/2015	$9.10428	$7.44112	37,848
01/01/2016 to 12/31/2016	$7.44112	$8.20657	27,321
01/01/2017 to 12/31/2017	$8.20657	$10.17987	20,842
01/01/2018 to 12/31/2018	$10.17987	$8.58718	0
AST Preservation Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$8.96680	$10.56440	5,249,566
01/01/2010 to 12/31/2010	$10.56440	$11.46517	6,387,398
01/01/2011 to 12/31/2011	$11.46517	$11.36551	5,312,189
01/01/2012 to 12/31/2012	$11.36551	$12.31225	5,409,797
01/01/2013 to 12/31/2013	$12.31225	$13.19771	3,379,408
01/01/2014 to 12/31/2014	$13.19771	$13.70165	2,049,485
01/01/2015 to 12/31/2015	$13.70165	$13.46744	852,146
01/01/2016 to 12/31/2016	$13.46744	$13.94915	150,323
01/01/2017 to 12/31/2017	$13.94915	$15.07868	94,382
01/01/2018 to 12/31/2018	$15.07868	$14.37799	0
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.01839	$10.06713	6,719
01/01/2012 to 12/31/2012	$10.06713	$10.58327	15,885
01/01/2013 to 12/31/2013	$10.58327	$10.14726	6,729
01/01/2014 to 12/31/2014	$10.14726	$10.56308	4,557
01/01/2015 to 12/31/2015	$10.56308	$10.33987	10,026
01/01/2016 to 12/31/2016	$10.33987	$10.57616	2,816
01/01/2017 to 12/31/2017	$10.57616	$10.96966	1,524
01/01/2018 to 12/31/2018	$10.96966	$10.67812	0
AST Prudential Growth Allocation Portfolio
01/01/2009 to 12/31/2009	$6.65900	$8.23357	5,204,497
01/01/2010 to 12/31/2010	$8.23357	$9.61832	5,616,589
01/01/2011 to 12/31/2011	$9.61832	$8.85400	4,397,642
01/01/2012 to 12/31/2012	$8.85400	$9.81282	4,436,742
01/01/2013 to 12/31/2013	$9.81282	$11.27108	3,476,443
01/01/2014 to 12/31/2014	$11.27108	$12.08015	2,128,766
01/01/2015 to 12/31/2015	$12.08015	$11.78405	1,263,634
01/01/2016 to 12/31/2016	$11.78405	$12.73410	436,106
01/01/2017 to 12/31/2017	$12.73410	$14.51111	762,305
01/01/2018 to 12/31/2018	$14.51111	$13.15947	0
AST QMA Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99847	$11.66071	0
01/01/2014 to 12/31/2014	$11.66071	$13.18947	449
01/01/2015 to 12/31/2015	$13.18947	$13.14523	0
01/01/2016 to 12/31/2016	$13.14523	$14.30319	0
01/01/2017 to 12/31/2017	$14.30319	$17.04539	0
01/01/2018 to 12/31/2018	$17.04539	$15.53191	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST QMA US Equity Alpha Portfolio
01/01/2009 to 12/31/2009	$7.71985	$9.23047	8,465
01/01/2010 to 12/31/2010	$9.23047	$10.42320	21,911
01/01/2011 to 12/31/2011	$10.42320	$10.58434	10,406
01/01/2012 to 12/31/2012	$10.58434	$12.34167	25,171
01/01/2013 to 12/31/2013	$12.34167	$16.04152	4,391
01/01/2014 to 12/31/2014	$16.04152	$18.45493	20,284
01/01/2015 to 12/31/2015	$18.45493	$18.67119	7,899
01/01/2016 to 12/31/2016	$18.67119	$21.04733	5,289
01/01/2017 to 12/31/2017	$21.04733	$25.25592	17,342
01/01/2018 to 12/31/2018	$25.25592	$22.74949	0
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99847	$8.88788	4,963
01/01/2012 to 12/31/2012	$8.88788	$9.87102	13,850
01/01/2013 to 12/31/2013	$9.87102	$11.85852	12,317
01/01/2014 to 12/31/2014	$11.85852	$12.39583	6,410
01/01/2015 to 12/31/2015	$12.39583	$12.18483	4,761
01/01/2016 to 12/31/2016	$12.18483	$12.71606	0
01/01/2017 to 12/31/2017	$12.71606	$14.75180	0
01/01/2018 to 12/31/2018	$14.75180	$13.53232	0
AST RCM World Trends Portfolio
01/01/2009 to 12/31/2009	$7.13644	$8.64266	851,958
01/01/2010 to 12/31/2010	$8.64266	$9.49383	1,130,970
01/01/2011 to 12/31/2011	$9.49383	$9.14919	846,216
01/01/2012 to 12/31/2012	$9.14919	$9.90308	895,359
01/01/2013 to 12/31/2013	$9.90308	$10.92900	599,342
01/01/2014 to 12/31/2014	$10.92900	$11.27808	507,652
01/01/2015 to 12/31/2015	$11.27808	$11.05106	332,062
01/01/2016 to 12/31/2016	$11.05106	$11.36939	89,399
01/01/2017 to 12/31/2017	$11.36939	$12.97111	43,422
01/01/2018 to 12/31/2018	$12.97111	$11.72380	0
AST Small-Cap Growth Opportunities Portfolio
01/01/2009 to 12/31/2009	$9.08364	$11.82762	553,070
01/01/2010 to 12/31/2010	$11.82762	$15.38714	518,785
01/01/2011 to 12/31/2011	$15.38714	$13.12254	452,643
01/01/2012 to 12/31/2012	$13.12254	$15.46481	393,728
01/01/2013 to 12/31/2013	$15.46481	$21.37357	144,315
01/01/2014 to 12/31/2014	$21.37357	$22.01465	86,738
01/01/2015 to 12/31/2015	$22.01465	$21.89581	30,303
01/01/2016 to 12/31/2016	$21.89581	$23.14626	12,362
01/01/2017 to 12/31/2017	$23.14626	$29.01025	1,404
01/01/2018 to 12/31/2018	$29.01025	$25.38323	0
AST Small-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$6.94411	$9.12664	179,179
01/01/2010 to 12/31/2010	$9.12664	$12.22015	205,878
01/01/2011 to 12/31/2011	$12.22015	$11.87693	134,536
01/01/2012 to 12/31/2012	$11.87693	$13.07626	129,577
01/01/2013 to 12/31/2013	$13.07626	$17.34869	93,745
01/01/2014 to 12/31/2014	$17.34869	$17.67801	66,248
01/01/2015 to 12/31/2015	$17.67801	$17.48733	33,060
01/01/2016 to 12/31/2016	$17.48733	$19.23730	8,915
01/01/2017 to 12/31/2017	$19.23730	$23.39822	3,146
01/01/2018 to 12/31/2018	$23.39822	$21.03312	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Small-Cap Value Portfolio
01/01/2009 to 12/31/2009	$9.62032	$11.99181	681,633
01/01/2010 to 12/31/2010	$11.99181	$14.82975	624,893
01/01/2011 to 12/31/2011	$14.82975	$13.68581	542,049
01/01/2012 to 12/31/2012	$13.68581	$15.87163	480,770
01/01/2013 to 12/31/2013	$15.87163	$21.40453	176,886
01/01/2014 to 12/31/2014	$21.40453	$22.11532	95,964
01/01/2015 to 12/31/2015	$22.11532	$20.77062	30,799
01/01/2016 to 12/31/2016	$20.77062	$26.34102	15,865
01/01/2017 to 12/31/2017	$26.34102	$27.75449	554
01/01/2018 to 12/31/2018	$27.75449	$22.58716	0
AST T. Rowe Price Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$9.84452	$11.99491	1,871,440
01/01/2010 to 12/31/2010	$11.99491	$13.13107	2,559,977
01/01/2011 to 12/31/2011	$13.13107	$13.14417	2,067,769
01/01/2012 to 12/31/2012	$13.14417	$14.64179	2,452,046
01/01/2013 to 12/31/2013	$14.64179	$16.79004	1,980,229
01/01/2014 to 12/31/2014	$16.79004	$17.44835	1,534,724
01/01/2015 to 12/31/2015	$17.44835	$17.13268	696,062
01/01/2016 to 12/31/2016	$17.13268	$18.08507	246,058
01/01/2017 to 12/31/2017	$18.08507	$20.48641	211,564
01/01/2018 to 12/31/2018	$20.48641	$19.03435	0
AST T. Rowe Price Large-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$7.82372	$11.77747	944,726
01/01/2010 to 12/31/2010	$11.77747	$13.38725	825,379
01/01/2011 to 12/31/2011	$13.38725	$12.91717	683,116
01/01/2012 to 12/31/2012	$12.91717	$14.90702	615,360
01/01/2013 to 12/31/2013	$14.90702	$21.07294	886,699
01/01/2014 to 12/31/2014	$21.07294	$22.40916	741,733
01/01/2015 to 12/31/2015	$22.40916	$24.10245	408,258
01/01/2016 to 12/31/2016	$24.10245	$24.29598	214,286
01/01/2017 to 12/31/2017	$24.29598	$32.88266	28,205
01/01/2018 to 12/31/2018	$32.88266	$33.51879	0
AST T. Rowe Price Large-Cap Value Portfolio
01/01/2009 to 12/31/2009	$9.67858	$11.23415	136,919
01/01/2010 to 12/31/2010	$11.23415	$12.39842	171,930
01/01/2011 to 12/31/2011	$12.39842	$12.10946	139,136
01/01/2012 to 12/31/2012	$12.10946	$13.47799	138,208
01/01/2013 to 12/31/2013	$13.47799	$17.80972	131,938
01/01/2014 to 12/31/2014	$17.80972	$17.75258	90,143
01/01/2015 to 12/31/2015	$17.75258	$16.36757	53,246
01/01/2016 to 12/31/2016	$16.36757	$17.05006	23,195
01/01/2017 to 12/31/2017	$17.05006	$19.50561	4,114
01/01/2018 to 12/31/2018	$19.50561	$17.28395	0
AST T. Rowe Price Natural Resources Portfolio
01/01/2009 to 12/31/2009	$14.37254	$21.06813	73,392
01/01/2010 to 12/31/2010	$21.06813	$24.90806	86,259
01/01/2011 to 12/31/2011	$24.90806	$20.80065	34,549
01/01/2012 to 12/31/2012	$20.80065	$21.15369	36,706
01/01/2013 to 12/31/2013	$21.15369	$23.95580	23,168
01/01/2014 to 12/31/2014	$23.95580	$21.54664	21,938
01/01/2015 to 12/31/2015	$21.54664	$17.07634	15,296
01/01/2016 to 12/31/2016	$17.07634	$20.88692	12,998
01/01/2017 to 12/31/2017	$20.88692	$22.61453	2,373
01/01/2018 to 12/31/2018	$22.61453	$18.49778	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Templeton Global Bond Portfolio
01/01/2009 to 12/31/2009	$11.11487	$12.23103	436,052
01/01/2010 to 12/31/2010	$12.23103	$12.69437	433,698
01/01/2011 to 12/31/2011	$12.69437	$12.97377	347,478
01/01/2012 to 12/31/2012	$12.97377	$13.39878	337,850
01/01/2013 to 12/31/2013	$13.39878	$12.65728	40,799
01/01/2014 to 12/31/2014	$12.65728	$12.49236	27,559
01/01/2015 to 12/31/2015	$12.49236	$11.69500	23,148
01/01/2016 to 12/31/2016	$11.69500	$11.97924	21,693
01/01/2017 to 12/31/2017	$11.97924	$11.99821	5,063
01/01/2018 to 12/31/2018	$11.99821	$12.01035	0
AST WEDGE Capital Mid-Cap Value Portfolio
01/01/2009 to 12/31/2009	$8.67427	$11.82450	59,964
01/01/2010 to 12/31/2010	$11.82450	$14.34574	114,238
01/01/2011 to 12/31/2011	$14.34574	$13.59472	60,443
01/01/2012 to 12/31/2012	$13.59472	$15.79938	67,697
01/01/2013 to 12/31/2013	$15.79938	$20.53394	44,851
01/01/2014 to 12/31/2014	$20.53394	$23.17101	34,252
01/01/2015 to 12/31/2015	$23.17101	$21.23948	16,962
01/01/2016 to 12/31/2016	$21.23948	$23.76517	7,496
01/01/2017 to 12/31/2017	$23.76517	$27.64926	2,291
01/01/2018 to 12/31/2018	$27.64926	$22.65046	0
AST Wellington Management Hedged Equity Portfolio
01/01/2009 to 12/31/2009	$6.90794	$8.70790	242,509
01/01/2010 to 12/31/2010	$8.70790	$9.79779	233,987
01/01/2011 to 12/31/2011	$9.79779	$9.28444	144,693
01/01/2012 to 12/31/2012	$9.28444	$10.11559	204,669
01/01/2013 to 12/31/2013	$10.11559	$11.96406	216,871
01/01/2014 to 12/31/2014	$11.96406	$12.38906	226,380
01/01/2015 to 12/31/2015	$12.38906	$12.08288	121,522
01/01/2016 to 12/31/2016	$12.08288	$12.63368	43,500
01/01/2017 to 12/31/2017	$12.63368	$14.08621	16,657
01/01/2018 to 12/31/2018	$14.08621	$13.13341	0
AST Western Asset Core Plus Bond Portfolio
01/01/2009 to 12/31/2009	$9.28201	$10.16986	625,127
01/01/2010 to 12/31/2010	$10.16986	$10.76014	759,002
01/01/2011 to 12/31/2011	$10.76014	$11.19771	654,564
01/01/2012 to 12/31/2012	$11.19771	$11.85336	676,627
01/01/2013 to 12/31/2013	$11.85336	$11.46036	1,496,187
01/01/2014 to 12/31/2014	$11.46036	$12.05795	1,570,120
01/01/2015 to 12/31/2015	$12.05795	$11.98123	1,047,515
01/01/2016 to 12/31/2016	$11.98123	$12.36563	529,983
01/01/2017 to 12/31/2017	$12.36563	$12.90317	137,506
01/01/2018 to 12/31/2018	$12.90317	$12.37644	0
Invesco V.I. Diversified Dividend Fund - Series I
04/29/2011* to 12/31/2011	$9.99292	$9.10930	8,730
01/01/2012 to 12/31/2012	$9.10930	$10.61460	23,384
01/01/2013 to 12/31/2013	$10.61460	$13.65170	6,144
01/01/2014 to 12/31/2014	$13.65170	$15.11795	6,924
01/01/2015 to 12/31/2015	$15.11795	$15.14490	5,302
01/01/2016 to 12/31/2016	$15.14490	$17.06753	4,871
01/01/2017 to 12/31/2017	$17.06753	$18.18915	32
01/01/2018 to 12/31/2018	$18.18915	$16.49874	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Health Care Fund - Series I
formerly,Invesco V.I. Global Health Care Fund - Series I
01/01/2009 to 12/31/2009	$9.67028	$12.11817	11,306
01/01/2010 to 12/31/2010	$12.11817	$12.52368	12,014
01/01/2011 to 12/31/2011	$12.52368	$12.77798	4,455
01/01/2012 to 12/31/2012	$12.77798	$15.16212	3,847
01/01/2013 to 12/31/2013	$15.16212	$20.91515	2,638
01/01/2014 to 12/31/2014	$20.91515	$24.56612	2,789
01/01/2015 to 12/31/2015	$24.56612	$24.87422	1,220
01/01/2016 to 12/31/2016	$24.87422	$21.61693	614
01/01/2017 to 12/31/2017	$21.61693	$24.57627	0
01/01/2018 to 12/31/2018	$24.57627	$24.33719	0
Invesco V.I. Mid Cap Growth Portfolio, Series I
04/27/2012* to 12/31/2012	$10.04987	$9.75244	6,134
01/01/2013 to 12/31/2013	$9.75244	$13.11516	4,764
01/01/2014 to 12/31/2014	$13.11516	$13.90704	4,801
01/01/2015 to 12/31/2015	$13.90704	$13.81425	3,123
01/01/2016 to 12/31/2016	$13.81425	$13.66186	1,650
01/01/2017 to 12/31/2017	$13.66186	$16.42601	0
01/01/2018 to 12/31/2018	$16.42601	$15.22023	0
Invesco V.I. Technology Fund - Series I
01/01/2009 to 12/31/2009	$6.21253	$9.59762	0
01/01/2010 to 12/31/2010	$9.59762	$11.42724	0
01/01/2011 to 12/31/2011	$11.42724	$10.64929	0
01/01/2012 to 12/31/2012	$10.64929	$11.63078	0
01/01/2013 to 12/31/2013	$11.63078	$14.28601	0
01/01/2014 to 12/31/2014	$14.28601	$15.57131	0
01/01/2015 to 12/31/2015	$15.57131	$16.32475	0
01/01/2016 to 12/31/2016	$16.32475	$15.90232	0
01/01/2017 to 12/31/2017	$15.90232	$21.09302	0
01/01/2018 to 12/31/2018	$21.09302	$20.60653	0
NVIT Emerging Markets Fund Class D
08/05/2016* to 12/31/2016	$10.12641	$9.72148	3,748
01/01/2017 to 12/31/2017	$9.72148	$13.46366	0
01/01/2018 to 12/31/2018	$13.46366	$10.87318	0
ProFund VP Asia 30
01/01/2009 to 12/31/2009	$11.43237	$17.30271	3,666
01/01/2010 to 12/31/2010	$17.30271	$19.34454	1,810
01/01/2011 to 12/31/2011	$19.34454	$13.86124	0
01/01/2012 to 12/31/2012	$13.86124	$15.70976	0
01/01/2013 to 12/31/2013	$15.70976	$17.72772	0
01/01/2014 to 12/31/2014	$17.72772	$17.12681	0
01/01/2015 to 12/31/2015	$17.12681	$15.23303	0
01/01/2016 to 12/31/2016	$15.23303	$15.04773	0
01/01/2017 to 12/31/2017	$15.04773	$19.62640	0
01/01/2018 to 12/31/2018	$19.62640	$15.67942	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Banks
01/01/2009 to 12/31/2009	$4.80410	$4.51510	6,759
01/01/2010 to 12/31/2010	$4.51510	$4.80102	2,650
01/01/2011 to 12/31/2011	$4.80102	$3.45158	2,650
01/01/2012 to 12/31/2012	$3.45158	$4.51930	0
01/01/2013 to 12/31/2013	$4.51930	$5.91972	0
01/01/2014 to 12/31/2014	$5.91972	$6.41317	0
01/01/2015 to 12/31/2015	$6.41317	$6.26726	0
01/01/2016 to 12/31/2016	$6.26726	$7.58066	0
01/01/2017 to 12/31/2017	$7.58066	$8.77411	0
01/01/2018 to 12/31/2018	$8.77411	$7.06971	0
ProFund VP Basic Materials
01/01/2009 to 12/31/2009	$8.71041	$13.88175	4,873
01/01/2010 to 12/31/2010	$13.88175	$17.67129	2,017
01/01/2011 to 12/31/2011	$17.67129	$14.54338	846
01/01/2012 to 12/31/2012	$14.54338	$15.48500	166
01/01/2013 to 12/31/2013	$15.48500	$18.00002	165
01/01/2014 to 12/31/2014	$18.00002	$17.96485	127
01/01/2015 to 12/31/2015	$17.96485	$15.17751	0
01/01/2016 to 12/31/2016	$15.17751	$17.65217	0
01/01/2017 to 12/31/2017	$17.65217	$21.30430	0
01/01/2018 to 12/31/2018	$21.30430	$17.21584	0
ProFund VP Bear
01/01/2009 to 12/31/2009	$9.76010	$6.90977	1,459
01/01/2010 to 12/31/2010	$6.90977	$5.57474	2,823
01/01/2011 to 12/31/2011	$5.57474	$4.98570	2,544
01/01/2012 to 12/31/2012	$4.98570	$4.08114	0
01/01/2013 to 12/31/2013	$4.08114	$2.94204	0
01/01/2014 to 12/31/2014	$2.94204	$2.47621	0
01/01/2015 to 12/31/2015	$2.47621	$2.31073	0
01/01/2016 to 12/31/2016	$2.31073	$1.97205	0
01/01/2017 to 12/31/2017	$1.97205	$1.58788	0
01/01/2018 to 12/31/2018	$1.58788	$1.62156	0
ProFund VP Bull
01/01/2009 to 12/31/2009	$7.90758	$9.65064	1,122
01/01/2010 to 12/31/2010	$9.65064	$10.66359	1,124
01/01/2011 to 12/31/2011	$10.66359	$10.46675	128
01/01/2012 to 12/31/2012	$10.46675	$11.69945	1,293
01/01/2013 to 12/31/2013	$11.69945	$14.90001	0
01/01/2014 to 12/31/2014	$14.90001	$16.30157	0
01/01/2015 to 12/31/2015	$16.30157	$15.92675	0
01/01/2016 to 12/31/2016	$15.92675	$17.14313	0
01/01/2017 to 12/31/2017	$17.14313	$20.08166	0
01/01/2018 to 12/31/2018	$20.08166	$18.49654	0
ProFund VP Consumer Goods Portfolio
01/01/2009 to 12/31/2009	$9.40667	$11.22376	2,034
01/01/2010 to 12/31/2010	$11.22376	$12.92884	12,383
01/01/2011 to 12/31/2011	$12.92884	$13.57167	1,959
01/01/2012 to 12/31/2012	$13.57167	$14.76655	483
01/01/2013 to 12/31/2013	$14.76655	$18.61712	1,048
01/01/2014 to 12/31/2014	$18.61712	$20.14158	485
01/01/2015 to 12/31/2015	$20.14158	$20.59201	0
01/01/2016 to 12/31/2016	$20.59201	$20.92824	0
01/01/2017 to 12/31/2017	$20.92824	$23.63476	0
01/01/2018 to 12/31/2018	$23.63476	$19.76153	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Consumer Services
01/01/2009 to 12/31/2009	$6.70349	$8.60625	439
01/01/2010 to 12/31/2010	$8.60625	$10.25389	1,778
01/01/2011 to 12/31/2011	$10.25389	$10.61803	638
01/01/2012 to 12/31/2012	$10.61803	$12.72433	867
01/01/2013 to 12/31/2013	$12.72433	$17.46830	992
01/01/2014 to 12/31/2014	$17.46830	$19.28157	0
01/01/2015 to 12/31/2015	$19.28157	$19.81235	0
01/01/2016 to 12/31/2016	$19.81235	$20.26068	0
01/01/2017 to 12/31/2017	$20.26068	$23.53974	0
01/01/2018 to 12/31/2018	$23.53974	$23.24401	0
ProFund VP Europe 30
01/01/2009 to 12/31/2009	$9.41765	$12.22851	5,798
01/01/2010 to 12/31/2010	$12.22851	$12.31844	3,273
01/01/2011 to 12/31/2011	$12.31844	$11.01658	1,330
01/01/2012 to 12/31/2012	$11.01658	$12.60680	202
01/01/2013 to 12/31/2013	$12.60680	$15.05081	0
01/01/2014 to 12/31/2014	$15.05081	$13.49500	0
01/01/2015 to 12/31/2015	$13.49500	$11.80441	0
01/01/2016 to 12/31/2016	$11.80441	$12.49137	0
01/01/2017 to 12/31/2017	$12.49137	$14.67771	0
01/01/2018 to 12/31/2018	$14.67771	$12.36936	0
ProFund VP Financials
01/01/2009 to 12/31/2009	$5.12795	$5.78834	5,676
01/01/2010 to 12/31/2010	$5.78834	$6.30219	2,278
01/01/2011 to 12/31/2011	$6.30219	$5.33009	2,292
01/01/2012 to 12/31/2012	$5.33009	$6.52508	22
01/01/2013 to 12/31/2013	$6.52508	$8.45879	10
01/01/2014 to 12/31/2014	$8.45879	$9.37468	419
01/01/2015 to 12/31/2015	$9.37468	$9.06367	0
01/01/2016 to 12/31/2016	$9.06367	$10.25937	0
01/01/2017 to 12/31/2017	$10.25937	$11.90186	0
01/01/2018 to 12/31/2018	$11.90186	$10.46225	0
ProFund VP Health Care
01/01/2009 to 12/31/2009	$8.94616	$10.49782	3,940
01/01/2010 to 12/31/2010	$10.49782	$10.59668	1,682
01/01/2011 to 12/31/2011	$10.59668	$11.45275	1,829
01/01/2012 to 12/31/2012	$11.45275	$13.19706	812
01/01/2013 to 12/31/2013	$13.19706	$18.10285	1,976
01/01/2014 to 12/31/2014	$18.10285	$21.97892	3,168
01/01/2015 to 12/31/2015	$21.97892	$22.65600	0
01/01/2016 to 12/31/2016	$22.65600	$21.33660	0
01/01/2017 to 12/31/2017	$21.33660	$25.32377	0
01/01/2018 to 12/31/2018	$25.32377	$25.95511	0
ProFund VP Industrials
01/01/2009 to 12/31/2009	$8.56769	$10.43563	314
01/01/2010 to 12/31/2010	$10.43563	$12.67518	1,399
01/01/2011 to 12/31/2011	$12.67518	$12.21898	0
01/01/2012 to 12/31/2012	$12.21898	$13.88731	160
01/01/2013 to 12/31/2013	$13.88731	$18.83571	203
01/01/2014 to 12/31/2014	$18.83571	$19.51829	0
01/01/2015 to 12/31/2015	$19.51829	$18.50187	0
01/01/2016 to 12/31/2016	$18.50187	$21.34685	0
01/01/2017 to 12/31/2017	$21.34685	$25.64620	0
01/01/2018 to 12/31/2018	$25.64620	$21.95611	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Japan
01/01/2009 to 12/31/2009	$8.07877	$8.74835	461
01/01/2010 to 12/31/2010	$8.74835	$8.02552	0
01/01/2011 to 12/31/2011	$8.02552	$6.41681	0
01/01/2012 to 12/31/2012	$6.41681	$7.74307	302
01/01/2013 to 12/31/2013	$7.74307	$11.26588	0
01/01/2014 to 12/31/2014	$11.26588	$11.41420	0
01/01/2015 to 12/31/2015	$11.41420	$11.85384	0
01/01/2016 to 12/31/2016	$11.85384	$11.68306	0
01/01/2017 to 12/31/2017	$11.68306	$13.58346	0
01/01/2018 to 12/31/2018	$13.58346	$11.77964	0
ProFund VP Large-Cap Growth
01/01/2009 to 12/31/2009	$7.30792	$9.30538	51,110
01/01/2010 to 12/31/2010	$9.30538	$10.33745	3,631
01/01/2011 to 12/31/2011	$10.33745	$10.46413	3,531
01/01/2012 to 12/31/2012	$10.46413	$11.57644	35
01/01/2013 to 12/31/2013	$11.57644	$14.84666	52
01/01/2014 to 12/31/2014	$14.84666	$16.45582	124
01/01/2015 to 12/31/2015	$16.45582	$16.75816	30
01/01/2016 to 12/31/2016	$16.75816	$17.27384	0
01/01/2017 to 12/31/2017	$17.27384	$21.24342	0
01/01/2018 to 12/31/2018	$21.24342	$20.46053	0
ProFund VP Large-Cap Value
01/01/2009 to 12/31/2009	$7.01158	$8.22159	2,926
01/01/2010 to 12/31/2010	$8.22159	$9.10998	2,941
01/01/2011 to 12/31/2011	$9.10998	$8.82728	2,775
01/01/2012 to 12/31/2012	$8.82728	$9.99967	0
01/01/2013 to 12/31/2013	$9.99967	$12.74869	0
01/01/2014 to 12/31/2014	$12.74869	$13.82349	0
01/01/2015 to 12/31/2015	$13.82349	$12.92522	0
01/01/2016 to 12/31/2016	$12.92522	$14.64441	0
01/01/2017 to 12/31/2017	$14.64441	$16.30537	0
01/01/2018 to 12/31/2018	$16.30537	$14.30152	0
ProFund VP Mid-Cap Growth
01/01/2009 to 12/31/2009	$8.20097	$11.13350	3,723
01/01/2010 to 12/31/2010	$11.13350	$14.03298	7,062
01/01/2011 to 12/31/2011	$14.03298	$13.37525	677
01/01/2012 to 12/31/2012	$13.37525	$15.14661	0
01/01/2013 to 12/31/2013	$15.14661	$19.40449	0
01/01/2014 to 12/31/2014	$19.40449	$20.16754	0
01/01/2015 to 12/31/2015	$20.16754	$19.85061	0
01/01/2016 to 12/31/2016	$19.85061	$21.99301	0
01/01/2017 to 12/31/2017	$21.99301	$25.53912	0
01/01/2018 to 12/31/2018	$25.53912	$22.06178	0
ProFund VP Mid-Cap Value
01/01/2009 to 12/31/2009	$8.94745	$11.49308	1,560
01/01/2010 to 12/31/2010	$11.49308	$13.58751	1,743
01/01/2011 to 12/31/2011	$13.58751	$12.81320	0
01/01/2012 to 12/31/2012	$12.81320	$14.65882	162
01/01/2013 to 12/31/2013	$14.65882	$19.01468	0
01/01/2014 to 12/31/2014	$19.01468	$20.56377	0
01/01/2015 to 12/31/2015	$20.56377	$18.52330	0
01/01/2016 to 12/31/2016	$18.52330	$22.60690	0
01/01/2017 to 12/31/2017	$22.60690	$24.54373	0
01/01/2018 to 12/31/2018	$24.54373	$20.88587	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP NASDAQ-100
01/01/2009 to 12/31/2009	$7.27654	$10.85641	5,317
01/01/2010 to 12/31/2010	$10.85641	$12.59974	1,805
01/01/2011 to 12/31/2011	$12.59974	$12.54703	762
01/01/2012 to 12/31/2012	$12.54703	$14.31338	0
01/01/2013 to 12/31/2013	$14.31338	$18.86380	0
01/01/2014 to 12/31/2014	$18.86380	$21.66345	0
01/01/2015 to 12/31/2015	$21.66345	$22.84781	0
01/01/2016 to 12/31/2016	$22.84781	$23.60500	0
01/01/2017 to 12/31/2017	$23.60500	$30.20661	0
01/01/2018 to 12/31/2018	$30.20661	$29.09040	0
ProFund VP Oil & Gas
01/01/2009 to 12/31/2009	$17.02750	$19.30267	1,625
01/01/2010 to 12/31/2010	$19.30267	$22.31087	1,964
01/01/2011 to 12/31/2011	$22.31087	$22.39081	1,410
01/01/2012 to 12/31/2012	$22.39081	$22.61240	827
01/01/2013 to 12/31/2013	$22.61240	$27.53658	796
01/01/2014 to 12/31/2014	$27.53658	$24.08975	116
01/01/2015 to 12/31/2015	$24.08975	$18.11755	0
01/01/2016 to 12/31/2016	$18.11755	$22.08399	0
01/01/2017 to 12/31/2017	$22.08399	$20.98854	0
01/01/2018 to 12/31/2018	$20.98854	$16.43235	0
ProFund VP Pharmaceuticals
01/01/2009 to 12/31/2009	$7.82088	$8.97316	3,828
01/01/2010 to 12/31/2010	$8.97316	$8.84916	401
01/01/2011 to 12/31/2011	$8.84916	$10.08702	213
01/01/2012 to 12/31/2012	$10.08702	$11.07364	0
01/01/2013 to 12/31/2013	$11.07364	$14.30633	0
01/01/2014 to 12/31/2014	$14.30633	$16.76021	0
01/01/2015 to 12/31/2015	$16.76021	$17.18106	0
01/01/2016 to 12/31/2016	$17.18106	$16.23440	0
01/01/2017 to 12/31/2017	$16.23440	$17.58529	0
01/01/2018 to 12/31/2018	$17.58529	$16.18834	0
ProFund VP Precious Metals
01/01/2009 to 12/31/2009	$10.90937	$14.49012	1,562
01/01/2010 to 12/31/2010	$14.49012	$18.90557	2,072
01/01/2011 to 12/31/2011	$18.90557	$14.99075	95
01/01/2012 to 12/31/2012	$14.99075	$12.57250	88
01/01/2013 to 12/31/2013	$12.57250	$7.65734	87
01/01/2014 to 12/31/2014	$7.65734	$5.72185	0
01/01/2015 to 12/31/2015	$5.72185	$3.77086	0
01/01/2016 to 12/31/2016	$3.77086	$5.76720	0
01/01/2017 to 12/31/2017	$5.76720	$5.95965	0
01/01/2018 to 12/31/2018	$5.95965	$5.06093	0
ProFund VP Real Estate
01/01/2009 to 12/31/2009	$8.13531	$10.21229	2,460
01/01/2010 to 12/31/2010	$10.21229	$12.49846	2
01/01/2011 to 12/31/2011	$12.49846	$12.85040	792
01/01/2012 to 12/31/2012	$12.85040	$14.77804	7
01/01/2013 to 12/31/2013	$14.77804	$14.51808	0
01/01/2014 to 12/31/2014	$14.51808	$17.81456	225
01/01/2015 to 12/31/2015	$17.81456	$17.54169	0
01/01/2016 to 12/31/2016	$17.54169	$18.20369	0
01/01/2017 to 12/31/2017	$18.20369	$19.30614	0
01/01/2018 to 12/31/2018	$19.30614	$17.86754	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Rising Rates Opportunity
01/01/2009 to 12/31/2009	$4.62208	$5.99661	27
01/01/2010 to 12/31/2010	$5.99661	$4.94242	1,041
01/01/2011 to 12/31/2011	$4.94242	$3.03188	323
01/01/2012 to 12/31/2012	$3.03188	$2.76925	0
01/01/2013 to 12/31/2013	$2.76925	$3.16580	0
01/01/2014 to 12/31/2014	$3.16580	$2.16694	0
01/01/2015 to 12/31/2015	$2.16694	$2.09310	0
01/01/2016 to 12/31/2016	$2.09310	$1.94843	0
01/01/2017 to 12/31/2017	$1.94843	$1.68478	0
01/01/2018 to 12/31/2018	$1.68478	$1.72224	0
ProFund VP Short NASDAQ-100
01/01/2009 to 12/31/2009	$10.01987	$5.83561	0
01/01/2010 to 12/31/2010	$5.83561	$4.51416	0
01/01/2011 to 12/31/2011	$4.51416	$3.96668	0
01/01/2012 to 12/31/2012	$3.96668	$3.16135	0
01/01/2013 to 12/31/2013	$3.16135	$2.19040	0
01/01/2014 to 12/31/2014	$2.19040	$1.73320	0
01/01/2015 to 12/31/2015	$1.73320	$1.47927	0
01/01/2016 to 12/31/2016	$1.47927	$1.30588	0
01/01/2017 to 12/31/2017	$1.30588	$0.95818	0
01/01/2018 to 12/31/2018	$0.95818	$0.91319	0
ProFund VP Small-Cap Growth
01/01/2009 to 12/31/2009	$9.14553	$11.32537	3,522
01/01/2010 to 12/31/2010	$11.32537	$13.97556	3,696
01/01/2011 to 12/31/2011	$13.97556	$13.89315	857
01/01/2012 to 12/31/2012	$13.89315	$15.33762	0
01/01/2013 to 12/31/2013	$15.33762	$21.13969	751
01/01/2014 to 12/31/2014	$21.13969	$21.19943	152
01/01/2015 to 12/31/2015	$21.19943	$21.05125	0
01/01/2016 to 12/31/2016	$21.05125	$24.84374	0
01/01/2017 to 12/31/2017	$24.84374	$27.54785	0
01/01/2018 to 12/31/2018	$27.54785	$25.48123	0
ProFund VP Small-Cap Value
01/01/2009 to 12/31/2009	$9.17553	$10.84313	527
01/01/2010 to 12/31/2010	$10.84313	$12.99494	292
01/01/2011 to 12/31/2011	$12.99494	$12.23169	0
01/01/2012 to 12/31/2012	$12.23169	$13.94461	0
01/01/2013 to 12/31/2013	$13.94461	$18.84327	0
01/01/2014 to 12/31/2014	$18.84327	$19.56996	0
01/01/2015 to 12/31/2015	$19.56996	$17.61779	0
01/01/2016 to 12/31/2016	$17.61779	$22.26889	0
01/01/2017 to 12/31/2017	$22.26889	$23.98074	0
01/01/2018 to 12/31/2018	$23.98074	$20.18897	0
ProFund VP Telecommunications
01/01/2009 to 12/31/2009	$10.41865	$10.97451	0
01/01/2010 to 12/31/2010	$10.97451	$12.46125	3,004
01/01/2011 to 12/31/2011	$12.46125	$12.45962	631
01/01/2012 to 12/31/2012	$12.45962	$14.24858	1,052
01/01/2013 to 12/31/2013	$14.24858	$15.67286	0
01/01/2014 to 12/31/2014	$15.67286	$15.46991	0
01/01/2015 to 12/31/2015	$15.46991	$15.41472	0
01/01/2016 to 12/31/2016	$15.41472	$18.40707	0
01/01/2017 to 12/31/2017	$18.40707	$17.68386	0
01/01/2018 to 12/31/2018	$17.68386	$14.73347	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP U.S. Government Plus
01/01/2009 to 12/31/2009	$17.28108	$11.42886	684
01/01/2010 to 12/31/2010	$11.42886	$12.35084	228
01/01/2011 to 12/31/2011	$12.35084	$17.39843	100
01/01/2012 to 12/31/2012	$17.39843	$17.24215	0
01/01/2013 to 12/31/2013	$17.24215	$13.68865	0
01/01/2014 to 12/31/2014	$13.68865	$18.32503	0
01/01/2015 to 12/31/2015	$18.32503	$16.97126	0
01/01/2016 to 12/31/2016	$16.97126	$16.60691	0
01/01/2017 to 12/31/2017	$16.60691	$17.84706	0
01/01/2018 to 12/31/2018	$17.84706	$16.56527	0
ProFund VP UltraMid-Cap
01/01/2009 to 12/31/2009	$5.80861	$9.45179	7,553
01/01/2010 to 12/31/2010	$9.45179	$13.88555	6,107
01/01/2011 to 12/31/2011	$13.88555	$11.76881	575
01/01/2012 to 12/31/2012	$11.76881	$15.30353	335
01/01/2013 to 12/31/2013	$15.30353	$25.62716	0
01/01/2014 to 12/31/2014	$25.62716	$29.01214	0
01/01/2015 to 12/31/2015	$29.01214	$25.87014	0
01/01/2016 to 12/31/2016	$25.87014	$35.01974	0
01/01/2017 to 12/31/2017	$35.01974	$44.29363	0
01/01/2018 to 12/31/2018	$44.29363	$31.83222	0
ProFund VP Utilities
01/01/2009 to 12/31/2009	$12.61914	$13.71538	2,517
01/01/2010 to 12/31/2010	$13.71538	$14.26271	2,073
01/01/2011 to 12/31/2011	$14.26271	$16.45055	1,294
01/01/2012 to 12/31/2012	$16.45055	$16.16836	772
01/01/2013 to 12/31/2013	$16.16836	$17.98194	1,328
01/01/2014 to 12/31/2014	$17.98194	$22.21778	2,511
01/01/2015 to 12/31/2015	$22.21778	$20.41059	128
01/01/2016 to 12/31/2016	$20.41059	$23.05437	0
01/01/2017 to 12/31/2017	$23.05437	$25.03665	0
01/01/2018 to 12/31/2018	$25.03665	$25.27972	0
PSF SP International Growth Portfolio
formerly,Prudential SP International Growth Portfolio
01/01/2009 to 12/31/2009	$8.17746	$11.00782	2,161
01/01/2010 to 12/31/2010	$11.00782	$12.31783	2,506
01/01/2011 to 12/31/2011	$12.31783	$10.28701	533
01/01/2012 to 12/31/2012	$10.28701	$12.35778	501
01/01/2013 to 12/31/2013	$12.35778	$14.41789	262
01/01/2014 to 12/31/2014	$14.41789	$13.34237	0
01/01/2015 to 12/31/2015	$13.34237	$13.53641	0
01/01/2016 to 12/31/2016	$13.53641	$12.81060	0
01/01/2017 to 12/31/2017	$12.81060	$17.07765	0
01/01/2018 to 12/31/2018	$17.07765	$14.61264	0
Wells Fargo VT International Equity Fund - Class 1
07/16/2010* to 12/31/2010	$11.79412	$14.24773	13,789
01/01/2011 to 12/31/2011	$14.24773	$12.19584	5,474
01/01/2012 to 12/31/2012	$12.19584	$13.60737	3,990
01/01/2013 to 12/31/2013	$13.60737	$16.01865	4,357
01/01/2014 to 12/31/2014	$16.01865	$14.88882	3,672
01/01/2015 to 12/31/2015	$14.88882	$14.94884	1,585
01/01/2016 to 12/31/2016	$14.94884	$15.15050	1,099
01/01/2017 to 12/31/2017	$15.15050	$18.56769	0
01/01/2018 to 12/31/2018	$18.56769	$15.15008	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Wells Fargo VT Omega Growth Fund - Class 1
07/16/2010* to 12/31/2010	$12.08493	$15.22662	15,629
01/01/2011 to 12/31/2011	$15.22662	$14.14477	8,214
01/01/2012 to 12/31/2012	$14.14477	$16.76426	6,016
01/01/2013 to 12/31/2013	$16.76426	$23.07150	1,858
01/01/2014 to 12/31/2014	$23.07150	$23.57030	4,116
01/01/2015 to 12/31/2015	$23.57030	$23.50919	2,505
01/01/2016 to 12/31/2016	$23.50919	$23.25238	1,238
01/01/2017 to 12/31/2017	$23.25238	$30.80093	0
01/01/2018 to 12/31/2018	$30.80093	$30.38472	0
Wells Fargo VT Small Cap Growth Fund - Class 1
07/16/2010* to 12/31/2010	$9.59321	$12.23695	773
01/01/2011 to 12/31/2011	$12.23695	$11.48934	0
01/01/2012 to 12/31/2012	$11.48934	$12.19101	0
01/01/2013 to 12/31/2013	$12.19101	$18.01492	0
01/01/2014 to 12/31/2014	$18.01492	$17.38560	0
01/01/2015 to 12/31/2015	$17.38560	$16.61430	0
01/01/2016 to 12/31/2016	$16.61430	$17.62918	0
01/01/2017 to 12/31/2017	$17.62918	$21.82700	0
01/01/2018 to 12/31/2018	$21.82700	$21.73673	0
*Denotes the start date of these sub-accounts

ASAP III
Prudential Annuities Life Assurance Corporation
Statement of Additional Information
ACCUMULATION UNIT VALUES: With HAV, EBP and GRO Plus or with anyone combo 5% or HDV and Gro Plus or HD GRO with DB OR With
LT5, HDV, and EBP Cliff M&E (2.00%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ACCESS VP High Yield Fund
01/01/2009 to 12/31/2009	$10.89978	$12.48844	0
01/01/2010 to 12/31/2010	$12.48844	$14.24290	0
01/01/2011 to 12/31/2011	$14.24290	$14.34196	0
01/01/2012 to 12/31/2012	$14.34196	$16.03962	0
01/01/2013 to 12/31/2013	$16.03962	$17.29379	0
01/01/2014 to 12/31/2014	$17.29379	$17.34434	0
01/01/2015 to 12/31/2015	$17.34434	$17.02365	0
01/01/2016 to 12/31/2016	$17.02365	$18.18569	0
01/01/2017 to 12/31/2017	$18.18569	$18.67758	0
01/01/2018 to 12/31/2018	$18.67758	$18.19008	0
AST Academic Strategies Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$7.84201	$9.55725	11,572,243
01/01/2010 to 12/31/2010	$9.55725	$10.48682	9,571,229
01/01/2011 to 12/31/2011	$10.48682	$10.00411	7,458,449
01/01/2012 to 12/31/2012	$10.00411	$11.03575	6,592,715
01/01/2013 to 12/31/2013	$11.03575	$11.89373	4,018,651
01/01/2014 to 12/31/2014	$11.89373	$12.10095	2,611,367
01/01/2015 to 12/31/2015	$12.10095	$11.47715	1,475,038
01/01/2016 to 12/31/2016	$11.47715	$11.96074	987,794
01/01/2017 to 12/31/2017	$11.96074	$13.19728	929,078
01/01/2018 to 12/31/2018	$13.19728	$11.87985	498,556
AST Advanced Strategies Portfolio
01/01/2009 to 12/31/2009	$7.84658	$9.70432	4,089,298
01/01/2010 to 12/31/2010	$9.70432	$10.81375	3,661,891
01/01/2011 to 12/31/2011	$10.81375	$10.60970	3,108,340
01/01/2012 to 12/31/2012	$10.60970	$11.81637	2,860,050
01/01/2013 to 12/31/2013	$11.81637	$13.49732	2,262,276
01/01/2014 to 12/31/2014	$13.49732	$14.03529	1,616,826
01/01/2015 to 12/31/2015	$14.03529	$13.86497	906,797
01/01/2016 to 12/31/2016	$13.86497	$14.55389	692,806
01/01/2017 to 12/31/2017	$14.55389	$16.67785	628,235
01/01/2018 to 12/31/2018	$16.67785	$15.38046	364,490
AST AQR Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99834	$11.60901	4,974
01/01/2014 to 12/31/2014	$11.60901	$12.87506	14,428
01/01/2015 to 12/31/2015	$12.87506	$12.83538	10,655
01/01/2016 to 12/31/2016	$12.83538	$13.92557	9,077
01/01/2017 to 12/31/2017	$13.92557	$16.66885	10,419
01/01/2018 to 12/31/2018	$16.66885	$15.00502	2,916
AST Balanced Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$8.11168	$9.80147	8,798,728
01/01/2010 to 12/31/2010	$9.80147	$10.78831	7,024,050
01/01/2011 to 12/31/2011	$10.78831	$10.44427	5,182,858
01/01/2012 to 12/31/2012	$10.44427	$11.51194	5,035,393
01/01/2013 to 12/31/2013	$11.51194	$13.27278	3,262,170
01/01/2014 to 12/31/2014	$13.27278	$13.85570	3,023,580
01/01/2015 to 12/31/2015	$13.85570	$13.64320	2,076,357
01/01/2016 to 12/31/2016	$13.64320	$14.21304	1,450,831
01/01/2017 to 12/31/2017	$14.21304	$16.00588	1,325,073
01/01/2018 to 12/31/2018	$16.00588	$14.91010	833,211

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99834	$9.14508	64,421
01/01/2012 to 12/31/2012	$9.14508	$10.02800	93,865
01/01/2013 to 12/31/2013	$10.02800	$10.89402	102,690
01/01/2014 to 12/31/2014	$10.89402	$11.19874	75,915
01/01/2015 to 12/31/2015	$11.19874	$10.64543	48,053
01/01/2016 to 12/31/2016	$10.64543	$11.15916	34,470
01/01/2017 to 12/31/2017	$11.15916	$12.31583	34,867
01/01/2018 to 12/31/2018	$12.31583	$11.43110	49,261
AST BlackRock Low Duration Bond Portfolio
01/01/2009 to 12/31/2009	$10.72860	$11.58961	3,232,705
01/01/2010 to 12/31/2010	$11.58961	$11.80065	2,405,356
01/01/2011 to 12/31/2011	$11.80065	$11.82510	1,638,831
01/01/2012 to 12/31/2012	$11.82510	$12.13224	1,373,988
01/01/2013 to 12/31/2013	$12.13224	$11.63105	1,058,431
01/01/2014 to 12/31/2014	$11.63105	$11.38755	675,849
01/01/2015 to 12/31/2015	$11.38755	$11.21382	402,011
01/01/2016 to 12/31/2016	$11.21382	$11.16991	326,027
01/01/2017 to 12/31/2017	$11.16991	$11.13358	227,790
01/01/2018 to 12/31/2018	$11.13358	$10.99099	137,033
AST BlackRock/Loomis Sayles Bond Portfolio
01/01/2009 to 12/31/2009	$11.20761	$12.79873	3,707,147
01/01/2010 to 12/31/2010	$12.79873	$13.51103	3,188,128
01/01/2011 to 12/31/2011	$13.51103	$13.66211	2,557,267
01/01/2012 to 12/31/2012	$13.66211	$14.63662	2,510,555
01/01/2013 to 12/31/2013	$14.63662	$14.08023	1,426,831
01/01/2014 to 12/31/2014	$14.08023	$14.38241	956,377
01/01/2015 to 12/31/2015	$14.38241	$13.79770	628,255
01/01/2016 to 12/31/2016	$13.79770	$14.09406	564,139
01/01/2017 to 12/31/2017	$14.09406	$14.41538	454,860
01/01/2018 to 12/31/2018	$14.41538	$14.03230	284,506
AST Bond Portfolio 2018
01/01/2009 to 12/31/2009	$12.01200	$11.05951	7,133,884
01/01/2010 to 12/31/2010	$11.05951	$12.05068	4,327,344
01/01/2011 to 12/31/2011	$12.05068	$13.41382	6,924,813
01/01/2012 to 12/31/2012	$13.41382	$13.89662	3,795,635
01/01/2013 to 12/31/2013	$13.89662	$13.19060	1,425,957
01/01/2014 to 12/31/2014	$13.19060	$13.27096	1,181,537
01/01/2015 to 12/31/2015	$13.27096	$13.11087	1,033,755
01/01/2016 to 12/31/2016	$13.11087	$13.05605	907,969
01/01/2017 to 12/31/2017	$13.05605	$12.88674	1,478,959
01/01/2018 to 12/31/2018	$12.88674	$12.72319	0
AST Bond Portfolio 2019
01/01/2009 to 12/31/2009	$12.08070	$10.92737	5,213,380
01/01/2010 to 12/31/2010	$10.92737	$11.92553	3,978,286
01/01/2011 to 12/31/2011	$11.92553	$13.55419	2,040,163
01/01/2012 to 12/31/2012	$13.55419	$14.06096	3,068,671
01/01/2013 to 12/31/2013	$14.06096	$13.11399	1,918,350
01/01/2014 to 12/31/2014	$13.11399	$13.39975	1,315,184
01/01/2015 to 12/31/2015	$13.39975	$13.27240	1,173,555
01/01/2016 to 12/31/2016	$13.27240	$13.19570	1,053,395
01/01/2017 to 12/31/2017	$13.19570	$13.03071	778,557
01/01/2018 to 12/31/2018	$13.03071	$12.84104	451,398

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2020
01/02/2009* to 12/31/2009	$9.99889	$8.77096	239,205
01/01/2010 to 12/31/2010	$8.77096	$9.61368	3,501,577
01/01/2011 to 12/31/2011	$9.61368	$11.18129	747,648
01/01/2012 to 12/31/2012	$11.18129	$11.64986	52,737
01/01/2013 to 12/31/2013	$11.64986	$10.67296	4,576,643
01/01/2014 to 12/31/2014	$10.67296	$11.10368	2,846,478
01/01/2015 to 12/31/2015	$11.10368	$11.04779	2,440,037
01/01/2016 to 12/31/2016	$11.04779	$11.03904	2,073,767
01/01/2017 to 12/31/2017	$11.03904	$10.91470	1,241,433
01/01/2018 to 12/31/2018	$10.91470	$10.72679	692,002
AST Bond Portfolio 2021
01/04/2010* to 12/31/2010	$9.99779	$10.98596	6,025,992
01/01/2011 to 12/31/2011	$10.98596	$12.95233	3,151,015
01/01/2012 to 12/31/2012	$12.95233	$13.55532	495,656
01/01/2013 to 12/31/2013	$13.55532	$12.35411	178
01/01/2014 to 12/31/2014	$12.35411	$13.03697	681,896
01/01/2015 to 12/31/2015	$13.03697	$13.00400	667,698
01/01/2016 to 12/31/2016	$13.00400	$13.00364	544,327
01/01/2017 to 12/31/2017	$13.00364	$12.94561	282,503
01/01/2018 to 12/31/2018	$12.94561	$12.69382	173,306
AST Bond Portfolio 2022
01/03/2011* to 12/31/2011	$9.99834	$11.99610	5,394,026
01/01/2012 to 12/31/2012	$11.99610	$12.44325	5,525,461
01/01/2013 to 12/31/2013	$12.44325	$11.00598	143,428
01/01/2014 to 12/31/2014	$11.00598	$11.90425	105,004
01/01/2015 to 12/31/2015	$11.90425	$11.91078	500,607
01/01/2016 to 12/31/2016	$11.91078	$11.88628	367,715
01/01/2017 to 12/31/2017	$11.88628	$11.83194	224,354
01/01/2018 to 12/31/2018	$11.83194	$11.57692	155,730
AST Bond Portfolio 2023
01/03/2012* to 12/31/2012	$9.99779	$10.37774	3,495,509
01/01/2013 to 12/31/2013	$10.37774	$9.13291	9,061,699
01/01/2014 to 12/31/2014	$9.13291	$10.07971	3,171,548
01/01/2015 to 12/31/2015	$10.07971	$10.14565	804,213
01/01/2016 to 12/31/2016	$10.14565	$10.13321	868,254
01/01/2017 to 12/31/2017	$10.13321	$10.09947	710,476
01/01/2018 to 12/31/2018	$10.09947	$9.87036	405,913
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	$9.99889	$8.73164	5,845,538
01/01/2014 to 12/31/2014	$8.73164	$9.80560	2,864,169
01/01/2015 to 12/31/2015	$9.80560	$9.88236	330,756
01/01/2016 to 12/31/2016	$9.88236	$9.86968	262,695
01/01/2017 to 12/31/2017	$9.86968	$9.83557	789,838
01/01/2018 to 12/31/2018	$9.83557	$9.57576	640,064
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$9.99889	$11.27991	1,452,253
01/01/2015 to 12/31/2015	$11.27991	$11.27524	5,711,311
01/01/2016 to 12/31/2016	$11.27524	$11.32334	9,803
01/01/2017 to 12/31/2017	$11.32334	$11.30045	5,771
01/01/2018 to 12/31/2018	$11.30045	$10.99190	358,137
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$9.99889	$9.91769	1,301,671
01/01/2016 to 12/31/2016	$9.91769	$9.92158	3,159,041
01/01/2017 to 12/31/2017	$9.92158	$9.95903	2,165,539
01/01/2018 to 12/31/2018	$9.95903	$9.65735	595,130

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$9.99779	$9.85937	5,814,038
01/01/2017 to 12/31/2017	$9.85937	$9.92215	3,836,871
01/01/2018 to 12/31/2018	$9.92215	$9.60031	2,517,507
AST Bond Portfolio 2028
01/03/2017* to 12/31/2017	$9.99779	$10.01619	8,511
01/01/2018 to 12/31/2018	$10.01619	$9.61308	214,372
AST Bond Portfolio 2029
01/02/2018* to 12/31/2018	$9.99779	$9.64220	0
AST Capital Growth Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$7.64090	$9.38481	14,510,164
01/01/2010 to 12/31/2010	$9.38481	$10.42727	11,072,168
01/01/2011 to 12/31/2011	$10.42727	$9.97109	8,565,131
01/01/2012 to 12/31/2012	$9.97109	$11.11227	8,015,346
01/01/2013 to 12/31/2013	$11.11227	$13.35991	5,728,326
01/01/2014 to 12/31/2014	$13.35991	$14.00860	4,070,987
01/01/2015 to 12/31/2015	$14.00860	$13.80161	2,526,243
01/01/2016 to 12/31/2016	$13.80161	$14.45099	1,665,378
01/01/2017 to 12/31/2017	$14.45099	$16.69648	1,857,723
01/01/2018 to 12/31/2018	$16.69648	$15.34341	879,066
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99834	$11.62763	5,878
01/01/2014 to 12/31/2014	$11.62763	$12.94596	14,054
01/01/2015 to 12/31/2015	$12.94596	$12.23388	8,697
01/01/2016 to 12/31/2016	$12.23388	$13.77552	17,264
01/01/2017 to 12/31/2017	$13.77552	$15.98543	23,613
01/01/2018 to 12/31/2018	$15.98543	$14.91743	14,014
AST Cohen & Steers Realty Portfolio
01/01/2009 to 12/31/2009	$14.15686	$18.30327	243,592
01/01/2010 to 12/31/2010	$18.30327	$23.08405	180,347
01/01/2011 to 12/31/2011	$23.08405	$24.11400	145,127
01/01/2012 to 12/31/2012	$24.11400	$27.25796	130,983
01/01/2013 to 12/31/2013	$27.25796	$27.54985	85,849
01/01/2014 to 12/31/2014	$27.54985	$35.34552	73,511
01/01/2015 to 12/31/2015	$35.34552	$36.31660	45,847
01/01/2016 to 12/31/2016	$36.31660	$37.30578	34,819
01/01/2017 to 12/31/2017	$37.30578	$38.84515	29,638
01/01/2018 to 12/31/2018	$38.84515	$36.25398	15,771
AST Fidelity Institutional AM® Quantitative Portfolio
formerly,AST FI Pyramis® Quantitative Portfolio
01/01/2009 to 12/31/2009	$7.20582	$8.74601	4,130,172
01/01/2010 to 12/31/2010	$8.74601	$9.80223	3,649,068
01/01/2011 to 12/31/2011	$9.80223	$9.46201	2,869,281
01/01/2012 to 12/31/2012	$9.46201	$10.25863	2,767,619
01/01/2013 to 12/31/2013	$10.25863	$11.53748	1,831,584
01/01/2014 to 12/31/2014	$11.53748	$11.66309	1,198,103
01/01/2015 to 12/31/2015	$11.66309	$11.54310	770,282
01/01/2016 to 12/31/2016	$11.54310	$11.79392	575,320
01/01/2017 to 12/31/2017	$11.79392	$13.46263	516,528
01/01/2018 to 12/31/2018	$13.46263	$12.17008	329,426

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Global Real Estate Portfolio
01/01/2009 to 12/31/2009	$6.10357	$8.08096	51,758
01/01/2010 to 12/31/2010	$8.08096	$9.51909	58,659
01/01/2011 to 12/31/2011	$9.51909	$8.85886	42,584
01/01/2012 to 12/31/2012	$8.85886	$11.00842	112,200
01/01/2013 to 12/31/2013	$11.00842	$11.25733	55,769
01/01/2014 to 12/31/2014	$11.25733	$12.56822	53,136
01/01/2015 to 12/31/2015	$12.56822	$12.30579	40,056
01/01/2016 to 12/31/2016	$12.30579	$12.16816	11,552
01/01/2017 to 12/31/2017	$12.16816	$13.22363	12,365
01/01/2018 to 12/31/2018	$13.22363	$12.34748	6,250
AST Goldman Sachs Large-Cap Value Portfolio
01/01/2009 to 12/31/2009	$9.80752	$11.45562	1,934,817
01/01/2010 to 12/31/2010	$11.45562	$12.67317	1,584,756
01/01/2011 to 12/31/2011	$12.67317	$11.73457	1,058,554
01/01/2012 to 12/31/2012	$11.73457	$13.76114	808,644
01/01/2013 to 12/31/2013	$13.76114	$18.00961	620,213
01/01/2014 to 12/31/2014	$18.00961	$19.96729	355,650
01/01/2015 to 12/31/2015	$19.96729	$18.66364	278,124
01/01/2016 to 12/31/2016	$18.66364	$20.40229	216,152
01/01/2017 to 12/31/2017	$20.40229	$21.94418	186,872
01/01/2018 to 12/31/2018	$21.94418	$19.66923	118,564
AST Goldman Sachs Mid-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$10.53587	$16.22033	468,843
01/01/2010 to 12/31/2010	$16.22033	$19.04750	361,092
01/01/2011 to 12/31/2011	$19.04750	$18.11131	221,077
01/01/2012 to 12/31/2012	$18.11131	$21.22995	193,150
01/01/2013 to 12/31/2013	$21.22995	$27.50299	156,741
01/01/2014 to 12/31/2014	$27.50299	$30.05988	119,283
01/01/2015 to 12/31/2015	$30.05988	$27.78375	128,180
01/01/2016 to 12/31/2016	$27.78375	$27.67713	99,441
01/01/2017 to 12/31/2017	$27.67713	$34.47364	93,873
01/01/2018 to 12/31/2018	$34.47364	$32.31134	61,838
AST Goldman Sachs Multi-Asset Portfolio
01/01/2009 to 12/31/2009	$7.55084	$9.13014	1,461,388
01/01/2010 to 12/31/2010	$9.13014	$9.98540	1,300,148
01/01/2011 to 12/31/2011	$9.98540	$9.73638	1,239,700
01/01/2012 to 12/31/2012	$9.73638	$10.50792	1,219,912
01/01/2013 to 12/31/2013	$10.50792	$11.30916	578,787
01/01/2014 to 12/31/2014	$11.30916	$11.53088	479,979
01/01/2015 to 12/31/2015	$11.53088	$11.19754	342,442
01/01/2016 to 12/31/2016	$11.19754	$11.55082	228,976
01/01/2017 to 12/31/2017	$11.55082	$12.71091	233,047
01/01/2018 to 12/31/2018	$12.71091	$11.57618	130,150
AST Goldman Sachs Small-Cap Value Portfolio
05/01/2009* to 12/31/2009	$12.58706	$16.14303	82,090
01/01/2010 to 12/31/2010	$16.14303	$20.05495	140,787
01/01/2011 to 12/31/2011	$20.05495	$19.91039	98,811
01/01/2012 to 12/31/2012	$19.91039	$22.57302	73,950
01/01/2013 to 12/31/2013	$22.57302	$30.70787	68,974
01/01/2014 to 12/31/2014	$30.70787	$32.25990	59,505
01/01/2015 to 12/31/2015	$32.25990	$29.87764	33,289
01/01/2016 to 12/31/2016	$29.87764	$36.40046	23,917
01/01/2017 to 12/31/2017	$36.40046	$40.02253	21,281
01/01/2018 to 12/31/2018	$40.02253	$33.70173	14,333

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Government Money Market Portfolio
01/01/2009 to 12/31/2009	$10.37267	$10.19032	5,146,624
01/01/2010 to 12/31/2010	$10.19032	$9.98900	2,539,883
01/01/2011 to 12/31/2011	$9.98900	$9.79172	2,629,487
01/01/2012 to 12/31/2012	$9.79172	$9.59677	1,832,190
01/01/2013 to 12/31/2013	$9.59677	$9.40486	1,233,947
01/01/2014 to 12/31/2014	$9.40486	$9.21678	1,006,675
01/01/2015 to 12/31/2015	$9.21678	$9.03245	754,207
01/01/2016 to 12/31/2016	$9.03245	$8.85231	462,011
01/01/2017 to 12/31/2017	$8.85231	$8.70525	311,063
01/01/2018 to 12/31/2018	$8.70525	$8.64110	244,940
AST High Yield Portfolio
01/01/2009 to 12/31/2009	$10.45380	$13.88717	1,068,071
01/01/2010 to 12/31/2010	$13.88717	$15.44674	868,078
01/01/2011 to 12/31/2011	$15.44674	$15.61875	585,430
01/01/2012 to 12/31/2012	$15.61875	$17.42958	550,566
01/01/2013 to 12/31/2013	$17.42958	$18.30744	364,818
01/01/2014 to 12/31/2014	$18.30744	$18.40023	187,012
01/01/2015 to 12/31/2015	$18.40023	$17.38962	103,179
01/01/2016 to 12/31/2016	$17.38962	$19.66648	113,532
01/01/2017 to 12/31/2017	$19.66648	$20.71424	86,238
01/01/2018 to 12/31/2018	$20.71424	$19.89455	36,694
AST Hotchkis & Wiley Large-Cap Value Portfolio
01/01/2009 to 12/31/2009	$8.68998	$10.17122	452,623
01/01/2010 to 12/31/2010	$10.17122	$11.27960	440,901
01/01/2011 to 12/31/2011	$11.27960	$10.59190	327,994
01/01/2012 to 12/31/2012	$10.59190	$12.13251	291,061
01/01/2013 to 12/31/2013	$12.13251	$16.62947	230,382
01/01/2014 to 12/31/2014	$16.62947	$18.53716	169,096
01/01/2015 to 12/31/2015	$18.53716	$16.74278	83,789
01/01/2016 to 12/31/2016	$16.74278	$19.67172	58,686
01/01/2017 to 12/31/2017	$19.67172	$22.97960	62,401
01/01/2018 to 12/31/2018	$22.97960	$19.33064	38,995
AST International Growth Portfolio
01/01/2009 to 12/31/2009	$11.69930	$15.51146	976,313
01/01/2010 to 12/31/2010	$15.51146	$17.40523	770,326
01/01/2011 to 12/31/2011	$17.40523	$14.85307	539,693
01/01/2012 to 12/31/2012	$14.85307	$17.52007	418,206
01/01/2013 to 12/31/2013	$17.52007	$20.44175	328,105
01/01/2014 to 12/31/2014	$20.44175	$18.92607	233,042
01/01/2015 to 12/31/2015	$18.92607	$19.13149	145,776
01/01/2016 to 12/31/2016	$19.13149	$18.04136	115,051
01/01/2017 to 12/31/2017	$18.04136	$23.94549	99,052
01/01/2018 to 12/31/2018	$23.94549	$20.33586	63,542
AST International Value Portfolio
01/01/2009 to 12/31/2009	$13.43687	$17.18430	292,566
01/01/2010 to 12/31/2010	$17.18430	$18.70715	242,130
01/01/2011 to 12/31/2011	$18.70715	$16.03265	186,332
01/01/2012 to 12/31/2012	$16.03265	$18.33176	167,981
01/01/2013 to 12/31/2013	$18.33176	$21.46255	133,132
01/01/2014 to 12/31/2014	$21.46255	$19.62323	98,999
01/01/2015 to 12/31/2015	$19.62323	$19.38786	66,690
01/01/2016 to 12/31/2016	$19.38786	$19.11125	55,806
01/01/2017 to 12/31/2017	$19.11125	$23.00288	54,019
01/01/2018 to 12/31/2018	$23.00288	$18.90306	32,932

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Investment Grade Bond Portfolio
01/01/2009 to 12/31/2009	$10.91924	$11.91046	336,597
01/01/2010 to 12/31/2010	$11.91046	$12.93414	179,010
01/01/2011 to 12/31/2011	$12.93414	$14.25339	1,155,408
01/01/2012 to 12/31/2012	$14.25339	$15.28120	598,595
01/01/2013 to 12/31/2013	$15.28120	$14.49904	316,572
01/01/2014 to 12/31/2014	$14.49904	$15.16532	273,729
01/01/2015 to 12/31/2015	$15.16532	$15.03638	574,855
01/01/2016 to 12/31/2016	$15.03638	$15.35582	696,802
01/01/2017 to 12/31/2017	$15.35582	$15.69851	452,502
01/01/2018 to 12/31/2018	$15.69851	$15.34181	1,038,449
AST J.P. Morgan Global Thematic Portfolio
01/01/2009 to 12/31/2009	$6.91647	$8.58568	681,514
01/01/2010 to 12/31/2010	$8.58568	$9.57654	757,701
01/01/2011 to 12/31/2011	$9.57654	$9.33190	529,972
01/01/2012 to 12/31/2012	$9.33190	$10.38720	453,321
01/01/2013 to 12/31/2013	$10.38720	$11.83680	297,919
01/01/2014 to 12/31/2014	$11.83680	$12.33832	271,708
01/01/2015 to 12/31/2015	$12.33832	$11.96494	179,023
01/01/2016 to 12/31/2016	$11.96494	$12.33791	145,679
01/01/2017 to 12/31/2017	$12.33791	$14.14208	145,918
01/01/2018 to 12/31/2018	$14.14208	$12.83609	63,324
AST J.P. Morgan International Equity Portfolio
01/01/2009 to 12/31/2009	$11.79151	$15.70211	399,618
01/01/2010 to 12/31/2010	$15.70211	$16.49160	308,762
01/01/2011 to 12/31/2011	$16.49160	$14.68329	235,341
01/01/2012 to 12/31/2012	$14.68329	$17.54191	195,028
01/01/2013 to 12/31/2013	$17.54191	$19.83179	136,441
01/01/2014 to 12/31/2014	$19.83179	$18.19796	109,366
01/01/2015 to 12/31/2015	$18.19796	$17.33559	89,703
01/01/2016 to 12/31/2016	$17.33559	$17.31780	60,293
01/01/2017 to 12/31/2017	$17.31780	$22.00160	50,925
01/01/2018 to 12/31/2018	$22.00160	$17.79285	23,010
AST J.P. Morgan Strategic Opportunities Portfolio
01/01/2009 to 12/31/2009	$11.66297	$13.94647	2,748,409
01/01/2010 to 12/31/2010	$13.94647	$14.66793	1,894,148
01/01/2011 to 12/31/2011	$14.66793	$14.40854	1,406,382
01/01/2012 to 12/31/2012	$14.40854	$15.63358	1,377,143
01/01/2013 to 12/31/2013	$15.63358	$17.01128	937,207
01/01/2014 to 12/31/2014	$17.01128	$17.57955	817,932
01/01/2015 to 12/31/2015	$17.57955	$17.19652	562,943
01/01/2016 to 12/31/2016	$17.19652	$17.50010	369,371
01/01/2017 to 12/31/2017	$17.50010	$19.23353	364,027
01/01/2018 to 12/31/2018	$19.23353	$17.88053	171,222
AST Jennison Large-Cap Growth Portfolio
11/16/2009* to 12/31/2009	$10.08373	$10.28581	0
01/01/2010 to 12/31/2010	$10.28581	$11.22085	9,654
01/01/2011 to 12/31/2011	$11.22085	$11.06961	17,491
01/01/2012 to 12/31/2012	$11.06961	$12.49542	16,427
01/01/2013 to 12/31/2013	$12.49542	$16.71450	13,267
01/01/2014 to 12/31/2014	$16.71450	$17.93701	8,989
01/01/2015 to 12/31/2015	$17.93701	$19.44760	12,482
01/01/2016 to 12/31/2016	$19.44760	$18.78049	4,181
01/01/2017 to 12/31/2017	$18.78049	$25.00084	11,491
01/01/2018 to 12/31/2018	$25.00084	$24.10328	2,291

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Loomis Sayles Large-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$9.52897	$12.11747	2,318,468
01/01/2010 to 12/31/2010	$12.11747	$14.22086	1,843,523
01/01/2011 to 12/31/2011	$14.22086	$13.80958	1,221,768
01/01/2012 to 12/31/2012	$13.80958	$15.19300	967,575
01/01/2013 to 12/31/2013	$15.19300	$20.34039	679,266
01/01/2014 to 12/31/2014	$20.34039	$22.04451	506,667
01/01/2015 to 12/31/2015	$22.04451	$23.77950	306,319
01/01/2016 to 12/31/2016	$23.77950	$24.60453	220,963
01/01/2017 to 12/31/2017	$24.60453	$32.06892	186,070
01/01/2018 to 12/31/2018	$32.06892	$30.57934	114,333
AST MFS Global Equity Portfolio
01/01/2009 to 12/31/2009	$12.70296	$16.37137	163,957
01/01/2010 to 12/31/2010	$16.37137	$17.97692	135,711
01/01/2011 to 12/31/2011	$17.97692	$17.06583	123,103
01/01/2012 to 12/31/2012	$17.06583	$20.58364	114,038
01/01/2013 to 12/31/2013	$20.58364	$25.74639	92,340
01/01/2014 to 12/31/2014	$25.74639	$26.14746	66,825
01/01/2015 to 12/31/2015	$26.14746	$25.24899	46,200
01/01/2016 to 12/31/2016	$25.24899	$26.50490	34,721
01/01/2017 to 12/31/2017	$26.50490	$32.16899	43,029
01/01/2018 to 12/31/2018	$32.16899	$28.51069	18,150
AST MFS Growth Portfolio
01/01/2009 to 12/31/2009	$9.75111	$11.87872	476,807
01/01/2010 to 12/31/2010	$11.87872	$13.12956	349,620
01/01/2011 to 12/31/2011	$13.12956	$12.79093	256,619
01/01/2012 to 12/31/2012	$12.79093	$14.67624	253,826
01/01/2013 to 12/31/2013	$14.67624	$19.66233	165,851
01/01/2014 to 12/31/2014	$19.66233	$20.94736	126,187
01/01/2015 to 12/31/2015	$20.94736	$22.01241	91,963
01/01/2016 to 12/31/2016	$22.01241	$21.98543	63,374
01/01/2017 to 12/31/2017	$21.98543	$28.16351	53,765
01/01/2018 to 12/31/2018	$28.16351	$28.19050	26,536
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99834	$10.18330	1,665
01/01/2013 to 12/31/2013	$10.18330	$13.42313	13,757
01/01/2014 to 12/31/2014	$13.42313	$14.49885	14,652
01/01/2015 to 12/31/2015	$14.49885	$14.10609	16,000
01/01/2016 to 12/31/2016	$14.10609	$15.68339	17,937
01/01/2017 to 12/31/2017	$15.68339	$18.03575	16,474
01/01/2018 to 12/31/2018	$18.03575	$15.87912	5,784
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/01/2009 to 12/31/2009	$10.94033	$15.07914	559,513
01/01/2010 to 12/31/2010	$15.07914	$18.24106	452,422
01/01/2011 to 12/31/2011	$18.24106	$17.43263	306,085
01/01/2012 to 12/31/2012	$17.43263	$20.00955	244,921
01/01/2013 to 12/31/2013	$20.00955	$27.84695	194,682
01/01/2014 to 12/31/2014	$27.84695	$31.17900	122,116
01/01/2015 to 12/31/2015	$31.17900	$28.83286	79,029
01/01/2016 to 12/31/2016	$28.83286	$33.40873	64,964
01/01/2017 to 12/31/2017	$33.40873	$37.25719	58,129
01/01/2018 to 12/31/2018	$37.25719	$30.50461	36,207

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST New Discovery Asset Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99834	$10.29883	316,890
01/01/2013 to 12/31/2013	$10.29883	$12.00193	267,160
01/01/2014 to 12/31/2014	$12.00193	$12.36632	163,687
01/01/2015 to 12/31/2015	$12.36632	$11.96856	121,401
01/01/2016 to 12/31/2016	$11.96856	$12.23665	106,579
01/01/2017 to 12/31/2017	$12.23665	$13.97044	91,868
01/01/2018 to 12/31/2018	$13.97044	$12.55669	61,034
AST Parametric Emerging Markets Equity Portfolio
01/01/2009 to 12/31/2009	$5.56489	$9.08100	483,497
01/01/2010 to 12/31/2010	$9.08100	$10.88142	414,743
01/01/2011 to 12/31/2011	$10.88142	$8.50227	236,233
01/01/2012 to 12/31/2012	$8.50227	$9.82589	194,466
01/01/2013 to 12/31/2013	$9.82589	$9.65091	108,699
01/01/2014 to 12/31/2014	$9.65091	$9.01490	133,920
01/01/2015 to 12/31/2015	$9.01490	$7.35677	91,128
01/01/2016 to 12/31/2016	$7.35677	$8.10128	60,489
01/01/2017 to 12/31/2017	$8.10128	$10.03393	60,706
01/01/2018 to 12/31/2018	$10.03393	$8.45097	21,669
AST Preservation Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$8.92474	$10.49886	7,871,784
01/01/2010 to 12/31/2010	$10.49886	$11.37672	6,131,743
01/01/2011 to 12/31/2011	$11.37672	$11.26053	5,324,940
01/01/2012 to 12/31/2012	$11.26053	$12.17982	4,942,223
01/01/2013 to 12/31/2013	$12.17982	$13.03585	3,342,228
01/01/2014 to 12/31/2014	$13.03585	$13.51288	2,596,719
01/01/2015 to 12/31/2015	$13.51288	$13.26162	1,434,107
01/01/2016 to 12/31/2016	$13.26162	$13.71502	900,925
01/01/2017 to 12/31/2017	$13.71502	$14.80307	803,006
01/01/2018 to 12/31/2018	$14.80307	$14.09343	452,853
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.01826	$10.06446	18,180
01/01/2012 to 12/31/2012	$10.06446	$10.56411	54,264
01/01/2013 to 12/31/2013	$10.56411	$10.11341	22,629
01/01/2014 to 12/31/2014	$10.11341	$10.51182	44,173
01/01/2015 to 12/31/2015	$10.51182	$10.27396	24,015
01/01/2016 to 12/31/2016	$10.27396	$10.49279	27,653
01/01/2017 to 12/31/2017	$10.49279	$10.86662	16,428
01/01/2018 to 12/31/2018	$10.86662	$10.56155	25,623
AST Prudential Growth Allocation Portfolio
01/01/2009 to 12/31/2009	$6.63075	$8.18604	4,957,531
01/01/2010 to 12/31/2010	$8.18604	$9.54820	4,347,503
01/01/2011 to 12/31/2011	$9.54820	$8.77596	3,235,647
01/01/2012 to 12/31/2012	$8.77596	$9.71139	3,010,039
01/01/2013 to 12/31/2013	$9.71139	$11.13755	2,032,295
01/01/2014 to 12/31/2014	$11.13755	$11.91874	1,586,948
01/01/2015 to 12/31/2015	$11.91874	$11.60877	1,571,479
01/01/2016 to 12/31/2016	$11.60877	$12.52551	1,187,247
01/01/2017 to 12/31/2017	$12.52551	$14.25175	1,578,990
01/01/2018 to 12/31/2018	$14.25175	$12.90438	826,240

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST QMA Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99834	$11.64843	655
01/01/2014 to 12/31/2014	$11.64843	$13.15539	0
01/01/2015 to 12/31/2015	$13.15539	$13.09127	0
01/01/2016 to 12/31/2016	$13.09127	$14.22281	298
01/01/2017 to 12/31/2017	$14.22281	$16.92378	91
01/01/2018 to 12/31/2018	$16.92378	$15.39750	993
AST QMA US Equity Alpha Portfolio
01/01/2009 to 12/31/2009	$8.87326	$10.59341	236,160
01/01/2010 to 12/31/2010	$10.59341	$11.94386	194,939
01/01/2011 to 12/31/2011	$11.94386	$12.11001	129,020
01/01/2012 to 12/31/2012	$12.11001	$14.09906	122,300
01/01/2013 to 12/31/2013	$14.09906	$18.29793	89,623
01/01/2014 to 12/31/2014	$18.29793	$21.01879	70,776
01/01/2015 to 12/31/2015	$21.01879	$21.23263	44,959
01/01/2016 to 12/31/2016	$21.23263	$23.89826	30,651
01/01/2017 to 12/31/2017	$23.89826	$28.63317	30,956
01/01/2018 to 12/31/2018	$28.63317	$25.75198	18,612
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99834	$8.87862	0
01/01/2012 to 12/31/2012	$8.87862	$9.84560	0
01/01/2013 to 12/31/2013	$9.84560	$11.80989	3,254
01/01/2014 to 12/31/2014	$11.80989	$12.32610	0
01/01/2015 to 12/31/2015	$12.32610	$12.09767	0
01/01/2016 to 12/31/2016	$12.09767	$12.60582	16,528
01/01/2017 to 12/31/2017	$12.60582	$14.60176	16,528
01/01/2018 to 12/31/2018	$14.60176	$13.37412	16,528
AST RCM World Trends Portfolio
01/01/2009 to 12/31/2009	$7.12410	$8.61458	1,443,088
01/01/2010 to 12/31/2010	$8.61458	$9.44851	1,275,577
01/01/2011 to 12/31/2011	$9.44851	$9.09161	1,120,408
01/01/2012 to 12/31/2012	$9.09161	$9.82560	1,037,436
01/01/2013 to 12/31/2013	$9.82560	$10.82692	629,749
01/01/2014 to 12/31/2014	$10.82692	$11.15566	522,478
01/01/2015 to 12/31/2015	$11.15566	$10.91442	516,329
01/01/2016 to 12/31/2016	$10.91442	$11.21161	330,084
01/01/2017 to 12/31/2017	$11.21161	$12.77162	355,781
01/01/2018 to 12/31/2018	$12.77162	$11.52576	186,065
AST Small-Cap Growth Opportunities Portfolio
01/01/2009 to 12/31/2009	$13.99672	$18.19702	379,572
01/01/2010 to 12/31/2010	$18.19702	$23.63739	289,027
01/01/2011 to 12/31/2011	$23.63739	$20.12781	229,446
01/01/2012 to 12/31/2012	$20.12781	$23.68407	178,399
01/01/2013 to 12/31/2013	$23.68407	$32.68317	125,872
01/01/2014 to 12/31/2014	$32.68317	$33.61206	87,600
01/01/2015 to 12/31/2015	$33.61206	$33.37942	54,663
01/01/2016 to 12/31/2016	$33.37942	$35.23191	40,708
01/01/2017 to 12/31/2017	$35.23191	$44.09047	35,288
01/01/2018 to 12/31/2018	$44.09047	$38.51870	21,511

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Small-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$9.02998	$11.85003	247,591
01/01/2010 to 12/31/2010	$11.85003	$15.84235	277,723
01/01/2011 to 12/31/2011	$15.84235	$15.37394	121,709
01/01/2012 to 12/31/2012	$15.37394	$16.90048	82,745
01/01/2013 to 12/31/2013	$16.90048	$22.38826	87,713
01/01/2014 to 12/31/2014	$22.38826	$22.77843	75,036
01/01/2015 to 12/31/2015	$22.77843	$22.49815	52,445
01/01/2016 to 12/31/2016	$22.49815	$24.71200	36,168
01/01/2017 to 12/31/2017	$24.71200	$30.01122	29,728
01/01/2018 to 12/31/2018	$30.01122	$26.93614	16,884
AST Small-Cap Value Portfolio
01/01/2009 to 12/31/2009	$11.99019	$14.92305	848,941
01/01/2010 to 12/31/2010	$14.92305	$18.42624	606,356
01/01/2011 to 12/31/2011	$18.42624	$16.97893	406,275
01/01/2012 to 12/31/2012	$16.97893	$19.66059	305,529
01/01/2013 to 12/31/2013	$19.66059	$26.47374	245,931
01/01/2014 to 12/31/2014	$26.47374	$27.31107	151,655
01/01/2015 to 12/31/2015	$27.31107	$25.61129	105,780
01/01/2016 to 12/31/2016	$25.61129	$32.43041	75,128
01/01/2017 to 12/31/2017	$32.43041	$34.11865	64,873
01/01/2018 to 12/31/2018	$34.11865	$27.72367	44,389
AST T. Rowe Price Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$11.27967	$13.72243	1,904,973
01/01/2010 to 12/31/2010	$13.72243	$14.99931	1,851,248
01/01/2011 to 12/31/2011	$14.99931	$14.99144	1,512,633
01/01/2012 to 12/31/2012	$14.99144	$16.67396	1,610,238
01/01/2013 to 12/31/2013	$16.67396	$19.09113	1,289,224
01/01/2014 to 12/31/2014	$19.09113	$19.80937	1,158,332
01/01/2015 to 12/31/2015	$19.80937	$19.42126	823,936
01/01/2016 to 12/31/2016	$19.42126	$20.46959	683,262
01/01/2017 to 12/31/2017	$20.46959	$23.15213	654,504
01/01/2018 to 12/31/2018	$23.15213	$21.47808	348,010
AST T. Rowe Price Large-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$8.56217	$12.86950	803,341
01/01/2010 to 12/31/2010	$12.86950	$14.60622	682,794
01/01/2011 to 12/31/2011	$14.60622	$14.07189	500,066
01/01/2012 to 12/31/2012	$14.07189	$16.21477	434,920
01/01/2013 to 12/31/2013	$16.21477	$22.88668	359,256
01/01/2014 to 12/31/2014	$22.88668	$24.30069	248,872
01/01/2015 to 12/31/2015	$24.30069	$26.09691	171,520
01/01/2016 to 12/31/2016	$26.09691	$26.26629	107,192
01/01/2017 to 12/31/2017	$26.26629	$35.49523	98,102
01/01/2018 to 12/31/2018	$35.49523	$36.12627	54,922
AST T. Rowe Price Large-Cap Value Portfolio
01/01/2009 to 12/31/2009	$11.16042	$12.93430	346,113
01/01/2010 to 12/31/2010	$12.93430	$14.25285	297,287
01/01/2011 to 12/31/2011	$14.25285	$13.89938	215,671
01/01/2012 to 12/31/2012	$13.89938	$15.44640	198,126
01/01/2013 to 12/31/2013	$15.44640	$20.37968	115,677
01/01/2014 to 12/31/2014	$20.37968	$20.28324	90,845
01/01/2015 to 12/31/2015	$20.28324	$18.67220	58,811
01/01/2016 to 12/31/2016	$18.67220	$19.42113	44,606
01/01/2017 to 12/31/2017	$19.42113	$22.18436	38,101
01/01/2018 to 12/31/2018	$22.18436	$19.62731	14,530

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Natural Resources Portfolio
01/01/2009 to 12/31/2009	$17.32871	$25.36275	436,858
01/01/2010 to 12/31/2010	$25.36275	$29.93973	397,202
01/01/2011 to 12/31/2011	$29.93973	$24.96443	213,036
01/01/2012 to 12/31/2012	$24.96443	$25.34922	196,966
01/01/2013 to 12/31/2013	$25.34922	$28.66313	108,243
01/01/2014 to 12/31/2014	$28.66313	$25.74110	98,001
01/01/2015 to 12/31/2015	$25.74110	$20.36924	57,824
01/01/2016 to 12/31/2016	$20.36924	$24.87664	47,706
01/01/2017 to 12/31/2017	$24.87664	$26.89323	44,655
01/01/2018 to 12/31/2018	$26.89323	$21.96365	21,994
AST Templeton Global Bond Portfolio
01/01/2009 to 12/31/2009	$12.16051	$13.36116	671,737
01/01/2010 to 12/31/2010	$13.36116	$13.84614	570,160
01/01/2011 to 12/31/2011	$13.84614	$14.12932	482,840
01/01/2012 to 12/31/2012	$14.12932	$14.56985	400,966
01/01/2013 to 12/31/2013	$14.56985	$13.74246	286,204
01/01/2014 to 12/31/2014	$13.74246	$13.54261	184,636
01/01/2015 to 12/31/2015	$13.54261	$12.65888	118,849
01/01/2016 to 12/31/2016	$12.65888	$12.94686	89,930
01/01/2017 to 12/31/2017	$12.94686	$12.94766	83,065
01/01/2018 to 12/31/2018	$12.94766	$12.94095	42,022
AST WEDGE Capital Mid-Cap Value Portfolio
01/01/2009 to 12/31/2009	$10.67041	$14.52321	148,090
01/01/2010 to 12/31/2010	$14.52321	$17.59310	115,520
01/01/2011 to 12/31/2011	$17.59310	$16.64665	81,600
01/01/2012 to 12/31/2012	$16.64665	$19.31656	75,966
01/01/2013 to 12/31/2013	$19.31656	$25.06674	51,347
01/01/2014 to 12/31/2014	$25.06674	$28.24273	49,307
01/01/2015 to 12/31/2015	$28.24273	$25.84870	28,942
01/01/2016 to 12/31/2016	$25.84870	$28.87842	23,135
01/01/2017 to 12/31/2017	$28.87842	$33.54697	20,933
01/01/2018 to 12/31/2018	$33.54697	$27.43967	12,195
AST Wellington Management Hedged Equity Portfolio
01/01/2009 to 12/31/2009	$6.87551	$8.65379	1,714,961
01/01/2010 to 12/31/2010	$8.65379	$9.72207	1,218,956
01/01/2011 to 12/31/2011	$9.72207	$9.19865	880,416
01/01/2012 to 12/31/2012	$9.19865	$10.00674	818,131
01/01/2013 to 12/31/2013	$10.00674	$11.81724	616,744
01/01/2014 to 12/31/2014	$11.81724	$12.21831	549,087
01/01/2015 to 12/31/2015	$12.21831	$11.89817	371,387
01/01/2016 to 12/31/2016	$11.89817	$12.42161	216,500
01/01/2017 to 12/31/2017	$12.42161	$13.82874	220,516
01/01/2018 to 12/31/2018	$13.82874	$12.87346	100,161
AST Western Asset Core Plus Bond Portfolio
01/01/2009 to 12/31/2009	$9.26612	$10.13685	753,947
01/01/2010 to 12/31/2010	$10.13685	$10.70877	651,819
01/01/2011 to 12/31/2011	$10.70877	$11.12710	602,850
01/01/2012 to 12/31/2012	$11.12710	$11.76049	540,991
01/01/2013 to 12/31/2013	$11.76049	$11.35319	435,041
01/01/2014 to 12/31/2014	$11.35319	$11.92691	406,212
01/01/2015 to 12/31/2015	$11.92691	$11.83294	293,232
01/01/2016 to 12/31/2016	$11.83294	$12.19403	207,172
01/01/2017 to 12/31/2017	$12.19403	$12.70463	191,014
01/01/2018 to 12/31/2018	$12.70463	$12.16733	224,306

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Diversified Dividend Fund - Series I
04/29/2011* to 12/31/2011	$9.99288	$9.09989	50,551
01/01/2012 to 12/31/2012	$9.09989	$10.58732	49,135
01/01/2013 to 12/31/2013	$10.58732	$13.59585	63,587
01/01/2014 to 12/31/2014	$13.59585	$15.03324	49,550
01/01/2015 to 12/31/2015	$15.03324	$15.03697	28,925
01/01/2016 to 12/31/2016	$15.03697	$16.92013	27,448
01/01/2017 to 12/31/2017	$16.92013	$18.00462	20,466
01/01/2018 to 12/31/2018	$18.00462	$16.30625	11,167
Invesco V.I. Health Care Fund - Series I
formerly,Invesco V.I. Global Health Care Fund - Series I
01/01/2009 to 12/31/2009	$10.52459	$13.16862	106,387
01/01/2010 to 12/31/2010	$13.16862	$13.58850	86,909
01/01/2011 to 12/31/2011	$13.58850	$13.84330	59,858
01/01/2012 to 12/31/2012	$13.84330	$16.40090	62,386
01/01/2013 to 12/31/2013	$16.40090	$22.58951	57,219
01/01/2014 to 12/31/2014	$22.58951	$26.49213	28,376
01/01/2015 to 12/31/2015	$26.49213	$26.78334	19,178
01/01/2016 to 12/31/2016	$26.78334	$23.24061	10,078
01/01/2017 to 12/31/2017	$23.24061	$26.38207	7,837
01/01/2018 to 12/31/2018	$26.38207	$26.08529	2,613
Invesco V.I. Mid Cap Growth Portfolio, Series I
04/27/2012* to 12/31/2012	$10.04983	$9.74230	23,190
01/01/2013 to 12/31/2013	$9.74230	$13.08159	19,843
01/01/2014 to 12/31/2014	$13.08159	$13.85016	16,957
01/01/2015 to 12/31/2015	$13.85016	$13.73687	9,162
01/01/2016 to 12/31/2016	$13.73687	$13.56461	5,911
01/01/2017 to 12/31/2017	$13.56461	$16.28422	8,513
01/01/2018 to 12/31/2018	$16.28422	$15.06568	3,800
Invesco V.I. Technology Fund - Series I
01/01/2009 to 12/31/2009	$6.20769	$9.57539	0
01/01/2010 to 12/31/2010	$9.57539	$11.38328	0
01/01/2011 to 12/31/2011	$11.38328	$10.59219	0
01/01/2012 to 12/31/2012	$10.59219	$11.55069	0
01/01/2013 to 12/31/2013	$11.55069	$14.16613	0
01/01/2014 to 12/31/2014	$14.16613	$15.41712	0
01/01/2015 to 12/31/2015	$15.41712	$16.13838	0
01/01/2016 to 12/31/2016	$16.13838	$15.69684	0
01/01/2017 to 12/31/2017	$15.69684	$20.78872	0
01/01/2018 to 12/31/2018	$20.78872	$20.27802	0
NVIT Emerging Markets Fund Class D
08/05/2016* to 12/31/2016	$10.12636	$9.71543	59,150
01/01/2017 to 12/31/2017	$9.71543	$13.43486	56,811
01/01/2018 to 12/31/2018	$13.43486	$10.83322	31,814
ProFund VP Asia 30
01/01/2009 to 12/31/2009	$17.33318	$26.19343	127,715
01/01/2010 to 12/31/2010	$26.19343	$29.23984	92,346
01/01/2011 to 12/31/2011	$29.23984	$20.91959	44,452
01/01/2012 to 12/31/2012	$20.91959	$23.67306	58,039
01/01/2013 to 12/31/2013	$23.67306	$26.67320	33,619
01/01/2014 to 12/31/2014	$26.67320	$25.72959	10,797
01/01/2015 to 12/31/2015	$25.72959	$22.84973	8,084
01/01/2016 to 12/31/2016	$22.84973	$22.53731	6,601
01/01/2017 to 12/31/2017	$22.53731	$29.35013	13,195
01/01/2018 to 12/31/2018	$29.35013	$23.41152	4,119

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Banks
01/01/2009 to 12/31/2009	$5.77404	$5.41831	35,987
01/01/2010 to 12/31/2010	$5.41831	$5.75259	23,240
01/01/2011 to 12/31/2011	$5.75259	$4.12942	18,162
01/01/2012 to 12/31/2012	$4.12942	$5.39840	28,066
01/01/2013 to 12/31/2013	$5.39840	$7.06040	12,913
01/01/2014 to 12/31/2014	$7.06040	$7.63714	8,073
01/01/2015 to 12/31/2015	$7.63714	$7.45200	5,996
01/01/2016 to 12/31/2016	$7.45200	$8.99990	17,535
01/01/2017 to 12/31/2017	$8.99990	$10.40090	9,591
01/01/2018 to 12/31/2018	$10.40090	$8.36760	1,590
ProFund VP Basic Materials
01/01/2009 to 12/31/2009	$9.97609	$15.87446	112,777
01/01/2010 to 12/31/2010	$15.87446	$20.17706	160,387
01/01/2011 to 12/31/2011	$20.17706	$16.58031	77,913
01/01/2012 to 12/31/2012	$16.58031	$17.62667	68,968
01/01/2013 to 12/31/2013	$17.62667	$20.45813	62,619
01/01/2014 to 12/31/2014	$20.45813	$20.38694	27,975
01/01/2015 to 12/31/2015	$20.38694	$17.19738	11,324
01/01/2016 to 12/31/2016	$17.19738	$19.97090	9,579
01/01/2017 to 12/31/2017	$19.97090	$24.06599	5,657
01/01/2018 to 12/31/2018	$24.06599	$19.41753	4,142
ProFund VP Bear
01/01/2009 to 12/31/2009	$7.79561	$5.51054	363,401
01/01/2010 to 12/31/2010	$5.51054	$4.43914	153,769
01/01/2011 to 12/31/2011	$4.43914	$3.96406	160,825
01/01/2012 to 12/31/2012	$3.96406	$3.23988	220,586
01/01/2013 to 12/31/2013	$3.23988	$2.33200	211,165
01/01/2014 to 12/31/2014	$2.33200	$1.95964	141,944
01/01/2015 to 12/31/2015	$1.95964	$1.82583	121,488
01/01/2016 to 12/31/2016	$1.82583	$1.55576	70,427
01/01/2017 to 12/31/2017	$1.55576	$1.25085	21,982
01/01/2018 to 12/31/2018	$1.25085	$1.27539	10,982
ProFund VP Bull
01/01/2009 to 12/31/2009	$8.89400	$10.83802	273,451
01/01/2010 to 12/31/2010	$10.83802	$11.95730	323,429
01/01/2011 to 12/31/2011	$11.95730	$11.71869	48,635
01/01/2012 to 12/31/2012	$11.71869	$13.07876	42,092
01/01/2013 to 12/31/2013	$13.07876	$16.63119	31,063
01/01/2014 to 12/31/2014	$16.63119	$18.16770	21,468
01/01/2015 to 12/31/2015	$18.16770	$17.72272	14,157
01/01/2016 to 12/31/2016	$17.72272	$19.04712	12,947
01/01/2017 to 12/31/2017	$19.04712	$22.27807	11,068
01/01/2018 to 12/31/2018	$22.27807	$20.48799	13,833
ProFund VP Consumer Goods Portfolio
01/01/2009 to 12/31/2009	$10.04356	$11.96543	17,709
01/01/2010 to 12/31/2010	$11.96543	$13.76207	43,586
01/01/2011 to 12/31/2011	$13.76207	$14.42419	41,356
01/01/2012 to 12/31/2012	$14.42419	$15.67008	32,267
01/01/2013 to 12/31/2013	$15.67008	$19.72610	24,901
01/01/2014 to 12/31/2014	$19.72610	$21.30865	23,301
01/01/2015 to 12/31/2015	$21.30865	$21.75189	22,112
01/01/2016 to 12/31/2016	$21.75189	$22.07336	12,454
01/01/2017 to 12/31/2017	$22.07336	$24.89004	5,236
01/01/2018 to 12/31/2018	$24.89004	$20.77908	1,049

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Consumer Services
01/01/2009 to 12/31/2009	$7.61317	$9.75926	14,506
01/01/2010 to 12/31/2010	$9.75926	$11.61004	120,159
01/01/2011 to 12/31/2011	$11.61004	$12.00405	85,233
01/01/2012 to 12/31/2012	$12.00405	$14.36319	61,929
01/01/2013 to 12/31/2013	$14.36319	$19.68807	47,944
01/01/2014 to 12/31/2014	$19.68807	$21.69857	18,110
01/01/2015 to 12/31/2015	$21.69857	$22.26174	22,870
01/01/2016 to 12/31/2016	$22.26174	$22.73077	11,947
01/01/2017 to 12/31/2017	$22.73077	$26.36925	4,767
01/01/2018 to 12/31/2018	$26.36925	$25.99790	1,603
ProFund VP Europe 30
01/01/2009 to 12/31/2009	$11.10035	$14.39147	230,637
01/01/2010 to 12/31/2010	$14.39147	$14.47535	236,627
01/01/2011 to 12/31/2011	$14.47535	$12.92577	12,682
01/01/2012 to 12/31/2012	$12.92577	$14.76879	80,673
01/01/2013 to 12/31/2013	$14.76879	$17.60485	59,074
01/01/2014 to 12/31/2014	$17.60485	$15.76078	18,896
01/01/2015 to 12/31/2015	$15.76078	$13.76540	13,798
01/01/2016 to 12/31/2016	$13.76540	$14.54438	16,444
01/01/2017 to 12/31/2017	$14.54438	$17.06415	16,694
01/01/2018 to 12/31/2018	$17.06415	$14.35830	6,816
ProFund VP Financials
01/01/2009 to 12/31/2009	$6.05531	$6.82478	139,451
01/01/2010 to 12/31/2010	$6.82478	$7.41932	179,107
01/01/2011 to 12/31/2011	$7.41932	$6.26537	156,822
01/01/2012 to 12/31/2012	$6.26537	$7.65835	97,961
01/01/2013 to 12/31/2013	$7.65835	$9.91269	89,595
01/01/2014 to 12/31/2014	$9.91269	$10.96929	72,701
01/01/2015 to 12/31/2015	$10.96929	$10.58920	55,214
01/01/2016 to 12/31/2016	$10.58920	$11.96788	33,680
01/01/2017 to 12/31/2017	$11.96788	$13.86277	19,694
01/01/2018 to 12/31/2018	$13.86277	$12.16726	6,948
ProFund VP Health Care
01/01/2009 to 12/31/2009	$9.19509	$10.77348	111,461
01/01/2010 to 12/31/2010	$10.77348	$10.85820	91,929
01/01/2011 to 12/31/2011	$10.85820	$11.71755	99,313
01/01/2012 to 12/31/2012	$11.71755	$13.48139	79,172
01/01/2013 to 12/31/2013	$13.48139	$18.46460	66,559
01/01/2014 to 12/31/2014	$18.46460	$22.38395	51,085
01/01/2015 to 12/31/2015	$22.38395	$23.03811	30,864
01/01/2016 to 12/31/2016	$23.03811	$21.66335	19,498
01/01/2017 to 12/31/2017	$21.66335	$25.67254	9,626
01/01/2018 to 12/31/2018	$25.67254	$26.27206	3,015
ProFund VP Industrials
01/01/2009 to 12/31/2009	$9.98925	$12.14858	155,971
01/01/2010 to 12/31/2010	$12.14858	$14.73327	125,562
01/01/2011 to 12/31/2011	$14.73327	$14.18132	41,462
01/01/2012 to 12/31/2012	$14.18132	$16.09283	19,837
01/01/2013 to 12/31/2013	$16.09283	$21.79388	19,111
01/01/2014 to 12/31/2014	$21.79388	$22.54916	14,244
01/01/2015 to 12/31/2015	$22.54916	$21.34225	5,437
01/01/2016 to 12/31/2016	$21.34225	$24.58662	5,261
01/01/2017 to 12/31/2017	$24.58662	$29.49345	983
01/01/2018 to 12/31/2018	$29.49345	$25.21097	395

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Japan
01/01/2009 to 12/31/2009	$10.32099	$11.15932	54,065
01/01/2010 to 12/31/2010	$11.15932	$10.22161	67,234
01/01/2011 to 12/31/2011	$10.22161	$8.16027	6,477
01/01/2012 to 12/31/2012	$8.16027	$9.83190	24,094
01/01/2013 to 12/31/2013	$9.83190	$14.28309	26,525
01/01/2014 to 12/31/2014	$14.28309	$14.44903	8,371
01/01/2015 to 12/31/2015	$14.44903	$14.98255	13,603
01/01/2016 to 12/31/2016	$14.98255	$14.74434	5,930
01/01/2017 to 12/31/2017	$14.74434	$17.11663	5,054
01/01/2018 to 12/31/2018	$17.11663	$14.82071	2,677
ProFund VP Large-Cap Growth
01/01/2009 to 12/31/2009	$7.26206	$9.23297	268,256
01/01/2010 to 12/31/2010	$9.23297	$10.24134	208,930
01/01/2011 to 12/31/2011	$10.24134	$10.35103	179,188
01/01/2012 to 12/31/2012	$10.35103	$11.43375	83,338
01/01/2013 to 12/31/2013	$11.43375	$14.64128	64,412
01/01/2014 to 12/31/2014	$14.64128	$16.20339	71,155
01/01/2015 to 12/31/2015	$16.20339	$16.47588	35,221
01/01/2016 to 12/31/2016	$16.47588	$16.95704	17,837
01/01/2017 to 12/31/2017	$16.95704	$20.82210	20,545
01/01/2018 to 12/31/2018	$20.82210	$20.02393	12,027
ProFund VP Large-Cap Value
01/01/2009 to 12/31/2009	$6.96761	$8.15739	117,790
01/01/2010 to 12/31/2010	$8.15739	$9.02517	73,359
01/01/2011 to 12/31/2011	$9.02517	$8.73170	103,431
01/01/2012 to 12/31/2012	$8.73170	$9.87625	154,329
01/01/2013 to 12/31/2013	$9.87625	$12.57208	83,115
01/01/2014 to 12/31/2014	$12.57208	$13.61111	85,083
01/01/2015 to 12/31/2015	$13.61111	$12.70728	76,102
01/01/2016 to 12/31/2016	$12.70728	$14.37559	40,347
01/01/2017 to 12/31/2017	$14.37559	$15.98163	18,924
01/01/2018 to 12/31/2018	$15.98163	$13.99597	22,715
ProFund VP Mid-Cap Growth
01/01/2009 to 12/31/2009	$9.76903	$13.24202	140,661
01/01/2010 to 12/31/2010	$13.24202	$16.66521	179,903
01/01/2011 to 12/31/2011	$16.66521	$15.85981	112,247
01/01/2012 to 12/31/2012	$15.85981	$17.93256	67,404
01/01/2013 to 12/31/2013	$17.93256	$22.93850	51,906
01/01/2014 to 12/31/2014	$22.93850	$23.80410	50,231
01/01/2015 to 12/31/2015	$23.80410	$23.39408	14,202
01/01/2016 to 12/31/2016	$23.39408	$25.87953	13,542
01/01/2017 to 12/31/2017	$25.87953	$30.00659	7,597
01/01/2018 to 12/31/2018	$30.00659	$25.88101	7,499
ProFund VP Mid-Cap Value
01/01/2009 to 12/31/2009	$11.03076	$14.14756	40,269
01/01/2010 to 12/31/2010	$14.14756	$16.70028	56,607
01/01/2011 to 12/31/2011	$16.70028	$15.72452	57,508
01/01/2012 to 12/31/2012	$15.72452	$17.96198	50,061
01/01/2013 to 12/31/2013	$17.96198	$23.26378	30,380
01/01/2014 to 12/31/2014	$23.26378	$25.12064	11,310
01/01/2015 to 12/31/2015	$25.12064	$22.59348	11,656
01/01/2016 to 12/31/2016	$22.59348	$27.53256	15,660
01/01/2017 to 12/31/2017	$27.53256	$29.84586	3,812
01/01/2018 to 12/31/2018	$29.84586	$25.35883	3,778

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP NASDAQ-100
01/01/2009 to 12/31/2009	$9.43680	$14.05790	62,232
01/01/2010 to 12/31/2010	$14.05790	$16.29047	46,817
01/01/2011 to 12/31/2011	$16.29047	$16.19771	80,834
01/01/2012 to 12/31/2012	$16.19771	$18.44962	71,926
01/01/2013 to 12/31/2013	$18.44962	$24.27788	55,633
01/01/2014 to 12/31/2014	$24.27788	$27.83849	39,777
01/01/2015 to 12/31/2015	$27.83849	$29.31553	35,573
01/01/2016 to 12/31/2016	$29.31553	$30.24093	10,377
01/01/2017 to 12/31/2017	$30.24093	$38.63953	7,233
01/01/2018 to 12/31/2018	$38.63953	$37.15438	386
ProFund VP Oil & Gas
01/01/2009 to 12/31/2009	$18.75069	$21.22361	166,584
01/01/2010 to 12/31/2010	$21.22361	$24.49384	127,926
01/01/2011 to 12/31/2011	$24.49384	$24.54416	81,185
01/01/2012 to 12/31/2012	$24.54416	$24.74890	77,337
01/01/2013 to 12/31/2013	$24.74890	$30.09226	36,739
01/01/2014 to 12/31/2014	$30.09226	$26.28523	31,569
01/01/2015 to 12/31/2015	$26.28523	$19.73844	26,036
01/01/2016 to 12/31/2016	$19.73844	$24.02313	13,719
01/01/2017 to 12/31/2017	$24.02313	$22.79668	5,872
01/01/2018 to 12/31/2018	$22.79668	$17.82046	2,106
ProFund VP Pharmaceuticals
01/01/2009 to 12/31/2009	$7.26192	$8.31919	76,573
01/01/2010 to 12/31/2010	$8.31919	$8.19165	31,433
01/01/2011 to 12/31/2011	$8.19165	$9.32323	76,191
01/01/2012 to 12/31/2012	$9.32323	$10.21944	32,931
01/01/2013 to 12/31/2013	$10.21944	$13.18257	20,057
01/01/2014 to 12/31/2014	$13.18257	$15.42014	17,475
01/01/2015 to 12/31/2015	$15.42014	$15.78321	19,428
01/01/2016 to 12/31/2016	$15.78321	$14.89078	8,289
01/01/2017 to 12/31/2017	$14.89078	$16.10530	7,623
01/01/2018 to 12/31/2018	$16.10530	$14.80303	1,649
ProFund VP Precious Metals
01/01/2009 to 12/31/2009	$14.43440	$19.14264	162,633
01/01/2010 to 12/31/2010	$19.14264	$24.93763	128,642
01/01/2011 to 12/31/2011	$24.93763	$19.74363	82,842
01/01/2012 to 12/31/2012	$19.74363	$16.53319	58,494
01/01/2013 to 12/31/2013	$16.53319	$10.05409	40,196
01/01/2014 to 12/31/2014	$10.05409	$7.50125	44,206
01/01/2015 to 12/31/2015	$7.50125	$4.93596	28,981
01/01/2016 to 12/31/2016	$4.93596	$7.53772	18,069
01/01/2017 to 12/31/2017	$7.53772	$7.77731	7,704
01/01/2018 to 12/31/2018	$7.77731	$6.59437	3,028
ProFund VP Real Estate
01/01/2009 to 12/31/2009	$10.22317	$12.81358	62,044
01/01/2010 to 12/31/2010	$12.81358	$15.65813	49,229
01/01/2011 to 12/31/2011	$15.65813	$16.07450	27,887
01/01/2012 to 12/31/2012	$16.07450	$18.45752	30,772
01/01/2013 to 12/31/2013	$18.45752	$18.10496	19,225
01/01/2014 to 12/31/2014	$18.10496	$22.18182	12,255
01/01/2015 to 12/31/2015	$22.18182	$21.80873	7,264
01/01/2016 to 12/31/2016	$21.80873	$22.59736	4,804
01/01/2017 to 12/31/2017	$22.59736	$23.92936	4,318
01/01/2018 to 12/31/2018	$23.92936	$22.11218	903

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Rising Rates Opportunity
01/01/2009 to 12/31/2009	$4.37656	$5.66953	286,601
01/01/2010 to 12/31/2010	$5.66953	$4.66570	480,663
01/01/2011 to 12/31/2011	$4.66570	$2.85778	263,803
01/01/2012 to 12/31/2012	$2.85778	$2.60619	117,444
01/01/2013 to 12/31/2013	$2.60619	$2.97490	261,652
01/01/2014 to 12/31/2014	$2.97490	$2.03316	56,987
01/01/2015 to 12/31/2015	$2.03316	$1.96081	56,603
01/01/2016 to 12/31/2016	$1.96081	$1.82244	107,002
01/01/2017 to 12/31/2017	$1.82244	$1.57346	107,359
01/01/2018 to 12/31/2018	$1.57346	$1.60591	77,923
ProFund VP Short NASDAQ-100
01/01/2009 to 12/31/2009	$6.71119	$3.90263	72,786
01/01/2010 to 12/31/2010	$3.90263	$3.01426	28,594
01/01/2011 to 12/31/2011	$3.01426	$2.64465	37,552
01/01/2012 to 12/31/2012	$2.64465	$2.10447	11,448
01/01/2013 to 12/31/2013	$2.10447	$1.45594	37,829
01/01/2014 to 12/31/2014	$1.45594	$1.15023	28,466
01/01/2015 to 12/31/2015	$1.15023	$0.98028	65,714
01/01/2016 to 12/31/2016	$0.98028	$0.86410	8,080
01/01/2017 to 12/31/2017	$0.86410	$0.63309	5,696
01/01/2018 to 12/31/2018	$0.63309	$0.60244	1,359
ProFund VP Small-Cap Growth
01/01/2009 to 12/31/2009	$11.32314	$14.00071	169,514
01/01/2010 to 12/31/2010	$14.00071	$17.25056	184,353
01/01/2011 to 12/31/2011	$17.25056	$17.12270	80,115
01/01/2012 to 12/31/2012	$17.12270	$18.87414	49,079
01/01/2013 to 12/31/2013	$18.87414	$25.97416	62,531
01/01/2014 to 12/31/2014	$25.97416	$26.00776	29,019
01/01/2015 to 12/31/2015	$26.00776	$25.78650	9,739
01/01/2016 to 12/31/2016	$25.78650	$30.38577	17,664
01/01/2017 to 12/31/2017	$30.38577	$33.64189	16,326
01/01/2018 to 12/31/2018	$33.64189	$31.07035	2,730
ProFund VP Small-Cap Value
01/01/2009 to 12/31/2009	$11.41909	$13.47382	29,196
01/01/2010 to 12/31/2010	$13.47382	$16.12293	119,962
01/01/2011 to 12/31/2011	$16.12293	$15.15275	43,755
01/01/2012 to 12/31/2012	$15.15275	$17.24840	54,224
01/01/2013 to 12/31/2013	$17.24840	$23.27201	60,710
01/01/2014 to 12/31/2014	$23.27201	$24.13255	14,902
01/01/2015 to 12/31/2015	$24.13255	$21.69194	26,423
01/01/2016 to 12/31/2016	$21.69194	$27.37683	22,738
01/01/2017 to 12/31/2017	$27.37683	$29.43635	8,762
01/01/2018 to 12/31/2018	$29.43635	$24.74384	2,779
ProFund VP Telecommunications
01/01/2009 to 12/31/2009	$9.37319	$9.85810	166,567
01/01/2010 to 12/31/2010	$9.85810	$11.17655	109,202
01/01/2011 to 12/31/2011	$11.17655	$11.15804	33,727
01/01/2012 to 12/31/2012	$11.15804	$12.74058	41,788
01/01/2013 to 12/31/2013	$12.74058	$13.99274	15,809
01/01/2014 to 12/31/2014	$13.99274	$13.79049	15,473
01/01/2015 to 12/31/2015	$13.79049	$13.72034	9,931
01/01/2016 to 12/31/2016	$13.72034	$16.35894	10,326
01/01/2017 to 12/31/2017	$16.35894	$15.69223	6,006
01/01/2018 to 12/31/2018	$15.69223	$13.05400	864

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP U.S. Government Plus
01/01/2009 to 12/31/2009	$16.33188	$10.78461	108,507
01/01/2010 to 12/31/2010	$10.78461	$11.63681	104,863
01/01/2011 to 12/31/2011	$11.63681	$16.36772	108,287
01/01/2012 to 12/31/2012	$16.36772	$16.19578	54,420
01/01/2013 to 12/31/2013	$16.19578	$12.83813	27,833
01/01/2014 to 12/31/2014	$12.83813	$17.16011	36,723
01/01/2015 to 12/31/2015	$17.16011	$15.86813	19,918
01/01/2016 to 12/31/2016	$15.86813	$15.50385	18,791
01/01/2017 to 12/31/2017	$15.50385	$16.63619	6,443
01/01/2018 to 12/31/2018	$16.63619	$15.41759	5,655
ProFund VP UltraMid-Cap
01/01/2009 to 12/31/2009	$8.52977	$13.85816	98,445
01/01/2010 to 12/31/2010	$13.85816	$20.32793	99,260
01/01/2011 to 12/31/2011	$20.32793	$17.20284	42,234
01/01/2012 to 12/31/2012	$17.20284	$22.33552	36,031
01/01/2013 to 12/31/2013	$22.33552	$37.34568	25,111
01/01/2014 to 12/31/2014	$37.34568	$42.21393	8,117
01/01/2015 to 12/31/2015	$42.21393	$37.58467	2,653
01/01/2016 to 12/31/2016	$37.58467	$50.79990	2,529
01/01/2017 to 12/31/2017	$50.79990	$64.15494	976
01/01/2018 to 12/31/2018	$64.15494	$46.03476	100
ProFund VP Utilities
01/01/2009 to 12/31/2009	$14.93851	$16.21137	57,422
01/01/2010 to 12/31/2010	$16.21137	$16.83260	77,564
01/01/2011 to 12/31/2011	$16.83260	$19.38516	89,119
01/01/2012 to 12/31/2012	$19.38516	$19.02342	48,435
01/01/2013 to 12/31/2013	$19.02342	$21.12493	47,642
01/01/2014 to 12/31/2014	$21.12493	$26.06148	36,575
01/01/2015 to 12/31/2015	$26.06148	$23.90495	6,108
01/01/2016 to 12/31/2016	$23.90495	$26.96036	10,728
01/01/2017 to 12/31/2017	$26.96036	$29.23391	3,207
01/01/2018 to 12/31/2018	$29.23391	$29.47220	2,015
PSF SP International Growth Portfolio
formerly,Prudential SP International Growth Portfolio
01/01/2009 to 12/31/2009	$8.12681	$10.92301	55,453
01/01/2010 to 12/31/2010	$10.92301	$12.20425	36,522
01/01/2011 to 12/31/2011	$12.20425	$10.17656	19,339
01/01/2012 to 12/31/2012	$10.17656	$12.20625	14,587
01/01/2013 to 12/31/2013	$12.20625	$14.21926	7,820
01/01/2014 to 12/31/2014	$14.21926	$13.13838	3,588
01/01/2015 to 12/31/2015	$13.13838	$13.30914	2,956
01/01/2016 to 12/31/2016	$13.30914	$12.57639	2,022
01/01/2017 to 12/31/2017	$12.57639	$16.73976	2,501
01/01/2018 to 12/31/2018	$16.73976	$14.30142	1,952
Wells Fargo VT International Equity Fund - Class 1
07/16/2010* to 12/31/2010	$11.67525	$14.09426	111,815
01/01/2011 to 12/31/2011	$14.09426	$12.04609	75,328
01/01/2012 to 12/31/2012	$12.04609	$13.41981	70,838
01/01/2013 to 12/31/2013	$13.41981	$15.77358	51,146
01/01/2014 to 12/31/2014	$15.77358	$14.63877	40,672
01/01/2015 to 12/31/2015	$14.63877	$14.67531	31,807
01/01/2016 to 12/31/2016	$14.67531	$14.85066	22,851
01/01/2017 to 12/31/2017	$14.85066	$18.17245	18,390
01/01/2018 to 12/31/2018	$18.17245	$14.80478	12,615

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Wells Fargo VT Omega Growth Fund - Class 1
07/16/2010* to 12/31/2010	$15.09012	$18.99971	20,242
01/01/2011 to 12/31/2011	$18.99971	$17.62288	29,311
01/01/2012 to 12/31/2012	$17.62288	$20.85446	26,757
01/01/2013 to 12/31/2013	$20.85446	$28.65686	31,903
01/01/2014 to 12/31/2014	$28.65686	$29.23166	16,822
01/01/2015 to 12/31/2015	$29.23166	$29.11139	5,063
01/01/2016 to 12/31/2016	$29.11139	$28.74951	3,104
01/01/2017 to 12/31/2017	$28.74951	$38.02455	2,662
01/01/2018 to 12/31/2018	$38.02455	$37.45311	1,681
Wells Fargo VT Small Cap Growth Fund - Class 1
07/16/2010* to 12/31/2010	$9.59317	$12.22825	60,263
01/01/2011 to 12/31/2011	$12.22825	$11.46358	35,186
01/01/2012 to 12/31/2012	$11.46358	$12.14515	21,797
01/01/2013 to 12/31/2013	$12.14515	$17.91968	22,330
01/01/2014 to 12/31/2014	$17.91968	$17.26733	15,359
01/01/2015 to 12/31/2015	$17.26733	$16.47607	16,725
01/01/2016 to 12/31/2016	$16.47607	$17.45591	12,535
01/01/2017 to 12/31/2017	$17.45591	$21.57950	11,394
01/01/2018 to 12/31/2018	$21.57950	$21.45711	9,593
*Denotes the start date of these sub-accounts

ASAP III
Prudential Annuities Life Assurance Corporation
Statement of Additional Information
ACCUMULATION UNIT VALUES: With Combo 5%/HAV 80 bps OR With HD GRO 60 bps and Combo 5%/HAV 80 bps OR GRO Plus 2008 60 bps
and Combo 5%/HAV 80 bps - Cliff M&E (2.05%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
05/01/2009 to 12/31/2009	$10.02469	$12.21797	3,365,059
01/01/2010 to 12/31/2010	$12.21797	$13.39941	5,268,356
01/01/2011 to 12/31/2011	$13.39941	$12.77617	4,442,063
01/01/2012 to 12/31/2012	$12.77617	$14.08649	4,578,694
01/01/2013 to 12/31/2013	$14.08649	$15.17391	4,010,416
01/01/2014 to 12/31/2014	$15.17391	$15.43037	3,564,839
01/01/2015 to 12/31/2015	$15.43037	$14.62756	2,722,140
01/01/2016 to 12/31/2016	$14.62756	$15.23624	2,402,817
01/01/2017 to 12/31/2017	$15.23624	$16.80300	2,138,577
01/01/2018 to 12/31/2018	$16.80300	$15.11777	1,229,536
AST Advanced Strategies Portfolio
05/01/2009 to 12/31/2009	$10.03703	$12.41496	1,820,120
01/01/2010 to 12/31/2010	$12.41496	$13.82727	2,767,854
01/01/2011 to 12/31/2011	$13.82727	$13.55948	2,216,060
01/01/2012 to 12/31/2012	$13.55948	$15.09396	2,607,360
01/01/2013 to 12/31/2013	$15.09396	$17.23247	2,524,109
01/01/2014 to 12/31/2014	$17.23247	$17.91019	2,227,707
01/01/2015 to 12/31/2015	$17.91019	$17.68394	1,952,226
01/01/2016 to 12/31/2016	$17.68394	$18.55333	1,773,743
01/01/2017 to 12/31/2017	$18.55333	$21.25019	1,413,401
01/01/2018 to 12/31/2018	$21.25019	$19.58711	1,069,129
AST AQR Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99830	$11.60501	0
01/01/2014 to 12/31/2014	$11.60501	$12.86408	0
01/01/2015 to 12/31/2015	$12.86408	$12.81794	0
01/01/2016 to 12/31/2016	$12.81794	$13.89967	0
01/01/2017 to 12/31/2017	$13.89967	$16.62936	1,094
01/01/2018 to 12/31/2018	$16.62936	$14.96183	1,094
AST Balanced Asset Allocation Portfolio
05/01/2009 to 12/31/2009	$10.02350	$12.04275	4,105,360
01/01/2010 to 12/31/2010	$12.04275	$13.24854	6,540,463
01/01/2011 to 12/31/2011	$13.24854	$12.81964	5,259,707
01/01/2012 to 12/31/2012	$12.81964	$14.12287	5,738,680
01/01/2013 to 12/31/2013	$14.12287	$16.27463	5,800,649
01/01/2014 to 12/31/2014	$16.27463	$16.98056	5,432,988
01/01/2015 to 12/31/2015	$16.98056	$16.71161	4,883,532
01/01/2016 to 12/31/2016	$16.71161	$17.40084	4,511,969
01/01/2017 to 12/31/2017	$17.40084	$19.58583	3,343,717
01/01/2018 to 12/31/2018	$19.58583	$18.23565	2,552,465
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99830	$9.14186	60,919
01/01/2012 to 12/31/2012	$9.14186	$10.01934	181,581
01/01/2013 to 12/31/2013	$10.01934	$10.87913	254,891
01/01/2014 to 12/31/2014	$10.87913	$11.17777	268,384
01/01/2015 to 12/31/2015	$11.17777	$10.62018	210,251
01/01/2016 to 12/31/2016	$10.62018	$11.12714	192,469
01/01/2017 to 12/31/2017	$11.12714	$12.27425	183,009
01/01/2018 to 12/31/2018	$12.27425	$11.38660	109,445

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST BlackRock Low Duration Bond Portfolio
05/01/2009 to 12/31/2009	$9.99055	$10.48455	240,395
01/01/2010 to 12/31/2010	$10.48455	$10.67009	445,435
01/01/2011 to 12/31/2011	$10.67009	$10.68655	516,157
01/01/2012 to 12/31/2012	$10.68655	$10.95850	572,206
01/01/2013 to 12/31/2013	$10.95850	$10.50054	549,963
01/01/2014 to 12/31/2014	$10.50054	$10.27549	348,779
01/01/2015 to 12/31/2015	$10.27549	$10.11337	283,825
01/01/2016 to 12/31/2016	$10.11337	$10.06902	258,309
01/01/2017 to 12/31/2017	$10.06902	$10.03147	216,737
01/01/2018 to 12/31/2018	$10.03147	$9.89801	151,102
AST BlackRock/Loomis Sayles Bond Portfolio
05/01/2009 to 12/31/2009	$9.98243	$11.05200	2,760,749
01/01/2010 to 12/31/2010	$11.05200	$11.66091	4,831,426
01/01/2011 to 12/31/2011	$11.66091	$11.78533	3,763,460
01/01/2012 to 12/31/2012	$11.78533	$12.61951	4,344,963
01/01/2013 to 12/31/2013	$12.61951	$12.13375	4,224,268
01/01/2014 to 12/31/2014	$12.13375	$12.38788	3,491,513
01/01/2015 to 12/31/2015	$12.38788	$11.87815	2,931,445
01/01/2016 to 12/31/2016	$11.87815	$12.12713	2,627,795
01/01/2017 to 12/31/2017	$12.12713	$12.39734	2,303,220
01/01/2018 to 12/31/2018	$12.39734	$12.06160	1,703,440
AST Bond Portfolio 2018
05/01/2009 to 12/31/2009	$9.92264	$9.67633	0
01/01/2010 to 12/31/2010	$9.67633	$10.53820	0
01/01/2011 to 12/31/2011	$10.53820	$11.72427	0
01/01/2012 to 12/31/2012	$11.72427	$12.14003	0
01/01/2013 to 12/31/2013	$12.14003	$11.51743	0
01/01/2014 to 12/31/2014	$11.51743	$11.58163	0
01/01/2015 to 12/31/2015	$11.58163	$11.43606	0
01/01/2016 to 12/31/2016	$11.43606	$11.38245	0
01/01/2017 to 12/31/2017	$11.38245	$11.22933	4,100
01/01/2018 to 12/31/2018	$11.22933	$11.08149	0
AST Bond Portfolio 2019
05/01/2009 to 12/31/2009	$9.90542	$9.57703	0
01/01/2010 to 12/31/2010	$9.57703	$10.44644	0
01/01/2011 to 12/31/2011	$10.44644	$11.86706	0
01/01/2012 to 12/31/2012	$11.86706	$12.30452	0
01/01/2013 to 12/31/2013	$12.30452	$11.46998	0
01/01/2014 to 12/31/2014	$11.46998	$11.71391	0
01/01/2015 to 12/31/2015	$11.71391	$11.59674	0
01/01/2016 to 12/31/2016	$11.59674	$11.52380	0
01/01/2017 to 12/31/2017	$11.52380	$11.37409	980
01/01/2018 to 12/31/2018	$11.37409	$11.20236	9,655
AST Bond Portfolio 2020
05/01/2009 to 12/31/2009	$9.88413	$9.25198	0
01/01/2010 to 12/31/2010	$9.25198	$10.13572	0
01/01/2011 to 12/31/2011	$10.13572	$11.78243	0
01/01/2012 to 12/31/2012	$11.78243	$12.26990	0
01/01/2013 to 12/31/2013	$12.26990	$11.23524	0
01/01/2014 to 12/31/2014	$11.23524	$11.68273	0
01/01/2015 to 12/31/2015	$11.68273	$11.61798	0
01/01/2016 to 12/31/2016	$11.61798	$11.60303	0
01/01/2017 to 12/31/2017	$11.60303	$11.46637	13,446
01/01/2018 to 12/31/2018	$11.46637	$11.26263	14,662

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2021
01/04/2010* to 12/31/2010	$9.99773	$10.98026	0
01/01/2011 to 12/31/2011	$10.98026	$12.93900	0
01/01/2012 to 12/31/2012	$12.93900	$13.53446	0
01/01/2013 to 12/31/2013	$13.53446	$12.32897	0
01/01/2014 to 12/31/2014	$12.32897	$13.00387	428
01/01/2015 to 12/31/2015	$13.00387	$12.96440	613
01/01/2016 to 12/31/2016	$12.96440	$12.95753	726
01/01/2017 to 12/31/2017	$12.95753	$12.89312	6,410
01/01/2018 to 12/31/2018	$12.89312	$12.63598	8,587
AST Bond Portfolio 2022
01/03/2011* to 12/31/2011	$9.99830	$11.99002	0
01/01/2012 to 12/31/2012	$11.99002	$12.43055	0
01/01/2013 to 12/31/2013	$12.43055	$10.98908	0
01/01/2014 to 12/31/2014	$10.98908	$11.87996	0
01/01/2015 to 12/31/2015	$11.87996	$11.88030	0
01/01/2016 to 12/31/2016	$11.88030	$11.84983	0
01/01/2017 to 12/31/2017	$11.84983	$11.78964	1,488
01/01/2018 to 12/31/2018	$11.78964	$11.52964	1,560
AST Bond Portfolio 2023
01/03/2012* to 12/31/2012	$9.99774	$10.37249	0
01/01/2013 to 12/31/2013	$10.37249	$9.12368	0
01/01/2014 to 12/31/2014	$9.12368	$10.06432	0
01/01/2015 to 12/31/2015	$10.06432	$10.12484	0
01/01/2016 to 12/31/2016	$10.12484	$10.10721	0
01/01/2017 to 12/31/2017	$10.10721	$10.06837	3,398
01/01/2018 to 12/31/2018	$10.06837	$9.83485	0
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	$9.99887	$8.72726	0
01/01/2014 to 12/31/2014	$8.72726	$9.79563	0
01/01/2015 to 12/31/2015	$9.79563	$9.86740	0
01/01/2016 to 12/31/2016	$9.86740	$9.84975	0
01/01/2017 to 12/31/2017	$9.84975	$9.81076	0
01/01/2018 to 12/31/2018	$9.81076	$9.54676	0
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$9.99887	$11.27417	0
01/01/2015 to 12/31/2015	$11.27417	$11.26376	0
01/01/2016 to 12/31/2016	$11.26376	$11.30605	0
01/01/2017 to 12/31/2017	$11.30605	$11.27745	0
01/01/2018 to 12/31/2018	$11.27745	$10.96390	3,332
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$9.99887	$9.91252	0
01/01/2016 to 12/31/2016	$9.91252	$9.91141	0
01/01/2017 to 12/31/2017	$9.91141	$9.94374	53,713
01/01/2018 to 12/31/2018	$9.94374	$9.63760	42,254
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$9.99774	$9.85432	0
01/01/2017 to 12/31/2017	$9.85432	$9.91195	2,418
01/01/2018 to 12/31/2018	$9.91195	$9.58554	153,759
AST Bond Portfolio 2028
01/03/2017* to 12/31/2017	$9.99773	$10.01119	0
01/01/2018 to 12/31/2018	$10.01119	$9.60332	1,928
AST Bond Portfolio 2029
01/02/2018* to 12/31/2018	$9.99773	$9.63714	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Capital Growth Asset Allocation Portfolio
05/01/2009 to 12/31/2009	$10.03880	$12.31159	3,569,333
01/01/2010 to 12/31/2010	$12.31159	$13.67227	4,979,410
01/01/2011 to 12/31/2011	$13.67227	$13.06742	3,397,925
01/01/2012 to 12/31/2012	$13.06742	$14.55551	4,089,027
01/01/2013 to 12/31/2013	$14.55551	$17.49083	4,672,956
01/01/2014 to 12/31/2014	$17.49083	$18.33063	4,467,350
01/01/2015 to 12/31/2015	$18.33063	$18.05057	4,176,279
01/01/2016 to 12/31/2016	$18.05057	$18.89015	3,843,017
01/01/2017 to 12/31/2017	$18.89015	$21.81428	3,509,767
01/01/2018 to 12/31/2018	$21.81428	$20.03620	2,693,183
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99830	$11.62256	44,622
01/01/2014 to 12/31/2014	$11.62256	$12.93379	64,381
01/01/2015 to 12/31/2015	$12.93379	$12.21616	40,428
01/01/2016 to 12/31/2016	$12.21616	$13.74858	109,306
01/01/2017 to 12/31/2017	$13.74858	$15.94601	107,786
01/01/2018 to 12/31/2018	$15.94601	$14.87303	74,025
AST Cohen & Steers Realty Portfolio
05/01/2009 to 12/31/2009	$9.61482	$14.51318	72,498
01/01/2010 to 12/31/2010	$14.51318	$18.29462	140,193
01/01/2011 to 12/31/2011	$18.29462	$19.10114	108,337
01/01/2012 to 12/31/2012	$19.10114	$21.58056	141,232
01/01/2013 to 12/31/2013	$21.58056	$21.80036	139,424
01/01/2014 to 12/31/2014	$21.80036	$27.95488	132,976
01/01/2015 to 12/31/2015	$27.95488	$28.70830	114,264
01/01/2016 to 12/31/2016	$28.70830	$29.47539	107,255
01/01/2017 to 12/31/2017	$29.47539	$30.67600	99,277
01/01/2018 to 12/31/2018	$30.67600	$28.61516	71,899
AST Fidelity Institutional AM® Quantitative Portfolio
formerly,AST FI Pyramis® Quantitative Portfolio
05/01/2009 to 12/31/2009	$10.01317	$12.29837	1,869,407
01/01/2010 to 12/31/2010	$12.29837	$13.77665	2,940,865
01/01/2011 to 12/31/2011	$13.77665	$13.29159	2,235,838
01/01/2012 to 12/31/2012	$13.29159	$14.40325	2,337,350
01/01/2013 to 12/31/2013	$14.40325	$16.19043	2,299,222
01/01/2014 to 12/31/2014	$16.19043	$16.35834	2,047,404
01/01/2015 to 12/31/2015	$16.35834	$16.18174	1,820,250
01/01/2016 to 12/31/2016	$16.18174	$16.52496	1,593,504
01/01/2017 to 12/31/2017	$16.52496	$18.85341	1,407,168
01/01/2018 to 12/31/2018	$18.85341	$17.03467	918,491
AST Global Real Estate Portfolio
05/01/2009 to 12/31/2009	$9.85943	$13.93707	44,478
01/01/2010 to 12/31/2010	$13.93707	$16.40903	89,121
01/01/2011 to 12/31/2011	$16.40903	$15.26310	73,059
01/01/2012 to 12/31/2012	$15.26310	$18.95705	105,274
01/01/2013 to 12/31/2013	$18.95705	$19.37570	118,189
01/01/2014 to 12/31/2014	$19.37570	$21.62107	93,859
01/01/2015 to 12/31/2015	$21.62107	$21.15884	70,753
01/01/2016 to 12/31/2016	$21.15884	$20.91167	55,927
01/01/2017 to 12/31/2017	$20.91167	$22.71406	48,988
01/01/2018 to 12/31/2018	$22.71406	$21.19817	26,923

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Goldman Sachs Large-Cap Value Portfolio
05/01/2009 to 12/31/2009	$10.12464	$12.20609	151,621
01/01/2010 to 12/31/2010	$12.20609	$13.49659	217,261
01/01/2011 to 12/31/2011	$13.49659	$12.49063	168,738
01/01/2012 to 12/31/2012	$12.49063	$14.64039	193,616
01/01/2013 to 12/31/2013	$14.64039	$19.15057	219,256
01/01/2014 to 12/31/2014	$19.15057	$21.22128	205,098
01/01/2015 to 12/31/2015	$21.22128	$19.82565	366,406
01/01/2016 to 12/31/2016	$19.82565	$21.66153	347,639
01/01/2017 to 12/31/2017	$21.66153	$23.28680	296,905
01/01/2018 to 12/31/2018	$23.28680	$20.86194	238,075
AST Goldman Sachs Mid-Cap Growth Portfolio
05/01/2009 to 12/31/2009	$10.05967	$13.48651	286,175
01/01/2010 to 12/31/2010	$13.48651	$15.82914	479,051
01/01/2011 to 12/31/2011	$15.82914	$15.04348	315,046
01/01/2012 to 12/31/2012	$15.04348	$17.62478	365,162
01/01/2013 to 12/31/2013	$17.62478	$22.82105	408,372
01/01/2014 to 12/31/2014	$22.82105	$24.92999	368,878
01/01/2015 to 12/31/2015	$24.92999	$23.03051	467,454
01/01/2016 to 12/31/2016	$23.03051	$22.93047	419,853
01/01/2017 to 12/31/2017	$22.93047	$28.54686	356,686
01/01/2018 to 12/31/2018	$28.54686	$26.74246	284,106
AST Goldman Sachs Multi-Asset Portfolio
05/01/2009 to 12/31/2009	$10.02469	$11.86088	1,974,063
01/01/2010 to 12/31/2010	$11.86088	$12.96522	2,972,193
01/01/2011 to 12/31/2011	$12.96522	$12.63542	2,477,264
01/01/2012 to 12/31/2012	$12.63542	$13.62976	2,575,441
01/01/2013 to 12/31/2013	$13.62976	$14.66153	2,365,197
01/01/2014 to 12/31/2014	$14.66153	$14.94134	2,145,234
01/01/2015 to 12/31/2015	$14.94134	$14.50203	1,831,846
01/01/2016 to 12/31/2016	$14.50203	$14.95203	1,583,002
01/01/2017 to 12/31/2017	$14.95203	$16.44538	1,377,548
01/01/2018 to 12/31/2018	$16.44538	$14.96964	811,941
AST Goldman Sachs Small-Cap Value Portfolio
05/01/2009 to 12/31/2009	$9.95321	$12.76069	109,350
01/01/2010 to 12/31/2010	$12.76069	$15.84486	244,303
01/01/2011 to 12/31/2011	$15.84486	$15.72264	167,171
01/01/2012 to 12/31/2012	$15.72264	$17.81609	188,409
01/01/2013 to 12/31/2013	$17.81609	$24.22423	213,714
01/01/2014 to 12/31/2014	$24.22423	$25.43556	211,826
01/01/2015 to 12/31/2015	$25.43556	$23.54522	184,051
01/01/2016 to 12/31/2016	$23.54522	$28.67100	177,649
01/01/2017 to 12/31/2017	$28.67100	$31.50779	148,966
01/01/2018 to 12/31/2018	$31.50779	$26.51811	104,410
AST Government Money Market Portfolio
05/01/2009 to 12/31/2009	$9.99965	$9.86832	766,665
01/01/2010 to 12/31/2010	$9.86832	$9.66833	1,224,819
01/01/2011 to 12/31/2011	$9.66833	$9.47260	1,340,106
01/01/2012 to 12/31/2012	$9.47260	$9.27842	1,146,782
01/01/2013 to 12/31/2013	$9.27842	$9.08818	638,166
01/01/2014 to 12/31/2014	$9.08818	$8.90184	761,313
01/01/2015 to 12/31/2015	$8.90184	$8.71933	724,095
01/01/2016 to 12/31/2016	$8.71933	$8.54108	603,989
01/01/2017 to 12/31/2017	$8.54108	$8.39514	430,693
01/01/2018 to 12/31/2018	$8.39514	$8.32900	348,019

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST High Yield Portfolio
05/01/2009 to 12/31/2009	$10.01710	$12.51792	213,769
01/01/2010 to 12/31/2010	$12.51792	$13.91660	338,616
01/01/2011 to 12/31/2011	$13.91660	$14.06430	304,128
01/01/2012 to 12/31/2012	$14.06430	$15.68695	401,139
01/01/2013 to 12/31/2013	$15.68695	$16.46863	360,518
01/01/2014 to 12/31/2014	$16.46863	$16.54361	348,525
01/01/2015 to 12/31/2015	$16.54361	$15.62701	272,120
01/01/2016 to 12/31/2016	$15.62701	$17.66419	236,302
01/01/2017 to 12/31/2017	$17.66419	$18.59586	198,341
01/01/2018 to 12/31/2018	$18.59586	$17.85079	132,917
AST Hotchkis & Wiley Large-Cap Value Portfolio
05/01/2009 to 12/31/2009	$10.06266	$12.73478	35,867
01/01/2010 to 12/31/2010	$12.73478	$14.11529	62,582
01/01/2011 to 12/31/2011	$14.11529	$13.24781	48,285
01/01/2012 to 12/31/2012	$13.24781	$15.16693	61,639
01/01/2013 to 12/31/2013	$15.16693	$20.77804	148,729
01/01/2014 to 12/31/2014	$20.77804	$23.14984	169,100
01/01/2015 to 12/31/2015	$23.14984	$20.89831	141,740
01/01/2016 to 12/31/2016	$20.89831	$24.54175	147,712
01/01/2017 to 12/31/2017	$24.54175	$28.65392	129,543
01/01/2018 to 12/31/2018	$28.65392	$24.09160	117,058
AST International Growth Portfolio
05/01/2009 to 12/31/2009	$10.14322	$13.27294	114,610
01/01/2010 to 12/31/2010	$13.27294	$14.88574	190,802
01/01/2011 to 12/31/2011	$14.88574	$12.69655	126,232
01/01/2012 to 12/31/2012	$12.69655	$14.96878	138,669
01/01/2013 to 12/31/2013	$14.96878	$17.45611	193,582
01/01/2014 to 12/31/2014	$17.45611	$16.15352	203,169
01/01/2015 to 12/31/2015	$16.15352	$16.32043	191,121
01/01/2016 to 12/31/2016	$16.32043	$15.38262	166,615
01/01/2017 to 12/31/2017	$15.38262	$20.40633	151,810
01/01/2018 to 12/31/2018	$20.40633	$17.32136	134,705
AST International Value Portfolio
05/01/2009 to 12/31/2009	$10.11772	$13.10445	88,177
01/01/2010 to 12/31/2010	$13.10445	$14.25859	144,510
01/01/2011 to 12/31/2011	$14.25859	$12.21383	113,957
01/01/2012 to 12/31/2012	$12.21383	$13.95822	132,810
01/01/2013 to 12/31/2013	$13.95822	$16.33361	141,111
01/01/2014 to 12/31/2014	$16.33361	$14.92620	149,904
01/01/2015 to 12/31/2015	$14.92620	$14.73969	135,310
01/01/2016 to 12/31/2016	$14.73969	$14.52202	116,024
01/01/2017 to 12/31/2017	$14.52202	$17.47031	103,424
01/01/2018 to 12/31/2018	$17.47031	$14.34915	63,795
AST Investment Grade Bond Portfolio
05/01/2009 to 12/31/2009	$9.98130	$10.84732	646
01/01/2010 to 12/31/2010	$10.84732	$11.77363	41,606
01/01/2011 to 12/31/2011	$11.77363	$12.96784	14,508,528
01/01/2012 to 12/31/2012	$12.96784	$13.89578	5,830,488
01/01/2013 to 12/31/2013	$13.89578	$13.17779	1,541,523
01/01/2014 to 12/31/2014	$13.17779	$13.77631	1,479,647
01/01/2015 to 12/31/2015	$13.77631	$13.65217	5,435,546
01/01/2016 to 12/31/2016	$13.65217	$13.93515	6,359,054
01/01/2017 to 12/31/2017	$13.93515	$14.23895	2,571,928
01/01/2018 to 12/31/2018	$14.23895	$13.90830	9,305,130

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST J.P. Morgan Global Thematic Portfolio
05/01/2009 to 12/31/2009	$10.04104	$12.24956	1,577,195
01/01/2010 to 12/31/2010	$12.24956	$13.65638	2,578,775
01/01/2011 to 12/31/2011	$13.65638	$13.30069	2,017,904
01/01/2012 to 12/31/2012	$13.30069	$14.79721	2,313,211
01/01/2013 to 12/31/2013	$14.79721	$16.85384	2,215,627
01/01/2014 to 12/31/2014	$16.85384	$17.55913	2,052,971
01/01/2015 to 12/31/2015	$17.55913	$17.01900	1,826,148
01/01/2016 to 12/31/2016	$17.01900	$17.54067	1,627,617
01/01/2017 to 12/31/2017	$17.54067	$20.09541	1,508,828
01/01/2018 to 12/31/2018	$20.09541	$18.23019	985,871
AST J.P. Morgan International Equity Portfolio
05/01/2009 to 12/31/2009	$10.12738	$13.59068	177,474
01/01/2010 to 12/31/2010	$13.59068	$14.26670	327,702
01/01/2011 to 12/31/2011	$14.26670	$12.69588	244,121
01/01/2012 to 12/31/2012	$12.69588	$15.15982	272,580
01/01/2013 to 12/31/2013	$15.15982	$17.13007	294,019
01/01/2014 to 12/31/2014	$17.13007	$15.71085	283,912
01/01/2015 to 12/31/2015	$15.71085	$14.95868	235,450
01/01/2016 to 12/31/2016	$14.95868	$14.93584	216,654
01/01/2017 to 12/31/2017	$14.93584	$18.96584	176,569
01/01/2018 to 12/31/2018	$18.96584	$15.32995	132,833
AST J.P. Morgan Strategic Opportunities Portfolio
05/01/2009 to 12/31/2009	$10.07979	$11.66852	2,081,526
01/01/2010 to 12/31/2010	$11.66852	$12.26579	2,138,295
01/01/2011 to 12/31/2011	$12.26579	$12.04272	1,742,125
01/01/2012 to 12/31/2012	$12.04272	$13.05998	1,782,261
01/01/2013 to 12/31/2013	$13.05998	$14.20349	1,629,043
01/01/2014 to 12/31/2014	$14.20349	$14.67041	1,470,602
01/01/2015 to 12/31/2015	$14.67041	$14.34340	1,288,545
01/01/2016 to 12/31/2016	$14.34340	$14.58931	1,132,413
01/01/2017 to 12/31/2017	$14.58931	$16.02625	920,505
01/01/2018 to 12/31/2018	$16.02625	$14.89124	670,588
AST Jennison Large-Cap Growth Portfolio
11/16/2009* to 12/31/2009	$10.08369	$10.28511	4,844
01/01/2010 to 12/31/2010	$10.28511	$11.21447	55,900
01/01/2011 to 12/31/2011	$11.21447	$11.05769	50,517
01/01/2012 to 12/31/2012	$11.05769	$12.47550	72,952
01/01/2013 to 12/31/2013	$12.47550	$16.67927	63,560
01/01/2014 to 12/31/2014	$16.67927	$17.89006	74,641
01/01/2015 to 12/31/2015	$17.89006	$19.38687	128,547
01/01/2016 to 12/31/2016	$19.38687	$18.71228	99,887
01/01/2017 to 12/31/2017	$18.71228	$24.89742	110,263
01/01/2018 to 12/31/2018	$24.89742	$23.99133	83,283
AST Loomis Sayles Large-Cap Growth Portfolio
05/01/2009 to 12/31/2009	$10.00729	$12.71673	159,504
01/01/2010 to 12/31/2010	$12.71673	$14.91645	248,348
01/01/2011 to 12/31/2011	$14.91645	$14.47760	196,229
01/01/2012 to 12/31/2012	$14.47760	$15.91975	216,704
01/01/2013 to 12/31/2013	$15.91975	$21.30260	203,484
01/01/2014 to 12/31/2014	$21.30260	$23.07553	389,852
01/01/2015 to 12/31/2015	$23.07553	$24.87902	269,816
01/01/2016 to 12/31/2016	$24.87902	$25.72913	250,102
01/01/2017 to 12/31/2017	$25.72913	$33.51770	204,759
01/01/2018 to 12/31/2018	$33.51770	$31.94445	146,821

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST MFS Global Equity Portfolio
05/01/2009 to 12/31/2009	$10.07243	$13.36731	178,237
01/01/2010 to 12/31/2010	$13.36731	$14.67077	318,815
01/01/2011 to 12/31/2011	$14.67077	$13.92025	265,882
01/01/2012 to 12/31/2012	$13.92025	$16.78112	290,380
01/01/2013 to 12/31/2013	$16.78112	$20.97942	349,030
01/01/2014 to 12/31/2014	$20.97942	$21.29541	331,788
01/01/2015 to 12/31/2015	$21.29541	$20.55320	318,754
01/01/2016 to 12/31/2016	$20.55320	$21.56456	288,711
01/01/2017 to 12/31/2017	$21.56456	$26.15968	259,428
01/01/2018 to 12/31/2018	$26.15968	$23.17286	208,220
AST MFS Growth Portfolio
05/01/2009 to 12/31/2009	$10.02821	$12.15339	116,402
01/01/2010 to 12/31/2010	$12.15339	$13.42624	164,734
01/01/2011 to 12/31/2011	$13.42624	$13.07331	109,155
01/01/2012 to 12/31/2012	$13.07331	$14.99256	145,038
01/01/2013 to 12/31/2013	$14.99256	$20.07585	191,611
01/01/2014 to 12/31/2014	$20.07585	$21.37708	194,763
01/01/2015 to 12/31/2015	$21.37708	$22.45244	162,231
01/01/2016 to 12/31/2016	$22.45244	$22.41357	148,923
01/01/2017 to 12/31/2017	$22.41357	$28.69745	154,931
01/01/2018 to 12/31/2018	$28.69745	$28.71019	96,111
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99830	$10.18139	2,319
01/01/2013 to 12/31/2013	$10.18139	$13.41389	64,378
01/01/2014 to 12/31/2014	$13.41389	$14.48140	61,666
01/01/2015 to 12/31/2015	$14.48140	$14.08193	87,176
01/01/2016 to 12/31/2016	$14.08193	$15.64863	116,828
01/01/2017 to 12/31/2017	$15.64863	$17.98666	116,613
01/01/2018 to 12/31/2018	$17.98666	$15.82783	63,638
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
05/01/2009 to 12/31/2009	$10.13101	$13.71879	103,062
01/01/2010 to 12/31/2010	$13.71879	$16.58691	159,478
01/01/2011 to 12/31/2011	$16.58691	$15.84375	101,521
01/01/2012 to 12/31/2012	$15.84375	$18.17654	116,165
01/01/2013 to 12/31/2013	$18.17654	$25.28318	181,175
01/01/2014 to 12/31/2014	$25.28318	$28.29395	197,534
01/01/2015 to 12/31/2015	$28.29395	$26.15164	148,315
01/01/2016 to 12/31/2016	$26.15164	$30.28659	155,255
01/01/2017 to 12/31/2017	$30.28659	$33.75808	138,886
01/01/2018 to 12/31/2018	$33.75808	$27.62557	99,642
AST New Discovery Asset Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99830	$10.29518	307,264
01/01/2013 to 12/31/2013	$10.29518	$11.99152	480,527
01/01/2014 to 12/31/2014	$11.99152	$12.34924	356,410
01/01/2015 to 12/31/2015	$12.34924	$11.94593	338,935
01/01/2016 to 12/31/2016	$11.94593	$12.20738	331,555
01/01/2017 to 12/31/2017	$12.20738	$13.92998	295,668
01/01/2018 to 12/31/2018	$13.92998	$12.51390	208,263

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Parametric Emerging Markets Equity Portfolio
05/01/2009 to 12/31/2009	$10.05438	$14.79792	212,846
01/01/2010 to 12/31/2010	$14.79792	$17.72270	436,193
01/01/2011 to 12/31/2011	$17.72270	$13.84067	289,962
01/01/2012 to 12/31/2012	$13.84067	$15.98721	331,490
01/01/2013 to 12/31/2013	$15.98721	$15.69426	384,522
01/01/2014 to 12/31/2014	$15.69426	$14.65261	360,829
01/01/2015 to 12/31/2015	$14.65261	$11.95141	311,804
01/01/2016 to 12/31/2016	$11.95141	$13.15417	287,780
01/01/2017 to 12/31/2017	$13.15417	$16.28412	251,546
01/01/2018 to 12/31/2018	$16.28412	$13.70812	178,553
AST Preservation Asset Allocation Portfolio
05/01/2009 to 12/31/2009	$10.02098	$11.60854	3,978,257
01/01/2010 to 12/31/2010	$11.60854	$12.57271	5,926,854
01/01/2011 to 12/31/2011	$12.57271	$12.43805	5,416,351
01/01/2012 to 12/31/2012	$12.43805	$13.44660	5,373,438
01/01/2013 to 12/31/2013	$13.44660	$14.38438	4,701,893
01/01/2014 to 12/31/2014	$14.38438	$14.90324	4,178,751
01/01/2015 to 12/31/2015	$14.90324	$14.61868	3,761,794
01/01/2016 to 12/31/2016	$14.61868	$15.11091	3,348,146
01/01/2017 to 12/31/2017	$15.11091	$16.30147	2,530,726
01/01/2018 to 12/31/2018	$16.30147	$15.51200	1,886,014
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.01822	$10.06358	5,856
01/01/2012 to 12/31/2012	$10.06358	$10.55780	16,720
01/01/2013 to 12/31/2013	$10.55780	$10.10211	34,959
01/01/2014 to 12/31/2014	$10.10211	$10.49484	158,431
01/01/2015 to 12/31/2015	$10.49484	$10.25215	192,930
01/01/2016 to 12/31/2016	$10.25215	$10.46512	276,647
01/01/2017 to 12/31/2017	$10.46512	$10.83250	235,947
01/01/2018 to 12/31/2018	$10.83250	$10.52292	162,292
AST Prudential Growth Allocation Portfolio
05/01/2009 to 12/31/2009	$9.98517	$12.15802	3,317,336
01/01/2010 to 12/31/2010	$12.15802	$14.17386	4,857,162
01/01/2011 to 12/31/2011	$14.17386	$13.02098	2,999,201
01/01/2012 to 12/31/2012	$13.02098	$14.40143	3,537,756
01/01/2013 to 12/31/2013	$14.40143	$16.50792	3,483,680
01/01/2014 to 12/31/2014	$16.50792	$17.65667	3,438,136
01/01/2015 to 12/31/2015	$17.65667	$17.18876	5,841,407
01/01/2016 to 12/31/2016	$17.18876	$18.53682	5,317,665
01/01/2017 to 12/31/2017	$18.53682	$21.08059	6,712,634
01/01/2018 to 12/31/2018	$21.08059	$19.07779	4,453,104
AST QMA Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99830	$11.64448	1,379
01/01/2014 to 12/31/2014	$11.64448	$13.14429	2,786
01/01/2015 to 12/31/2015	$13.14429	$13.07342	1,246
01/01/2016 to 12/31/2016	$13.07342	$14.19625	438
01/01/2017 to 12/31/2017	$14.19625	$16.88364	263
01/01/2018 to 12/31/2018	$16.88364	$15.35300	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST QMA US Equity Alpha Portfolio
05/01/2009 to 12/31/2009	$10.07715	$12.80820	34,055
01/01/2010 to 12/31/2010	$12.80820	$14.43373	55,005
01/01/2011 to 12/31/2011	$14.43373	$14.62708	40,224
01/01/2012 to 12/31/2012	$14.62708	$17.02093	59,406
01/01/2013 to 12/31/2013	$17.02093	$22.07851	88,184
01/01/2014 to 12/31/2014	$22.07851	$25.34846	209,746
01/01/2015 to 12/31/2015	$25.34846	$25.59336	155,424
01/01/2016 to 12/31/2016	$25.59336	$28.79186	144,790
01/01/2017 to 12/31/2017	$28.79186	$34.47875	123,232
01/01/2018 to 12/31/2018	$34.47875	$30.99332	83,665
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99830	$8.87562	0
01/01/2012 to 12/31/2012	$8.87562	$9.83727	0
01/01/2013 to 12/31/2013	$9.83727	$11.79379	0
01/01/2014 to 12/31/2014	$11.79379	$12.30302	0
01/01/2015 to 12/31/2015	$12.30302	$12.06888	8,317
01/01/2016 to 12/31/2016	$12.06888	$12.56950	8,314
01/01/2017 to 12/31/2017	$12.56950	$14.55225	95
01/01/2018 to 12/31/2018	$14.55225	$13.32189	95
AST RCM World Trends Portfolio
05/01/2009 to 12/31/2009	$10.03986	$11.93917	2,173,385
01/01/2010 to 12/31/2010	$11.93917	$13.08836	3,252,135
01/01/2011 to 12/31/2011	$13.08836	$12.58766	2,713,258
01/01/2012 to 12/31/2012	$12.58766	$13.59705	2,940,613
01/01/2013 to 12/31/2013	$13.59705	$14.97506	2,549,058
01/01/2014 to 12/31/2014	$14.97506	$15.42201	2,277,389
01/01/2015 to 12/31/2015	$15.42201	$15.08080	2,092,898
01/01/2016 to 12/31/2016	$15.08080	$15.48362	1,793,883
01/01/2017 to 12/31/2017	$15.48362	$17.62913	1,428,369
01/01/2018 to 12/31/2018	$17.62913	$15.90135	903,637
AST Small-Cap Growth Opportunities Portfolio
05/01/2009 to 12/31/2009	$9.98064	$12.98525	103,365
01/01/2010 to 12/31/2010	$12.98525	$16.85880	159,307
01/01/2011 to 12/31/2011	$16.85880	$14.34838	162,590
01/01/2012 to 12/31/2012	$14.34838	$16.87494	185,037
01/01/2013 to 12/31/2013	$16.87494	$23.27490	203,932
01/01/2014 to 12/31/2014	$23.27490	$23.92419	191,068
01/01/2015 to 12/31/2015	$23.92419	$23.74660	149,491
01/01/2016 to 12/31/2016	$23.74660	$25.05177	134,123
01/01/2017 to 12/31/2017	$25.05177	$31.33471	111,980
01/01/2018 to 12/31/2018	$31.33471	$27.36088	82,866
AST Small-Cap Growth Portfolio
05/01/2009 to 12/31/2009	$10.00831	$13.13600	76,927
01/01/2010 to 12/31/2010	$13.13600	$17.55264	200,848
01/01/2011 to 12/31/2011	$17.55264	$17.02502	93,921
01/01/2012 to 12/31/2012	$17.02502	$18.70592	129,175
01/01/2013 to 12/31/2013	$18.70592	$24.76740	185,650
01/01/2014 to 12/31/2014	$24.76740	$25.18616	166,221
01/01/2015 to 12/31/2015	$25.18616	$24.86366	176,058
01/01/2016 to 12/31/2016	$24.86366	$27.29637	155,901
01/01/2017 to 12/31/2017	$27.29637	$33.13315	147,769
01/01/2018 to 12/31/2018	$33.13315	$29.72288	129,662

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Small-Cap Value Portfolio
05/01/2009 to 12/31/2009	$9.97559	$12.94330	86,498
01/01/2010 to 12/31/2010	$12.94330	$15.97368	123,286
01/01/2011 to 12/31/2011	$15.97368	$14.71151	78,005
01/01/2012 to 12/31/2012	$14.71151	$17.02633	91,160
01/01/2013 to 12/31/2013	$17.02633	$22.91507	111,866
01/01/2014 to 12/31/2014	$22.91507	$23.62777	98,112
01/01/2015 to 12/31/2015	$23.62777	$22.14584	74,125
01/01/2016 to 12/31/2016	$22.14584	$28.02809	77,713
01/01/2017 to 12/31/2017	$28.02809	$29.47221	68,474
01/01/2018 to 12/31/2018	$29.47221	$23.93584	54,929
AST T. Rowe Price Asset Allocation Portfolio
05/01/2009 to 12/31/2009	$10.03834	$12.14754	2,381,599
01/01/2010 to 12/31/2010	$12.14754	$13.27107	3,684,135
01/01/2011 to 12/31/2011	$13.27107	$13.25731	2,941,567
01/01/2012 to 12/31/2012	$13.25731	$14.73769	3,520,732
01/01/2013 to 12/31/2013	$14.73769	$16.86568	3,553,294
01/01/2014 to 12/31/2014	$16.86568	$17.49123	3,263,070
01/01/2015 to 12/31/2015	$17.49123	$17.13998	3,980,739
01/01/2016 to 12/31/2016	$17.13998	$18.05603	3,764,039
01/01/2017 to 12/31/2017	$18.05603	$20.41185	3,333,090
01/01/2018 to 12/31/2018	$20.41185	$18.92623	2,463,819
AST T. Rowe Price Large-Cap Growth Portfolio
05/01/2009 to 12/31/2009	$9.98695	$13.16209	352,417
01/01/2010 to 12/31/2010	$13.16209	$14.93067	560,108
01/01/2011 to 12/31/2011	$14.93067	$14.37713	391,513
01/01/2012 to 12/31/2012	$14.37713	$16.55807	455,410
01/01/2013 to 12/31/2013	$16.55807	$23.35931	510,993
01/01/2014 to 12/31/2014	$23.35931	$24.78993	470,906
01/01/2015 to 12/31/2015	$24.78993	$26.60884	478,467
01/01/2016 to 12/31/2016	$26.60884	$26.76793	415,040
01/01/2017 to 12/31/2017	$26.76793	$36.15483	386,591
01/01/2018 to 12/31/2018	$36.15483	$36.77874	310,392
AST T. Rowe Price Large-Cap Value Portfolio
05/01/2009 to 12/31/2009	$10.09828	$12.75843	119,144
01/01/2010 to 12/31/2010	$12.75843	$14.05186	170,995
01/01/2011 to 12/31/2011	$14.05186	$13.69648	142,576
01/01/2012 to 12/31/2012	$13.69648	$15.21321	165,128
01/01/2013 to 12/31/2013	$15.21321	$20.06169	170,934
01/01/2014 to 12/31/2014	$20.06169	$19.95663	153,025
01/01/2015 to 12/31/2015	$19.95663	$18.36204	126,732
01/01/2016 to 12/31/2016	$18.36204	$19.08870	124,317
01/01/2017 to 12/31/2017	$19.08870	$21.79354	98,264
01/01/2018 to 12/31/2018	$21.79354	$19.27156	64,778
AST T. Rowe Price Natural Resources Portfolio
05/01/2009 to 12/31/2009	$10.30104	$13.75665	309,121
01/01/2010 to 12/31/2010	$13.75665	$16.23087	532,642
01/01/2011 to 12/31/2011	$16.23087	$13.52676	405,357
01/01/2012 to 12/31/2012	$13.52676	$13.72817	474,185
01/01/2013 to 12/31/2013	$13.72817	$15.51495	441,601
01/01/2014 to 12/31/2014	$15.51495	$13.92613	394,002
01/01/2015 to 12/31/2015	$13.92613	$11.01429	331,913
01/01/2016 to 12/31/2016	$11.01429	$13.44473	299,951
01/01/2017 to 12/31/2017	$13.44473	$14.52729	237,705
01/01/2018 to 12/31/2018	$14.52729	$11.85837	140,091

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Templeton Global Bond Portfolio
05/01/2009 to 12/31/2009	$10.01735	$11.10632	235,256
01/01/2010 to 12/31/2010	$11.10632	$11.50354	329,128
01/01/2011 to 12/31/2011	$11.50354	$11.73269	303,906
01/01/2012 to 12/31/2012	$11.73269	$12.09232	346,069
01/01/2013 to 12/31/2013	$12.09232	$11.39986	329,380
01/01/2014 to 12/31/2014	$11.39986	$11.22829	289,960
01/01/2015 to 12/31/2015	$11.22829	$10.49009	238,845
01/01/2016 to 12/31/2016	$10.49009	$10.72329	228,429
01/01/2017 to 12/31/2017	$10.72329	$10.71837	243,764
01/01/2018 to 12/31/2018	$10.71837	$10.70722	142,427
AST WEDGE Capital Mid-Cap Value Portfolio
05/01/2009 to 12/31/2009	$9.98586	$13.23275	57,715
01/01/2010 to 12/31/2010	$13.23275	$16.02170	128,363
01/01/2011 to 12/31/2011	$16.02170	$15.15211	87,454
01/01/2012 to 12/31/2012	$15.15211	$17.57344	108,339
01/01/2013 to 12/31/2013	$17.57344	$22.79308	111,886
01/01/2014 to 12/31/2014	$22.79308	$25.66784	101,131
01/01/2015 to 12/31/2015	$25.66784	$23.48015	75,942
01/01/2016 to 12/31/2016	$23.48015	$26.21882	70,845
01/01/2017 to 12/31/2017	$26.21882	$30.44197	54,091
01/01/2018 to 12/31/2018	$30.44197	$24.88719	37,454
AST Wellington Management Hedged Equity Portfolio
05/01/2009 to 12/31/2009	$10.06174	$12.76501	219,488
01/01/2010 to 12/31/2010	$12.76501	$14.33352	330,431
01/01/2011 to 12/31/2011	$14.33352	$13.55493	303,754
01/01/2012 to 12/31/2012	$13.55493	$14.73812	384,109
01/01/2013 to 12/31/2013	$14.73812	$17.39590	854,855
01/01/2014 to 12/31/2014	$17.39590	$17.97721	792,202
01/01/2015 to 12/31/2015	$17.97721	$17.49718	527,843
01/01/2016 to 12/31/2016	$17.49718	$18.25755	462,451
01/01/2017 to 12/31/2017	$18.25755	$20.31542	384,620
01/01/2018 to 12/31/2018	$20.31542	$18.90245	240,983
AST Western Asset Core Plus Bond Portfolio
05/01/2009 to 12/31/2009	$9.98910	$10.75865	447,678
01/01/2010 to 12/31/2010	$10.75865	$11.35993	892,152
01/01/2011 to 12/31/2011	$11.35993	$11.79775	821,274
01/01/2012 to 12/31/2012	$11.79775	$12.46294	1,119,758
01/01/2013 to 12/31/2013	$12.46294	$12.02516	1,074,695
01/01/2014 to 12/31/2014	$12.02516	$12.62643	1,167,932
01/01/2015 to 12/31/2015	$12.62643	$12.52048	1,042,845
01/01/2016 to 12/31/2016	$12.52048	$12.89594	934,096
01/01/2017 to 12/31/2017	$12.89594	$13.42909	943,768
01/01/2018 to 12/31/2018	$13.42909	$12.85448	1,010,223
Invesco V.I. Diversified Dividend Fund - Series I
04/29/2011* to 12/31/2011	$9.99286	$9.09665	14,723
01/01/2012 to 12/31/2012	$9.09665	$10.57827	11,564
01/01/2013 to 12/31/2013	$10.57827	$13.57739	9,719
01/01/2014 to 12/31/2014	$13.57739	$15.00505	8,819
01/01/2015 to 12/31/2015	$15.00505	$15.00114	4,660
01/01/2016 to 12/31/2016	$15.00114	$16.87116	7,230
01/01/2017 to 12/31/2017	$16.87116	$17.94335	2,613
01/01/2018 to 12/31/2018	$17.94335	$16.24238	737

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Health Care Fund - Series I
formerly,Invesco V.I. Global Health Care Fund - Series I
05/01/2009 to 12/31/2009	$9.95069	$12.75506	2,672
01/01/2010 to 12/31/2010	$12.75506	$13.15488	13,907
01/01/2011 to 12/31/2011	$13.15488	$13.39471	5,002
01/01/2012 to 12/31/2012	$13.39471	$15.86139	5,297
01/01/2013 to 12/31/2013	$15.86139	$21.83513	6,345
01/01/2014 to 12/31/2014	$21.83513	$25.59438	10,012
01/01/2015 to 12/31/2015	$25.59438	$25.86255	17,603
01/01/2016 to 12/31/2016	$25.86255	$22.43011	15,944
01/01/2017 to 12/31/2017	$22.43011	$25.44904	12,776
01/01/2018 to 12/31/2018	$25.44904	$25.14970	11,497
Invesco V.I. Mid Cap Growth Portfolio, Series I
04/27/2012* to 12/31/2012	$10.04981	$9.73884	1,679
01/01/2013 to 12/31/2013	$9.73884	$13.07024	2,478
01/01/2014 to 12/31/2014	$13.07024	$13.83120	9,885
01/01/2015 to 12/31/2015	$13.83120	$13.71111	10,235
01/01/2016 to 12/31/2016	$13.71111	$13.53231	10,420
01/01/2017 to 12/31/2017	$13.53231	$16.23714	10,978
01/01/2018 to 12/31/2018	$16.23714	$15.01436	5,346
NVIT Emerging Markets Fund Class D
08/05/2016* to 12/31/2016	$10.12635	$9.71352	18,268
01/01/2017 to 12/31/2017	$9.71352	$13.42521	12,409
01/01/2018 to 12/31/2018	$13.42521	$10.81983	8,229
ProFund VP Asia 30
05/01/2009 to 12/31/2009	$10.20318	$14.01474	79,546
01/01/2010 to 12/31/2010	$14.01474	$15.63674	47,987
01/01/2011 to 12/31/2011	$15.63674	$11.18156	30,095
01/01/2012 to 12/31/2012	$11.18156	$12.64688	17,301
01/01/2013 to 12/31/2013	$12.64688	$14.24238	2,209
01/01/2014 to 12/31/2014	$14.24238	$13.73154	5,345
01/01/2015 to 12/31/2015	$13.73154	$12.18829	4,344
01/01/2016 to 12/31/2016	$12.18829	$12.01556	6,372
01/01/2017 to 12/31/2017	$12.01556	$15.63976	4,295
01/01/2018 to 12/31/2018	$15.63976	$12.46888	3,658
ProFund VP Banks
05/01/2009 to 12/31/2009	$9.77098	$12.51407	0
01/01/2010 to 12/31/2010	$12.51407	$13.27941	0
01/01/2011 to 12/31/2011	$13.27941	$9.52763	0
01/01/2012 to 12/31/2012	$9.52763	$12.44926	0
01/01/2013 to 12/31/2013	$12.44926	$16.27380	0
01/01/2014 to 12/31/2014	$16.27380	$17.59424	0
01/01/2015 to 12/31/2015	$17.59424	$17.15890	0
01/01/2016 to 12/31/2016	$17.15890	$20.71253	0
01/01/2017 to 12/31/2017	$20.71253	$23.92474	0
01/01/2018 to 12/31/2018	$23.92474	$19.23782	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Basic Materials
05/01/2009 to 12/31/2009	$10.15289	$14.29935	5,245
01/01/2010 to 12/31/2010	$14.29935	$18.16576	12,227
01/01/2011 to 12/31/2011	$18.16576	$14.91990	6,546
01/01/2012 to 12/31/2012	$14.91990	$15.85348	5,749
01/01/2013 to 12/31/2013	$15.85348	$18.39078	7,201
01/01/2014 to 12/31/2014	$18.39078	$18.31732	5,157
01/01/2015 to 12/31/2015	$18.31732	$15.44366	4,561
01/01/2016 to 12/31/2016	$15.44366	$17.92518	4,657
01/01/2017 to 12/31/2017	$17.92518	$21.58985	3,980
01/01/2018 to 12/31/2018	$21.58985	$17.41077	1,562
ProFund VP Bear
05/01/2009 to 12/31/2009	$9.94255	$7.33047	14,885
01/01/2010 to 12/31/2010	$7.33047	$5.90218	11,324
01/01/2011 to 12/31/2011	$5.90218	$5.26778	10,302
01/01/2012 to 12/31/2012	$5.26778	$4.30314	8,352
01/01/2013 to 12/31/2013	$4.30314	$3.09577	8,342
01/01/2014 to 12/31/2014	$3.09577	$2.60023	9,327
01/01/2015 to 12/31/2015	$2.60023	$2.42153	7,500
01/01/2016 to 12/31/2016	$2.42153	$2.06240	7,485
01/01/2017 to 12/31/2017	$2.06240	$1.65730	7,468
01/01/2018 to 12/31/2018	$1.65730	$1.68894	7,448
ProFund VP Bull
05/01/2009 to 12/31/2009	$10.05402	$12.67160	1,486
01/01/2010 to 12/31/2010	$12.67160	$13.97310	1,778
01/01/2011 to 12/31/2011	$13.97310	$13.68730	11,035
01/01/2012 to 12/31/2012	$13.68730	$15.26808	8,591
01/01/2013 to 12/31/2013	$15.26808	$19.40528	17,024
01/01/2014 to 12/31/2014	$19.40528	$21.18734	14,698
01/01/2015 to 12/31/2015	$21.18734	$20.65788	14,542
01/01/2016 to 12/31/2016	$20.65788	$22.19050	14,541
01/01/2017 to 12/31/2017	$22.19050	$25.94139	14,541
01/01/2018 to 12/31/2018	$25.94139	$23.84474	3,369
ProFund VP Consumer Goods Portfolio
05/01/2009 to 12/31/2009	$10.02926	$12.57143	5,807
01/01/2010 to 12/31/2010	$12.57143	$14.45171	13,043
01/01/2011 to 12/31/2011	$14.45171	$15.13936	10,285
01/01/2012 to 12/31/2012	$15.13936	$16.43867	11,382
01/01/2013 to 12/31/2013	$16.43867	$20.68308	13,893
01/01/2014 to 12/31/2014	$20.68308	$22.33111	15,717
01/01/2015 to 12/31/2015	$22.33111	$22.78401	11,440
01/01/2016 to 12/31/2016	$22.78401	$23.10899	11,381
01/01/2017 to 12/31/2017	$23.10899	$26.04457	10,365
01/01/2018 to 12/31/2018	$26.04457	$21.73177	5,394
ProFund VP Consumer Services
05/01/2009 to 12/31/2009	$9.95211	$12.30799	3,759
01/01/2010 to 12/31/2010	$12.30799	$14.63446	12,760
01/01/2011 to 12/31/2011	$14.63446	$15.12328	7,887
01/01/2012 to 12/31/2012	$15.12328	$18.08628	10,022
01/01/2013 to 12/31/2013	$18.08628	$24.77874	15,269
01/01/2014 to 12/31/2014	$24.77874	$27.29522	9,493
01/01/2015 to 12/31/2015	$27.29522	$27.98952	11,581
01/01/2016 to 12/31/2016	$27.98952	$28.56485	9,591
01/01/2017 to 12/31/2017	$28.56485	$33.12038	9,927
01/01/2018 to 12/31/2018	$33.12038	$32.63720	7,609

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Europe 30
05/01/2009 to 12/31/2009	$10.15318	$13.64083	0
01/01/2010 to 12/31/2010	$13.64083	$13.71320	0
01/01/2011 to 12/31/2011	$13.71320	$12.23898	13,219
01/01/2012 to 12/31/2012	$12.23898	$13.97707	6,585
01/01/2013 to 12/31/2013	$13.97707	$16.65276	4,510
01/01/2014 to 12/31/2014	$16.65276	$14.90084	4,510
01/01/2015 to 12/31/2015	$14.90084	$13.00758	5,658
01/01/2016 to 12/31/2016	$13.00758	$13.73671	5,658
01/01/2017 to 12/31/2017	$13.73671	$16.10832	5,658
01/01/2018 to 12/31/2018	$16.10832	$13.54713	0
ProFund VP Financials
05/01/2009 to 12/31/2009	$9.82714	$12.88193	27,227
01/01/2010 to 12/31/2010	$12.88193	$13.99705	44,524
01/01/2011 to 12/31/2011	$13.99705	$11.81405	27,787
01/01/2012 to 12/31/2012	$11.81405	$14.43315	28,486
01/01/2013 to 12/31/2013	$14.43315	$18.67225	28,246
01/01/2014 to 12/31/2014	$18.67225	$20.65201	25,887
01/01/2015 to 12/31/2015	$20.65201	$19.92641	15,799
01/01/2016 to 12/31/2016	$19.92641	$22.50929	18,785
01/01/2017 to 12/31/2017	$22.50929	$26.05990	19,926
01/01/2018 to 12/31/2018	$26.05990	$22.86079	11,437
ProFund VP Health Care
05/01/2009 to 12/31/2009	$9.97657	$12.78830	13,698
01/01/2010 to 12/31/2010	$12.78830	$12.88245	32,759
01/01/2011 to 12/31/2011	$12.88245	$13.89488	25,295
01/01/2012 to 12/31/2012	$13.89488	$15.97822	33,528
01/01/2013 to 12/31/2013	$15.97822	$21.87330	43,510
01/01/2014 to 12/31/2014	$21.87330	$26.50261	89,715
01/01/2015 to 12/31/2015	$26.50261	$27.26324	105,785
01/01/2016 to 12/31/2016	$27.26324	$25.62345	51,572
01/01/2017 to 12/31/2017	$25.62345	$30.34992	45,667
01/01/2018 to 12/31/2018	$30.34992	$31.04277	32,433
ProFund VP Industrials
05/01/2009 to 12/31/2009	$10.11170	$12.78332	17,879
01/01/2010 to 12/31/2010	$12.78332	$15.49501	41,384
01/01/2011 to 12/31/2011	$15.49501	$14.90686	27,863
01/01/2012 to 12/31/2012	$14.90686	$16.90745	22,834
01/01/2013 to 12/31/2013	$16.90745	$22.88541	26,481
01/01/2014 to 12/31/2014	$22.88541	$23.66647	18,262
01/01/2015 to 12/31/2015	$23.66647	$22.38840	11,066
01/01/2016 to 12/31/2016	$22.38840	$25.77871	11,970
01/01/2017 to 12/31/2017	$25.77871	$30.90781	12,957
01/01/2018 to 12/31/2018	$30.90781	$26.40636	6,938
ProFund VP Japan
05/01/2009 to 12/31/2009	$10.21829	$11.36642	0
01/01/2010 to 12/31/2010	$11.36642	$10.40611	0
01/01/2011 to 12/31/2011	$10.40611	$8.30331	6,766
01/01/2012 to 12/31/2012	$8.30331	$9.99923	0
01/01/2013 to 12/31/2013	$9.99923	$14.51886	1,024
01/01/2014 to 12/31/2014	$14.51886	$14.68004	0
01/01/2015 to 12/31/2015	$14.68004	$15.21433	0
01/01/2016 to 12/31/2016	$15.21433	$14.96484	0
01/01/2017 to 12/31/2017	$14.96484	$17.36386	0
01/01/2018 to 12/31/2018	$17.36386	$15.02714	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Large-Cap Growth
05/01/2009 to 12/31/2009	$10.06858	$12.64531	10,063
01/01/2010 to 12/31/2010	$12.64531	$14.01917	14,530
01/01/2011 to 12/31/2011	$14.01917	$14.16206	5,038
01/01/2012 to 12/31/2012	$14.16206	$15.63534	30,687
01/01/2013 to 12/31/2013	$15.63534	$20.01126	23,862
01/01/2014 to 12/31/2014	$20.01126	$22.13499	19,259
01/01/2015 to 12/31/2015	$22.13499	$22.49574	15,866
01/01/2016 to 12/31/2016	$22.49574	$23.14082	15,193
01/01/2017 to 12/31/2017	$23.14082	$28.40091	14,865
01/01/2018 to 12/31/2018	$28.40091	$27.29812	6,723
ProFund VP Large-Cap Value
05/01/2009 to 12/31/2009	$10.03436	$12.70102	4,839
01/01/2010 to 12/31/2010	$12.70102	$14.04486	9,437
01/01/2011 to 12/31/2011	$14.04486	$13.58144	50,359
01/01/2012 to 12/31/2012	$13.58144	$15.35389	17,975
01/01/2013 to 12/31/2013	$15.35389	$19.53491	22,617
01/01/2014 to 12/31/2014	$19.53491	$21.13872	17,948
01/01/2015 to 12/31/2015	$21.13872	$19.72491	16,001
01/01/2016 to 12/31/2016	$19.72491	$22.30310	17,009
01/01/2017 to 12/31/2017	$22.30310	$24.78227	17,205
01/01/2018 to 12/31/2018	$24.78227	$21.69198	7,052
ProFund VP Mid-Cap Growth
05/01/2009 to 12/31/2009	$9.99461	$12.66784	4,229
01/01/2010 to 12/31/2010	$12.66784	$15.93444	12,678
01/01/2011 to 12/31/2011	$15.93444	$15.15664	39,656
01/01/2012 to 12/31/2012	$15.15664	$17.12889	21,307
01/01/2013 to 12/31/2013	$17.12889	$21.89930	19,911
01/01/2014 to 12/31/2014	$21.89930	$22.71411	13,962
01/01/2015 to 12/31/2015	$22.71411	$22.31150	14,798
01/01/2016 to 12/31/2016	$22.31150	$24.66942	13,804
01/01/2017 to 12/31/2017	$24.66942	$28.58896	12,904
01/01/2018 to 12/31/2018	$28.58896	$24.64565	13,610
ProFund VP Mid-Cap Value
05/01/2009 to 12/31/2009	$9.91659	$12.76958	9,560
01/01/2010 to 12/31/2010	$12.76958	$15.06596	16,744
01/01/2011 to 12/31/2011	$15.06596	$14.17844	9,804
01/01/2012 to 12/31/2012	$14.17844	$16.18772	12,709
01/01/2013 to 12/31/2013	$16.18772	$20.95513	15,449
01/01/2014 to 12/31/2014	$20.95513	$22.61616	10,081
01/01/2015 to 12/31/2015	$22.61616	$20.33055	9,681
01/01/2016 to 12/31/2016	$20.33055	$24.76237	9,638
01/01/2017 to 12/31/2017	$24.76237	$26.82925	9,513
01/01/2018 to 12/31/2018	$26.82925	$22.78403	8,626
ProFund VP NASDAQ-100
05/01/2009 to 12/31/2009	$10.00756	$13.05342	15,664
01/01/2010 to 12/31/2010	$13.05342	$15.11874	10,388
01/01/2011 to 12/31/2011	$15.11874	$15.02494	8,558
01/01/2012 to 12/31/2012	$15.02494	$17.10509	18,400
01/01/2013 to 12/31/2013	$17.10509	$22.49716	19,253
01/01/2014 to 12/31/2014	$22.49716	$25.78347	16,050
01/01/2015 to 12/31/2015	$25.78347	$27.13764	14,940
01/01/2016 to 12/31/2016	$27.13764	$27.98010	14,401
01/01/2017 to 12/31/2017	$27.98010	$35.73268	15,094
01/01/2018 to 12/31/2018	$35.73268	$34.34160	6,823

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Oil & Gas
05/01/2009 to 12/31/2009	$10.29617	$11.93473	8,600
01/01/2010 to 12/31/2010	$11.93473	$13.76655	13,277
01/01/2011 to 12/31/2011	$13.76655	$13.78774	13,136
01/01/2012 to 12/31/2012	$13.78774	$13.89565	11,121
01/01/2013 to 12/31/2013	$13.89565	$16.88719	8,012
01/01/2014 to 12/31/2014	$16.88719	$14.74316	10,502
01/01/2015 to 12/31/2015	$14.74316	$11.06547	2,872
01/01/2016 to 12/31/2016	$11.06547	$13.46055	2,824
01/01/2017 to 12/31/2017	$13.46055	$12.76687	1,763
01/01/2018 to 12/31/2018	$12.76687	$9.97495	135
ProFund VP Pharmaceuticals
05/01/2009 to 12/31/2009	$10.02196	$13.09292	0
01/01/2010 to 12/31/2010	$13.09292	$12.88568	1,217
01/01/2011 to 12/31/2011	$12.88568	$14.65825	422
01/01/2012 to 12/31/2012	$14.65825	$16.05920	641
01/01/2013 to 12/31/2013	$16.05920	$20.70499	3,509
01/01/2014 to 12/31/2014	$20.70499	$24.20698	7,004
01/01/2015 to 12/31/2015	$24.20698	$24.76427	7,393
01/01/2016 to 12/31/2016	$24.76427	$23.35221	6,171
01/01/2017 to 12/31/2017	$23.35221	$25.24407	5,961
01/01/2018 to 12/31/2018	$25.24407	$23.19091	108
ProFund VP Precious Metals
05/01/2009 to 12/31/2009	$10.00927	$13.68321	15,781
01/01/2010 to 12/31/2010	$13.68321	$17.81638	17,579
01/01/2011 to 12/31/2011	$17.81638	$14.09840	14,426
01/01/2012 to 12/31/2012	$14.09840	$11.79988	16,082
01/01/2013 to 12/31/2013	$11.79988	$7.17205	7,974
01/01/2014 to 12/31/2014	$7.17205	$5.34823	6,295
01/01/2015 to 12/31/2015	$5.34823	$3.51744	7,929
01/01/2016 to 12/31/2016	$3.51744	$5.36878	11,484
01/01/2017 to 12/31/2017	$5.36878	$5.53664	9,741
01/01/2018 to 12/31/2018	$5.53664	$4.69211	9,870
ProFund VP Real Estate
05/01/2009 to 12/31/2009	$9.61586	$14.03177	5,775
01/01/2010 to 12/31/2010	$14.03177	$17.13805	9,961
01/01/2011 to 12/31/2011	$17.13805	$17.58469	7,552
01/01/2012 to 12/31/2012	$17.58469	$20.18120	12,078
01/01/2013 to 12/31/2013	$20.18120	$19.78562	7,304
01/01/2014 to 12/31/2014	$19.78562	$24.22860	11,113
01/01/2015 to 12/31/2015	$24.22860	$23.80884	3,432
01/01/2016 to 12/31/2016	$23.80884	$24.65717	3,379
01/01/2017 to 12/31/2017	$24.65717	$26.09733	2,594
01/01/2018 to 12/31/2018	$26.09733	$24.10317	1,766
ProFund VP Rising Rates Opportunity
05/01/2009 to 12/31/2009	$10.10774	$10.23100	99,212
01/01/2010 to 12/31/2010	$10.23100	$8.41509	118,627
01/01/2011 to 12/31/2011	$8.41509	$5.15157	96,319
01/01/2012 to 12/31/2012	$5.15157	$4.69566	75,171
01/01/2013 to 12/31/2013	$4.69566	$5.35722	74,003
01/01/2014 to 12/31/2014	$5.35722	$3.65949	59,177
01/01/2015 to 12/31/2015	$3.65949	$3.52761	29,612
01/01/2016 to 12/31/2016	$3.52761	$3.27714	30,396
01/01/2017 to 12/31/2017	$3.27714	$2.82792	29,526
01/01/2018 to 12/31/2018	$2.82792	$2.88488	17,055

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Short NASDAQ-100
05/01/2009 to 12/31/2009	$9.98746	$7.10204	5,914
01/01/2010 to 12/31/2010	$7.10204	$5.48258	0
01/01/2011 to 12/31/2011	$5.48258	$4.80778	888
01/01/2012 to 12/31/2012	$4.80778	$3.82383	467
01/01/2013 to 12/31/2013	$3.82383	$2.64409	466
01/01/2014 to 12/31/2014	$2.64409	$2.08785	466
01/01/2015 to 12/31/2015	$2.08785	$1.77832	0
01/01/2016 to 12/31/2016	$1.77832	$1.56672	0
01/01/2017 to 12/31/2017	$1.56672	$1.14725	0
01/01/2018 to 12/31/2018	$1.14725	$1.09114	0
ProFund VP Small-Cap Growth
05/01/2009 to 12/31/2009	$10.01035	$12.58590	7,902
01/01/2010 to 12/31/2010	$12.58590	$15.49940	12,130
01/01/2011 to 12/31/2011	$15.49940	$15.37672	37,487
01/01/2012 to 12/31/2012	$15.37672	$16.94090	6,972
01/01/2013 to 12/31/2013	$16.94090	$23.30183	10,495
01/01/2014 to 12/31/2014	$23.30183	$23.31993	7,534
01/01/2015 to 12/31/2015	$23.31993	$23.10975	8,091
01/01/2016 to 12/31/2016	$23.10975	$27.21775	7,607
01/01/2017 to 12/31/2017	$27.21775	$30.11902	7,943
01/01/2018 to 12/31/2018	$30.11902	$27.80240	6,053
ProFund VP Small-Cap Value
05/01/2009 to 12/31/2009	$9.96017	$12.40731	2,746
01/01/2010 to 12/31/2010	$12.40731	$14.83916	9,583
01/01/2011 to 12/31/2011	$14.83916	$13.93909	1,758
01/01/2012 to 12/31/2012	$13.93909	$15.85865	3,474
01/01/2013 to 12/31/2013	$15.85865	$21.38615	13,029
01/01/2014 to 12/31/2014	$21.38615	$22.16560	8,426
01/01/2015 to 12/31/2015	$22.16560	$19.91386	5,615
01/01/2016 to 12/31/2016	$19.91386	$25.12004	11,954
01/01/2017 to 12/31/2017	$25.12004	$26.99610	7,197
01/01/2018 to 12/31/2018	$26.99610	$22.68090	4,783
ProFund VP Telecommunications
05/01/2009 to 12/31/2009	$10.15352	$11.02445	7,985
01/01/2010 to 12/31/2010	$11.02445	$12.49259	14,287
01/01/2011 to 12/31/2011	$12.49259	$12.46541	6,494
01/01/2012 to 12/31/2012	$12.46541	$14.22610	12,605
01/01/2013 to 12/31/2013	$14.22610	$15.61628	13,795
01/01/2014 to 12/31/2014	$15.61628	$15.38274	10,249
01/01/2015 to 12/31/2015	$15.38274	$15.29678	7,526
01/01/2016 to 12/31/2016	$15.29678	$18.22921	7,480
01/01/2017 to 12/31/2017	$18.22921	$17.47732	8,650
01/01/2018 to 12/31/2018	$17.47732	$14.53149	5,368
ProFund VP U.S. Government Plus
05/01/2009 to 12/31/2009	$9.88876	$8.90874	2,369
01/01/2010 to 12/31/2010	$8.90874	$9.60785	2,261
01/01/2011 to 12/31/2011	$9.60785	$13.50707	5,682
01/01/2012 to 12/31/2012	$13.50707	$13.35840	2,675
01/01/2013 to 12/31/2013	$13.35840	$10.58367	740
01/01/2014 to 12/31/2014	$10.58367	$14.13946	751
01/01/2015 to 12/31/2015	$14.13946	$13.06815	1,124
01/01/2016 to 12/31/2016	$13.06815	$12.76165	2
01/01/2017 to 12/31/2017	$12.76165	$13.68679	14
01/01/2018 to 12/31/2018	$13.68679	$12.67772	16

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP UltraMid-Cap
05/01/2009 to 12/31/2009	$9.93749	$16.03277	0
01/01/2010 to 12/31/2010	$16.03277	$23.50605	85
01/01/2011 to 12/31/2011	$23.50605	$19.88226	30
01/01/2012 to 12/31/2012	$19.88226	$25.80111	0
01/01/2013 to 12/31/2013	$25.80111	$43.11833	0
01/01/2014 to 12/31/2014	$43.11833	$48.71411	53
01/01/2015 to 12/31/2015	$48.71411	$43.34980	444
01/01/2016 to 12/31/2016	$43.34980	$58.56244	665
01/01/2017 to 12/31/2017	$58.56244	$73.92049	477
01/01/2018 to 12/31/2018	$73.92049	$53.01483	138
ProFund VP Utilities
05/01/2009 to 12/31/2009	$10.23452	$12.25694	14,879
01/01/2010 to 12/31/2010	$12.25694	$12.72015	29,651
01/01/2011 to 12/31/2011	$12.72015	$14.64162	21,227
01/01/2012 to 12/31/2012	$14.64162	$14.36105	33,324
01/01/2013 to 12/31/2013	$14.36105	$15.93927	25,635
01/01/2014 to 12/31/2014	$15.93927	$19.65391	43,057
01/01/2015 to 12/31/2015	$19.65391	$18.01843	17,247
01/01/2016 to 12/31/2016	$18.01843	$20.31103	19,404
01/01/2017 to 12/31/2017	$20.31103	$22.01274	16,407
01/01/2018 to 12/31/2018	$22.01274	$22.18087	14,267
PSF SP International Growth Portfolio
formerly,Prudential SP International Growth Portfolio
05/01/2009 to 12/31/2009	$10.14311	$13.40945	0
01/01/2010 to 12/31/2010	$13.40945	$14.97476	169
01/01/2011 to 12/31/2011	$14.97476	$12.48038	211
01/01/2012 to 12/31/2012	$12.48038	$14.96204	190
01/01/2013 to 12/31/2013	$14.96204	$17.42066	190
01/01/2014 to 12/31/2014	$17.42066	$16.08832	1,787
01/01/2015 to 12/31/2015	$16.08832	$16.28906	1,660
01/01/2016 to 12/31/2016	$16.28906	$15.38433	1,617
01/01/2017 to 12/31/2017	$15.38433	$20.46699	2,067
01/01/2018 to 12/31/2018	$20.46699	$17.47680	1,403
Wells Fargo VT International Equity Fund - Class 1
07/16/2010* to 12/31/2010	$12.09022	$14.59178	20,042
01/01/2011 to 12/31/2011	$14.59178	$12.46491	18,690
01/01/2012 to 12/31/2012	$12.46491	$13.87931	16,680
01/01/2013 to 12/31/2013	$13.87931	$16.30544	17,582
01/01/2014 to 12/31/2014	$16.30544	$15.12454	14,804
01/01/2015 to 12/31/2015	$15.12454	$15.15454	13,787
01/01/2016 to 12/31/2016	$15.15454	$15.32788	12,035
01/01/2017 to 12/31/2017	$15.32788	$18.74693	11,334
01/01/2018 to 12/31/2018	$18.74693	$15.26487	5,065
Wells Fargo VT Omega Growth Fund - Class 1
07/16/2010* to 12/31/2010	$11.97217	$15.07033	7,752
01/01/2011 to 12/31/2011	$15.07033	$13.97103	7,751
01/01/2012 to 12/31/2012	$13.97103	$16.52452	7,348
01/01/2013 to 12/31/2013	$16.52452	$22.69539	7,439
01/01/2014 to 12/31/2014	$22.69539	$23.13886	4,965
01/01/2015 to 12/31/2015	$23.13886	$23.03192	4,712
01/01/2016 to 12/31/2016	$23.03192	$22.73398	4,676
01/01/2017 to 12/31/2017	$22.73398	$30.05301	258
01/01/2018 to 12/31/2018	$30.05301	$29.58610	245

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Wells Fargo VT Small Cap Growth Fund - Class 1
07/16/2010* to 12/31/2010	$9.59315	$12.22541	14,957
01/01/2011 to 12/31/2011	$12.22541	$11.45522	12,237
01/01/2012 to 12/31/2012	$11.45522	$12.13004	9,847
01/01/2013 to 12/31/2013	$12.13004	$17.88844	12,283
01/01/2014 to 12/31/2014	$17.88844	$17.22832	5,444
01/01/2015 to 12/31/2015	$17.22832	$16.43041	5,810
01/01/2016 to 12/31/2016	$16.43041	$17.39878	4,405
01/01/2017 to 12/31/2017	$17.39878	$21.49800	4,906
01/01/2018 to 12/31/2018	$21.49800	$21.36513	1,538
*Denotes the start date of these sub-accounts

ASAP III
Prudential Annuities Life Assurance Corporation
Statement of Additional Information
ACCUMULATION UNIT VALUES: With any one of HAV or EBP & LT5 or GMWB, HAV & EBP or with any one combo 5% or HDV and GMWB or
Combo 5%/HAV and HD GRO/GRO Plus 2008 or HAV, EBP and HD GRO OR HD GRO 60 bps and HAV OR GRO Plus 2008 60 bps and HAV
(2.10%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ACCESS VP High Yield Fund
01/01/2009 to 12/31/2009	$10.85894	$12.42891	0
01/01/2010 to 12/31/2010	$12.42891	$14.16052	0
01/01/2011 to 12/31/2011	$14.16052	$14.24439	0
01/01/2012 to 12/31/2012	$14.24439	$15.91424	0
01/01/2013 to 12/31/2013	$15.91424	$17.14094	0
01/01/2014 to 12/31/2014	$17.14094	$17.17341	0
01/01/2015 to 12/31/2015	$17.17341	$16.83863	0
01/01/2016 to 12/31/2016	$16.83863	$17.96973	0
01/01/2017 to 12/31/2017	$17.96973	$18.43690	0
01/01/2018 to 12/31/2018	$18.43690	$17.93719	0
AST Academic Strategies Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$7.81760	$9.51767	1,746,844
01/01/2010 to 12/31/2010	$9.51767	$10.43263	1,717,994
01/01/2011 to 12/31/2011	$10.43263	$9.94229	1,611,057
01/01/2012 to 12/31/2012	$9.94229	$10.95633	1,395,787
01/01/2013 to 12/31/2013	$10.95633	$11.79612	1,055,516
01/01/2014 to 12/31/2014	$11.79612	$11.98936	521,985
01/01/2015 to 12/31/2015	$11.98936	$11.35968	128,810
01/01/2016 to 12/31/2016	$11.35968	$11.82625	40,939
01/01/2017 to 12/31/2017	$11.82625	$13.03572	42,722
01/01/2018 to 12/31/2018	$13.03572	$11.72228	30,804
AST Advanced Strategies Portfolio
01/01/2009 to 12/31/2009	$7.82427	$9.66688	757,638
01/01/2010 to 12/31/2010	$9.66688	$10.76111	695,214
01/01/2011 to 12/31/2011	$10.76111	$10.54734	642,266
01/01/2012 to 12/31/2012	$10.54734	$11.73483	624,007
01/01/2013 to 12/31/2013	$11.73483	$13.39053	469,897
01/01/2014 to 12/31/2014	$13.39053	$13.91007	303,084
01/01/2015 to 12/31/2015	$13.91007	$13.72734	106,407
01/01/2016 to 12/31/2016	$13.72734	$14.39480	34,713
01/01/2017 to 12/31/2017	$14.39480	$16.47886	41,420
01/01/2018 to 12/31/2018	$16.47886	$15.18126	19,806
AST AQR Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99826	$11.60091	0
01/01/2014 to 12/31/2014	$11.60091	$12.85299	0
01/01/2015 to 12/31/2015	$12.85299	$12.80036	0
01/01/2016 to 12/31/2016	$12.80036	$13.87347	0
01/01/2017 to 12/31/2017	$13.87347	$16.58956	0
01/01/2018 to 12/31/2018	$16.58956	$14.91831	0
AST Balanced Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$8.08622	$9.76082	1,396,454
01/01/2010 to 12/31/2010	$9.76082	$10.73258	921,029
01/01/2011 to 12/31/2011	$10.73258	$10.37986	832,449
01/01/2012 to 12/31/2012	$10.37986	$11.42926	796,907
01/01/2013 to 12/31/2013	$11.42926	$13.16396	466,584
01/01/2014 to 12/31/2014	$13.16396	$13.72806	394,862
01/01/2015 to 12/31/2015	$13.72806	$13.50375	212,897
01/01/2016 to 12/31/2016	$13.50375	$14.05336	128,706
01/01/2017 to 12/31/2017	$14.05336	$15.80998	144,148
01/01/2018 to 12/31/2018	$15.80998	$14.71248	92,979

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99826	$9.13879	7,345
01/01/2012 to 12/31/2012	$9.13879	$10.01086	15,279
01/01/2013 to 12/31/2013	$10.01086	$10.86430	98,572
01/01/2014 to 12/31/2014	$10.86430	$11.15680	16,523
01/01/2015 to 12/31/2015	$11.15680	$10.59478	8,350
01/01/2016 to 12/31/2016	$10.59478	$11.09480	5,299
01/01/2017 to 12/31/2017	$11.09480	$12.23238	8,914
01/01/2018 to 12/31/2018	$12.23238	$11.34201	2,467
AST BlackRock Low Duration Bond Portfolio
01/01/2009 to 12/31/2009	$10.47510	$11.30426	333,427
01/01/2010 to 12/31/2010	$11.30426	$11.49843	201,244
01/01/2011 to 12/31/2011	$11.49843	$11.51039	162,891
01/01/2012 to 12/31/2012	$11.51039	$11.79749	118,513
01/01/2013 to 12/31/2013	$11.79749	$11.29867	30,014
01/01/2014 to 12/31/2014	$11.29867	$11.05065	17,752
01/01/2015 to 12/31/2015	$11.05065	$10.87087	5,158
01/01/2016 to 12/31/2016	$10.87087	$10.81748	3,987
01/01/2017 to 12/31/2017	$10.81748	$10.77140	3,535
01/01/2018 to 12/31/2018	$10.77140	$10.62248	1,269
AST BlackRock/Loomis Sayles Bond Portfolio
01/01/2009 to 12/31/2009	$10.71970	$12.22900	394,877
01/01/2010 to 12/31/2010	$12.22900	$12.89622	263,993
01/01/2011 to 12/31/2011	$12.89622	$13.02722	304,428
01/01/2012 to 12/31/2012	$13.02722	$13.94202	286,552
01/01/2013 to 12/31/2013	$13.94202	$13.39845	162,102
01/01/2014 to 12/31/2014	$13.39845	$13.67205	105,706
01/01/2015 to 12/31/2015	$13.67205	$13.10267	35,941
01/01/2016 to 12/31/2016	$13.10267	$13.37045	28,927
01/01/2017 to 12/31/2017	$13.37045	$13.66127	20,500
01/01/2018 to 12/31/2018	$13.66127	$13.28459	16,863
AST Bond Portfolio 2018
01/01/2009 to 12/31/2009	$12.00057	$11.03771	799,547
01/01/2010 to 12/31/2010	$11.03771	$12.01457	542,067
01/01/2011 to 12/31/2011	$12.01457	$13.35998	748,102
01/01/2012 to 12/31/2012	$13.35998	$13.82666	528,905
01/01/2013 to 12/31/2013	$13.82666	$13.11080	326,677
01/01/2014 to 12/31/2014	$13.11080	$13.17719	240,394
01/01/2015 to 12/31/2015	$13.17719	$13.00500	102,638
01/01/2016 to 12/31/2016	$13.00500	$12.93740	95,082
01/01/2017 to 12/31/2017	$12.93740	$12.75664	169,784
01/01/2018 to 12/31/2018	$12.75664	$12.58171	0
AST Bond Portfolio 2019
01/01/2009 to 12/31/2009	$12.06930	$10.90593	378,790
01/01/2010 to 12/31/2010	$10.90593	$11.88998	235,797
01/01/2011 to 12/31/2011	$11.88998	$13.50004	117,856
01/01/2012 to 12/31/2012	$13.50004	$13.99045	286,663
01/01/2013 to 12/31/2013	$13.99045	$13.03493	274,966
01/01/2014 to 12/31/2014	$13.03493	$13.30536	219,928
01/01/2015 to 12/31/2015	$13.30536	$13.16542	228,504
01/01/2016 to 12/31/2016	$13.16542	$13.07596	151,074
01/01/2017 to 12/31/2017	$13.07596	$12.89939	117,155
01/01/2018 to 12/31/2018	$12.89939	$12.69833	170,523

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2020
01/02/2009* to 12/31/2009	$9.99884	$8.76199	7,244
01/01/2010 to 12/31/2010	$8.76199	$9.59402	1,468,470
01/01/2011 to 12/31/2011	$9.59402	$11.14707	297,401
01/01/2012 to 12/31/2012	$11.14707	$11.60224	37,243
01/01/2013 to 12/31/2013	$11.60224	$10.61840	530,463
01/01/2014 to 12/31/2014	$10.61840	$11.03571	359,161
01/01/2015 to 12/31/2015	$11.03571	$10.96898	356,759
01/01/2016 to 12/31/2016	$10.96898	$10.94922	243,374
01/01/2017 to 12/31/2017	$10.94922	$10.81467	137,689
01/01/2018 to 12/31/2018	$10.81467	$10.61699	154,449
AST Bond Portfolio 2021
01/04/2010* to 12/31/2010	$9.99767	$10.97475	1,158,302
01/01/2011 to 12/31/2011	$10.97475	$12.92598	841,527
01/01/2012 to 12/31/2012	$12.92598	$13.51389	152,818
01/01/2013 to 12/31/2013	$13.51389	$12.30394	0
01/01/2014 to 12/31/2014	$12.30394	$12.97076	53,591
01/01/2015 to 12/31/2015	$12.97076	$12.92479	48,210
01/01/2016 to 12/31/2016	$12.92479	$12.91135	42,621
01/01/2017 to 12/31/2017	$12.91135	$12.84069	24,681
01/01/2018 to 12/31/2018	$12.84069	$12.57801	20,341
AST Bond Portfolio 2022
01/03/2011* to 12/31/2011	$9.99826	$11.98399	1,012,143
01/01/2012 to 12/31/2012	$11.98399	$12.41794	1,414,862
01/01/2013 to 12/31/2013	$12.41794	$10.97239	189,912
01/01/2014 to 12/31/2014	$10.97239	$11.85587	150,137
01/01/2015 to 12/31/2015	$11.85587	$11.85024	151,605
01/01/2016 to 12/31/2016	$11.85024	$11.81385	118,033
01/01/2017 to 12/31/2017	$11.81385	$11.74786	105,727
01/01/2018 to 12/31/2018	$11.74786	$11.48295	147,862
AST Bond Portfolio 2023
01/03/2012* to 12/31/2012	$9.99768	$10.36719	450,455
01/01/2013 to 12/31/2013	$10.36719	$9.11431	2,327,486
01/01/2014 to 12/31/2014	$9.11431	$10.04904	856,957
01/01/2015 to 12/31/2015	$10.04904	$10.10442	161,400
01/01/2016 to 12/31/2016	$10.10442	$10.08172	168,476
01/01/2017 to 12/31/2017	$10.08172	$10.03791	126,830
01/01/2018 to 12/31/2018	$10.03791	$9.80011	88,980
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	$9.99884	$8.72277	1,122,019
01/01/2014 to 12/31/2014	$8.72277	$9.78573	888,471
01/01/2015 to 12/31/2015	$9.78573	$9.85233	151,250
01/01/2016 to 12/31/2016	$9.85233	$9.82972	145,245
01/01/2017 to 12/31/2017	$9.82972	$9.78582	230,275
01/01/2018 to 12/31/2018	$9.78582	$9.51745	215,577
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$9.99884	$11.26837	263,827
01/01/2015 to 12/31/2015	$11.26837	$11.25223	1,245,145
01/01/2016 to 12/31/2016	$11.25223	$11.28876	0
01/01/2017 to 12/31/2017	$11.28876	$11.25450	0
01/01/2018 to 12/31/2018	$11.25450	$10.93593	27,410
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$9.99884	$9.90750	493,037
01/01/2016 to 12/31/2016	$9.90750	$9.90135	1,109,285
01/01/2017 to 12/31/2017	$9.90135	$9.92864	819,718
01/01/2018 to 12/31/2018	$9.92864	$9.61792	771,255

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$9.99768	$9.84937	1,065,059
01/01/2017 to 12/31/2017	$9.84937	$9.90191	610,328
01/01/2018 to 12/31/2018	$9.90191	$9.57080	605,604
AST Bond Portfolio 2028
01/03/2017* to 12/31/2017	$9.99767	$10.00585	0
01/01/2018 to 12/31/2018	$10.00585	$9.59334	110,801
AST Bond Portfolio 2029
01/02/2018* to 12/31/2018	$9.99767	$9.63218	0
AST Capital Growth Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$7.61695	$9.34576	3,832,960
01/01/2010 to 12/31/2010	$9.34576	$10.37330	3,342,022
01/01/2011 to 12/31/2011	$10.37330	$9.90937	2,940,742
01/01/2012 to 12/31/2012	$9.90937	$11.03229	2,495,771
01/01/2013 to 12/31/2013	$11.03229	$13.25031	1,837,443
01/01/2014 to 12/31/2014	$13.25031	$13.87944	904,879
01/01/2015 to 12/31/2015	$13.87944	$13.66048	352,795
01/01/2016 to 12/31/2016	$13.66048	$14.28862	93,409
01/01/2017 to 12/31/2017	$14.28862	$16.49210	124,579
01/01/2018 to 12/31/2018	$16.49210	$15.14005	67,068
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99826	$11.61742	121
01/01/2014 to 12/31/2014	$11.61742	$12.92135	1,892
01/01/2015 to 12/31/2015	$12.92135	$12.19819	241
01/01/2016 to 12/31/2016	$12.19819	$13.72148	94
01/01/2017 to 12/31/2017	$13.72148	$15.90644	92
01/01/2018 to 12/31/2018	$15.90644	$14.82847	90
AST Cohen & Steers Realty Portfolio
01/01/2009 to 12/31/2009	$10.60682	$13.69951	12,766
01/01/2010 to 12/31/2010	$13.69951	$17.26013	18,979
01/01/2011 to 12/31/2011	$17.26013	$18.01188	9,521
01/01/2012 to 12/31/2012	$18.01188	$20.33946	14,467
01/01/2013 to 12/31/2013	$20.33946	$20.53619	7,957
01/01/2014 to 12/31/2014	$20.53619	$26.32031	5,676
01/01/2015 to 12/31/2015	$26.32031	$27.01583	2,395
01/01/2016 to 12/31/2016	$27.01583	$27.72350	912
01/01/2017 to 12/31/2017	$27.72350	$28.83808	1,106
01/01/2018 to 12/31/2018	$28.83808	$26.88684	2,692
AST Fidelity Institutional AM® Quantitative Portfolio
formerly,AST FI Pyramis® Quantitative Portfolio
01/01/2009 to 12/31/2009	$7.18525	$8.71212	809,984
01/01/2010 to 12/31/2010	$8.71212	$9.75431	787,705
01/01/2011 to 12/31/2011	$9.75431	$9.40610	686,604
01/01/2012 to 12/31/2012	$9.40610	$10.18761	602,300
01/01/2013 to 12/31/2013	$10.18761	$11.44592	475,748
01/01/2014 to 12/31/2014	$11.44592	$11.55864	258,544
01/01/2015 to 12/31/2015	$11.55864	$11.42799	137,828
01/01/2016 to 12/31/2016	$11.42799	$11.66433	63,158
01/01/2017 to 12/31/2017	$11.66433	$13.30117	66,603
01/01/2018 to 12/31/2018	$13.30117	$12.01181	45,014

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Global Real Estate Portfolio
01/01/2009 to 12/31/2009	$6.10073	$8.06886	6,378
01/01/2010 to 12/31/2010	$8.06886	$9.49509	8,429
01/01/2011 to 12/31/2011	$9.49509	$8.82757	4,128
01/01/2012 to 12/31/2012	$8.82757	$10.95839	3,724
01/01/2013 to 12/31/2013	$10.95839	$11.19464	4,351
01/01/2014 to 12/31/2014	$11.19464	$12.48549	2,421
01/01/2015 to 12/31/2015	$12.48549	$12.21220	1,554
01/01/2016 to 12/31/2016	$12.21220	$12.06338	1,016
01/01/2017 to 12/31/2017	$12.06338	$13.09652	849
01/01/2018 to 12/31/2018	$13.09652	$12.21622	694
AST Goldman Sachs Large-Cap Value Portfolio
01/01/2009 to 12/31/2009	$8.13136	$9.48820	284,330
01/01/2010 to 12/31/2010	$9.48820	$10.48599	261,782
01/01/2011 to 12/31/2011	$10.48599	$9.69954	231,127
01/01/2012 to 12/31/2012	$9.69954	$11.36312	165,511
01/01/2013 to 12/31/2013	$11.36312	$14.85598	23,234
01/01/2014 to 12/31/2014	$14.85598	$16.45397	24,011
01/01/2015 to 12/31/2015	$16.45397	$15.36400	14,840
01/01/2016 to 12/31/2016	$15.36400	$16.77802	5,758
01/01/2017 to 12/31/2017	$16.77802	$18.02764	8,957
01/01/2018 to 12/31/2018	$18.02764	$16.14214	6,056
AST Goldman Sachs Mid-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$8.65090	$13.30480	52,461
01/01/2010 to 12/31/2010	$13.30480	$15.60783	49,066
01/01/2011 to 12/31/2011	$15.60783	$14.82555	45,390
01/01/2012 to 12/31/2012	$14.82555	$17.36051	36,456
01/01/2013 to 12/31/2013	$17.36051	$22.46732	17,625
01/01/2014 to 12/31/2014	$22.46732	$24.53098	15,650
01/01/2015 to 12/31/2015	$24.53098	$22.65038	12,354
01/01/2016 to 12/31/2016	$22.65038	$22.54049	6,768
01/01/2017 to 12/31/2017	$22.54049	$28.04707	7,520
01/01/2018 to 12/31/2018	$28.04707	$26.26077	3,175
AST Goldman Sachs Multi-Asset Portfolio
01/01/2009 to 12/31/2009	$7.54219	$9.11045	204,565
01/01/2010 to 12/31/2010	$9.11045	$9.95364	198,569
01/01/2011 to 12/31/2011	$9.95364	$9.69554	176,353
01/01/2012 to 12/31/2012	$9.69554	$10.45310	172,459
01/01/2013 to 12/31/2013	$10.45310	$11.23872	112,624
01/01/2014 to 12/31/2014	$11.23872	$11.44737	112,834
01/01/2015 to 12/31/2015	$11.44737	$11.10509	69,297
01/01/2016 to 12/31/2016	$11.10509	$11.44381	41,235
01/01/2017 to 12/31/2017	$11.44381	$12.58043	43,721
01/01/2018 to 12/31/2018	$12.58043	$11.44557	34,612
AST Goldman Sachs Small-Cap Value Portfolio
05/01/2009* to 12/31/2009	$9.71771	$12.45457	25,675
01/01/2010 to 12/31/2010	$12.45457	$15.45681	20,179
01/01/2011 to 12/31/2011	$15.45681	$15.32973	13,843
01/01/2012 to 12/31/2012	$15.32973	$17.36201	17,036
01/01/2013 to 12/31/2013	$17.36201	$23.59476	7,717
01/01/2014 to 12/31/2014	$23.59476	$24.76200	9,399
01/01/2015 to 12/31/2015	$24.76200	$22.90998	5,237
01/01/2016 to 12/31/2016	$22.90998	$27.88313	2,386
01/01/2017 to 12/31/2017	$27.88313	$30.62637	3,261
01/01/2018 to 12/31/2018	$30.62637	$25.76301	1,788

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Government Money Market Portfolio
01/01/2009 to 12/31/2009	$10.44090	$10.24698	644,748
01/01/2010 to 12/31/2010	$10.24698	$10.03430	305,923
01/01/2011 to 12/31/2011	$10.03430	$9.82602	258,571
01/01/2012 to 12/31/2012	$9.82602	$9.62025	264,530
01/01/2013 to 12/31/2013	$9.62025	$9.41815	93,440
01/01/2014 to 12/31/2014	$9.41815	$9.22030	27,348
01/01/2015 to 12/31/2015	$9.22030	$9.02660	17,727
01/01/2016 to 12/31/2016	$9.02660	$8.83759	37,893
01/01/2017 to 12/31/2017	$8.83759	$8.68195	13,763
01/01/2018 to 12/31/2018	$8.68195	$8.60912	4,319
AST High Yield Portfolio
01/01/2009 to 12/31/2009	$8.83911	$11.73007	73,199
01/01/2010 to 12/31/2010	$11.73007	$13.03410	33,408
01/01/2011 to 12/31/2011	$13.03410	$13.16567	35,210
01/01/2012 to 12/31/2012	$13.16567	$14.67706	24,538
01/01/2013 to 12/31/2013	$14.67706	$15.40065	13,691
01/01/2014 to 12/31/2014	$15.40065	$15.46287	15,847
01/01/2015 to 12/31/2015	$15.46287	$14.59862	8,199
01/01/2016 to 12/31/2016	$14.59862	$16.49329	6,738
01/01/2017 to 12/31/2017	$16.49329	$17.35430	5,863
01/01/2018 to 12/31/2018	$17.35430	$16.65039	2,103
AST Hotchkis & Wiley Large-Cap Value Portfolio
01/01/2009 to 12/31/2009	$7.76283	$9.07674	86,316
01/01/2010 to 12/31/2010	$9.07674	$10.05559	88,789
01/01/2011 to 12/31/2011	$10.05559	$9.43285	69,174
01/01/2012 to 12/31/2012	$9.43285	$10.79391	69,790
01/01/2013 to 12/31/2013	$10.79391	$14.77957	54,593
01/01/2014 to 12/31/2014	$14.77957	$16.45822	48,676
01/01/2015 to 12/31/2015	$16.45822	$14.84986	16,263
01/01/2016 to 12/31/2016	$14.84986	$17.42997	3,193
01/01/2017 to 12/31/2017	$17.42997	$20.34021	5,783
01/01/2018 to 12/31/2018	$20.34021	$17.09279	2,438
AST International Growth Portfolio
01/01/2009 to 12/31/2009	$9.20662	$12.19400	149,271
01/01/2010 to 12/31/2010	$12.19400	$13.66884	131,631
01/01/2011 to 12/31/2011	$13.66884	$11.65259	121,092
01/01/2012 to 12/31/2012	$11.65259	$13.73096	85,192
01/01/2013 to 12/31/2013	$13.73096	$16.00436	22,942
01/01/2014 to 12/31/2014	$16.00436	$14.80257	18,459
01/01/2015 to 12/31/2015	$14.80257	$14.94800	7,411
01/01/2016 to 12/31/2016	$14.94800	$14.08180	4,224
01/01/2017 to 12/31/2017	$14.08180	$18.67111	5,396
01/01/2018 to 12/31/2018	$18.67111	$15.84030	3,358
AST International Value Portfolio
01/01/2009 to 12/31/2009	$11.21322	$14.32585	34,336
01/01/2010 to 12/31/2010	$14.32585	$15.57954	28,297
01/01/2011 to 12/31/2011	$15.57954	$13.33857	25,285
01/01/2012 to 12/31/2012	$13.33857	$15.23569	26,108
01/01/2013 to 12/31/2013	$15.23569	$17.81945	18,585
01/01/2014 to 12/31/2014	$17.81945	$16.27568	15,748
01/01/2015 to 12/31/2015	$16.27568	$16.06404	5,988
01/01/2016 to 12/31/2016	$16.06404	$15.81875	2,675
01/01/2017 to 12/31/2017	$15.81875	$19.02070	4,358
01/01/2018 to 12/31/2018	$19.02070	$15.61457	2,295

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Investment Grade Bond Portfolio
01/01/2009 to 12/31/2009	$10.91356	$11.89217	0
01/01/2010 to 12/31/2010	$11.89217	$12.90106	0
01/01/2011 to 12/31/2011	$12.90106	$14.20246	0
01/01/2012 to 12/31/2012	$14.20246	$15.21099	0
01/01/2013 to 12/31/2013	$15.21099	$14.41767	0
01/01/2014 to 12/31/2014	$14.41767	$15.06477	0
01/01/2015 to 12/31/2015	$15.06477	$14.92140	0
01/01/2016 to 12/31/2016	$14.92140	$15.22288	0
01/01/2017 to 12/31/2017	$15.22288	$15.54679	0
01/01/2018 to 12/31/2018	$15.54679	$15.17793	0
AST J.P. Morgan Global Thematic Portfolio
01/01/2009 to 12/31/2009	$6.90851	$8.56700	118,869
01/01/2010 to 12/31/2010	$8.56700	$9.54600	85,599
01/01/2011 to 12/31/2011	$9.54600	$9.29262	94,951
01/01/2012 to 12/31/2012	$9.29262	$10.33285	94,194
01/01/2013 to 12/31/2013	$10.33285	$11.76297	62,918
01/01/2014 to 12/31/2014	$11.76297	$12.24890	59,885
01/01/2015 to 12/31/2015	$12.24890	$11.86614	42,753
01/01/2016 to 12/31/2016	$11.86614	$12.22356	13,427
01/01/2017 to 12/31/2017	$12.22356	$13.99670	21,439
01/01/2018 to 12/31/2018	$13.99670	$12.69109	12,279
AST J.P. Morgan International Equity Portfolio
01/01/2009 to 12/31/2009	$9.94805	$13.23382	14,262
01/01/2010 to 12/31/2010	$13.23382	$13.88493	9,084
01/01/2011 to 12/31/2011	$13.88493	$12.34986	13,713
01/01/2012 to 12/31/2012	$12.34986	$14.73904	11,642
01/01/2013 to 12/31/2013	$14.73904	$16.64608	1,744
01/01/2014 to 12/31/2014	$16.64608	$15.25918	1,840
01/01/2015 to 12/31/2015	$15.25918	$14.52123	2,736
01/01/2016 to 12/31/2016	$14.52123	$14.49156	2,796
01/01/2017 to 12/31/2017	$14.49156	$18.39238	3,203
01/01/2018 to 12/31/2018	$18.39238	$14.85876	2,591
AST J.P. Morgan Strategic Opportunities Portfolio
01/01/2009 to 12/31/2009	$10.34643	$12.35946	509,188
01/01/2010 to 12/31/2010	$12.35946	$12.98558	354,147
01/01/2011 to 12/31/2011	$12.98558	$12.74300	282,849
01/01/2012 to 12/31/2012	$12.74300	$13.81227	280,111
01/01/2013 to 12/31/2013	$13.81227	$15.01404	184,354
01/01/2014 to 12/31/2014	$15.01404	$15.49973	186,649
01/01/2015 to 12/31/2015	$15.49973	$15.14648	109,285
01/01/2016 to 12/31/2016	$15.14648	$15.39823	49,703
01/01/2017 to 12/31/2017	$15.39823	$16.90622	60,121
01/01/2018 to 12/31/2018	$16.90622	$15.70091	31,877
AST Jennison Large-Cap Growth Portfolio
11/16/2009* to 12/31/2009	$10.08364	$10.28440	0
01/01/2010 to 12/31/2010	$10.28440	$11.20797	0
01/01/2011 to 12/31/2011	$11.20797	$11.04561	133
01/01/2012 to 12/31/2012	$11.04561	$12.45561	0
01/01/2013 to 12/31/2013	$12.45561	$16.64423	0
01/01/2014 to 12/31/2014	$16.64423	$17.84342	0
01/01/2015 to 12/31/2015	$17.84342	$19.32639	0
01/01/2016 to 12/31/2016	$19.32639	$18.64432	0
01/01/2017 to 12/31/2017	$18.64432	$24.79425	0
01/01/2018 to 12/31/2018	$24.79425	$23.87956	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Loomis Sayles Large-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$7.95096	$10.10051	332,996
01/01/2010 to 12/31/2010	$10.10051	$11.84164	281,480
01/01/2011 to 12/31/2011	$11.84164	$11.48743	241,628
01/01/2012 to 12/31/2012	$11.48743	$12.62531	179,431
01/01/2013 to 12/31/2013	$12.62531	$16.88551	49,199
01/01/2014 to 12/31/2014	$16.88551	$18.28157	44,361
01/01/2015 to 12/31/2015	$18.28157	$19.70036	15,449
01/01/2016 to 12/31/2016	$19.70036	$20.36303	5,217
01/01/2017 to 12/31/2017	$20.36303	$26.51364	8,263
01/01/2018 to 12/31/2018	$26.51364	$25.25622	3,605
AST MFS Global Equity Portfolio
01/01/2009 to 12/31/2009	$11.05321	$14.23055	4,260
01/01/2010 to 12/31/2010	$14.23055	$15.61026	4,949
01/01/2011 to 12/31/2011	$15.61026	$14.80417	40,436
01/01/2012 to 12/31/2012	$14.80417	$17.83757	38,421
01/01/2013 to 12/31/2013	$17.83757	$22.28885	10,435
01/01/2014 to 12/31/2014	$22.28885	$22.61303	9,394
01/01/2015 to 12/31/2015	$22.61303	$21.81376	4,102
01/01/2016 to 12/31/2016	$21.81376	$22.87556	3,557
01/01/2017 to 12/31/2017	$22.87556	$27.73593	4,547
01/01/2018 to 12/31/2018	$27.73593	$24.55653	5,923
AST MFS Growth Portfolio
01/01/2009 to 12/31/2009	$8.68434	$10.56831	23,783
01/01/2010 to 12/31/2010	$10.56831	$11.66922	18,671
01/01/2011 to 12/31/2011	$11.66922	$11.35661	18,058
01/01/2012 to 12/31/2012	$11.35661	$13.01721	16,921
01/01/2013 to 12/31/2013	$13.01721	$17.42180	8,629
01/01/2014 to 12/31/2014	$17.42180	$18.54157	10,658
01/01/2015 to 12/31/2015	$18.54157	$19.46440	5,603
01/01/2016 to 12/31/2016	$19.46440	$19.42081	1,432
01/01/2017 to 12/31/2017	$19.42081	$24.85308	2,615
01/01/2018 to 12/31/2018	$24.85308	$24.85132	1,066
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99826	$10.17946	378
01/01/2013 to 12/31/2013	$10.17946	$13.40436	916
01/01/2014 to 12/31/2014	$13.40436	$14.46368	1,082
01/01/2015 to 12/31/2015	$14.46368	$14.05744	386
01/01/2016 to 12/31/2016	$14.05744	$15.61340	523
01/01/2017 to 12/31/2017	$15.61340	$17.93707	903
01/01/2018 to 12/31/2018	$17.93707	$15.77605	574
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/01/2009 to 12/31/2009	$8.85548	$12.19313	57,565
01/01/2010 to 12/31/2010	$12.19313	$14.73484	59,399
01/01/2011 to 12/31/2011	$14.73484	$14.06748	39,680
01/01/2012 to 12/31/2012	$14.06748	$16.13040	37,807
01/01/2013 to 12/31/2013	$16.13040	$22.42557	10,047
01/01/2014 to 12/31/2014	$22.42557	$25.08324	6,373
01/01/2015 to 12/31/2015	$25.08324	$23.17219	3,523
01/01/2016 to 12/31/2016	$23.17219	$26.82249	2,676
01/01/2017 to 12/31/2017	$26.82249	$29.88189	3,391
01/01/2018 to 12/31/2018	$29.88189	$24.44089	1,793

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST New Discovery Asset Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99826	$10.29169	61,609
01/01/2013 to 12/31/2013	$10.29169	$11.98140	28,354
01/01/2014 to 12/31/2014	$11.98140	$12.33254	27,318
01/01/2015 to 12/31/2015	$12.33254	$11.92365	11,355
01/01/2016 to 12/31/2016	$11.92365	$12.17840	6,244
01/01/2017 to 12/31/2017	$12.17840	$13.88984	7,965
01/01/2018 to 12/31/2018	$13.88984	$12.47141	3,526
AST Parametric Emerging Markets Equity Portfolio
01/01/2009 to 12/31/2009	$5.56230	$9.06761	38,546
01/01/2010 to 12/31/2010	$9.06761	$10.85433	30,620
01/01/2011 to 12/31/2011	$10.85433	$8.47245	9,032
01/01/2012 to 12/31/2012	$8.47245	$9.78141	11,262
01/01/2013 to 12/31/2013	$9.78141	$9.59736	1,832
01/01/2014 to 12/31/2014	$9.59736	$8.95578	3,710
01/01/2015 to 12/31/2015	$8.95578	$7.30108	2,971
01/01/2016 to 12/31/2016	$7.30108	$8.03167	2,169
01/01/2017 to 12/31/2017	$8.03167	$9.93771	2,674
01/01/2018 to 12/31/2018	$9.93771	$8.36133	1,945
AST Preservation Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$8.89672	$10.45522	1,694,166
01/01/2010 to 12/31/2010	$10.45522	$11.31786	1,190,107
01/01/2011 to 12/31/2011	$11.31786	$11.19104	1,035,239
01/01/2012 to 12/31/2012	$11.19104	$12.09215	970,169
01/01/2013 to 12/31/2013	$12.09215	$12.92873	542,230
01/01/2014 to 12/31/2014	$12.92873	$13.38820	392,757
01/01/2015 to 12/31/2015	$13.38820	$13.12592	193,363
01/01/2016 to 12/31/2016	$13.12592	$13.56091	90,020
01/01/2017 to 12/31/2017	$13.56091	$14.62184	86,575
01/01/2018 to 12/31/2018	$14.62184	$13.90663	60,628
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.01818	$10.06267	0
01/01/2012 to 12/31/2012	$10.06267	$10.55146	4,755
01/01/2013 to 12/31/2013	$10.55146	$10.09089	5
01/01/2014 to 12/31/2014	$10.09089	$10.47775	46
01/01/2015 to 12/31/2015	$10.47775	$10.23026	40
01/01/2016 to 12/31/2016	$10.23026	$10.43751	102
01/01/2017 to 12/31/2017	$10.43751	$10.79838	18
01/01/2018 to 12/31/2018	$10.79838	$10.48440	260
AST Prudential Growth Allocation Portfolio
01/01/2009 to 12/31/2009	$6.61175	$8.15433	1,174,295
01/01/2010 to 12/31/2010	$8.15433	$9.50159	965,266
01/01/2011 to 12/31/2011	$9.50159	$8.72431	897,315
01/01/2012 to 12/31/2012	$8.72431	$9.64433	878,268
01/01/2013 to 12/31/2013	$9.64433	$11.04946	554,189
01/01/2014 to 12/31/2014	$11.04946	$11.81234	404,728
01/01/2015 to 12/31/2015	$11.81234	$11.49341	206,209
01/01/2016 to 12/31/2016	$11.49341	$12.38854	62,513
01/01/2017 to 12/31/2017	$12.38854	$14.08142	157,223
01/01/2018 to 12/31/2018	$14.08142	$12.73702	62,129

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST QMA Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99826	$11.64038	0
01/01/2014 to 12/31/2014	$11.64038	$13.13290	0
01/01/2015 to 12/31/2015	$13.13290	$13.05549	0
01/01/2016 to 12/31/2016	$13.05549	$14.16951	439
01/01/2017 to 12/31/2017	$14.16951	$16.84332	438
01/01/2018 to 12/31/2018	$16.84332	$15.30854	362
AST QMA US Equity Alpha Portfolio
01/01/2009 to 12/31/2009	$7.61764	$9.08510	9,832
01/01/2010 to 12/31/2010	$9.08510	$10.23289	5,697
01/01/2011 to 12/31/2011	$10.23289	$10.36467	4,908
01/01/2012 to 12/31/2012	$10.36467	$12.05467	6,298
01/01/2013 to 12/31/2013	$12.05467	$15.62862	7,087
01/01/2014 to 12/31/2014	$15.62862	$17.93419	3,707
01/01/2015 to 12/31/2015	$17.93419	$18.09822	2,840
01/01/2016 to 12/31/2016	$18.09822	$20.34961	2,311
01/01/2017 to 12/31/2017	$20.34961	$24.35664	3,195
01/01/2018 to 12/31/2018	$24.35664	$21.88319	5,611
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99826	$8.87255	0
01/01/2012 to 12/31/2012	$8.87255	$9.82884	2,933
01/01/2013 to 12/31/2013	$9.82884	$11.77773	2,633
01/01/2014 to 12/31/2014	$11.77773	$12.27998	0
01/01/2015 to 12/31/2015	$12.27998	$12.04019	0
01/01/2016 to 12/31/2016	$12.04019	$12.53316	0
01/01/2017 to 12/31/2017	$12.53316	$14.50269	0
01/01/2018 to 12/31/2018	$14.50269	$13.26972	0
AST RCM World Trends Portfolio
01/01/2009 to 12/31/2009	$7.11595	$8.59589	352,825
01/01/2010 to 12/31/2010	$8.59589	$9.41836	204,198
01/01/2011 to 12/31/2011	$9.41836	$9.05329	173,747
01/01/2012 to 12/31/2012	$9.05329	$9.77415	161,435
01/01/2013 to 12/31/2013	$9.77415	$10.75920	89,351
01/01/2014 to 12/31/2014	$10.75920	$11.07451	103,462
01/01/2015 to 12/31/2015	$11.07451	$10.82397	70,633
01/01/2016 to 12/31/2016	$10.82397	$11.10750	22,553
01/01/2017 to 12/31/2017	$11.10750	$12.64015	26,393
01/01/2018 to 12/31/2018	$12.64015	$11.39535	9,488
AST Small-Cap Growth Opportunities Portfolio
01/01/2009 to 12/31/2009	$8.96355	$11.64148	66,296
01/01/2010 to 12/31/2010	$11.64148	$15.10646	51,046
01/01/2011 to 12/31/2011	$15.10646	$12.85039	53,009
01/01/2012 to 12/31/2012	$12.85039	$15.10536	40,152
01/01/2013 to 12/31/2013	$15.10536	$20.82370	12,689
01/01/2014 to 12/31/2014	$20.82370	$21.39375	12,776
01/01/2015 to 12/31/2015	$21.39375	$21.22405	6,350
01/01/2016 to 12/31/2016	$21.22405	$22.37916	2,416
01/01/2017 to 12/31/2017	$22.37916	$27.97759	3,066
01/01/2018 to 12/31/2018	$27.97759	$24.41694	2,040

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Small-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$6.85245	$8.98332	31,926
01/01/2010 to 12/31/2010	$8.98332	$11.99757	35,544
01/01/2011 to 12/31/2011	$11.99757	$11.63092	38,469
01/01/2012 to 12/31/2012	$11.63092	$12.77272	36,443
01/01/2013 to 12/31/2013	$12.77272	$16.90290	20,397
01/01/2014 to 12/31/2014	$16.90290	$17.17994	17,311
01/01/2015 to 12/31/2015	$17.17994	$16.95130	5,294
01/01/2016 to 12/31/2016	$16.95130	$18.60042	2,394
01/01/2017 to 12/31/2017	$18.60042	$22.56607	4,898
01/01/2018 to 12/31/2018	$22.56607	$20.23305	1,918
AST Small-Cap Value Portfolio
01/01/2009 to 12/31/2009	$9.49309	$11.80310	80,252
01/01/2010 to 12/31/2010	$11.80310	$14.55900	68,232
01/01/2011 to 12/31/2011	$14.55900	$13.40176	58,191
01/01/2012 to 12/31/2012	$13.40176	$15.50265	50,276
01/01/2013 to 12/31/2013	$15.50265	$20.85373	20,189
01/01/2014 to 12/31/2014	$20.85373	$21.49136	14,968
01/01/2015 to 12/31/2015	$21.49136	$20.13318	5,331
01/01/2016 to 12/31/2016	$20.13318	$25.46793	2,838
01/01/2017 to 12/31/2017	$25.46793	$26.76648	3,762
01/01/2018 to 12/31/2018	$26.76648	$21.72725	1,944
AST T. Rowe Price Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$9.71426	$11.80600	393,433
01/01/2010 to 12/31/2010	$11.80600	$12.89139	354,147
01/01/2011 to 12/31/2011	$12.89139	$12.87148	305,198
01/01/2012 to 12/31/2012	$12.87148	$14.30151	266,784
01/01/2013 to 12/31/2013	$14.30151	$16.35803	265,512
01/01/2014 to 12/31/2014	$16.35803	$16.95617	195,296
01/01/2015 to 12/31/2015	$16.95617	$16.60704	101,450
01/01/2016 to 12/31/2016	$16.60704	$17.48567	30,597
01/01/2017 to 12/31/2017	$17.48567	$19.75707	36,595
01/01/2018 to 12/31/2018	$19.75707	$18.30962	23,987
AST T. Rowe Price Large-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$7.72022	$11.59212	123,660
01/01/2010 to 12/31/2010	$11.59212	$13.14301	99,546
01/01/2011 to 12/31/2011	$13.14301	$12.64929	85,531
01/01/2012 to 12/31/2012	$12.64929	$14.56061	79,086
01/01/2013 to 12/31/2013	$14.56061	$20.53082	52,287
01/01/2014 to 12/31/2014	$20.53082	$21.77708	50,638
01/01/2015 to 12/31/2015	$21.77708	$23.36291	18,218
01/01/2016 to 12/31/2016	$23.36291	$23.49073	6,327
01/01/2017 to 12/31/2017	$23.49073	$31.71212	10,282
01/01/2018 to 12/31/2018	$31.71212	$32.24281	5,879
AST T. Rowe Price Large-Cap Value Portfolio
01/01/2009 to 12/31/2009	$9.55045	$11.05707	30,943
01/01/2010 to 12/31/2010	$11.05707	$12.17184	16,444
01/01/2011 to 12/31/2011	$12.17184	$11.85802	17,128
01/01/2012 to 12/31/2012	$11.85802	$13.16440	15,787
01/01/2013 to 12/31/2013	$13.16440	$17.35110	6,753
01/01/2014 to 12/31/2014	$17.35110	$17.25133	8,130
01/01/2015 to 12/31/2015	$17.25133	$15.86489	4,649
01/01/2016 to 12/31/2016	$15.86489	$16.48445	2,051
01/01/2017 to 12/31/2017	$16.48445	$18.81068	3,053
01/01/2018 to 12/31/2018	$18.81068	$16.62546	2,133

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Natural Resources Portfolio
01/01/2009 to 12/31/2009	$14.18236	$20.73644	26,927
01/01/2010 to 12/31/2010	$20.73644	$24.45347	32,855
01/01/2011 to 12/31/2011	$24.45347	$20.36912	24,308
01/01/2012 to 12/31/2012	$20.36912	$20.66194	19,051
01/01/2013 to 12/31/2013	$20.66194	$23.33926	8,602
01/01/2014 to 12/31/2014	$23.33926	$20.93857	7,708
01/01/2015 to 12/31/2015	$20.93857	$16.55199	5,143
01/01/2016 to 12/31/2016	$16.55199	$20.19426	3,740
01/01/2017 to 12/31/2017	$20.19426	$21.80909	3,958
01/01/2018 to 12/31/2018	$21.80909	$17.79320	3,262
AST Templeton Global Bond Portfolio
01/01/2009 to 12/31/2009	$10.96802	$12.03859	74,058
01/01/2010 to 12/31/2010	$12.03859	$12.46275	60,518
01/01/2011 to 12/31/2011	$12.46275	$12.70463	49,111
01/01/2012 to 12/31/2012	$12.70463	$13.08733	40,834
01/01/2013 to 12/31/2013	$13.08733	$12.33157	3,385
01/01/2014 to 12/31/2014	$12.33157	$12.13982	4,192
01/01/2015 to 12/31/2015	$12.13982	$11.33598	3,680
01/01/2016 to 12/31/2016	$11.33598	$11.58210	2,694
01/01/2017 to 12/31/2017	$11.58210	$11.57093	2,856
01/01/2018 to 12/31/2018	$11.57093	$11.55306	1,266
AST WEDGE Capital Mid-Cap Value Portfolio
01/01/2009 to 12/31/2009	$8.55948	$11.63819	15,964
01/01/2010 to 12/31/2010	$11.63819	$14.08384	16,202
01/01/2011 to 12/31/2011	$14.08384	$13.31260	11,146
01/01/2012 to 12/31/2012	$13.31260	$15.43204	8,468
01/01/2013 to 12/31/2013	$15.43204	$20.00534	3,878
01/01/2014 to 12/31/2014	$20.00534	$22.51712	4,603
01/01/2015 to 12/31/2015	$22.51712	$20.58737	2,549
01/01/2016 to 12/31/2016	$20.58737	$22.97693	1,197
01/01/2017 to 12/31/2017	$22.97693	$26.66428	723
01/01/2018 to 12/31/2018	$26.66428	$21.78765	428
AST Wellington Management Hedged Equity Portfolio
01/01/2009 to 12/31/2009	$6.85388	$8.61770	618,872
01/01/2010 to 12/31/2010	$8.61770	$9.67173	422,372
01/01/2011 to 12/31/2011	$9.67173	$9.14168	344,904
01/01/2012 to 12/31/2012	$9.14168	$9.93461	346,858
01/01/2013 to 12/31/2013	$9.93461	$11.72017	140,277
01/01/2014 to 12/31/2014	$11.72017	$12.10562	150,938
01/01/2015 to 12/31/2015	$12.10562	$11.77639	92,906
01/01/2016 to 12/31/2016	$11.77639	$12.28191	59,063
01/01/2017 to 12/31/2017	$12.28191	$13.65925	81,229
01/01/2018 to 12/31/2018	$13.65925	$12.70264	40,809
AST Western Asset Core Plus Bond Portfolio
01/01/2009 to 12/31/2009	$9.25564	$10.11510	149,997
01/01/2010 to 12/31/2010	$10.11510	$10.67482	96,819
01/01/2011 to 12/31/2011	$10.67482	$11.08070	75,584
01/01/2012 to 12/31/2012	$11.08070	$11.69951	71,309
01/01/2013 to 12/31/2013	$11.69951	$11.28280	75,086
01/01/2014 to 12/31/2014	$11.28280	$11.84080	57,146
01/01/2015 to 12/31/2015	$11.84080	$11.73549	43,630
01/01/2016 to 12/31/2016	$11.73549	$12.08130	7,498
01/01/2017 to 12/31/2017	$12.08130	$12.57443	11,782
01/01/2018 to 12/31/2018	$12.57443	$12.03022	11,248

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Diversified Dividend Fund - Series I
04/29/2011* to 12/31/2011	$9.99285	$9.09362	4,865
01/01/2012 to 12/31/2012	$9.09362	$10.56924	5,130
01/01/2013 to 12/31/2013	$10.56924	$13.55880	2,681
01/01/2014 to 12/31/2014	$13.55880	$14.97680	4,985
01/01/2015 to 12/31/2015	$14.97680	$14.96522	2,616
01/01/2016 to 12/31/2016	$14.96522	$16.82220	1,312
01/01/2017 to 12/31/2017	$16.82220	$17.88215	1,261
01/01/2018 to 12/31/2018	$17.88215	$16.17852	820
Invesco V.I. Health Care Fund - Series I
formerly,Invesco V.I. Global Health Care Fund - Series I
01/01/2009 to 12/31/2009	$9.54262	$11.92768	14,240
01/01/2010 to 12/31/2010	$11.92768	$12.29544	7,700
01/01/2011 to 12/31/2011	$12.29544	$12.51320	7,247
01/01/2012 to 12/31/2012	$12.51320	$14.80991	6,573
01/01/2013 to 12/31/2013	$14.80991	$20.37736	2,591
01/01/2014 to 12/31/2014	$20.37736	$23.87342	3,836
01/01/2015 to 12/31/2015	$23.87342	$24.11121	2,540
01/01/2016 to 12/31/2016	$24.11121	$20.90060	145
01/01/2017 to 12/31/2017	$20.90060	$23.70156	609
01/01/2018 to 12/31/2018	$23.70156	$23.41088	171
Invesco V.I. Mid Cap Growth Portfolio, Series I
04/27/2012* to 12/31/2012	$10.04980	$9.73544	2,473
01/01/2013 to 12/31/2013	$9.73544	$13.05900	1,375
01/01/2014 to 12/31/2014	$13.05900	$13.81228	971
01/01/2015 to 12/31/2015	$13.81228	$13.68523	588
01/01/2016 to 12/31/2016	$13.68523	$13.49983	391
01/01/2017 to 12/31/2017	$13.49983	$16.18999	734
01/01/2018 to 12/31/2018	$16.18999	$14.96302	380
Invesco V.I. Technology Fund - Series I
01/01/2009 to 12/31/2009	$6.20443	$9.56069	0
01/01/2010 to 12/31/2010	$9.56069	$11.35421	0
01/01/2011 to 12/31/2011	$11.35421	$10.55427	0
01/01/2012 to 12/31/2012	$10.55427	$11.49747	0
01/01/2013 to 12/31/2013	$11.49747	$14.08628	0
01/01/2014 to 12/31/2014	$14.08628	$15.31460	0
01/01/2015 to 12/31/2015	$15.31460	$16.01467	0
01/01/2016 to 12/31/2016	$16.01467	$15.56070	0
01/01/2017 to 12/31/2017	$15.56070	$20.58746	0
01/01/2018 to 12/31/2018	$20.58746	$20.06102	0
NVIT Emerging Markets Fund Class D
08/05/2016* to 12/31/2016	$10.12634	$9.71145	1,281
01/01/2017 to 12/31/2017	$9.71145	$13.41555	933
01/01/2018 to 12/31/2018	$13.41555	$10.80654	186
ProFund VP Asia 30
01/01/2009 to 12/31/2009	$11.28104	$17.03019	264
01/01/2010 to 12/31/2010	$17.03019	$18.99149	69
01/01/2011 to 12/31/2011	$18.99149	$13.57359	16
01/01/2012 to 12/31/2012	$13.57359	$15.34438	0
01/01/2013 to 12/31/2013	$15.34438	$17.27135	0
01/01/2014 to 12/31/2014	$17.27135	$16.64332	0
01/01/2015 to 12/31/2015	$16.64332	$14.76539	0
01/01/2016 to 12/31/2016	$14.76539	$14.54866	0
01/01/2017 to 12/31/2017	$14.54866	$18.92734	0
01/01/2018 to 12/31/2018	$18.92734	$15.08210	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Banks
01/01/2009 to 12/31/2009	$4.74047	$4.44392	0
01/01/2010 to 12/31/2010	$4.44392	$4.71332	971
01/01/2011 to 12/31/2011	$4.71332	$3.37990	0
01/01/2012 to 12/31/2012	$3.37990	$4.41410	0
01/01/2013 to 12/31/2013	$4.41410	$5.76716	0
01/01/2014 to 12/31/2014	$5.76716	$6.23197	0
01/01/2015 to 12/31/2015	$6.23197	$6.07480	0
01/01/2016 to 12/31/2016	$6.07480	$7.32903	0
01/01/2017 to 12/31/2017	$7.32903	$8.46141	0
01/01/2018 to 12/31/2018	$8.46141	$6.80029	0
ProFund VP Basic Materials
01/01/2009 to 12/31/2009	$8.59510	$13.66303	832
01/01/2010 to 12/31/2010	$13.66303	$17.34859	210
01/01/2011 to 12/31/2011	$17.34859	$14.24148	0
01/01/2012 to 12/31/2012	$14.24148	$15.12488	0
01/01/2013 to 12/31/2013	$15.12488	$17.53661	0
01/01/2014 to 12/31/2014	$17.53661	$17.45771	0
01/01/2015 to 12/31/2015	$17.45771	$14.71144	0
01/01/2016 to 12/31/2016	$14.71144	$17.06655	0
01/01/2017 to 12/31/2017	$17.06655	$20.54519	0
01/01/2018 to 12/31/2018	$20.54519	$16.55982	0
ProFund VP Bear
01/01/2009 to 12/31/2009	$9.63093	$6.80093	2,374
01/01/2010 to 12/31/2010	$6.80093	$5.47298	2,196
01/01/2011 to 12/31/2011	$5.47298	$4.88223	3,067
01/01/2012 to 12/31/2012	$4.88223	$3.98617	2,517
01/01/2013 to 12/31/2013	$3.98617	$2.86623	354
01/01/2014 to 12/31/2014	$2.86623	$2.40624	0
01/01/2015 to 12/31/2015	$2.40624	$2.23980	0
01/01/2016 to 12/31/2016	$2.23980	$1.90667	0
01/01/2017 to 12/31/2017	$1.90667	$1.53134	0
01/01/2018 to 12/31/2018	$1.53134	$1.55979	0
ProFund VP Bull
01/01/2009 to 12/31/2009	$7.80292	$9.49876	0
01/01/2010 to 12/31/2010	$9.49876	$10.46897	0
01/01/2011 to 12/31/2011	$10.46897	$10.24964	0
01/01/2012 to 12/31/2012	$10.24964	$11.42751	0
01/01/2013 to 12/31/2013	$11.42751	$14.51662	0
01/01/2014 to 12/31/2014	$14.51662	$15.84161	0
01/01/2015 to 12/31/2015	$15.84161	$15.43787	0
01/01/2016 to 12/31/2016	$15.43787	$16.57468	0
01/01/2017 to 12/31/2017	$16.57468	$19.36648	0
01/01/2018 to 12/31/2018	$19.36648	$17.79216	0
ProFund VP Consumer Goods Portfolio
01/01/2009 to 12/31/2009	$9.28216	$11.04695	0
01/01/2010 to 12/31/2010	$11.04695	$12.69275	517
01/01/2011 to 12/31/2011	$12.69275	$13.28984	0
01/01/2012 to 12/31/2012	$13.28984	$14.42295	0
01/01/2013 to 12/31/2013	$14.42295	$18.13766	0
01/01/2014 to 12/31/2014	$18.13766	$19.57280	0
01/01/2015 to 12/31/2015	$19.57280	$19.95951	0
01/01/2016 to 12/31/2016	$19.95951	$20.23393	0
01/01/2017 to 12/31/2017	$20.23393	$22.79264	0
01/01/2018 to 12/31/2018	$22.79264	$19.00849	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Consumer Services
01/01/2009 to 12/31/2009	$6.61470	$8.47061	0
01/01/2010 to 12/31/2010	$8.47061	$10.06663	0
01/01/2011 to 12/31/2011	$10.06663	$10.39765	0
01/01/2012 to 12/31/2012	$10.39765	$12.42838	0
01/01/2013 to 12/31/2013	$12.42838	$17.01860	0
01/01/2014 to 12/31/2014	$17.01860	$18.73741	0
01/01/2015 to 12/31/2015	$18.73741	$19.20415	0
01/01/2016 to 12/31/2016	$19.20415	$19.58900	0
01/01/2017 to 12/31/2017	$19.58900	$22.70141	0
01/01/2018 to 12/31/2018	$22.70141	$22.35867	0
ProFund VP Europe 30
01/01/2009 to 12/31/2009	$9.29312	$12.03595	86
01/01/2010 to 12/31/2010	$12.03595	$12.09365	21
01/01/2011 to 12/31/2011	$12.09365	$10.78796	21
01/01/2012 to 12/31/2012	$10.78796	$12.31362	0
01/01/2013 to 12/31/2013	$12.31362	$14.66333	0
01/01/2014 to 12/31/2014	$14.66333	$13.11397	0
01/01/2015 to 12/31/2015	$13.11397	$11.44192	0
01/01/2016 to 12/31/2016	$11.44192	$12.07711	0
01/01/2017 to 12/31/2017	$12.07711	$14.15496	0
01/01/2018 to 12/31/2018	$14.15496	$11.89820	0
ProFund VP Financials
01/01/2009 to 12/31/2009	$5.06007	$5.69727	0
01/01/2010 to 12/31/2010	$5.69727	$6.18736	0
01/01/2011 to 12/31/2011	$6.18736	$5.21967	0
01/01/2012 to 12/31/2012	$5.21967	$6.37345	0
01/01/2013 to 12/31/2013	$6.37345	$8.24129	0
01/01/2014 to 12/31/2014	$8.24129	$9.11050	0
01/01/2015 to 12/31/2015	$9.11050	$8.78594	0
01/01/2016 to 12/31/2016	$8.78594	$9.91978	0
01/01/2017 to 12/31/2017	$9.91978	$11.47868	0
01/01/2018 to 12/31/2018	$11.47868	$10.06440	0
ProFund VP Health Care
01/01/2009 to 12/31/2009	$8.82757	$10.33226	0
01/01/2010 to 12/31/2010	$10.33226	$10.40298	0
01/01/2011 to 12/31/2011	$10.40298	$11.21487	0
01/01/2012 to 12/31/2012	$11.21487	$12.88980	0
01/01/2013 to 12/31/2013	$12.88980	$17.63648	0
01/01/2014 to 12/31/2014	$17.63648	$21.35812	0
01/01/2015 to 12/31/2015	$21.35812	$21.95995	0
01/01/2016 to 12/31/2016	$21.95995	$20.62862	0
01/01/2017 to 12/31/2017	$20.62862	$24.42129	0
01/01/2018 to 12/31/2018	$24.42129	$24.96591	0
ProFund VP Industrials
01/01/2009 to 12/31/2009	$8.45437	$10.27131	0
01/01/2010 to 12/31/2010	$10.27131	$12.44386	3,529
01/01/2011 to 12/31/2011	$12.44386	$11.96552	1,867
01/01/2012 to 12/31/2012	$11.96552	$13.56451	2,156
01/01/2013 to 12/31/2013	$13.56451	$18.35116	0
01/01/2014 to 12/31/2014	$18.35116	$18.96780	0
01/01/2015 to 12/31/2015	$18.96780	$17.93430	0
01/01/2016 to 12/31/2016	$17.93430	$20.63959	0
01/01/2017 to 12/31/2017	$20.63959	$24.73355	0
01/01/2018 to 12/31/2018	$24.73355	$21.12051	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Japan
01/01/2009 to 12/31/2009	$7.97185	$8.61053	0
01/01/2010 to 12/31/2010	$8.61053	$7.87907	0
01/01/2011 to 12/31/2011	$7.87907	$6.28371	0
01/01/2012 to 12/31/2012	$6.28371	$7.56319	0
01/01/2013 to 12/31/2013	$7.56319	$10.97602	0
01/01/2014 to 12/31/2014	$10.97602	$11.09213	0
01/01/2015 to 12/31/2015	$11.09213	$11.49002	0
01/01/2016 to 12/31/2016	$11.49002	$11.29585	0
01/01/2017 to 12/31/2017	$11.29585	$13.09995	0
01/01/2018 to 12/31/2018	$13.09995	$11.33118	0
ProFund VP Large-Cap Growth
01/01/2009 to 12/31/2009	$7.23152	$9.18470	280
01/01/2010 to 12/31/2010	$9.18470	$10.17743	70
01/01/2011 to 12/31/2011	$10.17743	$10.27596	69
01/01/2012 to 12/31/2012	$10.27596	$11.33905	0
01/01/2013 to 12/31/2013	$11.33905	$14.50521	0
01/01/2014 to 12/31/2014	$14.50521	$16.03645	0
01/01/2015 to 12/31/2015	$16.03645	$16.28946	0
01/01/2016 to 12/31/2016	$16.28946	$16.74806	0
01/01/2017 to 12/31/2017	$16.74806	$20.54462	0
01/01/2018 to 12/31/2018	$20.54462	$19.73670	0
ProFund VP Large-Cap Value
01/01/2009 to 12/31/2009	$6.93831	$8.11490	180
01/01/2010 to 12/31/2010	$8.11490	$8.96899	45
01/01/2011 to 12/31/2011	$8.96899	$8.66858	44
01/01/2012 to 12/31/2012	$8.66858	$9.79484	0
01/01/2013 to 12/31/2013	$9.79484	$12.45559	0
01/01/2014 to 12/31/2014	$12.45559	$13.47140	0
01/01/2015 to 12/31/2015	$13.47140	$12.56399	0
01/01/2016 to 12/31/2016	$12.56399	$14.19895	0
01/01/2017 to 12/31/2017	$14.19895	$15.76919	0
01/01/2018 to 12/31/2018	$15.76919	$13.79571	0
ProFund VP Mid-Cap Growth
01/01/2009 to 12/31/2009	$8.09237	$10.95814	95
01/01/2010 to 12/31/2010	$10.95814	$13.77687	23
01/01/2011 to 12/31/2011	$13.77687	$13.09767	292
01/01/2012 to 12/31/2012	$13.09767	$14.79431	0
01/01/2013 to 12/31/2013	$14.79431	$18.90495	0
01/01/2014 to 12/31/2014	$18.90495	$19.59825	0
01/01/2015 to 12/31/2015	$19.59825	$19.24106	0
01/01/2016 to 12/31/2016	$19.24106	$21.26360	0
01/01/2017 to 12/31/2017	$21.26360	$24.62937	0
01/01/2018 to 12/31/2018	$24.62937	$21.22129	0
ProFund VP Mid-Cap Value
01/01/2009 to 12/31/2009	$8.82911	$11.31216	75
01/01/2010 to 12/31/2010	$11.31216	$13.33964	19
01/01/2011 to 12/31/2011	$13.33964	$12.54738	19
01/01/2012 to 12/31/2012	$12.54738	$14.31824	0
01/01/2013 to 12/31/2013	$14.31824	$18.52563	0
01/01/2014 to 12/31/2014	$18.52563	$19.98386	0
01/01/2015 to 12/31/2015	$19.98386	$17.95509	0
01/01/2016 to 12/31/2016	$17.95509	$21.85787	0
01/01/2017 to 12/31/2017	$21.85787	$23.67027	0
01/01/2018 to 12/31/2018	$23.67027	$20.09099	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP NASDAQ-100
01/01/2009 to 12/31/2009	$7.18029	$10.68564	0
01/01/2010 to 12/31/2010	$10.68564	$12.37009	0
01/01/2011 to 12/31/2011	$12.37009	$12.28710	0
01/01/2012 to 12/31/2012	$12.28710	$13.98101	0
01/01/2013 to 12/31/2013	$13.98101	$18.37887	0
01/01/2014 to 12/31/2014	$18.37887	$21.05289	0
01/01/2015 to 12/31/2015	$21.05289	$22.14720	0
01/01/2016 to 12/31/2016	$22.14720	$22.82297	0
01/01/2017 to 12/31/2017	$22.82297	$29.13179	0
01/01/2018 to 12/31/2018	$29.13179	$27.98329	0
ProFund VP Oil & Gas
01/01/2009 to 12/31/2009	$16.80236	$18.99895	329
01/01/2010 to 12/31/2010	$18.99895	$21.90399	343
01/01/2011 to 12/31/2011	$21.90399	$21.92652	0
01/01/2012 to 12/31/2012	$21.92652	$22.08696	0
01/01/2013 to 12/31/2013	$22.08696	$26.82823	0
01/01/2014 to 12/31/2014	$26.82823	$23.41008	0
01/01/2015 to 12/31/2015	$23.41008	$17.56145	0
01/01/2016 to 12/31/2016	$17.56145	$21.35172	0
01/01/2017 to 12/31/2017	$21.35172	$20.24097	0
01/01/2018 to 12/31/2018	$20.24097	$15.80643	0
ProFund VP Pharmaceuticals
01/01/2009 to 12/31/2009	$7.71755	$8.83214	0
01/01/2010 to 12/31/2010	$8.83214	$8.68795	0
01/01/2011 to 12/31/2011	$8.68795	$9.87798	0
01/01/2012 to 12/31/2012	$9.87798	$10.81643	0
01/01/2013 to 12/31/2013	$10.81643	$13.93855	0
01/01/2014 to 12/31/2014	$13.93855	$16.28768	0
01/01/2015 to 12/31/2015	$16.28768	$16.65409	0
01/01/2016 to 12/31/2016	$16.65409	$15.69650	0
01/01/2017 to 12/31/2017	$15.69650	$16.95944	0
01/01/2018 to 12/31/2018	$16.95944	$15.57212	0
ProFund VP Precious Metals
01/01/2009 to 12/31/2009	$10.76508	$14.26188	19
01/01/2010 to 12/31/2010	$14.26188	$18.56041	19
01/01/2011 to 12/31/2011	$18.56041	$14.67972	19
01/01/2012 to 12/31/2012	$14.67972	$12.28015	59
01/01/2013 to 12/31/2013	$12.28015	$7.46018	0
01/01/2014 to 12/31/2014	$7.46018	$5.56031	0
01/01/2015 to 12/31/2015	$5.56031	$3.65505	0
01/01/2016 to 12/31/2016	$3.65505	$5.57600	0
01/01/2017 to 12/31/2017	$5.57600	$5.74733	0
01/01/2018 to 12/31/2018	$5.74733	$4.86812	0
ProFund VP Real Estate
01/01/2009 to 12/31/2009	$8.02748	$10.05134	0
01/01/2010 to 12/31/2010	$10.05134	$12.27026	0
01/01/2011 to 12/31/2011	$12.27026	$12.58358	1,510
01/01/2012 to 12/31/2012	$12.58358	$14.43432	0
01/01/2013 to 12/31/2013	$14.43432	$14.14412	0
01/01/2014 to 12/31/2014	$14.14412	$17.31138	0
01/01/2015 to 12/31/2015	$17.31138	$17.00282	0
01/01/2016 to 12/31/2016	$17.00282	$17.59973	0
01/01/2017 to 12/31/2017	$17.59973	$18.61812	0
01/01/2018 to 12/31/2018	$18.61812	$17.18659	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Rising Rates Opportunity
01/01/2009 to 12/31/2009	$4.56069	$5.90199	0
01/01/2010 to 12/31/2010	$5.90199	$4.85201	0
01/01/2011 to 12/31/2011	$4.85201	$2.96881	0
01/01/2012 to 12/31/2012	$2.96881	$2.70471	0
01/01/2013 to 12/31/2013	$2.70471	$3.08426	0
01/01/2014 to 12/31/2014	$3.08426	$2.10581	0
01/01/2015 to 12/31/2015	$2.10581	$2.02878	0
01/01/2016 to 12/31/2016	$2.02878	$1.88370	0
01/01/2017 to 12/31/2017	$1.88370	$1.62471	0
01/01/2018 to 12/31/2018	$1.62471	$1.65657	0
ProFund VP Short NASDAQ-100
01/01/2009 to 12/31/2009	$9.88758	$5.74393	3,470
01/01/2010 to 12/31/2010	$5.74393	$4.43189	3,470
01/01/2011 to 12/31/2011	$4.43189	$3.88441	0
01/01/2012 to 12/31/2012	$3.88441	$3.08785	0
01/01/2013 to 12/31/2013	$3.08785	$2.13412	0
01/01/2014 to 12/31/2014	$2.13412	$1.68433	0
01/01/2015 to 12/31/2015	$1.68433	$1.43387	0
01/01/2016 to 12/31/2016	$1.43387	$1.26261	0
01/01/2017 to 12/31/2017	$1.26261	$0.92405	0
01/01/2018 to 12/31/2018	$0.92405	$0.87838	0
ProFund VP Small-Cap Growth
01/01/2009 to 12/31/2009	$9.02435	$11.14691	722
01/01/2010 to 12/31/2010	$11.14691	$13.72024	667
01/01/2011 to 12/31/2011	$13.72024	$13.60462	0
01/01/2012 to 12/31/2012	$13.60462	$14.98078	0
01/01/2013 to 12/31/2013	$14.98078	$20.59536	0
01/01/2014 to 12/31/2014	$20.59536	$20.60096	0
01/01/2015 to 12/31/2015	$20.60096	$20.40489	0
01/01/2016 to 12/31/2016	$20.40489	$24.01977	0
01/01/2017 to 12/31/2017	$24.01977	$26.56661	0
01/01/2018 to 12/31/2018	$26.56661	$24.51066	0
ProFund VP Small-Cap Value
01/01/2009 to 12/31/2009	$9.05421	$10.67245	0
01/01/2010 to 12/31/2010	$10.67245	$12.75781	0
01/01/2011 to 12/31/2011	$12.75781	$11.97783	0
01/01/2012 to 12/31/2012	$11.97783	$13.62038	0
01/01/2013 to 12/31/2013	$13.62038	$18.35831	0
01/01/2014 to 12/31/2014	$18.35831	$19.01774	0
01/01/2015 to 12/31/2015	$19.01774	$17.07705	0
01/01/2016 to 12/31/2016	$17.07705	$21.53073	0
01/01/2017 to 12/31/2017	$21.53073	$23.12688	0
01/01/2018 to 12/31/2018	$23.12688	$19.42015	0
ProFund VP Telecommunications
01/01/2009 to 12/31/2009	$10.28071	$10.80138	0
01/01/2010 to 12/31/2010	$10.80138	$12.23350	0
01/01/2011 to 12/31/2011	$12.23350	$12.20079	0
01/01/2012 to 12/31/2012	$12.20079	$13.91696	0
01/01/2013 to 12/31/2013	$13.91696	$15.26912	0
01/01/2014 to 12/31/2014	$15.26912	$15.03303	0
01/01/2015 to 12/31/2015	$15.03303	$14.94137	0
01/01/2016 to 12/31/2016	$14.94137	$17.79663	0
01/01/2017 to 12/31/2017	$17.79663	$17.05396	0
01/01/2018 to 12/31/2018	$17.05396	$14.17225	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP U.S. Government Plus
01/01/2009 to 12/31/2009	$17.05276	$11.24900	45
01/01/2010 to 12/31/2010	$11.24900	$12.12552	11
01/01/2011 to 12/31/2011	$12.12552	$17.03780	11
01/01/2012 to 12/31/2012	$17.03780	$16.84165	0
01/01/2013 to 12/31/2013	$16.84165	$13.33652	0
01/01/2014 to 12/31/2014	$13.33652	$17.80811	0
01/01/2015 to 12/31/2015	$17.80811	$16.45051	0
01/01/2016 to 12/31/2016	$16.45051	$16.05644	0
01/01/2017 to 12/31/2017	$16.05644	$17.21168	0
01/01/2018 to 12/31/2018	$17.21168	$15.93451	0
ProFund VP UltraMid-Cap
01/01/2009 to 12/31/2009	$5.73174	$9.30279	5,011
01/01/2010 to 12/31/2010	$9.30279	$13.63207	4,005
01/01/2011 to 12/31/2011	$13.63207	$11.52456	3,532
01/01/2012 to 12/31/2012	$11.52456	$14.94766	294
01/01/2013 to 12/31/2013	$14.94766	$24.96759	293
01/01/2014 to 12/31/2014	$24.96759	$28.19343	0
01/01/2015 to 12/31/2015	$28.19343	$25.07602	0
01/01/2016 to 12/31/2016	$25.07602	$33.85869	0
01/01/2017 to 12/31/2017	$33.85869	$42.71648	0
01/01/2018 to 12/31/2018	$42.71648	$30.61995	0
ProFund VP Utilities
01/01/2009 to 12/31/2009	$12.45237	$13.49961	448
01/01/2010 to 12/31/2010	$13.49961	$14.00268	447
01/01/2011 to 12/31/2011	$14.00268	$16.10960	449
01/01/2012 to 12/31/2012	$16.10960	$15.79276	448
01/01/2013 to 12/31/2013	$15.79276	$17.51958	0
01/01/2014 to 12/31/2014	$17.51958	$21.59155	0
01/01/2015 to 12/31/2015	$21.59155	$19.78463	0
01/01/2016 to 12/31/2016	$19.78463	$22.29067	0
01/01/2017 to 12/31/2017	$22.29067	$24.14589	0
01/01/2018 to 12/31/2018	$24.14589	$24.31780	0
PSF SP International Growth Portfolio
formerly,Prudential SP International Growth Portfolio
01/01/2009 to 12/31/2009	$8.09307	$10.86636	107
01/01/2010 to 12/31/2010	$10.86636	$12.12865	95
01/01/2011 to 12/31/2011	$12.12865	$10.10314	132
01/01/2012 to 12/31/2012	$10.10314	$12.10589	0
01/01/2013 to 12/31/2013	$12.10589	$14.08796	0
01/01/2014 to 12/31/2014	$14.08796	$13.00384	0
01/01/2015 to 12/31/2015	$13.00384	$13.15933	0
01/01/2016 to 12/31/2016	$13.15933	$12.42209	0
01/01/2017 to 12/31/2017	$12.42209	$16.51771	0
01/01/2018 to 12/31/2018	$16.51771	$14.09732	0
Wells Fargo VT International Equity Fund - Class 1
07/16/2010* to 12/31/2010	$11.59674	$13.99293	4,650
01/01/2011 to 12/31/2011	$13.99293	$11.94731	5,298
01/01/2012 to 12/31/2012	$11.94731	$13.29616	2,504
01/01/2013 to 12/31/2013	$13.29616	$15.61229	1,565
01/01/2014 to 12/31/2014	$15.61229	$14.47416	2,161
01/01/2015 to 12/31/2015	$14.47416	$14.49548	1,607
01/01/2016 to 12/31/2016	$14.49548	$14.65375	1,485
01/01/2017 to 12/31/2017	$14.65375	$17.91337	1,511
01/01/2018 to 12/31/2018	$17.91337	$14.57865	1,291

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Wells Fargo VT Omega Growth Fund - Class 1
07/16/2010* to 12/31/2010	$11.87823	$14.94866	3,585
01/01/2011 to 12/31/2011	$14.94866	$13.85114	2,342
01/01/2012 to 12/31/2012	$13.85114	$16.37430	3,084
01/01/2013 to 12/31/2013	$16.37430	$22.47749	1,009
01/01/2014 to 12/31/2014	$22.47749	$22.90493	1,101
01/01/2015 to 12/31/2015	$22.90493	$22.78737	585
01/01/2016 to 12/31/2016	$22.78737	$22.48109	207
01/01/2017 to 12/31/2017	$22.48109	$29.70355	465
01/01/2018 to 12/31/2018	$29.70355	$29.22704	682
Wells Fargo VT Small Cap Growth Fund - Class 1
07/16/2010* to 12/31/2010	$9.59314	$12.22248	0
01/01/2011 to 12/31/2011	$12.22248	$11.44667	0
01/01/2012 to 12/31/2012	$11.44667	$12.11480	0
01/01/2013 to 12/31/2013	$12.11480	$17.85671	0
01/01/2014 to 12/31/2014	$17.85671	$17.18893	0
01/01/2015 to 12/31/2015	$17.18893	$16.38455	0
01/01/2016 to 12/31/2016	$16.38455	$17.34125	0
01/01/2017 to 12/31/2017	$17.34125	$21.41597	0
01/01/2018 to 12/31/2018	$21.41597	$21.27263	0
*Denotes the start date of these sub-accounts

ASAP III
Prudential Annuities Life Assurance Corporation
Statement of Additional Information
ACCUMULATION UNIT VALUES: With HD GRO 60 bps and HAV 40 bps OR GRO Plus 2008 60 bps and HAV 40 bps (2.25%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ACCESS VP High Yield Fund
05/01/2009 to 12/31/2009	$10.00910	$12.34044	0
01/01/2010 to 12/31/2010	$12.34044	$14.03817	0
01/01/2011 to 12/31/2011	$14.03817	$14.09977	0
01/01/2012 to 12/31/2012	$14.09977	$15.72856	0
01/01/2013 to 12/31/2013	$15.72856	$16.91508	0
01/01/2014 to 12/31/2014	$16.91508	$16.92122	0
01/01/2015 to 12/31/2015	$16.92122	$16.56601	0
01/01/2016 to 12/31/2016	$16.56601	$17.65187	0
01/01/2017 to 12/31/2017	$17.65187	$18.08311	0
01/01/2018 to 12/31/2018	$18.08311	$17.56593	0
AST Academic Strategies Asset Allocation Portfolio
05/01/2009 to 12/31/2009	$7.77087	$9.45814	74,798,204
01/01/2010 to 12/31/2010	$9.45814	$10.35156	72,644,706
01/01/2011 to 12/31/2011	$10.35156	$9.84994	61,319,650
01/01/2012 to 12/31/2012	$9.84994	$10.83790	57,128,002
01/01/2013 to 12/31/2013	$10.83790	$11.65077	50,094,174
01/01/2014 to 12/31/2014	$11.65077	$11.82354	43,460,769
01/01/2015 to 12/31/2015	$11.82354	$11.18545	35,546,064
01/01/2016 to 12/31/2016	$11.18545	$11.62708	24,834,197
01/01/2017 to 12/31/2017	$11.62708	$12.79662	16,373,530
01/01/2018 to 12/31/2018	$12.79662	$11.48951	12,117,690
AST Advanced Strategies Portfolio
05/01/2009 to 12/31/2009	$7.78064	$9.61091	28,706,289
01/01/2010 to 12/31/2010	$9.61091	$10.68241	30,055,291
01/01/2011 to 12/31/2011	$10.68241	$10.45419	25,000,590
01/01/2012 to 12/31/2012	$10.45419	$11.61340	25,101,059
01/01/2013 to 12/31/2013	$11.61340	$13.23168	24,024,892
01/01/2014 to 12/31/2014	$13.23168	$13.72398	22,055,595
01/01/2015 to 12/31/2015	$13.72398	$13.52288	18,525,032
01/01/2016 to 12/31/2016	$13.52288	$14.15876	14,025,150
01/01/2017 to 12/31/2017	$14.15876	$16.18382	9,189,139
01/01/2018 to 12/31/2018	$16.18382	$14.88656	6,641,136
AST AQR Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99813	$11.58881	732
01/01/2014 to 12/31/2014	$11.58881	$12.81986	6,256
01/01/2015 to 12/31/2015	$12.81986	$12.74783	3,619
01/01/2016 to 12/31/2016	$12.74783	$13.79544	6,341
01/01/2017 to 12/31/2017	$13.79544	$16.47114	8,253
01/01/2018 to 12/31/2018	$16.47114	$14.78902	3,961
AST Balanced Asset Allocation Portfolio
05/01/2009 to 12/31/2009	$8.08454	$9.69993	31,686,971
01/01/2010 to 12/31/2010	$9.69993	$10.64934	36,176,891
01/01/2011 to 12/31/2011	$10.64934	$10.28360	28,001,755
01/01/2012 to 12/31/2012	$10.28360	$11.30592	27,966,738
01/01/2013 to 12/31/2013	$11.30592	$13.00200	25,877,571
01/01/2014 to 12/31/2014	$13.00200	$13.53824	22,829,372
01/01/2015 to 12/31/2015	$13.53824	$13.29657	18,611,099
01/01/2016 to 12/31/2016	$13.29657	$13.81670	14,235,835
01/01/2017 to 12/31/2017	$13.81670	$15.52001	10,439,606
01/01/2018 to 12/31/2018	$15.52001	$14.42039	7,146,379

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99813	$9.12934	780,622
01/01/2012 to 12/31/2012	$9.12934	$9.98507	1,253,385
01/01/2013 to 12/31/2013	$9.98507	$10.81976	1,726,168
01/01/2014 to 12/31/2014	$10.81976	$11.09403	1,570,720
01/01/2015 to 12/31/2015	$11.09403	$10.51899	1,447,431
01/01/2016 to 12/31/2016	$10.51899	$10.99861	1,249,534
01/01/2017 to 12/31/2017	$10.99861	$12.10776	991,268
01/01/2018 to 12/31/2018	$12.10776	$11.20908	853,503
AST BlackRock Low Duration Bond Portfolio
05/01/2009 to 12/31/2009	$12.42672	$13.02347	7,445,388
01/01/2010 to 12/31/2010	$13.02347	$13.22684	7,123,302
01/01/2011 to 12/31/2011	$13.22684	$13.22045	5,625,465
01/01/2012 to 12/31/2012	$13.22045	$13.52923	5,727,313
01/01/2013 to 12/31/2013	$13.52923	$12.93732	5,935,675
01/01/2014 to 12/31/2014	$12.93732	$12.63408	5,489,212
01/01/2015 to 12/31/2015	$12.63408	$12.40959	3,496,883
01/01/2016 to 12/31/2016	$12.40959	$12.32984	2,971,950
01/01/2017 to 12/31/2017	$12.32984	$12.25859	2,744,955
01/01/2018 to 12/31/2018	$12.25859	$12.07065	2,221,969
AST BlackRock/Loomis Sayles Bond Portfolio
05/01/2009 to 12/31/2009	$13.85688	$15.32066	10,035,432
01/01/2010 to 12/31/2010	$15.32066	$16.13186	11,515,430
01/01/2011 to 12/31/2011	$16.13186	$16.27076	8,611,634
01/01/2012 to 12/31/2012	$16.27076	$17.38672	8,501,917
01/01/2013 to 12/31/2013	$17.38672	$16.68323	7,966,223
01/01/2014 to 12/31/2014	$16.68323	$16.99789	6,878,242
01/01/2015 to 12/31/2015	$16.99789	$16.26518	5,589,579
01/01/2016 to 12/31/2016	$16.26518	$16.57224	4,424,913
01/01/2017 to 12/31/2017	$16.57224	$16.90705	3,862,418
01/01/2018 to 12/31/2018	$16.90705	$16.41549	3,367,761
AST Bond Portfolio 2018
05/01/2009 to 12/31/2009	$11.30067	$11.00507	648,900
01/01/2010 to 12/31/2010	$11.00507	$11.96080	380,587
01/01/2011 to 12/31/2011	$11.96080	$13.27983	18,091,824
01/01/2012 to 12/31/2012	$13.27983	$13.72250	11,790,403
01/01/2013 to 12/31/2013	$13.72250	$12.99219	4,617,331
01/01/2014 to 12/31/2014	$12.99219	$13.03799	2,404,974
01/01/2015 to 12/31/2015	$13.03799	$12.84793	1,756,047
01/01/2016 to 12/31/2016	$12.84793	$12.76158	1,278,943
01/01/2017 to 12/31/2017	$12.76158	$12.56423	1,645,086
01/01/2018 to 12/31/2018	$12.56423	$12.37291	0
AST Bond Portfolio 2019
05/01/2009 to 12/31/2009	$11.26185	$10.87358	975,406
01/01/2010 to 12/31/2010	$10.87358	$11.83651	825,635
01/01/2011 to 12/31/2011	$11.83651	$13.41879	493,191
01/01/2012 to 12/31/2012	$13.41879	$13.88487	5,116,240
01/01/2013 to 12/31/2013	$13.88487	$12.91675	2,901,825
01/01/2014 to 12/31/2014	$12.91675	$13.16450	1,609,704
01/01/2015 to 12/31/2015	$13.16450	$13.00610	1,377,772
01/01/2016 to 12/31/2016	$13.00610	$12.89801	1,126,796
01/01/2017 to 12/31/2017	$12.89801	$12.70451	847,400
01/01/2018 to 12/31/2018	$12.70451	$12.48730	2,148,333

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2020
05/01/2009 to 12/31/2009	$9.35917	$8.74851	23,608
01/01/2010 to 12/31/2010	$8.74851	$9.56453	1,680,903
01/01/2011 to 12/31/2011	$9.56453	$11.09584	404,480
01/01/2012 to 12/31/2012	$11.09584	$11.53121	92,420
01/01/2013 to 12/31/2013	$11.53121	$10.53720	7,694,304
01/01/2014 to 12/31/2014	$10.53720	$10.93454	4,819,894
01/01/2015 to 12/31/2015	$10.93454	$10.85175	4,640,460
01/01/2016 to 12/31/2016	$10.85175	$10.81571	3,592,183
01/01/2017 to 12/31/2017	$10.81571	$10.66655	1,714,892
01/01/2018 to 12/31/2018	$10.66655	$10.45592	1,584,414
AST Bond Portfolio 2021
01/04/2010* to 12/31/2010	$9.99751	$10.95792	1,406,400
01/01/2011 to 12/31/2011	$10.95792	$12.88634	16,469,682
01/01/2012 to 12/31/2012	$12.88634	$13.45163	7,323,210
01/01/2013 to 12/31/2013	$13.45163	$12.22846	927,728
01/01/2014 to 12/31/2014	$12.22846	$12.87138	6,633,381
01/01/2015 to 12/31/2015	$12.87138	$12.80615	6,833,648
01/01/2016 to 12/31/2016	$12.80615	$12.77323	4,695,140
01/01/2017 to 12/31/2017	$12.77323	$12.68386	2,044,893
01/01/2018 to 12/31/2018	$12.68386	$12.40526	1,511,590
AST Bond Portfolio 2022
01/03/2011* to 12/31/2011	$9.99813	$11.96567	6,285,340
01/01/2012 to 12/31/2012	$11.96567	$12.37998	9,408,401
01/01/2013 to 12/31/2013	$12.37998	$10.92199	1,386,073
01/01/2014 to 12/31/2014	$10.92199	$11.78335	837,634
01/01/2015 to 12/31/2015	$11.78335	$11.75968	5,222,668
01/01/2016 to 12/31/2016	$11.75968	$11.70566	4,736,074
01/01/2017 to 12/31/2017	$11.70566	$11.62259	1,933,127
01/01/2018 to 12/31/2018	$11.62259	$11.34296	1,523,336
AST Bond Portfolio 2023
01/03/2012* to 12/31/2012	$9.99751	$10.35126	3,237,048
01/01/2013 to 12/31/2013	$10.35126	$9.08632	14,801,913
01/01/2014 to 12/31/2014	$9.08632	$10.00273	4,961,244
01/01/2015 to 12/31/2015	$10.00273	$10.04246	1,040,932
01/01/2016 to 12/31/2016	$10.04246	$10.00460	1,912,486
01/01/2017 to 12/31/2017	$10.00460	$9.94586	899,611
01/01/2018 to 12/31/2018	$9.94586	$9.69525	837,167
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	$9.99875	$8.70947	6,630,745
01/01/2014 to 12/31/2014	$8.70947	$9.75579	5,457,145
01/01/2015 to 12/31/2015	$9.75579	$9.80724	234,639
01/01/2016 to 12/31/2016	$9.80724	$9.76974	46,803
01/01/2017 to 12/31/2017	$9.76974	$9.71118	2,079,541
01/01/2018 to 12/31/2018	$9.71118	$9.43047	2,716,195
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$9.99875	$11.25113	2,355,714
01/01/2015 to 12/31/2015	$11.25113	$11.21771	11,698,029
01/01/2016 to 12/31/2016	$11.21771	$11.23691	1,095,110
01/01/2017 to 12/31/2017	$11.23691	$11.18572	335,227
01/01/2018 to 12/31/2018	$11.18572	$10.85243	3,961,836
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$9.99875	$9.89229	2,690,626
01/01/2016 to 12/31/2016	$9.89229	$9.87108	8,150,607
01/01/2017 to 12/31/2017	$9.87108	$9.88313	4,500,780
01/01/2018 to 12/31/2018	$9.88313	$9.55919	4,343,063

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$9.99751	$9.83428	7,237,779
01/01/2017 to 12/31/2017	$9.83428	$9.87160	4,336,330
01/01/2018 to 12/31/2018	$9.87160	$9.52683	3,751,637
AST Bond Portfolio 2028
01/03/2017* to 12/31/2017	$9.99751	$9.99078	212,979
01/01/2018 to 12/31/2018	$9.99078	$9.56405	1,420,574
AST Bond Portfolio 2029
01/02/2018* to 12/31/2018	$9.99751	$9.61738	331,804
AST Capital Growth Asset Allocation Portfolio
05/01/2009 to 12/31/2009	$7.58319	$9.28741	102,077,908
01/01/2010 to 12/31/2010	$9.28741	$10.29270	101,267,042
01/01/2011 to 12/31/2011	$10.29270	$9.81735	83,369,592
01/01/2012 to 12/31/2012	$9.81735	$10.91297	79,395,120
01/01/2013 to 12/31/2013	$10.91297	$13.08696	79,105,525
01/01/2014 to 12/31/2014	$13.08696	$13.68741	73,075,410
01/01/2015 to 12/31/2015	$13.68741	$13.45079	61,297,367
01/01/2016 to 12/31/2016	$13.45079	$14.04775	44,563,530
01/01/2017 to 12/31/2017	$14.04775	$16.18929	29,729,923
01/01/2018 to 12/31/2018	$16.18929	$14.83908	21,932,089
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99813	$11.60224	26,928
01/01/2014 to 12/31/2014	$11.60224	$12.88470	71,443
01/01/2015 to 12/31/2015	$12.88470	$12.14491	63,048
01/01/2016 to 12/31/2016	$12.14491	$13.64051	103,503
01/01/2017 to 12/31/2017	$13.64051	$15.78842	105,371
01/01/2018 to 12/31/2018	$15.78842	$14.69587	57,125
AST Cohen & Steers Realty Portfolio
05/01/2009 to 12/31/2009	$9.00170	$13.56929	335,750
01/01/2010 to 12/31/2010	$13.56929	$17.06995	391,589
01/01/2011 to 12/31/2011	$17.06995	$17.78627	219,652
01/01/2012 to 12/31/2012	$17.78627	$20.05378	251,456
01/01/2013 to 12/31/2013	$20.05378	$20.21676	222,435
01/01/2014 to 12/31/2014	$20.21676	$25.87128	175,435
01/01/2015 to 12/31/2015	$25.87128	$26.51426	137,109
01/01/2016 to 12/31/2016	$26.51426	$27.16726	93,066
01/01/2017 to 12/31/2017	$27.16726	$28.21630	65,467
01/01/2018 to 12/31/2018	$28.21630	$26.26653	35,166
AST Fidelity Institutional AM® Quantitative Portfolio
formerly,AST FI Pyramis® Quantitative Portfolio
05/01/2009 to 12/31/2009	$7.06185	$8.66173	25,641,694
01/01/2010 to 12/31/2010	$8.66173	$9.68308	27,635,371
01/01/2011 to 12/31/2011	$9.68308	$9.32308	23,184,216
01/01/2012 to 12/31/2012	$9.32308	$10.08212	21,922,626
01/01/2013 to 12/31/2013	$10.08212	$11.30998	19,964,859
01/01/2014 to 12/31/2014	$11.30998	$11.40390	16,669,866
01/01/2015 to 12/31/2015	$11.40390	$11.25772	14,014,163
01/01/2016 to 12/31/2016	$11.25772	$11.47308	10,417,196
01/01/2017 to 12/31/2017	$11.47308	$13.06310	6,780,442
01/01/2018 to 12/31/2018	$13.06310	$11.77874	4,800,032

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Global Real Estate Portfolio
05/01/2009 to 12/31/2009	$5.70317	$8.05091	70,669
01/01/2010 to 12/31/2010	$8.05091	$9.45957	218,068
01/01/2011 to 12/31/2011	$9.45957	$8.78115	99,905
01/01/2012 to 12/31/2012	$8.78115	$10.88404	126,250
01/01/2013 to 12/31/2013	$10.88404	$11.10163	140,444
01/01/2014 to 12/31/2014	$11.10163	$12.36289	98,667
01/01/2015 to 12/31/2015	$12.36289	$12.07388	60,233
01/01/2016 to 12/31/2016	$12.07388	$11.90852	33,972
01/01/2017 to 12/31/2017	$11.90852	$12.90860	30,606
01/01/2018 to 12/31/2018	$12.90860	$12.02231	12,565
AST Goldman Sachs Large-Cap Value Portfolio
05/01/2009 to 12/31/2009	$7.25666	$8.73649	14,472,445
01/01/2010 to 12/31/2010	$8.73649	$9.64058	13,447,482
01/01/2011 to 12/31/2011	$9.64058	$8.90390	11,688,804
01/01/2012 to 12/31/2012	$8.90390	$10.41489	10,262,995
01/01/2013 to 12/31/2013	$10.41489	$13.59543	8,689,937
01/01/2014 to 12/31/2014	$13.59543	$15.03483	7,139,424
01/01/2015 to 12/31/2015	$15.03483	$14.01737	6,343,609
01/01/2016 to 12/31/2016	$14.01737	$15.28414	5,194,687
01/01/2017 to 12/31/2017	$15.28414	$16.39738	4,443,625
01/01/2018 to 12/31/2018	$16.39738	$14.65978	3,896,628
AST Goldman Sachs Mid-Cap Growth Portfolio
05/01/2009 to 12/31/2009	$3.49281	$4.67618	4,863,161
01/01/2010 to 12/31/2010	$4.67618	$5.47729	5,034,524
01/01/2011 to 12/31/2011	$5.47729	$5.19481	3,140,160
01/01/2012 to 12/31/2012	$5.19481	$6.07370	3,004,326
01/01/2013 to 12/31/2013	$6.07370	$7.84834	2,696,246
01/01/2014 to 12/31/2014	$7.84834	$8.55616	2,236,250
01/01/2015 to 12/31/2015	$8.55616	$7.88820	3,649,291
01/01/2016 to 12/31/2016	$7.88820	$7.83794	2,612,615
01/01/2017 to 12/31/2017	$7.83794	$9.73787	2,209,417
01/01/2018 to 12/31/2018	$9.73787	$9.10371	1,291,347
AST Goldman Sachs Multi-Asset Portfolio
05/01/2009 to 12/31/2009	$7.68547	$9.08077	4,079,583
01/01/2010 to 12/31/2010	$9.08077	$9.90600	4,803,274
01/01/2011 to 12/31/2011	$9.90600	$9.63436	3,645,383
01/01/2012 to 12/31/2012	$9.63436	$10.37119	3,718,760
01/01/2013 to 12/31/2013	$10.37119	$11.13344	3,112,862
01/01/2014 to 12/31/2014	$11.13344	$11.32279	2,777,468
01/01/2015 to 12/31/2015	$11.32279	$10.96737	2,580,058
01/01/2016 to 12/31/2016	$10.96737	$11.28475	1,743,949
01/01/2017 to 12/31/2017	$11.28475	$12.38660	1,744,721
01/01/2018 to 12/31/2018	$12.38660	$11.25189	1,045,521
AST Goldman Sachs Small-Cap Value Portfolio
05/01/2009 to 12/31/2009	$14.83014	$18.98745	152,310
01/01/2010 to 12/31/2010	$18.98745	$23.52850	278,005
01/01/2011 to 12/31/2011	$23.52850	$23.29929	145,006
01/01/2012 to 12/31/2012	$23.29929	$26.34768	152,708
01/01/2013 to 12/31/2013	$26.34768	$35.75138	270,835
01/01/2014 to 12/31/2014	$35.75138	$37.46245	362,203
01/01/2015 to 12/31/2015	$37.46245	$34.60743	260,693
01/01/2016 to 12/31/2016	$34.60743	$42.05562	173,199
01/01/2017 to 12/31/2017	$42.05562	$46.12270	108,494
01/01/2018 to 12/31/2018	$46.12270	$38.73868	43,776

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Government Money Market Portfolio
05/01/2009 to 12/31/2009	$10.47039	$10.31903	3,829,439
01/01/2010 to 12/31/2010	$10.31903	$10.08935	3,509,980
01/01/2011 to 12/31/2011	$10.08935	$9.86499	2,513,603
01/01/2012 to 12/31/2012	$9.86499	$9.64348	1,652,100
01/01/2013 to 12/31/2013	$9.64348	$9.42647	856,838
01/01/2014 to 12/31/2014	$9.42647	$9.21425	693,229
01/01/2015 to 12/31/2015	$9.21425	$9.00703	369,983
01/01/2016 to 12/31/2016	$9.00703	$8.80484	286,582
01/01/2017 to 12/31/2017	$8.80484	$8.63651	227,838
01/01/2018 to 12/31/2018	$8.63651	$8.55091	148,690
AST High Yield Portfolio
05/01/2009 to 12/31/2009	$9.49715	$11.85201	795,835
01/01/2010 to 12/31/2010	$11.85201	$13.14939	1,105,972
01/01/2011 to 12/31/2011	$13.14939	$13.26192	726,173
01/01/2012 to 12/31/2012	$13.26192	$14.76171	739,423
01/01/2013 to 12/31/2013	$14.76171	$15.46575	468,596
01/01/2014 to 12/31/2014	$15.46575	$15.50443	325,221
01/01/2015 to 12/31/2015	$15.50443	$14.61545	240,183
01/01/2016 to 12/31/2016	$14.61545	$16.48714	225,450
01/01/2017 to 12/31/2017	$16.48714	$17.32125	209,276
01/01/2018 to 12/31/2018	$17.32125	$16.59313	141,883
AST Hotchkis & Wiley Large-Cap Value Portfolio
05/01/2009 to 12/31/2009	$5.90140	$7.45826	5,641,907
01/01/2010 to 12/31/2010	$7.45826	$8.24994	5,357,208
01/01/2011 to 12/31/2011	$8.24994	$7.72711	4,506,463
01/01/2012 to 12/31/2012	$7.72711	$8.82835	4,545,454
01/01/2013 to 12/31/2013	$8.82835	$12.06976	4,488,390
01/01/2014 to 12/31/2014	$12.06976	$13.42009	3,896,707
01/01/2015 to 12/31/2015	$13.42009	$12.09010	2,887,412
01/01/2016 to 12/31/2016	$12.09010	$14.16892	2,310,484
01/01/2017 to 12/31/2017	$14.16892	$16.50943	1,691,893
01/01/2018 to 12/31/2018	$16.50943	$13.85222	1,386,766
AST International Growth Portfolio
05/01/2009 to 12/31/2009	$12.14623	$15.87227	5,162,536
01/01/2010 to 12/31/2010	$15.87227	$17.76467	5,317,631
01/01/2011 to 12/31/2011	$17.76467	$15.12110	4,477,136
01/01/2012 to 12/31/2012	$15.12110	$17.79064	3,891,676
01/01/2013 to 12/31/2013	$17.79064	$20.70444	3,800,682
01/01/2014 to 12/31/2014	$20.70444	$19.12036	3,578,372
01/01/2015 to 12/31/2015	$19.12036	$19.27849	2,103,579
01/01/2016 to 12/31/2016	$19.27849	$18.13375	1,890,366
01/01/2017 to 12/31/2017	$18.13375	$24.00694	1,458,822
01/01/2018 to 12/31/2018	$24.00694	$20.33567	1,300,896
AST International Value Portfolio
05/01/2009 to 12/31/2009	$5.75522	$7.44396	2,910,615
01/01/2010 to 12/31/2010	$7.44396	$8.08298	2,881,182
01/01/2011 to 12/31/2011	$8.08298	$6.90976	2,224,758
01/01/2012 to 12/31/2012	$6.90976	$7.88041	2,382,592
01/01/2013 to 12/31/2013	$7.88041	$9.20275	2,248,809
01/01/2014 to 12/31/2014	$9.20275	$8.39265	2,071,047
01/01/2015 to 12/31/2015	$8.39265	$8.27087	1,892,132
01/01/2016 to 12/31/2016	$8.27087	$8.13215	1,531,420
01/01/2017 to 12/31/2017	$8.13215	$9.76324	1,267,714
01/01/2018 to 12/31/2018	$9.76324	$8.00248	1,051,693

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Investment Grade Bond Portfolio
05/01/2009 to 12/31/2009	$10.93229	$11.86463	315,474
01/01/2010 to 12/31/2010	$11.86463	$12.85153	158,509
01/01/2011 to 12/31/2011	$12.85153	$14.12630	1,389,924
01/01/2012 to 12/31/2012	$14.12630	$15.10606	740,615
01/01/2013 to 12/31/2013	$15.10606	$14.29631	401,220
01/01/2014 to 12/31/2014	$14.29631	$14.91502	369,385
01/01/2015 to 12/31/2015	$14.91502	$14.75049	868,724
01/01/2016 to 12/31/2016	$14.75049	$15.02561	1,012,916
01/01/2017 to 12/31/2017	$15.02561	$15.32186	710,598
01/01/2018 to 12/31/2018	$15.32186	$14.93540	1,469,173
AST J.P. Morgan Global Thematic Portfolio
05/01/2009 to 12/31/2009	$7.00916	$8.53921	2,955,116
01/01/2010 to 12/31/2010	$8.53921	$9.50054	4,214,114
01/01/2011 to 12/31/2011	$9.50054	$9.23421	4,056,199
01/01/2012 to 12/31/2012	$9.23421	$10.25220	3,777,976
01/01/2013 to 12/31/2013	$10.25220	$11.65328	3,647,582
01/01/2014 to 12/31/2014	$11.65328	$12.11613	3,110,763
01/01/2015 to 12/31/2015	$12.11613	$11.71950	2,628,174
01/01/2016 to 12/31/2016	$11.71950	$12.05405	2,059,029
01/01/2017 to 12/31/2017	$12.05405	$13.78154	1,827,415
01/01/2018 to 12/31/2018	$13.78154	$12.47671	1,104,829
AST J.P. Morgan International Equity Portfolio
05/01/2009 to 12/31/2009	$6.22355	$8.34041	1,395,597
01/01/2010 to 12/31/2010	$8.34041	$8.73737	1,243,521
01/01/2011 to 12/31/2011	$8.73737	$7.75947	828,367
01/01/2012 to 12/31/2012	$7.75947	$9.24639	957,141
01/01/2013 to 12/31/2013	$9.24639	$10.42676	725,002
01/01/2014 to 12/31/2014	$10.42676	$9.54332	635,427
01/01/2015 to 12/31/2015	$9.54332	$9.06778	411,043
01/01/2016 to 12/31/2016	$9.06778	$9.03541	317,096
01/01/2017 to 12/31/2017	$9.03541	$11.45002	259,168
01/01/2018 to 12/31/2018	$11.45002	$9.23602	230,670
AST J.P. Morgan Strategic Opportunities Portfolio
05/01/2009 to 12/31/2009	$8.57136	$9.90881	16,862,953
01/01/2010 to 12/31/2010	$9.90881	$10.39476	14,390,403
01/01/2011 to 12/31/2011	$10.39476	$10.18494	11,488,876
01/01/2012 to 12/31/2012	$10.18494	$11.02272	11,036,008
01/01/2013 to 12/31/2013	$11.02272	$11.96335	9,644,359
01/01/2014 to 12/31/2014	$11.96335	$12.33142	8,597,748
01/01/2015 to 12/31/2015	$12.33142	$12.03201	7,147,756
01/01/2016 to 12/31/2016	$12.03201	$12.21332	5,755,210
01/01/2017 to 12/31/2017	$12.21332	$13.38891	3,827,488
01/01/2018 to 12/31/2018	$13.38891	$12.41520	2,404,195
AST Jennison Large-Cap Growth Portfolio
11/16/2009* to 12/31/2009	$10.08352	$10.28233	2,718
01/01/2010 to 12/31/2010	$10.28233	$11.18844	66,303
01/01/2011 to 12/31/2011	$11.18844	$11.00947	59,147
01/01/2012 to 12/31/2012	$11.00947	$12.39568	88,918
01/01/2013 to 12/31/2013	$12.39568	$16.53892	83,391
01/01/2014 to 12/31/2014	$16.53892	$17.70338	50,039
01/01/2015 to 12/31/2015	$17.70338	$19.14540	38,909
01/01/2016 to 12/31/2016	$19.14540	$18.44148	15,970
01/01/2017 to 12/31/2017	$18.44148	$24.48718	19,861
01/01/2018 to 12/31/2018	$24.48718	$23.54755	14,714

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Loomis Sayles Large-Cap Growth Portfolio
05/01/2009 to 12/31/2009	$6.24467	$7.92454	19,929,998
01/01/2010 to 12/31/2010	$7.92454	$9.27639	19,072,610
01/01/2011 to 12/31/2011	$9.27639	$8.98512	15,345,638
01/01/2012 to 12/31/2012	$8.98512	$9.85996	13,995,736
01/01/2013 to 12/31/2013	$9.85996	$13.16681	11,607,162
01/01/2014 to 12/31/2014	$13.16681	$14.23353	10,090,656
01/01/2015 to 12/31/2015	$14.23353	$15.31460	6,066,819
01/01/2016 to 12/31/2016	$15.31460	$15.80565	5,091,448
01/01/2017 to 12/31/2017	$15.80565	$20.54828	3,961,439
01/01/2018 to 12/31/2018	$20.54828	$19.54358	3,062,054
AST MFS Global Equity Portfolio
05/01/2009 to 12/31/2009	$8.96217	$11.87756	567,835
01/01/2010 to 12/31/2010	$11.87756	$13.00909	483,477
01/01/2011 to 12/31/2011	$13.00909	$12.31845	303,934
01/01/2012 to 12/31/2012	$12.31845	$14.81979	422,214
01/01/2013 to 12/31/2013	$14.81979	$18.48969	1,295,919
01/01/2014 to 12/31/2014	$18.48969	$18.72980	1,511,472
01/01/2015 to 12/31/2015	$18.72980	$18.04009	1,298,354
01/01/2016 to 12/31/2016	$18.04009	$18.88930	929,784
01/01/2017 to 12/31/2017	$18.88930	$22.86772	697,640
01/01/2018 to 12/31/2018	$22.86772	$20.21514	295,326
AST MFS Growth Portfolio
05/01/2009 to 12/31/2009	$5.26336	$6.37002	2,663,189
01/01/2010 to 12/31/2010	$6.37002	$7.02283	2,436,368
01/01/2011 to 12/31/2011	$7.02283	$6.82421	2,244,120
01/01/2012 to 12/31/2012	$6.82421	$7.81006	2,554,207
01/01/2013 to 12/31/2013	$7.81006	$10.43665	1,927,045
01/01/2014 to 12/31/2014	$10.43665	$11.09036	1,693,296
01/01/2015 to 12/31/2015	$11.09036	$11.62447	1,101,246
01/01/2016 to 12/31/2016	$11.62447	$11.58066	890,600
01/01/2017 to 12/31/2017	$11.58066	$14.79726	668,389
01/01/2018 to 12/31/2018	$14.79726	$14.77344	495,145
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99813	$10.17367	2,038
01/01/2013 to 12/31/2013	$10.17367	$13.37631	77,680
01/01/2014 to 12/31/2014	$13.37631	$14.41134	67,044
01/01/2015 to 12/31/2015	$14.41134	$13.98522	187,407
01/01/2016 to 12/31/2016	$13.98522	$15.50947	182,344
01/01/2017 to 12/31/2017	$15.50947	$17.79054	111,854
01/01/2018 to 12/31/2018	$17.79054	$15.62303	33,506
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
05/01/2009 to 12/31/2009	$10.97271	$14.83833	2,033,956
01/01/2010 to 12/31/2010	$14.83833	$17.90394	1,807,620
01/01/2011 to 12/31/2011	$17.90394	$17.06684	1,391,570
01/01/2012 to 12/31/2012	$17.06684	$19.53957	1,265,150
01/01/2013 to 12/31/2013	$19.53957	$27.12378	1,148,147
01/01/2014 to 12/31/2014	$27.12378	$30.29178	907,394
01/01/2015 to 12/31/2015	$30.29178	$27.94101	510,649
01/01/2016 to 12/31/2016	$27.94101	$32.29313	436,919
01/01/2017 to 12/31/2017	$32.29313	$35.92146	387,090
01/01/2018 to 12/31/2018	$35.92146	$29.33559	321,402

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST New Discovery Asset Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99813	$10.28099	1,342,661
01/01/2013 to 12/31/2013	$10.28099	$11.95058	1,330,658
01/01/2014 to 12/31/2014	$11.95058	$12.28195	1,249,904
01/01/2015 to 12/31/2015	$12.28195	$11.85649	1,054,991
01/01/2016 to 12/31/2016	$11.85649	$12.09127	834,743
01/01/2017 to 12/31/2017	$12.09127	$13.76942	701,963
01/01/2018 to 12/31/2018	$13.76942	$12.34419	589,723
AST Parametric Emerging Markets Equity Portfolio
05/01/2009 to 12/31/2009	$6.15565	$9.04744	557,293
01/01/2010 to 12/31/2010	$9.04744	$10.81345	1,043,494
01/01/2011 to 12/31/2011	$10.81345	$8.42757	371,919
01/01/2012 to 12/31/2012	$8.42757	$9.71464	363,440
01/01/2013 to 12/31/2013	$9.71464	$9.51728	245,395
01/01/2014 to 12/31/2014	$9.51728	$8.86738	242,536
01/01/2015 to 12/31/2015	$8.86738	$7.21796	123,385
01/01/2016 to 12/31/2016	$7.21796	$7.92808	94,117
01/01/2017 to 12/31/2017	$7.92808	$9.79451	110,498
01/01/2018 to 12/31/2018	$9.79451	$8.22823	61,985
AST Preservation Asset Allocation Portfolio
05/01/2009 to 12/31/2009	$8.98119	$10.38983	39,603,313
01/01/2010 to 12/31/2010	$10.38983	$11.22977	43,592,221
01/01/2011 to 12/31/2011	$11.22977	$11.08693	40,512,789
01/01/2012 to 12/31/2012	$11.08693	$11.96141	38,896,095
01/01/2013 to 12/31/2013	$11.96141	$12.76928	28,415,848
01/01/2014 to 12/31/2014	$12.76928	$13.20282	24,934,568
01/01/2015 to 12/31/2015	$13.20282	$12.92424	20,064,346
01/01/2016 to 12/31/2016	$12.92424	$13.33222	14,853,519
01/01/2017 to 12/31/2017	$13.33222	$14.35326	10,333,001
01/01/2018 to 12/31/2018	$14.35326	$13.63012	7,519,877
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.01805	$10.06003	354,554
01/01/2012 to 12/31/2012	$10.06003	$10.53243	87,533
01/01/2013 to 12/31/2013	$10.53243	$10.05728	108,451
01/01/2014 to 12/31/2014	$10.05728	$10.42685	141,348
01/01/2015 to 12/31/2015	$10.42685	$10.16496	128,461
01/01/2016 to 12/31/2016	$10.16496	$10.35507	149,871
01/01/2017 to 12/31/2017	$10.35507	$10.69676	139,888
01/01/2018 to 12/31/2018	$10.69676	$10.36973	68,257
AST Prudential Growth Allocation Portfolio
05/01/2009 to 12/31/2009	$6.66695	$8.10670	33,343,551
01/01/2010 to 12/31/2010	$8.10670	$9.43152	36,130,309
01/01/2011 to 12/31/2011	$9.43152	$8.64667	29,569,330
01/01/2012 to 12/31/2012	$8.64667	$9.54383	28,016,813
01/01/2013 to 12/31/2013	$9.54383	$10.91754	25,282,194
01/01/2014 to 12/31/2014	$10.91754	$11.65342	23,806,304
01/01/2015 to 12/31/2015	$11.65342	$11.32143	23,081,260
01/01/2016 to 12/31/2016	$11.32143	$12.18450	18,505,001
01/01/2017 to 12/31/2017	$12.18450	$13.82834	16,545,351
01/01/2018 to 12/31/2018	$13.82834	$12.48889	10,675,741

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST QMA Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99813	$11.62827	3,137
01/01/2014 to 12/31/2014	$11.62827	$13.09910	3,335
01/01/2015 to 12/31/2015	$13.09910	$13.00202	7,932
01/01/2016 to 12/31/2016	$13.00202	$14.08995	7,306
01/01/2017 to 12/31/2017	$14.08995	$16.72314	6,780
01/01/2018 to 12/31/2018	$16.72314	$15.17582	6,030
AST QMA US Equity Alpha Portfolio
05/01/2009 to 12/31/2009	$5.36126	$6.80494	393,269
01/01/2010 to 12/31/2010	$6.80494	$7.65297	483,015
01/01/2011 to 12/31/2011	$7.65297	$7.73980	442,995
01/01/2012 to 12/31/2012	$7.73980	$8.98801	570,731
01/01/2013 to 12/31/2013	$8.98801	$11.63492	406,718
01/01/2014 to 12/31/2014	$11.63492	$13.33084	334,672
01/01/2015 to 12/31/2015	$13.33084	$13.43217	261,184
01/01/2016 to 12/31/2016	$13.43217	$15.08002	255,451
01/01/2017 to 12/31/2017	$15.08002	$18.02189	320,043
01/01/2018 to 12/31/2018	$18.02189	$16.16683	196,730
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99813	$8.86337	29,403
01/01/2012 to 12/31/2012	$8.86337	$9.80351	248,767
01/01/2013 to 12/31/2013	$9.80351	$11.72940	444,569
01/01/2014 to 12/31/2014	$11.72940	$12.21082	333,965
01/01/2015 to 12/31/2015	$12.21082	$11.95408	274,265
01/01/2016 to 12/31/2016	$11.95408	$12.42449	170,319
01/01/2017 to 12/31/2017	$12.42449	$14.35506	171,532
01/01/2018 to 12/31/2018	$14.35506	$13.11439	156,148
AST RCM World Trends Portfolio
05/01/2009 to 12/31/2009	$7.21478	$8.56791	3,975,651
01/01/2010 to 12/31/2010	$8.56791	$9.37326	5,406,914
01/01/2011 to 12/31/2011	$9.37326	$8.99623	4,727,624
01/01/2012 to 12/31/2012	$8.99623	$9.69769	4,685,920
01/01/2013 to 12/31/2013	$9.69769	$10.65871	3,760,110
01/01/2014 to 12/31/2014	$10.65871	$10.95431	3,483,272
01/01/2015 to 12/31/2015	$10.95431	$10.69005	4,191,459
01/01/2016 to 12/31/2016	$10.69005	$10.95321	3,033,334
01/01/2017 to 12/31/2017	$10.95321	$12.44553	2,451,643
01/01/2018 to 12/31/2018	$12.44553	$11.20266	1,582,841
AST Small-Cap Growth Opportunities Portfolio
05/01/2009 to 12/31/2009	$6.78951	$8.82141	3,992,101
01/01/2010 to 12/31/2010	$8.82141	$11.42949	4,161,419
01/01/2011 to 12/31/2011	$11.42949	$9.70769	3,304,315
01/01/2012 to 12/31/2012	$9.70769	$11.39381	2,853,534
01/01/2013 to 12/31/2013	$11.39381	$15.68297	2,397,251
01/01/2014 to 12/31/2014	$15.68297	$16.08747	2,091,369
01/01/2015 to 12/31/2015	$16.08747	$15.93537	1,240,688
01/01/2016 to 12/31/2016	$15.93537	$16.77697	1,026,785
01/01/2017 to 12/31/2017	$16.77697	$20.94194	807,398
01/01/2018 to 12/31/2018	$20.94194	$18.24849	666,252

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Small-Cap Growth Portfolio
05/01/2009 to 12/31/2009	$11.10403	$14.55424	668,952
01/01/2010 to 12/31/2010	$14.55424	$19.40814	917,014
01/01/2011 to 12/31/2011	$19.40814	$18.78635	589,865
01/01/2012 to 12/31/2012	$18.78635	$20.59886	573,869
01/01/2013 to 12/31/2013	$20.59886	$27.21805	508,770
01/01/2014 to 12/31/2014	$27.21805	$27.62169	407,639
01/01/2015 to 12/31/2015	$27.62169	$27.21230	315,024
01/01/2016 to 12/31/2016	$27.21230	$29.81400	239,743
01/01/2017 to 12/31/2017	$29.81400	$36.11541	181,427
01/01/2018 to 12/31/2018	$36.11541	$32.33159	132,894
AST Small-Cap Value Portfolio
05/01/2009 to 12/31/2009	$11.79131	$15.27828	3,254,555
01/01/2010 to 12/31/2010	$15.27828	$18.81690	3,434,943
01/01/2011 to 12/31/2011	$18.81690	$17.29477	2,484,653
01/01/2012 to 12/31/2012	$17.29477	$19.97516	2,219,180
01/01/2013 to 12/31/2013	$19.97516	$26.82883	1,906,166
01/01/2014 to 12/31/2014	$26.82883	$27.60674	1,632,713
01/01/2015 to 12/31/2015	$27.60674	$25.82243	1,085,073
01/01/2016 to 12/31/2016	$25.82243	$32.61473	822,067
01/01/2017 to 12/31/2017	$32.61473	$34.22530	652,001
01/01/2018 to 12/31/2018	$34.22530	$27.73893	572,983
AST T. Rowe Price Asset Allocation Portfolio
05/01/2009 to 12/31/2009	$9.67681	$11.69410	11,957,974
01/01/2010 to 12/31/2010	$11.69410	$12.74966	13,631,064
01/01/2011 to 12/31/2011	$12.74966	$12.71046	12,152,747
01/01/2012 to 12/31/2012	$12.71046	$14.10093	13,448,271
01/01/2013 to 12/31/2013	$14.10093	$16.10391	14,623,778
01/01/2014 to 12/31/2014	$16.10391	$16.66717	13,796,133
01/01/2015 to 12/31/2015	$16.66717	$16.29902	13,278,474
01/01/2016 to 12/31/2016	$16.29902	$17.13505	11,407,744
01/01/2017 to 12/31/2017	$17.13505	$19.33146	7,579,750
01/01/2018 to 12/31/2018	$19.33146	$17.88762	4,929,112
AST T. Rowe Price Large-Cap Growth Portfolio
05/01/2009 to 12/31/2009	$4.86244	$6.39958	9,157,180
01/01/2010 to 12/31/2010	$6.39958	$7.24476	8,869,616
01/01/2011 to 12/31/2011	$7.24476	$6.96201	6,383,742
01/01/2012 to 12/31/2012	$6.96201	$8.00177	5,841,181
01/01/2013 to 12/31/2013	$8.00177	$11.26548	6,683,387
01/01/2014 to 12/31/2014	$11.26548	$11.93099	6,037,079
01/01/2015 to 12/31/2015	$11.93099	$12.78026	4,752,130
01/01/2016 to 12/31/2016	$12.78026	$12.83050	3,508,170
01/01/2017 to 12/31/2017	$12.83050	$17.29460	2,333,089
01/01/2018 to 12/31/2018	$17.29460	$17.55687	1,513,378
AST T. Rowe Price Large-Cap Value Portfolio
05/01/2009 to 12/31/2009	$7.56806	$9.54859	955,597
01/01/2010 to 12/31/2010	$9.54859	$10.49517	2,241,213
01/01/2011 to 12/31/2011	$10.49517	$10.20884	930,254
01/01/2012 to 12/31/2012	$10.20884	$11.31608	944,041
01/01/2013 to 12/31/2013	$11.31608	$14.89210	723,861
01/01/2014 to 12/31/2014	$14.89210	$14.78379	586,897
01/01/2015 to 12/31/2015	$14.78379	$13.57491	434,041
01/01/2016 to 12/31/2016	$13.57491	$14.08333	328,297
01/01/2017 to 12/31/2017	$14.08333	$16.04615	274,439
01/01/2018 to 12/31/2018	$16.04615	$14.16022	193,383

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Natural Resources Portfolio
05/01/2009 to 12/31/2009	$15.40117	$20.53964	479,835
01/01/2010 to 12/31/2010	$20.53964	$24.18441	624,332
01/01/2011 to 12/31/2011	$24.18441	$20.11412	353,699
01/01/2012 to 12/31/2012	$20.11412	$20.37178	293,997
01/01/2013 to 12/31/2013	$20.37178	$22.97628	181,940
01/01/2014 to 12/31/2014	$22.97628	$20.58132	153,441
01/01/2015 to 12/31/2015	$20.58132	$16.24465	80,946
01/01/2016 to 12/31/2016	$16.24465	$19.78889	54,896
01/01/2017 to 12/31/2017	$19.78889	$21.33874	56,535
01/01/2018 to 12/31/2018	$21.33874	$17.38253	26,959
AST Templeton Global Bond Portfolio
05/01/2009 to 12/31/2009	$13.79013	$15.26836	2,184,589
01/01/2010 to 12/31/2010	$15.26836	$15.78213	2,318,146
01/01/2011 to 12/31/2011	$15.78213	$16.06388	1,633,647
01/01/2012 to 12/31/2012	$16.06388	$16.52244	1,630,360
01/01/2013 to 12/31/2013	$16.52244	$15.54443	1,781,434
01/01/2014 to 12/31/2014	$15.54443	$15.27922	1,590,303
01/01/2015 to 12/31/2015	$15.27922	$14.24570	874,427
01/01/2016 to 12/31/2016	$14.24570	$14.53266	771,150
01/01/2017 to 12/31/2017	$14.53266	$14.49649	770,843
01/01/2018 to 12/31/2018	$14.49649	$14.45173	622,653
AST WEDGE Capital Mid-Cap Value Portfolio
05/01/2009 to 12/31/2009	$7.99325	$10.57780	511,219
01/01/2010 to 12/31/2010	$10.57780	$12.78103	1,099,827
01/01/2011 to 12/31/2011	$12.78103	$12.06268	585,815
01/01/2012 to 12/31/2012	$12.06268	$13.96164	602,157
01/01/2013 to 12/31/2013	$13.96164	$18.07155	542,756
01/01/2014 to 12/31/2014	$18.07155	$20.30931	399,163
01/01/2015 to 12/31/2015	$20.30931	$18.54033	197,101
01/01/2016 to 12/31/2016	$18.54033	$20.66070	179,917
01/01/2017 to 12/31/2017	$20.66070	$23.93981	142,288
01/01/2018 to 12/31/2018	$23.93981	$19.53126	95,413
AST Wellington Management Hedged Equity Portfolio
05/01/2009 to 12/31/2009	$6.75950	$8.56376	1,598,005
01/01/2010 to 12/31/2010	$8.56376	$9.59643	1,997,421
01/01/2011 to 12/31/2011	$9.59643	$9.05669	1,672,695
01/01/2012 to 12/31/2012	$9.05669	$9.82706	2,234,971
01/01/2013 to 12/31/2013	$9.82706	$11.57551	3,669,386
01/01/2014 to 12/31/2014	$11.57551	$11.93784	4,145,886
01/01/2015 to 12/31/2015	$11.93784	$11.59534	3,684,238
01/01/2016 to 12/31/2016	$11.59534	$12.07467	2,647,688
01/01/2017 to 12/31/2017	$12.07467	$13.40827	1,983,918
01/01/2018 to 12/31/2018	$13.40827	$12.45000	1,290,490
AST Western Asset Core Plus Bond Portfolio
05/01/2009 to 12/31/2009	$9.37380	$10.08215	3,504,626
01/01/2010 to 12/31/2010	$10.08215	$10.62386	5,328,912
01/01/2011 to 12/31/2011	$10.62386	$11.01090	3,326,989
01/01/2012 to 12/31/2012	$11.01090	$11.60800	3,229,309
01/01/2013 to 12/31/2013	$11.60800	$11.17736	4,743,456
01/01/2014 to 12/31/2014	$11.17736	$11.71224	4,701,504
01/01/2015 to 12/31/2015	$11.71224	$11.59029	3,770,755
01/01/2016 to 12/31/2016	$11.59029	$11.91355	2,853,434
01/01/2017 to 12/31/2017	$11.91355	$12.38079	2,555,906
01/01/2018 to 12/31/2018	$12.38079	$11.82678	2,405,526

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Diversified Dividend Fund - Series I
04/29/2011* to 12/31/2011	$9.99281	$9.08414	26,832
01/01/2012 to 12/31/2012	$9.08414	$10.54202	22,517
01/01/2013 to 12/31/2013	$10.54202	$13.50321	58,273
01/01/2014 to 12/31/2014	$13.50321	$14.89266	33,109
01/01/2015 to 12/31/2015	$14.89266	$14.85842	23,878
01/01/2016 to 12/31/2016	$14.85842	$16.67664	18,504
01/01/2017 to 12/31/2017	$16.67664	$17.70034	16,741
01/01/2018 to 12/31/2018	$17.70034	$15.98945	6,660
Invesco V.I. Health Care Fund - Series I
formerly,Invesco V.I. Global Health Care Fund - Series I
05/01/2009 to 12/31/2009	$9.22925	$11.81422	37,731
01/01/2010 to 12/31/2010	$11.81422	$12.15985	40,741
01/01/2011 to 12/31/2011	$12.15985	$12.35638	13,976
01/01/2012 to 12/31/2012	$12.35638	$14.60184	18,372
01/01/2013 to 12/31/2013	$14.60184	$20.06023	10,123
01/01/2014 to 12/31/2014	$20.06023	$23.46594	11,326
01/01/2015 to 12/31/2015	$23.46594	$23.66337	6,354
01/01/2016 to 12/31/2016	$23.66337	$20.48108	4,143
01/01/2017 to 12/31/2017	$20.48108	$23.19031	4,026
01/01/2018 to 12/31/2018	$23.19031	$22.87055	2,140
Invesco V.I. Mid Cap Growth Portfolio, Series I
04/27/2012* to 12/31/2012	$10.04976	$9.72531	17,085
01/01/2013 to 12/31/2013	$9.72531	$13.02541	9,944
01/01/2014 to 12/31/2014	$13.02541	$13.75557	14,900
01/01/2015 to 12/31/2015	$13.75557	$13.60821	9,629
01/01/2016 to 12/31/2016	$13.60821	$13.40337	3,806
01/01/2017 to 12/31/2017	$13.40337	$16.04975	3,531
01/01/2018 to 12/31/2018	$16.04975	$14.81069	2,503
Invesco V.I. Technology Fund - Series I
05/01/2009 to 12/31/2009	$7.20267	$9.53851	0
01/01/2010 to 12/31/2010	$9.53851	$11.31064	0
01/01/2011 to 12/31/2011	$11.31064	$10.49781	0
01/01/2012 to 12/31/2012	$10.49781	$11.41844	0
01/01/2013 to 12/31/2013	$11.41844	$13.96813	0
01/01/2014 to 12/31/2014	$13.96813	$15.16288	0
01/01/2015 to 12/31/2015	$15.16288	$15.83189	0
01/01/2016 to 12/31/2016	$15.83189	$15.35961	0
01/01/2017 to 12/31/2017	$15.35961	$20.29049	0
01/01/2018 to 12/31/2018	$20.29049	$19.74125	0
NVIT Emerging Markets Fund Class D
08/05/2016* to 12/31/2016	$10.12629	$9.70541	39,682
01/01/2017 to 12/31/2017	$9.70541	$13.38687	29,260
01/01/2018 to 12/31/2018	$13.38687	$10.76669	13,626
ProFund VP Asia 30
05/01/2009 to 12/31/2009	$12.29756	$16.86853	26,367
01/01/2010 to 12/31/2010	$16.86853	$18.78242	15,895
01/01/2011 to 12/31/2011	$18.78242	$13.40361	5,569
01/01/2012 to 12/31/2012	$13.40361	$15.12894	6,189
01/01/2013 to 12/31/2013	$15.12894	$17.00273	4,435
01/01/2014 to 12/31/2014	$17.00273	$16.35934	3,700
01/01/2015 to 12/31/2015	$16.35934	$14.49109	2,331
01/01/2016 to 12/31/2016	$14.49109	$14.25663	2,117
01/01/2017 to 12/31/2017	$14.25663	$18.51902	1,891
01/01/2018 to 12/31/2018	$18.51902	$14.73405	1,818

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Banks
05/01/2009 to 12/31/2009	$3.44152	$4.40168	87,174
01/01/2010 to 12/31/2010	$4.40168	$4.66140	21,120
01/01/2011 to 12/31/2011	$4.66140	$3.33756	3,321
01/01/2012 to 12/31/2012	$3.33756	$4.35210	8,877
01/01/2013 to 12/31/2013	$4.35210	$5.67757	5,826
01/01/2014 to 12/31/2014	$5.67757	$6.12573	1,249
01/01/2015 to 12/31/2015	$6.12573	$5.96192	903
01/01/2016 to 12/31/2016	$5.96192	$7.18184	645
01/01/2017 to 12/31/2017	$7.18184	$8.27874	569
01/01/2018 to 12/31/2018	$8.27874	$6.64327	441
ProFund VP Basic Materials
05/01/2009 to 12/31/2009	$9.62200	$13.53329	287,243
01/01/2010 to 12/31/2010	$13.53329	$17.15761	190,747
01/01/2011 to 12/31/2011	$17.15761	$14.06308	34,489
01/01/2012 to 12/31/2012	$14.06308	$14.91239	35,265
01/01/2013 to 12/31/2013	$14.91239	$17.26374	27,017
01/01/2014 to 12/31/2014	$17.26374	$17.15971	10,584
01/01/2015 to 12/31/2015	$17.15971	$14.43809	2,919
01/01/2016 to 12/31/2016	$14.43809	$16.72392	5,467
01/01/2017 to 12/31/2017	$16.72392	$20.10195	5,636
01/01/2018 to 12/31/2018	$20.10195	$16.17754	1,632
ProFund VP Bear
05/01/2009 to 12/31/2009	$9.14945	$6.73651	216,649
01/01/2010 to 12/31/2010	$6.73651	$5.41286	141,359
01/01/2011 to 12/31/2011	$5.41286	$4.82123	78,440
01/01/2012 to 12/31/2012	$4.82123	$3.93033	129,131
01/01/2013 to 12/31/2013	$3.93033	$2.82186	121,599
01/01/2014 to 12/31/2014	$2.82186	$2.36533	71,112
01/01/2015 to 12/31/2015	$2.36533	$2.19823	32,709
01/01/2016 to 12/31/2016	$2.19823	$1.86838	25,923
01/01/2017 to 12/31/2017	$1.86838	$1.49827	10,561
01/01/2018 to 12/31/2018	$1.49827	$1.52378	5,258
ProFund VP Bull
05/01/2009 to 12/31/2009	$7.47525	$9.40855	193,188
01/01/2010 to 12/31/2010	$9.40855	$10.35376	67,388
01/01/2011 to 12/31/2011	$10.35376	$10.12138	23,593
01/01/2012 to 12/31/2012	$10.12138	$11.26725	23,675
01/01/2013 to 12/31/2013	$11.26725	$14.29119	17,226
01/01/2014 to 12/31/2014	$14.29119	$15.57173	17,268
01/01/2015 to 12/31/2015	$15.57173	$15.15159	27,686
01/01/2016 to 12/31/2016	$15.15159	$16.24248	16,799
01/01/2017 to 12/31/2017	$16.24248	$18.94932	6,011
01/01/2018 to 12/31/2018	$18.94932	$17.38203	4,294
ProFund VP Consumer Goods Portfolio
05/01/2009 to 12/31/2009	$8.74142	$10.94227	97,910
01/01/2010 to 12/31/2010	$10.94227	$12.55321	143,721
01/01/2011 to 12/31/2011	$12.55321	$13.12370	72,497
01/01/2012 to 12/31/2012	$13.12370	$14.22071	19,912
01/01/2013 to 12/31/2013	$14.22071	$17.85585	15,413
01/01/2014 to 12/31/2014	$17.85585	$19.23920	1,025
01/01/2015 to 12/31/2015	$19.23920	$19.58928	671
01/01/2016 to 12/31/2016	$19.58928	$19.82827	1,949
01/01/2017 to 12/31/2017	$19.82827	$22.30170	834
01/01/2018 to 12/31/2018	$22.30170	$18.57043	197

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Consumer Services
05/01/2009 to 12/31/2009	$6.79348	$8.39021	39,285
01/01/2010 to 12/31/2010	$8.39021	$9.95580	84,984
01/01/2011 to 12/31/2011	$9.95580	$10.26735	24,259
01/01/2012 to 12/31/2012	$10.26735	$12.25378	4,559
01/01/2013 to 12/31/2013	$12.25378	$16.75395	50,878
01/01/2014 to 12/31/2014	$16.75395	$18.41774	2,050
01/01/2015 to 12/31/2015	$18.41774	$18.84759	10,294
01/01/2016 to 12/31/2016	$18.84759	$19.19581	8,659
01/01/2017 to 12/31/2017	$19.19581	$22.21189	7,395
01/01/2018 to 12/31/2018	$22.21189	$21.84290	2,514
ProFund VP Europe 30
05/01/2009 to 12/31/2009	$8.88577	$11.92184	56,609
01/01/2010 to 12/31/2010	$11.92184	$11.96067	25,208
01/01/2011 to 12/31/2011	$11.96067	$10.65302	6,306
01/01/2012 to 12/31/2012	$10.65302	$12.14093	12,720
01/01/2013 to 12/31/2013	$12.14093	$14.43544	5,078
01/01/2014 to 12/31/2014	$14.43544	$12.89039	3,419
01/01/2015 to 12/31/2015	$12.89039	$11.22952	3,345
01/01/2016 to 12/31/2016	$11.22952	$11.83473	1,754
01/01/2017 to 12/31/2017	$11.83473	$13.84981	1,691
01/01/2018 to 12/31/2018	$13.84981	$11.62381	393
ProFund VP Financials
05/01/2009 to 12/31/2009	$4.31071	$5.64299	70,455
01/01/2010 to 12/31/2010	$5.64299	$6.11906	79,596
01/01/2011 to 12/31/2011	$6.11906	$5.15419	22,265
01/01/2012 to 12/31/2012	$5.15419	$6.28395	53,853
01/01/2013 to 12/31/2013	$6.28395	$8.11305	83,810
01/01/2014 to 12/31/2014	$8.11305	$8.95493	20,822
01/01/2015 to 12/31/2015	$8.95493	$8.62260	20,574
01/01/2016 to 12/31/2016	$8.62260	$9.72041	15,662
01/01/2017 to 12/31/2017	$9.72041	$11.23080	15,610
01/01/2018 to 12/31/2018	$11.23080	$9.83186	8,159
ProFund VP Health Care
05/01/2009 to 12/31/2009	$7.99496	$10.23421	83,436
01/01/2010 to 12/31/2010	$10.23421	$10.28850	47,773
01/01/2011 to 12/31/2011	$10.28850	$11.07441	25,824
01/01/2012 to 12/31/2012	$11.07441	$12.70880	27,154
01/01/2013 to 12/31/2013	$12.70880	$17.36215	46,988
01/01/2014 to 12/31/2014	$17.36215	$20.99375	39,800
01/01/2015 to 12/31/2015	$20.99375	$21.55227	11,518
01/01/2016 to 12/31/2016	$21.55227	$20.21472	7,134
01/01/2017 to 12/31/2017	$20.21472	$23.89476	7,639
01/01/2018 to 12/31/2018	$23.89476	$24.39004	4,801
ProFund VP Industrials
05/01/2009 to 12/31/2009	$8.05866	$10.17398	28,892
01/01/2010 to 12/31/2010	$10.17398	$12.30713	39,786
01/01/2011 to 12/31/2011	$12.30713	$11.81587	44,914
01/01/2012 to 12/31/2012	$11.81587	$13.37427	67,805
01/01/2013 to 12/31/2013	$13.37427	$18.06612	56,816
01/01/2014 to 12/31/2014	$18.06612	$18.64452	29,303
01/01/2015 to 12/31/2015	$18.64452	$17.60164	4,826
01/01/2016 to 12/31/2016	$17.60164	$20.22594	1,386
01/01/2017 to 12/31/2017	$20.22594	$24.20081	668
01/01/2018 to 12/31/2018	$24.20081	$20.63367	289

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Japan
05/01/2009 to 12/31/2009	$7.67784	$8.52888	9,402
01/01/2010 to 12/31/2010	$8.52888	$7.79238	9,430
01/01/2011 to 12/31/2011	$7.79238	$6.20502	3,365
01/01/2012 to 12/31/2012	$6.20502	$7.45706	12,912
01/01/2013 to 12/31/2013	$7.45706	$10.80552	10,998
01/01/2014 to 12/31/2014	$10.80552	$10.90312	1,482
01/01/2015 to 12/31/2015	$10.90312	$11.27682	1,191
01/01/2016 to 12/31/2016	$11.27682	$11.06931	953
01/01/2017 to 12/31/2017	$11.06931	$12.81766	932
01/01/2018 to 12/31/2018	$12.81766	$11.06989	610
ProFund VP Large-Cap Growth
05/01/2009 to 12/31/2009	$7.26592	$9.11300	462,335
01/01/2010 to 12/31/2010	$9.11300	$10.08251	42,967
01/01/2011 to 12/31/2011	$10.08251	$10.16452	70,694
01/01/2012 to 12/31/2012	$10.16452	$11.19894	4,243
01/01/2013 to 12/31/2013	$11.19894	$14.30402	31,006
01/01/2014 to 12/31/2014	$14.30402	$15.78979	89,009
01/01/2015 to 12/31/2015	$15.78979	$16.01439	37,686
01/01/2016 to 12/31/2016	$16.01439	$16.44009	5,967
01/01/2017 to 12/31/2017	$16.44009	$20.13607	3,598
01/01/2018 to 12/31/2018	$20.13607	$19.31442	920
ProFund VP Large-Cap Value
05/01/2009 to 12/31/2009	$6.36956	$8.05130	538,603
01/01/2010 to 12/31/2010	$8.05130	$8.88505	14,106
01/01/2011 to 12/31/2011	$8.88505	$8.57437	45,629
01/01/2012 to 12/31/2012	$8.57437	$9.67350	75,425
01/01/2013 to 12/31/2013	$9.67350	$12.28257	30,965
01/01/2014 to 12/31/2014	$12.28257	$13.26371	123,862
01/01/2015 to 12/31/2015	$13.26371	$12.35129	773
01/01/2016 to 12/31/2016	$12.35129	$13.93731	9,959
01/01/2017 to 12/31/2017	$13.93731	$15.45514	4,045
01/01/2018 to 12/31/2018	$15.45514	$13.50017	687
ProFund VP Mid-Cap Growth
05/01/2009 to 12/31/2009	$8.57538	$10.85415	35,155
01/01/2010 to 12/31/2010	$10.85415	$13.62531	363,968
01/01/2011 to 12/31/2011	$13.62531	$12.93385	14,890
01/01/2012 to 12/31/2012	$12.93385	$14.58691	82,062
01/01/2013 to 12/31/2013	$14.58691	$18.61142	28,227
01/01/2014 to 12/31/2014	$18.61142	$19.26440	4,620
01/01/2015 to 12/31/2015	$19.26440	$18.88426	16,694
01/01/2016 to 12/31/2016	$18.88426	$20.83747	6,263
01/01/2017 to 12/31/2017	$20.83747	$24.09894	1,766
01/01/2018 to 12/31/2018	$24.09894	$20.73225	2,243
ProFund VP Mid-Cap Value
05/01/2009 to 12/31/2009	$8.71333	$11.20491	107,295
01/01/2010 to 12/31/2010	$11.20491	$13.19305	58,649
01/01/2011 to 12/31/2011	$13.19305	$12.39051	105,563
01/01/2012 to 12/31/2012	$12.39051	$14.11742	104,327
01/01/2013 to 12/31/2013	$14.11742	$18.23793	29,991
01/01/2014 to 12/31/2014	$18.23793	$19.64343	3,820
01/01/2015 to 12/31/2015	$19.64343	$17.62217	2,140
01/01/2016 to 12/31/2016	$17.62217	$21.41983	8,525
01/01/2017 to 12/31/2017	$21.41983	$23.16062	2,171
01/01/2018 to 12/31/2018	$23.16062	$19.62816	1,029

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP NASDAQ-100
05/01/2009 to 12/31/2009	$8.12544	$10.58401	76,174
01/01/2010 to 12/31/2010	$10.58401	$12.23364	37,417
01/01/2011 to 12/31/2011	$12.23364	$12.13300	12,206
01/01/2012 to 12/31/2012	$12.13300	$13.78447	7,936
01/01/2013 to 12/31/2013	$13.78447	$18.09269	7,576
01/01/2014 to 12/31/2014	$18.09269	$20.69336	6,354
01/01/2015 to 12/31/2015	$20.69336	$21.73569	5,377
01/01/2016 to 12/31/2016	$21.73569	$22.36469	4,964
01/01/2017 to 12/31/2017	$22.36469	$28.50325	4,619
01/01/2018 to 12/31/2018	$28.50325	$27.33749	4,246
ProFund VP Oil & Gas
05/01/2009 to 12/31/2009	$16.25710	$18.81865	88,952
01/01/2010 to 12/31/2010	$18.81865	$21.66296	66,859
01/01/2011 to 12/31/2011	$21.66296	$21.65215	38,693
01/01/2012 to 12/31/2012	$21.65215	$21.77706	38,369
01/01/2013 to 12/31/2013	$21.77706	$26.41137	26,670
01/01/2014 to 12/31/2014	$26.41137	$23.01107	12,130
01/01/2015 to 12/31/2015	$23.01107	$17.23559	4,966
01/01/2016 to 12/31/2016	$17.23559	$20.92357	2,010
01/01/2017 to 12/31/2017	$20.92357	$19.80488	1,681
01/01/2018 to 12/31/2018	$19.80488	$15.44198	1,272
ProFund VP Pharmaceuticals
05/01/2009 to 12/31/2009	$6.70533	$8.74813	53,535
01/01/2010 to 12/31/2010	$8.74813	$8.59214	5,412
01/01/2011 to 12/31/2011	$8.59214	$9.75413	7,787
01/01/2012 to 12/31/2012	$9.75413	$10.66440	3,042
01/01/2013 to 12/31/2013	$10.66440	$13.72153	2,144
01/01/2014 to 12/31/2014	$13.72153	$16.00952	1,648
01/01/2015 to 12/31/2015	$16.00952	$16.34453	696
01/01/2016 to 12/31/2016	$16.34453	$15.38116	470
01/01/2017 to 12/31/2017	$15.38116	$16.59333	65
01/01/2018 to 12/31/2018	$16.59333	$15.21253	35
ProFund VP Precious Metals
05/01/2009 to 12/31/2009	$10.34751	$14.12626	113,280
01/01/2010 to 12/31/2010	$14.12626	$18.35572	125,495
01/01/2011 to 12/31/2011	$18.35572	$14.49555	69,676
01/01/2012 to 12/31/2012	$14.49555	$12.10744	63,838
01/01/2013 to 12/31/2013	$12.10744	$7.34393	39,940
01/01/2014 to 12/31/2014	$7.34393	$5.46516	17,612
01/01/2015 to 12/31/2015	$5.46516	$3.58700	11,948
01/01/2016 to 12/31/2016	$3.58700	$5.46380	18,455
01/01/2017 to 12/31/2017	$5.46380	$5.62313	15,046
01/01/2018 to 12/31/2018	$5.62313	$4.75564	13,968
ProFund VP Real Estate
05/01/2009 to 12/31/2009	$6.83212	$9.95606	43,586
01/01/2010 to 12/31/2010	$9.95606	$12.13527	37,888
01/01/2011 to 12/31/2011	$12.13527	$12.42612	11,950
01/01/2012 to 12/31/2012	$12.42612	$14.23179	12,758
01/01/2013 to 12/31/2013	$14.23179	$13.92443	10,809
01/01/2014 to 12/31/2014	$13.92443	$17.01647	5,569
01/01/2015 to 12/31/2015	$17.01647	$16.68749	18,552
01/01/2016 to 12/31/2016	$16.68749	$17.24691	604
01/01/2017 to 12/31/2017	$17.24691	$18.21699	243
01/01/2018 to 12/31/2018	$18.21699	$16.79034	102

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Rising Rates Opportunity
05/01/2009 to 12/31/2009	$5.78351	$5.84612	152,859
01/01/2010 to 12/31/2010	$5.84612	$4.79867	209,469
01/01/2011 to 12/31/2011	$4.79867	$2.93171	80,708
01/01/2012 to 12/31/2012	$2.93171	$2.66681	83,113
01/01/2013 to 12/31/2013	$2.66681	$3.03633	49,382
01/01/2014 to 12/31/2014	$3.03633	$2.06993	33,234
01/01/2015 to 12/31/2015	$2.06993	$1.99117	25,837
01/01/2016 to 12/31/2016	$1.99117	$1.84597	22,492
01/01/2017 to 12/31/2017	$1.84597	$1.58977	20,740
01/01/2018 to 12/31/2018	$1.58977	$1.61843	25,329
ProFund VP Short NASDAQ-100
05/01/2009 to 12/31/2009	$8.01178	$5.68931	96,881
01/01/2010 to 12/31/2010	$5.68931	$4.38301	68,859
01/01/2011 to 12/31/2011	$4.38301	$3.83568	40,986
01/01/2012 to 12/31/2012	$3.83568	$3.04441	32,737
01/01/2013 to 12/31/2013	$3.04441	$2.10086	14,860
01/01/2014 to 12/31/2014	$2.10086	$1.65554	10,034
01/01/2015 to 12/31/2015	$1.65554	$1.40722	9,298
01/01/2016 to 12/31/2016	$1.40722	$1.23720	18,189
01/01/2017 to 12/31/2017	$1.23720	$0.90405	15,849
01/01/2018 to 12/31/2018	$0.90405	$0.85802	13,445
ProFund VP Small-Cap Growth
05/01/2009 to 12/31/2009	$8.79380	$11.04130	58,108
01/01/2010 to 12/31/2010	$11.04130	$13.56950	74,041
01/01/2011 to 12/31/2011	$13.56950	$13.43463	18,342
01/01/2012 to 12/31/2012	$13.43463	$14.77091	15,957
01/01/2013 to 12/31/2013	$14.77091	$20.27570	80,138
01/01/2014 to 12/31/2014	$20.27570	$20.25017	8,019
01/01/2015 to 12/31/2015	$20.25017	$20.02666	19,353
01/01/2016 to 12/31/2016	$20.02666	$23.53859	12,631
01/01/2017 to 12/31/2017	$23.53859	$25.99466	7,044
01/01/2018 to 12/31/2018	$25.99466	$23.94601	2,907
ProFund VP Small-Cap Value
05/01/2009 to 12/31/2009	$8.49766	$10.57112	32,653
01/01/2010 to 12/31/2010	$10.57112	$12.61731	91,202
01/01/2011 to 12/31/2011	$12.61731	$11.82791	20,580
01/01/2012 to 12/31/2012	$11.82791	$13.42929	61,323
01/01/2013 to 12/31/2013	$13.42929	$18.07305	100,408
01/01/2014 to 12/31/2014	$18.07305	$18.69349	16,717
01/01/2015 to 12/31/2015	$18.69349	$16.76000	10,549
01/01/2016 to 12/31/2016	$16.76000	$21.09858	19,158
01/01/2017 to 12/31/2017	$21.09858	$22.62810	11,084
01/01/2018 to 12/31/2018	$22.62810	$18.97201	3,349
ProFund VP Telecommunications
05/01/2009 to 12/31/2009	$9.86727	$10.69907	12,742
01/01/2010 to 12/31/2010	$10.69907	$12.09905	41,695
01/01/2011 to 12/31/2011	$12.09905	$12.04831	8,234
01/01/2012 to 12/31/2012	$12.04831	$13.72191	59,339
01/01/2013 to 12/31/2013	$13.72191	$15.03201	3,968
01/01/2014 to 12/31/2014	$15.03201	$14.77685	3,685
01/01/2015 to 12/31/2015	$14.77685	$14.66425	1,050
01/01/2016 to 12/31/2016	$14.66425	$17.43979	725
01/01/2017 to 12/31/2017	$17.43979	$16.68638	826
01/01/2018 to 12/31/2018	$16.68638	$13.84533	189

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP U.S. Government Plus
05/01/2009 to 12/31/2009	$12.38517	$11.14239	54,783
01/01/2010 to 12/31/2010	$11.14239	$11.99222	15,725
01/01/2011 to 12/31/2011	$11.99222	$16.82485	15,972
01/01/2012 to 12/31/2012	$16.82485	$16.60557	4,122
01/01/2013 to 12/31/2013	$16.60557	$13.12943	2,836
01/01/2014 to 12/31/2014	$13.12943	$17.50471	2,556
01/01/2015 to 12/31/2015	$17.50471	$16.14552	934
01/01/2016 to 12/31/2016	$16.14552	$15.73473	1,815
01/01/2017 to 12/31/2017	$15.73473	$16.84111	1,227
01/01/2018 to 12/31/2018	$16.84111	$15.56738	1,117
ProFund VP UltraMid-Cap
05/01/2009 to 12/31/2009	$5.71900	$9.21434	112,783
01/01/2010 to 12/31/2010	$9.21434	$13.48171	90,655
01/01/2011 to 12/31/2011	$13.48171	$11.38001	14,829
01/01/2012 to 12/31/2012	$11.38001	$14.73756	10,051
01/01/2013 to 12/31/2013	$14.73756	$24.57884	8,327
01/01/2014 to 12/31/2014	$24.57884	$27.71196	3,825
01/01/2015 to 12/31/2015	$27.71196	$24.60992	1,531
01/01/2016 to 12/31/2016	$24.60992	$33.17858	1,461
01/01/2017 to 12/31/2017	$33.17858	$41.79463	1,009
01/01/2018 to 12/31/2018	$41.79463	$29.91292	1,121
ProFund VP Utilities
05/01/2009 to 12/31/2009	$11.18045	$13.37157	47,094
01/01/2010 to 12/31/2010	$13.37157	$13.84856	34,825
01/01/2011 to 12/31/2011	$13.84856	$15.90808	23,874
01/01/2012 to 12/31/2012	$15.90808	$15.57129	16,888
01/01/2013 to 12/31/2013	$15.57129	$17.24733	11,862
01/01/2014 to 12/31/2014	$17.24733	$21.22344	9,756
01/01/2015 to 12/31/2015	$21.22344	$19.41758	4,216
01/01/2016 to 12/31/2016	$19.41758	$21.84374	3,734
01/01/2017 to 12/31/2017	$21.84374	$23.62547	2,900
01/01/2018 to 12/31/2018	$23.62547	$23.75702	3,273
PSF SP International Growth Portfolio
formerly,Prudential SP International Growth Portfolio
05/01/2009 to 12/31/2009	$8.16712	$10.78241	17,242
01/01/2010 to 12/31/2010	$10.78241	$12.01642	9,331
01/01/2011 to 12/31/2011	$12.01642	$9.99439	9,860
01/01/2012 to 12/31/2012	$9.99439	$11.95721	21,897
01/01/2013 to 12/31/2013	$11.95721	$13.89363	27,627
01/01/2014 to 12/31/2014	$13.89363	$12.80478	20,250
01/01/2015 to 12/31/2015	$12.80478	$12.93807	19,140
01/01/2016 to 12/31/2016	$12.93807	$12.19461	14,846
01/01/2017 to 12/31/2017	$12.19461	$16.19050	12,735
01/01/2018 to 12/31/2018	$16.19050	$13.79670	11,293
Wells Fargo VT International Equity Fund - Class 1
07/16/2010* to 12/31/2010	$11.68966	$14.09507	42,309
01/01/2011 to 12/31/2011	$14.09507	$12.01602	16,879
01/01/2012 to 12/31/2012	$12.01602	$13.35208	17,702
01/01/2013 to 12/31/2013	$13.35208	$15.65408	12,515
01/01/2014 to 12/31/2014	$15.65408	$14.49062	5,838
01/01/2015 to 12/31/2015	$14.49062	$14.48977	3,089
01/01/2016 to 12/31/2016	$14.48977	$14.62573	1,928
01/01/2017 to 12/31/2017	$14.62573	$17.85171	22,291
01/01/2018 to 12/31/2018	$17.85171	$14.50609	21,843

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Wells Fargo VT Omega Growth Fund - Class 1
07/16/2010* to 12/31/2010	$10.08671	$12.68514	26,995
01/01/2011 to 12/31/2011	$12.68514	$11.73598	37,288
01/01/2012 to 12/31/2012	$11.73598	$13.85251	17,376
01/01/2013 to 12/31/2013	$13.85251	$18.98660	12,261
01/01/2014 to 12/31/2014	$18.98660	$19.31802	13,143
01/01/2015 to 12/31/2015	$19.31802	$19.18944	7,981
01/01/2016 to 12/31/2016	$19.18944	$18.90272	2,727
01/01/2017 to 12/31/2017	$18.90272	$24.93750	3,841
01/01/2018 to 12/31/2018	$24.93750	$24.49971	2,311
Wells Fargo VT Small Cap Growth Fund - Class 1
07/16/2010* to 12/31/2010	$9.59310	$12.21387	10,504
01/01/2011 to 12/31/2011	$12.21387	$11.42106	8,312
01/01/2012 to 12/31/2012	$11.42106	$12.06906	5,649
01/01/2013 to 12/31/2013	$12.06906	$17.76211	1,815
01/01/2014 to 12/31/2014	$17.76211	$17.07165	566
01/01/2015 to 12/31/2015	$17.07165	$16.24776	1,073
01/01/2016 to 12/31/2016	$16.24776	$17.17022	686
01/01/2017 to 12/31/2017	$17.17022	$21.17240	3,295
01/01/2018 to 12/31/2018	$21.17240	$20.99834	2,959
*Denotes the start date of these sub-accounts

ASAP III
Prudential Annuities Life Assurance Corporation
Statement of Additional Information
ACCUMULATION UNIT VALUES: With LT5, HAV & EBP or with any combo 5% or HDV & LT5 or GMWB, HDV and EPB OR HD GRO 60 bps and
Combo DB OR HD GRO 60 bps, EBP and HAV OR GRO Plus 2008 60 bps and Combo DB OR GRO Plus 2008 60 bps, EBP and HAV (2.35%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ACCESS VP High Yield Fund
01/01/2009 to 12/31/2009	$10.75777	$12.28173	0
01/01/2010 to 12/31/2010	$12.28173	$13.95712	0
01/01/2011 to 12/31/2011	$13.95712	$14.00407	0
01/01/2012 to 12/31/2012	$14.00407	$15.60573	0
01/01/2013 to 12/31/2013	$15.60573	$16.76577	0
01/01/2014 to 12/31/2014	$16.76577	$16.75483	0
01/01/2015 to 12/31/2015	$16.75483	$16.38631	0
01/01/2016 to 12/31/2016	$16.38631	$17.44257	0
01/01/2017 to 12/31/2017	$17.44257	$17.85046	0
01/01/2018 to 12/31/2018	$17.85046	$17.32209	0
AST Academic Strategies Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$7.75617	$9.41886	1,754,353
01/01/2010 to 12/31/2010	$9.41886	$10.29804	1,672,915
01/01/2011 to 12/31/2011	$10.29804	$9.78901	1,419,829
01/01/2012 to 12/31/2012	$9.78901	$10.75983	1,363,156
01/01/2013 to 12/31/2013	$10.75983	$11.55498	1,135,421
01/01/2014 to 12/31/2014	$11.55498	$11.71425	408,224
01/01/2015 to 12/31/2015	$11.71425	$11.07078	161,748
01/01/2016 to 12/31/2016	$11.07078	$11.49612	133,802
01/01/2017 to 12/31/2017	$11.49612	$12.63965	126,722
01/01/2018 to 12/31/2018	$12.63965	$11.33690	92,418
AST Advanced Strategies Portfolio
01/01/2009 to 12/31/2009	$7.76863	$9.57368	852,274
01/01/2010 to 12/31/2010	$9.57368	$10.63022	817,418
01/01/2011 to 12/31/2011	$10.63022	$10.39249	737,837
01/01/2012 to 12/31/2012	$10.39249	$11.53309	701,027
01/01/2013 to 12/31/2013	$11.53309	$13.12685	616,668
01/01/2014 to 12/31/2014	$13.12685	$13.60138	432,603
01/01/2015 to 12/31/2015	$13.60138	$13.38842	250,183
01/01/2016 to 12/31/2016	$13.38842	$14.00371	207,814
01/01/2017 to 12/31/2017	$14.00371	$15.99027	187,060
01/01/2018 to 12/31/2018	$15.99027	$14.69350	163,750
AST AQR Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99805	$11.58083	0
01/01/2014 to 12/31/2014	$11.58083	$12.79787	0
01/01/2015 to 12/31/2015	$12.79787	$12.71299	0
01/01/2016 to 12/31/2016	$12.71299	$13.74369	2,408
01/01/2017 to 12/31/2017	$13.74369	$16.39265	2,745
01/01/2018 to 12/31/2018	$16.39265	$14.70339	0
AST Balanced Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$8.02283	$9.65960	1,211,155
01/01/2010 to 12/31/2010	$9.65960	$10.59430	1,128,800
01/01/2011 to 12/31/2011	$10.59430	$10.21998	1,006,466
01/01/2012 to 12/31/2012	$10.21998	$11.22439	1,055,922
01/01/2013 to 12/31/2013	$11.22439	$12.89505	889,175
01/01/2014 to 12/31/2014	$12.89505	$13.41326	749,965
01/01/2015 to 12/31/2015	$13.41326	$13.16036	537,427
01/01/2016 to 12/31/2016	$13.16036	$13.66117	409,473
01/01/2017 to 12/31/2017	$13.66117	$15.32959	360,678
01/01/2018 to 12/31/2018	$15.32959	$14.22890	309,786

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99805	$9.12313	2,376
01/01/2012 to 12/31/2012	$9.12313	$9.96798	24,081
01/01/2013 to 12/31/2013	$9.96798	$10.79016	41,326
01/01/2014 to 12/31/2014	$10.79016	$11.05246	32,703
01/01/2015 to 12/31/2015	$11.05246	$10.46885	26,283
01/01/2016 to 12/31/2016	$10.46885	$10.93501	13,268
01/01/2017 to 12/31/2017	$10.93501	$12.02559	17,497
01/01/2018 to 12/31/2018	$12.02559	$11.12161	11,635
AST BlackRock Low Duration Bond Portfolio
01/01/2009 to 12/31/2009	$10.43645	$11.23384	281,736
01/01/2010 to 12/31/2010	$11.23384	$11.39751	231,038
01/01/2011 to 12/31/2011	$11.39751	$11.38040	206,551
01/01/2012 to 12/31/2012	$11.38040	$11.63436	204,144
01/01/2013 to 12/31/2013	$11.63436	$11.11391	41,672
01/01/2014 to 12/31/2014	$11.11391	$10.84232	20,374
01/01/2015 to 12/31/2015	$10.84232	$10.63863	711
01/01/2016 to 12/31/2016	$10.63863	$10.55941	3,670
01/01/2017 to 12/31/2017	$10.55941	$10.48754	2,708
01/01/2018 to 12/31/2018	$10.48754	$10.31617	134
AST BlackRock/Loomis Sayles Bond Portfolio
01/01/2009 to 12/31/2009	$10.31670	$11.73932	584,525
01/01/2010 to 12/31/2010	$11.73932	$12.34828	573,212
01/01/2011 to 12/31/2011	$12.34828	$12.44191	605,075
01/01/2012 to 12/31/2012	$12.44191	$13.28155	487,599
01/01/2013 to 12/31/2013	$13.28155	$12.73119	377,479
01/01/2014 to 12/31/2014	$12.73119	$12.95802	273,587
01/01/2015 to 12/31/2015	$12.95802	$12.38669	43,931
01/01/2016 to 12/31/2016	$12.38669	$12.60778	46,115
01/01/2017 to 12/31/2017	$12.60778	$12.84933	53,098
01/01/2018 to 12/31/2018	$12.84933	$12.46281	46,966
AST Bond Portfolio 2018
01/01/2009 to 12/31/2009	$12.49226	$11.46065	98,995
01/01/2010 to 12/31/2010	$11.46065	$12.44316	67,820
01/01/2011 to 12/31/2011	$12.44316	$13.80135	332,554
01/01/2012 to 12/31/2012	$13.80135	$14.24689	310,068
01/01/2013 to 12/31/2013	$14.24689	$13.47478	248,564
01/01/2014 to 12/31/2014	$13.47478	$13.50854	215,877
01/01/2015 to 12/31/2015	$13.50854	$13.29795	216,523
01/01/2016 to 12/31/2016	$13.29795	$13.19508	206,439
01/01/2017 to 12/31/2017	$13.19508	$12.97750	303,167
01/01/2018 to 12/31/2018	$12.97750	$12.76673	0
AST Bond Portfolio 2019
01/01/2009 to 12/31/2009	$12.56373	$11.32378	33,306
01/01/2010 to 12/31/2010	$11.32378	$12.31403	40,947
01/01/2011 to 12/31/2011	$12.31403	$13.94590	4,588
01/01/2012 to 12/31/2012	$13.94590	$14.41559	85,728
01/01/2013 to 12/31/2013	$14.41559	$13.39681	47,954
01/01/2014 to 12/31/2014	$13.39681	$13.63980	21,818
01/01/2015 to 12/31/2015	$13.63980	$13.46189	25,474
01/01/2016 to 12/31/2016	$13.46189	$13.33642	26,848
01/01/2017 to 12/31/2017	$13.33642	$13.12271	26,013
01/01/2018 to 12/31/2018	$13.12271	$12.88513	322,500

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2020
01/02/2009* to 12/31/2009	$9.99870	$8.73968	12,609
01/01/2010 to 12/31/2010	$8.73968	$9.54520	159,883
01/01/2011 to 12/31/2011	$9.54520	$11.06208	17,114
01/01/2012 to 12/31/2012	$11.06208	$11.48433	582
01/01/2013 to 12/31/2013	$11.48433	$10.48380	237,451
01/01/2014 to 12/31/2014	$10.48380	$10.86800	85,105
01/01/2015 to 12/31/2015	$10.86800	$10.77463	107,556
01/01/2016 to 12/31/2016	$10.77463	$10.72786	97,049
01/01/2017 to 12/31/2017	$10.72786	$10.56918	48,420
01/01/2018 to 12/31/2018	$10.56918	$10.34987	61,119
AST Bond Portfolio 2021
01/04/2010* to 12/31/2010	$9.99739	$10.94672	167,616
01/01/2011 to 12/31/2011	$10.94672	$12.86004	544,749
01/01/2012 to 12/31/2012	$12.86004	$13.41054	71,013
01/01/2013 to 12/31/2013	$13.41054	$12.17858	18,794
01/01/2014 to 12/31/2014	$12.17858	$12.80581	108,864
01/01/2015 to 12/31/2015	$12.80581	$12.72786	68,354
01/01/2016 to 12/31/2016	$12.72786	$12.68220	71,396
01/01/2017 to 12/31/2017	$12.68220	$12.58067	26,796
01/01/2018 to 12/31/2018	$12.58067	$12.29168	10,535
AST Bond Portfolio 2022
01/03/2011* to 12/31/2011	$9.99805	$11.95342	210,502
01/01/2012 to 12/31/2012	$11.95342	$12.35456	480,505
01/01/2013 to 12/31/2013	$12.35456	$10.88848	133,950
01/01/2014 to 12/31/2014	$10.88848	$11.73515	84,267
01/01/2015 to 12/31/2015	$11.73515	$11.69959	131,314
01/01/2016 to 12/31/2016	$11.69959	$11.63394	137,447
01/01/2017 to 12/31/2017	$11.63394	$11.53948	127,375
01/01/2018 to 12/31/2018	$11.53948	$11.25026	70,881
AST Bond Portfolio 2023
01/03/2012* to 12/31/2012	$9.99740	$10.34068	216,854
01/01/2013 to 12/31/2013	$10.34068	$9.06777	798,569
01/01/2014 to 12/31/2014	$9.06777	$9.97216	78,964
01/01/2015 to 12/31/2015	$9.97216	$10.00163	12,591
01/01/2016 to 12/31/2016	$10.00163	$9.95378	2,844
01/01/2017 to 12/31/2017	$9.95378	$9.88524	1,003
01/01/2018 to 12/31/2018	$9.88524	$9.62630	1,068
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	$9.99870	$8.70047	184,335
01/01/2014 to 12/31/2014	$8.70047	$9.73572	194,620
01/01/2015 to 12/31/2015	$9.73572	$9.77696	8,542
01/01/2016 to 12/31/2016	$9.77696	$9.72967	4,031
01/01/2017 to 12/31/2017	$9.72967	$9.66150	80,056
01/01/2018 to 12/31/2018	$9.66150	$9.37256	116,991
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$9.99870	$11.23968	89,028
01/01/2015 to 12/31/2015	$11.23968	$11.19491	347,872
01/01/2016 to 12/31/2016	$11.19491	$11.20268	100,502
01/01/2017 to 12/31/2017	$11.20268	$11.14026	49,803
01/01/2018 to 12/31/2018	$11.14026	$10.79716	54,708
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$9.99870	$9.88219	253,962
01/01/2016 to 12/31/2016	$9.88219	$9.85094	232,087
01/01/2017 to 12/31/2017	$9.85094	$9.85289	114,116
01/01/2018 to 12/31/2018	$9.85289	$9.52005	108,219

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$9.99740	$9.82430	501,618
01/01/2017 to 12/31/2017	$9.82430	$9.85162	181,577
01/01/2018 to 12/31/2018	$9.85162	$9.49786	180,642
AST Bond Portfolio 2028
01/03/2017* to 12/31/2017	$9.99739	$9.98063	8,028
01/01/2018 to 12/31/2018	$9.98063	$9.54455	88,359
AST Bond Portfolio 2029
01/02/2018* to 12/31/2018	$9.99739	$9.60752	13,509
AST Capital Growth Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$7.55713	$9.24870	3,615,050
01/01/2010 to 12/31/2010	$9.24870	$10.23946	3,318,055
01/01/2011 to 12/31/2011	$10.23946	$9.75652	2,982,427
01/01/2012 to 12/31/2012	$9.75652	$10.83425	2,718,892
01/01/2013 to 12/31/2013	$10.83425	$12.97920	2,420,551
01/01/2014 to 12/31/2014	$12.97920	$13.56077	1,561,942
01/01/2015 to 12/31/2015	$13.56077	$13.31271	815,628
01/01/2016 to 12/31/2016	$13.31271	$13.88935	666,581
01/01/2017 to 12/31/2017	$13.88935	$15.99036	636,106
01/01/2018 to 12/31/2018	$15.99036	$14.64173	480,534
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99805	$11.59214	0
01/01/2014 to 12/31/2014	$11.59214	$12.86032	0
01/01/2015 to 12/31/2015	$12.86032	$12.10961	0
01/01/2016 to 12/31/2016	$12.10961	$13.58705	12,366
01/01/2017 to 12/31/2017	$13.58705	$15.71061	10,110
01/01/2018 to 12/31/2018	$15.71061	$14.60844	893
AST Cohen & Steers Realty Portfolio
01/01/2009 to 12/31/2009	$7.90822	$10.18788	34,036
01/01/2010 to 12/31/2010	$10.18788	$12.80305	53,001
01/01/2011 to 12/31/2011	$12.80305	$13.32661	32,781
01/01/2012 to 12/31/2012	$13.32661	$15.01023	30,956
01/01/2013 to 12/31/2013	$15.01023	$15.11680	3,890
01/01/2014 to 12/31/2014	$15.11680	$19.32507	7,735
01/01/2015 to 12/31/2015	$19.32507	$19.78515	4,877
01/01/2016 to 12/31/2016	$19.78515	$20.25180	2,683
01/01/2017 to 12/31/2017	$20.25180	$21.01243	1,737
01/01/2018 to 12/31/2018	$21.01243	$19.54042	413
AST Fidelity Institutional AM® Quantitative Portfolio
formerly,AST FI Pyramis® Quantitative Portfolio
01/01/2009 to 12/31/2009	$7.13419	$8.62812	934,690
01/01/2010 to 12/31/2010	$8.62812	$9.63569	1,031,352
01/01/2011 to 12/31/2011	$9.63569	$9.26809	842,510
01/01/2012 to 12/31/2012	$9.26809	$10.01236	763,813
01/01/2013 to 12/31/2013	$10.01236	$11.22029	670,525
01/01/2014 to 12/31/2014	$11.22029	$11.30190	437,333
01/01/2015 to 12/31/2015	$11.30190	$11.14570	252,307
01/01/2016 to 12/31/2016	$11.14570	$11.34729	188,753
01/01/2017 to 12/31/2017	$11.34729	$12.90668	173,291
01/01/2018 to 12/31/2018	$12.90668	$11.62570	150,429

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Global Real Estate Portfolio
01/01/2009 to 12/31/2009	$6.09362	$8.03892	5,772
01/01/2010 to 12/31/2010	$8.03892	$9.43583	2,531
01/01/2011 to 12/31/2011	$9.43583	$8.75007	1,500
01/01/2012 to 12/31/2012	$8.75007	$10.83437	14,071
01/01/2013 to 12/31/2013	$10.83437	$11.03976	9,560
01/01/2014 to 12/31/2014	$11.03976	$12.28134	5,446
01/01/2015 to 12/31/2015	$12.28134	$11.98193	1,788
01/01/2016 to 12/31/2016	$11.98193	$11.80593	4,318
01/01/2017 to 12/31/2017	$11.80593	$12.78432	1,716
01/01/2018 to 12/31/2018	$12.78432	$11.89435	1,213
AST Goldman Sachs Large-Cap Value Portfolio
01/01/2009 to 12/31/2009	$6.94763	$8.08619	501,327
01/01/2010 to 12/31/2010	$8.08619	$8.91365	482,472
01/01/2011 to 12/31/2011	$8.91365	$8.22411	480,887
01/01/2012 to 12/31/2012	$8.22411	$9.60991	443,730
01/01/2013 to 12/31/2013	$9.60991	$12.53190	92,480
01/01/2014 to 12/31/2014	$12.53190	$13.84450	59,111
01/01/2015 to 12/31/2015	$13.84450	$12.89437	46,338
01/01/2016 to 12/31/2016	$12.89437	$14.04542	31,905
01/01/2017 to 12/31/2017	$14.04542	$15.05320	34,249
01/01/2018 to 12/31/2018	$15.05320	$13.44417	28,968
AST Goldman Sachs Mid-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$7.35279	$11.27939	87,967
01/01/2010 to 12/31/2010	$11.27939	$13.19808	73,569
01/01/2011 to 12/31/2011	$13.19808	$12.50468	89,324
01/01/2012 to 12/31/2012	$12.50468	$14.60542	110,449
01/01/2013 to 12/31/2013	$14.60542	$18.85354	34,210
01/01/2014 to 12/31/2014	$18.85354	$20.53268	11,987
01/01/2015 to 12/31/2015	$20.53268	$18.91017	19,651
01/01/2016 to 12/31/2016	$18.91017	$18.77042	11,083
01/01/2017 to 12/31/2017	$18.77042	$23.29653	14,707
01/01/2018 to 12/31/2018	$23.29653	$21.75676	5,799
AST Goldman Sachs Multi-Asset Portfolio
01/01/2009 to 12/31/2009	$7.52055	$9.06107	203,565
01/01/2010 to 12/31/2010	$9.06107	$9.87441	234,528
01/01/2011 to 12/31/2011	$9.87441	$9.59387	213,063
01/01/2012 to 12/31/2012	$9.59387	$10.31697	201,141
01/01/2013 to 12/31/2013	$10.31697	$11.06399	182,302
01/01/2014 to 12/31/2014	$11.06399	$11.24059	181,595
01/01/2015 to 12/31/2015	$11.24059	$10.87660	165,068
01/01/2016 to 12/31/2016	$10.87660	$11.17986	133,060
01/01/2017 to 12/31/2017	$11.17986	$12.25893	120,095
01/01/2018 to 12/31/2018	$12.25893	$11.12451	93,529
AST Goldman Sachs Small-Cap Value Portfolio
05/01/2009* to 12/31/2009	$7.71936	$9.87659	23,261
01/01/2010 to 12/31/2010	$9.87659	$12.22633	24,445
01/01/2011 to 12/31/2011	$12.22633	$12.09492	13,508
01/01/2012 to 12/31/2012	$12.09492	$13.66332	20,297
01/01/2013 to 12/31/2013	$13.66332	$18.52096	7,866
01/01/2014 to 12/31/2014	$18.52096	$19.38761	13,843
01/01/2015 to 12/31/2015	$19.38761	$17.89185	2,037
01/01/2016 to 12/31/2016	$17.89185	$21.72038	2,572
01/01/2017 to 12/31/2017	$21.72038	$23.79661	3,798
01/01/2018 to 12/31/2018	$23.79661	$19.96632	1,283

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Government Money Market Portfolio
01/01/2009 to 12/31/2009	$10.51505	$10.29310	270,651
01/01/2010 to 12/31/2010	$10.29310	$10.05370	118,303
01/01/2011 to 12/31/2011	$10.05370	$9.81991	123,498
01/01/2012 to 12/31/2012	$9.81991	$9.58930	108,113
01/01/2013 to 12/31/2013	$9.58930	$9.36410	92,874
01/01/2014 to 12/31/2014	$9.36410	$9.14393	83,716
01/01/2015 to 12/31/2015	$9.14393	$8.92917	71,860
01/01/2016 to 12/31/2016	$8.92917	$8.71982	63,982
01/01/2017 to 12/31/2017	$8.71982	$8.54443	40,139
01/01/2018 to 12/31/2018	$8.54443	$8.45101	73,151
AST High Yield Portfolio
01/01/2009 to 12/31/2009	$7.68296	$10.16979	16,064
01/01/2010 to 12/31/2010	$10.16979	$11.27145	20,234
01/01/2011 to 12/31/2011	$11.27145	$11.35633	26,419
01/01/2012 to 12/31/2012	$11.35633	$12.62760	29,292
01/01/2013 to 12/31/2013	$12.62760	$13.21629	7,291
01/01/2014 to 12/31/2014	$13.21629	$13.23586	1,131
01/01/2015 to 12/31/2015	$13.23586	$12.46426	413
01/01/2016 to 12/31/2016	$12.46426	$14.04606	202
01/01/2017 to 12/31/2017	$14.04606	$14.74164	322
01/01/2018 to 12/31/2018	$14.74164	$14.10744	49
AST Hotchkis & Wiley Large-Cap Value Portfolio
01/01/2009 to 12/31/2009	$6.56974	$7.66217	252,500
01/01/2010 to 12/31/2010	$7.66217	$8.46683	236,519
01/01/2011 to 12/31/2011	$8.46683	$7.92228	185,189
01/01/2012 to 12/31/2012	$7.92228	$9.04219	184,775
01/01/2013 to 12/31/2013	$9.04219	$12.34949	180,707
01/01/2014 to 12/31/2014	$12.34949	$13.71704	101,622
01/01/2015 to 12/31/2015	$13.71704	$12.34509	14,650
01/01/2016 to 12/31/2016	$12.34509	$14.45317	17,791
01/01/2017 to 12/31/2017	$14.45317	$16.82342	15,577
01/01/2018 to 12/31/2018	$16.82342	$14.10117	8,884
AST International Growth Portfolio
01/01/2009 to 12/31/2009	$7.48773	$9.89202	353,756
01/01/2010 to 12/31/2010	$9.89202	$11.06016	357,084
01/01/2011 to 12/31/2011	$11.06016	$9.40467	301,408
01/01/2012 to 12/31/2012	$9.40467	$11.05365	286,029
01/01/2013 to 12/31/2013	$11.05365	$12.85094	100,820
01/01/2014 to 12/31/2014	$12.85094	$11.85565	62,558
01/01/2015 to 12/31/2015	$11.85565	$11.94146	9,574
01/01/2016 to 12/31/2016	$11.94146	$11.22087	8,339
01/01/2017 to 12/31/2017	$11.22087	$14.84003	9,042
01/01/2018 to 12/31/2018	$14.84003	$12.55768	9,110
AST International Value Portfolio
01/01/2009 to 12/31/2009	$8.33206	$10.61768	102,503
01/01/2010 to 12/31/2010	$10.61768	$11.51745	105,211
01/01/2011 to 12/31/2011	$11.51745	$9.83558	92,403
01/01/2012 to 12/31/2012	$9.83558	$11.20583	102,146
01/01/2013 to 12/31/2013	$11.20583	$13.07285	82,513
01/01/2014 to 12/31/2014	$13.07285	$11.90988	33,812
01/01/2015 to 12/31/2015	$11.90988	$11.72498	9,535
01/01/2016 to 12/31/2016	$11.72498	$11.51663	8,298
01/01/2017 to 12/31/2017	$11.51663	$13.81250	9,414
01/01/2018 to 12/31/2018	$13.81250	$11.30985	9,463

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Investment Grade Bond Portfolio
01/01/2009 to 12/31/2009	$10.89929	$11.84619	0
01/01/2010 to 12/31/2010	$11.84619	$12.81855	0
01/01/2011 to 12/31/2011	$12.81855	$14.07577	0
01/01/2012 to 12/31/2012	$14.07577	$15.03673	0
01/01/2013 to 12/31/2013	$15.03673	$14.21611	0
01/01/2014 to 12/31/2014	$14.21611	$14.81629	0
01/01/2015 to 12/31/2015	$14.81629	$14.63790	0
01/01/2016 to 12/31/2016	$14.63790	$14.89578	0
01/01/2017 to 12/31/2017	$14.89578	$15.17393	0
01/01/2018 to 12/31/2018	$15.17393	$14.77591	0
AST J.P. Morgan Global Thematic Portfolio
01/01/2009 to 12/31/2009	$6.88869	$8.52062	310,338
01/01/2010 to 12/31/2010	$8.52062	$9.47005	215,186
01/01/2011 to 12/31/2011	$9.47005	$9.19521	216,936
01/01/2012 to 12/31/2012	$9.19521	$10.19846	224,328
01/01/2013 to 12/31/2013	$10.19846	$11.58037	194,851
01/01/2014 to 12/31/2014	$11.58037	$12.02791	161,299
01/01/2015 to 12/31/2015	$12.02791	$11.62221	123,280
01/01/2016 to 12/31/2016	$11.62221	$11.94183	73,771
01/01/2017 to 12/31/2017	$11.94183	$13.63936	64,176
01/01/2018 to 12/31/2018	$13.63936	$12.33523	47,309
AST J.P. Morgan International Equity Portfolio
01/01/2009 to 12/31/2009	$7.76730	$10.30640	60,112
01/01/2010 to 12/31/2010	$10.30640	$10.78595	47,801
01/01/2011 to 12/31/2011	$10.78595	$9.56901	37,010
01/01/2012 to 12/31/2012	$9.56901	$11.39099	37,421
01/01/2013 to 12/31/2013	$11.39099	$12.83196	11,747
01/01/2014 to 12/31/2014	$12.83196	$11.73282	6,209
01/01/2015 to 12/31/2015	$11.73282	$11.13680	12,063
01/01/2016 to 12/31/2016	$11.13680	$11.08575	567
01/01/2017 to 12/31/2017	$11.08575	$14.03388	654
01/01/2018 to 12/31/2018	$14.03388	$11.30856	253
AST J.P. Morgan Strategic Opportunities Portfolio
01/01/2009 to 12/31/2009	$9.17780	$10.93557	632,178
01/01/2010 to 12/31/2010	$10.93557	$11.46015	472,961
01/01/2011 to 12/31/2011	$11.46015	$11.21740	404,110
01/01/2012 to 12/31/2012	$11.21740	$12.12751	384,224
01/01/2013 to 12/31/2013	$12.12751	$13.14909	354,047
01/01/2014 to 12/31/2014	$13.14909	$13.53976	300,510
01/01/2015 to 12/31/2015	$13.53976	$13.19755	181,523
01/01/2016 to 12/31/2016	$13.19755	$13.38285	159,735
01/01/2017 to 12/31/2017	$13.38285	$14.65611	148,154
01/01/2018 to 12/31/2018	$14.65611	$13.57626	126,964
AST Jennison Large-Cap Growth Portfolio
11/16/2009* to 12/31/2009	$10.08343	$10.28096	0
01/01/2010 to 12/31/2010	$10.28096	$11.17560	0
01/01/2011 to 12/31/2011	$11.17560	$10.98569	0
01/01/2012 to 12/31/2012	$10.98569	$12.35634	0
01/01/2013 to 12/31/2013	$12.35634	$16.46954	0
01/01/2014 to 12/31/2014	$16.46954	$17.61104	0
01/01/2015 to 12/31/2015	$17.61104	$19.02608	0
01/01/2016 to 12/31/2016	$19.02608	$18.30785	0
01/01/2017 to 12/31/2017	$18.30785	$24.28488	0
01/01/2018 to 12/31/2018	$24.28488	$23.32896	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Loomis Sayles Large-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$7.00907	$8.88112	718,290
01/01/2010 to 12/31/2010	$8.88112	$10.38556	655,807
01/01/2011 to 12/31/2011	$10.38556	$10.04913	540,071
01/01/2012 to 12/31/2012	$10.04913	$11.01626	509,444
01/01/2013 to 12/31/2013	$11.01626	$14.69608	175,305
01/01/2014 to 12/31/2014	$14.69608	$15.87047	78,691
01/01/2015 to 12/31/2015	$15.87047	$17.05847	23,151
01/01/2016 to 12/31/2016	$17.05847	$17.58744	25,050
01/01/2017 to 12/31/2017	$17.58744	$22.84151	21,983
01/01/2018 to 12/31/2018	$22.84151	$21.70232	14,447
AST MFS Global Equity Portfolio
01/01/2009 to 12/31/2009	$8.70503	$11.17887	28,260
01/01/2010 to 12/31/2010	$11.17887	$12.23142	28,879
01/01/2011 to 12/31/2011	$12.23142	$11.57025	12,176
01/01/2012 to 12/31/2012	$11.57025	$13.90545	15,767
01/01/2013 to 12/31/2013	$13.90545	$17.33108	10,666
01/01/2014 to 12/31/2014	$17.33108	$17.53829	6,050
01/01/2015 to 12/31/2015	$17.53829	$16.87519	7,274
01/01/2016 to 12/31/2016	$16.87519	$17.65147	6,234
01/01/2017 to 12/31/2017	$17.65147	$21.34733	4,703
01/01/2018 to 12/31/2018	$21.34733	$18.85172	729
AST MFS Growth Portfolio
01/01/2009 to 12/31/2009	$8.00697	$9.71911	92,638
01/01/2010 to 12/31/2010	$9.71911	$10.70426	86,969
01/01/2011 to 12/31/2011	$10.70426	$10.39107	111,179
01/01/2012 to 12/31/2012	$10.39107	$11.88008	162,103
01/01/2013 to 12/31/2013	$11.88008	$15.85930	78,589
01/01/2014 to 12/31/2014	$15.85930	$16.83553	51,186
01/01/2015 to 12/31/2015	$16.83553	$17.62836	23,144
01/01/2016 to 12/31/2016	$17.62836	$17.54417	13,155
01/01/2017 to 12/31/2017	$17.54417	$22.39432	16,446
01/01/2018 to 12/31/2018	$22.39432	$22.33522	15,125
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99805	$10.16978	0
01/01/2013 to 12/31/2013	$10.16978	$13.35750	210
01/01/2014 to 12/31/2014	$13.35750	$14.37634	196
01/01/2015 to 12/31/2015	$14.37634	$13.93693	12,406
01/01/2016 to 12/31/2016	$13.93693	$15.44031	5,591
01/01/2017 to 12/31/2017	$15.44031	$17.69317	2,488
01/01/2018 to 12/31/2018	$17.69317	$15.52153	150
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/01/2009 to 12/31/2009	$6.64671	$9.12858	101,178
01/01/2010 to 12/31/2010	$9.12858	$11.00334	113,459
01/01/2011 to 12/31/2011	$11.00334	$10.47824	78,585
01/01/2012 to 12/31/2012	$10.47824	$11.98415	79,911
01/01/2013 to 12/31/2013	$11.98415	$16.61868	22,418
01/01/2014 to 12/31/2014	$16.61868	$18.54070	14,761
01/01/2015 to 12/31/2015	$18.54070	$17.08431	3,350
01/01/2016 to 12/31/2016	$17.08431	$19.72528	2,996
01/01/2017 to 12/31/2017	$19.72528	$21.91928	4,696
01/01/2018 to 12/31/2018	$21.91928	$17.88209	2,394

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST New Discovery Asset Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99805	$10.27384	112,750
01/01/2013 to 12/31/2013	$10.27384	$11.93003	95,694
01/01/2014 to 12/31/2014	$11.93003	$12.24836	43,892
01/01/2015 to 12/31/2015	$12.24836	$11.81199	21,135
01/01/2016 to 12/31/2016	$11.81199	$12.03362	22,037
01/01/2017 to 12/31/2017	$12.03362	$13.68971	22,551
01/01/2018 to 12/31/2018	$13.68971	$12.26007	22,302
AST Parametric Emerging Markets Equity Portfolio
01/01/2009 to 12/31/2009	$5.55582	$9.03383	12,436
01/01/2010 to 12/31/2010	$9.03383	$10.78624	7,064
01/01/2011 to 12/31/2011	$10.78624	$8.39777	8,761
01/01/2012 to 12/31/2012	$8.39777	$9.67039	17,973
01/01/2013 to 12/31/2013	$9.67039	$9.46420	11,013
01/01/2014 to 12/31/2014	$9.46420	$8.80891	5,595
01/01/2015 to 12/31/2015	$8.80891	$7.16299	2,809
01/01/2016 to 12/31/2016	$7.16299	$7.85979	5,854
01/01/2017 to 12/31/2017	$7.85979	$9.70028	3,286
01/01/2018 to 12/31/2018	$9.70028	$8.14062	1,204
AST Preservation Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$8.82686	$10.34662	1,676,258
01/01/2010 to 12/31/2010	$10.34662	$11.17164	1,322,949
01/01/2011 to 12/31/2011	$11.17164	$11.01826	1,558,108
01/01/2012 to 12/31/2012	$11.01826	$11.87506	1,408,706
01/01/2013 to 12/31/2013	$11.87506	$12.66430	907,739
01/01/2014 to 12/31/2014	$12.66430	$13.08096	635,823
01/01/2015 to 12/31/2015	$13.08096	$12.79188	411,128
01/01/2016 to 12/31/2016	$12.79188	$13.18220	343,713
01/01/2017 to 12/31/2017	$13.18220	$14.17732	366,417
01/01/2018 to 12/31/2018	$14.17732	$13.44922	326,301
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.01797	$10.05822	0
01/01/2012 to 12/31/2012	$10.05822	$10.51980	222
01/01/2013 to 12/31/2013	$10.51980	$10.03496	798
01/01/2014 to 12/31/2014	$10.03496	$10.39310	425
01/01/2015 to 12/31/2015	$10.39310	$10.12167	827
01/01/2016 to 12/31/2016	$10.12167	$10.30037	432
01/01/2017 to 12/31/2017	$10.30037	$10.62931	503
01/01/2018 to 12/31/2018	$10.62931	$10.29382	264
AST Prudential Growth Allocation Portfolio
01/01/2009 to 12/31/2009	$6.56458	$8.07541	1,121,580
01/01/2010 to 12/31/2010	$8.07541	$9.38560	1,077,393
01/01/2011 to 12/31/2011	$9.38560	$8.59580	993,440
01/01/2012 to 12/31/2012	$8.59580	$9.47795	850,684
01/01/2013 to 12/31/2013	$9.47795	$10.83096	651,254
01/01/2014 to 12/31/2014	$10.83096	$11.54924	500,107
01/01/2015 to 12/31/2015	$11.54924	$11.20877	460,318
01/01/2016 to 12/31/2016	$11.20877	$12.05088	342,351
01/01/2017 to 12/31/2017	$12.05088	$13.66278	400,567
01/01/2018 to 12/31/2018	$13.66278	$12.32667	305,976

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST QMA Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99805	$11.62015	0
01/01/2014 to 12/31/2014	$11.62015	$13.07658	0
01/01/2015 to 12/31/2015	$13.07658	$12.96633	0
01/01/2016 to 12/31/2016	$12.96633	$14.03688	0
01/01/2017 to 12/31/2017	$14.03688	$16.64313	0
01/01/2018 to 12/31/2018	$16.64313	$15.08769	0
AST QMA US Equity Alpha Portfolio
01/01/2009 to 12/31/2009	$6.78099	$8.06650	2,318
01/01/2010 to 12/31/2010	$8.06650	$9.06258	987
01/01/2011 to 12/31/2011	$9.06258	$9.15589	1,125
01/01/2012 to 12/31/2012	$9.15589	$10.62163	5,110
01/01/2013 to 12/31/2013	$10.62163	$13.73548	5,631
01/01/2014 to 12/31/2014	$13.73548	$15.72152	3,673
01/01/2015 to 12/31/2015	$15.72152	$15.82485	1,428
01/01/2016 to 12/31/2016	$15.82485	$17.74813	720
01/01/2017 to 12/31/2017	$17.74813	$21.18887	1,061
01/01/2018 to 12/31/2018	$21.18887	$18.98821	410
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99805	$8.85728	315
01/01/2012 to 12/31/2012	$8.85728	$9.78676	1,820
01/01/2013 to 12/31/2013	$9.78676	$11.69734	6,728
01/01/2014 to 12/31/2014	$11.69734	$12.16502	4,983
01/01/2015 to 12/31/2015	$12.16502	$11.89708	310
01/01/2016 to 12/31/2016	$11.89708	$12.35269	5,649
01/01/2017 to 12/31/2017	$12.35269	$14.25758	5,049
01/01/2018 to 12/31/2018	$14.25758	$13.01190	4,714
AST RCM World Trends Portfolio
01/01/2009 to 12/31/2009	$7.09554	$8.54938	304,774
01/01/2010 to 12/31/2010	$8.54938	$9.34352	306,375
01/01/2011 to 12/31/2011	$9.34352	$8.95854	274,553
01/01/2012 to 12/31/2012	$8.95854	$9.64716	276,996
01/01/2013 to 12/31/2013	$9.64716	$10.59235	258,233
01/01/2014 to 12/31/2014	$10.59235	$10.87506	142,075
01/01/2015 to 12/31/2015	$10.87506	$10.60182	106,904
01/01/2016 to 12/31/2016	$10.60182	$10.85170	81,035
01/01/2017 to 12/31/2017	$10.85170	$12.31764	77,107
01/01/2018 to 12/31/2018	$12.31764	$11.07617	56,004
AST Small-Cap Growth Opportunities Portfolio
01/01/2009 to 12/31/2009	$7.12045	$9.22414	197,564
01/01/2010 to 12/31/2010	$9.22414	$11.93909	163,532
01/01/2011 to 12/31/2011	$11.93909	$10.13023	139,273
01/01/2012 to 12/31/2012	$10.13023	$11.87750	141,403
01/01/2013 to 12/31/2013	$11.87750	$16.33210	57,536
01/01/2014 to 12/31/2014	$16.33210	$16.73629	31,781
01/01/2015 to 12/31/2015	$16.73629	$16.56107	8,640
01/01/2016 to 12/31/2016	$16.56107	$17.41795	10,976
01/01/2017 to 12/31/2017	$17.41795	$21.71988	9,135
01/01/2018 to 12/31/2018	$21.71988	$18.90691	6,015

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Small-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$7.57203	$9.90130	53,476
01/01/2010 to 12/31/2010	$9.90130	$13.18991	74,209
01/01/2011 to 12/31/2011	$13.18991	$12.75426	34,677
01/01/2012 to 12/31/2012	$12.75426	$13.97052	27,900
01/01/2013 to 12/31/2013	$13.97052	$18.44084	34,557
01/01/2014 to 12/31/2014	$18.44084	$18.69519	19,151
01/01/2015 to 12/31/2015	$18.69519	$18.39928	8,846
01/01/2016 to 12/31/2016	$18.39928	$20.13778	4,451
01/01/2017 to 12/31/2017	$20.13778	$24.36913	6,928
01/01/2018 to 12/31/2018	$24.36913	$21.79356	6,147
AST Small-Cap Value Portfolio
01/01/2009 to 12/31/2009	$7.84757	$9.73231	220,227
01/01/2010 to 12/31/2010	$9.73231	$11.97427	205,882
01/01/2011 to 12/31/2011	$11.97427	$10.99443	170,842
01/01/2012 to 12/31/2012	$10.99443	$12.68539	158,555
01/01/2013 to 12/31/2013	$12.68539	$17.02057	65,430
01/01/2014 to 12/31/2014	$17.02057	$17.49620	46,586
01/01/2015 to 12/31/2015	$17.49620	$16.34869	13,025
01/01/2016 to 12/31/2016	$16.34869	$20.62803	8,244
01/01/2017 to 12/31/2017	$20.62803	$21.62452	6,567
01/01/2018 to 12/31/2018	$21.62452	$17.50814	5,024
AST T. Rowe Price Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$8.48949	$10.29115	600,621
01/01/2010 to 12/31/2010	$10.29115	$11.20860	620,443
01/01/2011 to 12/31/2011	$11.20860	$11.16277	591,181
01/01/2012 to 12/31/2012	$11.16277	$12.37115	623,742
01/01/2013 to 12/31/2013	$12.37115	$14.11397	574,473
01/01/2014 to 12/31/2014	$14.11397	$14.59269	429,986
01/01/2015 to 12/31/2015	$14.59269	$14.25576	317,702
01/01/2016 to 12/31/2016	$14.25576	$14.97173	233,308
01/01/2017 to 12/31/2017	$14.97173	$16.87347	210,508
01/01/2018 to 12/31/2018	$16.87347	$15.59716	170,773
AST T. Rowe Price Large-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$7.62365	$11.41785	308,179
01/01/2010 to 12/31/2010	$11.41785	$12.91253	288,916
01/01/2011 to 12/31/2011	$12.91253	$12.39578	221,048
01/01/2012 to 12/31/2012	$12.39578	$14.23224	195,144
01/01/2013 to 12/31/2013	$14.23224	$20.01674	179,710
01/01/2014 to 12/31/2014	$20.01674	$21.17760	77,982
01/01/2015 to 12/31/2015	$21.17760	$22.66184	34,686
01/01/2016 to 12/31/2016	$22.66184	$22.72778	16,424
01/01/2017 to 12/31/2017	$22.72778	$30.60425	13,712
01/01/2018 to 12/31/2018	$30.60425	$31.03649	9,474
AST T. Rowe Price Large-Cap Value Portfolio
01/01/2009 to 12/31/2009	$7.65823	$8.84371	68,646
01/01/2010 to 12/31/2010	$8.84371	$9.71052	68,766
01/01/2011 to 12/31/2011	$9.71052	$9.43593	57,567
01/01/2012 to 12/31/2012	$9.43593	$10.44867	66,361
01/01/2013 to 12/31/2013	$10.44867	$13.73648	39,489
01/01/2014 to 12/31/2014	$13.73648	$13.62273	17,120
01/01/2015 to 12/31/2015	$13.62273	$12.49597	9,152
01/01/2016 to 12/31/2016	$12.49597	$12.95087	8,609
01/01/2017 to 12/31/2017	$12.95087	$14.74088	9,628
01/01/2018 to 12/31/2018	$14.74088	$12.99493	9,242

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Natural Resources Portfolio
01/01/2009 to 12/31/2009	$8.84630	$12.90138	40,186
01/01/2010 to 12/31/2010	$12.90138	$15.17526	29,553
01/01/2011 to 12/31/2011	$15.17526	$12.60833	38,502
01/01/2012 to 12/31/2012	$12.60833	$12.75678	32,735
01/01/2013 to 12/31/2013	$12.75678	$14.37307	22,611
01/01/2014 to 12/31/2014	$14.37307	$12.86166	13,759
01/01/2015 to 12/31/2015	$12.86166	$10.14121	6,869
01/01/2016 to 12/31/2016	$10.14121	$12.34118	14,066
01/01/2017 to 12/31/2017	$12.34118	$13.29408	6,074
01/01/2018 to 12/31/2018	$13.29408	$10.81821	3,919
AST Templeton Global Bond Portfolio
01/01/2009 to 12/31/2009	$9.94303	$10.88572	120,389
01/01/2010 to 12/31/2010	$10.88572	$11.24043	105,948
01/01/2011 to 12/31/2011	$11.24043	$11.42946	84,604
01/01/2012 to 12/31/2012	$11.42946	$11.74362	89,486
01/01/2013 to 12/31/2013	$11.74362	$11.03718	4,955
01/01/2014 to 12/31/2014	$11.03718	$10.83786	3,898
01/01/2015 to 12/31/2015	$10.83786	$10.09437	1,830
01/01/2016 to 12/31/2016	$10.09437	$10.28725	1,789
01/01/2017 to 12/31/2017	$10.28725	$10.25119	1,216
01/01/2018 to 12/31/2018	$10.25119	$10.20902	238
AST WEDGE Capital Mid-Cap Value Portfolio
01/01/2009 to 12/31/2009	$6.95975	$9.43897	8,975
01/01/2010 to 12/31/2010	$9.43897	$11.39339	27,296
01/01/2011 to 12/31/2011	$11.39339	$10.74204	31,753
01/01/2012 to 12/31/2012	$10.74204	$12.42041	47,715
01/01/2013 to 12/31/2013	$12.42041	$16.06015	45,268
01/01/2014 to 12/31/2014	$16.06015	$18.03039	25,824
01/01/2015 to 12/31/2015	$18.03039	$16.44307	1,957
01/01/2016 to 12/31/2016	$16.44307	$18.30497	1,588
01/01/2017 to 12/31/2017	$18.30497	$21.18852	1,775
01/01/2018 to 12/31/2018	$21.18852	$17.26889	1,407
AST Wellington Management Hedged Equity Portfolio
01/01/2009 to 12/31/2009	$6.80011	$8.52826	51,482
01/01/2010 to 12/31/2010	$8.52826	$9.54688	27,054
01/01/2011 to 12/31/2011	$9.54688	$9.00075	29,124
01/01/2012 to 12/31/2012	$9.00075	$9.75627	115,004
01/01/2013 to 12/31/2013	$9.75627	$11.48031	145,122
01/01/2014 to 12/31/2014	$11.48031	$11.82748	115,592
01/01/2015 to 12/31/2015	$11.82748	$11.47642	93,979
01/01/2016 to 12/31/2016	$11.47642	$11.93858	64,586
01/01/2017 to 12/31/2017	$11.93858	$13.24364	72,152
01/01/2018 to 12/31/2018	$13.24364	$12.28455	49,219
AST Western Asset Core Plus Bond Portfolio
01/01/2009 to 12/31/2009	$9.22905	$10.06033	142,410
01/01/2010 to 12/31/2010	$10.06033	$10.58998	134,991
01/01/2011 to 12/31/2011	$10.58998	$10.96466	101,814
01/01/2012 to 12/31/2012	$10.96466	$11.54738	106,538
01/01/2013 to 12/31/2013	$11.54738	$11.10772	106,173
01/01/2014 to 12/31/2014	$11.10772	$11.62736	145,274
01/01/2015 to 12/31/2015	$11.62736	$11.49459	96,684
01/01/2016 to 12/31/2016	$11.49459	$11.80314	54,185
01/01/2017 to 12/31/2017	$11.80314	$12.25357	61,065
01/01/2018 to 12/31/2018	$12.25357	$11.69319	50,709

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Diversified Dividend Fund - Series I
04/29/2011* to 12/31/2011	$9.99278	$9.07788	2,023
01/01/2012 to 12/31/2012	$9.07788	$10.52388	1,016
01/01/2013 to 12/31/2013	$10.52388	$13.46605	503
01/01/2014 to 12/31/2014	$13.46605	$14.83648	791
01/01/2015 to 12/31/2015	$14.83648	$14.78722	401
01/01/2016 to 12/31/2016	$14.78722	$16.57979	268
01/01/2017 to 12/31/2017	$16.57979	$17.57956	239
01/01/2018 to 12/31/2018	$17.57956	$15.86403	3
Invesco V.I. Health Care Fund - Series I
formerly,Invesco V.I. Global Health Care Fund - Series I
01/01/2009 to 12/31/2009	$8.68588	$10.82903	2,210
01/01/2010 to 12/31/2010	$10.82903	$11.13439	1,167
01/01/2011 to 12/31/2011	$11.13439	$11.30275	897
01/01/2012 to 12/31/2012	$11.30275	$13.34317	944
01/01/2013 to 12/31/2013	$13.34317	$18.31241	263
01/01/2014 to 12/31/2014	$18.31241	$21.39957	465
01/01/2015 to 12/31/2015	$21.39957	$21.55767	239
01/01/2016 to 12/31/2016	$21.55767	$18.63951	131
01/01/2017 to 12/31/2017	$18.63951	$21.08361	2,580
01/01/2018 to 12/31/2018	$21.08361	$20.77138	2
Invesco V.I. Mid Cap Growth Portfolio, Series I
04/27/2012* to 12/31/2012	$10.04973	$9.71859	470
01/01/2013 to 12/31/2013	$9.71859	$13.00315	265
01/01/2014 to 12/31/2014	$13.00315	$13.71800	0
01/01/2015 to 12/31/2015	$13.71800	$13.55722	0
01/01/2016 to 12/31/2016	$13.55722	$13.33952	0
01/01/2017 to 12/31/2017	$13.33952	$15.95697	0
01/01/2018 to 12/31/2018	$15.95697	$14.70989	0
Invesco V.I. Technology Fund - Series I
01/01/2009 to 12/31/2009	$6.55310	$10.07227	0
01/01/2010 to 12/31/2010	$10.07227	$11.93129	0
01/01/2011 to 12/31/2011	$11.93129	$11.06248	0
01/01/2012 to 12/31/2012	$11.06248	$12.02033	0
01/01/2013 to 12/31/2013	$12.02033	$14.68934	0
01/01/2014 to 12/31/2014	$14.68934	$15.92939	0
01/01/2015 to 12/31/2015	$15.92939	$16.61505	0
01/01/2016 to 12/31/2016	$16.61505	$16.10294	0
01/01/2017 to 12/31/2017	$16.10294	$21.25071	0
01/01/2018 to 12/31/2018	$21.25071	$20.65413	0
NVIT Emerging Markets Fund Class D
08/05/2016* to 12/31/2016	$10.12627	$9.70145	1,445
01/01/2017 to 12/31/2017	$9.70145	$13.36771	1,898
01/01/2018 to 12/31/2018	$13.36771	$10.74028	829
ProFund VP Asia 30
01/01/2009 to 12/31/2009	$10.51176	$15.82838	0
01/01/2010 to 12/31/2010	$15.82838	$17.60632	0
01/01/2011 to 12/31/2011	$17.60632	$12.55149	0
01/01/2012 to 12/31/2012	$12.55149	$14.15270	0
01/01/2013 to 12/31/2013	$14.15270	$15.88942	0
01/01/2014 to 12/31/2014	$15.88942	$15.27265	0
01/01/2015 to 12/31/2015	$15.27265	$13.51464	0
01/01/2016 to 12/31/2016	$13.51464	$13.28244	0
01/01/2017 to 12/31/2017	$13.28244	$17.23598	0
01/01/2018 to 12/31/2018	$17.23598	$13.69913	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Banks
01/01/2009 to 12/31/2009	$4.21201	$3.93831	0
01/01/2010 to 12/31/2010	$3.93831	$4.16634	0
01/01/2011 to 12/31/2011	$4.16634	$2.98010	0
01/01/2012 to 12/31/2012	$2.98010	$3.88193	0
01/01/2013 to 12/31/2013	$3.88193	$5.05902	0
01/01/2014 to 12/31/2014	$5.05902	$5.45278	0
01/01/2015 to 12/31/2015	$5.45278	$5.30160	0
01/01/2016 to 12/31/2016	$5.30160	$6.37996	0
01/01/2017 to 12/31/2017	$6.37996	$7.34692	0
01/01/2018 to 12/31/2018	$7.34692	$5.88947	0
ProFund VP Basic Materials
01/01/2009 to 12/31/2009	$6.50435	$10.31308	0
01/01/2010 to 12/31/2010	$10.31308	$13.06156	0
01/01/2011 to 12/31/2011	$13.06156	$10.69486	0
01/01/2012 to 12/31/2012	$10.69486	$11.32913	0
01/01/2013 to 12/31/2013	$11.32913	$13.10204	0
01/01/2014 to 12/31/2014	$13.10204	$13.00983	0
01/01/2015 to 12/31/2015	$13.00983	$10.93519	0
01/01/2016 to 12/31/2016	$10.93519	$12.65351	0
01/01/2017 to 12/31/2017	$12.65351	$15.19383	0
01/01/2018 to 12/31/2018	$15.19383	$12.21504	0
ProFund VP Bear
01/01/2009 to 12/31/2009	$11.62920	$8.19102	0
01/01/2010 to 12/31/2010	$8.19102	$6.57480	0
01/01/2011 to 12/31/2011	$6.57480	$5.85024	0
01/01/2012 to 12/31/2012	$5.85024	$4.76429	0
01/01/2013 to 12/31/2013	$4.76429	$3.41703	0
01/01/2014 to 12/31/2014	$3.41703	$2.86123	0
01/01/2015 to 12/31/2015	$2.86123	$2.65646	0
01/01/2016 to 12/31/2016	$2.65646	$2.25561	0
01/01/2017 to 12/31/2017	$2.25561	$1.80691	0
01/01/2018 to 12/31/2018	$1.80691	$1.83582	0
ProFund VP Biotechnology
01/01/2009 to 12/31/2009	$12.18682	$12.34291	0
01/01/2010 to 12/31/2010	$12.34291	$12.66776	0
01/01/2011 to 12/31/2011	$12.66776	$13.18214	0
01/01/2012 to 12/31/2012	$13.18214	$18.11161	0
01/01/2013 to 12/31/2013	$18.11161	$29.78716	0
01/01/2014 to 12/31/2014	$29.78716	$37.73446	0
01/01/2015 to 12/31/2015	$37.73446	$38.06375	0
01/01/2016 to 12/31/2016	$38.06375	$31.41790	0
01/01/2017 to 12/31/2017	$31.41790	$37.59813	0
01/01/2018 to 12/31/2018	$37.59813	$34.23214	0
ProFund VP Bull
01/01/2009 to 12/31/2009	$6.94939	$8.43817	0
01/01/2010 to 12/31/2010	$8.43817	$9.27639	0
01/01/2011 to 12/31/2011	$9.27639	$9.05899	0
01/01/2012 to 12/31/2012	$9.05899	$10.07423	0
01/01/2013 to 12/31/2013	$10.07423	$12.76487	0
01/01/2014 to 12/31/2014	$12.76487	$13.89451	0
01/01/2015 to 12/31/2015	$13.89451	$13.50580	0
01/01/2016 to 12/31/2016	$13.50580	$14.46346	0
01/01/2017 to 12/31/2017	$14.46346	$16.85655	0
01/01/2018 to 12/31/2018	$16.85655	$15.44638	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Consumer Goods Portfolio
01/01/2009 to 12/31/2009	$8.08994	$9.60356	0
01/01/2010 to 12/31/2010	$9.60356	$11.00612	0
01/01/2011 to 12/31/2011	$11.00612	$11.49452	0
01/01/2012 to 12/31/2012	$11.49452	$12.44264	0
01/01/2013 to 12/31/2013	$12.44264	$15.60745	0
01/01/2014 to 12/31/2014	$15.60745	$16.79951	0
01/01/2015 to 12/31/2015	$16.79951	$17.08771	0
01/01/2016 to 12/31/2016	$17.08771	$17.27855	0
01/01/2017 to 12/31/2017	$17.27855	$19.41397	0
01/01/2018 to 12/31/2018	$19.41397	$16.14919	0
ProFund VP Consumer Services
01/01/2009 to 12/31/2009	$6.37811	$8.14670	0
01/01/2010 to 12/31/2010	$8.14670	$9.65696	0
01/01/2011 to 12/31/2011	$9.65696	$9.94908	0
01/01/2012 to 12/31/2012	$9.94908	$11.86174	0
01/01/2013 to 12/31/2013	$11.86174	$16.20118	0
01/01/2014 to 12/31/2014	$16.20118	$17.79180	0
01/01/2015 to 12/31/2015	$17.79180	$18.18843	0
01/01/2016 to 12/31/2016	$18.18843	$18.50572	0
01/01/2017 to 12/31/2017	$18.50572	$21.39159	0
01/01/2018 to 12/31/2018	$21.39159	$21.01462	0
ProFund VP Europe 30
01/01/2009 to 12/31/2009	$7.34952	$9.49443	0
01/01/2010 to 12/31/2010	$9.49443	$9.51554	0
01/01/2011 to 12/31/2011	$9.51554	$8.46652	0
01/01/2012 to 12/31/2012	$8.46652	$9.63926	0
01/01/2013 to 12/31/2013	$9.63926	$11.44937	0
01/01/2014 to 12/31/2014	$11.44937	$10.21344	0
01/01/2015 to 12/31/2015	$10.21344	$8.88837	0
01/01/2016 to 12/31/2016	$8.88837	$9.35788	0
01/01/2017 to 12/31/2017	$9.35788	$10.94000	0
01/01/2018 to 12/31/2018	$10.94000	$9.17216	0
ProFund VP Financials
01/01/2009 to 12/31/2009	$4.62541	$5.19456	0
01/01/2010 to 12/31/2010	$5.19456	$5.62703	0
01/01/2011 to 12/31/2011	$5.62703	$4.73491	0
01/01/2012 to 12/31/2012	$4.73491	$5.76688	0
01/01/2013 to 12/31/2013	$5.76688	$7.43787	0
01/01/2014 to 12/31/2014	$7.43787	$8.20130	0
01/01/2015 to 12/31/2015	$8.20130	$7.88883	0
01/01/2016 to 12/31/2016	$7.88883	$8.88423	0
01/01/2017 to 12/31/2017	$8.88423	$10.25425	0
01/01/2018 to 12/31/2018	$10.25425	$8.96770	0
ProFund VP Health Care
01/01/2009 to 12/31/2009	$8.31499	$9.70754	0
01/01/2010 to 12/31/2010	$9.70754	$9.74906	0
01/01/2011 to 12/31/2011	$9.74906	$10.48312	0
01/01/2012 to 12/31/2012	$10.48312	$12.01797	0
01/01/2013 to 12/31/2013	$12.01797	$16.40148	0
01/01/2014 to 12/31/2014	$16.40148	$19.81194	0
01/01/2015 to 12/31/2015	$19.81194	$20.31817	0
01/01/2016 to 12/31/2016	$20.31817	$19.03770	0
01/01/2017 to 12/31/2017	$19.03770	$22.48056	0
01/01/2018 to 12/31/2018	$22.48056	$22.92292	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Industrials
01/01/2009 to 12/31/2009	$6.99274	$8.47397	0
01/01/2010 to 12/31/2010	$8.47397	$10.24020	0
01/01/2011 to 12/31/2011	$10.24020	$9.82146	0
01/01/2012 to 12/31/2012	$9.82146	$11.10535	0
01/01/2013 to 12/31/2013	$11.10535	$14.98589	0
01/01/2014 to 12/31/2014	$14.98589	$15.44985	0
01/01/2015 to 12/31/2015	$15.44985	$14.57076	0
01/01/2016 to 12/31/2016	$14.57076	$16.72606	0
01/01/2017 to 12/31/2017	$16.72606	$19.99278	0
01/01/2018 to 12/31/2018	$19.99278	$17.02835	0
ProFund VP Internet
01/01/2009 to 12/31/2009	$7.33310	$12.69463	0
01/01/2010 to 12/31/2010	$12.69463	$16.76961	0
01/01/2011 to 12/31/2011	$16.76961	$15.24466	0
01/01/2012 to 12/31/2012	$15.24466	$17.82771	0
01/01/2013 to 12/31/2013	$17.82771	$26.41134	0
01/01/2014 to 12/31/2014	$26.41134	$26.07983	0
01/01/2015 to 12/31/2015	$26.07983	$30.65035	0
01/01/2016 to 12/31/2016	$30.65035	$31.58709	0
01/01/2017 to 12/31/2017	$31.58709	$41.96802	0
01/01/2018 to 12/31/2018	$41.96802	$42.99793	0
ProFund VP Japan
01/01/2009 to 12/31/2009	$7.38998	$7.96170	0
01/01/2010 to 12/31/2010	$7.96170	$7.26669	0
01/01/2011 to 12/31/2011	$7.26669	$5.78051	0
01/01/2012 to 12/31/2012	$5.78051	$6.93973	0
01/01/2013 to 12/31/2013	$6.93973	$10.04567	0
01/01/2014 to 12/31/2014	$10.04567	$10.12605	0
01/01/2015 to 12/31/2015	$10.12605	$10.46256	0
01/01/2016 to 12/31/2016	$10.46256	$10.25955	0
01/01/2017 to 12/31/2017	$10.25955	$11.86786	0
01/01/2018 to 12/31/2018	$11.86786	$10.23913	0
ProFund VP Large-Cap Growth
01/01/2009 to 12/31/2009	$7.03028	$8.90629	0
01/01/2010 to 12/31/2010	$8.90629	$9.84382	0
01/01/2011 to 12/31/2011	$9.84382	$9.91383	0
01/01/2012 to 12/31/2012	$9.91383	$10.91163	0
01/01/2013 to 12/31/2013	$10.91163	$13.92286	0
01/01/2014 to 12/31/2014	$13.92286	$15.35328	0
01/01/2015 to 12/31/2015	$15.35328	$15.55574	0
01/01/2016 to 12/31/2016	$15.55574	$15.95301	0
01/01/2017 to 12/31/2017	$15.95301	$19.51953	0
01/01/2018 to 12/31/2018	$19.51953	$18.70382	0
ProFund VP Large-Cap Value
01/01/2009 to 12/31/2009	$6.75482	$7.87999	0
01/01/2010 to 12/31/2010	$7.87999	$8.68707	0
01/01/2011 to 12/31/2011	$8.68707	$8.37478	0
01/01/2012 to 12/31/2012	$8.37478	$9.43869	0
01/01/2013 to 12/31/2013	$9.43869	$11.97217	0
01/01/2014 to 12/31/2014	$11.97217	$12.91545	0
01/01/2015 to 12/31/2015	$12.91545	$12.01468	0
01/01/2016 to 12/31/2016	$12.01468	$13.54364	0
01/01/2017 to 12/31/2017	$13.54364	$15.00318	0
01/01/2018 to 12/31/2018	$15.00318	$13.09188	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Mid-Cap Growth
01/01/2009 to 12/31/2009	$7.15816	$9.66833	0
01/01/2010 to 12/31/2010	$9.66833	$12.12437	0
01/01/2011 to 12/31/2011	$12.12437	$11.49727	0
01/01/2012 to 12/31/2012	$11.49727	$12.95349	0
01/01/2013 to 12/31/2013	$12.95349	$16.51047	0
01/01/2014 to 12/31/2014	$16.51047	$17.07228	0
01/01/2015 to 12/31/2015	$17.07228	$16.71837	0
01/01/2016 to 12/31/2016	$16.71837	$18.42883	0
01/01/2017 to 12/31/2017	$18.42883	$21.29168	0
01/01/2018 to 12/31/2018	$21.29168	$18.29828	0
ProFund VP Mid-Cap Value
01/01/2009 to 12/31/2009	$7.16657	$9.15857	0
01/01/2010 to 12/31/2010	$9.15857	$10.77253	0
01/01/2011 to 12/31/2011	$10.77253	$10.10703	0
01/01/2012 to 12/31/2012	$10.10703	$11.50393	0
01/01/2013 to 12/31/2013	$11.50393	$14.84641	0
01/01/2014 to 12/31/2014	$14.84641	$15.97413	0
01/01/2015 to 12/31/2015	$15.97413	$14.31580	0
01/01/2016 to 12/31/2016	$14.31580	$17.38325	0
01/01/2017 to 12/31/2017	$17.38325	$18.77673	0
01/01/2018 to 12/31/2018	$18.77673	$15.89643	0
ProFund VP NASDAQ-100
01/01/2009 to 12/31/2009	$7.04702	$10.46038	0
01/01/2010 to 12/31/2010	$10.46038	$12.07837	0
01/01/2011 to 12/31/2011	$12.07837	$11.96681	0
01/01/2012 to 12/31/2012	$11.96681	$13.58178	0
01/01/2013 to 12/31/2013	$13.58178	$17.80854	0
01/01/2014 to 12/31/2014	$17.80854	$20.34752	0
01/01/2015 to 12/31/2015	$20.34752	$21.35054	0
01/01/2016 to 12/31/2016	$21.35054	$21.94604	0
01/01/2017 to 12/31/2017	$21.94604	$27.94128	0
01/01/2018 to 12/31/2018	$27.94128	$26.77089	0
ProFund VP Oil & Gas
01/01/2009 to 12/31/2009	$10.30127	$11.61811	0
01/01/2010 to 12/31/2010	$11.61811	$13.36036	0
01/01/2011 to 12/31/2011	$13.36036	$13.34016	0
01/01/2012 to 12/31/2012	$13.34016	$13.40337	0
01/01/2013 to 12/31/2013	$13.40337	$16.23893	0
01/01/2014 to 12/31/2014	$16.23893	$14.13383	0
01/01/2015 to 12/31/2015	$14.13383	$10.57555	0
01/01/2016 to 12/31/2016	$10.57555	$12.82541	0
01/01/2017 to 12/31/2017	$12.82541	$12.12730	0
01/01/2018 to 12/31/2018	$12.12730	$9.44604	0
ProFund VP Pharmaceuticals
01/01/2009 to 12/31/2009	$8.16207	$9.31699	0
01/01/2010 to 12/31/2010	$9.31699	$9.14141	0
01/01/2011 to 12/31/2011	$9.14141	$10.36715	0
01/01/2012 to 12/31/2012	$10.36715	$11.32300	0
01/01/2013 to 12/31/2013	$11.32300	$14.55410	0
01/01/2014 to 12/31/2014	$14.55410	$16.96362	0
01/01/2015 to 12/31/2015	$16.96362	$17.30087	0
01/01/2016 to 12/31/2016	$17.30087	$16.26448	0
01/01/2017 to 12/31/2017	$16.26448	$17.52848	0
01/01/2018 to 12/31/2018	$17.52848	$16.05328	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Precious Metals
01/01/2009 to 12/31/2009	$10.22199	$13.50768	0
01/01/2010 to 12/31/2010	$13.50768	$17.53409	0
01/01/2011 to 12/31/2011	$17.53409	$13.83257	0
01/01/2012 to 12/31/2012	$13.83257	$11.54187	0
01/01/2013 to 12/31/2013	$11.54187	$6.99372	0
01/01/2014 to 12/31/2014	$6.99372	$5.19930	0
01/01/2015 to 12/31/2015	$5.19930	$3.40904	0
01/01/2016 to 12/31/2016	$3.40904	$5.18740	0
01/01/2017 to 12/31/2017	$5.18740	$5.33321	0
01/01/2018 to 12/31/2018	$5.33321	$4.50578	0
ProFund VP Real Estate
01/01/2009 to 12/31/2009	$6.54333	$8.17205	0
01/01/2010 to 12/31/2010	$8.17205	$9.95064	0
01/01/2011 to 12/31/2011	$9.95064	$10.17879	0
01/01/2012 to 12/31/2012	$10.17879	$11.64597	0
01/01/2013 to 12/31/2013	$11.64597	$11.38268	0
01/01/2014 to 12/31/2014	$11.38268	$13.89609	0
01/01/2015 to 12/31/2015	$13.89609	$13.61350	0
01/01/2016 to 12/31/2016	$13.61350	$14.05557	0
01/01/2017 to 12/31/2017	$14.05557	$14.83112	0
01/01/2018 to 12/31/2018	$14.83112	$13.65566	0
ProFund VP Rising Rates Opportunity
01/01/2009 to 12/31/2009	$5.50740	$7.10886	0
01/01/2010 to 12/31/2010	$7.10886	$5.82917	0
01/01/2011 to 12/31/2011	$5.82917	$3.55767	0
01/01/2012 to 12/31/2012	$3.55767	$3.23282	0
01/01/2013 to 12/31/2013	$3.23282	$3.67703	0
01/01/2014 to 12/31/2014	$3.67703	$2.50406	0
01/01/2015 to 12/31/2015	$2.50406	$2.40632	0
01/01/2016 to 12/31/2016	$2.40632	$2.22859	0
01/01/2017 to 12/31/2017	$2.22859	$1.91726	0
01/01/2018 to 12/31/2018	$1.91726	$1.94982	0
ProFund VP Semiconductor
01/01/2009 to 12/31/2009	$4.97875	$7.97262	0
01/01/2010 to 12/31/2010	$7.97262	$8.75120	0
01/01/2011 to 12/31/2011	$8.75120	$8.21265	0
01/01/2012 to 12/31/2012	$8.21265	$7.68477	0
01/01/2013 to 12/31/2013	$7.68477	$10.01648	0
01/01/2014 to 12/31/2014	$10.01648	$13.15863	0
01/01/2015 to 12/31/2015	$13.15863	$12.47991	0
01/01/2016 to 12/31/2016	$12.47991	$15.56446	0
01/01/2017 to 12/31/2017	$15.56446	$20.60423	0
01/01/2018 to 12/31/2018	$20.60423	$18.05877	0
ProFund VP Short Mid-Cap
01/01/2009 to 12/31/2009	$10.32642	$6.51474	0
01/01/2010 to 12/31/2010	$6.51474	$4.71739	0
01/01/2011 to 12/31/2011	$4.71739	$4.22781	0
01/01/2012 to 12/31/2012	$4.22781	$3.34580	0
01/01/2013 to 12/31/2013	$3.34580	$2.36222	0
01/01/2014 to 12/31/2014	$2.36222	$2.01980	0
01/01/2015 to 12/31/2015	$2.01980	$1.93877	0
01/01/2016 to 12/31/2016	$1.93877	$1.51109	0
01/01/2017 to 12/31/2017	$1.51109	$1.25640	0
01/01/2018 to 12/31/2018	$1.25640	$1.36141	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Short NASDAQ-100
01/01/2009 to 12/31/2009	$11.06156	$6.40935	0
01/01/2010 to 12/31/2010	$6.40935	$4.93267	0
01/01/2011 to 12/31/2011	$4.93267	$4.31235	0
01/01/2012 to 12/31/2012	$4.31235	$3.41925	0
01/01/2013 to 12/31/2013	$3.41925	$2.35710	0
01/01/2014 to 12/31/2014	$2.35710	$1.85550	0
01/01/2015 to 12/31/2015	$1.85550	$1.57562	0
01/01/2016 to 12/31/2016	$1.57562	$1.38395	0
01/01/2017 to 12/31/2017	$1.38395	$1.01036	0
01/01/2018 to 12/31/2018	$1.01036	$0.95791	0
ProFund VP Short Small-Cap
01/01/2009 to 12/31/2009	$9.81891	$6.48402	0
01/01/2010 to 12/31/2010	$6.48402	$4.49883	0
01/01/2011 to 12/31/2011	$4.49883	$3.99401	0
01/01/2012 to 12/31/2012	$3.99401	$3.16036	0
01/01/2013 to 12/31/2013	$3.16036	$2.12156	0
01/01/2014 to 12/31/2014	$2.12156	$1.88044	0
01/01/2015 to 12/31/2015	$1.88044	$1.82111	0
01/01/2016 to 12/31/2016	$1.82111	$1.39437	0
01/01/2017 to 12/31/2017	$1.39437	$1.16828	0
01/01/2018 to 12/31/2018	$1.16828	$1.25930	0
ProFund VP Small-Cap Growth
01/01/2009 to 12/31/2009	$7.31611	$9.01381	0
01/01/2010 to 12/31/2010	$9.01381	$11.06647	0
01/01/2011 to 12/31/2011	$11.06647	$10.94524	0
01/01/2012 to 12/31/2012	$10.94524	$12.02162	0
01/01/2013 to 12/31/2013	$12.02162	$16.48512	0
01/01/2014 to 12/31/2014	$16.48512	$16.44742	0
01/01/2015 to 12/31/2015	$16.44742	$16.24928	0
01/01/2016 to 12/31/2016	$16.24928	$19.07935	0
01/01/2017 to 12/31/2017	$19.07935	$21.04865	0
01/01/2018 to 12/31/2018	$21.04865	$19.36986	0
ProFund VP Small-Cap Value
01/01/2009 to 12/31/2009	$7.27781	$8.55661	0
01/01/2010 to 12/31/2010	$8.55661	$10.20255	0
01/01/2011 to 12/31/2011	$10.20255	$9.55442	0
01/01/2012 to 12/31/2012	$9.55442	$10.83676	0
01/01/2013 to 12/31/2013	$10.83676	$14.56906	0
01/01/2014 to 12/31/2014	$14.56906	$15.05383	0
01/01/2015 to 12/31/2015	$15.05383	$13.48305	0
01/01/2016 to 12/31/2016	$13.48305	$16.95612	0
01/01/2017 to 12/31/2017	$16.95612	$18.16682	0
01/01/2018 to 12/31/2018	$18.16682	$15.21586	0
ProFund VP Technology
01/01/2009 to 12/31/2009	$6.78721	$10.69879	0
01/01/2010 to 12/31/2010	$10.69879	$11.56880	0
01/01/2011 to 12/31/2011	$11.56880	$11.14312	0
01/01/2012 to 12/31/2012	$11.14312	$12.00226	0
01/01/2013 to 12/31/2013	$12.00226	$14.67291	0
01/01/2014 to 12/31/2014	$14.67291	$16.92382	0
01/01/2015 to 12/31/2015	$16.92382	$16.92309	0
01/01/2016 to 12/31/2016	$16.92309	$18.56638	0
01/01/2017 to 12/31/2017	$18.56638	$24.51106	0
01/01/2018 to 12/31/2018	$24.51106	$23.38248	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Telecommunications
01/01/2009 to 12/31/2009	$8.69888	$9.11616	0
01/01/2010 to 12/31/2010	$9.11616	$10.29849	0
01/01/2011 to 12/31/2011	$10.29849	$10.24486	0
01/01/2012 to 12/31/2012	$10.24486	$11.65602	0
01/01/2013 to 12/31/2013	$11.65602	$12.75594	0
01/01/2014 to 12/31/2014	$12.75594	$12.52660	0
01/01/2015 to 12/31/2015	$12.52660	$12.41846	0
01/01/2016 to 12/31/2016	$12.41846	$14.75396	0
01/01/2017 to 12/31/2017	$14.75396	$14.10220	0
01/01/2018 to 12/31/2018	$14.10220	$11.68916	0
ProFund VP U.S. Government Plus
01/01/2009 to 12/31/2009	$15.53486	$10.22165	0
01/01/2010 to 12/31/2010	$10.22165	$10.98997	0
01/01/2011 to 12/31/2011	$10.98997	$15.40303	0
01/01/2012 to 12/31/2012	$15.40303	$15.18669	0
01/01/2013 to 12/31/2013	$15.18669	$11.99527	0
01/01/2014 to 12/31/2014	$11.99527	$15.97627	0
01/01/2015 to 12/31/2015	$15.97627	$14.72066	0
01/01/2016 to 12/31/2016	$14.72066	$14.33144	0
01/01/2017 to 12/31/2017	$14.33144	$15.32342	0
01/01/2018 to 12/31/2018	$15.32342	$14.14998	0
ProFund VP UltraBull
01/01/2009 to 12/31/2009	$3.88044	$5.48071	0
01/01/2010 to 12/31/2010	$5.48071	$6.53839	0
01/01/2011 to 12/31/2011	$6.53839	$6.07661	0
01/01/2012 to 12/31/2012	$6.07661	$7.64928	0
01/01/2013 to 12/31/2013	$7.64928	$12.55278	0
01/01/2014 to 12/31/2014	$12.55278	$15.10641	0
01/01/2015 to 12/31/2015	$15.10641	$14.32596	0
01/01/2016 to 12/31/2016	$14.32596	$16.59247	0
01/01/2017 to 12/31/2017	$16.59247	$22.85057	0
01/01/2018 to 12/31/2018	$22.85057	$18.85075	0
ProFund VP UltraMid-Cap
01/01/2009 to 12/31/2009	$4.06211	$6.57596	0
01/01/2010 to 12/31/2010	$6.57596	$9.61170	0
01/01/2011 to 12/31/2011	$9.61170	$8.10500	0
01/01/2012 to 12/31/2012	$8.10500	$10.48546	0
01/01/2013 to 12/31/2013	$10.48546	$17.46946	0
01/01/2014 to 12/31/2014	$17.46946	$19.67623	0
01/01/2015 to 12/31/2015	$19.67623	$17.45582	0
01/01/2016 to 12/31/2016	$17.45582	$23.50960	0
01/01/2017 to 12/31/2017	$23.50960	$29.58449	0
01/01/2018 to 12/31/2018	$29.58449	$21.15212	0
ProFund VP UltraNASDAQ-100
01/01/2009 to 12/31/2009	$3.79513	$8.12908	0
01/01/2010 to 12/31/2010	$8.12908	$10.73424	0
01/01/2011 to 12/31/2011	$10.73424	$10.35731	0
01/01/2012 to 12/31/2012	$10.35731	$13.52721	0
01/01/2013 to 12/31/2013	$13.52721	$23.65115	0
01/01/2014 to 12/31/2014	$23.65115	$31.37295	0
01/01/2015 to 12/31/2015	$31.37295	$34.80325	0
01/01/2016 to 12/31/2016	$34.80325	$36.91837	0
01/01/2017 to 12/31/2017	$36.91837	$60.69082	0
01/01/2018 to 12/31/2018	$60.69082	$53.54834	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP UltraSmall-Cap
01/01/2009 to 12/31/2009	$3.69053	$5.05159	0
01/01/2010 to 12/31/2010	$5.05159	$7.32267	0
01/01/2011 to 12/31/2011	$7.32267	$5.80400	0
01/01/2012 to 12/31/2012	$5.80400	$7.34009	0
01/01/2013 to 12/31/2013	$7.34009	$13.37935	0
01/01/2014 to 12/31/2014	$13.37935	$13.76769	0
01/01/2015 to 12/31/2015	$13.76769	$11.69964	0
01/01/2016 to 12/31/2016	$11.69964	$15.94916	0
01/01/2017 to 12/31/2017	$15.94916	$19.50040	0
01/01/2018 to 12/31/2018	$19.50040	$13.90749	0
ProFund VP Utilities
01/01/2009 to 12/31/2009	$9.49509	$10.26729	0
01/01/2010 to 12/31/2010	$10.26729	$10.62272	0
01/01/2011 to 12/31/2011	$10.62272	$12.19001	0
01/01/2012 to 12/31/2012	$12.19001	$11.91962	0
01/01/2013 to 12/31/2013	$11.91962	$13.18917	0
01/01/2014 to 12/31/2014	$13.18917	$16.21310	0
01/01/2015 to 12/31/2015	$16.21310	$14.81835	0
01/01/2016 to 12/31/2016	$14.81835	$16.65288	0
01/01/2017 to 12/31/2017	$16.65288	$17.99304	0
01/01/2018 to 12/31/2018	$17.99304	$18.07450	0
PSF SP International Growth Portfolio
formerly,Prudential SP International Growth Portfolio
01/01/2009 to 12/31/2009	$7.52498	$10.07787	0
01/01/2010 to 12/31/2010	$10.07787	$11.21981	0
01/01/2011 to 12/31/2011	$11.21981	$9.32233	0
01/01/2012 to 12/31/2012	$9.32233	$11.14169	0
01/01/2013 to 12/31/2013	$11.14169	$12.93287	0
01/01/2014 to 12/31/2014	$12.93287	$11.90711	0
01/01/2015 to 12/31/2015	$11.90711	$12.01870	0
01/01/2016 to 12/31/2016	$12.01870	$11.31651	0
01/01/2017 to 12/31/2017	$11.31651	$15.00932	0
01/01/2018 to 12/31/2018	$15.00932	$12.77697	0
Wells Fargo VT International Equity Fund - Class 1
07/16/2010* to 12/31/2010	$9.05336	$10.91120	439
01/01/2011 to 12/31/2011	$10.91120	$9.29225	0
01/01/2012 to 12/31/2012	$9.29225	$10.31484	0
01/01/2013 to 12/31/2013	$10.31484	$12.08080	0
01/01/2014 to 12/31/2014	$12.08080	$11.17154	0
01/01/2015 to 12/31/2015	$11.17154	$11.15942	0
01/01/2016 to 12/31/2016	$11.15942	$11.25253	0
01/01/2017 to 12/31/2017	$11.25253	$13.72055	0
01/01/2018 to 12/31/2018	$13.72055	$11.13764	0
Wells Fargo VT Omega Growth Fund - Class 1
07/16/2010* to 12/31/2010	$11.10830	$13.96328	2,254
01/01/2011 to 12/31/2011	$13.96328	$12.90518	1,404
01/01/2012 to 12/31/2012	$12.90518	$15.21696	1,044
01/01/2013 to 12/31/2013	$15.21696	$20.83556	331
01/01/2014 to 12/31/2014	$20.83556	$21.17758	378
01/01/2015 to 12/31/2015	$21.17758	$21.01519	224
01/01/2016 to 12/31/2016	$21.01519	$20.68005	112
01/01/2017 to 12/31/2017	$20.68005	$27.25456	309
01/01/2018 to 12/31/2018	$27.25456	$26.74847	106

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Wells Fargo VT Small Cap Growth Fund - Class 1
07/16/2010* to 12/31/2010	$9.59307	$12.20807	0
01/01/2011 to 12/31/2011	$12.20807	$11.40398	0
01/01/2012 to 12/31/2012	$11.40398	$12.03869	0
01/01/2013 to 12/31/2013	$12.03869	$17.69945	0
01/01/2014 to 12/31/2014	$17.69945	$16.99402	0
01/01/2015 to 12/31/2015	$16.99402	$16.15720	0
01/01/2016 to 12/31/2016	$16.15720	$17.05722	0
01/01/2017 to 12/31/2017	$17.05722	$21.01163	0
01/01/2018 to 12/31/2018	$21.01163	$20.81749	0
*Denotes the start date of these sub-accounts

ASAP III
Prudential Annuities Life Assurance Corporation
Statement of Additional Information
ACCUMULATION UNIT VALUES: With LT5, HDV, and EBP (2.60%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ACCESS VP High Yield Fund
01/01/2009 to 12/31/2009	$10.65682	$12.13534	0
01/01/2010 to 12/31/2010	$12.13534	$13.75549	0
01/01/2011 to 12/31/2011	$13.75549	$13.76646	0
01/01/2012 to 12/31/2012	$13.76646	$15.30155	0
01/01/2013 to 12/31/2013	$15.30155	$16.39700	0
01/01/2014 to 12/31/2014	$16.39700	$16.34429	0
01/01/2015 to 12/31/2015	$16.34429	$15.94391	0
01/01/2016 to 12/31/2016	$15.94391	$16.92834	0
01/01/2017 to 12/31/2017	$16.92834	$17.27995	0
01/01/2018 to 12/31/2018	$17.27995	$16.72535	0
AST Academic Strategies Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$7.69514	$9.32079	68,058
01/01/2010 to 12/31/2010	$9.32079	$10.16475	52,394
01/01/2011 to 12/31/2011	$10.16475	$9.63767	46,603
01/01/2012 to 12/31/2012	$9.63767	$10.56621	45,787
01/01/2013 to 12/31/2013	$10.56621	$11.31797	32,719
01/01/2014 to 12/31/2014	$11.31797	$11.44466	31,309
01/01/2015 to 12/31/2015	$11.44466	$10.78821	23,441
01/01/2016 to 12/31/2016	$10.78821	$11.17421	21,243
01/01/2017 to 12/31/2017	$11.17421	$12.25445	19,071
01/01/2018 to 12/31/2018	$12.25445	$10.96317	15,784
AST Advanced Strategies Portfolio
01/01/2009 to 12/31/2009	$7.71322	$9.48105	73,416
01/01/2010 to 12/31/2010	$9.48105	$10.50047	45,698
01/01/2011 to 12/31/2011	$10.50047	$10.23937	41,101
01/01/2012 to 12/31/2012	$10.23937	$11.33387	19,746
01/01/2013 to 12/31/2013	$11.33387	$12.86695	8,857
01/01/2014 to 12/31/2014	$12.86695	$13.29796	13,310
01/01/2015 to 12/31/2015	$13.29796	$13.05624	9,479
01/01/2016 to 12/31/2016	$13.05624	$13.62131	5,050
01/01/2017 to 12/31/2017	$13.62131	$15.51401	4,916
01/01/2018 to 12/31/2018	$15.51401	$14.21903	2,529
AST Balanced Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$7.95965	$9.55901	148,734
01/01/2010 to 12/31/2010	$9.55901	$10.45715	111,834
01/01/2011 to 12/31/2011	$10.45715	$10.06190	100,473
01/01/2012 to 12/31/2012	$10.06190	$11.02249	100,679
01/01/2013 to 12/31/2013	$11.02249	$12.63063	94,962
01/01/2014 to 12/31/2014	$12.63063	$13.10456	91,039
01/01/2015 to 12/31/2015	$13.10456	$12.82457	77,535
01/01/2016 to 12/31/2016	$12.82457	$13.27871	69,862
01/01/2017 to 12/31/2017	$13.27871	$14.86240	67,590
01/01/2018 to 12/31/2018	$14.86240	$13.75968	60,802

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99784	$9.10739	8,701
01/01/2012 to 12/31/2012	$9.10739	$9.92535	14,730
01/01/2013 to 12/31/2013	$9.92535	$10.71656	12,495
01/01/2014 to 12/31/2014	$10.71656	$10.94887	9,283
01/01/2015 to 12/31/2015	$10.94887	$10.34420	10,018
01/01/2016 to 12/31/2016	$10.34420	$10.77730	7,393
01/01/2017 to 12/31/2017	$10.77730	$11.82181	7,423
01/01/2018 to 12/31/2018	$11.82181	$10.90500	7,356
AST BlackRock Low Duration Bond Portfolio
01/01/2009 to 12/31/2009	$10.33505	$11.09615	167,258
01/01/2010 to 12/31/2010	$11.09615	$11.22900	1,664
01/01/2011 to 12/31/2011	$11.22900	$11.18355	1,658
01/01/2012 to 12/31/2012	$11.18355	$11.40370	1,577
01/01/2013 to 12/31/2013	$11.40370	$10.86572	630
01/01/2014 to 12/31/2014	$10.86572	$10.57292	657
01/01/2015 to 12/31/2015	$10.57292	$10.34776	241
01/01/2016 to 12/31/2016	$10.34776	$10.24450	233
01/01/2017 to 12/31/2017	$10.24450	$10.14886	270
01/01/2018 to 12/31/2018	$10.14886	$9.95724	80
AST BlackRock/Loomis Sayles Bond Portfolio
01/01/2009 to 12/31/2009	$10.21654	$11.59548	37,289
01/01/2010 to 12/31/2010	$11.59548	$12.16575	25,667
01/01/2011 to 12/31/2011	$12.16575	$12.22671	23,137
01/01/2012 to 12/31/2012	$12.22671	$13.01836	24,638
01/01/2013 to 12/31/2013	$13.01836	$12.44693	16,372
01/01/2014 to 12/31/2014	$12.44693	$12.63628	23,622
01/01/2015 to 12/31/2015	$12.63628	$12.04831	16,295
01/01/2016 to 12/31/2016	$12.04831	$12.23193	3,603
01/01/2017 to 12/31/2017	$12.23193	$12.43447	1,622
01/01/2018 to 12/31/2018	$12.43447	$12.02949	406
AST Bond Portfolio 2018
01/01/2009 to 12/31/2009	$12.47595	$11.41636	90,467
01/01/2010 to 12/31/2010	$11.41636	$12.36341	66,204
01/01/2011 to 12/31/2011	$12.36341	$13.67793	30,954
01/01/2012 to 12/31/2012	$13.67793	$14.08319	11,776
01/01/2013 to 12/31/2013	$14.08319	$13.28592	2,376
01/01/2014 to 12/31/2014	$13.28592	$13.28512	2,371
01/01/2015 to 12/31/2015	$13.28512	$13.04452	2,366
01/01/2016 to 12/31/2016	$13.04452	$12.91050	2,362
01/01/2017 to 12/31/2017	$12.91050	$12.66531	50,239
01/01/2018 to 12/31/2018	$12.66531	$12.42791	0
AST Bond Portfolio 2019
01/01/2009 to 12/31/2009	$12.54732	$11.27991	29,487
01/01/2010 to 12/31/2010	$11.27991	$12.23489	13,077
01/01/2011 to 12/31/2011	$12.23489	$13.82101	8,076
01/01/2012 to 12/31/2012	$13.82101	$14.24978	51,974
01/01/2013 to 12/31/2013	$14.24978	$13.20865	48,694
01/01/2014 to 12/31/2014	$13.20865	$13.41382	40,872
01/01/2015 to 12/31/2015	$13.41382	$13.20506	50,048
01/01/2016 to 12/31/2016	$13.20506	$13.04855	45,641
01/01/2017 to 12/31/2017	$13.04855	$12.80680	81,377
01/01/2018 to 12/31/2018	$12.80680	$12.54254	132,584

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2020
01/02/2009* to 12/31/2009	$9.99856	$8.71725	0
01/01/2010 to 12/31/2010	$8.71725	$9.49620	126,793
01/01/2011 to 12/31/2011	$9.49620	$10.97729	29,729
01/01/2012 to 12/31/2012	$10.97729	$11.36708	3,135
01/01/2013 to 12/31/2013	$11.36708	$10.35016	66,633
01/01/2014 to 12/31/2014	$10.35016	$10.70203	48,228
01/01/2015 to 12/31/2015	$10.70203	$10.58294	42,720
01/01/2016 to 12/31/2016	$10.58294	$10.51000	41,596
01/01/2017 to 12/31/2017	$10.51000	$10.32807	18,808
01/01/2018 to 12/31/2018	$10.32807	$10.08743	20,087
AST Bond Portfolio 2021
01/04/2010* to 12/31/2010	$9.99711	$10.91867	34,608
01/01/2011 to 12/31/2011	$10.91867	$12.79442	82,674
01/01/2012 to 12/31/2012	$12.79442	$13.30787	32,292
01/01/2013 to 12/31/2013	$13.30787	$12.05445	10,826
01/01/2014 to 12/31/2014	$12.05445	$12.64288	21,053
01/01/2015 to 12/31/2015	$12.64288	$12.53383	23,056
01/01/2016 to 12/31/2016	$12.53383	$12.45701	22,486
01/01/2017 to 12/31/2017	$12.45701	$12.32568	19,446
01/01/2018 to 12/31/2018	$12.32568	$12.01163	21,965
AST Bond Portfolio 2022
01/03/2011* to 12/31/2011	$9.99784	$11.92297	75,766
01/01/2012 to 12/31/2012	$11.92297	$12.29148	117,699
01/01/2013 to 12/31/2013	$12.29148	$10.80505	9,066
01/01/2014 to 12/31/2014	$10.80505	$11.61541	1,620
01/01/2015 to 12/31/2015	$11.61541	$11.55048	2,066
01/01/2016 to 12/31/2016	$11.55048	$11.45643	2,112
01/01/2017 to 12/31/2017	$11.45643	$11.33437	2,159
01/01/2018 to 12/31/2018	$11.33437	$11.02175	2,784
AST Bond Portfolio 2023
01/03/2012* to 12/31/2012	$9.99712	$10.31411	38,730
01/01/2013 to 12/31/2013	$10.31411	$9.02128	235,679
01/01/2014 to 12/31/2014	$9.02128	$9.89543	140,302
01/01/2015 to 12/31/2015	$9.89543	$9.89913	36,239
01/01/2016 to 12/31/2016	$9.89913	$9.82654	33,127
01/01/2017 to 12/31/2017	$9.82654	$9.73399	33,116
01/01/2018 to 12/31/2018	$9.73399	$9.45462	31,187
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	$9.99856	$8.67833	83,093
01/01/2014 to 12/31/2014	$8.67833	$9.68612	68,927
01/01/2015 to 12/31/2015	$9.68612	$9.70225	10,325
01/01/2016 to 12/31/2016	$9.70225	$9.63075	0
01/01/2017 to 12/31/2017	$9.63075	$9.53881	16,606
01/01/2018 to 12/31/2018	$9.53881	$9.22962	4,440
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$9.99856	$11.21090	16,540
01/01/2015 to 12/31/2015	$11.21090	$11.13756	164,746
01/01/2016 to 12/31/2016	$11.13756	$11.11677	10,108
01/01/2017 to 12/31/2017	$11.11677	$11.02659	0
01/01/2018 to 12/31/2018	$11.02659	$10.65947	0
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$9.99856	$9.85692	39,835
01/01/2016 to 12/31/2016	$9.85692	$9.80066	176,284
01/01/2017 to 12/31/2017	$9.80066	$9.77766	142,155
01/01/2018 to 12/31/2018	$9.77766	$9.42312	143,034

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$9.99712	$9.79912	70,732
01/01/2017 to 12/31/2017	$9.79912	$9.80132	55,479
01/01/2018 to 12/31/2018	$9.80132	$9.42499	63,909
AST Bond Portfolio 2028
01/03/2017* to 12/31/2017	$9.99711	$9.95508	9,110
01/01/2018 to 12/31/2018	$9.95508	$9.49565	12,624
AST Bond Portfolio 2029
01/02/2018* to 12/31/2018	$9.99711	$9.58282	20,435
AST Capital Growth Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$7.49779	$9.15263	169,320
01/01/2010 to 12/31/2010	$9.15263	$10.10712	140,900
01/01/2011 to 12/31/2011	$10.10712	$9.60597	118,744
01/01/2012 to 12/31/2012	$9.60597	$10.63967	81,230
01/01/2013 to 12/31/2013	$10.63967	$12.71356	123,907
01/01/2014 to 12/31/2014	$12.71356	$13.24923	116,508
01/01/2015 to 12/31/2015	$13.24923	$12.97358	99,322
01/01/2016 to 12/31/2016	$12.97358	$13.50101	83,246
01/01/2017 to 12/31/2017	$13.50101	$15.50366	79,875
01/01/2018 to 12/31/2018	$15.50366	$14.15952	40,274
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99784	$11.56675	0
01/01/2014 to 12/31/2014	$11.56675	$12.79926	0
01/01/2015 to 12/31/2015	$12.79926	$12.02123	0
01/01/2016 to 12/31/2016	$12.02123	$13.45350	0
01/01/2017 to 12/31/2017	$13.45350	$15.51649	0
01/01/2018 to 12/31/2018	$15.51649	$14.39072	0
AST Cohen & Steers Realty Portfolio
01/01/2009 to 12/31/2009	$7.83135	$10.06304	1,516
01/01/2010 to 12/31/2010	$10.06304	$12.61395	1,087
01/01/2011 to 12/31/2011	$12.61395	$13.09630	770
01/01/2012 to 12/31/2012	$13.09630	$14.71293	809
01/01/2013 to 12/31/2013	$14.71293	$14.77942	85
01/01/2014 to 12/31/2014	$14.77942	$18.84559	60
01/01/2015 to 12/31/2015	$18.84559	$19.24479	37
01/01/2016 to 12/31/2016	$19.24479	$19.64845	40
01/01/2017 to 12/31/2017	$19.64845	$20.33430	127
01/01/2018 to 12/31/2018	$20.33430	$18.86108	68
AST Fidelity Institutional AM® Quantitative Portfolio
formerly,AST FI Pyramis® Quantitative Portfolio
01/01/2009 to 12/31/2009	$7.08319	$8.54457	32,556
01/01/2010 to 12/31/2010	$8.54457	$9.51799	23,301
01/01/2011 to 12/31/2011	$9.51799	$9.13157	17,394
01/01/2012 to 12/31/2012	$9.13157	$9.83962	17,211
01/01/2013 to 12/31/2013	$9.83962	$10.99846	16,023
01/01/2014 to 12/31/2014	$10.99846	$11.05004	15,986
01/01/2015 to 12/31/2015	$11.05004	$10.86933	14,493
01/01/2016 to 12/31/2016	$10.86933	$11.03773	10,460
01/01/2017 to 12/31/2017	$11.03773	$12.52250	9,067
01/01/2018 to 12/31/2018	$12.52250	$11.25066	5,242

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Global Real Estate Portfolio
01/01/2009 to 12/31/2009	$6.08648	$8.00907	1,260
01/01/2010 to 12/31/2010	$8.00907	$9.37674	1,062
01/01/2011 to 12/31/2011	$9.37674	$8.67300	764
01/01/2012 to 12/31/2012	$8.67300	$10.71130	658
01/01/2013 to 12/31/2013	$10.71130	$10.88636	30
01/01/2014 to 12/31/2014	$10.88636	$12.07970	0
01/01/2015 to 12/31/2015	$12.07970	$11.75504	0
01/01/2016 to 12/31/2016	$11.75504	$11.55269	0
01/01/2017 to 12/31/2017	$11.55269	$12.47824	0
01/01/2018 to 12/31/2018	$12.47824	$11.57975	0
AST Goldman Sachs Large-Cap Value Portfolio
01/01/2009 to 12/31/2009	$6.88004	$7.98694	9,354
01/01/2010 to 12/31/2010	$7.98694	$8.78190	7,741
01/01/2011 to 12/31/2011	$8.78190	$8.08196	19,783
01/01/2012 to 12/31/2012	$8.08196	$9.41958	12,859
01/01/2013 to 12/31/2013	$9.41958	$12.25227	13,120
01/01/2014 to 12/31/2014	$12.25227	$13.50099	12,179
01/01/2015 to 12/31/2015	$13.50099	$12.54215	9,727
01/01/2016 to 12/31/2016	$12.54215	$13.62679	695
01/01/2017 to 12/31/2017	$13.62679	$14.56723	1,088
01/01/2018 to 12/31/2018	$14.56723	$12.97661	565
AST Goldman Sachs Mid-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$7.28118	$11.14097	352
01/01/2010 to 12/31/2010	$11.14097	$13.00287	826
01/01/2011 to 12/31/2011	$13.00287	$12.28825	221
01/01/2012 to 12/31/2012	$12.28825	$14.31583	250
01/01/2013 to 12/31/2013	$14.31583	$18.43247	284
01/01/2014 to 12/31/2014	$18.43247	$20.02280	296
01/01/2015 to 12/31/2015	$20.02280	$18.39335	452
01/01/2016 to 12/31/2016	$18.39335	$18.21086	364
01/01/2017 to 12/31/2017	$18.21086	$22.54443	579
01/01/2018 to 12/31/2018	$22.54443	$21.00020	1,367
AST Goldman Sachs Multi-Asset Portfolio
01/01/2009 to 12/31/2009	$7.49887	$9.01180	19,705
01/01/2010 to 12/31/2010	$9.01180	$9.79551	11,064
01/01/2011 to 12/31/2011	$9.79551	$9.49292	9,513
01/01/2012 to 12/31/2012	$9.49292	$10.18231	9,484
01/01/2013 to 12/31/2013	$10.18231	$10.89167	7,688
01/01/2014 to 12/31/2014	$10.89167	$11.03717	8,309
01/01/2015 to 12/31/2015	$11.03717	$10.65244	8,158
01/01/2016 to 12/31/2016	$10.65244	$10.92140	7,722
01/01/2017 to 12/31/2017	$10.92140	$11.94497	7,088
01/01/2018 to 12/31/2018	$11.94497	$10.81168	5,131
AST Goldman Sachs Small-Cap Value Portfolio
05/01/2009* to 12/31/2009	$7.63782	$9.75560	9,563
01/01/2010 to 12/31/2010	$9.75560	$12.04554	1,374
01/01/2011 to 12/31/2011	$12.04554	$11.88559	1,483
01/01/2012 to 12/31/2012	$11.88559	$13.39233	1,530
01/01/2013 to 12/31/2013	$13.39233	$18.10718	561
01/01/2014 to 12/31/2014	$18.10718	$18.90591	596
01/01/2015 to 12/31/2015	$18.90591	$17.40256	312
01/01/2016 to 12/31/2016	$17.40256	$21.07238	245
01/01/2017 to 12/31/2017	$21.07238	$23.02774	404
01/01/2018 to 12/31/2018	$23.02774	$19.27149	1,725

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Government Money Market Portfolio
01/01/2009 to 12/31/2009	$10.41288	$10.16715	122,070
01/01/2010 to 12/31/2010	$10.16715	$9.90535	12,010
01/01/2011 to 12/31/2011	$9.90535	$9.65043	25,798
01/01/2012 to 12/31/2012	$9.65043	$9.39983	25,211
01/01/2013 to 12/31/2013	$9.39983	$9.15546	2,679
01/01/2014 to 12/31/2014	$9.15546	$8.91737	7,760
01/01/2015 to 12/31/2015	$8.91737	$8.68553	5,806
01/01/2016 to 12/31/2016	$8.68553	$8.46045	3,375
01/01/2017 to 12/31/2017	$8.46045	$8.26901	2,161
01/01/2018 to 12/31/2018	$8.26901	$8.15745	457
AST High Yield Portfolio
01/01/2009 to 12/31/2009	$7.60845	$10.04549	3,942
01/01/2010 to 12/31/2010	$10.04549	$11.10527	1,520
01/01/2011 to 12/31/2011	$11.10527	$11.16033	1,230
01/01/2012 to 12/31/2012	$11.16033	$12.37776	1,549
01/01/2013 to 12/31/2013	$12.37776	$12.92170	1,062
01/01/2014 to 12/31/2014	$12.92170	$12.90766	1,354
01/01/2015 to 12/31/2015	$12.90766	$12.12390	605
01/01/2016 to 12/31/2016	$12.12390	$13.62759	409
01/01/2017 to 12/31/2017	$13.62759	$14.26604	483
01/01/2018 to 12/31/2018	$14.26604	$13.61709	133
AST Hotchkis & Wiley Large-Cap Value Portfolio
01/01/2009 to 12/31/2009	$6.50595	$7.56831	51
01/01/2010 to 12/31/2010	$7.56831	$8.34177	91
01/01/2011 to 12/31/2011	$8.34177	$7.78523	55
01/01/2012 to 12/31/2012	$7.78523	$8.86302	0
01/01/2013 to 12/31/2013	$8.86302	$12.07377	1,543
01/01/2014 to 12/31/2014	$12.07377	$13.37652	1,281
01/01/2015 to 12/31/2015	$13.37652	$12.00784	490
01/01/2016 to 12/31/2016	$12.00784	$14.02239	430
01/01/2017 to 12/31/2017	$14.02239	$16.28041	750
01/01/2018 to 12/31/2018	$16.28041	$13.61088	551
AST International Growth Portfolio
01/01/2009 to 12/31/2009	$7.41496	$9.77092	2,752
01/01/2010 to 12/31/2010	$9.77092	$10.89685	405
01/01/2011 to 12/31/2011	$10.89685	$9.24206	150
01/01/2012 to 12/31/2012	$9.24206	$10.83472	186
01/01/2013 to 12/31/2013	$10.83472	$12.56422	290
01/01/2014 to 12/31/2014	$12.56422	$11.56139	292
01/01/2015 to 12/31/2015	$11.56139	$11.61526	189
01/01/2016 to 12/31/2016	$11.61526	$10.88649	139
01/01/2017 to 12/31/2017	$10.88649	$14.36104	318
01/01/2018 to 12/31/2018	$14.36104	$12.12106	95
AST International Value Portfolio
01/01/2009 to 12/31/2009	$8.25108	$10.48755	1,940
01/01/2010 to 12/31/2010	$10.48755	$11.34710	1,149
01/01/2011 to 12/31/2011	$11.34710	$9.66539	1,084
01/01/2012 to 12/31/2012	$9.66539	$10.98364	1,021
01/01/2013 to 12/31/2013	$10.98364	$12.78085	331
01/01/2014 to 12/31/2014	$12.78085	$11.61406	827
01/01/2015 to 12/31/2015	$11.61406	$11.40455	632
01/01/2016 to 12/31/2016	$11.40455	$11.17312	342
01/01/2017 to 12/31/2017	$11.17312	$13.36633	0
01/01/2018 to 12/31/2018	$13.36633	$10.91630	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Investment Grade Bond Portfolio
01/01/2009 to 12/31/2009	$10.88508	$11.80058	0
01/01/2010 to 12/31/2010	$11.80058	$12.73638	0
01/01/2011 to 12/31/2011	$12.73638	$13.94983	0
01/01/2012 to 12/31/2012	$13.94983	$14.86389	0
01/01/2013 to 12/31/2013	$14.86389	$14.01666	0
01/01/2014 to 12/31/2014	$14.01666	$14.57106	0
01/01/2015 to 12/31/2015	$14.57106	$14.35871	0
01/01/2016 to 12/31/2016	$14.35871	$14.57435	0
01/01/2017 to 12/31/2017	$14.57435	$14.80860	0
01/01/2018 to 12/31/2018	$14.80860	$14.38295	0
AST J.P. Morgan Global Thematic Portfolio
01/01/2009 to 12/31/2009	$6.86884	$8.47438	21,672
01/01/2010 to 12/31/2010	$8.47438	$9.39461	21,895
01/01/2011 to 12/31/2011	$9.39461	$9.09857	19,870
01/01/2012 to 12/31/2012	$9.09857	$10.06534	7,475
01/01/2013 to 12/31/2013	$10.06534	$11.39999	8,086
01/01/2014 to 12/31/2014	$11.39999	$11.81032	6,004
01/01/2015 to 12/31/2015	$11.81032	$11.38277	2,753
01/01/2016 to 12/31/2016	$11.38277	$11.66592	2,345
01/01/2017 to 12/31/2017	$11.66592	$13.29017	7,348
01/01/2018 to 12/31/2018	$13.29017	$11.98853	7,408
AST J.P. Morgan International Equity Portfolio
01/01/2009 to 12/31/2009	$7.69180	$10.18002	60
01/01/2010 to 12/31/2010	$10.18002	$10.62653	211
01/01/2011 to 12/31/2011	$10.62653	$9.40345	152
01/01/2012 to 12/31/2012	$9.40345	$11.16520	196
01/01/2013 to 12/31/2013	$11.16520	$12.54551	208
01/01/2014 to 12/31/2014	$12.54551	$11.44153	185
01/01/2015 to 12/31/2015	$11.44153	$10.83258	124
01/01/2016 to 12/31/2016	$10.83258	$10.75553	139
01/01/2017 to 12/31/2017	$10.75553	$13.58119	266
01/01/2018 to 12/31/2018	$13.58119	$10.91549	2,718
AST J.P. Morgan Strategic Opportunities Portfolio
01/01/2009 to 12/31/2009	$9.08853	$10.80154	77,790
01/01/2010 to 12/31/2010	$10.80154	$11.29082	50,133
01/01/2011 to 12/31/2011	$11.29082	$11.02344	43,438
01/01/2012 to 12/31/2012	$11.02344	$11.88722	40,800
01/01/2013 to 12/31/2013	$11.88722	$12.85563	27,442
01/01/2014 to 12/31/2014	$12.85563	$13.20373	28,946
01/01/2015 to 12/31/2015	$13.20373	$12.83694	18,851
01/01/2016 to 12/31/2016	$12.83694	$12.98398	13,839
01/01/2017 to 12/31/2017	$12.98398	$14.18299	11,630
01/01/2018 to 12/31/2018	$14.18299	$13.10418	10,018
AST Jennison Large-Cap Growth Portfolio
11/16/2009* to 12/31/2009	$10.08322	$10.27751	0
01/01/2010 to 12/31/2010	$10.27751	$11.14331	0
01/01/2011 to 12/31/2011	$11.14331	$10.92598	0
01/01/2012 to 12/31/2012	$10.92598	$12.25763	0
01/01/2013 to 12/31/2013	$12.25763	$16.29632	0
01/01/2014 to 12/31/2014	$16.29632	$17.38125	0
01/01/2015 to 12/31/2015	$17.38125	$18.72967	0
01/01/2016 to 12/31/2016	$18.72967	$17.97669	0
01/01/2017 to 12/31/2017	$17.97669	$23.78492	0
01/01/2018 to 12/31/2018	$23.78492	$22.78984	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Loomis Sayles Large-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$6.94112	$8.77263	9,810
01/01/2010 to 12/31/2010	$8.77263	$10.23241	6,541
01/01/2011 to 12/31/2011	$10.23241	$9.87570	4,812
01/01/2012 to 12/31/2012	$9.87570	$10.79837	4,805
01/01/2013 to 12/31/2013	$10.79837	$14.36845	3,945
01/01/2014 to 12/31/2014	$14.36845	$15.47693	5,196
01/01/2015 to 12/31/2015	$15.47693	$16.59283	3,992
01/01/2016 to 12/31/2016	$16.59283	$17.06366	993
01/01/2017 to 12/31/2017	$17.06366	$22.10471	1,066
01/01/2018 to 12/31/2018	$22.10471	$20.94821	434
AST MFS Global Equity Portfolio
01/01/2009 to 12/31/2009	$8.62054	$11.04186	2,133
01/01/2010 to 12/31/2010	$11.04186	$12.05060	1,565
01/01/2011 to 12/31/2011	$12.05060	$11.37012	1,527
01/01/2012 to 12/31/2012	$11.37012	$13.62977	1,451
01/01/2013 to 12/31/2013	$13.62977	$16.94421	272
01/01/2014 to 12/31/2014	$16.94421	$17.10276	381
01/01/2015 to 12/31/2015	$17.10276	$16.41397	207
01/01/2016 to 12/31/2016	$16.41397	$17.12534	142
01/01/2017 to 12/31/2017	$17.12534	$20.65826	162
01/01/2018 to 12/31/2018	$20.65826	$18.19618	9
AST MFS Growth Portfolio
01/01/2009 to 12/31/2009	$7.92915	$9.59998	11,690
01/01/2010 to 12/31/2010	$9.59998	$10.54600	10,531
01/01/2011 to 12/31/2011	$10.54600	$10.21120	8,789
01/01/2012 to 12/31/2012	$10.21120	$11.64449	8,260
01/01/2013 to 12/31/2013	$11.64449	$15.50501	6,420
01/01/2014 to 12/31/2014	$15.50501	$16.41734	5,819
01/01/2015 to 12/31/2015	$16.41734	$17.14649	5,253
01/01/2016 to 12/31/2016	$17.14649	$17.02095	0
01/01/2017 to 12/31/2017	$17.02095	$21.67110	0
01/01/2018 to 12/31/2018	$21.67110	$21.55830	0
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99784	$10.16011	0
01/01/2013 to 12/31/2013	$10.16011	$13.31071	0
01/01/2014 to 12/31/2014	$13.31071	$14.28939	0
01/01/2015 to 12/31/2015	$14.28939	$13.81718	0
01/01/2016 to 12/31/2016	$13.81718	$15.26838	0
01/01/2017 to 12/31/2017	$15.26838	$17.45142	0
01/01/2018 to 12/31/2018	$17.45142	$15.27001	0
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/01/2009 to 12/31/2009	$6.58196	$9.01655	1,926
01/01/2010 to 12/31/2010	$9.01655	$10.84057	5,126
01/01/2011 to 12/31/2011	$10.84057	$10.29688	1,230
01/01/2012 to 12/31/2012	$10.29688	$11.74656	1,377
01/01/2013 to 12/31/2013	$11.74656	$16.24753	538
01/01/2014 to 12/31/2014	$16.24753	$18.08026	466
01/01/2015 to 12/31/2015	$18.08026	$16.61739	209
01/01/2016 to 12/31/2016	$16.61739	$19.13725	195
01/01/2017 to 12/31/2017	$19.13725	$21.21153	263
01/01/2018 to 12/31/2018	$21.21153	$17.26016	1,550

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST New Discovery Asset Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99784	$10.25605	9,521
01/01/2013 to 12/31/2013	$10.25605	$11.87891	8,482
01/01/2014 to 12/31/2014	$11.87891	$12.16469	7,715
01/01/2015 to 12/31/2015	$12.16469	$11.70124	6,901
01/01/2016 to 12/31/2016	$11.70124	$11.89029	7,475
01/01/2017 to 12/31/2017	$11.89029	$13.49219	6,332
01/01/2018 to 12/31/2018	$13.49219	$12.05218	1,831
AST Parametric Emerging Markets Equity Portfolio
01/01/2009 to 12/31/2009	$5.54930	$9.00014	5,104
01/01/2010 to 12/31/2010	$9.00014	$10.71855	1,690
01/01/2011 to 12/31/2011	$10.71855	$8.32377	1,352
01/01/2012 to 12/31/2012	$8.32377	$9.56050	1,289
01/01/2013 to 12/31/2013	$9.56050	$9.33256	64
01/01/2014 to 12/31/2014	$9.33256	$8.66413	75
01/01/2015 to 12/31/2015	$8.66413	$7.02722	28
01/01/2016 to 12/31/2016	$7.02722	$7.69101	27
01/01/2017 to 12/31/2017	$7.69101	$9.46778	204
01/01/2018 to 12/31/2018	$9.46778	$7.92499	2,255
AST Preservation Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$8.75736	$10.23885	246,656
01/01/2010 to 12/31/2010	$10.23885	$11.02704	201,065
01/01/2011 to 12/31/2011	$11.02704	$10.84796	203,285
01/01/2012 to 12/31/2012	$10.84796	$11.66151	188,003
01/01/2013 to 12/31/2013	$11.66151	$12.40470	139,625
01/01/2014 to 12/31/2014	$12.40470	$12.78005	149,631
01/01/2015 to 12/31/2015	$12.78005	$12.46563	128,582
01/01/2016 to 12/31/2016	$12.46563	$12.81325	113,680
01/01/2017 to 12/31/2017	$12.81325	$13.74537	127,057
01/01/2018 to 12/31/2018	$13.74537	$13.00589	109,646
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.01776	$10.05379	0
01/01/2012 to 12/31/2012	$10.05379	$10.48815	0
01/01/2013 to 12/31/2013	$10.48815	$9.97919	0
01/01/2014 to 12/31/2014	$9.97919	$10.30886	0
01/01/2015 to 12/31/2015	$10.30886	$10.01397	0
01/01/2016 to 12/31/2016	$10.01397	$10.16478	0
01/01/2017 to 12/31/2017	$10.16478	$10.46279	0
01/01/2018 to 12/31/2018	$10.46279	$10.10640	0
AST Prudential Growth Allocation Portfolio
01/01/2009 to 12/31/2009	$6.51789	$7.99739	126,180
01/01/2010 to 12/31/2010	$7.99739	$9.27114	95,788
01/01/2011 to 12/31/2011	$9.27114	$8.46928	83,804
01/01/2012 to 12/31/2012	$8.46928	$9.31449	77,872
01/01/2013 to 12/31/2013	$9.31449	$10.61701	58,705
01/01/2014 to 12/31/2014	$10.61701	$11.29213	66,593
01/01/2015 to 12/31/2015	$11.29213	$10.93112	100,055
01/01/2016 to 12/31/2016	$10.93112	$11.72236	91,828
01/01/2017 to 12/31/2017	$11.72236	$13.25643	98,038
01/01/2018 to 12/31/2018	$13.25643	$11.92922	56,636

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST QMA US Equity Alpha Portfolio
01/01/2009 to 12/31/2009	$6.71513	$7.96785	0
01/01/2010 to 12/31/2010	$7.96785	$8.92880	0
01/01/2011 to 12/31/2011	$8.92880	$8.99769	0
01/01/2012 to 12/31/2012	$8.99769	$10.41140	0
01/01/2013 to 12/31/2013	$10.41140	$13.42924	0
01/01/2014 to 12/31/2014	$13.42924	$15.33168	0
01/01/2015 to 12/31/2015	$15.33168	$15.39290	0
01/01/2016 to 12/31/2016	$15.39290	$17.21966	0
01/01/2017 to 12/31/2017	$17.21966	$20.50549	159
01/01/2018 to 12/31/2018	$20.50549	$18.32848	50
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99784	$8.84205	0
01/01/2012 to 12/31/2012	$8.84205	$9.74496	0
01/01/2013 to 12/31/2013	$9.74496	$11.61756	0
01/01/2014 to 12/31/2014	$11.61756	$12.05113	0
01/01/2015 to 12/31/2015	$12.05113	$11.75541	0
01/01/2016 to 12/31/2016	$11.75541	$12.17444	0
01/01/2017 to 12/31/2017	$12.17444	$14.01590	0
01/01/2018 to 12/31/2018	$14.01590	$12.75850	0
AST RCM World Trends Portfolio
01/01/2009 to 12/31/2009	$7.07505	$8.50291	91,904
01/01/2010 to 12/31/2010	$8.50291	$9.26904	51,483
01/01/2011 to 12/31/2011	$9.26904	$8.86445	41,606
01/01/2012 to 12/31/2012	$8.86445	$9.52131	38,888
01/01/2013 to 12/31/2013	$9.52131	$10.42743	27,076
01/01/2014 to 12/31/2014	$10.42743	$10.67833	26,276
01/01/2015 to 12/31/2015	$10.67833	$10.38342	28,141
01/01/2016 to 12/31/2016	$10.38342	$10.60108	22,923
01/01/2017 to 12/31/2017	$10.60108	$12.00245	21,774
01/01/2018 to 12/31/2018	$12.00245	$10.76482	20,571
AST Small-Cap Growth Opportunities Portfolio
01/01/2009 to 12/31/2009	$7.05126	$9.11116	4,101
01/01/2010 to 12/31/2010	$9.11116	$11.76272	3,659
01/01/2011 to 12/31/2011	$11.76272	$9.95505	2,792
01/01/2012 to 12/31/2012	$9.95505	$11.64208	2,747
01/01/2013 to 12/31/2013	$11.64208	$15.96740	2,094
01/01/2014 to 12/31/2014	$15.96740	$16.32071	1,876
01/01/2015 to 12/31/2015	$16.32071	$16.10855	1,654
01/01/2016 to 12/31/2016	$16.10855	$16.89879	90
01/01/2017 to 12/31/2017	$16.89879	$21.01884	251
01/01/2018 to 12/31/2018	$21.01884	$18.24948	342
AST Small-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$7.49842	$9.77994	350
01/01/2010 to 12/31/2010	$9.77994	$12.99493	406
01/01/2011 to 12/31/2011	$12.99493	$12.53366	172
01/01/2012 to 12/31/2012	$12.53366	$13.69354	222
01/01/2013 to 12/31/2013	$13.69354	$18.02909	540
01/01/2014 to 12/31/2014	$18.02909	$18.23095	535
01/01/2015 to 12/31/2015	$18.23095	$17.89639	277
01/01/2016 to 12/31/2016	$17.89639	$19.53743	215
01/01/2017 to 12/31/2017	$19.53743	$23.58233	318
01/01/2018 to 12/31/2018	$23.58233	$21.03552	1,622

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Small-Cap Value Portfolio
01/01/2009 to 12/31/2009	$7.77131	$9.61301	4,575
01/01/2010 to 12/31/2010	$9.61301	$11.79720	3,595
01/01/2011 to 12/31/2011	$11.79720	$10.80410	2,958
01/01/2012 to 12/31/2012	$10.80410	$12.43371	3,073
01/01/2013 to 12/31/2013	$12.43371	$16.64016	2,235
01/01/2014 to 12/31/2014	$16.64016	$17.06140	2,107
01/01/2015 to 12/31/2015	$17.06140	$15.90156	1,834
01/01/2016 to 12/31/2016	$15.90156	$20.01250	346
01/01/2017 to 12/31/2017	$20.01250	$20.92584	250
01/01/2018 to 12/31/2018	$20.92584	$16.89891	357
AST T. Rowe Price Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$8.40697	$10.16497	50,159
01/01/2010 to 12/31/2010	$10.16497	$11.04282	39,599
01/01/2011 to 12/31/2011	$11.04282	$10.96972	34,776
01/01/2012 to 12/31/2012	$10.96972	$12.12601	28,490
01/01/2013 to 12/31/2013	$12.12601	$13.79903	24,367
01/01/2014 to 12/31/2014	$13.79903	$14.23051	22,415
01/01/2015 to 12/31/2015	$14.23051	$13.86635	25,317
01/01/2016 to 12/31/2016	$13.86635	$14.52566	17,442
01/01/2017 to 12/31/2017	$14.52566	$16.32909	26,626
01/01/2018 to 12/31/2018	$16.32909	$15.05516	25,352
AST T. Rowe Price Large-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$7.54961	$11.27812	5,735
01/01/2010 to 12/31/2010	$11.27812	$12.72189	5,086
01/01/2011 to 12/31/2011	$12.72189	$12.18154	3,744
01/01/2012 to 12/31/2012	$12.18154	$13.95040	3,473
01/01/2013 to 12/31/2013	$13.95040	$19.57019	3,071
01/01/2014 to 12/31/2014	$19.57019	$20.65228	2,768
01/01/2015 to 12/31/2015	$20.65228	$22.04315	2,243
01/01/2016 to 12/31/2016	$22.04315	$22.05079	147
01/01/2017 to 12/31/2017	$22.05079	$29.61697	308
01/01/2018 to 12/31/2018	$29.61697	$29.95801	1,691
AST T. Rowe Price Large-Cap Value Portfolio
01/01/2009 to 12/31/2009	$7.58390	$8.73546	6,463
01/01/2010 to 12/31/2010	$8.73546	$9.56715	5,817
01/01/2011 to 12/31/2011	$9.56715	$9.27296	4,819
01/01/2012 to 12/31/2012	$9.27296	$10.24190	4,719
01/01/2013 to 12/31/2013	$10.24190	$13.43027	3,706
01/01/2014 to 12/31/2014	$13.43027	$13.28484	3,359
01/01/2015 to 12/31/2015	$13.28484	$12.15469	3,032
01/01/2016 to 12/31/2016	$12.15469	$12.56496	0
01/01/2017 to 12/31/2017	$12.56496	$14.26508	0
01/01/2018 to 12/31/2018	$14.26508	$12.54313	3,559
AST T. Rowe Price Natural Resources Portfolio
01/01/2009 to 12/31/2009	$8.76037	$12.74337	12,194
01/01/2010 to 12/31/2010	$12.74337	$14.95110	7,341
01/01/2011 to 12/31/2011	$14.95110	$12.39038	3,897
01/01/2012 to 12/31/2012	$12.39038	$12.50418	5,051
01/01/2013 to 12/31/2013	$12.50418	$14.05232	549
01/01/2014 to 12/31/2014	$14.05232	$12.54247	973
01/01/2015 to 12/31/2015	$12.54247	$9.86415	711
01/01/2016 to 12/31/2016	$9.86415	$11.97339	414
01/01/2017 to 12/31/2017	$11.97339	$12.86505	310
01/01/2018 to 12/31/2018	$12.86505	$10.44210	197

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Templeton Global Bond Portfolio
01/01/2009 to 12/31/2009	$9.84605	$10.75207	4,871
01/01/2010 to 12/31/2010	$10.75207	$11.07406	1,466
01/01/2011 to 12/31/2011	$11.07406	$11.23154	1,319
01/01/2012 to 12/31/2012	$11.23154	$11.51069	1,452
01/01/2013 to 12/31/2013	$11.51069	$10.79058	502
01/01/2014 to 12/31/2014	$10.79058	$10.56854	392
01/01/2015 to 12/31/2015	$10.56854	$9.81839	211
01/01/2016 to 12/31/2016	$9.81839	$9.98046	168
01/01/2017 to 12/31/2017	$9.98046	$9.92004	230
01/01/2018 to 12/31/2018	$9.92004	$9.85375	161
AST WEDGE Capital Mid-Cap Value Portfolio
01/01/2009 to 12/31/2009	$6.89203	$9.32312	755
01/01/2010 to 12/31/2010	$9.32312	$11.22469	214
01/01/2011 to 12/31/2011	$11.22469	$10.55596	458
01/01/2012 to 12/31/2012	$10.55596	$12.17384	648
01/01/2013 to 12/31/2013	$12.17384	$15.70106	339
01/01/2014 to 12/31/2014	$15.70106	$17.58210	380
01/01/2015 to 12/31/2015	$17.58210	$15.99321	287
01/01/2016 to 12/31/2016	$15.99321	$17.75877	322
01/01/2017 to 12/31/2017	$17.75877	$20.50386	222
01/01/2018 to 12/31/2018	$20.50386	$16.66784	75
AST Wellington Management Hedged Equity Portfolio
01/01/2009 to 12/31/2009	$6.74653	$8.43946	8,804
01/01/2010 to 12/31/2010	$8.43946	$9.42327	4,362
01/01/2011 to 12/31/2011	$9.42327	$8.86143	10,231
01/01/2012 to 12/31/2012	$8.86143	$9.58067	9,608
01/01/2013 to 12/31/2013	$9.58067	$11.24494	3,395
01/01/2014 to 12/31/2014	$11.24494	$11.55550	5,049
01/01/2015 to 12/31/2015	$11.55550	$11.18380	3,300
01/01/2016 to 12/31/2016	$11.18380	$11.60447	7,000
01/01/2017 to 12/31/2017	$11.60447	$12.84023	6,741
01/01/2018 to 12/31/2018	$12.84023	$11.87960	1,822
AST Western Asset Core Plus Bond Portfolio
01/01/2009 to 12/31/2009	$9.20253	$10.00573	24,626
01/01/2010 to 12/31/2010	$10.00573	$10.50555	19,076
01/01/2011 to 12/31/2011	$10.50555	$10.84946	16,479
01/01/2012 to 12/31/2012	$10.84946	$11.39668	15,820
01/01/2013 to 12/31/2013	$11.39668	$10.93464	15,713
01/01/2014 to 12/31/2014	$10.93464	$11.41693	14,700
01/01/2015 to 12/31/2015	$11.41693	$11.25757	12,685
01/01/2016 to 12/31/2016	$11.25757	$11.53028	1,242
01/01/2017 to 12/31/2017	$11.53028	$11.93971	1,580
01/01/2018 to 12/31/2018	$11.93971	$11.36441	6,635
Invesco V.I. Diversified Dividend Fund - Series I
04/29/2011* to 12/31/2011	$9.99271	$9.06221	587
01/01/2012 to 12/31/2012	$9.06221	$10.47866	486
01/01/2013 to 12/31/2013	$10.47866	$13.37401	0
01/01/2014 to 12/31/2014	$13.37401	$14.69726	0
01/01/2015 to 12/31/2015	$14.69726	$14.61103	0
01/01/2016 to 12/31/2016	$14.61103	$16.34054	0
01/01/2017 to 12/31/2017	$16.34054	$17.28182	0
01/01/2018 to 12/31/2018	$17.28182	$15.55517	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Health Care Fund - Series I
formerly,Invesco V.I. Global Health Care Fund - Series I
01/01/2009 to 12/31/2009	$8.60158	$10.69662	3,079
01/01/2010 to 12/31/2010	$10.69662	$10.97006	771
01/01/2011 to 12/31/2011	$10.97006	$11.10751	532
01/01/2012 to 12/31/2012	$11.10751	$13.07886	409
01/01/2013 to 12/31/2013	$13.07886	$17.90369	0
01/01/2014 to 12/31/2014	$17.90369	$20.86831	0
01/01/2015 to 12/31/2015	$20.86831	$20.96860	0
01/01/2016 to 12/31/2016	$20.96860	$18.08382	0
01/01/2017 to 12/31/2017	$18.08382	$20.40297	0
01/01/2018 to 12/31/2018	$20.40297	$20.04920	0
Invesco V.I. Mid Cap Growth Portfolio, Series I
04/27/2012* to 12/31/2012	$10.04966	$9.70164	0
01/01/2013 to 12/31/2013	$9.70164	$12.94736	0
01/01/2014 to 12/31/2014	$12.94736	$13.62426	0
01/01/2015 to 12/31/2015	$13.62426	$13.43008	0
01/01/2016 to 12/31/2016	$13.43008	$13.18064	0
01/01/2017 to 12/31/2017	$13.18064	$15.72673	0
01/01/2018 to 12/31/2018	$15.72673	$14.46026	0
Invesco V.I. Technology Fund - Series I
01/01/2009 to 12/31/2009	$6.48932	$9.94862	0
01/01/2010 to 12/31/2010	$9.94862	$11.75479	0
01/01/2011 to 12/31/2011	$11.75479	$10.87095	0
01/01/2012 to 12/31/2012	$10.87095	$11.78195	0
01/01/2013 to 12/31/2013	$11.78195	$14.36118	0
01/01/2014 to 12/31/2014	$14.36118	$15.53370	0
01/01/2015 to 12/31/2015	$15.53370	$16.16088	0
01/01/2016 to 12/31/2016	$16.16088	$15.62282	0
01/01/2017 to 12/31/2017	$15.62282	$20.56460	0
01/01/2018 to 12/31/2018	$20.56460	$19.93588	0
NVIT Emerging Markets Fund Class D
08/05/2016* to 12/31/2016	$10.12620	$9.69136	153
01/01/2017 to 12/31/2017	$9.69136	$13.31980	224
01/01/2018 to 12/31/2018	$13.31980	$10.67426	46
ProFund VP Asia 30
01/01/2009 to 12/31/2009	$10.40964	$15.63438	0
01/01/2010 to 12/31/2010	$15.63438	$17.34599	0
01/01/2011 to 12/31/2011	$17.34599	$12.33426	0
01/01/2012 to 12/31/2012	$12.33426	$13.87195	0
01/01/2013 to 12/31/2013	$13.87195	$15.53423	0
01/01/2014 to 12/31/2014	$15.53423	$14.89292	0
01/01/2015 to 12/31/2015	$14.89292	$13.14487	0
01/01/2016 to 12/31/2016	$13.14487	$12.88589	0
01/01/2017 to 12/31/2017	$12.88589	$16.67884	0
01/01/2018 to 12/31/2018	$16.67884	$13.22214	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Banks
01/01/2009 to 12/31/2009	$4.17097	$3.88990	0
01/01/2010 to 12/31/2010	$3.88990	$4.10465	0
01/01/2011 to 12/31/2011	$4.10465	$2.92841	0
01/01/2012 to 12/31/2012	$2.92841	$3.80490	0
01/01/2013 to 12/31/2013	$3.80490	$4.94596	0
01/01/2014 to 12/31/2014	$4.94596	$5.31731	0
01/01/2015 to 12/31/2015	$5.31731	$5.15657	0
01/01/2016 to 12/31/2016	$5.15657	$6.18955	0
01/01/2017 to 12/31/2017	$6.18955	$7.10945	0
01/01/2018 to 12/31/2018	$7.10945	$5.68438	0
ProFund VP Basic Materials
01/01/2009 to 12/31/2009	$6.44110	$10.18677	0
01/01/2010 to 12/31/2010	$10.18677	$12.86858	0
01/01/2011 to 12/31/2011	$12.86858	$10.50990	0
01/01/2012 to 12/31/2012	$10.50990	$11.10462	0
01/01/2013 to 12/31/2013	$11.10462	$12.80962	0
01/01/2014 to 12/31/2014	$12.80962	$12.68695	0
01/01/2015 to 12/31/2015	$12.68695	$10.63653	0
01/01/2016 to 12/31/2016	$10.63653	$12.27649	0
01/01/2017 to 12/31/2017	$12.27649	$14.70358	0
01/01/2018 to 12/31/2018	$14.70358	$11.79042	0
ProFund VP Bear
01/01/2009 to 12/31/2009	$11.51626	$8.09066	0
01/01/2010 to 12/31/2010	$8.09066	$6.47763	0
01/01/2011 to 12/31/2011	$6.47763	$5.74896	0
01/01/2012 to 12/31/2012	$5.74896	$4.66985	0
01/01/2013 to 12/31/2013	$4.66985	$3.34074	0
01/01/2014 to 12/31/2014	$3.34074	$2.79022	0
01/01/2015 to 12/31/2015	$2.79022	$2.58389	0
01/01/2016 to 12/31/2016	$2.58389	$2.18825	0
01/01/2017 to 12/31/2017	$2.18825	$1.74850	0
01/01/2018 to 12/31/2018	$1.74850	$1.77188	0
ProFund VP Biotechnology
01/01/2009 to 12/31/2009	$12.06834	$12.19151	0
01/01/2010 to 12/31/2010	$12.19151	$12.48036	0
01/01/2011 to 12/31/2011	$12.48036	$12.95404	0
01/01/2012 to 12/31/2012	$12.95404	$17.75254	0
01/01/2013 to 12/31/2013	$17.75254	$29.12186	0
01/01/2014 to 12/31/2014	$29.12186	$36.79727	0
01/01/2015 to 12/31/2015	$36.79727	$37.02341	0
01/01/2016 to 12/31/2016	$37.02341	$30.48115	0
01/01/2017 to 12/31/2017	$30.48115	$36.38421	0
01/01/2018 to 12/31/2018	$36.38421	$33.04153	0
ProFund VP Bull
01/01/2009 to 12/31/2009	$6.88180	$8.33449	0
01/01/2010 to 12/31/2010	$8.33449	$9.13895	0
01/01/2011 to 12/31/2011	$9.13895	$8.90190	0
01/01/2012 to 12/31/2012	$8.90190	$9.87417	0
01/01/2013 to 12/31/2013	$9.87417	$12.47933	0
01/01/2014 to 12/31/2014	$12.47933	$13.54886	0
01/01/2015 to 12/31/2015	$13.54886	$13.13610	0
01/01/2016 to 12/31/2016	$13.13610	$14.03157	0
01/01/2017 to 12/31/2017	$14.03157	$16.31168	0
01/01/2018 to 12/31/2018	$16.31168	$14.90866	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Consumer Goods Portfolio
01/01/2009 to 12/31/2009	$8.01131	$9.48587	0
01/01/2010 to 12/31/2010	$9.48587	$10.84346	0
01/01/2011 to 12/31/2011	$10.84346	$11.29575	0
01/01/2012 to 12/31/2012	$11.29575	$12.19612	0
01/01/2013 to 12/31/2013	$12.19612	$15.25897	0
01/01/2014 to 12/31/2014	$15.25897	$16.38224	0
01/01/2015 to 12/31/2015	$16.38224	$16.62071	0
01/01/2016 to 12/31/2016	$16.62071	$16.76339	0
01/01/2017 to 12/31/2017	$16.76339	$18.78712	0
01/01/2018 to 12/31/2018	$18.78712	$15.58747	0
ProFund VP Consumer Services
01/01/2009 to 12/31/2009	$6.31621	$8.04703	0
01/01/2010 to 12/31/2010	$8.04703	$9.51451	0
01/01/2011 to 12/31/2011	$9.51451	$9.77722	0
01/01/2012 to 12/31/2012	$9.77722	$11.62701	0
01/01/2013 to 12/31/2013	$11.62701	$15.83996	0
01/01/2014 to 12/31/2014	$15.83996	$17.35058	0
01/01/2015 to 12/31/2015	$17.35058	$17.69196	0
01/01/2016 to 12/31/2016	$17.69196	$17.95449	0
01/01/2017 to 12/31/2017	$17.95449	$20.70133	0
01/01/2018 to 12/31/2018	$20.70133	$20.28413	0
ProFund VP Europe 30
01/01/2009 to 12/31/2009	$7.27828	$9.37844	0
01/01/2010 to 12/31/2010	$9.37844	$9.37530	0
01/01/2011 to 12/31/2011	$9.37530	$8.32045	0
01/01/2012 to 12/31/2012	$8.32045	$9.44853	0
01/01/2013 to 12/31/2013	$9.44853	$11.19407	0
01/01/2014 to 12/31/2014	$11.19407	$9.96011	0
01/01/2015 to 12/31/2015	$9.96011	$8.64570	0
01/01/2016 to 12/31/2016	$8.64570	$9.07918	0
01/01/2017 to 12/31/2017	$9.07918	$10.58709	0
01/01/2018 to 12/31/2018	$10.58709	$8.85346	0
ProFund VP Financials
01/01/2009 to 12/31/2009	$4.58030	$5.13064	0
01/01/2010 to 12/31/2010	$5.13064	$5.54354	0
01/01/2011 to 12/31/2011	$5.54354	$4.65264	0
01/01/2012 to 12/31/2012	$4.65264	$5.65211	0
01/01/2013 to 12/31/2013	$5.65211	$7.27127	0
01/01/2014 to 12/31/2014	$7.27127	$7.99708	0
01/01/2015 to 12/31/2015	$7.99708	$7.67279	0
01/01/2016 to 12/31/2016	$7.67279	$8.61881	0
01/01/2017 to 12/31/2017	$8.61881	$9.92247	0
01/01/2018 to 12/31/2018	$9.92247	$8.65518	0
ProFund VP Health Care
01/01/2009 to 12/31/2009	$8.23418	$9.58858	0
01/01/2010 to 12/31/2010	$9.58858	$9.60491	0
01/01/2011 to 12/31/2011	$9.60491	$10.30176	0
01/01/2012 to 12/31/2012	$10.30176	$11.77970	0
01/01/2013 to 12/31/2013	$11.77970	$16.03524	0
01/01/2014 to 12/31/2014	$16.03524	$19.31998	0
01/01/2015 to 12/31/2015	$19.31998	$19.76295	0
01/01/2016 to 12/31/2016	$19.76295	$18.47008	0
01/01/2017 to 12/31/2017	$18.47008	$21.75468	0
01/01/2018 to 12/31/2018	$21.75468	$22.12573	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Industrials
01/01/2009 to 12/31/2009	$6.92459	$8.36988	0
01/01/2010 to 12/31/2010	$8.36988	$10.08850	0
01/01/2011 to 12/31/2011	$10.08850	$9.65126	0
01/01/2012 to 12/31/2012	$9.65126	$10.88496	0
01/01/2013 to 12/31/2013	$10.88496	$14.65083	0
01/01/2014 to 12/31/2014	$14.65083	$15.06584	0
01/01/2015 to 12/31/2015	$15.06584	$14.17228	0
01/01/2016 to 12/31/2016	$14.17228	$16.22702	0
01/01/2017 to 12/31/2017	$16.22702	$19.34669	0
01/01/2018 to 12/31/2018	$19.34669	$16.43562	0
ProFund VP Internet
01/01/2009 to 12/31/2009	$7.26178	$12.53912	0
01/01/2010 to 12/31/2010	$12.53912	$16.52202	0
01/01/2011 to 12/31/2011	$16.52202	$14.98119	0
01/01/2012 to 12/31/2012	$14.98119	$17.47461	0
01/01/2013 to 12/31/2013	$17.47461	$25.82206	0
01/01/2014 to 12/31/2014	$25.82206	$25.43267	0
01/01/2015 to 12/31/2015	$25.43267	$29.81337	0
01/01/2016 to 12/31/2016	$29.81337	$30.64612	0
01/01/2017 to 12/31/2017	$30.64612	$40.61395	0
01/01/2018 to 12/31/2018	$40.61395	$41.50344	0
ProFund VP Japan
01/01/2009 to 12/31/2009	$7.31831	$7.86427	0
01/01/2010 to 12/31/2010	$7.86427	$7.15942	0
01/01/2011 to 12/31/2011	$7.15942	$5.68064	0
01/01/2012 to 12/31/2012	$5.68064	$6.80233	0
01/01/2013 to 12/31/2013	$6.80233	$9.82159	0
01/01/2014 to 12/31/2014	$9.82159	$9.87485	0
01/01/2015 to 12/31/2015	$9.87485	$10.17688	0
01/01/2016 to 12/31/2016	$10.17688	$9.95398	0
01/01/2017 to 12/31/2017	$9.95398	$11.48503	0
01/01/2018 to 12/31/2018	$11.48503	$9.88328	0
ProFund VP Large-Cap Growth
01/01/2009 to 12/31/2009	$6.96199	$8.79716	0
01/01/2010 to 12/31/2010	$8.79716	$9.69820	0
01/01/2011 to 12/31/2011	$9.69820	$9.74217	0
01/01/2012 to 12/31/2012	$9.74217	$10.69515	0
01/01/2013 to 12/31/2013	$10.69515	$13.61166	0
01/01/2014 to 12/31/2014	$13.61166	$14.97170	0
01/01/2015 to 12/31/2015	$14.97170	$15.13029	0
01/01/2016 to 12/31/2016	$15.13029	$15.47705	0
01/01/2017 to 12/31/2017	$15.47705	$18.88893	0
01/01/2018 to 12/31/2018	$18.88893	$18.05295	0
ProFund VP Large-Cap Value
01/01/2009 to 12/31/2009	$6.68922	$7.78357	0
01/01/2010 to 12/31/2010	$7.78357	$8.55895	0
01/01/2011 to 12/31/2011	$8.55895	$8.23020	0
01/01/2012 to 12/31/2012	$8.23020	$9.25198	0
01/01/2013 to 12/31/2013	$9.25198	$11.70525	0
01/01/2014 to 12/31/2014	$11.70525	$12.59510	0
01/01/2015 to 12/31/2015	$12.59510	$11.68671	0
01/01/2016 to 12/31/2016	$11.68671	$13.14038	0
01/01/2017 to 12/31/2017	$13.14038	$14.51934	0
01/01/2018 to 12/31/2018	$14.51934	$12.63703	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Mid-Cap Growth
01/01/2009 to 12/31/2009	$7.08857	$9.54996	0
01/01/2010 to 12/31/2010	$9.54996	$11.94529	0
01/01/2011 to 12/31/2011	$11.94529	$11.29851	0
01/01/2012 to 12/31/2012	$11.29851	$12.69673	0
01/01/2013 to 12/31/2013	$12.69673	$16.14186	0
01/01/2014 to 12/31/2014	$16.14186	$16.64833	0
01/01/2015 to 12/31/2015	$16.64833	$16.26146	0
01/01/2016 to 12/31/2016	$16.26146	$17.87924	0
01/01/2017 to 12/31/2017	$17.87924	$20.60392	0
01/01/2018 to 12/31/2018	$20.60392	$17.66162	0
ProFund VP Mid-Cap Value
01/01/2009 to 12/31/2009	$7.09687	$9.04640	0
01/01/2010 to 12/31/2010	$9.04640	$10.61351	0
01/01/2011 to 12/31/2011	$10.61351	$9.93224	0
01/01/2012 to 12/31/2012	$9.93224	$11.27594	0
01/01/2013 to 12/31/2013	$11.27594	$14.51499	0
01/01/2014 to 12/31/2014	$14.51499	$15.57756	0
01/01/2015 to 12/31/2015	$15.57756	$13.92461	0
01/01/2016 to 12/31/2016	$13.92461	$16.86512	0
01/01/2017 to 12/31/2017	$16.86512	$18.17059	0
01/01/2018 to 12/31/2018	$18.17059	$15.34372	0
ProFund VP NASDAQ-100
01/01/2009 to 12/31/2009	$6.97868	$10.33253	0
01/01/2010 to 12/31/2010	$10.33253	$11.90028	0
01/01/2011 to 12/31/2011	$11.90028	$11.76024	0
01/01/2012 to 12/31/2012	$11.76024	$13.31300	0
01/01/2013 to 12/31/2013	$13.31300	$17.41141	0
01/01/2014 to 12/31/2014	$17.41141	$19.84278	0
01/01/2015 to 12/31/2015	$19.84278	$20.76764	0
01/01/2016 to 12/31/2016	$20.76764	$21.29246	0
01/01/2017 to 12/31/2017	$21.29246	$27.03985	0
01/01/2018 to 12/31/2018	$27.03985	$25.84042	0
ProFund VP Oil & Gas
01/01/2009 to 12/31/2009	$10.20120	$11.47587	0
01/01/2010 to 12/31/2010	$11.47587	$13.16314	0
01/01/2011 to 12/31/2011	$13.16314	$13.10956	0
01/01/2012 to 12/31/2012	$13.10956	$13.13789	0
01/01/2013 to 12/31/2013	$13.13789	$15.87669	0
01/01/2014 to 12/31/2014	$15.87669	$13.78306	0
01/01/2015 to 12/31/2015	$13.78306	$10.28672	0
01/01/2016 to 12/31/2016	$10.28672	$12.44327	0
01/01/2017 to 12/31/2017	$12.44327	$11.73592	0
01/01/2018 to 12/31/2018	$11.73592	$9.11764	0
ProFund VP Pharmaceuticals
01/01/2009 to 12/31/2009	$8.08276	$9.20287	0
01/01/2010 to 12/31/2010	$9.20287	$9.00638	0
01/01/2011 to 12/31/2011	$9.00638	$10.18794	0
01/01/2012 to 12/31/2012	$10.18794	$11.09871	0
01/01/2013 to 12/31/2013	$11.09871	$14.22929	0
01/01/2014 to 12/31/2014	$14.22929	$16.54259	0
01/01/2015 to 12/31/2015	$16.54259	$16.82830	0
01/01/2016 to 12/31/2016	$16.82830	$15.77987	0
01/01/2017 to 12/31/2017	$15.77987	$16.96276	0
01/01/2018 to 12/31/2018	$16.96276	$15.49524	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Precious Metals
01/01/2009 to 12/31/2009	$10.12264	$13.34204	0
01/01/2010 to 12/31/2010	$13.34204	$17.27482	0
01/01/2011 to 12/31/2011	$17.27482	$13.59321	0
01/01/2012 to 12/31/2012	$13.59321	$11.31301	0
01/01/2013 to 12/31/2013	$11.31301	$6.83744	0
01/01/2014 to 12/31/2014	$6.83744	$5.06998	0
01/01/2015 to 12/31/2015	$5.06998	$3.31567	0
01/01/2016 to 12/31/2016	$3.31567	$5.03243	0
01/01/2017 to 12/31/2017	$5.03243	$5.16067	0
01/01/2018 to 12/31/2018	$5.16067	$4.34883	0
ProFund VP Real Estate
01/01/2009 to 12/31/2009	$6.47971	$8.07187	0
01/01/2010 to 12/31/2010	$8.07187	$9.80353	0
01/01/2011 to 12/31/2011	$9.80353	$10.00271	0
01/01/2012 to 12/31/2012	$10.00271	$11.41510	0
01/01/2013 to 12/31/2013	$11.41510	$11.12858	0
01/01/2014 to 12/31/2014	$11.12858	$13.55114	0
01/01/2015 to 12/31/2015	$13.55114	$13.24164	0
01/01/2016 to 12/31/2016	$13.24164	$13.63680	0
01/01/2017 to 12/31/2017	$13.63680	$14.35252	0
01/01/2018 to 12/31/2018	$14.35252	$13.18092	0
ProFund VP Rising Rates Opportunity
01/01/2009 to 12/31/2009	$5.45396	$7.02182	0
01/01/2010 to 12/31/2010	$7.02182	$5.74313	0
01/01/2011 to 12/31/2011	$5.74313	$3.49614	0
01/01/2012 to 12/31/2012	$3.49614	$3.16875	0
01/01/2013 to 12/31/2013	$3.16875	$3.59505	0
01/01/2014 to 12/31/2014	$3.59505	$2.44200	0
01/01/2015 to 12/31/2015	$2.44200	$2.34069	0
01/01/2016 to 12/31/2016	$2.34069	$2.16225	0
01/01/2017 to 12/31/2017	$2.16225	$1.85546	0
01/01/2018 to 12/31/2018	$1.85546	$1.88213	0
ProFund VP Semiconductor
01/01/2009 to 12/31/2009	$4.93039	$7.87504	0
01/01/2010 to 12/31/2010	$7.87504	$8.62208	0
01/01/2011 to 12/31/2011	$8.62208	$8.07072	0
01/01/2012 to 12/31/2012	$8.07072	$7.53254	0
01/01/2013 to 12/31/2013	$7.53254	$9.79292	0
01/01/2014 to 12/31/2014	$9.79292	$12.83204	0
01/01/2015 to 12/31/2015	$12.83204	$12.13901	0
01/01/2016 to 12/31/2016	$12.13901	$15.10065	0
01/01/2017 to 12/31/2017	$15.10065	$19.93925	0
01/01/2018 to 12/31/2018	$19.93925	$17.43091	0
ProFund VP Short Mid-Cap
01/01/2009 to 12/31/2009	$10.22636	$6.43501	0
01/01/2010 to 12/31/2010	$6.43501	$4.64763	0
01/01/2011 to 12/31/2011	$4.64763	$4.15463	0
01/01/2012 to 12/31/2012	$4.15463	$3.27943	0
01/01/2013 to 12/31/2013	$3.27943	$2.30935	0
01/01/2014 to 12/31/2014	$2.30935	$1.96949	0
01/01/2015 to 12/31/2015	$1.96949	$1.88560	0
01/01/2016 to 12/31/2016	$1.88560	$1.46591	0
01/01/2017 to 12/31/2017	$1.46591	$1.21578	0
01/01/2018 to 12/31/2018	$1.21578	$1.31392	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Short NASDAQ-100
01/01/2009 to 12/31/2009	$10.95399	$6.33082	0
01/01/2010 to 12/31/2010	$6.33082	$4.85974	0
01/01/2011 to 12/31/2011	$4.85974	$4.23776	0
01/01/2012 to 12/31/2012	$4.23776	$3.35147	0
01/01/2013 to 12/31/2013	$3.35147	$2.30449	0
01/01/2014 to 12/31/2014	$2.30449	$1.80939	0
01/01/2015 to 12/31/2015	$1.80939	$1.53249	0
01/01/2016 to 12/31/2016	$1.53249	$1.34259	0
01/01/2017 to 12/31/2017	$1.34259	$0.97761	0
01/01/2018 to 12/31/2018	$0.97761	$0.92456	0
ProFund VP Short Small-Cap
01/01/2009 to 12/31/2009	$9.72376	$6.40481	0
01/01/2010 to 12/31/2010	$6.40481	$4.43252	0
01/01/2011 to 12/31/2011	$4.43252	$3.92512	0
01/01/2012 to 12/31/2012	$3.92512	$3.09782	0
01/01/2013 to 12/31/2013	$3.09782	$2.07436	0
01/01/2014 to 12/31/2014	$2.07436	$1.83388	0
01/01/2015 to 12/31/2015	$1.83388	$1.77161	0
01/01/2016 to 12/31/2016	$1.77161	$1.35298	0
01/01/2017 to 12/31/2017	$1.35298	$1.13073	0
01/01/2018 to 12/31/2018	$1.13073	$1.21565	0
ProFund VP Small-Cap Growth
01/01/2009 to 12/31/2009	$7.24503	$8.90339	0
01/01/2010 to 12/31/2010	$8.90339	$10.90299	0
01/01/2011 to 12/31/2011	$10.90299	$10.75614	0
01/01/2012 to 12/31/2012	$10.75614	$11.78356	0
01/01/2013 to 12/31/2013	$11.78356	$16.11724	0
01/01/2014 to 12/31/2014	$16.11724	$16.03926	0
01/01/2015 to 12/31/2015	$16.03926	$15.80544	0
01/01/2016 to 12/31/2016	$15.80544	$18.51077	0
01/01/2017 to 12/31/2017	$18.51077	$20.36930	0
01/01/2018 to 12/31/2018	$20.36930	$18.69636	0
ProFund VP Small-Cap Value
01/01/2009 to 12/31/2009	$7.20709	$8.45179	0
01/01/2010 to 12/31/2010	$8.45179	$10.05175	0
01/01/2011 to 12/31/2011	$10.05175	$9.38920	0
01/01/2012 to 12/31/2012	$9.38920	$10.62212	0
01/01/2013 to 12/31/2013	$10.62212	$14.24409	0
01/01/2014 to 12/31/2014	$14.24409	$14.68040	0
01/01/2015 to 12/31/2015	$14.68040	$13.11498	0
01/01/2016 to 12/31/2016	$13.11498	$16.45105	0
01/01/2017 to 12/31/2017	$16.45105	$17.58071	0
01/01/2018 to 12/31/2018	$17.58071	$14.68709	0
ProFund VP Technology
01/01/2009 to 12/31/2009	$6.72118	$10.56767	0
01/01/2010 to 12/31/2010	$10.56767	$11.39782	0
01/01/2011 to 12/31/2011	$11.39782	$10.95037	0
01/01/2012 to 12/31/2012	$10.95037	$11.76437	0
01/01/2013 to 12/31/2013	$11.76437	$14.34533	0
01/01/2014 to 12/31/2014	$14.34533	$16.50368	0
01/01/2015 to 12/31/2015	$16.50368	$16.46085	0
01/01/2016 to 12/31/2016	$16.46085	$18.01320	0
01/01/2017 to 12/31/2017	$18.01320	$23.72008	0
01/01/2018 to 12/31/2018	$23.72008	$22.56963	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Telecommunications
01/01/2009 to 12/31/2009	$8.61420	$9.00431	0
01/01/2010 to 12/31/2010	$9.00431	$10.14618	0
01/01/2011 to 12/31/2011	$10.14618	$10.06740	0
01/01/2012 to 12/31/2012	$10.06740	$11.42463	0
01/01/2013 to 12/31/2013	$11.42463	$12.47067	0
01/01/2014 to 12/31/2014	$12.47067	$12.21515	0
01/01/2015 to 12/31/2015	$12.21515	$12.07855	0
01/01/2016 to 12/31/2016	$12.07855	$14.31349	0
01/01/2017 to 12/31/2017	$14.31349	$13.64621	0
01/01/2018 to 12/31/2018	$13.64621	$11.28202	0
ProFund VP U.S. Government Plus
01/01/2009 to 12/31/2009	$15.38408	$10.09648	0
01/01/2010 to 12/31/2010	$10.09648	$10.82770	0
01/01/2011 to 12/31/2011	$10.82770	$15.13688	0
01/01/2012 to 12/31/2012	$15.13688	$14.88598	0
01/01/2013 to 12/31/2013	$14.88598	$11.72755	0
01/01/2014 to 12/31/2014	$11.72755	$15.57976	0
01/01/2015 to 12/31/2015	$15.57976	$14.31854	0
01/01/2016 to 12/31/2016	$14.31854	$13.90438	0
01/01/2017 to 12/31/2017	$13.90438	$14.82894	0
01/01/2018 to 12/31/2018	$14.82894	$13.65814	0
ProFund VP UltraBull
01/01/2009 to 12/31/2009	$3.84263	$5.41325	0
01/01/2010 to 12/31/2010	$5.41325	$6.44143	0
01/01/2011 to 12/31/2011	$6.44143	$5.97118	0
01/01/2012 to 12/31/2012	$5.97118	$7.49716	0
01/01/2013 to 12/31/2013	$7.49716	$12.27174	0
01/01/2014 to 12/31/2014	$12.27174	$14.73037	0
01/01/2015 to 12/31/2015	$14.73037	$13.93363	0
01/01/2016 to 12/31/2016	$13.93363	$16.09692	0
01/01/2017 to 12/31/2017	$16.09692	$22.11160	0
01/01/2018 to 12/31/2018	$22.11160	$18.19410	0
ProFund VP UltraMid-Cap
01/01/2009 to 12/31/2009	$4.02262	$6.49549	0
01/01/2010 to 12/31/2010	$6.49549	$9.46987	0
01/01/2011 to 12/31/2011	$9.46987	$7.96495	0
01/01/2012 to 12/31/2012	$7.96495	$10.27789	0
01/01/2013 to 12/31/2013	$10.27789	$17.08000	0
01/01/2014 to 12/31/2014	$17.08000	$19.18817	0
01/01/2015 to 12/31/2015	$19.18817	$16.97922	0
01/01/2016 to 12/31/2016	$16.97922	$22.80933	0
01/01/2017 to 12/31/2017	$22.80933	$28.63015	0
01/01/2018 to 12/31/2018	$28.63015	$20.41699	0
ProFund VP UltraNASDAQ-100
01/01/2009 to 12/31/2009	$3.75809	$8.02910	0
01/01/2010 to 12/31/2010	$8.02910	$10.57514	0
01/01/2011 to 12/31/2011	$10.57514	$10.17764	0
01/01/2012 to 12/31/2012	$10.17764	$13.25839	0
01/01/2013 to 12/31/2013	$13.25839	$23.12179	0
01/01/2014 to 12/31/2014	$23.12179	$30.59239	0
01/01/2015 to 12/31/2015	$30.59239	$33.85059	0
01/01/2016 to 12/31/2016	$33.85059	$35.81616	0
01/01/2017 to 12/31/2017	$35.81616	$58.72888	0
01/01/2018 to 12/31/2018	$58.72888	$51.68378	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP UltraSmall-Cap
01/01/2009 to 12/31/2009	$3.65459	$4.98960	0
01/01/2010 to 12/31/2010	$4.98960	$7.21425	0
01/01/2011 to 12/31/2011	$7.21425	$5.70335	0
01/01/2012 to 12/31/2012	$5.70335	$7.19430	0
01/01/2013 to 12/31/2013	$7.19430	$13.08019	0
01/01/2014 to 12/31/2014	$13.08019	$13.42530	0
01/01/2015 to 12/31/2015	$13.42530	$11.37943	0
01/01/2016 to 12/31/2016	$11.37943	$15.47294	0
01/01/2017 to 12/31/2017	$15.47294	$18.86987	0
01/01/2018 to 12/31/2018	$18.86987	$13.42302	0
ProFund VP Utilities
01/01/2009 to 12/31/2009	$9.40290	$10.14168	0
01/01/2010 to 12/31/2010	$10.14168	$10.46587	0
01/01/2011 to 12/31/2011	$10.46587	$11.97937	0
01/01/2012 to 12/31/2012	$11.97937	$11.68357	0
01/01/2013 to 12/31/2013	$11.68357	$12.89478	0
01/01/2014 to 12/31/2014	$12.89478	$15.81070	0
01/01/2015 to 12/31/2015	$15.81070	$14.41364	0
01/01/2016 to 12/31/2016	$14.41364	$16.15677	0
01/01/2017 to 12/31/2017	$16.15677	$17.41238	0
01/01/2018 to 12/31/2018	$17.41238	$17.44627	0
PSF SP International Growth Portfolio
formerly,Prudential SP International Growth Portfolio
01/01/2009 to 12/31/2009	$7.45180	$9.95424	0
01/01/2010 to 12/31/2010	$9.95424	$11.05384	0
01/01/2011 to 12/31/2011	$11.05384	$9.16088	0
01/01/2012 to 12/31/2012	$9.16088	$10.92060	0
01/01/2013 to 12/31/2013	$10.92060	$12.64376	0
01/01/2014 to 12/31/2014	$12.64376	$11.61118	0
01/01/2015 to 12/31/2015	$11.61118	$11.69002	0
01/01/2016 to 12/31/2016	$11.69002	$10.97893	0
01/01/2017 to 12/31/2017	$10.97893	$14.52441	0
01/01/2018 to 12/31/2018	$14.52441	$12.33231	0
Wells Fargo VT International Equity Fund - Class 1
07/16/2010* to 12/31/2010	$8.92993	$10.74975	0
01/01/2011 to 12/31/2011	$10.74975	$9.13138	0
01/01/2012 to 12/31/2012	$9.13138	$10.11032	0
01/01/2013 to 12/31/2013	$10.11032	$11.81095	0
01/01/2014 to 12/31/2014	$11.81095	$10.89403	0
01/01/2015 to 12/31/2015	$10.89403	$10.85433	0
01/01/2016 to 12/31/2016	$10.85433	$10.91703	0
01/01/2017 to 12/31/2017	$10.91703	$13.27741	0
01/01/2018 to 12/31/2018	$13.27741	$10.75017	0
Wells Fargo VT Omega Growth Fund - Class 1
07/16/2010* to 12/31/2010	$10.95682	$13.75666	177
01/01/2011 to 12/31/2011	$13.75666	$12.68176	168
01/01/2012 to 12/31/2012	$12.68176	$14.91518	209
01/01/2013 to 12/31/2013	$14.91518	$20.37009	17
01/01/2014 to 12/31/2014	$20.37009	$20.65143	44
01/01/2015 to 12/31/2015	$20.65143	$20.44054	28
01/01/2016 to 12/31/2016	$20.44054	$20.06318	15
01/01/2017 to 12/31/2017	$20.06318	$26.37410	20
01/01/2018 to 12/31/2018	$26.37410	$25.81772	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Wells Fargo VT Small Cap Growth Fund - Class 1
07/16/2010* to 12/31/2010	$9.59300	$12.19362	0
01/01/2011 to 12/31/2011	$12.19362	$11.36138	0
01/01/2012 to 12/31/2012	$11.36138	$11.96296	0
01/01/2013 to 12/31/2013	$11.96296	$17.54294	0
01/01/2014 to 12/31/2014	$17.54294	$16.80062	0
01/01/2015 to 12/31/2015	$16.80062	$15.93263	0
01/01/2016 to 12/31/2016	$15.93263	$16.77705	0
01/01/2017 to 12/31/2017	$16.77705	$20.61380	0
01/01/2018 to 12/31/2018	$20.61380	$20.37063	0
*Denotes the start date of these sub-accounts

ASAP III
Prudential Annuities Life Assurance Corporation
Statement of Additional Information
ACCUMULATION UNIT VALUES: Nonqualified Beneficiary Continuation Option - 1.00% Settlement Service Charge

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ACCESS VP High Yield Fund
01/01/2009 to 12/31/2009	$11.31389	$13.09510	3,789
01/01/2010 to 12/31/2010	$13.09510	$15.08691	5,807
01/01/2011 to 12/31/2011	$15.08691	$15.34633	35,322
01/01/2012 to 12/31/2012	$15.34633	$17.33846	19,933
01/01/2013 to 12/31/2013	$17.33846	$18.88474	26,410
01/01/2014 to 12/31/2014	$18.88474	$19.13324	6,594
01/01/2015 to 12/31/2015	$19.13324	$18.97114	6,517
01/01/2016 to 12/31/2016	$18.97114	$20.47228	15,994
01/01/2017 to 12/31/2017	$20.47228	$21.23987	3,537
01/01/2018 to 12/31/2018	$21.23987	$20.89775	3,361
AST Academic Strategies Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$8.09138	$9.96159	250,364
01/01/2010 to 12/31/2010	$9.96159	$11.04184	243,717
01/01/2011 to 12/31/2011	$11.04184	$10.64084	237,622
01/01/2012 to 12/31/2012	$10.64084	$11.85822	240,813
01/01/2013 to 12/31/2013	$11.85822	$12.91063	234,834
01/01/2014 to 12/31/2014	$12.91063	$13.26963	327,654
01/01/2015 to 12/31/2015	$13.26963	$12.71414	309,303
01/01/2016 to 12/31/2016	$12.71414	$13.38467	368,452
01/01/2017 to 12/31/2017	$13.38467	$14.91881	425,606
01/01/2018 to 12/31/2018	$14.91881	$13.56731	371,623
AST Advanced Strategies Portfolio
01/01/2009 to 12/31/2009	$8.07230	$10.08543	239,014
01/01/2010 to 12/31/2010	$10.08543	$11.35313	184,259
01/01/2011 to 12/31/2011	$11.35313	$11.25238	191,948
01/01/2012 to 12/31/2012	$11.25238	$12.66016	256,281
01/01/2013 to 12/31/2013	$12.66016	$14.60882	239,800
01/01/2014 to 12/31/2014	$14.60882	$15.34617	259,478
01/01/2015 to 12/31/2015	$15.34617	$15.31476	288,381
01/01/2016 to 12/31/2016	$15.31476	$16.23932	347,500
01/01/2017 to 12/31/2017	$16.23932	$18.79860	347,344
01/01/2018 to 12/31/2018	$18.79860	$17.51425	312,366
AST AQR Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99917	$11.68963	0
01/01/2014 to 12/31/2014	$11.68963	$13.09682	3,297
01/01/2015 to 12/31/2015	$13.09682	$13.18982	1,188
01/01/2016 to 12/31/2016	$13.18982	$14.45570	3,834
01/01/2017 to 12/31/2017	$14.45570	$17.47924	4,642
01/01/2018 to 12/31/2018	$17.47924	$15.89609	7,679
AST Balanced Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$8.36951	$10.21620	257,542
01/01/2010 to 12/31/2010	$10.21620	$11.35945	323,653
01/01/2011 to 12/31/2011	$11.35945	$11.10921	402,312
01/01/2012 to 12/31/2012	$11.10921	$12.37020	420,485
01/01/2013 to 12/31/2013	$12.37020	$14.40769	443,366
01/01/2014 to 12/31/2014	$14.40769	$15.19391	671,511
01/01/2015 to 12/31/2015	$15.19391	$15.11357	761,478
01/01/2016 to 12/31/2016	$15.11357	$15.90504	861,509
01/01/2017 to 12/31/2017	$15.90504	$18.09358	1,094,956
01/01/2018 to 12/31/2018	$18.09358	$17.02790	1,178,792

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99917	$9.20763	608
01/01/2012 to 12/31/2012	$9.20763	$10.19981	601
01/01/2013 to 12/31/2013	$10.19981	$11.19378	5,235
01/01/2014 to 12/31/2014	$11.19378	$11.62440	13,261
01/01/2015 to 12/31/2015	$11.62440	$11.16295	16,473
01/01/2016 to 12/31/2016	$11.16295	$11.82065	21,698
01/01/2017 to 12/31/2017	$11.82065	$13.17863	56,027
01/01/2018 to 12/31/2018	$13.17863	$12.35746	10,162
AST BlackRock Low Duration Bond Portfolio
01/01/2009 to 12/31/2009	$16.62970	$18.14757	376,120
01/01/2010 to 12/31/2010	$18.14757	$18.66660	283,949
01/01/2011 to 12/31/2011	$18.66660	$18.89558	241,831
01/01/2012 to 12/31/2012	$18.89558	$19.58490	267,544
01/01/2013 to 12/31/2013	$19.58490	$18.96745	254,029
01/01/2014 to 12/31/2014	$18.96745	$18.75991	315,321
01/01/2015 to 12/31/2015	$18.75991	$18.66194	344,136
01/01/2016 to 12/31/2016	$18.66194	$18.77806	348,563
01/01/2017 to 12/31/2017	$18.77806	$18.90772	386,743
01/01/2018 to 12/31/2018	$18.90772	$18.85686	356,268
AST BlackRock/Loomis Sayles Bond Portfolio
01/01/2009 to 12/31/2009	$19.81564	$22.85951	695,034
01/01/2010 to 12/31/2010	$22.85951	$24.37768	586,949
01/01/2011 to 12/31/2011	$24.37768	$24.90106	532,204
01/01/2012 to 12/31/2012	$24.90106	$26.94996	554,965
01/01/2013 to 12/31/2013	$26.94996	$26.19038	425,830
01/01/2014 to 12/31/2014	$26.19038	$27.02556	366,814
01/01/2015 to 12/31/2015	$27.02556	$26.19140	347,903
01/01/2016 to 12/31/2016	$26.19140	$27.02618	309,655
01/01/2017 to 12/31/2017	$27.02618	$27.92365	284,260
01/01/2018 to 12/31/2018	$27.92365	$27.46048	254,972
AST Bond Portfolio 2018
01/01/2009 to 12/31/2009	$12.12599	$11.27834	9,475
01/01/2010 to 12/31/2010	$11.27834	$12.41449	0
01/01/2011 to 12/31/2011	$12.41449	$13.95934	2,627
01/01/2012 to 12/31/2012	$13.95934	$14.60969	4,673
01/01/2013 to 12/31/2013	$14.60969	$14.00904	23,692
01/01/2014 to 12/31/2014	$14.00904	$14.23827	12,082
01/01/2015 to 12/31/2015	$14.23827	$14.21013	14,482
01/01/2016 to 12/31/2016	$14.21013	$14.29454	41,234
01/01/2017 to 12/31/2017	$14.29454	$14.25334	139,564
01/01/2018 to 12/31/2018	$14.25334	$14.21730	0
AST Bond Portfolio 2019
01/01/2009 to 12/31/2009	$12.19549	$11.14382	0
01/01/2010 to 12/31/2010	$11.14382	$12.28579	4,945
01/01/2011 to 12/31/2011	$12.28579	$14.10576	0
01/01/2012 to 12/31/2012	$14.10576	$14.78287	12,165
01/01/2013 to 12/31/2013	$14.78287	$13.92798	22,233
01/01/2014 to 12/31/2014	$13.92798	$14.37659	20,528
01/01/2015 to 12/31/2015	$14.37659	$14.38526	58,258
01/01/2016 to 12/31/2016	$14.38526	$14.44768	182,661
01/01/2017 to 12/31/2017	$14.44768	$14.41214	135,007
01/01/2018 to 12/31/2018	$14.41214	$14.34842	901,583

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2020
01/02/2009* to 12/31/2009	$9.99945	$8.86043	0
01/01/2010 to 12/31/2010	$8.86043	$9.81087	1,268
01/01/2011 to 12/31/2011	$9.81087	$11.52667	0
01/01/2012 to 12/31/2012	$11.52667	$12.13249	768
01/01/2013 to 12/31/2013	$12.13249	$11.22861	169,824
01/01/2014 to 12/31/2014	$11.22861	$11.80106	176,463
01/01/2015 to 12/31/2015	$11.80106	$11.86134	202,920
01/01/2016 to 12/31/2016	$11.86134	$11.97262	343,163
01/01/2017 to 12/31/2017	$11.97262	$11.95822	256,930
01/01/2018 to 12/31/2018	$11.95822	$11.87291	320,529
AST Bond Portfolio 2021
01/04/2010* to 12/31/2010	$9.99890	$11.09795	2,981
01/01/2011 to 12/31/2011	$11.09795	$13.21731	6,222
01/01/2012 to 12/31/2012	$13.21731	$13.97410	0
01/01/2013 to 12/31/2013	$13.97410	$12.86584	0
01/01/2014 to 12/31/2014	$12.86584	$13.71561	5,617
01/01/2015 to 12/31/2015	$13.71561	$13.82063	15,005
01/01/2016 to 12/31/2016	$13.82063	$13.96071	94,416
01/01/2017 to 12/31/2017	$13.96071	$14.03983	31,076
01/01/2018 to 12/31/2018	$14.03983	$13.90798	107,530
AST Bond Portfolio 2022
01/03/2011* to 12/31/2011	$9.99917	$12.11811	3,562
01/01/2012 to 12/31/2012	$12.11811	$12.69832	19,197
01/01/2013 to 12/31/2013	$12.69832	$11.34626	1,129
01/01/2014 to 12/31/2014	$11.34626	$12.39765	15,823
01/01/2015 to 12/31/2015	$12.39765	$12.53097	20,638
01/01/2016 to 12/31/2016	$12.53097	$12.63249	47,236
01/01/2017 to 12/31/2017	$12.63249	$12.70276	52,859
01/01/2018 to 12/31/2018	$12.70276	$12.55662	282,681
AST Bond Portfolio 2023
01/03/2012* to 12/31/2012	$9.99890	$10.48379	10,462
01/01/2013 to 12/31/2013	$10.48379	$9.32044	119,441
01/01/2014 to 12/31/2014	$9.32044	$10.39161	49,103
01/01/2015 to 12/31/2015	$10.39161	$10.56624	9,401
01/01/2016 to 12/31/2016	$10.56624	$10.66054	206,280
01/01/2017 to 12/31/2017	$10.66054	$10.73308	163,563
01/01/2018 to 12/31/2018	$10.73308	$10.59724	624,370
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	$9.99945	$8.82085	84,645
01/01/2014 to 12/31/2014	$8.82085	$10.00685	89,238
01/01/2015 to 12/31/2015	$10.00685	$10.18824	12,269
01/01/2016 to 12/31/2016	$10.18824	$10.27881	30,750
01/01/2017 to 12/31/2017	$10.27881	$10.34756	374,497
01/01/2018 to 12/31/2018	$10.34756	$10.17765	537,230
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$9.99945	$11.39492	50,736
01/01/2015 to 12/31/2015	$11.39492	$11.50639	164,266
01/01/2016 to 12/31/2016	$11.50639	$11.67304	0
01/01/2017 to 12/31/2017	$11.67304	$11.76800	1,928
01/01/2018 to 12/31/2018	$11.76800	$11.56406	292,213
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$9.99945	$10.01876	51,230
01/01/2016 to 12/31/2016	$10.01876	$10.12464	1,049,011
01/01/2017 to 12/31/2017	$10.12464	$10.26633	592,123
01/01/2018 to 12/31/2018	$10.26633	$10.05732	1,791,277

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$9.99890	$9.95964	877,396
01/01/2017 to 12/31/2017	$9.95964	$10.12497	1,156,405
01/01/2018 to 12/31/2018	$10.12497	$9.89699	1,964,185
AST Bond Portfolio 2028
01/03/2017* to 12/31/2017	$9.99890	$10.11809	8,947
01/01/2018 to 12/31/2018	$10.11809	$9.81046	661,426
AST Bond Portfolio 2029
01/02/2018* to 12/31/2018	$9.99890	$9.74107	1,191
AST Capital Growth Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$7.88374	$9.78193	462,021
01/01/2010 to 12/31/2010	$9.78193	$10.97936	364,312
01/01/2011 to 12/31/2011	$10.97936	$10.60593	310,209
01/01/2012 to 12/31/2012	$10.60593	$11.94067	351,268
01/01/2013 to 12/31/2013	$11.94067	$14.50233	365,259
01/01/2014 to 12/31/2014	$14.50233	$15.36165	564,051
01/01/2015 to 12/31/2015	$15.36165	$15.28913	481,642
01/01/2016 to 12/31/2016	$15.28913	$16.17122	644,566
01/01/2017 to 12/31/2017	$16.17122	$18.87402	825,771
01/01/2018 to 12/31/2018	$18.87402	$17.52258	932,850
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99917	$11.72888	0
01/01/2014 to 12/31/2014	$11.72888	$13.19191	4,206
01/01/2015 to 12/31/2015	$13.19191	$12.59356	8,092
01/01/2016 to 12/31/2016	$12.59356	$14.32469	9,174
01/01/2017 to 12/31/2017	$14.32469	$16.79155	14,303
01/01/2018 to 12/31/2018	$16.79155	$15.83069	13,703
AST Cohen & Steers Realty Portfolio
01/01/2009 to 12/31/2009	$15.85953	$20.71416	96,981
01/01/2010 to 12/31/2010	$20.71416	$26.39075	88,762
01/01/2011 to 12/31/2011	$26.39075	$27.84886	75,280
01/01/2012 to 12/31/2012	$27.84886	$31.80172	92,654
01/01/2013 to 12/31/2013	$31.80172	$32.47025	76,651
01/01/2014 to 12/31/2014	$32.47025	$42.08279	61,673
01/01/2015 to 12/31/2015	$42.08279	$43.68009	60,999
01/01/2016 to 12/31/2016	$43.68009	$45.32599	57,772
01/01/2017 to 12/31/2017	$45.32599	$47.67631	54,091
01/01/2018 to 12/31/2018	$47.67631	$44.95306	51,481
AST Fidelity Institutional AM® Quantitative Portfolio
formerly,AST FI Pyramis® Quantitative Portfolio
01/01/2009 to 12/31/2009	$7.41308	$9.08947	152,714
01/01/2010 to 12/31/2010	$9.08947	$10.29106	126,118
01/01/2011 to 12/31/2011	$10.29106	$10.03499	140,161
01/01/2012 to 12/31/2012	$10.03499	$10.99111	144,585
01/01/2013 to 12/31/2013	$10.99111	$12.48739	139,523
01/01/2014 to 12/31/2014	$12.48739	$12.75219	179,552
01/01/2015 to 12/31/2015	$12.75219	$12.74977	188,133
01/01/2016 to 12/31/2016	$12.74977	$13.15935	267,279
01/01/2017 to 12/31/2017	$13.15935	$15.17402	213,363
01/01/2018 to 12/31/2018	$15.17402	$13.85808	169,364

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Global Real Estate Portfolio
01/01/2009 to 12/31/2009	$6.13195	$8.20147	3,269
01/01/2010 to 12/31/2010	$8.20147	$9.75937	8,104
01/01/2011 to 12/31/2011	$9.75937	$9.17508	10,323
01/01/2012 to 12/31/2012	$9.17508	$11.51795	14,435
01/01/2013 to 12/31/2013	$11.51795	$11.89855	14,755
01/01/2014 to 12/31/2014	$11.89855	$13.41964	25,783
01/01/2015 to 12/31/2015	$13.41964	$13.27368	17,624
01/01/2016 to 12/31/2016	$13.27368	$13.25863	20,239
01/01/2017 to 12/31/2017	$13.25863	$14.55529	14,449
01/01/2018 to 12/31/2018	$14.55529	$13.73036	15,071
AST Goldman Sachs Large-Cap Value Portfolio
01/01/2009 to 12/31/2009	$17.56262	$20.72339	266,028
01/01/2010 to 12/31/2010	$20.72339	$23.15985	214,419
01/01/2011 to 12/31/2011	$23.15985	$21.66313	193,150
01/01/2012 to 12/31/2012	$21.66313	$25.66427	182,309
01/01/2013 to 12/31/2013	$25.66427	$33.92998	177,804
01/01/2014 to 12/31/2014	$33.92998	$38.00205	225,380
01/01/2015 to 12/31/2015	$38.00205	$35.88361	307,497
01/01/2016 to 12/31/2016	$35.88361	$39.62551	267,928
01/01/2017 to 12/31/2017	$39.62551	$43.05378	250,874
01/01/2018 to 12/31/2018	$43.05378	$38.98665	243,150
AST Goldman Sachs Mid-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$3.18198	$4.94864	301,894
01/01/2010 to 12/31/2010	$4.94864	$5.87050	288,663
01/01/2011 to 12/31/2011	$5.87050	$5.63884	242,754
01/01/2012 to 12/31/2012	$5.63884	$6.67744	295,653
01/01/2013 to 12/31/2013	$6.67744	$8.73874	280,627
01/01/2014 to 12/31/2014	$8.73874	$9.64863	303,027
01/01/2015 to 12/31/2015	$9.64863	$9.00912	805,485
01/01/2016 to 12/31/2016	$9.00912	$9.06596	723,416
01/01/2017 to 12/31/2017	$9.06596	$11.40704	652,462
01/01/2018 to 12/31/2018	$11.40704	$10.80137	621,352
AST Goldman Sachs Multi-Asset Portfolio
01/01/2009 to 12/31/2009	$7.63755	$9.32917	30,718
01/01/2010 to 12/31/2010	$9.32917	$10.30704	47,765
01/01/2011 to 12/31/2011	$10.30704	$10.15231	47,893
01/01/2012 to 12/31/2012	$10.15231	$11.06880	53,335
01/01/2013 to 12/31/2013	$11.06880	$12.03431	54,982
01/01/2014 to 12/31/2014	$12.03431	$12.39539	91,758
01/01/2015 to 12/31/2015	$12.39539	$12.15986	81,240
01/01/2016 to 12/31/2016	$12.15986	$12.67116	83,630
01/01/2017 to 12/31/2017	$12.67116	$14.08563	102,094
01/01/2018 to 12/31/2018	$14.08563	$12.95987	94,336
AST Goldman Sachs Small-Cap Value Portfolio
05/01/2009* to 12/31/2009	$18.62309	$24.04653	96,518
01/01/2010 to 12/31/2010	$24.04653	$30.17830	78,409
01/01/2011 to 12/31/2011	$30.17830	$30.26582	68,981
01/01/2012 to 12/31/2012	$30.26582	$34.66418	62,151
01/01/2013 to 12/31/2013	$34.66418	$47.63708	51,383
01/01/2014 to 12/31/2014	$47.63708	$50.55541	48,790
01/01/2015 to 12/31/2015	$50.55541	$47.30014	52,668
01/01/2016 to 12/31/2016	$47.30014	$58.21270	52,315
01/01/2017 to 12/31/2017	$58.21270	$64.65626	51,006
01/01/2018 to 12/31/2018	$64.65626	$55.00434	43,775

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Government Money Market Portfolio
01/01/2009 to 12/31/2009	$14.35340	$14.24504	1,421,640
01/01/2010 to 12/31/2010	$14.24504	$14.10633	1,176,323
01/01/2011 to 12/31/2011	$14.10633	$13.96836	824,499
01/01/2012 to 12/31/2012	$13.96836	$13.82981	713,101
01/01/2013 to 12/31/2013	$13.82981	$13.69132	710,651
01/01/2014 to 12/31/2014	$13.69132	$13.55442	1,050,285
01/01/2015 to 12/31/2015	$13.55442	$13.41913	966,611
01/01/2016 to 12/31/2016	$13.41913	$13.28474	903,599
01/01/2017 to 12/31/2017	$13.28474	$13.19697	1,033,000
01/01/2018 to 12/31/2018	$13.19697	$13.23413	985,309
AST High Yield Portfolio
01/01/2009 to 12/31/2009	$13.47804	$18.08713	206,875
01/01/2010 to 12/31/2010	$18.08713	$20.32352	182,892
01/01/2011 to 12/31/2011	$20.32352	$20.75893	158,058
01/01/2012 to 12/31/2012	$20.75893	$23.40259	149,195
01/01/2013 to 12/31/2013	$23.40259	$24.83224	127,818
01/01/2014 to 12/31/2014	$24.83224	$25.21272	119,011
01/01/2015 to 12/31/2015	$25.21272	$24.07132	117,177
01/01/2016 to 12/31/2016	$24.07132	$27.49997	134,011
01/01/2017 to 12/31/2017	$27.49997	$29.25979	118,798
01/01/2018 to 12/31/2018	$29.25979	$28.39032	116,416
AST Hotchkis & Wiley Large-Cap Value Portfolio
01/01/2009 to 12/31/2009	$14.71933	$17.40422	205,587
01/01/2010 to 12/31/2010	$17.40422	$19.49750	184,694
01/01/2011 to 12/31/2011	$19.49750	$18.49519	150,135
01/01/2012 to 12/31/2012	$18.49519	$21.40211	129,302
01/01/2013 to 12/31/2013	$21.40211	$29.63383	125,403
01/01/2014 to 12/31/2014	$29.63383	$33.37040	125,702
01/01/2015 to 12/31/2015	$33.37040	$30.44804	110,236
01/01/2016 to 12/31/2016	$30.44804	$36.13853	107,925
01/01/2017 to 12/31/2017	$36.13853	$42.64461	109,438
01/01/2018 to 12/31/2018	$42.64461	$36.24151	106,010
AST International Growth Portfolio
01/01/2009 to 12/31/2009	$13.00882	$17.42364	377,357
01/01/2010 to 12/31/2010	$17.42364	$19.75009	307,090
01/01/2011 to 12/31/2011	$19.75009	$17.02575	256,898
01/01/2012 to 12/31/2012	$17.02575	$20.28826	244,689
01/01/2013 to 12/31/2013	$20.28826	$23.91297	227,893
01/01/2014 to 12/31/2014	$23.91297	$22.36595	244,156
01/01/2015 to 12/31/2015	$22.36595	$22.83946	237,935
01/01/2016 to 12/31/2016	$22.83946	$21.75723	216,608
01/01/2017 to 12/31/2017	$21.75723	$29.17083	181,369
01/01/2018 to 12/31/2018	$29.17083	$25.02802	183,877
AST International Value Portfolio
01/01/2009 to 12/31/2009	$13.26248	$17.13440	165,528
01/01/2010 to 12/31/2010	$17.13440	$18.84289	155,007
01/01/2011 to 12/31/2011	$18.84289	$16.31361	132,978
01/01/2012 to 12/31/2012	$16.31361	$18.84378	69,926
01/01/2013 to 12/31/2013	$18.84378	$22.28699	59,140
01/01/2014 to 12/31/2014	$22.28699	$20.58500	60,486
01/01/2015 to 12/31/2015	$20.58500	$20.54578	55,206
01/01/2016 to 12/31/2016	$20.54578	$20.45874	51,372
01/01/2017 to 12/31/2017	$20.45874	$24.87523	49,631
01/01/2018 to 12/31/2018	$24.87523	$20.65169	46,276

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST J.P. Morgan Global Thematic Portfolio
01/01/2009 to 12/31/2009	$6.99592	$8.77278	51,936
01/01/2010 to 12/31/2010	$8.77278	$9.88511	69,518
01/01/2011 to 12/31/2011	$9.88511	$9.73062	61,897
01/01/2012 to 12/31/2012	$9.73062	$10.94170	23,928
01/01/2013 to 12/31/2013	$10.94170	$12.59599	42,546
01/01/2014 to 12/31/2014	$12.59599	$13.26378	51,500
01/01/2015 to 12/31/2015	$13.26378	$12.99366	80,123
01/01/2016 to 12/31/2016	$12.99366	$13.53508	78,683
01/01/2017 to 12/31/2017	$13.53508	$15.67210	97,714
01/01/2018 to 12/31/2018	$15.67210	$14.37083	96,289
AST J.P. Morgan International Equity Portfolio
01/01/2009 to 12/31/2009	$15.13880	$20.36525	111,338
01/01/2010 to 12/31/2010	$20.36525	$21.60723	99,329
01/01/2011 to 12/31/2011	$21.60723	$19.43423	88,820
01/01/2012 to 12/31/2012	$19.43423	$23.45510	106,686
01/01/2013 to 12/31/2013	$23.45510	$26.78744	85,086
01/01/2014 to 12/31/2014	$26.78744	$24.83158	91,810
01/01/2015 to 12/31/2015	$24.83158	$23.89634	105,108
01/01/2016 to 12/31/2016	$23.89634	$24.11479	100,615
01/01/2017 to 12/31/2017	$24.11479	$30.94853	109,592
01/01/2018 to 12/31/2018	$30.94853	$25.28549	130,028
AST J.P. Morgan Strategic Opportunities Portfolio
01/01/2009 to 12/31/2009	$17.05780	$20.60587	89,471
01/01/2010 to 12/31/2010	$20.60587	$21.89274	83,097
01/01/2011 to 12/31/2011	$21.89274	$21.72461	94,146
01/01/2012 to 12/31/2012	$21.72461	$23.81283	101,774
01/01/2013 to 12/31/2013	$23.81283	$26.17549	113,447
01/01/2014 to 12/31/2014	$26.17549	$27.32580	111,693
01/01/2015 to 12/31/2015	$27.32580	$27.00336	113,673
01/01/2016 to 12/31/2016	$27.00336	$27.75991	118,334
01/01/2017 to 12/31/2017	$27.75991	$30.81994	120,417
01/01/2018 to 12/31/2018	$30.81994	$28.94613	110,885
AST Jennison Large-Cap Growth Portfolio
11/16/2009* to 12/31/2009	$10.08456	$10.29950	0
01/01/2010 to 12/31/2010	$10.29950	$11.35044	9,275
01/01/2011 to 12/31/2011	$11.35044	$11.31147	7,961
01/01/2012 to 12/31/2012	$11.31147	$12.89896	14,252
01/01/2013 to 12/31/2013	$12.89896	$17.43025	17,064
01/01/2014 to 12/31/2014	$17.43025	$18.89599	20,130
01/01/2015 to 12/31/2015	$18.89599	$20.69639	23,494
01/01/2016 to 12/31/2016	$20.69639	$20.18966	17,606
01/01/2017 to 12/31/2017	$20.18966	$27.14984	20,872
01/01/2018 to 12/31/2018	$27.14984	$26.44401	26,922
AST Loomis Sayles Large-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$12.43243	$15.97101	454,565
01/01/2010 to 12/31/2010	$15.97101	$18.93443	364,357
01/01/2011 to 12/31/2011	$18.93443	$18.57408	314,477
01/01/2012 to 12/31/2012	$18.57408	$20.64367	298,859
01/01/2013 to 12/31/2013	$20.64367	$27.91962	283,764
01/01/2014 to 12/31/2014	$27.91962	$30.56746	483,667
01/01/2015 to 12/31/2015	$30.56746	$33.30968	453,208
01/01/2016 to 12/31/2016	$33.30968	$34.81594	409,226
01/01/2017 to 12/31/2017	$34.81594	$45.83946	343,997
01/01/2018 to 12/31/2018	$45.83946	$44.15911	304,719

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST MFS Global Equity Portfolio
01/01/2009 to 12/31/2009	$10.72595	$13.96444	141,465
01/01/2010 to 12/31/2010	$13.96444	$15.49029	128,001
01/01/2011 to 12/31/2011	$15.49029	$14.85514	129,617
01/01/2012 to 12/31/2012	$14.85514	$18.10048	130,547
01/01/2013 to 12/31/2013	$18.10048	$22.87131	118,400
01/01/2014 to 12/31/2014	$22.87131	$23.46465	130,400
01/01/2015 to 12/31/2015	$23.46465	$22.88968	137,627
01/01/2016 to 12/31/2016	$22.88968	$24.27273	113,301
01/01/2017 to 12/31/2017	$24.27273	$29.75940	143,045
01/01/2018 to 12/31/2018	$29.75940	$26.64602	134,652
AST MFS Growth Portfolio
01/01/2009 to 12/31/2009	$6.29837	$7.75095	357,512
01/01/2010 to 12/31/2010	$7.75095	$8.65441	303,538
01/01/2011 to 12/31/2011	$8.65441	$8.51702	270,926
01/01/2012 to 12/31/2012	$8.51702	$9.87231	195,704
01/01/2013 to 12/31/2013	$9.87231	$13.36113	147,093
01/01/2014 to 12/31/2014	$13.36113	$14.37958	157,123
01/01/2015 to 12/31/2015	$14.37958	$15.26494	169,019
01/01/2016 to 12/31/2016	$15.26494	$15.40138	177,915
01/01/2017 to 12/31/2017	$15.40138	$19.92992	197,208
01/01/2018 to 12/31/2018	$19.92992	$20.15385	220,898
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99918	$10.22176	0
01/01/2013 to 12/31/2013	$10.22176	$13.61120	0
01/01/2014 to 12/31/2014	$13.61120	$14.85196	640
01/01/2015 to 12/31/2015	$14.85196	$14.59714	1,244
01/01/2016 to 12/31/2016	$14.59714	$16.39451	8,357
01/01/2017 to 12/31/2017	$16.39451	$19.04533	9,707
01/01/2018 to 12/31/2018	$19.04533	$16.94021	10,570
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/01/2009 to 12/31/2009	$20.50660	$28.55300	181,892
01/01/2010 to 12/31/2010	$28.55300	$34.89213	147,445
01/01/2011 to 12/31/2011	$34.89213	$33.68548	125,064
01/01/2012 to 12/31/2012	$33.68548	$39.06036	118,486
01/01/2013 to 12/31/2013	$39.06036	$54.91400	108,908
01/01/2014 to 12/31/2014	$54.91400	$62.11209	125,689
01/01/2015 to 12/31/2015	$62.11209	$58.02486	124,582
01/01/2016 to 12/31/2016	$58.02486	$67.91756	111,615
01/01/2017 to 12/31/2017	$67.91756	$76.51155	100,168
01/01/2018 to 12/31/2018	$76.51155	$63.28798	97,799
AST New Discovery Asset Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99918	$10.36988	163,468
01/01/2013 to 12/31/2013	$10.36988	$12.20785	196,043
01/01/2014 to 12/31/2014	$12.20785	$12.70680	234,433
01/01/2015 to 12/31/2015	$12.70680	$12.42361	185,975
01/01/2016 to 12/31/2016	$12.42361	$12.83122	170,794
01/01/2017 to 12/31/2017	$12.83122	$14.79827	195,106
01/01/2018 to 12/31/2018	$14.79827	$13.43728	165,396

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Parametric Emerging Markets Equity Portfolio
01/01/2009 to 12/31/2009	$5.59075	$9.21628	21,493
01/01/2010 to 12/31/2010	$9.21628	$11.15602	57,487
01/01/2011 to 12/31/2011	$11.15602	$8.80566	55,390
01/01/2012 to 12/31/2012	$8.80566	$10.28050	54,656
01/01/2013 to 12/31/2013	$10.28050	$10.20041	49,534
01/01/2014 to 12/31/2014	$10.20041	$9.62551	56,193
01/01/2015 to 12/31/2015	$9.62551	$7.93525	49,051
01/01/2016 to 12/31/2016	$7.93525	$8.82714	69,585
01/01/2017 to 12/31/2017	$8.82714	$11.04415	86,805
01/01/2018 to 12/31/2018	$11.04415	$9.39743	93,478
AST Preservation Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$9.20816	$10.94265	182,513
01/01/2010 to 12/31/2010	$10.94265	$11.97851	203,990
01/01/2011 to 12/31/2011	$11.97851	$11.97699	173,004
01/01/2012 to 12/31/2012	$11.97699	$13.08726	274,996
01/01/2013 to 12/31/2013	$13.08726	$14.14999	348,267
01/01/2014 to 12/31/2014	$14.14999	$14.81750	425,734
01/01/2015 to 12/31/2015	$14.81750	$14.69032	503,132
01/01/2016 to 12/31/2016	$14.69032	$15.34726	578,618
01/01/2017 to 12/31/2017	$15.34726	$16.73327	635,562
01/01/2018 to 12/31/2018	$16.73327	$16.09460	620,067
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.01909	$10.08209	0
01/01/2012 to 12/31/2012	$10.08209	$10.69090	0
01/01/2013 to 12/31/2013	$10.69090	$10.33921	0
01/01/2014 to 12/31/2014	$10.33921	$10.85620	296
01/01/2015 to 12/31/2015	$10.85620	$10.71878	22,626
01/01/2016 to 12/31/2016	$10.71878	$11.05840	26,811
01/01/2017 to 12/31/2017	$11.05840	$11.56891	30,241
01/01/2018 to 12/31/2018	$11.56891	$11.35948	9,195
AST Prudential Growth Allocation Portfolio
01/01/2009 to 12/31/2009	$6.82154	$8.50747	130,430
01/01/2010 to 12/31/2010	$8.50747	$10.02421	119,611
01/01/2011 to 12/31/2011	$10.02421	$9.30737	121,090
01/01/2012 to 12/31/2012	$9.30737	$10.40479	69,098
01/01/2013 to 12/31/2013	$10.40479	$12.05451	57,048
01/01/2014 to 12/31/2014	$12.05451	$13.03159	91,309
01/01/2015 to 12/31/2015	$13.03159	$12.82229	236,779
01/01/2016 to 12/31/2016	$12.82229	$13.97569	294,371
01/01/2017 to 12/31/2017	$13.97569	$16.06333	629,980
01/01/2018 to 12/31/2018	$16.06333	$14.69404	560,227
AST QMA Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99917	$11.72938	0
01/01/2014 to 12/31/2014	$11.72938	$13.38204	0
01/01/2015 to 12/31/2015	$13.38204	$13.45275	0
01/01/2016 to 12/31/2016	$13.45275	$14.76417	0
01/01/2017 to 12/31/2017	$14.76417	$17.74662	1,679
01/01/2018 to 12/31/2018	$17.74662	$16.31192	1,128

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST QMA US Equity Alpha Portfolio
01/01/2009 to 12/31/2009	$9.23298	$11.13529	165,516
01/01/2010 to 12/31/2010	$11.13529	$12.68306	148,208
01/01/2011 to 12/31/2011	$12.68306	$12.99051	123,296
01/01/2012 to 12/31/2012	$12.99051	$15.27887	121,362
01/01/2013 to 12/31/2013	$15.27887	$20.03106	108,667
01/01/2014 to 12/31/2014	$20.03106	$23.24438	131,331
01/01/2015 to 12/31/2015	$23.24438	$23.72061	133,482
01/01/2016 to 12/31/2016	$23.72061	$26.97020	132,429
01/01/2017 to 12/31/2017	$26.97020	$32.64232	120,335
01/01/2018 to 12/31/2018	$32.64232	$29.65905	141,131
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99917	$8.93949	0
01/01/2012 to 12/31/2012	$8.93949	$10.01453	5,703
01/01/2013 to 12/31/2013	$10.01453	$12.13505	7,780
01/01/2014 to 12/31/2014	$12.13505	$12.79471	37,229
01/01/2015 to 12/31/2015	$12.79471	$12.68580	42,256
01/01/2016 to 12/31/2016	$12.68580	$13.35312	60,495
01/01/2017 to 12/31/2017	$13.35312	$15.62461	53,957
01/01/2018 to 12/31/2018	$15.62461	$14.45795	46,702
AST RCM World Trends Portfolio
01/01/2009 to 12/31/2009	$7.20598	$8.80238	41,533
01/01/2010 to 12/31/2010	$8.80238	$9.75301	52,644
01/01/2011 to 12/31/2011	$9.75301	$9.48020	111,110
01/01/2012 to 12/31/2012	$9.48020	$10.35036	139,141
01/01/2013 to 12/31/2013	$10.35036	$11.52146	120,205
01/01/2014 to 12/31/2014	$11.52146	$11.99252	133,536
01/01/2015 to 12/31/2015	$11.99252	$11.85291	136,474
01/01/2016 to 12/31/2016	$11.85291	$12.29955	181,299
01/01/2017 to 12/31/2017	$12.29955	$14.15345	179,102
01/01/2018 to 12/31/2018	$14.15345	$12.90392	147,063
AST Small-Cap Growth Opportunities Portfolio
01/01/2009 to 12/31/2009	$7.54939	$9.91508	89,622
01/01/2010 to 12/31/2010	$9.91508	$13.01055	81,914
01/01/2011 to 12/31/2011	$13.01055	$11.19172	137,269
01/01/2012 to 12/31/2012	$11.19172	$13.30374	130,099
01/01/2013 to 12/31/2013	$13.30374	$18.54585	126,485
01/01/2014 to 12/31/2014	$18.54585	$19.26759	145,335
01/01/2015 to 12/31/2015	$19.26759	$19.32954	147,432
01/01/2016 to 12/31/2016	$19.32954	$20.60981	128,119
01/01/2017 to 12/31/2017	$20.60981	$26.05411	117,372
01/01/2018 to 12/31/2018	$26.05411	$22.99549	128,121
AST Small-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$11.65548	$15.45155	165,746
01/01/2010 to 12/31/2010	$15.45155	$20.86785	138,847
01/01/2011 to 12/31/2011	$20.86785	$20.45715	118,573
01/01/2012 to 12/31/2012	$20.45715	$22.71838	122,406
01/01/2013 to 12/31/2013	$22.71838	$30.40214	97,212
01/01/2014 to 12/31/2014	$30.40214	$31.24773	88,416
01/01/2015 to 12/31/2015	$31.24773	$31.17842	88,541
01/01/2016 to 12/31/2016	$31.17842	$34.59479	87,562
01/01/2017 to 12/31/2017	$34.59479	$42.44065	89,783
01/01/2018 to 12/31/2018	$42.44065	$38.48332	85,686

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Small-Cap Value Portfolio
01/01/2009 to 12/31/2009	$16.29658	$20.48991	179,703
01/01/2010 to 12/31/2010	$20.48991	$25.55800	142,958
01/01/2011 to 12/31/2011	$25.55800	$23.79052	125,180
01/01/2012 to 12/31/2012	$23.79052	$27.82968	104,650
01/01/2013 to 12/31/2013	$27.82968	$37.85590	104,841
01/01/2014 to 12/31/2014	$37.85590	$39.45176	128,407
01/01/2015 to 12/31/2015	$39.45176	$37.37402	128,308
01/01/2016 to 12/31/2016	$37.37402	$47.80626	112,783
01/01/2017 to 12/31/2017	$47.80626	$50.80672	105,110
01/01/2018 to 12/31/2018	$50.80672	$41.70798	100,361
AST T. Rowe Price Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$18.81250	$23.12004	143,983
01/01/2010 to 12/31/2010	$23.12004	$25.52903	132,162
01/01/2011 to 12/31/2011	$25.52903	$25.77538	105,184
01/01/2012 to 12/31/2012	$25.77538	$28.96141	159,208
01/01/2013 to 12/31/2013	$28.96141	$33.49821	197,834
01/01/2014 to 12/31/2014	$33.49821	$35.11320	243,904
01/01/2015 to 12/31/2015	$35.11320	$34.77685	273,978
01/01/2016 to 12/31/2016	$34.77685	$37.02698	341,435
01/01/2017 to 12/31/2017	$37.02698	$42.30547	347,846
01/01/2018 to 12/31/2018	$42.30547	$39.64949	370,237
AST T. Rowe Price Large-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$9.95546	$15.11626	139,111
01/01/2010 to 12/31/2010	$15.11626	$17.33121	91,822
01/01/2011 to 12/31/2011	$17.33121	$16.86715	92,278
01/01/2012 to 12/31/2012	$16.86715	$19.63441	117,823
01/01/2013 to 12/31/2013	$19.63441	$27.99595	106,243
01/01/2014 to 12/31/2014	$27.99595	$30.02902	124,055
01/01/2015 to 12/31/2015	$30.02902	$32.57786	159,880
01/01/2016 to 12/31/2016	$32.57786	$33.12298	155,469
01/01/2017 to 12/31/2017	$33.12298	$45.21615	151,581
01/01/2018 to 12/31/2018	$45.21615	$46.49250	133,396
AST T. Rowe Price Large-Cap Value Portfolio
01/01/2009 to 12/31/2009	$9.16648	$10.73192	110,665
01/01/2010 to 12/31/2010	$10.73192	$11.94657	84,321
01/01/2011 to 12/31/2011	$11.94657	$11.76908	70,324
01/01/2012 to 12/31/2012	$11.76908	$13.21280	70,906
01/01/2013 to 12/31/2013	$13.21280	$17.61042	70,433
01/01/2014 to 12/31/2014	$17.61042	$17.70610	71,306
01/01/2015 to 12/31/2015	$17.70610	$16.46620	68,125
01/01/2016 to 12/31/2016	$16.46620	$17.30091	58,433
01/01/2017 to 12/31/2017	$17.30091	$19.96351	67,551
01/01/2018 to 12/31/2018	$19.96351	$17.84384	88,314
AST T. Rowe Price Natural Resources Portfolio
01/01/2009 to 12/31/2009	$33.42185	$49.41639	59,018
01/01/2010 to 12/31/2010	$49.41639	$58.92879	51,233
01/01/2011 to 12/31/2011	$58.92879	$49.63707	45,841
01/01/2012 to 12/31/2012	$49.63707	$50.91767	40,026
01/01/2013 to 12/31/2013	$50.91767	$58.16181	34,744
01/01/2014 to 12/31/2014	$58.16181	$52.76641	34,309
01/01/2015 to 12/31/2015	$52.76641	$42.18148	39,346
01/01/2016 to 12/31/2016	$42.18148	$52.03982	36,992
01/01/2017 to 12/31/2017	$52.03982	$56.83055	36,860
01/01/2018 to 12/31/2018	$56.83055	$46.89028	33,537

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Templeton Global Bond Portfolio
01/01/2009 to 12/31/2009	$15.75360	$17.48558	152,843
01/01/2010 to 12/31/2010	$17.48558	$18.30498	130,474
01/01/2011 to 12/31/2011	$18.30498	$18.86935	127,285
01/01/2012 to 12/31/2012	$18.86935	$19.65672	130,910
01/01/2013 to 12/31/2013	$19.65672	$18.72972	127,379
01/01/2014 to 12/31/2014	$18.72972	$18.64568	144,106
01/01/2015 to 12/31/2015	$18.64568	$17.60690	142,199
01/01/2016 to 12/31/2016	$17.60690	$18.19061	118,128
01/01/2017 to 12/31/2017	$18.19061	$18.37684	131,155
01/01/2018 to 12/31/2018	$18.37684	$18.55587	118,555
AST WEDGE Capital Mid-Cap Value Portfolio
01/01/2009 to 12/31/2009	$8.64660	$11.88890	67,540
01/01/2010 to 12/31/2010	$11.88890	$14.54868	63,900
01/01/2011 to 12/31/2011	$14.54868	$13.90624	39,508
01/01/2012 to 12/31/2012	$13.90624	$16.30177	57,927
01/01/2013 to 12/31/2013	$16.30177	$21.37014	35,635
01/01/2014 to 12/31/2014	$21.37014	$24.32345	39,075
01/01/2015 to 12/31/2015	$24.32345	$22.48892	34,907
01/01/2016 to 12/31/2016	$22.48892	$25.38035	42,814
01/01/2017 to 12/31/2017	$25.38035	$29.78331	33,752
01/01/2018 to 12/31/2018	$29.78331	$24.61150	31,156
AST Wellington Management Hedged Equity Portfolio
01/01/2009 to 12/31/2009	$7.09405	$9.02003	66,395
01/01/2010 to 12/31/2010	$9.02003	$10.23683	85,069
01/01/2011 to 12/31/2011	$10.23683	$9.78440	56,049
01/01/2012 to 12/31/2012	$9.78440	$10.75268	53,655
01/01/2013 to 12/31/2013	$10.75268	$12.82771	94,298
01/01/2014 to 12/31/2014	$12.82771	$13.39852	148,953
01/01/2015 to 12/31/2015	$13.39852	$13.18066	134,144
01/01/2016 to 12/31/2016	$13.18066	$13.90040	167,653
01/01/2017 to 12/31/2017	$13.90040	$15.63242	174,058
01/01/2018 to 12/31/2018	$15.63242	$14.70192	147,928
AST Western Asset Core Plus Bond Portfolio
01/01/2009 to 12/31/2009	$9.37246	$10.35775	14,693
01/01/2010 to 12/31/2010	$10.35775	$11.05377	13,807
01/01/2011 to 12/31/2011	$11.05377	$11.60263	26,245
01/01/2012 to 12/31/2012	$11.60263	$12.38854	38,757
01/01/2013 to 12/31/2013	$12.38854	$12.08169	28,282
01/01/2014 to 12/31/2014	$12.08169	$12.82173	64,295
01/01/2015 to 12/31/2015	$12.82173	$12.85054	107,742
01/01/2016 to 12/31/2016	$12.85054	$13.37744	119,515
01/01/2017 to 12/31/2017	$13.37744	$14.07930	157,254
01/01/2018 to 12/31/2018	$14.07930	$13.62211	393,461
Invesco V.I. Diversified Dividend Fund - Series I
04/29/2011* to 12/31/2011	$9.99315	$9.16230	13,364
01/01/2012 to 12/31/2012	$9.16230	$10.76898	13,248
01/01/2013 to 12/31/2013	$10.76898	$13.97020	16,703
01/01/2014 to 12/31/2014	$13.97020	$15.60462	28,655
01/01/2015 to 12/31/2015	$15.60462	$15.76781	27,145
01/01/2016 to 12/31/2016	$15.76781	$17.92294	30,582
01/01/2017 to 12/31/2017	$17.92294	$19.26570	44,957
01/01/2018 to 12/31/2018	$19.26570	$17.62747	43,791

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Mid Cap Growth Portfolio, Series I
04/27/2012* to 12/31/2012	$10.05010	$9.80982	18,004
01/01/2013 to 12/31/2013	$9.80982	$13.30656	13,731
01/01/2014 to 12/31/2014	$13.30656	$14.23222	12,329
01/01/2015 to 12/31/2015	$14.23222	$14.25989	11,841
01/01/2016 to 12/31/2016	$14.25989	$14.22436	12,003
01/01/2017 to 12/31/2017	$14.22436	$17.24996	12,450
01/01/2018 to 12/31/2018	$17.24996	$16.12303	12,009
NVIT Emerging Markets Fund Class D
08/05/2016* to 12/31/2016	$10.12664	$9.75540	95,337
01/01/2017 to 12/31/2017	$9.75540	$13.62704	91,136
01/01/2018 to 12/31/2018	$13.62704	$11.10110	98,087
ProFund VP Asia 30
01/01/2009 to 12/31/2009	$14.53915	$22.19536	34,398
01/01/2010 to 12/31/2010	$22.19536	$25.02919	27,777
01/01/2011 to 12/31/2011	$25.02919	$18.08973	14,044
01/01/2012 to 12/31/2012	$18.08973	$20.68013	13,414
01/01/2013 to 12/31/2013	$20.68013	$23.53868	3,704
01/01/2014 to 12/31/2014	$23.53868	$22.93783	3,704
01/01/2015 to 12/31/2015	$22.93783	$20.57856	1,721
01/01/2016 to 12/31/2016	$20.57856	$20.50373	4,621
01/01/2017 to 12/31/2017	$20.50373	$26.97292	4,549
01/01/2018 to 12/31/2018	$26.97292	$21.73634	2,293
ProFund VP Banks
01/01/2009 to 12/31/2009	$5.21029	$4.93945	1,052
01/01/2010 to 12/31/2010	$4.93945	$5.29774	843
01/01/2011 to 12/31/2011	$5.29774	$3.84177	836
01/01/2012 to 12/31/2012	$3.84177	$5.07379	9,109
01/01/2013 to 12/31/2013	$5.07379	$6.70364	10,281
01/01/2014 to 12/31/2014	$6.70364	$7.32528	7,067
01/01/2015 to 12/31/2015	$7.32528	$7.22054	11,001
01/01/2016 to 12/31/2016	$7.22054	$8.80908	10,911
01/01/2017 to 12/31/2017	$8.80908	$10.28400	11,482
01/01/2018 to 12/31/2018	$10.28400	$8.35851	15,776
ProFund VP Basic Materials
01/01/2009 to 12/31/2009	$8.71310	$14.00640	10,331
01/01/2010 to 12/31/2010	$14.00640	$17.98417	10,826
01/01/2011 to 12/31/2011	$17.98417	$14.92885	5,870
01/01/2012 to 12/31/2012	$14.92885	$16.03347	4,321
01/01/2013 to 12/31/2013	$16.03347	$18.79906	2,069
01/01/2014 to 12/31/2014	$18.79906	$18.92500	3,752
01/01/2015 to 12/31/2015	$18.92500	$16.12724	4,154
01/01/2016 to 12/31/2016	$16.12724	$18.91866	3,568
01/01/2017 to 12/31/2017	$18.91866	$23.02985	5,065
01/01/2018 to 12/31/2018	$23.02985	$18.77246	3,320
ProFund VP Bear
01/01/2009 to 12/31/2009	$11.32954	$8.09035	34,435
01/01/2010 to 12/31/2010	$8.09035	$6.58398	20,213
01/01/2011 to 12/31/2011	$6.58398	$5.93911	15,996
01/01/2012 to 12/31/2012	$5.93911	$4.90375	28,486
01/01/2013 to 12/31/2013	$4.90375	$3.56582	21,528
01/01/2014 to 12/31/2014	$3.56582	$3.02718	38,795
01/01/2015 to 12/31/2015	$3.02718	$2.84932	83,206
01/01/2016 to 12/31/2016	$2.84932	$2.45268	75,708
01/01/2017 to 12/31/2017	$2.45268	$1.99193	24,390
01/01/2018 to 12/31/2018	$1.99193	$2.05178	17,501

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Biotechnology
01/01/2009 to 12/31/2009	$8.63828	$8.86976	12,600
01/01/2010 to 12/31/2010	$8.86976	$9.22903	14,775
01/01/2011 to 12/31/2011	$9.22903	$9.73624	13,350
01/01/2012 to 12/31/2012	$9.73624	$13.56228	15,507
01/01/2013 to 12/31/2013	$13.56228	$22.61310	16,770
01/01/2014 to 12/31/2014	$22.61310	$29.04185	23,196
01/01/2015 to 12/31/2015	$29.04185	$29.70045	21,972
01/01/2016 to 12/31/2016	$29.70045	$24.85293	13,221
01/01/2017 to 12/31/2017	$24.85293	$30.15157	13,758
01/01/2018 to 12/31/2018	$30.15157	$27.83424	12,483
ProFund VP Bull
01/01/2009 to 12/31/2009	$7.76060	$9.55337	117,689
01/01/2010 to 12/31/2010	$9.55337	$10.64747	73,549
01/01/2011 to 12/31/2011	$10.64747	$10.54121	67,495
01/01/2012 to 12/31/2012	$10.54121	$11.88501	49,785
01/01/2013 to 12/31/2013	$11.88501	$15.26736	82,720
01/01/2014 to 12/31/2014	$15.26736	$16.84812	68,732
01/01/2015 to 12/31/2015	$16.84812	$16.60320	29,899
01/01/2016 to 12/31/2016	$16.60320	$18.02556	20,043
01/01/2017 to 12/31/2017	$18.02556	$21.29752	16,318
01/01/2018 to 12/31/2018	$21.29752	$19.78742	14,732
ProFund VP Consumer Goods Portfolio
01/01/2009 to 12/31/2009	$8.96331	$10.78743	50,609
01/01/2010 to 12/31/2010	$10.78743	$12.53370	13,098
01/01/2011 to 12/31/2011	$12.53370	$13.27051	11,070
01/01/2012 to 12/31/2012	$13.27051	$14.56421	4,743
01/01/2013 to 12/31/2013	$14.56421	$18.52095	4,725
01/01/2014 to 12/31/2014	$18.52095	$20.21102	4,965
01/01/2015 to 12/31/2015	$20.21102	$20.84187	5,756
01/01/2016 to 12/31/2016	$20.84187	$21.36508	9,117
01/01/2017 to 12/31/2017	$21.36508	$24.33628	15,993
01/01/2018 to 12/31/2018	$24.33628	$20.52552	15,767
ProFund VP Consumer Services
01/01/2009 to 12/31/2009	$6.28404	$8.13769	9,181
01/01/2010 to 12/31/2010	$8.13769	$9.77960	1,220
01/01/2011 to 12/31/2011	$9.77960	$10.21437	10,521
01/01/2012 to 12/31/2012	$10.21437	$12.34675	1,164
01/01/2013 to 12/31/2013	$12.34675	$17.09670	3,044
01/01/2014 to 12/31/2014	$17.09670	$19.03478	1,368
01/01/2015 to 12/31/2015	$19.03478	$19.72817	4,066
01/01/2016 to 12/31/2016	$19.72817	$20.34877	4,847
01/01/2017 to 12/31/2017	$20.34877	$23.84609	14,498
01/01/2018 to 12/31/2018	$23.84609	$23.75163	12,556
ProFund VP Europe 30
01/01/2009 to 12/31/2009	$7.10458	$9.30497	95,905
01/01/2010 to 12/31/2010	$9.30497	$9.45454	18,436
01/01/2011 to 12/31/2011	$9.45454	$8.52857	10,431
01/01/2012 to 12/31/2012	$8.52857	$9.84431	9,400
01/01/2013 to 12/31/2013	$9.84431	$11.85445	8,516
01/01/2014 to 12/31/2014	$11.85445	$10.72105	7,545
01/01/2015 to 12/31/2015	$10.72105	$9.45926	7,950
01/01/2016 to 12/31/2016	$9.45926	$10.09624	27,849
01/01/2017 to 12/31/2017	$10.09624	$11.96581	25,887
01/01/2018 to 12/31/2018	$11.96581	$10.17183	6,726

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Financials
01/01/2009 to 12/31/2009	$5.09946	$5.80618	7,721
01/01/2010 to 12/31/2010	$5.80618	$6.37633	3,496
01/01/2011 to 12/31/2011	$6.37633	$5.43947	2,863
01/01/2012 to 12/31/2012	$5.43947	$6.71671	2,502
01/01/2013 to 12/31/2013	$6.71671	$8.78250	2,593
01/01/2014 to 12/31/2014	$8.78250	$9.81783	5,560
01/01/2015 to 12/31/2015	$9.81783	$9.57437	8,353
01/01/2016 to 12/31/2016	$9.57437	$10.93097	14,796
01/01/2017 to 12/31/2017	$10.93097	$12.79029	8,637
01/01/2018 to 12/31/2018	$12.79029	$11.34120	14,747
ProFund VP Health Care
01/01/2009 to 12/31/2009	$7.32047	$8.66457	39,318
01/01/2010 to 12/31/2010	$8.66457	$8.82188	3,460
01/01/2011 to 12/31/2011	$8.82188	$9.61692	6,078
01/01/2012 to 12/31/2012	$9.61692	$11.17767	6,190
01/01/2013 to 12/31/2013	$11.17767	$15.46544	9,619
01/01/2014 to 12/31/2014	$15.46544	$18.93930	20,003
01/01/2015 to 12/31/2015	$18.93930	$19.69174	23,816
01/01/2016 to 12/31/2016	$19.69174	$18.70512	23,172
01/01/2017 to 12/31/2017	$18.70512	$22.39223	22,560
01/01/2018 to 12/31/2018	$22.39223	$23.15044	26,168
ProFund VP Industrials
01/01/2009 to 12/31/2009	$8.28762	$10.18201	7,827
01/01/2010 to 12/31/2010	$10.18201	$12.47414	3,526
01/01/2011 to 12/31/2011	$12.47414	$12.12924	2,394
01/01/2012 to 12/31/2012	$12.12924	$13.90494	2,262
01/01/2013 to 12/31/2013	$13.90494	$19.02294	3,039
01/01/2014 to 12/31/2014	$19.02294	$19.88319	674
01/01/2015 to 12/31/2015	$19.88319	$19.01102	1,055
01/01/2016 to 12/31/2016	$19.01102	$22.12382	3,646
01/01/2017 to 12/31/2017	$22.12382	$26.80900	4,788
01/01/2018 to 12/31/2018	$26.80900	$23.15171	2,584
ProFund VP Internet
01/01/2009 to 12/31/2009	$11.57553	$20.31581	16,280
01/01/2010 to 12/31/2010	$20.31581	$27.20785	6,995
01/01/2011 to 12/31/2011	$27.20785	$25.07505	2,636
01/01/2012 to 12/31/2012	$25.07505	$29.73008	1,697
01/01/2013 to 12/31/2013	$29.73008	$44.65270	1,178
01/01/2014 to 12/31/2014	$44.65270	$44.70217	1,377
01/01/2015 to 12/31/2015	$44.70217	$53.26257	1,517
01/01/2016 to 12/31/2016	$53.26257	$55.64694	1,500
01/01/2017 to 12/31/2017	$55.64694	$74.95326	2,328
01/01/2018 to 12/31/2018	$74.95326	$77.86066	1,816
ProFund VP Japan
01/01/2009 to 12/31/2009	$7.80908	$8.52958	70,612
01/01/2010 to 12/31/2010	$8.52958	$7.89256	8,603
01/01/2011 to 12/31/2011	$7.89256	$6.36518	20,070
01/01/2012 to 12/31/2012	$6.36518	$7.74760	1,274
01/01/2013 to 12/31/2013	$7.74760	$11.36997	2,296
01/01/2014 to 12/31/2014	$11.36997	$11.61947	2,209
01/01/2015 to 12/31/2015	$11.61947	$12.17149	2,658
01/01/2016 to 12/31/2016	$12.17149	$12.09976	6,566
01/01/2017 to 12/31/2017	$12.09976	$14.18944	6,061
01/01/2018 to 12/31/2018	$14.18944	$12.41244	508

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Large-Cap Growth
01/01/2009 to 12/31/2009	$7.57211	$9.72532	62,409
01/01/2010 to 12/31/2010	$9.72532	$10.89748	27,695
01/01/2011 to 12/31/2011	$10.89748	$11.12633	13,928
01/01/2012 to 12/31/2012	$11.12633	$12.41580	4,595
01/01/2013 to 12/31/2013	$12.41580	$16.06088	21,839
01/01/2014 to 12/31/2014	$16.06088	$17.95575	20,441
01/01/2015 to 12/31/2015	$17.95575	$18.44396	23,898
01/01/2016 to 12/31/2016	$18.44396	$19.17571	15,037
01/01/2017 to 12/31/2017	$19.17571	$23.78587	18,246
01/01/2018 to 12/31/2018	$23.78587	$23.10876	5,552
ProFund VP Large-Cap Value
01/01/2009 to 12/31/2009	$7.26507	$8.59248	52,612
01/01/2010 to 12/31/2010	$8.59248	$9.60340	24,767
01/01/2011 to 12/31/2011	$9.60340	$9.38585	13,186
01/01/2012 to 12/31/2012	$9.38585	$10.72482	10,064
01/01/2013 to 12/31/2013	$10.72482	$13.79146	4,495
01/01/2014 to 12/31/2014	$13.79146	$15.08380	10,326
01/01/2015 to 12/31/2015	$15.08380	$14.22585	6,715
01/01/2016 to 12/31/2016	$14.22585	$16.25719	17,529
01/01/2017 to 12/31/2017	$16.25719	$18.25734	26,111
01/01/2018 to 12/31/2018	$18.25734	$16.15309	20,816
ProFund VP Mid-Cap Growth
01/01/2009 to 12/31/2009	$8.18091	$11.20238	84,147
01/01/2010 to 12/31/2010	$11.20238	$14.24206	61,399
01/01/2011 to 12/31/2011	$14.24206	$13.69179	20,291
01/01/2012 to 12/31/2012	$13.69179	$15.63964	8,182
01/01/2013 to 12/31/2013	$15.63964	$20.20965	13,786
01/01/2014 to 12/31/2014	$20.20965	$21.18637	12,656
01/01/2015 to 12/31/2015	$21.18637	$21.03397	23,038
01/01/2016 to 12/31/2016	$21.03397	$23.50540	18,823
01/01/2017 to 12/31/2017	$23.50540	$27.53093	24,265
01/01/2018 to 12/31/2018	$27.53093	$23.98963	12,177
ProFund VP Mid-Cap Value
01/01/2009 to 12/31/2009	$8.96872	$11.62027	66,470
01/01/2010 to 12/31/2010	$11.62027	$13.85677	29,926
01/01/2011 to 12/31/2011	$13.85677	$13.18013	15,929
01/01/2012 to 12/31/2012	$13.18013	$15.20956	5,941
01/01/2013 to 12/31/2013	$15.20956	$19.89987	8,061
01/01/2014 to 12/31/2014	$19.89987	$21.70752	1,776
01/01/2015 to 12/31/2015	$21.70752	$19.72299	1,637
01/01/2016 to 12/31/2016	$19.72299	$24.27898	4,135
01/01/2017 to 12/31/2017	$24.27898	$26.58668	3,426
01/01/2018 to 12/31/2018	$26.58668	$22.82161	4,835
ProFund VP NASDAQ-100
01/01/2009 to 12/31/2009	$3.76948	$5.67261	106,523
01/01/2010 to 12/31/2010	$5.67261	$6.64053	61,261
01/01/2011 to 12/31/2011	$6.64053	$6.66985	43,377
01/01/2012 to 12/31/2012	$6.66985	$7.67475	26,307
01/01/2013 to 12/31/2013	$7.67475	$10.20220	49,815
01/01/2014 to 12/31/2014	$10.20220	$11.81773	61,468
01/01/2015 to 12/31/2015	$11.81773	$12.57163	59,548
01/01/2016 to 12/31/2016	$12.57163	$13.10046	55,796
01/01/2017 to 12/31/2017	$13.10046	$16.90893	50,940
01/01/2018 to 12/31/2018	$16.90893	$16.42596	54,622

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Oil & Gas
01/01/2009 to 12/31/2009	$14.92136	$17.06170	33,679
01/01/2010 to 12/31/2010	$17.06170	$19.89140	27,013
01/01/2011 to 12/31/2011	$19.89140	$20.13526	18,015
01/01/2012 to 12/31/2012	$20.13526	$20.51101	17,173
01/01/2013 to 12/31/2013	$20.51101	$25.19383	16,506
01/01/2014 to 12/31/2014	$25.19383	$22.23146	16,193
01/01/2015 to 12/31/2015	$22.23146	$16.86502	18,326
01/01/2016 to 12/31/2016	$16.86502	$20.73490	23,756
01/01/2017 to 12/31/2017	$20.73490	$19.87653	28,482
01/01/2018 to 12/31/2018	$19.87653	$15.69741	27,407
ProFund VP Pharmaceuticals
01/01/2009 to 12/31/2009	$6.89346	$7.97768	29,266
01/01/2010 to 12/31/2010	$7.97768	$7.93548	28
01/01/2011 to 12/31/2011	$7.93548	$9.12367	8,784
01/01/2012 to 12/31/2012	$9.12367	$10.10301	2,396
01/01/2013 to 12/31/2013	$10.10301	$13.16533	4,472
01/01/2014 to 12/31/2014	$13.16533	$15.55700	3,222
01/01/2015 to 12/31/2015	$15.55700	$16.08585	3,274
01/01/2016 to 12/31/2016	$16.08585	$15.33086	2,715
01/01/2017 to 12/31/2017	$15.33086	$16.75005	4,745
01/01/2018 to 12/31/2018	$16.75005	$15.55384	10,269
ProFund VP Precious Metals
01/01/2009 to 12/31/2009	$13.23337	$17.72939	56,194
01/01/2010 to 12/31/2010	$17.72939	$23.33205	64,508
01/01/2011 to 12/31/2011	$23.33205	$18.66077	62,028
01/01/2012 to 12/31/2012	$18.66077	$15.78635	55,549
01/01/2013 to 12/31/2013	$15.78635	$9.69805	46,093
01/01/2014 to 12/31/2014	$9.69805	$7.30964	51,943
01/01/2015 to 12/31/2015	$7.30964	$4.85910	29,991
01/01/2016 to 12/31/2016	$4.85910	$7.49575	30,298
01/01/2017 to 12/31/2017	$7.49575	$7.81272	24,971
01/01/2018 to 12/31/2018	$7.81272	$6.69247	31,094
ProFund VP Real Estate
01/01/2009 to 12/31/2009	$11.39331	$14.42617	7,879
01/01/2010 to 12/31/2010	$14.42617	$17.80825	5,530
01/01/2011 to 12/31/2011	$17.80825	$18.46785	3,293
01/01/2012 to 12/31/2012	$18.46785	$21.42238	1,736
01/01/2013 to 12/31/2013	$21.42238	$21.22770	1,163
01/01/2014 to 12/31/2014	$21.22770	$26.27289	4,950
01/01/2015 to 12/31/2015	$26.27289	$26.09452	1,741
01/01/2016 to 12/31/2016	$26.09452	$27.31302	1,186
01/01/2017 to 12/31/2017	$27.31302	$29.21720	2,040
01/01/2018 to 12/31/2018	$29.21720	$27.27574	782
ProFund VP Rising Rates Opportunity
01/01/2009 to 12/31/2009	$3.86433	$5.05698	82,738
01/01/2010 to 12/31/2010	$5.05698	$4.20399	116,704
01/01/2011 to 12/31/2011	$4.20399	$2.60119	73,818
01/01/2012 to 12/31/2012	$2.60119	$2.39656	55,376
01/01/2013 to 12/31/2013	$2.39656	$2.76355	49,060
01/01/2014 to 12/31/2014	$2.76355	$1.90813	43,196
01/01/2015 to 12/31/2015	$1.90813	$1.85908	37,638
01/01/2016 to 12/31/2016	$1.85908	$1.74555	59,255
01/01/2017 to 12/31/2017	$1.74555	$1.52237	42,283
01/01/2018 to 12/31/2018	$1.52237	$1.56980	42,361

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Semiconductor
01/01/2009 to 12/31/2009	$3.79418	$6.15973	36,623
01/01/2010 to 12/31/2010	$6.15973	$6.85465	2,480
01/01/2011 to 12/31/2011	$6.85465	$6.52156	2,141
01/01/2012 to 12/31/2012	$6.52156	$6.18703	2,140
01/01/2013 to 12/31/2013	$6.18703	$8.17557	1,862
01/01/2014 to 12/31/2014	$8.17557	$10.88863	6,510
01/01/2015 to 12/31/2015	$10.88863	$10.46974	3,470
01/01/2016 to 12/31/2016	$10.46974	$13.23736	3,541
01/01/2017 to 12/31/2017	$13.23736	$17.76490	5,013
01/01/2018 to 12/31/2018	$17.76490	$15.78684	3,000
ProFund VP Short Mid-Cap
01/01/2009 to 12/31/2009	$10.41721	$6.66288	2,862
01/01/2010 to 12/31/2010	$6.66288	$4.89150	3,887
01/01/2011 to 12/31/2011	$4.89150	$4.44434	1,146
01/01/2012 to 12/31/2012	$4.44434	$3.56594	16
01/01/2013 to 12/31/2013	$3.56594	$2.55246	16
01/01/2014 to 12/31/2014	$2.55246	$2.21259	16
01/01/2015 to 12/31/2015	$2.21259	$2.15302	16
01/01/2016 to 12/31/2016	$2.15302	$1.70120	17
01/01/2017 to 12/31/2017	$1.70120	$1.43402	17
01/01/2018 to 12/31/2018	$1.43402	$1.57534	8,701
ProFund VP Short NASDAQ-100
01/01/2009 to 12/31/2009	$7.55398	$4.43764	27,423
01/01/2010 to 12/31/2010	$4.43764	$3.46253	69,389
01/01/2011 to 12/31/2011	$3.46253	$3.06893	35,450
01/01/2012 to 12/31/2012	$3.06893	$2.46716	36,583
01/01/2013 to 12/31/2013	$2.46716	$1.72430	36,044
01/01/2014 to 12/31/2014	$1.72430	$1.37625	42,471
01/01/2015 to 12/31/2015	$1.37625	$1.18485	129,117
01/01/2016 to 12/31/2016	$1.18485	$1.05505	141,645
01/01/2017 to 12/31/2017	$1.05505	$0.78088	34,378
01/01/2018 to 12/31/2018	$0.78088	$0.75070	43,889
ProFund VP Short Small-Cap
01/01/2009 to 12/31/2009	$10.18738	$6.82048	38
01/01/2010 to 12/31/2010	$6.82048	$4.79791	270
01/01/2011 to 12/31/2011	$4.79791	$4.31816	521
01/01/2012 to 12/31/2012	$4.31816	$3.46429	38
01/01/2013 to 12/31/2013	$3.46429	$2.35792	37
01/01/2014 to 12/31/2014	$2.35792	$2.11885	38
01/01/2015 to 12/31/2015	$2.11885	$2.08044	37
01/01/2016 to 12/31/2016	$2.08044	$1.61496	6,446
01/01/2017 to 12/31/2017	$1.61496	$1.37180	37
01/01/2018 to 12/31/2018	$1.37180	$1.49914	8,330
ProFund VP Small-Cap Growth
01/01/2009 to 12/31/2009	$9.39032	$11.72927	22,489
01/01/2010 to 12/31/2010	$11.72927	$14.59912	16,200
01/01/2011 to 12/31/2011	$14.59912	$14.63853	5,311
01/01/2012 to 12/31/2012	$14.63853	$16.30089	3,271
01/01/2013 to 12/31/2013	$16.30089	$22.66155	21,627
01/01/2014 to 12/31/2014	$22.66155	$22.92253	6,434
01/01/2015 to 12/31/2015	$22.92253	$22.95950	20,724
01/01/2016 to 12/31/2016	$22.95950	$27.32969	17,518
01/01/2017 to 12/31/2017	$27.32969	$30.56616	16,200
01/01/2018 to 12/31/2018	$30.56616	$28.51967	4,776

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Small-Cap Value
01/01/2009 to 12/31/2009	$8.51933	$10.15490	17,212
01/01/2010 to 12/31/2010	$10.15490	$12.27543	18,897
01/01/2011 to 12/31/2011	$12.27543	$11.65434	18,667
01/01/2012 to 12/31/2012	$11.65434	$13.40166	13,065
01/01/2013 to 12/31/2013	$13.40166	$18.26621	8,439
01/01/2014 to 12/31/2014	$18.26621	$19.13502	8,059
01/01/2015 to 12/31/2015	$19.13502	$17.37554	8,937
01/01/2016 to 12/31/2016	$17.37554	$22.15227	13,458
01/01/2017 to 12/31/2017	$22.15227	$24.06107	10,212
01/01/2018 to 12/31/2018	$24.06107	$20.43314	8,693
ProFund VP Technology
01/01/2009 to 12/31/2009	$3.32064	$5.30665	54,848
01/01/2010 to 12/31/2010	$5.30665	$5.81748	9,553
01/01/2011 to 12/31/2011	$5.81748	$5.68076	12,645
01/01/2012 to 12/31/2012	$5.68076	$6.20352	13,585
01/01/2013 to 12/31/2013	$6.20352	$7.68860	2,222
01/01/2014 to 12/31/2014	$7.68860	$8.99066	6,031
01/01/2015 to 12/31/2015	$8.99066	$9.11459	4,037
01/01/2016 to 12/31/2016	$9.11459	$10.13755	6,580
01/01/2017 to 12/31/2017	$10.13755	$13.56774	11,055
01/01/2018 to 12/31/2018	$13.56774	$13.12298	9,795
ProFund VP Telecommunications
01/01/2009 to 12/31/2009	$4.35447	$4.62654	20,232
01/01/2010 to 12/31/2010	$4.62654	$5.29873	40,615
01/01/2011 to 12/31/2011	$5.29873	$5.34384	19,077
01/01/2012 to 12/31/2012	$5.34384	$6.16412	18,651
01/01/2013 to 12/31/2013	$6.16412	$6.83898	18,197
01/01/2014 to 12/31/2014	$6.83898	$6.80891	18,160
01/01/2015 to 12/31/2015	$6.80891	$6.84336	19,512
01/01/2016 to 12/31/2016	$6.84336	$8.24235	17,485
01/01/2017 to 12/31/2017	$8.24235	$7.98693	19,025
01/01/2018 to 12/31/2018	$7.98693	$6.71239	26,687
ProFund VP U.S. Government Plus
01/01/2009 to 12/31/2009	$19.76971	$13.18811	30,635
01/01/2010 to 12/31/2010	$13.18811	$14.37530	11,626
01/01/2011 to 12/31/2011	$14.37530	$20.42486	16,919
01/01/2012 to 12/31/2012	$20.42486	$20.41706	11,913
01/01/2013 to 12/31/2013	$20.41706	$16.34970	8,884
01/01/2014 to 12/31/2014	$16.34970	$22.07674	9,008
01/01/2015 to 12/31/2015	$22.07674	$20.62305	9,263
01/01/2016 to 12/31/2016	$20.62305	$20.35460	8,732
01/01/2017 to 12/31/2017	$20.35460	$22.06358	14,618
01/01/2018 to 12/31/2018	$22.06358	$20.65720	8,673
ProFund VP UltraBull
01/01/2009 to 12/31/2009	$3.32252	$4.75768	21,618
01/01/2010 to 12/31/2010	$4.75768	$5.75411	13,539
01/01/2011 to 12/31/2011	$5.75411	$5.42163	4,602
01/01/2012 to 12/31/2012	$5.42163	$6.91923	2,633
01/01/2013 to 12/31/2013	$6.91923	$11.51154	2,566
01/01/2014 to 12/31/2014	$11.51154	$14.04483	2,412
01/01/2015 to 12/31/2015	$14.04483	$13.50353	2,050
01/01/2016 to 12/31/2016	$13.50353	$15.85555	1,693
01/01/2017 to 12/31/2017	$15.85555	$22.13627	2,241
01/01/2018 to 12/31/2018	$22.13627	$18.51582	637

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP UltraMid-Cap
01/01/2009 to 12/31/2009	$5.27163	$8.65223	55,301
01/01/2010 to 12/31/2010	$8.65223	$12.82086	28,984
01/01/2011 to 12/31/2011	$12.82086	$10.96056	17,546
01/01/2012 to 12/31/2012	$10.96056	$14.37614	14,827
01/01/2013 to 12/31/2013	$14.37614	$24.28232	9,370
01/01/2014 to 12/31/2014	$24.28232	$27.72790	9,965
01/01/2015 to 12/31/2015	$27.72790	$24.93927	10,800
01/01/2016 to 12/31/2016	$24.93927	$34.05098	9,137
01/01/2017 to 12/31/2017	$34.05098	$43.43997	8,464
01/01/2018 to 12/31/2018	$43.43997	$31.49112	7,201
ProFund VP UltraNASDAQ-100
01/01/2009 to 12/31/2009	$0.45563	$0.98937	403,655
01/01/2010 to 12/31/2010	$0.98937	$1.32444	339,500
01/01/2011 to 12/31/2011	$1.32444	$1.29560	278,040
01/01/2012 to 12/31/2012	$1.29560	$1.71562	263,379
01/01/2013 to 12/31/2013	$1.71562	$3.04092	206,334
01/01/2014 to 12/31/2014	$3.04092	$4.08946	225,111
01/01/2015 to 12/31/2015	$4.08946	$4.59933	213,047
01/01/2016 to 12/31/2016	$4.59933	$4.94607	127,727
01/01/2017 to 12/31/2017	$4.94607	$8.24287	86,305
01/01/2018 to 12/31/2018	$8.24287	$7.37405	64,744
ProFund VP UltraSmall-Cap
01/01/2009 to 12/31/2009	$4.35662	$6.04602	25,576
01/01/2010 to 12/31/2010	$6.04602	$8.88510	13,899
01/01/2011 to 12/31/2011	$8.88510	$7.13972	6,903
01/01/2012 to 12/31/2012	$7.13972	$9.15432	6,607
01/01/2013 to 12/31/2013	$9.15432	$16.91670	2,604
01/01/2014 to 12/31/2014	$16.91670	$17.64843	1,617
01/01/2015 to 12/31/2015	$17.64843	$15.20494	1,026
01/01/2016 to 12/31/2016	$15.20494	$21.01310	1,010
01/01/2017 to 12/31/2017	$21.01310	$26.04579	766
01/01/2018 to 12/31/2018	$26.04579	$18.83442	64
ProFund VP Utilities
01/01/2009 to 12/31/2009	$9.18715	$10.07175	13,566
01/01/2010 to 12/31/2010	$10.07175	$10.56430	8,032
01/01/2011 to 12/31/2011	$10.56430	$12.29001	10,351
01/01/2012 to 12/31/2012	$12.29001	$12.18403	7,869
01/01/2013 to 12/31/2013	$12.18403	$13.66812	5,182
01/01/2014 to 12/31/2014	$13.66812	$17.03396	8,568
01/01/2015 to 12/31/2015	$17.03396	$15.78392	11,264
01/01/2016 to 12/31/2016	$15.78392	$17.98227	18,781
01/01/2017 to 12/31/2017	$17.98227	$19.69713	17,695
01/01/2018 to 12/31/2018	$19.69713	$20.06162	15,981
Wells Fargo VT International Equity Fund - Class 1
07/16/2010* to 12/31/2010	$12.48530	$15.14263	24,499
01/01/2011 to 12/31/2011	$15.14263	$13.07413	29,906
01/01/2012 to 12/31/2012	$13.07413	$14.71396	29,228
01/01/2013 to 12/31/2013	$14.71396	$17.47114	30,007
01/01/2014 to 12/31/2014	$17.47114	$16.37967	24,619
01/01/2015 to 12/31/2015	$16.37967	$16.58813	24,849
01/01/2016 to 12/31/2016	$16.58813	$16.95718	26,081
01/01/2017 to 12/31/2017	$16.95718	$20.96122	24,234
01/01/2018 to 12/31/2018	$20.96122	$17.25205	19,917

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Wells Fargo VT Omega Growth Fund - Class 1
07/16/2010* to 12/31/2010	$11.33975	$14.34444	6,844
01/01/2011 to 12/31/2011	$14.34444	$13.44045	14,852
01/01/2012 to 12/31/2012	$13.44045	$16.06761	10,531
01/01/2013 to 12/31/2013	$16.06761	$22.30424	9,762
01/01/2014 to 12/31/2014	$22.30424	$22.98389	17,102
01/01/2015 to 12/31/2015	$22.98389	$23.12283	12,954
01/01/2016 to 12/31/2016	$23.12283	$23.06769	12,271
01/01/2017 to 12/31/2017	$23.06769	$30.81990	4,887
01/01/2018 to 12/31/2018	$30.81990	$30.66841	4,886
Wells Fargo VT Small Cap Growth Fund - Class 1
07/16/2010* to 12/31/2010	$9.59345	$12.28578	11,217
01/01/2011 to 12/31/2011	$12.28578	$11.63491	9,036
01/01/2012 to 12/31/2012	$11.63491	$12.45280	6,706
01/01/2013 to 12/31/2013	$12.45280	$18.56099	5,797
01/01/2014 to 12/31/2014	$18.56099	$18.06774	6,221
01/01/2015 to 12/31/2015	$18.06774	$17.41582	7,082
01/01/2016 to 12/31/2016	$17.41582	$18.63937	6,894
01/01/2017 to 12/31/2017	$18.63937	$23.27698	6,784
01/01/2018 to 12/31/2018	$23.27698	$23.38263	6,771
*Denotes the start date of these sub-accounts

ASAP III
Prudential Annuities Life Assurance Corporation
Statement of Additional Information
ACCUMULATION UNIT VALUES: Qualified Beneficiary Continuation Option - 1.40% Settlement Service Charge

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ACCESS VP High Yield Fund
01/01/2009 to 12/31/2009	$11.14682	$12.84961	519,456
01/01/2010 to 12/31/2010	$12.84961	$14.74426	475,834
01/01/2011 to 12/31/2011	$14.74426	$14.93732	811,977
01/01/2012 to 12/31/2012	$14.93732	$16.80799	437,797
01/01/2013 to 12/31/2013	$16.80799	$18.23296	411,871
01/01/2014 to 12/31/2014	$18.23296	$18.39818	212,263
01/01/2015 to 12/31/2015	$18.39818	$18.16848	171,799
01/01/2016 to 12/31/2016	$18.16848	$19.52719	323,359
01/01/2017 to 12/31/2017	$19.52719	$20.17762	146,352
01/01/2018 to 12/31/2018	$20.17762	$19.77196	121,609
AST Academic Strategies Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$7.99093	$9.79831	8,412,160
01/01/2010 to 12/31/2010	$9.79831	$10.81708	6,859,093
01/01/2011 to 12/31/2011	$10.81708	$10.38228	5,711,531
01/01/2012 to 12/31/2012	$10.38228	$11.52309	4,919,010
01/01/2013 to 12/31/2013	$11.52309	$12.49500	4,374,574
01/01/2014 to 12/31/2014	$12.49500	$12.79047	4,483,855
01/01/2015 to 12/31/2015	$12.79047	$12.20555	4,600,461
01/01/2016 to 12/31/2016	$12.20555	$12.79746	5,742,579
01/01/2017 to 12/31/2017	$12.79746	$14.20671	6,692,496
01/01/2018 to 12/31/2018	$14.20671	$12.86718	6,259,360
AST Advanced Strategies Portfolio
01/01/2009 to 12/31/2009	$7.98154	$9.93166	1,932,680
01/01/2010 to 12/31/2010	$9.93166	$11.13490	1,675,735
01/01/2011 to 12/31/2011	$11.13490	$10.99153	1,435,903
01/01/2012 to 12/31/2012	$10.99153	$12.31673	1,418,761
01/01/2013 to 12/31/2013	$12.31673	$14.15498	1,598,371
01/01/2014 to 12/31/2014	$14.15498	$14.80940	2,050,271
01/01/2015 to 12/31/2015	$14.80940	$14.71926	2,247,984
01/01/2016 to 12/31/2016	$14.71926	$15.54500	2,972,623
01/01/2017 to 12/31/2017	$15.54500	$17.92228	3,782,375
01/01/2018 to 12/31/2018	$17.92228	$16.62986	3,872,669
AST AQR Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99884	$11.65743	0
01/01/2014 to 12/31/2014	$11.65743	$13.00803	0
01/01/2015 to 12/31/2015	$13.00803	$13.04744	0
01/01/2016 to 12/31/2016	$13.04744	$14.24209	0
01/01/2017 to 12/31/2017	$14.24209	$17.15168	0
01/01/2018 to 12/31/2018	$17.15168	$15.53472	0
AST Balanced Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$8.26563	$10.04850	6,105,409
01/01/2010 to 12/31/2010	$10.04850	$11.12800	5,591,782
01/01/2011 to 12/31/2011	$11.12800	$10.83909	4,650,465
01/01/2012 to 12/31/2012	$10.83909	$12.02056	4,624,114
01/01/2013 to 12/31/2013	$12.02056	$13.94397	4,676,417
01/01/2014 to 12/31/2014	$13.94397	$14.64544	4,804,832
01/01/2015 to 12/31/2015	$14.64544	$14.50914	4,847,477
01/01/2016 to 12/31/2016	$14.50914	$15.20743	5,334,345
01/01/2017 to 12/31/2017	$15.20743	$17.23020	5,926,848
01/01/2018 to 12/31/2018	$17.23020	$16.14950	5,745,479

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99884	$9.18257	1,406
01/01/2012 to 12/31/2012	$9.18257	$10.13096	2,274
01/01/2013 to 12/31/2013	$10.13096	$11.07327	9,626
01/01/2014 to 12/31/2014	$11.07327	$11.45274	22,747
01/01/2015 to 12/31/2015	$11.45274	$10.95358	23,007
01/01/2016 to 12/31/2016	$10.95358	$11.55229	80,166
01/01/2017 to 12/31/2017	$11.55229	$12.82755	185,151
01/01/2018 to 12/31/2018	$12.82755	$11.97934	171,097
AST BlackRock Low Duration Bond Portfolio
01/01/2009 to 12/31/2009	$15.73455	$17.10139	13,071,883
01/01/2010 to 12/31/2010	$17.10139	$17.51939	10,893,336
01/01/2011 to 12/31/2011	$17.51939	$17.66265	8,916,345
01/01/2012 to 12/31/2012	$17.66265	$18.23283	7,531,093
01/01/2013 to 12/31/2013	$18.23283	$17.58676	6,726,178
01/01/2014 to 12/31/2014	$17.58676	$17.32373	5,672,418
01/01/2015 to 12/31/2015	$17.32373	$17.16383	5,016,699
01/01/2016 to 12/31/2016	$17.16383	$17.20130	4,396,300
01/01/2017 to 12/31/2017	$17.20130	$17.24996	4,031,538
01/01/2018 to 12/31/2018	$17.24996	$17.13398	3,463,246
AST BlackRock/Loomis Sayles Bond Portfolio
01/01/2009 to 12/31/2009	$19.03675	$21.87221	20,632,079
01/01/2010 to 12/31/2010	$21.87221	$23.23050	16,943,180
01/01/2011 to 12/31/2011	$23.23050	$23.63362	13,842,732
01/01/2012 to 12/31/2012	$23.63362	$25.47464	12,338,264
01/01/2013 to 12/31/2013	$25.47464	$24.65660	9,995,014
01/01/2014 to 12/31/2014	$24.65660	$25.34004	8,475,614
01/01/2015 to 12/31/2015	$25.34004	$24.45863	7,091,995
01/01/2016 to 12/31/2016	$24.45863	$25.13649	6,161,602
01/01/2017 to 12/31/2017	$25.13649	$25.86657	5,412,083
01/01/2018 to 12/31/2018	$25.86657	$25.33412	4,629,873
AST Bond Portfolio 2020
01/02/2009* to 12/31/2009	$9.99923	$8.82470	0
01/01/2010 to 12/31/2010	$8.82470	$9.73183	0
01/01/2011 to 12/31/2011	$9.73183	$11.38772	0
01/01/2012 to 12/31/2012	$11.38772	$11.93774	0
01/01/2013 to 12/31/2013	$11.93774	$11.00367	0
01/01/2014 to 12/31/2014	$11.00367	$11.51790	0
01/01/2015 to 12/31/2015	$11.51790	$11.53001	0
01/01/2016 to 12/31/2016	$11.53001	$11.59126	0
01/01/2017 to 12/31/2017	$11.59126	$11.53053	0
01/01/2018 to 12/31/2018	$11.53053	$11.40130	0
AST Capital Growth Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$7.78589	$9.62144	7,140,551
01/01/2010 to 12/31/2010	$9.62144	$10.75564	5,658,094
01/01/2011 to 12/31/2011	$10.75564	$10.34786	4,500,509
01/01/2012 to 12/31/2012	$10.34786	$11.60294	3,975,636
01/01/2013 to 12/31/2013	$11.60294	$14.03527	4,084,010
01/01/2014 to 12/31/2014	$14.03527	$14.80675	5,123,719
01/01/2015 to 12/31/2015	$14.80675	$14.67740	5,614,019
01/01/2016 to 12/31/2016	$14.67740	$15.46167	7,327,067
01/01/2017 to 12/31/2017	$15.46167	$17.97320	9,793,434
01/01/2018 to 12/31/2018	$17.97320	$16.61840	9,994,935

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99884	$11.68836	0
01/01/2014 to 12/31/2014	$11.68836	$13.09321	0
01/01/2015 to 12/31/2015	$13.09321	$12.44886	0
01/01/2016 to 12/31/2016	$12.44886	$14.10317	861
01/01/2017 to 12/31/2017	$14.10317	$16.46541	723
01/01/2018 to 12/31/2018	$16.46541	$15.45991	389
AST Cohen & Steers Realty Portfolio
01/01/2009 to 12/31/2009	$15.16868	$19.73162	2,536,513
01/01/2010 to 12/31/2010	$19.73162	$25.03747	2,054,835
01/01/2011 to 12/31/2011	$25.03747	$26.31435	1,636,127
01/01/2012 to 12/31/2012	$26.31435	$29.92769	1,447,772
01/01/2013 to 12/31/2013	$29.92769	$30.43333	1,232,613
01/01/2014 to 12/31/2014	$30.43333	$39.28369	1,115,800
01/01/2015 to 12/31/2015	$39.28369	$40.60997	942,477
01/01/2016 to 12/31/2016	$40.60997	$41.97061	831,813
01/01/2017 to 12/31/2017	$41.97061	$43.96916	686,176
01/01/2018 to 12/31/2018	$43.96916	$41.28906	583,093
AST Fidelity Institutional AM® Quantitative Portfolio
formerly,AST FI Pyramis® Quantitative Portfolio
01/01/2009 to 12/31/2009	$7.32975	$8.95084	1,998,747
01/01/2010 to 12/31/2010	$8.95084	$10.09316	1,518,117
01/01/2011 to 12/31/2011	$10.09316	$9.80224	1,238,744
01/01/2012 to 12/31/2012	$9.80224	$10.69269	1,185,031
01/01/2013 to 12/31/2013	$10.69269	$12.09924	1,160,646
01/01/2014 to 12/31/2014	$12.09924	$12.30584	1,332,058
01/01/2015 to 12/31/2015	$12.30584	$12.25376	1,520,140
01/01/2016 to 12/31/2016	$12.25376	$12.59645	2,103,119
01/01/2017 to 12/31/2017	$12.59645	$14.46644	2,642,395
01/01/2018 to 12/31/2018	$14.46644	$13.15816	2,463,134
AST Global Real Estate Portfolio
01/01/2009 to 12/31/2009	$6.12063	$8.15324	870
01/01/2010 to 12/31/2010	$8.15324	$9.66300	613
01/01/2011 to 12/31/2011	$9.66300	$9.04780	1,153
01/01/2012 to 12/31/2012	$9.04780	$11.31224	4,307
01/01/2013 to 12/31/2013	$11.31224	$11.63885	4,634
01/01/2014 to 12/31/2014	$11.63885	$13.07381	9,529
01/01/2015 to 12/31/2015	$13.07381	$12.87917	9,006
01/01/2016 to 12/31/2016	$12.87917	$12.81297	9,651
01/01/2017 to 12/31/2017	$12.81297	$14.00933	12,593
01/01/2018 to 12/31/2018	$14.00933	$13.16170	11,053
AST Goldman Sachs Large-Cap Value Portfolio
01/01/2009 to 12/31/2009	$22.05507	$25.91920	9,504,835
01/01/2010 to 12/31/2010	$25.91920	$28.84949	7,333,264
01/01/2011 to 12/31/2011	$28.84949	$26.87621	5,879,232
01/01/2012 to 12/31/2012	$26.87621	$31.71129	4,811,343
01/01/2013 to 12/31/2013	$31.71129	$41.75519	4,091,526
01/01/2014 to 12/31/2014	$41.75519	$46.57737	3,561,789
01/01/2015 to 12/31/2015	$46.57737	$43.80310	3,597,245
01/01/2016 to 12/31/2016	$43.80310	$48.17596	3,118,732
01/01/2017 to 12/31/2017	$48.17596	$52.13310	2,787,143
01/01/2018 to 12/31/2018	$52.13310	$47.01628	2,434,686

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Goldman Sachs Mid-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$3.07198	$4.75836	8,121,170
01/01/2010 to 12/31/2010	$4.75836	$5.62196	6,101,814
01/01/2011 to 12/31/2011	$5.62196	$5.37833	4,535,367
01/01/2012 to 12/31/2012	$5.37833	$6.34316	3,777,430
01/01/2013 to 12/31/2013	$6.34316	$8.26777	3,161,832
01/01/2014 to 12/31/2014	$8.26777	$9.09175	2,703,265
01/01/2015 to 12/31/2015	$9.09175	$8.45477	15,980,177
01/01/2016 to 12/31/2016	$8.45477	$8.47380	13,867,971
01/01/2017 to 12/31/2017	$8.47380	$10.61894	12,270,682
01/01/2018 to 12/31/2018	$10.61894	$10.01412	10,727,702
AST Goldman Sachs Multi-Asset Portfolio
01/01/2009 to 12/31/2009	$7.60283	$9.24941	933,725
01/01/2010 to 12/31/2010	$9.24941	$10.17756	937,483
01/01/2011 to 12/31/2011	$10.17756	$9.98438	864,621
01/01/2012 to 12/31/2012	$9.98438	$10.84167	904,960
01/01/2013 to 12/31/2013	$10.84167	$11.73963	789,219
01/01/2014 to 12/31/2014	$11.73963	$12.04311	693,533
01/01/2015 to 12/31/2015	$12.04311	$11.76656	588,251
01/01/2016 to 12/31/2016	$11.76656	$12.21187	574,531
01/01/2017 to 12/31/2017	$12.21187	$13.52030	672,294
01/01/2018 to 12/31/2018	$13.52030	$12.38918	654,658
AST Goldman Sachs Small-Cap Value Portfolio
05/01/2009* to 12/31/2009	$17.78780	$22.90617	2,739,839
01/01/2010 to 12/31/2010	$22.90617	$28.63102	2,139,113
01/01/2011 to 12/31/2011	$28.63102	$28.59829	1,706,410
01/01/2012 to 12/31/2012	$28.59829	$32.62172	1,431,288
01/01/2013 to 12/31/2013	$32.62172	$44.64913	1,250,722
01/01/2014 to 12/31/2014	$44.64913	$47.19296	1,086,290
01/01/2015 to 12/31/2015	$47.19296	$43.97560	935,154
01/01/2016 to 12/31/2016	$43.97560	$53.90327	800,779
01/01/2017 to 12/31/2017	$53.90327	$59.62848	694,243
01/01/2018 to 12/31/2018	$59.62848	$50.52072	599,847
AST Government Money Market Portfolio
01/01/2009 to 12/31/2009	$14.25018	$14.08505	34,323,383
01/01/2010 to 12/31/2010	$14.08505	$13.89154	24,767,851
01/01/2011 to 12/31/2011	$13.89154	$13.70035	21,146,279
01/01/2012 to 12/31/2012	$13.70035	$13.50952	17,079,423
01/01/2013 to 12/31/2013	$13.50952	$13.32015	13,291,565
01/01/2014 to 12/31/2014	$13.32015	$13.13385	13,654,097
01/01/2015 to 12/31/2015	$13.13385	$12.95008	12,534,974
01/01/2016 to 12/31/2016	$12.95008	$12.76926	11,390,209
01/01/2017 to 12/31/2017	$12.76926	$12.63397	10,159,311
01/01/2018 to 12/31/2018	$12.63397	$12.61802	10,291,957
AST High Yield Portfolio
01/01/2009 to 12/31/2009	$13.17420	$17.60796	7,533,659
01/01/2010 to 12/31/2010	$17.60796	$19.70522	6,013,578
01/01/2011 to 12/31/2011	$19.70522	$20.04621	4,860,005
01/01/2012 to 12/31/2012	$20.04621	$22.50759	4,606,006
01/01/2013 to 12/31/2013	$22.50759	$23.78603	3,969,184
01/01/2014 to 12/31/2014	$23.78603	$24.05291	2,555,840
01/01/2015 to 12/31/2015	$24.05291	$22.87106	2,162,116
01/01/2016 to 12/31/2016	$22.87106	$26.02347	2,049,277
01/01/2017 to 12/31/2017	$26.02347	$27.57716	1,858,588
01/01/2018 to 12/31/2018	$27.57716	$26.64894	1,411,625

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Hotchkis & Wiley Large-Cap Value Portfolio
01/01/2009 to 12/31/2009	$14.69947	$17.31043	6,166,484
01/01/2010 to 12/31/2010	$17.31043	$19.31418	4,821,463
01/01/2011 to 12/31/2011	$19.31418	$18.24735	3,892,159
01/01/2012 to 12/31/2012	$18.24735	$21.02975	3,307,201
01/01/2013 to 12/31/2013	$21.02975	$29.00062	2,912,200
01/01/2014 to 12/31/2014	$29.00062	$32.52544	2,587,068
01/01/2015 to 12/31/2015	$32.52544	$29.55705	2,241,065
01/01/2016 to 12/31/2016	$29.55705	$34.93974	2,017,175
01/01/2017 to 12/31/2017	$34.93974	$41.06394	1,762,498
01/01/2018 to 12/31/2018	$41.06394	$34.75632	1,560,509
AST International Growth Portfolio
01/01/2009 to 12/31/2009	$12.39204	$16.53050	12,029,702
01/01/2010 to 12/31/2010	$16.53050	$18.66208	9,350,779
01/01/2011 to 12/31/2011	$18.66208	$16.02292	7,616,795
01/01/2012 to 12/31/2012	$16.02292	$19.01608	6,293,086
01/01/2013 to 12/31/2013	$19.01608	$22.32299	5,340,846
01/01/2014 to 12/31/2014	$22.32299	$20.79446	4,821,411
01/01/2015 to 12/31/2015	$20.79446	$21.14883	4,259,448
01/01/2016 to 12/31/2016	$21.14883	$20.06551	3,802,360
01/01/2017 to 12/31/2017	$20.06551	$26.79441	3,321,745
01/01/2018 to 12/31/2018	$26.79441	$22.89556	2,982,285
AST International Value Portfolio
01/01/2009 to 12/31/2009	$12.54807	$16.14579	3,231,676
01/01/2010 to 12/31/2010	$16.14579	$17.68409	2,556,374
01/01/2011 to 12/31/2011	$17.68409	$15.24863	2,148,928
01/01/2012 to 12/31/2012	$15.24863	$17.54225	1,527,083
01/01/2013 to 12/31/2013	$17.54225	$20.66374	1,321,160
01/01/2014 to 12/31/2014	$20.66374	$19.00863	1,138,759
01/01/2015 to 12/31/2015	$19.00863	$18.89569	1,039,181
01/01/2016 to 12/31/2016	$18.89569	$18.73984	943,283
01/01/2017 to 12/31/2017	$18.73984	$22.69347	808,690
01/01/2018 to 12/31/2018	$22.69347	$18.76368	764,784
AST Investment Grade Bond Portfolio
01/01/2009 to 12/31/2009	$10.93209	$11.99745	0
01/01/2010 to 12/31/2010	$11.99745	$13.10836	0
01/01/2011 to 12/31/2011	$13.10836	$14.53353	3,256
01/01/2012 to 12/31/2012	$14.53353	$15.67712	39
01/01/2013 to 12/31/2013	$15.67712	$14.96580	0
01/01/2014 to 12/31/2014	$14.96580	$15.74930	0
01/01/2015 to 12/31/2015	$15.74930	$15.71099	0
01/01/2016 to 12/31/2016	$15.71099	$16.14275	0
01/01/2017 to 12/31/2017	$16.14275	$16.60376	0
01/01/2018 to 12/31/2018	$16.60376	$16.32633	210
AST J.P. Morgan Global Thematic Portfolio
01/01/2009 to 12/31/2009	$6.96417	$8.69781	330,295
01/01/2010 to 12/31/2010	$8.69781	$9.76106	409,522
01/01/2011 to 12/31/2011	$9.76106	$9.56973	437,253
01/01/2012 to 12/31/2012	$9.56973	$10.71735	411,264
01/01/2013 to 12/31/2013	$10.71735	$12.28784	374,150
01/01/2014 to 12/31/2014	$12.28784	$12.88688	536,073
01/01/2015 to 12/31/2015	$12.88688	$12.57340	467,108
01/01/2016 to 12/31/2016	$12.57340	$13.04442	464,173
01/01/2017 to 12/31/2017	$13.04442	$15.04310	582,641
01/01/2018 to 12/31/2018	$15.04310	$13.73794	515,629

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST J.P. Morgan International Equity Portfolio
01/01/2009 to 12/31/2009	$24.00705	$32.16453	3,101,048
01/01/2010 to 12/31/2010	$32.16453	$33.98828	2,383,365
01/01/2011 to 12/31/2011	$33.98828	$30.44657	1,957,140
01/01/2012 to 12/31/2012	$30.44657	$36.59713	1,679,191
01/01/2013 to 12/31/2013	$36.59713	$41.62765	1,487,091
01/01/2014 to 12/31/2014	$41.62765	$38.43226	1,330,411
01/01/2015 to 12/31/2015	$38.43226	$36.83514	1,220,771
01/01/2016 to 12/31/2016	$36.83514	$37.02219	1,083,383
01/01/2017 to 12/31/2017	$37.02219	$47.32249	991,687
01/01/2018 to 12/31/2018	$47.32249	$38.50595	867,932
AST J.P. Morgan Strategic Opportunities Portfolio
01/01/2009 to 12/31/2009	$17.65646	$21.24283	3,931,329
01/01/2010 to 12/31/2010	$21.24283	$22.47846	3,035,081
01/01/2011 to 12/31/2011	$22.47846	$22.21586	2,464,540
01/01/2012 to 12/31/2012	$22.21586	$24.25260	2,113,388
01/01/2013 to 12/31/2013	$24.25260	$26.55124	1,842,468
01/01/2014 to 12/31/2014	$26.55124	$27.60595	1,643,068
01/01/2015 to 12/31/2015	$27.60595	$27.16973	1,500,221
01/01/2016 to 12/31/2016	$27.16973	$27.81835	1,413,371
01/01/2017 to 12/31/2017	$27.81835	$30.76036	1,385,459
01/01/2018 to 12/31/2018	$30.76036	$28.77270	1,277,500
AST Jennison Large-Cap Growth Portfolio
11/16/2009* to 12/31/2009	$10.08423	$10.29401	0
01/01/2010 to 12/31/2010	$10.29401	$11.29861	0
01/01/2011 to 12/31/2011	$11.29861	$11.21440	5,109
01/01/2012 to 12/31/2012	$11.21440	$12.73653	4,872
01/01/2013 to 12/31/2013	$12.73653	$17.14136	11,180
01/01/2014 to 12/31/2014	$17.14136	$18.50771	10,771
01/01/2015 to 12/31/2015	$18.50771	$20.18925	15,521
01/01/2016 to 12/31/2016	$20.18925	$19.61564	10,131
01/01/2017 to 12/31/2017	$19.61564	$26.27170	8,741
01/01/2018 to 12/31/2018	$26.27170	$25.48460	9,553
AST Loomis Sayles Large-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$11.88928	$15.21143	17,981,040
01/01/2010 to 12/31/2010	$15.21143	$17.96108	13,671,294
01/01/2011 to 12/31/2011	$17.96108	$17.54824	10,865,925
01/01/2012 to 12/31/2012	$17.54824	$19.42466	9,007,613
01/01/2013 to 12/31/2013	$19.42466	$26.16486	7,501,705
01/01/2014 to 12/31/2014	$26.16486	$28.53062	12,766,161
01/01/2015 to 12/31/2015	$28.53062	$30.96453	11,125,810
01/01/2016 to 12/31/2016	$30.96453	$32.23431	9,727,048
01/01/2017 to 12/31/2017	$32.23431	$42.26955	8,377,526
01/01/2018 to 12/31/2018	$42.26955	$40.55449	7,331,268
AST MFS Global Equity Portfolio
01/01/2009 to 12/31/2009	$10.33342	$13.39896	2,460,934
01/01/2010 to 12/31/2010	$13.39896	$14.80290	1,882,386
01/01/2011 to 12/31/2011	$14.80290	$14.13870	1,567,778
01/01/2012 to 12/31/2012	$14.13870	$17.15779	1,345,547
01/01/2013 to 12/31/2013	$17.15779	$21.59260	1,264,615
01/01/2014 to 12/31/2014	$21.59260	$22.06323	1,103,149
01/01/2015 to 12/31/2015	$22.06323	$21.43554	990,398
01/01/2016 to 12/31/2016	$21.43554	$22.63908	892,389
01/01/2017 to 12/31/2017	$22.63908	$27.64470	828,684
01/01/2018 to 12/31/2018	$27.64470	$24.65191	771,766

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST MFS Growth Portfolio
01/01/2009 to 12/31/2009	$6.06772	$7.43685	15,520,099
01/01/2010 to 12/31/2010	$7.43685	$8.27021	12,292,529
01/01/2011 to 12/31/2011	$8.27021	$8.10610	10,114,014
01/01/2012 to 12/31/2012	$8.10610	$9.35791	8,473,688
01/01/2013 to 12/31/2013	$9.35791	$12.61384	7,258,837
01/01/2014 to 12/31/2014	$12.61384	$13.52051	6,366,054
01/01/2015 to 12/31/2015	$13.52051	$14.29487	5,673,031
01/01/2016 to 12/31/2016	$14.29487	$14.36454	4,990,752
01/01/2017 to 12/31/2017	$14.36454	$18.51334	4,441,709
01/01/2018 to 12/31/2018	$18.51334	$18.64522	3,893,316
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99884	$10.20638	0
01/01/2013 to 12/31/2013	$10.20638	$13.53586	0
01/01/2014 to 12/31/2014	$13.53586	$14.71003	0
01/01/2015 to 12/31/2015	$14.71003	$14.39916	0
01/01/2016 to 12/31/2016	$14.39916	$16.10701	0
01/01/2017 to 12/31/2017	$16.10701	$18.63600	0
01/01/2018 to 12/31/2018	$18.63600	$16.50864	0
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/01/2009 to 12/31/2009	$20.22783	$28.05100	7,001,733
01/01/2010 to 12/31/2010	$28.05100	$34.14026	5,420,696
01/01/2011 to 12/31/2011	$34.14026	$32.82655	4,323,383
01/01/2012 to 12/31/2012	$32.82655	$37.91024	3,538,167
01/01/2013 to 12/31/2013	$37.91024	$53.08199	3,045,986
01/01/2014 to 12/31/2014	$53.08199	$59.79739	2,639,121
01/01/2015 to 12/31/2015	$59.79739	$55.63673	2,282,455
01/01/2016 to 12/31/2016	$55.63673	$64.86000	1,994,227
01/01/2017 to 12/31/2017	$64.86000	$72.77285	1,728,285
01/01/2018 to 12/31/2018	$72.77285	$59.95055	1,521,349
AST New Discovery Asset Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99884	$10.34147	4,901,121
01/01/2013 to 12/31/2013	$10.34147	$12.12535	4,080,500
01/01/2014 to 12/31/2014	$12.12535	$12.56996	3,469,189
01/01/2015 to 12/31/2015	$12.56996	$12.24008	3,033,702
01/01/2016 to 12/31/2016	$12.24008	$12.59068	2,680,231
01/01/2017 to 12/31/2017	$12.59068	$14.46236	2,401,480
01/01/2018 to 12/31/2018	$14.46236	$13.07893	2,064,578
AST Parametric Emerging Markets Equity Portfolio
01/01/2009 to 12/31/2009	$5.58040	$9.16209	3,116
01/01/2010 to 12/31/2010	$9.16209	$11.04568	19,317
01/01/2011 to 12/31/2011	$11.04568	$8.68339	8,071
01/01/2012 to 12/31/2012	$8.68339	$10.09679	7,479
01/01/2013 to 12/31/2013	$10.09679	$9.97769	16,110
01/01/2014 to 12/31/2014	$9.97769	$9.37728	16,733
01/01/2015 to 12/31/2015	$9.37728	$7.69942	17,448
01/01/2016 to 12/31/2016	$7.69942	$8.53030	18,337
01/01/2017 to 12/31/2017	$8.53030	$10.62981	29,004
01/01/2018 to 12/31/2018	$10.62981	$9.00807	14,412

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Preservation Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$9.09407	$10.76349	5,607,892
01/01/2010 to 12/31/2010	$10.76349	$11.73478	5,322,609
01/01/2011 to 12/31/2011	$11.73478	$11.68598	5,359,826
01/01/2012 to 12/31/2012	$11.68598	$12.71758	5,429,828
01/01/2013 to 12/31/2013	$12.71758	$13.69461	4,824,905
01/01/2014 to 12/31/2014	$13.69461	$14.28270	4,770,903
01/01/2015 to 12/31/2015	$14.28270	$14.10302	4,771,117
01/01/2016 to 12/31/2016	$14.10302	$14.67423	5,403,196
01/01/2017 to 12/31/2017	$14.67423	$15.93508	6,037,162
01/01/2018 to 12/31/2018	$15.93508	$15.26462	6,058,564
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.01876	$10.07506	0
01/01/2012 to 12/31/2012	$10.07506	$10.64019	0
01/01/2013 to 12/31/2013	$10.64019	$10.24854	0
01/01/2014 to 12/31/2014	$10.24854	$10.71754	0
01/01/2015 to 12/31/2015	$10.71754	$10.53923	1,024
01/01/2016 to 12/31/2016	$10.53923	$10.82942	183
01/01/2017 to 12/31/2017	$10.82942	$11.28377	80
01/01/2018 to 12/31/2018	$11.28377	$11.03436	273
AST Prudential Growth Allocation Portfolio
01/01/2009 to 12/31/2009	$6.74471	$8.37763	1,360,956
01/01/2010 to 12/31/2010	$8.37763	$9.83135	1,121,959
01/01/2011 to 12/31/2011	$9.83135	$9.09146	986,838
01/01/2012 to 12/31/2012	$9.09146	$10.12224	1,006,570
01/01/2013 to 12/31/2013	$10.12224	$11.67981	908,794
01/01/2014 to 12/31/2014	$11.67981	$12.57551	1,537,876
01/01/2015 to 12/31/2015	$12.57551	$12.32353	2,144,128
01/01/2016 to 12/31/2016	$12.32353	$13.37799	3,114,057
01/01/2017 to 12/31/2017	$13.37799	$15.31448	6,106,309
01/01/2018 to 12/31/2018	$15.31448	$13.95200	5,913,093
AST QMA Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99884	$11.69708	0
01/01/2014 to 12/31/2014	$11.69708	$13.29120	0
01/01/2015 to 12/31/2015	$13.29120	$13.30735	0
01/01/2016 to 12/31/2016	$13.30735	$14.54588	0
01/01/2017 to 12/31/2017	$14.54588	$17.41375	0
01/01/2018 to 12/31/2018	$17.41375	$15.94084	0
AST QMA US Equity Alpha Portfolio
01/01/2009 to 12/31/2009	$8.83079	$10.60728	6,196,983
01/01/2010 to 12/31/2010	$10.60728	$12.03274	4,770,751
01/01/2011 to 12/31/2011	$12.03274	$12.27465	3,959,676
01/01/2012 to 12/31/2012	$12.27465	$14.37843	3,213,985
01/01/2013 to 12/31/2013	$14.37843	$18.77444	2,695,646
01/01/2014 to 12/31/2014	$18.77444	$21.69801	2,432,339
01/01/2015 to 12/31/2015	$21.69801	$22.05306	2,070,601
01/01/2016 to 12/31/2016	$22.05306	$24.97319	1,850,927
01/01/2017 to 12/31/2017	$24.97319	$30.10357	1,641,725
01/01/2018 to 12/31/2018	$30.10357	$27.24112	1,409,851

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99884	$8.91513	0
01/01/2012 to 12/31/2012	$8.91513	$9.94679	0
01/01/2013 to 12/31/2013	$9.94679	$12.00409	17,447
01/01/2014 to 12/31/2014	$12.00409	$12.60549	16,537
01/01/2015 to 12/31/2015	$12.60549	$12.44771	39,913
01/01/2016 to 12/31/2016	$12.44771	$13.04968	69,989
01/01/2017 to 12/31/2017	$13.04968	$15.20802	121,143
01/01/2018 to 12/31/2018	$15.20802	$14.01525	117,425
AST RCM World Trends Portfolio
01/01/2009 to 12/31/2009	$7.17332	$8.72709	1,086,235
01/01/2010 to 12/31/2010	$8.72709	$9.63045	1,076,591
01/01/2011 to 12/31/2011	$9.63045	$9.32329	1,088,402
01/01/2012 to 12/31/2012	$9.32329	$10.13781	1,208,847
01/01/2013 to 12/31/2013	$10.13781	$11.23930	1,075,643
01/01/2014 to 12/31/2014	$11.23930	$11.65145	1,047,164
01/01/2015 to 12/31/2015	$11.65145	$11.46930	988,104
01/01/2016 to 12/31/2016	$11.46930	$11.85353	1,029,666
01/01/2017 to 12/31/2017	$11.85353	$13.58528	977,838
01/01/2018 to 12/31/2018	$13.58528	$12.33556	981,054
AST Small-Cap Growth Opportunities Portfolio
01/01/2009 to 12/31/2009	$7.30302	$9.55274	2,973,182
01/01/2010 to 12/31/2010	$9.55274	$12.48459	2,233,337
01/01/2011 to 12/31/2011	$12.48459	$10.69598	6,022,637
01/01/2012 to 12/31/2012	$10.69598	$12.66302	4,924,697
01/01/2013 to 12/31/2013	$12.66302	$17.58140	4,045,290
01/01/2014 to 12/31/2014	$17.58140	$18.19175	3,549,857
01/01/2015 to 12/31/2015	$18.19175	$18.17646	3,140,831
01/01/2016 to 12/31/2016	$18.17646	$19.30237	2,781,597
01/01/2017 to 12/31/2017	$19.30237	$24.30313	2,483,573
01/01/2018 to 12/31/2018	$24.30313	$21.36279	2,227,050
AST Small-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$12.68177	$16.74425	2,693,794
01/01/2010 to 12/31/2010	$16.74425	$22.52232	2,310,461
01/01/2011 to 12/31/2011	$22.52232	$21.98983	1,837,485
01/01/2012 to 12/31/2012	$21.98983	$24.32164	1,542,659
01/01/2013 to 12/31/2013	$24.32164	$32.41614	1,330,742
01/01/2014 to 12/31/2014	$32.41614	$33.18308	1,114,092
01/01/2015 to 12/31/2015	$33.18308	$32.97563	1,029,965
01/01/2016 to 12/31/2016	$32.97563	$36.44149	895,312
01/01/2017 to 12/31/2017	$36.44149	$44.52618	795,697
01/01/2018 to 12/31/2018	$44.52618	$40.21010	691,095
AST Small-Cap Value Portfolio
01/01/2009 to 12/31/2009	$15.52371	$19.43917	5,742,455
01/01/2010 to 12/31/2010	$19.43917	$24.14936	4,383,068
01/01/2011 to 12/31/2011	$24.14936	$22.38867	3,448,221
01/01/2012 to 12/31/2012	$22.38867	$26.08383	2,840,903
01/01/2013 to 12/31/2013	$26.08383	$35.33780	2,399,560
01/01/2014 to 12/31/2014	$35.33780	$36.67867	2,110,720
01/01/2015 to 12/31/2015	$36.67867	$34.60647	1,874,038
01/01/2016 to 12/31/2016	$34.60647	$44.08811	1,609,327
01/01/2017 to 12/31/2017	$44.08811	$46.66633	1,396,957
01/01/2018 to 12/31/2018	$46.66633	$38.15322	1,225,607

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$18.94244	$23.18567	5,164,275
01/01/2010 to 12/31/2010	$23.18567	$25.49814	4,310,936
01/01/2011 to 12/31/2011	$25.49814	$25.64038	3,582,585
01/01/2012 to 12/31/2012	$25.64038	$28.69302	3,198,085
01/01/2013 to 12/31/2013	$28.69302	$33.05369	3,045,131
01/01/2014 to 12/31/2014	$33.05369	$34.50721	3,033,107
01/01/2015 to 12/31/2015	$34.50721	$34.03841	3,090,797
01/01/2016 to 12/31/2016	$34.03841	$36.09484	2,947,259
01/01/2017 to 12/31/2017	$36.09484	$41.07424	3,094,364
01/01/2018 to 12/31/2018	$41.07424	$38.33899	2,973,482
AST T. Rowe Price Large-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$9.45746	$14.30206	4,583,268
01/01/2010 to 12/31/2010	$14.30206	$16.33144	3,544,993
01/01/2011 to 12/31/2011	$16.33144	$15.83012	2,925,246
01/01/2012 to 12/31/2012	$15.83012	$18.35269	2,586,707
01/01/2013 to 12/31/2013	$18.35269	$26.06273	2,374,109
01/01/2014 to 12/31/2014	$26.06273	$27.84247	2,117,503
01/01/2015 to 12/31/2015	$27.84247	$30.08366	2,085,487
01/01/2016 to 12/31/2016	$30.08366	$30.46379	1,768,786
01/01/2017 to 12/31/2017	$30.46379	$41.41872	1,642,149
01/01/2018 to 12/31/2018	$41.41872	$42.41475	1,461,790
AST T. Rowe Price Large-Cap Value Portfolio
01/01/2009 to 12/31/2009	$8.86731	$10.33955	3,247,472
01/01/2010 to 12/31/2010	$10.33955	$11.46331	2,336,317
01/01/2011 to 12/31/2011	$11.46331	$11.24735	1,901,525
01/01/2012 to 12/31/2012	$11.24735	$12.57594	1,508,096
01/01/2013 to 12/31/2013	$12.57594	$16.69388	1,230,011
01/01/2014 to 12/31/2014	$16.69388	$16.71672	1,014,655
01/01/2015 to 12/31/2015	$16.71672	$15.48320	821,488
01/01/2016 to 12/31/2016	$15.48320	$16.20250	685,967
01/01/2017 to 12/31/2017	$16.20250	$18.62075	643,139
01/01/2018 to 12/31/2018	$18.62075	$16.57594	580,362
AST T. Rowe Price Natural Resources Portfolio
01/01/2009 to 12/31/2009	$31.62165	$46.56557	1,876,656
01/01/2010 to 12/31/2010	$46.56557	$55.30491	1,447,315
01/01/2011 to 12/31/2011	$55.30491	$46.39649	1,197,760
01/01/2012 to 12/31/2012	$46.39649	$47.40074	955,065
01/01/2013 to 12/31/2013	$47.40074	$53.92569	760,187
01/01/2014 to 12/31/2014	$53.92569	$48.72523	662,880
01/01/2015 to 12/31/2015	$48.72523	$38.79334	572,522
01/01/2016 to 12/31/2016	$38.79334	$47.66698	528,023
01/01/2017 to 12/31/2017	$47.66698	$51.84538	419,659
01/01/2018 to 12/31/2018	$51.84538	$42.60308	357,928
AST Templeton Global Bond Portfolio
01/01/2009 to 12/31/2009	$14.73239	$16.28603	4,059,242
01/01/2010 to 12/31/2010	$16.28603	$16.98032	3,320,976
01/01/2011 to 12/31/2011	$16.98032	$17.43333	2,810,279
01/01/2012 to 12/31/2012	$17.43333	$18.08731	2,390,182
01/01/2013 to 12/31/2013	$18.08731	$17.16465	2,112,886
01/01/2014 to 12/31/2014	$17.16465	$17.01852	1,970,013
01/01/2015 to 12/31/2015	$17.01852	$16.00536	1,674,070
01/01/2016 to 12/31/2016	$16.00536	$16.46945	1,449,888
01/01/2017 to 12/31/2017	$16.46945	$16.57098	1,320,550
01/01/2018 to 12/31/2018	$16.57098	$16.66437	1,139,725

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST WEDGE Capital Mid-Cap Value Portfolio
01/01/2009 to 12/31/2009	$8.36444	$11.45433	2,070,962
01/01/2010 to 12/31/2010	$11.45433	$13.96046	1,567,706
01/01/2011 to 12/31/2011	$13.96046	$13.29015	1,252,740
01/01/2012 to 12/31/2012	$13.29015	$15.51644	1,045,623
01/01/2013 to 12/31/2013	$15.51644	$20.25854	866,148
01/01/2014 to 12/31/2014	$20.25854	$22.96503	826,133
01/01/2015 to 12/31/2015	$22.96503	$21.14709	659,342
01/01/2016 to 12/31/2016	$21.14709	$23.76990	584,751
01/01/2017 to 12/31/2017	$23.76990	$27.78102	506,216
01/01/2018 to 12/31/2018	$27.78102	$22.86353	446,219
AST Wellington Management Hedged Equity Portfolio
01/01/2009 to 12/31/2009	$7.00603	$8.87198	1,692,634
01/01/2010 to 12/31/2010	$8.87198	$10.02815	1,379,070
01/01/2011 to 12/31/2011	$10.02815	$9.54634	1,023,053
01/01/2012 to 12/31/2012	$9.54634	$10.44870	894,290
01/01/2013 to 12/31/2013	$10.44870	$12.41476	1,073,146
01/01/2014 to 12/31/2014	$12.41476	$12.91475	900,417
01/01/2015 to 12/31/2015	$12.91475	$12.65328	811,799
01/01/2016 to 12/31/2016	$12.65328	$13.29053	872,743
01/01/2017 to 12/31/2017	$13.29053	$14.88638	886,232
01/01/2018 to 12/31/2018	$14.88638	$13.94339	803,011
AST Western Asset Core Plus Bond Portfolio
01/01/2009 to 12/31/2009	$9.32990	$10.26911	670,033
01/01/2010 to 12/31/2010	$10.26911	$10.91487	675,981
01/01/2011 to 12/31/2011	$10.91487	$11.41068	908,418
01/01/2012 to 12/31/2012	$11.41068	$12.13428	951,592
01/01/2013 to 12/31/2013	$12.13428	$11.78576	703,842
01/01/2014 to 12/31/2014	$11.78576	$12.45714	826,728
01/01/2015 to 12/31/2015	$12.45714	$12.43466	1,235,855
01/01/2016 to 12/31/2016	$12.43466	$12.89234	1,271,409
01/01/2017 to 12/31/2017	$12.89234	$13.51423	1,300,427
01/01/2018 to 12/31/2018	$13.51423	$13.02235	2,708,965
Invesco V.I. Diversified Dividend Fund - Series I
04/29/2011* to 12/31/2011	$9.99304	$9.13737	624,799
01/01/2012 to 12/31/2012	$9.13737	$10.69616	564,209
01/01/2013 to 12/31/2013	$10.69616	$13.81972	621,929
01/01/2014 to 12/31/2014	$13.81972	$15.37423	623,494
01/01/2015 to 12/31/2015	$15.37423	$15.47224	569,906
01/01/2016 to 12/31/2016	$15.47224	$17.51607	647,457
01/01/2017 to 12/31/2017	$17.51607	$18.75257	573,203
01/01/2018 to 12/31/2018	$18.75257	$17.08832	489,561
Invesco V.I. Mid Cap Growth Portfolio, Series I
04/27/2012* to 12/31/2012	$10.04999	$9.78279	761,755
01/01/2013 to 12/31/2013	$9.78279	$13.21634	672,946
01/01/2014 to 12/31/2014	$13.21634	$14.07858	556,578
01/01/2015 to 12/31/2015	$14.07858	$14.04890	503,128
01/01/2016 to 12/31/2016	$14.04890	$13.95742	440,226
01/01/2017 to 12/31/2017	$13.95742	$16.85791	382,817
01/01/2018 to 12/31/2018	$16.85791	$15.69253	356,979
NVIT Emerging Markets Fund Class D
08/05/2016* to 12/31/2016	$10.12653	$9.73940	1,383,423
01/01/2017 to 12/31/2017	$9.73940	$13.54995	1,249,165
01/01/2018 to 12/31/2018	$13.54995	$10.99337	1,137,104

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Asia 30
01/01/2009 to 12/31/2009	$14.15168	$21.51660	793,917
01/01/2010 to 12/31/2010	$21.51660	$24.16581	524,566
01/01/2011 to 12/31/2011	$24.16581	$17.39522	317,641
01/01/2012 to 12/31/2012	$17.39522	$19.80560	248,036
01/01/2013 to 12/31/2013	$19.80560	$22.45213	208,012
01/01/2014 to 12/31/2014	$22.45213	$21.79050	142,580
01/01/2015 to 12/31/2015	$21.79050	$19.47014	116,333
01/01/2016 to 12/31/2016	$19.47014	$19.32123	104,308
01/01/2017 to 12/31/2017	$19.32123	$25.31521	106,205
01/01/2018 to 12/31/2018	$25.31521	$20.31749	78,273
ProFund VP Banks
01/01/2009 to 12/31/2009	$5.07139	$4.78824	304,489
01/01/2010 to 12/31/2010	$4.78824	$5.11483	232,616
01/01/2011 to 12/31/2011	$5.11483	$3.69413	139,882
01/01/2012 to 12/31/2012	$3.69413	$4.85897	182,044
01/01/2013 to 12/31/2013	$4.85897	$6.39383	180,930
01/01/2014 to 12/31/2014	$6.39383	$6.95846	143,497
01/01/2015 to 12/31/2015	$6.95846	$6.83134	216,527
01/01/2016 to 12/31/2016	$6.83134	$8.30051	260,234
01/01/2017 to 12/31/2017	$8.30051	$9.65112	174,634
01/01/2018 to 12/31/2018	$9.65112	$7.81223	127,100
ProFund VP Basic Materials
01/01/2009 to 12/31/2009	$8.48083	$13.57777	652,128
01/01/2010 to 12/31/2010	$13.57777	$17.36336	466,704
01/01/2011 to 12/31/2011	$17.36336	$14.35534	240,349
01/01/2012 to 12/31/2012	$14.35534	$15.35508	167,807
01/01/2013 to 12/31/2013	$15.35508	$17.93081	119,789
01/01/2014 to 12/31/2014	$17.93081	$17.97792	91,384
01/01/2015 to 12/31/2015	$17.97792	$15.25833	71,184
01/01/2016 to 12/31/2016	$15.25833	$17.82729	68,009
01/01/2017 to 12/31/2017	$17.82729	$21.61392	62,624
01/01/2018 to 12/31/2018	$21.61392	$17.54671	52,739
ProFund VP Bear
01/01/2009 to 12/31/2009	$10.97112	$7.80272	1,011,827
01/01/2010 to 12/31/2010	$7.80272	$6.32416	781,739
01/01/2011 to 12/31/2011	$6.32416	$5.68174	677,129
01/01/2012 to 12/31/2012	$5.68174	$4.67229	551,363
01/01/2013 to 12/31/2013	$4.67229	$3.38374	636,634
01/01/2014 to 12/31/2014	$3.38374	$2.86099	623,944
01/01/2015 to 12/31/2015	$2.86099	$2.68202	1,038,810
01/01/2016 to 12/31/2016	$2.68202	$2.29932	671,924
01/01/2017 to 12/31/2017	$2.29932	$1.85983	633,729
01/01/2018 to 12/31/2018	$1.85983	$1.90796	669,576
ProFund VP Biotechnology
01/01/2009 to 12/31/2009	$8.36476	$8.55424	352,580
01/01/2010 to 12/31/2010	$8.55424	$8.86479	234,901
01/01/2011 to 12/31/2011	$8.86479	$9.31427	197,640
01/01/2012 to 12/31/2012	$9.31427	$12.92186	269,610
01/01/2013 to 12/31/2013	$12.92186	$21.45816	340,641
01/01/2014 to 12/31/2014	$21.45816	$27.44729	289,710
01/01/2015 to 12/31/2015	$27.44729	$27.95618	232,535
01/01/2016 to 12/31/2016	$27.95618	$23.29908	166,982
01/01/2017 to 12/31/2017	$23.29908	$28.15255	149,164
01/01/2018 to 12/31/2018	$28.15255	$25.88312	118,305

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Bull
01/01/2009 to 12/31/2009	$7.55350	$9.26089	1,535,905
01/01/2010 to 12/31/2010	$9.26089	$10.27976	1,034,913
01/01/2011 to 12/31/2011	$10.27976	$10.13622	1,502,581
01/01/2012 to 12/31/2012	$10.13622	$11.38212	904,402
01/01/2013 to 12/31/2013	$11.38212	$14.56230	736,693
01/01/2014 to 12/31/2014	$14.56230	$16.00507	877,852
01/01/2015 to 12/31/2015	$16.00507	$15.70869	463,717
01/01/2016 to 12/31/2016	$15.70869	$16.98571	389,605
01/01/2017 to 12/31/2017	$16.98571	$19.98812	483,561
01/01/2018 to 12/31/2018	$19.98812	$18.49525	390,533
ProFund VP Consumer Goods Portfolio
01/01/2009 to 12/31/2009	$8.72455	$10.45765	306,754
01/01/2010 to 12/31/2010	$10.45765	$12.10153	160,276
01/01/2011 to 12/31/2011	$12.10153	$12.76120	132,119
01/01/2012 to 12/31/2012	$12.76120	$13.94849	85,013
01/01/2013 to 12/31/2013	$13.94849	$17.66629	72,298
01/01/2014 to 12/31/2014	$17.66629	$19.20042	64,202
01/01/2015 to 12/31/2015	$19.20042	$19.71980	74,920
01/01/2016 to 12/31/2016	$19.71980	$20.13345	55,676
01/01/2017 to 12/31/2017	$20.13345	$22.84103	46,472
01/01/2018 to 12/31/2018	$22.84103	$19.18603	42,049
ProFund VP Consumer Services
01/01/2009 to 12/31/2009	$6.11643	$7.88853	114,945
01/01/2010 to 12/31/2010	$7.88853	$9.44176	162,191
01/01/2011 to 12/31/2011	$9.44176	$9.82174	99,854
01/01/2012 to 12/31/2012	$9.82174	$11.82411	126,275
01/01/2013 to 12/31/2013	$11.82411	$16.30684	99,155
01/01/2014 to 12/31/2014	$16.30684	$18.08206	40,528
01/01/2015 to 12/31/2015	$18.08206	$18.66505	43,599
01/01/2016 to 12/31/2016	$18.66505	$19.17472	28,498
01/01/2017 to 12/31/2017	$19.17472	$22.37982	27,330
01/01/2018 to 12/31/2018	$22.37982	$22.20060	26,582
ProFund VP Europe 30
01/01/2009 to 12/31/2009	$6.84451	$8.92810	1,794,383
01/01/2010 to 12/31/2010	$8.92810	$9.03496	1,211,524
01/01/2011 to 12/31/2011	$9.03496	$8.11705	571,637
01/01/2012 to 12/31/2012	$8.11705	$9.33137	735,069
01/01/2013 to 12/31/2013	$9.33137	$11.19128	633,151
01/01/2014 to 12/31/2014	$11.19128	$10.08037	376,430
01/01/2015 to 12/31/2015	$10.08037	$8.85804	332,972
01/01/2016 to 12/31/2016	$8.85804	$9.41651	315,245
01/01/2017 to 12/31/2017	$9.41651	$11.11529	253,918
01/01/2018 to 12/31/2018	$11.11529	$9.41036	199,098
ProFund VP Financials
01/01/2009 to 12/31/2009	$4.93780	$5.59941	450,279
01/01/2010 to 12/31/2010	$5.59941	$6.12458	385,818
01/01/2011 to 12/31/2011	$6.12458	$5.20364	224,374
01/01/2012 to 12/31/2012	$5.20364	$6.39948	272,844
01/01/2013 to 12/31/2013	$6.39948	$8.33405	235,274
01/01/2014 to 12/31/2014	$8.33405	$9.27875	227,330
01/01/2015 to 12/31/2015	$9.27875	$9.01213	188,297
01/01/2016 to 12/31/2016	$9.01213	$10.24771	186,290
01/01/2017 to 12/31/2017	$10.24771	$11.94269	197,412
01/01/2018 to 12/31/2018	$11.94269	$10.54657	159,876

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Health Care
01/01/2009 to 12/31/2009	$7.08869	$8.35640	442,429
01/01/2010 to 12/31/2010	$8.35640	$8.47370	284,690
01/01/2011 to 12/31/2011	$8.47370	$9.20016	254,453
01/01/2012 to 12/31/2012	$9.20016	$10.65001	261,952
01/01/2013 to 12/31/2013	$10.65001	$14.67591	293,362
01/01/2014 to 12/31/2014	$14.67591	$17.89983	269,160
01/01/2015 to 12/31/2015	$17.89983	$18.53580	233,579
01/01/2016 to 12/31/2016	$18.53580	$17.53623	181,350
01/01/2017 to 12/31/2017	$17.53623	$20.90843	147,147
01/01/2018 to 12/31/2018	$20.90843	$21.52854	139,240
ProFund VP Industrials
01/01/2009 to 12/31/2009	$8.06670	$9.87050	185,356
01/01/2010 to 12/31/2010	$9.87050	$12.04361	162,315
01/01/2011 to 12/31/2011	$12.04361	$11.66324	90,198
01/01/2012 to 12/31/2012	$11.66324	$13.31656	83,989
01/01/2013 to 12/31/2013	$13.31656	$18.14440	124,792
01/01/2014 to 12/31/2014	$18.14440	$18.88823	65,424
01/01/2015 to 12/31/2015	$18.88823	$17.98672	54,550
01/01/2016 to 12/31/2016	$17.98672	$20.84757	67,667
01/01/2017 to 12/31/2017	$20.84757	$25.16081	63,649
01/01/2018 to 12/31/2018	$25.16081	$21.63995	47,840
ProFund VP Internet
01/01/2009 to 12/31/2009	$11.26681	$19.69410	175,547
01/01/2010 to 12/31/2010	$19.69410	$26.26877	124,748
01/01/2011 to 12/31/2011	$26.26877	$24.11181	73,298
01/01/2012 to 12/31/2012	$24.11181	$28.47222	83,046
01/01/2013 to 12/31/2013	$28.47222	$42.59080	70,400
01/01/2014 to 12/31/2014	$42.59080	$42.46564	53,069
01/01/2015 to 12/31/2015	$42.46564	$50.39333	63,685
01/01/2016 to 12/31/2016	$50.39333	$52.43708	47,145
01/01/2017 to 12/31/2017	$52.43708	$70.34535	46,190
01/01/2018 to 12/31/2018	$70.34535	$72.77690	43,530
ProFund VP Japan
01/01/2009 to 12/31/2009	$7.60098	$8.26872	592,483
01/01/2010 to 12/31/2010	$8.26872	$7.62033	504,105
01/01/2011 to 12/31/2011	$7.62033	$6.12076	244,964
01/01/2012 to 12/31/2012	$6.12076	$7.41972	290,435
01/01/2013 to 12/31/2013	$7.41972	$10.84476	235,123
01/01/2014 to 12/31/2014	$10.84476	$11.03788	138,200
01/01/2015 to 12/31/2015	$11.03788	$11.51551	159,510
01/01/2016 to 12/31/2016	$11.51551	$11.40160	105,152
01/01/2017 to 12/31/2017	$11.40160	$13.31692	84,122
01/01/2018 to 12/31/2018	$13.31692	$11.60173	71,119
ProFund VP Large-Cap Growth
01/01/2009 to 12/31/2009	$7.44694	$9.52587	1,218,390
01/01/2010 to 12/31/2010	$9.52587	$10.63084	989,188
01/01/2011 to 12/31/2011	$10.63084	$10.81033	687,964
01/01/2012 to 12/31/2012	$10.81033	$12.01437	441,624
01/01/2013 to 12/31/2013	$12.01437	$15.47892	455,355
01/01/2014 to 12/31/2014	$15.47892	$17.23515	432,901
01/01/2015 to 12/31/2015	$17.23515	$17.63235	330,110
01/01/2016 to 12/31/2016	$17.63235	$18.25807	217,401
01/01/2017 to 12/31/2017	$18.25807	$22.55652	199,036
01/01/2018 to 12/31/2018	$22.55652	$21.82544	150,776

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Large-Cap Value
01/01/2009 to 12/31/2009	$7.14486	$8.41615	858,462
01/01/2010 to 12/31/2010	$8.41615	$9.36842	697,406
01/01/2011 to 12/31/2011	$9.36842	$9.11925	376,665
01/01/2012 to 12/31/2012	$9.11925	$10.37797	313,222
01/01/2013 to 12/31/2013	$10.37797	$13.29165	215,935
01/01/2014 to 12/31/2014	$13.29165	$14.47835	225,191
01/01/2015 to 12/31/2015	$14.47835	$13.59965	181,526
01/01/2016 to 12/31/2016	$13.59965	$15.47906	182,768
01/01/2017 to 12/31/2017	$15.47906	$17.31345	145,746
01/01/2018 to 12/31/2018	$17.31345	$15.25579	127,100
ProFund VP Mid-Cap Growth
01/01/2009 to 12/31/2009	$7.96260	$10.85954	1,274,910
01/01/2010 to 12/31/2010	$10.85954	$13.75037	1,207,046
01/01/2011 to 12/31/2011	$13.75037	$13.16581	715,556
01/01/2012 to 12/31/2012	$13.16581	$14.97791	466,126
01/01/2013 to 12/31/2013	$14.97791	$19.27625	408,737
01/01/2014 to 12/31/2014	$19.27625	$20.12610	305,185
01/01/2015 to 12/31/2015	$20.12610	$19.90066	240,193
01/01/2016 to 12/31/2016	$19.90066	$22.14931	183,777
01/01/2017 to 12/31/2017	$22.14931	$25.83820	163,288
01/01/2018 to 12/31/2018	$25.83820	$22.42304	118,183
ProFund VP Mid-Cap Value
01/01/2009 to 12/31/2009	$8.72972	$11.26480	931,330
01/01/2010 to 12/31/2010	$11.26480	$13.37866	663,369
01/01/2011 to 12/31/2011	$13.37866	$12.67404	598,037
01/01/2012 to 12/31/2012	$12.67404	$14.56628	400,972
01/01/2013 to 12/31/2013	$14.56628	$18.98123	372,388
01/01/2014 to 12/31/2014	$18.98123	$20.62175	210,087
01/01/2015 to 12/31/2015	$20.62175	$18.66074	169,770
01/01/2016 to 12/31/2016	$18.66074	$22.87889	188,683
01/01/2017 to 12/31/2017	$22.87889	$24.95248	126,802
01/01/2018 to 12/31/2018	$24.95248	$21.33176	107,278
ProFund VP NASDAQ-100
01/01/2009 to 12/31/2009	$3.64996	$5.47064	2,035,640
01/01/2010 to 12/31/2010	$5.47064	$6.37824	1,362,711
01/01/2011 to 12/31/2011	$6.37824	$6.38058	1,059,058
01/01/2012 to 12/31/2012	$6.38058	$7.31221	804,125
01/01/2013 to 12/31/2013	$7.31221	$9.68106	815,942
01/01/2014 to 12/31/2014	$9.68106	$11.16877	695,837
01/01/2015 to 12/31/2015	$11.16877	$11.83336	606,463
01/01/2016 to 12/31/2016	$11.83336	$12.28132	424,463
01/01/2017 to 12/31/2017	$12.28132	$15.78785	390,905
01/01/2018 to 12/31/2018	$15.78785	$15.27466	389,705
ProFund VP Oil & Gas
01/01/2009 to 12/31/2009	$14.44920	$16.45506	935,373
01/01/2010 to 12/31/2010	$16.45506	$19.10658	678,241
01/01/2011 to 12/31/2011	$19.10658	$19.26275	581,324
01/01/2012 to 12/31/2012	$19.26275	$19.54274	450,492
01/01/2013 to 12/31/2013	$19.54274	$23.90750	337,467
01/01/2014 to 12/31/2014	$23.90750	$21.01097	302,922
01/01/2015 to 12/31/2015	$21.01097	$15.87470	243,704
01/01/2016 to 12/31/2016	$15.87470	$19.43860	263,612
01/01/2017 to 12/31/2017	$19.43860	$18.55872	191,496
01/01/2018 to 12/31/2018	$18.55872	$14.59704	174,734

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Pharmaceuticals
01/01/2009 to 12/31/2009	$6.70963	$7.73346	242,297
01/01/2010 to 12/31/2010	$7.73346	$7.66147	109,426
01/01/2011 to 12/31/2011	$7.66147	$8.77313	164,294
01/01/2012 to 12/31/2012	$8.77313	$9.67547	110,208
01/01/2013 to 12/31/2013	$9.67547	$12.55733	93,992
01/01/2014 to 12/31/2014	$12.55733	$14.77853	128,103
01/01/2015 to 12/31/2015	$14.77853	$15.21909	92,771
01/01/2016 to 12/31/2016	$15.21909	$14.44629	68,380
01/01/2017 to 12/31/2017	$14.44629	$15.71996	43,537
01/01/2018 to 12/31/2018	$15.71996	$14.53796	43,423
ProFund VP Precious Metals
01/01/2009 to 12/31/2009	$12.88063	$17.18693	1,377,669
01/01/2010 to 12/31/2010	$17.18693	$22.52686	1,205,977
01/01/2011 to 12/31/2011	$22.52686	$17.94402	871,906
01/01/2012 to 12/31/2012	$17.94402	$15.11855	773,197
01/01/2013 to 12/31/2013	$15.11855	$9.25028	569,501
01/01/2014 to 12/31/2014	$9.25028	$6.94397	508,827
01/01/2015 to 12/31/2015	$6.94397	$4.59742	441,937
01/01/2016 to 12/31/2016	$4.59742	$7.06359	440,462
01/01/2017 to 12/31/2017	$7.06359	$7.33255	375,893
01/01/2018 to 12/31/2018	$7.33255	$6.25559	318,802
ProFund VP Real Estate
01/01/2009 to 12/31/2009	$11.03261	$13.91291	295,787
01/01/2010 to 12/31/2010	$13.91291	$17.10539	191,657
01/01/2011 to 12/31/2011	$17.10539	$17.66731	167,856
01/01/2012 to 12/31/2012	$17.66731	$20.41077	168,090
01/01/2013 to 12/31/2013	$20.41077	$20.14362	122,601
01/01/2014 to 12/31/2014	$20.14362	$24.83043	126,003
01/01/2015 to 12/31/2015	$24.83043	$24.56213	89,163
01/01/2016 to 12/31/2016	$24.56213	$25.60553	79,902
01/01/2017 to 12/31/2017	$25.60553	$27.28029	65,677
01/01/2018 to 12/31/2018	$27.28029	$25.36395	64,689
ProFund VP Rising Rates Opportunity
01/01/2009 to 12/31/2009	$3.76126	$4.90211	1,070,267
01/01/2010 to 12/31/2010	$4.90211	$4.05875	1,203,470
01/01/2011 to 12/31/2011	$4.05875	$2.50119	841,669
01/01/2012 to 12/31/2012	$2.50119	$2.29514	612,803
01/01/2013 to 12/31/2013	$2.29514	$2.63584	1,047,027
01/01/2014 to 12/31/2014	$2.63584	$1.81244	837,835
01/01/2015 to 12/31/2015	$1.81244	$1.75868	582,960
01/01/2016 to 12/31/2016	$1.75868	$1.64466	582,981
01/01/2017 to 12/31/2017	$1.64466	$1.42863	474,693
01/01/2018 to 12/31/2018	$1.42863	$1.46713	477,870
ProFund VP Semiconductor
01/01/2009 to 12/31/2009	$3.69289	$5.97107	341,655
01/01/2010 to 12/31/2010	$5.97107	$6.61779	155,468
01/01/2011 to 12/31/2011	$6.61779	$6.27081	98,642
01/01/2012 to 12/31/2012	$6.27081	$5.92511	59,110
01/01/2013 to 12/31/2013	$5.92511	$7.79782	53,730
01/01/2014 to 12/31/2014	$7.79782	$10.34349	144,359
01/01/2015 to 12/31/2015	$10.34349	$9.90535	67,830
01/01/2016 to 12/31/2016	$9.90535	$12.47326	66,575
01/01/2017 to 12/31/2017	$12.47326	$16.67208	78,532
01/01/2018 to 12/31/2018	$16.67208	$14.75544	48,913

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Short Mid-Cap
01/01/2009 to 12/31/2009	$10.24488	$6.52619	75,677
01/01/2010 to 12/31/2010	$6.52619	$4.77167	37,893
01/01/2011 to 12/31/2011	$4.77167	$4.31796	188,135
01/01/2012 to 12/31/2012	$4.31796	$3.45054	26,619
01/01/2013 to 12/31/2013	$3.45054	$2.45983	15,178
01/01/2014 to 12/31/2014	$2.45983	$2.12371	24,192
01/01/2015 to 12/31/2015	$2.12371	$2.05816	49,228
01/01/2016 to 12/31/2016	$2.05816	$1.61971	148,266
01/01/2017 to 12/31/2017	$1.61971	$1.35982	12,280
01/01/2018 to 12/31/2018	$1.35982	$1.48777	45,503
ProFund VP Short NASDAQ-100
01/01/2009 to 12/31/2009	$7.35286	$4.30205	493,379
01/01/2010 to 12/31/2010	$4.30205	$3.34308	493,220
01/01/2011 to 12/31/2011	$3.34308	$2.95100	486,540
01/01/2012 to 12/31/2012	$2.95100	$2.36279	315,374
01/01/2013 to 12/31/2013	$2.36279	$1.64460	227,563
01/01/2014 to 12/31/2014	$1.64460	$1.30729	221,471
01/01/2015 to 12/31/2015	$1.30729	$1.12079	444,706
01/01/2016 to 12/31/2016	$1.12079	$0.99393	404,277
01/01/2017 to 12/31/2017	$0.99393	$0.73255	224,573
01/01/2018 to 12/31/2018	$0.73255	$0.70128	209,695
ProFund VP Short Small-Cap
01/01/2009 to 12/31/2009	$10.01935	$6.68089	263,360
01/01/2010 to 12/31/2010	$6.68089	$4.68063	353,616
01/01/2011 to 12/31/2011	$4.68063	$4.19572	47,284
01/01/2012 to 12/31/2012	$4.19572	$3.35238	80,090
01/01/2013 to 12/31/2013	$3.35238	$2.27251	24,418
01/01/2014 to 12/31/2014	$2.27251	$2.03386	87,144
01/01/2015 to 12/31/2015	$2.03386	$1.98897	60,155
01/01/2016 to 12/31/2016	$1.98897	$1.53767	36,292
01/01/2017 to 12/31/2017	$1.53767	$1.30091	16,993
01/01/2018 to 12/31/2018	$1.30091	$1.41593	143,397
ProFund VP Small-Cap Growth
01/01/2009 to 12/31/2009	$9.14000	$11.37052	986,365
01/01/2010 to 12/31/2010	$11.37052	$14.09552	798,559
01/01/2011 to 12/31/2011	$14.09552	$14.07652	549,470
01/01/2012 to 12/31/2012	$14.07652	$15.61158	459,225
01/01/2013 to 12/31/2013	$15.61158	$21.61571	509,715
01/01/2014 to 12/31/2014	$21.61571	$21.77626	305,003
01/01/2015 to 12/31/2015	$21.77626	$21.72319	246,897
01/01/2016 to 12/31/2016	$21.72319	$25.75396	203,757
01/01/2017 to 12/31/2017	$25.75396	$28.68774	139,893
01/01/2018 to 12/31/2018	$28.68774	$26.65814	106,653
ProFund VP Small-Cap Value
01/01/2009 to 12/31/2009	$8.29234	$9.84448	437,044
01/01/2010 to 12/31/2010	$9.84448	$11.85207	452,669
01/01/2011 to 12/31/2011	$11.85207	$11.20707	452,298
01/01/2012 to 12/31/2012	$11.20707	$12.83519	301,394
01/01/2013 to 12/31/2013	$12.83519	$17.42360	229,804
01/01/2014 to 12/31/2014	$17.42360	$18.17846	175,286
01/01/2015 to 12/31/2015	$18.17846	$16.44019	118,922
01/01/2016 to 12/31/2016	$16.44019	$20.87537	145,258
01/01/2017 to 12/31/2017	$20.87537	$22.58294	101,519
01/01/2018 to 12/31/2018	$22.58294	$19.09991	108,946

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Technology
01/01/2009 to 12/31/2009	$3.21528	$5.11764	1,146,673
01/01/2010 to 12/31/2010	$5.11764	$5.58758	558,559
01/01/2011 to 12/31/2011	$5.58758	$5.43417	438,892
01/01/2012 to 12/31/2012	$5.43417	$5.91023	351,310
01/01/2013 to 12/31/2013	$5.91023	$7.29569	285,647
01/01/2014 to 12/31/2014	$7.29569	$8.49662	229,910
01/01/2015 to 12/31/2015	$8.49662	$8.57888	263,187
01/01/2016 to 12/31/2016	$8.57888	$9.50323	246,734
01/01/2017 to 12/31/2017	$9.50323	$12.66758	236,084
01/01/2018 to 12/31/2018	$12.66758	$12.20261	232,878
ProFund VP Telecommunications
01/01/2009 to 12/31/2009	$4.21647	$4.46180	400,342
01/01/2010 to 12/31/2010	$4.46180	$5.08947	324,805
01/01/2011 to 12/31/2011	$5.08947	$5.11203	179,037
01/01/2012 to 12/31/2012	$5.11203	$5.87296	168,246
01/01/2013 to 12/31/2013	$5.87296	$6.48963	103,745
01/01/2014 to 12/31/2014	$6.48963	$6.43497	84,708
01/01/2015 to 12/31/2015	$6.43497	$6.44143	61,881
01/01/2016 to 12/31/2016	$6.44143	$7.72698	132,673
01/01/2017 to 12/31/2017	$7.72698	$7.45734	62,128
01/01/2018 to 12/31/2018	$7.45734	$6.24185	54,917
ProFund VP U.S. Government Plus
01/01/2009 to 12/31/2009	$19.24303	$12.78484	730,640
01/01/2010 to 12/31/2010	$12.78484	$13.87943	547,926
01/01/2011 to 12/31/2011	$13.87943	$19.64106	463,943
01/01/2012 to 12/31/2012	$19.64106	$19.55408	302,800
01/01/2013 to 12/31/2013	$19.55408	$15.59525	196,008
01/01/2014 to 12/31/2014	$15.59525	$20.97283	215,068
01/01/2015 to 12/31/2015	$20.97283	$19.51259	205,939
01/01/2016 to 12/31/2016	$19.51259	$19.18100	143,935
01/01/2017 to 12/31/2017	$19.18100	$20.70758	90,603
01/01/2018 to 12/31/2018	$20.70758	$19.30891	99,674
ProFund VP UltraBull
01/01/2009 to 12/31/2009	$3.21703	$4.58789	1,167,943
01/01/2010 to 12/31/2010	$4.58789	$5.52642	674,676
01/01/2011 to 12/31/2011	$5.52642	$5.18608	703,711
01/01/2012 to 12/31/2012	$5.18608	$6.59191	433,163
01/01/2013 to 12/31/2013	$6.59191	$10.92279	438,877
01/01/2014 to 12/31/2014	$10.92279	$13.27270	362,615
01/01/2015 to 12/31/2015	$13.27270	$12.70956	254,644
01/01/2016 to 12/31/2016	$12.70956	$14.86314	256,564
01/01/2017 to 12/31/2017	$14.86314	$20.66725	230,313
01/01/2018 to 12/31/2018	$20.66725	$17.21665	186,965
ProFund VP UltraMid-Cap
01/01/2009 to 12/31/2009	$5.13107	$8.38745	753,068
01/01/2010 to 12/31/2010	$8.38745	$12.37851	497,190
01/01/2011 to 12/31/2011	$12.37851	$10.53961	346,093
01/01/2012 to 12/31/2012	$10.53961	$13.76824	289,162
01/01/2013 to 12/31/2013	$13.76824	$23.16168	222,686
01/01/2014 to 12/31/2014	$23.16168	$26.34124	248,155
01/01/2015 to 12/31/2015	$26.34124	$23.59630	220,263
01/01/2016 to 12/31/2016	$23.59630	$32.08770	214,142
01/01/2017 to 12/31/2017	$32.08770	$40.77052	118,805
01/01/2018 to 12/31/2018	$40.77052	$29.43561	69,670

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP UltraNASDAQ-100
01/01/2009 to 12/31/2009	$0.43893	$0.94936	15,444,310
01/01/2010 to 12/31/2010	$0.94936	$1.26579	11,463,831
01/01/2011 to 12/31/2011	$1.26579	$1.23318	8,801,458
01/01/2012 to 12/31/2012	$1.23318	$1.62619	7,106,264
01/01/2013 to 12/31/2013	$1.62619	$2.87085	5,839,205
01/01/2014 to 12/31/2014	$2.87085	$3.84513	4,192,861
01/01/2015 to 12/31/2015	$3.84513	$4.30699	3,600,780
01/01/2016 to 12/31/2016	$4.30699	$4.61307	2,571,753
01/01/2017 to 12/31/2017	$4.61307	$7.65691	2,257,574
01/01/2018 to 12/31/2018	$7.65691	$6.82195	1,903,509
ProFund VP UltraSmall-Cap
01/01/2009 to 12/31/2009	$4.19697	$5.80079	663,200
01/01/2010 to 12/31/2010	$5.80079	$8.49027	622,601
01/01/2011 to 12/31/2011	$8.49027	$6.79487	465,489
01/01/2012 to 12/31/2012	$6.79487	$8.67698	352,295
01/01/2013 to 12/31/2013	$8.67698	$15.96970	310,553
01/01/2014 to 12/31/2014	$15.96970	$16.59306	235,139
01/01/2015 to 12/31/2015	$16.59306	$14.23782	168,071
01/01/2016 to 12/31/2016	$14.23782	$19.59741	156,909
01/01/2017 to 12/31/2017	$19.59741	$24.19325	139,145
01/01/2018 to 12/31/2018	$24.19325	$17.42346	121,208
ProFund VP Utilities
01/01/2009 to 12/31/2009	$8.89627	$9.71332	693,690
01/01/2010 to 12/31/2010	$9.71332	$10.14721	559,918
01/01/2011 to 12/31/2011	$10.14721	$11.75730	613,840
01/01/2012 to 12/31/2012	$11.75730	$11.60869	391,285
01/01/2013 to 12/31/2013	$11.60869	$12.97004	324,139
01/01/2014 to 12/31/2014	$12.97004	$16.09872	380,357
01/01/2015 to 12/31/2015	$16.09872	$14.85695	265,822
01/01/2016 to 12/31/2016	$14.85695	$16.85807	241,042
01/01/2017 to 12/31/2017	$16.85807	$18.39135	220,481
01/01/2018 to 12/31/2018	$18.39135	$18.65545	206,123
Wells Fargo VT International Equity Fund - Class 1
07/16/2010* to 12/31/2010	$12.34180	$14.94080	757,138
01/01/2011 to 12/31/2011	$14.94080	$12.84776	529,199
01/01/2012 to 12/31/2012	$12.84776	$14.40065	412,613
01/01/2013 to 12/31/2013	$14.40065	$17.03009	327,425
01/01/2014 to 12/31/2014	$17.03009	$15.90157	282,142
01/01/2015 to 12/31/2015	$15.90157	$16.03890	271,049
01/01/2016 to 12/31/2016	$16.03890	$16.32959	209,982
01/01/2017 to 12/31/2017	$16.32959	$20.10407	198,982
01/01/2018 to 12/31/2018	$20.10407	$16.47931	179,424
Wells Fargo VT Omega Growth Fund - Class 1
07/16/2010* to 12/31/2010	$8.11206	$10.24241	932,979
01/01/2011 to 12/31/2011	$10.24241	$9.55821	795,585
01/01/2012 to 12/31/2012	$9.55821	$11.38028	775,472
01/01/2013 to 12/31/2013	$11.38028	$15.73369	659,475
01/01/2014 to 12/31/2014	$15.73369	$16.14756	556,109
01/01/2015 to 12/31/2015	$16.14756	$16.17955	506,361
01/01/2016 to 12/31/2016	$16.17955	$16.07593	423,400
01/01/2017 to 12/31/2017	$16.07593	$21.39200	373,484
01/01/2018 to 12/31/2018	$21.39200	$21.20034	322,384

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Wells Fargo VT Small Cap Growth Fund - Class 1
07/16/2010* to 12/31/2010	$9.59334	$12.26277	663,927
01/01/2011 to 12/31/2011	$12.26277	$11.56627	524,891
01/01/2012 to 12/31/2012	$11.56627	$12.32913	429,179
01/01/2013 to 12/31/2013	$12.32913	$18.30239	361,409
01/01/2014 to 12/31/2014	$18.30239	$17.74397	302,822
01/01/2015 to 12/31/2015	$17.74397	$17.03453	280,595
01/01/2016 to 12/31/2016	$17.03453	$18.15784	226,641
01/01/2017 to 12/31/2017	$18.15784	$22.58425	196,413
01/01/2018 to 12/31/2018	$22.58425	$22.59456	180,254
*Denotes the start date of these sub-accounts

A-1

Optimum
Prudential Annuities Life Assurance Corporation
Statement of Additional Information
ACCUMULATION UNIT VALUES: With any one of GRO Plus, EBP or HAV Cliff M&E (0.90%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
04/02/2012 to 12/31/2012	$11.60730	$11.94339	254,519
01/01/2013 to 12/31/2013	$11.94339	$13.01638	606,620
01/01/2014 to 12/31/2014	$13.01638	$13.39182	755,726
01/01/2015 to 12/31/2015	$13.39182	$12.84414	770,816
01/01/2016 to 12/31/2016	$12.84414	$13.53517	1,027,754
01/01/2017 to 12/31/2017	$13.53517	$15.10166	1,338,105
01/01/2018 to 12/31/2018	$15.10166	$13.74762	1,104,027
AST Balanced Asset Allocation Portfolio
04/02/2012 to 12/31/2012	$12.26595	$12.45894	202,391
01/01/2013 to 12/31/2013	$12.45894	$14.52571	630,765
01/01/2014 to 12/31/2014	$14.52571	$15.33385	797,400
01/01/2015 to 12/31/2015	$15.33385	$15.26817	960,602
01/01/2016 to 12/31/2016	$15.26817	$16.08391	1,166,432
01/01/2017 to 12/31/2017	$16.08391	$18.31530	1,470,996
01/01/2018 to 12/31/2018	$18.31530	$17.25409	1,395,903
AST BlackRock Low Duration Bond Portfolio
04/02/2012 to 12/31/2012	$13.23433	$13.58258	431,982
01/01/2013 to 12/31/2013	$13.58258	$13.16746	1,072,764
01/01/2014 to 12/31/2014	$13.16746	$13.03622	1,250,697
01/01/2015 to 12/31/2015	$13.03622	$12.98146	1,225,601
01/01/2016 to 12/31/2016	$12.98146	$13.07579	1,235,359
01/01/2017 to 12/31/2017	$13.07579	$13.17902	1,216,435
01/01/2018 to 12/31/2018	$13.17902	$13.15709	1,032,083
AST BlackRock/Loomis Sayles Bond Portfolio
04/02/2012 to 12/31/2012	$15.52103	$16.38647	341,112
01/01/2013 to 12/31/2013	$16.38647	$15.94068	704,600
01/01/2014 to 12/31/2014	$15.94068	$16.46558	808,900
01/01/2015 to 12/31/2015	$16.46558	$15.97348	837,026
01/01/2016 to 12/31/2016	$15.97348	$16.49909	1,073,699
01/01/2017 to 12/31/2017	$16.49909	$17.06409	1,197,598
01/01/2018 to 12/31/2018	$17.06409	$16.79822	1,052,234
AST Capital Growth Asset Allocation Portfolio
04/02/2012 to 12/31/2012	$11.93777	$12.02621	227,250
01/01/2013 to 12/31/2013	$12.02621	$14.62099	632,115
01/01/2014 to 12/31/2014	$14.62099	$15.50291	1,069,359
01/01/2015 to 12/31/2015	$15.50291	$15.44535	1,351,677
01/01/2016 to 12/31/2016	$15.44535	$16.35293	2,037,942
01/01/2017 to 12/31/2017	$16.35293	$19.10533	2,541,537
01/01/2018 to 12/31/2018	$19.10533	$17.75531	2,639,219
AST Cohen & Steers Realty Portfolio
04/02/2012 to 12/31/2012	$29.48102	$30.51803	26,487
01/01/2013 to 12/31/2013	$30.51803	$31.19093	61,197
01/01/2014 to 12/31/2014	$31.19093	$40.46552	69,429
01/01/2015 to 12/31/2015	$40.46552	$42.04386	60,536
01/01/2016 to 12/31/2016	$42.04386	$43.67210	59,870
01/01/2017 to 12/31/2017	$43.67210	$45.98288	63,176
01/01/2018 to 12/31/2018	$45.98288	$43.40046	54,330

A-2

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Goldman Sachs Large-Cap Value Portfolio
04/02/2012 to 12/31/2012	$14.83137	$15.40760	458,476
01/01/2013 to 12/31/2013	$15.40760	$20.39040	913,647
01/01/2014 to 12/31/2014	$20.39040	$22.86049	1,027,985
01/01/2015 to 12/31/2015	$22.86049	$21.60795	1,170,651
01/01/2016 to 12/31/2016	$21.60795	$23.88525	1,038,821
01/01/2017 to 12/31/2017	$23.88525	$25.97784	1,033,616
01/01/2018 to 12/31/2018	$25.97784	$23.54770	846,203
AST Goldman Sachs Mid-Cap Growth Portfolio
04/02/2012 to 12/31/2012	$23.55988	$23.76942	49,594
01/01/2013 to 12/31/2013	$23.76942	$31.13825	119,509
01/01/2014 to 12/31/2014	$31.13825	$34.41507	161,800
01/01/2015 to 12/31/2015	$34.41507	$32.16636	263,424
01/01/2016 to 12/31/2016	$32.16636	$32.40164	255,528
01/01/2017 to 12/31/2017	$32.40164	$40.80971	282,531
01/01/2018 to 12/31/2018	$40.80971	$38.68196	236,533
AST Government Money Market Portfolio
04/02/2012 to 12/31/2012	$10.81650	$10.74397	606,652
01/01/2013 to 12/31/2013	$10.74397	$10.64735	1,058,147
01/01/2014 to 12/31/2014	$10.64735	$10.55199	1,734,092
01/01/2015 to 12/31/2015	$10.55199	$10.45709	2,064,321
01/01/2016 to 12/31/2016	$10.45709	$10.36273	2,235,562
01/01/2017 to 12/31/2017	$10.36273	$10.30462	2,591,166
01/01/2018 to 12/31/2018	$10.30462	$10.34412	2,522,845
AST Hotchkis & Wiley Large-Cap Value Portfolio
04/02/2012 to 12/31/2012	$13.10164	$13.58349	26,123
01/01/2013 to 12/31/2013	$13.58349	$18.82699	68,511
01/01/2014 to 12/31/2014	$18.82699	$21.22233	64,677
01/01/2015 to 12/31/2015	$21.22233	$19.38341	82,532
01/01/2016 to 12/31/2016	$19.38341	$23.02924	110,668
01/01/2017 to 12/31/2017	$23.02924	$27.20261	143,320
01/01/2018 to 12/31/2018	$27.20261	$23.14154	142,964
AST International Growth Portfolio
04/02/2012 to 12/31/2012	$19.16833	$19.61553	203,749
01/01/2013 to 12/31/2013	$19.61553	$23.14339	451,034
01/01/2014 to 12/31/2014	$23.14339	$21.66798	610,010
01/01/2015 to 12/31/2015	$21.66798	$22.14899	581,209
01/01/2016 to 12/31/2016	$22.14899	$21.12075	542,906
01/01/2017 to 12/31/2017	$21.12075	$28.34594	496,087
01/01/2018 to 12/31/2018	$28.34594	$24.34499	413,100
AST International Value Portfolio
04/02/2012 to 12/31/2012	$19.90642	$20.52383	14,811
01/01/2013 to 12/31/2013	$20.52383	$24.29855	26,796
01/01/2014 to 12/31/2014	$24.29855	$22.46576	36,615
01/01/2015 to 12/31/2015	$22.46576	$22.44558	50,399
01/01/2016 to 12/31/2016	$22.44558	$22.37309	63,934
01/01/2017 to 12/31/2017	$22.37309	$27.23028	80,785
01/01/2018 to 12/31/2018	$27.23028	$22.62979	71,805
AST Investment Grade Bond Portfolio
04/02/2012 to 12/31/2012	$14.84050	$15.81688	11,214
01/01/2013 to 12/31/2013	$15.81688	$15.17572	52,659
01/01/2014 to 12/31/2014	$15.17572	$16.05116	64,101
01/01/2015 to 12/31/2015	$16.05116	$16.09333	260,959
01/01/2016 to 12/31/2016	$16.09333	$16.61912	470,431
01/01/2017 to 12/31/2017	$16.61912	$17.18003	367,072
01/01/2018 to 12/31/2018	$17.18003	$16.97928	2,700,826

A-3

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST J.P. Morgan International Equity Portfolio
04/02/2012 to 12/31/2012	$18.62398	$19.63939	50,480
01/01/2013 to 12/31/2013	$19.63939	$22.45223	119,084
01/01/2014 to 12/31/2014	$22.45223	$20.83393	132,775
01/01/2015 to 12/31/2015	$20.83393	$20.06954	118,276
01/01/2016 to 12/31/2016	$20.06954	$20.27347	108,347
01/01/2017 to 12/31/2017	$20.27347	$26.04484	127,593
01/01/2018 to 12/31/2018	$26.04484	$21.30069	116,447
AST Loomis Sayles Large-Cap Growth Portfolio
04/02/2012 to 12/31/2012	$17.80833	$17.01026	425,090
01/01/2013 to 12/31/2013	$17.01026	$23.02884	838,181
01/01/2014 to 12/31/2014	$23.02884	$25.23833	1,035,208
01/01/2015 to 12/31/2015	$25.23833	$27.53016	925,323
01/01/2016 to 12/31/2016	$27.53016	$28.80403	814,756
01/01/2017 to 12/31/2017	$28.80403	$37.96206	754,558
01/01/2018 to 12/31/2018	$37.96206	$36.60751	564,625
AST MFS Growth Portfolio
04/02/2012 to 12/31/2012	$16.43881	$16.43129	62,155
01/01/2013 to 12/31/2013	$16.43129	$22.26046	141,561
01/01/2014 to 12/31/2014	$22.26046	$23.98155	140,267
01/01/2015 to 12/31/2015	$23.98155	$25.48373	107,052
01/01/2016 to 12/31/2016	$25.48373	$25.73743	86,232
01/01/2017 to 12/31/2017	$25.73743	$33.33872	98,952
01/01/2018 to 12/31/2018	$33.33872	$33.74757	85,367
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
04/02/2012 to 12/31/2012	$21.87286	$22.40240	110,737
01/01/2013 to 12/31/2013	$22.40240	$31.52671	219,116
01/01/2014 to 12/31/2014	$31.52671	$35.69515	265,572
01/01/2015 to 12/31/2015	$35.69515	$33.38007	252,369
01/01/2016 to 12/31/2016	$33.38007	$39.11038	242,483
01/01/2017 to 12/31/2017	$39.11038	$44.10353	264,436
01/01/2018 to 12/31/2018	$44.10353	$36.51817	201,370
AST Preservation Asset Allocation Portfolio
04/02/2012 to 12/31/2012	$12.81997	$13.18092	159,646
01/01/2013 to 12/31/2013	$13.18092	$14.26564	216,575
01/01/2014 to 12/31/2014	$14.26564	$14.95367	296,913
01/01/2015 to 12/31/2015	$14.95367	$14.84036	531,354
01/01/2016 to 12/31/2016	$14.84036	$15.51967	882,023
01/01/2017 to 12/31/2017	$15.51967	$16.93838	1,085,499
01/01/2018 to 12/31/2018	$16.93838	$16.30843	1,194,629
AST Small-Cap Growth Opportunities Portfolio
04/02/2012 to 12/31/2012	$27.85979	$26.51602	66,713
01/01/2013 to 12/31/2013	$26.51602	$37.00144	145,136
01/01/2014 to 12/31/2014	$37.00144	$38.48022	177,198
01/01/2015 to 12/31/2015	$38.48022	$38.64298	174,970
01/01/2016 to 12/31/2016	$38.64298	$41.24410	146,474
01/01/2017 to 12/31/2017	$41.24410	$52.19166	145,303
01/01/2018 to 12/31/2018	$52.19166	$46.11141	116,043
AST Small-Cap Growth Portfolio
04/02/2012 to 12/31/2012	$19.65563	$18.92221	20,997
01/01/2013 to 12/31/2013	$18.92221	$25.34746	53,094
01/01/2014 to 12/31/2014	$25.34746	$26.07876	51,726
01/01/2015 to 12/31/2015	$26.07876	$26.04715	58,463
01/01/2016 to 12/31/2016	$26.04715	$28.93035	66,586
01/01/2017 to 12/31/2017	$28.93035	$35.52723	80,085
01/01/2018 to 12/31/2018	$35.52723	$32.24728	75,989

A-4

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Small-Cap Value Portfolio
04/02/2012 to 12/31/2012	$21.53339	$22.01216	119,443
01/01/2013 to 12/31/2013	$22.01216	$29.97261	260,476
01/01/2014 to 12/31/2014	$29.97261	$31.26764	299,726
01/01/2015 to 12/31/2015	$31.26764	$29.65077	293,930
01/01/2016 to 12/31/2016	$29.65077	$37.96547	250,699
01/01/2017 to 12/31/2017	$37.96547	$40.38884	274,989
01/01/2018 to 12/31/2018	$40.38884	$33.18941	231,165
AST T. Rowe Price Large-Cap Growth Portfolio
04/02/2012 to 12/31/2012	$18.73681	$18.15419	31,299
01/01/2013 to 12/31/2013	$18.15419	$25.91153	72,697
01/01/2014 to 12/31/2014	$25.91153	$27.82127	104,575
01/01/2015 to 12/31/2015	$27.82127	$30.21312	154,773
01/01/2016 to 12/31/2016	$30.21312	$30.74965	183,693
01/01/2017 to 12/31/2017	$30.74965	$42.01843	254,827
01/01/2018 to 12/31/2018	$42.01843	$43.24827	236,942
AST T. Rowe Price Large-Cap Value Portfolio
04/02/2012 to 12/31/2012	$17.28299	$17.29342	26,564
01/01/2013 to 12/31/2013	$17.29342	$23.07231	49,924
01/01/2014 to 12/31/2014	$23.07231	$23.22103	74,433
01/01/2015 to 12/31/2015	$23.22103	$21.61669	70,989
01/01/2016 to 12/31/2016	$21.61669	$22.73534	77,114
01/01/2017 to 12/31/2017	$22.73534	$26.26066	87,434
01/01/2018 to 12/31/2018	$26.26066	$23.49622	82,191
AST Templeton Global Bond Portfolio
04/02/2012 to 12/31/2012	$15.83091	$16.31179	108,177
01/01/2013 to 12/31/2013	$16.31179	$15.55828	269,072
01/01/2014 to 12/31/2014	$15.55828	$15.50425	339,329
01/01/2015 to 12/31/2015	$15.50425	$14.65526	344,000
01/01/2016 to 12/31/2016	$14.65526	$15.15648	295,582
01/01/2017 to 12/31/2017	$15.15648	$15.32695	334,842
01/01/2018 to 12/31/2018	$15.32695	$15.49193	273,390
AST WEDGE Capital Mid-Cap Value Portfolio
04/02/2012 to 12/31/2012	$20.87736	$21.62753	12,717
01/01/2013 to 12/31/2013	$21.62753	$28.38035	37,123
01/01/2014 to 12/31/2014	$28.38035	$32.33505	45,961
01/01/2015 to 12/31/2015	$32.33505	$29.92642	34,633
01/01/2016 to 12/31/2016	$29.92642	$33.80820	35,532
01/01/2017 to 12/31/2017	$33.80820	$39.71297	43,272
01/01/2018 to 12/31/2018	$39.71297	$32.85033	38,658
AST Western Asset Core Plus Bond Portfolio
04/02/2012 to 12/31/2012	$11.87383	$12.45283	14,349
01/01/2013 to 12/31/2013	$12.45283	$12.15662	69,578
01/01/2014 to 12/31/2014	$12.15662	$12.91415	129,240
01/01/2015 to 12/31/2015	$12.91415	$12.95617	179,309
01/01/2016 to 12/31/2016	$12.95617	$13.50096	362,945
01/01/2017 to 12/31/2017	$13.50096	$14.22373	473,871
01/01/2018 to 12/31/2018	$14.22373	$13.77593	1,040,196
Wells Fargo VT International Equity Fund - Class 1
04/02/2012 to 12/31/2012	$14.63950	$14.84948	7,982
01/01/2013 to 12/31/2013	$14.84948	$17.64992	19,084
01/01/2014 to 12/31/2014	$17.64992	$16.56397	24,861
01/01/2015 to 12/31/2015	$16.56397	$16.79170	20,445
01/01/2016 to 12/31/2016	$16.79170	$17.18253	25,377
01/01/2017 to 12/31/2017	$17.18253	$21.26103	45,015
01/01/2018 to 12/31/2018	$21.26103	$17.51662	31,757

A-5

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Wells Fargo VT Omega Growth Fund - Class 1
04/02/2012 to 12/31/2012	$23.52634	$23.34812	3,035
01/01/2013 to 12/31/2013	$23.34812	$32.44321	15,626
01/01/2014 to 12/31/2014	$32.44321	$33.46548	18,122
01/01/2015 to 12/31/2015	$33.46548	$33.70191	13,922
01/01/2016 to 12/31/2016	$33.70191	$33.65547	13,575
01/01/2017 to 12/31/2017	$33.65547	$45.01097	27,846
01/01/2018 to 12/31/2018	$45.01097	$44.83518	10,582
*Denotes the start date of these sub-accounts

A-6

Optimum
Prudential Annuities Life Assurance Corporation
Statement of Additional Information
ACCUMULATION UNIT VALUES: With GMWB or HD GRO or GRO Plus 2008 Cliff M&E (1.00%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
04/02/2012 to 12/31/2012	$11.53322	$11.85822	240,813
01/01/2013 to 12/31/2013	$11.85822	$12.91063	234,834
01/01/2014 to 12/31/2014	$12.91063	$13.26963	327,654
01/01/2015 to 12/31/2015	$13.26963	$12.71414	309,303
01/01/2016 to 12/31/2016	$12.71414	$13.38467	368,452
01/01/2017 to 12/31/2017	$13.38467	$14.91881	425,606
01/01/2018 to 12/31/2018	$14.91881	$13.56731	371,623
AST Balanced Asset Allocation Portfolio
04/02/2012 to 12/31/2012	$12.18770	$12.37020	420,485
01/01/2013 to 12/31/2013	$12.37020	$14.40769	443,366
01/01/2014 to 12/31/2014	$14.40769	$15.19391	671,511
01/01/2015 to 12/31/2015	$15.19391	$15.11357	761,478
01/01/2016 to 12/31/2016	$15.11357	$15.90504	861,509
01/01/2017 to 12/31/2017	$15.90504	$18.09358	1,094,956
01/01/2018 to 12/31/2018	$18.09358	$17.02790	1,178,792
AST BlackRock Low Duration Bond Portfolio
04/02/2012 to 12/31/2012	$19.09723	$19.58490	267,544
01/01/2013 to 12/31/2013	$19.58490	$18.96745	254,029
01/01/2014 to 12/31/2014	$18.96745	$18.75991	315,321
01/01/2015 to 12/31/2015	$18.75991	$18.66194	344,136
01/01/2016 to 12/31/2016	$18.66194	$18.77806	348,563
01/01/2017 to 12/31/2017	$18.77806	$18.90772	386,743
01/01/2018 to 12/31/2018	$18.90772	$18.85686	356,268
AST BlackRock/Loomis Sayles Bond Portfolio
04/02/2012 to 12/31/2012	$25.54592	$26.94996	554,965
01/01/2013 to 12/31/2013	$26.94996	$26.19038	425,830
01/01/2014 to 12/31/2014	$26.19038	$27.02556	366,814
01/01/2015 to 12/31/2015	$27.02556	$26.19140	347,903
01/01/2016 to 12/31/2016	$26.19140	$27.02618	309,655
01/01/2017 to 12/31/2017	$27.02618	$27.92365	284,260
01/01/2018 to 12/31/2018	$27.92365	$27.46048	254,972
AST Bond Portfolio 2018
04/02/2012 to 12/31/2012	$13.93509	$14.60969	4,673
01/01/2013 to 12/31/2013	$14.60969	$14.00904	23,692
01/01/2014 to 12/31/2014	$14.00904	$14.23827	12,082
01/01/2015 to 12/31/2015	$14.23827	$14.21013	14,482
01/01/2016 to 12/31/2016	$14.21013	$14.29454	41,234
01/01/2017 to 12/31/2017	$14.29454	$14.25334	139,564
01/01/2018 to 12/31/2018	$14.25334	$14.21730	0
AST Bond Portfolio 2019
04/02/2012 to 12/31/2012	$14.01861	$14.78287	12,165
01/01/2013 to 12/31/2013	$14.78287	$13.92798	22,233
01/01/2014 to 12/31/2014	$13.92798	$14.37659	20,528
01/01/2015 to 12/31/2015	$14.37659	$14.38526	58,258
01/01/2016 to 12/31/2016	$14.38526	$14.44768	182,661
01/01/2017 to 12/31/2017	$14.44768	$14.41214	135,007
01/01/2018 to 12/31/2018	$14.41214	$14.34842	901,583

A-7

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2020
04/02/2012 to 12/31/2012	$11.40732	$12.13249	768
01/01/2013 to 12/31/2013	$12.13249	$11.22861	169,824
01/01/2014 to 12/31/2014	$11.22861	$11.80106	176,463
01/01/2015 to 12/31/2015	$11.80106	$11.86134	202,920
01/01/2016 to 12/31/2016	$11.86134	$11.97262	343,163
01/01/2017 to 12/31/2017	$11.97262	$11.95822	256,930
01/01/2018 to 12/31/2018	$11.95822	$11.87291	320,529
AST Bond Portfolio 2021
04/02/2012 to 12/31/2012	$13.01682	$13.97410	0
01/01/2013 to 12/31/2013	$13.97410	$12.86584	0
01/01/2014 to 12/31/2014	$12.86584	$13.71561	5,617
01/01/2015 to 12/31/2015	$13.71561	$13.82063	15,005
01/01/2016 to 12/31/2016	$13.82063	$13.96071	94,416
01/01/2017 to 12/31/2017	$13.96071	$14.03983	31,076
01/01/2018 to 12/31/2018	$14.03983	$13.90798	107,530
AST Bond Portfolio 2022
04/02/2012 to 12/31/2012	$11.84001	$12.69832	19,197
01/01/2013 to 12/31/2013	$12.69832	$11.34626	1,129
01/01/2014 to 12/31/2014	$11.34626	$12.39765	15,823
01/01/2015 to 12/31/2015	$12.39765	$12.53097	20,638
01/01/2016 to 12/31/2016	$12.53097	$12.63249	47,236
01/01/2017 to 12/31/2017	$12.63249	$12.70276	52,859
01/01/2018 to 12/31/2018	$12.70276	$12.55662	282,681
AST Bond Portfolio 2023
04/02/2012 to 12/31/2012	$9.78464	$10.48379	10,462
01/01/2013 to 12/31/2013	$10.48379	$9.32044	119,441
01/01/2014 to 12/31/2014	$9.32044	$10.39161	49,103
01/01/2015 to 12/31/2015	$10.39161	$10.56624	9,401
01/01/2016 to 12/31/2016	$10.56624	$10.66054	206,280
01/01/2017 to 12/31/2017	$10.66054	$10.73308	163,563
01/01/2018 to 12/31/2018	$10.73308	$10.59724	624,370
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	$9.99945	$8.82085	84,645
01/01/2014 to 12/31/2014	$8.82085	$10.00685	89,238
01/01/2015 to 12/31/2015	$10.00685	$10.18824	12,269
01/01/2016 to 12/31/2016	$10.18824	$10.27881	30,750
01/01/2017 to 12/31/2017	$10.27881	$10.34756	374,497
01/01/2018 to 12/31/2018	$10.34756	$10.17765	537,230
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$9.99945	$11.39492	50,736
01/01/2015 to 12/31/2015	$11.39492	$11.50639	164,266
01/01/2016 to 12/31/2016	$11.50639	$11.67304	0
01/01/2017 to 12/31/2017	$11.67304	$11.76800	1,928
01/01/2018 to 12/31/2018	$11.76800	$11.56406	292,213
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$9.99945	$10.01876	51,230
01/01/2016 to 12/31/2016	$10.01876	$10.12464	1,049,011
01/01/2017 to 12/31/2017	$10.12464	$10.26633	592,123
01/01/2018 to 12/31/2018	$10.26633	$10.05732	1,791,277
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$9.99890	$9.95964	877,396
01/01/2017 to 12/31/2017	$9.95964	$10.12497	1,156,405
01/01/2018 to 12/31/2018	$10.12497	$9.89699	1,964,185

A-8

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2028
01/03/2017* to 12/31/2017	$9.99890	$10.11809	8,947
01/01/2018 to 12/31/2018	$10.11809	$9.81046	661,426
AST Bond Portfolio 2029
01/02/2018* to 12/31/2018	$9.99890	$9.74107	1,191
AST Capital Growth Asset Allocation Portfolio
04/02/2012 to 12/31/2012	$11.86185	$11.94067	351,268
01/01/2013 to 12/31/2013	$11.94067	$14.50233	365,259
01/01/2014 to 12/31/2014	$14.50233	$15.36165	564,051
01/01/2015 to 12/31/2015	$15.36165	$15.28913	481,642
01/01/2016 to 12/31/2016	$15.28913	$16.17122	644,566
01/01/2017 to 12/31/2017	$16.17122	$18.87402	825,771
01/01/2018 to 12/31/2018	$18.87402	$17.52258	932,850
AST Cohen & Steers Realty Portfolio
04/02/2012 to 12/31/2012	$30.74415	$31.80172	92,654
01/01/2013 to 12/31/2013	$31.80172	$32.47025	76,651
01/01/2014 to 12/31/2014	$32.47025	$42.08279	61,673
01/01/2015 to 12/31/2015	$42.08279	$43.68009	60,999
01/01/2016 to 12/31/2016	$43.68009	$45.32599	57,772
01/01/2017 to 12/31/2017	$45.32599	$47.67631	54,091
01/01/2018 to 12/31/2018	$47.67631	$44.95306	51,481
AST Goldman Sachs Large-Cap Value Portfolio
04/02/2012 to 12/31/2012	$24.72319	$25.66427	182,309
01/01/2013 to 12/31/2013	$25.66427	$33.92998	177,804
01/01/2014 to 12/31/2014	$33.92998	$38.00205	225,380
01/01/2015 to 12/31/2015	$38.00205	$35.88361	307,497
01/01/2016 to 12/31/2016	$35.88361	$39.62551	267,928
01/01/2017 to 12/31/2017	$39.62551	$43.05378	250,874
01/01/2018 to 12/31/2018	$43.05378	$38.98665	243,150
AST Goldman Sachs Mid-Cap Growth Portfolio
04/02/2012 to 12/31/2012	$6.62346	$6.67744	295,653
01/01/2013 to 12/31/2013	$6.67744	$8.73874	280,627
01/01/2014 to 12/31/2014	$8.73874	$9.64863	303,027
01/01/2015 to 12/31/2015	$9.64863	$9.00912	805,485
01/01/2016 to 12/31/2016	$9.00912	$9.06596	723,416
01/01/2017 to 12/31/2017	$9.06596	$11.40704	652,462
01/01/2018 to 12/31/2018	$11.40704	$10.80137	621,352
AST Government Money Market Portfolio
04/02/2012 to 12/31/2012	$13.93292	$13.82981	713,101
01/01/2013 to 12/31/2013	$13.82981	$13.69132	710,651
01/01/2014 to 12/31/2014	$13.69132	$13.55442	1,050,285
01/01/2015 to 12/31/2015	$13.55442	$13.41913	966,611
01/01/2016 to 12/31/2016	$13.41913	$13.28474	903,599
01/01/2017 to 12/31/2017	$13.28474	$13.19697	1,033,000
01/01/2018 to 12/31/2018	$13.19697	$13.23413	985,309
AST Hotchkis & Wiley Large-Cap Value Portfolio
04/02/2012 to 12/31/2012	$20.65845	$21.40211	129,302
01/01/2013 to 12/31/2013	$21.40211	$29.63383	125,403
01/01/2014 to 12/31/2014	$29.63383	$33.37040	125,702
01/01/2015 to 12/31/2015	$33.37040	$30.44804	110,236
01/01/2016 to 12/31/2016	$30.44804	$36.13853	107,925
01/01/2017 to 12/31/2017	$36.13853	$42.64461	109,438
01/01/2018 to 12/31/2018	$42.64461	$36.24151	106,010

A-9

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST International Growth Portfolio
04/02/2012 to 12/31/2012	$19.84073	$20.28826	244,689
01/01/2013 to 12/31/2013	$20.28826	$23.91297	227,893
01/01/2014 to 12/31/2014	$23.91297	$22.36595	244,156
01/01/2015 to 12/31/2015	$22.36595	$22.83946	237,935
01/01/2016 to 12/31/2016	$22.83946	$21.75723	216,608
01/01/2017 to 12/31/2017	$21.75723	$29.17083	181,369
01/01/2018 to 12/31/2018	$29.17083	$25.02802	183,877
AST International Value Portfolio
04/02/2012 to 12/31/2012	$18.29055	$18.84378	69,926
01/01/2013 to 12/31/2013	$18.84378	$22.28699	59,140
01/01/2014 to 12/31/2014	$22.28699	$20.58500	60,486
01/01/2015 to 12/31/2015	$20.58500	$20.54578	55,206
01/01/2016 to 12/31/2016	$20.54578	$20.45874	51,372
01/01/2017 to 12/31/2017	$20.45874	$24.87523	49,631
01/01/2018 to 12/31/2018	$24.87523	$20.65169	46,276
AST J.P. Morgan International Equity Portfolio
04/02/2012 to 12/31/2012	$22.25916	$23.45510	106,686
01/01/2013 to 12/31/2013	$23.45510	$26.78744	85,086
01/01/2014 to 12/31/2014	$26.78744	$24.83158	91,810
01/01/2015 to 12/31/2015	$24.83158	$23.89634	105,108
01/01/2016 to 12/31/2016	$23.89634	$24.11479	100,615
01/01/2017 to 12/31/2017	$24.11479	$30.94853	109,592
01/01/2018 to 12/31/2018	$30.94853	$25.28549	130,028
AST Loomis Sayles Large-Cap Growth Portfolio
04/02/2012 to 12/31/2012	$21.62862	$20.64367	298,859
01/01/2013 to 12/31/2013	$20.64367	$27.91962	283,764
01/01/2014 to 12/31/2014	$27.91962	$30.56746	483,667
01/01/2015 to 12/31/2015	$30.56746	$33.30968	453,208
01/01/2016 to 12/31/2016	$33.30968	$34.81594	409,226
01/01/2017 to 12/31/2017	$34.81594	$45.83946	343,997
01/01/2018 to 12/31/2018	$45.83946	$44.15911	304,719
AST MFS Growth Portfolio
04/02/2012 to 12/31/2012	$9.88423	$9.87231	195,704
01/01/2013 to 12/31/2013	$9.87231	$13.36113	147,093
01/01/2014 to 12/31/2014	$13.36113	$14.37958	157,123
01/01/2015 to 12/31/2015	$14.37958	$15.26494	169,019
01/01/2016 to 12/31/2016	$15.26494	$15.40138	177,915
01/01/2017 to 12/31/2017	$15.40138	$19.92992	197,208
01/01/2018 to 12/31/2018	$19.92992	$20.15385	220,898
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
04/02/2012 to 12/31/2012	$38.16589	$39.06036	118,486
01/01/2013 to 12/31/2013	$39.06036	$54.91400	108,908
01/01/2014 to 12/31/2014	$54.91400	$62.11209	125,689
01/01/2015 to 12/31/2015	$62.11209	$58.02486	124,582
01/01/2016 to 12/31/2016	$58.02486	$67.91756	111,615
01/01/2017 to 12/31/2017	$67.91756	$76.51155	100,168
01/01/2018 to 12/31/2018	$76.51155	$63.28798	97,799
AST Preservation Asset Allocation Portfolio
04/02/2012 to 12/31/2012	$12.73851	$13.08726	274,996
01/01/2013 to 12/31/2013	$13.08726	$14.14999	348,267
01/01/2014 to 12/31/2014	$14.14999	$14.81750	425,734
01/01/2015 to 12/31/2015	$14.81750	$14.69032	503,132
01/01/2016 to 12/31/2016	$14.69032	$15.34726	578,618
01/01/2017 to 12/31/2017	$15.34726	$16.73327	635,562
01/01/2018 to 12/31/2018	$16.73327	$16.09460	620,067

A-10

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Small-Cap Growth Opportunities Portfolio
04/02/2012 to 12/31/2012	$13.98849	$13.30374	130,099
01/01/2013 to 12/31/2013	$13.30374	$18.54585	126,485
01/01/2014 to 12/31/2014	$18.54585	$19.26759	145,335
01/01/2015 to 12/31/2015	$19.26759	$19.32954	147,432
01/01/2016 to 12/31/2016	$19.32954	$20.60981	128,119
01/01/2017 to 12/31/2017	$20.60981	$26.05411	117,372
01/01/2018 to 12/31/2018	$26.05411	$22.99549	128,121
AST Small-Cap Growth Portfolio
04/02/2012 to 12/31/2012	$23.61672	$22.71838	122,406
01/01/2013 to 12/31/2013	$22.71838	$30.40214	97,212
01/01/2014 to 12/31/2014	$30.40214	$31.24773	88,416
01/01/2015 to 12/31/2015	$31.24773	$31.17842	88,541
01/01/2016 to 12/31/2016	$31.17842	$34.59479	87,562
01/01/2017 to 12/31/2017	$34.59479	$42.44065	89,783
01/01/2018 to 12/31/2018	$42.44065	$38.48332	85,686
AST Small-Cap Value Portfolio
04/02/2012 to 12/31/2012	$27.24482	$27.82968	104,650
01/01/2013 to 12/31/2013	$27.82968	$37.85590	104,841
01/01/2014 to 12/31/2014	$37.85590	$39.45176	128,407
01/01/2015 to 12/31/2015	$39.45176	$37.37402	128,308
01/01/2016 to 12/31/2016	$37.37402	$47.80626	112,783
01/01/2017 to 12/31/2017	$47.80626	$50.80672	105,110
01/01/2018 to 12/31/2018	$50.80672	$41.70798	100,361
AST T. Rowe Price Large-Cap Growth Portfolio
04/02/2012 to 12/31/2012	$20.27982	$19.63441	117,823
01/01/2013 to 12/31/2013	$19.63441	$27.99595	106,243
01/01/2014 to 12/31/2014	$27.99595	$30.02902	124,055
01/01/2015 to 12/31/2015	$30.02902	$32.57786	159,880
01/01/2016 to 12/31/2016	$32.57786	$33.12298	155,469
01/01/2017 to 12/31/2017	$33.12298	$45.21615	151,581
01/01/2018 to 12/31/2018	$45.21615	$46.49250	133,396
AST T. Rowe Price Large-Cap Value Portfolio
04/02/2012 to 12/31/2012	$13.21477	$13.21280	70,906
01/01/2013 to 12/31/2013	$13.21280	$17.61042	70,433
01/01/2014 to 12/31/2014	$17.61042	$17.70610	71,306
01/01/2015 to 12/31/2015	$17.70610	$16.46620	68,125
01/01/2016 to 12/31/2016	$16.46620	$17.30091	58,433
01/01/2017 to 12/31/2017	$17.30091	$19.96351	67,551
01/01/2018 to 12/31/2018	$19.96351	$17.84384	88,314
AST Templeton Global Bond Portfolio
04/02/2012 to 12/31/2012	$19.09175	$19.65672	130,910
01/01/2013 to 12/31/2013	$19.65672	$18.72972	127,379
01/01/2014 to 12/31/2014	$18.72972	$18.64568	144,106
01/01/2015 to 12/31/2015	$18.64568	$17.60690	142,199
01/01/2016 to 12/31/2016	$17.60690	$18.19061	118,128
01/01/2017 to 12/31/2017	$18.19061	$18.37684	131,155
01/01/2018 to 12/31/2018	$18.37684	$18.55587	118,555
AST WEDGE Capital Mid-Cap Value Portfolio
04/02/2012 to 12/31/2012	$15.74814	$16.30177	57,927
01/01/2013 to 12/31/2013	$16.30177	$21.37014	35,635
01/01/2014 to 12/31/2014	$21.37014	$24.32345	39,075
01/01/2015 to 12/31/2015	$24.32345	$22.48892	34,907
01/01/2016 to 12/31/2016	$22.48892	$25.38035	42,814
01/01/2017 to 12/31/2017	$25.38035	$29.78331	33,752
01/01/2018 to 12/31/2018	$29.78331	$24.61150	31,156

A-11

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Western Asset Core Plus Bond Portfolio
04/02/2012 to 12/31/2012	$11.82147	$12.38854	38,757
01/01/2013 to 12/31/2013	$12.38854	$12.08169	28,282
01/01/2014 to 12/31/2014	$12.08169	$12.82173	64,295
01/01/2015 to 12/31/2015	$12.82173	$12.85054	107,742
01/01/2016 to 12/31/2016	$12.85054	$13.37744	119,515
01/01/2017 to 12/31/2017	$13.37744	$14.07930	157,254
01/01/2018 to 12/31/2018	$14.07930	$13.62211	393,461
Wells Fargo VT International Equity Fund - Class 1
04/02/2012 to 12/31/2012	$14.51684	$14.71396	29,228
01/01/2013 to 12/31/2013	$14.71396	$17.47114	30,007
01/01/2014 to 12/31/2014	$17.47114	$16.37967	24,619
01/01/2015 to 12/31/2015	$16.37967	$16.58813	24,849
01/01/2016 to 12/31/2016	$16.58813	$16.95718	26,081
01/01/2017 to 12/31/2017	$16.95718	$20.96122	24,234
01/01/2018 to 12/31/2018	$20.96122	$17.25205	19,917
Wells Fargo VT Omega Growth Fund - Class 1
04/02/2012 to 12/31/2012	$16.20251	$16.06761	10,531
01/01/2013 to 12/31/2013	$16.06761	$22.30424	9,762
01/01/2014 to 12/31/2014	$22.30424	$22.98389	17,102
01/01/2015 to 12/31/2015	$22.98389	$23.12283	12,954
01/01/2016 to 12/31/2016	$23.12283	$23.06769	12,271
01/01/2017 to 12/31/2017	$23.06769	$30.81990	4,887
01/01/2018 to 12/31/2018	$30.81990	$30.66841	4,886
*Denotes the start date of these sub-accounts

A-12

Optimum
Prudential Annuities Life Assurance Corporation
Statement of Additional Information
ACCUMULATION UNIT VALUES: With HAV 40 bps Cliff M&E (1.05%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
04/02/2012 to 12/31/2012	$14.22606	$14.62138	6,089
01/01/2013 to 12/31/2013	$14.62138	$15.91091	5,806
01/01/2014 to 12/31/2014	$15.91091	$16.34519	5,757
01/01/2015 to 12/31/2015	$16.34519	$15.65299	3,935
01/01/2016 to 12/31/2016	$15.65299	$16.47028	46,158
01/01/2017 to 12/31/2017	$16.47028	$18.34872	466,609
01/01/2018 to 12/31/2018	$18.34872	$16.67795	473,658
AST Balanced Asset Allocation Portfolio
04/02/2012 to 12/31/2012	$14.44834	$14.65914	4,384
01/01/2013 to 12/31/2013	$14.65914	$17.06501	4,308
01/01/2014 to 12/31/2014	$17.06501	$17.98703	4,258
01/01/2015 to 12/31/2015	$17.98703	$17.88289	3,301
01/01/2016 to 12/31/2016	$17.88289	$18.80985	226,702
01/01/2017 to 12/31/2017	$18.80985	$21.38721	748,086
01/01/2018 to 12/31/2018	$21.38721	$20.11738	943,382
AST BlackRock Low Duration Bond Portfolio
04/02/2012 to 12/31/2012	$11.09598	$11.37492	148
01/01/2013 to 12/31/2013	$11.37492	$11.01077	162
01/01/2014 to 12/31/2014	$11.01077	$10.88446	170
01/01/2015 to 12/31/2015	$10.88446	$10.82215	166
01/01/2016 to 12/31/2016	$10.82215	$10.88455	12,857
01/01/2017 to 12/31/2017	$10.88455	$10.95384	25,124
01/01/2018 to 12/31/2018	$10.95384	$10.91894	26,602
AST BlackRock/Loomis Sayles Bond Portfolio
04/02/2012 to 12/31/2012	$12.42115	$13.09885	1,757
01/01/2013 to 12/31/2013	$13.09885	$12.72321	1,882
01/01/2014 to 12/31/2014	$12.72321	$13.12225	1,028
01/01/2015 to 12/31/2015	$13.12225	$12.71081	283
01/01/2016 to 12/31/2016	$12.71081	$13.10926	70,098
01/01/2017 to 12/31/2017	$13.10926	$13.53782	402,776
01/01/2018 to 12/31/2018	$13.53782	$13.30649	519,021
AST Capital Growth Asset Allocation Portfolio
04/02/2012 to 12/31/2012	$15.01430	$15.10845	1,488
01/01/2013 to 12/31/2013	$15.10845	$18.34056	2,300
01/01/2014 to 12/31/2014	$18.34056	$19.41746	3,108
01/01/2015 to 12/31/2015	$19.41746	$19.31617	3,056
01/01/2016 to 12/31/2016	$19.31617	$20.42029	421,217
01/01/2017 to 12/31/2017	$20.42029	$23.82123	968,283
01/01/2018 to 12/31/2018	$23.82123	$22.10430	1,077,512
AST Cohen & Steers Realty Portfolio
04/02/2012 to 12/31/2012	$21.66261	$22.39929	0
01/01/2013 to 12/31/2013	$22.39929	$22.85860	0
01/01/2014 to 12/31/2014	$22.85860	$29.61069	388
01/01/2015 to 12/31/2015	$29.61069	$30.71896	81
01/01/2016 to 12/31/2016	$30.71896	$31.86053	1,689
01/01/2017 to 12/31/2017	$31.86053	$33.49572	14,129
01/01/2018 to 12/31/2018	$33.49572	$31.56635	16,403

A-13

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Goldman Sachs Large-Cap Value Portfolio
04/02/2012 to 12/31/2012	$14.64457	$15.19628	0
01/01/2013 to 12/31/2013	$15.19628	$20.08038	0
01/01/2014 to 12/31/2014	$20.08038	$22.47894	1,261
01/01/2015 to 12/31/2015	$22.47894	$21.21510	239
01/01/2016 to 12/31/2016	$21.21510	$23.41553	8,429
01/01/2017 to 12/31/2017	$23.41553	$25.42854	56,519
01/01/2018 to 12/31/2018	$25.42854	$23.01465	68,730
AST Goldman Sachs Mid-Cap Growth Portfolio
04/02/2012 to 12/31/2012	$18.15288	$18.29379	0
01/01/2013 to 12/31/2013	$18.29379	$23.92897	0
01/01/2014 to 12/31/2014	$23.92897	$26.40716	423
01/01/2015 to 12/31/2015	$26.40716	$24.64441	205
01/01/2016 to 12/31/2016	$24.64441	$24.78713	9,474
01/01/2017 to 12/31/2017	$24.78713	$31.17208	59,879
01/01/2018 to 12/31/2018	$31.17208	$29.50180	65,802
AST Government Money Market Portfolio
04/02/2012 to 12/31/2012	$9.70699	$9.63140	0
01/01/2013 to 12/31/2013	$9.63140	$9.52973	0
01/01/2014 to 12/31/2014	$9.52973	$9.43011	0
01/01/2015 to 12/31/2015	$9.43011	$9.33134	0
01/01/2016 to 12/31/2016	$9.33134	$9.23318	18,527
01/01/2017 to 12/31/2017	$9.23318	$9.16745	59,825
01/01/2018 to 12/31/2018	$9.16745	$9.18861	57,865
AST Hotchkis & Wiley Large-Cap Value Portfolio
04/02/2012 to 12/31/2012	$15.20164	$15.74299	804
01/01/2013 to 12/31/2013	$15.74299	$21.78709	765
01/01/2014 to 12/31/2014	$21.78709	$24.52178	1,190
01/01/2015 to 12/31/2015	$24.52178	$22.36302	751
01/01/2016 to 12/31/2016	$22.36302	$26.52923	1,668
01/01/2017 to 12/31/2017	$26.52923	$31.28951	22,915
01/01/2018 to 12/31/2018	$31.28951	$26.57784	24,578
AST International Growth Portfolio
04/02/2012 to 12/31/2012	$15.19997	$15.53695	265
01/01/2013 to 12/31/2013	$15.53695	$18.30354	298
01/01/2014 to 12/31/2014	$18.30354	$17.11078	370
01/01/2015 to 12/31/2015	$17.11078	$17.46421	217
01/01/2016 to 12/31/2016	$17.46421	$16.62829	8,044
01/01/2017 to 12/31/2017	$16.62829	$22.28300	24,702
01/01/2018 to 12/31/2018	$22.28300	$19.10862	29,796
AST International Value Portfolio
04/02/2012 to 12/31/2012	$14.06806	$14.48795	159
01/01/2013 to 12/31/2013	$14.48795	$17.12656	176
01/01/2014 to 12/31/2014	$17.12656	$15.81072	246
01/01/2015 to 12/31/2015	$15.81072	$15.77263	241
01/01/2016 to 12/31/2016	$15.77263	$15.69799	3,907
01/01/2017 to 12/31/2017	$15.69799	$19.07708	20,459
01/01/2018 to 12/31/2018	$19.07708	$15.82997	26,035
AST Investment Grade Bond Portfolio
04/02/2012 to 12/31/2012	$13.54843	$14.42347	8,645
01/01/2013 to 12/31/2013	$14.42347	$13.81786	5,424
01/01/2014 to 12/31/2014	$13.81786	$14.59282	4,898
01/01/2015 to 12/31/2015	$14.59282	$14.60899	5,719
01/01/2016 to 12/31/2016	$14.60899	$15.06366	204,685
01/01/2017 to 12/31/2017	$15.06366	$15.54868	369,374
01/01/2018 to 12/31/2018	$15.54868	$15.34342	1,565,751

A-14

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST J.P. Morgan International Equity Portfolio
04/02/2012 to 12/31/2012	$14.93878	$15.73556	0
01/01/2013 to 12/31/2013	$15.73556	$17.96207	0
01/01/2014 to 12/31/2014	$17.96207	$16.64220	0
01/01/2015 to 12/31/2015	$16.64220	$16.00731	0
01/01/2016 to 12/31/2016	$16.00731	$16.14552	11,130
01/01/2017 to 12/31/2017	$16.14552	$20.71049	37,903
01/01/2018 to 12/31/2018	$20.71049	$16.91217	44,339
AST Loomis Sayles Large-Cap Growth Portfolio
04/02/2012 to 12/31/2012	$17.31934	$16.52452	105
01/01/2013 to 12/31/2013	$16.52452	$22.33731	111
01/01/2014 to 12/31/2014	$22.33731	$24.44343	309
01/01/2015 to 12/31/2015	$24.44343	$26.62287	139
01/01/2016 to 12/31/2016	$26.62287	$27.81272	5,491
01/01/2017 to 12/31/2017	$27.81272	$36.60041	36,062
01/01/2018 to 12/31/2018	$36.60041	$35.24071	44,264
AST MFS Growth Portfolio
04/02/2012 to 12/31/2012	$15.58647	$15.56172	700
01/01/2013 to 12/31/2013	$15.56172	$21.05040	674
01/01/2014 to 12/31/2014	$21.05040	$22.64360	655
01/01/2015 to 12/31/2015	$22.64360	$24.02559	598
01/01/2016 to 12/31/2016	$24.02559	$24.22813	1,643
01/01/2017 to 12/31/2017	$24.22813	$31.33624	18,836
01/01/2018 to 12/31/2018	$31.33624	$31.67213	24,506
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
04/02/2012 to 12/31/2012	$18.44151	$18.86656	0
01/01/2013 to 12/31/2013	$18.86656	$26.51069	0
01/01/2014 to 12/31/2014	$26.51069	$29.97055	372
01/01/2015 to 12/31/2015	$29.97055	$27.98425	181
01/01/2016 to 12/31/2016	$27.98425	$32.73890	3,171
01/01/2017 to 12/31/2017	$32.73890	$36.86296	20,283
01/01/2018 to 12/31/2018	$36.86296	$30.47638	24,358
AST Preservation Asset Allocation Portfolio
04/02/2012 to 12/31/2012	$13.59041	$13.95724	3,911
01/01/2013 to 12/31/2013	$13.95724	$15.08292	3,896
01/01/2014 to 12/31/2014	$15.08292	$15.78649	3,864
01/01/2015 to 12/31/2015	$15.78649	$15.64315	2,577
01/01/2016 to 12/31/2016	$15.64315	$16.33444	97,884
01/01/2017 to 12/31/2017	$16.33444	$17.80064	373,068
01/01/2018 to 12/31/2018	$17.80064	$17.11258	446,861
AST Small-Cap Growth Opportunities Portfolio
04/02/2012 to 12/31/2012	$18.42426	$17.51584	0
01/01/2013 to 12/31/2013	$17.51584	$24.40523	0
01/01/2014 to 12/31/2014	$24.40523	$25.34222	0
01/01/2015 to 12/31/2015	$25.34222	$25.41086	0
01/01/2016 to 12/31/2016	$25.41086	$27.08047	3,091
01/01/2017 to 12/31/2017	$27.08047	$34.21684	15,595
01/01/2018 to 12/31/2018	$34.21684	$30.18466	19,696
AST Small-Cap Growth Portfolio
04/02/2012 to 12/31/2012	$20.19142	$19.41615	92
01/01/2013 to 12/31/2013	$19.41615	$25.96995	94
01/01/2014 to 12/31/2014	$25.96995	$26.67868	99
01/01/2015 to 12/31/2015	$26.67868	$26.60605	0
01/01/2016 to 12/31/2016	$26.60605	$29.50653	1,253
01/01/2017 to 12/31/2017	$29.50653	$36.18016	20,162
01/01/2018 to 12/31/2018	$36.18016	$32.78984	21,325

A-15

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Small-Cap Value Portfolio
04/02/2012 to 12/31/2012	$17.30793	$17.67272	0
01/01/2013 to 12/31/2013	$17.67272	$24.02751	0
01/01/2014 to 12/31/2014	$24.02751	$25.02779	0
01/01/2015 to 12/31/2015	$25.02779	$23.69766	0
01/01/2016 to 12/31/2016	$23.69766	$30.29717	820
01/01/2017 to 12/31/2017	$30.29717	$32.18233	27,945
01/01/2018 to 12/31/2018	$32.18233	$26.40551	30,427
AST T. Rowe Price Large-Cap Growth Portfolio
04/02/2012 to 12/31/2012	$17.75824	$17.18656	0
01/01/2013 to 12/31/2013	$17.18656	$24.49326	0
01/01/2014 to 12/31/2014	$24.49326	$26.25877	198
01/01/2015 to 12/31/2015	$26.25877	$28.47315	178
01/01/2016 to 12/31/2016	$28.47315	$28.93492	4,856
01/01/2017 to 12/31/2017	$28.93492	$39.47913	52,149
01/01/2018 to 12/31/2018	$39.47913	$40.57285	57,780
AST T. Rowe Price Large-Cap Value Portfolio
04/02/2012 to 12/31/2012	$15.79915	$15.79081	179
01/01/2013 to 12/31/2013	$15.79081	$21.03572	230
01/01/2014 to 12/31/2014	$21.03572	$21.13924	241
01/01/2015 to 12/31/2015	$21.13924	$19.64889	0
01/01/2016 to 12/31/2016	$19.64889	$20.63449	1,623
01/01/2017 to 12/31/2017	$20.63449	$23.79808	20,961
01/01/2018 to 12/31/2018	$23.79808	$21.26041	29,629
AST Templeton Global Bond Portfolio
04/02/2012 to 12/31/2012	$12.19575	$12.55200	134
01/01/2013 to 12/31/2013	$12.55200	$11.95403	151
01/01/2014 to 12/31/2014	$11.95403	$11.89445	156
01/01/2015 to 12/31/2015	$11.89445	$11.22605	161
01/01/2016 to 12/31/2016	$11.22605	$11.59243	4,002
01/01/2017 to 12/31/2017	$11.59243	$11.70517	21,828
01/01/2018 to 12/31/2018	$11.70517	$11.81317	20,350
AST WEDGE Capital Mid-Cap Value Portfolio
04/02/2012 to 12/31/2012	$17.62787	$18.24065	156
01/01/2013 to 12/31/2013	$18.24065	$23.89972	201
01/01/2014 to 12/31/2014	$23.89972	$27.18879	187
01/01/2015 to 12/31/2015	$27.18879	$25.12546	141
01/01/2016 to 12/31/2016	$25.12546	$28.34163	517
01/01/2017 to 12/31/2017	$28.34163	$33.24151	21,009
01/01/2018 to 12/31/2018	$33.24151	$27.45524	22,602
AST Western Asset Core Plus Bond Portfolio
04/02/2012 to 12/31/2012	$12.34867	$12.93619	437
01/01/2013 to 12/31/2013	$12.93619	$12.60936	663
01/01/2014 to 12/31/2014	$12.60936	$13.37491	5,709
01/01/2015 to 12/31/2015	$13.37491	$13.39817	3,802
01/01/2016 to 12/31/2016	$13.39817	$13.94045	16,490
01/01/2017 to 12/31/2017	$13.94045	$14.66464	117,547
01/01/2018 to 12/31/2018	$14.66464	$14.18142	215,331
Wells Fargo VT International Equity Fund - Class 1
04/02/2012 to 12/31/2012	$14.21889	$14.40657	0
01/01/2013 to 12/31/2013	$14.40657	$17.09747	0
01/01/2014 to 12/31/2014	$17.09747	$16.02120	0
01/01/2015 to 12/31/2015	$16.02120	$16.21693	0
01/01/2016 to 12/31/2016	$16.21693	$16.56931	1,019
01/01/2017 to 12/31/2017	$16.56931	$20.47134	1,167
01/01/2018 to 12/31/2018	$20.47134	$16.84037	1,167

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Wells Fargo VT Omega Growth Fund - Class 1
04/02/2012 to 12/31/2012	$17.30262	$17.15217	0
01/01/2013 to 12/31/2013	$17.15217	$23.79776	0
01/01/2014 to 12/31/2014	$23.79776	$24.51054	0
01/01/2015 to 12/31/2015	$24.51054	$24.64633	0
01/01/2016 to 12/31/2016	$24.64633	$24.57523	0
01/01/2017 to 12/31/2017	$24.57523	$32.81743	0
01/01/2018 to 12/31/2018	$32.81743	$32.63940	0
*Denotes the start date of these sub-accounts

A-16

Optimum
Prudential Annuities Life Assurance Corporation
Statement of Additional Information
ACCUMULATION UNIT VALUES: With any two of GRO Plus, EBP or HAV or with any one of combo 5% or HDV Cliff M&E (1.15%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
04/02/2012 to 12/31/2012	$11.42288	$11.73145	1,346,497
01/01/2013 to 12/31/2013	$11.73145	$12.75317	1,371,076
01/01/2014 to 12/31/2014	$12.75317	$13.08780	1,367,935
01/01/2015 to 12/31/2015	$13.08780	$12.52082	1,344,431
01/01/2016 to 12/31/2016	$12.52082	$13.16115	1,692,192
01/01/2017 to 12/31/2017	$13.16115	$14.64750	1,980,986
01/01/2018 to 12/31/2018	$14.64750	$13.30030	1,941,249
AST Balanced Asset Allocation Portfolio
04/02/2012 to 12/31/2012	$12.07111	$12.23806	2,216,155
01/01/2013 to 12/31/2013	$12.23806	$14.23209	2,221,933
01/01/2014 to 12/31/2014	$14.23209	$14.98587	2,224,012
01/01/2015 to 12/31/2015	$14.98587	$14.88410	2,349,704
01/01/2016 to 12/31/2016	$14.88410	$15.63978	2,501,816
01/01/2017 to 12/31/2017	$15.63978	$17.76486	2,607,982
01/01/2018 to 12/31/2018	$17.76486	$16.69312	2,651,103
AST BlackRock Low Duration Bond Portfolio
04/02/2012 to 12/31/2012	$12.92468	$13.23966	146,946
01/01/2013 to 12/31/2013	$13.23966	$12.80276	293,078
01/01/2014 to 12/31/2014	$12.80276	$12.64317	338,182
01/01/2015 to 12/31/2015	$12.64317	$12.55841	508,243
01/01/2016 to 12/31/2016	$12.55841	$12.61743	534,367
01/01/2017 to 12/31/2017	$12.61743	$12.68555	566,890
01/01/2018 to 12/31/2018	$12.68555	$12.63222	476,237
AST BlackRock/Loomis Sayles Bond Portfolio
04/02/2012 to 12/31/2012	$15.15759	$15.97267	838,162
01/01/2013 to 12/31/2013	$15.97267	$15.49891	755,745
01/01/2014 to 12/31/2014	$15.49891	$15.96900	807,741
01/01/2015 to 12/31/2015	$15.96900	$15.45265	840,473
01/01/2016 to 12/31/2016	$15.45265	$15.92099	873,923
01/01/2017 to 12/31/2017	$15.92099	$16.42485	1,034,248
01/01/2018 to 12/31/2018	$16.42485	$16.12775	926,423
AST Bond Portfolio 2020
04/02/2012 to 12/31/2012	$11.35105	$12.05896	0
01/01/2013 to 12/31/2013	$12.05896	$11.14357	0
01/01/2014 to 12/31/2014	$11.14357	$11.69391	0
01/01/2015 to 12/31/2015	$11.69391	$11.73602	0
01/01/2016 to 12/31/2016	$11.73602	$11.82830	0
01/01/2017 to 12/31/2017	$11.82830	$11.79610	0
01/01/2018 to 12/31/2018	$11.79610	$11.69357	0
AST Capital Growth Asset Allocation Portfolio
04/02/2012 to 12/31/2012	$11.74830	$11.81303	1,825,382
01/01/2013 to 12/31/2013	$11.81303	$14.32559	2,003,360
01/01/2014 to 12/31/2014	$14.32559	$15.15144	2,316,265
01/01/2015 to 12/31/2015	$15.15144	$15.05716	2,410,163
01/01/2016 to 12/31/2016	$15.05716	$15.90188	3,014,814
01/01/2017 to 12/31/2017	$15.90188	$18.53166	3,615,814
01/01/2018 to 12/31/2018	$18.53166	$17.17845	3,830,612

A-17

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Cohen & Steers Realty Portfolio
04/02/2012 to 12/31/2012	$28.79089	$29.74759	27,252
01/01/2013 to 12/31/2013	$29.74759	$30.32683	36,608
01/01/2014 to 12/31/2014	$30.32683	$39.24533	38,386
01/01/2015 to 12/31/2015	$39.24533	$40.67319	40,889
01/01/2016 to 12/31/2016	$40.67319	$42.14203	59,607
01/01/2017 to 12/31/2017	$42.14203	$44.26022	58,009
01/01/2018 to 12/31/2018	$44.26022	$41.66846	49,566
AST Goldman Sachs Large-Cap Value Portfolio
04/02/2012 to 12/31/2012	$14.48422	$15.01859	90,626
01/01/2013 to 12/31/2013	$15.01859	$19.82558	182,543
01/01/2014 to 12/31/2014	$19.82558	$22.17124	239,027
01/01/2015 to 12/31/2015	$22.17124	$20.90361	556,642
01/01/2016 to 12/31/2016	$20.90361	$23.04852	511,589
01/01/2017 to 12/31/2017	$23.04852	$25.00482	514,826
01/01/2018 to 12/31/2018	$25.00482	$22.60815	458,024
AST Goldman Sachs Mid-Cap Growth Portfolio
04/02/2012 to 12/31/2012	$23.00831	$23.16935	61,641
01/01/2013 to 12/31/2013	$23.16935	$30.27566	74,871
01/01/2014 to 12/31/2014	$30.27566	$33.37730	69,326
01/01/2015 to 12/31/2015	$33.37730	$31.11769	159,147
01/01/2016 to 12/31/2016	$31.11769	$31.26639	160,642
01/01/2017 to 12/31/2017	$31.26639	$39.28086	197,295
01/01/2018 to 12/31/2018	$39.28086	$37.13830	174,007
AST Government Money Market Portfolio
04/02/2012 to 12/31/2012	$10.56259	$10.47243	130,013
01/01/2013 to 12/31/2013	$10.47243	$10.35198	288,635
01/01/2014 to 12/31/2014	$10.35198	$10.23256	603,201
01/01/2015 to 12/31/2015	$10.23256	$10.11537	887,511
01/01/2016 to 12/31/2016	$10.11537	$9.99892	1,091,222
01/01/2017 to 12/31/2017	$9.99892	$9.91760	1,364,762
01/01/2018 to 12/31/2018	$9.91760	$9.93035	976,063
AST Hotchkis & Wiley Large-Cap Value Portfolio
04/02/2012 to 12/31/2012	$12.79537	$13.24107	17,860
01/01/2013 to 12/31/2013	$13.24107	$18.30614	55,359
01/01/2014 to 12/31/2014	$18.30614	$20.58315	95,330
01/01/2015 to 12/31/2015	$20.58315	$18.75215	104,775
01/01/2016 to 12/31/2016	$18.75215	$22.22327	134,823
01/01/2017 to 12/31/2017	$22.22327	$26.18460	135,124
01/01/2018 to 12/31/2018	$26.18460	$22.21903	123,652
AST International Growth Portfolio
04/02/2012 to 12/31/2012	$18.71924	$19.11984	60,384
01/01/2013 to 12/31/2013	$19.11984	$22.50160	116,775
01/01/2014 to 12/31/2014	$22.50160	$21.01402	177,592
01/01/2015 to 12/31/2015	$21.01402	$21.42624	245,505
01/01/2016 to 12/31/2016	$21.42624	$20.38006	224,871
01/01/2017 to 12/31/2017	$20.38006	$27.28312	204,484
01/01/2018 to 12/31/2018	$27.28312	$23.37260	183,753
AST International Value Portfolio
04/02/2012 to 12/31/2012	$19.44091	$20.00622	30,153
01/01/2013 to 12/31/2013	$20.00622	$23.62592	46,439
01/01/2014 to 12/31/2014	$23.62592	$21.78865	63,246
01/01/2015 to 12/31/2015	$21.78865	$21.71414	75,017
01/01/2016 to 12/31/2016	$21.71414	$21.58945	76,371
01/01/2017 to 12/31/2017	$21.58945	$26.21036	88,439
01/01/2018 to 12/31/2018	$26.21036	$21.72686	91,301

A-18

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Investment Grade Bond Portfolio
04/02/2012 to 12/31/2012	$14.68429	$15.62094	988,824
01/01/2013 to 12/31/2013	$15.62094	$14.95003	316,915
01/01/2014 to 12/31/2014	$14.95003	$15.77257	351,974
01/01/2015 to 12/31/2015	$15.77257	$15.77414	965,478
01/01/2016 to 12/31/2016	$15.77414	$16.24865	1,319,744
01/01/2017 to 12/31/2017	$16.24865	$16.75492	965,826
01/01/2018 to 12/31/2018	$16.75492	$16.51705	4,412,839
AST J.P. Morgan International Equity Portfolio
04/02/2012 to 12/31/2012	$18.18822	$19.14382	64,570
01/01/2013 to 12/31/2013	$19.14382	$21.83054	78,923
01/01/2014 to 12/31/2014	$21.83054	$20.20591	74,393
01/01/2015 to 12/31/2015	$20.20591	$19.41548	84,523
01/01/2016 to 12/31/2016	$19.41548	$19.56338	84,580
01/01/2017 to 12/31/2017	$19.56338	$25.06940	105,044
01/01/2018 to 12/31/2018	$25.06940	$20.45086	92,560
AST Loomis Sayles Large-Cap Growth Portfolio
04/02/2012 to 12/31/2012	$17.39134	$16.58069	113,942
01/01/2013 to 12/31/2013	$16.58069	$22.39066	238,651
01/01/2014 to 12/31/2014	$22.39066	$24.47699	298,328
01/01/2015 to 12/31/2015	$24.47699	$26.63237	408,083
01/01/2016 to 12/31/2016	$26.63237	$27.79454	394,455
01/01/2017 to 12/31/2017	$27.79454	$36.53961	373,277
01/01/2018 to 12/31/2018	$36.53961	$35.14651	298,009
AST MFS Growth Portfolio
04/02/2012 to 12/31/2012	$16.05419	$16.01664	41,995
01/01/2013 to 12/31/2013	$16.01664	$21.64398	52,397
01/01/2014 to 12/31/2014	$21.64398	$23.25865	68,684
01/01/2015 to 12/31/2015	$23.25865	$24.65326	83,815
01/01/2016 to 12/31/2016	$24.65326	$24.83605	86,437
01/01/2017 to 12/31/2017	$24.83605	$32.09019	81,202
01/01/2018 to 12/31/2018	$32.09019	$32.40122	78,681
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
04/02/2012 to 12/31/2012	$21.36135	$21.83736	41,521
01/01/2013 to 12/31/2013	$21.83736	$30.65412	82,935
01/01/2014 to 12/31/2014	$30.65412	$34.61962	87,437
01/01/2015 to 12/31/2015	$34.61962	$32.29259	114,334
01/01/2016 to 12/31/2016	$32.29259	$37.74107	129,984
01/01/2017 to 12/31/2017	$37.74107	$42.45240	138,209
01/01/2018 to 12/31/2018	$42.45240	$35.06172	126,359
AST Preservation Asset Allocation Portfolio
04/02/2012 to 12/31/2012	$12.61695	$12.94774	839,716
01/01/2013 to 12/31/2013	$12.94774	$13.97780	738,781
01/01/2014 to 12/31/2014	$13.97780	$14.61518	800,719
01/01/2015 to 12/31/2015	$14.61518	$14.46791	852,432
01/01/2016 to 12/31/2016	$14.46791	$15.09201	1,187,643
01/01/2017 to 12/31/2017	$15.09201	$16.43017	1,381,775
01/01/2018 to 12/31/2018	$16.43017	$15.77899	1,583,735
AST Small-Cap Growth Opportunities Portfolio
04/02/2012 to 12/31/2012	$27.20851	$25.84752	36,427
01/01/2013 to 12/31/2013	$25.84752	$35.97775	46,755
01/01/2014 to 12/31/2014	$35.97775	$37.32114	53,798
01/01/2015 to 12/31/2015	$37.32114	$37.38441	73,156
01/01/2016 to 12/31/2016	$37.38441	$39.80047	71,685
01/01/2017 to 12/31/2017	$39.80047	$50.23818	81,026
01/01/2018 to 12/31/2018	$50.23818	$44.27268	75,959

A-19

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Small-Cap Growth Portfolio
04/02/2012 to 12/31/2012	$19.19547	$18.44439	14,615
01/01/2013 to 12/31/2013	$18.44439	$24.64517	62,996
01/01/2014 to 12/31/2014	$24.64517	$25.29233	49,354
01/01/2015 to 12/31/2015	$25.29233	$25.19795	36,188
01/01/2016 to 12/31/2016	$25.19795	$27.91679	49,676
01/01/2017 to 12/31/2017	$27.91679	$34.19651	58,328
01/01/2018 to 12/31/2018	$34.19651	$30.96054	53,523
AST Small-Cap Value Portfolio
04/02/2012 to 12/31/2012	$21.02979	$21.45694	35,533
01/01/2013 to 12/31/2013	$21.45694	$29.14296	92,549
01/01/2014 to 12/31/2014	$29.14296	$30.32547	102,295
01/01/2015 to 12/31/2015	$30.32547	$28.68481	138,803
01/01/2016 to 12/31/2016	$28.68481	$36.63634	142,295
01/01/2017 to 12/31/2017	$36.63634	$38.87681	140,546
01/01/2018 to 12/31/2018	$38.87681	$31.86581	120,768
AST T. Rowe Price Large-Cap Growth Portfolio
04/02/2012 to 12/31/2012	$18.29835	$17.69596	59,479
01/01/2013 to 12/31/2013	$17.69596	$25.19378	99,275
01/01/2014 to 12/31/2014	$25.19378	$26.98245	119,471
01/01/2015 to 12/31/2015	$26.98245	$29.22824	171,252
01/01/2016 to 12/31/2016	$29.22824	$29.67248	212,826
01/01/2017 to 12/31/2017	$29.67248	$40.44466	299,994
01/01/2018 to 12/31/2018	$40.44466	$41.52283	254,830
AST T. Rowe Price Large-Cap Value Portfolio
04/02/2012 to 12/31/2012	$16.87885	$16.85722	14,645
01/01/2013 to 12/31/2013	$16.85722	$22.43375	38,184
01/01/2014 to 12/31/2014	$22.43375	$22.52136	26,343
01/01/2015 to 12/31/2015	$22.52136	$20.91256	46,475
01/01/2016 to 12/31/2016	$20.91256	$21.93945	42,541
01/01/2017 to 12/31/2017	$21.93945	$25.27752	56,358
01/01/2018 to 12/31/2018	$25.27752	$22.55913	50,570
AST Templeton Global Bond Portfolio
04/02/2012 to 12/31/2012	$15.46034	$15.89989	53,980
01/01/2013 to 12/31/2013	$15.89989	$15.12712	113,438
01/01/2014 to 12/31/2014	$15.12712	$15.03645	132,013
01/01/2015 to 12/31/2015	$15.03645	$14.17720	186,850
01/01/2016 to 12/31/2016	$14.17720	$14.62513	194,200
01/01/2017 to 12/31/2017	$14.62513	$14.75245	206,055
01/01/2018 to 12/31/2018	$14.75245	$14.87346	166,119
AST WEDGE Capital Mid-Cap Value Portfolio
04/02/2012 to 12/31/2012	$20.38818	$21.08109	14,127
01/01/2013 to 12/31/2013	$21.08109	$27.59360	21,318
01/01/2014 to 12/31/2014	$27.59360	$31.35935	28,408
01/01/2015 to 12/31/2015	$31.35935	$28.95022	36,404
01/01/2016 to 12/31/2016	$28.95022	$32.62313	32,651
01/01/2017 to 12/31/2017	$32.62313	$38.22466	48,069
01/01/2018 to 12/31/2018	$38.22466	$31.53878	37,836
AST Western Asset Core Plus Bond Portfolio
04/02/2012 to 12/31/2012	$11.74319	$12.29264	244,516
01/01/2013 to 12/31/2013	$12.29264	$11.96993	328,315
01/01/2014 to 12/31/2014	$11.96993	$12.68383	354,642
01/01/2015 to 12/31/2015	$12.68383	$12.69306	412,868
01/01/2016 to 12/31/2016	$12.69306	$13.19346	503,172
01/01/2017 to 12/31/2017	$13.19346	$13.86477	761,183
01/01/2018 to 12/31/2018	$13.86477	$13.39424	1,046,330

A-20

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Wells Fargo VT International Equity Fund - Class 1
04/02/2012 to 12/31/2012	$14.33492	$14.51315	2,608
01/01/2013 to 12/31/2013	$14.51315	$17.20660	8,258
01/01/2014 to 12/31/2014	$17.20660	$16.10722	8,215
01/01/2015 to 12/31/2015	$16.10722	$16.28747	16,325
01/01/2016 to 12/31/2016	$16.28747	$16.62467	18,816
01/01/2017 to 12/31/2017	$16.62467	$20.51913	22,283
01/01/2018 to 12/31/2018	$20.51913	$16.86256	22,634
Wells Fargo VT Omega Growth Fund - Class 1
04/02/2012 to 12/31/2012	$22.97602	$22.75903	1,067
01/01/2013 to 12/31/2013	$22.75903	$31.54498	4,227
01/01/2014 to 12/31/2014	$31.54498	$32.45692	8,956
01/01/2015 to 12/31/2015	$32.45692	$32.60380	12,787
01/01/2016 to 12/31/2016	$32.60380	$32.47697	9,933
01/01/2017 to 12/31/2017	$32.47697	$43.32574	19,200
01/01/2018 to 12/31/2018	$43.32574	$43.04691	16,222
*Denotes the start date of these sub-accounts

A-21

Optimum
Prudential Annuities Life Assurance Corporation
Statement of Additional Information
ACCUMULATION UNIT VALUES: With No Optional Benefits OR With LT5 or with any one of EBP or HAV and GMWB or HAV and HD GRO/GRO
Plus 2008 or EBP and HD GRO/GRO Plus 2008 OR HD GRO 60 bps OR GRO Plus 2008 60 bps or HD5 Cliff M&E (1.25%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$8.02858	$9.85925	26,917,264
01/01/2010 to 12/31/2010	$9.85925	$10.90077	35,419,588
01/01/2011 to 12/31/2011	$10.90077	$10.47850	27,867,684
01/01/2012 to 12/31/2012	$10.47850	$11.64781	31,632,710
01/01/2013 to 12/31/2013	$11.64781	$12.64942	31,978,989
01/01/2014 to 12/31/2014	$12.64942	$12.96831	30,105,387
01/01/2015 to 12/31/2015	$12.96831	$12.39404	27,204,327
01/01/2016 to 12/31/2016	$12.39404	$13.01490	27,765,333
01/01/2017 to 12/31/2017	$13.01490	$14.47014	19,723,388
01/01/2018 to 12/31/2018	$14.47014	$13.12592	13,828,125
AST Balanced Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$8.30454	$10.11138	26,515,475
01/01/2010 to 12/31/2010	$10.11138	$11.21452	36,140,128
01/01/2011 to 12/31/2011	$11.21452	$10.93987	30,390,625
01/01/2012 to 12/31/2012	$10.93987	$12.15075	33,353,854
01/01/2013 to 12/31/2013	$12.15075	$14.11641	32,580,994
01/01/2014 to 12/31/2014	$14.11641	$14.84909	31,331,321
01/01/2015 to 12/31/2015	$14.84909	$14.73338	29,948,118
01/01/2016 to 12/31/2016	$14.73338	$15.46597	26,777,168
01/01/2017 to 12/31/2017	$15.46597	$17.54964	11,971,014
01/01/2018 to 12/31/2018	$17.54964	$16.47404	6,763,435
AST BlackRock Low Duration Bond Portfolio
01/01/2009 to 12/31/2009	$13.19421	$14.36207	2,949,882
01/01/2010 to 12/31/2010	$14.36207	$14.73554	3,080,140
01/01/2011 to 12/31/2011	$14.73554	$14.87862	2,600,827
01/01/2012 to 12/31/2012	$14.87862	$15.38229	2,281,868
01/01/2013 to 12/31/2013	$15.38229	$14.85967	2,529,324
01/01/2014 to 12/31/2014	$14.85967	$14.65988	2,269,196
01/01/2015 to 12/31/2015	$14.65988	$14.54662	2,959,875
01/01/2016 to 12/31/2016	$14.54662	$14.60061	2,755,173
01/01/2017 to 12/31/2017	$14.60061	$14.66420	2,164,573
01/01/2018 to 12/31/2018	$14.66420	$14.58799	1,608,192
AST BlackRock/Loomis Sayles Bond Portfolio
01/01/2009 to 12/31/2009	$14.68290	$16.89565	10,715,121
01/01/2010 to 12/31/2010	$16.89565	$17.97216	15,065,751
01/01/2011 to 12/31/2011	$17.97216	$18.31185	11,688,146
01/01/2012 to 12/31/2012	$18.31185	$19.76836	12,996,719
01/01/2013 to 12/31/2013	$19.76836	$19.16265	12,953,608
01/01/2014 to 12/31/2014	$19.16265	$19.72373	11,489,506
01/01/2015 to 12/31/2015	$19.72373	$19.06666	10,043,635
01/01/2016 to 12/31/2016	$19.06666	$19.62484	8,307,758
01/01/2017 to 12/31/2017	$19.62484	$20.22542	3,612,636
01/01/2018 to 12/31/2018	$20.22542	$19.83946	1,412,410

A-22

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2018
04/02/2012* to 12/31/2012	$13.78851	$14.42879	507,210
01/01/2013 to 12/31/2013	$14.42879	$13.80061	540,961
01/01/2014 to 12/31/2014	$13.80061	$13.99093	378,986
01/01/2015 to 12/31/2015	$13.99093	$13.92808	365,108
01/01/2016 to 12/31/2016	$13.92808	$13.97555	404,141
01/01/2017 to 12/31/2017	$13.97555	$13.89975	537,291
01/01/2018 to 12/31/2018	$13.89975	$13.82877	0
AST Bond Portfolio 2019
04/02/2012* to 12/31/2012	$13.87095	$14.59957	222,691
01/01/2013 to 12/31/2013	$14.59957	$13.72060	147,757
01/01/2014 to 12/31/2014	$13.72060	$14.12688	187,196
01/01/2015 to 12/31/2015	$14.12688	$14.09965	288,318
01/01/2016 to 12/31/2016	$14.09965	$14.12512	258,632
01/01/2017 to 12/31/2017	$14.12512	$14.05475	163,121
01/01/2018 to 12/31/2018	$14.05475	$13.95663	717,226
AST Bond Portfolio 2020
04/02/2012* to 12/31/2012	$11.31385	$12.01042	0
01/01/2013 to 12/31/2013	$12.01042	$11.08750	739,602
01/01/2014 to 12/31/2014	$11.08750	$11.62327	602,399
01/01/2015 to 12/31/2015	$11.62327	$11.65331	817,097
01/01/2016 to 12/31/2016	$11.65331	$11.73306	684,470
01/01/2017 to 12/31/2017	$11.73306	$11.68935	310,563
01/01/2018 to 12/31/2018	$11.68935	$11.57585	454,923
AST Bond Portfolio 2021
04/02/2012* to 12/31/2012	$12.94298	$13.86865	311,791
01/01/2013 to 12/31/2013	$13.86865	$12.73650	140,538
01/01/2014 to 12/31/2014	$12.73650	$13.54336	882,588
01/01/2015 to 12/31/2015	$13.54336	$13.61261	1,420,656
01/01/2016 to 12/31/2016	$13.61261	$13.71612	1,217,110
01/01/2017 to 12/31/2017	$13.71612	$13.75908	623,006
01/01/2018 to 12/31/2018	$13.75908	$13.59545	713,673
AST Bond Portfolio 2022
04/02/2012* to 12/31/2012	$11.80248	$12.63426	234,837
01/01/2013 to 12/31/2013	$12.63426	$11.26040	181,943
01/01/2014 to 12/31/2014	$11.26040	$12.27262	129,009
01/01/2015 to 12/31/2015	$12.27262	$12.37326	1,147,591
01/01/2016 to 12/31/2016	$12.37326	$12.44202	1,342,030
01/01/2017 to 12/31/2017	$12.44202	$12.47973	757,764
01/01/2018 to 12/31/2018	$12.47973	$12.30473	562,316
AST Bond Portfolio 2023
04/02/2012* to 12/31/2012	$9.77839	$10.45734	52,629
01/01/2013 to 12/31/2013	$10.45734	$9.27349	740,173
01/01/2014 to 12/31/2014	$9.27349	$10.31328	247,551
01/01/2015 to 12/31/2015	$10.31328	$10.46013	26,704
01/01/2016 to 12/31/2016	$10.46013	$10.52694	498,764
01/01/2017 to 12/31/2017	$10.52694	$10.57193	336,755
01/01/2018 to 12/31/2018	$10.57193	$10.41169	442,203
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	$9.99931	$8.79859	305,910
01/01/2014 to 12/31/2014	$8.79859	$9.95645	623,668
01/01/2015 to 12/31/2015	$9.95645	$10.11125	55,198
01/01/2016 to 12/31/2016	$10.11125	$10.17539	15,311
01/01/2017 to 12/31/2017	$10.17539	$10.21754	1,735,541
01/01/2018 to 12/31/2018	$10.21754	$10.02422	2,187,414

A-23

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$9.99931	$11.36619	203,374
01/01/2015 to 12/31/2015	$11.36619	$11.44834	1,813,881
01/01/2016 to 12/31/2016	$11.44834	$11.58495	305,322
01/01/2017 to 12/31/2017	$11.58495	$11.64979	214,433
01/01/2018 to 12/31/2018	$11.64979	$11.41881	2,455,411
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$9.99931	$9.99350	353,621
01/01/2016 to 12/31/2016	$9.99350	$10.07371	1,911,227
01/01/2017 to 12/31/2017	$10.07371	$10.18901	2,175,981
01/01/2018 to 12/31/2018	$10.18901	$9.95629	1,794,592
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$9.99863	$9.93455	1,756,042
01/01/2017 to 12/31/2017	$9.93455	$10.07409	1,836,042
01/01/2018 to 12/31/2018	$10.07409	$9.82229	3,594,947
AST Bond Portfolio 2028
01/03/2017* to 12/31/2017	$9.99862	$10.09258	159,021
01/01/2018 to 12/31/2018	$10.09258	$9.76087	1,570,061
AST Bond Portfolio 2029
01/02/2018* to 12/31/2018	$9.99862	$9.71630	225,524
AST Capital Growth Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$7.82245	$9.68136	31,792,069
01/01/2010 to 12/31/2010	$9.68136	$10.83900	41,650,794
01/01/2011 to 12/31/2011	$10.83900	$10.44405	30,125,427
01/01/2012 to 12/31/2012	$10.44405	$11.72862	36,635,255
01/01/2013 to 12/31/2013	$11.72862	$14.20890	42,035,241
01/01/2014 to 12/31/2014	$14.20890	$15.01280	45,541,719
01/01/2015 to 12/31/2015	$15.01280	$14.90416	47,837,914
01/01/2016 to 12/31/2016	$14.90416	$15.72440	48,997,089
01/01/2017 to 12/31/2017	$15.72440	$18.30635	34,471,868
01/01/2018 to 12/31/2018	$18.30635	$16.95237	25,687,390
AST Cohen & Steers Realty Portfolio
01/01/2009 to 12/31/2009	$17.09976	$22.27763	328,842
01/01/2010 to 12/31/2010	$22.27763	$28.31102	510,403
01/01/2011 to 12/31/2011	$28.31102	$29.80000	376,813
01/01/2012 to 12/31/2012	$29.80000	$33.94359	463,095
01/01/2013 to 12/31/2013	$33.94359	$34.56960	450,921
01/01/2014 to 12/31/2014	$34.56960	$44.69065	435,105
01/01/2015 to 12/31/2015	$44.69065	$46.26976	353,550
01/01/2016 to 12/31/2016	$46.26976	$47.89248	289,672
01/01/2017 to 12/31/2017	$47.89248	$50.24901	102,492
01/01/2018 to 12/31/2018	$50.24901	$47.25846	16,255
AST Goldman Sachs Large-Cap Value Portfolio
01/01/2009 to 12/31/2009	$8.18613	$9.63504	3,356,527
01/01/2010 to 12/31/2010	$9.63504	$10.74064	3,792,800
01/01/2011 to 12/31/2011	$10.74064	$10.02121	2,403,875
01/01/2012 to 12/31/2012	$10.02121	$11.84198	2,347,900
01/01/2013 to 12/31/2013	$11.84198	$15.61649	3,172,056
01/01/2014 to 12/31/2014	$15.61649	$17.44649	3,008,724
01/01/2015 to 12/31/2015	$17.44649	$16.43223	5,726,161
01/01/2016 to 12/31/2016	$16.43223	$18.10018	4,734,462
01/01/2017 to 12/31/2017	$18.10018	$19.61663	3,522,052
01/01/2018 to 12/31/2018	$19.61663	$17.71838	2,584,225

A-24

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Goldman Sachs Mid-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$3.32453	$5.15735	3,511,898
01/01/2010 to 12/31/2010	$5.15735	$6.10255	4,701,456
01/01/2011 to 12/31/2011	$6.10255	$5.84698	2,984,433
01/01/2012 to 12/31/2012	$5.84698	$6.90632	3,543,005
01/01/2013 to 12/31/2013	$6.90632	$9.01538	3,803,084
01/01/2014 to 12/31/2014	$9.01538	$9.92893	3,451,022
01/01/2015 to 12/31/2015	$9.92893	$9.24737	6,436,836
01/01/2016 to 12/31/2016	$9.24737	$9.28214	5,274,776
01/01/2017 to 12/31/2017	$9.28214	$11.64970	2,592,776
01/01/2018 to 12/31/2018	$11.64970	$11.00303	962,597
AST Government Money Market Portfolio
01/01/2009 to 12/31/2009	$11.49569	$11.37991	7,658,391
01/01/2010 to 12/31/2010	$11.37991	$11.24073	6,801,612
01/01/2011 to 12/31/2011	$11.24073	$11.10260	6,279,406
01/01/2012 to 12/31/2012	$11.10260	$10.96455	4,601,307
01/01/2013 to 12/31/2013	$10.96455	$10.82741	3,604,420
01/01/2014 to 12/31/2014	$10.82741	$10.69218	3,389,920
01/01/2015 to 12/31/2015	$10.69218	$10.55830	2,655,605
01/01/2016 to 12/31/2016	$10.55830	$10.42677	2,494,354
01/01/2017 to 12/31/2017	$10.42677	$10.33185	1,022,631
01/01/2018 to 12/31/2018	$10.33185	$10.33466	144,868
AST Hotchkis & Wiley Large-Cap Value Portfolio
01/01/2009 to 12/31/2009	$6.97415	$8.22537	1,032,590
01/01/2010 to 12/31/2010	$8.22537	$9.19151	1,205,571
01/01/2011 to 12/31/2011	$9.19151	$8.69703	860,066
01/01/2012 to 12/31/2012	$8.69703	$10.03847	942,929
01/01/2013 to 12/31/2013	$10.03847	$13.86439	1,237,335
01/01/2014 to 12/31/2014	$13.86439	$15.57319	1,567,637
01/01/2015 to 12/31/2015	$15.57319	$14.17351	1,387,504
01/01/2016 to 12/31/2016	$14.17351	$16.78016	1,298,527
01/01/2017 to 12/31/2017	$16.78016	$19.75125	800,693
01/01/2018 to 12/31/2018	$19.75125	$16.74288	533,467
AST International Growth Portfolio
01/01/2009 to 12/31/2009	$13.04639	$17.42988	1,310,930
01/01/2010 to 12/31/2010	$17.42988	$19.70725	1,459,929
01/01/2011 to 12/31/2011	$19.70725	$16.94594	915,042
01/01/2012 to 12/31/2012	$16.94594	$20.14210	876,174
01/01/2013 to 12/31/2013	$20.14210	$23.68076	1,198,831
01/01/2014 to 12/31/2014	$23.68076	$22.09277	1,223,949
01/01/2015 to 12/31/2015	$22.09277	$22.50344	1,809,004
01/01/2016 to 12/31/2016	$22.50344	$21.38304	1,669,710
01/01/2017 to 12/31/2017	$21.38304	$28.59708	1,151,308
01/01/2018 to 12/31/2018	$28.59708	$24.47340	940,815
AST International Value Portfolio
01/01/2009 to 12/31/2009	$6.37037	$8.20938	1,442,051
01/01/2010 to 12/31/2010	$8.20938	$9.00512	1,743,754
01/01/2011 to 12/31/2011	$9.00512	$7.77667	1,310,153
01/01/2012 to 12/31/2012	$7.77667	$8.95999	1,443,923
01/01/2013 to 12/31/2013	$8.95999	$10.57050	1,466,476
01/01/2014 to 12/31/2014	$10.57050	$9.73859	1,498,945
01/01/2015 to 12/31/2015	$9.73859	$9.69538	1,451,464
01/01/2016 to 12/31/2016	$9.69538	$9.62992	1,266,768
01/01/2017 to 12/31/2017	$9.62992	$11.67931	743,142
01/01/2018 to 12/31/2018	$11.67931	$9.67159	401,883

A-25

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Investment Grade Bond Portfolio
04/02/2012* to 12/31/2012	$14.62220	$15.54318	18,722,997
01/01/2013 to 12/31/2013	$15.54318	$14.86052	3,261,342
01/01/2014 to 12/31/2014	$14.86052	$15.66228	3,199,098
01/01/2015 to 12/31/2015	$15.66228	$15.64792	10,742,618
01/01/2016 to 12/31/2016	$15.64792	$16.10236	9,200,175
01/01/2017 to 12/31/2017	$16.10236	$16.58733	629,499
01/01/2018 to 12/31/2018	$16.58733	$16.33514	632
AST J.P. Morgan International Equity Portfolio
01/01/2009 to 12/31/2009	$6.85495	$9.19814	1,827,855
01/01/2010 to 12/31/2010	$9.19814	$9.73440	2,492,453
01/01/2011 to 12/31/2011	$9.73440	$8.73333	1,670,674
01/01/2012 to 12/31/2012	$8.73333	$10.51351	1,947,918
01/01/2013 to 12/31/2013	$10.51351	$11.97688	2,070,280
01/01/2014 to 12/31/2014	$11.97688	$11.07433	2,030,830
01/01/2015 to 12/31/2015	$11.07433	$10.63026	1,995,091
01/01/2016 to 12/31/2016	$10.63026	$10.70044	1,569,675
01/01/2017 to 12/31/2017	$10.70044	$13.69826	592,230
01/01/2018 to 12/31/2018	$13.69826	$11.16328	110,811
AST Loomis Sayles Large-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$6.82064	$8.73979	4,539,651
01/01/2010 to 12/31/2010	$8.73979	$10.33521	4,594,031
01/01/2011 to 12/31/2011	$10.33521	$10.11300	3,055,225
01/01/2012 to 12/31/2012	$10.11300	$11.21151	2,844,826
01/01/2013 to 12/31/2013	$11.21151	$15.12481	3,397,998
01/01/2014 to 12/31/2014	$15.12481	$16.51741	3,969,455
01/01/2015 to 12/31/2015	$16.51741	$17.95377	4,884,346
01/01/2016 to 12/31/2016	$17.95377	$18.71837	4,437,947
01/01/2017 to 12/31/2017	$18.71837	$24.58304	2,915,572
01/01/2018 to 12/31/2018	$24.58304	$23.62171	2,033,404
AST MFS Growth Portfolio
01/01/2009 to 12/31/2009	$5.72317	$7.02527	1,732,194
01/01/2010 to 12/31/2010	$7.02527	$7.82440	2,119,460
01/01/2011 to 12/31/2011	$7.82440	$7.68074	1,429,953
01/01/2012 to 12/31/2012	$7.68074	$8.88044	1,486,414
01/01/2013 to 12/31/2013	$8.88044	$11.98833	1,613,878
01/01/2014 to 12/31/2014	$11.98833	$12.86958	1,604,312
01/01/2015 to 12/31/2015	$12.86958	$13.62744	1,586,674
01/01/2016 to 12/31/2016	$13.62744	$13.71463	1,347,267
01/01/2017 to 12/31/2017	$13.71463	$17.70257	546,725
01/01/2018 to 12/31/2018	$17.70257	$17.85599	265,860
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/01/2009 to 12/31/2009	$11.78243	$16.36419	867,525
01/01/2010 to 12/31/2010	$16.36419	$19.94676	1,067,139
01/01/2011 to 12/31/2011	$19.94676	$19.20836	718,917
01/01/2012 to 12/31/2012	$19.20836	$22.21690	726,117
01/01/2013 to 12/31/2013	$22.21690	$31.15543	958,640
01/01/2014 to 12/31/2014	$31.15543	$35.15028	927,072
01/01/2015 to 12/31/2015	$35.15028	$32.75433	1,007,427
01/01/2016 to 12/31/2016	$32.75433	$38.24212	862,297
01/01/2017 to 12/31/2017	$38.24212	$42.97271	424,301
01/01/2018 to 12/31/2018	$42.97271	$35.45530	232,320

A-26

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Preservation Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$9.13658	$10.83022	16,345,435
01/01/2010 to 12/31/2010	$10.83022	$11.82552	21,296,028
01/01/2011 to 12/31/2011	$11.82552	$11.79419	20,978,607
01/01/2012 to 12/31/2012	$11.79419	$12.85490	21,413,601
01/01/2013 to 12/31/2013	$12.85490	$13.86364	19,382,539
01/01/2014 to 12/31/2014	$13.86364	$14.48096	18,214,833
01/01/2015 to 12/31/2015	$14.48096	$14.32044	17,690,793
01/01/2016 to 12/31/2016	$14.32044	$14.92312	16,724,690
01/01/2017 to 12/31/2017	$14.92312	$16.22989	11,323,152
01/01/2018 to 12/31/2018	$16.22989	$15.57088	8,557,066
AST Small-Cap Growth Opportunities Portfolio
01/01/2009 to 12/31/2009	$7.39455	$9.68711	1,308,983
01/01/2010 to 12/31/2010	$9.68711	$12.67921	1,500,026
01/01/2011 to 12/31/2011	$12.67921	$10.87912	1,440,412
01/01/2012 to 12/31/2012	$10.87912	$12.89951	1,624,583
01/01/2013 to 12/31/2013	$12.89951	$17.93697	1,692,703
01/01/2014 to 12/31/2014	$17.93697	$18.58790	1,505,947
01/01/2015 to 12/31/2015	$18.58790	$18.60051	1,635,150
01/01/2016 to 12/31/2016	$18.60051	$19.78268	1,367,144
01/01/2017 to 12/31/2017	$19.78268	$24.94557	719,098
01/01/2018 to 12/31/2018	$24.94557	$21.96112	451,474
AST Small-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$12.08676	$15.98273	375,867
01/01/2010 to 12/31/2010	$15.98273	$21.53069	527,269
01/01/2011 to 12/31/2011	$21.53069	$21.05360	412,276
01/01/2012 to 12/31/2012	$21.05360	$23.32164	475,113
01/01/2013 to 12/31/2013	$23.32164	$31.13069	525,441
01/01/2014 to 12/31/2014	$31.13069	$31.91570	468,074
01/01/2015 to 12/31/2015	$31.91570	$31.76441	489,692
01/01/2016 to 12/31/2016	$31.76441	$35.15627	405,652
01/01/2017 to 12/31/2017	$35.15627	$43.02099	166,549
01/01/2018 to 12/31/2018	$43.02099	$38.91033	54,870
AST Small-Cap Value Portfolio
01/01/2009 to 12/31/2009	$13.43524	$16.84959	971,333
01/01/2010 to 12/31/2010	$16.84959	$20.96423	983,045
01/01/2011 to 12/31/2011	$20.96423	$19.46513	633,878
01/01/2012 to 12/31/2012	$19.46513	$22.71231	589,246
01/01/2013 to 12/31/2013	$22.71231	$30.81692	725,986
01/01/2014 to 12/31/2014	$30.81692	$32.03491	663,097
01/01/2015 to 12/31/2015	$32.03491	$30.27101	807,371
01/01/2016 to 12/31/2016	$30.27101	$38.62318	678,624
01/01/2017 to 12/31/2017	$38.62318	$40.94386	485,568
01/01/2018 to 12/31/2018	$40.94386	$33.52597	369,837
AST T. Rowe Price Large-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$4.66002	$7.05790	3,806,238
01/01/2010 to 12/31/2010	$7.05790	$8.07160	5,578,264
01/01/2011 to 12/31/2011	$8.07160	$7.83574	3,909,559
01/01/2012 to 12/31/2012	$7.83574	$9.09813	4,988,062
01/01/2013 to 12/31/2013	$9.09813	$12.93998	5,503,342
01/01/2014 to 12/31/2014	$12.93998	$13.84458	5,405,579
01/01/2015 to 12/31/2015	$13.84458	$14.98171	5,326,817
01/01/2016 to 12/31/2016	$14.98171	$15.19407	4,117,374
01/01/2017 to 12/31/2017	$15.19407	$20.68919	1,930,387
01/01/2018 to 12/31/2018	$20.68919	$21.21915	666,404

A-27

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Large-Cap Value Portfolio
01/01/2009 to 12/31/2009	$8.97852	$10.48526	858,302
01/01/2010 to 12/31/2010	$10.48526	$11.64254	1,078,324
01/01/2011 to 12/31/2011	$11.64254	$11.44064	864,374
01/01/2012 to 12/31/2012	$11.44064	$12.81153	1,095,404
01/01/2013 to 12/31/2013	$12.81153	$17.03245	1,093,521
01/01/2014 to 12/31/2014	$17.03245	$17.08165	968,257
01/01/2015 to 12/31/2015	$17.08165	$15.84532	729,571
01/01/2016 to 12/31/2016	$15.84532	$16.60655	543,227
01/01/2017 to 12/31/2017	$16.60655	$19.11409	255,516
01/01/2018 to 12/31/2018	$19.11409	$17.04119	90,181
AST Templeton Global Bond Portfolio
01/01/2009 to 12/31/2009	$15.20855	$16.83808	1,081,396
01/01/2010 to 12/31/2010	$16.83808	$17.58272	1,391,312
01/01/2011 to 12/31/2011	$17.58272	$18.07926	1,078,586
01/01/2012 to 12/31/2012	$18.07926	$18.78601	1,116,940
01/01/2013 to 12/31/2013	$18.78601	$17.85488	1,226,981
01/01/2014 to 12/31/2014	$17.85488	$17.72987	1,116,770
01/01/2015 to 12/31/2015	$17.72987	$16.69977	1,349,327
01/01/2016 to 12/31/2016	$16.69977	$17.21009	1,112,460
01/01/2017 to 12/31/2017	$17.21009	$17.34235	817,947
01/01/2018 to 12/31/2018	$17.34235	$17.46681	507,791
AST WEDGE Capital Mid-Cap Value Portfolio
01/01/2009 to 12/31/2009	$8.46947	$11.61590	547,214
01/01/2010 to 12/31/2010	$11.61590	$14.17880	743,476
01/01/2011 to 12/31/2011	$14.17880	$13.51859	516,116
01/01/2012 to 12/31/2012	$13.51859	$15.80720	587,711
01/01/2013 to 12/31/2013	$15.80720	$20.66957	561,570
01/01/2014 to 12/31/2014	$20.66957	$23.46661	523,357
01/01/2015 to 12/31/2015	$23.46661	$21.64185	445,783
01/01/2016 to 12/31/2016	$21.64185	$24.36300	327,800
01/01/2017 to 12/31/2017	$24.36300	$28.51751	143,578
01/01/2018 to 12/31/2018	$28.51751	$23.50569	44,515
AST Western Asset Core Plus Bond Portfolio
01/01/2009 to 12/31/2009	$9.34592	$10.30233	2,726,911
01/01/2010 to 12/31/2010	$10.30233	$10.96693	3,801,379
01/01/2011 to 12/31/2011	$10.96693	$11.48243	3,277,047
01/01/2012 to 12/31/2012	$11.48243	$12.22911	3,417,319
01/01/2013 to 12/31/2013	$12.22911	$11.89594	3,858,415
01/01/2014 to 12/31/2014	$11.89594	$12.59274	4,617,743
01/01/2015 to 12/31/2015	$12.59274	$12.58918	5,018,180
01/01/2016 to 12/31/2016	$12.58918	$13.07237	4,532,751
01/01/2017 to 12/31/2017	$13.07237	$13.72359	2,474,596
01/01/2018 to 12/31/2018	$13.72359	$13.24430	1,466,165
Wells Fargo VT International Equity Fund - Class 1
07/16/2010* to 12/31/2010	$12.27867	$14.87472	173,563
01/01/2011 to 12/31/2011	$14.87472	$12.81037	149,767
01/01/2012 to 12/31/2012	$12.81037	$14.38078	122,892
01/01/2013 to 12/31/2013	$14.38078	$17.03250	100,597
01/01/2014 to 12/31/2014	$17.03250	$15.92808	76,194
01/01/2015 to 12/31/2015	$15.92808	$16.09005	45,610
01/01/2016 to 12/31/2016	$16.09005	$16.40651	29,664
01/01/2017 to 12/31/2017	$16.40651	$20.22940	8,287
01/01/2018 to 12/31/2018	$20.22940	$16.60745	1,936

A-28

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Wells Fargo VT Omega Growth Fund - Class 1
07/16/2010* to 12/31/2010	$11.07856	$13.99778	129,477
01/01/2011 to 12/31/2011	$13.99778	$13.08261	90,859
01/01/2012 to 12/31/2012	$13.08261	$15.60026	50,798
01/01/2013 to 12/31/2013	$15.60026	$21.60080	38,150
01/01/2014 to 12/31/2014	$21.60080	$22.20273	22,509
01/01/2015 to 12/31/2015	$22.20273	$22.28066	13,054
01/01/2016 to 12/31/2016	$22.28066	$22.17162	12,905
01/01/2017 to 12/31/2017	$22.17162	$29.54809	5,947
01/01/2018 to 12/31/2018	$29.54809	$29.32807	2,945
*Denotes the start date of these sub-accounts

A-29

Optimum
Prudential Annuities Life Assurance Corporation
Statement of Additional Information
ACCUMULATION UNIT VALUES: With HAV, EBP and GRO Plus or with combo 5% and Gro Plus Cliff M&E (1.40%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
04/02/2012 to 12/31/2012	$11.24128	$11.52309	4,919,010
01/01/2013 to 12/31/2013	$11.52309	$12.49500	4,374,574
01/01/2014 to 12/31/2014	$12.49500	$12.79047	4,483,855
01/01/2015 to 12/31/2015	$12.79047	$12.20555	4,600,461
01/01/2016 to 12/31/2016	$12.20555	$12.79746	5,742,579
01/01/2017 to 12/31/2017	$12.79746	$14.20671	6,692,496
01/01/2018 to 12/31/2018	$14.20671	$12.86718	6,259,360
AST Balanced Asset Allocation Portfolio
04/02/2012 to 12/31/2012	$11.87903	$12.02056	4,624,114
01/01/2013 to 12/31/2013	$12.02056	$13.94397	4,676,417
01/01/2014 to 12/31/2014	$13.94397	$14.64544	4,804,832
01/01/2015 to 12/31/2015	$14.64544	$14.50914	4,847,477
01/01/2016 to 12/31/2016	$14.50914	$15.20743	5,334,345
01/01/2017 to 12/31/2017	$15.20743	$17.23020	5,926,848
01/01/2018 to 12/31/2018	$17.23020	$16.14950	5,745,479
AST BlackRock Low Duration Bond Portfolio
04/02/2012 to 12/31/2012	$17.83258	$18.23283	7,531,093
01/01/2013 to 12/31/2013	$18.23283	$17.58676	6,726,178
01/01/2014 to 12/31/2014	$17.58676	$17.32373	5,672,418
01/01/2015 to 12/31/2015	$17.32373	$17.16383	5,016,699
01/01/2016 to 12/31/2016	$17.16383	$17.20130	4,396,300
01/01/2017 to 12/31/2017	$17.20130	$17.24996	4,031,538
01/01/2018 to 12/31/2018	$17.24996	$17.13398	3,463,246
AST BlackRock/Loomis Sayles Bond Portfolio
04/02/2012 to 12/31/2012	$24.22046	$25.47464	12,338,264
01/01/2013 to 12/31/2013	$25.47464	$24.65660	9,995,014
01/01/2014 to 12/31/2014	$24.65660	$25.34004	8,475,614
01/01/2015 to 12/31/2015	$25.34004	$24.45863	7,091,995
01/01/2016 to 12/31/2016	$24.45863	$25.13649	6,161,602
01/01/2017 to 12/31/2017	$25.13649	$25.86657	5,412,083
01/01/2018 to 12/31/2018	$25.86657	$25.33412	4,629,873
AST Bond Portfolio 2020
04/02/2012 to 12/31/2012	$11.25805	$11.93774	0
01/01/2013 to 12/31/2013	$11.93774	$11.00367	0
01/01/2014 to 12/31/2014	$11.00367	$11.51790	0
01/01/2015 to 12/31/2015	$11.51790	$11.53001	0
01/01/2016 to 12/31/2016	$11.53001	$11.59126	0
01/01/2017 to 12/31/2017	$11.59126	$11.53053	0
01/01/2018 to 12/31/2018	$11.53053	$11.40130	0
AST Capital Growth Asset Allocation Portfolio
04/02/2012 to 12/31/2012	$11.56120	$11.60294	3,975,636
01/01/2013 to 12/31/2013	$11.60294	$14.03527	4,084,010
01/01/2014 to 12/31/2014	$14.03527	$14.80675	5,123,719
01/01/2015 to 12/31/2015	$14.80675	$14.67740	5,614,019
01/01/2016 to 12/31/2016	$14.67740	$15.46167	7,327,067
01/01/2017 to 12/31/2017	$15.46167	$17.97320	9,793,434
01/01/2018 to 12/31/2018	$17.97320	$16.61840	9,994,935

A-30

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Cohen & Steers Realty Portfolio
04/02/2012 to 12/31/2012	$29.01999	$29.92769	1,447,772
01/01/2013 to 12/31/2013	$29.92769	$30.43333	1,232,613
01/01/2014 to 12/31/2014	$30.43333	$39.28369	1,115,800
01/01/2015 to 12/31/2015	$39.28369	$40.60997	942,477
01/01/2016 to 12/31/2016	$40.60997	$41.97061	831,813
01/01/2017 to 12/31/2017	$41.97061	$43.96916	686,176
01/01/2018 to 12/31/2018	$43.96916	$41.28906	583,093
AST Goldman Sachs Large-Cap Value Portfolio
04/02/2012 to 12/31/2012	$30.64087	$31.71129	4,811,343
01/01/2013 to 12/31/2013	$31.71129	$41.75519	4,091,526
01/01/2014 to 12/31/2014	$41.75519	$46.57737	3,561,789
01/01/2015 to 12/31/2015	$46.57737	$43.80310	3,597,245
01/01/2016 to 12/31/2016	$43.80310	$48.17596	3,118,732
01/01/2017 to 12/31/2017	$48.17596	$52.13310	2,787,143
01/01/2018 to 12/31/2018	$52.13310	$47.01628	2,434,686
AST Goldman Sachs Mid-Cap Growth Portfolio
04/02/2012 to 12/31/2012	$6.31094	$6.34316	3,777,430
01/01/2013 to 12/31/2013	$6.34316	$8.26777	3,161,832
01/01/2014 to 12/31/2014	$8.26777	$9.09175	2,703,265
01/01/2015 to 12/31/2015	$9.09175	$8.45477	15,980,177
01/01/2016 to 12/31/2016	$8.45477	$8.47380	13,867,971
01/01/2017 to 12/31/2017	$8.47380	$10.61894	12,270,682
01/01/2018 to 12/31/2018	$10.61894	$10.01412	10,727,702
AST Government Money Market Portfolio
04/02/2012 to 12/31/2012	$13.65154	$13.50952	17,079,423
01/01/2013 to 12/31/2013	$13.50952	$13.32015	13,291,565
01/01/2014 to 12/31/2014	$13.32015	$13.13385	13,654,097
01/01/2015 to 12/31/2015	$13.13385	$12.95008	12,534,974
01/01/2016 to 12/31/2016	$12.95008	$12.76926	11,390,209
01/01/2017 to 12/31/2017	$12.76926	$12.63397	10,159,311
01/01/2018 to 12/31/2018	$12.63397	$12.61802	10,291,957
AST Hotchkis & Wiley Large-Cap Value Portfolio
04/02/2012 to 12/31/2012	$20.36044	$21.02975	3,307,201
01/01/2013 to 12/31/2013	$21.02975	$29.00062	2,912,200
01/01/2014 to 12/31/2014	$29.00062	$32.52544	2,587,068
01/01/2015 to 12/31/2015	$32.52544	$29.55705	2,241,065
01/01/2016 to 12/31/2016	$29.55705	$34.93974	2,017,175
01/01/2017 to 12/31/2017	$34.93974	$41.06394	1,762,498
01/01/2018 to 12/31/2018	$41.06394	$34.75632	1,560,509
AST International Growth Portfolio
04/02/2012 to 12/31/2012	$18.65276	$19.01608	6,293,086
01/01/2013 to 12/31/2013	$19.01608	$22.32299	5,340,846
01/01/2014 to 12/31/2014	$22.32299	$20.79446	4,821,411
01/01/2015 to 12/31/2015	$20.79446	$21.14883	4,259,448
01/01/2016 to 12/31/2016	$21.14883	$20.06551	3,802,360
01/01/2017 to 12/31/2017	$20.06551	$26.79441	3,321,745
01/01/2018 to 12/31/2018	$26.79441	$22.89556	2,982,285
AST International Value Portfolio
04/02/2012 to 12/31/2012	$17.07885	$17.54225	1,527,083
01/01/2013 to 12/31/2013	$17.54225	$20.66374	1,321,160
01/01/2014 to 12/31/2014	$20.66374	$19.00863	1,138,759
01/01/2015 to 12/31/2015	$19.00863	$18.89569	1,039,181
01/01/2016 to 12/31/2016	$18.89569	$18.73984	943,283
01/01/2017 to 12/31/2017	$18.73984	$22.69347	808,690
01/01/2018 to 12/31/2018	$22.69347	$18.76368	764,784

A-31

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Investment Grade Bond Portfolio
04/02/2012 to 12/31/2012	$14.76497	$15.67712	39
01/01/2013 to 12/31/2013	$15.67712	$14.96580	0
01/01/2014 to 12/31/2014	$14.96580	$15.74930	0
01/01/2015 to 12/31/2015	$15.74930	$15.71099	0
01/01/2016 to 12/31/2016	$15.71099	$16.14275	0
01/01/2017 to 12/31/2017	$16.14275	$16.60376	0
01/01/2018 to 12/31/2018	$16.60376	$16.32633	210
AST J.P. Morgan International Equity Portfolio
04/02/2012 to 12/31/2012	$34.83608	$36.59713	1,679,191
01/01/2013 to 12/31/2013	$36.59713	$41.62765	1,487,091
01/01/2014 to 12/31/2014	$41.62765	$38.43226	1,330,411
01/01/2015 to 12/31/2015	$38.43226	$36.83514	1,220,771
01/01/2016 to 12/31/2016	$36.83514	$37.02219	1,083,383
01/01/2017 to 12/31/2017	$37.02219	$47.32249	991,687
01/01/2018 to 12/31/2018	$47.32249	$38.50595	867,932
AST Loomis Sayles Large-Cap Growth Portfolio
04/02/2012 to 12/31/2012	$20.41294	$19.42466	9,007,613
01/01/2013 to 12/31/2013	$19.42466	$26.16486	7,501,705
01/01/2014 to 12/31/2014	$26.16486	$28.53062	12,766,161
01/01/2015 to 12/31/2015	$28.53062	$30.96453	11,125,810
01/01/2016 to 12/31/2016	$30.96453	$32.23431	9,727,048
01/01/2017 to 12/31/2017	$32.23431	$42.26955	8,377,526
01/01/2018 to 12/31/2018	$42.26955	$40.55449	7,331,268
AST MFS Growth Portfolio
04/02/2012 to 12/31/2012	$9.39760	$9.35791	8,473,688
01/01/2013 to 12/31/2013	$9.35791	$12.61384	7,258,837
01/01/2014 to 12/31/2014	$12.61384	$13.52051	6,366,054
01/01/2015 to 12/31/2015	$13.52051	$14.29487	5,673,031
01/01/2016 to 12/31/2016	$14.29487	$14.36454	4,990,752
01/01/2017 to 12/31/2017	$14.36454	$18.51334	4,441,709
01/01/2018 to 12/31/2018	$18.51334	$18.64522	3,893,316
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
04/02/2012 to 12/31/2012	$37.15415	$37.91024	3,538,167
01/01/2013 to 12/31/2013	$37.91024	$53.08199	3,045,986
01/01/2014 to 12/31/2014	$53.08199	$59.79739	2,639,121
01/01/2015 to 12/31/2015	$59.79739	$55.63673	2,282,455
01/01/2016 to 12/31/2016	$55.63673	$64.86000	1,994,227
01/01/2017 to 12/31/2017	$64.86000	$72.77285	1,728,285
01/01/2018 to 12/31/2018	$72.77285	$59.95055	1,521,349
AST Preservation Asset Allocation Portfolio
04/02/2012 to 12/31/2012	$12.41607	$12.71758	5,429,828
01/01/2013 to 12/31/2013	$12.71758	$13.69461	4,824,905
01/01/2014 to 12/31/2014	$13.69461	$14.28270	4,770,903
01/01/2015 to 12/31/2015	$14.28270	$14.10302	4,771,117
01/01/2016 to 12/31/2016	$14.10302	$14.67423	5,403,196
01/01/2017 to 12/31/2017	$14.67423	$15.93508	6,037,162
01/01/2018 to 12/31/2018	$15.93508	$15.26462	6,058,564
AST Small-Cap Growth Opportunities Portfolio
04/02/2012 to 12/31/2012	$13.35502	$12.66302	4,924,697
01/01/2013 to 12/31/2013	$12.66302	$17.58140	4,045,290
01/01/2014 to 12/31/2014	$17.58140	$18.19175	3,549,857
01/01/2015 to 12/31/2015	$18.19175	$18.17646	3,140,831
01/01/2016 to 12/31/2016	$18.17646	$19.30237	2,781,597
01/01/2017 to 12/31/2017	$19.30237	$24.30313	2,483,573
01/01/2018 to 12/31/2018	$24.30313	$21.36279	2,227,050

A-32

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Small-Cap Growth Portfolio
04/02/2012 to 12/31/2012	$25.35980	$24.32164	1,542,659
01/01/2013 to 12/31/2013	$24.32164	$32.41614	1,330,742
01/01/2014 to 12/31/2014	$32.41614	$33.18308	1,114,092
01/01/2015 to 12/31/2015	$33.18308	$32.97563	1,029,965
01/01/2016 to 12/31/2016	$32.97563	$36.44149	895,312
01/01/2017 to 12/31/2017	$36.44149	$44.52618	795,697
01/01/2018 to 12/31/2018	$44.52618	$40.21010	691,095
AST Small-Cap Value Portfolio
04/02/2012 to 12/31/2012	$25.61287	$26.08383	2,840,903
01/01/2013 to 12/31/2013	$26.08383	$35.33780	2,399,560
01/01/2014 to 12/31/2014	$35.33780	$36.67867	2,110,720
01/01/2015 to 12/31/2015	$36.67867	$34.60647	1,874,038
01/01/2016 to 12/31/2016	$34.60647	$44.08811	1,609,327
01/01/2017 to 12/31/2017	$44.08811	$46.66633	1,396,957
01/01/2018 to 12/31/2018	$46.66633	$38.15322	1,225,607
AST T. Rowe Price Large-Cap Growth Portfolio
04/02/2012 to 12/31/2012	$19.01326	$18.35269	2,586,707
01/01/2013 to 12/31/2013	$18.35269	$26.06273	2,374,109
01/01/2014 to 12/31/2014	$26.06273	$27.84247	2,117,503
01/01/2015 to 12/31/2015	$27.84247	$30.08366	2,085,487
01/01/2016 to 12/31/2016	$30.08366	$30.46379	1,768,786
01/01/2017 to 12/31/2017	$30.46379	$41.41872	1,642,149
01/01/2018 to 12/31/2018	$41.41872	$42.41475	1,461,790
AST T. Rowe Price Large-Cap Value Portfolio
04/02/2012 to 12/31/2012	$12.61586	$12.57594	1,508,096
01/01/2013 to 12/31/2013	$12.57594	$16.69388	1,230,011
01/01/2014 to 12/31/2014	$16.69388	$16.71672	1,014,655
01/01/2015 to 12/31/2015	$16.71672	$15.48320	821,488
01/01/2016 to 12/31/2016	$15.48320	$16.20250	685,967
01/01/2017 to 12/31/2017	$16.20250	$18.62075	643,139
01/01/2018 to 12/31/2018	$18.62075	$16.57594	580,362
AST Templeton Global Bond Portfolio
04/02/2012 to 12/31/2012	$17.62052	$18.08731	2,390,182
01/01/2013 to 12/31/2013	$18.08731	$17.16465	2,112,886
01/01/2014 to 12/31/2014	$17.16465	$17.01852	1,970,013
01/01/2015 to 12/31/2015	$17.01852	$16.00536	1,674,070
01/01/2016 to 12/31/2016	$16.00536	$16.46945	1,449,888
01/01/2017 to 12/31/2017	$16.46945	$16.57098	1,320,550
01/01/2018 to 12/31/2018	$16.57098	$16.66437	1,139,725
AST WEDGE Capital Mid-Cap Value Portfolio
04/02/2012 to 12/31/2012	$15.03481	$15.51644	1,045,623
01/01/2013 to 12/31/2013	$15.51644	$20.25854	866,148
01/01/2014 to 12/31/2014	$20.25854	$22.96503	826,133
01/01/2015 to 12/31/2015	$22.96503	$21.14709	659,342
01/01/2016 to 12/31/2016	$21.14709	$23.76990	584,751
01/01/2017 to 12/31/2017	$23.76990	$27.78102	506,216
01/01/2018 to 12/31/2018	$27.78102	$22.86353	446,219
AST Western Asset Core Plus Bond Portfolio
04/02/2012 to 12/31/2012	$11.61384	$12.13428	951,592
01/01/2013 to 12/31/2013	$12.13428	$11.78576	703,842
01/01/2014 to 12/31/2014	$11.78576	$12.45714	826,728
01/01/2015 to 12/31/2015	$12.45714	$12.43466	1,235,855
01/01/2016 to 12/31/2016	$12.43466	$12.89234	1,271,409
01/01/2017 to 12/31/2017	$12.89234	$13.51423	1,300,427
01/01/2018 to 12/31/2018	$13.51423	$13.02235	2,708,965

A-33

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Wells Fargo VT International Equity Fund - Class 1
04/02/2012 to 12/31/2012	$14.25064	$14.40065	412,613
01/01/2013 to 12/31/2013	$14.40065	$17.03009	327,425
01/01/2014 to 12/31/2014	$17.03009	$15.90157	282,142
01/01/2015 to 12/31/2015	$15.90157	$16.03890	271,049
01/01/2016 to 12/31/2016	$16.03890	$16.32959	209,982
01/01/2017 to 12/31/2017	$16.32959	$20.10407	198,982
01/01/2018 to 12/31/2018	$20.10407	$16.47931	179,424
Wells Fargo VT Omega Growth Fund - Class 1
04/02/2012 to 12/31/2012	$11.51049	$11.38028	775,472
01/01/2013 to 12/31/2013	$11.38028	$15.73369	659,475
01/01/2014 to 12/31/2014	$15.73369	$16.14756	556,109
01/01/2015 to 12/31/2015	$16.14756	$16.17955	506,361
01/01/2016 to 12/31/2016	$16.17955	$16.07593	423,400
01/01/2017 to 12/31/2017	$16.07593	$21.39200	373,484
01/01/2018 to 12/31/2018	$21.39200	$21.20034	322,384
*Denotes the start date of these sub-accounts

A-34

Optimum
Prudential Annuities Life Assurance Corporation
Statement of Additional Information
ACCUMULATION UNIT VALUES: With Combo 5%/HAV 80 bps Cliff M&E (1.45%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
04/02/2012 to 12/31/2012	$14.05839	$14.40546	2,180
01/01/2013 to 12/31/2013	$14.40546	$15.61266	2,340
01/01/2014 to 12/31/2014	$15.61266	$15.97383	2,320
01/01/2015 to 12/31/2015	$15.97383	$15.23550	2,016
01/01/2016 to 12/31/2016	$15.23550	$15.96631	1,955
01/01/2017 to 12/31/2017	$15.96631	$17.71563	213,634
01/01/2018 to 12/31/2018	$17.71563	$16.03713	191,239
AST Balanced Asset Allocation Portfolio
04/02/2012 to 12/31/2012	$14.27831	$14.44291	230
01/01/2013 to 12/31/2013	$14.44291	$16.74538	3,006
01/01/2014 to 12/31/2014	$16.74538	$17.57885	2,980
01/01/2015 to 12/31/2015	$17.57885	$17.40646	2,954
01/01/2016 to 12/31/2016	$17.40646	$18.23504	214
01/01/2017 to 12/31/2017	$18.23504	$20.65002	659,026
01/01/2018 to 12/31/2018	$20.65002	$19.34489	832,772
AST BlackRock Low Duration Bond Portfolio
04/02/2012 to 12/31/2012	$10.96527	$11.20709	543
01/01/2013 to 12/31/2013	$11.20709	$10.80435	638
01/01/2014 to 12/31/2014	$10.80435	$10.63748	188
01/01/2015 to 12/31/2015	$10.63748	$10.53398	185
01/01/2016 to 12/31/2016	$10.53398	$10.55175	192
01/01/2017 to 12/31/2017	$10.55175	$10.57674	35,833
01/01/2018 to 12/31/2018	$10.57674	$10.50020	45,311
AST BlackRock/Loomis Sayles Bond Portfolio
04/02/2012 to 12/31/2012	$12.27484	$12.90561	10,044
01/01/2013 to 12/31/2013	$12.90561	$12.48478	6,046
01/01/2014 to 12/31/2014	$12.48478	$12.82441	5,649
01/01/2015 to 12/31/2015	$12.82441	$12.37205	5,750
01/01/2016 to 12/31/2016	$12.37205	$12.70850	4,343
01/01/2017 to 12/31/2017	$12.70850	$13.07105	424,426
01/01/2018 to 12/31/2018	$13.07105	$12.79546	409,721
AST Capital Growth Asset Allocation Portfolio
04/02/2012 to 12/31/2012	$14.83753	$14.88548	11,514
01/01/2013 to 12/31/2013	$14.88548	$17.99682	7,030
01/01/2014 to 12/31/2014	$17.99682	$18.97650	6,525
01/01/2015 to 12/31/2015	$18.97650	$18.80107	6,456
01/01/2016 to 12/31/2016	$18.80107	$19.79575	9,850
01/01/2017 to 12/31/2017	$19.79575	$22.99968	412,390
01/01/2018 to 12/31/2018	$22.99968	$21.25514	517,892
AST Cohen & Steers Realty Portfolio
04/02/2012 to 12/31/2012	$21.40782	$22.06904	76
01/01/2013 to 12/31/2013	$22.06904	$22.43055	81
01/01/2014 to 12/31/2014	$22.43055	$28.93892	65
01/01/2015 to 12/31/2015	$28.93892	$29.90074	62
01/01/2016 to 12/31/2016	$29.90074	$30.88687	63
01/01/2017 to 12/31/2017	$30.88687	$32.34123	3,380
01/01/2018 to 12/31/2018	$32.34123	$30.35441	5,619

A-35

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Goldman Sachs Large-Cap Value Portfolio
04/02/2012 to 12/31/2012	$14.47228	$14.97220	523
01/01/2013 to 12/31/2013	$14.97220	$19.70437	602
01/01/2014 to 12/31/2014	$19.70437	$21.96887	581
01/01/2015 to 12/31/2015	$21.96887	$20.64977	1,127
01/01/2016 to 12/31/2016	$20.64977	$22.69974	504
01/01/2017 to 12/31/2017	$22.69974	$24.55197	67,534
01/01/2018 to 12/31/2018	$24.55197	$22.13093	58,982
AST Goldman Sachs Mid-Cap Growth Portfolio
04/02/2012 to 12/31/2012	$17.93946	$18.02411	948
01/01/2013 to 12/31/2013	$18.02411	$23.48091	922
01/01/2014 to 12/31/2014	$23.48091	$25.80802	568
01/01/2015 to 12/31/2015	$25.80802	$23.98772	584
01/01/2016 to 12/31/2016	$23.98772	$24.02937	248
01/01/2017 to 12/31/2017	$24.02937	$30.09747	46,827
01/01/2018 to 12/31/2018	$30.09747	$28.36881	49,654
AST Government Money Market Portfolio
04/02/2012 to 12/31/2012	$9.59292	$9.48932	4,146
01/01/2013 to 12/31/2013	$9.48932	$9.35139	1,741
01/01/2014 to 12/31/2014	$9.35139	$9.21607	26,616
01/01/2015 to 12/31/2015	$9.21607	$9.08227	13,817
01/01/2016 to 12/31/2016	$9.08227	$8.95090	2,002
01/01/2017 to 12/31/2017	$8.95090	$8.85147	41,349
01/01/2018 to 12/31/2018	$8.85147	$8.83584	88,957
AST Hotchkis & Wiley Large-Cap Value Portfolio
04/02/2012 to 12/31/2012	$15.02273	$15.51082	0
01/01/2013 to 12/31/2013	$15.51082	$21.37907	0
01/01/2014 to 12/31/2014	$21.37907	$23.96539	0
01/01/2015 to 12/31/2015	$23.96539	$21.76727	0
01/01/2016 to 12/31/2016	$21.76727	$25.71834	933
01/01/2017 to 12/31/2017	$25.71834	$30.21090	15,814
01/01/2018 to 12/31/2018	$30.21090	$25.55720	18,519
AST International Growth Portfolio
04/02/2012 to 12/31/2012	$15.02132	$15.30804	662
01/01/2013 to 12/31/2013	$15.30804	$17.96101	620
01/01/2014 to 12/31/2014	$17.96101	$16.72271	675
01/01/2015 to 12/31/2015	$16.72271	$16.99908	648
01/01/2016 to 12/31/2016	$16.99908	$16.12010	723
01/01/2017 to 12/31/2017	$16.12010	$21.51511	17,298
01/01/2018 to 12/31/2018	$21.51511	$18.37506	18,598
AST International Value Portfolio
04/02/2012 to 12/31/2012	$13.90274	$14.27443	0
01/01/2013 to 12/31/2013	$14.27443	$16.80592	0
01/01/2014 to 12/31/2014	$16.80592	$15.45204	0
01/01/2015 to 12/31/2015	$15.45204	$15.35243	0
01/01/2016 to 12/31/2016	$15.35243	$15.21805	0
01/01/2017 to 12/31/2017	$15.21805	$18.41932	22,999
01/01/2018 to 12/31/2018	$18.41932	$15.22190	30,689
AST Investment Grade Bond Portfolio
04/02/2012 to 12/31/2012	$13.38884	$14.21055	7,000
01/01/2013 to 12/31/2013	$14.21055	$13.55893	3,285
01/01/2014 to 12/31/2014	$13.55893	$14.26152	2,091
01/01/2015 to 12/31/2015	$14.26152	$14.21954	2,521
01/01/2016 to 12/31/2016	$14.21954	$14.60293	2,936
01/01/2017 to 12/31/2017	$14.60293	$15.01233	548,421
01/01/2018 to 12/31/2018	$15.01233	$14.75401	2,219,031

A-36

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST J.P. Morgan International Equity Portfolio
04/02/2012 to 12/31/2012	$14.76295	$15.50339	0
01/01/2013 to 12/31/2013	$15.50339	$17.62553	0
01/01/2014 to 12/31/2014	$17.62553	$16.26429	0
01/01/2015 to 12/31/2015	$16.26429	$15.58049	0
01/01/2016 to 12/31/2016	$15.58049	$15.65166	0
01/01/2017 to 12/31/2017	$15.65166	$19.99616	48,190
01/01/2018 to 12/31/2018	$19.99616	$16.26242	43,463
AST Loomis Sayles Large-Cap Growth Portfolio
04/02/2012 to 12/31/2012	$17.11543	$16.28062	0
01/01/2013 to 12/31/2013	$16.28062	$21.91871	0
01/01/2014 to 12/31/2014	$21.91871	$23.88844	880
01/01/2015 to 12/31/2015	$23.88844	$25.91320	789
01/01/2016 to 12/31/2016	$25.91320	$26.96231	318
01/01/2017 to 12/31/2017	$26.96231	$35.33842	33,933
01/01/2018 to 12/31/2018	$35.33842	$33.88731	31,917
AST MFS Growth Portfolio
04/02/2012 to 12/31/2012	$15.40287	$15.33198	510
01/01/2013 to 12/31/2013	$15.33198	$20.65597	452
01/01/2014 to 12/31/2014	$20.65597	$22.12961	184
01/01/2015 to 12/31/2015	$22.12961	$23.38537	170
01/01/2016 to 12/31/2016	$23.38537	$23.48749	169
01/01/2017 to 12/31/2017	$23.48749	$30.25593	23,112
01/01/2018 to 12/31/2018	$30.25593	$30.45591	25,696
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
04/02/2012 to 12/31/2012	$18.22429	$18.58806	270
01/01/2013 to 12/31/2013	$18.58806	$26.01373	213
01/01/2014 to 12/31/2014	$26.01373	$29.28978	193
01/01/2015 to 12/31/2015	$29.28978	$27.23801	250
01/01/2016 to 12/31/2016	$27.23801	$31.73734	227
01/01/2017 to 12/31/2017	$31.73734	$35.59132	18,355
01/01/2018 to 12/31/2018	$35.59132	$29.30530	21,619
AST Preservation Asset Allocation Portfolio
04/02/2012 to 12/31/2012	$13.43044	$13.75126	240
01/01/2013 to 12/31/2013	$13.75126	$14.80021	254
01/01/2014 to 12/31/2014	$14.80021	$15.42794	252
01/01/2015 to 12/31/2015	$15.42794	$15.22608	248
01/01/2016 to 12/31/2016	$15.22608	$15.83488	242
01/01/2017 to 12/31/2017	$15.83488	$17.18667	592,750
01/01/2018 to 12/31/2018	$17.18667	$16.45508	514,201
AST Small-Cap Growth Opportunities Portfolio
04/02/2012 to 12/31/2012	$18.20710	$17.25717	308
01/01/2013 to 12/31/2013	$17.25717	$23.94780	335
01/01/2014 to 12/31/2014	$23.94780	$24.76663	346
01/01/2015 to 12/31/2015	$24.76663	$24.73336	328
01/01/2016 to 12/31/2016	$24.73336	$26.25220	0
01/01/2017 to 12/31/2017	$26.25220	$33.03673	17,384
01/01/2018 to 12/31/2018	$33.03673	$29.02497	17,987
AST Small-Cap Growth Portfolio
04/02/2012 to 12/31/2012	$19.95377	$19.12968	0
01/01/2013 to 12/31/2013	$19.12968	$25.48345	0
01/01/2014 to 12/31/2014	$25.48345	$26.07311	0
01/01/2015 to 12/31/2015	$26.07311	$25.89686	0
01/01/2016 to 12/31/2016	$25.89686	$28.60422	0
01/01/2017 to 12/31/2017	$28.60422	$34.93250	10,439
01/01/2018 to 12/31/2018	$34.93250	$31.53024	15,457

A-37

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Small-Cap Value Portfolio
04/02/2012 to 12/31/2012	$17.10418	$17.41211	0
01/01/2013 to 12/31/2013	$17.41211	$23.57749	0
01/01/2014 to 12/31/2014	$23.57749	$24.45978	0
01/01/2015 to 12/31/2015	$24.45978	$23.06612	0
01/01/2016 to 12/31/2016	$23.06612	$29.37095	255
01/01/2017 to 12/31/2017	$29.37095	$31.07283	10,076
01/01/2018 to 12/31/2018	$31.07283	$25.39136	6,113
AST T. Rowe Price Large-Cap Growth Portfolio
04/02/2012 to 12/31/2012	$17.54923	$16.93303	0
01/01/2013 to 12/31/2013	$16.93303	$24.03450	0
01/01/2014 to 12/31/2014	$24.03450	$25.66278	0
01/01/2015 to 12/31/2015	$25.66278	$27.71447	0
01/01/2016 to 12/31/2016	$27.71447	$28.05039	0
01/01/2017 to 12/31/2017	$28.05039	$38.11816	38,656
01/01/2018 to 12/31/2018	$38.11816	$39.01490	42,463
AST T. Rowe Price Large-Cap Value Portfolio
04/02/2012 to 12/31/2012	$15.61319	$15.55791	0
01/01/2013 to 12/31/2013	$15.55791	$20.64173	0
01/01/2014 to 12/31/2014	$20.64173	$20.65942	0
01/01/2015 to 12/31/2015	$20.65942	$19.12527	0
01/01/2016 to 12/31/2016	$19.12527	$20.00372	0
01/01/2017 to 12/31/2017	$20.00372	$22.97763	28,700
01/01/2018 to 12/31/2018	$22.97763	$20.44396	29,203
AST Templeton Global Bond Portfolio
04/02/2012 to 12/31/2012	$12.05208	$12.36662	0
01/01/2013 to 12/31/2013	$12.36662	$11.72986	0
01/01/2014 to 12/31/2014	$11.72986	$11.62412	0
01/01/2015 to 12/31/2015	$11.62412	$10.92662	0
01/01/2016 to 12/31/2016	$10.92662	$11.23771	0
01/01/2017 to 12/31/2017	$11.23771	$11.30121	22,532
01/01/2018 to 12/31/2018	$11.30121	$11.35912	28,790
AST WEDGE Capital Mid-Cap Value Portfolio
04/02/2012 to 12/31/2012	$17.42031	$17.97155	0
01/01/2013 to 12/31/2013	$17.97155	$23.45216	0
01/01/2014 to 12/31/2014	$23.45216	$26.57180	0
01/01/2015 to 12/31/2015	$26.57180	$24.45592	0
01/01/2016 to 12/31/2016	$24.45592	$27.47519	0
01/01/2017 to 12/31/2017	$27.47519	$32.09537	10,928
01/01/2018 to 12/31/2018	$32.09537	$26.40074	13,980
AST Western Asset Core Plus Bond Portfolio
04/02/2012 to 12/31/2012	$12.20348	$12.74552	1,573
01/01/2013 to 12/31/2013	$12.74552	$12.37321	1,763
01/01/2014 to 12/31/2014	$12.37321	$13.07139	1,750
01/01/2015 to 12/31/2015	$13.07139	$13.04109	1,706
01/01/2016 to 12/31/2016	$13.04109	$13.51414	4,195
01/01/2017 to 12/31/2017	$13.51414	$14.15878	118,402
01/01/2018 to 12/31/2018	$14.15878	$13.63647	163,618
Wells Fargo VT International Equity Fund - Class 1
04/02/2012 to 12/31/2012	$14.05138	$14.19391	0
01/01/2013 to 12/31/2013	$14.19391	$16.77715	0
01/01/2014 to 12/31/2014	$16.77715	$15.65745	0
01/01/2015 to 12/31/2015	$15.65745	$15.78462	0
01/01/2016 to 12/31/2016	$15.78462	$16.06256	0
01/01/2017 to 12/31/2017	$16.06256	$19.76532	775
01/01/2018 to 12/31/2018	$19.76532	$16.19338	4,923

A-38

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Wells Fargo VT Omega Growth Fund - Class 1
04/02/2012 to 12/31/2012	$17.09912	$16.89928	0
01/01/2013 to 12/31/2013	$16.89928	$23.35210	0
01/01/2014 to 12/31/2014	$23.35210	$23.95423	0
01/01/2015 to 12/31/2015	$23.95423	$23.98960	0
01/01/2016 to 12/31/2016	$23.98960	$23.82399	0
01/01/2017 to 12/31/2017	$23.82399	$31.68616	2,388
01/01/2018 to 12/31/2018	$31.68616	$31.38609	2,388
*Denotes the start date of these sub-accounts

A-39

Optimum
Prudential Annuities Life Assurance Corporation
Statement of Additional Information
ACCUMULATION UNIT VALUES: With any one of GRO Plus, EBP or HAV OR With any one of HAV or EBP & LT5 or GMWB, HAV & EBP or with any one combo 5% or HDV and GMWB or Combo 5%/HAV and HD GRO/GRO Plus 2008 or HAV, EBP and HD GRO OR HD GRO 60 bps and
HAV OR GRO Plus 2008 60 bps and HAV Cliff M&E (1.50%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$7.96599	$9.75778	3,603,747
01/01/2010 to 12/31/2010	$9.75778	$10.76144	2,807,816
01/01/2011 to 12/31/2011	$10.76144	$10.31836	1,829,484
01/01/2012 to 12/31/2012	$10.31836	$11.44067	1,736,967
01/01/2013 to 12/31/2013	$11.44067	$12.39310	1,728,158
01/01/2014 to 12/31/2014	$12.39310	$12.67341	1,664,666
01/01/2015 to 12/31/2015	$12.67341	$12.08149	1,547,700
01/01/2016 to 12/31/2016	$12.08149	$12.65473	1,904,121
01/01/2017 to 12/31/2017	$12.65473	$14.03410	2,166,262
01/01/2018 to 12/31/2018	$14.03410	$12.69792	2,103,514
AST Balanced Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$8.23982	$10.00721	2,332,501
01/01/2010 to 12/31/2010	$10.00721	$11.07091	1,919,500
01/01/2011 to 12/31/2011	$11.07091	$10.77248	1,156,073
01/01/2012 to 12/31/2012	$10.77248	$11.93449	1,123,914
01/01/2013 to 12/31/2013	$11.93449	$13.83007	1,161,351
01/01/2014 to 12/31/2014	$13.83007	$14.51106	1,024,688
01/01/2015 to 12/31/2015	$14.51106	$14.36141	857,164
01/01/2016 to 12/31/2016	$14.36141	$15.03738	1,044,833
01/01/2017 to 12/31/2017	$15.03738	$17.02029	1,315,129
01/01/2018 to 12/31/2018	$17.02029	$15.93649	1,236,158
AST BlackRock Low Duration Bond Portfolio
01/01/2009 to 12/31/2009	$11.06750	$12.01658	1,118,692
01/01/2010 to 12/31/2010	$12.01658	$12.29800	945,944
01/01/2011 to 12/31/2011	$12.29800	$12.38612	473,351
01/01/2012 to 12/31/2012	$12.38612	$12.77291	337,586
01/01/2013 to 12/31/2013	$12.77291	$12.30775	279,123
01/01/2014 to 12/31/2014	$12.30775	$12.11139	207,705
01/01/2015 to 12/31/2015	$12.11139	$11.98743	238,852
01/01/2016 to 12/31/2016	$11.98743	$12.00105	219,768
01/01/2017 to 12/31/2017	$12.00105	$12.02287	218,295
01/01/2018 to 12/31/2018	$12.02287	$11.92998	187,411
AST BlackRock/Loomis Sayles Bond Portfolio
01/01/2009 to 12/31/2009	$11.56207	$13.27088	1,242,625
01/01/2010 to 12/31/2010	$13.27088	$14.08072	1,216,835
01/01/2011 to 12/31/2011	$14.08072	$14.31051	711,514
01/01/2012 to 12/31/2012	$14.31051	$15.40968	667,649
01/01/2013 to 12/31/2013	$15.40968	$14.89962	564,057
01/01/2014 to 12/31/2014	$14.89962	$15.29718	471,500
01/01/2015 to 12/31/2015	$15.29718	$14.75006	374,455
01/01/2016 to 12/31/2016	$14.75006	$15.14351	271,406
01/01/2017 to 12/31/2017	$15.14351	$15.56761	201,679
01/01/2018 to 12/31/2018	$15.56761	$15.23172	186,918

A-40

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2018
01/01/2009 to 12/31/2009	$12.06902	$11.16873	0
01/01/2010 to 12/31/2010	$11.16873	$12.23174	0
01/01/2011 to 12/31/2011	$12.23174	$13.68451	59,843
01/01/2012 to 12/31/2012	$13.68451	$14.24948	20,844
01/01/2013 to 12/31/2013	$14.24948	$13.59462	7,412
01/01/2014 to 12/31/2014	$13.59462	$13.74717	23,989
01/01/2015 to 12/31/2015	$13.74717	$13.65072	83,299
01/01/2016 to 12/31/2016	$13.65072	$13.66279	59,723
01/01/2017 to 12/31/2017	$13.66279	$13.55419	84,447
01/01/2018 to 12/31/2018	$13.55419	$13.45070	0
AST Bond Portfolio 2019
01/01/2009 to 12/31/2009	$12.13807	$11.03530	4,254
01/01/2010 to 12/31/2010	$11.03530	$12.10470	0
01/01/2011 to 12/31/2011	$12.10470	$13.82780	0
01/01/2012 to 12/31/2012	$13.82780	$14.41817	737
01/01/2013 to 12/31/2013	$14.41817	$13.51573	10,939
01/01/2014 to 12/31/2014	$13.51573	$13.88072	991
01/01/2015 to 12/31/2015	$13.88072	$13.81898	267
01/01/2016 to 12/31/2016	$13.81898	$13.80904	56,581
01/01/2017 to 12/31/2017	$13.80904	$13.70602	37,733
01/01/2018 to 12/31/2018	$13.70602	$13.57586	194,125
AST Bond Portfolio 2020
01/02/2009* to 12/31/2009	$9.99917	$8.81569	0
01/01/2010 to 12/31/2010	$8.81569	$9.71197	6,670
01/01/2011 to 12/31/2011	$9.71197	$11.35302	0
01/01/2012 to 12/31/2012	$11.35302	$11.88920	0
01/01/2013 to 12/31/2013	$11.88920	$10.94781	57,420
01/01/2014 to 12/31/2014	$10.94781	$11.44774	39,662
01/01/2015 to 12/31/2015	$11.44774	$11.44813	34,641
01/01/2016 to 12/31/2016	$11.44813	$11.49726	28,462
01/01/2017 to 12/31/2017	$11.49726	$11.42537	27,408
01/01/2018 to 12/31/2018	$11.42537	$11.28585	33,860
AST Bond Portfolio 2021
01/04/2010* to 12/31/2010	$9.99834	$11.04192	5,927
01/01/2011 to 12/31/2011	$11.04192	$13.08437	13,290
01/01/2012 to 12/31/2012	$13.08437	$13.76362	3,479
01/01/2013 to 12/31/2013	$13.76362	$12.60810	4,021
01/01/2014 to 12/31/2014	$12.60810	$13.37292	125,853
01/01/2015 to 12/31/2015	$13.37292	$13.40731	173,077
01/01/2016 to 12/31/2016	$13.40731	$13.47518	141,687
01/01/2017 to 12/31/2017	$13.47518	$13.48332	87,514
01/01/2018 to 12/31/2018	$13.48332	$13.28893	75,490
AST Bond Portfolio 2022
01/03/2011* to 12/31/2011	$9.99876	$12.05717	10,896
01/01/2012 to 12/31/2012	$12.05717	$12.57047	10,872
01/01/2013 to 12/31/2013	$12.57047	$11.17526	42,070
01/01/2014 to 12/31/2014	$11.17526	$12.14896	38,179
01/01/2015 to 12/31/2015	$12.14896	$12.21753	101,130
01/01/2016 to 12/31/2016	$12.21753	$12.25439	103,750
01/01/2017 to 12/31/2017	$12.25439	$12.26028	56,216
01/01/2018 to 12/31/2018	$12.26028	$12.05768	58,508

A-41

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2023
01/03/2012* to 12/31/2012	$9.99835	$10.43083	2,072
01/01/2013 to 12/31/2013	$10.43083	$9.22647	52,259
01/01/2014 to 12/31/2014	$9.22647	$10.23487	20,394
01/01/2015 to 12/31/2015	$10.23487	$10.35432	10,400
01/01/2016 to 12/31/2016	$10.35432	$10.39418	14,220
01/01/2017 to 12/31/2017	$10.39418	$10.41224	9,137
01/01/2018 to 12/31/2018	$10.41224	$10.22817	49,351
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	$9.99917	$8.77624	11,938
01/01/2014 to 12/31/2014	$8.77624	$9.90595	92,771
01/01/2015 to 12/31/2015	$9.90595	$10.03454	0
01/01/2016 to 12/31/2016	$10.03454	$10.07271	0
01/01/2017 to 12/31/2017	$10.07271	$10.08893	51,008
01/01/2018 to 12/31/2018	$10.08893	$9.87287	99,859
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$9.99917	$11.33741	64,982
01/01/2015 to 12/31/2015	$11.33741	$11.39046	253,243
01/01/2016 to 12/31/2016	$11.39046	$11.49726	10,748
01/01/2017 to 12/31/2017	$11.49726	$11.53238	3,525
01/01/2018 to 12/31/2018	$11.53238	$11.27503	23,439
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$9.99917	$9.96813	13,482
01/01/2016 to 12/31/2016	$9.96813	$10.02288	202,147
01/01/2017 to 12/31/2017	$10.02288	$10.11187	74,907
01/01/2018 to 12/31/2018	$10.11187	$9.85577	74,395
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$9.99835	$9.90956	168,138
01/01/2017 to 12/31/2017	$9.90956	$10.02330	128,652
01/01/2018 to 12/31/2018	$10.02330	$9.74794	261,089
AST Bond Portfolio 2028
01/03/2017* to 12/31/2017	$9.99834	$10.06714	38,643
01/01/2018 to 12/31/2018	$10.06714	$9.71151	237,607
AST Bond Portfolio 2029
01/02/2018* to 12/31/2018	$9.99834	$9.69154	93,886
AST Capital Growth Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$7.76172	$9.58184	4,580,938
01/01/2010 to 12/31/2010	$9.58184	$10.70051	3,449,942
01/01/2011 to 12/31/2011	$10.70051	$10.28452	1,970,751
01/01/2012 to 12/31/2012	$10.28452	$11.52022	2,137,269
01/01/2013 to 12/31/2013	$11.52022	$13.92108	2,504,702
01/01/2014 to 12/31/2014	$13.92108	$14.67151	2,923,296
01/01/2015 to 12/31/2015	$14.67151	$14.52846	2,989,189
01/01/2016 to 12/31/2016	$14.52846	$15.28934	3,826,071
01/01/2017 to 12/31/2017	$15.28934	$17.75483	4,424,002
01/01/2018 to 12/31/2018	$17.75483	$16.39972	3,813,001

A-42

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Cohen & Steers Realty Portfolio
01/01/2009 to 12/31/2009	$14.60482	$18.97888	91,102
01/01/2010 to 12/31/2010	$18.97888	$24.05798	94,164
01/01/2011 to 12/31/2011	$24.05798	$25.25932	46,252
01/01/2012 to 12/31/2012	$25.25932	$28.69863	38,890
01/01/2013 to 12/31/2013	$28.69863	$29.15394	24,625
01/01/2014 to 12/31/2014	$29.15394	$37.59410	15,179
01/01/2015 to 12/31/2015	$37.59410	$38.82403	10,021
01/01/2016 to 12/31/2016	$38.82403	$40.08430	7,743
01/01/2017 to 12/31/2017	$40.08430	$41.95054	4,090
01/01/2018 to 12/31/2018	$41.95054	$39.35333	3,453
AST Goldman Sachs Large-Cap Value Portfolio
01/01/2009 to 12/31/2009	$10.11787	$11.87842	1,542,710
01/01/2010 to 12/31/2010	$11.87842	$13.20802	1,315,243
01/01/2011 to 12/31/2011	$13.20802	$12.29218	466,396
01/01/2012 to 12/31/2012	$12.29218	$14.48877	285,426
01/01/2013 to 12/31/2013	$14.48877	$19.05855	238,839
01/01/2014 to 12/31/2014	$19.05855	$21.23797	208,064
01/01/2015 to 12/31/2015	$21.23797	$19.95268	348,397
01/01/2016 to 12/31/2016	$19.95268	$21.92245	287,328
01/01/2017 to 12/31/2017	$21.92245	$23.69919	258,052
01/01/2018 to 12/31/2018	$23.69919	$21.35135	222,828
AST Goldman Sachs Mid-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$10.86934	$16.81901	289,943
01/01/2010 to 12/31/2010	$16.81901	$19.85125	203,194
01/01/2011 to 12/31/2011	$19.85125	$18.97169	67,574
01/01/2012 to 12/31/2012	$18.97169	$22.35216	61,407
01/01/2013 to 12/31/2013	$22.35216	$29.10466	57,601
01/01/2014 to 12/31/2014	$29.10466	$31.97282	36,943
01/01/2015 to 12/31/2015	$31.97282	$29.70269	75,377
01/01/2016 to 12/31/2016	$29.70269	$29.73934	43,555
01/01/2017 to 12/31/2017	$29.73934	$37.23057	25,042
01/01/2018 to 12/31/2018	$37.23057	$35.07442	20,142
AST Government Money Market Portfolio
01/01/2009 to 12/31/2009	$10.70077	$10.56639	9,356,356
01/01/2010 to 12/31/2010	$10.56639	$10.41025	4,514,743
01/01/2011 to 12/31/2011	$10.41025	$10.25686	2,469,055
01/01/2012 to 12/31/2012	$10.25686	$10.10326	1,788,191
01/01/2013 to 12/31/2013	$10.10326	$9.95170	1,064,476
01/01/2014 to 12/31/2014	$9.95170	$9.80224	517,455
01/01/2015 to 12/31/2015	$9.80224	$9.65553	144,968
01/01/2016 to 12/31/2016	$9.65553	$9.51105	29,374
01/01/2017 to 12/31/2017	$9.51105	$9.40078	23,945
01/01/2018 to 12/31/2018	$9.40078	$9.37940	69,388
AST Hotchkis & Wiley Large-Cap Value Portfolio
01/01/2009 to 12/31/2009	$8.96505	$10.54685	199,552
01/01/2010 to 12/31/2010	$10.54685	$11.75576	198,247
01/01/2011 to 12/31/2011	$11.75576	$11.09527	117,260
01/01/2012 to 12/31/2012	$11.09527	$12.77414	102,085
01/01/2013 to 12/31/2013	$12.77414	$17.59812	110,141
01/01/2014 to 12/31/2014	$17.59812	$19.71703	86,048
01/01/2015 to 12/31/2015	$19.71703	$17.89940	68,769
01/01/2016 to 12/31/2016	$17.89940	$21.13763	62,286
01/01/2017 to 12/31/2017	$21.13763	$24.81750	61,013
01/01/2018 to 12/31/2018	$24.81750	$20.98390	50,281

A-43

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST International Growth Portfolio
01/01/2009 to 12/31/2009	$12.06958	$16.08408	783,945
01/01/2010 to 12/31/2010	$16.08408	$18.13964	644,187
01/01/2011 to 12/31/2011	$18.13964	$15.55860	237,695
01/01/2012 to 12/31/2012	$15.55860	$18.44608	135,401
01/01/2013 to 12/31/2013	$18.44608	$21.63180	122,372
01/01/2014 to 12/31/2014	$21.63180	$20.13015	112,393
01/01/2015 to 12/31/2015	$20.13015	$20.45243	167,014
01/01/2016 to 12/31/2016	$20.45243	$19.38515	162,109
01/01/2017 to 12/31/2017	$19.38515	$25.85968	120,299
01/01/2018 to 12/31/2018	$25.85968	$22.07430	107,784
AST International Value Portfolio
01/01/2009 to 12/31/2009	$13.86197	$17.81833	103,064
01/01/2010 to 12/31/2010	$17.81833	$19.49631	94,961
01/01/2011 to 12/31/2011	$19.49631	$16.79415	47,290
01/01/2012 to 12/31/2012	$16.79415	$19.30067	50,310
01/01/2013 to 12/31/2013	$19.30067	$22.71203	53,507
01/01/2014 to 12/31/2014	$22.71203	$20.87162	45,928
01/01/2015 to 12/31/2015	$20.87162	$20.72658	35,781
01/01/2016 to 12/31/2016	$20.72658	$20.53490	30,276
01/01/2017 to 12/31/2017	$20.53490	$24.84216	25,842
01/01/2018 to 12/31/2018	$24.84216	$20.51931	22,499
AST Investment Grade Bond Portfolio
01/01/2009 to 12/31/2009	$10.74770	$11.78320	714,433
01/01/2010 to 12/31/2010	$11.78320	$12.86115	349,323
01/01/2011 to 12/31/2011	$12.86115	$14.24498	1,683,886
01/01/2012 to 12/31/2012	$14.24498	$15.35022	774,811
01/01/2013 to 12/31/2013	$15.35022	$14.63878	161,422
01/01/2014 to 12/31/2014	$14.63878	$15.38947	111,516
01/01/2015 to 12/31/2015	$15.38947	$15.33646	252,354
01/01/2016 to 12/31/2016	$15.33646	$15.74198	66,190
01/01/2017 to 12/31/2017	$15.74198	$16.17511	0
01/01/2018 to 12/31/2018	$16.17511	$15.88866	0
AST J.P. Morgan International Equity Portfolio
01/01/2009 to 12/31/2009	$12.16447	$16.28134	131,795
01/01/2010 to 12/31/2010	$16.28134	$17.18717	134,112
01/01/2011 to 12/31/2011	$17.18717	$15.38067	67,608
01/01/2012 to 12/31/2012	$15.38067	$18.46892	56,764
01/01/2013 to 12/31/2013	$18.46892	$20.98629	49,158
01/01/2014 to 12/31/2014	$20.98629	$19.35567	34,652
01/01/2015 to 12/31/2015	$19.35567	$18.53251	26,789
01/01/2016 to 12/31/2016	$18.53251	$18.60776	17,472
01/01/2017 to 12/31/2017	$18.60776	$23.76078	7,189
01/01/2018 to 12/31/2018	$23.76078	$19.31420	11,752
AST Loomis Sayles Large-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$9.83060	$12.56472	1,600,861
01/01/2010 to 12/31/2010	$12.56472	$14.82088	1,327,334
01/01/2011 to 12/31/2011	$14.82088	$14.46551	459,894
01/01/2012 to 12/31/2012	$14.46551	$15.99606	296,704
01/01/2013 to 12/31/2013	$15.99606	$21.52475	242,827
01/01/2014 to 12/31/2014	$21.52475	$23.44724	217,926
01/01/2015 to 12/31/2015	$23.44724	$25.42172	267,937
01/01/2016 to 12/31/2016	$25.42172	$26.43757	232,386
01/01/2017 to 12/31/2017	$26.43757	$34.63307	174,809
01/01/2018 to 12/31/2018	$34.63307	$33.19397	141,526

A-44

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST MFS Growth Portfolio
01/01/2009 to 12/31/2009	$10.05973	$12.31717	138,388
01/01/2010 to 12/31/2010	$12.31717	$13.68353	121,164
01/01/2011 to 12/31/2011	$13.68353	$13.39841	72,768
01/01/2012 to 12/31/2012	$13.39841	$15.45193	52,953
01/01/2013 to 12/31/2013	$15.45193	$20.80698	41,651
01/01/2014 to 12/31/2014	$20.80698	$22.27997	31,546
01/01/2015 to 12/31/2015	$22.27997	$23.53225	33,269
01/01/2016 to 12/31/2016	$23.53225	$23.62300	30,281
01/01/2017 to 12/31/2017	$23.62300	$30.41508	12,883
01/01/2018 to 12/31/2018	$30.41508	$30.60044	11,006
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/01/2009 to 12/31/2009	$11.28648	$15.63569	360,015
01/01/2010 to 12/31/2010	$15.63569	$19.01058	338,461
01/01/2011 to 12/31/2011	$19.01058	$18.26050	113,948
01/01/2012 to 12/31/2012	$18.26050	$21.06704	77,210
01/01/2013 to 12/31/2013	$21.06704	$29.46822	71,473
01/01/2014 to 12/31/2014	$29.46822	$33.16257	51,982
01/01/2015 to 12/31/2015	$33.16257	$30.82376	49,218
01/01/2016 to 12/31/2016	$30.82376	$35.89730	36,082
01/01/2017 to 12/31/2017	$35.89730	$40.23600	26,853
01/01/2018 to 12/31/2018	$40.23600	$33.11275	26,117
AST Preservation Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$9.06570	$10.71900	1,209,120
01/01/2010 to 12/31/2010	$10.71900	$11.67442	1,279,799
01/01/2011 to 12/31/2011	$11.67442	$11.61407	1,121,904
01/01/2012 to 12/31/2012	$11.61407	$12.62641	1,079,897
01/01/2013 to 12/31/2013	$12.62641	$13.58275	1,079,622
01/01/2014 to 12/31/2014	$13.58275	$14.15161	1,077,522
01/01/2015 to 12/31/2015	$14.15161	$13.95938	788,631
01/01/2016 to 12/31/2016	$13.95938	$14.51012	907,041
01/01/2017 to 12/31/2017	$14.51012	$15.74091	1,126,286
01/01/2018 to 12/31/2018	$15.74091	$15.06318	1,060,176
AST Small-Cap Growth Opportunities Portfolio
01/01/2009 to 12/31/2009	$14.43965	$18.86863	263,368
01/01/2010 to 12/31/2010	$18.86863	$24.63454	208,277
01/01/2011 to 12/31/2011	$24.63454	$21.08371	88,588
01/01/2012 to 12/31/2012	$21.08371	$24.93589	69,266
01/01/2013 to 12/31/2013	$24.93589	$34.58604	57,797
01/01/2014 to 12/31/2014	$34.58604	$35.75045	40,458
01/01/2015 to 12/31/2015	$35.75045	$35.68429	43,677
01/01/2016 to 12/31/2016	$35.68429	$37.85633	36,006
01/01/2017 to 12/31/2017	$37.85633	$47.61565	25,440
01/01/2018 to 12/31/2018	$47.61565	$41.81206	22,198
AST Small-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$9.31563	$12.28721	63,593
01/01/2010 to 12/31/2010	$12.28721	$16.51061	72,358
01/01/2011 to 12/31/2011	$16.51061	$16.10401	34,651
01/01/2012 to 12/31/2012	$16.10401	$17.79359	32,789
01/01/2013 to 12/31/2013	$17.79359	$23.69149	37,740
01/01/2014 to 12/31/2014	$23.69149	$24.22744	28,404
01/01/2015 to 12/31/2015	$24.22744	$24.05145	26,392
01/01/2016 to 12/31/2016	$24.05145	$26.55253	20,701
01/01/2017 to 12/31/2017	$26.55253	$32.41045	10,375
01/01/2018 to 12/31/2018	$32.41045	$29.23884	9,093

A-45

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Small-Cap Value Portfolio
01/01/2009 to 12/31/2009	$12.36966	$15.47394	465,071
01/01/2010 to 12/31/2010	$15.47394	$19.20394	374,323
01/01/2011 to 12/31/2011	$19.20394	$17.78565	145,764
01/01/2012 to 12/31/2012	$17.78565	$20.70009	93,768
01/01/2013 to 12/31/2013	$20.70009	$28.01558	74,451
01/01/2014 to 12/31/2014	$28.01558	$29.04912	54,217
01/01/2015 to 12/31/2015	$29.04912	$27.38019	66,195
01/01/2016 to 12/31/2016	$27.38019	$34.84666	54,419
01/01/2017 to 12/31/2017	$34.84666	$36.84723	46,531
01/01/2018 to 12/31/2018	$36.84723	$30.09458	41,621
AST T. Rowe Price Large-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$8.83322	$13.34445	269,371
01/01/2010 to 12/31/2010	$13.34445	$15.22248	229,668
01/01/2011 to 12/31/2011	$15.22248	$14.74029	132,185
01/01/2012 to 12/31/2012	$14.74029	$17.07168	143,318
01/01/2013 to 12/31/2013	$17.07168	$24.21892	146,670
01/01/2014 to 12/31/2014	$24.21892	$25.84657	105,184
01/01/2015 to 12/31/2015	$25.84657	$27.89874	85,144
01/01/2016 to 12/31/2016	$27.89874	$28.22272	59,056
01/01/2017 to 12/31/2017	$28.22272	$38.33299	44,398
01/01/2018 to 12/31/2018	$38.33299	$39.21470	34,316
AST T. Rowe Price Large-Cap Value Portfolio
01/01/2009 to 12/31/2009	$11.51346	$13.41148	135,555
01/01/2010 to 12/31/2010	$13.41148	$14.85387	144,676
01/01/2011 to 12/31/2011	$14.85387	$14.55937	97,717
01/01/2012 to 12/31/2012	$14.55937	$16.26273	77,006
01/01/2013 to 12/31/2013	$16.26273	$21.56589	58,724
01/01/2014 to 12/31/2014	$21.56589	$21.57340	35,750
01/01/2015 to 12/31/2015	$21.57340	$19.96131	22,259
01/01/2016 to 12/31/2016	$19.96131	$20.86755	15,630
01/01/2017 to 12/31/2017	$20.86755	$23.95778	5,188
01/01/2018 to 12/31/2018	$23.95778	$21.30519	9,332
AST Templeton Global Bond Portfolio
01/01/2009 to 12/31/2009	$12.54521	$13.85414	411,753
01/01/2010 to 12/31/2010	$13.85414	$14.43019	329,237
01/01/2011 to 12/31/2011	$14.43019	$14.80014	134,287
01/01/2012 to 12/31/2012	$14.80014	$15.33970	84,511
01/01/2013 to 12/31/2013	$15.33970	$14.54247	98,013
01/01/2014 to 12/31/2014	$14.54247	$14.40412	79,733
01/01/2015 to 12/31/2015	$14.40412	$13.53287	103,878
01/01/2016 to 12/31/2016	$13.53287	$13.91118	89,791
01/01/2017 to 12/31/2017	$13.91118	$13.98274	81,858
01/01/2018 to 12/31/2018	$13.98274	$14.04720	61,625
AST WEDGE Capital Mid-Cap Value Portfolio
01/01/2009 to 12/31/2009	$11.00810	$15.05934	38,380
01/01/2010 to 12/31/2010	$15.05934	$18.33549	61,575
01/01/2011 to 12/31/2011	$18.33549	$17.43750	29,727
01/01/2012 to 12/31/2012	$17.43750	$20.33786	29,981
01/01/2013 to 12/31/2013	$20.33786	$26.52660	28,811
01/01/2014 to 12/31/2014	$26.52660	$30.04001	19,842
01/01/2015 to 12/31/2015	$30.04001	$27.63401	14,591
01/01/2016 to 12/31/2016	$27.63401	$31.03014	6,756
01/01/2017 to 12/31/2017	$31.03014	$36.22984	3,234
01/01/2018 to 12/31/2018	$36.22984	$29.78636	2,910

A-46

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Western Asset Core Plus Bond Portfolio
01/01/2009 to 12/31/2009	$9.31939	$10.24706	162,500
01/01/2010 to 12/31/2010	$10.24706	$10.88049	191,856
01/01/2011 to 12/31/2011	$10.88049	$11.36317	131,044
01/01/2012 to 12/31/2012	$11.36317	$12.07155	130,317
01/01/2013 to 12/31/2013	$12.07155	$11.71298	167,933
01/01/2014 to 12/31/2014	$11.71298	$12.36759	190,247
01/01/2015 to 12/31/2015	$12.36759	$12.33267	209,061
01/01/2016 to 12/31/2016	$12.33267	$12.77379	105,568
01/01/2017 to 12/31/2017	$12.77379	$13.37636	77,277
01/01/2018 to 12/31/2018	$13.37636	$12.87637	147,869
Wells Fargo VT International Equity Fund - Class 1
07/16/2010* to 12/31/2010	$12.07444	$14.61034	34,356
01/01/2011 to 12/31/2011	$14.61034	$12.55083	18,160
01/01/2012 to 12/31/2012	$12.55083	$14.05349	15,603
01/01/2013 to 12/31/2013	$14.05349	$16.60265	10,296
01/01/2014 to 12/31/2014	$16.60265	$15.48673	4,892
01/01/2015 to 12/31/2015	$15.48673	$15.60462	1,178
01/01/2016 to 12/31/2016	$15.60462	$15.87147	0
01/01/2017 to 12/31/2017	$15.87147	$19.52039	0
01/01/2018 to 12/31/2018	$19.52039	$15.98451	107
Wells Fargo VT Omega Growth Fund - Class 1
07/16/2010* to 12/31/2010	$15.69000	$19.80121	16,952
01/01/2011 to 12/31/2011	$19.80121	$18.45980	8,546
01/01/2012 to 12/31/2012	$18.45980	$21.95644	10,409
01/01/2013 to 12/31/2013	$21.95644	$30.32489	3,271
01/01/2014 to 12/31/2014	$30.32489	$31.09100	2,006
01/01/2015 to 12/31/2015	$31.09100	$31.12105	7,436
01/01/2016 to 12/31/2016	$31.12105	$30.89046	7,509
01/01/2017 to 12/31/2017	$30.89046	$41.06376	173
01/01/2018 to 12/31/2018	$41.06376	$40.65419	91
*Denotes the start date of these sub-accounts

A-47

Optimum
Prudential Annuities Life Assurance Corporation
Statement of Additional Information
ACCUMULATION UNIT VALUES: With GMWB or HD GRO or GRO Plus 2008 (1.60%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$7.94122	$9.71758	2,848,031
01/01/2010 to 12/31/2010	$9.71758	$10.70625	1,845,504
01/01/2011 to 12/31/2011	$10.70625	$10.25504	1,277,360
01/01/2012 to 12/31/2012	$10.25504	$11.35884	1,188,880
01/01/2013 to 12/31/2013	$11.35884	$12.29195	390,164
01/01/2014 to 12/31/2014	$12.29195	$12.55711	397,408
01/01/2015 to 12/31/2015	$12.55711	$11.95839	183,135
01/01/2016 to 12/31/2016	$11.95839	$12.51293	56,274
01/01/2017 to 12/31/2017	$12.51293	$13.86285	3,897
01/01/2018 to 12/31/2018	$13.86285	$12.53017	0
AST Balanced Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$8.21417	$9.96580	1,778,121
01/01/2010 to 12/31/2010	$9.96580	$11.01405	1,366,536
01/01/2011 to 12/31/2011	$11.01405	$10.70635	906,862
01/01/2012 to 12/31/2012	$10.70635	$11.84906	931,297
01/01/2013 to 12/31/2013	$11.84906	$13.71705	479,007
01/01/2014 to 12/31/2014	$13.71705	$14.37787	462,315
01/01/2015 to 12/31/2015	$14.37787	$14.21517	342,879
01/01/2016 to 12/31/2016	$14.21517	$14.86920	149,975
01/01/2017 to 12/31/2017	$14.86920	$16.81284	0
01/01/2018 to 12/31/2018	$16.81284	$15.72614	0
AST BlackRock Low Duration Bond Portfolio
01/01/2009 to 12/31/2009	$10.75759	$11.66831	496,112
01/01/2010 to 12/31/2010	$11.66831	$11.92939	385,035
01/01/2011 to 12/31/2011	$11.92939	$12.00275	287,931
01/01/2012 to 12/31/2012	$12.00275	$12.36507	206,368
01/01/2013 to 12/31/2013	$12.36507	$11.90279	56,955
01/01/2014 to 12/31/2014	$11.90279	$11.70091	49,757
01/01/2015 to 12/31/2015	$11.70091	$11.56928	33,934
01/01/2016 to 12/31/2016	$11.56928	$11.57112	13,507
01/01/2017 to 12/31/2017	$11.57112	$11.58090	0
01/01/2018 to 12/31/2018	$11.58090	$11.47926	0
AST BlackRock/Loomis Sayles Bond Portfolio
01/01/2009 to 12/31/2009	$11.00878	$12.62281	571,250
01/01/2010 to 12/31/2010	$12.62281	$13.37950	429,529
01/01/2011 to 12/31/2011	$13.37950	$13.58426	340,001
01/01/2012 to 12/31/2012	$13.58426	$14.61276	258,267
01/01/2013 to 12/31/2013	$14.61276	$14.11476	125,259
01/01/2014 to 12/31/2014	$14.11476	$14.47664	106,056
01/01/2015 to 12/31/2015	$14.47664	$13.94471	70,018
01/01/2016 to 12/31/2016	$13.94471	$14.30221	26,932
01/01/2017 to 12/31/2017	$14.30221	$14.68774	23
01/01/2018 to 12/31/2018	$14.68774	$14.35598	0

A-48

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2018
01/01/2009 to 12/31/2009	$12.05770	$11.14687	1,694,279
01/01/2010 to 12/31/2010	$11.14687	$12.19539	899,710
01/01/2011 to 12/31/2011	$12.19539	$13.63010	1,958,754
01/01/2012 to 12/31/2012	$13.63010	$14.17842	963,380
01/01/2013 to 12/31/2013	$14.17842	$13.51301	55,649
01/01/2014 to 12/31/2014	$13.51301	$13.65082	32,117
01/01/2015 to 12/31/2015	$13.65082	$13.54123	36,578
01/01/2016 to 12/31/2016	$13.54123	$13.53951	4,259
01/01/2017 to 12/31/2017	$13.53951	$13.41820	777
01/01/2018 to 12/31/2018	$13.41820	$13.30247	0
AST Bond Portfolio 2019
01/01/2009 to 12/31/2009	$12.12671	$11.01384	847,098
01/01/2010 to 12/31/2010	$11.01384	$12.06893	584,918
01/01/2011 to 12/31/2011	$12.06893	$13.77296	366,628
01/01/2012 to 12/31/2012	$13.77296	$14.34636	951,107
01/01/2013 to 12/31/2013	$14.34636	$13.43484	520,921
01/01/2014 to 12/31/2014	$13.43484	$13.78359	291,213
01/01/2015 to 12/31/2015	$13.78359	$13.70825	226,779
01/01/2016 to 12/31/2016	$13.70825	$13.68447	40,870
01/01/2017 to 12/31/2017	$13.68447	$13.56847	4,577
01/01/2018 to 12/31/2018	$13.56847	$13.42602	0
AST Bond Portfolio 2020
01/02/2009* to 12/31/2009	$9.99912	$8.80675	67,818
01/01/2010 to 12/31/2010	$8.80675	$9.69229	1,186,344
01/01/2011 to 12/31/2011	$9.69229	$11.31857	201,761
01/01/2012 to 12/31/2012	$11.31857	$11.84113	28,671
01/01/2013 to 12/31/2013	$11.84113	$10.89247	1,284,523
01/01/2014 to 12/31/2014	$10.89247	$11.37836	751,816
01/01/2015 to 12/31/2015	$11.37836	$11.36719	640,834
01/01/2016 to 12/31/2016	$11.36719	$11.40446	215,344
01/01/2017 to 12/31/2017	$11.40446	$11.32182	3,653
01/01/2018 to 12/31/2018	$11.32182	$11.17252	0
AST Bond Portfolio 2021
01/04/2010* to 12/31/2010	$9.99823	$11.03075	2,461,056
01/01/2011 to 12/31/2011	$11.03075	$13.05795	728,952
01/01/2012 to 12/31/2012	$13.05795	$13.72171	156,014
01/01/2013 to 12/31/2013	$13.72171	$12.55693	292
01/01/2014 to 12/31/2014	$12.55693	$13.30508	236,574
01/01/2015 to 12/31/2015	$13.30508	$13.32564	235,214
01/01/2016 to 12/31/2016	$13.32564	$13.37957	28,896
01/01/2017 to 12/31/2017	$13.37957	$13.37415	0
01/01/2018 to 12/31/2018	$13.37415	$13.16783	0
AST Bond Portfolio 2022
01/03/2011* to 12/31/2011	$9.99867	$12.04488	2,327,140
01/01/2012 to 12/31/2012	$12.04488	$12.54491	1,885,202
01/01/2013 to 12/31/2013	$12.54491	$11.14113	175,317
01/01/2014 to 12/31/2014	$11.14113	$12.09963	69,287
01/01/2015 to 12/31/2015	$12.09963	$12.15566	176,536
01/01/2016 to 12/31/2016	$12.15566	$12.18007	39,276
01/01/2017 to 12/31/2017	$12.18007	$12.17370	0
01/01/2018 to 12/31/2018	$12.17370	$11.96031	0

A-49

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2023
01/03/2012* to 12/31/2012	$9.99824	$10.42017	986,123
01/01/2013 to 12/31/2013	$10.42017	$9.20765	3,032,772
01/01/2014 to 12/31/2014	$9.20765	$10.20363	1,042,864
01/01/2015 to 12/31/2015	$10.20363	$10.31221	222,562
01/01/2016 to 12/31/2016	$10.31221	$10.34136	29,420
01/01/2017 to 12/31/2017	$10.34136	$10.34884	4,615
01/01/2018 to 12/31/2018	$10.34884	$10.15564	0
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	$9.99912	$8.76735	1,923,065
01/01/2014 to 12/31/2014	$8.76735	$9.88595	746,283
01/01/2015 to 12/31/2015	$9.88595	$10.00412	7,251
01/01/2016 to 12/31/2016	$10.00412	$10.03190	1,700
01/01/2017 to 12/31/2017	$10.03190	$10.03794	0
01/01/2018 to 12/31/2018	$10.03794	$9.81295	0
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$9.99912	$11.32591	703,678
01/01/2015 to 12/31/2015	$11.32591	$11.36737	2,025,219
01/01/2016 to 12/31/2016	$11.36737	$11.46229	5,495
01/01/2017 to 12/31/2017	$11.46229	$11.48571	0
01/01/2018 to 12/31/2018	$11.48571	$11.21792	0
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$9.99912	$9.95808	385,774
01/01/2016 to 12/31/2016	$9.95808	$10.00252	45,236
01/01/2017 to 12/31/2017	$10.00252	$10.08104	0
01/01/2018 to 12/31/2018	$10.08104	$9.81573	0
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$9.99824	$9.89955	1,180,647
01/01/2017 to 12/31/2017	$9.89955	$10.00310	0
01/01/2018 to 12/31/2018	$10.00310	$9.71831	0
AST Bond Portfolio 2028
01/03/2017* to 12/31/2017	$9.99823	$10.05707	0
01/01/2018 to 12/31/2018	$10.05707	$9.69194	0
AST Bond Portfolio 2029
01/02/2018* to 12/31/2018	$9.99823	$9.68162	0
AST Capital Growth Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$7.73747	$9.54225	2,699,371
01/01/2010 to 12/31/2010	$9.54225	$10.64536	1,923,884
01/01/2011 to 12/31/2011	$10.64536	$10.22111	1,280,097
01/01/2012 to 12/31/2012	$10.22111	$11.43755	1,255,382
01/01/2013 to 12/31/2013	$11.43755	$13.80709	640,306
01/01/2014 to 12/31/2014	$13.80709	$14.53653	667,527
01/01/2015 to 12/31/2015	$14.53653	$14.38021	424,732
01/01/2016 to 12/31/2016	$14.38021	$15.11802	111,091
01/01/2017 to 12/31/2017	$15.11802	$17.53823	0
01/01/2018 to 12/31/2018	$17.53823	$16.18307	0

A-50

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Cohen & Steers Realty Portfolio
01/01/2009 to 12/31/2009	$10.89279	$14.14076	29,336
01/01/2010 to 12/31/2010	$14.14076	$17.90692	30,983
01/01/2011 to 12/31/2011	$17.90692	$18.78211	20,122
01/01/2012 to 12/31/2012	$18.78211	$21.31773	18,452
01/01/2013 to 12/31/2013	$21.31773	$21.63394	8,352
01/01/2014 to 12/31/2014	$21.63394	$27.86871	7,997
01/01/2015 to 12/31/2015	$27.86871	$28.75130	5,068
01/01/2016 to 12/31/2016	$28.75130	$29.65459	3,798
01/01/2017 to 12/31/2017	$29.65459	$31.00378	0
01/01/2018 to 12/31/2018	$31.00378	$29.05458	0
AST Goldman Sachs Large-Cap Value Portfolio
01/01/2009 to 12/31/2009	$8.35055	$9.79366	406,667
01/01/2010 to 12/31/2010	$9.79366	$10.87893	356,844
01/01/2011 to 12/31/2011	$10.87893	$10.11429	221,478
01/01/2012 to 12/31/2012	$10.11429	$11.90965	102,889
01/01/2013 to 12/31/2013	$11.90965	$15.65004	32,643
01/01/2014 to 12/31/2014	$15.65004	$17.42187	35,604
01/01/2015 to 12/31/2015	$17.42187	$16.35092	20,514
01/01/2016 to 12/31/2016	$16.35092	$17.94690	4,461
01/01/2017 to 12/31/2017	$17.94690	$19.38177	0
01/01/2018 to 12/31/2018	$19.38177	$17.44385	0
AST Goldman Sachs Mid-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$8.88411	$13.73320	73,559
01/01/2010 to 12/31/2010	$13.73320	$16.19270	55,798
01/01/2011 to 12/31/2011	$16.19270	$15.45959	42,625
01/01/2012 to 12/31/2012	$15.45959	$18.19557	24,844
01/01/2013 to 12/31/2013	$18.19557	$23.66824	10,480
01/01/2014 to 12/31/2014	$23.66824	$25.97426	10,673
01/01/2015 to 12/31/2015	$25.97426	$24.10552	20,475
01/01/2016 to 12/31/2016	$24.10552	$24.11073	8,186
01/01/2017 to 12/31/2017	$24.11073	$30.15363	0
01/01/2018 to 12/31/2018	$30.15363	$28.37832	0
AST Government Money Market Portfolio
01/01/2009 to 12/31/2009	$10.72235	$10.57690	646,749
01/01/2010 to 12/31/2010	$10.57690	$10.41011	323,305
01/01/2011 to 12/31/2011	$10.41011	$10.24614	411,226
01/01/2012 to 12/31/2012	$10.24614	$10.08272	348,780
01/01/2013 to 12/31/2013	$10.08272	$9.92163	77,433
01/01/2014 to 12/31/2014	$9.92163	$9.76289	84,173
01/01/2015 to 12/31/2015	$9.76289	$9.60643	62,463
01/01/2016 to 12/31/2016	$9.60643	$9.45315	13,487
01/01/2017 to 12/31/2017	$9.45315	$9.33399	0
01/01/2018 to 12/31/2018	$9.33399	$9.30329	0
AST Hotchkis & Wiley Large-Cap Value Portfolio
01/01/2009 to 12/31/2009	$7.97224	$9.36924	80,451
01/01/2010 to 12/31/2010	$9.36924	$10.43263	76,011
01/01/2011 to 12/31/2011	$10.43263	$9.83643	53,174
01/01/2012 to 12/31/2012	$9.83643	$11.31329	48,521
01/01/2013 to 12/31/2013	$11.31329	$15.56971	23,549
01/01/2014 to 12/31/2014	$15.56971	$17.42667	16,952
01/01/2015 to 12/31/2015	$17.42667	$15.80407	7,063
01/01/2016 to 12/31/2016	$15.80407	$18.64437	4,265
01/01/2017 to 12/31/2017	$18.64437	$21.86807	0
01/01/2018 to 12/31/2018	$21.86807	$18.47121	0

A-51

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST International Growth Portfolio
01/01/2009 to 12/31/2009	$9.45475	$12.58665	229,341
01/01/2010 to 12/31/2010	$12.58665	$14.18100	178,121
01/01/2011 to 12/31/2011	$14.18100	$12.15081	120,855
01/01/2012 to 12/31/2012	$12.15081	$14.39131	66,094
01/01/2013 to 12/31/2013	$14.39131	$16.85963	18,320
01/01/2014 to 12/31/2014	$16.85963	$15.67332	12,662
01/01/2015 to 12/31/2015	$15.67332	$15.90806	8,282
01/01/2016 to 12/31/2016	$15.90806	$15.06274	3,302
01/01/2017 to 12/31/2017	$15.06274	$20.07333	0
01/01/2018 to 12/31/2018	$20.07333	$17.11751	0
AST International Value Portfolio
01/01/2009 to 12/31/2009	$11.51545	$14.78708	59,112
01/01/2010 to 12/31/2010	$14.78708	$16.16317	47,525
01/01/2011 to 12/31/2011	$16.16317	$13.90883	36,277
01/01/2012 to 12/31/2012	$13.90883	$15.96847	28,075
01/01/2013 to 12/31/2013	$15.96847	$18.77179	15,253
01/01/2014 to 12/31/2014	$18.77179	$17.23315	12,417
01/01/2015 to 12/31/2015	$17.23315	$17.09597	7,714
01/01/2016 to 12/31/2016	$17.09597	$16.92074	2,484
01/01/2017 to 12/31/2017	$16.92074	$20.44929	0
01/01/2018 to 12/31/2018	$20.44929	$16.87361	0
AST J.P. Morgan International Equity Portfolio
01/01/2009 to 12/31/2009	$10.21622	$13.65987	71,754
01/01/2010 to 12/31/2010	$13.65987	$14.40509	55,671
01/01/2011 to 12/31/2011	$14.40509	$12.87788	49,878
01/01/2012 to 12/31/2012	$12.87788	$15.44789	39,541
01/01/2013 to 12/31/2013	$15.44789	$17.53575	10,470
01/01/2014 to 12/31/2014	$17.53575	$16.15687	12,110
01/01/2015 to 12/31/2015	$16.15687	$15.45409	8,074
01/01/2016 to 12/31/2016	$15.45409	$15.50105	3,875
01/01/2017 to 12/31/2017	$15.50105	$19.77368	0
01/01/2018 to 12/31/2018	$19.77368	$16.05687	0
AST Loomis Sayles Large-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$8.16540	$10.42585	476,771
01/01/2010 to 12/31/2010	$10.42585	$12.28551	373,734
01/01/2011 to 12/31/2011	$12.28551	$11.97881	229,225
01/01/2012 to 12/31/2012	$11.97881	$13.23274	130,595
01/01/2013 to 12/31/2013	$13.23274	$17.78834	31,578
01/01/2014 to 12/31/2014	$17.78834	$19.35733	35,643
01/01/2015 to 12/31/2015	$19.35733	$20.96608	17,491
01/01/2016 to 12/31/2016	$20.96608	$21.78170	5,112
01/01/2017 to 12/31/2017	$21.78170	$28.50508	0
01/01/2018 to 12/31/2018	$28.50508	$27.29269	0
AST MFS Growth Portfolio
01/01/2009 to 12/31/2009	$8.91849	$10.90870	71,606
01/01/2010 to 12/31/2010	$10.90870	$12.10655	69,094
01/01/2011 to 12/31/2011	$12.10655	$11.84234	59,637
01/01/2012 to 12/31/2012	$11.84234	$13.64352	58,891
01/01/2013 to 12/31/2013	$13.64352	$18.35314	17,710
01/01/2014 to 12/31/2014	$18.35314	$19.63247	15,905
01/01/2015 to 12/31/2015	$19.63247	$20.71493	11,457
01/01/2016 to 12/31/2016	$20.71493	$20.77378	4,739
01/01/2017 to 12/31/2017	$20.77378	$26.71964	0
01/01/2018 to 12/31/2018	$26.71964	$26.85511	0

A-52

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/01/2009 to 12/31/2009	$9.09414	$12.58584	101,334
01/01/2010 to 12/31/2010	$12.58584	$15.28694	87,867
01/01/2011 to 12/31/2011	$15.28694	$14.66903	55,554
01/01/2012 to 12/31/2012	$14.66903	$16.90627	49,639
01/01/2013 to 12/31/2013	$16.90627	$23.62421	12,777
01/01/2014 to 12/31/2014	$23.62421	$26.55894	12,507
01/01/2015 to 12/31/2015	$26.55894	$24.66084	9,476
01/01/2016 to 12/31/2016	$24.66084	$28.69088	6,356
01/01/2017 to 12/31/2017	$28.69088	$32.12609	0
01/01/2018 to 12/31/2018	$32.12609	$26.41153	0
AST Preservation Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$9.03732	$10.67464	784,695
01/01/2010 to 12/31/2010	$10.67464	$11.61424	560,686
01/01/2011 to 12/31/2011	$11.61424	$11.54249	518,147
01/01/2012 to 12/31/2012	$11.54249	$12.53577	425,958
01/01/2013 to 12/31/2013	$12.53577	$13.47161	189,917
01/01/2014 to 12/31/2014	$13.47161	$14.02167	229,932
01/01/2015 to 12/31/2015	$14.02167	$13.81712	138,989
01/01/2016 to 12/31/2016	$13.81712	$14.34781	67,393
01/01/2017 to 12/31/2017	$14.34781	$15.54906	0
01/01/2018 to 12/31/2018	$15.54906	$14.86445	0
AST Small-Cap Growth Opportunities Portfolio
01/01/2009 to 12/31/2009	$9.20524	$12.01657	98,034
01/01/2010 to 12/31/2010	$12.01657	$15.67264	71,601
01/01/2011 to 12/31/2011	$15.67264	$13.40010	52,087
01/01/2012 to 12/31/2012	$13.40010	$15.83225	30,652
01/01/2013 to 12/31/2013	$15.83225	$21.93696	11,834
01/01/2014 to 12/31/2014	$21.93696	$22.65251	9,908
01/01/2015 to 12/31/2015	$22.65251	$22.58767	6,226
01/01/2016 to 12/31/2016	$22.58767	$23.93835	2,721
01/01/2017 to 12/31/2017	$23.93835	$30.07910	0
01/01/2018 to 12/31/2018	$30.07910	$26.38601	0
AST Small-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$7.03717	$9.27257	66,712
01/01/2010 to 12/31/2010	$9.27257	$12.44698	54,161
01/01/2011 to 12/31/2011	$12.44698	$12.12813	33,410
01/01/2012 to 12/31/2012	$12.12813	$13.38698	43,214
01/01/2013 to 12/31/2013	$13.38698	$17.80621	12,464
01/01/2014 to 12/31/2014	$17.80621	$18.19046	12,031
01/01/2015 to 12/31/2015	$18.19046	$18.04009	6,723
01/01/2016 to 12/31/2016	$18.04009	$19.89571	3,051
01/01/2017 to 12/31/2017	$19.89571	$24.26055	0
01/01/2018 to 12/31/2018	$24.26055	$21.86419	0
AST Small-Cap Value Portfolio
01/01/2009 to 12/31/2009	$9.74890	$12.18310	156,988
01/01/2010 to 12/31/2010	$12.18310	$15.10457	119,458
01/01/2011 to 12/31/2011	$15.10457	$13.97497	84,338
01/01/2012 to 12/31/2012	$13.97497	$16.24847	52,699
01/01/2013 to 12/31/2013	$16.24847	$21.96847	15,663
01/01/2014 to 12/31/2014	$21.96847	$22.75590	13,624
01/01/2015 to 12/31/2015	$22.75590	$21.42674	8,264
01/01/2016 to 12/31/2016	$21.42674	$27.24209	4,864
01/01/2017 to 12/31/2017	$27.24209	$28.77694	0
01/01/2018 to 12/31/2018	$28.77694	$23.47934	0

A-53

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Large-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$7.92817	$11.96508	132,142
01/01/2010 to 12/31/2010	$11.96508	$13.63517	103,846
01/01/2011 to 12/31/2011	$13.63517	$13.18978	81,032
01/01/2012 to 12/31/2012	$13.18978	$15.26052	66,475
01/01/2013 to 12/31/2013	$15.26052	$21.62756	40,160
01/01/2014 to 12/31/2014	$21.62756	$23.05756	33,788
01/01/2015 to 12/31/2015	$23.05756	$24.86303	24,578
01/01/2016 to 12/31/2016	$24.86303	$25.12621	11,064
01/01/2017 to 12/31/2017	$25.12621	$34.09265	0
01/01/2018 to 12/31/2018	$34.09265	$34.84117	0
AST T. Rowe Price Large-Cap Value Portfolio
01/01/2009 to 12/31/2009	$9.80783	$11.41318	46,620
01/01/2010 to 12/31/2010	$11.41318	$12.62804	32,350
01/01/2011 to 12/31/2011	$12.62804	$12.36514	27,180
01/01/2012 to 12/31/2012	$12.36514	$13.79764	26,453
01/01/2013 to 12/31/2013	$13.79764	$18.27836	17,433
01/01/2014 to 12/31/2014	$18.27836	$18.26614	18,025
01/01/2015 to 12/31/2015	$18.26614	$16.88397	14,464
01/01/2016 to 12/31/2016	$16.88397	$17.63265	7,192
01/01/2017 to 12/31/2017	$17.63265	$20.22333	0
01/01/2018 to 12/31/2018	$20.22333	$17.96581	0
AST Templeton Global Bond Portfolio
01/01/2009 to 12/31/2009	$11.26369	$12.42629	146,385
01/01/2010 to 12/31/2010	$12.42629	$12.92988	116,874
01/01/2011 to 12/31/2011	$12.92988	$13.24804	78,444
01/01/2012 to 12/31/2012	$13.24804	$13.71705	52,438
01/01/2013 to 12/31/2013	$13.71705	$12.99100	19,854
01/01/2014 to 12/31/2014	$12.99100	$12.85421	14,888
01/01/2015 to 12/31/2015	$12.85421	$12.06449	8,069
01/01/2016 to 12/31/2016	$12.06449	$12.38911	1,029
01/01/2017 to 12/31/2017	$12.38911	$12.44028	0
01/01/2018 to 12/31/2018	$12.44028	$12.48489	0
AST WEDGE Capital Mid-Cap Value Portfolio
01/01/2009 to 12/31/2009	$8.79022	$12.01310	32,073
01/01/2010 to 12/31/2010	$12.01310	$14.61176	23,314
01/01/2011 to 12/31/2011	$14.61176	$13.88210	16,587
01/01/2012 to 12/31/2012	$13.88210	$16.17458	10,536
01/01/2013 to 12/31/2013	$16.17458	$21.07497	6,176
01/01/2014 to 12/31/2014	$21.07497	$23.84204	6,387
01/01/2015 to 12/31/2015	$23.84204	$21.91022	4,346
01/01/2016 to 12/31/2016	$21.91022	$24.57785	859
01/01/2017 to 12/31/2017	$24.57785	$28.66734	0
01/01/2018 to 12/31/2018	$28.66734	$23.54476	0
AST Western Asset Core Plus Bond Portfolio
01/01/2009 to 12/31/2009	$9.30870	$10.22508	45,898
01/01/2010 to 12/31/2010	$10.22508	$10.84606	34,425
01/01/2011 to 12/31/2011	$10.84606	$11.31584	28,198
01/01/2012 to 12/31/2012	$11.31584	$12.00899	23,204
01/01/2013 to 12/31/2013	$12.00899	$11.64048	20,123
01/01/2014 to 12/31/2014	$11.64048	$12.27856	23,025
01/01/2015 to 12/31/2015	$12.27856	$12.23146	15,421
01/01/2016 to 12/31/2016	$12.23146	$12.65600	1,860
01/01/2017 to 12/31/2017	$12.65600	$13.23954	0
01/01/2018 to 12/31/2018	$13.23954	$12.73158	0

A-54

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Wells Fargo VT International Equity Fund - Class 1
07/16/2010* to 12/31/2010	$11.99382	$14.50597	9,049
01/01/2011 to 12/31/2011	$14.50597	$12.44860	5,912
01/01/2012 to 12/31/2012	$12.44860	$13.92488	4,379
01/01/2013 to 12/31/2013	$13.92488	$16.43407	3,818
01/01/2014 to 12/31/2014	$16.43407	$15.31390	4,197
01/01/2015 to 12/31/2015	$15.31390	$15.41476	2,432
01/01/2016 to 12/31/2016	$15.41476	$15.66243	619
01/01/2017 to 12/31/2017	$15.66243	$19.24375	50
01/01/2018 to 12/31/2018	$19.24375	$15.74192	0
Wells Fargo VT Omega Growth Fund - Class 1
07/16/2010* to 12/31/2010	$12.29438	$15.50860	4,753
01/01/2011 to 12/31/2011	$15.50860	$14.44327	2,595
01/01/2012 to 12/31/2012	$14.44327	$17.16168	2,825
01/01/2013 to 12/31/2013	$17.16168	$23.67868	2,170
01/01/2014 to 12/31/2014	$23.67868	$24.25228	2,909
01/01/2015 to 12/31/2015	$24.25228	$24.25109	2,260
01/01/2016 to 12/31/2016	$24.25109	$24.04699	370
01/01/2017 to 12/31/2017	$24.04699	$31.93422	0
01/01/2018 to 12/31/2018	$31.93422	$31.58342	0
*Denotes the start date of these sub-accounts

A-55

Optimum
Prudential Annuities Life Assurance Corporation
Statement of Additional Information
ACCUMULATION UNIT VALUES: With HAV 40 bps OR With HD GRO 60 bps and HAV 40 bps OR GRO Plus 2008 60 bps and HAV 40 bps Cliff
M&E (1.65%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
05/01/2009 to 12/31/2009	$7.93493	$9.69733	107,441,591
01/01/2010 to 12/31/2010	$9.69733	$10.67839	133,580,486
01/01/2011 to 12/31/2011	$10.67839	$10.22319	102,346,558
01/01/2012 to 12/31/2012	$10.22319	$11.31782	108,178,074
01/01/2013 to 12/31/2013	$11.31782	$12.24138	100,174,797
01/01/2014 to 12/31/2014	$12.24138	$12.49905	87,606,755
01/01/2015 to 12/31/2015	$12.49905	$11.89713	68,782,936
01/01/2016 to 12/31/2016	$11.89713	$12.44263	58,214,019
01/01/2017 to 12/31/2017	$12.44263	$13.77806	54,102,792
01/01/2018 to 12/31/2018	$13.77806	$12.44714	33,516,521
AST Balanced Asset Allocation Portfolio
05/01/2009 to 12/31/2009	$8.25511	$9.94508	97,458,970
01/01/2010 to 12/31/2010	$9.94508	$10.98534	124,066,065
01/01/2011 to 12/31/2011	$10.98534	$10.67303	99,522,684
01/01/2012 to 12/31/2012	$10.67303	$11.80621	107,656,583
01/01/2013 to 12/31/2013	$11.80621	$13.66059	103,827,389
01/01/2014 to 12/31/2014	$13.66059	$14.31143	95,621,538
01/01/2015 to 12/31/2015	$14.31143	$14.14234	86,642,320
01/01/2016 to 12/31/2016	$14.14234	$14.78547	78,766,981
01/01/2017 to 12/31/2017	$14.78547	$16.70974	71,824,281
01/01/2018 to 12/31/2018	$16.70974	$15.62167	58,267,332
AST BlackRock Low Duration Bond Portfolio
05/01/2009 to 12/31/2009	$11.58347	$12.18946	19,779,745
01/01/2010 to 12/31/2010	$12.18946	$12.45587	20,255,855
01/01/2011 to 12/31/2011	$12.45587	$12.52601	18,155,075
01/01/2012 to 12/31/2012	$12.52601	$12.89740	15,540,231
01/01/2013 to 12/31/2013	$12.89740	$12.40869	10,724,539
01/01/2014 to 12/31/2014	$12.40869	$12.19212	7,424,203
01/01/2015 to 12/31/2015	$12.19212	$12.04895	5,743,361
01/01/2016 to 12/31/2016	$12.04895	$12.04444	4,782,679
01/01/2017 to 12/31/2017	$12.04444	$12.04825	4,425,882
01/01/2018 to 12/31/2018	$12.04825	$11.93676	3,457,086
AST BlackRock/Loomis Sayles Bond Portfolio
05/01/2009 to 12/31/2009	$12.29161	$13.64570	59,442,486
01/01/2010 to 12/31/2010	$13.64570	$14.45644	75,211,006
01/01/2011 to 12/31/2011	$14.45644	$14.67015	60,233,010
01/01/2012 to 12/31/2012	$14.67015	$15.77284	65,143,645
01/01/2013 to 12/31/2013	$15.77284	$15.22753	54,477,871
01/01/2014 to 12/31/2014	$15.22753	$15.61000	44,662,030
01/01/2015 to 12/31/2015	$15.61000	$15.02887	35,594,616
01/01/2016 to 12/31/2016	$15.02887	$15.40633	31,191,104
01/01/2017 to 12/31/2017	$15.40633	$15.81374	31,072,056
01/01/2018 to 12/31/2018	$15.81374	$15.44871	23,336,011

A-56

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2018
05/01/2009 to 12/31/2009	$9.92275	$9.70282	0
01/01/2010 to 12/31/2010	$9.70282	$10.61012	0
01/01/2011 to 12/31/2011	$10.61012	$11.85235	0
01/01/2012 to 12/31/2012	$11.85235	$12.32287	0
01/01/2013 to 12/31/2013	$12.32287	$11.73869	0
01/01/2014 to 12/31/2014	$11.73869	$11.85239	0
01/01/2015 to 12/31/2015	$11.85239	$11.75131	0
01/01/2016 to 12/31/2016	$11.75131	$11.74380	947
01/01/2017 to 12/31/2017	$11.74380	$11.63314	12,033
01/01/2018 to 12/31/2018	$11.63314	$11.52656	0
AST Bond Portfolio 2019
05/01/2009 to 12/31/2009	$9.90553	$9.60325	0
01/01/2010 to 12/31/2010	$9.60325	$10.51788	0
01/01/2011 to 12/31/2011	$10.51788	$11.99681	0
01/01/2012 to 12/31/2012	$11.99681	$12.48986	0
01/01/2013 to 12/31/2013	$12.48986	$11.69030	0
01/01/2014 to 12/31/2014	$11.69030	$11.98770	0
01/01/2015 to 12/31/2015	$11.98770	$11.91613	0
01/01/2016 to 12/31/2016	$11.91613	$11.88941	0
01/01/2017 to 12/31/2017	$11.88941	$11.78276	11,644
01/01/2018 to 12/31/2018	$11.78276	$11.65297	15,561
AST Bond Portfolio 2020
05/01/2009 to 12/31/2009	$9.37815	$8.80233	0
01/01/2010 to 12/31/2010	$8.80233	$9.68244	0
01/01/2011 to 12/31/2011	$9.68244	$11.30135	0
01/01/2012 to 12/31/2012	$11.30135	$11.81708	0
01/01/2013 to 12/31/2013	$11.81708	$10.86477	0
01/01/2014 to 12/31/2014	$10.86477	$11.34359	0
01/01/2015 to 12/31/2015	$11.34359	$11.32666	0
01/01/2016 to 12/31/2016	$11.32666	$11.35808	10,941
01/01/2017 to 12/31/2017	$11.35808	$11.27003	8,308
01/01/2018 to 12/31/2018	$11.27003	$11.11572	3,077
AST Bond Portfolio 2021
01/04/2010* to 12/31/2010	$9.99818	$11.02517	0
01/01/2011 to 12/31/2011	$11.02517	$13.04477	0
01/01/2012 to 12/31/2012	$13.04477	$13.70090	0
01/01/2013 to 12/31/2013	$13.70090	$12.53155	0
01/01/2014 to 12/31/2014	$12.53155	$13.27147	0
01/01/2015 to 12/31/2015	$13.27147	$13.28527	0
01/01/2016 to 12/31/2016	$13.28527	$13.33218	0
01/01/2017 to 12/31/2017	$13.33218	$13.31997	2,380
01/01/2018 to 12/31/2018	$13.31997	$13.10796	5,440
AST Bond Portfolio 2022
01/03/2011* to 12/31/2011	$9.99863	$12.03886	0
01/01/2012 to 12/31/2012	$12.03886	$12.53227	0
01/01/2013 to 12/31/2013	$12.53227	$11.12434	0
01/01/2014 to 12/31/2014	$11.12434	$12.07522	0
01/01/2015 to 12/31/2015	$12.07522	$12.12493	0
01/01/2016 to 12/31/2016	$12.12493	$12.14302	0
01/01/2017 to 12/31/2017	$12.14302	$12.13055	14,187
01/01/2018 to 12/31/2018	$12.13055	$11.91182	5,889

A-57

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2023
01/03/2012* to 12/31/2012	$9.99818	$10.41493	0
01/01/2013 to 12/31/2013	$10.41493	$9.19831	0
01/01/2014 to 12/31/2014	$9.19831	$10.18809	0
01/01/2015 to 12/31/2015	$10.18809	$10.29135	0
01/01/2016 to 12/31/2016	$10.29135	$10.31526	0
01/01/2017 to 12/31/2017	$10.31526	$10.31756	1,681
01/01/2018 to 12/31/2018	$10.31756	$10.11974	1,164
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	$9.99909	$8.76285	0
01/01/2014 to 12/31/2014	$8.76285	$9.87576	0
01/01/2015 to 12/31/2015	$9.87576	$9.98861	0
01/01/2016 to 12/31/2016	$9.98861	$10.01140	0
01/01/2017 to 12/31/2017	$10.01140	$10.01225	11,185
01/01/2018 to 12/31/2018	$10.01225	$9.78279	14,191
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$9.99909	$11.32021	0
01/01/2015 to 12/31/2015	$11.32021	$11.35595	0
01/01/2016 to 12/31/2016	$11.35595	$11.44499	0
01/01/2017 to 12/31/2017	$11.44499	$11.46258	792
01/01/2018 to 12/31/2018	$11.46258	$11.18962	25,061
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$9.99909	$9.95309	0
01/01/2016 to 12/31/2016	$9.95309	$9.99251	41,082
01/01/2017 to 12/31/2017	$9.99251	$10.06600	67,236
01/01/2018 to 12/31/2018	$10.06600	$9.79610	55,632
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$9.99818	$9.89445	0
01/01/2017 to 12/31/2017	$9.89445	$9.99277	25,138
01/01/2018 to 12/31/2018	$9.99277	$9.70336	54,321
AST Bond Portfolio 2028
01/03/2017* to 12/31/2017	$9.99818	$10.05185	0
01/01/2018 to 12/31/2018	$10.05185	$9.68192	17,450
AST Bond Portfolio 2029
01/02/2018* to 12/31/2018	$9.99818	$9.67670	673
AST Capital Growth Asset Allocation Portfolio
05/01/2009 to 12/31/2009	$7.74338	$9.52235	118,425,926
01/01/2010 to 12/31/2010	$9.52235	$10.61785	141,306,019
01/01/2011 to 12/31/2011	$10.61785	$10.18954	100,099,910
01/01/2012 to 12/31/2012	$10.18954	$11.39642	113,717,767
01/01/2013 to 12/31/2013	$11.39642	$13.75050	125,316,122
01/01/2014 to 12/31/2014	$13.75050	$14.46969	121,728,074
01/01/2015 to 12/31/2015	$14.46969	$14.30680	113,394,276
01/01/2016 to 12/31/2016	$14.30680	$15.03316	101,590,172
01/01/2017 to 12/31/2017	$15.03316	$17.43090	96,062,997
01/01/2018 to 12/31/2018	$17.43090	$16.07583	76,708,296

A-58

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Cohen & Steers Realty Portfolio
05/01/2009 to 12/31/2009	$12.10640	$18.32376	2,154,565
01/01/2010 to 12/31/2010	$18.32376	$23.19228	2,674,245
01/01/2011 to 12/31/2011	$23.19228	$24.31338	2,210,944
01/01/2012 to 12/31/2012	$24.31338	$27.58177	2,291,954
01/01/2013 to 12/31/2013	$27.58177	$27.97660	2,083,185
01/01/2014 to 12/31/2014	$27.97660	$36.02098	2,044,785
01/01/2015 to 12/31/2015	$36.02098	$37.14280	1,780,125
01/01/2016 to 12/31/2016	$37.14280	$38.29038	1,533,707
01/01/2017 to 12/31/2017	$38.29038	$40.01231	1,307,651
01/01/2018 to 12/31/2018	$40.01231	$37.47763	931,793
AST Goldman Sachs Large-Cap Value Portfolio
05/01/2009 to 12/31/2009	$7.96668	$9.63064	15,821,358
01/01/2010 to 12/31/2010	$9.63064	$10.69227	15,820,580
01/01/2011 to 12/31/2011	$10.69227	$9.93581	12,948,030
01/01/2012 to 12/31/2012	$9.93581	$11.69351	10,758,682
01/01/2013 to 12/31/2013	$11.69351	$15.35813	8,989,436
01/01/2014 to 12/31/2014	$15.35813	$17.08837	7,637,977
01/01/2015 to 12/31/2015	$17.08837	$16.02976	9,591,291
01/01/2016 to 12/31/2016	$16.02976	$17.58540	8,028,173
01/01/2017 to 12/31/2017	$17.58540	$18.98180	7,996,036
01/01/2018 to 12/31/2018	$18.98180	$17.07514	6,192,331
AST Goldman Sachs Mid-Cap Growth Portfolio
05/01/2009 to 12/31/2009	$9.98525	$13.42307	5,868,356
01/01/2010 to 12/31/2010	$13.42307	$15.81896	6,728,348
01/01/2011 to 12/31/2011	$15.81896	$15.09505	4,560,864
01/01/2012 to 12/31/2012	$15.09505	$17.75759	4,904,077
01/01/2013 to 12/31/2013	$17.75759	$23.08682	5,099,534
01/01/2014 to 12/31/2014	$23.08682	$25.32324	4,212,533
01/01/2015 to 12/31/2015	$25.32324	$23.48945	6,589,806
01/01/2016 to 12/31/2016	$23.48945	$23.48269	5,545,452
01/01/2017 to 12/31/2017	$23.48269	$29.35334	5,099,466
01/01/2018 to 12/31/2018	$29.35334	$27.61105	3,953,745
AST Government Money Market Portfolio
05/01/2009 to 12/31/2009	$10.53148	$10.42178	66,786,776
01/01/2010 to 12/31/2010	$10.42178	$10.25242	50,307,852
01/01/2011 to 12/31/2011	$10.25242	$10.08558	50,902,069
01/01/2012 to 12/31/2012	$10.08558	$9.92007	39,894,836
01/01/2013 to 12/31/2013	$9.92007	$9.75615	29,504,243
01/01/2014 to 12/31/2014	$9.75615	$9.59539	25,524,289
01/01/2015 to 12/31/2015	$9.59539	$9.43719	23,153,087
01/01/2016 to 12/31/2016	$9.43719	$9.28187	20,723,986
01/01/2017 to 12/31/2017	$9.28187	$9.16030	16,486,250
01/01/2018 to 12/31/2018	$9.16030	$9.12553	14,577,153
AST Hotchkis & Wiley Large-Cap Value Portfolio
05/01/2009 to 12/31/2009	$6.92191	$8.78382	5,087,827
01/01/2010 to 12/31/2010	$8.78382	$9.77580	5,307,829
01/01/2011 to 12/31/2011	$9.77580	$9.21256	4,698,568
01/01/2012 to 12/31/2012	$9.21256	$10.59036	4,248,181
01/01/2013 to 12/31/2013	$10.59036	$14.56755	5,494,376
01/01/2014 to 12/31/2014	$14.56755	$16.29672	5,782,801
01/01/2015 to 12/31/2015	$16.29672	$14.77183	4,317,804
01/01/2016 to 12/31/2016	$14.77183	$17.41780	3,949,844
01/01/2017 to 12/31/2017	$17.41780	$20.41923	3,761,572
01/01/2018 to 12/31/2018	$20.41923	$17.23861	3,259,259

A-59

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST International Growth Portfolio
05/01/2009 to 12/31/2009	$12.12587	$15.91046	6,854,079
01/01/2010 to 12/31/2010	$15.91046	$17.91664	7,241,298
01/01/2011 to 12/31/2011	$17.91664	$15.34398	5,734,722
01/01/2012 to 12/31/2012	$15.34398	$18.16395	4,942,527
01/01/2013 to 12/31/2013	$18.16395	$21.26858	4,582,698
01/01/2014 to 12/31/2014	$21.26858	$19.76196	3,989,471
01/01/2015 to 12/31/2015	$19.76196	$20.04771	3,324,751
01/01/2016 to 12/31/2016	$20.04771	$18.97262	2,931,676
01/01/2017 to 12/31/2017	$18.97262	$25.27111	3,021,102
01/01/2018 to 12/31/2018	$25.27111	$21.53882	2,629,968
AST International Value Portfolio
05/01/2009 to 12/31/2009	$11.34889	$14.73896	3,492,926
01/01/2010 to 12/31/2010	$14.73896	$16.10237	3,649,081
01/01/2011 to 12/31/2011	$16.10237	$13.84955	2,916,031
01/01/2012 to 12/31/2012	$13.84955	$15.89231	2,668,328
01/01/2013 to 12/31/2013	$15.89231	$18.67292	2,705,225
01/01/2014 to 12/31/2014	$18.67292	$17.13364	2,548,306
01/01/2015 to 12/31/2015	$17.13364	$16.98867	2,467,892
01/01/2016 to 12/31/2016	$16.98867	$16.80599	2,319,732
01/01/2017 to 12/31/2017	$16.80599	$20.30026	2,283,395
01/01/2018 to 12/31/2018	$20.30026	$16.74197	1,830,771
AST Investment Grade Bond Portfolio
05/01/2009 to 12/31/2009	$10.78112	$11.74845	45,976,810
01/01/2010 to 12/31/2010	$11.74845	$12.80372	22,040,989
01/01/2011 to 12/31/2011	$12.80372	$14.15992	215,533,382
01/01/2012 to 12/31/2012	$14.15992	$15.23530	89,791,313
01/01/2013 to 12/31/2013	$15.23530	$14.50704	28,148,834
01/01/2014 to 12/31/2014	$14.50704	$15.22786	25,571,167
01/01/2015 to 12/31/2015	$15.22786	$15.15226	66,914,771
01/01/2016 to 12/31/2016	$15.15226	$15.52927	74,579,513
01/01/2017 to 12/31/2017	$15.52927	$15.93233	38,818,080
01/01/2018 to 12/31/2018	$15.93233	$15.62628	112,152,130
AST J.P. Morgan International Equity Portfolio
05/01/2009 to 12/31/2009	$10.29671	$13.85552	5,086,873
01/01/2010 to 12/31/2010	$13.85552	$14.60401	5,905,133
01/01/2011 to 12/31/2011	$14.60401	$13.04913	4,359,903
01/01/2012 to 12/31/2012	$13.04913	$15.64529	4,428,816
01/01/2013 to 12/31/2013	$15.64529	$17.75076	4,647,244
01/01/2014 to 12/31/2014	$17.75076	$16.34657	4,276,895
01/01/2015 to 12/31/2015	$16.34657	$15.62754	3,960,328
01/01/2016 to 12/31/2016	$15.62754	$15.66712	3,354,922
01/01/2017 to 12/31/2017	$15.66712	$19.97550	3,518,759
01/01/2018 to 12/31/2018	$19.97550	$16.21247	2,855,876
AST Loomis Sayles Large-Cap Growth Portfolio
05/01/2009 to 12/31/2009	$8.52467	$10.86212	17,250,307
01/01/2010 to 12/31/2010	$10.86212	$12.79307	17,364,094
01/01/2011 to 12/31/2011	$12.79307	$12.46741	14,080,420
01/01/2012 to 12/31/2012	$12.46741	$13.76555	11,942,585
01/01/2013 to 12/31/2013	$13.76555	$18.49514	9,091,584
01/01/2014 to 12/31/2014	$18.49514	$20.11628	9,720,568
01/01/2015 to 12/31/2015	$20.11628	$21.77709	7,424,343
01/01/2016 to 12/31/2016	$21.77709	$22.61288	6,587,463
01/01/2017 to 12/31/2017	$22.61288	$29.57790	5,433,449
01/01/2018 to 12/31/2018	$29.57790	$28.30541	3,958,406

A-60

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST MFS Growth Portfolio
05/01/2009 to 12/31/2009	$8.02433	$9.75127	4,944,538
01/01/2010 to 12/31/2010	$9.75127	$10.81643	5,238,425
01/01/2011 to 12/31/2011	$10.81643	$10.57498	4,289,955
01/01/2012 to 12/31/2012	$10.57498	$12.17716	4,420,398
01/01/2013 to 12/31/2013	$12.17716	$16.37229	4,361,903
01/01/2014 to 12/31/2014	$16.37229	$17.50467	3,793,575
01/01/2015 to 12/31/2015	$17.50467	$18.46042	3,157,980
01/01/2016 to 12/31/2016	$18.46042	$18.50343	2,652,678
01/01/2017 to 12/31/2017	$18.50343	$23.78749	2,376,378
01/01/2018 to 12/31/2018	$23.78749	$23.89579	2,034,089
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
05/01/2009 to 12/31/2009	$10.22199	$13.87956	5,689,131
01/01/2010 to 12/31/2010	$13.87956	$16.84971	5,901,157
01/01/2011 to 12/31/2011	$16.84971	$16.16040	4,911,194
01/01/2012 to 12/31/2012	$16.16040	$18.61569	4,148,499
01/01/2013 to 12/31/2013	$18.61569	$25.99973	4,423,739
01/01/2014 to 12/31/2014	$25.99973	$29.21476	4,014,110
01/01/2015 to 12/31/2015	$29.21476	$27.11311	3,114,772
01/01/2016 to 12/31/2016	$27.11311	$31.52790	2,980,209
01/01/2017 to 12/31/2017	$31.52790	$35.28495	2,774,803
01/01/2018 to 12/31/2018	$35.28495	$28.99369	2,141,063
AST Preservation Asset Allocation Portfolio
05/01/2009 to 12/31/2009	$9.17073	$10.65255	82,197,582
01/01/2010 to 12/31/2010	$10.65255	$11.58445	100,001,194
01/01/2011 to 12/31/2011	$11.58445	$11.50704	96,778,216
01/01/2012 to 12/31/2012	$11.50704	$12.49092	98,362,559
01/01/2013 to 12/31/2013	$12.49092	$13.41643	79,093,854
01/01/2014 to 12/31/2014	$13.41643	$13.95709	69,937,144
01/01/2015 to 12/31/2015	$13.95709	$13.74652	60,478,072
01/01/2016 to 12/31/2016	$13.74652	$14.26721	53,321,376
01/01/2017 to 12/31/2017	$14.26721	$15.45393	48,157,612
01/01/2018 to 12/31/2018	$15.45393	$14.76594	36,694,167
AST Small-Cap Growth Opportunities Portfolio
05/01/2009 to 12/31/2009	$11.08382	$14.45984	3,702,808
01/01/2010 to 12/31/2010	$14.45984	$18.84985	4,200,876
01/01/2011 to 12/31/2011	$18.84985	$16.10840	4,029,967
01/01/2012 to 12/31/2012	$16.10840	$19.02245	3,987,156
01/01/2013 to 12/31/2013	$19.02245	$26.34396	3,589,232
01/01/2014 to 12/31/2014	$26.34396	$27.18947	3,049,744
01/01/2015 to 12/31/2015	$27.18947	$27.09786	2,435,616
01/01/2016 to 12/31/2016	$27.09786	$28.70362	2,019,066
01/01/2017 to 12/31/2017	$28.70362	$36.04862	1,824,209
01/01/2018 to 12/31/2018	$36.04862	$31.60636	1,485,600
AST Small-Cap Growth Portfolio
05/01/2009 to 12/31/2009	$6.74576	$8.87798	2,524,147
01/01/2010 to 12/31/2010	$8.87798	$11.91138	4,648,452
01/01/2011 to 12/31/2011	$11.91138	$11.60040	3,213,655
01/01/2012 to 12/31/2012	$11.60040	$12.79787	3,096,260
01/01/2013 to 12/31/2013	$12.79787	$17.01398	4,073,887
01/01/2014 to 12/31/2014	$17.01398	$17.37236	3,201,641
01/01/2015 to 12/31/2015	$17.37236	$17.22002	3,111,281
01/01/2016 to 12/31/2016	$17.22002	$18.98180	2,541,436
01/01/2017 to 12/31/2017	$18.98180	$23.13433	2,373,358
01/01/2018 to 12/31/2018	$23.13433	$20.83844	2,003,260

A-61

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Small-Cap Value Portfolio
05/01/2009 to 12/31/2009	$10.84608	$14.11106	6,242,625
01/01/2010 to 12/31/2010	$14.11106	$17.48588	6,195,308
01/01/2011 to 12/31/2011	$17.48588	$16.17000	5,166,090
01/01/2012 to 12/31/2012	$16.17000	$18.79089	3,913,693
01/01/2013 to 12/31/2013	$18.79089	$25.39300	3,418,708
01/01/2014 to 12/31/2014	$25.39300	$26.28974	2,808,610
01/01/2015 to 12/31/2015	$26.28974	$24.74160	2,217,703
01/01/2016 to 12/31/2016	$24.74160	$31.44064	2,012,505
01/01/2017 to 12/31/2017	$31.44064	$33.19514	1,801,371
01/01/2018 to 12/31/2018	$33.19514	$27.07026	1,411,502
AST T. Rowe Price Large-Cap Growth Portfolio
05/01/2009 to 12/31/2009	$7.97781	$10.54281	10,159,519
01/01/2010 to 12/31/2010	$10.54281	$12.00822	12,250,636
01/01/2011 to 12/31/2011	$12.00822	$11.61022	9,294,364
01/01/2012 to 12/31/2012	$11.61022	$13.42613	10,725,477
01/01/2013 to 12/31/2013	$13.42613	$19.01819	11,809,685
01/01/2014 to 12/31/2014	$19.01819	$20.26543	11,237,461
01/01/2015 to 12/31/2015	$20.26543	$21.84110	10,710,975
01/01/2016 to 12/31/2016	$21.84110	$22.06119	8,827,493
01/01/2017 to 12/31/2017	$22.06119	$29.91878	7,920,851
01/01/2018 to 12/31/2018	$29.91878	$30.56007	6,705,902
AST T. Rowe Price Large-Cap Value Portfolio
05/01/2009 to 12/31/2009	$9.08649	$11.51138	3,294,871
01/01/2010 to 12/31/2010	$11.51138	$12.73012	3,942,580
01/01/2011 to 12/31/2011	$12.73012	$12.45869	3,528,509
01/01/2012 to 12/31/2012	$12.45869	$13.89489	3,502,241
01/01/2013 to 12/31/2013	$13.89489	$18.39802	2,924,047
01/01/2014 to 12/31/2014	$18.39802	$18.37636	2,608,050
01/01/2015 to 12/31/2015	$18.37636	$16.97727	1,990,270
01/01/2016 to 12/31/2016	$16.97727	$17.72105	1,666,275
01/01/2017 to 12/31/2017	$17.72105	$20.31456	1,508,223
01/01/2018 to 12/31/2018	$20.31456	$18.03762	1,557,450
AST Templeton Global Bond Portfolio
05/01/2009 to 12/31/2009	$13.55545	$15.07011	6,337,072
01/01/2010 to 12/31/2010	$15.07011	$15.67276	7,114,847
01/01/2011 to 12/31/2011	$15.67276	$16.05020	6,639,260
01/01/2012 to 12/31/2012	$16.05020	$16.60993	5,533,305
01/01/2013 to 12/31/2013	$16.60993	$15.72265	4,600,108
01/01/2014 to 12/31/2014	$15.72265	$15.54940	3,672,856
01/01/2015 to 12/31/2015	$15.54940	$14.58660	2,897,161
01/01/2016 to 12/31/2016	$14.58660	$14.97157	2,569,689
01/01/2017 to 12/31/2017	$14.97157	$15.02573	2,555,780
01/01/2018 to 12/31/2018	$15.02573	$15.07193	1,855,828
AST WEDGE Capital Mid-Cap Value Portfolio
05/01/2009 to 12/31/2009	$9.11426	$12.11071	2,137,413
01/01/2010 to 12/31/2010	$12.11071	$14.72294	2,978,973
01/01/2011 to 12/31/2011	$14.72294	$13.98059	2,405,087
01/01/2012 to 12/31/2012	$13.98059	$16.28103	2,424,624
01/01/2013 to 12/31/2013	$16.28103	$21.20296	2,138,372
01/01/2014 to 12/31/2014	$21.20296	$23.97472	1,904,816
01/01/2015 to 12/31/2015	$23.97472	$22.02086	1,494,027
01/01/2016 to 12/31/2016	$22.02086	$24.68960	1,298,357
01/01/2017 to 12/31/2017	$24.68960	$28.78313	1,173,758
01/01/2018 to 12/31/2018	$28.78313	$23.62781	878,983

A-62

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Western Asset Core Plus Bond Portfolio
05/01/2009 to 12/31/2009	$9.45757	$10.21392	12,750,275
01/01/2010 to 12/31/2010	$10.21392	$10.82874	17,651,916
01/01/2011 to 12/31/2011	$10.82874	$11.29192	18,170,336
01/01/2012 to 12/31/2012	$11.29192	$11.97752	18,416,796
01/01/2013 to 12/31/2013	$11.97752	$11.60405	17,928,589
01/01/2014 to 12/31/2014	$11.60405	$12.23394	19,702,934
01/01/2015 to 12/31/2015	$12.23394	$12.18082	18,938,735
01/01/2016 to 12/31/2016	$12.18082	$12.59720	19,007,777
01/01/2017 to 12/31/2017	$12.59720	$13.17153	19,214,511
01/01/2018 to 12/31/2018	$13.17153	$12.65978	20,284,879
Wells Fargo VT International Equity Fund - Class 1
07/16/2010* to 12/31/2010	$13.32619	$16.11364	637,587
01/01/2011 to 12/31/2011	$16.11364	$13.82121	523,908
01/01/2012 to 12/31/2012	$13.82121	$15.45248	401,945
01/01/2013 to 12/31/2013	$15.45248	$18.22775	283,907
01/01/2014 to 12/31/2014	$18.22775	$16.97668	217,416
01/01/2015 to 12/31/2015	$16.97668	$17.07985	210,347
01/01/2016 to 12/31/2016	$17.07985	$17.34553	138,372
01/01/2017 to 12/31/2017	$17.34553	$21.30098	113,199
01/01/2018 to 12/31/2018	$21.30098	$17.41592	73,608
Wells Fargo VT Omega Growth Fund - Class 1
07/16/2010* to 12/31/2010	$12.54043	$15.81530	385,986
01/01/2011 to 12/31/2011	$15.81530	$14.72149	411,256
01/01/2012 to 12/31/2012	$14.72149	$17.48336	413,544
01/01/2013 to 12/31/2013	$17.48336	$24.11014	306,342
01/01/2014 to 12/31/2014	$24.11014	$24.68160	201,332
01/01/2015 to 12/31/2015	$24.68160	$24.66780	142,859
01/01/2016 to 12/31/2016	$24.66780	$24.44784	93,681
01/01/2017 to 12/31/2017	$24.44784	$32.45008	70,682
01/01/2018 to 12/31/2018	$32.45008	$32.07718	55,802
*Denotes the start date of these sub-accounts

A-63

Optimum
Prudential Annuities Life Assurance Corporation
Statement of Additional Information
ACCUMULATION UNIT VALUES: With any two of GRO Plus, EBP or HAV or with any one of combo 5% or HDV OR With any one of LT5 or HD
5, HAV & EBP or with any combo 5% or HDV & LT5 or GMWB, HDV and EPB OR HD GRO 60 bps and Combo DB OR HD GRO 60 bps, EBP and
HAV OR GRO Plus 2008 60 bps and Combo DB OR GRO Plus 2008 60 bps, EBP and HAV Cliff M&E (1.75%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$7.90392	$9.65715	7,832,549
01/01/2010 to 12/31/2010	$9.65715	$10.62342	8,125,948
01/01/2011 to 12/31/2011	$10.62342	$10.16021	5,875,413
01/01/2012 to 12/31/2012	$10.16021	$11.23660	5,884,306
01/01/2013 to 12/31/2013	$11.23660	$12.14110	5,528,716
01/01/2014 to 12/31/2014	$12.14110	$12.38416	5,179,509
01/01/2015 to 12/31/2015	$12.38416	$11.77568	4,428,306
01/01/2016 to 12/31/2016	$11.77568	$12.30311	5,115,774
01/01/2017 to 12/31/2017	$12.30311	$13.60970	5,435,676
01/01/2018 to 12/31/2018	$13.60970	$12.28244	4,345,473
AST Balanced Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$8.17558	$9.90390	9,195,019
01/01/2010 to 12/31/2010	$9.90390	$10.92891	8,699,486
01/01/2011 to 12/31/2011	$10.92891	$10.60742	6,901,091
01/01/2012 to 12/31/2012	$10.60742	$11.72163	7,178,712
01/01/2013 to 12/31/2013	$11.72163	$13.54891	7,213,994
01/01/2014 to 12/31/2014	$13.54891	$14.17999	6,928,953
01/01/2015 to 12/31/2015	$14.17999	$13.99822	6,370,391
01/01/2016 to 12/31/2016	$13.99822	$14.62010	6,091,878
01/01/2017 to 12/31/2017	$14.62010	$16.50613	5,967,029
01/01/2018 to 12/31/2018	$16.50613	$15.41559	5,002,157
AST BlackRock Low Duration Bond Portfolio
01/01/2009 to 12/31/2009	$10.89652	$11.80100	1,339,103
01/01/2010 to 12/31/2010	$11.80100	$12.04650	1,296,102
01/01/2011 to 12/31/2011	$12.04650	$12.10217	1,090,180
01/01/2012 to 12/31/2012	$12.10217	$12.44836	906,164
01/01/2013 to 12/31/2013	$12.44836	$11.96463	703,101
01/01/2014 to 12/31/2014	$11.96463	$11.74380	547,508
01/01/2015 to 12/31/2015	$11.74380	$11.59403	857,210
01/01/2016 to 12/31/2016	$11.59403	$11.57816	799,501
01/01/2017 to 12/31/2017	$11.57816	$11.57019	750,772
01/01/2018 to 12/31/2018	$11.57019	$11.45132	578,536
AST BlackRock/Loomis Sayles Bond Portfolio
01/01/2009 to 12/31/2009	$11.38371	$13.03290	6,477,063
01/01/2010 to 12/31/2010	$13.03290	$13.79312	5,823,131
01/01/2011 to 12/31/2011	$13.79312	$13.98276	4,380,484
01/01/2012 to 12/31/2012	$13.98276	$15.01832	4,925,654
01/01/2013 to 12/31/2013	$15.01832	$14.48445	3,565,817
01/01/2014 to 12/31/2014	$14.48445	$14.83306	3,009,945
01/01/2015 to 12/31/2015	$14.83306	$14.26635	2,576,957
01/01/2016 to 12/31/2016	$14.26635	$14.60989	2,307,541
01/01/2017 to 12/31/2017	$14.60989	$14.98099	2,274,153
01/01/2018 to 12/31/2018	$14.98099	$14.62034	1,767,182

A-64

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2018
01/01/2009 to 12/31/2009	$12.53137	$11.56714	0
01/01/2010 to 12/31/2010	$11.56714	$12.63591	0
01/01/2011 to 12/31/2011	$12.63591	$14.10092	16,280
01/01/2012 to 12/31/2012	$14.10092	$14.64582	12,769
01/01/2013 to 12/31/2013	$14.64582	$13.93731	65,213
01/01/2014 to 12/31/2014	$13.93731	$14.05806	48,805
01/01/2015 to 12/31/2015	$14.05806	$13.92400	61,391
01/01/2016 to 12/31/2016	$13.92400	$13.90087	0
01/01/2017 to 12/31/2017	$13.90087	$13.75552	33,942
01/01/2018 to 12/31/2018	$13.75552	$13.61626	0
AST Bond Portfolio 2019
01/01/2009 to 12/31/2009	$12.60294	$11.42890	0
01/01/2010 to 12/31/2010	$11.42890	$12.50461	0
01/01/2011 to 12/31/2011	$12.50461	$14.24847	0
01/01/2012 to 12/31/2012	$14.24847	$14.81902	6,636
01/01/2013 to 12/31/2013	$14.81902	$13.85626	14,495
01/01/2014 to 12/31/2014	$13.85626	$14.19429	14,774
01/01/2015 to 12/31/2015	$14.19429	$14.09528	14,214
01/01/2016 to 12/31/2016	$14.09528	$14.04946	18,351
01/01/2017 to 12/31/2017	$14.04946	$13.90909	7,968
01/01/2018 to 12/31/2018	$13.90909	$13.74198	35,458
AST Bond Portfolio 2020
01/02/2009* to 12/31/2009	$9.99903	$8.79336	0
01/01/2010 to 12/31/2010	$8.79336	$9.66280	3,398
01/01/2011 to 12/31/2011	$9.66280	$11.26692	0
01/01/2012 to 12/31/2012	$11.26692	$11.76908	0
01/01/2013 to 12/31/2013	$11.76908	$10.80965	16,844
01/01/2014 to 12/31/2014	$10.80965	$11.27460	10,653
01/01/2015 to 12/31/2015	$11.27460	$11.24644	20,182
01/01/2016 to 12/31/2016	$11.24644	$11.26611	23,126
01/01/2017 to 12/31/2017	$11.26611	$11.16747	6,719
01/01/2018 to 12/31/2018	$11.16747	$11.00306	8,226
AST Bond Portfolio 2021
01/04/2010* to 12/31/2010	$9.99807	$11.01382	7,539
01/01/2011 to 12/31/2011	$11.01382	$13.01813	17,990
01/01/2012 to 12/31/2012	$13.01813	$13.65902	13,667
01/01/2013 to 12/31/2013	$13.65902	$12.48048	0
01/01/2014 to 12/31/2014	$12.48048	$13.20393	18,265
01/01/2015 to 12/31/2015	$13.20393	$13.20422	31,983
01/01/2016 to 12/31/2016	$13.20422	$13.23741	26,402
01/01/2017 to 12/31/2017	$13.23741	$13.21187	22,977
01/01/2018 to 12/31/2018	$13.21187	$12.98823	18,681
AST Bond Portfolio 2022
01/03/2011* to 12/31/2011	$9.99855	$12.02655	25,532
01/01/2012 to 12/31/2012	$12.02655	$12.50667	28,286
01/01/2013 to 12/31/2013	$12.50667	$11.09033	0
01/01/2014 to 12/31/2014	$11.09033	$12.02605	0
01/01/2015 to 12/31/2015	$12.02605	$12.06336	6,251
01/01/2016 to 12/31/2016	$12.06336	$12.06912	25,744
01/01/2017 to 12/31/2017	$12.06912	$12.04449	2,179
01/01/2018 to 12/31/2018	$12.04449	$11.81508	7,386

A-65

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2023
01/03/2012* to 12/31/2012	$9.99807	$10.40427	2,207
01/01/2013 to 12/31/2013	$10.40427	$9.17959	88,547
01/01/2014 to 12/31/2014	$9.17959	$10.15710	52,160
01/01/2015 to 12/31/2015	$10.15710	$10.24960	37,491
01/01/2016 to 12/31/2016	$10.24960	$10.26297	7,143
01/01/2017 to 12/31/2017	$10.26297	$10.25483	0
01/01/2018 to 12/31/2018	$10.25483	$10.04793	0
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	$9.99903	$8.75399	7,589
01/01/2014 to 12/31/2014	$8.75399	$9.85574	17,205
01/01/2015 to 12/31/2015	$9.85574	$9.95833	0
01/01/2016 to 12/31/2016	$9.95833	$9.97090	0
01/01/2017 to 12/31/2017	$9.97090	$9.96165	21,955
01/01/2018 to 12/31/2018	$9.96165	$9.72336	27,330
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$9.99903	$11.30862	0
01/01/2015 to 12/31/2015	$11.30862	$11.33279	46,453
01/01/2016 to 12/31/2016	$11.33279	$11.41003	12,131
01/01/2017 to 12/31/2017	$11.41003	$11.41597	9,262
01/01/2018 to 12/31/2018	$11.41597	$11.13272	13,933
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$9.99903	$9.94290	7,437
01/01/2016 to 12/31/2016	$9.94290	$9.97214	33,756
01/01/2017 to 12/31/2017	$9.97214	$10.03527	20,710
01/01/2018 to 12/31/2018	$10.03527	$9.75608	77,424
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$9.99807	$9.88450	12,840
01/01/2017 to 12/31/2017	$9.88450	$9.97270	0
01/01/2018 to 12/31/2018	$9.97270	$9.67388	29,970
AST Bond Portfolio 2028
01/03/2017* to 12/31/2017	$9.99807	$10.04167	0
01/01/2018 to 12/31/2018	$10.04167	$9.66224	0
AST Bond Portfolio 2029
01/02/2018* to 12/31/2018	$9.99807	$9.66686	0
AST Capital Growth Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$7.70127	$9.48306	9,649,337
01/01/2010 to 12/31/2010	$9.48306	$10.56341	9,541,918
01/01/2011 to 12/31/2011	$10.56341	$10.12691	6,564,135
01/01/2012 to 12/31/2012	$10.12691	$11.31486	7,253,930
01/01/2013 to 12/31/2013	$11.31486	$13.63820	8,307,070
01/01/2014 to 12/31/2014	$13.63820	$14.33687	8,547,398
01/01/2015 to 12/31/2015	$14.33687	$14.16113	9,055,976
01/01/2016 to 12/31/2016	$14.16113	$14.86507	10,531,864
01/01/2017 to 12/31/2017	$14.86507	$17.21852	11,826,324
01/01/2018 to 12/31/2018	$17.21852	$15.86384	10,463,119

A-66

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Cohen & Steers Realty Portfolio
01/01/2009 to 12/31/2009	$14.37953	$18.63864	105,825
01/01/2010 to 12/31/2010	$18.63864	$23.56687	111,924
01/01/2011 to 12/31/2011	$23.56687	$24.68110	97,984
01/01/2012 to 12/31/2012	$24.68110	$27.97033	103,989
01/01/2013 to 12/31/2013	$27.97033	$28.34178	114,992
01/01/2014 to 12/31/2014	$28.34178	$36.45418	117,778
01/01/2015 to 12/31/2015	$36.45418	$37.55126	105,608
01/01/2016 to 12/31/2016	$37.55126	$38.67216	99,555
01/01/2017 to 12/31/2017	$38.67216	$40.37022	92,571
01/01/2018 to 12/31/2018	$40.37022	$37.77416	69,768
AST Goldman Sachs Large-Cap Value Portfolio
01/01/2009 to 12/31/2009	$9.96176	$11.66551	621,602
01/01/2010 to 12/31/2010	$11.66551	$12.93832	632,157
01/01/2011 to 12/31/2011	$12.93832	$12.01056	436,847
01/01/2012 to 12/31/2012	$12.01056	$14.12073	404,667
01/01/2013 to 12/31/2013	$14.12073	$18.52731	518,331
01/01/2014 to 12/31/2014	$18.52731	$20.59363	488,701
01/01/2015 to 12/31/2015	$20.59363	$19.29826	1,070,573
01/01/2016 to 12/31/2016	$19.29826	$21.14972	942,844
01/01/2017 to 12/31/2017	$21.14972	$22.80598	879,258
01/01/2018 to 12/31/2018	$22.80598	$20.49420	755,407
AST Goldman Sachs Mid-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$10.70164	$16.51748	253,562
01/01/2010 to 12/31/2010	$16.51748	$19.44585	254,558
01/01/2011 to 12/31/2011	$19.44585	$18.53715	155,235
01/01/2012 to 12/31/2012	$18.53715	$21.78458	158,856
01/01/2013 to 12/31/2013	$21.78458	$28.29346	227,835
01/01/2014 to 12/31/2014	$28.29346	$31.00280	190,945
01/01/2015 to 12/31/2015	$31.00280	$28.72842	378,605
01/01/2016 to 12/31/2016	$28.72842	$28.69095	307,315
01/01/2017 to 12/31/2017	$28.69095	$35.82719	288,979
01/01/2018 to 12/31/2018	$35.82719	$33.66610	225,445
AST Government Money Market Portfolio
01/01/2009 to 12/31/2009	$10.53555	$10.37644	6,589,463
01/01/2010 to 12/31/2010	$10.37644	$10.19747	3,952,695
01/01/2011 to 12/31/2011	$10.19747	$10.02162	3,134,616
01/01/2012 to 12/31/2012	$10.02162	$9.84639	2,455,891
01/01/2013 to 12/31/2013	$9.84639	$9.67421	1,802,602
01/01/2014 to 12/31/2014	$9.67421	$9.50498	1,296,519
01/01/2015 to 12/31/2015	$9.50498	$9.33860	1,151,161
01/01/2016 to 12/31/2016	$9.33860	$9.17554	841,993
01/01/2017 to 12/31/2017	$9.17554	$9.04623	749,560
01/01/2018 to 12/31/2018	$9.04623	$9.00255	809,235
AST Hotchkis & Wiley Large-Cap Value Portfolio
01/01/2009 to 12/31/2009	$8.82659	$10.35751	346,012
01/01/2010 to 12/31/2010	$10.35751	$11.51542	329,940
01/01/2011 to 12/31/2011	$11.51542	$10.84080	425,797
01/01/2012 to 12/31/2012	$10.84080	$12.44941	310,531
01/01/2013 to 12/31/2013	$12.44941	$17.10723	379,818
01/01/2014 to 12/31/2014	$17.10723	$19.11836	413,328
01/01/2015 to 12/31/2015	$19.11836	$17.31194	275,746
01/01/2016 to 12/31/2016	$17.31194	$20.39212	279,784
01/01/2017 to 12/31/2017	$20.39212	$23.88169	292,993
01/01/2018 to 12/31/2018	$23.88169	$20.14111	261,865

A-67

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST International Growth Portfolio
01/01/2009 to 12/31/2009	$11.88335	$15.79563	487,491
01/01/2010 to 12/31/2010	$15.79563	$17.76929	425,028
01/01/2011 to 12/31/2011	$17.76929	$15.20229	278,398
01/01/2012 to 12/31/2012	$15.20229	$17.97783	225,134
01/01/2013 to 12/31/2013	$17.97783	$21.02934	314,013
01/01/2014 to 12/31/2014	$21.02934	$19.51986	326,012
01/01/2015 to 12/31/2015	$19.51986	$19.78207	473,313
01/01/2016 to 12/31/2016	$19.78207	$18.70224	457,159
01/01/2017 to 12/31/2017	$18.70224	$24.88572	398,555
01/01/2018 to 12/31/2018	$24.88572	$21.18863	357,085
AST International Value Portfolio
01/01/2009 to 12/31/2009	$13.64816	$17.49898	230,878
01/01/2010 to 12/31/2010	$17.49898	$19.09827	223,400
01/01/2011 to 12/31/2011	$19.09827	$16.40960	166,971
01/01/2012 to 12/31/2012	$16.40960	$18.81076	154,255
01/01/2013 to 12/31/2013	$18.81076	$22.07952	154,201
01/01/2014 to 12/31/2014	$22.07952	$20.23887	152,233
01/01/2015 to 12/31/2015	$20.23887	$20.04716	141,426
01/01/2016 to 12/31/2016	$20.04716	$19.81148	140,840
01/01/2017 to 12/31/2017	$19.81148	$23.90642	143,641
01/01/2018 to 12/31/2018	$23.90642	$19.69597	122,316
AST Investment Grade Bond Portfolio
01/01/2009 to 12/31/2009	$10.72236	$11.72550	3,153,640
01/01/2010 to 12/31/2010	$11.72550	$12.76581	1,201,858
01/01/2011 to 12/31/2011	$12.76581	$14.10366	12,727,050
01/01/2012 to 12/31/2012	$14.10366	$15.15930	6,086,607
01/01/2013 to 12/31/2013	$15.15930	$14.41998	3,120,079
01/01/2014 to 12/31/2014	$14.41998	$15.12106	2,872,842
01/01/2015 to 12/31/2015	$15.12106	$15.03075	6,043,619
01/01/2016 to 12/31/2016	$15.03075	$15.38918	6,788,255
01/01/2017 to 12/31/2017	$15.38918	$15.77259	4,429,180
01/01/2018 to 12/31/2018	$15.77259	$15.45376	10,008,722
AST J.P. Morgan International Equity Portfolio
01/01/2009 to 12/31/2009	$11.97683	$15.98943	221,273
01/01/2010 to 12/31/2010	$15.98943	$16.83610	185,707
01/01/2011 to 12/31/2011	$16.83610	$15.02818	114,544
01/01/2012 to 12/31/2012	$15.02818	$17.99969	173,844
01/01/2013 to 12/31/2013	$17.99969	$20.40126	175,509
01/01/2014 to 12/31/2014	$20.40126	$18.76843	156,627
01/01/2015 to 12/31/2015	$18.76843	$17.92460	171,675
01/01/2016 to 12/31/2016	$17.92460	$17.95183	137,075
01/01/2017 to 12/31/2017	$17.95183	$22.86516	132,045
01/01/2018 to 12/31/2018	$22.86516	$18.53875	105,632
AST Loomis Sayles Large-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$9.67891	$12.33943	888,567
01/01/2010 to 12/31/2010	$12.33943	$14.51829	935,347
01/01/2011 to 12/31/2011	$14.51829	$14.13424	601,374
01/01/2012 to 12/31/2012	$14.13424	$15.58994	530,840
01/01/2013 to 12/31/2013	$15.58994	$20.92511	528,924
01/01/2014 to 12/31/2014	$20.92511	$22.73616	586,879
01/01/2015 to 12/31/2015	$22.73616	$24.58810	849,112
01/01/2016 to 12/31/2016	$24.58810	$25.50592	801,880
01/01/2017 to 12/31/2017	$25.50592	$33.32826	654,811
01/01/2018 to 12/31/2018	$33.32826	$31.86178	512,135

A-68

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST MFS Growth Portfolio
01/01/2009 to 12/31/2009	$9.90437	$12.09613	319,640
01/01/2010 to 12/31/2010	$12.09613	$13.40401	285,466
01/01/2011 to 12/31/2011	$13.40401	$13.09159	256,621
01/01/2012 to 12/31/2012	$13.09159	$15.05961	275,009
01/01/2013 to 12/31/2013	$15.05961	$20.22726	302,283
01/01/2014 to 12/31/2014	$20.22726	$21.60425	310,671
01/01/2015 to 12/31/2015	$21.60425	$22.76053	252,986
01/01/2016 to 12/31/2016	$22.76053	$22.79055	271,152
01/01/2017 to 12/31/2017	$22.79055	$29.26922	229,822
01/01/2018 to 12/31/2018	$29.26922	$29.37245	187,944
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/01/2009 to 12/31/2009	$11.11211	$15.35507	175,659
01/01/2010 to 12/31/2010	$15.35507	$18.62218	179,576
01/01/2011 to 12/31/2011	$18.62218	$17.84214	124,275
01/01/2012 to 12/31/2012	$17.84214	$20.53196	124,963
01/01/2013 to 12/31/2013	$20.53196	$28.64693	168,627
01/01/2014 to 12/31/2014	$28.64693	$32.15645	158,533
01/01/2015 to 12/31/2015	$32.15645	$29.81278	177,875
01/01/2016 to 12/31/2016	$29.81278	$34.63206	193,618
01/01/2017 to 12/31/2017	$34.63206	$38.71972	181,114
01/01/2018 to 12/31/2018	$38.71972	$31.78356	153,490
AST Preservation Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$8.99506	$10.60857	8,876,053
01/01/2010 to 12/31/2010	$10.60857	$11.52492	8,285,111
01/01/2011 to 12/31/2011	$11.52492	$11.43633	9,292,075
01/01/2012 to 12/31/2012	$11.43633	$12.40155	7,824,702
01/01/2013 to 12/31/2013	$12.40155	$13.30696	6,555,353
01/01/2014 to 12/31/2014	$13.30696	$13.82909	5,989,981
01/01/2015 to 12/31/2015	$13.82909	$13.60662	5,625,965
01/01/2016 to 12/31/2016	$13.60662	$14.10775	5,238,577
01/01/2017 to 12/31/2017	$14.10775	$15.26565	5,151,954
01/01/2018 to 12/31/2018	$15.26565	$14.57123	4,152,293
AST Small-Cap Growth Opportunities Portfolio
01/01/2009 to 12/31/2009	$14.21676	$18.53020	232,311
01/01/2010 to 12/31/2010	$18.53020	$24.13141	246,378
01/01/2011 to 12/31/2011	$24.13141	$20.60086	210,184
01/01/2012 to 12/31/2012	$20.60086	$24.30271	191,077
01/01/2013 to 12/31/2013	$24.30271	$33.62227	181,082
01/01/2014 to 12/31/2014	$33.62227	$34.66609	186,288
01/01/2015 to 12/31/2015	$34.66609	$34.51405	195,786
01/01/2016 to 12/31/2016	$34.51405	$36.52219	171,551
01/01/2017 to 12/31/2017	$36.52219	$45.82130	142,243
01/01/2018 to 12/31/2018	$45.82130	$40.13360	123,030
AST Small-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$9.17198	$12.06704	124,179
01/01/2010 to 12/31/2010	$12.06704	$16.17360	260,929
01/01/2011 to 12/31/2011	$16.17360	$15.73532	118,967
01/01/2012 to 12/31/2012	$15.73532	$17.34188	165,254
01/01/2013 to 12/31/2013	$17.34188	$23.03153	236,534
01/01/2014 to 12/31/2014	$23.03153	$23.49266	202,822
01/01/2015 to 12/31/2015	$23.49266	$23.26285	176,556
01/01/2016 to 12/31/2016	$23.26285	$25.61690	149,980
01/01/2017 to 12/31/2017	$25.61690	$31.18938	143,451
01/01/2018 to 12/31/2018	$31.18938	$28.06548	101,407

A-69

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Small-Cap Value Portfolio
01/01/2009 to 12/31/2009	$12.17853	$15.19615	346,090
01/01/2010 to 12/31/2010	$15.19615	$18.81140	370,330
01/01/2011 to 12/31/2011	$18.81140	$17.37801	308,621
01/01/2012 to 12/31/2012	$17.37801	$20.17416	230,213
01/01/2013 to 12/31/2013	$20.17416	$27.23459	221,981
01/01/2014 to 12/31/2014	$27.23459	$28.16759	202,133
01/01/2015 to 12/31/2015	$28.16759	$26.48183	259,454
01/01/2016 to 12/31/2016	$26.48183	$33.61805	242,656
01/01/2017 to 12/31/2017	$33.61805	$35.45812	225,326
01/01/2018 to 12/31/2018	$35.45812	$28.88615	198,835
AST T. Rowe Price Large-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$8.69687	$13.10516	634,431
01/01/2010 to 12/31/2010	$13.10516	$14.91170	621,392
01/01/2011 to 12/31/2011	$14.91170	$14.40278	510,390
01/01/2012 to 12/31/2012	$14.40278	$16.63850	618,330
01/01/2013 to 12/31/2013	$16.63850	$23.54463	659,574
01/01/2014 to 12/31/2014	$23.54463	$25.06310	663,743
01/01/2015 to 12/31/2015	$25.06310	$26.98428	604,358
01/01/2016 to 12/31/2016	$26.98428	$27.22845	492,792
01/01/2017 to 12/31/2017	$27.22845	$36.88909	463,047
01/01/2018 to 12/31/2018	$36.88909	$37.64132	348,611
AST T. Rowe Price Large-Cap Value Portfolio
01/01/2009 to 12/31/2009	$11.33587	$13.17114	292,701
01/01/2010 to 12/31/2010	$13.17114	$14.55081	285,605
01/01/2011 to 12/31/2011	$14.55081	$14.22615	245,098
01/01/2012 to 12/31/2012	$14.22615	$15.85005	280,404
01/01/2013 to 12/31/2013	$15.85005	$20.96545	214,589
01/01/2014 to 12/31/2014	$20.96545	$20.91949	156,711
01/01/2015 to 12/31/2015	$20.91949	$19.30705	139,425
01/01/2016 to 12/31/2016	$19.30705	$20.13234	137,737
01/01/2017 to 12/31/2017	$20.13234	$23.05522	141,739
01/01/2018 to 12/31/2018	$23.05522	$20.45014	124,021
AST Templeton Global Bond Portfolio
01/01/2009 to 12/31/2009	$12.35144	$13.60559	510,891
01/01/2010 to 12/31/2010	$13.60559	$14.13536	404,389
01/01/2011 to 12/31/2011	$14.13536	$14.46120	331,623
01/01/2012 to 12/31/2012	$14.46120	$14.95031	336,636
01/01/2013 to 12/31/2013	$14.95031	$14.13730	282,751
01/01/2014 to 12/31/2014	$14.13730	$13.96722	264,758
01/01/2015 to 12/31/2015	$13.96722	$13.08906	365,212
01/01/2016 to 12/31/2016	$13.08906	$13.42092	330,342
01/01/2017 to 12/31/2017	$13.42092	$13.45584	328,437
01/01/2018 to 12/31/2018	$13.45584	$13.48335	257,699
AST WEDGE Capital Mid-Cap Value Portfolio
01/01/2009 to 12/31/2009	$10.83813	$14.78929	131,073
01/01/2010 to 12/31/2010	$14.78929	$17.96107	245,356
01/01/2011 to 12/31/2011	$17.96107	$17.03811	194,504
01/01/2012 to 12/31/2012	$17.03811	$19.82140	208,652
01/01/2013 to 12/31/2013	$19.82140	$25.78743	167,490
01/01/2014 to 12/31/2014	$25.78743	$29.12877	144,781
01/01/2015 to 12/31/2015	$29.12877	$26.72763	91,045
01/01/2016 to 12/31/2016	$26.72763	$29.93629	78,055
01/01/2017 to 12/31/2017	$29.93629	$34.86421	75,827
01/01/2018 to 12/31/2018	$34.86421	$28.59041	52,413

A-70

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Western Asset Core Plus Bond Portfolio
01/01/2009 to 12/31/2009	$9.29274	$10.19194	1,709,734
01/01/2010 to 12/31/2010	$10.19194	$10.79447	1,705,804
01/01/2011 to 12/31/2011	$10.79447	$11.24484	1,440,916
01/01/2012 to 12/31/2012	$11.24484	$11.91529	1,487,081
01/01/2013 to 12/31/2013	$11.91529	$11.53200	1,542,429
01/01/2014 to 12/31/2014	$11.53200	$12.14561	1,616,819
01/01/2015 to 12/31/2015	$12.14561	$12.08055	1,462,502
01/01/2016 to 12/31/2016	$12.08055	$12.48079	1,362,398
01/01/2017 to 12/31/2017	$12.48079	$13.03652	1,443,900
01/01/2018 to 12/31/2018	$13.03652	$12.51722	1,663,779
Wells Fargo VT International Equity Fund - Class 1
07/16/2010* to 12/31/2010	$11.87354	$14.35045	30,964
01/01/2011 to 12/31/2011	$14.35045	$12.29637	35,489
01/01/2012 to 12/31/2012	$12.29637	$13.73358	36,307
01/01/2013 to 12/31/2013	$13.73358	$16.18366	19,432
01/01/2014 to 12/31/2014	$16.18366	$15.05763	7,726
01/01/2015 to 12/31/2015	$15.05763	$15.13370	14,858
01/01/2016 to 12/31/2016	$15.13370	$15.35346	4,499
01/01/2017 to 12/31/2017	$15.35346	$18.83547	9,490
01/01/2018 to 12/31/2018	$18.83547	$15.38428	1,966
Wells Fargo VT Omega Growth Fund - Class 1
07/16/2010* to 12/31/2010	$15.38740	$19.39668	31,133
01/01/2011 to 12/31/2011	$19.39668	$18.03681	33,795
01/01/2012 to 12/31/2012	$18.03681	$21.39882	31,280
01/01/2013 to 12/31/2013	$21.39882	$29.47979	18,601
01/01/2014 to 12/31/2014	$29.47979	$30.14783	4,136
01/01/2015 to 12/31/2015	$30.14783	$30.10044	1,030
01/01/2016 to 12/31/2016	$30.10044	$29.80179	897
01/01/2017 to 12/31/2017	$29.80179	$39.51650	1,040
01/01/2018 to 12/31/2018	$39.51650	$39.02249	874
*Denotes the start date of these sub-accounts

A-71

Optimum
Prudential Annuities Life Assurance Corporation
Statement of Additional Information
ACCUMULATION UNIT VALUES: With LT5 or with any one of EBP or HAV and GMWB or HAV and HD GRO/GRO Plus 2008 or EBP and HD
GRO/GRO Plus 2008 OR HD GRO 60 bps OR GRO Plus 2008 60 bps or HD5 (1.85%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$7.87924	$9.61726	14,794,354
01/01/2010 to 12/31/2010	$9.61726	$10.56882	15,127,648
01/01/2011 to 12/31/2011	$10.56882	$10.09768	11,901,852
01/01/2012 to 12/31/2012	$10.09768	$11.15609	11,108,019
01/01/2013 to 12/31/2013	$11.15609	$12.04186	7,943,759
01/01/2014 to 12/31/2014	$12.04186	$12.27041	3,674,693
01/01/2015 to 12/31/2015	$12.27041	$11.65570	889,656
01/01/2016 to 12/31/2016	$11.65570	$12.16546	206,949
01/01/2017 to 12/31/2017	$12.16546	$13.44371	96,189
01/01/2018 to 12/31/2018	$13.44371	$12.12029	0
AST Balanced Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$8.15006	$9.86293	6,209,054
01/01/2010 to 12/31/2010	$9.86293	$10.87257	7,706,029
01/01/2011 to 12/31/2011	$10.87257	$10.54211	5,222,464
01/01/2012 to 12/31/2012	$10.54211	$11.63765	5,167,344
01/01/2013 to 12/31/2013	$11.63765	$13.43814	3,533,050
01/01/2014 to 12/31/2014	$13.43814	$14.04975	2,151,523
01/01/2015 to 12/31/2015	$14.04975	$13.85543	931,606
01/01/2016 to 12/31/2016	$13.85543	$14.45626	264,781
01/01/2017 to 12/31/2017	$14.45626	$16.30459	74,068
01/01/2018 to 12/31/2018	$16.30459	$15.21180	0
AST BlackRock Low Duration Bond Portfolio
01/01/2009 to 12/31/2009	$10.61558	$11.48506	1,321,221
01/01/2010 to 12/31/2010	$11.48506	$11.71222	1,258,106
01/01/2011 to 12/31/2011	$11.71222	$11.75432	1,121,766
01/01/2012 to 12/31/2012	$11.75432	$12.07825	1,039,350
01/01/2013 to 12/31/2013	$12.07825	$11.59694	546,286
01/01/2014 to 12/31/2014	$11.59694	$11.37154	469,476
01/01/2015 to 12/31/2015	$11.37154	$11.21502	257,280
01/01/2016 to 12/31/2016	$11.21502	$11.18858	158,481
01/01/2017 to 12/31/2017	$11.18858	$11.16975	38,812
01/01/2018 to 12/31/2018	$11.16975	$11.04348	0
AST BlackRock/Loomis Sayles Bond Portfolio
01/01/2009 to 12/31/2009	$10.86360	$12.42482	1,800,202
01/01/2010 to 12/31/2010	$12.42482	$13.13628	2,140,005
01/01/2011 to 12/31/2011	$13.13628	$13.30337	1,714,104
01/01/2012 to 12/31/2012	$13.30337	$14.27408	1,880,647
01/01/2013 to 12/31/2013	$14.27408	$13.75261	1,376,603
01/01/2014 to 12/31/2014	$13.75261	$14.06933	835,491
01/01/2015 to 12/31/2015	$14.06933	$13.51792	306,436
01/01/2016 to 12/31/2016	$13.51792	$13.82942	163,949
01/01/2017 to 12/31/2017	$13.82942	$14.16625	77,982
01/01/2018 to 12/31/2018	$14.16625	$13.81096	0

A-72

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2018
01/01/2009 to 12/31/2009	$12.02914	$11.09225	110,416
01/01/2010 to 12/31/2010	$11.09225	$12.10485	73,860
01/01/2011 to 12/31/2011	$12.10485	$13.49472	4,655,561
01/01/2012 to 12/31/2012	$13.49472	$14.00188	2,865,223
01/01/2013 to 12/31/2013	$14.00188	$13.31086	846,912
01/01/2014 to 12/31/2014	$13.31086	$13.41248	327,820
01/01/2015 to 12/31/2015	$13.41248	$13.27103	229,427
01/01/2016 to 12/31/2016	$13.27103	$13.23568	195,751
01/01/2017 to 12/31/2017	$13.23568	$13.08392	73,395
01/01/2018 to 12/31/2018	$13.08392	$12.93810	0
AST Bond Portfolio 2019
01/01/2009 to 12/31/2009	$12.09783	$10.95959	58,861
01/01/2010 to 12/31/2010	$10.95959	$11.97899	56,178
01/01/2011 to 12/31/2011	$11.97899	$13.63571	15,267
01/01/2012 to 12/31/2012	$13.63571	$14.16728	1,235,635
01/01/2013 to 12/31/2013	$14.16728	$13.23337	515,575
01/01/2014 to 12/31/2014	$13.23337	$13.54241	184,661
01/01/2015 to 12/31/2015	$13.54241	$13.43415	180,118
01/01/2016 to 12/31/2016	$13.43415	$13.37681	133,972
01/01/2017 to 12/31/2017	$13.37681	$13.22989	5,886
01/01/2018 to 12/31/2018	$13.22989	$13.05705	0
AST Bond Portfolio 2020
01/02/2009* to 12/31/2009	$9.99898	$8.78441	4,316
01/01/2010 to 12/31/2010	$8.78441	$9.64318	440,131
01/01/2011 to 12/31/2011	$9.64318	$11.23271	72,154
01/01/2012 to 12/31/2012	$11.23271	$11.72132	16,821
01/01/2013 to 12/31/2013	$11.72132	$10.75489	2,336,108
01/01/2014 to 12/31/2014	$10.75489	$11.20608	1,378,619
01/01/2015 to 12/31/2015	$11.20608	$11.16667	1,074,450
01/01/2016 to 12/31/2016	$11.16667	$11.17489	659,855
01/01/2017 to 12/31/2017	$11.17489	$11.06579	130,210
01/01/2018 to 12/31/2018	$11.06579	$10.89145	0
AST Bond Portfolio 2021
01/04/2010* to 12/31/2010	$9.99795	$11.00274	453,795
01/01/2011 to 12/31/2011	$11.00274	$12.99183	5,310,943
01/01/2012 to 12/31/2012	$12.99183	$13.61745	2,079,498
01/01/2013 to 12/31/2013	$13.61745	$12.42992	252,178
01/01/2014 to 12/31/2014	$12.42992	$13.13705	1,558,574
01/01/2015 to 12/31/2015	$13.13705	$13.12392	1,218,787
01/01/2016 to 12/31/2016	$13.12392	$13.14353	703,288
01/01/2017 to 12/31/2017	$13.14353	$13.10482	182,983
01/01/2018 to 12/31/2018	$13.10482	$12.86981	0
AST Bond Portfolio 2022
01/03/2011* to 12/31/2011	$9.99847	$12.01446	2,646,536
01/01/2012 to 12/31/2012	$12.01446	$12.48143	3,217,282
01/01/2013 to 12/31/2013	$12.48143	$11.05667	288,484
01/01/2014 to 12/31/2014	$11.05667	$11.97731	111,159
01/01/2015 to 12/31/2015	$11.97731	$12.00211	1,159,534
01/01/2016 to 12/31/2016	$12.00211	$11.99568	987,821
01/01/2017 to 12/31/2017	$11.99568	$11.95905	101,922
01/01/2018 to 12/31/2018	$11.95905	$11.71931	0

A-73

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2023
01/03/2012* to 12/31/2012	$9.99796	$10.39368	1,214,423
01/01/2013 to 12/31/2013	$10.39368	$9.16094	4,560,276
01/01/2014 to 12/31/2014	$9.16094	$10.12611	1,524,553
01/01/2015 to 12/31/2015	$10.12611	$10.20788	43,571
01/01/2016 to 12/31/2016	$10.20788	$10.21087	280,078
01/01/2017 to 12/31/2017	$10.21087	$10.19235	18,298
01/01/2018 to 12/31/2018	$10.19235	$9.97645	0
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	$9.99898	$8.74508	4,004,611
01/01/2014 to 12/31/2014	$8.74508	$9.83571	2,674,972
01/01/2015 to 12/31/2015	$9.83571	$9.92791	6,086
01/01/2016 to 12/31/2016	$9.92791	$9.93038	279
01/01/2017 to 12/31/2017	$9.93038	$9.91111	108,333
01/01/2018 to 12/31/2018	$9.91111	$9.66416	0
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$9.99898	$11.29720	886,167
01/01/2015 to 12/31/2015	$11.29720	$11.30973	3,633,852
01/01/2016 to 12/31/2016	$11.30973	$11.37532	164,766
01/01/2017 to 12/31/2017	$11.37532	$11.36972	12,107
01/01/2018 to 12/31/2018	$11.36972	$11.07624	0
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$9.99898	$9.93280	2,403,427
01/01/2016 to 12/31/2016	$9.93280	$9.95186	2,065,387
01/01/2017 to 12/31/2017	$9.95186	$10.00472	102,551
01/01/2018 to 12/31/2018	$10.00472	$9.71653	0
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$9.99796	$9.87435	4,464,106
01/01/2017 to 12/31/2017	$9.87435	$9.95235	2,388,072
01/01/2018 to 12/31/2018	$9.95235	$9.64428	0
AST Bond Portfolio 2028
01/03/2017* to 12/31/2017	$9.99795	$10.03154	15,268
01/01/2018 to 12/31/2018	$10.03154	$9.64254	0
AST Bond Portfolio 2029
01/02/2018* to 12/31/2018	$9.99795	$9.65694	0
AST Capital Growth Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$7.67694	$9.44347	18,658,604
01/01/2010 to 12/31/2010	$9.44347	$10.50855	18,715,333
01/01/2011 to 12/31/2011	$10.50855	$10.06411	14,835,810
01/01/2012 to 12/31/2012	$10.06411	$11.23328	14,385,673
01/01/2013 to 12/31/2013	$11.23328	$13.52613	11,901,592
01/01/2014 to 12/31/2014	$13.52613	$14.20454	6,106,651
01/01/2015 to 12/31/2015	$14.20454	$14.01611	1,729,439
01/01/2016 to 12/31/2016	$14.01611	$14.69791	622,808
01/01/2017 to 12/31/2017	$14.69791	$17.00769	223,671
01/01/2018 to 12/31/2018	$17.00769	$15.65341	0

A-74

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Cohen & Steers Realty Portfolio
01/01/2009 to 12/31/2009	$10.74912	$13.91872	23,630
01/01/2010 to 12/31/2010	$13.91872	$17.58099	59,296
01/01/2011 to 12/31/2011	$17.58099	$18.39348	26,201
01/01/2012 to 12/31/2012	$18.39348	$20.82344	45,742
01/01/2013 to 12/31/2013	$20.82344	$21.07847	48,382
01/01/2014 to 12/31/2014	$21.07847	$27.08427	31,242
01/01/2015 to 12/31/2015	$27.08427	$27.87101	16,449
01/01/2016 to 12/31/2016	$27.87101	$28.67390	11,116
01/01/2017 to 12/31/2017	$28.67390	$29.90252	1,256
01/01/2018 to 12/31/2018	$29.90252	$27.95087	0
AST Goldman Sachs Large-Cap Value Portfolio
01/01/2009 to 12/31/2009	$8.24039	$9.63994	2,254,807
01/01/2010 to 12/31/2010	$9.63994	$10.68096	2,137,260
01/01/2011 to 12/31/2011	$10.68096	$9.90515	1,953,170
01/01/2012 to 12/31/2012	$9.90515	$11.63372	1,642,179
01/01/2013 to 12/31/2013	$11.63372	$15.24859	295,405
01/01/2014 to 12/31/2014	$15.24859	$16.93202	167,975
01/01/2015 to 12/31/2015	$16.93202	$15.85076	89,851
01/01/2016 to 12/31/2016	$15.85076	$17.35381	24,742
01/01/2017 to 12/31/2017	$17.35381	$18.69377	5,093
01/01/2018 to 12/31/2018	$18.69377	$16.78165	0
AST Goldman Sachs Mid-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$8.76703	$13.51780	280,569
01/01/2010 to 12/31/2010	$13.51780	$15.89814	242,511
01/01/2011 to 12/31/2011	$15.89814	$15.13996	195,175
01/01/2012 to 12/31/2012	$15.13996	$17.77417	170,226
01/01/2013 to 12/31/2013	$17.77417	$23.06137	54,755
01/01/2014 to 12/31/2014	$23.06137	$25.24399	40,266
01/01/2015 to 12/31/2015	$25.24399	$23.36833	519,057
01/01/2016 to 12/31/2016	$23.36833	$23.31419	318,943
01/01/2017 to 12/31/2017	$23.31419	$29.08359	69,551
01/01/2018 to 12/31/2018	$29.08359	$27.30133	0
AST Government Money Market Portfolio
01/01/2009 to 12/31/2009	$10.58088	$10.41048	375,004
01/01/2010 to 12/31/2010	$10.41048	$10.22046	374,873
01/01/2011 to 12/31/2011	$10.22046	$10.03393	339,040
01/01/2012 to 12/31/2012	$10.03393	$9.84890	199,920
01/01/2013 to 12/31/2013	$9.84890	$9.66659	115,269
01/01/2014 to 12/31/2014	$9.66659	$9.48776	121,008
01/01/2015 to 12/31/2015	$9.48776	$9.31233	82,739
01/01/2016 to 12/31/2016	$9.31233	$9.14065	68,632
01/01/2017 to 12/31/2017	$9.14065	$9.00240	1,295
01/01/2018 to 12/31/2018	$9.00240	$8.94982	1
AST Hotchkis & Wiley Large-Cap Value Portfolio
01/01/2009 to 12/31/2009	$7.86695	$9.22202	746,645
01/01/2010 to 12/31/2010	$9.22202	$10.24253	718,321
01/01/2011 to 12/31/2011	$10.24253	$9.63274	631,842
01/01/2012 to 12/31/2012	$9.63274	$11.05083	613,446
01/01/2013 to 12/31/2013	$11.05083	$15.16985	478,199
01/01/2014 to 12/31/2014	$15.16985	$16.93592	255,819
01/01/2015 to 12/31/2015	$16.93592	$15.32000	52,056
01/01/2016 to 12/31/2016	$15.32000	$18.02745	8,194
01/01/2017 to 12/31/2017	$18.02745	$21.09092	351
01/01/2018 to 12/31/2018	$21.09092	$17.76924	0

A-75

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST International Growth Portfolio
01/01/2009 to 12/31/2009	$9.33001	$12.38899	1,161,321
01/01/2010 to 12/31/2010	$12.38899	$13.92282	1,089,969
01/01/2011 to 12/31/2011	$13.92282	$11.89940	1,027,651
01/01/2012 to 12/31/2012	$11.89940	$14.05756	880,186
01/01/2013 to 12/31/2013	$14.05756	$16.42685	242,847
01/01/2014 to 12/31/2014	$16.42685	$15.23228	134,938
01/01/2015 to 12/31/2015	$15.23228	$15.42116	38,384
01/01/2016 to 12/31/2016	$15.42116	$14.56463	9,215
01/01/2017 to 12/31/2017	$14.56463	$19.36037	3,435
01/01/2018 to 12/31/2018	$19.36037	$16.46729	0
AST International Value Portfolio
01/01/2009 to 12/31/2009	$11.36343	$14.55478	259,924
01/01/2010 to 12/31/2010	$14.55478	$15.86882	262,760
01/01/2011 to 12/31/2011	$15.86882	$13.62099	228,014
01/01/2012 to 12/31/2012	$13.62099	$15.59812	225,732
01/01/2013 to 12/31/2013	$15.59812	$18.28999	187,217
01/01/2014 to 12/31/2014	$18.28999	$16.74818	110,416
01/01/2015 to 12/31/2015	$16.74818	$16.57263	31,299
01/01/2016 to 12/31/2016	$16.57263	$16.36118	8,439
01/01/2017 to 12/31/2017	$16.36118	$19.72286	1,694
01/01/2018 to 12/31/2018	$19.72286	$16.23256	0
AST J.P. Morgan International Equity Portfolio
01/01/2009 to 12/31/2009	$10.08132	$13.44525	109,013
01/01/2010 to 12/31/2010	$13.44525	$14.14283	107,431
01/01/2011 to 12/31/2011	$14.14283	$12.61127	79,386
01/01/2012 to 12/31/2012	$12.61127	$15.08961	66,422
01/01/2013 to 12/31/2013	$15.08961	$17.08544	26,306
01/01/2014 to 12/31/2014	$17.08544	$15.70200	29,556
01/01/2015 to 12/31/2015	$15.70200	$14.98074	18,979
01/01/2016 to 12/31/2016	$14.98074	$14.98815	18,819
01/01/2017 to 12/31/2017	$14.98815	$19.07101	3,807
01/01/2018 to 12/31/2018	$19.07101	$15.44668	0
AST Loomis Sayles Large-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$8.05744	$10.26187	2,845,484
01/01/2010 to 12/31/2010	$10.26187	$12.06173	2,609,411
01/01/2011 to 12/31/2011	$12.06173	$11.73070	2,214,643
01/01/2012 to 12/31/2012	$11.73070	$12.92562	1,955,243
01/01/2013 to 12/31/2013	$12.92562	$17.33123	662,422
01/01/2014 to 12/31/2014	$17.33123	$18.81197	448,445
01/01/2015 to 12/31/2015	$18.81197	$20.32369	196,069
01/01/2016 to 12/31/2016	$20.32369	$21.06091	74,290
01/01/2017 to 12/31/2017	$21.06091	$27.49210	39,996
01/01/2018 to 12/31/2018	$27.49210	$26.25553	0
AST MFS Growth Portfolio
01/01/2009 to 12/31/2009	$8.80077	$10.73737	358,825
01/01/2010 to 12/31/2010	$10.73737	$11.88611	359,591
01/01/2011 to 12/31/2011	$11.88611	$11.59715	331,705
01/01/2012 to 12/31/2012	$11.59715	$13.32699	336,214
01/01/2013 to 12/31/2013	$13.32699	$17.88188	221,691
01/01/2014 to 12/31/2014	$17.88188	$19.07975	125,846
01/01/2015 to 12/31/2015	$19.07975	$20.08050	44,184
01/01/2016 to 12/31/2016	$20.08050	$20.08643	3,432
01/01/2017 to 12/31/2017	$20.08643	$25.77020	1,920
01/01/2018 to 12/31/2018	$25.77020	$25.83465	0

A-76

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/01/2009 to 12/31/2009	$8.97404	$12.38796	355,454
01/01/2010 to 12/31/2010	$12.38796	$15.00846	340,623
01/01/2011 to 12/31/2011	$15.00846	$14.36515	266,534
01/01/2012 to 12/31/2012	$14.36515	$16.51404	231,581
01/01/2013 to 12/31/2013	$16.51404	$23.01761	56,323
01/01/2014 to 12/31/2014	$23.01761	$25.81114	39,998
01/01/2015 to 12/31/2015	$25.81114	$23.90557	20,546
01/01/2016 to 12/31/2016	$23.90557	$27.74182	19,684
01/01/2017 to 12/31/2017	$27.74182	$30.98464	4,152
01/01/2018 to 12/31/2018	$30.98464	$25.40806	0
AST Preservation Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$8.96680	$10.56440	5,249,566
01/01/2010 to 12/31/2010	$10.56440	$11.46517	6,387,398
01/01/2011 to 12/31/2011	$11.46517	$11.36551	5,312,189
01/01/2012 to 12/31/2012	$11.36551	$12.31225	5,409,797
01/01/2013 to 12/31/2013	$12.31225	$13.19771	3,379,408
01/01/2014 to 12/31/2014	$13.19771	$13.70165	2,049,485
01/01/2015 to 12/31/2015	$13.70165	$13.46744	852,146
01/01/2016 to 12/31/2016	$13.46744	$13.94915	150,323
01/01/2017 to 12/31/2017	$13.94915	$15.07868	94,382
01/01/2018 to 12/31/2018	$15.07868	$14.37799	0
AST Small-Cap Growth Opportunities Portfolio
01/01/2009 to 12/31/2009	$9.08364	$11.82762	553,070
01/01/2010 to 12/31/2010	$11.82762	$15.38714	518,785
01/01/2011 to 12/31/2011	$15.38714	$13.12254	452,643
01/01/2012 to 12/31/2012	$13.12254	$15.46481	393,728
01/01/2013 to 12/31/2013	$15.46481	$21.37357	144,315
01/01/2014 to 12/31/2014	$21.37357	$22.01465	86,738
01/01/2015 to 12/31/2015	$22.01465	$21.89581	30,303
01/01/2016 to 12/31/2016	$21.89581	$23.14626	12,362
01/01/2017 to 12/31/2017	$23.14626	$29.01025	1,404
01/01/2018 to 12/31/2018	$29.01025	$25.38323	0
AST Small-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$6.94411	$9.12664	179,179
01/01/2010 to 12/31/2010	$9.12664	$12.22015	205,878
01/01/2011 to 12/31/2011	$12.22015	$11.87693	134,536
01/01/2012 to 12/31/2012	$11.87693	$13.07626	129,577
01/01/2013 to 12/31/2013	$13.07626	$17.34869	93,745
01/01/2014 to 12/31/2014	$17.34869	$17.67801	66,248
01/01/2015 to 12/31/2015	$17.67801	$17.48733	33,060
01/01/2016 to 12/31/2016	$17.48733	$19.23730	8,915
01/01/2017 to 12/31/2017	$19.23730	$23.39822	3,146
01/01/2018 to 12/31/2018	$23.39822	$21.03312	0
AST Small-Cap Value Portfolio
01/01/2009 to 12/31/2009	$9.62032	$11.99181	681,633
01/01/2010 to 12/31/2010	$11.99181	$14.82975	624,893
01/01/2011 to 12/31/2011	$14.82975	$13.68581	542,049
01/01/2012 to 12/31/2012	$13.68581	$15.87163	480,770
01/01/2013 to 12/31/2013	$15.87163	$21.40453	176,886
01/01/2014 to 12/31/2014	$21.40453	$22.11532	95,964
01/01/2015 to 12/31/2015	$22.11532	$20.77062	30,799
01/01/2016 to 12/31/2016	$20.77062	$26.34102	15,865
01/01/2017 to 12/31/2017	$26.34102	$27.75449	554
01/01/2018 to 12/31/2018	$27.75449	$22.58716	0

A-77

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Large-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$7.82372	$11.77747	944,726
01/01/2010 to 12/31/2010	$11.77747	$13.38725	825,379
01/01/2011 to 12/31/2011	$13.38725	$12.91717	683,116
01/01/2012 to 12/31/2012	$12.91717	$14.90702	615,360
01/01/2013 to 12/31/2013	$14.90702	$21.07294	886,699
01/01/2014 to 12/31/2014	$21.07294	$22.40916	741,733
01/01/2015 to 12/31/2015	$22.40916	$24.10245	408,258
01/01/2016 to 12/31/2016	$24.10245	$24.29598	214,286
01/01/2017 to 12/31/2017	$24.29598	$32.88266	28,205
01/01/2018 to 12/31/2018	$32.88266	$33.51879	0
AST T. Rowe Price Large-Cap Value Portfolio
01/01/2009 to 12/31/2009	$9.67858	$11.23415	136,919
01/01/2010 to 12/31/2010	$11.23415	$12.39842	171,930
01/01/2011 to 12/31/2011	$12.39842	$12.10946	139,136
01/01/2012 to 12/31/2012	$12.10946	$13.47799	138,208
01/01/2013 to 12/31/2013	$13.47799	$17.80972	131,938
01/01/2014 to 12/31/2014	$17.80972	$17.75258	90,143
01/01/2015 to 12/31/2015	$17.75258	$16.36757	53,246
01/01/2016 to 12/31/2016	$16.36757	$17.05006	23,195
01/01/2017 to 12/31/2017	$17.05006	$19.50561	4,114
01/01/2018 to 12/31/2018	$19.50561	$17.28395	0
AST Templeton Global Bond Portfolio
01/01/2009 to 12/31/2009	$11.11487	$12.23103	436,052
01/01/2010 to 12/31/2010	$12.23103	$12.69437	433,698
01/01/2011 to 12/31/2011	$12.69437	$12.97377	347,478
01/01/2012 to 12/31/2012	$12.97377	$13.39878	337,850
01/01/2013 to 12/31/2013	$13.39878	$12.65728	40,799
01/01/2014 to 12/31/2014	$12.65728	$12.49236	27,559
01/01/2015 to 12/31/2015	$12.49236	$11.69500	23,148
01/01/2016 to 12/31/2016	$11.69500	$11.97924	21,693
01/01/2017 to 12/31/2017	$11.97924	$11.99821	5,063
01/01/2018 to 12/31/2018	$11.99821	$12.01035	0
AST WEDGE Capital Mid-Cap Value Portfolio
01/01/2009 to 12/31/2009	$8.67427	$11.82450	59,964
01/01/2010 to 12/31/2010	$11.82450	$14.34574	114,238
01/01/2011 to 12/31/2011	$14.34574	$13.59472	60,443
01/01/2012 to 12/31/2012	$13.59472	$15.79938	67,697
01/01/2013 to 12/31/2013	$15.79938	$20.53394	44,851
01/01/2014 to 12/31/2014	$20.53394	$23.17101	34,252
01/01/2015 to 12/31/2015	$23.17101	$21.23948	16,962
01/01/2016 to 12/31/2016	$21.23948	$23.76517	7,496
01/01/2017 to 12/31/2017	$23.76517	$27.64926	2,291
01/01/2018 to 12/31/2018	$27.64926	$22.65046	0
AST Western Asset Core Plus Bond Portfolio
01/01/2009 to 12/31/2009	$9.28201	$10.16986	625,127
01/01/2010 to 12/31/2010	$10.16986	$10.76014	759,002
01/01/2011 to 12/31/2011	$10.76014	$11.19771	654,564
01/01/2012 to 12/31/2012	$11.19771	$11.85336	676,627
01/01/2013 to 12/31/2013	$11.85336	$11.46036	1,496,187
01/01/2014 to 12/31/2014	$11.46036	$12.05795	1,570,120
01/01/2015 to 12/31/2015	$12.05795	$11.98123	1,047,515
01/01/2016 to 12/31/2016	$11.98123	$12.36563	529,983
01/01/2017 to 12/31/2017	$12.36563	$12.90317	137,506
01/01/2018 to 12/31/2018	$12.90317	$12.37644	0

A-78

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Wells Fargo VT International Equity Fund - Class 1
07/16/2010* to 12/31/2010	$11.79412	$14.24773	13,789
01/01/2011 to 12/31/2011	$14.24773	$12.19584	5,474
01/01/2012 to 12/31/2012	$12.19584	$13.60737	3,990
01/01/2013 to 12/31/2013	$13.60737	$16.01865	4,357
01/01/2014 to 12/31/2014	$16.01865	$14.88882	3,672
01/01/2015 to 12/31/2015	$14.88882	$14.94884	1,585
01/01/2016 to 12/31/2016	$14.94884	$15.15050	1,099
01/01/2017 to 12/31/2017	$15.15050	$18.56769	0
01/01/2018 to 12/31/2018	$18.56769	$15.15008	0
Wells Fargo VT Omega Growth Fund - Class 1
07/16/2010* to 12/31/2010	$12.08493	$15.22662	15,629
01/01/2011 to 12/31/2011	$15.22662	$14.14477	8,214
01/01/2012 to 12/31/2012	$14.14477	$16.76426	6,016
01/01/2013 to 12/31/2013	$16.76426	$23.07150	1,858
01/01/2014 to 12/31/2014	$23.07150	$23.57030	4,116
01/01/2015 to 12/31/2015	$23.57030	$23.50919	2,505
01/01/2016 to 12/31/2016	$23.50919	$23.25238	1,238
01/01/2017 to 12/31/2017	$23.25238	$30.80093	0
01/01/2018 to 12/31/2018	$30.80093	$30.38472	0
*Denotes the start date of these sub-accounts

A-79

Optimum
Prudential Annuities Life Assurance Corporation
Statement of Additional Information
ACCUMULATION UNIT VALUES: With HAV, EBP and GRO Plus or with combo 5% and Gro Plus OR With LT5, HDV and EBP Cliff M&E (2.00%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$7.84201	$9.55725	11,572,243
01/01/2010 to 12/31/2010	$9.55725	$10.48682	9,571,229
01/01/2011 to 12/31/2011	$10.48682	$10.00411	7,458,449
01/01/2012 to 12/31/2012	$10.00411	$11.03575	6,592,715
01/01/2013 to 12/31/2013	$11.03575	$11.89373	4,018,651
01/01/2014 to 12/31/2014	$11.89373	$12.10095	2,611,367
01/01/2015 to 12/31/2015	$12.10095	$11.47715	1,475,038
01/01/2016 to 12/31/2016	$11.47715	$11.96074	987,794
01/01/2017 to 12/31/2017	$11.96074	$13.19728	929,078
01/01/2018 to 12/31/2018	$13.19728	$11.87985	498,556
AST Balanced Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$8.11168	$9.80147	8,798,728
01/01/2010 to 12/31/2010	$9.80147	$10.78831	7,024,050
01/01/2011 to 12/31/2011	$10.78831	$10.44427	5,182,858
01/01/2012 to 12/31/2012	$10.44427	$11.51194	5,035,393
01/01/2013 to 12/31/2013	$11.51194	$13.27278	3,262,170
01/01/2014 to 12/31/2014	$13.27278	$13.85570	3,023,580
01/01/2015 to 12/31/2015	$13.85570	$13.64320	2,076,357
01/01/2016 to 12/31/2016	$13.64320	$14.21304	1,450,831
01/01/2017 to 12/31/2017	$14.21304	$16.00588	1,325,073
01/01/2018 to 12/31/2018	$16.00588	$14.91010	833,211
AST BlackRock Low Duration Bond Portfolio
01/01/2009 to 12/31/2009	$10.72860	$11.58961	3,232,705
01/01/2010 to 12/31/2010	$11.58961	$11.80065	2,405,356
01/01/2011 to 12/31/2011	$11.80065	$11.82510	1,638,831
01/01/2012 to 12/31/2012	$11.82510	$12.13224	1,373,988
01/01/2013 to 12/31/2013	$12.13224	$11.63105	1,058,431
01/01/2014 to 12/31/2014	$11.63105	$11.38755	675,849
01/01/2015 to 12/31/2015	$11.38755	$11.21382	402,011
01/01/2016 to 12/31/2016	$11.21382	$11.16991	326,027
01/01/2017 to 12/31/2017	$11.16991	$11.13358	227,790
01/01/2018 to 12/31/2018	$11.13358	$10.99099	137,033
AST BlackRock/Loomis Sayles Bond Portfolio
01/01/2009 to 12/31/2009	$11.20761	$12.79873	3,707,147
01/01/2010 to 12/31/2010	$12.79873	$13.51103	3,188,128
01/01/2011 to 12/31/2011	$13.51103	$13.66211	2,557,267
01/01/2012 to 12/31/2012	$13.66211	$14.63662	2,510,555
01/01/2013 to 12/31/2013	$14.63662	$14.08023	1,426,831
01/01/2014 to 12/31/2014	$14.08023	$14.38241	956,377
01/01/2015 to 12/31/2015	$14.38241	$13.79770	628,255
01/01/2016 to 12/31/2016	$13.79770	$14.09406	564,139
01/01/2017 to 12/31/2017	$14.09406	$14.41538	454,860
01/01/2018 to 12/31/2018	$14.41538	$14.03230	284,506

A-80

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2018
01/01/2009 to 12/31/2009	$12.01200	$11.05951	7,133,884
01/01/2010 to 12/31/2010	$11.05951	$12.05068	4,327,344
01/01/2011 to 12/31/2011	$12.05068	$13.41382	6,924,813
01/01/2012 to 12/31/2012	$13.41382	$13.89662	3,795,635
01/01/2013 to 12/31/2013	$13.89662	$13.19060	1,425,957
01/01/2014 to 12/31/2014	$13.19060	$13.27096	1,181,537
01/01/2015 to 12/31/2015	$13.27096	$13.11087	1,033,755
01/01/2016 to 12/31/2016	$13.11087	$13.05605	907,969
01/01/2017 to 12/31/2017	$13.05605	$12.88674	1,478,959
01/01/2018 to 12/31/2018	$12.88674	$12.72319	0
AST Bond Portfolio 2019
01/01/2009 to 12/31/2009	$12.08070	$10.92737	5,213,380
01/01/2010 to 12/31/2010	$10.92737	$11.92553	3,978,286
01/01/2011 to 12/31/2011	$11.92553	$13.55419	2,040,163
01/01/2012 to 12/31/2012	$13.55419	$14.06096	3,068,671
01/01/2013 to 12/31/2013	$14.06096	$13.11399	1,918,350
01/01/2014 to 12/31/2014	$13.11399	$13.39975	1,315,184
01/01/2015 to 12/31/2015	$13.39975	$13.27240	1,173,555
01/01/2016 to 12/31/2016	$13.27240	$13.19570	1,053,395
01/01/2017 to 12/31/2017	$13.19570	$13.03071	778,557
01/01/2018 to 12/31/2018	$13.03071	$12.84104	451,398
AST Bond Portfolio 2020
01/02/2009* to 12/31/2009	$9.99889	$8.77096	239,205
01/01/2010 to 12/31/2010	$8.77096	$9.61368	3,501,577
01/01/2011 to 12/31/2011	$9.61368	$11.18129	747,648
01/01/2012 to 12/31/2012	$11.18129	$11.64986	52,737
01/01/2013 to 12/31/2013	$11.64986	$10.67296	4,576,643
01/01/2014 to 12/31/2014	$10.67296	$11.10368	2,846,478
01/01/2015 to 12/31/2015	$11.10368	$11.04779	2,440,037
01/01/2016 to 12/31/2016	$11.04779	$11.03904	2,073,767
01/01/2017 to 12/31/2017	$11.03904	$10.91470	1,241,433
01/01/2018 to 12/31/2018	$10.91470	$10.72679	692,002
AST Bond Portfolio 2021
01/04/2010* to 12/31/2010	$9.99779	$10.98596	6,025,992
01/01/2011 to 12/31/2011	$10.98596	$12.95233	3,151,015
01/01/2012 to 12/31/2012	$12.95233	$13.55532	495,656
01/01/2013 to 12/31/2013	$13.55532	$12.35411	178
01/01/2014 to 12/31/2014	$12.35411	$13.03697	681,896
01/01/2015 to 12/31/2015	$13.03697	$13.00400	667,698
01/01/2016 to 12/31/2016	$13.00400	$13.00364	544,327
01/01/2017 to 12/31/2017	$13.00364	$12.94561	282,503
01/01/2018 to 12/31/2018	$12.94561	$12.69382	173,306
AST Bond Portfolio 2022
01/03/2011* to 12/31/2011	$9.99834	$11.99610	5,394,026
01/01/2012 to 12/31/2012	$11.99610	$12.44325	5,525,461
01/01/2013 to 12/31/2013	$12.44325	$11.00598	143,428
01/01/2014 to 12/31/2014	$11.00598	$11.90425	105,004
01/01/2015 to 12/31/2015	$11.90425	$11.91078	500,607
01/01/2016 to 12/31/2016	$11.91078	$11.88628	367,715
01/01/2017 to 12/31/2017	$11.88628	$11.83194	224,354
01/01/2018 to 12/31/2018	$11.83194	$11.57692	155,730

A-81

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2023
01/03/2012* to 12/31/2012	$9.99779	$10.37774	3,495,509
01/01/2013 to 12/31/2013	$10.37774	$9.13291	9,061,699
01/01/2014 to 12/31/2014	$9.13291	$10.07971	3,171,548
01/01/2015 to 12/31/2015	$10.07971	$10.14565	804,213
01/01/2016 to 12/31/2016	$10.14565	$10.13321	868,254
01/01/2017 to 12/31/2017	$10.13321	$10.09947	710,476
01/01/2018 to 12/31/2018	$10.09947	$9.87036	405,913
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	$9.99889	$8.73164	5,845,538
01/01/2014 to 12/31/2014	$8.73164	$9.80560	2,864,169
01/01/2015 to 12/31/2015	$9.80560	$9.88236	330,756
01/01/2016 to 12/31/2016	$9.88236	$9.86968	262,695
01/01/2017 to 12/31/2017	$9.86968	$9.83557	789,838
01/01/2018 to 12/31/2018	$9.83557	$9.57576	640,064
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$9.99889	$11.27991	1,452,253
01/01/2015 to 12/31/2015	$11.27991	$11.27524	5,711,311
01/01/2016 to 12/31/2016	$11.27524	$11.32334	9,803
01/01/2017 to 12/31/2017	$11.32334	$11.30045	5,771
01/01/2018 to 12/31/2018	$11.30045	$10.99190	358,137
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$9.99889	$9.91769	1,301,671
01/01/2016 to 12/31/2016	$9.91769	$9.92158	3,159,041
01/01/2017 to 12/31/2017	$9.92158	$9.95903	2,165,539
01/01/2018 to 12/31/2018	$9.95903	$9.65735	595,130
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$9.99779	$9.85937	5,814,038
01/01/2017 to 12/31/2017	$9.85937	$9.92215	3,836,871
01/01/2018 to 12/31/2018	$9.92215	$9.60031	2,517,507
AST Bond Portfolio 2028
01/03/2017* to 12/31/2017	$9.99779	$10.01619	8,511
01/01/2018 to 12/31/2018	$10.01619	$9.61308	214,372
AST Bond Portfolio 2029
01/02/2018* to 12/31/2018	$9.99779	$9.64220	0
AST Capital Growth Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$7.64090	$9.38481	14,510,164
01/01/2010 to 12/31/2010	$9.38481	$10.42727	11,072,168
01/01/2011 to 12/31/2011	$10.42727	$9.97109	8,565,131
01/01/2012 to 12/31/2012	$9.97109	$11.11227	8,015,346
01/01/2013 to 12/31/2013	$11.11227	$13.35991	5,728,326
01/01/2014 to 12/31/2014	$13.35991	$14.00860	4,070,987
01/01/2015 to 12/31/2015	$14.00860	$13.80161	2,526,243
01/01/2016 to 12/31/2016	$13.80161	$14.45099	1,665,378
01/01/2017 to 12/31/2017	$14.45099	$16.69648	1,857,723
01/01/2018 to 12/31/2018	$16.69648	$15.34341	879,066

A-82

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Cohen & Steers Realty Portfolio
01/01/2009 to 12/31/2009	$14.15686	$18.30327	243,592
01/01/2010 to 12/31/2010	$18.30327	$23.08405	180,347
01/01/2011 to 12/31/2011	$23.08405	$24.11400	145,127
01/01/2012 to 12/31/2012	$24.11400	$27.25796	130,983
01/01/2013 to 12/31/2013	$27.25796	$27.54985	85,849
01/01/2014 to 12/31/2014	$27.54985	$35.34552	73,511
01/01/2015 to 12/31/2015	$35.34552	$36.31660	45,847
01/01/2016 to 12/31/2016	$36.31660	$37.30578	34,819
01/01/2017 to 12/31/2017	$37.30578	$38.84515	29,638
01/01/2018 to 12/31/2018	$38.84515	$36.25398	15,771
AST Goldman Sachs Large-Cap Value Portfolio
01/01/2009 to 12/31/2009	$9.80752	$11.45562	1,934,817
01/01/2010 to 12/31/2010	$11.45562	$12.67317	1,584,756
01/01/2011 to 12/31/2011	$12.67317	$11.73457	1,058,554
01/01/2012 to 12/31/2012	$11.73457	$13.76114	808,644
01/01/2013 to 12/31/2013	$13.76114	$18.00961	620,213
01/01/2014 to 12/31/2014	$18.00961	$19.96729	355,650
01/01/2015 to 12/31/2015	$19.96729	$18.66364	278,124
01/01/2016 to 12/31/2016	$18.66364	$20.40229	216,152
01/01/2017 to 12/31/2017	$20.40229	$21.94418	186,872
01/01/2018 to 12/31/2018	$21.94418	$19.66923	118,564
AST Goldman Sachs Mid-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$10.53587	$16.22033	468,843
01/01/2010 to 12/31/2010	$16.22033	$19.04750	361,092
01/01/2011 to 12/31/2011	$19.04750	$18.11131	221,077
01/01/2012 to 12/31/2012	$18.11131	$21.22995	193,150
01/01/2013 to 12/31/2013	$21.22995	$27.50299	156,741
01/01/2014 to 12/31/2014	$27.50299	$30.05988	119,283
01/01/2015 to 12/31/2015	$30.05988	$27.78375	128,180
01/01/2016 to 12/31/2016	$27.78375	$27.67713	99,441
01/01/2017 to 12/31/2017	$27.67713	$34.47364	93,873
01/01/2018 to 12/31/2018	$34.47364	$32.31134	61,838
AST Government Money Market Portfolio
01/01/2009 to 12/31/2009	$10.37267	$10.19032	5,146,624
01/01/2010 to 12/31/2010	$10.19032	$9.98900	2,539,883
01/01/2011 to 12/31/2011	$9.98900	$9.79172	2,629,487
01/01/2012 to 12/31/2012	$9.79172	$9.59677	1,832,190
01/01/2013 to 12/31/2013	$9.59677	$9.40486	1,233,947
01/01/2014 to 12/31/2014	$9.40486	$9.21678	1,006,675
01/01/2015 to 12/31/2015	$9.21678	$9.03245	754,207
01/01/2016 to 12/31/2016	$9.03245	$8.85231	462,011
01/01/2017 to 12/31/2017	$8.85231	$8.70525	311,063
01/01/2018 to 12/31/2018	$8.70525	$8.64110	244,940
AST Hotchkis & Wiley Large-Cap Value Portfolio
01/01/2009 to 12/31/2009	$8.68998	$10.17122	452,623
01/01/2010 to 12/31/2010	$10.17122	$11.27960	440,901
01/01/2011 to 12/31/2011	$11.27960	$10.59190	327,994
01/01/2012 to 12/31/2012	$10.59190	$12.13251	291,061
01/01/2013 to 12/31/2013	$12.13251	$16.62947	230,382
01/01/2014 to 12/31/2014	$16.62947	$18.53716	169,096
01/01/2015 to 12/31/2015	$18.53716	$16.74278	83,789
01/01/2016 to 12/31/2016	$16.74278	$19.67172	58,686
01/01/2017 to 12/31/2017	$19.67172	$22.97960	62,401
01/01/2018 to 12/31/2018	$22.97960	$19.33064	38,995

A-83

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST International Growth Portfolio
01/01/2009 to 12/31/2009	$11.69930	$15.51146	976,313
01/01/2010 to 12/31/2010	$15.51146	$17.40523	770,326
01/01/2011 to 12/31/2011	$17.40523	$14.85307	539,693
01/01/2012 to 12/31/2012	$14.85307	$17.52007	418,206
01/01/2013 to 12/31/2013	$17.52007	$20.44175	328,105
01/01/2014 to 12/31/2014	$20.44175	$18.92607	233,042
01/01/2015 to 12/31/2015	$18.92607	$19.13149	145,776
01/01/2016 to 12/31/2016	$19.13149	$18.04136	115,051
01/01/2017 to 12/31/2017	$18.04136	$23.94549	99,052
01/01/2018 to 12/31/2018	$23.94549	$20.33586	63,542
AST International Value Portfolio
01/01/2009 to 12/31/2009	$13.43687	$17.18430	292,566
01/01/2010 to 12/31/2010	$17.18430	$18.70715	242,130
01/01/2011 to 12/31/2011	$18.70715	$16.03265	186,332
01/01/2012 to 12/31/2012	$16.03265	$18.33176	167,981
01/01/2013 to 12/31/2013	$18.33176	$21.46255	133,132
01/01/2014 to 12/31/2014	$21.46255	$19.62323	98,999
01/01/2015 to 12/31/2015	$19.62323	$19.38786	66,690
01/01/2016 to 12/31/2016	$19.38786	$19.11125	55,806
01/01/2017 to 12/31/2017	$19.11125	$23.00288	54,019
01/01/2018 to 12/31/2018	$23.00288	$18.90306	32,932
AST Investment Grade Bond Portfolio
01/01/2009 to 12/31/2009	$10.91924	$11.91046	336,597
01/01/2010 to 12/31/2010	$11.91046	$12.93414	179,010
01/01/2011 to 12/31/2011	$12.93414	$14.25339	1,155,408
01/01/2012 to 12/31/2012	$14.25339	$15.28120	598,595
01/01/2013 to 12/31/2013	$15.28120	$14.49904	316,572
01/01/2014 to 12/31/2014	$14.49904	$15.16532	273,729
01/01/2015 to 12/31/2015	$15.16532	$15.03638	574,855
01/01/2016 to 12/31/2016	$15.03638	$15.35582	696,802
01/01/2017 to 12/31/2017	$15.35582	$15.69851	452,502
01/01/2018 to 12/31/2018	$15.69851	$15.34181	1,038,449
AST J.P. Morgan International Equity Portfolio
01/01/2009 to 12/31/2009	$11.79151	$15.70211	399,618
01/01/2010 to 12/31/2010	$15.70211	$16.49160	308,762
01/01/2011 to 12/31/2011	$16.49160	$14.68329	235,341
01/01/2012 to 12/31/2012	$14.68329	$17.54191	195,028
01/01/2013 to 12/31/2013	$17.54191	$19.83179	136,441
01/01/2014 to 12/31/2014	$19.83179	$18.19796	109,366
01/01/2015 to 12/31/2015	$18.19796	$17.33559	89,703
01/01/2016 to 12/31/2016	$17.33559	$17.31780	60,293
01/01/2017 to 12/31/2017	$17.31780	$22.00160	50,925
01/01/2018 to 12/31/2018	$22.00160	$17.79285	23,010
AST Loomis Sayles Large-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$9.52897	$12.11747	2,318,468
01/01/2010 to 12/31/2010	$12.11747	$14.22086	1,843,523
01/01/2011 to 12/31/2011	$14.22086	$13.80958	1,221,768
01/01/2012 to 12/31/2012	$13.80958	$15.19300	967,575
01/01/2013 to 12/31/2013	$15.19300	$20.34039	679,266
01/01/2014 to 12/31/2014	$20.34039	$22.04451	506,667
01/01/2015 to 12/31/2015	$22.04451	$23.77950	306,319
01/01/2016 to 12/31/2016	$23.77950	$24.60453	220,963
01/01/2017 to 12/31/2017	$24.60453	$32.06892	186,070
01/01/2018 to 12/31/2018	$32.06892	$30.57934	114,333

A-84

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST MFS Growth Portfolio
01/01/2009 to 12/31/2009	$9.75111	$11.87872	476,807
01/01/2010 to 12/31/2010	$11.87872	$13.12956	349,620
01/01/2011 to 12/31/2011	$13.12956	$12.79093	256,619
01/01/2012 to 12/31/2012	$12.79093	$14.67624	253,826
01/01/2013 to 12/31/2013	$14.67624	$19.66233	165,851
01/01/2014 to 12/31/2014	$19.66233	$20.94736	126,187
01/01/2015 to 12/31/2015	$20.94736	$22.01241	91,963
01/01/2016 to 12/31/2016	$22.01241	$21.98543	63,374
01/01/2017 to 12/31/2017	$21.98543	$28.16351	53,765
01/01/2018 to 12/31/2018	$28.16351	$28.19050	26,536
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/01/2009 to 12/31/2009	$10.94033	$15.07914	559,513
01/01/2010 to 12/31/2010	$15.07914	$18.24106	452,422
01/01/2011 to 12/31/2011	$18.24106	$17.43263	306,085
01/01/2012 to 12/31/2012	$17.43263	$20.00955	244,921
01/01/2013 to 12/31/2013	$20.00955	$27.84695	194,682
01/01/2014 to 12/31/2014	$27.84695	$31.17900	122,116
01/01/2015 to 12/31/2015	$31.17900	$28.83286	79,029
01/01/2016 to 12/31/2016	$28.83286	$33.40873	64,964
01/01/2017 to 12/31/2017	$33.40873	$37.25719	58,129
01/01/2018 to 12/31/2018	$37.25719	$30.50461	36,207
AST Preservation Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$8.92474	$10.49886	7,871,784
01/01/2010 to 12/31/2010	$10.49886	$11.37672	6,131,743
01/01/2011 to 12/31/2011	$11.37672	$11.26053	5,324,940
01/01/2012 to 12/31/2012	$11.26053	$12.17982	4,942,223
01/01/2013 to 12/31/2013	$12.17982	$13.03585	3,342,228
01/01/2014 to 12/31/2014	$13.03585	$13.51288	2,596,719
01/01/2015 to 12/31/2015	$13.51288	$13.26162	1,434,107
01/01/2016 to 12/31/2016	$13.26162	$13.71502	900,925
01/01/2017 to 12/31/2017	$13.71502	$14.80307	803,006
01/01/2018 to 12/31/2018	$14.80307	$14.09343	452,853
AST Small-Cap Growth Opportunities Portfolio
01/01/2009 to 12/31/2009	$13.99672	$18.19702	379,572
01/01/2010 to 12/31/2010	$18.19702	$23.63739	289,027
01/01/2011 to 12/31/2011	$23.63739	$20.12781	229,446
01/01/2012 to 12/31/2012	$20.12781	$23.68407	178,399
01/01/2013 to 12/31/2013	$23.68407	$32.68317	125,872
01/01/2014 to 12/31/2014	$32.68317	$33.61206	87,600
01/01/2015 to 12/31/2015	$33.61206	$33.37942	54,663
01/01/2016 to 12/31/2016	$33.37942	$35.23191	40,708
01/01/2017 to 12/31/2017	$35.23191	$44.09047	35,288
01/01/2018 to 12/31/2018	$44.09047	$38.51870	21,511
AST Small-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$9.02998	$11.85003	247,591
01/01/2010 to 12/31/2010	$11.85003	$15.84235	277,723
01/01/2011 to 12/31/2011	$15.84235	$15.37394	121,709
01/01/2012 to 12/31/2012	$15.37394	$16.90048	82,745
01/01/2013 to 12/31/2013	$16.90048	$22.38826	87,713
01/01/2014 to 12/31/2014	$22.38826	$22.77843	75,036
01/01/2015 to 12/31/2015	$22.77843	$22.49815	52,445
01/01/2016 to 12/31/2016	$22.49815	$24.71200	36,168
01/01/2017 to 12/31/2017	$24.71200	$30.01122	29,728
01/01/2018 to 12/31/2018	$30.01122	$26.93614	16,884

A-85

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Small-Cap Value Portfolio
01/01/2009 to 12/31/2009	$11.99019	$14.92305	848,941
01/01/2010 to 12/31/2010	$14.92305	$18.42624	606,356
01/01/2011 to 12/31/2011	$18.42624	$16.97893	406,275
01/01/2012 to 12/31/2012	$16.97893	$19.66059	305,529
01/01/2013 to 12/31/2013	$19.66059	$26.47374	245,931
01/01/2014 to 12/31/2014	$26.47374	$27.31107	151,655
01/01/2015 to 12/31/2015	$27.31107	$25.61129	105,780
01/01/2016 to 12/31/2016	$25.61129	$32.43041	75,128
01/01/2017 to 12/31/2017	$32.43041	$34.11865	64,873
01/01/2018 to 12/31/2018	$34.11865	$27.72367	44,389
AST T. Rowe Price Large-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$8.56217	$12.86950	803,341
01/01/2010 to 12/31/2010	$12.86950	$14.60622	682,794
01/01/2011 to 12/31/2011	$14.60622	$14.07189	500,066
01/01/2012 to 12/31/2012	$14.07189	$16.21477	434,920
01/01/2013 to 12/31/2013	$16.21477	$22.88668	359,256
01/01/2014 to 12/31/2014	$22.88668	$24.30069	248,872
01/01/2015 to 12/31/2015	$24.30069	$26.09691	171,520
01/01/2016 to 12/31/2016	$26.09691	$26.26629	107,192
01/01/2017 to 12/31/2017	$26.26629	$35.49523	98,102
01/01/2018 to 12/31/2018	$35.49523	$36.12627	54,922
AST T. Rowe Price Large-Cap Value Portfolio
01/01/2009 to 12/31/2009	$11.16042	$12.93430	346,113
01/01/2010 to 12/31/2010	$12.93430	$14.25285	297,287
01/01/2011 to 12/31/2011	$14.25285	$13.89938	215,671
01/01/2012 to 12/31/2012	$13.89938	$15.44640	198,126
01/01/2013 to 12/31/2013	$15.44640	$20.37968	115,677
01/01/2014 to 12/31/2014	$20.37968	$20.28324	90,845
01/01/2015 to 12/31/2015	$20.28324	$18.67220	58,811
01/01/2016 to 12/31/2016	$18.67220	$19.42113	44,606
01/01/2017 to 12/31/2017	$19.42113	$22.18436	38,101
01/01/2018 to 12/31/2018	$22.18436	$19.62731	14,530
AST Templeton Global Bond Portfolio
01/01/2009 to 12/31/2009	$12.16051	$13.36116	671,737
01/01/2010 to 12/31/2010	$13.36116	$13.84614	570,160
01/01/2011 to 12/31/2011	$13.84614	$14.12932	482,840
01/01/2012 to 12/31/2012	$14.12932	$14.56985	400,966
01/01/2013 to 12/31/2013	$14.56985	$13.74246	286,204
01/01/2014 to 12/31/2014	$13.74246	$13.54261	184,636
01/01/2015 to 12/31/2015	$13.54261	$12.65888	118,849
01/01/2016 to 12/31/2016	$12.65888	$12.94686	89,930
01/01/2017 to 12/31/2017	$12.94686	$12.94766	83,065
01/01/2018 to 12/31/2018	$12.94766	$12.94095	42,022
AST WEDGE Capital Mid-Cap Value Portfolio
01/01/2009 to 12/31/2009	$10.67041	$14.52321	148,090
01/01/2010 to 12/31/2010	$14.52321	$17.59310	115,520
01/01/2011 to 12/31/2011	$17.59310	$16.64665	81,600
01/01/2012 to 12/31/2012	$16.64665	$19.31656	75,966
01/01/2013 to 12/31/2013	$19.31656	$25.06674	51,347
01/01/2014 to 12/31/2014	$25.06674	$28.24273	49,307
01/01/2015 to 12/31/2015	$28.24273	$25.84870	28,942
01/01/2016 to 12/31/2016	$25.84870	$28.87842	23,135
01/01/2017 to 12/31/2017	$28.87842	$33.54697	20,933
01/01/2018 to 12/31/2018	$33.54697	$27.43967	12,195

A-86

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Western Asset Core Plus Bond Portfolio
01/01/2009 to 12/31/2009	$9.26612	$10.13685	753,947
01/01/2010 to 12/31/2010	$10.13685	$10.70877	651,819
01/01/2011 to 12/31/2011	$10.70877	$11.12710	602,850
01/01/2012 to 12/31/2012	$11.12710	$11.76049	540,991
01/01/2013 to 12/31/2013	$11.76049	$11.35319	435,041
01/01/2014 to 12/31/2014	$11.35319	$11.92691	406,212
01/01/2015 to 12/31/2015	$11.92691	$11.83294	293,232
01/01/2016 to 12/31/2016	$11.83294	$12.19403	207,172
01/01/2017 to 12/31/2017	$12.19403	$12.70463	191,014
01/01/2018 to 12/31/2018	$12.70463	$12.16733	224,306
Wells Fargo VT International Equity Fund - Class 1
07/16/2010* to 12/31/2010	$11.67525	$14.09426	111,815
01/01/2011 to 12/31/2011	$14.09426	$12.04609	75,328
01/01/2012 to 12/31/2012	$12.04609	$13.41981	70,838
01/01/2013 to 12/31/2013	$13.41981	$15.77358	51,146
01/01/2014 to 12/31/2014	$15.77358	$14.63877	40,672
01/01/2015 to 12/31/2015	$14.63877	$14.67531	31,807
01/01/2016 to 12/31/2016	$14.67531	$14.85066	22,851
01/01/2017 to 12/31/2017	$14.85066	$18.17245	18,390
01/01/2018 to 12/31/2018	$18.17245	$14.80478	12,615
Wells Fargo VT Omega Growth Fund - Class 1
07/16/2010* to 12/31/2010	$15.09012	$18.99971	20,242
01/01/2011 to 12/31/2011	$18.99971	$17.62288	29,311
01/01/2012 to 12/31/2012	$17.62288	$20.85446	26,757
01/01/2013 to 12/31/2013	$20.85446	$28.65686	31,903
01/01/2014 to 12/31/2014	$28.65686	$29.23166	16,822
01/01/2015 to 12/31/2015	$29.23166	$29.11139	5,063
01/01/2016 to 12/31/2016	$29.11139	$28.74951	3,104
01/01/2017 to 12/31/2017	$28.74951	$38.02455	2,662
01/01/2018 to 12/31/2018	$38.02455	$37.45311	1,681
*Denotes the start date of these sub-accounts

A-87

Optimum
Prudential Annuities Life Assurance Corporation
Statement of Additional Information
ACCUMULATION UNIT VALUES: With Combo 5%/HAV 80 bps OR With HD GRO 60 bps and Combo 5%/HAV 80 bps OR GRO Plus 2008 60 bps
and Combo 5%/HAV 80 bps Cliff M&E (2.05%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
05/01/2009 to 12/31/2009	$10.02469	$12.21797	3,365,059
01/01/2010 to 12/31/2010	$12.21797	$13.39941	5,268,356
01/01/2011 to 12/31/2011	$13.39941	$12.77617	4,442,063
01/01/2012 to 12/31/2012	$12.77617	$14.08649	4,578,694
01/01/2013 to 12/31/2013	$14.08649	$15.17391	4,010,416
01/01/2014 to 12/31/2014	$15.17391	$15.43037	3,564,839
01/01/2015 to 12/31/2015	$15.43037	$14.62756	2,722,140
01/01/2016 to 12/31/2016	$14.62756	$15.23624	2,402,817
01/01/2017 to 12/31/2017	$15.23624	$16.80300	2,138,577
01/01/2018 to 12/31/2018	$16.80300	$15.11777	1,229,536
AST Balanced Asset Allocation Portfolio
05/01/2009 to 12/31/2009	$10.02350	$12.04275	4,105,360
01/01/2010 to 12/31/2010	$12.04275	$13.24854	6,540,463
01/01/2011 to 12/31/2011	$13.24854	$12.81964	5,259,707
01/01/2012 to 12/31/2012	$12.81964	$14.12287	5,738,680
01/01/2013 to 12/31/2013	$14.12287	$16.27463	5,800,649
01/01/2014 to 12/31/2014	$16.27463	$16.98056	5,432,988
01/01/2015 to 12/31/2015	$16.98056	$16.71161	4,883,532
01/01/2016 to 12/31/2016	$16.71161	$17.40084	4,511,969
01/01/2017 to 12/31/2017	$17.40084	$19.58583	3,343,717
01/01/2018 to 12/31/2018	$19.58583	$18.23565	2,552,465
AST BlackRock Low Duration Bond Portfolio
05/01/2009 to 12/31/2009	$9.99055	$10.48455	240,395
01/01/2010 to 12/31/2010	$10.48455	$10.67009	445,435
01/01/2011 to 12/31/2011	$10.67009	$10.68655	516,157
01/01/2012 to 12/31/2012	$10.68655	$10.95850	572,206
01/01/2013 to 12/31/2013	$10.95850	$10.50054	549,963
01/01/2014 to 12/31/2014	$10.50054	$10.27549	348,779
01/01/2015 to 12/31/2015	$10.27549	$10.11337	283,825
01/01/2016 to 12/31/2016	$10.11337	$10.06902	258,309
01/01/2017 to 12/31/2017	$10.06902	$10.03147	216,737
01/01/2018 to 12/31/2018	$10.03147	$9.89801	151,102
AST BlackRock/Loomis Sayles Bond Portfolio
05/01/2009 to 12/31/2009	$9.98243	$11.05200	2,760,749
01/01/2010 to 12/31/2010	$11.05200	$11.66091	4,831,426
01/01/2011 to 12/31/2011	$11.66091	$11.78533	3,763,460
01/01/2012 to 12/31/2012	$11.78533	$12.61951	4,344,963
01/01/2013 to 12/31/2013	$12.61951	$12.13375	4,224,268
01/01/2014 to 12/31/2014	$12.13375	$12.38788	3,491,513
01/01/2015 to 12/31/2015	$12.38788	$11.87815	2,931,445
01/01/2016 to 12/31/2016	$11.87815	$12.12713	2,627,795
01/01/2017 to 12/31/2017	$12.12713	$12.39734	2,303,220
01/01/2018 to 12/31/2018	$12.39734	$12.06160	1,703,440

A-88

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2018
05/01/2009 to 12/31/2009	$9.92264	$9.67633	0
01/01/2010 to 12/31/2010	$9.67633	$10.53820	0
01/01/2011 to 12/31/2011	$10.53820	$11.72427	0
01/01/2012 to 12/31/2012	$11.72427	$12.14003	0
01/01/2013 to 12/31/2013	$12.14003	$11.51743	0
01/01/2014 to 12/31/2014	$11.51743	$11.58163	0
01/01/2015 to 12/31/2015	$11.58163	$11.43606	0
01/01/2016 to 12/31/2016	$11.43606	$11.38245	0
01/01/2017 to 12/31/2017	$11.38245	$11.22933	4,100
01/01/2018 to 12/31/2018	$11.22933	$11.08149	0
AST Bond Portfolio 2019
05/01/2009 to 12/31/2009	$9.90542	$9.57703	0
01/01/2010 to 12/31/2010	$9.57703	$10.44644	0
01/01/2011 to 12/31/2011	$10.44644	$11.86706	0
01/01/2012 to 12/31/2012	$11.86706	$12.30452	0
01/01/2013 to 12/31/2013	$12.30452	$11.46998	0
01/01/2014 to 12/31/2014	$11.46998	$11.71391	0
01/01/2015 to 12/31/2015	$11.71391	$11.59674	0
01/01/2016 to 12/31/2016	$11.59674	$11.52380	0
01/01/2017 to 12/31/2017	$11.52380	$11.37409	980
01/01/2018 to 12/31/2018	$11.37409	$11.20236	9,655
AST Bond Portfolio 2020
05/01/2009 to 12/31/2009	$9.88413	$9.25198	0
01/01/2010 to 12/31/2010	$9.25198	$10.13572	0
01/01/2011 to 12/31/2011	$10.13572	$11.78243	0
01/01/2012 to 12/31/2012	$11.78243	$12.26990	0
01/01/2013 to 12/31/2013	$12.26990	$11.23524	0
01/01/2014 to 12/31/2014	$11.23524	$11.68273	0
01/01/2015 to 12/31/2015	$11.68273	$11.61798	0
01/01/2016 to 12/31/2016	$11.61798	$11.60303	0
01/01/2017 to 12/31/2017	$11.60303	$11.46637	13,446
01/01/2018 to 12/31/2018	$11.46637	$11.26263	14,662
AST Bond Portfolio 2021
01/04/2010* to 12/31/2010	$9.99773	$10.98026	0
01/01/2011 to 12/31/2011	$10.98026	$12.93900	0
01/01/2012 to 12/31/2012	$12.93900	$13.53446	0
01/01/2013 to 12/31/2013	$13.53446	$12.32897	0
01/01/2014 to 12/31/2014	$12.32897	$13.00387	428
01/01/2015 to 12/31/2015	$13.00387	$12.96440	613
01/01/2016 to 12/31/2016	$12.96440	$12.95753	726
01/01/2017 to 12/31/2017	$12.95753	$12.89312	6,410
01/01/2018 to 12/31/2018	$12.89312	$12.63598	8,587
AST Bond Portfolio 2022
01/03/2011* to 12/31/2011	$9.99830	$11.99002	0
01/01/2012 to 12/31/2012	$11.99002	$12.43055	0
01/01/2013 to 12/31/2013	$12.43055	$10.98908	0
01/01/2014 to 12/31/2014	$10.98908	$11.87996	0
01/01/2015 to 12/31/2015	$11.87996	$11.88030	0
01/01/2016 to 12/31/2016	$11.88030	$11.84983	0
01/01/2017 to 12/31/2017	$11.84983	$11.78964	1,488
01/01/2018 to 12/31/2018	$11.78964	$11.52964	1,560

A-89

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2023
01/03/2012* to 12/31/2012	$9.99774	$10.37249	0
01/01/2013 to 12/31/2013	$10.37249	$9.12368	0
01/01/2014 to 12/31/2014	$9.12368	$10.06432	0
01/01/2015 to 12/31/2015	$10.06432	$10.12484	0
01/01/2016 to 12/31/2016	$10.12484	$10.10721	0
01/01/2017 to 12/31/2017	$10.10721	$10.06837	3,398
01/01/2018 to 12/31/2018	$10.06837	$9.83485	0
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	$9.99887	$8.72726	0
01/01/2014 to 12/31/2014	$8.72726	$9.79563	0
01/01/2015 to 12/31/2015	$9.79563	$9.86740	0
01/01/2016 to 12/31/2016	$9.86740	$9.84975	0
01/01/2017 to 12/31/2017	$9.84975	$9.81076	0
01/01/2018 to 12/31/2018	$9.81076	$9.54676	0
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$9.99887	$11.27417	0
01/01/2015 to 12/31/2015	$11.27417	$11.26376	0
01/01/2016 to 12/31/2016	$11.26376	$11.30605	0
01/01/2017 to 12/31/2017	$11.30605	$11.27745	0
01/01/2018 to 12/31/2018	$11.27745	$10.96390	3,332
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$9.99887	$9.91252	0
01/01/2016 to 12/31/2016	$9.91252	$9.91141	0
01/01/2017 to 12/31/2017	$9.91141	$9.94374	53,713
01/01/2018 to 12/31/2018	$9.94374	$9.63760	42,254
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$9.99774	$9.85432	0
01/01/2017 to 12/31/2017	$9.85432	$9.91195	2,418
01/01/2018 to 12/31/2018	$9.91195	$9.58554	153,759
AST Bond Portfolio 2028
01/03/2017* to 12/31/2017	$9.99773	$10.01119	0
01/01/2018 to 12/31/2018	$10.01119	$9.60332	1,928
AST Bond Portfolio 2029
01/02/2018* to 12/31/2018	$9.99773	$9.63714	0
AST Capital Growth Asset Allocation Portfolio
05/01/2009 to 12/31/2009	$10.03880	$12.31159	3,569,333
01/01/2010 to 12/31/2010	$12.31159	$13.67227	4,979,410
01/01/2011 to 12/31/2011	$13.67227	$13.06742	3,397,925
01/01/2012 to 12/31/2012	$13.06742	$14.55551	4,089,027
01/01/2013 to 12/31/2013	$14.55551	$17.49083	4,672,956
01/01/2014 to 12/31/2014	$17.49083	$18.33063	4,467,350
01/01/2015 to 12/31/2015	$18.33063	$18.05057	4,176,279
01/01/2016 to 12/31/2016	$18.05057	$18.89015	3,843,017
01/01/2017 to 12/31/2017	$18.89015	$21.81428	3,509,767
01/01/2018 to 12/31/2018	$21.81428	$20.03620	2,693,183

A-90

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Cohen & Steers Realty Portfolio
05/01/2009 to 12/31/2009	$9.61482	$14.51318	72,498
01/01/2010 to 12/31/2010	$14.51318	$18.29462	140,193
01/01/2011 to 12/31/2011	$18.29462	$19.10114	108,337
01/01/2012 to 12/31/2012	$19.10114	$21.58056	141,232
01/01/2013 to 12/31/2013	$21.58056	$21.80036	139,424
01/01/2014 to 12/31/2014	$21.80036	$27.95488	132,976
01/01/2015 to 12/31/2015	$27.95488	$28.70830	114,264
01/01/2016 to 12/31/2016	$28.70830	$29.47539	107,255
01/01/2017 to 12/31/2017	$29.47539	$30.67600	99,277
01/01/2018 to 12/31/2018	$30.67600	$28.61516	71,899
AST Goldman Sachs Large-Cap Value Portfolio
05/01/2009 to 12/31/2009	$10.12464	$12.20609	151,621
01/01/2010 to 12/31/2010	$12.20609	$13.49659	217,261
01/01/2011 to 12/31/2011	$13.49659	$12.49063	168,738
01/01/2012 to 12/31/2012	$12.49063	$14.64039	193,616
01/01/2013 to 12/31/2013	$14.64039	$19.15057	219,256
01/01/2014 to 12/31/2014	$19.15057	$21.22128	205,098
01/01/2015 to 12/31/2015	$21.22128	$19.82565	366,406
01/01/2016 to 12/31/2016	$19.82565	$21.66153	347,639
01/01/2017 to 12/31/2017	$21.66153	$23.28680	296,905
01/01/2018 to 12/31/2018	$23.28680	$20.86194	238,075
AST Goldman Sachs Mid-Cap Growth Portfolio
05/01/2009 to 12/31/2009	$10.05967	$13.48651	286,175
01/01/2010 to 12/31/2010	$13.48651	$15.82914	479,051
01/01/2011 to 12/31/2011	$15.82914	$15.04348	315,046
01/01/2012 to 12/31/2012	$15.04348	$17.62478	365,162
01/01/2013 to 12/31/2013	$17.62478	$22.82105	408,372
01/01/2014 to 12/31/2014	$22.82105	$24.92999	368,878
01/01/2015 to 12/31/2015	$24.92999	$23.03051	467,454
01/01/2016 to 12/31/2016	$23.03051	$22.93047	419,853
01/01/2017 to 12/31/2017	$22.93047	$28.54686	356,686
01/01/2018 to 12/31/2018	$28.54686	$26.74246	284,106
AST Government Money Market Portfolio
05/01/2009 to 12/31/2009	$9.99965	$9.86832	766,665
01/01/2010 to 12/31/2010	$9.86832	$9.66833	1,224,819
01/01/2011 to 12/31/2011	$9.66833	$9.47260	1,340,106
01/01/2012 to 12/31/2012	$9.47260	$9.27842	1,146,782
01/01/2013 to 12/31/2013	$9.27842	$9.08818	638,166
01/01/2014 to 12/31/2014	$9.08818	$8.90184	761,313
01/01/2015 to 12/31/2015	$8.90184	$8.71933	724,095
01/01/2016 to 12/31/2016	$8.71933	$8.54108	603,989
01/01/2017 to 12/31/2017	$8.54108	$8.39514	430,693
01/01/2018 to 12/31/2018	$8.39514	$8.32900	348,019
AST Hotchkis & Wiley Large-Cap Value Portfolio
05/01/2009 to 12/31/2009	$10.06266	$12.73478	35,867
01/01/2010 to 12/31/2010	$12.73478	$14.11529	62,582
01/01/2011 to 12/31/2011	$14.11529	$13.24781	48,285
01/01/2012 to 12/31/2012	$13.24781	$15.16693	61,639
01/01/2013 to 12/31/2013	$15.16693	$20.77804	148,729
01/01/2014 to 12/31/2014	$20.77804	$23.14984	169,100
01/01/2015 to 12/31/2015	$23.14984	$20.89831	141,740
01/01/2016 to 12/31/2016	$20.89831	$24.54175	147,712
01/01/2017 to 12/31/2017	$24.54175	$28.65392	129,543
01/01/2018 to 12/31/2018	$28.65392	$24.09160	117,058

A-91

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST International Growth Portfolio
05/01/2009 to 12/31/2009	$10.14322	$13.27294	114,610
01/01/2010 to 12/31/2010	$13.27294	$14.88574	190,802
01/01/2011 to 12/31/2011	$14.88574	$12.69655	126,232
01/01/2012 to 12/31/2012	$12.69655	$14.96878	138,669
01/01/2013 to 12/31/2013	$14.96878	$17.45611	193,582
01/01/2014 to 12/31/2014	$17.45611	$16.15352	203,169
01/01/2015 to 12/31/2015	$16.15352	$16.32043	191,121
01/01/2016 to 12/31/2016	$16.32043	$15.38262	166,615
01/01/2017 to 12/31/2017	$15.38262	$20.40633	151,810
01/01/2018 to 12/31/2018	$20.40633	$17.32136	134,705
AST International Value Portfolio
05/01/2009 to 12/31/2009	$10.11772	$13.10445	88,177
01/01/2010 to 12/31/2010	$13.10445	$14.25859	144,510
01/01/2011 to 12/31/2011	$14.25859	$12.21383	113,957
01/01/2012 to 12/31/2012	$12.21383	$13.95822	132,810
01/01/2013 to 12/31/2013	$13.95822	$16.33361	141,111
01/01/2014 to 12/31/2014	$16.33361	$14.92620	149,904
01/01/2015 to 12/31/2015	$14.92620	$14.73969	135,310
01/01/2016 to 12/31/2016	$14.73969	$14.52202	116,024
01/01/2017 to 12/31/2017	$14.52202	$17.47031	103,424
01/01/2018 to 12/31/2018	$17.47031	$14.34915	63,795
AST Investment Grade Bond Portfolio
05/01/2009 to 12/31/2009	$9.98130	$10.84732	646
01/01/2010 to 12/31/2010	$10.84732	$11.77363	41,606
01/01/2011 to 12/31/2011	$11.77363	$12.96784	14,508,528
01/01/2012 to 12/31/2012	$12.96784	$13.89578	5,830,488
01/01/2013 to 12/31/2013	$13.89578	$13.17779	1,541,523
01/01/2014 to 12/31/2014	$13.17779	$13.77631	1,479,647
01/01/2015 to 12/31/2015	$13.77631	$13.65217	5,435,546
01/01/2016 to 12/31/2016	$13.65217	$13.93515	6,359,054
01/01/2017 to 12/31/2017	$13.93515	$14.23895	2,571,928
01/01/2018 to 12/31/2018	$14.23895	$13.90830	9,305,130
AST J.P. Morgan International Equity Portfolio
05/01/2009 to 12/31/2009	$10.12738	$13.59068	177,474
01/01/2010 to 12/31/2010	$13.59068	$14.26670	327,702
01/01/2011 to 12/31/2011	$14.26670	$12.69588	244,121
01/01/2012 to 12/31/2012	$12.69588	$15.15982	272,580
01/01/2013 to 12/31/2013	$15.15982	$17.13007	294,019
01/01/2014 to 12/31/2014	$17.13007	$15.71085	283,912
01/01/2015 to 12/31/2015	$15.71085	$14.95868	235,450
01/01/2016 to 12/31/2016	$14.95868	$14.93584	216,654
01/01/2017 to 12/31/2017	$14.93584	$18.96584	176,569
01/01/2018 to 12/31/2018	$18.96584	$15.32995	132,833
AST Loomis Sayles Large-Cap Growth Portfolio
05/01/2009 to 12/31/2009	$10.00729	$12.71673	159,504
01/01/2010 to 12/31/2010	$12.71673	$14.91645	248,348
01/01/2011 to 12/31/2011	$14.91645	$14.47760	196,229
01/01/2012 to 12/31/2012	$14.47760	$15.91975	216,704
01/01/2013 to 12/31/2013	$15.91975	$21.30260	203,484
01/01/2014 to 12/31/2014	$21.30260	$23.07553	389,852
01/01/2015 to 12/31/2015	$23.07553	$24.87902	269,816
01/01/2016 to 12/31/2016	$24.87902	$25.72913	250,102
01/01/2017 to 12/31/2017	$25.72913	$33.51770	204,759
01/01/2018 to 12/31/2018	$33.51770	$31.94445	146,821

A-92

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST MFS Growth Portfolio
05/01/2009 to 12/31/2009	$10.02821	$12.15339	116,402
01/01/2010 to 12/31/2010	$12.15339	$13.42624	164,734
01/01/2011 to 12/31/2011	$13.42624	$13.07331	109,155
01/01/2012 to 12/31/2012	$13.07331	$14.99256	145,038
01/01/2013 to 12/31/2013	$14.99256	$20.07585	191,611
01/01/2014 to 12/31/2014	$20.07585	$21.37708	194,763
01/01/2015 to 12/31/2015	$21.37708	$22.45244	162,231
01/01/2016 to 12/31/2016	$22.45244	$22.41357	148,923
01/01/2017 to 12/31/2017	$22.41357	$28.69745	154,931
01/01/2018 to 12/31/2018	$28.69745	$28.71019	96,111
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
05/01/2009 to 12/31/2009	$10.13101	$13.71879	103,062
01/01/2010 to 12/31/2010	$13.71879	$16.58691	159,478
01/01/2011 to 12/31/2011	$16.58691	$15.84375	101,521
01/01/2012 to 12/31/2012	$15.84375	$18.17654	116,165
01/01/2013 to 12/31/2013	$18.17654	$25.28318	181,175
01/01/2014 to 12/31/2014	$25.28318	$28.29395	197,534
01/01/2015 to 12/31/2015	$28.29395	$26.15164	148,315
01/01/2016 to 12/31/2016	$26.15164	$30.28659	155,255
01/01/2017 to 12/31/2017	$30.28659	$33.75808	138,886
01/01/2018 to 12/31/2018	$33.75808	$27.62557	99,642
AST Preservation Asset Allocation Portfolio
05/01/2009 to 12/31/2009	$10.02098	$11.60854	3,978,257
01/01/2010 to 12/31/2010	$11.60854	$12.57271	5,926,854
01/01/2011 to 12/31/2011	$12.57271	$12.43805	5,416,351
01/01/2012 to 12/31/2012	$12.43805	$13.44660	5,373,438
01/01/2013 to 12/31/2013	$13.44660	$14.38438	4,701,893
01/01/2014 to 12/31/2014	$14.38438	$14.90324	4,178,751
01/01/2015 to 12/31/2015	$14.90324	$14.61868	3,761,794
01/01/2016 to 12/31/2016	$14.61868	$15.11091	3,348,146
01/01/2017 to 12/31/2017	$15.11091	$16.30147	2,530,726
01/01/2018 to 12/31/2018	$16.30147	$15.51200	1,886,014
AST Small-Cap Growth Opportunities Portfolio
05/01/2009 to 12/31/2009	$9.98064	$12.98525	103,365
01/01/2010 to 12/31/2010	$12.98525	$16.85880	159,307
01/01/2011 to 12/31/2011	$16.85880	$14.34838	162,590
01/01/2012 to 12/31/2012	$14.34838	$16.87494	185,037
01/01/2013 to 12/31/2013	$16.87494	$23.27490	203,932
01/01/2014 to 12/31/2014	$23.27490	$23.92419	191,068
01/01/2015 to 12/31/2015	$23.92419	$23.74660	149,491
01/01/2016 to 12/31/2016	$23.74660	$25.05177	134,123
01/01/2017 to 12/31/2017	$25.05177	$31.33471	111,980
01/01/2018 to 12/31/2018	$31.33471	$27.36088	82,866
AST Small-Cap Growth Portfolio
05/01/2009 to 12/31/2009	$10.00831	$13.13600	76,927
01/01/2010 to 12/31/2010	$13.13600	$17.55264	200,848
01/01/2011 to 12/31/2011	$17.55264	$17.02502	93,921
01/01/2012 to 12/31/2012	$17.02502	$18.70592	129,175
01/01/2013 to 12/31/2013	$18.70592	$24.76740	185,650
01/01/2014 to 12/31/2014	$24.76740	$25.18616	166,221
01/01/2015 to 12/31/2015	$25.18616	$24.86366	176,058
01/01/2016 to 12/31/2016	$24.86366	$27.29637	155,901
01/01/2017 to 12/31/2017	$27.29637	$33.13315	147,769
01/01/2018 to 12/31/2018	$33.13315	$29.72288	129,662

A-93

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Small-Cap Value Portfolio
05/01/2009 to 12/31/2009	$9.97559	$12.94330	86,498
01/01/2010 to 12/31/2010	$12.94330	$15.97368	123,286
01/01/2011 to 12/31/2011	$15.97368	$14.71151	78,005
01/01/2012 to 12/31/2012	$14.71151	$17.02633	91,160
01/01/2013 to 12/31/2013	$17.02633	$22.91507	111,866
01/01/2014 to 12/31/2014	$22.91507	$23.62777	98,112
01/01/2015 to 12/31/2015	$23.62777	$22.14584	74,125
01/01/2016 to 12/31/2016	$22.14584	$28.02809	77,713
01/01/2017 to 12/31/2017	$28.02809	$29.47221	68,474
01/01/2018 to 12/31/2018	$29.47221	$23.93584	54,929
AST T. Rowe Price Large-Cap Growth Portfolio
05/01/2009 to 12/31/2009	$9.98695	$13.16209	352,417
01/01/2010 to 12/31/2010	$13.16209	$14.93067	560,108
01/01/2011 to 12/31/2011	$14.93067	$14.37713	391,513
01/01/2012 to 12/31/2012	$14.37713	$16.55807	455,410
01/01/2013 to 12/31/2013	$16.55807	$23.35931	510,993
01/01/2014 to 12/31/2014	$23.35931	$24.78993	470,906
01/01/2015 to 12/31/2015	$24.78993	$26.60884	478,467
01/01/2016 to 12/31/2016	$26.60884	$26.76793	415,040
01/01/2017 to 12/31/2017	$26.76793	$36.15483	386,591
01/01/2018 to 12/31/2018	$36.15483	$36.77874	310,392
AST T. Rowe Price Large-Cap Value Portfolio
05/01/2009 to 12/31/2009	$10.09828	$12.75843	119,144
01/01/2010 to 12/31/2010	$12.75843	$14.05186	170,995
01/01/2011 to 12/31/2011	$14.05186	$13.69648	142,576
01/01/2012 to 12/31/2012	$13.69648	$15.21321	165,128
01/01/2013 to 12/31/2013	$15.21321	$20.06169	170,934
01/01/2014 to 12/31/2014	$20.06169	$19.95663	153,025
01/01/2015 to 12/31/2015	$19.95663	$18.36204	126,732
01/01/2016 to 12/31/2016	$18.36204	$19.08870	124,317
01/01/2017 to 12/31/2017	$19.08870	$21.79354	98,264
01/01/2018 to 12/31/2018	$21.79354	$19.27156	64,778
AST Templeton Global Bond Portfolio
05/01/2009 to 12/31/2009	$10.01735	$11.10632	235,256
01/01/2010 to 12/31/2010	$11.10632	$11.50354	329,128
01/01/2011 to 12/31/2011	$11.50354	$11.73269	303,906
01/01/2012 to 12/31/2012	$11.73269	$12.09232	346,069
01/01/2013 to 12/31/2013	$12.09232	$11.39986	329,380
01/01/2014 to 12/31/2014	$11.39986	$11.22829	289,960
01/01/2015 to 12/31/2015	$11.22829	$10.49009	238,845
01/01/2016 to 12/31/2016	$10.49009	$10.72329	228,429
01/01/2017 to 12/31/2017	$10.72329	$10.71837	243,764
01/01/2018 to 12/31/2018	$10.71837	$10.70722	142,427
AST WEDGE Capital Mid-Cap Value Portfolio
05/01/2009 to 12/31/2009	$9.98586	$13.23275	57,715
01/01/2010 to 12/31/2010	$13.23275	$16.02170	128,363
01/01/2011 to 12/31/2011	$16.02170	$15.15211	87,454
01/01/2012 to 12/31/2012	$15.15211	$17.57344	108,339
01/01/2013 to 12/31/2013	$17.57344	$22.79308	111,886
01/01/2014 to 12/31/2014	$22.79308	$25.66784	101,131
01/01/2015 to 12/31/2015	$25.66784	$23.48015	75,942
01/01/2016 to 12/31/2016	$23.48015	$26.21882	70,845
01/01/2017 to 12/31/2017	$26.21882	$30.44197	54,091
01/01/2018 to 12/31/2018	$30.44197	$24.88719	37,454

A-94

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Western Asset Core Plus Bond Portfolio
05/01/2009 to 12/31/2009	$9.98910	$10.75865	447,678
01/01/2010 to 12/31/2010	$10.75865	$11.35993	892,152
01/01/2011 to 12/31/2011	$11.35993	$11.79775	821,274
01/01/2012 to 12/31/2012	$11.79775	$12.46294	1,119,758
01/01/2013 to 12/31/2013	$12.46294	$12.02516	1,074,695
01/01/2014 to 12/31/2014	$12.02516	$12.62643	1,167,932
01/01/2015 to 12/31/2015	$12.62643	$12.52048	1,042,845
01/01/2016 to 12/31/2016	$12.52048	$12.89594	934,096
01/01/2017 to 12/31/2017	$12.89594	$13.42909	943,768
01/01/2018 to 12/31/2018	$13.42909	$12.85448	1,010,223
Wells Fargo VT International Equity Fund - Class 1
07/16/2010* to 12/31/2010	$12.09022	$14.59178	20,042
01/01/2011 to 12/31/2011	$14.59178	$12.46491	18,690
01/01/2012 to 12/31/2012	$12.46491	$13.87931	16,680
01/01/2013 to 12/31/2013	$13.87931	$16.30544	17,582
01/01/2014 to 12/31/2014	$16.30544	$15.12454	14,804
01/01/2015 to 12/31/2015	$15.12454	$15.15454	13,787
01/01/2016 to 12/31/2016	$15.15454	$15.32788	12,035
01/01/2017 to 12/31/2017	$15.32788	$18.74693	11,334
01/01/2018 to 12/31/2018	$18.74693	$15.26487	5,065
Wells Fargo VT Omega Growth Fund - Class 1
07/16/2010* to 12/31/2010	$11.97217	$15.07033	7,752
01/01/2011 to 12/31/2011	$15.07033	$13.97103	7,751
01/01/2012 to 12/31/2012	$13.97103	$16.52452	7,348
01/01/2013 to 12/31/2013	$16.52452	$22.69539	7,439
01/01/2014 to 12/31/2014	$22.69539	$23.13886	4,965
01/01/2015 to 12/31/2015	$23.13886	$23.03192	4,712
01/01/2016 to 12/31/2016	$23.03192	$22.73398	4,676
01/01/2017 to 12/31/2017	$22.73398	$30.05301	258
01/01/2018 to 12/31/2018	$30.05301	$29.58610	245
*Denotes the start date of these sub-accounts

A-95

Optimum
Prudential Annuities Life Assurance Corporation
Statement of Additional Information
ACCUMULATION UNIT VALUES: With any one of HAV or EBP & LT5 or GMWB, HAV & EBP or with any one combo 5% or HDV and GMWB or
Combo 5%/HAV and HD GRO/GRO Plus 2008 or HAV, EBP and HD GRO OR HD GRO 60 bps and HAV OR GRO Plus
2008 60 bps and HAV (2.10%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$7.81760	$9.51767	1,746,844
01/01/2010 to 12/31/2010	$9.51767	$10.43263	1,717,994
01/01/2011 to 12/31/2011	$10.43263	$9.94229	1,611,057
01/01/2012 to 12/31/2012	$9.94229	$10.95633	1,395,787
01/01/2013 to 12/31/2013	$10.95633	$11.79612	1,055,516
01/01/2014 to 12/31/2014	$11.79612	$11.98936	521,985
01/01/2015 to 12/31/2015	$11.98936	$11.35968	128,810
01/01/2016 to 12/31/2016	$11.35968	$11.82625	40,939
01/01/2017 to 12/31/2017	$11.82625	$13.03572	42,722
01/01/2018 to 12/31/2018	$13.03572	$11.72228	30,804
AST Balanced Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$8.08622	$9.76082	1,396,454
01/01/2010 to 12/31/2010	$9.76082	$10.73258	921,029
01/01/2011 to 12/31/2011	$10.73258	$10.37986	832,449
01/01/2012 to 12/31/2012	$10.37986	$11.42926	796,907
01/01/2013 to 12/31/2013	$11.42926	$13.16396	466,584
01/01/2014 to 12/31/2014	$13.16396	$13.72806	394,862
01/01/2015 to 12/31/2015	$13.72806	$13.50375	212,897
01/01/2016 to 12/31/2016	$13.50375	$14.05336	128,706
01/01/2017 to 12/31/2017	$14.05336	$15.80998	144,148
01/01/2018 to 12/31/2018	$15.80998	$14.71248	92,979
AST BlackRock Low Duration Bond Portfolio
01/01/2009 to 12/31/2009	$10.47510	$11.30426	333,427
01/01/2010 to 12/31/2010	$11.30426	$11.49843	201,244
01/01/2011 to 12/31/2011	$11.49843	$11.51039	162,891
01/01/2012 to 12/31/2012	$11.51039	$11.79749	118,513
01/01/2013 to 12/31/2013	$11.79749	$11.29867	30,014
01/01/2014 to 12/31/2014	$11.29867	$11.05065	17,752
01/01/2015 to 12/31/2015	$11.05065	$10.87087	5,158
01/01/2016 to 12/31/2016	$10.87087	$10.81748	3,987
01/01/2017 to 12/31/2017	$10.81748	$10.77140	3,535
01/01/2018 to 12/31/2018	$10.77140	$10.62248	1,269
AST BlackRock/Loomis Sayles Bond Portfolio
01/01/2009 to 12/31/2009	$10.71970	$12.22900	394,877
01/01/2010 to 12/31/2010	$12.22900	$12.89622	263,993
01/01/2011 to 12/31/2011	$12.89622	$13.02722	304,428
01/01/2012 to 12/31/2012	$13.02722	$13.94202	286,552
01/01/2013 to 12/31/2013	$13.94202	$13.39845	162,102
01/01/2014 to 12/31/2014	$13.39845	$13.67205	105,706
01/01/2015 to 12/31/2015	$13.67205	$13.10267	35,941
01/01/2016 to 12/31/2016	$13.10267	$13.37045	28,927
01/01/2017 to 12/31/2017	$13.37045	$13.66127	20,500
01/01/2018 to 12/31/2018	$13.66127	$13.28459	16,863

A-96

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2018
01/01/2009 to 12/31/2009	$12.00057	$11.03771	799,547
01/01/2010 to 12/31/2010	$11.03771	$12.01457	542,067
01/01/2011 to 12/31/2011	$12.01457	$13.35998	748,102
01/01/2012 to 12/31/2012	$13.35998	$13.82666	528,905
01/01/2013 to 12/31/2013	$13.82666	$13.11080	326,677
01/01/2014 to 12/31/2014	$13.11080	$13.17719	240,394
01/01/2015 to 12/31/2015	$13.17719	$13.00500	102,638
01/01/2016 to 12/31/2016	$13.00500	$12.93740	95,082
01/01/2017 to 12/31/2017	$12.93740	$12.75664	169,784
01/01/2018 to 12/31/2018	$12.75664	$12.58171	0
AST Bond Portfolio 2019
01/01/2009 to 12/31/2009	$12.06930	$10.90593	378,790
01/01/2010 to 12/31/2010	$10.90593	$11.88998	235,797
01/01/2011 to 12/31/2011	$11.88998	$13.50004	117,856
01/01/2012 to 12/31/2012	$13.50004	$13.99045	286,663
01/01/2013 to 12/31/2013	$13.99045	$13.03493	274,966
01/01/2014 to 12/31/2014	$13.03493	$13.30536	219,928
01/01/2015 to 12/31/2015	$13.30536	$13.16542	228,504
01/01/2016 to 12/31/2016	$13.16542	$13.07596	151,074
01/01/2017 to 12/31/2017	$13.07596	$12.89939	117,155
01/01/2018 to 12/31/2018	$12.89939	$12.69833	170,523
AST Bond Portfolio 2020
01/02/2009* to 12/31/2009	$9.99884	$8.76199	7,244
01/01/2010 to 12/31/2010	$8.76199	$9.59402	1,468,470
01/01/2011 to 12/31/2011	$9.59402	$11.14707	297,401
01/01/2012 to 12/31/2012	$11.14707	$11.60224	37,243
01/01/2013 to 12/31/2013	$11.60224	$10.61840	530,463
01/01/2014 to 12/31/2014	$10.61840	$11.03571	359,161
01/01/2015 to 12/31/2015	$11.03571	$10.96898	356,759
01/01/2016 to 12/31/2016	$10.96898	$10.94922	243,374
01/01/2017 to 12/31/2017	$10.94922	$10.81467	137,689
01/01/2018 to 12/31/2018	$10.81467	$10.61699	154,449
AST Bond Portfolio 2021
01/04/2010* to 12/31/2010	$9.99767	$10.97475	1,158,302
01/01/2011 to 12/31/2011	$10.97475	$12.92598	841,527
01/01/2012 to 12/31/2012	$12.92598	$13.51389	152,818
01/01/2013 to 12/31/2013	$13.51389	$12.30394	0
01/01/2014 to 12/31/2014	$12.30394	$12.97076	53,591
01/01/2015 to 12/31/2015	$12.97076	$12.92479	48,210
01/01/2016 to 12/31/2016	$12.92479	$12.91135	42,621
01/01/2017 to 12/31/2017	$12.91135	$12.84069	24,681
01/01/2018 to 12/31/2018	$12.84069	$12.57801	20,341
AST Bond Portfolio 2022
01/03/2011* to 12/31/2011	$9.99826	$11.98399	1,012,143
01/01/2012 to 12/31/2012	$11.98399	$12.41794	1,414,862
01/01/2013 to 12/31/2013	$12.41794	$10.97239	189,912
01/01/2014 to 12/31/2014	$10.97239	$11.85587	150,137
01/01/2015 to 12/31/2015	$11.85587	$11.85024	151,605
01/01/2016 to 12/31/2016	$11.85024	$11.81385	118,033
01/01/2017 to 12/31/2017	$11.81385	$11.74786	105,727
01/01/2018 to 12/31/2018	$11.74786	$11.48295	147,862

A-97

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2023
01/03/2012* to 12/31/2012	$9.99768	$10.36719	450,455
01/01/2013 to 12/31/2013	$10.36719	$9.11431	2,327,486
01/01/2014 to 12/31/2014	$9.11431	$10.04904	856,957
01/01/2015 to 12/31/2015	$10.04904	$10.10442	161,400
01/01/2016 to 12/31/2016	$10.10442	$10.08172	168,476
01/01/2017 to 12/31/2017	$10.08172	$10.03791	126,830
01/01/2018 to 12/31/2018	$10.03791	$9.80011	88,980
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	$9.99884	$8.72277	1,122,019
01/01/2014 to 12/31/2014	$8.72277	$9.78573	888,471
01/01/2015 to 12/31/2015	$9.78573	$9.85233	151,250
01/01/2016 to 12/31/2016	$9.85233	$9.82972	145,245
01/01/2017 to 12/31/2017	$9.82972	$9.78582	230,275
01/01/2018 to 12/31/2018	$9.78582	$9.51745	215,577
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$9.99884	$11.26837	263,827
01/01/2015 to 12/31/2015	$11.26837	$11.25223	1,245,145
01/01/2016 to 12/31/2016	$11.25223	$11.28876	0
01/01/2017 to 12/31/2017	$11.28876	$11.25450	0
01/01/2018 to 12/31/2018	$11.25450	$10.93593	27,410
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$9.99884	$9.90750	493,037
01/01/2016 to 12/31/2016	$9.90750	$9.90135	1,109,285
01/01/2017 to 12/31/2017	$9.90135	$9.92864	819,718
01/01/2018 to 12/31/2018	$9.92864	$9.61792	771,255
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$9.99768	$9.84937	1,065,059
01/01/2017 to 12/31/2017	$9.84937	$9.90191	610,328
01/01/2018 to 12/31/2018	$9.90191	$9.57080	605,604
AST Bond Portfolio 2028
01/03/2017* to 12/31/2017	$9.99767	$10.00585	0
01/01/2018 to 12/31/2018	$10.00585	$9.59334	110,801
AST Bond Portfolio 2029
01/02/2018* to 12/31/2018	$9.99767	$9.63218	0
AST Capital Growth Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$7.61695	$9.34576	3,832,960
01/01/2010 to 12/31/2010	$9.34576	$10.37330	3,342,022
01/01/2011 to 12/31/2011	$10.37330	$9.90937	2,940,742
01/01/2012 to 12/31/2012	$9.90937	$11.03229	2,495,771
01/01/2013 to 12/31/2013	$11.03229	$13.25031	1,837,443
01/01/2014 to 12/31/2014	$13.25031	$13.87944	904,879
01/01/2015 to 12/31/2015	$13.87944	$13.66048	352,795
01/01/2016 to 12/31/2016	$13.66048	$14.28862	93,409
01/01/2017 to 12/31/2017	$14.28862	$16.49210	124,579
01/01/2018 to 12/31/2018	$16.49210	$15.14005	67,068

A-98

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Cohen & Steers Realty Portfolio
01/01/2009 to 12/31/2009	$10.60682	$13.69951	12,766
01/01/2010 to 12/31/2010	$13.69951	$17.26013	18,979
01/01/2011 to 12/31/2011	$17.26013	$18.01188	9,521
01/01/2012 to 12/31/2012	$18.01188	$20.33946	14,467
01/01/2013 to 12/31/2013	$20.33946	$20.53619	7,957
01/01/2014 to 12/31/2014	$20.53619	$26.32031	5,676
01/01/2015 to 12/31/2015	$26.32031	$27.01583	2,395
01/01/2016 to 12/31/2016	$27.01583	$27.72350	912
01/01/2017 to 12/31/2017	$27.72350	$28.83808	1,106
01/01/2018 to 12/31/2018	$28.83808	$26.88684	2,692
AST Goldman Sachs Large-Cap Value Portfolio
01/01/2009 to 12/31/2009	$8.13136	$9.48820	284,330
01/01/2010 to 12/31/2010	$9.48820	$10.48599	261,782
01/01/2011 to 12/31/2011	$10.48599	$9.69954	231,127
01/01/2012 to 12/31/2012	$9.69954	$11.36312	165,511
01/01/2013 to 12/31/2013	$11.36312	$14.85598	23,234
01/01/2014 to 12/31/2014	$14.85598	$16.45397	24,011
01/01/2015 to 12/31/2015	$16.45397	$15.36400	14,840
01/01/2016 to 12/31/2016	$15.36400	$16.77802	5,758
01/01/2017 to 12/31/2017	$16.77802	$18.02764	8,957
01/01/2018 to 12/31/2018	$18.02764	$16.14214	6,056
AST Goldman Sachs Mid-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$8.65090	$13.30480	52,461
01/01/2010 to 12/31/2010	$13.30480	$15.60783	49,066
01/01/2011 to 12/31/2011	$15.60783	$14.82555	45,390
01/01/2012 to 12/31/2012	$14.82555	$17.36051	36,456
01/01/2013 to 12/31/2013	$17.36051	$22.46732	17,625
01/01/2014 to 12/31/2014	$22.46732	$24.53098	15,650
01/01/2015 to 12/31/2015	$24.53098	$22.65038	12,354
01/01/2016 to 12/31/2016	$22.65038	$22.54049	6,768
01/01/2017 to 12/31/2017	$22.54049	$28.04707	7,520
01/01/2018 to 12/31/2018	$28.04707	$26.26077	3,175
AST Government Money Market Portfolio
01/01/2009 to 12/31/2009	$10.44090	$10.24698	644,748
01/01/2010 to 12/31/2010	$10.24698	$10.03430	305,923
01/01/2011 to 12/31/2011	$10.03430	$9.82602	258,571
01/01/2012 to 12/31/2012	$9.82602	$9.62025	264,530
01/01/2013 to 12/31/2013	$9.62025	$9.41815	93,440
01/01/2014 to 12/31/2014	$9.41815	$9.22030	27,348
01/01/2015 to 12/31/2015	$9.22030	$9.02660	17,727
01/01/2016 to 12/31/2016	$9.02660	$8.83759	37,893
01/01/2017 to 12/31/2017	$8.83759	$8.68195	13,763
01/01/2018 to 12/31/2018	$8.68195	$8.60912	4,319
AST Hotchkis & Wiley Large-Cap Value Portfolio
01/01/2009 to 12/31/2009	$7.76283	$9.07674	86,316
01/01/2010 to 12/31/2010	$9.07674	$10.05559	88,789
01/01/2011 to 12/31/2011	$10.05559	$9.43285	69,174
01/01/2012 to 12/31/2012	$9.43285	$10.79391	69,790
01/01/2013 to 12/31/2013	$10.79391	$14.77957	54,593
01/01/2014 to 12/31/2014	$14.77957	$16.45822	48,676
01/01/2015 to 12/31/2015	$16.45822	$14.84986	16,263
01/01/2016 to 12/31/2016	$14.84986	$17.42997	3,193
01/01/2017 to 12/31/2017	$17.42997	$20.34021	5,783
01/01/2018 to 12/31/2018	$20.34021	$17.09279	2,438

A-99

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST International Growth Portfolio
01/01/2009 to 12/31/2009	$9.20662	$12.19400	149,271
01/01/2010 to 12/31/2010	$12.19400	$13.66884	131,631
01/01/2011 to 12/31/2011	$13.66884	$11.65259	121,092
01/01/2012 to 12/31/2012	$11.65259	$13.73096	85,192
01/01/2013 to 12/31/2013	$13.73096	$16.00436	22,942
01/01/2014 to 12/31/2014	$16.00436	$14.80257	18,459
01/01/2015 to 12/31/2015	$14.80257	$14.94800	7,411
01/01/2016 to 12/31/2016	$14.94800	$14.08180	4,224
01/01/2017 to 12/31/2017	$14.08180	$18.67111	5,396
01/01/2018 to 12/31/2018	$18.67111	$15.84030	3,358
AST International Value Portfolio
01/01/2009 to 12/31/2009	$11.21322	$14.32585	34,336
01/01/2010 to 12/31/2010	$14.32585	$15.57954	28,297
01/01/2011 to 12/31/2011	$15.57954	$13.33857	25,285
01/01/2012 to 12/31/2012	$13.33857	$15.23569	26,108
01/01/2013 to 12/31/2013	$15.23569	$17.81945	18,585
01/01/2014 to 12/31/2014	$17.81945	$16.27568	15,748
01/01/2015 to 12/31/2015	$16.27568	$16.06404	5,988
01/01/2016 to 12/31/2016	$16.06404	$15.81875	2,675
01/01/2017 to 12/31/2017	$15.81875	$19.02070	4,358
01/01/2018 to 12/31/2018	$19.02070	$15.61457	2,295
AST Investment Grade Bond Portfolio
01/01/2009 to 12/31/2009	$10.91356	$11.89217	0
01/01/2010 to 12/31/2010	$11.89217	$12.90106	0
01/01/2011 to 12/31/2011	$12.90106	$14.20246	0
01/01/2012 to 12/31/2012	$14.20246	$15.21099	0
01/01/2013 to 12/31/2013	$15.21099	$14.41767	0
01/01/2014 to 12/31/2014	$14.41767	$15.06477	0
01/01/2015 to 12/31/2015	$15.06477	$14.92140	0
01/01/2016 to 12/31/2016	$14.92140	$15.22288	0
01/01/2017 to 12/31/2017	$15.22288	$15.54679	0
01/01/2018 to 12/31/2018	$15.54679	$15.17793	0
AST J.P. Morgan International Equity Portfolio
01/01/2009 to 12/31/2009	$9.94805	$13.23382	14,262
01/01/2010 to 12/31/2010	$13.23382	$13.88493	9,084
01/01/2011 to 12/31/2011	$13.88493	$12.34986	13,713
01/01/2012 to 12/31/2012	$12.34986	$14.73904	11,642
01/01/2013 to 12/31/2013	$14.73904	$16.64608	1,744
01/01/2014 to 12/31/2014	$16.64608	$15.25918	1,840
01/01/2015 to 12/31/2015	$15.25918	$14.52123	2,736
01/01/2016 to 12/31/2016	$14.52123	$14.49156	2,796
01/01/2017 to 12/31/2017	$14.49156	$18.39238	3,203
01/01/2018 to 12/31/2018	$18.39238	$14.85876	2,591
AST Loomis Sayles Large-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$7.95096	$10.10051	332,996
01/01/2010 to 12/31/2010	$10.10051	$11.84164	281,480
01/01/2011 to 12/31/2011	$11.84164	$11.48743	241,628
01/01/2012 to 12/31/2012	$11.48743	$12.62531	179,431
01/01/2013 to 12/31/2013	$12.62531	$16.88551	49,199
01/01/2014 to 12/31/2014	$16.88551	$18.28157	44,361
01/01/2015 to 12/31/2015	$18.28157	$19.70036	15,449
01/01/2016 to 12/31/2016	$19.70036	$20.36303	5,217
01/01/2017 to 12/31/2017	$20.36303	$26.51364	8,263
01/01/2018 to 12/31/2018	$26.51364	$25.25622	3,605

A-100

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST MFS Growth Portfolio
01/01/2009 to 12/31/2009	$8.68434	$10.56831	23,783
01/01/2010 to 12/31/2010	$10.56831	$11.66922	18,671
01/01/2011 to 12/31/2011	$11.66922	$11.35661	18,058
01/01/2012 to 12/31/2012	$11.35661	$13.01721	16,921
01/01/2013 to 12/31/2013	$13.01721	$17.42180	8,629
01/01/2014 to 12/31/2014	$17.42180	$18.54157	10,658
01/01/2015 to 12/31/2015	$18.54157	$19.46440	5,603
01/01/2016 to 12/31/2016	$19.46440	$19.42081	1,432
01/01/2017 to 12/31/2017	$19.42081	$24.85308	2,615
01/01/2018 to 12/31/2018	$24.85308	$24.85132	1,066
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/01/2009 to 12/31/2009	$8.85548	$12.19313	57,565
01/01/2010 to 12/31/2010	$12.19313	$14.73484	59,399
01/01/2011 to 12/31/2011	$14.73484	$14.06748	39,680
01/01/2012 to 12/31/2012	$14.06748	$16.13040	37,807
01/01/2013 to 12/31/2013	$16.13040	$22.42557	10,047
01/01/2014 to 12/31/2014	$22.42557	$25.08324	6,373
01/01/2015 to 12/31/2015	$25.08324	$23.17219	3,523
01/01/2016 to 12/31/2016	$23.17219	$26.82249	2,676
01/01/2017 to 12/31/2017	$26.82249	$29.88189	3,391
01/01/2018 to 12/31/2018	$29.88189	$24.44089	1,793
AST Preservation Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$8.89672	$10.45522	1,694,166
01/01/2010 to 12/31/2010	$10.45522	$11.31786	1,190,107
01/01/2011 to 12/31/2011	$11.31786	$11.19104	1,035,239
01/01/2012 to 12/31/2012	$11.19104	$12.09215	970,169
01/01/2013 to 12/31/2013	$12.09215	$12.92873	542,230
01/01/2014 to 12/31/2014	$12.92873	$13.38820	392,757
01/01/2015 to 12/31/2015	$13.38820	$13.12592	193,363
01/01/2016 to 12/31/2016	$13.12592	$13.56091	90,020
01/01/2017 to 12/31/2017	$13.56091	$14.62184	86,575
01/01/2018 to 12/31/2018	$14.62184	$13.90663	60,628
AST Small-Cap Growth Opportunities Portfolio
01/01/2009 to 12/31/2009	$8.96355	$11.64148	66,296
01/01/2010 to 12/31/2010	$11.64148	$15.10646	51,046
01/01/2011 to 12/31/2011	$15.10646	$12.85039	53,009
01/01/2012 to 12/31/2012	$12.85039	$15.10536	40,152
01/01/2013 to 12/31/2013	$15.10536	$20.82370	12,689
01/01/2014 to 12/31/2014	$20.82370	$21.39375	12,776
01/01/2015 to 12/31/2015	$21.39375	$21.22405	6,350
01/01/2016 to 12/31/2016	$21.22405	$22.37916	2,416
01/01/2017 to 12/31/2017	$22.37916	$27.97759	3,066
01/01/2018 to 12/31/2018	$27.97759	$24.41694	2,040
AST Small-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$6.85245	$8.98332	31,926
01/01/2010 to 12/31/2010	$8.98332	$11.99757	35,544
01/01/2011 to 12/31/2011	$11.99757	$11.63092	38,469
01/01/2012 to 12/31/2012	$11.63092	$12.77272	36,443
01/01/2013 to 12/31/2013	$12.77272	$16.90290	20,397
01/01/2014 to 12/31/2014	$16.90290	$17.17994	17,311
01/01/2015 to 12/31/2015	$17.17994	$16.95130	5,294
01/01/2016 to 12/31/2016	$16.95130	$18.60042	2,394
01/01/2017 to 12/31/2017	$18.60042	$22.56607	4,898
01/01/2018 to 12/31/2018	$22.56607	$20.23305	1,918

A-101

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Small-Cap Value Portfolio
01/01/2009 to 12/31/2009	$9.49309	$11.80310	80,252
01/01/2010 to 12/31/2010	$11.80310	$14.55900	68,232
01/01/2011 to 12/31/2011	$14.55900	$13.40176	58,191
01/01/2012 to 12/31/2012	$13.40176	$15.50265	50,276
01/01/2013 to 12/31/2013	$15.50265	$20.85373	20,189
01/01/2014 to 12/31/2014	$20.85373	$21.49136	14,968
01/01/2015 to 12/31/2015	$21.49136	$20.13318	5,331
01/01/2016 to 12/31/2016	$20.13318	$25.46793	2,838
01/01/2017 to 12/31/2017	$25.46793	$26.76648	3,762
01/01/2018 to 12/31/2018	$26.76648	$21.72725	1,944
AST T. Rowe Price Large-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$7.72022	$11.59212	123,660
01/01/2010 to 12/31/2010	$11.59212	$13.14301	99,546
01/01/2011 to 12/31/2011	$13.14301	$12.64929	85,531
01/01/2012 to 12/31/2012	$12.64929	$14.56061	79,086
01/01/2013 to 12/31/2013	$14.56061	$20.53082	52,287
01/01/2014 to 12/31/2014	$20.53082	$21.77708	50,638
01/01/2015 to 12/31/2015	$21.77708	$23.36291	18,218
01/01/2016 to 12/31/2016	$23.36291	$23.49073	6,327
01/01/2017 to 12/31/2017	$23.49073	$31.71212	10,282
01/01/2018 to 12/31/2018	$31.71212	$32.24281	5,879
AST T. Rowe Price Large-Cap Value Portfolio
01/01/2009 to 12/31/2009	$9.55045	$11.05707	30,943
01/01/2010 to 12/31/2010	$11.05707	$12.17184	16,444
01/01/2011 to 12/31/2011	$12.17184	$11.85802	17,128
01/01/2012 to 12/31/2012	$11.85802	$13.16440	15,787
01/01/2013 to 12/31/2013	$13.16440	$17.35110	6,753
01/01/2014 to 12/31/2014	$17.35110	$17.25133	8,130
01/01/2015 to 12/31/2015	$17.25133	$15.86489	4,649
01/01/2016 to 12/31/2016	$15.86489	$16.48445	2,051
01/01/2017 to 12/31/2017	$16.48445	$18.81068	3,053
01/01/2018 to 12/31/2018	$18.81068	$16.62546	2,133
AST Templeton Global Bond Portfolio
01/01/2009 to 12/31/2009	$10.96802	$12.03859	74,058
01/01/2010 to 12/31/2010	$12.03859	$12.46275	60,518
01/01/2011 to 12/31/2011	$12.46275	$12.70463	49,111
01/01/2012 to 12/31/2012	$12.70463	$13.08733	40,834
01/01/2013 to 12/31/2013	$13.08733	$12.33157	3,385
01/01/2014 to 12/31/2014	$12.33157	$12.13982	4,192
01/01/2015 to 12/31/2015	$12.13982	$11.33598	3,680
01/01/2016 to 12/31/2016	$11.33598	$11.58210	2,694
01/01/2017 to 12/31/2017	$11.58210	$11.57093	2,856
01/01/2018 to 12/31/2018	$11.57093	$11.55306	1,266
AST WEDGE Capital Mid-Cap Value Portfolio
01/01/2009 to 12/31/2009	$8.55948	$11.63819	15,964
01/01/2010 to 12/31/2010	$11.63819	$14.08384	16,202
01/01/2011 to 12/31/2011	$14.08384	$13.31260	11,146
01/01/2012 to 12/31/2012	$13.31260	$15.43204	8,468
01/01/2013 to 12/31/2013	$15.43204	$20.00534	3,878
01/01/2014 to 12/31/2014	$20.00534	$22.51712	4,603
01/01/2015 to 12/31/2015	$22.51712	$20.58737	2,549
01/01/2016 to 12/31/2016	$20.58737	$22.97693	1,197
01/01/2017 to 12/31/2017	$22.97693	$26.66428	723
01/01/2018 to 12/31/2018	$26.66428	$21.78765	428

A-102

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Western Asset Core Plus Bond Portfolio
01/01/2009 to 12/31/2009	$9.25564	$10.11510	149,997
01/01/2010 to 12/31/2010	$10.11510	$10.67482	96,819
01/01/2011 to 12/31/2011	$10.67482	$11.08070	75,584
01/01/2012 to 12/31/2012	$11.08070	$11.69951	71,309
01/01/2013 to 12/31/2013	$11.69951	$11.28280	75,086
01/01/2014 to 12/31/2014	$11.28280	$11.84080	57,146
01/01/2015 to 12/31/2015	$11.84080	$11.73549	43,630
01/01/2016 to 12/31/2016	$11.73549	$12.08130	7,498
01/01/2017 to 12/31/2017	$12.08130	$12.57443	11,782
01/01/2018 to 12/31/2018	$12.57443	$12.03022	11,248
Wells Fargo VT International Equity Fund - Class 1
07/16/2010* to 12/31/2010	$11.59674	$13.99293	4,650
01/01/2011 to 12/31/2011	$13.99293	$11.94731	5,298
01/01/2012 to 12/31/2012	$11.94731	$13.29616	2,504
01/01/2013 to 12/31/2013	$13.29616	$15.61229	1,565
01/01/2014 to 12/31/2014	$15.61229	$14.47416	2,161
01/01/2015 to 12/31/2015	$14.47416	$14.49548	1,607
01/01/2016 to 12/31/2016	$14.49548	$14.65375	1,485
01/01/2017 to 12/31/2017	$14.65375	$17.91337	1,511
01/01/2018 to 12/31/2018	$17.91337	$14.57865	1,291
Wells Fargo VT Omega Growth Fund - Class 1
07/16/2010* to 12/31/2010	$11.87823	$14.94866	3,585
01/01/2011 to 12/31/2011	$14.94866	$13.85114	2,342
01/01/2012 to 12/31/2012	$13.85114	$16.37430	3,084
01/01/2013 to 12/31/2013	$16.37430	$22.47749	1,009
01/01/2014 to 12/31/2014	$22.47749	$22.90493	1,101
01/01/2015 to 12/31/2015	$22.90493	$22.78737	585
01/01/2016 to 12/31/2016	$22.78737	$22.48109	207
01/01/2017 to 12/31/2017	$22.48109	$29.70355	465
01/01/2018 to 12/31/2018	$29.70355	$29.22704	682
*Denotes the start date of these sub-accounts

A-103

Optimum
Prudential Annuities Life Assurance Corporation
Statement of Additional Information
ACCUMULATION UNIT VALUES: With HD GRO 60 bps and HAV 40 bps OR GRO Plus 2008 60 bps and HAV 40 bps (2.25%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
05/01/2009 to 12/31/2009	$7.77087	$9.45814	74,798,204
01/01/2010 to 12/31/2010	$9.45814	$10.35156	72,644,706
01/01/2011 to 12/31/2011	$10.35156	$9.84994	61,319,650
01/01/2012 to 12/31/2012	$9.84994	$10.83790	57,128,002
01/01/2013 to 12/31/2013	$10.83790	$11.65077	50,094,174
01/01/2014 to 12/31/2014	$11.65077	$11.82354	43,460,769
01/01/2015 to 12/31/2015	$11.82354	$11.18545	35,546,064
01/01/2016 to 12/31/2016	$11.18545	$11.62708	24,834,197
01/01/2017 to 12/31/2017	$11.62708	$12.79662	16,373,530
01/01/2018 to 12/31/2018	$12.79662	$11.48951	12,117,690
AST Balanced Asset Allocation Portfolio
05/01/2009 to 12/31/2009	$8.08454	$9.69993	31,686,971
01/01/2010 to 12/31/2010	$9.69993	$10.64934	36,176,891
01/01/2011 to 12/31/2011	$10.64934	$10.28360	28,001,755
01/01/2012 to 12/31/2012	$10.28360	$11.30592	27,966,738
01/01/2013 to 12/31/2013	$11.30592	$13.00200	25,877,571
01/01/2014 to 12/31/2014	$13.00200	$13.53824	22,829,372
01/01/2015 to 12/31/2015	$13.53824	$13.29657	18,611,099
01/01/2016 to 12/31/2016	$13.29657	$13.81670	14,235,835
01/01/2017 to 12/31/2017	$13.81670	$15.52001	10,439,606
01/01/2018 to 12/31/2018	$15.52001	$14.42039	7,146,379
AST BlackRock Low Duration Bond Portfolio
05/01/2009 to 12/31/2009	$12.42672	$13.02347	7,445,388
01/01/2010 to 12/31/2010	$13.02347	$13.22684	7,123,302
01/01/2011 to 12/31/2011	$13.22684	$13.22045	5,625,465
01/01/2012 to 12/31/2012	$13.22045	$13.52923	5,727,313
01/01/2013 to 12/31/2013	$13.52923	$12.93732	5,935,675
01/01/2014 to 12/31/2014	$12.93732	$12.63408	5,489,212
01/01/2015 to 12/31/2015	$12.63408	$12.40959	3,496,883
01/01/2016 to 12/31/2016	$12.40959	$12.32984	2,971,950
01/01/2017 to 12/31/2017	$12.32984	$12.25859	2,744,955
01/01/2018 to 12/31/2018	$12.25859	$12.07065	2,221,969
AST BlackRock/Loomis Sayles Bond Portfolio
05/01/2009 to 12/31/2009	$13.85688	$15.32066	10,035,432
01/01/2010 to 12/31/2010	$15.32066	$16.13186	11,515,430
01/01/2011 to 12/31/2011	$16.13186	$16.27076	8,611,634
01/01/2012 to 12/31/2012	$16.27076	$17.38672	8,501,917
01/01/2013 to 12/31/2013	$17.38672	$16.68323	7,966,223
01/01/2014 to 12/31/2014	$16.68323	$16.99789	6,878,242
01/01/2015 to 12/31/2015	$16.99789	$16.26518	5,589,579
01/01/2016 to 12/31/2016	$16.26518	$16.57224	4,424,913
01/01/2017 to 12/31/2017	$16.57224	$16.90705	3,862,418
01/01/2018 to 12/31/2018	$16.90705	$16.41549	3,367,761

A-104

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2018
05/01/2009 to 12/31/2009	$11.30067	$11.00507	648,900
01/01/2010 to 12/31/2010	$11.00507	$11.96080	380,587
01/01/2011 to 12/31/2011	$11.96080	$13.27983	18,091,824
01/01/2012 to 12/31/2012	$13.27983	$13.72250	11,790,403
01/01/2013 to 12/31/2013	$13.72250	$12.99219	4,617,331
01/01/2014 to 12/31/2014	$12.99219	$13.03799	2,404,974
01/01/2015 to 12/31/2015	$13.03799	$12.84793	1,756,047
01/01/2016 to 12/31/2016	$12.84793	$12.76158	1,278,943
01/01/2017 to 12/31/2017	$12.76158	$12.56423	1,645,086
01/01/2018 to 12/31/2018	$12.56423	$12.37291	0
AST Bond Portfolio 2019
05/01/2009 to 12/31/2009	$11.26185	$10.87358	975,406
01/01/2010 to 12/31/2010	$10.87358	$11.83651	825,635
01/01/2011 to 12/31/2011	$11.83651	$13.41879	493,191
01/01/2012 to 12/31/2012	$13.41879	$13.88487	5,116,240
01/01/2013 to 12/31/2013	$13.88487	$12.91675	2,901,825
01/01/2014 to 12/31/2014	$12.91675	$13.16450	1,609,704
01/01/2015 to 12/31/2015	$13.16450	$13.00610	1,377,772
01/01/2016 to 12/31/2016	$13.00610	$12.89801	1,126,796
01/01/2017 to 12/31/2017	$12.89801	$12.70451	847,400
01/01/2018 to 12/31/2018	$12.70451	$12.48730	2,148,333
AST Bond Portfolio 2020
05/01/2009 to 12/31/2009	$9.35917	$8.74851	23,608
01/01/2010 to 12/31/2010	$8.74851	$9.56453	1,680,903
01/01/2011 to 12/31/2011	$9.56453	$11.09584	404,480
01/01/2012 to 12/31/2012	$11.09584	$11.53121	92,420
01/01/2013 to 12/31/2013	$11.53121	$10.53720	7,694,304
01/01/2014 to 12/31/2014	$10.53720	$10.93454	4,819,894
01/01/2015 to 12/31/2015	$10.93454	$10.85175	4,640,460
01/01/2016 to 12/31/2016	$10.85175	$10.81571	3,592,183
01/01/2017 to 12/31/2017	$10.81571	$10.66655	1,714,892
01/01/2018 to 12/31/2018	$10.66655	$10.45592	1,584,414
AST Bond Portfolio 2021
01/04/2010* to 12/31/2010	$9.99751	$10.95792	1,406,400
01/01/2011 to 12/31/2011	$10.95792	$12.88634	16,469,682
01/01/2012 to 12/31/2012	$12.88634	$13.45163	7,323,210
01/01/2013 to 12/31/2013	$13.45163	$12.22846	927,728
01/01/2014 to 12/31/2014	$12.22846	$12.87138	6,633,381
01/01/2015 to 12/31/2015	$12.87138	$12.80615	6,833,648
01/01/2016 to 12/31/2016	$12.80615	$12.77323	4,695,140
01/01/2017 to 12/31/2017	$12.77323	$12.68386	2,044,893
01/01/2018 to 12/31/2018	$12.68386	$12.40526	1,511,590
AST Bond Portfolio 2022
01/03/2011* to 12/31/2011	$9.99813	$11.96567	6,285,340
01/01/2012 to 12/31/2012	$11.96567	$12.37998	9,408,401
01/01/2013 to 12/31/2013	$12.37998	$10.92199	1,386,073
01/01/2014 to 12/31/2014	$10.92199	$11.78335	837,634
01/01/2015 to 12/31/2015	$11.78335	$11.75968	5,222,668
01/01/2016 to 12/31/2016	$11.75968	$11.70566	4,736,074
01/01/2017 to 12/31/2017	$11.70566	$11.62259	1,933,127
01/01/2018 to 12/31/2018	$11.62259	$11.34296	1,523,336

A-105

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2023
01/03/2012* to 12/31/2012	$9.99751	$10.35126	3,237,048
01/01/2013 to 12/31/2013	$10.35126	$9.08632	14,801,913
01/01/2014 to 12/31/2014	$9.08632	$10.00273	4,961,244
01/01/2015 to 12/31/2015	$10.00273	$10.04246	1,040,932
01/01/2016 to 12/31/2016	$10.04246	$10.00460	1,912,486
01/01/2017 to 12/31/2017	$10.00460	$9.94586	899,611
01/01/2018 to 12/31/2018	$9.94586	$9.69525	837,167
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	$9.99875	$8.70947	6,630,745
01/01/2014 to 12/31/2014	$8.70947	$9.75579	5,457,145
01/01/2015 to 12/31/2015	$9.75579	$9.80724	234,639
01/01/2016 to 12/31/2016	$9.80724	$9.76974	46,803
01/01/2017 to 12/31/2017	$9.76974	$9.71118	2,079,541
01/01/2018 to 12/31/2018	$9.71118	$9.43047	2,716,195
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$9.99875	$11.25113	2,355,714
01/01/2015 to 12/31/2015	$11.25113	$11.21771	11,698,029
01/01/2016 to 12/31/2016	$11.21771	$11.23691	1,095,110
01/01/2017 to 12/31/2017	$11.23691	$11.18572	335,227
01/01/2018 to 12/31/2018	$11.18572	$10.85243	3,961,836
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$9.99875	$9.89229	2,690,626
01/01/2016 to 12/31/2016	$9.89229	$9.87108	8,150,607
01/01/2017 to 12/31/2017	$9.87108	$9.88313	4,500,780
01/01/2018 to 12/31/2018	$9.88313	$9.55919	4,343,063
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$9.99751	$9.83428	7,237,779
01/01/2017 to 12/31/2017	$9.83428	$9.87160	4,336,330
01/01/2018 to 12/31/2018	$9.87160	$9.52683	3,751,637
AST Bond Portfolio 2028
01/03/2017* to 12/31/2017	$9.99751	$9.99078	212,979
01/01/2018 to 12/31/2018	$9.99078	$9.56405	1,420,574
AST Bond Portfolio 2029
01/02/2018* to 12/31/2018	$9.99751	$9.61738	331,804
AST Capital Growth Asset Allocation Portfolio
05/01/2009 to 12/31/2009	$7.58319	$9.28741	102,077,908
01/01/2010 to 12/31/2010	$9.28741	$10.29270	101,267,042
01/01/2011 to 12/31/2011	$10.29270	$9.81735	83,369,592
01/01/2012 to 12/31/2012	$9.81735	$10.91297	79,395,120
01/01/2013 to 12/31/2013	$10.91297	$13.08696	79,105,525
01/01/2014 to 12/31/2014	$13.08696	$13.68741	73,075,410
01/01/2015 to 12/31/2015	$13.68741	$13.45079	61,297,367
01/01/2016 to 12/31/2016	$13.45079	$14.04775	44,563,530
01/01/2017 to 12/31/2017	$14.04775	$16.18929	29,729,923
01/01/2018 to 12/31/2018	$16.18929	$14.83908	21,932,089

A-106

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Cohen & Steers Realty Portfolio
05/01/2009 to 12/31/2009	$9.00170	$13.56929	335,750
01/01/2010 to 12/31/2010	$13.56929	$17.06995	391,589
01/01/2011 to 12/31/2011	$17.06995	$17.78627	219,652
01/01/2012 to 12/31/2012	$17.78627	$20.05378	251,456
01/01/2013 to 12/31/2013	$20.05378	$20.21676	222,435
01/01/2014 to 12/31/2014	$20.21676	$25.87128	175,435
01/01/2015 to 12/31/2015	$25.87128	$26.51426	137,109
01/01/2016 to 12/31/2016	$26.51426	$27.16726	93,066
01/01/2017 to 12/31/2017	$27.16726	$28.21630	65,467
01/01/2018 to 12/31/2018	$28.21630	$26.26653	35,166
AST Goldman Sachs Large-Cap Value Portfolio
05/01/2009 to 12/31/2009	$7.25666	$8.73649	14,472,445
01/01/2010 to 12/31/2010	$8.73649	$9.64058	13,447,482
01/01/2011 to 12/31/2011	$9.64058	$8.90390	11,688,804
01/01/2012 to 12/31/2012	$8.90390	$10.41489	10,262,995
01/01/2013 to 12/31/2013	$10.41489	$13.59543	8,689,937
01/01/2014 to 12/31/2014	$13.59543	$15.03483	7,139,424
01/01/2015 to 12/31/2015	$15.03483	$14.01737	6,343,609
01/01/2016 to 12/31/2016	$14.01737	$15.28414	5,194,687
01/01/2017 to 12/31/2017	$15.28414	$16.39738	4,443,625
01/01/2018 to 12/31/2018	$16.39738	$14.65978	3,896,628
AST Goldman Sachs Mid-Cap Growth Portfolio
05/01/2009 to 12/31/2009	$3.49281	$4.67618	4,863,161
01/01/2010 to 12/31/2010	$4.67618	$5.47729	5,034,524
01/01/2011 to 12/31/2011	$5.47729	$5.19481	3,140,160
01/01/2012 to 12/31/2012	$5.19481	$6.07370	3,004,326
01/01/2013 to 12/31/2013	$6.07370	$7.84834	2,696,246
01/01/2014 to 12/31/2014	$7.84834	$8.55616	2,236,250
01/01/2015 to 12/31/2015	$8.55616	$7.88820	3,649,291
01/01/2016 to 12/31/2016	$7.88820	$7.83794	2,612,615
01/01/2017 to 12/31/2017	$7.83794	$9.73787	2,209,417
01/01/2018 to 12/31/2018	$9.73787	$9.10371	1,291,347
AST Government Money Market Portfolio
05/01/2009 to 12/31/2009	$10.47039	$10.31903	3,829,439
01/01/2010 to 12/31/2010	$10.31903	$10.08935	3,509,980
01/01/2011 to 12/31/2011	$10.08935	$9.86499	2,513,603
01/01/2012 to 12/31/2012	$9.86499	$9.64348	1,652,100
01/01/2013 to 12/31/2013	$9.64348	$9.42647	856,838
01/01/2014 to 12/31/2014	$9.42647	$9.21425	693,229
01/01/2015 to 12/31/2015	$9.21425	$9.00703	369,983
01/01/2016 to 12/31/2016	$9.00703	$8.80484	286,582
01/01/2017 to 12/31/2017	$8.80484	$8.63651	227,838
01/01/2018 to 12/31/2018	$8.63651	$8.55091	148,690
AST Hotchkis & Wiley Large-Cap Value Portfolio
05/01/2009 to 12/31/2009	$5.90140	$7.45826	5,641,907
01/01/2010 to 12/31/2010	$7.45826	$8.24994	5,357,208
01/01/2011 to 12/31/2011	$8.24994	$7.72711	4,506,463
01/01/2012 to 12/31/2012	$7.72711	$8.82835	4,545,454
01/01/2013 to 12/31/2013	$8.82835	$12.06976	4,488,390
01/01/2014 to 12/31/2014	$12.06976	$13.42009	3,896,707
01/01/2015 to 12/31/2015	$13.42009	$12.09010	2,887,412
01/01/2016 to 12/31/2016	$12.09010	$14.16892	2,310,484
01/01/2017 to 12/31/2017	$14.16892	$16.50943	1,691,893
01/01/2018 to 12/31/2018	$16.50943	$13.85222	1,386,766

A-107

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST International Growth Portfolio
05/01/2009 to 12/31/2009	$12.14623	$15.87227	5,162,536
01/01/2010 to 12/31/2010	$15.87227	$17.76467	5,317,631
01/01/2011 to 12/31/2011	$17.76467	$15.12110	4,477,136
01/01/2012 to 12/31/2012	$15.12110	$17.79064	3,891,676
01/01/2013 to 12/31/2013	$17.79064	$20.70444	3,800,682
01/01/2014 to 12/31/2014	$20.70444	$19.12036	3,578,372
01/01/2015 to 12/31/2015	$19.12036	$19.27849	2,103,579
01/01/2016 to 12/31/2016	$19.27849	$18.13375	1,890,366
01/01/2017 to 12/31/2017	$18.13375	$24.00694	1,458,822
01/01/2018 to 12/31/2018	$24.00694	$20.33567	1,300,896
AST International Value Portfolio
05/01/2009 to 12/31/2009	$5.75522	$7.44396	2,910,615
01/01/2010 to 12/31/2010	$7.44396	$8.08298	2,881,182
01/01/2011 to 12/31/2011	$8.08298	$6.90976	2,224,758
01/01/2012 to 12/31/2012	$6.90976	$7.88041	2,382,592
01/01/2013 to 12/31/2013	$7.88041	$9.20275	2,248,809
01/01/2014 to 12/31/2014	$9.20275	$8.39265	2,071,047
01/01/2015 to 12/31/2015	$8.39265	$8.27087	1,892,132
01/01/2016 to 12/31/2016	$8.27087	$8.13215	1,531,420
01/01/2017 to 12/31/2017	$8.13215	$9.76324	1,267,714
01/01/2018 to 12/31/2018	$9.76324	$8.00248	1,051,693
AST Investment Grade Bond Portfolio
05/01/2009 to 12/31/2009	$10.93229	$11.86463	315,474
01/01/2010 to 12/31/2010	$11.86463	$12.85153	158,509
01/01/2011 to 12/31/2011	$12.85153	$14.12630	1,389,924
01/01/2012 to 12/31/2012	$14.12630	$15.10606	740,615
01/01/2013 to 12/31/2013	$15.10606	$14.29631	401,220
01/01/2014 to 12/31/2014	$14.29631	$14.91502	369,385
01/01/2015 to 12/31/2015	$14.91502	$14.75049	868,724
01/01/2016 to 12/31/2016	$14.75049	$15.02561	1,012,916
01/01/2017 to 12/31/2017	$15.02561	$15.32186	710,598
01/01/2018 to 12/31/2018	$15.32186	$14.93540	1,469,173
AST J.P. Morgan International Equity Portfolio
05/01/2009 to 12/31/2009	$6.22355	$8.34041	1,395,597
01/01/2010 to 12/31/2010	$8.34041	$8.73737	1,243,521
01/01/2011 to 12/31/2011	$8.73737	$7.75947	828,367
01/01/2012 to 12/31/2012	$7.75947	$9.24639	957,141
01/01/2013 to 12/31/2013	$9.24639	$10.42676	725,002
01/01/2014 to 12/31/2014	$10.42676	$9.54332	635,427
01/01/2015 to 12/31/2015	$9.54332	$9.06778	411,043
01/01/2016 to 12/31/2016	$9.06778	$9.03541	317,096
01/01/2017 to 12/31/2017	$9.03541	$11.45002	259,168
01/01/2018 to 12/31/2018	$11.45002	$9.23602	230,670
AST Loomis Sayles Large-Cap Growth Portfolio
05/01/2009 to 12/31/2009	$6.24467	$7.92454	19,929,998
01/01/2010 to 12/31/2010	$7.92454	$9.27639	19,072,610
01/01/2011 to 12/31/2011	$9.27639	$8.98512	15,345,638
01/01/2012 to 12/31/2012	$8.98512	$9.85996	13,995,736
01/01/2013 to 12/31/2013	$9.85996	$13.16681	11,607,162
01/01/2014 to 12/31/2014	$13.16681	$14.23353	10,090,656
01/01/2015 to 12/31/2015	$14.23353	$15.31460	6,066,819
01/01/2016 to 12/31/2016	$15.31460	$15.80565	5,091,448
01/01/2017 to 12/31/2017	$15.80565	$20.54828	3,961,439
01/01/2018 to 12/31/2018	$20.54828	$19.54358	3,062,054

A-108

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST MFS Growth Portfolio
05/01/2009 to 12/31/2009	$5.26336	$6.37002	2,663,189
01/01/2010 to 12/31/2010	$6.37002	$7.02283	2,436,368
01/01/2011 to 12/31/2011	$7.02283	$6.82421	2,244,120
01/01/2012 to 12/31/2012	$6.82421	$7.81006	2,554,207
01/01/2013 to 12/31/2013	$7.81006	$10.43665	1,927,045
01/01/2014 to 12/31/2014	$10.43665	$11.09036	1,693,296
01/01/2015 to 12/31/2015	$11.09036	$11.62447	1,101,246
01/01/2016 to 12/31/2016	$11.62447	$11.58066	890,600
01/01/2017 to 12/31/2017	$11.58066	$14.79726	668,389
01/01/2018 to 12/31/2018	$14.79726	$14.77344	495,145
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
05/01/2009 to 12/31/2009	$10.97271	$14.83833	2,033,956
01/01/2010 to 12/31/2010	$14.83833	$17.90394	1,807,620
01/01/2011 to 12/31/2011	$17.90394	$17.06684	1,391,570
01/01/2012 to 12/31/2012	$17.06684	$19.53957	1,265,150
01/01/2013 to 12/31/2013	$19.53957	$27.12378	1,148,147
01/01/2014 to 12/31/2014	$27.12378	$30.29178	907,394
01/01/2015 to 12/31/2015	$30.29178	$27.94101	510,649
01/01/2016 to 12/31/2016	$27.94101	$32.29313	436,919
01/01/2017 to 12/31/2017	$32.29313	$35.92146	387,090
01/01/2018 to 12/31/2018	$35.92146	$29.33559	321,402
AST Preservation Asset Allocation Portfolio
05/01/2009 to 12/31/2009	$8.98119	$10.38983	39,603,313
01/01/2010 to 12/31/2010	$10.38983	$11.22977	43,592,221
01/01/2011 to 12/31/2011	$11.22977	$11.08693	40,512,789
01/01/2012 to 12/31/2012	$11.08693	$11.96141	38,896,095
01/01/2013 to 12/31/2013	$11.96141	$12.76928	28,415,848
01/01/2014 to 12/31/2014	$12.76928	$13.20282	24,934,568
01/01/2015 to 12/31/2015	$13.20282	$12.92424	20,064,346
01/01/2016 to 12/31/2016	$12.92424	$13.33222	14,853,519
01/01/2017 to 12/31/2017	$13.33222	$14.35326	10,333,001
01/01/2018 to 12/31/2018	$14.35326	$13.63012	7,519,877
AST Small-Cap Growth Opportunities Portfolio
05/01/2009 to 12/31/2009	$6.78951	$8.82141	3,992,101
01/01/2010 to 12/31/2010	$8.82141	$11.42949	4,161,419
01/01/2011 to 12/31/2011	$11.42949	$9.70769	3,304,315
01/01/2012 to 12/31/2012	$9.70769	$11.39381	2,853,534
01/01/2013 to 12/31/2013	$11.39381	$15.68297	2,397,251
01/01/2014 to 12/31/2014	$15.68297	$16.08747	2,091,369
01/01/2015 to 12/31/2015	$16.08747	$15.93537	1,240,688
01/01/2016 to 12/31/2016	$15.93537	$16.77697	1,026,785
01/01/2017 to 12/31/2017	$16.77697	$20.94194	807,398
01/01/2018 to 12/31/2018	$20.94194	$18.24849	666,252
AST Small-Cap Growth Portfolio
05/01/2009 to 12/31/2009	$11.10403	$14.55424	668,952
01/01/2010 to 12/31/2010	$14.55424	$19.40814	917,014
01/01/2011 to 12/31/2011	$19.40814	$18.78635	589,865
01/01/2012 to 12/31/2012	$18.78635	$20.59886	573,869
01/01/2013 to 12/31/2013	$20.59886	$27.21805	508,770
01/01/2014 to 12/31/2014	$27.21805	$27.62169	407,639
01/01/2015 to 12/31/2015	$27.62169	$27.21230	315,024
01/01/2016 to 12/31/2016	$27.21230	$29.81400	239,743
01/01/2017 to 12/31/2017	$29.81400	$36.11541	181,427
01/01/2018 to 12/31/2018	$36.11541	$32.33159	132,894

A-109

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Small-Cap Value Portfolio
05/01/2009 to 12/31/2009	$11.79131	$15.27828	3,254,555
01/01/2010 to 12/31/2010	$15.27828	$18.81690	3,434,943
01/01/2011 to 12/31/2011	$18.81690	$17.29477	2,484,653
01/01/2012 to 12/31/2012	$17.29477	$19.97516	2,219,180
01/01/2013 to 12/31/2013	$19.97516	$26.82883	1,906,166
01/01/2014 to 12/31/2014	$26.82883	$27.60674	1,632,713
01/01/2015 to 12/31/2015	$27.60674	$25.82243	1,085,073
01/01/2016 to 12/31/2016	$25.82243	$32.61473	822,067
01/01/2017 to 12/31/2017	$32.61473	$34.22530	652,001
01/01/2018 to 12/31/2018	$34.22530	$27.73893	572,983
AST T. Rowe Price Large-Cap Growth Portfolio
05/01/2009 to 12/31/2009	$4.86244	$6.39958	9,157,180
01/01/2010 to 12/31/2010	$6.39958	$7.24476	8,869,616
01/01/2011 to 12/31/2011	$7.24476	$6.96201	6,383,742
01/01/2012 to 12/31/2012	$6.96201	$8.00177	5,841,181
01/01/2013 to 12/31/2013	$8.00177	$11.26548	6,683,387
01/01/2014 to 12/31/2014	$11.26548	$11.93099	6,037,079
01/01/2015 to 12/31/2015	$11.93099	$12.78026	4,752,130
01/01/2016 to 12/31/2016	$12.78026	$12.83050	3,508,170
01/01/2017 to 12/31/2017	$12.83050	$17.29460	2,333,089
01/01/2018 to 12/31/2018	$17.29460	$17.55687	1,513,378
AST T. Rowe Price Large-Cap Value Portfolio
05/01/2009 to 12/31/2009	$7.56806	$9.54859	955,597
01/01/2010 to 12/31/2010	$9.54859	$10.49517	2,241,213
01/01/2011 to 12/31/2011	$10.49517	$10.20884	930,254
01/01/2012 to 12/31/2012	$10.20884	$11.31608	944,041
01/01/2013 to 12/31/2013	$11.31608	$14.89210	723,861
01/01/2014 to 12/31/2014	$14.89210	$14.78379	586,897
01/01/2015 to 12/31/2015	$14.78379	$13.57491	434,041
01/01/2016 to 12/31/2016	$13.57491	$14.08333	328,297
01/01/2017 to 12/31/2017	$14.08333	$16.04615	274,439
01/01/2018 to 12/31/2018	$16.04615	$14.16022	193,383
AST Templeton Global Bond Portfolio
05/01/2009 to 12/31/2009	$13.79013	$15.26836	2,184,589
01/01/2010 to 12/31/2010	$15.26836	$15.78213	2,318,146
01/01/2011 to 12/31/2011	$15.78213	$16.06388	1,633,647
01/01/2012 to 12/31/2012	$16.06388	$16.52244	1,630,360
01/01/2013 to 12/31/2013	$16.52244	$15.54443	1,781,434
01/01/2014 to 12/31/2014	$15.54443	$15.27922	1,590,303
01/01/2015 to 12/31/2015	$15.27922	$14.24570	874,427
01/01/2016 to 12/31/2016	$14.24570	$14.53266	771,150
01/01/2017 to 12/31/2017	$14.53266	$14.49649	770,843
01/01/2018 to 12/31/2018	$14.49649	$14.45173	622,653
AST WEDGE Capital Mid-Cap Value Portfolio
05/01/2009 to 12/31/2009	$7.99325	$10.57780	511,219
01/01/2010 to 12/31/2010	$10.57780	$12.78103	1,099,827
01/01/2011 to 12/31/2011	$12.78103	$12.06268	585,815
01/01/2012 to 12/31/2012	$12.06268	$13.96164	602,157
01/01/2013 to 12/31/2013	$13.96164	$18.07155	542,756
01/01/2014 to 12/31/2014	$18.07155	$20.30931	399,163
01/01/2015 to 12/31/2015	$20.30931	$18.54033	197,101
01/01/2016 to 12/31/2016	$18.54033	$20.66070	179,917
01/01/2017 to 12/31/2017	$20.66070	$23.93981	142,288
01/01/2018 to 12/31/2018	$23.93981	$19.53126	95,413

A-110

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Western Asset Core Plus Bond Portfolio
05/01/2009 to 12/31/2009	$9.37380	$10.08215	3,504,626
01/01/2010 to 12/31/2010	$10.08215	$10.62386	5,328,912
01/01/2011 to 12/31/2011	$10.62386	$11.01090	3,326,989
01/01/2012 to 12/31/2012	$11.01090	$11.60800	3,229,309
01/01/2013 to 12/31/2013	$11.60800	$11.17736	4,743,456
01/01/2014 to 12/31/2014	$11.17736	$11.71224	4,701,504
01/01/2015 to 12/31/2015	$11.71224	$11.59029	3,770,755
01/01/2016 to 12/31/2016	$11.59029	$11.91355	2,853,434
01/01/2017 to 12/31/2017	$11.91355	$12.38079	2,555,906
01/01/2018 to 12/31/2018	$12.38079	$11.82678	2,405,526
Wells Fargo VT International Equity Fund - Class 1
07/16/2010* to 12/31/2010	$11.68966	$14.09507	42,309
01/01/2011 to 12/31/2011	$14.09507	$12.01602	16,879
01/01/2012 to 12/31/2012	$12.01602	$13.35208	17,702
01/01/2013 to 12/31/2013	$13.35208	$15.65408	12,515
01/01/2014 to 12/31/2014	$15.65408	$14.49062	5,838
01/01/2015 to 12/31/2015	$14.49062	$14.48977	3,089
01/01/2016 to 12/31/2016	$14.48977	$14.62573	1,928
01/01/2017 to 12/31/2017	$14.62573	$17.85171	22,291
01/01/2018 to 12/31/2018	$17.85171	$14.50609	21,843
Wells Fargo VT Omega Growth Fund - Class 1
07/16/2010* to 12/31/2010	$10.08671	$12.68514	26,995
01/01/2011 to 12/31/2011	$12.68514	$11.73598	37,288
01/01/2012 to 12/31/2012	$11.73598	$13.85251	17,376
01/01/2013 to 12/31/2013	$13.85251	$18.98660	12,261
01/01/2014 to 12/31/2014	$18.98660	$19.31802	13,143
01/01/2015 to 12/31/2015	$19.31802	$19.18944	7,981
01/01/2016 to 12/31/2016	$19.18944	$18.90272	2,727
01/01/2017 to 12/31/2017	$18.90272	$24.93750	3,841
01/01/2018 to 12/31/2018	$24.93750	$24.49971	2,311
*Denotes the start date of these sub-accounts

A-111

Optimum
Prudential Annuities Life Assurance Corporation
Statement of Additional Information
ACCUMULATION UNIT VALUES: With any one of LT5 or HD 5, HAV & EBP or with any combo 5% or HDV & LT5 or GMWB, HDV and EPB OR
HD GRO 60 bps and Combo DB OR HD GRO 60 bps, EBP and HAV OR GRO Plus 2008 60 bps and Combo DB OR GRO
Plus 2008 60 bps, EBP and HAV (2.35%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$7.75617	$9.41886	1,754,353
01/01/2010 to 12/31/2010	$9.41886	$10.29804	1,672,915
01/01/2011 to 12/31/2011	$10.29804	$9.78901	1,419,829
01/01/2012 to 12/31/2012	$9.78901	$10.75983	1,363,156
01/01/2013 to 12/31/2013	$10.75983	$11.55498	1,135,421
01/01/2014 to 12/31/2014	$11.55498	$11.71425	408,224
01/01/2015 to 12/31/2015	$11.71425	$11.07078	161,748
01/01/2016 to 12/31/2016	$11.07078	$11.49612	133,802
01/01/2017 to 12/31/2017	$11.49612	$12.63965	126,722
01/01/2018 to 12/31/2018	$12.63965	$11.33690	92,418
AST Balanced Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$8.02283	$9.65960	1,211,155
01/01/2010 to 12/31/2010	$9.65960	$10.59430	1,128,800
01/01/2011 to 12/31/2011	$10.59430	$10.21998	1,006,466
01/01/2012 to 12/31/2012	$10.21998	$11.22439	1,055,922
01/01/2013 to 12/31/2013	$11.22439	$12.89505	889,175
01/01/2014 to 12/31/2014	$12.89505	$13.41326	749,965
01/01/2015 to 12/31/2015	$13.41326	$13.16036	537,427
01/01/2016 to 12/31/2016	$13.16036	$13.66117	409,473
01/01/2017 to 12/31/2017	$13.66117	$15.32959	360,678
01/01/2018 to 12/31/2018	$15.32959	$14.22890	309,786
AST BlackRock Low Duration Bond Portfolio
01/01/2009 to 12/31/2009	$10.43645	$11.23384	281,736
01/01/2010 to 12/31/2010	$11.23384	$11.39751	231,038
01/01/2011 to 12/31/2011	$11.39751	$11.38040	206,551
01/01/2012 to 12/31/2012	$11.38040	$11.63436	204,144
01/01/2013 to 12/31/2013	$11.63436	$11.11391	41,672
01/01/2014 to 12/31/2014	$11.11391	$10.84232	20,374
01/01/2015 to 12/31/2015	$10.84232	$10.63863	711
01/01/2016 to 12/31/2016	$10.63863	$10.55941	3,670
01/01/2017 to 12/31/2017	$10.55941	$10.48754	2,708
01/01/2018 to 12/31/2018	$10.48754	$10.31617	134
AST BlackRock/Loomis Sayles Bond Portfolio
01/01/2009 to 12/31/2009	$10.31670	$11.73932	584,525
01/01/2010 to 12/31/2010	$11.73932	$12.34828	573,212
01/01/2011 to 12/31/2011	$12.34828	$12.44191	605,075
01/01/2012 to 12/31/2012	$12.44191	$13.28155	487,599
01/01/2013 to 12/31/2013	$13.28155	$12.73119	377,479
01/01/2014 to 12/31/2014	$12.73119	$12.95802	273,587
01/01/2015 to 12/31/2015	$12.95802	$12.38669	43,931
01/01/2016 to 12/31/2016	$12.38669	$12.60778	46,115
01/01/2017 to 12/31/2017	$12.60778	$12.84933	53,098
01/01/2018 to 12/31/2018	$12.84933	$12.46281	46,966

A-112

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2018
01/01/2009 to 12/31/2009	$12.49226	$11.46065	98,995
01/01/2010 to 12/31/2010	$11.46065	$12.44316	67,820
01/01/2011 to 12/31/2011	$12.44316	$13.80135	332,554
01/01/2012 to 12/31/2012	$13.80135	$14.24689	310,068
01/01/2013 to 12/31/2013	$14.24689	$13.47478	248,564
01/01/2014 to 12/31/2014	$13.47478	$13.50854	215,877
01/01/2015 to 12/31/2015	$13.50854	$13.29795	216,523
01/01/2016 to 12/31/2016	$13.29795	$13.19508	206,439
01/01/2017 to 12/31/2017	$13.19508	$12.97750	303,167
01/01/2018 to 12/31/2018	$12.97750	$12.76673	0
AST Bond Portfolio 2019
01/01/2009 to 12/31/2009	$12.56373	$11.32378	33,306
01/01/2010 to 12/31/2010	$11.32378	$12.31403	40,947
01/01/2011 to 12/31/2011	$12.31403	$13.94590	4,588
01/01/2012 to 12/31/2012	$13.94590	$14.41559	85,728
01/01/2013 to 12/31/2013	$14.41559	$13.39681	47,954
01/01/2014 to 12/31/2014	$13.39681	$13.63980	21,818
01/01/2015 to 12/31/2015	$13.63980	$13.46189	25,474
01/01/2016 to 12/31/2016	$13.46189	$13.33642	26,848
01/01/2017 to 12/31/2017	$13.33642	$13.12271	26,013
01/01/2018 to 12/31/2018	$13.12271	$12.88513	322,500
AST Bond Portfolio 2020
01/02/2009* to 12/31/2009	$9.99870	$8.73968	12,609
01/01/2010 to 12/31/2010	$8.73968	$9.54520	159,883
01/01/2011 to 12/31/2011	$9.54520	$11.06208	17,114
01/01/2012 to 12/31/2012	$11.06208	$11.48433	582
01/01/2013 to 12/31/2013	$11.48433	$10.48380	237,451
01/01/2014 to 12/31/2014	$10.48380	$10.86800	85,105
01/01/2015 to 12/31/2015	$10.86800	$10.77463	107,556
01/01/2016 to 12/31/2016	$10.77463	$10.72786	97,049
01/01/2017 to 12/31/2017	$10.72786	$10.56918	48,420
01/01/2018 to 12/31/2018	$10.56918	$10.34987	61,119
AST Bond Portfolio 2021
01/04/2010* to 12/31/2010	$9.99739	$10.94672	167,616
01/01/2011 to 12/31/2011	$10.94672	$12.86004	544,749
01/01/2012 to 12/31/2012	$12.86004	$13.41054	71,013
01/01/2013 to 12/31/2013	$13.41054	$12.17858	18,794
01/01/2014 to 12/31/2014	$12.17858	$12.80581	108,864
01/01/2015 to 12/31/2015	$12.80581	$12.72786	68,354
01/01/2016 to 12/31/2016	$12.72786	$12.68220	71,396
01/01/2017 to 12/31/2017	$12.68220	$12.58067	26,796
01/01/2018 to 12/31/2018	$12.58067	$12.29168	10,535
AST Bond Portfolio 2022
01/03/2011* to 12/31/2011	$9.99805	$11.95342	210,502
01/01/2012 to 12/31/2012	$11.95342	$12.35456	480,505
01/01/2013 to 12/31/2013	$12.35456	$10.88848	133,950
01/01/2014 to 12/31/2014	$10.88848	$11.73515	84,267
01/01/2015 to 12/31/2015	$11.73515	$11.69959	131,314
01/01/2016 to 12/31/2016	$11.69959	$11.63394	137,447
01/01/2017 to 12/31/2017	$11.63394	$11.53948	127,375
01/01/2018 to 12/31/2018	$11.53948	$11.25026	70,881

A-113

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2023
01/03/2012* to 12/31/2012	$9.99740	$10.34068	216,854
01/01/2013 to 12/31/2013	$10.34068	$9.06777	798,569
01/01/2014 to 12/31/2014	$9.06777	$9.97216	78,964
01/01/2015 to 12/31/2015	$9.97216	$10.00163	12,591
01/01/2016 to 12/31/2016	$10.00163	$9.95378	2,844
01/01/2017 to 12/31/2017	$9.95378	$9.88524	1,003
01/01/2018 to 12/31/2018	$9.88524	$9.62630	1,068
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	$9.99870	$8.70047	184,335
01/01/2014 to 12/31/2014	$8.70047	$9.73572	194,620
01/01/2015 to 12/31/2015	$9.73572	$9.77696	8,542
01/01/2016 to 12/31/2016	$9.77696	$9.72967	4,031
01/01/2017 to 12/31/2017	$9.72967	$9.66150	80,056
01/01/2018 to 12/31/2018	$9.66150	$9.37256	116,991
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$9.99870	$11.23968	89,028
01/01/2015 to 12/31/2015	$11.23968	$11.19491	347,872
01/01/2016 to 12/31/2016	$11.19491	$11.20268	100,502
01/01/2017 to 12/31/2017	$11.20268	$11.14026	49,803
01/01/2018 to 12/31/2018	$11.14026	$10.79716	54,708
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$9.99870	$9.88219	253,962
01/01/2016 to 12/31/2016	$9.88219	$9.85094	232,087
01/01/2017 to 12/31/2017	$9.85094	$9.85289	114,116
01/01/2018 to 12/31/2018	$9.85289	$9.52005	108,219
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$9.99740	$9.82430	501,618
01/01/2017 to 12/31/2017	$9.82430	$9.85162	181,577
01/01/2018 to 12/31/2018	$9.85162	$9.49786	180,642
AST Bond Portfolio 2028
01/03/2017* to 12/31/2017	$9.99739	$9.98063	8,028
01/01/2018 to 12/31/2018	$9.98063	$9.54455	88,359
AST Bond Portfolio 2029
01/02/2018* to 12/31/2018	$9.99739	$9.60752	13,509
AST Capital Growth Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$7.55713	$9.24870	3,615,050
01/01/2010 to 12/31/2010	$9.24870	$10.23946	3,318,055
01/01/2011 to 12/31/2011	$10.23946	$9.75652	2,982,427
01/01/2012 to 12/31/2012	$9.75652	$10.83425	2,718,892
01/01/2013 to 12/31/2013	$10.83425	$12.97920	2,420,551
01/01/2014 to 12/31/2014	$12.97920	$13.56077	1,561,942
01/01/2015 to 12/31/2015	$13.56077	$13.31271	815,628
01/01/2016 to 12/31/2016	$13.31271	$13.88935	666,581
01/01/2017 to 12/31/2017	$13.88935	$15.99036	636,106
01/01/2018 to 12/31/2018	$15.99036	$14.64173	480,534

A-114

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Cohen & Steers Realty Portfolio
01/01/2009 to 12/31/2009	$7.90822	$10.18788	34,036
01/01/2010 to 12/31/2010	$10.18788	$12.80305	53,001
01/01/2011 to 12/31/2011	$12.80305	$13.32661	32,781
01/01/2012 to 12/31/2012	$13.32661	$15.01023	30,956
01/01/2013 to 12/31/2013	$15.01023	$15.11680	3,890
01/01/2014 to 12/31/2014	$15.11680	$19.32507	7,735
01/01/2015 to 12/31/2015	$19.32507	$19.78515	4,877
01/01/2016 to 12/31/2016	$19.78515	$20.25180	2,683
01/01/2017 to 12/31/2017	$20.25180	$21.01243	1,737
01/01/2018 to 12/31/2018	$21.01243	$19.54042	413
AST Goldman Sachs Large-Cap Value Portfolio
01/01/2009 to 12/31/2009	$6.94763	$8.08619	501,327
01/01/2010 to 12/31/2010	$8.08619	$8.91365	482,472
01/01/2011 to 12/31/2011	$8.91365	$8.22411	480,887
01/01/2012 to 12/31/2012	$8.22411	$9.60991	443,730
01/01/2013 to 12/31/2013	$9.60991	$12.53190	92,480
01/01/2014 to 12/31/2014	$12.53190	$13.84450	59,111
01/01/2015 to 12/31/2015	$13.84450	$12.89437	46,338
01/01/2016 to 12/31/2016	$12.89437	$14.04542	31,905
01/01/2017 to 12/31/2017	$14.04542	$15.05320	34,249
01/01/2018 to 12/31/2018	$15.05320	$13.44417	28,968
AST Goldman Sachs Mid-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$7.35279	$11.27939	87,967
01/01/2010 to 12/31/2010	$11.27939	$13.19808	73,569
01/01/2011 to 12/31/2011	$13.19808	$12.50468	89,324
01/01/2012 to 12/31/2012	$12.50468	$14.60542	110,449
01/01/2013 to 12/31/2013	$14.60542	$18.85354	34,210
01/01/2014 to 12/31/2014	$18.85354	$20.53268	11,987
01/01/2015 to 12/31/2015	$20.53268	$18.91017	19,651
01/01/2016 to 12/31/2016	$18.91017	$18.77042	11,083
01/01/2017 to 12/31/2017	$18.77042	$23.29653	14,707
01/01/2018 to 12/31/2018	$23.29653	$21.75676	5,799
AST Government Money Market Portfolio
01/01/2009 to 12/31/2009	$10.51505	$10.29310	270,651
01/01/2010 to 12/31/2010	$10.29310	$10.05370	118,303
01/01/2011 to 12/31/2011	$10.05370	$9.81991	123,498
01/01/2012 to 12/31/2012	$9.81991	$9.58930	108,113
01/01/2013 to 12/31/2013	$9.58930	$9.36410	92,874
01/01/2014 to 12/31/2014	$9.36410	$9.14393	83,716
01/01/2015 to 12/31/2015	$9.14393	$8.92917	71,860
01/01/2016 to 12/31/2016	$8.92917	$8.71982	63,982
01/01/2017 to 12/31/2017	$8.71982	$8.54443	40,139
01/01/2018 to 12/31/2018	$8.54443	$8.45101	73,151
AST Hotchkis & Wiley Large-Cap Value Portfolio
01/01/2009 to 12/31/2009	$6.56974	$7.66217	252,500
01/01/2010 to 12/31/2010	$7.66217	$8.46683	236,519
01/01/2011 to 12/31/2011	$8.46683	$7.92228	185,189
01/01/2012 to 12/31/2012	$7.92228	$9.04219	184,775
01/01/2013 to 12/31/2013	$9.04219	$12.34949	180,707
01/01/2014 to 12/31/2014	$12.34949	$13.71704	101,622
01/01/2015 to 12/31/2015	$13.71704	$12.34509	14,650
01/01/2016 to 12/31/2016	$12.34509	$14.45317	17,791
01/01/2017 to 12/31/2017	$14.45317	$16.82342	15,577
01/01/2018 to 12/31/2018	$16.82342	$14.10117	8,884

A-115

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST International Growth Portfolio
01/01/2009 to 12/31/2009	$7.48773	$9.89202	353,756
01/01/2010 to 12/31/2010	$9.89202	$11.06016	357,084
01/01/2011 to 12/31/2011	$11.06016	$9.40467	301,408
01/01/2012 to 12/31/2012	$9.40467	$11.05365	286,029
01/01/2013 to 12/31/2013	$11.05365	$12.85094	100,820
01/01/2014 to 12/31/2014	$12.85094	$11.85565	62,558
01/01/2015 to 12/31/2015	$11.85565	$11.94146	9,574
01/01/2016 to 12/31/2016	$11.94146	$11.22087	8,339
01/01/2017 to 12/31/2017	$11.22087	$14.84003	9,042
01/01/2018 to 12/31/2018	$14.84003	$12.55768	9,110
AST International Value Portfolio
01/01/2009 to 12/31/2009	$8.33206	$10.61768	102,503
01/01/2010 to 12/31/2010	$10.61768	$11.51745	105,211
01/01/2011 to 12/31/2011	$11.51745	$9.83558	92,403
01/01/2012 to 12/31/2012	$9.83558	$11.20583	102,146
01/01/2013 to 12/31/2013	$11.20583	$13.07285	82,513
01/01/2014 to 12/31/2014	$13.07285	$11.90988	33,812
01/01/2015 to 12/31/2015	$11.90988	$11.72498	9,535
01/01/2016 to 12/31/2016	$11.72498	$11.51663	8,298
01/01/2017 to 12/31/2017	$11.51663	$13.81250	9,414
01/01/2018 to 12/31/2018	$13.81250	$11.30985	9,463
AST Investment Grade Bond Portfolio
01/01/2009 to 12/31/2009	$10.89929	$11.84619	0
01/01/2010 to 12/31/2010	$11.84619	$12.81855	0
01/01/2011 to 12/31/2011	$12.81855	$14.07577	0
01/01/2012 to 12/31/2012	$14.07577	$15.03673	0
01/01/2013 to 12/31/2013	$15.03673	$14.21611	0
01/01/2014 to 12/31/2014	$14.21611	$14.81629	0
01/01/2015 to 12/31/2015	$14.81629	$14.63790	0
01/01/2016 to 12/31/2016	$14.63790	$14.89578	0
01/01/2017 to 12/31/2017	$14.89578	$15.17393	0
01/01/2018 to 12/31/2018	$15.17393	$14.77591	0
AST J.P. Morgan International Equity Portfolio
01/01/2009 to 12/31/2009	$7.76730	$10.30640	60,112
01/01/2010 to 12/31/2010	$10.30640	$10.78595	47,801
01/01/2011 to 12/31/2011	$10.78595	$9.56901	37,010
01/01/2012 to 12/31/2012	$9.56901	$11.39099	37,421
01/01/2013 to 12/31/2013	$11.39099	$12.83196	11,747
01/01/2014 to 12/31/2014	$12.83196	$11.73282	6,209
01/01/2015 to 12/31/2015	$11.73282	$11.13680	12,063
01/01/2016 to 12/31/2016	$11.13680	$11.08575	567
01/01/2017 to 12/31/2017	$11.08575	$14.03388	654
01/01/2018 to 12/31/2018	$14.03388	$11.30856	253
AST Loomis Sayles Large-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$7.00907	$8.88112	718,290
01/01/2010 to 12/31/2010	$8.88112	$10.38556	655,807
01/01/2011 to 12/31/2011	$10.38556	$10.04913	540,071
01/01/2012 to 12/31/2012	$10.04913	$11.01626	509,444
01/01/2013 to 12/31/2013	$11.01626	$14.69608	175,305
01/01/2014 to 12/31/2014	$14.69608	$15.87047	78,691
01/01/2015 to 12/31/2015	$15.87047	$17.05847	23,151
01/01/2016 to 12/31/2016	$17.05847	$17.58744	25,050
01/01/2017 to 12/31/2017	$17.58744	$22.84151	21,983
01/01/2018 to 12/31/2018	$22.84151	$21.70232	14,447

A-116

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST MFS Growth Portfolio
01/01/2009 to 12/31/2009	$8.00697	$9.71911	92,638
01/01/2010 to 12/31/2010	$9.71911	$10.70426	86,969
01/01/2011 to 12/31/2011	$10.70426	$10.39107	111,179
01/01/2012 to 12/31/2012	$10.39107	$11.88008	162,103
01/01/2013 to 12/31/2013	$11.88008	$15.85930	78,589
01/01/2014 to 12/31/2014	$15.85930	$16.83553	51,186
01/01/2015 to 12/31/2015	$16.83553	$17.62836	23,144
01/01/2016 to 12/31/2016	$17.62836	$17.54417	13,155
01/01/2017 to 12/31/2017	$17.54417	$22.39432	16,446
01/01/2018 to 12/31/2018	$22.39432	$22.33522	15,125
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/01/2009 to 12/31/2009	$6.64671	$9.12858	101,178
01/01/2010 to 12/31/2010	$9.12858	$11.00334	113,459
01/01/2011 to 12/31/2011	$11.00334	$10.47824	78,585
01/01/2012 to 12/31/2012	$10.47824	$11.98415	79,911
01/01/2013 to 12/31/2013	$11.98415	$16.61868	22,418
01/01/2014 to 12/31/2014	$16.61868	$18.54070	14,761
01/01/2015 to 12/31/2015	$18.54070	$17.08431	3,350
01/01/2016 to 12/31/2016	$17.08431	$19.72528	2,996
01/01/2017 to 12/31/2017	$19.72528	$21.91928	4,696
01/01/2018 to 12/31/2018	$21.91928	$17.88209	2,394
AST Preservation Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$8.82686	$10.34662	1,676,258
01/01/2010 to 12/31/2010	$10.34662	$11.17164	1,322,949
01/01/2011 to 12/31/2011	$11.17164	$11.01826	1,558,108
01/01/2012 to 12/31/2012	$11.01826	$11.87506	1,408,706
01/01/2013 to 12/31/2013	$11.87506	$12.66430	907,739
01/01/2014 to 12/31/2014	$12.66430	$13.08096	635,823
01/01/2015 to 12/31/2015	$13.08096	$12.79188	411,128
01/01/2016 to 12/31/2016	$12.79188	$13.18220	343,713
01/01/2017 to 12/31/2017	$13.18220	$14.17732	366,417
01/01/2018 to 12/31/2018	$14.17732	$13.44922	326,301
AST Small-Cap Growth Opportunities Portfolio
01/01/2009 to 12/31/2009	$7.12045	$9.22414	197,564
01/01/2010 to 12/31/2010	$9.22414	$11.93909	163,532
01/01/2011 to 12/31/2011	$11.93909	$10.13023	139,273
01/01/2012 to 12/31/2012	$10.13023	$11.87750	141,403
01/01/2013 to 12/31/2013	$11.87750	$16.33210	57,536
01/01/2014 to 12/31/2014	$16.33210	$16.73629	31,781
01/01/2015 to 12/31/2015	$16.73629	$16.56107	8,640
01/01/2016 to 12/31/2016	$16.56107	$17.41795	10,976
01/01/2017 to 12/31/2017	$17.41795	$21.71988	9,135
01/01/2018 to 12/31/2018	$21.71988	$18.90691	6,015
AST Small-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$7.57203	$9.90130	53,476
01/01/2010 to 12/31/2010	$9.90130	$13.18991	74,209
01/01/2011 to 12/31/2011	$13.18991	$12.75426	34,677
01/01/2012 to 12/31/2012	$12.75426	$13.97052	27,900
01/01/2013 to 12/31/2013	$13.97052	$18.44084	34,557
01/01/2014 to 12/31/2014	$18.44084	$18.69519	19,151
01/01/2015 to 12/31/2015	$18.69519	$18.39928	8,846
01/01/2016 to 12/31/2016	$18.39928	$20.13778	4,451
01/01/2017 to 12/31/2017	$20.13778	$24.36913	6,928
01/01/2018 to 12/31/2018	$24.36913	$21.79356	6,147

A-117

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Small-Cap Value Portfolio
01/01/2009 to 12/31/2009	$7.84757	$9.73231	220,227
01/01/2010 to 12/31/2010	$9.73231	$11.97427	205,882
01/01/2011 to 12/31/2011	$11.97427	$10.99443	170,842
01/01/2012 to 12/31/2012	$10.99443	$12.68539	158,555
01/01/2013 to 12/31/2013	$12.68539	$17.02057	65,430
01/01/2014 to 12/31/2014	$17.02057	$17.49620	46,586
01/01/2015 to 12/31/2015	$17.49620	$16.34869	13,025
01/01/2016 to 12/31/2016	$16.34869	$20.62803	8,244
01/01/2017 to 12/31/2017	$20.62803	$21.62452	6,567
01/01/2018 to 12/31/2018	$21.62452	$17.50814	5,024
AST T. Rowe Price Large-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$7.62365	$11.41785	308,179
01/01/2010 to 12/31/2010	$11.41785	$12.91253	288,916
01/01/2011 to 12/31/2011	$12.91253	$12.39578	221,048
01/01/2012 to 12/31/2012	$12.39578	$14.23224	195,144
01/01/2013 to 12/31/2013	$14.23224	$20.01674	179,710
01/01/2014 to 12/31/2014	$20.01674	$21.17760	77,982
01/01/2015 to 12/31/2015	$21.17760	$22.66184	34,686
01/01/2016 to 12/31/2016	$22.66184	$22.72778	16,424
01/01/2017 to 12/31/2017	$22.72778	$30.60425	13,712
01/01/2018 to 12/31/2018	$30.60425	$31.03649	9,474
AST T. Rowe Price Large-Cap Value Portfolio
01/01/2009 to 12/31/2009	$7.65823	$8.84371	68,646
01/01/2010 to 12/31/2010	$8.84371	$9.71052	68,766
01/01/2011 to 12/31/2011	$9.71052	$9.43593	57,567
01/01/2012 to 12/31/2012	$9.43593	$10.44867	66,361
01/01/2013 to 12/31/2013	$10.44867	$13.73648	39,489
01/01/2014 to 12/31/2014	$13.73648	$13.62273	17,120
01/01/2015 to 12/31/2015	$13.62273	$12.49597	9,152
01/01/2016 to 12/31/2016	$12.49597	$12.95087	8,609
01/01/2017 to 12/31/2017	$12.95087	$14.74088	9,628
01/01/2018 to 12/31/2018	$14.74088	$12.99493	9,242
AST Templeton Global Bond Portfolio
01/01/2009 to 12/31/2009	$9.94303	$10.88572	120,389
01/01/2010 to 12/31/2010	$10.88572	$11.24043	105,948
01/01/2011 to 12/31/2011	$11.24043	$11.42946	84,604
01/01/2012 to 12/31/2012	$11.42946	$11.74362	89,486
01/01/2013 to 12/31/2013	$11.74362	$11.03718	4,955
01/01/2014 to 12/31/2014	$11.03718	$10.83786	3,898
01/01/2015 to 12/31/2015	$10.83786	$10.09437	1,830
01/01/2016 to 12/31/2016	$10.09437	$10.28725	1,789
01/01/2017 to 12/31/2017	$10.28725	$10.25119	1,216
01/01/2018 to 12/31/2018	$10.25119	$10.20902	238
AST WEDGE Capital Mid-Cap Value Portfolio
01/01/2009 to 12/31/2009	$6.95975	$9.43897	8,975
01/01/2010 to 12/31/2010	$9.43897	$11.39339	27,296
01/01/2011 to 12/31/2011	$11.39339	$10.74204	31,753
01/01/2012 to 12/31/2012	$10.74204	$12.42041	47,715
01/01/2013 to 12/31/2013	$12.42041	$16.06015	45,268
01/01/2014 to 12/31/2014	$16.06015	$18.03039	25,824
01/01/2015 to 12/31/2015	$18.03039	$16.44307	1,957
01/01/2016 to 12/31/2016	$16.44307	$18.30497	1,588
01/01/2017 to 12/31/2017	$18.30497	$21.18852	1,775
01/01/2018 to 12/31/2018	$21.18852	$17.26889	1,407

A-118

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Western Asset Core Plus Bond Portfolio
01/01/2009 to 12/31/2009	$9.22905	$10.06033	142,410
01/01/2010 to 12/31/2010	$10.06033	$10.58998	134,991
01/01/2011 to 12/31/2011	$10.58998	$10.96466	101,814
01/01/2012 to 12/31/2012	$10.96466	$11.54738	106,538
01/01/2013 to 12/31/2013	$11.54738	$11.10772	106,173
01/01/2014 to 12/31/2014	$11.10772	$11.62736	145,274
01/01/2015 to 12/31/2015	$11.62736	$11.49459	96,684
01/01/2016 to 12/31/2016	$11.49459	$11.80314	54,185
01/01/2017 to 12/31/2017	$11.80314	$12.25357	61,065
01/01/2018 to 12/31/2018	$12.25357	$11.69319	50,709
Wells Fargo VT International Equity Fund - Class 1
07/16/2010* to 12/31/2010	$9.05336	$10.91120	439
01/01/2011 to 12/31/2011	$10.91120	$9.29225	0
01/01/2012 to 12/31/2012	$9.29225	$10.31484	0
01/01/2013 to 12/31/2013	$10.31484	$12.08080	0
01/01/2014 to 12/31/2014	$12.08080	$11.17154	0
01/01/2015 to 12/31/2015	$11.17154	$11.15942	0
01/01/2016 to 12/31/2016	$11.15942	$11.25253	0
01/01/2017 to 12/31/2017	$11.25253	$13.72055	0
01/01/2018 to 12/31/2018	$13.72055	$11.13764	0
Wells Fargo VT Omega Growth Fund - Class 1
07/16/2010* to 12/31/2010	$11.10830	$13.96328	2,254
01/01/2011 to 12/31/2011	$13.96328	$12.90518	1,404
01/01/2012 to 12/31/2012	$12.90518	$15.21696	1,044
01/01/2013 to 12/31/2013	$15.21696	$20.83556	331
01/01/2014 to 12/31/2014	$20.83556	$21.17758	378
01/01/2015 to 12/31/2015	$21.17758	$21.01519	224
01/01/2016 to 12/31/2016	$21.01519	$20.68005	112
01/01/2017 to 12/31/2017	$20.68005	$27.25456	309
01/01/2018 to 12/31/2018	$27.25456	$26.74847	106
*Denotes the start date of these sub-accounts

A-119

Optimum
Prudential Annuities Life Assurance Corporation
Statement of Additional Information
ACCUMULATION UNIT VALUES: With LT5, HDV and EBP (2.60%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$7.69514	$9.32079	68,058
01/01/2010 to 12/31/2010	$9.32079	$10.16475	52,394
01/01/2011 to 12/31/2011	$10.16475	$9.63767	46,603
01/01/2012 to 12/31/2012	$9.63767	$10.56621	45,787
01/01/2013 to 12/31/2013	$10.56621	$11.31797	32,719
01/01/2014 to 12/31/2014	$11.31797	$11.44466	31,309
01/01/2015 to 12/31/2015	$11.44466	$10.78821	23,441
01/01/2016 to 12/31/2016	$10.78821	$11.17421	21,243
01/01/2017 to 12/31/2017	$11.17421	$12.25445	19,071
01/01/2018 to 12/31/2018	$12.25445	$10.96317	15,784
AST Balanced Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$7.95965	$9.55901	148,734
01/01/2010 to 12/31/2010	$9.55901	$10.45715	111,834
01/01/2011 to 12/31/2011	$10.45715	$10.06190	100,473
01/01/2012 to 12/31/2012	$10.06190	$11.02249	100,679
01/01/2013 to 12/31/2013	$11.02249	$12.63063	94,962
01/01/2014 to 12/31/2014	$12.63063	$13.10456	91,039
01/01/2015 to 12/31/2015	$13.10456	$12.82457	77,535
01/01/2016 to 12/31/2016	$12.82457	$13.27871	69,862
01/01/2017 to 12/31/2017	$13.27871	$14.86240	67,590
01/01/2018 to 12/31/2018	$14.86240	$13.75968	60,802
AST BlackRock Low Duration Bond Portfolio
01/01/2009 to 12/31/2009	$10.33505	$11.09615	167,258
01/01/2010 to 12/31/2010	$11.09615	$11.22900	1,664
01/01/2011 to 12/31/2011	$11.22900	$11.18355	1,658
01/01/2012 to 12/31/2012	$11.18355	$11.40370	1,577
01/01/2013 to 12/31/2013	$11.40370	$10.86572	630
01/01/2014 to 12/31/2014	$10.86572	$10.57292	657
01/01/2015 to 12/31/2015	$10.57292	$10.34776	241
01/01/2016 to 12/31/2016	$10.34776	$10.24450	233
01/01/2017 to 12/31/2017	$10.24450	$10.14886	270
01/01/2018 to 12/31/2018	$10.14886	$9.95724	80
AST BlackRock/Loomis Sayles Bond Portfolio
01/01/2009 to 12/31/2009	$10.21654	$11.59548	37,289
01/01/2010 to 12/31/2010	$11.59548	$12.16575	25,667
01/01/2011 to 12/31/2011	$12.16575	$12.22671	23,137
01/01/2012 to 12/31/2012	$12.22671	$13.01836	24,638
01/01/2013 to 12/31/2013	$13.01836	$12.44693	16,372
01/01/2014 to 12/31/2014	$12.44693	$12.63628	23,622
01/01/2015 to 12/31/2015	$12.63628	$12.04831	16,295
01/01/2016 to 12/31/2016	$12.04831	$12.23193	3,603
01/01/2017 to 12/31/2017	$12.23193	$12.43447	1,622
01/01/2018 to 12/31/2018	$12.43447	$12.02949	406

A-120

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2018
01/01/2009 to 12/31/2009	$12.47595	$11.41636	90,467
01/01/2010 to 12/31/2010	$11.41636	$12.36341	66,204
01/01/2011 to 12/31/2011	$12.36341	$13.67793	30,954
01/01/2012 to 12/31/2012	$13.67793	$14.08319	11,776
01/01/2013 to 12/31/2013	$14.08319	$13.28592	2,376
01/01/2014 to 12/31/2014	$13.28592	$13.28512	2,371
01/01/2015 to 12/31/2015	$13.28512	$13.04452	2,366
01/01/2016 to 12/31/2016	$13.04452	$12.91050	2,362
01/01/2017 to 12/31/2017	$12.91050	$12.66531	50,239
01/01/2018 to 12/31/2018	$12.66531	$12.42791	0
AST Bond Portfolio 2019
01/01/2009 to 12/31/2009	$12.54732	$11.27991	29,487
01/01/2010 to 12/31/2010	$11.27991	$12.23489	13,077
01/01/2011 to 12/31/2011	$12.23489	$13.82101	8,076
01/01/2012 to 12/31/2012	$13.82101	$14.24978	51,974
01/01/2013 to 12/31/2013	$14.24978	$13.20865	48,694
01/01/2014 to 12/31/2014	$13.20865	$13.41382	40,872
01/01/2015 to 12/31/2015	$13.41382	$13.20506	50,048
01/01/2016 to 12/31/2016	$13.20506	$13.04855	45,641
01/01/2017 to 12/31/2017	$13.04855	$12.80680	81,377
01/01/2018 to 12/31/2018	$12.80680	$12.54254	132,584
AST Bond Portfolio 2020
01/02/2009* to 12/31/2009	$9.99856	$8.71725	0
01/01/2010 to 12/31/2010	$8.71725	$9.49620	126,793
01/01/2011 to 12/31/2011	$9.49620	$10.97729	29,729
01/01/2012 to 12/31/2012	$10.97729	$11.36708	3,135
01/01/2013 to 12/31/2013	$11.36708	$10.35016	66,633
01/01/2014 to 12/31/2014	$10.35016	$10.70203	48,228
01/01/2015 to 12/31/2015	$10.70203	$10.58294	42,720
01/01/2016 to 12/31/2016	$10.58294	$10.51000	41,596
01/01/2017 to 12/31/2017	$10.51000	$10.32807	18,808
01/01/2018 to 12/31/2018	$10.32807	$10.08743	20,087
AST Bond Portfolio 2021
01/04/2010* to 12/31/2010	$9.99711	$10.91867	34,608
01/01/2011 to 12/31/2011	$10.91867	$12.79442	82,674
01/01/2012 to 12/31/2012	$12.79442	$13.30787	32,292
01/01/2013 to 12/31/2013	$13.30787	$12.05445	10,826
01/01/2014 to 12/31/2014	$12.05445	$12.64288	21,053
01/01/2015 to 12/31/2015	$12.64288	$12.53383	23,056
01/01/2016 to 12/31/2016	$12.53383	$12.45701	22,486
01/01/2017 to 12/31/2017	$12.45701	$12.32568	19,446
01/01/2018 to 12/31/2018	$12.32568	$12.01163	21,965
AST Bond Portfolio 2022
01/03/2011* to 12/31/2011	$9.99784	$11.92297	75,766
01/01/2012 to 12/31/2012	$11.92297	$12.29148	117,699
01/01/2013 to 12/31/2013	$12.29148	$10.80505	9,066
01/01/2014 to 12/31/2014	$10.80505	$11.61541	1,620
01/01/2015 to 12/31/2015	$11.61541	$11.55048	2,066
01/01/2016 to 12/31/2016	$11.55048	$11.45643	2,112
01/01/2017 to 12/31/2017	$11.45643	$11.33437	2,159
01/01/2018 to 12/31/2018	$11.33437	$11.02175	2,784

A-121

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2023
01/03/2012* to 12/31/2012	$9.99712	$10.31411	38,730
01/01/2013 to 12/31/2013	$10.31411	$9.02128	235,679
01/01/2014 to 12/31/2014	$9.02128	$9.89543	140,302
01/01/2015 to 12/31/2015	$9.89543	$9.89913	36,239
01/01/2016 to 12/31/2016	$9.89913	$9.82654	33,127
01/01/2017 to 12/31/2017	$9.82654	$9.73399	33,116
01/01/2018 to 12/31/2018	$9.73399	$9.45462	31,187
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	$9.99856	$8.67833	83,093
01/01/2014 to 12/31/2014	$8.67833	$9.68612	68,927
01/01/2015 to 12/31/2015	$9.68612	$9.70225	10,325
01/01/2016 to 12/31/2016	$9.70225	$9.63075	0
01/01/2017 to 12/31/2017	$9.63075	$9.53881	16,606
01/01/2018 to 12/31/2018	$9.53881	$9.22962	4,440
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$9.99856	$11.21090	16,540
01/01/2015 to 12/31/2015	$11.21090	$11.13756	164,746
01/01/2016 to 12/31/2016	$11.13756	$11.11677	10,108
01/01/2017 to 12/31/2017	$11.11677	$11.02659	0
01/01/2018 to 12/31/2018	$11.02659	$10.65947	0
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$9.99856	$9.85692	39,835
01/01/2016 to 12/31/2016	$9.85692	$9.80066	176,284
01/01/2017 to 12/31/2017	$9.80066	$9.77766	142,155
01/01/2018 to 12/31/2018	$9.77766	$9.42312	143,034
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$9.99712	$9.79912	70,732
01/01/2017 to 12/31/2017	$9.79912	$9.80132	55,479
01/01/2018 to 12/31/2018	$9.80132	$9.42499	63,909
AST Bond Portfolio 2028
01/03/2017* to 12/31/2017	$9.99711	$9.95508	9,110
01/01/2018 to 12/31/2018	$9.95508	$9.49565	12,624
AST Bond Portfolio 2029
01/02/2018* to 12/31/2018	$9.99711	$9.58282	20,435
AST Capital Growth Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$7.49779	$9.15263	169,320
01/01/2010 to 12/31/2010	$9.15263	$10.10712	140,900
01/01/2011 to 12/31/2011	$10.10712	$9.60597	118,744
01/01/2012 to 12/31/2012	$9.60597	$10.63967	81,230
01/01/2013 to 12/31/2013	$10.63967	$12.71356	123,907
01/01/2014 to 12/31/2014	$12.71356	$13.24923	116,508
01/01/2015 to 12/31/2015	$13.24923	$12.97358	99,322
01/01/2016 to 12/31/2016	$12.97358	$13.50101	83,246
01/01/2017 to 12/31/2017	$13.50101	$15.50366	79,875
01/01/2018 to 12/31/2018	$15.50366	$14.15952	40,274

A-122

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Cohen & Steers Realty Portfolio
01/01/2009 to 12/31/2009	$7.83135	$10.06304	1,516
01/01/2010 to 12/31/2010	$10.06304	$12.61395	1,087
01/01/2011 to 12/31/2011	$12.61395	$13.09630	770
01/01/2012 to 12/31/2012	$13.09630	$14.71293	809
01/01/2013 to 12/31/2013	$14.71293	$14.77942	85
01/01/2014 to 12/31/2014	$14.77942	$18.84559	60
01/01/2015 to 12/31/2015	$18.84559	$19.24479	37
01/01/2016 to 12/31/2016	$19.24479	$19.64845	40
01/01/2017 to 12/31/2017	$19.64845	$20.33430	127
01/01/2018 to 12/31/2018	$20.33430	$18.86108	68
AST Goldman Sachs Large-Cap Value Portfolio
01/01/2009 to 12/31/2009	$6.88004	$7.98694	9,354
01/01/2010 to 12/31/2010	$7.98694	$8.78190	7,741
01/01/2011 to 12/31/2011	$8.78190	$8.08196	19,783
01/01/2012 to 12/31/2012	$8.08196	$9.41958	12,859
01/01/2013 to 12/31/2013	$9.41958	$12.25227	13,120
01/01/2014 to 12/31/2014	$12.25227	$13.50099	12,179
01/01/2015 to 12/31/2015	$13.50099	$12.54215	9,727
01/01/2016 to 12/31/2016	$12.54215	$13.62679	695
01/01/2017 to 12/31/2017	$13.62679	$14.56723	1,088
01/01/2018 to 12/31/2018	$14.56723	$12.97661	565
AST Goldman Sachs Mid-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$7.28118	$11.14097	352
01/01/2010 to 12/31/2010	$11.14097	$13.00287	826
01/01/2011 to 12/31/2011	$13.00287	$12.28825	221
01/01/2012 to 12/31/2012	$12.28825	$14.31583	250
01/01/2013 to 12/31/2013	$14.31583	$18.43247	284
01/01/2014 to 12/31/2014	$18.43247	$20.02280	296
01/01/2015 to 12/31/2015	$20.02280	$18.39335	452
01/01/2016 to 12/31/2016	$18.39335	$18.21086	364
01/01/2017 to 12/31/2017	$18.21086	$22.54443	579
01/01/2018 to 12/31/2018	$22.54443	$21.00020	1,367
AST Government Money Market Portfolio
01/01/2009 to 12/31/2009	$10.41288	$10.16715	122,070
01/01/2010 to 12/31/2010	$10.16715	$9.90535	12,010
01/01/2011 to 12/31/2011	$9.90535	$9.65043	25,798
01/01/2012 to 12/31/2012	$9.65043	$9.39983	25,211
01/01/2013 to 12/31/2013	$9.39983	$9.15546	2,679
01/01/2014 to 12/31/2014	$9.15546	$8.91737	7,760
01/01/2015 to 12/31/2015	$8.91737	$8.68553	5,806
01/01/2016 to 12/31/2016	$8.68553	$8.46045	3,375
01/01/2017 to 12/31/2017	$8.46045	$8.26901	2,161
01/01/2018 to 12/31/2018	$8.26901	$8.15745	457
AST Hotchkis & Wiley Large-Cap Value Portfolio
01/01/2009 to 12/31/2009	$6.50595	$7.56831	51
01/01/2010 to 12/31/2010	$7.56831	$8.34177	91
01/01/2011 to 12/31/2011	$8.34177	$7.78523	55
01/01/2012 to 12/31/2012	$7.78523	$8.86302	0
01/01/2013 to 12/31/2013	$8.86302	$12.07377	1,543
01/01/2014 to 12/31/2014	$12.07377	$13.37652	1,281
01/01/2015 to 12/31/2015	$13.37652	$12.00784	490
01/01/2016 to 12/31/2016	$12.00784	$14.02239	430
01/01/2017 to 12/31/2017	$14.02239	$16.28041	750
01/01/2018 to 12/31/2018	$16.28041	$13.61088	551

A-123

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST International Growth Portfolio
01/01/2009 to 12/31/2009	$7.41496	$9.77092	2,752
01/01/2010 to 12/31/2010	$9.77092	$10.89685	405
01/01/2011 to 12/31/2011	$10.89685	$9.24206	150
01/01/2012 to 12/31/2012	$9.24206	$10.83472	186
01/01/2013 to 12/31/2013	$10.83472	$12.56422	290
01/01/2014 to 12/31/2014	$12.56422	$11.56139	292
01/01/2015 to 12/31/2015	$11.56139	$11.61526	189
01/01/2016 to 12/31/2016	$11.61526	$10.88649	139
01/01/2017 to 12/31/2017	$10.88649	$14.36104	318
01/01/2018 to 12/31/2018	$14.36104	$12.12106	95
AST International Value Portfolio
01/01/2009 to 12/31/2009	$8.25108	$10.48755	1,940
01/01/2010 to 12/31/2010	$10.48755	$11.34710	1,149
01/01/2011 to 12/31/2011	$11.34710	$9.66539	1,084
01/01/2012 to 12/31/2012	$9.66539	$10.98364	1,021
01/01/2013 to 12/31/2013	$10.98364	$12.78085	331
01/01/2014 to 12/31/2014	$12.78085	$11.61406	827
01/01/2015 to 12/31/2015	$11.61406	$11.40455	632
01/01/2016 to 12/31/2016	$11.40455	$11.17312	342
01/01/2017 to 12/31/2017	$11.17312	$13.36633	0
01/01/2018 to 12/31/2018	$13.36633	$10.91630	0
AST Investment Grade Bond Portfolio
01/01/2009 to 12/31/2009	$10.88508	$11.80058	0
01/01/2010 to 12/31/2010	$11.80058	$12.73638	0
01/01/2011 to 12/31/2011	$12.73638	$13.94983	0
01/01/2012 to 12/31/2012	$13.94983	$14.86389	0
01/01/2013 to 12/31/2013	$14.86389	$14.01666	0
01/01/2014 to 12/31/2014	$14.01666	$14.57106	0
01/01/2015 to 12/31/2015	$14.57106	$14.35871	0
01/01/2016 to 12/31/2016	$14.35871	$14.57435	0
01/01/2017 to 12/31/2017	$14.57435	$14.80860	0
01/01/2018 to 12/31/2018	$14.80860	$14.38295	0
AST J.P. Morgan International Equity Portfolio
01/01/2009 to 12/31/2009	$7.69180	$10.18002	60
01/01/2010 to 12/31/2010	$10.18002	$10.62653	211
01/01/2011 to 12/31/2011	$10.62653	$9.40345	152
01/01/2012 to 12/31/2012	$9.40345	$11.16520	196
01/01/2013 to 12/31/2013	$11.16520	$12.54551	208
01/01/2014 to 12/31/2014	$12.54551	$11.44153	185
01/01/2015 to 12/31/2015	$11.44153	$10.83258	124
01/01/2016 to 12/31/2016	$10.83258	$10.75553	139
01/01/2017 to 12/31/2017	$10.75553	$13.58119	266
01/01/2018 to 12/31/2018	$13.58119	$10.91549	2,718
AST Loomis Sayles Large-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$6.94112	$8.77263	9,810
01/01/2010 to 12/31/2010	$8.77263	$10.23241	6,541
01/01/2011 to 12/31/2011	$10.23241	$9.87570	4,812
01/01/2012 to 12/31/2012	$9.87570	$10.79837	4,805
01/01/2013 to 12/31/2013	$10.79837	$14.36845	3,945
01/01/2014 to 12/31/2014	$14.36845	$15.47693	5,196
01/01/2015 to 12/31/2015	$15.47693	$16.59283	3,992
01/01/2016 to 12/31/2016	$16.59283	$17.06366	993
01/01/2017 to 12/31/2017	$17.06366	$22.10471	1,066
01/01/2018 to 12/31/2018	$22.10471	$20.94821	434

A-124

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST MFS Growth Portfolio
01/01/2009 to 12/31/2009	$7.92915	$9.59998	11,690
01/01/2010 to 12/31/2010	$9.59998	$10.54600	10,531
01/01/2011 to 12/31/2011	$10.54600	$10.21120	8,789
01/01/2012 to 12/31/2012	$10.21120	$11.64449	8,260
01/01/2013 to 12/31/2013	$11.64449	$15.50501	6,420
01/01/2014 to 12/31/2014	$15.50501	$16.41734	5,819
01/01/2015 to 12/31/2015	$16.41734	$17.14649	5,253
01/01/2016 to 12/31/2016	$17.14649	$17.02095	0
01/01/2017 to 12/31/2017	$17.02095	$21.67110	0
01/01/2018 to 12/31/2018	$21.67110	$21.55830	0
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/01/2009 to 12/31/2009	$6.58196	$9.01655	1,926
01/01/2010 to 12/31/2010	$9.01655	$10.84057	5,126
01/01/2011 to 12/31/2011	$10.84057	$10.29688	1,230
01/01/2012 to 12/31/2012	$10.29688	$11.74656	1,377
01/01/2013 to 12/31/2013	$11.74656	$16.24753	538
01/01/2014 to 12/31/2014	$16.24753	$18.08026	466
01/01/2015 to 12/31/2015	$18.08026	$16.61739	209
01/01/2016 to 12/31/2016	$16.61739	$19.13725	195
01/01/2017 to 12/31/2017	$19.13725	$21.21153	263
01/01/2018 to 12/31/2018	$21.21153	$17.26016	1,550
AST Preservation Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$8.75736	$10.23885	246,656
01/01/2010 to 12/31/2010	$10.23885	$11.02704	201,065
01/01/2011 to 12/31/2011	$11.02704	$10.84796	203,285
01/01/2012 to 12/31/2012	$10.84796	$11.66151	188,003
01/01/2013 to 12/31/2013	$11.66151	$12.40470	139,625
01/01/2014 to 12/31/2014	$12.40470	$12.78005	149,631
01/01/2015 to 12/31/2015	$12.78005	$12.46563	128,582
01/01/2016 to 12/31/2016	$12.46563	$12.81325	113,680
01/01/2017 to 12/31/2017	$12.81325	$13.74537	127,057
01/01/2018 to 12/31/2018	$13.74537	$13.00589	109,646
AST Small-Cap Growth Opportunities Portfolio
01/01/2009 to 12/31/2009	$7.05126	$9.11116	4,101
01/01/2010 to 12/31/2010	$9.11116	$11.76272	3,659
01/01/2011 to 12/31/2011	$11.76272	$9.95505	2,792
01/01/2012 to 12/31/2012	$9.95505	$11.64208	2,747
01/01/2013 to 12/31/2013	$11.64208	$15.96740	2,094
01/01/2014 to 12/31/2014	$15.96740	$16.32071	1,876
01/01/2015 to 12/31/2015	$16.32071	$16.10855	1,654
01/01/2016 to 12/31/2016	$16.10855	$16.89879	90
01/01/2017 to 12/31/2017	$16.89879	$21.01884	251
01/01/2018 to 12/31/2018	$21.01884	$18.24948	342
AST Small-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$7.49842	$9.77994	350
01/01/2010 to 12/31/2010	$9.77994	$12.99493	406
01/01/2011 to 12/31/2011	$12.99493	$12.53366	172
01/01/2012 to 12/31/2012	$12.53366	$13.69354	222
01/01/2013 to 12/31/2013	$13.69354	$18.02909	540
01/01/2014 to 12/31/2014	$18.02909	$18.23095	535
01/01/2015 to 12/31/2015	$18.23095	$17.89639	277
01/01/2016 to 12/31/2016	$17.89639	$19.53743	215
01/01/2017 to 12/31/2017	$19.53743	$23.58233	318
01/01/2018 to 12/31/2018	$23.58233	$21.03552	1,622

A-125

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Small-Cap Value Portfolio
01/01/2009 to 12/31/2009	$7.77131	$9.61301	4,575
01/01/2010 to 12/31/2010	$9.61301	$11.79720	3,595
01/01/2011 to 12/31/2011	$11.79720	$10.80410	2,958
01/01/2012 to 12/31/2012	$10.80410	$12.43371	3,073
01/01/2013 to 12/31/2013	$12.43371	$16.64016	2,235
01/01/2014 to 12/31/2014	$16.64016	$17.06140	2,107
01/01/2015 to 12/31/2015	$17.06140	$15.90156	1,834
01/01/2016 to 12/31/2016	$15.90156	$20.01250	346
01/01/2017 to 12/31/2017	$20.01250	$20.92584	250
01/01/2018 to 12/31/2018	$20.92584	$16.89891	357
AST T. Rowe Price Large-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$7.54961	$11.27812	5,735
01/01/2010 to 12/31/2010	$11.27812	$12.72189	5,086
01/01/2011 to 12/31/2011	$12.72189	$12.18154	3,744
01/01/2012 to 12/31/2012	$12.18154	$13.95040	3,473
01/01/2013 to 12/31/2013	$13.95040	$19.57019	3,071
01/01/2014 to 12/31/2014	$19.57019	$20.65228	2,768
01/01/2015 to 12/31/2015	$20.65228	$22.04315	2,243
01/01/2016 to 12/31/2016	$22.04315	$22.05079	147
01/01/2017 to 12/31/2017	$22.05079	$29.61697	308
01/01/2018 to 12/31/2018	$29.61697	$29.95801	1,691
AST T. Rowe Price Large-Cap Value Portfolio
01/01/2009 to 12/31/2009	$7.58390	$8.73546	6,463
01/01/2010 to 12/31/2010	$8.73546	$9.56715	5,817
01/01/2011 to 12/31/2011	$9.56715	$9.27296	4,819
01/01/2012 to 12/31/2012	$9.27296	$10.24190	4,719
01/01/2013 to 12/31/2013	$10.24190	$13.43027	3,706
01/01/2014 to 12/31/2014	$13.43027	$13.28484	3,359
01/01/2015 to 12/31/2015	$13.28484	$12.15469	3,032
01/01/2016 to 12/31/2016	$12.15469	$12.56496	0
01/01/2017 to 12/31/2017	$12.56496	$14.26508	0
01/01/2018 to 12/31/2018	$14.26508	$12.54313	3,559
AST Templeton Global Bond Portfolio
01/01/2009 to 12/31/2009	$9.84605	$10.75207	4,871
01/01/2010 to 12/31/2010	$10.75207	$11.07406	1,466
01/01/2011 to 12/31/2011	$11.07406	$11.23154	1,319
01/01/2012 to 12/31/2012	$11.23154	$11.51069	1,452
01/01/2013 to 12/31/2013	$11.51069	$10.79058	502
01/01/2014 to 12/31/2014	$10.79058	$10.56854	392
01/01/2015 to 12/31/2015	$10.56854	$9.81839	211
01/01/2016 to 12/31/2016	$9.81839	$9.98046	168
01/01/2017 to 12/31/2017	$9.98046	$9.92004	230
01/01/2018 to 12/31/2018	$9.92004	$9.85375	161
AST WEDGE Capital Mid-Cap Value Portfolio
01/01/2009 to 12/31/2009	$6.89203	$9.32312	755
01/01/2010 to 12/31/2010	$9.32312	$11.22469	214
01/01/2011 to 12/31/2011	$11.22469	$10.55596	458
01/01/2012 to 12/31/2012	$10.55596	$12.17384	648
01/01/2013 to 12/31/2013	$12.17384	$15.70106	339
01/01/2014 to 12/31/2014	$15.70106	$17.58210	380
01/01/2015 to 12/31/2015	$17.58210	$15.99321	287
01/01/2016 to 12/31/2016	$15.99321	$17.75877	322
01/01/2017 to 12/31/2017	$17.75877	$20.50386	222
01/01/2018 to 12/31/2018	$20.50386	$16.66784	75

A-126

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Western Asset Core Plus Bond Portfolio
01/01/2009 to 12/31/2009	$9.20253	$10.00573	24,626
01/01/2010 to 12/31/2010	$10.00573	$10.50555	19,076
01/01/2011 to 12/31/2011	$10.50555	$10.84946	16,479
01/01/2012 to 12/31/2012	$10.84946	$11.39668	15,820
01/01/2013 to 12/31/2013	$11.39668	$10.93464	15,713
01/01/2014 to 12/31/2014	$10.93464	$11.41693	14,700
01/01/2015 to 12/31/2015	$11.41693	$11.25757	12,685
01/01/2016 to 12/31/2016	$11.25757	$11.53028	1,242
01/01/2017 to 12/31/2017	$11.53028	$11.93971	1,580
01/01/2018 to 12/31/2018	$11.93971	$11.36441	6,635
Wells Fargo VT International Equity Fund - Class 1
07/16/2010* to 12/31/2010	$8.92993	$10.74975	0
01/01/2011 to 12/31/2011	$10.74975	$9.13138	0
01/01/2012 to 12/31/2012	$9.13138	$10.11032	0
01/01/2013 to 12/31/2013	$10.11032	$11.81095	0
01/01/2014 to 12/31/2014	$11.81095	$10.89403	0
01/01/2015 to 12/31/2015	$10.89403	$10.85433	0
01/01/2016 to 12/31/2016	$10.85433	$10.91703	0
01/01/2017 to 12/31/2017	$10.91703	$13.27741	0
01/01/2018 to 12/31/2018	$13.27741	$10.75017	0
Wells Fargo VT Omega Growth Fund - Class 1
07/16/2010* to 12/31/2010	$10.95682	$13.75666	177
01/01/2011 to 12/31/2011	$13.75666	$12.68176	168
01/01/2012 to 12/31/2012	$12.68176	$14.91518	209
01/01/2013 to 12/31/2013	$14.91518	$20.37009	17
01/01/2014 to 12/31/2014	$20.37009	$20.65143	44
01/01/2015 to 12/31/2015	$20.65143	$20.44054	28
01/01/2016 to 12/31/2016	$20.44054	$20.06318	15
01/01/2017 to 12/31/2017	$20.06318	$26.37410	20
01/01/2018 to 12/31/2018	$26.37410	$25.81772	0
*Denotes the start date of these sub-accounts

A-127

Optimum
Prudential Annuities Life Assurance Corporation
Statement of Additional Information
ACCUMULATION UNIT VALUES: Nonqualified Beneficiary Continuation Option - 1.00% Settlement Service Charge

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$8.09138	$9.96159	250,364
01/01/2010 to 12/31/2010	$9.96159	$11.04184	243,717
01/01/2011 to 12/31/2011	$11.04184	$10.64084	237,622
01/01/2012 to 12/31/2012	$10.64084	$11.85822	240,813
01/01/2013 to 12/31/2013	$11.85822	$12.91063	234,834
01/01/2014 to 12/31/2014	$12.91063	$13.26963	327,654
01/01/2015 to 12/31/2015	$13.26963	$12.71414	309,303
01/01/2016 to 12/31/2016	$12.71414	$13.38467	368,452
01/01/2017 to 12/31/2017	$13.38467	$14.91881	425,606
01/01/2018 to 12/31/2018	$14.91881	$13.56731	371,623
AST Balanced Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$8.36951	$10.21620	257,542
01/01/2010 to 12/31/2010	$10.21620	$11.35945	323,653
01/01/2011 to 12/31/2011	$11.35945	$11.10921	402,312
01/01/2012 to 12/31/2012	$11.10921	$12.37020	420,485
01/01/2013 to 12/31/2013	$12.37020	$14.40769	443,366
01/01/2014 to 12/31/2014	$14.40769	$15.19391	671,511
01/01/2015 to 12/31/2015	$15.19391	$15.11357	761,478
01/01/2016 to 12/31/2016	$15.11357	$15.90504	861,509
01/01/2017 to 12/31/2017	$15.90504	$18.09358	1,094,956
01/01/2018 to 12/31/2018	$18.09358	$17.02790	1,178,792
AST BlackRock Low Duration Bond Portfolio
01/01/2009 to 12/31/2009	$16.62970	$18.14757	376,120
01/01/2010 to 12/31/2010	$18.14757	$18.66660	283,949
01/01/2011 to 12/31/2011	$18.66660	$18.89558	241,831
01/01/2012 to 12/31/2012	$18.89558	$19.58490	267,544
01/01/2013 to 12/31/2013	$19.58490	$18.96745	254,029
01/01/2014 to 12/31/2014	$18.96745	$18.75991	315,321
01/01/2015 to 12/31/2015	$18.75991	$18.66194	344,136
01/01/2016 to 12/31/2016	$18.66194	$18.77806	348,563
01/01/2017 to 12/31/2017	$18.77806	$18.90772	386,743
01/01/2018 to 12/31/2018	$18.90772	$18.85686	356,268
AST BlackRock/Loomis Sayles Bond Portfolio
01/01/2009 to 12/31/2009	$19.81564	$22.85951	695,034
01/01/2010 to 12/31/2010	$22.85951	$24.37768	586,949
01/01/2011 to 12/31/2011	$24.37768	$24.90106	532,204
01/01/2012 to 12/31/2012	$24.90106	$26.94996	554,965
01/01/2013 to 12/31/2013	$26.94996	$26.19038	425,830
01/01/2014 to 12/31/2014	$26.19038	$27.02556	366,814
01/01/2015 to 12/31/2015	$27.02556	$26.19140	347,903
01/01/2016 to 12/31/2016	$26.19140	$27.02618	309,655
01/01/2017 to 12/31/2017	$27.02618	$27.92365	284,260
01/01/2018 to 12/31/2018	$27.92365	$27.46048	254,972

A-128

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2018
01/01/2009 to 12/31/2009	$12.12599	$11.27834	9,475
01/01/2010 to 12/31/2010	$11.27834	$12.41449	0
01/01/2011 to 12/31/2011	$12.41449	$13.95934	2,627
01/01/2012 to 12/31/2012	$13.95934	$14.60969	4,673
01/01/2013 to 12/31/2013	$14.60969	$14.00904	23,692
01/01/2014 to 12/31/2014	$14.00904	$14.23827	12,082
01/01/2015 to 12/31/2015	$14.23827	$14.21013	14,482
01/01/2016 to 12/31/2016	$14.21013	$14.29454	41,234
01/01/2017 to 12/31/2017	$14.29454	$14.25334	139,564
01/01/2018 to 12/31/2018	$14.25334	$14.21730	0
AST Bond Portfolio 2019
01/01/2009 to 12/31/2009	$12.19549	$11.14382	0
01/01/2010 to 12/31/2010	$11.14382	$12.28579	4,945
01/01/2011 to 12/31/2011	$12.28579	$14.10576	0
01/01/2012 to 12/31/2012	$14.10576	$14.78287	12,165
01/01/2013 to 12/31/2013	$14.78287	$13.92798	22,233
01/01/2014 to 12/31/2014	$13.92798	$14.37659	20,528
01/01/2015 to 12/31/2015	$14.37659	$14.38526	58,258
01/01/2016 to 12/31/2016	$14.38526	$14.44768	182,661
01/01/2017 to 12/31/2017	$14.44768	$14.41214	135,007
01/01/2018 to 12/31/2018	$14.41214	$14.34842	901,583
AST Bond Portfolio 2020
01/02/2009* to 12/31/2009	$9.99945	$8.86043	0
01/01/2010 to 12/31/2010	$8.86043	$9.81087	1,268
01/01/2011 to 12/31/2011	$9.81087	$11.52667	0
01/01/2012 to 12/31/2012	$11.52667	$12.13249	768
01/01/2013 to 12/31/2013	$12.13249	$11.22861	169,824
01/01/2014 to 12/31/2014	$11.22861	$11.80106	176,463
01/01/2015 to 12/31/2015	$11.80106	$11.86134	202,920
01/01/2016 to 12/31/2016	$11.86134	$11.97262	343,163
01/01/2017 to 12/31/2017	$11.97262	$11.95822	256,930
01/01/2018 to 12/31/2018	$11.95822	$11.87291	320,529
AST Bond Portfolio 2021
01/04/2010* to 12/31/2010	$9.99890	$11.09795	2,981
01/01/2011 to 12/31/2011	$11.09795	$13.21731	6,222
01/01/2012 to 12/31/2012	$13.21731	$13.97410	0
01/01/2013 to 12/31/2013	$13.97410	$12.86584	0
01/01/2014 to 12/31/2014	$12.86584	$13.71561	5,617
01/01/2015 to 12/31/2015	$13.71561	$13.82063	15,005
01/01/2016 to 12/31/2016	$13.82063	$13.96071	94,416
01/01/2017 to 12/31/2017	$13.96071	$14.03983	31,076
01/01/2018 to 12/31/2018	$14.03983	$13.90798	107,530
AST Bond Portfolio 2022
01/03/2011* to 12/31/2011	$9.99917	$12.11811	3,562
01/01/2012 to 12/31/2012	$12.11811	$12.69832	19,197
01/01/2013 to 12/31/2013	$12.69832	$11.34626	1,129
01/01/2014 to 12/31/2014	$11.34626	$12.39765	15,823
01/01/2015 to 12/31/2015	$12.39765	$12.53097	20,638
01/01/2016 to 12/31/2016	$12.53097	$12.63249	47,236
01/01/2017 to 12/31/2017	$12.63249	$12.70276	52,859
01/01/2018 to 12/31/2018	$12.70276	$12.55662	282,681

A-129

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2023
01/03/2012* to 12/31/2012	$9.99890	$10.48379	10,462
01/01/2013 to 12/31/2013	$10.48379	$9.32044	119,441
01/01/2014 to 12/31/2014	$9.32044	$10.39161	49,103
01/01/2015 to 12/31/2015	$10.39161	$10.56624	9,401
01/01/2016 to 12/31/2016	$10.56624	$10.66054	206,280
01/01/2017 to 12/31/2017	$10.66054	$10.73308	163,563
01/01/2018 to 12/31/2018	$10.73308	$10.59724	624,370
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	$9.99945	$8.82085	84,645
01/01/2014 to 12/31/2014	$8.82085	$10.00685	89,238
01/01/2015 to 12/31/2015	$10.00685	$10.18824	12,269
01/01/2016 to 12/31/2016	$10.18824	$10.27881	30,750
01/01/2017 to 12/31/2017	$10.27881	$10.34756	374,497
01/01/2018 to 12/31/2018	$10.34756	$10.17765	537,230
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$9.99945	$11.39492	50,736
01/01/2015 to 12/31/2015	$11.39492	$11.50639	164,266
01/01/2016 to 12/31/2016	$11.50639	$11.67304	0
01/01/2017 to 12/31/2017	$11.67304	$11.76800	1,928
01/01/2018 to 12/31/2018	$11.76800	$11.56406	292,213
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$9.99945	$10.01876	51,230
01/01/2016 to 12/31/2016	$10.01876	$10.12464	1,049,011
01/01/2017 to 12/31/2017	$10.12464	$10.26633	592,123
01/01/2018 to 12/31/2018	$10.26633	$10.05732	1,791,277
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$9.99890	$9.95964	877,396
01/01/2017 to 12/31/2017	$9.95964	$10.12497	1,156,405
01/01/2018 to 12/31/2018	$10.12497	$9.89699	1,964,185
AST Bond Portfolio 2028
01/03/2017* to 12/31/2017	$9.99890	$10.11809	8,947
01/01/2018 to 12/31/2018	$10.11809	$9.81046	661,426
AST Bond Portfolio 2029
01/02/2018* to 12/31/2018	$9.99890	$9.74107	1,191
AST Capital Growth Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$7.88374	$9.78193	462,021
01/01/2010 to 12/31/2010	$9.78193	$10.97936	364,312
01/01/2011 to 12/31/2011	$10.97936	$10.60593	310,209
01/01/2012 to 12/31/2012	$10.60593	$11.94067	351,268
01/01/2013 to 12/31/2013	$11.94067	$14.50233	365,259
01/01/2014 to 12/31/2014	$14.50233	$15.36165	564,051
01/01/2015 to 12/31/2015	$15.36165	$15.28913	481,642
01/01/2016 to 12/31/2016	$15.28913	$16.17122	644,566
01/01/2017 to 12/31/2017	$16.17122	$18.87402	825,771
01/01/2018 to 12/31/2018	$18.87402	$17.52258	932,850

A-130

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Cohen & Steers Realty Portfolio
01/01/2009 to 12/31/2009	$15.85953	$20.71416	96,981
01/01/2010 to 12/31/2010	$20.71416	$26.39075	88,762
01/01/2011 to 12/31/2011	$26.39075	$27.84886	75,280
01/01/2012 to 12/31/2012	$27.84886	$31.80172	92,654
01/01/2013 to 12/31/2013	$31.80172	$32.47025	76,651
01/01/2014 to 12/31/2014	$32.47025	$42.08279	61,673
01/01/2015 to 12/31/2015	$42.08279	$43.68009	60,999
01/01/2016 to 12/31/2016	$43.68009	$45.32599	57,772
01/01/2017 to 12/31/2017	$45.32599	$47.67631	54,091
01/01/2018 to 12/31/2018	$47.67631	$44.95306	51,481
AST Goldman Sachs Large-Cap Value Portfolio
01/01/2009 to 12/31/2009	$17.56262	$20.72339	266,028
01/01/2010 to 12/31/2010	$20.72339	$23.15985	214,419
01/01/2011 to 12/31/2011	$23.15985	$21.66313	193,150
01/01/2012 to 12/31/2012	$21.66313	$25.66427	182,309
01/01/2013 to 12/31/2013	$25.66427	$33.92998	177,804
01/01/2014 to 12/31/2014	$33.92998	$38.00205	225,380
01/01/2015 to 12/31/2015	$38.00205	$35.88361	307,497
01/01/2016 to 12/31/2016	$35.88361	$39.62551	267,928
01/01/2017 to 12/31/2017	$39.62551	$43.05378	250,874
01/01/2018 to 12/31/2018	$43.05378	$38.98665	243,150
AST Goldman Sachs Mid-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$3.18198	$4.94864	301,894
01/01/2010 to 12/31/2010	$4.94864	$5.87050	288,663
01/01/2011 to 12/31/2011	$5.87050	$5.63884	242,754
01/01/2012 to 12/31/2012	$5.63884	$6.67744	295,653
01/01/2013 to 12/31/2013	$6.67744	$8.73874	280,627
01/01/2014 to 12/31/2014	$8.73874	$9.64863	303,027
01/01/2015 to 12/31/2015	$9.64863	$9.00912	805,485
01/01/2016 to 12/31/2016	$9.00912	$9.06596	723,416
01/01/2017 to 12/31/2017	$9.06596	$11.40704	652,462
01/01/2018 to 12/31/2018	$11.40704	$10.80137	621,352
AST Government Money Market Portfolio
01/01/2009 to 12/31/2009	$14.35340	$14.24504	1,421,640
01/01/2010 to 12/31/2010	$14.24504	$14.10633	1,176,323
01/01/2011 to 12/31/2011	$14.10633	$13.96836	824,499
01/01/2012 to 12/31/2012	$13.96836	$13.82981	713,101
01/01/2013 to 12/31/2013	$13.82981	$13.69132	710,651
01/01/2014 to 12/31/2014	$13.69132	$13.55442	1,050,285
01/01/2015 to 12/31/2015	$13.55442	$13.41913	966,611
01/01/2016 to 12/31/2016	$13.41913	$13.28474	903,599
01/01/2017 to 12/31/2017	$13.28474	$13.19697	1,033,000
01/01/2018 to 12/31/2018	$13.19697	$13.23413	985,309
AST Hotchkis & Wiley Large-Cap Value Portfolio
01/01/2009 to 12/31/2009	$14.71933	$17.40422	205,587
01/01/2010 to 12/31/2010	$17.40422	$19.49750	184,694
01/01/2011 to 12/31/2011	$19.49750	$18.49519	150,135
01/01/2012 to 12/31/2012	$18.49519	$21.40211	129,302
01/01/2013 to 12/31/2013	$21.40211	$29.63383	125,403
01/01/2014 to 12/31/2014	$29.63383	$33.37040	125,702
01/01/2015 to 12/31/2015	$33.37040	$30.44804	110,236
01/01/2016 to 12/31/2016	$30.44804	$36.13853	107,925
01/01/2017 to 12/31/2017	$36.13853	$42.64461	109,438
01/01/2018 to 12/31/2018	$42.64461	$36.24151	106,010

A-131

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST International Growth Portfolio
01/01/2009 to 12/31/2009	$13.00882	$17.42364	377,357
01/01/2010 to 12/31/2010	$17.42364	$19.75009	307,090
01/01/2011 to 12/31/2011	$19.75009	$17.02575	256,898
01/01/2012 to 12/31/2012	$17.02575	$20.28826	244,689
01/01/2013 to 12/31/2013	$20.28826	$23.91297	227,893
01/01/2014 to 12/31/2014	$23.91297	$22.36595	244,156
01/01/2015 to 12/31/2015	$22.36595	$22.83946	237,935
01/01/2016 to 12/31/2016	$22.83946	$21.75723	216,608
01/01/2017 to 12/31/2017	$21.75723	$29.17083	181,369
01/01/2018 to 12/31/2018	$29.17083	$25.02802	183,877
AST International Value Portfolio
01/01/2009 to 12/31/2009	$13.26248	$17.13440	165,528
01/01/2010 to 12/31/2010	$17.13440	$18.84289	155,007
01/01/2011 to 12/31/2011	$18.84289	$16.31361	132,978
01/01/2012 to 12/31/2012	$16.31361	$18.84378	69,926
01/01/2013 to 12/31/2013	$18.84378	$22.28699	59,140
01/01/2014 to 12/31/2014	$22.28699	$20.58500	60,486
01/01/2015 to 12/31/2015	$20.58500	$20.54578	55,206
01/01/2016 to 12/31/2016	$20.54578	$20.45874	51,372
01/01/2017 to 12/31/2017	$20.45874	$24.87523	49,631
01/01/2018 to 12/31/2018	$24.87523	$20.65169	46,276
AST J.P. Morgan International Equity Portfolio
01/01/2009 to 12/31/2009	$15.13880	$20.36525	111,338
01/01/2010 to 12/31/2010	$20.36525	$21.60723	99,329
01/01/2011 to 12/31/2011	$21.60723	$19.43423	88,820
01/01/2012 to 12/31/2012	$19.43423	$23.45510	106,686
01/01/2013 to 12/31/2013	$23.45510	$26.78744	85,086
01/01/2014 to 12/31/2014	$26.78744	$24.83158	91,810
01/01/2015 to 12/31/2015	$24.83158	$23.89634	105,108
01/01/2016 to 12/31/2016	$23.89634	$24.11479	100,615
01/01/2017 to 12/31/2017	$24.11479	$30.94853	109,592
01/01/2018 to 12/31/2018	$30.94853	$25.28549	130,028
AST Loomis Sayles Large-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$12.43243	$15.97101	454,565
01/01/2010 to 12/31/2010	$15.97101	$18.93443	364,357
01/01/2011 to 12/31/2011	$18.93443	$18.57408	314,477
01/01/2012 to 12/31/2012	$18.57408	$20.64367	298,859
01/01/2013 to 12/31/2013	$20.64367	$27.91962	283,764
01/01/2014 to 12/31/2014	$27.91962	$30.56746	483,667
01/01/2015 to 12/31/2015	$30.56746	$33.30968	453,208
01/01/2016 to 12/31/2016	$33.30968	$34.81594	409,226
01/01/2017 to 12/31/2017	$34.81594	$45.83946	343,997
01/01/2018 to 12/31/2018	$45.83946	$44.15911	304,719
AST MFS Growth Portfolio
01/01/2009 to 12/31/2009	$6.29837	$7.75095	357,512
01/01/2010 to 12/31/2010	$7.75095	$8.65441	303,538
01/01/2011 to 12/31/2011	$8.65441	$8.51702	270,926
01/01/2012 to 12/31/2012	$8.51702	$9.87231	195,704
01/01/2013 to 12/31/2013	$9.87231	$13.36113	147,093
01/01/2014 to 12/31/2014	$13.36113	$14.37958	157,123
01/01/2015 to 12/31/2015	$14.37958	$15.26494	169,019
01/01/2016 to 12/31/2016	$15.26494	$15.40138	177,915
01/01/2017 to 12/31/2017	$15.40138	$19.92992	197,208
01/01/2018 to 12/31/2018	$19.92992	$20.15385	220,898

A-132

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/01/2009 to 12/31/2009	$20.50660	$28.55300	181,892
01/01/2010 to 12/31/2010	$28.55300	$34.89213	147,445
01/01/2011 to 12/31/2011	$34.89213	$33.68548	125,064
01/01/2012 to 12/31/2012	$33.68548	$39.06036	118,486
01/01/2013 to 12/31/2013	$39.06036	$54.91400	108,908
01/01/2014 to 12/31/2014	$54.91400	$62.11209	125,689
01/01/2015 to 12/31/2015	$62.11209	$58.02486	124,582
01/01/2016 to 12/31/2016	$58.02486	$67.91756	111,615
01/01/2017 to 12/31/2017	$67.91756	$76.51155	100,168
01/01/2018 to 12/31/2018	$76.51155	$63.28798	97,799
AST Preservation Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$9.20816	$10.94265	182,513
01/01/2010 to 12/31/2010	$10.94265	$11.97851	203,990
01/01/2011 to 12/31/2011	$11.97851	$11.97699	173,004
01/01/2012 to 12/31/2012	$11.97699	$13.08726	274,996
01/01/2013 to 12/31/2013	$13.08726	$14.14999	348,267
01/01/2014 to 12/31/2014	$14.14999	$14.81750	425,734
01/01/2015 to 12/31/2015	$14.81750	$14.69032	503,132
01/01/2016 to 12/31/2016	$14.69032	$15.34726	578,618
01/01/2017 to 12/31/2017	$15.34726	$16.73327	635,562
01/01/2018 to 12/31/2018	$16.73327	$16.09460	620,067
AST Small-Cap Growth Opportunities Portfolio
01/01/2009 to 12/31/2009	$7.54939	$9.91508	89,622
01/01/2010 to 12/31/2010	$9.91508	$13.01055	81,914
01/01/2011 to 12/31/2011	$13.01055	$11.19172	137,269
01/01/2012 to 12/31/2012	$11.19172	$13.30374	130,099
01/01/2013 to 12/31/2013	$13.30374	$18.54585	126,485
01/01/2014 to 12/31/2014	$18.54585	$19.26759	145,335
01/01/2015 to 12/31/2015	$19.26759	$19.32954	147,432
01/01/2016 to 12/31/2016	$19.32954	$20.60981	128,119
01/01/2017 to 12/31/2017	$20.60981	$26.05411	117,372
01/01/2018 to 12/31/2018	$26.05411	$22.99549	128,121
AST Small-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$11.65548	$15.45155	165,746
01/01/2010 to 12/31/2010	$15.45155	$20.86785	138,847
01/01/2011 to 12/31/2011	$20.86785	$20.45715	118,573
01/01/2012 to 12/31/2012	$20.45715	$22.71838	122,406
01/01/2013 to 12/31/2013	$22.71838	$30.40214	97,212
01/01/2014 to 12/31/2014	$30.40214	$31.24773	88,416
01/01/2015 to 12/31/2015	$31.24773	$31.17842	88,541
01/01/2016 to 12/31/2016	$31.17842	$34.59479	87,562
01/01/2017 to 12/31/2017	$34.59479	$42.44065	89,783
01/01/2018 to 12/31/2018	$42.44065	$38.48332	85,686
AST Small-Cap Value Portfolio
01/01/2009 to 12/31/2009	$16.29658	$20.48991	179,703
01/01/2010 to 12/31/2010	$20.48991	$25.55800	142,958
01/01/2011 to 12/31/2011	$25.55800	$23.79052	125,180
01/01/2012 to 12/31/2012	$23.79052	$27.82968	104,650
01/01/2013 to 12/31/2013	$27.82968	$37.85590	104,841
01/01/2014 to 12/31/2014	$37.85590	$39.45176	128,407
01/01/2015 to 12/31/2015	$39.45176	$37.37402	128,308
01/01/2016 to 12/31/2016	$37.37402	$47.80626	112,783
01/01/2017 to 12/31/2017	$47.80626	$50.80672	105,110
01/01/2018 to 12/31/2018	$50.80672	$41.70798	100,361

A-133

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Large-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$9.95546	$15.11626	139,111
01/01/2010 to 12/31/2010	$15.11626	$17.33121	91,822
01/01/2011 to 12/31/2011	$17.33121	$16.86715	92,278
01/01/2012 to 12/31/2012	$16.86715	$19.63441	117,823
01/01/2013 to 12/31/2013	$19.63441	$27.99595	106,243
01/01/2014 to 12/31/2014	$27.99595	$30.02902	124,055
01/01/2015 to 12/31/2015	$30.02902	$32.57786	159,880
01/01/2016 to 12/31/2016	$32.57786	$33.12298	155,469
01/01/2017 to 12/31/2017	$33.12298	$45.21615	151,581
01/01/2018 to 12/31/2018	$45.21615	$46.49250	133,396
AST T. Rowe Price Large-Cap Value Portfolio
01/01/2009 to 12/31/2009	$9.16648	$10.73192	110,665
01/01/2010 to 12/31/2010	$10.73192	$11.94657	84,321
01/01/2011 to 12/31/2011	$11.94657	$11.76908	70,324
01/01/2012 to 12/31/2012	$11.76908	$13.21280	70,906
01/01/2013 to 12/31/2013	$13.21280	$17.61042	70,433
01/01/2014 to 12/31/2014	$17.61042	$17.70610	71,306
01/01/2015 to 12/31/2015	$17.70610	$16.46620	68,125
01/01/2016 to 12/31/2016	$16.46620	$17.30091	58,433
01/01/2017 to 12/31/2017	$17.30091	$19.96351	67,551
01/01/2018 to 12/31/2018	$19.96351	$17.84384	88,314
AST Templeton Global Bond Portfolio
01/01/2009 to 12/31/2009	$15.75360	$17.48558	152,843
01/01/2010 to 12/31/2010	$17.48558	$18.30498	130,474
01/01/2011 to 12/31/2011	$18.30498	$18.86935	127,285
01/01/2012 to 12/31/2012	$18.86935	$19.65672	130,910
01/01/2013 to 12/31/2013	$19.65672	$18.72972	127,379
01/01/2014 to 12/31/2014	$18.72972	$18.64568	144,106
01/01/2015 to 12/31/2015	$18.64568	$17.60690	142,199
01/01/2016 to 12/31/2016	$17.60690	$18.19061	118,128
01/01/2017 to 12/31/2017	$18.19061	$18.37684	131,155
01/01/2018 to 12/31/2018	$18.37684	$18.55587	118,555
AST WEDGE Capital Mid-Cap Value Portfolio
01/01/2009 to 12/31/2009	$8.64660	$11.88890	67,540
01/01/2010 to 12/31/2010	$11.88890	$14.54868	63,900
01/01/2011 to 12/31/2011	$14.54868	$13.90624	39,508
01/01/2012 to 12/31/2012	$13.90624	$16.30177	57,927
01/01/2013 to 12/31/2013	$16.30177	$21.37014	35,635
01/01/2014 to 12/31/2014	$21.37014	$24.32345	39,075
01/01/2015 to 12/31/2015	$24.32345	$22.48892	34,907
01/01/2016 to 12/31/2016	$22.48892	$25.38035	42,814
01/01/2017 to 12/31/2017	$25.38035	$29.78331	33,752
01/01/2018 to 12/31/2018	$29.78331	$24.61150	31,156
AST Western Asset Core Plus Bond Portfolio
01/01/2009 to 12/31/2009	$9.37246	$10.35775	14,693
01/01/2010 to 12/31/2010	$10.35775	$11.05377	13,807
01/01/2011 to 12/31/2011	$11.05377	$11.60263	26,245
01/01/2012 to 12/31/2012	$11.60263	$12.38854	38,757
01/01/2013 to 12/31/2013	$12.38854	$12.08169	28,282
01/01/2014 to 12/31/2014	$12.08169	$12.82173	64,295
01/01/2015 to 12/31/2015	$12.82173	$12.85054	107,742
01/01/2016 to 12/31/2016	$12.85054	$13.37744	119,515
01/01/2017 to 12/31/2017	$13.37744	$14.07930	157,254
01/01/2018 to 12/31/2018	$14.07930	$13.62211	393,461

A-134

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Wells Fargo VT International Equity Fund - Class 1
07/16/2010* to 12/31/2010	$12.48530	$15.14263	24,499
01/01/2011 to 12/31/2011	$15.14263	$13.07413	29,906
01/01/2012 to 12/31/2012	$13.07413	$14.71396	29,228
01/01/2013 to 12/31/2013	$14.71396	$17.47114	30,007
01/01/2014 to 12/31/2014	$17.47114	$16.37967	24,619
01/01/2015 to 12/31/2015	$16.37967	$16.58813	24,849
01/01/2016 to 12/31/2016	$16.58813	$16.95718	26,081
01/01/2017 to 12/31/2017	$16.95718	$20.96122	24,234
01/01/2018 to 12/31/2018	$20.96122	$17.25205	19,917
Wells Fargo VT Omega Growth Fund - Class 1
07/16/2010* to 12/31/2010	$11.33975	$14.34444	6,844
01/01/2011 to 12/31/2011	$14.34444	$13.44045	14,852
01/01/2012 to 12/31/2012	$13.44045	$16.06761	10,531
01/01/2013 to 12/31/2013	$16.06761	$22.30424	9,762
01/01/2014 to 12/31/2014	$22.30424	$22.98389	17,102
01/01/2015 to 12/31/2015	$22.98389	$23.12283	12,954
01/01/2016 to 12/31/2016	$23.12283	$23.06769	12,271
01/01/2017 to 12/31/2017	$23.06769	$30.81990	4,887
01/01/2018 to 12/31/2018	$30.81990	$30.66841	4,886
*Denotes the start date of these sub-accounts

A-135

Optimum
Prudential Annuities Life Assurance Corporation
Statement of Additional Information
ACCUMULATION UNIT VALUES: Qualified Beneficiary Continuation Option - 1.40% Settlement Service Charge

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$7.99093	$9.79831	8,412,160
01/01/2010 to 12/31/2010	$9.79831	$10.81708	6,859,093
01/01/2011 to 12/31/2011	$10.81708	$10.38228	5,711,531
01/01/2012 to 12/31/2012	$10.38228	$11.52309	4,919,010
01/01/2013 to 12/31/2013	$11.52309	$12.49500	4,374,574
01/01/2014 to 12/31/2014	$12.49500	$12.79047	4,483,855
01/01/2015 to 12/31/2015	$12.79047	$12.20555	4,600,461
01/01/2016 to 12/31/2016	$12.20555	$12.79746	5,742,579
01/01/2017 to 12/31/2017	$12.79746	$14.20671	6,692,496
01/01/2018 to 12/31/2018	$14.20671	$12.86718	6,259,360
AST Balanced Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$8.26563	$10.04850	6,105,409
01/01/2010 to 12/31/2010	$10.04850	$11.12800	5,591,782
01/01/2011 to 12/31/2011	$11.12800	$10.83909	4,650,465
01/01/2012 to 12/31/2012	$10.83909	$12.02056	4,624,114
01/01/2013 to 12/31/2013	$12.02056	$13.94397	4,676,417
01/01/2014 to 12/31/2014	$13.94397	$14.64544	4,804,832
01/01/2015 to 12/31/2015	$14.64544	$14.50914	4,847,477
01/01/2016 to 12/31/2016	$14.50914	$15.20743	5,334,345
01/01/2017 to 12/31/2017	$15.20743	$17.23020	5,926,848
01/01/2018 to 12/31/2018	$17.23020	$16.14950	5,745,479
AST BlackRock Low Duration Bond Portfolio
01/01/2009 to 12/31/2009	$15.73455	$17.10139	13,071,883
01/01/2010 to 12/31/2010	$17.10139	$17.51939	10,893,336
01/01/2011 to 12/31/2011	$17.51939	$17.66265	8,916,345
01/01/2012 to 12/31/2012	$17.66265	$18.23283	7,531,093
01/01/2013 to 12/31/2013	$18.23283	$17.58676	6,726,178
01/01/2014 to 12/31/2014	$17.58676	$17.32373	5,672,418
01/01/2015 to 12/31/2015	$17.32373	$17.16383	5,016,699
01/01/2016 to 12/31/2016	$17.16383	$17.20130	4,396,300
01/01/2017 to 12/31/2017	$17.20130	$17.24996	4,031,538
01/01/2018 to 12/31/2018	$17.24996	$17.13398	3,463,246
AST BlackRock/Loomis Sayles Bond Portfolio
01/01/2009 to 12/31/2009	$19.03675	$21.87221	20,632,079
01/01/2010 to 12/31/2010	$21.87221	$23.23050	16,943,180
01/01/2011 to 12/31/2011	$23.23050	$23.63362	13,842,732
01/01/2012 to 12/31/2012	$23.63362	$25.47464	12,338,264
01/01/2013 to 12/31/2013	$25.47464	$24.65660	9,995,014
01/01/2014 to 12/31/2014	$24.65660	$25.34004	8,475,614
01/01/2015 to 12/31/2015	$25.34004	$24.45863	7,091,995
01/01/2016 to 12/31/2016	$24.45863	$25.13649	6,161,602
01/01/2017 to 12/31/2017	$25.13649	$25.86657	5,412,083
01/01/2018 to 12/31/2018	$25.86657	$25.33412	4,629,873

A-136

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2020
01/02/2009* to 12/31/2009	$9.99923	$8.82470	0
01/01/2010 to 12/31/2010	$8.82470	$9.73183	0
01/01/2011 to 12/31/2011	$9.73183	$11.38772	0
01/01/2012 to 12/31/2012	$11.38772	$11.93774	0
01/01/2013 to 12/31/2013	$11.93774	$11.00367	0
01/01/2014 to 12/31/2014	$11.00367	$11.51790	0
01/01/2015 to 12/31/2015	$11.51790	$11.53001	0
01/01/2016 to 12/31/2016	$11.53001	$11.59126	0
01/01/2017 to 12/31/2017	$11.59126	$11.53053	0
01/01/2018 to 12/31/2018	$11.53053	$11.40130	0
AST Capital Growth Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$7.78589	$9.62144	7,140,551
01/01/2010 to 12/31/2010	$9.62144	$10.75564	5,658,094
01/01/2011 to 12/31/2011	$10.75564	$10.34786	4,500,509
01/01/2012 to 12/31/2012	$10.34786	$11.60294	3,975,636
01/01/2013 to 12/31/2013	$11.60294	$14.03527	4,084,010
01/01/2014 to 12/31/2014	$14.03527	$14.80675	5,123,719
01/01/2015 to 12/31/2015	$14.80675	$14.67740	5,614,019
01/01/2016 to 12/31/2016	$14.67740	$15.46167	7,327,067
01/01/2017 to 12/31/2017	$15.46167	$17.97320	9,793,434
01/01/2018 to 12/31/2018	$17.97320	$16.61840	9,994,935
AST Cohen & Steers Realty Portfolio
01/01/2009 to 12/31/2009	$15.16868	$19.73162	2,536,513
01/01/2010 to 12/31/2010	$19.73162	$25.03747	2,054,835
01/01/2011 to 12/31/2011	$25.03747	$26.31435	1,636,127
01/01/2012 to 12/31/2012	$26.31435	$29.92769	1,447,772
01/01/2013 to 12/31/2013	$29.92769	$30.43333	1,232,613
01/01/2014 to 12/31/2014	$30.43333	$39.28369	1,115,800
01/01/2015 to 12/31/2015	$39.28369	$40.60997	942,477
01/01/2016 to 12/31/2016	$40.60997	$41.97061	831,813
01/01/2017 to 12/31/2017	$41.97061	$43.96916	686,176
01/01/2018 to 12/31/2018	$43.96916	$41.28906	583,093
AST Goldman Sachs Large-Cap Value Portfolio
01/01/2009 to 12/31/2009	$22.05507	$25.91920	9,504,835
01/01/2010 to 12/31/2010	$25.91920	$28.84949	7,333,264
01/01/2011 to 12/31/2011	$28.84949	$26.87621	5,879,232
01/01/2012 to 12/31/2012	$26.87621	$31.71129	4,811,343
01/01/2013 to 12/31/2013	$31.71129	$41.75519	4,091,526
01/01/2014 to 12/31/2014	$41.75519	$46.57737	3,561,789
01/01/2015 to 12/31/2015	$46.57737	$43.80310	3,597,245
01/01/2016 to 12/31/2016	$43.80310	$48.17596	3,118,732
01/01/2017 to 12/31/2017	$48.17596	$52.13310	2,787,143
01/01/2018 to 12/31/2018	$52.13310	$47.01628	2,434,686
AST Goldman Sachs Mid-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$3.07198	$4.75836	8,121,170
01/01/2010 to 12/31/2010	$4.75836	$5.62196	6,101,814
01/01/2011 to 12/31/2011	$5.62196	$5.37833	4,535,367
01/01/2012 to 12/31/2012	$5.37833	$6.34316	3,777,430
01/01/2013 to 12/31/2013	$6.34316	$8.26777	3,161,832
01/01/2014 to 12/31/2014	$8.26777	$9.09175	2,703,265
01/01/2015 to 12/31/2015	$9.09175	$8.45477	15,980,177
01/01/2016 to 12/31/2016	$8.45477	$8.47380	13,867,971
01/01/2017 to 12/31/2017	$8.47380	$10.61894	12,270,682
01/01/2018 to 12/31/2018	$10.61894	$10.01412	10,727,702

A-137

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Government Money Market Portfolio
01/01/2009 to 12/31/2009	$14.25018	$14.08505	34,323,383
01/01/2010 to 12/31/2010	$14.08505	$13.89154	24,767,851
01/01/2011 to 12/31/2011	$13.89154	$13.70035	21,146,279
01/01/2012 to 12/31/2012	$13.70035	$13.50952	17,079,423
01/01/2013 to 12/31/2013	$13.50952	$13.32015	13,291,565
01/01/2014 to 12/31/2014	$13.32015	$13.13385	13,654,097
01/01/2015 to 12/31/2015	$13.13385	$12.95008	12,534,974
01/01/2016 to 12/31/2016	$12.95008	$12.76926	11,390,209
01/01/2017 to 12/31/2017	$12.76926	$12.63397	10,159,311
01/01/2018 to 12/31/2018	$12.63397	$12.61802	10,291,957
AST Hotchkis & Wiley Large-Cap Value Portfolio
01/01/2009 to 12/31/2009	$14.69947	$17.31043	6,166,484
01/01/2010 to 12/31/2010	$17.31043	$19.31418	4,821,463
01/01/2011 to 12/31/2011	$19.31418	$18.24735	3,892,159
01/01/2012 to 12/31/2012	$18.24735	$21.02975	3,307,201
01/01/2013 to 12/31/2013	$21.02975	$29.00062	2,912,200
01/01/2014 to 12/31/2014	$29.00062	$32.52544	2,587,068
01/01/2015 to 12/31/2015	$32.52544	$29.55705	2,241,065
01/01/2016 to 12/31/2016	$29.55705	$34.93974	2,017,175
01/01/2017 to 12/31/2017	$34.93974	$41.06394	1,762,498
01/01/2018 to 12/31/2018	$41.06394	$34.75632	1,560,509
AST International Growth Portfolio
01/01/2009 to 12/31/2009	$12.39204	$16.53050	12,029,702
01/01/2010 to 12/31/2010	$16.53050	$18.66208	9,350,779
01/01/2011 to 12/31/2011	$18.66208	$16.02292	7,616,795
01/01/2012 to 12/31/2012	$16.02292	$19.01608	6,293,086
01/01/2013 to 12/31/2013	$19.01608	$22.32299	5,340,846
01/01/2014 to 12/31/2014	$22.32299	$20.79446	4,821,411
01/01/2015 to 12/31/2015	$20.79446	$21.14883	4,259,448
01/01/2016 to 12/31/2016	$21.14883	$20.06551	3,802,360
01/01/2017 to 12/31/2017	$20.06551	$26.79441	3,321,745
01/01/2018 to 12/31/2018	$26.79441	$22.89556	2,982,285
AST International Value Portfolio
01/01/2009 to 12/31/2009	$12.54807	$16.14579	3,231,676
01/01/2010 to 12/31/2010	$16.14579	$17.68409	2,556,374
01/01/2011 to 12/31/2011	$17.68409	$15.24863	2,148,928
01/01/2012 to 12/31/2012	$15.24863	$17.54225	1,527,083
01/01/2013 to 12/31/2013	$17.54225	$20.66374	1,321,160
01/01/2014 to 12/31/2014	$20.66374	$19.00863	1,138,759
01/01/2015 to 12/31/2015	$19.00863	$18.89569	1,039,181
01/01/2016 to 12/31/2016	$18.89569	$18.73984	943,283
01/01/2017 to 12/31/2017	$18.73984	$22.69347	808,690
01/01/2018 to 12/31/2018	$22.69347	$18.76368	764,784
AST Investment Grade Bond Portfolio
01/01/2009 to 12/31/2009	$10.93209	$11.99745	0
01/01/2010 to 12/31/2010	$11.99745	$13.10836	0
01/01/2011 to 12/31/2011	$13.10836	$14.53353	3,256
01/01/2012 to 12/31/2012	$14.53353	$15.67712	39
01/01/2013 to 12/31/2013	$15.67712	$14.96580	0
01/01/2014 to 12/31/2014	$14.96580	$15.74930	0
01/01/2015 to 12/31/2015	$15.74930	$15.71099	0
01/01/2016 to 12/31/2016	$15.71099	$16.14275	0
01/01/2017 to 12/31/2017	$16.14275	$16.60376	0
01/01/2018 to 12/31/2018	$16.60376	$16.32633	210

A-138

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST J.P. Morgan International Equity Portfolio
01/01/2009 to 12/31/2009	$24.00705	$32.16453	3,101,048
01/01/2010 to 12/31/2010	$32.16453	$33.98828	2,383,365
01/01/2011 to 12/31/2011	$33.98828	$30.44657	1,957,140
01/01/2012 to 12/31/2012	$30.44657	$36.59713	1,679,191
01/01/2013 to 12/31/2013	$36.59713	$41.62765	1,487,091
01/01/2014 to 12/31/2014	$41.62765	$38.43226	1,330,411
01/01/2015 to 12/31/2015	$38.43226	$36.83514	1,220,771
01/01/2016 to 12/31/2016	$36.83514	$37.02219	1,083,383
01/01/2017 to 12/31/2017	$37.02219	$47.32249	991,687
01/01/2018 to 12/31/2018	$47.32249	$38.50595	867,932
AST Loomis Sayles Large-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$11.88928	$15.21143	17,981,040
01/01/2010 to 12/31/2010	$15.21143	$17.96108	13,671,294
01/01/2011 to 12/31/2011	$17.96108	$17.54824	10,865,925
01/01/2012 to 12/31/2012	$17.54824	$19.42466	9,007,613
01/01/2013 to 12/31/2013	$19.42466	$26.16486	7,501,705
01/01/2014 to 12/31/2014	$26.16486	$28.53062	12,766,161
01/01/2015 to 12/31/2015	$28.53062	$30.96453	11,125,810
01/01/2016 to 12/31/2016	$30.96453	$32.23431	9,727,048
01/01/2017 to 12/31/2017	$32.23431	$42.26955	8,377,526
01/01/2018 to 12/31/2018	$42.26955	$40.55449	7,331,268
AST MFS Growth Portfolio
01/01/2009 to 12/31/2009	$6.06772	$7.43685	15,520,099
01/01/2010 to 12/31/2010	$7.43685	$8.27021	12,292,529
01/01/2011 to 12/31/2011	$8.27021	$8.10610	10,114,014
01/01/2012 to 12/31/2012	$8.10610	$9.35791	8,473,688
01/01/2013 to 12/31/2013	$9.35791	$12.61384	7,258,837
01/01/2014 to 12/31/2014	$12.61384	$13.52051	6,366,054
01/01/2015 to 12/31/2015	$13.52051	$14.29487	5,673,031
01/01/2016 to 12/31/2016	$14.29487	$14.36454	4,990,752
01/01/2017 to 12/31/2017	$14.36454	$18.51334	4,441,709
01/01/2018 to 12/31/2018	$18.51334	$18.64522	3,893,316
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/01/2009 to 12/31/2009	$20.22783	$28.05100	7,001,733
01/01/2010 to 12/31/2010	$28.05100	$34.14026	5,420,696
01/01/2011 to 12/31/2011	$34.14026	$32.82655	4,323,383
01/01/2012 to 12/31/2012	$32.82655	$37.91024	3,538,167
01/01/2013 to 12/31/2013	$37.91024	$53.08199	3,045,986
01/01/2014 to 12/31/2014	$53.08199	$59.79739	2,639,121
01/01/2015 to 12/31/2015	$59.79739	$55.63673	2,282,455
01/01/2016 to 12/31/2016	$55.63673	$64.86000	1,994,227
01/01/2017 to 12/31/2017	$64.86000	$72.77285	1,728,285
01/01/2018 to 12/31/2018	$72.77285	$59.95055	1,521,349
AST Preservation Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$9.09407	$10.76349	5,607,892
01/01/2010 to 12/31/2010	$10.76349	$11.73478	5,322,609
01/01/2011 to 12/31/2011	$11.73478	$11.68598	5,359,826
01/01/2012 to 12/31/2012	$11.68598	$12.71758	5,429,828
01/01/2013 to 12/31/2013	$12.71758	$13.69461	4,824,905
01/01/2014 to 12/31/2014	$13.69461	$14.28270	4,770,903
01/01/2015 to 12/31/2015	$14.28270	$14.10302	4,771,117
01/01/2016 to 12/31/2016	$14.10302	$14.67423	5,403,196
01/01/2017 to 12/31/2017	$14.67423	$15.93508	6,037,162
01/01/2018 to 12/31/2018	$15.93508	$15.26462	6,058,564

A-139

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Small-Cap Growth Opportunities Portfolio
01/01/2009 to 12/31/2009	$7.30302	$9.55274	2,973,182
01/01/2010 to 12/31/2010	$9.55274	$12.48459	2,233,337
01/01/2011 to 12/31/2011	$12.48459	$10.69598	6,022,637
01/01/2012 to 12/31/2012	$10.69598	$12.66302	4,924,697
01/01/2013 to 12/31/2013	$12.66302	$17.58140	4,045,290
01/01/2014 to 12/31/2014	$17.58140	$18.19175	3,549,857
01/01/2015 to 12/31/2015	$18.19175	$18.17646	3,140,831
01/01/2016 to 12/31/2016	$18.17646	$19.30237	2,781,597
01/01/2017 to 12/31/2017	$19.30237	$24.30313	2,483,573
01/01/2018 to 12/31/2018	$24.30313	$21.36279	2,227,050
AST Small-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$12.68177	$16.74425	2,693,794
01/01/2010 to 12/31/2010	$16.74425	$22.52232	2,310,461
01/01/2011 to 12/31/2011	$22.52232	$21.98983	1,837,485
01/01/2012 to 12/31/2012	$21.98983	$24.32164	1,542,659
01/01/2013 to 12/31/2013	$24.32164	$32.41614	1,330,742
01/01/2014 to 12/31/2014	$32.41614	$33.18308	1,114,092
01/01/2015 to 12/31/2015	$33.18308	$32.97563	1,029,965
01/01/2016 to 12/31/2016	$32.97563	$36.44149	895,312
01/01/2017 to 12/31/2017	$36.44149	$44.52618	795,697
01/01/2018 to 12/31/2018	$44.52618	$40.21010	691,095
AST Small-Cap Value Portfolio
01/01/2009 to 12/31/2009	$15.52371	$19.43917	5,742,455
01/01/2010 to 12/31/2010	$19.43917	$24.14936	4,383,068
01/01/2011 to 12/31/2011	$24.14936	$22.38867	3,448,221
01/01/2012 to 12/31/2012	$22.38867	$26.08383	2,840,903
01/01/2013 to 12/31/2013	$26.08383	$35.33780	2,399,560
01/01/2014 to 12/31/2014	$35.33780	$36.67867	2,110,720
01/01/2015 to 12/31/2015	$36.67867	$34.60647	1,874,038
01/01/2016 to 12/31/2016	$34.60647	$44.08811	1,609,327
01/01/2017 to 12/31/2017	$44.08811	$46.66633	1,396,957
01/01/2018 to 12/31/2018	$46.66633	$38.15322	1,225,607
AST T. Rowe Price Large-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$9.45746	$14.30206	4,583,268
01/01/2010 to 12/31/2010	$14.30206	$16.33144	3,544,993
01/01/2011 to 12/31/2011	$16.33144	$15.83012	2,925,246
01/01/2012 to 12/31/2012	$15.83012	$18.35269	2,586,707
01/01/2013 to 12/31/2013	$18.35269	$26.06273	2,374,109
01/01/2014 to 12/31/2014	$26.06273	$27.84247	2,117,503
01/01/2015 to 12/31/2015	$27.84247	$30.08366	2,085,487
01/01/2016 to 12/31/2016	$30.08366	$30.46379	1,768,786
01/01/2017 to 12/31/2017	$30.46379	$41.41872	1,642,149
01/01/2018 to 12/31/2018	$41.41872	$42.41475	1,461,790
AST T. Rowe Price Large-Cap Value Portfolio
01/01/2009 to 12/31/2009	$8.86731	$10.33955	3,247,472
01/01/2010 to 12/31/2010	$10.33955	$11.46331	2,336,317
01/01/2011 to 12/31/2011	$11.46331	$11.24735	1,901,525
01/01/2012 to 12/31/2012	$11.24735	$12.57594	1,508,096
01/01/2013 to 12/31/2013	$12.57594	$16.69388	1,230,011
01/01/2014 to 12/31/2014	$16.69388	$16.71672	1,014,655
01/01/2015 to 12/31/2015	$16.71672	$15.48320	821,488
01/01/2016 to 12/31/2016	$15.48320	$16.20250	685,967
01/01/2017 to 12/31/2017	$16.20250	$18.62075	643,139
01/01/2018 to 12/31/2018	$18.62075	$16.57594	580,362

A-140

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Templeton Global Bond Portfolio
01/01/2009 to 12/31/2009	$14.73239	$16.28603	4,059,242
01/01/2010 to 12/31/2010	$16.28603	$16.98032	3,320,976
01/01/2011 to 12/31/2011	$16.98032	$17.43333	2,810,279
01/01/2012 to 12/31/2012	$17.43333	$18.08731	2,390,182
01/01/2013 to 12/31/2013	$18.08731	$17.16465	2,112,886
01/01/2014 to 12/31/2014	$17.16465	$17.01852	1,970,013
01/01/2015 to 12/31/2015	$17.01852	$16.00536	1,674,070
01/01/2016 to 12/31/2016	$16.00536	$16.46945	1,449,888
01/01/2017 to 12/31/2017	$16.46945	$16.57098	1,320,550
01/01/2018 to 12/31/2018	$16.57098	$16.66437	1,139,725
AST WEDGE Capital Mid-Cap Value Portfolio
01/01/2009 to 12/31/2009	$8.36444	$11.45433	2,070,962
01/01/2010 to 12/31/2010	$11.45433	$13.96046	1,567,706
01/01/2011 to 12/31/2011	$13.96046	$13.29015	1,252,740
01/01/2012 to 12/31/2012	$13.29015	$15.51644	1,045,623
01/01/2013 to 12/31/2013	$15.51644	$20.25854	866,148
01/01/2014 to 12/31/2014	$20.25854	$22.96503	826,133
01/01/2015 to 12/31/2015	$22.96503	$21.14709	659,342
01/01/2016 to 12/31/2016	$21.14709	$23.76990	584,751
01/01/2017 to 12/31/2017	$23.76990	$27.78102	506,216
01/01/2018 to 12/31/2018	$27.78102	$22.86353	446,219
AST Western Asset Core Plus Bond Portfolio
01/01/2009 to 12/31/2009	$9.32990	$10.26911	670,033
01/01/2010 to 12/31/2010	$10.26911	$10.91487	675,981
01/01/2011 to 12/31/2011	$10.91487	$11.41068	908,418
01/01/2012 to 12/31/2012	$11.41068	$12.13428	951,592
01/01/2013 to 12/31/2013	$12.13428	$11.78576	703,842
01/01/2014 to 12/31/2014	$11.78576	$12.45714	826,728
01/01/2015 to 12/31/2015	$12.45714	$12.43466	1,235,855
01/01/2016 to 12/31/2016	$12.43466	$12.89234	1,271,409
01/01/2017 to 12/31/2017	$12.89234	$13.51423	1,300,427
01/01/2018 to 12/31/2018	$13.51423	$13.02235	2,708,965
Wells Fargo VT International Equity Fund - Class 1
07/16/2010* to 12/31/2010	$12.34180	$14.94080	757,138
01/01/2011 to 12/31/2011	$14.94080	$12.84776	529,199
01/01/2012 to 12/31/2012	$12.84776	$14.40065	412,613
01/01/2013 to 12/31/2013	$14.40065	$17.03009	327,425
01/01/2014 to 12/31/2014	$17.03009	$15.90157	282,142
01/01/2015 to 12/31/2015	$15.90157	$16.03890	271,049
01/01/2016 to 12/31/2016	$16.03890	$16.32959	209,982
01/01/2017 to 12/31/2017	$16.32959	$20.10407	198,982
01/01/2018 to 12/31/2018	$20.10407	$16.47931	179,424
Wells Fargo VT Omega Growth Fund - Class 1
07/16/2010* to 12/31/2010	$8.11206	$10.24241	932,979
01/01/2011 to 12/31/2011	$10.24241	$9.55821	795,585
01/01/2012 to 12/31/2012	$9.55821	$11.38028	775,472
01/01/2013 to 12/31/2013	$11.38028	$15.73369	659,475
01/01/2014 to 12/31/2014	$15.73369	$16.14756	556,109
01/01/2015 to 12/31/2015	$16.14756	$16.17955	506,361
01/01/2016 to 12/31/2016	$16.17955	$16.07593	423,400
01/01/2017 to 12/31/2017	$16.07593	$21.39200	373,484
01/01/2018 to 12/31/2018	$21.39200	$21.20034	322,384
*Denotes the start date of these sub-accounts

A-141

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF NET ASSETS
December 31, 2018

	SUBACCOUNTS
	AST Goldman Sachs Large-Cap Value Portfolio	AST T. Rowe Price Large-Cap Growth Portfolio	AST Government Money Market Portfolio	AST Cohen & Steers Realty Portfolio	AST J.P. Morgan Strategic Opportunities Portfolio
ASSETS
Investment in the portfolios, at fair value	$545,934,620	$519,985,547	$498,581,991	$106,002,129	$609,931,060
Net Assets	$545,934,620	$519,985,547	$498,581,991	$106,002,129	$609,931,060

NET ASSETS, representing:
Accumulation units	$542,503,829	$519,346,136	$498,455,061	$105,860,567	$609,879,732
Contracts in payout (annuitization) period	3,430,791	639,411	126,930	141,562	51,328
	$545,934,620	$519,985,547	$498,581,991	$106,002,129	$609,931,060

Units outstanding	23,440,988	15,214,913	43,994,532	2,630,202	32,036,351

Portfolio shares held	19,202,765	14,448,056	498,581,991	9,619,068	33,623,542
Portfolio net asset value per share	$28.43	$35.99	$1.00	$11.02	$18.14
Investment in portfolio shares, at cost	$450,486,223	$335,384,523	$498,581,991	$94,619,369	$483,342,547

STATEMENTS OF OPERATIONS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST Goldman Sachs Large-Cap Value Portfolio	AST T. Rowe Price Large-Cap Growth Portfolio	AST Government Money Market Portfolio	AST Cohen & Steers Realty Portfolio	AST J.P. Morgan Strategic Opportunities Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

INVESTMENT INCOME
Dividend income	$—	$—	$6,175,113	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	9,941,249	9,153,070	6,263,605	1,783,081	11,604,032

NET INVESTMENT INCOME (LOSS)	(9,941,249)	(9,153,070)	(88,492)	(1,783,081)	(11,604,032)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	73,651,963	92,140,211	—	11,958,275	64,957,270
Net change in unrealized appreciation (depreciation) on investments	(125,443,742)	(64,731,376)	—	(17,874,279)	(102,459,937)
NET GAIN (LOSS) ON INVESTMENTS	(51,791,779)	27,408,835	—	(5,916,004)	(37,502,667)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(61,733,028)	$18,255,765	$(88,492)	$(7,699,085)	$(49,106,699)

The accompanying notes are an integral part of these financial statements.
A1

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF NET ASSETS
December 31, 2018

	SUBACCOUNTS
	AST T. Rowe Price Large-Cap Value Portfolio	AST High Yield Portfolio	AST Small-Cap Growth Opportunities Portfolio	AST WEDGE Capital Mid-Cap Value Portfolio	AST Small-Cap Value Portfolio
ASSETS
Investment in the portfolios, at fair value	$75,127,197	$138,110,576	$189,953,342	$58,212,757	$192,078,806
Net Assets	$75,127,197	$138,110,576	$189,953,342	$58,212,757	$192,078,806

NET ASSETS, representing:
Accumulation units	$74,723,742	$136,857,559	$189,444,339	$57,750,497	$190,901,804
Contracts in payout (annuitization) period	403,455	1,253,017	509,003	462,260	1,177,002
	$75,127,197	$138,110,576	$189,953,342	$58,212,757	$192,078,806

Units outstanding	4,141,894	5,738,345	7,440,692	2,380,395	5,927,655

Portfolio shares held	5,495,772	13,992,966	10,743,967	2,705,054	8,087,529
Portfolio net asset value per share	$13.67	$9.87	$17.68	$21.52	$23.75
Investment in portfolio shares, at cost	$66,837,858	$135,429,972	$131,521,270	$54,178,880	$143,037,781

STATEMENTS OF OPERATIONS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST T. Rowe Price Large-Cap Value Portfolio	AST High Yield Portfolio	AST Small-Cap Growth Opportunities Portfolio	AST WEDGE Capital Mid-Cap Value Portfolio	AST Small-Cap Value Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	1,268,246	2,413,309	3,617,296	1,136,085	3,663,030
NET INVESTMENT INCOME (LOSS)	(1,268,246)	(2,413,309)	(3,617,296)	(1,136,085)	(3,663,030)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	7,953,824	19,090,517	29,925,629	6,975,849	31,206,892
Net change in unrealized appreciation (depreciation) on investments	(16,276,934)	(22,008,237)	(50,859,888)	(19,411,583)	(70,741,907)
NET GAIN (LOSS) ON INVESTMENTS	(8,323,110)	(2,917,720)	(20,934,259)	(12,435,734)	(39,535,015)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(9,591,356)	$(5,331,029)	$(24,551,555)	$(13,571,819)	$(43,198,045)

The accompanying notes are an integral part of these financial statements.
A2

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF NET ASSETS
December 31, 2018

	SUBACCOUNTS
	AST Goldman Sachs Mid-Cap Growth Portfolio	AST Goldman Sachs Small-Cap Value Portfolio	AST Hotchkis & Wiley Large-Cap Value Portfolio	AST Lord Abbett Core Fixed Income Portfolio	AST Loomis Sayles Large-Cap Growth Portfolio
ASSETS
Investment in the portfolios, at fair value	$385,252,758	$139,768,235	$214,521,108	$—	$765,762,651
Net Assets	$385,252,758	$139,768,235	$214,521,108	$—	$765,762,651

NET ASSETS, representing:
Accumulation units	$384,307,301	$139,338,400	$213,349,075	$—	$762,036,125
Contracts in payout (annuitization) period	945,457	429,835	1,172,033	—	3,726,526
	$385,252,758	$139,768,235	$214,521,108	$—	$765,762,651

Units outstanding	26,547,342	3,453,316	9,571,637	—	23,113,213

Portfolio shares held	42,710,949	6,848,027	8,399,417	—	15,779,160
Portfolio net asset value per share	$9.02	$20.41	$25.54	$—	$48.53
Investment in portfolio shares, at cost	$317,507,421	$119,936,041	$165,919,852	$—	$444,970,387

STATEMENTS OF OPERATIONS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST Goldman Sachs Mid-Cap Growth Portfolio	AST Goldman Sachs Small-Cap Value Portfolio	AST Hotchkis & Wiley Large-Cap Value Portfolio	AST Lord Abbett Core Fixed Income Portfolio	AST Loomis Sayles Large-Cap Growth Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	9/14/2018**	12/31/2018

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	6,765,372	2,664,267	4,184,449	2,526,759	13,629,011

NET INVESTMENT INCOME (LOSS)	(6,765,372)	(2,664,267)	(4,184,449)	(2,526,759)	(13,629,011)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	26,316,699	20,497,391	27,813,136	12,881,379	129,916,419
Net change in unrealized appreciation (depreciation) on investments	(41,899,804)	(44,466,584)	(64,592,067)	(17,142,064)	(144,328,594)
NET GAIN (LOSS) ON INVESTMENTS	(15,583,105)	(23,969,193)	(36,778,931)	(4,260,685)	(14,412,175)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(22,348,477)	$(26,633,460)	$(40,963,380)	$(6,787,444)	$(28,041,186)

**Date subaccount was no longer available for investment.

The accompanying notes are an integral part of these financial statements.
A3

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF NET ASSETS
December 31, 2018

	SUBACCOUNTS
	AST MFS Growth Portfolio	AST Neuberger Berman/LSV Mid-Cap Value Portfolio	AST Small-Cap Growth Portfolio	AST BlackRock Low Duration Bond Portfolio	AST BlackRock/Loomis Sayles Bond Portfolio
ASSETS
Investment in the portfolios, at fair value	$195,746,079	$267,239,051	$126,575,393	$272,436,858	$972,143,309
Net Assets	$195,746,079	$267,239,051	$126,575,393	$272,436,858	$972,143,309

NET ASSETS, representing:
Accumulation units	$195,276,119	$265,973,619	$126,397,191	$271,183,599	$965,713,871
Contracts in payout (annuitization) period	469,960	1,265,432	178,202	1,253,259	6,429,438
	$195,746,079	$267,239,051	$126,575,393	$272,436,858	$972,143,309

Units outstanding	9,276,588	6,355,547	4,256,072	19,133,021	53,190,610

Portfolio shares held	8,082,002	9,161,435	3,104,621	25,179,007	71,744,894
Portfolio net asset value per share	$24.22	$29.17	$40.77	$10.82	$13.55
Investment in portfolio shares, at cost	$110,454,870	$189,206,014	$105,612,711	$264,972,404	$896,838,338

STATEMENTS OF OPERATIONS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST MFS Growth Portfolio	AST Neuberger Berman/LSV Mid-Cap Value Portfolio	AST Small-Cap Growth Portfolio	AST BlackRock Low Duration Bond Portfolio	AST BlackRock/Loomis Sayles Bond Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	3,369,753	4,902,021	2,350,132	4,409,598	16,460,735

NET INVESTMENT INCOME (LOSS)	(3,369,753)	(4,902,021)	(2,350,132)	(4,409,598)	(16,460,735)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	31,481,574	40,329,269	16,454,626	1,205,790	34,488,487
Net change in unrealized appreciation (depreciation) on investments	(24,634,289)	(94,504,349)	(28,310,298)	881,874	(44,706,137)
NET GAIN (LOSS) ON INVESTMENTS	6,847,285	(54,175,080)	(11,855,672)	2,087,664	(10,217,650)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$3,477,532	$(59,077,101)	$(14,205,804)	$(2,321,934)	$(26,678,385)

The accompanying notes are an integral part of these financial statements.
A4

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF NET ASSETS
December 31, 2018

	SUBACCOUNTS
	AST QMA US Equity Alpha Portfolio	AST T. Rowe Price Natural Resources Portfolio	AST T. Rowe Price Asset Allocation Portfolio	AST International Value Portfolio	AST MFS Global Equity Portfolio
ASSETS
Investment in the portfolios, at fair value	$147,400,730	$87,936,570	$2,051,355,528	$96,766,024	$173,269,099
Net Assets	$147,400,730	$87,936,570	$2,051,355,528	$96,766,024	$173,269,099

NET ASSETS, representing:
Accumulation units	$146,003,114	$87,892,758	$2,051,325,922	$96,500,319	$172,412,553
Contracts in payout (annuitization) period	1,397,616	43,812	29,606	265,705	856,546
	$147,400,730	$87,936,570	$2,051,355,528	$96,766,024	$173,269,099

Units outstanding	5,574,956	3,167,075	84,099,435	6,035,787	6,421,790

Portfolio shares held	5,256,802	4,563,392	73,976,038	5,411,970	9,335,620
Portfolio net asset value per share	$28.04	$19.27	$27.73	$17.88	$18.56
Investment in portfolio shares, at cost	$113,535,422	$87,392,626	$1,571,971,269	$90,376,969	$150,386,660

STATEMENTS OF OPERATIONS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST QMA US Equity Alpha Portfolio	AST T. Rowe Price Natural Resources Portfolio	AST T. Rowe Price Asset Allocation Portfolio	AST International Value Portfolio	AST MFS Global Equity Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	2,588,466	1,747,737	36,670,639	1,870,427	3,217,693

NET INVESTMENT INCOME (LOSS)	(2,588,466)	(1,747,737)	(36,670,639)	(1,870,427)	(3,217,693)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	25,906,422	165,605	192,996,567	7,262,976	17,555,076
Net change in unrealized appreciation (depreciation) on investments	(39,296,197)	(19,743,731)	(313,405,739)	(27,331,741)	(37,559,513)
NET GAIN (LOSS) ON INVESTMENTS	(13,389,775)	(19,578,126)	(120,409,172)	(20,068,765)	(20,004,437)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(15,978,241)	$(21,325,863)	$(157,079,811)	$(21,939,192)	$(23,222,130)

The accompanying notes are an integral part of these financial statements.
A5

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF NET ASSETS
December 31, 2018

	SUBACCOUNTS
	AST J.P. Morgan International Equity Portfolio	AST Templeton Global Bond Portfolio	AST International Growth Portfolio	AST Wellington Management Hedged Equity Portfolio	AST Capital Growth Asset Allocation Portfolio
ASSETS
Investment in the portfolios, at fair value	$133,178,676	$117,093,205	$282,892,909	$262,215,381	$3,713,436,579
Net Assets	$133,178,676	$117,093,205	$282,892,909	$262,215,381	$3,713,436,579

NET ASSETS, representing:
Accumulation units	$132,381,026	$116,470,957	$282,412,797	$262,215,381	$3,713,436,579
Contracts in payout (annuitization) period	797,650	622,248	480,112	—	—
	$133,178,676	$117,093,205	$282,892,909	$262,215,381	$3,713,436,579

Units outstanding	6,220,443	7,411,585	12,754,247	18,683,451	225,445,464

Portfolio shares held	5,239,130	10,436,115	18,204,177	18,146,393	208,620,033
Portfolio net asset value per share	$25.42	$11.22	$15.54	$14.45	$17.80
Investment in portfolio shares, at cost	$128,553,953	$112,017,365	$227,748,300	$230,576,391	$2,538,848,824

STATEMENTS OF OPERATIONS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST J.P. Morgan International Equity Portfolio	AST Templeton Global Bond Portfolio	AST International Growth Portfolio	AST Wellington Management Hedged Equity Portfolio	AST Capital Growth Asset Allocation Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	2,397,360	1,983,891	5,261,679	4,865,483	69,870,755

NET INVESTMENT INCOME (LOSS)	(2,397,360)	(1,983,891)	(5,261,679)	(4,865,483)	(69,870,755)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	11,395,647	(100,577)	25,235,146	24,834,293	381,689,171
Net change in unrealized appreciation (depreciation) on investments	(42,397,379)	2,783,429	(70,493,360)	(39,165,859)	(633,311,295)
NET GAIN (LOSS) ON INVESTMENTS	(31,001,732)	2,682,852	(45,258,214)	(14,331,566)	(251,622,124)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(33,399,092)	$698,961	$(50,519,893)	$(19,197,049)	$(321,492,879)

The accompanying notes are an integral part of these financial statements.
A6

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF NET ASSETS
December 31, 2018

	SUBACCOUNTS
	AST Academic Strategies Asset Allocation Portfolio	AST Balanced Asset Allocation Portfolio	AST Preservation Asset Allocation Portfolio	AST RCM World Trends Portfolio	AST J.P. Morgan Global Thematic Portfolio
ASSETS
Investment in the portfolios, at fair value	$1,375,824,005	$2,168,911,272	$1,452,551,436	$564,128,952	$475,317,335
Net Assets	$1,375,824,005	$2,168,911,272	$1,452,551,436	$564,128,952	$475,317,335

NET ASSETS, representing:
Accumulation units	$1,375,130,561	$2,168,911,272	$1,452,551,436	$564,128,952	$475,317,335
Contracts in payout (annuitization) period	693,444	—	—	—	—
	$1,375,824,005	$2,168,911,272	$1,452,551,436	$564,128,952	$475,317,335

Units outstanding	108,320,866	134,639,676	96,607,153	45,094,996	34,094,571

Portfolio shares held	99,051,404	126,467,130	92,284,081	41,725,514	31,519,717
Portfolio net asset value per share	$13.89	$17.15	$15.74	$13.52	$15.08
Investment in portfolio shares, at cost	$1,163,213,080	$1,482,895,665	$1,145,292,232	$477,764,276	$380,475,133

STATEMENTS OF OPERATIONS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST Academic Strategies Asset Allocation Portfolio	AST Balanced Asset Allocation Portfolio	AST Preservation Asset Allocation Portfolio	AST RCM World Trends Portfolio	AST J.P. Morgan Global Thematic Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	28,225,272	38,979,173	26,404,660	10,993,385	8,995,396

NET INVESTMENT INCOME (LOSS)	(28,225,272)	(38,979,173)	(26,404,660)	(10,993,385)	(8,995,396)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	163,872,385	177,668,190	106,108,770	67,474,188	52,388,379
Net change in unrealized appreciation (depreciation) on investments	(303,683,616)	(290,822,119)	(149,740,585)	(123,696,150)	(95,020,757)
NET GAIN (LOSS) ON INVESTMENTS	(139,811,231)	(113,153,929)	(43,631,815)	(56,221,962)	(42,632,378)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(168,036,503)	$(152,133,102)	$(70,036,475)	$(67,215,347)	$(51,627,774)

The accompanying notes are an integral part of these financial statements.
A7

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF NET ASSETS
December 31, 2018

	SUBACCOUNTS
	AST Goldman Sachs Multi-Asset Portfolio	AST Western Asset Core Plus Bond Portfolio	Davis Value Portfolio	Columbia Variable Portfolio - Asset Allocation Fund (Class 1)	Columbia Variable Portfolio - Small Company Growth Fund (Class 1)
ASSETS
Investment in the portfolios, at fair value	$435,237,601	$590,428,742	$778,466	$2,818,961	$369,048
Net Assets	$435,237,601	$590,428,742	$778,466	$2,818,961	$369,048

NET ASSETS, representing:
Accumulation units	$435,237,601	$589,038,742	$778,466	$2,818,961	$369,048
Contracts in payout (annuitization) period	—	1,390,000	—	—	—
	$435,237,601	$590,428,742	$778,466	$2,818,961	$369,048

Units outstanding	34,687,105	45,511,006	42,981	112,949	9,724

Portfolio shares held	33,047,654	47,158,845	112,985	199,926	23,596
Portfolio net asset value per share	$13.17	$12.52	$6.89	$14.10	$15.64
Investment in portfolio shares, at cost	$378,801,167	$566,567,055	$1,115,836	$2,610,142	$331,281

STATEMENTS OF OPERATIONS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST Goldman Sachs Multi-Asset Portfolio	AST Western Asset Core Plus Bond Portfolio	Davis Value Portfolio	Columbia Variable Portfolio - Asset Allocation Fund (Class 1)	Columbia Variable Portfolio - Small Company Growth Fund (Class 1)
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

INVESTMENT INCOME
Dividend income	$—	$—	$7,941	$46,439	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	8,620,525	7,991,715	13,656	32,363	4,372

NET INVESTMENT INCOME (LOSS)	(8,620,525)	(7,991,715)	(5,715)	14,076	(4,372)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	159,693	229,960	63,039
Net realized gain (loss) on shares redeemed	48,453,163	24,813,752	(9,194)	160,512	34,913
Net change in unrealized appreciation (depreciation) on investments	(88,120,889)	(35,797,394)	(279,926)	(567,249)	(99,284)
NET GAIN (LOSS) ON INVESTMENTS	(39,667,726)	(10,983,642)	(129,427)	(176,777)	(1,332)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(48,288,251)	$(18,975,357)	$(135,142)	$(162,701)	$(5,704)

The accompanying notes are an integral part of these financial statements.
A8

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF NET ASSETS
December 31, 2018

	SUBACCOUNTS
	Prudential SP International Growth Portfolio (Class I)	ProFund VP Asia 30	ProFund VP Banks	ProFund VP Bear	ProFund VP Biotechnology
ASSETS
Investment in the portfolios, at fair value	$4,355,165	$6,059,817	$3,870,345	$2,620,109	$8,063,286
Net Assets	$4,355,165	$6,059,817	$3,870,345	$2,620,109	$8,063,286

NET ASSETS, representing:
Accumulation units	$4,196,977	$6,059,817	$3,870,345	$2,619,881	$8,063,286
Contracts in payout (annuitization) period	158,188	—	—	228	—
	$4,355,165	$6,059,817	$3,870,345	$2,620,109	$8,063,286

Units outstanding	277,363	285,038	473,641	1,452,405	278,810

Portfolio shares held	621,279	122,818	181,621	76,166	122,822
Portfolio net asset value per share	$7.01	$49.34	$21.31	$34.40	$65.65
Investment in portfolio shares, at cost	$4,373,534	$6,940,082	$4,655,046	$2,508,327	$8,790,473

STATEMENTS OF OPERATIONS
For the period ended December 31, 2018

	SUBACCOUNTS
	Prudential SP International Growth Portfolio (Class I)	ProFund VP Asia 30	ProFund VP Banks	ProFund VP Bear	ProFund VP Biotechnology
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

INVESTMENT INCOME
Dividend income	$—	$40,770	$25,213	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	71,595	113,972	80,667	33,426	123,238

NET INVESTMENT INCOME (LOSS)	(71,595)	(73,202)	(55,454)	(33,426)	(123,238)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	449,194	667,472	316,755	(361,702)	266,081
Net change in unrealized appreciation (depreciation) on investments	(1,086,758)	(2,208,828)	(1,424,606)	350,137	(902,823)
NET GAIN (LOSS) ON INVESTMENTS	(637,564)	(1,541,356)	(1,107,851)	(11,565)	(636,742)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(709,159)	$(1,614,558)	$(1,163,305)	$(44,991)	$(759,980)

The accompanying notes are an integral part of these financial statements.
A9

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF NET ASSETS
December 31, 2018

	SUBACCOUNTS
	ProFund VP Basic Materials	ProFund VP UltraBull	ProFund VP Bull	ProFund VP Consumer Services	ProFund VP Consumer Goods
ASSETS
Investment in the portfolios, at fair value	$5,043,667	$7,001,617	$26,473,578	$8,584,278	$6,051,030
Net Assets	$5,043,667	$7,001,617	$26,473,578	$8,584,278	$6,051,030

NET ASSETS, representing:
Accumulation units	$5,043,667	$7,001,617	$26,473,578	$8,584,278	$6,036,596
Contracts in payout (annuitization) period	—	—	—	—	14,434
	$5,043,667	$7,001,617	$26,473,578	$8,584,278	$6,051,030

Units outstanding	270,450	361,169	1,380,797	376,238	306,275

Portfolio shares held	88,579	689,815	623,495	123,426	131,088
Portfolio net asset value per share	$56.94	$10.15	$42.46	$69.55	$46.16
Investment in portfolio shares, at cost	$5,881,003	$8,073,306	$28,037,247	$9,238,643	$7,606,846

STATEMENTS OF OPERATIONS
For the period ended December 31, 2018

	SUBACCOUNTS
	ProFund VP Basic Materials	ProFund VP UltraBull	ProFund VP Bull	ProFund VP Consumer Services	ProFund VP Consumer Goods
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

INVESTMENT INCOME
Dividend income	$26,656	$—	$—	$—	$97,329

EXPENSES
Charges for mortality and expense risk,
and for administration	93,022	123,332	307,615	156,284	115,074

NET INVESTMENT INCOME (LOSS)	(66,366)	(123,332)	(307,615)	(156,284)	(17,745)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	1,776,244	2,035,959	511,357	1,393,732
Net realized gain (loss) on shares redeemed	693,831	(2,474,575)	(2,081,801)	1,458,105	(240,884)
Net change in unrealized appreciation (depreciation) on investments	(2,015,821)	(1,165,484)	(1,909,970)	(2,092,213)	(2,488,462)
NET GAIN (LOSS) ON INVESTMENTS	(1,321,990)	(1,863,815)	(1,955,812)	(122,751)	(1,335,614)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(1,388,356)	$(1,987,147)	$(2,263,427)	$(279,035)	$(1,353,359)

The accompanying notes are an integral part of these financial statements.
A10

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF NET ASSETS
December 31, 2018

	SUBACCOUNTS
	ProFund VP Oil & Gas	ProFund VP Europe 30	ProFund VP Financials	ProFund VP U.S. Government Plus	ProFund VP Health Care
ASSETS
Investment in the portfolios, at fair value	$8,591,524	$7,126,615	$12,094,437	$6,104,739	$28,459,422
Net Assets	$8,591,524	$7,126,615	$12,094,437	$6,104,739	$28,459,422

NET ASSETS, representing:
Accumulation units	$8,568,709	$7,124,090	$12,094,437	$6,104,739	$28,425,102
Contracts in payout (annuitization) period	22,815	2,525	—	—	34,320
	$8,591,524	$7,126,615	$12,094,437	$6,104,739	$28,459,422

Units outstanding	528,637	624,754	1,024,018	316,265	1,182,881

Portfolio shares held	296,362	346,794	323,467	263,590	396,260
Portfolio net asset value per share	$28.99	$20.55	$37.39	$23.16	$71.82
Investment in portfolio shares, at cost	$10,548,109	$7,989,297	$12,314,086	$5,688,170	$27,812,774
STATEMENTS OF OPERATIONS
For the period ended December 31, 2018

	SUBACCOUNTS
	ProFund VP Oil & Gas	ProFund VP Europe 30	ProFund VP Financials	ProFund VP U.S. Government Plus	ProFund VP Health Care
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

INVESTMENT INCOME
Dividend income	$214,194	$329,154	$65,866	$70,824	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	154,392	143,001	256,130	101,903	436,573

NET INVESTMENT INCOME (LOSS)	59,802	186,153	(190,264)	(31,079)	(436,573)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	1,739,053
Net realized gain (loss) on shares redeemed	9,903	(580,596)	2,197,257	(899,262)	537,849
Net change in unrealized appreciation (depreciation) on investments	(2,406,679)	(1,008,049)	(3,841,880)	280,987	(1,195,493)
NET GAIN (LOSS) ON INVESTMENTS	(2,396,776)	(1,588,645)	(1,644,623)	(618,275)	1,081,409

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(2,336,974)	$(1,402,492)	$(1,834,887)	$(649,354)	$644,836

The accompanying notes are an integral part of these financial statements.
A11

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF NET ASSETS
December 31, 2018

	SUBACCOUNTS
	Access VP High Yield Fund	ProFund VP Industrials	ProFund VP Internet	ProFund VP Japan	ProFund VP Precious Metals
ASSETS
Investment in the portfolios, at fair value	$5,446,037	$5,748,973	$6,815,478	$4,458,044	$8,148,848
Net Assets	$5,446,037	$5,748,973	$6,815,478	$4,458,044	$8,148,848

NET ASSETS, representing:
Accumulation units	$5,446,037	$5,748,973	$6,815,478	$4,458,044	$8,137,233
Contracts in payout (annuitization) period	—	—	—	—	11,615
	$5,446,037	$5,748,973	$6,815,478	$4,458,044	$8,148,848

Units outstanding	267,684	255,352	90,695	370,030	1,250,238

Portfolio shares held	203,666	79,078	60,749	97,019	476,820
Portfolio net asset value per share	$26.74	$72.70	$112.19	$45.95	$17.09
Investment in portfolio shares, at cost	$5,576,883	$6,318,066	$8,157,094	$4,930,001	$7,510,459

STATEMENTS OF OPERATIONS
For the period ended December 31, 2018

	SUBACCOUNTS
	Access VP High Yield Fund	ProFund VP Industrials	ProFund VP Internet	ProFund VP Japan	ProFund VP Precious Metals
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

INVESTMENT INCOME
Dividend income	$202,179	$10,892	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	89,485	143,680	111,425	72,476	113,809

NET INVESTMENT INCOME (LOSS)	112,694	(132,788)	(111,425)	(72,476)	(113,809)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	165,471	—	446,743	—	—
Net realized gain (loss) on shares redeemed	(638,827)	1,313,684	2,784,522	804,519	(1,969,370)
Net change in unrealized appreciation (depreciation) on investments	182,373	(2,322,943)	(2,768,941)	(1,494,311)	637,285
NET GAIN (LOSS) ON INVESTMENTS	(290,983)	(1,009,259)	462,324	(689,792)	(1,332,085)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(178,289)	$(1,142,047)	$350,899	$(762,268)	$(1,445,894)

The accompanying notes are an integral part of these financial statements.
A12

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF NET ASSETS
December 31, 2018

	SUBACCOUNTS
	ProFund VP Mid-Cap Growth	ProFund VP Mid-Cap Value	ProFund VP Pharmaceuticals	ProFund VP Real Estate	ProFund VP Rising Rates Opportunity
ASSETS
Investment in the portfolios, at fair value	$13,303,222	$9,538,293	$3,049,270	$6,362,578	$2,805,890
Net Assets	$13,303,222	$9,538,293	$3,049,270	$6,362,578	$2,805,890

NET ASSETS, representing:
Accumulation units	$13,303,222	$9,517,953	$3,049,270	$6,362,578	$2,805,890
Contracts in payout (annuitization) period	—	20,340	—	—	—
	$13,303,222	$9,538,293	$3,049,270	$6,362,578	$2,805,890

Units outstanding	570,539	425,578	198,919	256,023	1,810,162

Portfolio shares held	345,449	270,590	87,497	116,723	57,782
Portfolio net asset value per share	$38.51	$35.25	$34.85	$54.51	$48.56
Investment in portfolio shares, at cost	$15,548,209	$11,059,455	$3,457,446	$7,062,811	$3,054,655

STATEMENTS OF OPERATIONS
For the period ended December 31, 2018

	SUBACCOUNTS
	ProFund VP Mid-Cap Growth	ProFund VP Mid-Cap Value	ProFund VP Pharmaceuticals	ProFund VP Real Estate	ProFund VP Rising Rates Opportunity
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

INVESTMENT INCOME
Dividend income	$—	$13,787	$37,616	$144,450	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	268,313	181,501	46,318	87,166	56,244

NET INVESTMENT INCOME (LOSS)	(268,313)	(167,714)	(8,702)	57,284	(56,244)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	1,672,018	1,733,254	82,446	767,716	—
Net realized gain (loss) on shares redeemed	(88,609)	(1,127,562)	205,831	(677,275)	252,953
Net change in unrealized appreciation (depreciation) on investments	(3,555,662)	(2,111,503)	(521,652)	(686,736)	(240,354)
NET GAIN (LOSS) ON INVESTMENTS	(1,972,253)	(1,505,811)	(233,375)	(596,295)	12,599

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(2,240,566)	$(1,673,525)	$(242,077)	$(539,011)	$(43,645)

The accompanying notes are an integral part of these financial statements.
A13

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF NET ASSETS
December 31, 2018

	SUBACCOUNTS
	ProFund VP NASDAQ-100	ProFund VP Semiconductor	ProFund VP Small-Cap Growth	ProFund VP Short Mid-Cap	ProFund VP Short NASDAQ-100
ASSETS
Investment in the portfolios, at fair value	$17,927,418	$1,783,874	$13,035,993	$415,155	$656,187
Net Assets	$17,927,418	$1,783,874	$13,035,993	$415,155	$656,187

NET ASSETS, representing:
Accumulation units	$17,855,440	$1,783,874	$13,035,993	$415,155	$656,187
Contracts in payout (annuitization) period	71,978	—	—	—	—
	$17,927,418	$1,783,874	$13,035,993	$415,155	$656,187

Units outstanding	914,623	115,508	466,779	280,605	917,343

Portfolio shares held	470,659	40,214	377,308	11,761	59,116
Portfolio net asset value per share	$38.09	$44.36	$34.55	$35.30	$11.10
Investment in portfolio shares, at cost	$18,870,858	$2,080,944	$15,497,966	$428,066	$674,541

STATEMENTS OF OPERATIONS
For the period ended December 31, 2018

	SUBACCOUNTS
	ProFund VP NASDAQ-100	ProFund VP Semiconductor	ProFund VP Small-Cap Growth	ProFund VP Short Mid-Cap	ProFund VP Short NASDAQ-100
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	303,207	42,850	264,222	1,655	10,773

NET INVESTMENT INCOME (LOSS)	(303,207)	(42,850)	(264,222)	(1,655)	(10,773)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	2,072,859	305,256	1,350,027	13,454	—
Net realized gain (loss) on shares redeemed	(1,148,501)	43,337	893,634	(6,362)	27,368
Net change in unrealized appreciation (depreciation) on investments	(1,003,194)	(652,132)	(3,171,928)	(5,928)	29,609
NET GAIN (LOSS) ON INVESTMENTS	(78,836)	(303,539)	(928,267)	1,164	56,977

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(382,043)	$(346,389)	$(1,192,489)	$(491)	$46,204

The accompanying notes are an integral part of these financial statements.
A14

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF NET ASSETS
December 31, 2018

	SUBACCOUNTS
	ProFund VP Short Small-Cap	ProFund VP Small-Cap Value	ProFund VP Technology	ProFund VP Telecommu-nications	ProFund VP UltraMid-Cap
ASSETS
Investment in the portfolios, at fair value	$1,340,564	$8,534,136	$6,371,175	$3,097,189	$8,245,466
Net Assets	$1,340,564	$8,534,136	$6,371,175	$3,097,189	$8,245,466

NET ASSETS, representing:
Accumulation units	$1,340,564	$8,534,136	$6,363,266	$3,097,189	$8,241,364
Contracts in payout (annuitization) period	—	—	7,909	—	4,102
	$1,340,564	$8,534,136	$6,371,175	$3,097,189	$8,245,466

Units outstanding	964,848	417,169	458,248	351,652	246,839

Portfolio shares held	93,484	214,912	158,961	108,979	198,113
Portfolio net asset value per share	$14.34	$39.71	$40.08	$28.42	$41.62
Investment in portfolio shares, at cost	$1,324,853	$10,630,805	$6,567,608	$3,436,860	$8,415,174

STATEMENTS OF OPERATIONS
For the period ended December 31, 2018

	SUBACCOUNTS
	ProFund VP Short Small-Cap	ProFund VP Small-Cap Value	ProFund VP Technology	ProFund VP Telecommu-nications	ProFund VP UltraMid-Cap
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

INVESTMENT INCOME
Dividend income	$—	$—	$—	$225,079	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	5,139	171,750	95,448	57,071	187,372

NET INVESTMENT INCOME (LOSS)	(5,139)	(171,750)	(95,448)	168,008	(187,372)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	998,978	205,893	—	3,950,162
Net realized gain (loss) on shares redeemed	70,150	716,971	1,107,642	(904,781)	(7,165,040)
Net change in unrealized appreciation (depreciation) on investments	14,091	(3,264,493)	(1,471,088)	28,483	(366,007)
NET GAIN (LOSS) ON INVESTMENTS	84,241	(1,548,544)	(157,553)	(876,298)	(3,580,885)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$79,102	$(1,720,294)	$(253,001)	$(708,290)	$(3,768,257)

The accompanying notes are an integral part of these financial statements.
A15

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF NET ASSETS
December 31, 2018

	SUBACCOUNTS
	ProFund VP UltraNASDAQ-100	ProFund VP UltraSmall-Cap	ProFund VP Utilities	ProFund VP Large-Cap Growth	ProFund VP Large-Cap Value
ASSETS
Investment in the portfolios, at fair value	$41,335,083	$4,992,626	$17,117,866	$14,843,860	$10,821,524
Net Assets	$41,335,083	$4,992,626	$17,117,866	$14,843,860	$10,821,524

NET ASSETS, representing:
Accumulation units	$41,335,083	$4,992,626	$17,117,866	$14,799,815	$10,821,524
Contracts in payout (annuitization) period	—	—	—	44,045	—
	$41,335,083	$4,992,626	$17,117,866	$14,843,860	$10,821,524

Units outstanding	4,640,368	258,488	774,003	671,885	698,198

Portfolio shares held	607,779	310,101	386,146	228,297	261,896
Portfolio net asset value per share	$68.01	$16.10	$44.33	$65.02	$41.32
Investment in portfolio shares, at cost	$47,218,441	$6,780,973	$17,396,401	$16,365,420	$11,683,113

STATEMENTS OF OPERATIONS
For the period ended December 31, 2018

	SUBACCOUNTS
	ProFund VP UltraNASDAQ-100	ProFund VP UltraSmall-Cap	ProFund VP Utilities	ProFund VP Large-Cap Growth	ProFund VP Large-Cap Value
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

INVESTMENT INCOME
Dividend income	$—	$—	$355,396	$—	$120,055

EXPENSES
Charges for mortality and expense risk,
and for administration	655,169	101,111	242,160	274,566	185,916

NET INVESTMENT INCOME (LOSS)	(655,169)	(101,111)	113,236	(274,566)	(65,861)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	20,812,345	2,310,273	535,728	919,767	—
Net realized gain (loss) on shares redeemed	(9,159,047)	(1,922,177)	(279,010)	2,709,654	1,203,240
Net change in unrealized appreciation (depreciation) on investments	(16,672,487)	(2,067,439)	(474,846)	(3,704,980)	(2,813,540)
NET GAIN (LOSS) ON INVESTMENTS	(5,019,189)	(1,679,343)	(218,128)	(75,559)	(1,610,300)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(5,674,358)	$(1,780,454)	$(104,892)	$(350,125)	$(1,676,161)

The accompanying notes are an integral part of these financial statements.
A16

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF NET ASSETS
December 31, 2018

	SUBACCOUNTS
	Rydex VT Nova Fund	Rydex VT NASDAQ-100® Fund	Rydex VT Inverse S&P 500® Strategy Fund	Invesco V.I. Health Care Fund (Series I)	Invesco V.I. Technology Fund (Series I)
ASSETS
Investment in the portfolios, at fair value	$1,059,198	$7,581,815	$19,304	$23,876,310	$18,307,846
Net Assets	$1,059,198	$7,581,815	$19,304	$23,876,310	$18,307,846

NET ASSETS, representing:
Accumulation units	$1,059,198	$7,581,815	$19,304	$23,843,824	$18,304,702
Contracts in payout (annuitization) period	—	—	—	32,486	3,144
	$1,059,198	$7,581,815	$19,304	$23,876,310	$18,307,846

Units outstanding	75,896	405,345	9,159	842,591	1,500,542

Portfolio shares held	11,203	207,380	267	1,019,919	835,212
Portfolio net asset value per share	$94.55	$36.56	$72.36	$23.41	$21.92
Investment in portfolio shares, at cost	$470,847	$5,002,791	$39,790	$31,425,182	$16,670,294

STATEMENTS OF OPERATIONS
For the period ended December 31, 2018

	SUBACCOUNTS
	Rydex VT Nova Fund	Rydex VT NASDAQ-100® Fund	Rydex VT Inverse S&P 500® Strategy Fund	Invesco V.I. Health Care Fund (Series I)	Invesco V.I. Technology Fund (Series I)
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

INVESTMENT INCOME
Dividend income	$2,473	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	18,719	127,323	265	357,520	309,306

NET INVESTMENT INCOME (LOSS)	(16,246)	(127,323)	(265)	(357,520)	(309,306)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	90,944	361,228	—	3,472,633	1,028,846
Net realized gain (loss) on shares redeemed	127,698	568,843	(6,200)	(1,335,737)	1,492,053
Net change in unrealized appreciation (depreciation) on investments	(337,020)	(966,550)	6,994	(1,795,614)	(2,361,966)
NET GAIN (LOSS) ON INVESTMENTS	(118,378)	(36,479)	794	341,282	158,933

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(134,624)	$(163,802)	$529	$(16,238)	$(150,373)

The accompanying notes are an integral part of these financial statements.
A17

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF NET ASSETS
December 31, 2018

	SUBACCOUNTS
	Wells Fargo VT Index Asset Allocation Fund (Class 2)	Wells Fargo VT International Equity Fund (Class 2)	Wells Fargo VT Small Cap Growth Fund (Class 2)	AST Fidelity Institutional AM℠ Quantitative Portfolio	AST Prudential Growth Allocation Portfolio
ASSETS
Investment in the portfolios, at fair value	$16,724,809	$224,853	$1,137,393	$810,388,109	$3,445,068,349
Net Assets	$16,724,809	$224,853	$1,137,393	$810,388,109	$3,445,068,349

NET ASSETS, representing:
Accumulation units	$16,724,809	$224,853	$1,137,393	$810,388,109	$3,444,642,330
Contracts in payout (annuitization) period	—	—	—	—	426,019
	$16,724,809	$224,853	$1,137,393	$810,388,109	$3,445,068,349

Units outstanding	380,185	25,346	45,120	61,719,373	244,175,825

Portfolio shares held	907,970	77,804	121,128	59,152,417	224,727,224
Portfolio net asset value per share	$18.42	$2.89	$9.39	$13.70	$15.33
Investment in portfolio shares, at cost	$12,195,402	$331,726	$1,124,769	$641,972,954	$3,177,280,233

STATEMENTS OF OPERATIONS
For the period ended December 31, 2018

	SUBACCOUNTS
	Wells Fargo VT Index Asset Allocation Fund (Class 2)	Wells Fargo VT International Equity Fund (Class 2)	Wells Fargo VT Small Cap Growth Fund (Class 2)	AST Fidelity Institutional AM℠ Quantitative Portfolio	AST Prudential Growth Allocation Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

INVESTMENT INCOME
Dividend income	$187,616	$32,804	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	275,742	4,134	19,691	16,164,149	66,816,413

NET INVESTMENT INCOME (LOSS)	(88,126)	28,670	(19,691)	(16,164,149)	(66,816,413)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	1,233,640	67,677	133,888	—	—
Net realized gain (loss) on shares redeemed	1,198,310	(14,839)	84,634	92,109,236	298,067,278
Net change in unrealized appreciation (depreciation) on investments	(3,084,859)	(134,555)	(187,316)	(167,947,054)	(612,799,825)
NET GAIN (LOSS) ON INVESTMENTS	(652,909)	(81,717)	31,206	(75,837,818)	(314,732,547)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(741,035)	$(53,047)	$11,515	$(92,001,967)	$(381,548,960)

The accompanying notes are an integral part of these financial statements.
A18

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF NET ASSETS
December 31, 2018

	SUBACCOUNTS
	AST Advanced Strategies Portfolio	AST Investment Grade Bond Portfolio	AST Bond Portfolio 2018	AST Bond Portfolio 2019	AST Global Real Estate Portfolio
ASSETS
Investment in the portfolios, at fair value	$1,378,346,423	$3,164,431,741	$—	$76,753,992	$25,059,001
Net Assets	$1,378,346,423	$3,164,431,741	$—	$76,753,992	$25,059,001

NET ASSETS, representing:
Accumulation units	$1,378,346,423	$3,164,431,741	$—	$76,753,992	$25,059,001
Contracts in payout (annuitization) period	—	—	—	—	—
	$1,378,346,423	$3,164,431,741	$—	$76,753,992	$25,059,001

Units outstanding	83,312,728	201,715,291	—	5,959,669	1,842,645

Portfolio shares held	77,653,320	423,052,372	—	7,193,439	2,098,744
Portfolio net asset value per share	$17.75	$7.48	$—	$10.67	$11.94
Investment in portfolio shares, at cost	$963,481,697	$3,118,976,859	$—	$76,026,695	$24,141,170

STATEMENTS OF OPERATIONS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST Advanced Strategies Portfolio	AST Investment Grade Bond Portfolio	AST Bond Portfolio 2018	AST Bond Portfolio 2019	AST Global Real Estate Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018**	12/31/2018	12/31/2018

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	25,560,656	23,495,725	640,934	1,056,109	454,311

NET INVESTMENT INCOME (LOSS)	(25,560,656)	(23,495,725)	(640,934)	(1,056,109)	(454,311)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	134,610,574	4,680,148	1,939,733	244,540	1,502,199
Net change in unrealized appreciation (depreciation) on investments	(224,408,848)	24,995,823	(1,766,485)	264,822	(3,041,614)
NET GAIN (LOSS) ON INVESTMENTS	(89,798,274)	29,675,971	173,248	509,362	(1,539,415)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(115,358,930)	$6,180,246	$(467,686)	$(546,747)	$(1,993,726)

**Date subaccount was no longer available for investment.

The accompanying notes are an integral part of these financial statements.
A19

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF NET ASSETS
December 31, 2018

	SUBACCOUNTS
	AST Parametric Emerging Markets Equity Portfolio	AST Bond Portfolio 2020	AST Jennison Large-Cap Growth Portfolio	AST Bond Portfolio 2017	AST Bond Portfolio 2021
ASSETS
Investment in the portfolios, at fair value	$84,819,807	$41,165,096	$63,997,841	$—	$43,201,973
Net Assets	$84,819,807	$41,165,096	$63,997,841	$—	$43,201,973

NET ASSETS, representing:
Accumulation units	$84,819,807	$41,165,096	$63,997,841	$—	$43,201,973
Contracts in payout (annuitization) period	—	—	—	—	—
	$84,819,807	$41,165,096	$63,997,841	$—	$43,201,973

Units outstanding	9,159,396	3,827,550	2,510,921	—	3,415,588

Portfolio shares held	9,760,622	6,000,743	2,094,856	—	2,919,052
Portfolio net asset value per share	$8.69	$6.86	$30.55	$—	$14.80
Investment in portfolio shares, at cost	$80,975,402	$40,821,747	$55,426,647	$—	$42,948,935

STATEMENTS OF OPERATIONS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST Parametric Emerging Markets Equity Portfolio	AST Bond Portfolio 2020	AST Jennison Large-Cap Growth Portfolio	AST Bond Portfolio 2017	AST Bond Portfolio 2021
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	1/2/2018**	12/31/2018

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	1,578,684	842,725	1,185,271	26	949,167

NET INVESTMENT INCOME (LOSS)	(1,578,684)	(842,725)	(1,185,271)	(26)	(949,167)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	3,303,393	318,549	9,645,302	716	400,563
Net change in unrealized appreciation (depreciation) on investments	(19,848,906)	(273,323)	(10,488,436)	(778)	(507,783)
NET GAIN (LOSS) ON INVESTMENTS	(16,545,513)	45,226	(843,134)	(62)	(107,220)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(18,124,197)	$(797,499)	$(2,028,405)	$(88)	$(1,056,387)

**Date subaccount was no longer available for investment.

The accompanying notes are an integral part of these financial statements.
A20

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF NET ASSETS
December 31, 2018

	SUBACCOUNTS
	Wells Fargo VT Omega Growth Fund (Class 2)	Wells Fargo VT Omega Growth Fund (Class 1)	Wells Fargo VT Small Cap Growth Fund (Class 1)	Wells Fargo VT International Equity Fund (Class 1)	AST Bond Portfolio 2022
ASSETS
Investment in the portfolios, at fair value	$2,168,393	$13,688,282	$11,346,349	$9,270,429	$35,804,573
Net Assets	$2,168,393	$13,688,282	$11,346,349	$9,270,429	$35,804,573

NET ASSETS, representing:
Accumulation units	$2,168,393	$13,619,141	$11,316,575	$8,929,057	$35,804,573
Contracts in payout (annuitization) period	—	69,141	29,774	341,372	—
	$2,168,393	$13,688,282	$11,346,349	$9,270,429	$35,804,573

Units outstanding	87,526	523,427	497,525	543,368	3,078,757

Portfolio shares held	85,945	521,061	1,174,570	3,252,782	2,636,567
Portfolio net asset value per share	$25.23	$26.27	$9.66	$2.85	$13.58
Investment in portfolio shares, at cost	$2,187,682	$13,127,571	$11,857,011	$13,704,070	$35,621,524
STATEMENTS OF OPERATIONS
For the period ended December 31, 2018

	SUBACCOUNTS
	Wells Fargo VT Omega Growth Fund (Class 2)	Wells Fargo VT Omega Growth Fund (Class 1)	Wells Fargo VT Small Cap Growth Fund (Class 1)	Wells Fargo VT International Equity Fund (Class 1)	AST Bond Portfolio 2022
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

INVESTMENT INCOME
Dividend income	$—	$—	$—	$1,464,810	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	36,383	219,764	178,836	159,276	765,829

NET INVESTMENT INCOME (LOSS)	(36,383)	(219,764)	(178,836)	1,305,534	(765,829)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	266,572	1,637,939	1,262,171	2,894,331	—
Net realized gain (loss) on shares redeemed	47,104	528,612	403,568	(1,009,994)	(883,506)
Net change in unrealized appreciation (depreciation) on investments	(289,234)	(1,887,340)	(1,699,966)	(5,385,042)	711,397
NET GAIN (LOSS) ON INVESTMENTS	24,442	279,211	(34,227)	(3,500,705)	(172,109)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(11,941)	$59,447	$(213,063)	$(2,195,171)	$(937,938)

The accompanying notes are an integral part of these financial statements.
A21

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF NET ASSETS
December 31, 2018

	SUBACCOUNTS
	AST Quantitative Modeling Portfolio	AST BlackRock Global Strategies Portfolio	Invesco V.I. Diversified Dividend Fund (Series I)	Columbia Variable Portfolio - U.S. Government Mortgage Fund (Class 1)	Columbia Variable Portfolio - Large Cap Growth Fund (Class 1)
ASSETS
Investment in the portfolios, at fair value	$107,939,182	$96,136,476	$19,317,341	$309,060	$4,143,171
Net Assets	$107,939,182	$96,136,476	$19,317,341	$309,060	$4,143,171

NET ASSETS, representing:
Accumulation units	$107,939,182	$96,136,476	$19,300,954	$309,060	$4,143,171
Contracts in payout (annuitization) period	—	—	16,387	—	—
	$107,939,182	$96,136,476	$19,317,341	$309,060	$4,143,171

Units outstanding	7,619,710	8,103,603	1,117,683	28,546	208,485

Portfolio shares held	6,914,746	7,239,193	815,078	30,211	257,340
Portfolio net asset value per share	$15.61	$13.28	$23.70	$10.23	$16.10
Investment in portfolio shares, at cost	$95,442,006	$90,332,804	$20,322,688	$311,795	$1,965,281

STATEMENTS OF OPERATIONS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST Quantitative Modeling Portfolio	AST BlackRock Global Strategies Portfolio	Invesco V.I. Diversified Dividend Fund (Series I)	Columbia Variable Portfolio - U.S. Government Mortgage Fund (Class 1)	Columbia Variable Portfolio - Large Cap Growth Fund (Class 1)
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

INVESTMENT INCOME
Dividend income	$—	$—	$521,653	$15,595	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	1,628,949	1,861,254	293,619	4,993	48,950

NET INVESTMENT INCOME (LOSS)	(1,628,949)	(1,861,254)	228,034	10,602	(48,950)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	748,993	473	—
Net realized gain (loss) on shares redeemed	7,645,963	8,695,149	1,037,414	(9,942)	306,183
Net change in unrealized appreciation (depreciation) on investments	(15,145,052)	(14,603,600)	(3,956,947)	(3,589)	(437,961)
NET GAIN (LOSS) ON INVESTMENTS	(7,499,089)	(5,908,451)	(2,170,540)	(13,058)	(131,778)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(9,128,038)	$(7,769,705)	$(1,942,506)	$(2,456)	$(180,728)

The accompanying notes are an integral part of these financial statements.
A22

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF NET ASSETS
December 31, 2018

	SUBACCOUNTS
	Wells Fargo VT Opportunity Fund (Class 1)	Wells Fargo VT Opportunity Fund (Class 2)	AST Prudential Core Bond Portfolio	AST Bond Portfolio 2023	AST New Discovery Asset Allocation Portfolio
ASSETS
Investment in the portfolios, at fair value	$2,216,788	$4,094,903	$82,423,110	$27,533,961	$132,335,519
Net Assets	$2,216,788	$4,094,903	$82,423,110	$27,533,961	$132,335,519

NET ASSETS, representing:
Accumulation units	$2,216,788	$4,094,903	$82,423,110	$27,533,961	$131,543,983
Contracts in payout (annuitization) period	—	—	—	—	791,536
	$2,216,788	$4,094,903	$82,423,110	$27,533,961	$132,335,519

Units outstanding	110,740	208,279	7,471,492	2,749,972	10,165,866

Portfolio shares held	97,398	179,208	6,755,992	2,421,632	9,325,970
Portfolio net asset value per share	$22.76	$22.85	$12.20	$11.37	$14.19
Investment in portfolio shares, at cost	$2,173,169	$3,674,628	$80,025,248	$27,536,674	$109,699,772

STATEMENTS OF OPERATIONS
For the period ended December 31, 2018

	SUBACCOUNTS
	Wells Fargo VT Opportunity Fund (Class 1)	Wells Fargo VT Opportunity Fund (Class 2)	AST Prudential Core Bond Portfolio	AST Bond Portfolio 2023	AST New Discovery Asset Allocation Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

INVESTMENT INCOME
Dividend income	$11,517	$9,273	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	36,308	70,674	1,286,300	503,249	2,452,114

NET INVESTMENT INCOME (LOSS)	(24,791)	(61,401)	(1,286,300)	(503,249)	(2,452,114)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	244,684	466,814	—	—	—
Net realized gain (loss) on shares redeemed	94,916	290,031	1,826,776	(669,368)	11,750,588
Net change in unrealized appreciation (depreciation) on investments	(510,969)	(1,070,159)	(2,723,943)	636,433	(24,619,636)
NET GAIN (LOSS) ON INVESTMENTS	(171,369)	(313,314)	(897,167)	(32,935)	(12,869,048)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(196,160)	$(374,715)	$(2,183,467)	$(536,184)	$(15,321,162)

The accompanying notes are an integral part of these financial statements.
A23

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF NET ASSETS
December 31, 2018

	SUBACCOUNTS
	AST Western Asset Emerging Markets Debt Portfolio	AST MFS Large-Cap Value Portfolio	Invesco V.I. Mid Cap Growth Fund (Series I)	AST Bond Portfolio 2024	AST AQR Emerging Markets Equity Portfolio
ASSETS
Investment in the portfolios, at fair value	$1,990,831	$51,454,098	$11,252,264	$69,796,444	$2,983,367
Net Assets	$1,990,831	$51,454,098	$11,252,264	$69,796,444	$2,983,367

NET ASSETS, representing:
Accumulation units	$1,990,831	$51,454,098	$11,210,636	$69,796,444	$2,983,367
Contracts in payout (annuitization) period	—	—	41,628	—	—
	$1,990,831	$51,454,098	$11,252,264	$69,796,444	$2,983,367

Units outstanding	196,633	3,111,678	713,290	7,217,549	304,509

Portfolio shares held	187,108	2,849,064	2,358,965	6,456,655	287,138
Portfolio net asset value per share	$10.64	$18.06	$4.77	$10.81	$10.39
Investment in portfolio shares, at cost	$2,082,503	$49,303,347	$12,983,709	$68,441,699	$3,536,736

STATEMENTS OF OPERATIONS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST Western Asset Emerging Markets Debt Portfolio	AST MFS Large-Cap Value Portfolio	Invesco V.I. Mid Cap Growth Fund (Series I)	AST Bond Portfolio 2024	AST AQR Emerging Markets Equity Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	19,914	998,916	178,713	1,215,593	44,880

NET INVESTMENT INCOME (LOSS)	(19,914)	(998,916)	(178,713)	(1,215,593)	(44,880)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	1,467,323	—	—
Net realized gain (loss) on shares redeemed	8,257	7,991,847	295,949	(1,291,059)	368,641
Net change in unrealized appreciation (depreciation) on investments	(201,930)	(14,400,123)	(2,497,359)	1,418,664	(1,160,687)
NET GAIN (LOSS) ON INVESTMENTS	(193,673)	(6,408,276)	(734,087)	127,605	(792,046)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(213,587)	$(7,407,192)	$(912,800)	$(1,087,988)	$(836,926)

The accompanying notes are an integral part of these financial statements.
A24

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF NET ASSETS
December 31, 2018

	SUBACCOUNTS
	AST ClearBridge Dividend Growth Portfolio	Columbia Variable Portfolio Government Money Market Fund (Class 1)	Columbia Variable Portfolio - Income Opportunities Fund (Class 1)	AST AQR Large-Cap Portfolio	AST QMA Large-Cap Portfolio
ASSETS
Investment in the portfolios, at fair value	$45,985,746	$772,855	$146,517	$3,555,130	$2,784,738
Net Assets	$45,985,746	$772,855	$146,517	$3,555,130	$2,784,738

NET ASSETS, representing:
Accumulation units	$45,985,746	$772,855	$146,517	$3,555,130	$2,784,738
Contracts in payout (annuitization) period	—	—	—	—	—
	$45,985,746	$772,855	$146,517	$3,555,130	$2,784,738

Units outstanding	2,982,173	80,250	13,021	227,658	174,582

Portfolio shares held	2,738,877	772,855	21,204	211,238	161,247
Portfolio net asset value per share	$16.79	$1.00	$6.91	$16.83	$17.27
Investment in portfolio shares, at cost	$41,198,300	$772,855	$179,849	$3,367,415	$2,684,378

STATEMENTS OF OPERATIONS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST ClearBridge Dividend Growth Portfolio	Columbia Variable Portfolio Government Money Market Fund (Class 1)	Columbia Variable Portfolio - Income Opportunities Fund (Class 1)	AST AQR Large-Cap Portfolio	AST QMA Large-Cap Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

INVESTMENT INCOME
Dividend income	$—	$12,315	$8,003	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	876,607	8,471	1,616	59,003	47,644

NET INVESTMENT INCOME (LOSS)	(876,607)	3,844	6,387	(59,003)	(47,644)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	5,684,149	—	(4,422)	405,874	349,947
Net change in unrealized appreciation (depreciation) on investments	(8,325,138)	—	(9,422)	(719,996)	(572,291)
NET GAIN (LOSS) ON INVESTMENTS	(2,640,989)	—	(13,844)	(314,122)	(222,344)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(3,517,596)	$3,844	$(7,457)	$(373,125)	$(269,988)

The accompanying notes are an integral part of these financial statements.
A25

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF NET ASSETS
December 31, 2018

	SUBACCOUNTS
	AST Bond Portfolio 2025	AST Bond Portfolio 2026	AST Bond Portfolio 2027	NVIT Emerging Markets Fund (Class D)	AST Bond Portfolio 2028
ASSETS
Investment in the portfolios, at fair value	$90,197,888	$102,850,519	$136,811,002	$27,325,627	$44,210,817
Net Assets	$90,197,888	$102,850,519	$136,811,002	$27,325,627	$44,210,817

NET ASSETS, representing:
Accumulation units	$90,197,888	$102,850,519	$136,811,002	$27,316,148	$44,210,817
Contracts in payout (annuitization) period	—	—	—	9,479	—
	$90,197,888	$102,850,519	$136,811,002	$27,325,627	$44,210,817

Units outstanding	8,174,197	10,593,189	14,157,239	2,478,535	4,569,524

Portfolio shares held	7,417,589	9,823,354	13,412,843	2,472,907	4,416,665
Portfolio net asset value per share	$12.16	$10.47	$10.20	$11.05	$10.01
Investment in portfolio shares, at cost	$87,550,158	$100,281,882	$133,364,542	$26,325,931	$42,526,925

STATEMENTS OF OPERATIONS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST Bond Portfolio 2025	AST Bond Portfolio 2026	AST Bond Portfolio 2027	NVIT Emerging Markets Fund (Class D)	AST Bond Portfolio 2028
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

INVESTMENT INCOME
Dividend income	$—	$—	$—	$114,471	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	996,426	2,342,905	2,795,125	444,122	658,446

NET INVESTMENT INCOME (LOSS)	(996,426)	(2,342,905)	(2,795,125)	(329,651)	(658,446)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	(375,801)	(721,728)	(982,826)	1,726,520	(513,524)
Net change in unrealized appreciation (depreciation) on investments	2,588,635	(318,661)	(613,601)	(8,217,113)	1,691,005
NET GAIN (LOSS) ON INVESTMENTS	2,212,834	(1,040,389)	(1,596,427)	(6,490,593)	1,177,481

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$1,216,408	$(3,383,294)	$(4,391,552)	$(6,820,244)	$519,035

The accompanying notes are an integral part of these financial statements.
A26

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF NET ASSETS
December 31, 2018

SUBACCOUNT
AST Bond Portfolio 2029
ASSETS
Investment in the portfolios, at fair value	$7,496,819
Net Assets	$7,496,819

NET ASSETS, representing:
Accumulation units	$7,496,819
Contracts in payout (annuitization) period	—
$7,496,819

Units outstanding	776,787

Portfolio shares held	761,872
Portfolio net asset value per share	$9.84
Investment in portfolio shares, at cost	$7,328,861

STATEMENTS OF OPERATIONS
For the period ended December 31, 2018

SUBACCOUNT
AST Bond Portfolio 2029
1/2/2018*
to
12/31/2018

INVESTMENT INCOME
Dividend income	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	30,650

NET INVESTMENT INCOME (LOSS)	(30,650)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—
Net realized gain (loss) on shares redeemed	45,038
Net change in unrealized appreciation (depreciation) on investments	167,958
NET GAIN (LOSS) ON INVESTMENTS	212,996

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$182,346

*Date subaccount became available for investment.

The accompanying notes are an integral part of these financial statements.
A27

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST Goldman Sachs Large-Cap Value Portfolio	AST T. Rowe Price Large-Cap Growth Portfolio	AST Government Money Market Portfolio	AST Cohen & Steers Realty Portfolio	AST J.P. Morgan Strategic Opportunities Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(9,941,249)	$(9,153,070)	$(88,492)	$(1,783,081)	$(11,604,032)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	73,651,963	92,140,211	—	11,958,275	64,957,270
Net change in unrealized appreciation (depreciation) on investments	(125,443,742)	(64,731,376)	—	(17,874,279)	(102,459,937)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(61,733,028)	18,255,765	(88,492)	(7,699,085)	(49,106,699)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,558,504	783,630	10,114,736	300,147	691,939
Annuity payments	(2,895,159)	(902,071)	(4,218,208)	(411,671)	(506,886)
Surrenders, withdrawals and death benefits	(70,280,174)	(61,362,567)	(609,260,914)	(12,989,107)	(67,790,365)
Net transfers between other subaccounts
or fixed rate option	(35,948,462)	(41,253,671)	605,834,178	(18,099,679)	(112,020,671)
Miscellaneous transactions	(21,429)	10,515	1,198	1,687	834
Other charges	(1,969,328)	(3,583,695)	(1,032,907)	(731,023)	(5,496,724)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(109,556,048)	(106,307,859)	1,438,083	(31,929,646)	(185,121,873)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(171,289,076)	(88,052,094)	1,349,591	(39,628,731)	(234,228,572)

NET ASSETS
Beginning of period	717,223,696	608,037,641	497,232,400	145,630,860	844,159,632
End of period	$545,934,620	$519,985,547	$498,581,991	$106,002,129	$609,931,060

Beginning units	28,413,091	19,217,181	45,354,332	3,435,094	43,505,553
Units issued	1,884,078	2,336,509	38,767,803	355,328	3,038,755
Units redeemed	(6,856,181)	(6,338,777)	(40,127,603)	(1,160,220)	(14,507,957)
Ending units	23,440,988	15,214,913	43,994,532	2,630,202	32,036,351

The accompanying notes are an integral part of these financial statements.
A28

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST T. Rowe Price Large-Cap Value Portfolio	AST High Yield Portfolio	AST Small-Cap Growth Opportunities Portfolio	AST WEDGE Capital Mid-Cap Value Portfolio	AST Small-Cap Value Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(1,268,246)	$(2,413,309)	$(3,617,296)	$(1,136,085)	$(3,663,030)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	7,953,824	19,090,517	29,925,629	6,975,849	31,206,892
Net change in unrealized appreciation (depreciation) on investments	(16,276,934)	(22,008,237)	(50,859,888)	(19,411,583)	(70,741,907)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(9,591,356)	(5,331,029)	(24,551,555)	(13,571,819)	(43,198,045)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	775,245	786,693	950,235	195,661	651,351
Annuity payments	(94,069)	(504,768)	(750,200)	(126,140)	(1,101,967)
Surrenders, withdrawals and death benefits	(9,287,437)	(24,213,382)	(23,325,367)	(7,624,709)	(26,428,915)
Net transfers between other subaccounts
or fixed rate option	3,602,856	(26,105,846)	(13,213,182)	(8,935,889)	(11,065,885)
Miscellaneous transactions	139	673	178	1,696	2,975
Other charges	(497,513)	(731,070)	(987,049)	(457,242)	(731,012)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(5,500,779)	(50,767,700)	(37,325,385)	(16,946,623)	(38,673,453)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(15,092,135)	(56,098,729)	(61,876,940)	(30,518,442)	(81,871,498)

NET ASSETS
Beginning of period	90,219,332	194,209,305	251,830,282	88,731,199	273,950,304
End of period	$75,127,197	$138,110,576	$189,953,342	$58,212,757	$192,078,806

Beginning units	4,448,049	7,950,382	8,622,075	3,003,255	6,984,586
Units issued	1,268,510	2,560,616	951,358	365,671	631,273
Units redeemed	(1,574,665)	(4,772,653)	(2,132,741)	(988,531)	(1,688,204)
Ending units	4,141,894	5,738,345	7,440,692	2,380,395	5,927,655

The accompanying notes are an integral part of these financial statements.
A29

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST Goldman Sachs Mid-Cap Growth Portfolio	AST Goldman Sachs Small-Cap Value Portfolio	AST Hotchkis & Wiley Large-Cap Value Portfolio	AST Lord Abbett Core Fixed Income Portfolio	AST Loomis Sayles Large-Cap Growth Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	9/14/2018**	12/31/2018

OPERATIONS
Net investment income (loss)	$(6,765,372)	$(2,664,267)	$(4,184,449)	$(2,526,759)	$(13,629,011)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	26,316,699	20,497,391	27,813,136	12,881,379	129,916,419
Net change in unrealized appreciation (depreciation) on investments	(41,899,804)	(44,466,584)	(64,592,067)	(17,142,064)	(144,328,594)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(22,348,477)	(26,633,460)	(40,963,380)	(6,787,444)	(28,041,186)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,434,539	517,928	704,291	617,720	2,305,127
Annuity payments	(1,304,162)	(510,315)	(587,794)	(614,304)	(3,616,195)
Surrenders, withdrawals and death benefits	(48,128,669)	(18,352,860)	(27,224,589)	(22,965,994)	(96,917,143)
Net transfers between other subaccounts
or fixed rate option	(44,014,757)	(23,161,942)	(4,091,942)	(236,172,416)	(87,618,588)
Miscellaneous transactions	1,923	3,040	(1,361)	(330)	5,450
Other charges	(2,307,096)	(1,182,155)	(1,039,968)	(988,791)	(2,169,885)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(94,318,222)	(42,686,304)	(32,241,363)	(260,124,115)	(188,011,234)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(116,666,699)	(69,319,764)	(73,204,743)	(266,911,559)	(216,052,420)

NET ASSETS
Beginning of period	501,919,457	209,087,999	287,725,851	266,911,559	981,815,071
End of period	$385,252,758	$139,768,235	$214,521,108	$—	$765,762,651

Beginning units	32,134,889	4,500,658	11,148,575	14,712,856	29,003,859
Units issued	3,079,855	519,053	1,293,365	1,728,412	948,402
Units redeemed	(8,667,402)	(1,566,395)	(2,870,303)	(16,441,268)	(6,839,048)
Ending units	26,547,342	3,453,316	9,571,637	—	23,113,213

**Date subaccount was no longer available for investment.

The accompanying notes are an integral part of these financial statements.
A30

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST MFS Growth Portfolio	AST Neuberger Berman/LSV Mid-Cap Value Portfolio	AST Small-Cap Growth Portfolio	AST BlackRock Low Duration Bond Portfolio	AST BlackRock/Loomis Sayles Bond Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(3,369,753)	$(4,902,021)	$(2,350,132)	$(4,409,598)	$(16,460,735)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	31,481,574	40,329,269	16,454,626	1,205,790	34,488,487
Net change in unrealized appreciation (depreciation) on investments	(24,634,289)	(94,504,349)	(28,310,298)	881,874	(44,706,137)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	3,477,532	(59,077,101)	(14,205,804)	(2,321,934)	(26,678,385)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	769,365	942,738	248,216	1,551,636	1,780,588
Annuity payments	(1,009,997)	(887,369)	(306,152)	(1,798,242)	(3,217,023)
Surrenders, withdrawals and death benefits	(22,837,323)	(33,098,124)	(13,844,103)	(39,736,821)	(113,617,686)
Net transfers between other subaccounts
or fixed rate option	(11,515,030)	(24,133,037)	(8,317,785)	(9,205,410)	(102,414,884)
Miscellaneous transactions	(3,907)	4,111	(8,156)	3,007	(3,030)
Other charges	(882,952)	(1,340,971)	(891,520)	(614,989)	(7,391,263)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(35,479,844)	(58,512,652)	(23,119,500)	(49,800,819)	(224,863,298)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(32,002,312)	(117,589,753)	(37,325,304)	(52,122,753)	(251,541,683)

NET ASSETS
Beginning of period	227,748,391	384,828,804	163,900,697	324,559,611	1,223,684,992
End of period	$195,746,079	$267,239,051	$126,575,393	$272,436,858	$972,143,309

Beginning units	10,885,453	7,777,777	5,037,914	22,956,844	67,283,631
Units issued	1,077,466	611,970	938,645	2,672,117	5,357,062
Units redeemed	(2,686,331)	(2,034,200)	(1,720,487)	(6,495,940)	(19,450,083)
Ending units	9,276,588	6,355,547	4,256,072	19,133,021	53,190,610

The accompanying notes are an integral part of these financial statements.
A31

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST QMA US Equity Alpha Portfolio	AST T. Rowe Price Natural Resources Portfolio	AST T. Rowe Price Asset Allocation Portfolio	AST International Value Portfolio	AST MFS Global Equity Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(2,588,466)	$(1,747,737)	$(36,670,639)	$(1,870,427)	$(3,217,693)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	25,906,422	165,605	192,996,567	7,262,976	17,555,076
Net change in unrealized appreciation (depreciation) on investments	(39,296,197)	(19,743,731)	(313,405,739)	(27,331,741)	(37,559,513)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(15,978,241)	(21,325,863)	(157,079,811)	(21,939,192)	(23,222,130)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	668,899	276,011	5,056,583	181,084	886,066
Annuity payments	(396,599)	(386,784)	(1,423,069)	(210,315)	(343,861)
Surrenders, withdrawals and death benefits	(17,562,802)	(11,420,856)	(229,078,913)	(11,506,398)	(22,798,980)
Net transfers between other subaccounts
or fixed rate option	(19,892,073)	(27,580,742)	(185,515,170)	(4,732,285)	(26,469,279)
Miscellaneous transactions	822	552	4,756	2,067	9,249
Other charges	(985,759)	(941,817)	(17,475,205)	(589,674)	(1,444,798)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(38,167,512)	(40,053,636)	(428,431,018)	(16,855,521)	(50,161,603)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(54,145,753)	(61,379,499)	(585,510,829)	(38,794,713)	(73,383,733)

NET ASSETS
Beginning of period	201,546,483	149,316,069	2,636,866,357	135,560,737	246,652,832
End of period	$147,400,730	$87,936,570	$2,051,355,528	$96,766,024	$173,269,099

Beginning units	7,106,024	4,768,104	106,379,273	7,225,922	8,302,546
Units issued	910,589	696,385	6,380,206	769,528	1,249,545
Units redeemed	(2,441,657)	(2,297,414)	(28,660,044)	(1,959,663)	(3,130,301)
Ending units	5,574,956	3,167,075	84,099,435	6,035,787	6,421,790

The accompanying notes are an integral part of these financial statements.
A32

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST J.P. Morgan International Equity Portfolio	AST Templeton Global Bond Portfolio	AST International Growth Portfolio	AST Wellington Management Hedged Equity Portfolio	AST Capital Growth Asset Allocation Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(2,397,360)	$(1,983,891)	$(5,261,679)	$(4,865,483)	$(69,870,755)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	11,395,647	(100,577)	25,235,146	24,834,293	381,689,171
Net change in unrealized appreciation (depreciation) on investments	(42,397,379)	2,783,429	(70,493,360)	(39,165,859)	(633,311,295)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(33,399,092)	698,961	(50,519,893)	(19,197,049)	(321,492,879)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	598,357	523,374	962,485	1,019,121	8,453,331
Annuity payments	(412,862)	(449,650)	(1,176,916)	(5,771)	(3,070,611)
Surrenders, withdrawals and death benefits	(16,912,252)	(14,487,048)	(34,485,427)	(34,350,707)	(451,878,334)
Net transfers between other subaccounts
or fixed rate option	(7,026,398)	(14,912,538)	(2,113,662)	(54,723,742)	(232,479,194)
Miscellaneous transactions	7,484	300	2,901	(1,388)	(35,802)
Other charges	(981,869)	(503,987)	(1,024,583)	(2,185,599)	(25,153,642)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(24,727,540)	(29,829,549)	(37,835,202)	(90,248,086)	(704,164,252)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(58,126,632)	(29,130,588)	(88,355,095)	(109,445,135)	(1,025,657,131)

NET ASSETS
Beginning of period	191,305,308	146,223,793	371,248,004	371,660,516	4,739,093,710
End of period	$133,178,676	$117,093,205	$282,892,909	$262,215,381	$3,713,436,579

Beginning units	7,658,060	9,423,404	14,335,939	25,000,379	268,118,355
Units issued	1,263,229	1,138,225	1,487,235	2,917,932	20,994,669
Units redeemed	(2,700,846)	(3,150,044)	(3,068,927)	(9,234,860)	(63,667,560)
Ending units	6,220,443	7,411,585	12,754,247	18,683,451	225,445,464

The accompanying notes are an integral part of these financial statements.
A33

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST Academic Strategies Asset Allocation Portfolio	AST Balanced Asset Allocation Portfolio	AST Preservation Asset Allocation Portfolio	AST RCM World Trends Portfolio	AST J.P. Morgan Global Thematic Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(28,225,272)	$(38,979,173)	$(26,404,660)	$(10,993,385)	$(8,995,396)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	163,872,385	177,668,190	106,108,770	67,474,188	52,388,379
Net change in unrealized appreciation (depreciation) on investments	(303,683,616)	(290,822,119)	(149,740,585)	(123,696,150)	(95,020,757)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(168,036,503)	(152,133,102)	(70,036,475)	(67,215,347)	(51,627,774)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	3,215,736	7,524,402	3,644,091	659,241	208,187
Annuity payments	(1,165,494)	(1,980,921)	(2,424,746)	(187,807)	(38,148)
Surrenders, withdrawals and death benefits	(164,256,787)	(240,296,319)	(197,355,900)	(66,130,781)	(48,724,741)
Net transfers between other subaccounts
or fixed rate option	(349,014,482)	(132,636,128)	(103,226,694)	(129,402,997)	(74,280,816)
Miscellaneous transactions	(2,717)	(2,029)	(5,990)	1,914	(1,611)
Other charges	(10,606,837)	(17,440,774)	(10,230,385)	(6,488,673)	(5,356,647)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(521,830,581)	(384,831,769)	(309,599,624)	(201,549,103)	(128,193,776)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(689,867,084)	(536,964,871)	(379,636,099)	(268,764,450)	(179,821,550)

NET ASSETS
Beginning of period	2,065,691,089	2,705,876,143	1,832,187,535	832,893,402	655,138,885
End of period	$1,375,824,005	$2,168,911,272	$1,452,551,436	$564,128,952	$475,317,335

Beginning units	147,946,002	158,748,670	117,509,300	60,889,182	43,144,541
Units issued	9,721,344	12,228,620	11,331,451	5,448,903	4,480,414
Units redeemed	(49,346,480)	(36,337,614)	(32,233,598)	(21,243,089)	(13,530,384)
Ending units	108,320,866	134,639,676	96,607,153	45,094,996	34,094,571

The accompanying notes are an integral part of these financial statements.
A34

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST Goldman Sachs Multi-Asset Portfolio	AST Western Asset Core Plus Bond Portfolio	Davis Value Portfolio	Columbia Variable Portfolio - Asset Allocation Fund (Class 1)	Columbia Variable Portfolio - Small Company Growth Fund (Class 1)
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(8,620,525)	$(7,991,715)	$(5,715)	$14,076	$(4,372)
Capital gains distributions received	—	—	159,693	229,960	63,039
Net realized gain (loss) on shares redeemed	48,453,163	24,813,752	(9,194)	160,512	34,913
Net change in unrealized appreciation (depreciation) on investments	(88,120,889)	(35,797,394)	(279,926)	(567,249)	(99,284)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(48,288,251)	(18,975,357)	(135,142)	(162,701)	(5,704)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	310,813	913,585	4,178	2,162	270
Annuity payments	(156,007)	(775,282)	(6,348)	(165,130)	—
Surrenders, withdrawals and death benefits	(46,648,813)	(57,828,486)	(43,183)	(254,083)	(38,553)
Net transfers between other subaccounts
or fixed rate option	(121,876,488)	157,992,862	(31,649)	23,709	(32,377)
Miscellaneous transactions	(11,795)	818	(29)	1,113	—
Other charges	(5,241,674)	(3,887,819)	(3,021)	(2,385)	(580)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(173,623,964)	96,415,678	(80,052)	(394,614)	(71,240)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(221,912,215)	77,440,321	(215,194)	(557,315)	(76,944)

NET ASSETS
Beginning of period	657,149,816	512,988,421	993,660	3,376,276	445,992
End of period	$435,237,601	$590,428,742	$778,466	$2,818,961	$369,048

Beginning units	48,368,104	38,402,873	46,688	127,859	11,430
Units issued	4,818,931	23,997,969	864	3,709	3
Units redeemed	(18,499,930)	(16,889,836)	(4,571)	(18,619)	(1,709)
Ending units	34,687,105	45,511,006	42,981	112,949	9,724

The accompanying notes are an integral part of these financial statements.
A35

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	Prudential SP International Growth Portfolio (Class I)	ProFund VP Asia 30	ProFund VP Banks	ProFund VP Bear	ProFund VP Biotechnology
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(71,595)	$(73,202)	$(55,454)	$(33,426)	$(123,238)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	449,194	667,472	316,755	(361,702)	266,081
Net change in unrealized appreciation (depreciation) on investments	(1,086,758)	(2,208,828)	(1,424,606)	350,137	(902,823)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(709,159)	(1,614,558)	(1,163,305)	(44,991)	(759,980)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	16,989	19,872	8,872	24,248	16,294
Annuity payments	(9,591)	(20,251)	—	(264)	(5,379)
Surrenders, withdrawals and death benefits	(556,818)	(779,919)	(629,464)	(201,745)	(1,163,857)
Net transfers between other subaccounts
or fixed rate option	(119,404)	(1,637,553)	(1,854,450)	180,857	(1,571,437)
Miscellaneous transactions	(157)	189	534	36	(107)
Other charges	(5,806)	(23,776)	(3,058)	(2,445)	(4,685)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(674,787)	(2,441,438)	(2,477,566)	687	(2,729,171)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,383,946)	(4,055,996)	(3,640,871)	(44,304)	(3,489,151)

NET ASSETS
Beginning of period	5,739,111	10,115,813	7,511,216	2,664,413	11,552,437
End of period	$4,355,165	$6,059,817	$3,870,345	$2,620,109	$8,063,286

Beginning units	313,267	381,124	748,020	1,569,919	363,716
Units issued	84,304	114,335	1,530,252	13,623,082	619,571
Units redeemed	(120,208)	(210,421)	(1,804,631)	(13,740,596)	(704,477)
Ending units	277,363	285,038	473,641	1,452,405	278,810

The accompanying notes are an integral part of these financial statements.
A36

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	ProFund VP Basic Materials	ProFund VP UltraBull	ProFund VP Bull	ProFund VP Consumer Services	ProFund VP Consumer Goods
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(66,366)	$(123,332)	$(307,615)	$(156,284)	$(17,745)
Capital gains distributions received	—	1,776,244	2,035,959	511,357	1,393,732
Net realized gain (loss) on shares redeemed	693,831	(2,474,575)	(2,081,801)	1,458,105	(240,884)
Net change in unrealized appreciation (depreciation) on investments	(2,015,821)	(1,165,484)	(1,909,970)	(2,092,213)	(2,488,462)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(1,388,356)	(1,987,147)	(2,263,427)	(279,035)	(1,353,359)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	58,926	13,050	50,333	7,216	10,197
Annuity payments	(12,186)	(13,260)	(27,581)	(7,059)	(51,450)
Surrenders, withdrawals and death benefits	(775,036)	(737,048)	(2,749,879)	(1,181,651)	(902,546)
Net transfers between other subaccounts
or fixed rate option	(1,692,532)	(529,565)	(2,218,482)	422,178	(1,540,163)
Miscellaneous transactions	1,032	6,206	501	(9,876)	222
Other charges	(5,948)	(4,417)	(24,849)	(66,313)	(44,463)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(2,425,744)	(1,265,034)	(4,969,957)	(835,505)	(2,528,203)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(3,814,100)	(3,252,181)	(7,233,384)	(1,114,540)	(3,881,562)

NET ASSETS
Beginning of period	8,857,767	10,253,798	33,706,962	9,698,818	9,932,592
End of period	$5,043,667	$7,001,617	$26,473,578	$8,584,278	$6,051,030

Beginning units	386,603	442,773	1,626,560	421,158	423,777
Units issued	159,294	2,280,903	8,744,835	332,496	94,077
Units redeemed	(275,447)	(2,362,507)	(8,990,598)	(377,416)	(211,579)
Ending units	270,450	361,169	1,380,797	376,238	306,275

The accompanying notes are an integral part of these financial statements.
A37

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	ProFund VP Oil & Gas	ProFund VP Europe 30	ProFund VP Financials	ProFund VP U.S. Government Plus	ProFund VP Health Care
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$59,802	$186,153	$(190,264)	$(31,079)	$(436,573)
Capital gains distributions received	—	—	—	—	1,739,053
Net realized gain (loss) on shares redeemed	9,903	(580,596)	2,197,257	(899,262)	537,849
Net change in unrealized appreciation (depreciation) on investments	(2,406,679)	(1,008,049)	(3,841,880)	280,987	(1,195,493)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(2,336,974)	(1,402,492)	(1,834,887)	(649,354)	644,836

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	66,455	17,520	25,087	9,721	18,436
Annuity payments	(8,399)	(10,119)	(5,873)	(42,342)	(182,649)
Surrenders, withdrawals and death benefits	(1,693,344)	(1,111,037)	(1,439,825)	(817,999)	(2,833,765)
Net transfers between other subaccounts
or fixed rate option	(1,217,319)	(1,995,542)	(4,681,688)	22,126	507,249
Miscellaneous transactions	326	536	(483)	(781)	(4,848)
Other charges	(13,831)	(19,294)	(100,960)	(16,670)	(162,993)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(2,866,112)	(3,117,936)	(6,203,742)	(845,945)	(2,658,570)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(5,203,086)	(4,520,428)	(8,038,629)	(1,495,299)	(2,013,734)

NET ASSETS
Beginning of period	13,794,610	11,647,043	20,133,066	7,600,038	30,473,156
End of period	$8,591,524	$7,126,615	$12,094,437	$6,104,739	$28,459,422

Beginning units	666,657	864,965	1,502,884	366,818	1,297,848
Units issued	487,200	4,121,492	339,579	4,349,135	481,208
Units redeemed	(625,220)	(4,361,703)	(818,445)	(4,399,688)	(596,175)
Ending units	528,637	624,754	1,024,018	316,265	1,182,881

The accompanying notes are an integral part of these financial statements.
A38

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	Access VP High Yield Fund	ProFund VP Industrials	ProFund VP Internet	ProFund VP Japan	ProFund VP Precious Metals
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$112,694	$(132,788)	$(111,425)	$(72,476)	$(113,809)
Capital gains distributions received	165,471	—	446,743	—	—
Net realized gain (loss) on shares redeemed	(638,827)	1,313,684	2,784,522	804,519	(1,969,370)
Net change in unrealized appreciation (depreciation) on investments	182,373	(2,322,943)	(2,768,941)	(1,494,311)	637,285
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(178,289)	(1,142,047)	350,899	(762,268)	(1,445,894)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	8,515	4,831	11,296	7,456	42,566
Annuity payments	(45,116)	(63,202)	(88,507)	(7,892)	(7,044)
Surrenders, withdrawals and death benefits	(2,029,760)	(1,262,578)	(706,216)	(442,727)	(971,356)
Net transfers between other subaccounts
or fixed rate option	(1,766,328)	(4,330,574)	(370,674)	(670,218)	123,405
Miscellaneous transactions	25	(629)	(37)	(402)	22
Other charges	(3,441)	(52,748)	(3,483)	(9,288)	(13,936)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(3,836,105)	(5,704,900)	(1,157,621)	(1,123,071)	(826,343)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(4,014,394)	(6,846,947)	(806,722)	(1,885,339)	(2,272,237)

NET ASSETS
Beginning of period	9,460,431	12,595,920	7,622,200	6,343,383	10,421,085
End of period	$5,446,037	$5,748,973	$6,815,478	$4,458,044	$8,148,848

Beginning units	458,774	490,833	105,730	453,414	1,372,515
Units issued	403,994	130,915	146,554	244,338	4,033,738
Units redeemed	(595,084)	(366,396)	(161,589)	(327,722)	(4,156,015)
Ending units	267,684	255,352	90,695	370,030	1,250,238

The accompanying notes are an integral part of these financial statements.
A39

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	ProFund VP Mid-Cap Growth	ProFund VP Mid-Cap Value	ProFund VP Pharmaceuticals	ProFund VP Real Estate	ProFund VP Rising Rates Opportunity
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(268,313)	$(167,714)	$(8,702)	$57,284	$(56,244)
Capital gains distributions received	1,672,018	1,733,254	82,446	767,716	—
Net realized gain (loss) on shares redeemed	(88,609)	(1,127,562)	205,831	(677,275)	252,953
Net change in unrealized appreciation (depreciation) on investments	(3,555,662)	(2,111,503)	(521,652)	(686,736)	(240,354)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(2,240,566)	(1,673,525)	(242,077)	(539,011)	(43,645)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	26,544	31,749	6,798	17,242	10,767
Annuity payments	(103,277)	(97,280)	(58,910)	(17,425)	(8,078)
Surrenders, withdrawals and death benefits	(2,048,129)	(1,245,610)	(689,220)	(864,973)	(848,653)
Net transfers between other subaccounts
or fixed rate option	(2,445,158)	(2,208,970)	(310,413)	442,446	621,673
Miscellaneous transactions	110	21	26	(143)	52
Other charges	(69,715)	(46,394)	(3,723)	(23,289)	(5,051)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(4,639,625)	(3,566,484)	(1,055,442)	(446,142)	(229,290)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(6,880,191)	(5,240,009)	(1,297,519)	(985,153)	(272,935)

NET ASSETS
Beginning of period	20,183,413	14,778,302	4,346,789	7,347,731	3,078,825
End of period	$13,303,222	$9,538,293	$3,049,270	$6,362,578	$2,805,890

Beginning units	752,758	570,175	261,217	273,254	2,029,271
Units issued	553,008	262,697	755,835	214,281	15,107,996
Units redeemed	(735,227)	(407,294)	(818,133)	(231,512)	(15,327,105)
Ending units	570,539	425,578	198,919	256,023	1,810,162

The accompanying notes are an integral part of these financial statements.
A40

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	ProFund VP NASDAQ-100	ProFund VP Semiconductor	ProFund VP Small-Cap Growth	ProFund VP Short Mid-Cap	ProFund VP Short NASDAQ-100
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(303,207)	$(42,850)	$(264,222)	$(1,655)	$(10,773)
Capital gains distributions received	2,072,859	305,256	1,350,027	13,454	—
Net realized gain (loss) on shares redeemed	(1,148,501)	43,337	893,634	(6,362)	27,368
Net change in unrealized appreciation (depreciation) on investments	(1,003,194)	(652,132)	(3,171,928)	(5,928)	29,609
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(382,043)	(346,389)	(1,192,489)	(491)	46,204

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	35,694	16,301	41,241	363	1,134
Annuity payments	(15,968)	(779)	(146,909)	—	—
Surrenders, withdrawals and death benefits	(2,171,735)	(286,402)	(2,244,579)	(20,172)	(48,285)
Net transfers between other subaccounts
or fixed rate option	(1,905,726)	(1,139,985)	(2,869,315)	312,286	32,466
Miscellaneous transactions	(309)	46	(203)	(30)	(87)
Other charges	(22,616)	(1,257)	(55,424)	(120)	(2,127)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(4,080,660)	(1,412,076)	(5,275,189)	292,327	(16,899)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(4,462,703)	(1,758,465)	(6,467,678)	291,836	29,305

NET ASSETS
Beginning of period	22,390,121	3,542,339	19,503,671	123,319	626,882
End of period	$17,927,418	$1,783,874	$13,035,993	$415,155	$656,187

Beginning units	1,083,299	207,566	648,610	86,345	836,939
Units issued	5,471,843	288,638	509,086	2,529,847	41,913,279
Units redeemed	(5,640,519)	(380,696)	(690,917)	(2,335,587)	(41,832,875)
Ending units	914,623	115,508	466,779	280,605	917,343

The accompanying notes are an integral part of these financial statements.
A41

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	ProFund VP Short Small-Cap	ProFund VP Small-Cap Value	ProFund VP Technology	ProFund VP Telecommu-nications	ProFund VP UltraMid-Cap
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(5,139)	$(171,750)	$(95,448)	$168,008	$(187,372)
Capital gains distributions received	—	998,978	205,893	—	3,950,162
Net realized gain (loss) on shares redeemed	70,150	716,971	1,107,642	(904,781)	(7,165,040)
Net change in unrealized appreciation (depreciation) on investments	14,091	(3,264,493)	(1,471,088)	28,483	(366,007)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	79,102	(1,720,294)	(253,001)	(708,290)	(3,768,257)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	93	35,386	23,632	2,449	21,635
Annuity payments	—	(18,428)	—	(7,598)	(6,160)
Surrenders, withdrawals and death benefits	(24,361)	(1,270,089)	(718,943)	(289,001)	(1,723,207)
Net transfers between other subaccounts
or fixed rate option	1,094,571	(906,681)	(174,258)	(1,018,092)	(2,015,723)
Miscellaneous transactions	(28)	(450)	(10,504)	(21)	2,740
Other charges	(169)	(36,919)	(3,177)	(23,145)	(12,658)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	1,070,106	(2,197,181)	(883,250)	(1,335,408)	(3,733,373)

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,149,208	(3,917,475)	(1,136,251)	(2,043,698)	(7,501,630)

NET ASSETS
Beginning of period	191,356	12,451,611	7,507,426	5,140,887	15,747,096
End of period	$1,340,564	$8,534,136	$6,371,175	$3,097,189	$8,245,466

Beginning units	139,337	510,326	509,399	475,902	343,537
Units issued	12,187,030	457,423	252,926	434,644	3,636,226
Units redeemed	(11,361,519)	(550,580)	(304,077)	(558,894)	(3,732,924)
Ending units	964,848	417,169	458,248	351,652	246,839

The accompanying notes are an integral part of these financial statements.
A42

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	ProFund VP UltraNASDAQ-100	ProFund VP UltraSmall-Cap	ProFund VP Utilities	ProFund VP Large-Cap Growth	ProFund VP Large-Cap Value
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(655,169)	$(101,111)	$113,236	$(274,566)	$(65,861)
Capital gains distributions received	20,812,345	2,310,273	535,728	919,767	—
Net realized gain (loss) on shares redeemed	(9,159,047)	(1,922,177)	(279,010)	2,709,654	1,203,240
Net change in unrealized appreciation (depreciation) on investments	(16,672,487)	(2,067,439)	(474,846)	(3,704,980)	(2,813,540)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(5,674,358)	(1,780,454)	(104,892)	(350,125)	(1,676,161)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	65,102	18,336	15,279	32,069	23,993
Annuity payments	(96,494)	—	(45,295)	(116,778)	(27,908)
Surrenders, withdrawals and death benefits	(3,397,389)	(802,058)	(1,686,293)	(2,113,455)	(1,410,699)
Net transfers between other subaccounts
or fixed rate option	(995,985)	(1,789,952)	(3,343,200)	(4,044,429)	(1,975,575)
Miscellaneous transactions	1,674	200	(9)	(6,140)	(387)
Other charges	(20,668)	(4,001)	(71,784)	(53,588)	(49,275)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(4,443,760)	(2,577,475)	(5,131,302)	(6,302,321)	(3,439,851)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(10,118,118)	(4,357,929)	(5,236,194)	(6,652,446)	(5,116,012)

NET ASSETS
Beginning of period	51,453,201	9,350,555	22,354,060	21,496,306	15,937,536
End of period	$41,335,083	$4,992,626	$17,117,866	$14,843,860	$10,821,524

Beginning units	5,201,616	344,350	1,015,423	939,342	905,706
Units issued	11,883,442	1,071,586	707,649	679,893	449,165
Units redeemed	(12,444,690)	(1,157,448)	(949,069)	(947,350)	(656,673)
Ending units	4,640,368	258,488	774,003	671,885	698,198

The accompanying notes are an integral part of these financial statements.
A43

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	Rydex VT Nova Fund	Rydex VT NASDAQ-100® Fund	Rydex VT Inverse S&P 500® Strategy Fund	Invesco V.I. Health Care Fund (Series I)	Invesco V.I. Technology Fund (Series I)
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(16,246)	$(127,323)	$(265)	$(357,520)	$(309,306)
Capital gains distributions received	90,944	361,228	—	3,472,633	1,028,846
Net realized gain (loss) on shares redeemed	127,698	568,843	(6,200)	(1,335,737)	1,492,053
Net change in unrealized appreciation (depreciation) on investments	(337,020)	(966,550)	6,994	(1,795,614)	(2,361,966)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(134,624)	(163,802)	529	(16,238)	(150,373)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	2,456	18,342	15	76,724	62,299
Annuity payments	(29,074)	(31,165)	—	(85,780)	(47,784)
Surrenders, withdrawals and death benefits	(75,698)	(730,505)	(917)	(3,110,591)	(2,338,454)
Net transfers between other subaccounts
or fixed rate option	(69,995)	(397,905)	1,105	(1,258,083)	(864,197)
Miscellaneous transactions	(249)	(9)	—	2,432	(381)
Other charges	(1,427)	(12,221)	(23)	(27,575)	(22,065)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(173,987)	(1,153,463)	180	(4,402,873)	(3,210,582)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(308,611)	(1,317,265)	709	(4,419,111)	(3,360,955)

NET ASSETS
Beginning of period	1,367,809	8,899,080	18,595	28,295,421	21,668,801
End of period	$1,059,198	$7,581,815	$19,304	$23,876,310	$18,307,846

Beginning units	86,705	460,674	9,044	1,002,863	1,741,166
Units issued	1,119	238	1,043	102,006	157,064
Units redeemed	(11,928)	(55,567)	(928)	(262,278)	(397,688)
Ending units	75,896	405,345	9,159	842,591	1,500,542
The accompanying notes are an integral part of these financial statements.
A44

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	Wells Fargo VT Index Asset Allocation Fund (Class 2)	Wells Fargo VT International Equity Fund (Class 2)	Wells Fargo VT Small Cap Growth Fund (Class 2)	AST Fidelity Institutional AM℠ Quantitative Portfolio	AST Prudential Growth Allocation Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(88,126)	$28,670	$(19,691)	$(16,164,149)	$(66,816,413)
Capital gains distributions received	1,233,640	67,677	133,888	—	—
Net realized gain (loss) on shares redeemed	1,198,310	(14,839)	84,634	92,109,236	298,067,278
Net change in unrealized appreciation (depreciation) on investments	(3,084,859)	(134,555)	(187,316)	(167,947,054)	(612,799,825)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(741,035)	(53,047)	11,515	(92,001,967)	(381,548,960)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	24,431	3,864	2,340	681,899	4,961,710
Annuity payments	(109,271)	—	—	(441,171)	(1,902,415)
Surrenders, withdrawals and death benefits	(1,967,623)	(18,365)	(63,083)	(92,608,656)	(373,926,897)
Net transfers between other subaccounts
or fixed rate option	(1,127,702)	(29,389)	(91,399)	(144,421,866)	(636,680,679)
Miscellaneous transactions	95	(2)	5	3,519	26,313
Other charges	(6,707)	(75)	(754)	(7,256,941)	(36,880,899)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(3,186,777)	(43,967)	(152,891)	(244,043,216)	(1,044,402,867)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(3,927,812)	(97,014)	(141,376)	(336,045,183)	(1,425,951,827)

NET ASSETS
Beginning of period	20,652,621	321,867	1,278,769	1,146,433,292	4,871,020,176
End of period	$16,724,809	$224,853	$1,137,393	$810,388,109	$3,445,068,349

Beginning units	449,626	29,801	50,603	79,948,244	317,158,851
Units issued	2,482	705	370	6,437,228	27,443,832
Units redeemed	(71,923)	(5,160)	(5,853)	(24,666,099)	(100,426,858)
Ending units	380,185	25,346	45,120	61,719,373	244,175,825

The accompanying notes are an integral part of these financial statements.
A45

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST Advanced Strategies Portfolio	AST Investment Grade Bond Portfolio	AST Bond Portfolio 2018	AST Bond Portfolio 2019	AST Global Real Estate Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018**	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(25,560,656)	$(23,495,725)	$(640,934)	$(1,056,109)	$(454,311)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	134,610,574	4,680,148	1,939,733	244,540	1,502,199
Net change in unrealized appreciation (depreciation) on investments	(224,408,848)	24,995,823	(1,766,485)	264,822	(3,041,614)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(115,358,930)	6,180,246	(467,686)	(546,747)	(1,993,726)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,503,061	128,096	—	—	49,454
Annuity payments	(445,961)	(927,771)	(19,588)	(56,518)	(186,961)
Surrenders, withdrawals and death benefits	(152,429,326)	(107,793,776)	(4,329,067)	(14,233,208)	(3,164,162)
Net transfers between other subaccounts
or fixed rate option	(120,837,977)	2,226,412,163	(63,027,087)	58,721,779	(6,638,189)
Miscellaneous transactions	56,645	10,356	(82)	99	(95)
Other charges	(10,548,467)	(18,314,954)	(31,835)	(20,390)	(287,388)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(282,702,025)	2,099,514,114	(67,407,659)	44,411,762	(10,227,341)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(398,060,955)	2,105,694,360	(67,875,345)	43,865,015	(12,221,067)

NET ASSETS
Beginning of period	1,776,407,378	1,058,737,381	67,875,345	32,888,977	37,280,068
End of period	$1,378,346,423	$3,164,431,741	$—	$76,753,992	$25,059,001

Beginning units	100,476,598	67,018,420	5,321,672	2,554,978	2,590,983
Units issued	7,875,985	199,521,064	340,607	5,461,573	359,231
Units redeemed	(25,039,855)	(64,824,193)	(5,662,279)	(2,056,882)	(1,107,569)
Ending units	83,312,728	201,715,291	—	5,959,669	1,842,645

**Date subaccount was no longer available for investment.

The accompanying notes are an integral part of these financial statements.
A46

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST Parametric Emerging Markets Equity Portfolio	AST Bond Portfolio 2020	AST Jennison Large-Cap Growth Portfolio	AST Bond Portfolio 2017	AST Bond Portfolio 2021
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	1/2/2018**	12/31/2018

OPERATIONS
Net investment income (loss)	$(1,578,684)	$(842,725)	$(1,185,271)	$(26)	$(949,167)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	3,303,393	318,549	9,645,302	716	400,563
Net change in unrealized appreciation (depreciation) on investments	(19,848,906)	(273,323)	(10,488,436)	(778)	(507,783)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(18,124,197)	(797,499)	(2,028,405)	(88)	(1,056,387)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	99,318	—	159,020	—	—
Annuity payments	(84,205)	(1,183)	(46,360)	—	—
Surrenders, withdrawals and death benefits	(8,036,344)	(8,985,155)	(6,660,701)	—	(8,647,738)
Net transfers between other subaccounts
or fixed rate option	(12,985,091)	3,132,657	(5,172,363)	(130,400)	(2,347,887)
Miscellaneous transactions	(213)	328	4,231	(13)	378
Other charges	(1,026,998)	(22,948)	(653,495)	(134)	(18,268)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(22,033,533)	(5,876,301)	(12,369,668)	(130,547)	(11,013,515)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(40,157,730)	(6,673,800)	(14,398,073)	(130,635)	(12,069,902)

NET ASSETS
Beginning of period	124,977,537	47,838,896	78,395,914	130,635	55,271,875
End of period	$84,819,807	$41,165,096	$63,997,841	$—	$43,201,973

Beginning units	11,487,660	4,389,342	3,001,410	11,615	4,311,036
Units issued	2,739,394	1,827,911	1,051,140	—	1,901,145
Units redeemed	(5,067,658)	(2,389,703)	(1,541,629)	(11,615)	(2,796,593)
Ending units	9,159,396	3,827,550	2,510,921	—	3,415,588

**Date subaccount was no longer available for investment.

The accompanying notes are an integral part of these financial statements.
A47

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	Wells Fargo VT Omega Growth Fund (Class 2)	Wells Fargo VT Omega Growth Fund (Class 1)	Wells Fargo VT Small Cap Growth Fund (Class 1)	Wells Fargo VT International Equity Fund (Class 1)	AST Bond Portfolio 2022
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(36,383)	$(219,764)	$(178,836)	$1,305,534	$(765,829)
Capital gains distributions received	266,572	1,637,939	1,262,171	2,894,331	—
Net realized gain (loss) on shares redeemed	47,104	528,612	403,568	(1,009,994)	(883,506)
Net change in unrealized appreciation (depreciation) on investments	(289,234)	(1,887,340)	(1,699,966)	(5,385,042)	711,397
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(11,941)	59,447	(213,063)	(2,195,171)	(937,938)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	4,154	34,127	46,702	56,185	—
Annuity payments	(27,213)	(60,356)	(20,927)	(193,529)	—
Surrenders, withdrawals and death benefits	(121,310)	(1,531,708)	(1,409,712)	(1,374,439)	(9,597,126)
Net transfers between other subaccounts
or fixed rate option	(104,057)	(1,684,696)	726,153	(984,230)	2,007,900
Miscellaneous transactions	1	28,471	(190)	(1,059)	8,727
Other charges	(1,189)	(19,367)	(14,082)	(14,701)	(15,364)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(249,614)	(3,233,529)	(672,056)	(2,511,773)	(7,595,863)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(261,555)	(3,174,082)	(885,119)	(4,706,944)	(8,533,801)

NET ASSETS
Beginning of period	2,429,948	16,862,364	12,231,468	13,977,373	44,338,374
End of period	$2,168,393	$13,688,282	$11,346,349	$9,270,429	$35,804,573

Beginning units	96,972	626,412	538,192	672,082	3,753,514
Units issued	570	75,896	205,516	73,493	1,483,669
Units redeemed	(10,016)	(178,881)	(246,183)	(202,207)	(2,158,426)
Ending units	87,526	523,427	497,525	543,368	3,078,757

The accompanying notes are an integral part of these financial statements.
A48

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST Quantitative Modeling Portfolio	AST BlackRock Global Strategies Portfolio	Invesco V.I. Diversified Dividend Fund (Series I)	Columbia Variable Portfolio - U.S. Government Mortgage Fund (Class 1)	Columbia Variable Portfolio - Large Cap Growth Fund (Class 1)
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(1,628,949)	$(1,861,254)	$228,034	$10,602	$(48,950)
Capital gains distributions received	—	—	748,993	473	—
Net realized gain (loss) on shares redeemed	7,645,963	8,695,149	1,037,414	(9,942)	306,183
Net change in unrealized appreciation (depreciation) on investments	(15,145,052)	(14,603,600)	(3,956,947)	(3,589)	(437,961)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(9,128,038)	(7,769,705)	(1,942,506)	(2,456)	(180,728)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,302,855	132,225	85,225	393	1,982
Annuity payments	—	(70,176)	(55,821)	—	(73,591)
Surrenders, withdrawals and death benefits	(34,514,074)	(13,738,999)	(3,744,421)	(232,000)	(299,400)
Net transfers between other subaccounts
or fixed rate option	13,557,577	(14,589,769)	(1,423,616)	(8,315)	(85,777)
Miscellaneous transactions	2,777	(1,220)	379	—	798
Other charges	(46,878)	(812,765)	(19,062)	(373)	(3,598)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(19,697,743)	(29,080,704)	(5,157,316)	(240,295)	(459,586)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(28,825,781)	(36,850,409)	(7,099,822)	(242,751)	(640,314)

NET ASSETS
Beginning of period	136,764,963	132,986,885	26,417,163	551,811	4,783,485
End of period	$107,939,182	$96,136,476	$19,317,341	$309,060	$4,143,171

Beginning units	8,943,072	10,477,177	1,398,536	51,391	228,901
Units issued	1,993,920	2,153,778	172,994	20	742
Units redeemed	(3,317,282)	(4,527,352)	(453,847)	(22,865)	(21,158)
Ending units	7,619,710	8,103,603	1,117,683	28,546	208,485

The accompanying notes are an integral part of these financial statements.
A49

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	Wells Fargo VT Opportunity Fund (Class 1)	Wells Fargo VT Opportunity Fund (Class 2)	AST Prudential Core Bond Portfolio	AST Bond Portfolio 2023	AST New Discovery Asset Allocation Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(24,791)	$(61,401)	$(1,286,300)	$(503,249)	$(2,452,114)
Capital gains distributions received	244,684	466,814	—	—	—
Net realized gain (loss) on shares redeemed	94,916	290,031	1,826,776	(669,368)	11,750,588
Net change in unrealized appreciation (depreciation) on investments	(510,969)	(1,070,159)	(2,723,943)	636,433	(24,619,636)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(196,160)	(374,715)	(2,183,467)	(536,184)	(15,321,162)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	6,925	8,711	14,343	—	300,942
Annuity payments	(16,126)	(48,272)	(593,906)	(26,395)	(164,797)
Surrenders, withdrawals and death benefits	(186,022)	(442,405)	(10,955,601)	(7,693,084)	(15,758,102)
Net transfers between other subaccounts
or fixed rate option	68,458	(231,325)	3,545,668	9,116,051	(11,067,162)
Miscellaneous transactions	38	4	306	414	2,057
Other charges	(4,376)	(2,299)	(782,314)	(14,053)	(871,627)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(131,103)	(715,586)	(8,771,504)	1,382,933	(27,558,689)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(327,263)	(1,090,301)	(10,954,971)	846,749	(42,879,851)

NET ASSETS
Beginning of period	2,544,051	5,185,204	93,378,081	26,687,212	175,215,370
End of period	$2,216,788	$4,094,903	$82,423,110	$27,533,961	$132,335,519

Beginning units	116,605	241,441	8,326,133	2,647,125	12,192,213
Units issued	4,274	299	3,112,788	1,557,340	1,246,472
Units redeemed	(10,139)	(33,461)	(3,967,429)	(1,454,493)	(3,272,819)
Ending units	110,740	208,279	7,471,492	2,749,972	10,165,866

The accompanying notes are an integral part of these financial statements.
A50

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST Western Asset Emerging Markets Debt Portfolio	AST MFS Large-Cap Value Portfolio	Invesco V.I. Mid Cap Growth Fund (Series I)	AST Bond Portfolio 2024	AST AQR Emerging Markets Equity Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(19,914)	$(998,916)	$(178,713)	$(1,215,593)	$(44,880)
Capital gains distributions received	—	—	1,467,323	—	—
Net realized gain (loss) on shares redeemed	8,257	7,991,847	295,949	(1,291,059)	368,641
Net change in unrealized appreciation (depreciation) on investments	(201,930)	(14,400,123)	(2,497,359)	1,418,664	(1,160,687)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(213,587)	(7,407,192)	(912,800)	(1,087,988)	(836,926)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	735	49,095	45,034	—	11,234
Annuity payments	(9,728)	(176,370)	(35,780)	(76,237)	—
Surrenders, withdrawals and death benefits	(186,214)	(7,284,126)	(1,774,216)	(16,566,135)	(808,141)
Net transfers between other subaccounts
or fixed rate option	(896,302)	(16,845,792)	920,268	28,855,703	(357,272)
Miscellaneous transactions	2	1,785	13,854	353	292
Other charges	(204)	(546,090)	(14,347)	(21,832)	(954)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(1,091,711)	(24,801,498)	(845,187)	12,191,852	(1,154,841)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,305,298)	(32,208,690)	(1,757,987)	11,103,864	(1,991,767)

NET ASSETS
Beginning of period	3,296,129	83,662,788	13,010,251	58,692,580	4,975,134
End of period	$1,990,831	$51,454,098	$11,252,264	$69,796,444	$2,983,367

Beginning units	303,306	4,510,989	770,065	5,920,396	409,511
Units issued	55,781	945,005	193,057	6,504,485	170,500
Units redeemed	(162,454)	(2,344,316)	(249,832)	(5,207,332)	(275,502)
Ending units	196,633	3,111,678	713,290	7,217,549	304,509

The accompanying notes are an integral part of these financial statements.
A51

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST ClearBridge Dividend Growth Portfolio	Columbia Variable Portfolio Government Money Market Fund (Class 1)	Columbia Variable Portfolio - Income Opportunities Fund (Class 1)	AST AQR Large-Cap Portfolio	AST QMA Large-Cap Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(876,607)	$3,844	$6,387	$(59,003)	$(47,644)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	5,684,149	—	(4,422)	405,874	349,947
Net change in unrealized appreciation (depreciation) on investments	(8,325,138)	—	(9,422)	(719,996)	(572,291)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(3,517,596)	3,844	(7,457)	(373,125)	(269,988)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	42,067	338	124	1,874	3,996
Annuity payments	(27,074)	—	—	—	—
Surrenders, withdrawals and death benefits	(7,297,323)	(624,359)	(11,590)	(574,006)	(578,293)
Net transfers between other subaccounts
or fixed rate option	(10,134,454)	476,510	—	(99,195)	127,875
Miscellaneous transactions	198	(20)	—	(60)	62
Other charges	(458,643)	(871)	(153)	(2,318)	(4,492)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(17,875,229)	(148,402)	(11,619)	(673,705)	(450,852)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(21,392,825)	(144,558)	(19,076)	(1,046,830)	(720,840)

NET ASSETS
Beginning of period	67,378,571	917,413	165,593	4,601,960	3,505,578
End of period	$45,985,746	$772,855	$146,517	$3,555,130	$2,784,738

Beginning units	4,114,041	95,725	14,021	268,559	202,734
Units issued	857,307	60,350	6	75,948	63,018
Units redeemed	(1,989,175)	(75,825)	(1,006)	(116,849)	(91,170)
Ending units	2,982,173	80,250	13,021	227,658	174,582

The accompanying notes are an integral part of these financial statements.
A52

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST Bond Portfolio 2025	AST Bond Portfolio 2026	AST Bond Portfolio 2027	NVIT Emerging Markets Fund (Class D)	AST Bond Portfolio 2028
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(996,426)	$(2,342,905)	$(2,795,125)	$(329,651)	$(658,446)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	(375,801)	(721,728)	(982,826)	1,726,520	(513,524)
Net change in unrealized appreciation (depreciation) on investments	2,588,635	(318,661)	(613,601)	(8,217,113)	1,691,005
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	1,216,408	(3,383,294)	(4,391,552)	(6,820,244)	519,035

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	—	—	93,150	—
Annuity payments	(68,094)	(185,238)	(357,983)	(135,511)	(3,944)
Surrenders, withdrawals and death benefits	(12,871,350)	(29,102,258)	(34,866,681)	(3,474,540)	(8,407,984)
Net transfers between other subaccounts
or fixed rate option	94,088,897	18,768,808	19,796,335	(725,489)	46,596,843
Miscellaneous transactions	335	(2,058)	3,034	(371)	273
Other charges	(10,255)	(56,296)	(62,405)	(40,382)	(14,732)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	81,139,533	(10,577,042)	(15,487,700)	(4,283,143)	38,170,456

TOTAL INCREASE (DECREASE) IN NET ASSETS	82,355,941	(13,960,336)	(19,879,252)	(11,103,387)	38,689,491

NET ASSETS
Beginning of period	7,841,947	116,810,855	156,690,254	38,429,014	5,521,326
End of period	$90,197,888	$102,850,519	$136,811,002	$27,325,627	$44,210,817

Beginning units	692,501	11,718,449	15,773,702	2,832,902	550,819
Units issued	10,137,581	9,447,176	14,502,985	474,923	9,101,763
Units redeemed	(2,655,885)	(10,572,436)	(16,119,448)	(829,290)	(5,083,058)
Ending units	8,174,197	10,593,189	14,157,239	2,478,535	4,569,524

The accompanying notes are an integral part of these financial statements.
A53

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

SUBACCOUNT
AST Bond Portfolio 2029
1/2/2018*
to
12/31/2018

OPERATIONS
Net investment income (loss)	$(30,650)
Capital gains distributions received	—
Net realized gain (loss) on shares redeemed	45,038
Net change in unrealized appreciation (depreciation) on investments	167,958
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	182,346

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—
Annuity payments	—
Surrenders, withdrawals and death benefits	(143,610)
Net transfers between other subaccounts
or fixed rate option	7,458,723
Miscellaneous transactions	(20)
Other charges	(620)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	7,314,473

TOTAL INCREASE (DECREASE) IN NET ASSETS	7,496,819

NET ASSETS
Beginning of period	—
End of period	$7,496,819

Beginning units	—
Units issued	1,159,303
Units redeemed	(382,516)
Ending units	776,787

*Date subaccount became available for investment.

The accompanying notes are an integral part of these financial statements.
A54

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST Goldman Sachs Large-Cap Value Portfolio	AST T. Rowe Price Large-Cap Growth Portfolio	AST Government Money Market Portfolio	AST Cohen & Steers Realty Portfolio	AST J.P. Morgan Strategic Opportunities Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(10,877,093)	$(8,935,136)	$(5,546,875)	$(2,173,557)	$(13,804,212)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	47,465,259	53,928,977	—	8,790,660	32,333,832
Net change in unrealized appreciation (depreciation) on investments	18,545,017	127,337,937	—	279,087	65,441,327
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	55,133,183	172,331,778	(5,546,875)	6,896,190	83,970,947

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,737,219	661,750	6,176,941	519,252	860,829
Annuity payments	(1,663,824)	(404,262)	(5,633,091)	(432,804)	(653,150)
Surrenders, withdrawals and death benefits	(73,097,620)	(57,467,878)	(564,139,496)	(14,589,164)	(62,925,663)
Net transfers between other subaccounts
or fixed rate option	32,734,717	(88,175)	484,417,068	(4,029,444)	(16,796,834)
Miscellaneous transactions	56	(8,638)	(1,236)	(2,277)	(3,402)
Other charges	(2,052,448)	(3,227,783)	(1,254,668)	(812,827)	(5,883,961)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(42,341,900)	(60,534,986)	(80,434,482)	(19,347,264)	(85,402,181)

TOTAL INCREASE (DECREASE) IN NET ASSETS	12,791,283	111,796,792	(85,981,357)	(12,451,074)	(1,431,234)

NET ASSETS
Beginning of period	704,432,413	496,240,849	583,213,757	158,081,934	845,590,866
End of period	$717,223,696	$608,037,641	$497,232,400	$145,630,860	$844,159,632

Beginning units	30,848,696	23,078,342	53,815,701	3,928,320	51,381,773
Units issued	3,561,007	3,147,838	37,240,168	499,538	4,936,481
Units redeemed	(5,996,612)	(7,008,999)	(45,701,537)	(992,764)	(12,812,701)
Ending units	28,413,091	19,217,181	45,354,332	3,435,094	43,505,553

The accompanying notes are an integral part of these financial statements.
A55

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST T. Rowe Price Large-Cap Value Portfolio	AST High Yield Portfolio	AST Small-Cap Growth Opportunities Portfolio	AST WEDGE Capital Mid-Cap Value Portfolio	AST Small-Cap Value Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(1,259,517)	$(2,934,426)	$(3,617,507)	$(1,313,621)	$(4,145,599)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	3,734,950	9,418,383	19,759,382	6,410,228	23,936,722
Net change in unrealized appreciation (depreciation) on investments	9,253,995	5,482,979	38,895,318	8,315,459	(4,887,311)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	11,729,428	11,966,936	55,037,193	13,412,066	14,903,812

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	471,983	2,107,695	860,856	233,025	741,190
Annuity payments	(72,905)	(433,527)	(457,805)	(106,124)	(625,064)
Surrenders, withdrawals and death benefits	(8,823,498)	(22,989,275)	(23,803,850)	(8,039,493)	(30,665,229)
Net transfers between other subaccounts
or fixed rate option	5,137,776	(7,860,389)	(3,917,445)	261,732	1,026,531
Miscellaneous transactions	1,173	(2,924)	(2,145)	1,315	11,351
Other charges	(443,728)	(775,556)	(926,219)	(486,012)	(797,771)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(3,729,199)	(29,953,976)	(28,246,608)	(8,135,557)	(30,308,992)

TOTAL INCREASE (DECREASE) IN NET ASSETS	8,000,229	(17,987,040)	26,790,585	5,276,509	(15,405,180)

NET ASSETS
Beginning of period	82,219,103	212,196,345	225,039,697	83,454,690	289,355,484
End of period	$90,219,332	$194,209,305	$251,830,282	$88,731,199	$273,950,304

Beginning units	4,705,195	9,501,246	9,808,230	3,333,367	7,880,112
Units issued	1,022,497	2,600,348	940,273	643,944	895,056
Units redeemed	(1,279,643)	(4,151,212)	(2,126,428)	(974,056)	(1,790,582)
Ending units	4,448,049	7,950,382	8,622,075	3,003,255	6,984,586

The accompanying notes are an integral part of these financial statements.
A56

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST Goldman Sachs Mid-Cap Growth Portfolio	AST Goldman Sachs Small-Cap Value Portfolio	AST Hotchkis & Wiley Large-Cap Value Portfolio	AST Lord Abbett Core Fixed Income Portfolio	AST Loomis Sayles Large-Cap Growth Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(7,093,573)	$(3,053,479)	$(4,414,070)	$(4,112,832)	$(14,458,070)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	12,724,797	14,916,987	21,224,880	3,574,543	105,890,556
Net change in unrealized appreciation (depreciation) on investments	101,548,396	8,841,299	27,715,388	5,580,590	167,415,820
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	107,179,620	20,704,807	44,526,198	5,042,301	258,848,306

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,520,931	834,326	1,064,657	802,299	2,778,911
Annuity payments	(1,226,921)	(442,696)	(712,875)	(723,938)	(3,610,234)
Surrenders, withdrawals and death benefits	(49,778,618)	(21,261,663)	(26,928,818)	(33,005,270)	(100,846,833)
Net transfers between other subaccounts
or fixed rate option	9,263,724	2,125,321	511,529	11,248,522	(61,311,125)
Miscellaneous transactions	(6,253)	(581)	1,282	184	3,538
Other charges	(2,244,553)	(1,219,130)	(979,920)	(1,524,516)	(2,304,839)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(42,471,690)	(19,964,423)	(27,044,145)	(23,202,719)	(165,290,582)

TOTAL INCREASE (DECREASE) IN NET ASSETS	64,707,930	740,384	17,482,053	(18,160,418)	93,557,724

NET ASSETS
Beginning of period	437,211,527	208,347,615	270,243,798	285,071,977	888,257,347
End of period	$501,919,457	$209,087,999	$287,725,851	$266,911,559	$981,815,071

Beginning units	35,196,250	5,050,711	12,782,200	16,080,235	35,249,915
Units issued	4,996,261	867,441	1,500,231	2,683,226	1,885,472
Units redeemed	(8,057,622)	(1,417,494)	(3,133,856)	(4,050,605)	(8,131,528)
Ending units	32,134,889	4,500,658	11,148,575	14,712,856	29,003,859
The accompanying notes are an integral part of these financial statements.
A57

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST MFS Growth Portfolio	AST Neuberger Berman/LSV Mid-Cap Value Portfolio	AST Small-Cap Growth Portfolio	AST BlackRock Low Duration Bond Portfolio	AST BlackRock/Loomis Sayles Bond Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(3,309,671)	$(5,465,316)	$(2,318,290)	$(4,991,913)	$(18,830,738)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	20,529,802	28,638,986	9,852,568	559,989	12,051,163
Net change in unrealized appreciation (depreciation) on investments	37,921,804	20,550,559	23,369,954	5,183,604	40,287,018
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	55,141,935	43,724,229	30,904,232	751,680	33,507,443

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,110,641	1,094,023	181,017	1,800,918	1,452,486
Annuity payments	(739,853)	(1,384,803)	(301,231)	(1,397,326)	(1,858,850)
Surrenders, withdrawals and death benefits	(19,803,739)	(37,625,278)	(13,058,529)	(44,114,697)	(106,635,099)
Net transfers between other subaccounts
or fixed rate option	(7,051,983)	5,512,229	3,213,882	20,213,168	90,783,127
Miscellaneous transactions	4,865	6,737	496	(943)	4,996
Other charges	(838,996)	(1,421,794)	(830,792)	(687,072)	(7,746,952)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(27,319,065)	(33,818,886)	(10,795,157)	(24,185,952)	(24,000,292)

TOTAL INCREASE (DECREASE) IN NET ASSETS	27,822,870	9,905,343	20,109,075	(23,434,272)	9,507,151

NET ASSETS
Beginning of period	199,925,521	374,923,461	143,791,622	347,993,883	1,214,177,841
End of period	$227,748,391	$384,828,804	$163,900,697	$324,559,611	$1,223,684,992

Beginning units	12,479,006	8,643,865	5,459,012	24,854,155	70,181,102
Units issued	1,323,549	939,348	1,199,778	3,721,551	10,654,449
Units redeemed	(2,917,102)	(1,805,436)	(1,620,876)	(5,618,862)	(13,551,920)
Ending units	10,885,453	7,777,777	5,037,914	22,956,844	67,283,631

The accompanying notes are an integral part of these financial statements.
A58

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST QMA US Equity Alpha Portfolio	AST T. Rowe Price Natural Resources Portfolio	AST T. Rowe Price Asset Allocation Portfolio	AST International Value Portfolio	AST MFS Global Equity Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(2,727,572)	$(2,102,374)	$(41,601,762)	$(2,016,334)	$(3,588,428)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	14,287,898	1,213,013	102,415,127	4,788,140	9,649,944
Net change in unrealized appreciation (depreciation) on investments	24,276,777	12,965,353	268,733,762	21,158,191	40,004,871
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	35,837,103	12,075,992	329,547,127	23,929,997	46,066,387

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	841,790	549,416	4,398,117	186,667	830,735
Annuity payments	(523,743)	(373,009)	(1,966,066)	(234,827)	(188,116)
Surrenders, withdrawals and death benefits	(19,394,559)	(11,753,310)	(192,270,573)	(12,240,398)	(28,245,398)
Net transfers between other subaccounts
or fixed rate option	6,991,904	3,096,615	30,760,702	8,207,791	16,690,423
Miscellaneous transactions	1,810	2,507	(16,565)	(148)	(4,406)
Other charges	(995,936)	(1,025,222)	(17,887,862)	(587,738)	(1,423,069)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(13,078,734)	(9,503,003)	(176,982,247)	(4,668,653)	(12,339,831)

TOTAL INCREASE (DECREASE) IN NET ASSETS	22,758,369	2,572,989	152,564,880	19,261,344	33,726,556

NET ASSETS
Beginning of period	178,788,114	146,743,080	2,484,301,477	116,299,393	212,926,276
End of period	$201,546,483	$149,316,069	$2,636,866,357	$135,560,737	$246,652,832

Beginning units	7,871,267	5,285,835	121,957,514	7,932,431	8,903,020
Units issued	1,607,873	1,203,690	12,681,131	1,420,538	2,214,892
Units redeemed	(2,373,116)	(1,721,421)	(28,259,372)	(2,127,047)	(2,815,366)
Ending units	7,106,024	4,768,104	106,379,273	7,225,922	8,302,546

The accompanying notes are an integral part of these financial statements.
A59

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST J.P. Morgan International Equity Portfolio	AST Templeton Global Bond Portfolio	AST International Growth Portfolio	AST Wellington Management Hedged Equity Portfolio	AST Capital Growth Asset Allocation Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(2,538,139)	$(2,172,891)	$(5,275,140)	$(5,878,681)	$(76,778,191)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	5,528,780	(342,365)	13,928,398	14,805,570	200,528,567
Net change in unrealized appreciation (depreciation) on investments	39,097,340	3,371,950	90,035,238	32,678,912	555,566,218
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	42,087,981	856,694	98,688,496	41,605,801	679,316,594

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,166,596	713,751	809,770	1,232,424	6,880,688
Annuity payments	(298,645)	(252,729)	(827,819)	(389,250)	(4,289,278)
Surrenders, withdrawals and death benefits	(16,259,320)	(17,085,463)	(35,068,695)	(34,442,246)	(374,701,106)
Net transfers between other subaccounts
or fixed rate option	15,620,254	16,313,214	(2,306,940)	(3,232,029)	90,315,309
Miscellaneous transactions	(290)	198	(3,205)	2,125	(25,683)
Other charges	(968,519)	(529,590)	(886,029)	(2,384,342)	(25,015,466)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(739,924)	(840,619)	(38,282,918)	(39,213,318)	(306,835,536)

TOTAL INCREASE (DECREASE) IN NET ASSETS	41,348,057	16,075	60,405,578	2,392,483	372,481,058

NET ASSETS
Beginning of period	149,957,251	146,207,718	310,842,426	369,268,033	4,366,612,652
End of period	$191,305,308	$146,223,793	$371,248,004	$371,660,516	$4,739,093,710

Beginning units	8,193,919	9,497,243	16,103,157	28,129,997	290,610,583
Units issued	1,824,464	1,860,831	1,457,665	6,187,677	39,683,415
Units redeemed	(2,360,323)	(1,934,670)	(3,224,883)	(9,317,295)	(62,175,643)
Ending units	7,658,060	9,423,404	14,335,939	25,000,379	268,118,355

The accompanying notes are an integral part of these financial statements.
A60

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST Academic Strategies Asset Allocation Portfolio	AST Balanced Asset Allocation Portfolio	AST Preservation Asset Allocation Portfolio	AST RCM World Trends Portfolio	AST J.P. Morgan Global Thematic Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(34,432,640)	$(43,394,626)	$(31,035,298)	$(12,831,169)	$(9,816,079)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	73,278,768	104,016,803	92,431,771	28,165,893	19,839,485
Net change in unrealized appreciation (depreciation) on investments	171,268,518	267,248,969	87,668,401	93,560,202	76,853,255
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	210,114,646	327,871,146	149,064,874	108,894,926	86,876,661

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	2,616,852	6,935,512	3,566,655	621,631	304,364
Annuity payments	(1,350,217)	(2,551,860)	(1,464,843)	(142,261)	(289,588)
Surrenders, withdrawals and death benefits	(162,928,967)	(209,733,725)	(185,696,622)	(55,917,198)	(37,141,009)
Net transfers between other subaccounts
or fixed rate option	(9,230,715)	(9,554,567)	24,985,344	10,896,740	27,354,973
Miscellaneous transactions	(3,233)	(20,482)	(8,779)	(4,336)	1,514
Other charges	(11,836,820)	(17,886,548)	(11,014,366)	(6,853,414)	(5,398,864)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(182,733,100)	(232,811,670)	(169,632,611)	(51,398,838)	(15,168,610)

TOTAL INCREASE (DECREASE) IN NET ASSETS	27,381,546	95,059,476	(20,567,737)	57,496,088	71,708,051

NET ASSETS
Beginning of period	2,038,309,543	2,610,816,667	1,852,755,272	775,397,314	583,430,834
End of period	$2,065,691,089	$2,705,876,143	$1,832,187,535	$832,893,402	$655,138,885

Beginning units	164,069,162	175,198,498	129,994,592	65,645,594	44,703,634
Units issued	21,513,285	22,120,596	21,026,948	11,842,237	9,040,098
Units redeemed	(37,636,445)	(38,570,424)	(33,512,240)	(16,598,649)	(10,599,191)
Ending units	147,946,002	158,748,670	117,509,300	60,889,182	43,144,541

The accompanying notes are an integral part of these financial statements.
A61

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST Goldman Sachs Multi-Asset Portfolio	AST Western Asset Core Plus Bond Portfolio	Davis Value Portfolio	Columbia Variable Portfolio - Asset Allocation Fund (Class 1)	Columbia Variable Portfolio - Small Company Growth Fund (Class 1)
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(10,024,431)	$(7,882,979)	$(6,185)	$21,010	$(4,203)
Capital gains distributions received	—	—	79,264	3,118	23,764
Net realized gain (loss) on shares redeemed	17,343,428	7,790,713	(2,462)	104,011	18,749
Net change in unrealized appreciation (depreciation) on investments	55,633,027	22,196,469	109,853	323,680	64,539
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	62,952,024	22,104,203	180,470	451,819	102,849

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	404,115	2,091,825	4,181	2,703	223
Annuity payments	(209,866)	(657,314)	—	(80,343)	—
Surrenders, withdrawals and death benefits	(40,754,455)	(52,299,176)	(102,100)	(225,910)	(44,519)
Net transfers between other subaccounts
or fixed rate option	54,344,244	71,459,381	4,434	(141,879)	—
Miscellaneous transactions	(10,940)	2,197	(5)	(102)	—
Other charges	(5,558,056)	(3,509,173)	(3,067)	(3,669)	(609)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	8,215,042	17,087,740	(96,557)	(449,200)	(44,905)

TOTAL INCREASE (DECREASE) IN NET ASSETS	71,167,066	39,191,943	83,913	2,619	57,944

NET ASSETS
Beginning of period	585,982,750	473,796,478	909,747	3,373,657	388,048
End of period	$657,149,816	$512,988,421	$993,660	$3,376,276	$445,992

Beginning units	48,165,319	37,396,985	51,796	146,245	12,726
Units issued	12,646,616	9,894,545	490	92	3
Units redeemed	(12,443,831)	(8,888,657)	(5,598)	(18,478)	(1,299)
Ending units	48,368,104	38,402,873	46,688	127,859	11,430

The accompanying notes are an integral part of these financial statements.
A62

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	Prudential SP International Growth Portfolio (Class I)	ProFund VP Asia 30	ProFund VP Banks	ProFund VP Bear	ProFund VP Biotechnology
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(63,664)	$(131,737)	$(79,287)	$(45,922)	$(144,312)
Capital gains distributions received	—	331,531	—	—	—
Net realized gain (loss) on shares redeemed	189,742	808,915	1,243,998	(582,703)	1,489,536
Net change in unrealized appreciation (depreciation) on investments	1,215,821	1,489,519	(313,096)	(58,737)	596,470
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	1,341,899	2,498,228	851,615	(687,362)	1,941,694

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	20,597	29,486	17,177	15,165	35,600
Annuity payments	(20,968)	(88,027)	(2,115)	(25,994)	(38,523)
Surrenders, withdrawals and death benefits	(563,077)	(1,193,735)	(942,842)	(369,521)	(1,156,603)
Net transfers between other subaccounts
or fixed rate option	1,070,631	981,303	(923,998)	(500,081)	1,073,140
Miscellaneous transactions	(84)	(78)	691	(1,245)	2,292
Other charges	(4,572)	(25,277)	(3,780)	(3,501)	(5,726)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	502,527	(296,328)	(1,854,867)	(885,177)	(89,820)

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,844,426	2,201,900	(1,003,252)	(1,572,539)	1,851,874

NET ASSETS
Beginning of period	3,894,685	7,913,913	8,514,468	4,236,952	9,700,563
End of period	$5,739,111	$10,115,813	$7,511,216	$2,664,413	$11,552,437

Beginning units	286,440	395,595	986,991	2,068,507	373,417
Units issued	110,956	209,785	2,094,573	2,867,066	636,610
Units redeemed	(84,129)	(224,256)	(2,333,544)	(3,365,654)	(646,311)
Ending units	313,267	381,124	748,020	1,569,919	363,716

The accompanying notes are an integral part of these financial statements.
A63

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	ProFund VP Basic Materials	ProFund VP UltraBull	ProFund VP Bull	ProFund VP Consumer Services	ProFund VP Consumer Goods
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(83,366)	$(111,516)	$(365,729)	$(148,419)	$(29,691)
Capital gains distributions received	—	1,967,752	790,479	—	141,818
Net realized gain (loss) on shares redeemed	1,048,664	1,538,237	4,724,192	516,360	344,812
Net change in unrealized appreciation (depreciation) on investments	631,591	(499,124)	(640,452)	1,062,009	834,443
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	1,596,889	2,895,349	4,508,490	1,429,950	1,291,382

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	23,489	37,796	122,898	30,961	8,954
Annuity payments	(112,965)	(24,522)	(93,228)	(139,620)	(13,735)
Surrenders, withdrawals and death benefits	(1,331,357)	(864,316)	(3,948,582)	(857,556)	(1,294,685)
Net transfers between other subaccounts
or fixed rate option	(85,839)	823,936	6,674,433	5,876	(416,982)
Miscellaneous transactions	668	1,776	4,690	(113)	(344)
Other charges	(7,363)	(4,862)	(30,573)	(62,358)	(53,192)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(1,513,367)	(30,192)	2,729,638	(1,022,810)	(1,769,984)

TOTAL INCREASE (DECREASE) IN NET ASSETS	83,522	2,865,157	7,238,128	407,140	(478,602)

NET ASSETS
Beginning of period	8,774,245	7,388,641	26,468,834	9,291,678	10,411,194
End of period	$8,857,767	$10,253,798	$33,706,962	$9,698,818	$9,932,592

Beginning units	468,974	445,968	1,486,445	471,170	507,579
Units issued	348,702	1,181,478	7,361,059	225,299	113,481
Units redeemed	(431,073)	(1,184,673)	(7,220,944)	(275,311)	(197,283)
Ending units	386,603	442,773	1,626,560	421,158	423,777

The accompanying notes are an integral part of these financial statements.
A64

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	ProFund VP Oil & Gas	ProFund VP Europe 30	ProFund VP Financials	ProFund VP U.S. Government Plus	ProFund VP Health Care
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(16,683)	$34,749	$(234,599)	$(95,018)	$(458,374)
Capital gains distributions received	—	—	—	—	1,889,391
Net realized gain (loss) on shares redeemed	(1,147,892)	2,226,735	1,417,103	817,331	645,729
Net change in unrealized appreciation (depreciation) on investments	65,378	(211,714)	1,678,165	294,636	3,141,204
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(1,099,197)	2,049,770	2,860,669	1,016,949	5,217,950

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	101,902	49,866	18,910	125,813	94,469
Annuity payments	(79,743)	(144,000)	(94,407)	(30,205)	(84,824)
Surrenders, withdrawals and death benefits	(1,955,498)	(1,470,612)	(1,979,141)	(1,459,942)	(2,850,561)
Net transfers between other subaccounts
or fixed rate option	(2,465,634)	524,823	70,164	(1,526,448)	(1,094,971)
Miscellaneous transactions	719	102	1,018	357	(299)
Other charges	(15,915)	(21,861)	(106,463)	(12,446)	(165,634)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(4,414,169)	(1,061,682)	(2,089,919)	(2,902,871)	(4,101,820)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(5,513,366)	988,088	770,750	(1,885,922)	1,116,130

NET ASSETS
Beginning of period	19,307,976	10,658,955	19,362,316	9,485,960	29,357,026
End of period	$13,794,610	$11,647,043	$20,133,066	$7,600,038	$30,473,156

Beginning units	896,888	942,163	1,687,630	501,443	1,493,228
Units issued	393,122	3,167,853	775,850	4,484,174	389,013
Units redeemed	(623,353)	(3,245,051)	(960,596)	(4,618,799)	(584,393)
Ending units	666,657	864,965	1,502,884	366,818	1,297,848

The accompanying notes are an integral part of these financial statements.
A65

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	Access VP High Yield Fund	ProFund VP Industrials	ProFund VP Internet	ProFund VP Japan	ProFund VP Precious Metals
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$198,480	$(158,676)	$(93,778)	$(76,702)	$(167,264)
Capital gains distributions received	341,545	—	—	—	—
Net realized gain (loss) on shares redeemed	(56,277)	1,323,508	861,104	494,659	(39,725)
Net change in unrealized appreciation (depreciation) on investments	(210,015)	1,011,027	1,357,255	449,590	654,736
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	273,733	2,175,859	2,124,581	867,547	447,747

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	17,022	21,754	14,025	13,416	51,228
Annuity payments	(2,528)	(115,709)	(12,245)	(44,424)	(53,987)
Surrenders, withdrawals and death benefits	(2,985,425)	(1,259,500)	(659,250)	(570,787)	(1,738,967)
Net transfers between other subaccounts
or fixed rate option	(7,610,104)	402,166	(372,996)	590,392	(2,329,770)
Miscellaneous transactions	17	1,556	(11)	(183)	9,445
Other charges	(4,249)	(58,710)	(3,289)	(9,505)	(19,808)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(10,585,267)	(1,008,443)	(1,033,766)	(21,091)	(4,081,859)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(10,311,534)	1,167,416	1,090,815	846,456	(3,634,112)

NET ASSETS
Beginning of period	19,771,965	11,428,504	6,531,385	5,496,927	14,055,197
End of period	$9,460,431	$12,595,920	$7,622,200	$6,343,383	$10,421,085

Beginning units	980,607	537,953	123,445	463,778	1,921,865
Units issued	536,482	333,536	77,259	269,008	7,096,745
Units redeemed	(1,058,315)	(380,656)	(94,974)	(279,372)	(7,646,095)
Ending units	458,774	490,833	105,730	453,414	1,372,515

The accompanying notes are an integral part of these financial statements.
A66

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	ProFund VP Mid-Cap Growth	ProFund VP Mid-Cap Value	ProFund VP Pharmaceuticals	ProFund VP Real Estate	ProFund VP Rising Rates Opportunity
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(288,281)	$(201,409)	$(17,423)	$(32,785)	$(73,044)
Capital gains distributions received	1,776,449	914,408	20,747	320,323	—
Net realized gain (loss) on shares redeemed	911,957	1,567,954	(69,910)	55,723	(679,461)
Net change in unrealized appreciation (depreciation) on investments	693,994	(889,048)	441,228	172,382	133,378
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	3,094,119	1,391,905	374,642	515,643	(619,127)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	37,854	120,676	10,261	16,794	25,023
Annuity payments	(89,453)	(161,371)	(2,171)	(53,877)	(1,286)
Surrenders, withdrawals and death benefits	(2,111,727)	(2,174,242)	(689,765)	(1,438,444)	(973,848)
Net transfers between other subaccounts
or fixed rate option	(326,128)	(8,044,357)	(119,866)	(324,524)	(4,651,449)
Miscellaneous transactions	(123)	(2,378)	(714)	107	(1)
Other charges	(72,543)	(59,966)	(4,886)	(25,803)	(6,278)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(2,562,120)	(10,321,638)	(807,141)	(1,825,747)	(5,607,839)

TOTAL INCREASE (DECREASE) IN NET ASSETS	531,999	(8,929,733)	(432,499)	(1,310,104)	(6,226,966)

NET ASSETS
Beginning of period	19,651,414	23,708,035	4,779,288	8,657,835	9,305,791
End of period	$20,183,413	$14,778,302	$4,346,789	$7,347,731	$3,078,825

Beginning units	852,422	1,001,574	315,982	348,000	5,621,732
Units issued	316,738	181,609	244,403	243,759	30,541,484
Units redeemed	(416,402)	(613,008)	(299,168)	(318,505)	(34,133,945)
Ending units	752,758	570,175	261,217	273,254	2,029,271

The accompanying notes are an integral part of these financial statements.
A67

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	ProFund VP NASDAQ-100	ProFund VP Semiconductor	ProFund VP Small-Cap Growth	ProFund VP Short Mid-Cap	ProFund VP Short NASDAQ-100
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(282,086)	$(30,685)	$(281,862)	$(2,414)	$(14,046)
Capital gains distributions received	78,955	—	1,504,290	1,097	—
Net realized gain (loss) on shares redeemed	5,565,996	714,674	1,513,257	(30,446)	(317,708)
Net change in unrealized appreciation (depreciation) on investments	(203,932)	176,015	(723,580)	(8,311)	(24,160)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	5,158,933	860,004	2,012,105	(40,074)	(355,914)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	123,410	14,171	37,968	125	3,223
Annuity payments	(54,226)	(4,968)	(81,985)	—	(7,447)
Surrenders, withdrawals and death benefits	(2,526,585)	(284,742)	(1,977,681)	(45,933)	(142,254)
Net transfers between other subaccounts
or fixed rate option	1,779,282	443,904	(3,098,427)	(179,250)	(274,277)
Miscellaneous transactions	(247)	326	(2,441)	—	(11)
Other charges	(21,547)	(1,468)	(58,961)	(473)	(2,973)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(699,913)	167,223	(5,181,527)	(225,531)	(423,739)

TOTAL INCREASE (DECREASE) IN NET ASSETS	4,459,020	1,027,227	(3,169,422)	(265,605)	(779,653)

NET ASSETS
Beginning of period	17,931,101	2,515,112	22,673,093	388,924	1,406,535
End of period	$22,390,121	$3,542,339	$19,503,671	$123,319	$626,882

Beginning units	1,079,216	195,197	838,868	239,119	1,415,740
Units issued	4,805,570	312,797	552,379	2,192,503	4,870,141
Units redeemed	(4,801,487)	(300,428)	(742,637)	(2,345,277)	(5,448,942)
Ending units	1,083,299	207,566	648,610	86,345	836,939

The accompanying notes are an integral part of these financial statements.
A68

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	ProFund VP Short Small-Cap	ProFund VP Small-Cap Value	ProFund VP Technology	ProFund VP Telecommu-nications	ProFund VP UltraMid-Cap
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(5,336)	$(192,313)	$(87,423)	$169,783	$(204,450)
Capital gains distributions received	—	111,223	—	310,237	1,329,336
Net realized gain (loss) on shares redeemed	51,630	2,154,155	1,252,940	(220,167)	3,454,470
Net change in unrealized appreciation (depreciation) on investments	1,090	(1,360,851)	909,136	(668,703)	(767,998)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	47,384	712,214	2,074,653	(408,850)	3,811,358

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	53	119,508	18,903	5,776	51,586
Annuity payments	—	(56,588)	(40,791)	(13,104)	(112,431)
Surrenders, withdrawals and death benefits	(85,942)	(1,860,753)	(1,037,481)	(675,768)	(2,126,105)
Net transfers between other subaccounts
or fixed rate option	(31,063)	(5,154,819)	333,134	(553,653)	(8,665,484)
Miscellaneous transactions	39	(272)	355	(25)	499
Other charges	(629)	(41,799)	(3,140)	(28,149)	(11,925)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(117,542)	(6,994,723)	(729,020)	(1,264,923)	(10,863,860)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(70,158)	(6,282,509)	1,345,633	(1,673,773)	(7,052,502)

NET ASSETS
Beginning of period	261,514	18,734,120	6,161,793	6,814,660	22,799,598
End of period	$191,356	$12,451,611	$7,507,426	$5,140,887	$15,747,096

Beginning units	165,563	826,550	543,089	622,302	667,571
Units issued	13,939,132	291,030	435,332	663,857	3,164,049
Units redeemed	(13,965,358)	(607,254)	(469,022)	(810,257)	(3,488,083)
Ending units	139,337	510,326	509,399	475,902	343,537
The accompanying notes are an integral part of these financial statements.
A69

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	ProFund VP UltraNASDAQ-100	ProFund VP UltraSmall-Cap	ProFund VP Utilities	ProFund VP Large-Cap Growth	ProFund VP Large-Cap Value
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(515,297)	$(104,605)	$125,154	$(269,841)	$(66,725)
Capital gains distributions received	1,062,216	826,934	692,832	759,145	—
Net realized gain (loss) on shares redeemed	11,560,521	1,636,472	1,424,841	915,535	1,587,922
Net change in unrealized appreciation (depreciation) on investments	10,221,528	(622,717)	(553,661)	2,728,610	251,101
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	22,328,968	1,736,084	1,689,166	4,133,449	1,772,298

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	69,387	48,085	24,615	46,029	18,323
Annuity payments	(160,627)	(109,198)	(97,389)	(67,825)	(20,332)
Surrenders, withdrawals and death benefits	(6,042,762)	(705,661)	(2,332,111)	(2,451,860)	(1,813,738)
Net transfers between other subaccounts
or fixed rate option	(439,549)	(354,333)	2,534,499	2,246,472	(2,560,355)
Miscellaneous transactions	(743)	(132)	10,060	(282)	(211)
Other charges	(20,179)	(4,120)	(83,884)	(59,458)	(61,491)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(6,594,473)	(1,125,359)	55,790	(286,924)	(4,437,804)

TOTAL INCREASE (DECREASE) IN NET ASSETS	15,734,495	610,725	1,744,956	3,846,525	(2,665,506)

NET ASSETS
Beginning of period	35,718,706	8,739,830	20,609,104	17,649,781	18,603,042
End of period	$51,453,201	$9,350,555	$22,354,060	$21,496,306	$15,937,536

Beginning units	6,056,730	397,518	1,019,763	955,852	1,195,293
Units issued	3,966,393	1,241,133	583,639	821,792	378,528
Units redeemed	(4,821,507)	(1,294,301)	(587,979)	(838,302)	(668,115)
Ending units	5,201,616	344,350	1,015,423	939,342	905,706

The accompanying notes are an integral part of these financial statements.
A70

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	Rydex VT Nova Fund	Rydex VT NASDAQ-100® Fund	Rydex VT Inverse S&P 500® Strategy Fund	Invesco V.I. Health Care Fund (Series I)	Invesco V.I. Technology Fund (Series I)
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(18,035)	$(119,444)	$(277)	$(294,463)	$(277,195)
Capital gains distributions received	57,867	632,288	—	1,503,788	1,069,134
Net realized gain (loss) on shares redeemed	145,936	434,548	(1,134)	(409,920)	803,803
Net change in unrealized appreciation (depreciation) on investments	164,155	1,217,051	(2,633)	3,288,882	3,985,117
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	349,923	2,164,443	(4,044)	4,088,287	5,580,859

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	2,330	17,117	20	60,299	58,770
Annuity payments	—	(96,967)	—	(69,630)	(104,624)
Surrenders, withdrawals and death benefits	(170,232)	(781,214)	(118)	(3,845,096)	(2,065,760)
Net transfers between other subaccounts
or fixed rate option	(92,863)	(173,866)	2,155	(2,016,756)	1,405,904
Miscellaneous transactions	26	1,187	—	(893)	(593)
Other charges	(1,552)	(12,774)	(29)	(32,895)	(23,029)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(262,291)	(1,046,517)	2,028	(5,904,971)	(729,332)

TOTAL INCREASE (DECREASE) IN NET ASSETS	87,632	1,117,926	(2,016)	(1,816,684)	4,851,527

NET ASSETS
Beginning of period	1,280,177	7,781,154	20,611	30,112,105	16,817,274
End of period	$1,367,809	$8,899,080	$18,595	$28,295,421	$21,668,801

Beginning units	105,514	520,851	8,169	1,227,569	1,824,078
Units issued	860	1,836	932	107,987	268,150
Units redeemed	(19,669)	(62,013)	(57)	(332,693)	(351,062)
Ending units	86,705	460,674	9,044	1,002,863	1,741,166

The accompanying notes are an integral part of these financial statements.
A71

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	Wells Fargo VT Index Asset Allocation Fund (Class 2)	Wells Fargo VT International Equity Fund (Class 2)	Wells Fargo VT Small Cap Growth Fund (Class 2)	AST Fidelity Institutional AM℠ Quantitative Portfolio	AST Prudential Growth Allocation Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(138,462)	$4,340	$(16,994)	$(18,609,779)	$(68,103,140)
Capital gains distributions received	880,534	—	35,576	—	—
Net realized gain (loss) on shares redeemed	746,887	12,503	82,013	41,687,191	144,376,121
Net change in unrealized appreciation (depreciation) on investments	625,369	53,428	156,804	129,555,959	479,547,452
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	2,114,328	70,271	257,399	152,633,371	555,820,433

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	32,146	2,220	3,447	1,012,259	2,743,050
Annuity payments	(307,508)	(1,980)	(1,065)	(564,438)	(1,276,948)
Surrenders, withdrawals and death benefits	(1,580,483)	(43,565)	(123,435)	(90,930,143)	(281,787,844)
Net transfers between other subaccounts
or fixed rate option	(355,890)	(33,810)	20,508	6,943,150	1,617,557,493
Miscellaneous transactions	276	158	(5)	(9,324)	(20,100)
Other charges	(11,381)	(135)	(805)	(7,535,579)	(33,867,529)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(2,222,840)	(77,112)	(101,355)	(91,084,075)	1,303,348,122

TOTAL INCREASE (DECREASE) IN NET ASSETS	(108,512)	(6,841)	156,044	61,549,296	1,859,168,555

NET ASSETS
Beginning of period	20,761,133	328,708	1,122,725	1,084,883,996	3,011,851,621
End of period	$20,652,621	$321,867	$1,278,769	$1,146,433,292	$4,871,020,176

Beginning units	500,177	37,675	55,229	87,946,003	227,652,293
Units issued	8,872	2,583	1,207	11,820,393	156,576,101
Units redeemed	(59,423)	(10,457)	(5,833)	(19,818,152)	(67,069,543)
Ending units	449,626	29,801	50,603	79,948,244	317,158,851

The accompanying notes are an integral part of these financial statements.
A72

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST Advanced Strategies Portfolio	AST Investment Grade Bond Portfolio	AST Bond Portfolio 2018	AST Bond Portfolio 2019	AST Global Real Estate Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(28,668,932)	$(23,113,774)	$(1,145,911)	$(806,421)	$(526,063)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	77,244,119	5,480,384	618,980	837,764	729,069
Net change in unrealized appreciation (depreciation) on investments	195,381,799	62,046,751	(256,336)	(493,296)	2,913,027
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	243,956,986	44,413,361	(783,267)	(461,953)	3,116,033

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,660,542	—	—	—	99,537
Annuity payments	(1,089,180)	(1,033,179)	—	—	(2,030)
Surrenders, withdrawals and death benefits	(133,594,531)	(84,932,659)	(10,651,459)	(6,469,195)	(2,579,832)
Net transfers between other subaccounts
or fixed rate option	(9,268,046)	(787,701,069)	32,171,799	(6,115,500)	3,700,338
Miscellaneous transactions	6,923	(955)	289	691	(361)
Other charges	(10,789,544)	(15,641,536)	(20,802)	(16,905)	(294,880)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(153,073,836)	(889,309,398)	21,499,827	(12,600,909)	922,772

TOTAL INCREASE (DECREASE) IN NET ASSETS	90,883,150	(844,896,037)	20,716,560	(13,062,862)	4,038,805

NET ASSETS
Beginning of period	1,685,524,228	1,903,633,418	47,158,785	45,951,839	33,241,263
End of period	$1,776,407,378	$1,058,737,381	$67,875,345	$32,888,977	$37,280,068

Beginning units	111,128,228	123,882,307	3,645,255	3,505,674	2,551,713
Units issued	12,467,850	30,237,625	3,229,586	308,948	803,196
Units redeemed	(23,119,480)	(87,101,512)	(1,553,169)	(1,259,644)	(763,926)
Ending units	100,476,598	67,018,420	5,321,672	2,554,978	2,590,983

The accompanying notes are an integral part of these financial statements.
A73

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST Parametric Emerging Markets Equity Portfolio	AST Bond Portfolio 2020	AST Jennison Large-Cap Growth Portfolio	AST Bond Portfolio 2017	AST Bond Portfolio 2021
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(1,645,705)	$(1,520,526)	$(1,025,661)	$(567,706)	$(1,681,784)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	291,867	1,591,635	2,049,810	473,839	1,732,892
Net change in unrealized appreciation (depreciation) on investments	24,485,564	(619,435)	18,253,389	(219,367)	(99,293)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	23,131,726	(548,326)	19,277,538	(313,234)	(48,185)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	238,576	—	31,037	—	—
Annuity payments	(1,530)	(17,701)	(16,201)	(18,293)	(6,306)
Surrenders, withdrawals and death benefits	(6,803,248)	(14,092,373)	(6,752,252)	(4,570,752)	(15,107,419)
Net transfers between other subaccounts
or fixed rate option	21,045,744	(35,150,174)	14,258,248	(47,903,123)	(47,132,695)
Miscellaneous transactions	372	1,305	555	(188)	(3,260)
Other charges	(998,870)	(32,262)	(532,571)	(26,649)	(30,611)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	13,481,044	(49,291,205)	6,988,816	(52,519,005)	(62,280,291)

TOTAL INCREASE (DECREASE) IN NET ASSETS	36,612,770	(49,839,531)	26,266,354	(52,832,239)	(62,328,476)

NET ASSETS
Beginning of period	88,364,767	97,678,427	52,129,560	52,962,874	117,600,351
End of period	$124,977,537	$47,838,896	$78,395,914	$130,635	$55,271,875

Beginning units	10,177,020	8,854,790	2,678,434	4,747,858	9,108,751
Units issued	4,309,230	593,247	1,235,144	94,808	682,589
Units redeemed	(2,998,590)	(5,058,695)	(912,168)	(4,831,051)	(5,480,304)
Ending units	11,487,660	4,389,342	3,001,410	11,615	4,311,036

The accompanying notes are an integral part of these financial statements.
A74

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	Wells Fargo VT Omega Growth Fund (Class 2)	Wells Fargo VT Omega Growth Fund (Class 1)	Wells Fargo VT Small Cap Growth Fund (Class 1)	Wells Fargo VT International Equity Fund (Class 1)	AST Bond Portfolio 2022
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(32,229)	$(179,516)	$(159,479)	$221,876	$(1,352,013)
Capital gains distributions received	69,616	516,886	341,979	—	—
Net realized gain (loss) on shares redeemed	81,080	(655,016)	(349,461)	(58,146)	1,052,445
Net change in unrealized appreciation (depreciation) on investments	522,814	4,933,016	2,751,975	2,528,747	386,877
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	641,281	4,615,370	2,585,014	2,692,477	87,309

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	4,425	119,364	59,885	91,088	—
Annuity payments	(12,812)	(91,928)	(72,687)	(42,589)	—
Surrenders, withdrawals and death benefits	(170,537)	(2,242,860)	(1,261,558)	(1,591,144)	(16,248,114)
Net transfers between other subaccounts
or fixed rate option	(76,636)	(245,245)	36,219	826,870	(44,262,059)
Miscellaneous transactions	39	(2,189)	(7,437)	(46,122)	(1,524)
Other charges	(1,340)	(18,484)	(13,223)	(15,564)	(23,140)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(256,861)	(2,481,342)	(1,258,801)	(777,461)	(60,534,837)

TOTAL INCREASE (DECREASE) IN NET ASSETS	384,420	2,134,028	1,326,213	1,915,016	(60,447,528)

NET ASSETS
Beginning of period	2,045,528	14,728,336	10,905,255	12,062,357	104,785,902
End of period	$2,429,948	$16,862,364	$12,231,468	$13,977,373	$44,338,374

Beginning units	108,314	731,672	599,250	711,133	8,845,162
Units issued	1,326	135,060	113,200	175,337	989,596
Units redeemed	(12,668)	(240,320)	(174,258)	(214,388)	(6,081,244)
Ending units	96,972	626,412	538,192	672,082	3,753,514

The accompanying notes are an integral part of these financial statements.
A75

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST Quantitative Modeling Portfolio	AST BlackRock Global Strategies Portfolio	Invesco V.I. Diversified Dividend Fund (Series I)	Columbia Variable Portfolio - U.S. Government Mortgage Fund (Class 1)	Columbia Variable Portfolio - Large Cap Growth Fund (Class 1)
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(1,872,623)	$(2,061,024)	$81,591	$10,999	$(46,497)
Capital gains distributions received	—	—	939,243	388	—
Net realized gain (loss) on shares redeemed	7,996,095	3,896,610	1,825,184	187	295,586
Net change in unrealized appreciation (depreciation) on investments	15,029,825	11,023,485	(917,622)	1,743	840,643
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	21,153,297	12,859,071	1,928,396	13,317	1,089,732

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,507,761	76,097	83,546	392	1,907
Annuity payments	423,399	(164,613)	(58,467)	(23,105)	(86,838)
Surrenders, withdrawals and death benefits	(47,888,970)	(8,605,359)	(4,150,398)	(25,084)	(386,552)
Net transfers between other subaccounts
or fixed rate option	27,808,912	15,282,165	50,805	(10,689)	(57,019)
Miscellaneous transactions	17,504	589	124	(25)	(29)
Other charges	(51,157)	(831,504)	(22,949)	(467)	(4,120)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(18,182,551)	5,757,375	(4,097,339)	(58,978)	(532,651)

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,970,746	18,616,446	(2,168,943)	(45,661)	557,081

NET ASSETS
Beginning of period	133,794,217	114,370,439	28,586,106	597,472	4,226,404
End of period	$136,764,963	$132,986,885	$26,417,163	$551,811	$4,783,485

Beginning units	10,238,242	10,063,221	1,629,585	56,931	256,562
Units issued	3,472,373	3,786,688	377,999	16	88
Units redeemed	(4,767,543)	(3,372,732)	(609,048)	(5,556)	(27,749)
Ending units	8,943,072	10,477,177	1,398,536	51,391	228,901

The accompanying notes are an integral part of these financial statements.
A76

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	Wells Fargo VT Opportunity Fund (Class 1)	Wells Fargo VT Opportunity Fund (Class 2)	AST Prudential Core Bond Portfolio	AST Bond Portfolio 2023	AST New Discovery Asset Allocation Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(12,246)	$(36,352)	$(1,345,251)	$(682,170)	$(2,604,175)
Capital gains distributions received	205,379	391,841	—	—	—
Net realized gain (loss) on shares redeemed	163,763	222,659	740,568	2,625,081	6,890,778
Net change in unrealized appreciation (depreciation) on investments	83,744	269,731	3,935,278	(1,927,098)	18,902,047
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	440,640	847,879	3,330,595	15,813	23,188,650

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	8,510	8,270	53,061	—	677,506
Annuity payments	(103,411)	(20,148)	(204,039)	(29,153)	(342,576)
Surrenders, withdrawals and death benefits	(284,046)	(440,130)	(9,569,305)	(6,129,464)	(15,264,361)
Net transfers between other subaccounts
or fixed rate option	35,561	(45,674)	22,098,949	(11,919,756)	3,857,260
Miscellaneous transactions	(544)	(236)	220	1,408	1,365
Other charges	(5,545)	(1,783)	(731,518)	(16,118)	(878,819)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(349,475)	(499,701)	11,647,368	(18,093,083)	(11,949,625)

TOTAL INCREASE (DECREASE) IN NET ASSETS	91,165	348,178	14,977,963	(18,077,270)	11,239,025

NET ASSETS
Beginning of period	2,452,886	4,837,026	78,400,118	44,764,482	163,976,345
End of period	$2,544,051	$5,185,204	$93,378,081	$26,687,212	$175,215,370

Beginning units	133,821	267,475	7,314,475	4,425,660	13,125,897
Units issued	3,558	2,749	3,567,849	566,328	2,234,236
Units redeemed	(20,774)	(28,783)	(2,556,191)	(2,344,863)	(3,167,920)
Ending units	116,605	241,441	8,326,133	2,647,125	12,192,213

The accompanying notes are an integral part of these financial statements.
A77

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST Western Asset Emerging Markets Debt Portfolio	AST MFS Large-Cap Value Portfolio	Invesco V.I. Mid Cap Growth Fund (Series I)	AST Bond Portfolio 2024	AST AQR Emerging Markets Equity Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(25,495)	$(1,204,871)	$(176,661)	$(414,552)	$(46,986)
Capital gains distributions received	—	—	803,724	—	—
Net realized gain (loss) on shares redeemed	66,025	2,254,451	215,643	199,408	508,375
Net change in unrealized appreciation (depreciation) on investments	131,134	10,213,212	1,553,655	(210,282)	578,036
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	171,664	11,262,792	2,396,361	(425,426)	1,039,425

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	845	28,050	22,667	—	9,899
Annuity payments	—	(99,551)	(75,128)	—	—
Surrenders, withdrawals and death benefits	(912,164)	(6,688,238)	(1,586,699)	(5,977,655)	(724,549)
Net transfers between other subaccounts
or fixed rate option	2,988,308	10,626,017	440,961	59,897,867	2,707,083
Miscellaneous transactions	29	(536)	(12)	(233)	—
Other charges	(260)	(595,179)	(14,916)	(5,028)	(1,066)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	2,076,758	3,270,563	(1,213,127)	53,914,951	1,991,367

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,248,422	14,533,355	1,183,234	53,489,525	3,030,792

NET ASSETS
Beginning of period	1,047,707	69,129,433	11,827,017	5,203,055	1,944,342
End of period	$3,296,129	$83,662,788	$13,010,251	$58,692,580	$4,975,134

Beginning units	105,543	4,326,081	846,743	527,178	215,403
Units issued	343,863	1,663,992	139,733	6,229,444	556,234
Units redeemed	(146,100)	(1,479,084)	(216,411)	(836,226)	(362,126)
Ending units	303,306	4,510,989	770,065	5,920,396	409,511

The accompanying notes are an integral part of these financial statements.
A78

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST ClearBridge Dividend Growth Portfolio	Columbia Variable Portfolio Government Money Market Fund (Class 1)	Columbia Variable Portfolio - Income Opportunities Fund (Class 1)	AST AQR Large-Cap Portfolio	AST QMA Large-Cap Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(987,873)	$(5,017)	$8,608	$(67,171)	$(55,830)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	2,010,656	—	(3,529)	459,392	209,667
Net change in unrealized appreciation (depreciation) on investments	8,833,869	—	3,901	462,374	465,152
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	9,856,652	(5,017)	8,980	854,595	618,989

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	54,823	501	129	810	342
Annuity payments	(86,246)	(58)	—	(18,562)	—
Surrenders, withdrawals and death benefits	(6,116,931)	(968,697)	(12,103)	(667,506)	(806,027)
Net transfers between other subaccounts
or fixed rate option	6,768,066	988,099	—	(499,275)	498,239
Miscellaneous transactions	(1,848)	44	—	57	7
Other charges	(476,498)	(1,901)	(188)	(2,276)	(3,686)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	141,366	17,988	(12,162)	(1,186,752)	(311,125)

TOTAL INCREASE (DECREASE) IN NET ASSETS	9,998,018	12,971	(3,182)	(332,157)	307,864

NET ASSETS
Beginning of period	57,380,553	904,442	168,775	4,934,117	3,197,714
End of period	$67,378,571	$917,413	$165,593	$4,601,960	$3,505,578

Beginning units	4,095,332	93,822	15,076	346,586	221,489
Units issued	1,504,100	140,191	6	127,019	75,603
Units redeemed	(1,485,391)	(138,288)	(1,061)	(205,046)	(94,358)
Ending units	4,114,041	95,725	14,021	268,559	202,734

The accompanying notes are an integral part of these financial statements.
A79

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST Bond Portfolio 2025	AST Bond Portfolio 2026	AST Bond Portfolio 2027	NVIT Emerging Markets Fund (Class D)	AST Bond Portfolio 2028
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/3/2017**
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(248,368)	$(2,941,123)	$(3,736,055)	$(135,972)	$(30,242)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	200,742	(4,861,993)	(8,600,450)	983,705	5,643
Net change in unrealized appreciation (depreciation) on investments	122,951	10,063,583	15,921,770	10,546,845	(7,113)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	75,325	2,260,467	3,585,265	11,394,578	(31,712)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	—	—	215,002	—
Annuity payments	—	(229,089)	—	(208,563)	—
Surrenders, withdrawals and death benefits	(3,726,791)	(29,708,729)	(33,765,743)	(4,342,647)	(540,693)
Net transfers between other subaccounts
or fixed rate option	(9,463,744)	(49,070,149)	(57,350,371)	73,042	6,094,317
Miscellaneous transactions	1,819	1,049	2,177	(1,877)	(112)
Other charges	(4,413)	(58,224)	(77,979)	(43,444)	(474)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(13,193,129)	(79,065,142)	(91,191,916)	(4,308,487)	5,553,038

TOTAL INCREASE (DECREASE) IN NET ASSETS	(13,117,804)	(76,804,675)	(87,606,651)	7,086,091	5,521,326

NET ASSETS
Beginning of period	20,959,751	193,615,530	244,296,905	31,342,923	—
End of period	$7,841,947	$116,810,855	$156,690,254	$38,429,014	$5,521,326

Beginning units	1,854,869	19,521,272	24,776,179	3,217,619	—
Units issued	538,735	8,922,821	12,988,889	616,345	773,666
Units redeemed	(1,701,103)	(16,725,644)	(21,991,366)	(1,001,062)	(222,847)
Ending units	692,501	11,718,449	15,773,702	2,832,902	550,819

**Date subaccount became available for investment.

The accompanying notes are an integral part of these financial statements.
A80

NOTES TO FINANCIAL STATEMENTS OF
PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
DECEMBER 31, 2018

Note 1:	General
Prudential Annuities Life Assurance Corporation Variable Account B (“the Account”) was established under the laws of the State of Connecticut on November 25, 1987 to fund variable annuities issued by Prudential Annuities Life Assurance Corporation (“Prudential Annuities”). Prudential Annuities is an indirect, wholly-owned subsidiary of Prudential Financial, Inc. (“Prudential Financial”). Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of Prudential Annuities. The assets of the Account will not be charged with any liabilities arising out of any other business Prudential Annuities may conduct. However, the Account’s obligations, including insurance benefits related to the annuities, are the obligations of Prudential Annuities.
On August 30, 2013, Prudential Annuities received approval from the Arizona and Connecticut Departments of Insurance to redomesticate Prudential Annuities from Connecticut to Arizona effective August 31, 2013. As a result of the redomestication, Prudential Annuities is now an Arizona insurance company and its principal insurance regulatory authority is the Arizona Department of Insurance. The Account is now operated in accordance with the laws of Arizona. There was no impact to the operation of the Account.
The Account is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account is used as a funding vehicle for several flexible premium deferred individual variable annuity contracts, as well as two immediate individual variable annuities issued by Prudential Annuities (individually, the “Contract” and collectively, the “Contracts”). The following is a list of each Contract funded through the Account.

Advanced Series Advisor Plan (“ASAP”)	Advanced Series XTra Credit FOUR Premier (“XTra Credit
Advanced Series Advisor Plan II (“ASAP II”)	FOUR Premier")
Advanced Series Advisor Plan II Premier (“ASAP II	Advanced Series XTra Credit Premier (“XTra Credit
Premier”)	Premier”)
Advanced Series Advisor Plan III (“ASAP III”)	Advanced Series XTra Credit SIX (“XTra Credit SIX”)
Advanced Series Advisors Choice (“Choice”)	Alliance Capital Navigator (“ACN”)
Advanced Series Advisors Choice 2000 (“Choice 2000”)	Defined Investments Annuity
Advanced Series Advisors Income Annuity (“ASAIA”)	Emerald Choice
Advanced Series Apex (“Apex”)	Galaxy Variable Annuity III (“Galaxy III”)
Advanced Series Apex II (“Apex II”)	Harvester Variable Annuity (“Harvester Variable Annuity”)
Advanced Series Cornerstone ("AS Cornerstone")	Harvester XTra Credit (“Harvester XTra Credit”)
Advanced Series Impact (“AS Impact”)	Imperium
Advanced Series LifeVest (“ASL”)	LifeVest Personal Security Annuity (“PSA”)
Advanced Series LifeVest II (“ASL II”)	Stagecoach Apex II
Advanced Series LifeVest II Premier (ASL II Premier”)	Stagecoach ASAP III
Advanced Series LifeVest Premier (“ASL Premier”)	Stagecoach XTra Credit SIX
Advanced Series Optimum ("Optimum")	Wells Fargo Stagecoach Apex
Advanced Series Optimum Four ("Optimum Four")	Wells Fargo Stagecoach Extra Credit Variable Annuity
Advanced Series Optimum Plus ("Optimum Plus")	(“Stagecoach Extra Credit”)
Advanced Series Optimum XTra ("Optimum XTra")	Wells Fargo Stagecoach Variable Annuity (“Stagecoach”)
Advanced Series Protector (“AS Protector”)	Wells Fargo Stagecoach Variable Annuity Flex (“Stagecoach
Advanced Series Variable Immediate Annuity (“ASVIA”)	Flex”)
Advanced Series XTra Credit (“XTra Credit”)	Wells Fargo Stagecoach Variable Annuity Plus (“Stagecoach
Advanced Series XTra Credit EIGHT (“XTra Credit EIGHT”)	VA+”)
Advanced Series XTra Credit FOUR (“XTtra Credit FOUR”)

The Contracts may be used as an investment vehicle for “qualified” investments, including an IRA, SEP-IRA, Roth IRA or Tax Sheltered Annuity (or 403(b)) or as an investment vehicle for “non-qualified” investments. When a Contract is purchased as a “qualified” investment, it does not provide any tax advantages in addition to the preferential treatment already available under the Internal Revenue Code.
The Contracts offer the option to invest in various subaccounts listed below, each of which invests in a corresponding portfolio of either The Prudential Series Fund, the Advanced Series Trust or one of the non-Prudential administered funds (collectively, the “Portfolios”). Investment options vary by Contract.

A81

Note 1:	General (continued)

The corresponding subaccount names are as follows:

AST Goldman Sachs Large-Cap Value Portfolio	ProFund VP Real Estate
AST T. Rowe Price Large-Cap Growth Portfolio	ProFund VP Rising Rates Opportunity
AST Government Money Market Portfolio	ProFund VP NASDAQ-100
AST Cohen & Steers Realty Portfolio	ProFund VP Semiconductor
AST J.P. Morgan Strategic Opportunities Portfolio	ProFund VP Small-Cap Growth
AST T. Rowe Price Large-Cap Value Portfolio	ProFund VP Short Mid-Cap
AST High Yield Portfolio	ProFund VP Short NASDAQ-100
AST Small-Cap Growth Opportunities Portfolio	ProFund VP Short Small-Cap
AST WEDGE Capital Mid-Cap Value Portfolio	ProFund VP Small-Cap Value
AST Small-Cap Value Portfolio	ProFund VP Technology
AST Goldman Sachs Mid-Cap Growth Portfolio	ProFund VP Telecommunications
AST Goldman Sachs Small-Cap Value Portfolio	ProFund VP UltraMid-Cap
AST Hotchkis & Wiley Large-Cap Value Portfolio	ProFund VP UltraNASDAQ-100
AST Lord Abbett Core Fixed Income Portfolio*	ProFund VP UltraSmall-Cap
AST Loomis Sayles Large-Cap Growth Portfolio	ProFund VP Utilities
AST MFS Growth Portfolio	ProFund VP Large-Cap Growth
AST Neuberger Berman/LSV Mid-Cap Value Portfolio	ProFund VP Large-Cap Value
AST Small-Cap Growth Portfolio	Rydex VT Nova Fund
AST BlackRock Low Duration Bond Portfolio	Rydex VT NASDAQ-100® Fund
AST BlackRock/Loomis Sayles Bond Portfolio	Rydex VT Inverse S&P 500® Strategy Fund
AST QMA US Equity Alpha Portfolio	Invesco V.I. Health Care Fund (Series I) (formerly Invesco V.I.
AST T. Rowe Price Natural Resources Portfolio	Global Health Care Fund (Series I))
AST T. Rowe Price Asset Allocation Portfolio	Invesco V.I. Technology Fund (Series I)
AST International Value Portfolio	Wells Fargo VT Index Asset Allocation Fund (Class 2)
AST MFS Global Equity Portfolio	Wells Fargo VT International Equity Fund (Class 2)
AST J.P. Morgan International Equity Portfolio	Wells Fargo VT Small Cap Growth Fund (Class 2)
AST Templeton Global Bond Portfolio	AST Fidelity Institutional AM℠ Quantitative Portfolio (formerly
AST International Growth Portfolio	AST FI Pyramis Quantitative Portfolio)
AST Wellington Management Hedged Equity Portfolio	AST Prudential Growth Allocation Portfolio
AST Capital Growth Asset Allocation Portfolio	AST Advanced Strategies Portfolio
AST Academic Strategies Asset Allocation Portfolio	AST Investment Grade Bond Portfolio
AST Balanced Asset Allocation Portfolio	AST Bond Portfolio 2018**
AST Preservation Asset Allocation Portfolio	AST Bond Portfolio 2019
AST RCM World Trends Portfolio	AST Global Real Estate Portfolio
AST J.P. Morgan Global Thematic Portfolio	AST Parametric Emerging Markets Equity Portfolio
AST Goldman Sachs Multi-Asset Portfolio	AST Bond Portfolio 2020
AST Western Asset Core Plus Bond Portfolio	AST Jennison Large-Cap Growth Portfolio
Davis Value Portfolio	AST Bond Portfolio 2017**
Columbia Variable Portfolio - Asset Allocation Fund (Class 1)	AST Bond Portfolio 2021
Columbia Variable Portfolio - Small Company Growth	Wells Fargo VT Omega Growth Fund (Class 2)
Fund (Class 1)	Wells Fargo VT Omega Growth Fund (Class 1)
Prudential SP International Growth Portfolio (Class I)	Wells Fargo VT Small Cap Growth Fund (Class 1)
ProFund VP Asia 30	Wells Fargo VT International Equity Fund (Class 1)
ProFund VP Banks	AST Bond Portfolio 2022
ProFund VP Bear	AST Quantitative Modeling Portfolio
ProFund VP Biotechnology	AST BlackRock Global Strategies Portfolio
ProFund VP Basic Materials	Invesco V.I. Diversified Dividend Fund (Series I)
ProFund VP UltraBull	Columbia Variable Portfolio - U.S. Government Mortgage Fund
ProFund VP Bull	(Class 1)
ProFund VP Consumer Services	Columbia Variable Portfolio - Large Cap Growth Fund (Class 1)
ProFund VP Consumer Goods	Wells Fargo VT Opportunity Fund (Class 1)
ProFund VP Oil & Gas	Wells Fargo VT Opportunity Fund (Class 2)
ProFund VP Europe 30	AST Prudential Core Bond Portfolio
ProFund VP Financials	AST Bond Portfolio 2023
ProFund VP U.S. Government Plus	AST New Discovery Asset Allocation Portfolio
ProFund VP Health Care	AST Western Asset Emerging Markets Debt Portfolio
Access VP High Yield Fund	AST MFS Large-Cap Value Portfolio
ProFund VP Industrials	Invesco V.I. Mid Cap Growth Fund (Series I)
ProFund VP Internet	AST Bond Portfolio 2024
ProFund VP Japan	AST AQR Emerging Markets Equity Portfolio
ProFund VP Precious Metals	AST ClearBridge Dividend Growth Portfolio
ProFund VP Mid-Cap Growth	Columbia Variable Portfolio Government Money Market Fund
ProFund VP Mid-Cap Value	(Class 1)
ProFund VP Pharmaceuticals	Columbia Variable Portfolio - Income Opportunities Fund
(Class 1)

A82

Note 1:	General (continued)

AST AQR Large-Cap Portfolio	AST Bond Portfolio 2027
AST QMA Large-Cap Portfolio	NVIT Emerging Markets Fund (Class D)
AST Bond Portfolio 2025	AST Bond Portfolio 2028
AST Bond Portfolio 2026	AST Bond Portfolio 2029

* Subaccount was no longer available for investment as of December 31, 2018.
** Subaccount liquidated during the period ended December 31, 2018.

The following table sets forth the date at which a merger took place in the Account. The transfer from the removed subaccount to the surviving subaccount for the period ended December 31, 2018 is reflected in the Statements of Changes in Net Assets as net transfers between subaccount and purchases and sales in Note 5.

Merger Date	Removed Portfolio	Surviving Portfolio
September 14, 2018	AST Lord Abbett Core Fixed Income Portfolio	AST Western Asset Core Plus Bond Portfolio
The Portfolios are open-end management investment companies, and each portfolio of The Prudential Series Fund and the Advanced Series Trust is managed by affiliates of Prudential Annuities. Each subaccount of the Account indirectly bears exposure to the market, credit, and liquidity risks of the portfolio in which it invests. These financial statements should be read in conjunction with the financial statements and footnotes of the Portfolios. Additional information on these Portfolios is available upon request to the appropriate companies.
New sales of certain products which invest in the Account have been discontinued. However, premium payments made by contract owners will continue to be received by the Account.

Note 2:	Significant Accounting Policies
The Account is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services-Investment Companies, which is part of the accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The most significant estimates relate to the valuation of investment in the Portfolios. Subsequent events have been evaluated through the date these financial statements were issued.
Investments-The investments in shares of the Portfolios are stated at the reported net asset value per share of the respective Portfolios, which is based on the fair value of the underlying securities in the respective Portfolios. All changes in fair value are recorded as net change in unrealized appreciation (depreciation) on investments in the Statements of Operations of the applicable subaccounts.
Security Transactions-Purchase and sale transactions are recorded as of the trade date of the security being purchased or sold. Realized gains and losses on security transactions are determined based upon the first in, first out method of the investment sold.
Dividend Income and Distributions Received-Dividend and capital gain distributions received are reinvested in additional shares of the Portfolios and are recorded on the ex-distribution date.
Contracts in payout (annuitization) period-Net assets allocated to contracts in the payout period are computed according to the industry standard mortality tables. The assumed investment return varies by product version; 4 percent for Stabilized, 3 percent for Guaranteed, and from 3 percent to 7 percent as elected by the annuitant for Traditional.  Rates above 5 percent may be restricted in certain states. The mortality risk is fully borne by Prudential Annuities and may result in additional amounts being transferred into the Account by Prudential Annuities to cover greater longevity of annuitants than expected. A receivable is established for amounts due but not yet received. The amounts are included in “Contract owner net payments” on the Statements of Changes in Net Assets.

Fair value represents the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The authoritative fair value guidance establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement. The levels of the fair value hierarchy are as follows:
Level 1-Fair value is based on unadjusted quoted prices in active markets for identical assets or liabilities that the Account can access.
Level 2-Fair value is based on significant inputs, other than Level 1 inputs, that are observable for the investment, either directly or indirectly, for substantially the full term of the investment through corroboration with observable market data. Level 2 inputs include the reported net asset value per share of the underlying portfolio, quoted market prices in active markets for similar investments, quoted market prices in markets that are not active for identical or similar investments, and other market observable inputs.
Level 3-Fair value is based on at least one significant unobservable input for the investment, which may require significant judgment or estimation in determining the fair value.

As of December 31, 2018, management determined that the fair value inputs for all of the Account’s investments, which consist solely of investments in open-end mutual funds registered with the SEC, were considered Level 2.

Transfers between Fair Value Levels

During the period ended December 31, 2018, there were no transfers between fair value levels.

Note 4:	Taxes
Prudential Annuities is taxed as a “life insurance company” as defined by the Internal Revenue Code. The results of operations of the Account form a part of Prudential Financial’s consolidated federal tax return. No federal, state or local income taxes are payable by the Account. As such, no provision for tax liability has been recorded in these financial statements. Prudential Annuities management will review periodically the status of the policy in the event of changes in the tax law.

Note 5:	Purchases and Sales of Investments

The aggregate costs of purchases and proceeds from sales, excluding distributions received and reinvested, of investments in the Portfolios for the period ended December 31, 2018 were as follows:

	Purchases	Sales
AST Goldman Sachs Large-Cap Value Portfolio	$46,817,810	$166,315,108
AST T. Rowe Price Large-Cap Growth Portfolio	87,752,909	203,213,838
AST Government Money Market Portfolio	441,904,694	446,730,216
AST Cohen & Steers Realty Portfolio	13,999,497	47,712,224
AST J.P. Morgan Strategic Opportunities Portfolio	73,506,308	270,232,213
AST T. Rowe Price Large-Cap Value Portfolio	25,295,593	32,064,619
AST High Yield Portfolio	63,258,447	116,439,456
AST Small-Cap Growth Opportunities Portfolio	28,559,923	69,502,604
AST WEDGE Capital Mid-Cap Value Portfolio	10,459,663	28,542,371
AST Small-Cap Value Portfolio	22,057,068	64,393,550
AST Goldman Sachs Mid-Cap Growth Portfolio	48,849,902	149,933,496
AST Goldman Sachs Small-Cap Value Portfolio	24,577,420	69,927,990
AST Hotchkis & Wiley Large-Cap Value Portfolio	33,810,534	70,236,348
AST Lord Abbett Core Fixed Income Portfolio	30,589,375	293,240,252
AST Loomis Sayles Large-Cap Growth Portfolio	31,680,506	233,320,751
AST MFS Growth Portfolio	26,805,545	65,655,142
AST Neuberger Berman/LSV Mid-Cap Value Portfolio	25,553,430	88,968,104
AST Small-Cap Growth Portfolio	30,874,923	56,344,555
A83

Note 5:	Purchases and Sales of Investments (continued)

	Purchases	Sales
AST BlackRock Low Duration Bond Portfolio	$38,513,539	$92,723,956
AST BlackRock/Loomis Sayles Bond Portfolio	100,080,168	341,404,202
AST QMA US Equity Alpha Portfolio	25,770,587	66,526,565
AST T. Rowe Price Natural Resources Portfolio	22,071,158	63,872,530
AST T. Rowe Price Asset Allocation Portfolio	215,464,321	680,565,977
AST International Value Portfolio	15,145,164	33,871,111
AST MFS Global Equity Portfolio	34,904,576	88,283,871
AST J.P. Morgan International Equity Portfolio	28,178,281	55,303,181
AST Templeton Global Bond Portfolio	17,464,451	49,277,891
AST International Growth Portfolio	36,927,365	80,024,245
AST Wellington Management Hedged Equity Portfolio	44,564,897	139,678,465
AST Capital Growth Asset Allocation Portfolio	381,098,805	1,155,133,813
AST Academic Strategies Asset Allocation Portfolio	137,553,441	687,609,293
AST Balanced Asset Allocation Portfolio	217,592,112	641,403,054
AST Preservation Asset Allocation Portfolio	178,110,434	514,114,717
AST RCM World Trends Portfolio	75,995,334	288,537,822
AST J.P. Morgan Global Thematic Portfolio	69,817,111	207,006,283
AST Goldman Sachs Multi-Asset Portfolio	66,893,184	249,137,673
AST Western Asset Core Plus Bond Portfolio	309,749,721	221,325,758
Davis Value Portfolio	19,165	112,874
Columbia Variable Portfolio - Asset Allocation Fund (Class 1)	99,737	526,712
Columbia Variable Portfolio - Small Company Growth Fund (Class 1)	59	75,672
Prudential SP International Growth Portfolio (Class I)	1,513,395	2,259,777
ProFund VP Asia 30	3,135,967	5,691,377
ProFund VP Banks	16,112,192	18,670,425
ProFund VP Bear	21,842,648	21,875,386
ProFund VP Biotechnology	19,942,907	22,795,315
ProFund VP Basic Materials	3,703,101	6,221,867
ProFund VP UltraBull	58,225,598	59,613,964
ProFund VP Bull	173,763,412	179,040,984
ProFund VP Consumer Services	8,238,299	9,230,088
ProFund VP Consumer Goods	2,075,037	4,718,314
ProFund VP Oil & Gas	9,959,151	12,979,655
ProFund VP Europe 30	53,878,289	57,139,226
ProFund VP Financials	4,573,589	11,033,460
ProFund VP U.S. Government Plus	80,075,626	81,023,475
ProFund VP Health Care	11,935,044	15,030,187
Access VP High Yield Fund	8,288,952	12,214,543
ProFund VP Industrials	3,453,253	9,301,833
ProFund VP Internet	12,956,968	14,226,013
ProFund VP Japan	3,537,424	4,732,971
ProFund VP Precious Metals	28,210,652	29,150,804
ProFund VP Mid-Cap Growth	14,350,841	19,258,780
ProFund VP Mid-Cap Value	5,999,774	9,747,759
ProFund VP Pharmaceuticals	13,274,238	14,375,998
ProFund VP Real Estate	5,873,196	6,406,504
ProFund VP Rising Rates Opportunity	22,841,550	23,127,084
ProFund VP NASDAQ-100	126,073,491	130,457,358
ProFund VP Semiconductor	5,214,982	6,669,909
ProFund VP Small-Cap Growth	16,437,292	21,976,703
ProFund VP Short Mid-Cap	3,424,288	3,133,616
ProFund VP Short NASDAQ-100	26,607,686	26,635,358
ProFund VP Short Small-Cap	15,702,810	14,637,843
ProFund VP Small-Cap Value	11,443,524	13,812,455
ProFund VP Technology	4,169,032	5,147,731
ProFund VP Telecommunications	3,781,466	5,173,945
ProFund VP UltraMid-Cap	141,908,678	145,829,422

A84

Note 5:	Purchases and Sales of Investments (continued)

	Purchases	Sales
ProFund VP UltraNASDAQ-100	$205,305,854	$210,404,783
ProFund VP UltraSmall-Cap	32,008,506	34,687,090
ProFund VP Utilities	15,252,746	20,626,210
ProFund VP Large-Cap Growth	16,682,778	23,259,665
ProFund VP Large-Cap Value	7,698,615	11,324,382
Rydex VT Nova Fund	16,329	209,034
Rydex VT NASDAQ-100® Fund	2,708	1,283,493
Rydex VT Inverse S&P 500® Strategy Fund	2,001	2,086
Invesco V.I. Health Care Fund (Series I)	2,987,343	7,747,736
Invesco V.I. Technology Fund (Series I)	2,447,836	5,967,723
Wells Fargo VT Index Asset Allocation Fund (Class 2)	99,161	3,561,679
Wells Fargo VT International Equity Fund (Class 2)	8,528	56,628
Wells Fargo VT Small Cap Growth Fund (Class 2)	14,845	187,427
AST Fidelity Institutional AM℠ Quantitative Portfolio	95,475,803	355,683,168
AST Prudential Growth Allocation Portfolio	437,412,721	1,548,632,001
AST Advanced Strategies Portfolio	145,069,669	453,332,350
AST Investment Grade Bond Portfolio	3,086,222,612	1,010,204,223
AST Bond Portfolio 2018	4,363,324	72,411,919
AST Bond Portfolio 2019	70,756,527	27,400,874
AST Global Real Estate Portfolio	5,151,837	15,833,489
AST Parametric Emerging Markets Equity Portfolio	28,453,312	52,065,530
AST Bond Portfolio 2020	19,899,979	26,619,004
AST Jennison Large-Cap Growth Portfolio	29,683,705	43,238,644
AST Bond Portfolio 2017	—	130,574
AST Bond Portfolio 2021	24,211,403	36,174,085
Wells Fargo VT Omega Growth Fund (Class 2)	12,983	298,981
Wells Fargo VT Omega Growth Fund (Class 1)	2,785,862	6,239,156
Wells Fargo VT Small Cap Growth Fund (Class 1)	5,474,106	6,324,998
Wells Fargo VT International Equity Fund (Class 1)	1,462,315	4,133,366
AST Bond Portfolio 2022	17,350,718	25,712,409
AST Quantitative Modeling Portfolio	31,032,719	52,359,411
AST BlackRock Global Strategies Portfolio	26,982,163	57,924,120
Invesco V.I. Diversified Dividend Fund (Series I)	3,153,882	8,604,816
Columbia Variable Portfolio - U.S. Government Mortgage Fund (Class 1)	106	245,394
Columbia Variable Portfolio - Large Cap Growth Fund (Class 1)	15,523	524,060
Wells Fargo VT Opportunity Fund (Class 1)	93,331	260,743
Wells Fargo VT Opportunity Fund (Class 2)	4,228	790,489
AST Prudential Core Bond Portfolio	33,867,695	43,925,499
AST Bond Portfolio 2023	15,667,882	14,788,198
AST New Discovery Asset Allocation Portfolio	17,459,356	47,470,158
AST Western Asset Emerging Markets Debt Portfolio	579,147	1,690,772
AST MFS Large-Cap Value Portfolio	17,113,489	42,913,902
Invesco V.I. Mid Cap Growth Fund (Series I)	3,485,458	4,509,359
AST Bond Portfolio 2024	61,616,198	50,639,939
AST AQR Emerging Markets Equity Portfolio	2,093,809	3,293,529
AST ClearBridge Dividend Growth Portfolio	13,843,390	32,595,226
Columbia Variable Portfolio Government Money Market Fund (Class 1)	578,676	735,550
Columbia Variable Portfolio - Income Opportunities Fund (Class 1)	60	13,295
AST AQR Large-Cap Portfolio	1,351,867	2,084,574
AST QMA Large-Cap Portfolio	1,154,338	1,652,834
AST Bond Portfolio 2025	109,498,051	29,354,945
AST Bond Portfolio 2026	89,406,548	102,326,494
AST Bond Portfolio 2027	136,787,446	155,070,271
NVIT Emerging Markets Fund (Class D)	6,190,869	10,918,135
AST Bond Portfolio 2028	85,924,064	48,412,054
AST Bond Portfolio 2029	10,905,650	3,621,828

A85

Note 6:	Related Party Transactions

The Account has extensive transactions and relationships with Prudential Annuities and other affiliates. Due to these relationships, it is possible that the terms of these transactions are not the same as those that would result from transactions among wholly unrelated parties. Prudential Financial and its affiliates perform various services on behalf of the portfolios of The Prudential Series Fund and the Advanced Series Trust in which the Account invests and may receive fees for the services performed. These services include, among other things, investment management, subadvisory, shareholder communications, postage, transfer agency and various other record keeping, administrative and customer service functions.
The Prudential Series Fund has entered into a management agreement with PGIM Investments LLC (“PGIM Investments”), and the Advanced Series Trust has entered into a management agreement with PGIM Investments and AST Investment Services, Inc., both indirect, wholly-owned subsidiaries of Prudential Financial (together, the “Investment Managers”). Pursuant to these agreements, the Investment Managers have responsibility for all investment advisory services and supervise the subadvisers’ performance of such services with respect to each portfolio of The Prudential Series Fund and the Advanced Series Trust. The Investment Managers have entered into subadvisory agreements with several subadvisers, including PGIM, Inc., Jennison Associates LLC, and Quantitative Management Associates LLC, each of which are indirect, wholly-owned subsidiaries of Prudential Financial.
The Prudential Series Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), an indirect, wholly-owned subsidiary of Prudential Financial, which acts as the distributor of the Class I and Class II shares of the portfolios of The Prudential Series Fund. No distribution or service (12b-1) fees are paid to PIMS as distributor of the Class I shares of the portfolios of The Prudential Series Fund, which is the class of shares owned by the Account.
The Advanced Series Trust has a distribution agreement with Prudential Annuities Distributors, Inc. (“PAD”), an indirect, wholly-owned subsidiary of Prudential Financial, which acts as the distributor of the shares of each portfolio of the Advanced Series Trust. Distribution and service fees are paid to PAD by most portfolios of the Advanced Series Trust.
Prudential Mutual Fund Services LLC, an affiliate of the Investment Managers and an indirect, wholly-owned subsidiary of Prudential Financial, serves as the transfer agent of each portfolio of The Prudential Series Fund and the Advanced Series Trust.
Certain charges and fees for the portfolios of The Prudential Series Fund and the Advanced Series Trust may be waived and/or reimbursed by Prudential Annuities and its affiliates. Prudential Annuities and its affiliates reserve the right to discontinue these waivers/reimbursements at its discretion, subject to the contractual obligations of Prudential Annuities and its affiliates.
See The Prudential Series Fund and the Advanced Series Trust financial statements for further discussion of such expense and waiver/reimbursement agreements. The Account indirectly bears the expenses of the underlying portfolios of The Prudential Series Fund and the Advanced Series Trust in which it invests, including the related party expenses disclosed above.
In 2016, Prudential Financial self-reported to the SEC and the U.S. Department of Labor (“DOL”), and notified other regulators, that in some cases it failed to maximize securities lending income for the benefit of certain portfolios of The Prudential Series Fund and the Advanced Series Trust due to a long-standing restriction benefitting Prudential Financial that limited the availability of loanable securities. Prudential Financial removed the restriction and implemented a remediation plan for the benefit of customers. As part of Prudential Financial’s review of this matter, in 2018 it further self-reported to the SEC, and notified other regulators, that in some cases it failed to timely process foreign tax reclaims for certain portfolios of The Prudential Series Fund and the Advanced Series Trust. Prudential Financial has corrected the foreign tax reclaim process and is implementing a remediation plan for the benefit of customers. The DOL’s review of the securities lending matter is closed. Prudential Financial is cooperating with the SEC in its review of the securities lending and foreign tax reclaim matters (which includes a review of the remediation plans) and has entered into discussions with the SEC staff regarding a possible settlement of the securities lending matter that would potentially involve charges under the Investment Advisers Act and financial remedies.

A86

Note 7:	Financial Highlights

Prudential Annuities sells a number of variable annuity products that are funded by the Account. These products have unique combinations of features and fees that are charged against the contract owner’s account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.
In the table below, the units, the net assets, the investment income ratio, and the ranges of lowest to highest unit values, expense ratios, and total returns are presented for the products offered by Prudential Annuities and funded by the Account. Only product designs within each subaccount that had units outstanding during the respective periods were considered when determining the ranges. The summary may not reflect the minimum and maximum contract charges offered by Prudential Annuities as contract owners may not have selected all available and applicable Contract options.

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST Goldman Sachs Large-Cap Value Portfolio
December 31, 2018	23,441	$12.70	to	$47.77	$545,935	0.00%	0.65%	to	3.05%	-11.33%	to	-9.12%
December 31, 2017	28,413	$14.28	to	$52.56	$717,224	0.00%	0.65%	to	3.05%	6.41%	to	9.03%
December 31, 2016	30,849	$13.38	to	$48.21	$704,432	0.00%	0.65%	to	3.05%	8.15%	to	10.82%
December 31, 2015	36,629	$12.33	to	$43.80	$750,609	0.00%	0.65%	to	3.05%	-7.53%	to	-5.24%
December 31, 2014	31,645	$13.30	to	$46.58	$689,167	0.00%	0.65%	to	3.05%	9.68%	to	12.40%

	AST T. Rowe Price Large-Cap Growth Portfolio
December 31, 2018	15,215	$17.56	to	$50.22	$519,986	0.00%	0.65%	to	3.05%	0.68%	to	3.19%
December 31, 2017	19,217	$17.29	to	$48.67	$608,038	0.00%	0.65%	to	3.05%	33.69%	to	36.99%
December 31, 2016	23,078	$12.83	to	$35.52	$496,241	0.00%	0.65%	to	3.05%	-0.43%	to	2.03%
December 31, 2015	28,516	$12.78	to	$34.82	$593,644	0.00%	0.65%	to	3.05%	6.24%	to	8.87%
December 31, 2014	30,989	$11.93	to	$31.98	$587,850	0.00%	0.65%	to	3.05%	5.04%	to	7.64%

	AST Government Money Market Portfolio
December 31, 2018	43,995	$7.54	to	$14.86	$498,582	1.29%	0.65%	to	3.05%	-1.81%	to	0.64%
December 31, 2017	45,354	$7.68	to	$14.77	$497,232	0.33%	0.65%	to	3.05%	-2.71%	to	-0.31%
December 31, 2016	53,816	$7.90	to	$14.82	$583,214	0.00%	0.65%	to	3.05%	-3.04%	to	-0.65%
December 31, 2015	59,878	$8.14	to	$14.91	$653,395	0.00%	0.65%	to	3.05%	-3.05%	to	-0.65%
December 31, 2014	67,305	$8.40	to	$15.01	$736,674	0.00%	0.65%	to	3.05%	-3.05%	to	-0.65%

	AST Cohen & Steers Realty Portfolio
December 31, 2018	2,630	$18.46	to	$48.41	$106,002	0.00%	0.65%	to	3.05%	-7.68%	to	-5.38%
December 31, 2017	3,435	$19.94	to	$51.16	$145,631	0.00%	0.65%	to	3.05%	3.01%	to	5.56%
December 31, 2016	3,928	$19.29	to	$48.47	$158,082	0.00%	0.65%	to	3.05%	1.63%	to	4.13%
December 31, 2015	4,445	$18.93	to	$46.54	$172,079	0.00%	0.65%	to	3.05%	1.65%	to	4.16%
December 31, 2014	5,273	$18.56	to	$44.69	$196,643	0.00%	0.65%	to	3.05%	26.92%	to	30.06%

	AST J.P. Morgan Strategic Opportunities Portfolio
December 31, 2018	32,036	$11.38	to	$32.88	$609,931	0.00%	0.65%	to	3.05%	-8.04%	to	-5.75%
December 31, 2017	43,506	$12.35	to	$34.89	$844,160	0.00%	0.65%	to	3.05%	8.73%	to	11.41%
December 31, 2016	51,382	$11.34	to	$31.31	$845,591	0.00%	0.65%	to	3.05%	0.68%	to	3.16%
December 31, 2015	60,205	$11.24	to	$30.35	$945,927	0.00%	0.65%	to	3.05%	-3.23%	to	-0.83%
December 31, 2014	69,641	$11.59	to	$30.61	$1,109,218	0.00%	0.65%	to	3.05%	2.23%	to	4.76%

	AST T. Rowe Price Large-Cap Value Portfolio
December 31, 2018	4,142	$12.28	to	$23.50	$75,127	0.00%	0.65%	to	3.05%	-12.48%	to	-10.30%
December 31, 2017	4,448	$13.99	to	$26.26	$90,219	0.00%	0.65%	to	3.05%	13.01%	to	15.80%
December 31, 2016	4,705	$12.34	to	$22.74	$82,219	0.00%	0.65%	to	3.05%	2.90%	to	5.44%
December 31, 2015	5,581	$11.95	to	$21.62	$92,796	0.00%	0.65%	to	3.05%	-8.93%	to	-6.67%
December 31, 2014	7,116	$13.09	to	$23.22	$127,679	0.00%	0.65%	to	3.05%	-1.54%	to	0.90%

	AST High Yield Portfolio
December 31, 2018	5,738	$13.33	to	$31.77	$138,111	0.00%	0.65%	to	3.05%	-4.99%	to	-2.63%
December 31, 2017	7,950	$13.99	to	$32.62	$194,209	0.00%	0.65%	to	3.05%	4.20%	to	6.77%
December 31, 2016	9,501	$13.38	to	$30.55	$212,196	0.00%	0.65%	to	3.05%	11.89%	to	14.65%
December 31, 2015	9,407	$11.69	to	$26.65	$183,209	0.00%	0.65%	to	3.05%	-6.50%	to	-4.19%
December 31, 2014	12,386	$12.48	to	$27.82	$249,186	0.00%	0.65%	to	3.05%	-0.57%	to	1.89%

A87

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST Small-Cap Growth Opportunities Portfolio
December 31, 2018	7,441	$17.87	to	$46.11	$189,953	0.00%	0.65%	to	3.05%	-13.58%	to	-11.43%
December 31, 2017	8,622	$20.61	to	$52.19	$251,830	0.00%	0.65%	to	3.05%	23.81%	to	26.86%
December 31, 2016	9,808	$16.59	to	$41.24	$225,040	0.00%	0.65%	to	3.05%	4.42%	to	7.00%
December 31, 2015	11,344	$15.84	to	$38.64	$246,195	0.00%	0.65%	to	3.05%	-1.76%	to	0.68%
December 31, 2014	13,633	$16.08	to	$38.48	$295,248	0.00%	0.65%	to	3.05%	1.74%	to	4.26%

	AST WEDGE Capital Mid-Cap Value Portfolio
December 31, 2018	2,380	$16.32	to	$32.85	$58,213	0.00%	0.65%	to	3.05%	-19.09%	to	-17.07%
December 31, 2017	3,003	$20.10	to	$39.71	$88,731	0.00%	0.65%	to	3.05%	14.93%	to	17.76%
December 31, 2016	3,333	$17.44	to	$33.81	$83,455	0.00%	0.65%	to	3.05%	10.53%	to	13.25%
December 31, 2015	3,743	$15.73	to	$29.93	$83,288	0.00%	0.65%	to	3.05%	-9.46%	to	-7.22%
December 31, 2014	4,943	$17.32	to	$32.34	$118,992	0.00%	0.65%	to	3.05%	11.46%	to	14.22%

	AST Small-Cap Value Portfolio
December 31, 2018	5,928	$16.54	to	$45.02	$192,079	0.00%	0.65%	to	3.05%	-19.62%	to	-17.62%
December 31, 2017	6,985	$20.52	to	$54.65	$273,950	0.00%	0.65%	to	3.05%	4.08%	to	6.65%
December 31, 2016	7,880	$19.65	to	$51.24	$289,355	0.00%	0.65%	to	3.05%	25.27%	to	28.36%
December 31, 2015	9,217	$15.64	to	$39.92	$264,744	0.00%	0.65%	to	3.05%	-7.23%	to	-4.93%
December 31, 2014	11,173	$16.81	to	$41.99	$331,797	0.00%	0.65%	to	3.05%	2.06%	to	4.58%

	AST Goldman Sachs Mid-Cap Growth Portfolio
December 31, 2018	26,547	$9.10	to	$38.68	$385,253	0.00%	0.65%	to	3.05%	-7.28%	to	-4.97%
December 31, 2017	32,135	$9.74	to	$40.81	$501,919	0.00%	0.65%	to	3.05%	23.23%	to	26.27%
December 31, 2016	35,196	$7.84	to	$32.40	$437,212	0.00%	0.65%	to	3.05%	-1.45%	to	0.98%
December 31, 2015	40,902	$7.89	to	$32.17	$511,363	0.00%	0.65%	to	3.05%	-8.56%	to	-6.30%
December 31, 2014	17,204	$8.56	to	$34.42	$270,287	0.00%	0.65%	to	3.05%	8.13%	to	10.80%

	AST Goldman Sachs Small-Cap Value Portfolio
December 31, 2018	3,453	$18.07	to	$59.23	$139,768	0.00%	0.65%	to	3.05%	-16.70%	to	-14.63%
December 31, 2017	4,501	$22.58	to	$69.38	$209,088	0.00%	0.65%	to	3.05%	8.78%	to	11.46%
December 31, 2016	5,051	$20.69	to	$62.25	$208,348	0.00%	0.65%	to	3.05%	20.53%	to	23.50%
December 31, 2015	5,760	$17.12	to	$50.40	$192,853	0.00%	0.65%	to	3.05%	-8.38%	to	-6.11%
December 31, 2014	6,815	$18.62	to	$53.68	$242,872	0.00%	0.65%	to	3.05%	3.93%	to	6.50%

	AST Hotchkis & Wiley Large-Cap Value Portfolio
December 31, 2018	9,572	$13.32	to	$41.43	$214,521	0.00%	0.65%	to	3.05%	-16.79%	to	-14.71%
December 31, 2017	11,149	$15.96	to	$48.58	$287,726	0.00%	0.65%	to	3.05%	15.57%	to	18.42%
December 31, 2016	12,782	$13.77	to	$41.02	$270,244	0.00%	0.65%	to	3.05%	16.24%	to	19.11%
December 31, 2015	14,288	$11.81	to	$34.44	$250,478	0.00%	0.65%	to	3.05%	-10.65%	to	-8.43%
December 31, 2014	18,558	$13.18	to	$37.61	$349,899	0.00%	0.65%	to	3.05%	10.28%	to	13.01%

	AST Lord Abbett Core Fixed Income Portfolio (expired September 14, 2018)
December 31, 2018	—	$11.15	to	$20.77	$—	0.00%	0.65%	to	3.05%	-3.73%	to	-2.04%
December 31, 2017	14,713	$11.57	to	$21.20	$266,912	0.00%	0.65%	to	3.05%	0.21%	to	2.68%
December 31, 2016	16,080	$11.52	to	$20.65	$285,072	0.00%	0.65%	to	3.05%	-0.52%	to	1.94%
December 31, 2015	17,421	$12.31	to	$20.26	$303,985	0.00%	0.65%	to	3.05%	-3.62%	to	-1.23%
December 31, 2014	17,718	$12.74	to	$20.51	$312,815	0.00%	0.65%	to	3.05%	3.14%	to	5.70%

	AST Loomis Sayles Large-Cap Growth Portfolio
December 31, 2018	23,113	$19.54	to	$47.56	$765,763	0.00%	0.65%	to	3.05%	-5.67%	to	-3.32%
December 31, 2017	29,004	$20.55	to	$49.19	$981,815	0.00%	0.65%	to	3.05%	28.95%	to	32.13%
December 31, 2016	35,250	$15.81	to	$37.23	$888,257	0.00%	0.65%	to	3.05%	2.36%	to	4.89%
December 31, 2015	40,180	$15.05	to	$35.50	$969,280	0.00%	0.65%	to	3.05%	6.71%	to	9.36%
December 31, 2014	50,224	$14.07	to	$32.46	$1,088,141	0.00%	0.65%	to	3.05%	7.22%	to	9.87%

	AST MFS Growth Portfolio
December 31, 2018	9,277	$14.77	to	$33.75	$195,746	0.00%	0.65%	to	3.05%	-0.98%	to	1.48%
December 31, 2017	10,885	$14.80	to	$33.34	$227,748	0.00%	0.65%	to	3.05%	26.73%	to	29.86%
December 31, 2016	12,479	$11.58	to	$25.74	$199,926	0.00%	0.65%	to	3.05%	-1.19%	to	1.25%
December 31, 2015	14,228	$11.62	to	$25.48	$226,848	0.00%	0.65%	to	3.05%	3.96%	to	6.53%
December 31, 2014	16,817	$11.09	to	$23.98	$255,131	0.00%	0.65%	to	3.05%	5.39%	to	8.00%

A88

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST Neuberger Berman/LSV Mid-Cap Value Portfolio
December 31, 2018	6,356	$15.60	to	$67.55	$267,239	0.00%	0.65%	to	3.05%	-19.01%	to	-16.99%
December 31, 2017	7,778	$20.80	to	$81.37	$384,829	0.00%	0.65%	to	3.05%	10.33%	to	13.05%
December 31, 2016	8,644	$18.79	to	$71.98	$374,923	0.00%	0.65%	to	3.05%	14.63%	to	17.46%
December 31, 2015	9,488	$15.13	to	$61.28	$353,702	0.00%	0.65%	to	3.05%	-8.52%	to	-6.25%
December 31, 2014	11,696	$16.51	to	$65.37	$455,842	0.00%	0.65%	to	3.05%	10.77%	to	13.51%

	AST Small-Cap Growth Portfolio
December 31, 2018	4,256	$18.29	to	$47.93	$126,575	0.00%	0.65%	to	3.05%	-11.21%	to	-9.00%
December 31, 2017	5,038	$21.29	to	$52.68	$163,901	0.00%	0.65%	to	3.05%	20.15%	to	23.11%
December 31, 2016	5,459	$17.62	to	$42.79	$143,792	0.00%	0.65%	to	3.05%	8.67%	to	11.35%
December 31, 2015	6,461	$15.68	to	$38.43	$150,974	0.00%	0.65%	to	3.05%	-2.29%	to	0.13%
December 31, 2014	6,896	$16.01	to	$38.38	$162,004	0.00%	0.65%	to	3.05%	0.65%	to	3.14%

	AST BlackRock Low Duration Bond Portfolio
December 31, 2018	19,133	$8.96	to	$20.39	$272,437	0.00%	0.65%	to	3.05%	-2.35%	to	0.09%
December 31, 2017	22,957	$9.18	to	$20.37	$324,560	0.00%	0.65%	to	3.05%	-1.39%	to	1.05%
December 31, 2016	24,854	$9.31	to	$20.16	$347,994	0.00%	0.65%	to	3.05%	-1.46%	to	0.98%
December 31, 2015	28,232	$9.44	to	$19.97	$392,452	0.00%	0.65%	to	3.05%	-2.58%	to	-0.17%
December 31, 2014	34,413	$9.70	to	$20.00	$472,442	0.00%	0.65%	to	3.05%	-3.14%	to	-0.75%

	AST BlackRock/Loomis Sayles Bond Portfolio
December 31, 2018	53,191	$10.90	to	$30.20	$972,143	0.00%	0.65%	to	3.05%	-3.71%	to	-1.31%
December 31, 2017	67,284	$11.30	to	$30.60	$1,223,685	0.00%	0.65%	to	3.05%	1.19%	to	3.68%
December 31, 2016	70,181	$11.14	to	$29.51	$1,214,178	0.00%	0.65%	to	3.05%	1.06%	to	3.55%
December 31, 2015	80,127	$11.00	to	$28.50	$1,334,242	0.00%	0.65%	to	3.05%	-5.09%	to	-2.74%
December 31, 2014	98,250	$11.57	to	$29.30	$1,680,168	0.00%	0.65%	to	3.05%	1.05%	to	3.55%

	AST QMA US Equity Alpha Portfolio
December 31, 2018	5,575	$16.17	to	$34.19	$147,401	0.00%	0.65%	to	3.05%	-11.03%	to	-8.82%
December 31, 2017	7,106	$18.02	to	$37.65	$201,546	0.00%	0.65%	to	3.05%	18.53%	to	21.46%
December 31, 2016	7,871	$15.08	to	$31.12	$178,788	0.00%	0.65%	to	3.05%	11.35%	to	14.10%
December 31, 2015	8,319	$13.43	to	$27.39	$166,852	0.00%	0.65%	to	3.05%	-0.06%	to	2.41%
December 31, 2014	9,587	$13.33	to	$26.85	$189,183	0.00%	0.65%	to	3.05%	13.64%	to	16.45%

	AST T. Rowe Price Natural Resources Portfolio
December 31, 2018	3,167	$10.22	to	$50.70	$87,937	0.00%	0.65%	to	3.05%	-19.21%	to	-17.20%
December 31, 2017	4,768	$12.61	to	$61.23	$149,316	0.00%	0.65%	to	3.05%	6.95%	to	9.59%
December 31, 2016	5,286	$11.76	to	$55.87	$146,743	0.00%	0.65%	to	3.05%	20.82%	to	23.81%
December 31, 2015	5,865	$9.70	to	$45.13	$130,865	0.00%	0.65%	to	3.05%	-21.72%	to	-19.78%
December 31, 2014	7,167	$12.35	to	$56.25	$197,593	0.00%	0.65%	to	3.05%	-11.16%	to	-8.96%

	AST T. Rowe Price Asset Allocation Portfolio
December 31, 2018	84,099	$13.60	to	$45.70	$2,051,356	0.00%	0.65%	to	3.05%	-8.23%	to	-5.95%
December 31, 2017	106,379	$14.79	to	$48.59	$2,636,866	0.00%	0.65%	to	3.05%	11.90%	to	14.66%
December 31, 2016	121,958	$13.19	to	$42.38	$2,484,301	0.00%	0.65%	to	3.05%	4.27%	to	6.85%
December 31, 2015	132,312	$12.62	to	$39.66	$2,500,337	0.00%	0.65%	to	3.05%	-3.01%	to	-0.61%
December 31, 2014	118,931	$12.99	to	$39.91	$2,272,782	0.00%	0.65%	to	3.05%	2.65%	to	5.19%

	AST International Value Portfolio
December 31, 2018	6,036	$8.00	to	$22.63	$96,766	0.00%	0.65%	to	3.05%	-18.71%	to	-16.68%
December 31, 2017	7,226	$9.76	to	$27.23	$135,561	0.00%	0.65%	to	3.05%	19.08%	to	22.02%
December 31, 2016	7,932	$8.13	to	$22.37	$116,299	0.00%	0.65%	to	3.05%	-2.48%	to	-0.07%
December 31, 2015	8,816	$8.27	to	$22.45	$127,568	0.00%	0.65%	to	3.05%	-2.26%	to	0.16%
December 31, 2014	9,452	$8.39	to	$22.47	$137,520	0.00%	0.65%	to	3.05%	-9.55%	to	-7.31%

	AST MFS Global Equity Portfolio
December 31, 2018	6,422	$17.81	to	$34.13	$173,269	0.00%	0.65%	to	3.05%	-12.33%	to	-10.14%
December 31, 2017	8,303	$20.25	to	$38.08	$246,653	0.00%	0.65%	to	3.05%	20.07%	to	23.04%
December 31, 2016	8,903	$16.82	to	$31.03	$212,926	0.00%	0.65%	to	3.05%	3.85%	to	6.42%
December 31, 2015	10,587	$16.14	to	$29.23	$238,560	0.00%	0.65%	to	3.05%	-4.47%	to	-2.11%
December 31, 2014	11,157	$16.85	to	$29.93	$257,973	0.00%	0.65%	to	3.05%	0.47%	to	2.96%

A89

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST J.P. Morgan International Equity Portfolio
December 31, 2018	6,220	$8.91	to	$38.51	$133,179	0.00%	0.65%	to	3.05%	-20.00%	to	-18.01%
December 31, 2017	7,658	$11.45	to	$47.32	$191,305	0.00%	0.65%	to	3.05%	25.69%	to	28.79%
December 31, 2016	8,194	$9.04	to	$37.02	$149,957	0.00%	0.65%	to	3.05%	-1.17%	to	1.27%
December 31, 2015	9,609	$9.07	to	$36.84	$171,212	0.00%	0.65%	to	3.05%	-5.76%	to	-3.43%
December 31, 2014	10,518	$9.54	to	$38.43	$194,149	0.00%	0.65%	to	3.05%	-9.22%	to	-6.97%

	AST Templeton Global Bond Portfolio
December 31, 2018	7,412	$9.65	to	$19.90	$117,093	0.00%	0.65%	to	3.05%	-1.13%	to	1.33%
December 31, 2017	9,423	$9.73	to	$19.64	$146,224	0.00%	0.65%	to	3.05%	-1.06%	to	1.38%
December 31, 2016	9,497	$9.80	to	$19.37	$146,208	0.00%	0.65%	to	3.05%	1.18%	to	3.68%
December 31, 2015	10,711	$9.66	to	$18.68	$160,121	0.00%	0.65%	to	3.05%	-7.53%	to	-5.24%
December 31, 2014	13,173	$10.41	to	$19.71	$205,538	0.00%	0.65%	to	3.05%	-2.51%	to	-0.10%

	AST International Growth Portfolio
December 31, 2018	12,754	$8.87	to	$27.01	$282,893	0.00%	0.65%	to	3.05%	-15.99%	to	-13.90%
December 31, 2017	14,336	$14.08	to	$31.37	$371,248	0.00%	0.65%	to	3.05%	31.31%	to	34.55%
December 31, 2016	16,103	$10.69	to	$23.32	$310,842	0.00%	0.65%	to	3.05%	-6.71%	to	-4.40%
December 31, 2015	17,712	$11.42	to	$24.39	$360,041	0.00%	0.65%	to	3.05%	0.00%	to	2.48%
December 31, 2014	21,229	$11.39	to	$23.80	$414,735	0.00%	0.65%	to	3.05%	-8.41%	to	-6.14%

	AST Wellington Management Hedged Equity Portfolio
December 31, 2018	18,683	$11.15	to	$20.85	$262,215	0.00%	0.65%	to	3.05%	-7.91%	to	-5.62%
December 31, 2017	25,000	$12.08	to	$22.18	$371,661	0.00%	0.65%	to	3.05%	10.14%	to	12.86%
December 31, 2016	28,130	$10.95	to	$19.74	$369,268	0.00%	0.65%	to	3.05%	3.28%	to	5.83%
December 31, 2015	32,055	$10.58	to	$18.72	$398,202	0.00%	0.65%	to	3.05%	-3.66%	to	-1.28%
December 31, 2014	37,368	$10.96	to	$19.04	$475,936	0.00%	0.65%	to	3.05%	2.29%	to	4.82%

	AST Capital Growth Asset Allocation Portfolio
December 31, 2018	225,445	$13.06	to	$22.10	$3,713,437	0.00%	0.65%	to	3.05%	-9.09%	to	-6.83%
December 31, 2017	268,118	$14.34	to	$23.82	$4,739,094	0.00%	0.65%	to	3.05%	14.30%	to	17.12%
December 31, 2016	290,611	$12.52	to	$20.42	$4,366,613	0.00%	0.65%	to	3.05%	3.59%	to	6.14%
December 31, 2015	322,341	$12.06	to	$19.32	$4,568,948	0.00%	0.65%	to	3.05%	-2.53%	to	-0.12%
December 31, 2014	353,854	$12.35	to	$19.42	$5,062,625	0.00%	0.65%	to	3.05%	3.73%	to	6.30%

	AST Academic Strategies Asset Allocation Portfolio
December 31, 2018	108,321	$10.16	to	$16.68	$1,375,824	0.00%	0.65%	to	3.05%	-10.95%	to	-8.74%
December 31, 2017	147,946	$11.39	to	$18.35	$2,065,691	0.00%	0.65%	to	3.05%	9.16%	to	11.85%
December 31, 2016	164,069	$10.41	to	$16.47	$2,038,310	0.00%	0.65%	to	3.05%	3.10%	to	5.64%
December 31, 2015	189,678	$10.08	to	$15.65	$2,234,564	0.00%	0.65%	to	3.05%	-6.17%	to	-3.85%
December 31, 2014	233,965	$10.72	to	$16.35	$2,897,839	0.00%	0.65%	to	3.05%	0.65%	to	3.14%

	AST Balanced Asset Allocation Portfolio
December 31, 2018	134,640	$12.70	to	$20.12	$2,168,911	0.00%	0.65%	to	3.05%	-7.85%	to	-5.56%
December 31, 2017	158,749	$13.75	to	$21.39	$2,705,876	0.00%	0.65%	to	3.05%	11.41%	to	14.16%
December 31, 2016	175,198	$12.32	to	$18.81	$2,610,817	0.00%	0.65%	to	3.05%	3.06%	to	5.61%
December 31, 2015	192,366	$11.93	to	$17.88	$2,727,469	0.00%	0.65%	to	3.05%	-2.59%	to	-0.18%
December 31, 2014	213,350	$12.22	to	$17.99	$3,056,529	0.00%	0.65%	to	3.05%	3.27%	to	5.83%

	AST Preservation Asset Allocation Portfolio
December 31, 2018	96,607	$11.96	to	$17.11	$1,452,551	0.00%	0.65%	to	3.05%	-5.82%	to	-3.47%
December 31, 2017	117,509	$12.67	to	$17.80	$1,832,188	0.00%	0.65%	to	3.05%	6.78%	to	9.42%
December 31, 2016	129,995	$11.85	to	$16.33	$1,852,755	0.00%	0.65%	to	3.05%	2.32%	to	4.84%
December 31, 2015	146,324	$11.55	to	$15.64	$1,996,297	0.00%	0.65%	to	3.05%	-2.91%	to	-0.51%
December 31, 2014	168,147	$11.88	to	$15.79	$2,325,500	0.00%	0.65%	to	3.05%	2.55%	to	5.09%

	AST RCM World Trends Portfolio
December 31, 2018	45,095	$10.28	to	$17.54	$564,129	0.00%	0.65%	to	3.05%	-10.73%	to	-8.50%
December 31, 2017	60,889	$11.51	to	$19.25	$832,893	0.00%	0.65%	to	3.05%	12.70%	to	15.48%
December 31, 2016	65,646	$10.21	to	$16.74	$775,397	0.00%	0.65%	to	3.05%	1.63%	to	4.13%
December 31, 2015	75,872	$10.04	to	$15.71	$866,072	0.00%	0.65%	to	3.05%	-3.21%	to	-0.81%
December 31, 2014	73,708	$10.37	to	$15.87	$858,980	0.00%	0.65%	to	3.05%	1.93%	to	4.46%

A90

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST J.P. Morgan Global Thematic Portfolio
December 31, 2018	34,095	$11.79	to	$20.11	$475,317	0.00%	0.65%	to	3.05%	-10.21%	to	-7.98%
December 31, 2017	43,145	$13.08	to	$21.94	$655,139	0.00%	0.65%	to	3.05%	13.40%	to	16.20%
December 31, 2016	44,704	$11.50	to	$18.96	$583,431	0.00%	0.65%	to	3.05%	2.02%	to	4.53%
December 31, 2015	50,179	$11.24	to	$18.21	$631,139	0.00%	0.65%	to	3.05%	-4.07%	to	-1.69%
December 31, 2014	56,420	$11.68	to	$18.60	$728,979	0.00%	0.65%	to	3.05%	3.12%	to	5.67%

	AST Goldman Sachs Multi-Asset Portfolio
December 31, 2018	34,687	$10.63	to	$16.51	$435,238	0.00%	0.65%	to	3.05%	-9.91%	to	-7.67%
December 31, 2017	48,368	$11.76	to	$17.96	$657,150	0.00%	0.65%	to	3.05%	8.87%	to	11.55%
December 31, 2016	48,165	$10.77	to	$16.16	$585,983	0.00%	0.65%	to	3.05%	2.05%	to	4.57%
December 31, 2015	55,195	$10.52	to	$15.52	$646,785	0.00%	0.65%	to	3.05%	-3.93%	to	-1.55%
December 31, 2014	63,341	$10.92	to	$15.83	$761,420	0.00%	0.65%	to	3.05%	0.87%	to	3.37%

	AST Western Asset Core Plus Bond Portfolio
December 31, 2018	45,511	$11.05	to	$14.18	$590,429	0.00%	0.65%	to	3.05%	-5.26%	to	-2.90%
December 31, 2017	38,403	$11.64	to	$14.66	$512,988	0.00%	0.65%	to	3.05%	3.07%	to	5.62%
December 31, 2016	37,397	$11.27	to	$13.94	$473,796	0.00%	0.65%	to	3.05%	1.95%	to	4.47%
December 31, 2015	38,844	$11.12	to	$13.40	$473,697	0.00%	0.65%	to	3.05%	-1.85%	to	0.58%
December 31, 2014	40,755	$11.29	to	$13.37	$497,796	0.00%	0.65%	to	3.05%	3.93%	to	6.50%

	Davis Value Portfolio
December 31, 2018	43	$18.03	to	$24.03	$778	0.83%	1.40%	to	1.65%	-15.04%	to	-14.82%
December 31, 2017	47	$21.16	to	$28.28	$994	0.75%	1.40%	to	1.65%	20.61%	to	20.92%
December 31, 2016	52	$17.50	to	$23.45	$910	1.25%	1.40%	to	1.65%	10.04%	to	10.32%
December 31, 2015	60	$15.87	to	$21.31	$957	0.74%	1.40%	to	1.65%	-0.08%	to	0.17%
December 31, 2014	69	$15.84	to	$21.33	$1,094	0.87%	1.40%	to	1.65%	4.31%	to	4.57%

	Columbia Variable Portfolio - Asset Allocation Fund (Class 1)
December 31, 2018	113	$24.96	to	$24.96	$2,819	1.45%	1.00%	to	1.00%	-5.49%	to	-5.49%
December 31, 2017	128	$26.41	to	$26.41	$3,376	1.63%	1.00%	to	1.00%	14.47%	to	14.47%
December 31, 2016	146	$23.07	to	$23.07	$3,374	2.24%	1.00%	to	1.00%	4.31%	to	4.31%
December 31, 2015	173	$22.12	to	$22.12	$3,823	2.11%	1.00%	to	1.00%	0.06%	to	0.06%
December 31, 2014	196	$22.10	to	$22.10	$4,338	2.46%	1.00%	to	1.00%	8.95%	to	8.95%

	Columbia Variable Portfolio - Small Company Growth Fund (Class 1)
December 31, 2018	10	$37.95	to	$37.95	$369	0.00%	1.00%	to	1.00%	-2.74%	to	-2.74%
December 31, 2017	11	$39.02	to	$39.02	$446	0.00%	1.00%	to	1.00%	27.96%	to	27.96%
December 31, 2016	13	$30.49	to	$30.49	$388	0.00%	1.00%	to	1.00%	11.62%	to	11.62%
December 31, 2015	14	$27.32	to	$27.32	$371	0.00%	1.00%	to	1.00%	2.79%	to	2.79%
December 31, 2014	14	$26.58	to	$26.58	$380	0.00%	1.00%	to	1.00%	-5.59%	to	-5.59%

	Prudential SP International Growth Portfolio (Class I)
December 31, 2018	277	$12.07	to	$18.54	$4,355	0.00%	0.65%	to	2.75%	-15.22%	to	-13.38%
December 31, 2017	313	$14.24	to	$20.47	$5,739	0.00%	0.65%	to	2.75%	32.09%	to	34.93%
December 31, 2016	286	$10.78	to	$15.38	$3,895	0.00%	0.65%	to	2.75%	-6.23%	to	-4.21%
December 31, 2015	368	$11.50	to	$16.29	$5,260	0.00%	0.65%	to	2.75%	0.52%	to	2.70%
December 31, 2014	397	$11.44	to	$16.09	$5,552	0.00%	0.65%	to	2.75%	-8.31%	to	-6.33%

	ProFund VP Asia 30
December 31, 2018	285	$11.98	to	$28.03	$6,060	0.48%	0.65%	to	2.50%	-20.64%	to	-19.13%
December 31, 2017	381	$15.09	to	$34.74	$10,116	0.00%	0.65%	to	2.50%	29.57%	to	32.02%
December 31, 2016	396	$11.64	to	$26.38	$7,914	1.16%	0.65%	to	2.50%	-1.87%	to	-0.01%
December 31, 2015	455	$11.86	to	$26.45	$9,066	0.30%	0.65%	to	2.50%	-11.65%	to	-9.97%
December 31, 2014	549	$13.42	to	$29.46	$12,318	0.07%	0.65%	to	2.50%	-4.03%	to	-2.21%

	ProFund VP Banks
December 31, 2018	474	$6.39	to	$18.49	$3,870	0.40%	0.65%	to	2.50%	-19.96%	to	-18.43%
December 31, 2017	748	$7.98	to	$23.92	$7,511	0.22%	0.65%	to	2.50%	14.98%	to	17.15%
December 31, 2016	987	$6.94	to	$20.07	$8,514	0.27%	0.65%	to	2.50%	20.16%	to	22.43%
December 31, 2015	713	$5.78	to	$16.70	$5,068	0.21%	0.65%	to	2.50%	-2.92%	to	-1.08%
December 31, 2014	639	$5.24	to	$17.19	$4,619	0.09%	0.65%	to	2.75%	7.34%	to	9.66%

A91

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	ProFund VP Bear
December 31, 2018	1,452	$1.24	to	$2.19	$2,620	0.00%	0.65%	to	2.45%	1.49%	to	3.38%
December 31, 2017	1,570	$1.18	to	$2.11	$2,664	0.00%	0.65%	to	2.45%	-19.97%	to	-18.50%
December 31, 2016	2,069	$1.47	to	$2.59	$4,237	0.00%	0.65%	to	2.50%	-15.22%	to	-13.62%
December 31, 2015	2,306	$1.73	to	$3.00	$5,631	0.00%	0.65%	to	2.50%	-7.30%	to	-5.54%
December 31, 2014	2,386	$1.86	to	$3.18	$5,964	0.00%	0.65%	to	2.50%	-16.39%	to	-14.81%

	ProFund VP Biotechnology
December 31, 2018	279	$25.88	to	$53.76	$8,063	0.00%	0.65%	to	1.65%	-8.30%	to	-7.36%
December 31, 2017	364	$28.15	to	$58.18	$11,552	0.00%	0.65%	to	1.65%	20.53%	to	21.75%
December 31, 2016	373	$23.30	to	$47.90	$9,701	0.00%	0.65%	to	1.65%	-16.87%	to	-16.03%
December 31, 2015	549	$27.96	to	$57.19	$17,356	0.00%	0.65%	to	1.65%	1.60%	to	2.63%
December 31, 2014	724	$27.45	to	$55.87	$22,711	0.00%	0.65%	to	1.90%	27.26%	to	28.88%

	ProFund VP Basic Materials
December 31, 2018	270	$11.71	to	$23.25	$5,044	0.37%	0.65%	to	2.65%	-19.85%	to	-18.20%
December 31, 2017	387	$14.61	to	$28.49	$8,858	0.40%	0.65%	to	2.65%	19.71%	to	22.16%
December 31, 2016	469	$12.20	to	$23.38	$8,774	0.41%	0.65%	to	2.65%	15.36%	to	17.72%
December 31, 2015	397	$10.58	to	$19.91	$6,317	0.59%	0.65%	to	2.65%	-16.21%	to	-14.48%
December 31, 2014	522	$12.62	to	$23.34	$9,745	0.60%	0.65%	to	2.65%	-1.01%	to	1.03%

	ProFund VP UltraBull
December 31, 2018	361	$17.22	to	$38.18	$7,002	0.00%	0.65%	to	1.90%	-17.12%	to	-16.06%
December 31, 2017	443	$20.67	to	$45.60	$10,254	0.00%	0.65%	to	1.90%	38.35%	to	40.10%
December 31, 2016	446	$14.86	to	$32.63	$7,389	0.00%	0.65%	to	1.90%	16.35%	to	17.83%
December 31, 2015	612	$12.71	to	$27.76	$9,050	0.00%	0.65%	to	1.90%	-4.73%	to	-3.51%
December 31, 2014	809	$13.27	to	$28.85	$12,418	0.00%	0.65%	to	1.90%	20.90%	to	22.44%

	ProFund VP Bull
December 31, 2018	1,381	$16.72	to	$24.53	$26,474	0.00%	0.65%	to	2.50%	-8.51%	to	-6.76%
December 31, 2017	1,627	$18.27	to	$26.37	$33,707	0.00%	0.65%	to	2.50%	16.37%	to	18.57%
December 31, 2016	1,486	$15.70	to	$22.30	$26,469	0.00%	0.65%	to	2.50%	6.93%	to	8.95%
December 31, 2015	1,917	$14.68	to	$20.66	$31,491	0.00%	0.65%	to	2.50%	-2.95%	to	-1.11%
December 31, 2014	3,408	$15.13	to	$21.19	$56,459	0.00%	0.65%	to	3.05%	8.07%	to	10.74%

	ProFund VP Consumer Services
December 31, 2018	376	$20.14	to	$34.62	$8,584	0.00%	0.65%	to	2.65%	-2.07%	to	-0.04%
December 31, 2017	421	$20.30	to	$34.92	$9,699	0.00%	0.65%	to	2.75%	15.12%	to	17.60%
December 31, 2016	471	$17.63	to	$29.93	$9,292	0.00%	0.65%	to	2.75%	1.33%	to	3.51%
December 31, 2015	753	$17.40	to	$29.15	$14,474	0.00%	0.65%	to	2.75%	1.81%	to	4.01%
December 31, 2014	606	$17.09	to	$28.26	$11,146	0.00%	0.65%	to	3.05%	9.03%	to	11.73%

	ProFund VP Consumer Goods
December 31, 2018	306	$15.26	to	$24.88	$6,051	1.21%	0.65%	to	2.75%	-17.16%	to	-15.36%
December 31, 2017	424	$18.42	to	$29.46	$9,933	1.18%	0.65%	to	2.75%	11.90%	to	14.31%
December 31, 2016	508	$16.46	to	$25.84	$10,411	1.05%	0.65%	to	2.75%	0.70%	to	2.87%
December 31, 2015	718	$16.35	to	$25.18	$14,355	0.94%	0.65%	to	2.75%	1.30%	to	3.49%
December 31, 2014	863	$16.14	to	$24.40	$16,704	0.57%	0.65%	to	3.05%	6.87%	to	9.51%

	ProFund VP Oil & Gas
December 31, 2018	529	$9.05	to	$21.33	$8,592	1.70%	0.65%	to	2.65%	-22.35%	to	-20.74%
December 31, 2017	667	$11.66	to	$26.99	$13,795	1.17%	0.65%	to	3.05%	-6.12%	to	-3.80%
December 31, 2016	897	$12.37	to	$28.12	$19,308	1.33%	0.65%	to	3.05%	20.41%	to	23.38%
December 31, 2015	905	$10.23	to	$22.85	$15,917	0.70%	0.65%	to	2.65%	-25.41%	to	-23.87%
December 31, 2014	1,124	$13.71	to	$30.09	$25,967	0.42%	0.65%	to	3.05%	-13.59%	to	-11.45%

	ProFund VP Europe 30
December 31, 2018	625	$8.55	to	$17.19	$7,127	3.16%	0.65%	to	2.50%	-16.29%	to	-14.69%
December 31, 2017	865	$10.08	to	$20.20	$11,647	1.64%	0.65%	to	2.50%	16.73%	to	18.93%
December 31, 2016	942	$8.53	to	$17.03	$10,659	3.05%	0.65%	to	2.50%	5.12%	to	7.11%
December 31, 2015	984	$8.01	to	$15.94	$10,518	5.30%	0.65%	to	2.50%	-13.11%	to	-11.46%
December 31, 2014	1,052	$9.10	to	$18.04	$12,684	1.42%	0.65%	to	2.75%	-11.16%	to	-9.24%

A92

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	ProFund VP Financials
December 31, 2018	1,024	$8.47	to	$24.25	$12,094	0.38%	0.65%	to	2.75%	-12.91%	to	-11.01%
December 31, 2017	1,503	$9.73	to	$27.48	$20,133	0.32%	0.65%	to	2.75%	14.95%	to	17.42%
December 31, 2016	1,688	$8.46	to	$23.59	$19,362	0.34%	0.65%	to	2.75%	12.16%	to	14.57%
December 31, 2015	1,582	$7.55	to	$20.75	$15,929	0.33%	0.65%	to	2.75%	-4.20%	to	-2.13%
December 31, 2014	1,954	$7.88	to	$21.38	$20,490	0.20%	0.65%	to	3.05%	9.47%	to	12.18%

	ProFund VP U.S. Government Plus
December 31, 2018	316	$12.19	to	$21.91	$6,105	0.91%	0.65%	to	2.65%	-7.94%	to	-6.04%
December 31, 2017	367	$13.21	to	$23.32	$7,600	0.43%	0.65%	to	2.65%	6.59%	to	8.78%
December 31, 2016	501	$12.37	to	$21.43	$9,486	0.00%	0.65%	to	2.65%	-2.94%	to	-0.95%
December 31, 2015	760	$12.72	to	$21.64	$14,559	0.00%	0.65%	to	2.65%	-8.14%	to	-6.25%
December 31, 2014	864	$13.81	to	$23.09	$17,723	0.18%	0.65%	to	2.75%	32.64%	to	35.50%

	ProFund VP Health Care
December 31, 2018	1,183	$21.53	to	$34.25	$28,459	0.00%	0.65%	to	2.65%	1.65%	to	3.75%
December 31, 2017	1,298	$20.91	to	$33.14	$30,473	0.00%	0.65%	to	2.65%	17.72%	to	20.13%
December 31, 2016	1,493	$17.54	to	$27.70	$29,357	0.00%	0.65%	to	2.65%	-6.59%	to	-4.68%
December 31, 2015	2,360	$18.54	to	$29.17	$49,520	0.00%	0.65%	to	3.05%	1.82%	to	4.34%
December 31, 2014	2,579	$17.90	to	$28.07	$52,236	0.08%	0.65%	to	3.05%	19.93%	to	22.89%

	Access VP High Yield Fund
December 31, 2018	268	$19.10	to	$21.93	$5,446	2.72%	0.65%	to	1.65%	-2.26%	to	-1.26%
December 31, 2017	459	$18.92	to	$22.21	$9,460	2.95%	0.65%	to	1.90%	2.81%	to	4.11%
December 31, 2016	981	$18.40	to	$21.33	$19,772	3.38%	0.65%	to	1.90%	6.94%	to	8.29%
December 31, 2015	462	$17.21	to	$19.70	$8,489	3.71%	0.65%	to	1.90%	-1.75%	to	-0.50%
December 31, 2014	646	$17.52	to	$19.80	$11,928	3.81%	0.65%	to	1.90%	0.39%	to	1.67%

	ProFund VP Industrials
December 31, 2018	255	$20.63	to	$30.18	$5,749	0.11%	0.65%	to	2.45%	-14.92%	to	-13.33%
December 31, 2017	491	$19.22	to	$34.91	$12,596	0.17%	0.65%	to	2.65%	19.16%	to	21.60%
December 31, 2016	538	$16.13	to	$28.78	$11,429	0.18%	0.65%	to	2.65%	14.44%	to	16.78%
December 31, 2015	391	$13.94	to	$24.71	$7,192	0.11%	0.65%	to	2.75%	-6.08%	to	-4.05%
December 31, 2014	629	$14.84	to	$25.82	$12,138	0.24%	0.65%	to	2.75%	2.67%	to	4.89%

	ProFund VP Internet
December 31, 2018	91	$69.76	to	$87.90	$6,815	0.00%	0.65%	to	1.65%	3.19%	to	4.25%
December 31, 2017	106	$67.60	to	$84.53	$7,622	0.00%	0.65%	to	1.65%	33.81%	to	35.17%
December 31, 2016	123	$50.52	to	$62.69	$6,531	0.00%	0.65%	to	1.65%	3.79%	to	4.84%
December 31, 2015	195	$48.68	to	$59.95	$9,887	0.00%	0.65%	to	1.90%	18.07%	to	19.57%
December 31, 2014	124	$41.12	to	$50.26	$5,279	0.00%	0.65%	to	1.90%	-0.80%	to	0.46%

	ProFund VP Japan
December 31, 2018	370	$10.65	to	$17.74	$4,458	0.00%	0.65%	to	2.50%	-13.86%	to	-12.21%
December 31, 2017	453	$12.36	to	$20.26	$6,343	0.00%	0.65%	to	2.50%	15.50%	to	17.68%
December 31, 2016	464	$10.70	to	$17.26	$5,497	0.00%	0.65%	to	2.50%	-2.09%	to	-0.24%
December 31, 2015	642	$10.93	to	$17.35	$7,721	0.00%	0.65%	to	2.50%	3.16%	to	5.12%
December 31, 2014	641	$10.69	to	$16.54	$7,392	0.00%	0.65%	to	2.50%	0.65%	to	2.56%

	ProFund VP Precious Metals
December 31, 2018	1,250	$4.51	to	$7.90	$8,149	0.00%	0.65%	to	2.50%	-15.65%	to	-14.03%
December 31, 2017	1,373	$5.34	to	$9.21	$10,421	0.00%	0.65%	to	2.50%	2.65%	to	4.60%
December 31, 2016	1,922	$5.20	to	$8.83	$14,055	0.00%	0.65%	to	2.50%	51.93%	to	54.81%
December 31, 2015	2,126	$3.42	to	$5.72	$10,178	0.00%	0.65%	to	2.50%	-34.53%	to	-33.29%
December 31, 2014	2,217	$4.99	to	$8.59	$15,781	0.00%	0.65%	to	2.75%	-25.96%	to	-24.36%

	ProFund VP Mid-Cap Growth
December 31, 2018	571	$19.94	to	$30.98	$13,303	0.00%	0.65%	to	2.50%	-14.19%	to	-12.55%
December 31, 2017	753	$20.47	to	$35.52	$20,183	0.00%	0.65%	to	2.65%	15.18%	to	17.54%
December 31, 2016	852	$17.77	to	$30.30	$19,651	0.00%	0.65%	to	2.65%	9.89%	to	12.14%
December 31, 2015	1,019	$16.17	to	$27.08	$21,169	0.00%	0.65%	to	2.65%	-2.37%	to	-0.37%
December 31, 2014	1,099	$16.56	to	$27.25	$23,083	0.00%	0.65%	to	2.65%	3.09%	to	5.20%

A93

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	ProFund VP Mid-Cap Value
December 31, 2018	426	$18.88	to	$30.36	$9,538	0.11%	0.65%	to	2.50%	-15.47%	to	-13.86%
December 31, 2017	570	$22.33	to	$35.33	$14,778	0.27%	0.65%	to	2.50%	7.85%	to	9.89%
December 31, 2016	1,002	$20.71	to	$32.23	$23,708	0.22%	0.65%	to	2.50%	21.24%	to	23.53%
December 31, 2015	620	$17.08	to	$26.16	$12,038	0.14%	0.65%	to	2.50%	-10.52%	to	-8.82%
December 31, 2014	802	$19.09	to	$28.76	$17,299	0.12%	0.65%	to	2.50%	7.43%	to	9.47%

	ProFund VP Pharmaceuticals
December 31, 2018	199	$13.94	to	$23.19	$3,049	1.02%	0.65%	to	2.50%	-8.56%	to	-6.81%
December 31, 2017	261	$15.11	to	$25.24	$4,347	0.99%	0.65%	to	2.65%	7.44%	to	9.64%
December 31, 2016	316	$13.92	to	$23.35	$4,779	0.93%	0.65%	to	2.65%	-6.28%	to	-4.36%
December 31, 2015	505	$14.70	to	$24.76	$8,013	0.51%	0.65%	to	2.65%	1.67%	to	3.76%
December 31, 2014	717	$14.31	to	$24.21	$10,882	0.86%	0.65%	to	2.65%	16.20%	to	18.58%

	ProFund VP Real Estate
December 31, 2018	256	$12.90	to	$29.06	$6,363	2.15%	0.65%	to	2.75%	-8.31%	to	-6.31%
December 31, 2017	273	$14.07	to	$31.02	$7,348	0.93%	0.65%	to	2.75%	5.09%	to	7.35%
December 31, 2016	348	$13.39	to	$28.89	$8,658	1.73%	0.65%	to	2.75%	2.83%	to	5.04%
December 31, 2015	494	$13.02	to	$27.51	$11,629	0.61%	0.65%	to	2.75%	-2.43%	to	-0.33%
December 31, 2014	691	$13.35	to	$27.60	$16,399	1.64%	0.65%	to	3.05%	21.21%	to	24.20%

	ProFund VP Rising Rates Opportunity
December 31, 2018	1,810	$1.41	to	$2.88	$2,806	0.00%	0.65%	to	2.65%	1.38%	to	3.48%
December 31, 2017	2,029	$1.37	to	$2.83	$3,079	0.00%	0.65%	to	3.05%	-14.59%	to	-12.48%
December 31, 2016	5,622	$1.58	to	$3.28	$9,306	0.00%	0.65%	to	3.05%	-8.04%	to	-5.77%
December 31, 2015	4,213	$1.70	to	$3.53	$7,627	0.00%	0.65%	to	2.65%	-4.19%	to	-2.23%
December 31, 2014	6,710	$1.76	to	$3.66	$12,483	0.00%	0.65%	to	3.05%	-32.39%	to	-30.71%

	ProFund VP NASDAQ-100
December 31, 2018	915	$15.27	to	$44.48	$17,927	0.00%	0.65%	to	2.50%	-4.34%	to	-2.51%
December 31, 2017	1,083	$15.79	to	$45.74	$22,390	0.00%	0.65%	to	2.50%	27.12%	to	29.53%
December 31, 2016	1,079	$12.28	to	$35.40	$17,931	0.00%	0.65%	to	2.50%	2.63%	to	4.57%
December 31, 2015	1,741	$11.83	to	$33.94	$28,860	0.00%	0.65%	to	2.50%	4.77%	to	6.76%
December 31, 2014	1,971	$11.17	to	$31.87	$30,972	0.00%	0.65%	to	2.50%	14.08%	to	16.25%

	ProFund VP Semiconductor
December 31, 2018	116	$14.14	to	$16.74	$1,784	0.00%	0.65%	to	1.65%	-11.72%	to	-10.82%
December 31, 2017	208	$16.02	to	$25.89	$3,542	0.26%	0.65%	to	1.90%	32.99%	to	34.68%
December 31, 2016	195	$12.02	to	$19.47	$2,515	0.14%	0.65%	to	1.90%	25.29%	to	26.88%
December 31, 2015	196	$9.57	to	$15.54	$1,975	0.69%	0.65%	to	1.90%	-4.72%	to	-3.51%
December 31, 2014	328	$10.02	to	$16.31	$3,404	0.14%	0.65%	to	1.90%	31.97%	to	33.66%

	ProFund VP Small-Cap Growth
December 31, 2018	467	$18.30	to	$37.20	$13,036	0.00%	0.65%	to	2.75%	-8.36%	to	-6.36%
December 31, 2017	649	$19.97	to	$39.82	$19,504	0.00%	0.65%	to	2.75%	9.87%	to	12.24%
December 31, 2016	839	$18.18	to	$35.57	$22,673	0.00%	0.65%	to	2.75%	16.94%	to	19.45%
December 31, 2015	951	$15.54	to	$29.85	$21,608	0.00%	0.65%	to	2.75%	-1.61%	to	0.52%
December 31, 2014	1,015	$15.80	to	$29.78	$23,075	0.00%	0.65%	to	3.05%	-0.94%	to	1.51%

	ProFund VP Short Mid-Cap
December 31, 2018	281	$1.44	to	$1.66	$415	0.00%	0.65%	to	1.65%	9.13%	to	10.24%
December 31, 2017	86	$1.32	to	$1.50	$123	0.00%	0.65%	to	1.65%	-16.26%	to	-15.41%
December 31, 2016	239	$1.57	to	$1.78	$389	0.00%	0.65%	to	1.65%	-21.50%	to	-20.71%
December 31, 2015	245	$2.00	to	$2.24	$498	0.00%	0.65%	to	1.65%	-3.33%	to	-2.35%
December 31, 2014	249	$2.07	to	$2.29	$527	0.00%	0.65%	to	1.65%	-13.89%	to	-13.01%

	ProFund VP Short NASDAQ-100
December 31, 2018	917	$0.56	to	$1.09	$656	0.00%	0.65%	to	2.40%	-5.23%	to	-3.51%
December 31, 2017	837	$0.59	to	$0.90	$627	0.00%	0.65%	to	2.40%	-27.04%	to	-25.73%
December 31, 2016	1,416	$0.82	to	$1.57	$1,407	0.00%	0.65%	to	2.40%	-12.21%	to	-10.64%
December 31, 2015	1,355	$0.93	to	$1.78	$1,493	0.00%	0.65%	to	2.40%	-15.13%	to	-13.60%
December 31, 2014	832	$1.09	to	$2.09	$1,065	0.00%	0.65%	to	2.45%	-21.36%	to	-19.91%
A94

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	ProFund VP Short Small-Cap
December 31, 2018	965	$1.37	to	$1.58	$1,341	0.00%	0.65%	to	1.65%	8.56%	to	9.67%
December 31, 2017	139	$1.26	to	$1.44	$191	0.00%	0.65%	to	1.65%	-15.61%	to	-14.76%
December 31, 2016	166	$1.49	to	$1.69	$262	0.00%	0.65%	to	1.65%	-22.88%	to	-22.10%
December 31, 2015	272	$1.93	to	$2.16	$539	0.00%	0.65%	to	1.65%	-2.46%	to	-1.47%
December 31, 2014	339	$1.98	to	$2.20	$688	0.00%	0.65%	to	1.65%	-10.73%	to	-9.82%

	ProFund VP Small-Cap Value
December 31, 2018	417	$14.38	to	$29.62	$8,534	0.00%	0.65%	to	2.75%	-16.59%	to	-14.78%
December 31, 2017	510	$17.24	to	$34.85	$12,452	0.02%	0.65%	to	2.75%	6.70%	to	9.00%
December 31, 2016	827	$16.15	to	$32.05	$18,734	0.00%	0.65%	to	2.75%	25.25%	to	27.94%
December 31, 2015	608	$12.90	to	$25.11	$10,714	0.00%	0.65%	to	2.75%	-10.80%	to	-8.87%
December 31, 2014	702	$14.46	to	$27.63	$13,800	0.00%	0.65%	to	2.75%	2.90%	to	5.13%

	ProFund VP Technology
December 31, 2018	458	$12.20	to	$35.60	$6,371	0.00%	0.65%	to	1.65%	-3.92%	to	-2.93%
December 31, 2017	509	$12.67	to	$36.76	$7,507	0.05%	0.65%	to	1.65%	32.96%	to	34.31%
December 31, 2016	543	$9.50	to	$27.44	$6,162	0.00%	0.65%	to	1.90%	10.21%	to	11.61%
December 31, 2015	598	$8.58	to	$24.65	$6,100	0.00%	0.65%	to	1.90%	0.46%	to	1.74%
December 31, 2014	592	$8.50	to	$22.56	$6,252	0.00%	0.65%	to	1.90%	15.87%	to	17.35%

	ProFund VP Telecommunications
December 31, 2018	352	$6.24	to	$15.63	$3,097	5.67%	0.65%	to	2.75%	-17.45%	to	-15.66%
December 31, 2017	476	$7.46	to	$18.58	$5,141	4.50%	0.65%	to	2.75%	-4.81%	to	-2.76%
December 31, 2016	622	$7.73	to	$19.15	$6,815	1.64%	0.65%	to	2.75%	18.32%	to	20.87%
December 31, 2015	453	$6.44	to	$15.88	$4,363	1.78%	0.65%	to	2.75%	-1.27%	to	0.86%
December 31, 2014	627	$6.43	to	$15.79	$6,332	3.61%	0.65%	to	3.05%	-2.50%	to	-0.09%

	ProFund VP UltraMid-Cap
December 31, 2018	247	$28.21	to	$55.11	$8,245	0.00%	0.65%	to	2.45%	-28.58%	to	-27.25%
December 31, 2017	344	$39.18	to	$75.95	$15,747	0.00%	0.65%	to	2.50%	25.65%	to	28.02%
December 31, 2016	668	$30.91	to	$59.47	$22,800	0.00%	0.65%	to	2.50%	34.47%	to	37.02%
December 31, 2015	790	$22.79	to	$43.52	$19,480	0.00%	0.65%	to	2.50%	-11.42%	to	-9.74%
December 31, 2014	845	$25.51	to	$48.71	$23,523	0.00%	0.65%	to	2.50%	12.46%	to	14.59%

	ProFund VP UltraNASDAQ-100
December 31, 2018	4,640	$6.82	to	$110.26	$41,335	0.00%	0.65%	to	1.65%	-11.13%	to	-10.22%
December 31, 2017	5,202	$7.66	to	$123.13	$51,453	0.00%	0.65%	to	1.65%	65.56%	to	67.24%
December 31, 2016	6,057	$3.10	to	$73.81	$35,719	0.00%	0.65%	to	1.65%	6.84%	to	7.92%
December 31, 2015	7,828	$2.89	to	$68.57	$43,081	0.00%	0.65%	to	1.65%	11.73%	to	12.86%
December 31, 2014	8,527	$2.58	to	$60.90	$42,099	0.00%	0.65%	to	1.90%	33.26%	to	34.96%

	ProFund VP UltraSmall-Cap
December 31, 2018	258	$17.42	to	$39.68	$4,993	0.00%	0.65%	to	1.65%	-28.17%	to	-27.43%
December 31, 2017	344	$24.19	to	$54.82	$9,351	0.00%	0.65%	to	1.90%	22.83%	to	24.39%
December 31, 2016	398	$19.60	to	$44.18	$8,740	0.00%	0.65%	to	1.90%	36.95%	to	38.69%
December 31, 2015	439	$14.24	to	$31.94	$7,044	0.00%	0.65%	to	1.90%	-14.63%	to	-13.54%
December 31, 2014	561	$16.59	to	$37.03	$10,466	0.00%	0.65%	to	1.90%	3.38%	to	4.69%

	ProFund VP Utilities
December 31, 2018	774	$17.08	to	$35.28	$17,118	2.06%	0.65%	to	2.75%	0.04%	to	2.21%
December 31, 2017	1,015	$17.07	to	$34.60	$22,354	2.05%	0.65%	to	2.75%	7.61%	to	9.92%
December 31, 2016	1,020	$15.87	to	$31.56	$20,609	1.50%	0.65%	to	2.75%	11.92%	to	14.33%
December 31, 2015	1,069	$14.18	to	$27.67	$19,082	2.22%	0.65%	to	2.75%	-8.98%	to	-7.01%
December 31, 2014	1,720	$15.57	to	$29.84	$33,522	1.70%	0.65%	to	3.05%	22.05%	to	25.07%

	ProFund VP Large-Cap Growth
December 31, 2018	672	$17.93	to	$30.11	$14,844	0.00%	0.65%	to	2.65%	-4.48%	to	-2.50%
December 31, 2017	939	$18.77	to	$31.01	$21,496	0.00%	0.65%	to	2.65%	21.98%	to	24.48%
December 31, 2016	956	$15.38	to	$25.01	$17,650	0.04%	0.65%	to	2.65%	2.24%	to	4.33%
December 31, 2015	1,412	$15.05	to	$24.07	$24,975	0.00%	0.65%	to	2.65%	1.01%	to	3.08%
December 31, 2014	2,196	$14.90	to	$23.45	$37,627	0.10%	0.65%	to	2.65%	9.94%	to	12.19%

A95

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	ProFund VP Large-Cap Value
December 31, 2018	698	$12.55	to	$23.01	$10,822	0.89%	0.65%	to	2.65%	-13.01%	to	-11.21%
December 31, 2017	906	$14.42	to	$26.13	$15,938	0.99%	0.65%	to	2.65%	10.44%	to	12.70%
December 31, 2016	1,195	$13.06	to	$23.37	$18,603	1.12%	0.65%	to	2.65%	12.38%	to	14.68%
December 31, 2015	1,111	$11.62	to	$19.72	$15,188	1.07%	0.65%	to	2.65%	-7.26%	to	-5.35%
December 31, 2014	1,950	$12.53	to	$22.39	$28,107	0.62%	0.65%	to	2.65%	7.55%	to	9.76%

	Rydex VT Nova Fund
December 31, 2018	76	$13.91	to	$16.14	$1,059	0.18%	0.65%	to	1.40%	-11.58%	to	-10.91%
December 31, 2017	87	$15.73	to	$18.12	$1,368	0.05%	0.65%	to	1.40%	29.94%	to	30.93%
December 31, 2016	106	$12.10	to	$13.84	$1,280	0.00%	0.65%	to	1.40%	14.11%	to	14.97%
December 31, 2015	125	$10.61	to	$12.04	$1,334	0.00%	0.65%	to	1.40%	-2.11%	to	-1.36%
December 31, 2014	159	$10.84	to	$12.20	$1,746	0.09%	0.65%	to	1.40%	16.93%	to	17.82%

	Rydex VT NASDAQ-100® Fund
December 31, 2018	405	$18.68	to	$41.88	$7,582	0.00%	0.65%	to	1.65%	-3.44%	to	-2.45%
December 31, 2017	461	$19.29	to	$43.37	$8,899	0.00%	0.65%	to	1.65%	28.96%	to	30.27%
December 31, 2016	521	$14.92	to	$33.63	$7,781	0.00%	0.65%	to	1.65%	4.24%	to	5.29%
December 31, 2015	631	$14.28	to	$32.26	$9,018	0.00%	0.65%	to	1.65%	6.46%	to	7.54%
December 31, 2014	738	$9.21	to	$30.31	$9,894	0.00%	0.65%	to	1.65%	15.51%	to	16.68%

	Rydex VT Inverse S&P 500® Strategy Fund
December 31, 2018	9	$2.10	to	$2.28	$19	0.00%	1.00%	to	1.40%	2.50%	to	2.92%
December 31, 2017	9	$2.05	to	$2.21	$19	0.00%	1.00%	to	1.40%	-18.50%	to	-18.18%
December 31, 2016	8	$2.52	to	$2.70	$21	0.00%	1.00%	to	1.40%	-13.22%	to	-12.86%
December 31, 2015	11	$2.90	to	$3.10	$32	0.00%	1.00%	to	1.40%	-5.77%	to	-5.39%
December 31, 2014	13	$2.10	to	$3.28	$39	0.00%	1.00%	to	1.65%	-15.87%	to	-15.31%

	Invesco V.I. Health Care Fund (Series I)
December 31, 2018	843	$19.91	to	$32.77	$23,876	0.00%	0.65%	to	3.05%	-2.19%	to	0.25%
December 31, 2017	1,003	$20.27	to	$32.69	$28,295	0.36%	0.65%	to	3.05%	12.30%	to	15.08%
December 31, 2016	1,228	$17.76	to	$28.41	$30,112	0.00%	0.65%	to	3.05%	-14.16%	to	-12.04%
December 31, 2015	1,698	$20.62	to	$32.29	$46,871	0.00%	0.65%	to	3.05%	0.02%	to	2.49%
December 31, 2014	1,946	$20.56	to	$31.51	$52,380	0.00%	0.65%	to	3.05%	16.02%	to	18.89%

	Invesco V.I. Technology Fund (Series I)
December 31, 2018	1,501	$7.51	to	$22.21	$18,308	0.00%	0.65%	to	1.75%	-2.21%	to	-1.10%
December 31, 2017	1,741	$7.64	to	$21.30	$21,669	0.00%	0.65%	to	1.75%	32.78%	to	34.26%
December 31, 2016	1,824	$5.72	to	$21.83	$16,817	0.00%	0.65%	to	1.90%	-2.64%	to	-1.40%
December 31, 2015	2,189	$5.84	to	$22.43	$20,672	0.00%	0.65%	to	1.90%	4.79%	to	6.12%
December 31, 2014	2,382	$5.54	to	$21.40	$21,265	0.00%	0.65%	to	1.90%	8.94%	to	10.33%

	Wells Fargo VT Index Asset Allocation Fund (Class 2)
December 31, 2018	380	$19.79	to	$44.05	$16,725	0.97%	1.40%	to	2.00%	-4.86%	to	-4.27%
December 31, 2017	450	$20.80	to	$46.01	$20,653	0.74%	1.40%	to	2.00%	10.01%	to	10.68%
December 31, 2016	500	$18.91	to	$41.57	$20,761	0.90%	1.40%	to	2.00%	5.52%	to	6.17%
December 31, 2015	593	$17.92	to	$39.16	$23,200	1.02%	1.40%	to	2.00%	-0.78%	to	-0.17%
December 31, 2014	707	$17.87	to	$39.22	$27,690	1.52%	1.25%	to	2.25%	0.00%	to	16.41%

	Wells Fargo VT International Equity Fund (Class 2)
December 31, 2018	25	$8.52	to	$14.36	$225	11.45%	1.40%	to	1.90%	-18.86%	to	-18.44%
December 31, 2017	30	$10.44	to	$17.65	$322	2.67%	1.40%	to	1.90%	21.98%	to	22.60%
December 31, 2016	38	$8.52	to	$14.43	$329	2.92%	1.40%	to	1.90%	1.34%	to	1.85%
December 31, 2015	44	$8.36	to	$14.20	$372	3.62%	1.40%	to	1.90%	-0.13%	to	0.38%
December 31, 2014	61	$8.33	to	$14.19	$510	2.70%	1.40%	to	2.15%	-7.39%	to	-6.68%

	Wells Fargo VT Small Cap Growth Fund (Class 2)
December 31, 2018	45	$25.14	to	$41.13	$1,137	0.00%	1.40%	to	1.65%	-0.37%	to	-0.12%
December 31, 2017	51	$25.17	to	$41.29	$1,279	0.00%	1.40%	to	1.65%	23.79%	to	24.10%
December 31, 2016	55	$20.28	to	$33.35	$1,123	0.00%	1.40%	to	1.65%	5.97%	to	6.24%
December 31, 2015	72	$19.09	to	$31.47	$1,384	0.00%	1.40%	to	1.65%	-4.49%	to	-4.24%
December 31, 2014	81	$19.94	to	$32.95	$1,620	0.00%	1.40%	to	1.65%	-3.50%	to	-3.25%

A96

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST Fidelity Institutional AM℠ Quantitative Portfolio
December 31, 2018	61,719	$11.03	to	$18.79	$810,388	0.00%	0.65%	to	3.05%	-10.57%	to	-8.35%
December 31, 2017	79,948	$11.93	to	$20.59	$1,146,433	0.00%	0.65%	to	3.05%	12.93%	to	15.72%
December 31, 2016	87,946	$10.56	to	$17.86	$1,084,884	0.00%	0.65%	to	3.05%	1.08%	to	3.58%
December 31, 2015	100,567	$10.44	to	$17.32	$1,202,190	0.00%	0.65%	to	3.05%	-2.09%	to	0.33%
December 31, 2014	113,449	$10.66	to	$17.33	$1,364,995	0.00%	0.65%	to	3.05%	0.01%	to	2.48%

	AST Prudential Growth Allocation Portfolio
December 31, 2018	244,176	$11.32	to	$21.05	$3,445,068	0.00%	0.65%	to	3.05%	-10.43%	to	-8.20%
December 31, 2017	317,159	$12.63	to	$23.02	$4,871,020	0.00%	0.65%	to	3.05%	12.57%	to	15.34%
December 31, 2016	227,652	$11.27	to	$20.04	$3,011,852	0.00%	0.65%	to	3.05%	6.74%	to	9.38%
December 31, 2015	248,775	$10.53	to	$18.39	$3,024,796	0.00%	0.65%	to	3.05%	-3.64%	to	-1.26%
December 31, 2014	185,765	$10.91	to	$18.70	$2,292,579	0.00%	0.65%	to	3.05%	5.87%	to	8.49%

	AST Advanced Strategies Portfolio
December 31, 2018	83,313	$13.17	to	$21.61	$1,378,346	0.00%	0.65%	to	3.05%	-8.77%	to	-6.50%
December 31, 2017	100,477	$14.41	to	$23.20	$1,776,407	0.00%	0.65%	to	3.05%	13.37%	to	16.17%
December 31, 2016	111,128	$12.68	to	$20.06	$1,685,524	0.00%	0.65%	to	3.05%	3.85%	to	6.41%
December 31, 2015	124,459	$12.19	to	$18.92	$1,778,421	0.00%	0.65%	to	3.05%	-2.27%	to	0.15%
December 31, 2014	140,666	$12.44	to	$18.97	$2,024,233	0.00%	0.65%	to	3.05%	2.87%	to	5.42%

	AST Investment Grade Bond Portfolio
December 31, 2018	201,715	$13.37	to	$17.45	$3,164,432	0.00%	0.65%	to	2.45%	-2.72%	to	-0.92%
December 31, 2017	67,018	$13.74	to	$17.62	$1,058,737	0.00%	0.65%	to	2.45%	1.76%	to	3.64%
December 31, 2016	123,882	$13.50	to	$17.00	$1,903,633	0.00%	0.65%	to	2.45%	1.66%	to	3.53%
December 31, 2015	110,488	$13.28	to	$16.42	$1,657,179	0.00%	0.65%	to	2.45%	-1.31%	to	0.52%
December 31, 2014	41,949	$13.46	to	$16.33	$633,173	0.00%	0.65%	to	2.45%	4.11%	to	6.04%

	AST Bond Portfolio 2018 (expired December 31, 2018)
December 31, 2018	—	$10.03	to	$14.22	$—	0.00%	1.00%	to	3.05%	-2.33%	to	-0.25%
December 31, 2017	5,322	$10.27	to	$14.25	$67,875	0.00%	1.00%	to	3.05%	-2.35%	to	-0.29%
December 31, 2016	3,645	$10.52	to	$14.29	$47,159	0.00%	1.00%	to	3.05%	-1.48%	to	0.59%
December 31, 2015	4,490	$10.68	to	$14.21	$58,244	0.00%	1.00%	to	3.05%	-2.27%	to	-0.20%
December 31, 2014	5,596	$10.93	to	$14.24	$73,255	0.00%	1.00%	to	3.05%	-0.47%	to	1.64%

	AST Bond Portfolio 2019
December 31, 2018	5,960	$10.14	to	$14.35	$76,754	0.00%	1.00%	to	3.05%	-2.52%	to	-0.44%
December 31, 2017	2,555	$10.41	to	$14.41	$32,889	0.00%	1.00%	to	3.05%	-2.31%	to	-0.25%
December 31, 2016	3,506	$10.65	to	$14.45	$45,952	0.00%	1.00%	to	3.05%	-1.64%	to	0.43%
December 31, 2015	4,097	$10.83	to	$14.39	$53,876	0.00%	1.00%	to	3.05%	-2.01%	to	0.06%
December 31, 2014	4,465	$11.05	to	$14.38	$59,083	0.00%	1.00%	to	3.05%	1.08%	to	3.22%

	AST Global Real Estate Portfolio
December 31, 2018	1,843	$11.52	to	$23.39	$25,059	0.00%	0.65%	to	3.05%	-7.63%	to	-5.33%
December 31, 2017	2,591	$12.42	to	$24.80	$37,280	0.00%	0.65%	to	3.05%	7.51%	to	10.17%
December 31, 2016	2,552	$11.50	to	$22.60	$33,241	0.00%	0.65%	to	3.05%	-2.17%	to	0.24%
December 31, 2015	2,971	$11.62	to	$22.64	$38,841	0.00%	0.65%	to	3.05%	-3.14%	to	-0.74%
December 31, 2014	3,551	$11.96	to	$22.90	$47,309	0.00%	0.65%	to	3.05%	10.45%	to	13.18%

	AST Parametric Emerging Markets Equity Portfolio
December 31, 2018	9,159	$7.71	to	$15.12	$84,820	0.00%	0.65%	to	3.05%	-16.68%	to	-14.61%
December 31, 2017	11,488	$9.33	to	$17.78	$124,978	0.00%	0.65%	to	3.05%	22.53%	to	25.56%
December 31, 2016	10,177	$7.59	to	$14.22	$88,365	0.00%	0.65%	to	3.05%	8.94%	to	11.63%
December 31, 2015	11,385	$6.95	to	$12.79	$89,179	0.00%	0.65%	to	3.05%	-19.27%	to	-17.27%
December 31, 2014	13,467	$8.58	to	$15.52	$128,435	0.00%	0.65%	to	3.05%	-7.59%	to	-5.30%

	AST Bond Portfolio 2020
December 31, 2018	3,828	$9.83	to	$11.87	$41,165	0.00%	1.00%	to	3.05%	-2.78%	to	-0.71%
December 31, 2017	4,389	$10.09	to	$11.96	$47,839	0.00%	1.00%	to	3.05%	-2.18%	to	-0.12%
December 31, 2016	8,855	$10.30	to	$11.97	$97,678	0.00%	1.00%	to	3.05%	-1.15%	to	0.94%
December 31, 2015	11,369	$10.39	to	$11.86	$125,485	0.00%	1.00%	to	3.05%	-1.57%	to	0.51%
December 31, 2014	12,075	$10.70	to	$11.80	$133,908	0.00%	1.00%	to	3.05%	2.92%	to	5.10%

A97

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST Jennison Large-Cap Growth Portfolio
December 31, 2018	2,511	$22.47	to	$27.31	$63,998	0.00%	0.65%	to	2.75%	-4.33%	to	-2.25%
December 31, 2017	3,001	$22.91	to	$27.94	$78,396	0.00%	0.65%	to	3.05%	31.70%	to	34.95%
December 31, 2016	2,678	$17.39	to	$20.70	$52,130	0.00%	0.65%	to	3.05%	-4.46%	to	-2.10%
December 31, 2015	3,589	$18.21	to	$21.15	$71,740	0.00%	0.65%	to	3.05%	7.26%	to	9.91%
December 31, 2014	2,432	$16.97	to	$19.24	$44,600	0.00%	0.65%	to	3.05%	6.16%	to	8.79%

	AST Bond Portfolio 2017 (expired January 2, 2018)
December 31, 2018	—	$10.84	to	$11.76	$—	0.00%	1.25%	to	2.25%	-0.07%	to	-0.06%
December 31, 2017	12	$10.16	to	$12.01	$131	0.00%	1.00%	to	3.05%	-2.33%	to	-0.27%
December 31, 2016	4,748	$10.40	to	$12.04	$52,963	0.00%	1.00%	to	3.05%	-1.92%	to	0.15%
December 31, 2015	2,513	$10.61	to	$12.02	$28,077	0.00%	1.00%	to	3.05%	-2.89%	to	-0.84%
December 31, 2014	2,368	$10.92	to	$11.97	$26,982	0.00%	1.00%	to	3.05%	-1.66%	to	0.42%

	AST Bond Portfolio 2021
December 31, 2018	3,416	$11.52	to	$13.91	$43,202	0.00%	1.00%	to	3.05%	-3.00%	to	-0.94%
December 31, 2017	4,311	$11.88	to	$14.04	$55,272	0.00%	1.00%	to	3.05%	-1.51%	to	0.57%
December 31, 2016	9,109	$12.06	to	$13.96	$117,600	0.00%	1.00%	to	3.05%	-1.07%	to	1.01%
December 31, 2015	12,539	$12.19	to	$13.82	$161,963	0.00%	1.00%	to	3.05%	-1.32%	to	0.77%
December 31, 2014	11,893	$12.35	to	$13.72	$153,972	0.00%	1.00%	to	3.05%	4.40%	to	6.60%

	Wells Fargo VT Omega Growth Fund (Class 2)
December 31, 2018	88	$23.55	to	$24.80	$2,168	0.00%	1.40%	to	2.00%	-1.74%	to	-1.14%
December 31, 2017	97	$23.97	to	$25.09	$2,430	0.01%	1.40%	to	2.00%	31.91%	to	32.72%
December 31, 2016	108	$18.17	to	$18.90	$2,046	0.00%	1.40%	to	2.00%	-1.49%	to	-0.88%
December 31, 2015	120	$18.45	to	$19.07	$2,291	0.00%	1.40%	to	2.00%	-0.68%	to	-0.07%
December 31, 2014	142	$18.57	to	$19.08	$2,705	0.00%	1.40%	to	2.00%	1.79%	to	2.41%

	Wells Fargo VT Omega Growth Fund (Class 1)
December 31, 2018	523	$21.20	to	$44.84	$13,688	0.00%	0.65%	to	2.75%	-2.26%	to	-0.14%
December 31, 2017	626	$21.39	to	$45.01	$16,862	0.25%	0.65%	to	2.75%	31.25%	to	34.08%
December 31, 2016	732	$16.08	to	$33.66	$14,728	0.00%	0.65%	to	2.75%	-2.00%	to	0.11%
December 31, 2015	955	$16.18	to	$33.70	$19,871	0.00%	0.65%	to	2.75%	-1.17%	to	0.96%
December 31, 2014	1,137	$16.15	to	$33.47	$23,913	0.00%	0.65%	to	2.75%	1.23%	to	3.41%

	Wells Fargo VT Small Cap Growth Fund (Class 1)
December 31, 2018	498	$20.55	to	$24.09	$11,346	0.00%	0.65%	to	2.50%	-1.08%	to	0.81%
December 31, 2017	538	$20.77	to	$23.90	$12,231	0.00%	0.65%	to	2.50%	22.99%	to	25.32%
December 31, 2016	599	$16.89	to	$19.07	$10,905	0.00%	0.65%	to	2.50%	5.41%	to	7.40%
December 31, 2015	708	$16.02	to	$17.75	$12,072	0.00%	0.65%	to	2.50%	-5.07%	to	-3.27%
December 31, 2014	823	$16.69	to	$18.35	$14,575	0.00%	0.65%	to	2.75%	-4.38%	to	-2.31%

	Wells Fargo VT International Equity Fund (Class 1)
December 31, 2018	543	$10.52	to	$18.38	$9,270	11.95%	0.65%	to	2.75%	-19.16%	to	-17.40%
December 31, 2017	672	$13.02	to	$22.54	$13,977	3.02%	0.65%	to	2.75%	21.44%	to	24.05%
December 31, 2016	711	$10.72	to	$18.40	$12,062	3.10%	0.65%	to	2.75%	0.42%	to	2.58%
December 31, 2015	918	$10.68	to	$18.17	$15,263	4.28%	0.65%	to	2.75%	-0.52%	to	1.63%
December 31, 2014	936	$10.73	to	$18.10	$15,375	2.97%	0.65%	to	2.75%	-7.90%	to	-5.92%

	AST Bond Portfolio 2022
December 31, 2018	3,079	$10.62	to	$12.56	$35,805	0.00%	1.00%	to	3.05%	-3.21%	to	-1.15%
December 31, 2017	3,754	$10.97	to	$12.70	$44,338	0.00%	1.00%	to	3.05%	-1.52%	to	0.56%
December 31, 2016	8,845	$11.14	to	$12.63	$104,786	0.00%	1.00%	to	3.05%	-1.27%	to	0.81%
December 31, 2015	9,448	$11.29	to	$12.53	$112,131	0.00%	1.00%	to	3.05%	-1.02%	to	1.08%
December 31, 2014	1,709	$11.40	to	$12.40	$20,257	0.00%	1.00%	to	3.05%	7.00%	to	9.27%

	AST Quantitative Modeling Portfolio
December 31, 2018	7,620	$12.61	to	$14.85	$107,939	0.00%	0.65%	to	2.75%	-9.11%	to	-7.14%
December 31, 2017	8,943	$13.87	to	$16.00	$136,765	0.00%	0.65%	to	2.75%	14.95%	to	17.42%
December 31, 2016	10,238	$12.07	to	$13.62	$133,794	0.00%	0.65%	to	2.75%	3.41%	to	5.63%
December 31, 2015	11,026	$11.67	to	$12.90	$137,294	0.00%	0.65%	to	2.75%	-2.60%	to	-0.50%
December 31, 2014	8,528	$11.98	to	$12.96	$107,310	0.00%	0.65%	to	2.75%	3.57%	to	5.81%
A98

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST BlackRock Global Strategies Portfolio
December 31, 2018	8,104	$10.52	to	$12.70	$96,136	0.00%	0.65%	to	3.05%	-8.18%	to	-5.90%
December 31, 2017	10,477	$11.46	to	$13.49	$132,987	0.00%	0.65%	to	3.05%	9.19%	to	11.88%
December 31, 2016	10,063	$10.50	to	$12.06	$114,370	0.00%	0.65%	to	3.05%	3.71%	to	6.27%
December 31, 2015	11,270	$10.12	to	$11.35	$121,569	0.00%	0.65%	to	3.05%	-5.96%	to	-3.63%
December 31, 2014	12,641	$10.76	to	$11.78	$142,913	0.00%	0.65%	to	3.05%	1.70%	to	4.21%

	Invesco V.I. Diversified Dividend Fund (Series I)
December 31, 2018	1,118	$15.01	to	$18.11	$19,317	2.28%	0.65%	to	3.05%	-10.41%	to	-8.18%
December 31, 2017	1,399	$16.76	to	$19.72	$26,417	1.62%	0.65%	to	3.05%	5.27%	to	7.87%
December 31, 2016	1,630	$15.92	to	$18.28	$28,586	1.32%	0.65%	to	3.05%	11.32%	to	14.07%
December 31, 2015	1,578	$14.30	to	$16.03	$24,413	1.59%	0.65%	to	3.05%	-1.05%	to	1.40%
December 31, 2014	1,754	$14.45	to	$15.81	$26,902	1.64%	0.65%	to	3.05%	9.39%	to	12.09%

	Columbia Variable Portfolio - U.S. Government Mortgage Fund (Class 1)
December 31, 2018	29	$10.83	to	$10.83	$309	3.15%	1.00%	to	1.00%	0.83%	to	0.83%
December 31, 2017	51	$10.74	to	$10.74	$552	2.92%	1.00%	to	1.00%	2.31%	to	2.31%
December 31, 2016	57	$10.49	to	$10.49	$597	2.85%	1.00%	to	1.00%	1.68%	to	1.68%
December 31, 2015	61	$10.32	to	$10.32	$628	3.01%	1.00%	to	1.00%	0.32%	to	0.32%
December 31, 2014	71	$10.29	to	$10.29	$735	1.89%	1.00%	to	1.00%	4.86%	to	4.86%

	Columbia Variable Portfolio - Large Cap Growth Fund (Class 1)
December 31, 2018	208	$19.87	to	$19.87	$4,143	0.00%	1.00%	to	1.00%	-4.90%	to	-4.90%
December 31, 2017	229	$20.90	to	$20.90	$4,783	0.00%	1.00%	to	1.00%	26.86%	to	26.86%
December 31, 2016	257	$16.47	to	$16.47	$4,226	0.00%	1.00%	to	1.00%	0.23%	to	0.23%
December 31, 2015	298	$16.44	to	$16.44	$4,895	0.00%	1.00%	to	1.00%	8.03%	to	8.03%
December 31, 2014	327	$15.07	to	$15.21	$4,975	0.00%	1.00%	to	1.25%	12.75%	to	13.03%

	Wells Fargo VT Opportunity Fund (Class 1)
December 31, 2018	111	$19.65	to	$20.02	$2,217	0.45%	1.40%	to	1.65%	-8.47%	to	-8.24%
December 31, 2017	117	$21.47	to	$21.82	$2,544	0.92%	1.40%	to	1.65%	18.74%	to	19.04%
December 31, 2016	134	$18.08	to	$18.33	$2,453	2.39%	1.40%	to	1.65%	10.67%	to	10.95%
December 31, 2015	167	$16.34	to	$16.52	$2,767	0.40%	1.40%	to	1.65%	-4.45%	to	-4.21%
December 31, 2014	183	$17.10	to	$17.25	$3,151	0.30%	1.40%	to	1.65%	8.87%	to	9.15%

	Wells Fargo VT Opportunity Fund (Class 2)
December 31, 2018	208	$19.66	to	$19.66	$4,095	0.19%	1.40%	to	1.40%	-8.45%	to	-8.45%
December 31, 2017	241	$21.48	to	$21.48	$5,185	0.66%	1.40%	to	1.40%	18.76%	to	18.76%
December 31, 2016	267	$18.08	to	$18.08	$4,837	2.03%	1.40%	to	1.40%	10.66%	to	10.66%
December 31, 2015	292	$16.34	to	$16.34	$4,772	0.13%	1.40%	to	1.40%	-4.44%	to	-4.44%
December 31, 2014	361	$17.10	to	$17.10	$6,173	0.06%	1.40%	to	1.40%	8.88%	to	8.88%

	AST Prudential Core Bond Portfolio
December 31, 2018	7,471	$9.78	to	$11.65	$82,423	0.00%	0.65%	to	3.05%	-3.85%	to	-1.46%
December 31, 2017	8,326	$10.17	to	$11.82	$93,378	0.00%	0.65%	to	3.05%	2.46%	to	4.99%
December 31, 2016	7,314	$9.92	to	$11.26	$78,400	0.00%	0.65%	to	3.05%	1.04%	to	3.53%
December 31, 2015	5,836	$9.82	to	$10.88	$60,873	0.00%	0.65%	to	3.05%	-3.31%	to	-0.92%
December 31, 2014	4,726	$10.16	to	$10.98	$50,131	0.00%	0.65%	to	3.05%	2.83%	to	5.37%

	AST Bond Portfolio 2023
December 31, 2018	2,750	$9.15	to	$10.60	$27,534	0.00%	1.00%	to	3.05%	-3.32%	to	-1.27%
December 31, 2017	2,647	$9.47	to	$10.73	$26,687	0.00%	1.00%	to	3.05%	-1.40%	to	0.68%
December 31, 2016	4,426	$9.60	to	$10.66	$44,764	0.00%	1.00%	to	3.05%	-1.19%	to	0.89%
December 31, 2015	2,739	$9.72	to	$10.57	$27,610	0.00%	1.00%	to	3.05%	-0.42%	to	1.68%
December 31, 2014	13,499	$9.76	to	$10.39	$135,589	0.00%	1.00%	to	3.05%	9.18%	to	11.49%

	AST New Discovery Asset Allocation Portfolio
December 31, 2018	10,166	$11.69	to	$13.76	$132,336	0.00%	0.65%	to	3.05%	-11.09%	to	-8.87%
December 31, 2017	12,192	$13.14	to	$15.10	$175,215	0.00%	0.65%	to	3.05%	12.95%	to	15.74%
December 31, 2016	13,126	$11.64	to	$13.04	$163,976	0.00%	0.65%	to	3.05%	1.15%	to	3.64%
December 31, 2015	14,933	$11.50	to	$12.59	$181,437	0.00%	0.65%	to	3.05%	-4.25%	to	-1.88%
December 31, 2014	16,748	$12.01	to	$12.83	$209,316	0.00%	0.65%	to	3.05%	1.93%	to	4.45%

A99

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST Western Asset Emerging Markets Debt Portfolio
December 31, 2018	197	$9.51	to	$10.21	$1,991	0.00%	0.65%	to	1.75%	-8.31%	to	-7.28%
December 31, 2017	303	$10.37	to	$11.01	$3,296	0.00%	0.65%	to	1.75%	7.39%	to	8.59%
December 31, 2016	106	$9.66	to	$10.14	$1,048	0.00%	0.65%	to	1.75%	8.67%	to	9.89%
December 31, 2015	94	$8.88	to	$9.23	$855	0.00%	0.65%	to	1.75%	-4.78%	to	-3.71%
December 31, 2014	113	$9.33	to	$9.58	$1,074	0.00%	0.65%	to	1.75%	-0.42%	to	0.70%

	AST MFS Large-Cap Value Portfolio
December 31, 2018	3,112	$15.02	to	$17.33	$51,454	0.00%	0.65%	to	2.85%	-12.73%	to	-10.74%
December 31, 2017	4,511	$17.02	to	$19.41	$83,663	0.00%	0.65%	to	3.05%	13.77%	to	16.58%
December 31, 2016	4,326	$14.96	to	$16.65	$69,129	0.00%	0.65%	to	3.05%	9.99%	to	12.71%
December 31, 2015	3,100	$13.75	to	$14.77	$44,286	0.00%	0.65%	to	2.75%	-3.45%	to	-1.37%
December 31, 2014	1,634	$14.24	to	$14.98	$23,910	0.00%	0.65%	to	2.75%	7.19%	to	9.50%

	Invesco V.I. Mid Cap Growth Fund (Series I)
December 31, 2018	713	$14.02	to	$16.51	$11,252	0.00%	0.65%	to	3.05%	-8.48%	to	-6.20%
December 31, 2017	770	$15.32	to	$17.60	$13,010	0.00%	0.65%	to	3.05%	18.77%	to	21.70%
December 31, 2016	847	$12.90	to	$14.46	$11,827	0.00%	0.65%	to	3.05%	-2.31%	to	0.10%
December 31, 2015	1,005	$13.20	to	$14.45	$14,114	0.00%	0.65%	to	3.05%	-1.88%	to	0.55%
December 31, 2014	1,055	$13.46	to	$14.37	$14,848	0.00%	0.65%	to	3.05%	4.74%	to	7.33%

	AST Bond Portfolio 2024
December 31, 2018	7,218	$8.98	to	$10.18	$69,796	0.00%	1.00%	to	3.05%	-3.69%	to	-1.64%
December 31, 2017	5,920	$9.32	to	$10.35	$58,693	0.00%	1.00%	to	3.05%	-1.41%	to	0.67%
December 31, 2016	527	$9.45	to	$10.28	$5,203	0.00%	1.00%	to	3.05%	-1.19%	to	0.89%
December 31, 2015	875	$9.57	to	$10.19	$8,626	0.00%	1.00%	to	3.05%	-0.30%	to	1.81%
December 31, 2014	14,539	$9.60	to	$10.01	$142,402	0.00%	1.00%	to	3.05%	11.10%	to	13.45%

	AST AQR Emerging Markets Equity Portfolio
December 31, 2018	305	$9.37	to	$10.00	$2,983	0.00%	0.65%	to	1.75%	-20.38%	to	-19.48%
December 31, 2017	410	$11.77	to	$12.42	$4,975	0.00%	0.65%	to	1.75%	32.60%	to	34.07%
December 31, 2016	215	$8.88	to	$9.26	$1,944	0.00%	0.65%	to	1.75%	11.39%	to	12.63%
December 31, 2015	198	$7.93	to	$8.23	$1,596	0.00%	0.65%	to	1.90%	-17.13%	to	-16.07%
December 31, 2014	220	$9.57	to	$9.80	$2,138	0.00%	0.65%	to	1.90%	-4.97%	to	-3.76%

	AST ClearBridge Dividend Growth Portfolio
December 31, 2018	2,982	$14.01	to	$16.16	$45,986	0.00%	0.65%	to	3.05%	-7.69%	to	-5.39%
December 31, 2017	4,114	$15.17	to	$17.08	$67,379	0.00%	0.65%	to	3.05%	14.80%	to	17.64%
December 31, 2016	4,095	$13.22	to	$14.52	$57,381	0.00%	0.65%	to	3.05%	11.40%	to	14.15%
December 31, 2015	2,033	$11.86	to	$12.72	$25,201	0.00%	0.65%	to	3.05%	-6.51%	to	-4.20%
December 31, 2014	2,139	$12.69	to	$13.28	$27,908	0.00%	0.65%	to	3.05%	10.14%	to	12.87%

	Columbia Variable Portfolio Government Money Market Fund (Class 1)
December 31, 2018	80	$9.49	to	$9.63	$773	1.47%	1.00%	to	1.25%	0.24%	to	0.49%
December 31, 2017	96	$9.47	to	$9.58	$917	0.41%	1.00%	to	1.25%	-0.83%	to	-0.58%
December 31, 2016	94	$9.55	to	$9.64	$904	0.01%	1.00%	to	1.25%	-1.24%	to	-0.98%
December 31, 2015	103	$9.67	to	$9.74	$1,006	0.01%	1.00%	to	1.25%	-1.23%	to	-1.00%
December 31, 2014	106	$9.79	to	$9.83	$1,047	0.01%	1.00%	to	1.25%	-1.25%	to	-0.99%

	Columbia Variable Portfolio - Income Opportunities Fund (Class 1)
December 31, 2018	13	$11.25	to	$11.25	$147	5.00%	1.00%	to	1.00%	-4.72%	to	-4.72%
December 31, 2017	14	$11.81	to	$11.81	$166	6.12%	1.00%	to	1.00%	5.50%	to	5.50%
December 31, 2016	15	$11.19	to	$11.19	$169	11.11%	1.00%	to	1.00%	9.82%	to	9.82%
December 31, 2015	17	$10.19	to	$10.19	$170	9.00%	1.00%	to	1.00%	-1.99%	to	-1.99%
December 31, 2014	17	$10.40	to	$10.40	$172	0.00%	1.00%	to	1.00%	2.98%	to	2.98%

	AST AQR Large-Cap Portfolio
December 31, 2018	228	$14.58	to	$16.22	$3,555	0.00%	0.65%	to	2.50%	-10.44%	to	-8.73%
December 31, 2017	269	$16.28	to	$17.77	$4,602	0.00%	0.65%	to	2.50%	19.09%	to	21.34%
December 31, 2016	347	$13.67	to	$14.64	$4,934	0.00%	0.65%	to	2.50%	7.94%	to	9.98%
December 31, 2015	245	$12.66	to	$13.32	$3,180	0.00%	0.65%	to	2.50%	-0.82%	to	1.07%
December 31, 2014	241	$12.78	to	$13.17	$3,123	0.00%	0.65%	to	2.45%	10.40%	to	12.43%

A100

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST QMA Large-Cap Portfolio
December 31, 2018	175	$14.83	to	$16.64	$2,785	0.00%	0.65%	to	2.65%	-9.63%	to	-7.76%
December 31, 2017	203	$16.41	to	$18.04	$3,506	0.00%	0.65%	to	2.65%	18.20%	to	20.62%
December 31, 2016	221	$13.88	to	$14.96	$3,198	0.00%	0.65%	to	2.65%	7.93%	to	10.14%
December 31, 2015	154	$12.93	to	$13.58	$2,033	0.00%	0.65%	to	2.45%	-0.94%	to	0.88%
December 31, 2014	172	$13.05	to	$13.46	$2,270	0.00%	0.65%	to	2.45%	12.42%	to	14.49%

	AST Bond Portfolio 2025 (available January 2, 2014)
December 31, 2018	8,174	$10.42	to	$11.56	$90,198	0.00%	1.00%	to	3.05%	-3.78%	to	-1.73%
December 31, 2017	693	$10.82	to	$11.77	$7,842	0.00%	1.00%	to	3.05%	-1.27%	to	0.81%
December 31, 2016	1,855	$10.96	to	$11.67	$20,960	0.00%	1.00%	to	3.05%	-0.65%	to	1.45%
December 31, 2015	29,129	$11.03	to	$11.51	$328,079	0.00%	1.00%	to	3.05%	-1.11%	to	0.98%
December 31, 2014	6,463	$11.16	to	$11.39	$72,875	0.00%	1.00%	to	3.05%	11.59%	to	13.95%

	AST Bond Portfolio 2026 (available January 2, 2015)
December 31, 2018	10,593	$9.25	to	$10.06	$102,851	0.00%	1.00%	to	3.05%	-4.07%	to	-2.04%
December 31, 2017	11,718	$9.64	to	$10.27	$116,811	0.00%	1.00%	to	3.05%	-0.69%	to	1.40%
December 31, 2016	19,521	$9.71	to	$10.12	$193,616	0.00%	1.00%	to	3.05%	-1.03%	to	1.06%
December 31, 2015	8,601	$9.81	to	$10.02	$85,262	0.00%	1.00%	to	3.05%	-1.89%	to	0.19%
December 31, 2014	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	AST Bond Portfolio 2027 (available January 4, 2016)
December 31, 2018	14,157	$9.29	to	$9.90	$136,811	0.00%	1.00%	to	3.05%	-4.29%	to	-2.25%
December 31, 2017	15,774	$9.71	to	$10.12	$156,690	0.00%	1.00%	to	3.05%	-0.44%	to	1.66%
December 31, 2016	24,776	$9.75	to	$9.96	$244,297	0.00%	1.00%	to	3.05%	-2.46%	to	-0.40%
December 31, 2015	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2014	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	NVIT Emerging Markets Fund (Class D) (available August 5, 2016)
December 31, 2018	2,479	$10.56	to	$11.20	$27,326	0.34%	0.65%	to	3.05%	-20.24%	to	-18.25%
December 31, 2017	2,833	$13.23	to	$13.69	$38,429	0.96%	0.65%	to	3.05%	36.81%	to	40.18%
December 31, 2016	3,218	$9.67	to	$9.77	$31,343	0.82%	0.65%	to	3.05%	-4.47%	to	-3.53%
December 31, 2015	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2014	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	AST Bond Portfolio 2028 (available January 3, 2017)
December 31, 2018	4,570	$9.41	to	$9.81	$44,211	0.00%	1.00%	to	3.05%	-5.06%	to	-3.04%
December 31, 2017	551	$9.91	to	$10.12	$5,521	0.00%	1.00%	to	3.05%	-0.91%	to	1.18%
December 31, 2016	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2015	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2014	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	AST Bond Portfolio 2029 (available January 2, 2018)
December 31, 2018	777	$9.58	to	$9.74	$7,497	0.00%	1.00%	to	2.65%	-4.22%	to	-2.59%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2015	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2014	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
__________

*
These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying Portfolios, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying Portfolios in which the subaccount invests.

**
These amounts represent the annualized Contract expenses of the Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Portfolios are excluded.

A101

Note 7:	Financial Highlights (continued)

*** These amounts represent the total returns for the periods indicated, including changes in the value of the underlying Portfolios, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Product designs within a subaccount with no activity during the period were excluded from the range of total returns for that period. Product designs within a subaccount which were offered after a fiscal year began are included in the range of total returns for that period, and their respective total returns may not correspond to the total returns of a product offering with a comparable expense ratio that was presented for the full period. Contract owners may experience different total returns based on their investment options. Subaccounts with a date notation indicate the effective date of that subaccount in the Account. Total returns for periods less than one year are not annualized. The total return is calculated for each of the five years in the period ended December 31, 2018 or from the effective date of the subaccount through the end of the reporting period.

Note 8:	Charges and Expenses

The following represents the various charges and expenses of the Account which are paid to Prudential Annuities.
Each Contract funded through the Account is subject to specific fees and charges, some of which are deducted as an asset-based charge by the Account, while others are deducted either annually or at the time that certain transactions are made.
Insurance Charge-The insurance charge is the combination of the mortality and expense risk charges and the administrative charge. The insurance charge is expressed as an annual charge; however the daily equivalent is deducted on a daily basis from the net assets of each subaccount.
Distribution Charge-The distribution charge is deducted by the Account on certain Contracts for a specified time of period. The distribution charge is intended to compensate Prudential Annuities for a portion of the acquisition expenses under the annuity, including promotion and distribution of the annuity. The distribution charge is expressed as an annual charge; however, the daily equivalent is deducted on a daily basis from the net assets of each subaccount. The charge is deducted for the number of years indicated below and then no longer applies.
Annual Maintenance Fee-An annual maintenance fee of up to $35 is deducted at the end of each annuity year and upon surrender of the annuity. The annual maintenance fee on certain Contracts may be less than $35, may be zero or, under certain circumstances, may be waived based on the account value of the annuity on the anniversary date when the charge is deducted.
Transfer Fees-Transfer fees are charged at a rate of $10 for each transfer after the 20th in each annuity year, as set forth in the respective prospectuses.
Contingent Deferred Sales Charges-Contingent deferred sales charges from 0% to 9% may apply to certain withdrawals from the annuities and upon surrender of the annuity. When applicable, contingent deferred sales charges will apply for a maximum number of years depending on the type of Contract. The maximum number of years may be based on the number of years since each purchase payment is applied or from the issue date of the annuity. Certain annuities do not deduct a contingent deferred sales charge upon surrender or withdrawal. Please refer to the prospectus for the Contract for a complete description of the contingent deferred sales charge, as well as for any exceptions to the provision that may apply to certain withdrawals during each annuity year.
Premium Taxes-Some states and municipalities impose premium taxes, which currently range up to 3.5% on variable immediate annuity contracts.
Optional Benefit Charges-Prior to November 18, 2002, Prudential Annuities offered certain optional benefits as riders to the various Contracts where the annual charge to purchase the rider was deducted from the annuity on an annual basis in arrears. Charges on these benefits will continue to be deducted in the same manner. Effective as of November 18, 2002, Prudential Annuities offers riders for optional benefits whose annual charge is deducted on a daily basis from the net assets of each subaccount. The daily charge for the optional benefits is deducted in the same manner as the insurance charge and the distribution charge (if applicable).

A102

Note 8:	Charges and Expenses (continued)

Currently, Prudential Annuities offers two optional benefits for new election on existing Contracts: Guaranteed Return Option PlusSM II (“GRO Plus II”), Highest Daily Guaranteed Return Option II (“HD GRO II”). Currently, the charges for GRO Plus I and HD GRO II is 0.6% per year.
The Contracts also include optional benefits that are no longer available for new sales, as follows:
Guaranteed Return Option PlusSM (“GRO Plus”), Guaranteed Return Option 2008 (“GRO Plus 2008”), Highest Daily Guaranteed Return Option (“HD GRO”) Guaranteed Minimum Withdrawal Benefit (“GMWB”), Guaranteed Minimum Income Benefit (“GMIB”), Lifetime Five Income Benefit (“LT5”), Enhanced Beneficiary Protection Death Benefit (“EBP”), Highest Daily Value Death Benefit (“HDV”), Highest Daily Lifetime Seven (“HD7”), Highest Daily Lifetime Seven with Beneficiary Income Option (“HD7 with BIO”), Highest Daily Lifetime Seven with Lifetime Income Accelerator (“HD7 with LIA”), Spousal Highest Daily Lifetime.
Seven (“SHD7”), Spousal Highest Daily Lifetime Seven with Beneficiary Income Option (“SHD7 with BIO”), Highest Daily Lifetime Seven Plus (“HD7 Plus”), Highest Daily Lifetime Seven Plus with Beneficiary Income Option (“HD7 Plus with BIO”), Highest Daily Lifetime Seven Plus with Lifetime Income Accelerator (“HD7 Plus with LIA”), Spousal Highest Daily Lifetime Seven Plus (“SHD7 Plus”), and Spousal Highest Daily Lifetime Seven Plus with Beneficiary Income Option (“SHD7 Plus with BIO”), Highest Daily Lifetime Six Plus (“HD6 Plus”), Spousal Highest Daily Lifetime Six Plus (“SHD6 Plus”), Highest Daily Lifetime Six Plus with Lifetime Income Accelerator (“HD6 Plus with LIA”), Highest Anniversary Value Death Benefit (“HAV”), Combination 5% Roll-Up and HAV Death Benefit (“Combo 5%”), and optional death benefits were only available for election at time of Contract issue.
The charge for GRO Plus and EBP is 0.25% per year, respectively, the charge for GMWB is 0.35% per year, and the charge for HDV is 0.5% per year, the charge for LT5 is 0.60% per year and the charge for GMIB is 0.50% per year of the protected income value. The charge for GRO Plus 2008 and HD GRO if purchased prior to 5/1/2009 is 0.35% and if purchased 5/1/2009 or later, is 0.6%. The charge for HD7, HD7 with BIO, HD7 with LIA, SHD7 and SHD7 with BIO is a percentage of the protected withdrawal value that is deducted pro rata from the subaccounts on a quarterly basis. The charge for HD7 Plus, HD7 Plus with BIO, HD7 Plus with LIA, SHD7 Plus and SHD7 Plus with BIO, HD6 Plus, SHD6 Plus, and HD6 Plus with LIA is assessed against the greater of the account value or the protected withdrawal value and is deducted pro rata from the subaccounts on a quarterly basis. The charge for HAV is 0.4% per year, and Combo 5% is 0.8% per year. Certain Contracts may not be eligible to elect all or any optional benefits.

The following are the base and maximum combined charges of the respective Contracts.

Products	Base	Maximum
ACN	1.40%	1.65%
Apex	1.40%	2.15%
Apex II	1.65%	3.05%
AS Cornerstone	1.15%	2.55%
AS Impact	1.00%	1.50%
AS Protector	1.40%	1.65%
ASAIA	1.25%	2.25%
ASAP	1.40%	1.65%
ASAP II	1.40%	2.15%
ASAP II Premier	1.40%	1.65%
ASAP III	0.65%	2.60%
ASL	1.40%	2.15%
ASL II	1.65%	3.05%
ASL II Premier	1.65%	2.25%
ASL Premier	1.40%	1.65%
ASVIA	1.25%	1.25%

A103

Note 8:	Charges and Expenses (continued)

Products	Base	Maximum
Choice	0.90%	0.90%
Choice 2000	0.65%	2.05%
Defined Investments Annuity	1.00%	1.75%
Emerald Choice	1.40%	2.15%
Galaxy III	1.00%	1.25%
Harvester Variable Annuity	1.40%	1.65%
Harvester XTra Credit	1.40%	1.65%
Imperium	1.40%	2.15%
Optimum	0.65%	2.65%
Optimum Four	1.65%	3.05%
Optimum Plus	0.65%	3.05%
Optimum XTra	1.75%	3.10%
PSA	1.40%	1.40%
Stagecoach	1.40%	2.15%
Stagecoach Apex II	1.65%	3.00%
Stagecoach ASAP III	1.25%	2.60%
Stagecoach Extra Credit	1.40%	2.15%
Stagecoach Flex	1.40%	2.15%
Stagecoach VA+	1.40%	2.15%
Stagecoach XTra Credit SIX	1.65%	3.00%
Wells Fargo Stagecoach Apex	1.40%	2.15%
XTra Credit	1.40%	2.15%
XTra Credit EIGHT	1.75%	3.10%
XTra Credit FOUR	1.40%	2.15%
XTra Credit FOUR Premier	1.40%	1.65%
XTra Credit Premier	1.40%	1.65%
XTra Credit SIX	0.65%	3.05%

Note 9:	Other

Accumulation units-this is the basic valuation unit used to calculate the contract owner's interest allocated to the variable account before the annuitization date.

Contract owner net payments-represent contract owner contributions under the Contracts, net of applicable deductions, charges, and state premium taxes, including transfer amounts to subaccount by Prudential Annuities to cover greater longevity of annuitants for those contracts in payout.

Annuity payments-represent periodic payments distributed under the terms of the Contract.
Surrenders, withdrawals, and death benefits-are payments to contract owners and beneficiaries made under the terms of the Contracts, and amounts that contract owners have requested to be withdrawn or paid to them.
Net transfers between other subaccounts or fixed rate option-are amounts that contract owners have directed to be moved among subaccounts, including permitted transfers to and from the guaranteed interest account and market value adjustment account.

A104

Note 9:	Other (continued)

Miscellaneous transactions-amount represents primarily timing related adjustments to contract owner transactions, such as premiums, surrenders, transfers, etc. which are funded by the general account in order to maintain appropriate contract owner account balances.
Other charges-are various Contract level charges as described in Charges and Expenses in Note 8, which are assessed through the redemptions of units.

A105

Report of Independent Registered Public Accounting Firm

To the Board of Directors of
Prudential Annuities Life Assurance Corporation and
the Contract Owners of Prudential Annuities Life Assurance Corporation Variable Account B

Opinions on the Financial Statements

We have audited the accompanying statements of net assets of each of the subaccounts of Prudential Annuities Life Assurance Corporation Variable Account B indicated in the table below as of the dates indicated in the table below, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts in the Prudential Annuities Life Assurance Corporation Variable Account B as of the dates indicated in the table below, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

AST Goldman Sachs Large-Cap Value Portfolio (1)	ProFund VP NASDAQ-100 (1)
AST T. Rowe Price Large-Cap Growth Portfolio (1)	ProFund VP Semiconductor (1)
AST Government Money Market Portfolio (1)	ProFund VP Small-Cap Growth (1)
AST Cohen & Steers Realty Portfolio (1)	ProFund VP Short Mid-Cap (1)
AST J.P. Morgan Strategic Opportunities Portfolio (1)	ProFund VP Short NASDAQ-100 (1)
AST T. Rowe Price Large-Cap Value Portfolio (1)	ProFund VP Short Small-Cap (1)
AST High Yield Portfolio (1)	ProFund VP Small-Cap Value (1)
AST Small-Cap Growth Opportunities Portfolio (1)	ProFund VP Technology (1)
AST WEDGE Capital Mid-Cap Value Portfolio (1)	ProFund VP Telecommunications (1)
AST Small-Cap Value Portfolio (1)	ProFund VP UltraMid-Cap (1)
AST Goldman Sachs Mid-Cap Growth Portfolio (1)	ProFund VP UltraNASDAQ-100 (1)
AST Goldman Sachs Small-Cap Value Portfolio (1)	ProFund VP UltraSmall-Cap (1)
AST Hotchkis & Wiley Large-Cap Value Portfolio (1)	ProFund VP Utilities (1)
AST Lord Abbett Core Fixed Income Portfolio (2)	ProFund VP Large-Cap Growth (1)
AST Loomis Sayles Large-Cap Growth Portfolio (1)	ProFund VP Large-Cap Value (1)
AST MFS Growth Portfolio (1)	Rydex VT Nova Fund (1)
AST Neuberger Berman/LSV Mid-Cap Value Portfolio (1)	Rydex VT NASDAQ-100® Fund (1)
AST Small-Cap Growth Portfolio (1)	Rydex VT Inverse S&P 500® Strategy Fund (1)
AST BlackRock Low Duration Bond Portfolio (1)	Invesco V.I. Health Care Fund (Series I) (1)
AST BlackRock/Loomis Sayles Bond Portfolio (1)	Invesco V.I. Technology Fund (Series I) (1)
AST QMA US Equity Alpha Portfolio (1)	Wells Fargo VT Index Asset Allocation Fund (Class 2) (1)
AST T. Rowe Price Natural Resources Portfolio (1)	Wells Fargo VT International Equity Fund (Class 2) (1)
AST T. Rowe Price Asset Allocation Portfolio (1)	Wells Fargo VT Small Cap Growth Fund (Class 2) (1)
AST International Value Portfolio (1)	AST Fidelity Institutional AM℠ Quantitative Portfolio (1)
AST MFS Global Equity Portfolio (1)	AST Prudential Growth Allocation Portfolio (1)
AST J.P. Morgan International Equity Portfolio (1)	AST Advanced Strategies Portfolio (1)
AST Templeton Global Bond Portfolio (1)	AST Investment Grade Bond Portfolio (1)
AST International Growth Portfolio (1)	AST Bond Portfolio 2018 (1)
AST Wellington Management Hedged Equity Portfolio (1)	AST Bond Portfolio 2019 (1)
AST Capital Growth Asset Allocation Portfolio (1)	AST Global Real Estate Portfolio (1)
AST Academic Strategies Asset Allocation Portfolio (1)	AST Parametric Emerging Markets Equity Portfolio (1)
AST Balanced Asset Allocation Portfolio (1)	AST Bond Portfolio 2020 (1)
AST Preservation Asset Allocation Portfolio (1)	AST Jennison Large-Cap Growth Portfolio (1)

A106

AST RCM World Trends Portfolio (1)	AST Bond Portfolio 2017 (3)
AST J.P. Morgan Global Thematic Portfolio (1)	AST Bond Portfolio 2021 (1)
AST Goldman Sachs Multi-Asset Portfolio (1)	Wells Fargo VT Omega Growth Fund (Class 2) (1)
AST Western Asset Core Plus Bond Portfolio (1)	Wells Fargo VT Omega Growth Fund (Class 1) (1)
Davis Value Portfolio (1)	Wells Fargo VT Small Cap Growth Fund (Class 1) (1)
Columbia Variable Portfolio - Asset Allocation Fund (Class 1) (1)	Wells Fargo VT International Equity Fund (Class 1) (1)
Columbia Variable Portfolio - Small Company Growth Fund (Class 1) (1)	AST Bond Portfolio 2022 (1)
Prudential SP International Growth Portfolio (Class I) (1)	AST Quantitative Modeling Portfolio (1)
ProFund VP Asia 30 (1)	AST BlackRock Global Strategies Portfolio (1)
ProFund VP Banks (1)	Invesco V.I. Diversified Dividend Fund (Series I) (1)
ProFund VP Bear (1)	Columbia Variable Portfolio - U.S. Government Mortgage Fund (Class 1) (1)
ProFund VP Biotechnology (1)	Columbia Variable Portfolio - Large Cap Growth Fund (Class 1) (1)
ProFund VP Basic Materials (1)	Wells Fargo VT Opportunity Fund (Class 1) (1)
ProFund VP UltraBull (1)	Wells Fargo VT Opportunity Fund (Class 2) (1)
ProFund VP Bull (1)	AST Prudential Core Bond Portfolio (1)
ProFund VP Consumer Services (1)	AST Bond Portfolio 2023 (1)
ProFund VP Consumer Goods (1)	AST New Discovery Asset Allocation Portfolio (1)
ProFund VP Oil & Gas (1)	AST Western Asset Emerging Markets Debt Portfolio (1)
ProFund VP Europe 30 (1)	AST MFS Large-Cap Value Portfolio (1)
ProFund VP Financials (1)	Invesco V.I. Mid Cap Growth Fund (Series I) (1)
ProFund VP U.S. Government Plus (1)	AST Bond Portfolio 2024 (1)
ProFund VP Health Care (1)	AST AQR Emerging Markets Equity Portfolio (1)
Access VP High Yield Fund (1)	AST ClearBridge Dividend Growth Portfolio (1)
ProFund VP Industrials (1)	Columbia Variable Portfolio Government Money Market Fund (Class 1) (1)
ProFund VP Internet (1)	Columbia Variable Portfolio - Income Opportunities Fund (Class 1) (1)
ProFund VP Japan (1)	AST AQR Large-Cap Portfolio (1)
ProFund VP Precious Metals (1)	AST QMA Large-Cap Portfolio (1)
ProFund VP Mid-Cap Growth (1)	AST Bond Portfolio 2025 (1)
ProFund VP Mid-Cap Value (1)	AST Bond Portfolio 2026 (1)
ProFund VP Pharmaceuticals (1)	AST Bond Portfolio 2027 (1)
ProFund VP Real Estate (1)	NVIT Emerging Markets Fund (Class D) (1)
ProFund VP Rising Rates Opportunity (1)	AST Bond Portfolio 2028 (4)
AST Bond Portfolio 2029 (5)
(1) Statement of net assets as of December 31, 2018, statement of operations for the year ended December 31, 2018, and statement of changes in net assets for the years ended December 31, 2018 and 2017.

(2) Statement of net assets as of September 14, 2018 (date of expiration), statement of operations for the period January 1, 2018 through September 14, 2018 , and statement of changes in net assets for the period January 1, 2018 through September 14, 2018 and the year ended December 31, 2017.

(3) Statement of net assets as of January 2, 2018 (date of expiration), statement of operations for the period January 1, 2018 through January 2, 2018, and statement of changes in net assets for the period January 1, 2018 through January 2, 2018 and the year ended December 31, 2017.

(4) Statement of net assets as of December 31, 2018, statement of operations for the year ended December 31, 2018, and statement of changes in net assets for the year ended December 31, 2018 and for the period January 3, 2017 (commencement of operations) through December 31, 2017.

(5) Statement of net assets as of December 31, 2018, and statement of operations and statement of changes in net assets for the period January 2, 2018 (commencement of operations) through December 31, 2018.

A107

Basis for Opinions

These financial statements are the responsibility of the management of Prudential Annuities Life Assurance Corporation. Our responsibility is to express an opinion on the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the subaccounts in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2018 by correspondence with the transfer agents of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP
New York, New York
April 11, 2019

We have served as the auditor of one or more of the subaccounts in Prudential Annuities Life Assurance Corporation Variable Account B since 2003.

A108

PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION
FINANCIAL STATEMENTS INDEX

Management’s Annual Report on Internal Control Over Financial Reporting
Management of Prudential Annuities Life Assurance Corporation (the “Company”) is responsible for establishing and maintaining adequate internal control over financial reporting. Management conducted an assessment of the effectiveness, as of December 31, 2018, of the Company’s internal control over financial reporting, based on the framework established in Internal Control—Integrated Framework (2013) issued by the Committee of Sponsoring Organizations of the Treadway Commission (COSO). Based on our assessment under that framework, management concluded that the Company’s internal control over financial reporting was effective as of December 31, 2018.
Our internal control over financial reporting is a process designed by or under the supervision of our principal executive and principal financial officers to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles. Our internal control over financial reporting includes policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect transactions and dispositions of assets; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures are being made only in accordance with authorizations of management and the directors of the Company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use, or disposition of the Company’s assets that could have a material effect on our financial statements.
Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.
This Annual Report does not include an attestation report of the Company’s registered public accounting firm, PricewaterhouseCoopers LLP, regarding the internal control over financial reporting. Management’s report was not subject to attestation by the Company’s registered public accounting firm pursuant to rules of the Securities and Exchange Commission that permit the Company to provide only management’s report in this Annual Report.
March 7, 2019

Prudential Annuities Life Assurance Corporation

Statements of Financial Position
As of December 31, 2018 and 2017 (in thousands, except share amounts)

	December 31, 2018	December 31, 2017
ASSETS
Fixed Maturities, available-for-sale, at fair value (amortized cost, 2018: $10,186,465; 2017: $10,145,266)(1)	$9,771,673	$10,110,786
Fixed Maturities, trading, at fair value (amortized cost, 2018: $294,549 ; 2017: $161,393)(1)	289,752	166,360
Equity securities, at fair value (cost, 2018: $18,765; 2017: $11,614)(1)	20,613	15,375
Commercial mortgage and other loans	1,353,478	1,387,012
Policy loans	12,805	12,558
Short-term investments	37,568	711,071
Other invested assets (includes $50,945 and $151,481 measured at fair value at December 31, 2018 and December 31, 2017, respectively)(1)	348,541	335,811
Total investments	11,834,430	12,738,973
Cash and cash equivalents	4,503,534	1,639,939
Deferred policy acquisition costs	4,447,505	4,596,565
Accrued investment income	90,895	88,331
Reinsurance recoverables	572,102	563,428
Income taxes	964,521	1,116,735
Value of business acquired	33,222	35,109
Deferred sales inducements	889,598	1,020,786
Receivables from parent and affiliates	46,381	49,351
Other assets	85,310	121,086
Separate account assets	31,210,346	37,990,547
TOTAL ASSETS	$54,677,844	$59,960,850
LIABILITIES AND EQUITY
LIABILITIES
Future policy benefits	$9,368,986	$9,132,569
Policyholders’ account balances	5,353,596	4,846,152
Payables to parent and affiliates	30,846	36,026
Cash collateral for loaned securities	384	17,383
Short-term debt	140,569	43,734
Long-term debt	787,596	928,165
Reinsurance payables	232,937	262,588
Other liabilities	811,016	422,636
Separate account liabilities	31,210,346	37,990,547
Total liabilities	47,936,276	53,679,800
COMMITMENTS AND CONTINGENT LIABILITIES (See Note 15)
EQUITY
Common stock, $100 par value; 25,000 shares authorized, issued and outstanding	2,500	2,500
Additional paid-in capital	6,120,436	7,145,436
Retained earnings/(accumulated deficit)	943,005	(776,762)
Accumulated other comprehensive income (loss)	(324,373)	(90,124)
Total equity	6,741,568	6,281,050
TOTAL LIABILITIES AND EQUITY	$54,677,844	$59,960,850
(1) Prior period amounts have been reclassified to conform to current period presentation. See "Adoption of ASU 2016-01" in Note 2 for details.
See Notes to Financial Statements

Prudential Annuities Life Assurance Corporation

Statements of Operations and Comprehensive Income
Years Ended December 31, 2018, 2017 and 2016 (in thousands)

	2018	2017	2016
REVENUES
Premiums	$67,265	$63,573	$896,839
Policy charges and fee income	2,171,278	2,209,579	1,755,224
Net investment income	402,808	422,809	338,370
Asset administration fees and other income	389,156	413,375	299,384
Realized investment gains (losses), net:
Other-than-temporary impairments on fixed maturity securities	(6,813)	(8,576)	(7,853)
Other-than-temporary impairments on fixed maturity securities transferred to other comprehensive income (loss)	0	(546)	1,354
Other realized investment gains (losses), net	890,886	(796,278)	(3,436,261)
Total realized investment gains (losses), net	884,073	(805,400)	(3,442,760)
Total revenues	3,914,580	2,303,936	(152,943)
BENEFITS AND EXPENSES
Policyholders’ benefits	187,088	114,068	604,057
Interest credited to policyholders’ account balances	249,175	30,280	68,889
Amortization of deferred policy acquisition costs	589,795	(13,946)	(179,816)
Commission expense(1)	862,338	861,303	653,906
General, administrative and other expenses(1)	181,964	194,636	470,602
Total benefits and expenses	2,070,360	1,186,341	1,617,638
INCOME (LOSS) FROM OPERATIONS BEFORE INCOME TAXES	1,844,220	1,117,595	(1,770,581)
Total income tax expense (benefit)	161,504	1,201,099	(680,493)
NET INCOME (LOSS)	$1,682,716	$(83,504)	$(1,090,088)
Other comprehensive income (loss), before tax:
Foreign currency translation adjustments	(1,354)	109	(20)
Net unrealized investment gains (losses)	(248,688)	323,359	(555,540)
Total	(250,042)	323,468	(555,560)
Less: Income tax expense (benefit) related to other comprehensive income (loss)	(52,510)	98,644	(194,446)
Other comprehensive income (loss), net of taxes	(197,532)	224,824	(361,114)
Comprehensive income (loss)	$1,485,184	$141,320	$(1,451,202)

(1)	Prior period amounts have been reclassified to conform to current period presentation.
See Notes to Financial Statements

Prudential Annuities Life Assurance Corporation

Statements of Equity
Years Ended December 31, 2018, 2017 and 2016 (in thousands)

	Common Stock	Additional Paid-In Capital	Retained Earnings/ (Accumulated Deficit)	Accumulated Other Comprehensive Income (loss)	Total Equity
Balance, December 31, 2015	$2,500	$901,422	$396,830	$46,166	$1,346,918
Contributed capital		8,421,955			8,421,955
Return of capital		(1,140,000)			(1,140,000)
Assets purchased/transferred from/to affiliates		(72,179)			(72,179)
Impact of Pruco Re and PALAC merger		(15,762)			(15,762)
Comprehensive income:
Net income (loss)			(1,090,088)		(1,090,088)
Other comprehensive income (loss), net of tax				(361,114)	(361,114)
Total comprehensive income (loss)					(1,451,202)
Balance, December 31, 2016	2,500	8,095,436	(693,258)	(314,948)	7,089,730
Contributed capital
Return of capital		(950,000)			(950,000)
Comprehensive income:
Net income (loss)			(83,504)		(83,504)
Other comprehensive income (loss), net of tax				224,824	224,824
Total comprehensive income (loss)					141,320
Balance, December 31, 2017	2,500	7,145,436	(776,762)	(90,124)	6,281,050
Cumulative effect of adoption of ASU 2016-01			337	(3)	334
Cumulative effect of adoption of ASU 2018-02			36,714	(36,714)	0
Contributed capital
Return of capital		(1,025,000)			(1,025,000)
Comprehensive income:
Net income (loss)			1,682,716		1,682,716
Other comprehensive income (loss), net of tax				(197,532)	(197,532)
Total comprehensive income (loss)					1,485,184
Balance, December 31, 2018	$2,500	$6,120,436	$943,005	$(324,373)	$6,741,568
See Notes to Financial Statements

Prudential Annuities Life Assurance Corporation

Statements of Cash Flows
Years Ended December 31, 2018, 2017 and 2016 (in thousands)

	2018	2017	2016
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$1,682,716	$(83,504)	$(1,090,088)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Policy charges and fee income	(2,686)	(766)	(245)
Realized investment (gains) losses, net	(884,073)	805,400	3,442,760
Depreciation and amortization	7,905	32,812	10,737
Interest credited to policyholders’ account balances	249,175	30,280	68,889
Change in:
Future policy benefits	1,095,204	982,792	759,604
Accrued investment income	(2,564)	(2,327)	(63,389)
Net receivables from/payables to parent and affiliates	(3,163)	4,165	(55,984)
Deferred sales inducements	(2,885)	(1,551)	(1,805)
Deferred policy acquisition costs	216,799	(291,532)	(449,496)
Income taxes	204,634	763,227	(712,423)
Reinsurance recoverables, net	(33,703)	2,708	199,107
Derivatives, net	131,874	(1,364,754)	2,605,415
Deferred (gain)/loss on reinsurance	(22,723)	4,564	305,464
Other, net	190,662	87,036	(54,819)
Cash flows from (used in) operating activities	2,827,172	968,550	4,963,727
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from the sale/maturity/prepayment of:
Fixed maturities, available-for-sale	2,534,470	1,145,369	4,072,242
Fixed maturities, trading(1)	99,656	1,739	2,666
Equity securities(1)	7,896	3,306	4,823
Commercial mortgage and other loans	143,331	198,584	122,086
Policy loans	675	1,276	1,833
Other invested assets(1)	29,103	72,667	9,587
Short-term investments	984,409	1,949,758	1,799,219
Payments for the purchase/origination of:
Fixed maturities, available-for-sale	(2,230,936)	(1,528,065)	(5,535,732)
Fixed maturities, trading(1)	(231,316)	(15,964)	(3,170)
Equity securities(1)	(14,221)	(3,048)	(4,991)
Commercial mortgage and other loans	(125,007)	(348,520)	(353,692)
Policy loans	(187)	(366)	(442)
Other invested assets(1)	(167,930)	(7,668)	(111,838)
Short-term investments	(311,277)	(1,713,877)	(2,561,044)
Notes receivable from parent and affiliates, net	3,518	2,717	(4,923)
Derivatives, net	1,073	4,948	(6,305)
Other, net	(69)	254	(2,911)
Cash flows from (used in) investing activities	723,188	(236,890)	(2,572,592)
CASH FLOWS FROM FINANCING ACTIVITIES:
Cash collateral for loaned securities	(16,999)	(5,967)	12,782
Proceeds from the issuance of debt (maturities longer than 90 days)	0	0	125,000
Repayments of debt (maturities longer than 90 days)	(43,734)	0	(268,000)
Net increase/(decrease) in short-term borrowing	0	(28,101)	(1,000)
Drafts outstanding	(7,026)	10,624	5,777

Prudential Annuities Life Assurance Corporation

Distribution to parent	(1,025,000)	(950,000)	(1,140,000)
Contributed capital	0	0	860,573
Policyholders’ account deposits	3,150,952	2,623,534	2,116,567
Ceded policyholders’ account deposits	(47,449)	(24,191)	(23,890)
Policyholders’ account withdrawals	(2,727,850)	(2,589,770)	(2,259,445)
Ceded policyholders' account withdrawals	30,341	24,111	28,004
Cash flows from (used in) financing activities	(686,765)	(939,760)	(543,632)
NET (DECREASE) INCREASE IN CASH AND CASH EQUIVALENTS	2,863,595	(208,100)	1,847,503
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	1,639,939	1,848,039	536
CASH AND CASH EQUIVALENTS, END OF YEAR	$4,503,534	$1,639,939	$1,848,039
SUPPLEMENTAL CASH FLOW INFORMATION
Income taxes paid (refund)	$(43,130)	$437,872	$31,931
Interest paid	$33,901	$34,217	$23,392

(1)	Prior period amounts have been reclassified to conform to current period presentation. See Note 2 for details.
Significant Non-Cash Transactions
Cash flows from investing and financing activities for the year ended December 31, 2016 excludes certain non-cash transactions related to the Variable Annuities Recapture. See Note 1 for additional information.
See Notes to Financial Statements

Prudential Annuities Life Assurance Corporation

Notes to Financial Statements
1.    BUSINESS AND BASIS OF PRESENTATION
Prudential Annuities Life Assurance Corporation (the “Company” or “PALAC”), with its principal offices in Shelton, Connecticut, is a wholly-owned subsidiary of Prudential Annuities, Inc. (“PAI”), which in turn is an indirect wholly-owned subsidiary of Prudential Financial, Inc. ("Prudential Financial"), a New Jersey corporation.
The Company has developed long-term savings and retirement products, which were distributed through its affiliated broker-dealer company, Prudential Annuities Distributors, Inc. (“PAD”). The Company issued variable and fixed deferred and immediate annuities for individuals and groups in the United States of America and Puerto Rico. In addition, the Company has a relatively small in force block of variable life insurance policies. The Company stopped actively selling annuity products in March 2010.

In March 2010, the Company ceased offering its variable annuity products (and where offered, the companion market value adjustment option) to new investors upon the launch of a new product line by each of Pruco Life Insurance Company ("Pruco Life") and its wholly-owned subsidiary Pruco Life Insurance Company of New Jersey ("PLNJ") (which are affiliates of the Company). These initiatives were implemented to create operational and administrative efficiencies by offering a single product line of annuity products from a more limited group of legal entities. During 2012, the Company suspended additional customer deposits for variable annuities with certain living benefit guarantees. However, the Company continues to accept additional customer deposits on certain in force contracts, subject to applicable contract provisions and administrative rules.
The Company resumed offering annuity products to new investors (except in New York) when it launched a new fixed index annuity and a new deferred income annuity in 2018.
The Company is engaged in a business that is highly competitive because of the large number of stock and mutual life insurance companies and other entities engaged in marketing long-term savings and retirement products, including insurance products, and individual and group annuities.
On August 31, 2013, the Company redomesticated from Connecticut to Arizona. As a result of the redomestication, the Company is now an Arizona-based insurance company and its principal insurance regulatory authority is the Arizona Department of Insurance ("AZDOI"). The redomestication also resulted in the Company being domiciled in the same jurisdiction as the then primary reinsurer of the Company’s living benefit guarantees, Pruco Reinsurance, Ltd. (“Pruco Re”), which enabled the Company to claim statutory reserve credit for business ceded to Pruco Re without the need for Pruco Re to collateralize its obligations under the reinsurance agreement. As of April 1, 2016, the Company no longer reinsures its living benefit guarantees to Pruco Re.
As disclosed in Note 1 to the Financial Statements included in the Company's Annual Report on Form 10-K for the year ended December 31, 2015, the Company surrendered its New York license effective December 31, 2015, and reinsured the majority of its New York business to an affiliate, The Prudential Insurance Company of America (“Prudential Insurance”). The license surrender relieves the Company of the requirement to hold New York statutory reserves on its business in excess of the statutory reserves required by its domiciliary regulator, the AZDOI. For the small portion of New York business retained by the Company, a custodial account has been established to hold collateral assets in an amount equal to a percentage of the reserves associated with such business, as calculated in accordance with PALAC's New York Regulation 109 Plan approved by the New York Department of Financial Services.

Variable Annuities Recapture
Through March 31, 2016, the Company reinsured the majority of its variable annuity living benefit guarantees to its affiliated companies, Pruco Re and Prudential Insurance. Effective April 1, 2016, the Company recaptured the risks related to its variable annuity living benefit guarantees that were previously reinsured to Pruco Re and Prudential Insurance. In addition, the Company reinsured the variable annuity base contracts, along with the living benefit guarantees, from Pruco Life, excluding the PLNJ business which was reinsured to Prudential Insurance, under a coinsurance and modified coinsurance agreement. This reinsurance agreement covers new and in force business and excludes business reinsured externally. The product risks related to the reinsured business are being managed in the Company. In addition, the living benefit hedging program related to the reinsured living benefit guarantees is being managed within the Company. These series of transactions are collectively referred to as the "Variable Annuities Recapture".
As part of the Variable Annuities Recapture, the Company received invested assets of $3.1 billion as consideration from Pruco Re, which is equivalent to the amount of statutory reserve credit taken as of March 31, 2016, and unwound the associated reinsurance recoverable of $3.4 billion. As a result of the recapture transaction, the Company recognized a loss of $0.3 billion immediately.

For the Variable Annuities Recapture, the Company received invested assets of $7.1 billion as consideration from Pruco Life and established reserves of $9.4 billion. In addition, the Company incurred ceding commissions of $3.6 billion, of which $1.1 billion was in the form of reassignment of debt from Pruco Life. Also, the Company established deferred policy acquisition costs ("DAC") and deferred sales inducements ("DSI") balances, which were equivalent to the ceding commission incurred by the Company. For the reinsurance of the variable annuity base contracts, the Company recognized a benefit of $0.3 billion, which was deferred and will subsequently be amortized through "General, administrative and other expenses". For the reinsurance of the living benefit guarantees, the Company recognized a loss of $2.6 billion immediately since the reinsurance contract is accounted for as a free-standing derivative.
The Company also received a capital contribution of $8.4 billion from PAI.
As a result of the Variable Annuities Recapture, Pruco Re no longer had any material active reinsurance with affiliates. On September 30, 2016, Pruco Re was merged with and into the Company.
The impact of these transactions on the Statements of Operations and Comprehensive Income (Loss) was as follows:

Day 1 Impact of the Variable Annuities Recapture(1)	Impacts of Recapture	Impacts of Reinsurance	Total Impacts
	(in millions)
REVENUES
Premiums	$0	$832	$832
Realized investment gains (losses), net	(305)	(2,561)	(2,866)
TOTAL REVENUES	(305)	(1,729)	(2,034)
BENEFITS AND EXPENSES
Policyholders' benefits	0	522	522
General, administrative and other expenses	0	310	310
TOTAL BENEFITS AND EXPENSES	0	832	832
INCOME (LOSS) FROM OPERATIONS BEFORE INCOME TAXES	(305)	(2,561)	(2,866)
Income tax expense (benefit)	(114)	(961)	(1,075)
NET INCOME (LOSS)	$(191)	$(1,600)	$(1,791)

(1)	Day 1 Significant Non-Cash Transactions:

•
Consideration transferred includes non-cash activities of $3.1 billion for assets received related to the recapture transaction with Pruco Re, $7.1 billion for assets received related to the reinsurance transaction with Pruco Life and $3.6 billion related to non-cash capital contributions from PAI.

•	Prudential Financial contributed current tax receivables through PAI of $1.5 billion to the Company as part of the Variable Annuities Recapture.

•	The Company incurred ceding commissions of $3.6 billion, of which $1.1 billion was in the form of reassignment of debt from Pruco Life.

•
Additional paid-in capital ("APIC") includes non-cash capital contributions from PAI of $3.6 billion in invested assets, $1.5 billion of current tax receivables and $2.5 billion funding for the ceding commission for the reinsurance transaction with Pruco Life.

Basis of Presentation
The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
The most significant estimates include those used in determining DAC and related amortization; value of business acquired ("VOBA") and its amortization; amortization of DSI; valuation of investments including derivatives and the recognition of other-than-temporary impairments (“OTTI”); future policy benefits including guarantees; provision for income taxes and valuation of deferred tax assets; and accruals for contingent liabilities, including estimates for losses in connection with unresolved legal and regulatory matters.
Reclassifications
Certain amounts in prior periods have been reclassified to conform to the current period presentation.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

2.    SIGNIFICANT ACCOUNTING POLICIES AND PRONOUNCEMENTS
ASSETS
Fixed maturities, available-for-sale, at fair value are comprised of bonds, notes and redeemable preferred stock. Fixed maturities classified as “available-for-sale” are carried at fair value. See Note 5 for additional information regarding the determination of fair value. The associated unrealized gains and losses, net of tax, and the effect on DAC, VOBA, DSI, future policy benefits, policyholders’ account balances that would result from the realization of unrealized gains and losses, are included in “Accumulated other comprehensive income (loss)” (“AOCI”). The purchased cost of fixed maturities is adjusted for amortization of premiums and accretion of discounts to maturity or, if applicable, call date.
Interest income, and amortization of premium and accretion of discount are included in “Net investment income” under the effective yield method. Additionally, prepayment premiums are also included in “Net investment income”. For mortgage-backed and asset-backed securities, the effective yield is based on estimated cash flows, including interest rate and prepayment assumptions based on data from widely accepted third-party data sources or internal estimates. In addition to interest rate and prepayment assumptions, cash flow estimates also vary based on other assumptions regarding the underlying collateral including default rates and changes in value. These assumptions can significantly impact income recognition and the amount of OTTI recognized in earnings and other comprehensive income. For high credit quality mortgage-backed and asset-backed securities (those rated AA or above), cash flows are provided quarterly, and the amortized cost and effective yield of the securities are adjusted as necessary to reflect historical prepayment experience and changes in estimated future prepayments. The adjustments to amortized cost are recorded as a charge or credit to "Net investment income" in accordance with the retrospective method. For mortgage-backed and asset-backed securities rated below AA or those for which an OTTI has been recorded, the effective yield is adjusted prospectively for any changes in estimated cash flows. See the discussion below on realized investment gains and losses for a description of the accounting for impairments.

Fixed maturities, trading, at fair value consists of fixed maturities that are carried at fair value. Realized and unrealized gains and losses on these investments are reported in “Asset administration fees and other income”, and interest and dividend income from these investments is reported in “Net investment income”.

Equity securities, at fair value is comprised of common stock, mutual fund shares, and preferred stock, which are carried at fair value. Realized and unrealized gains and losses on these investments are reported in “Asset administration fees and other income”, and dividend income is reported in “Net investment income” on the ex-dividend date.
Commercial mortgage and other loans consist of commercial mortgage loans and agricultural property loans. Commercial mortgage and other loans held for investment are generally carried at unpaid principal balance, net of unamortized deferred loan origination fees and expenses and net of an allowance for losses. Commercial mortgage and other loans acquired, including those related to the acquisition of a business, are recorded at fair value when purchased, reflecting any premiums or discounts to unpaid principal balances. Interest income, and the amortization of the related premiums or discounts, are included in “Net investment income” under the effective yield method. Prepayment fees are also included in "Net investment income".
Impaired loans include those loans for which it is probable that amounts due will not all be collected according to the contractual terms of the loan agreement. The Company defines “past due” as principal or interest not collected at least 30 days past the scheduled contractual due date. Interest received on loans that are past due, including impaired and non-impaired loans, as well as, loans that were previously modified in a troubled debt restructuring, is either applied against the principal or reported as net investment income based on the Company’s assessment as to the collectability of the principal. See Note 3 for additional information about the Company’s past due loans.
The Company discontinues accruing interest on loans after the loans become 90 days delinquent as to principal or interest payments, or earlier when the Company has doubts about collectability. When the Company discontinues accruing interest on a loan, any accrued but uncollectible interest on the loan and other loans backed by the same collateral, if any, is charged to interest income in the same period. Generally, a loan is restored to accrual status only after all delinquent interest and principal are brought current and, in the case of loans where the payment of interest has been interrupted for a substantial period, or the loan has been modified, a regular payment performance has been established.
The Company reviews the performance and credit quality of the commercial mortgage and other loan portfolio on an on-going basis. Loans are placed on watch list status based on a predefined set of criteria and are assigned one of two categories. Loans are classified as “closely monitored” when it is determined that there is a collateral deficiency or other credit events that may lead to a potential loss of principal or interest. Loans “not in good standing” are those loans where the Company has concluded that there is a high probability of loss of principal, such as when the loan is delinquent or in the process of foreclosure. As described below, in determining the allowance for losses, the Company evaluates each loan on the watch list to determine if it is probable that amounts due will not be collected according to the contractual terms of the loan agreement.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

Loan-to-value and debt service coverage ratios are measures commonly used to assess the quality of commercial mortgage loans. The loan-to-value ratio compares the amount of the loan to the fair value of the underlying property collateralizing the loan, and is commonly expressed as a percentage. Loan-to-value ratios greater than 100% indicate that the loan amount exceeds the collateral value. A loan-to-value ratio less than 100% indicates an excess of collateral value over the loan amount. The debt service coverage ratio compares a property’s net operating income to its debt service payments. Debt service coverage ratios less than 1.0 times indicate that property operations do not generate enough income to cover the loan’s current debt payments. A debt service coverage ratio greater than 1.0 times indicates an excess of net operating income over the debt service payments. The values utilized in calculating these ratios are developed as part of the Company’s periodic review of the commercial mortgage loan and agricultural property loan portfolios, which includes an internal appraisal of the underlying collateral value. The Company’s periodic review also includes a quality re-rating process, whereby the internal quality rating originally assigned at underwriting is updated based on current loan, property and market information using a proprietary quality rating system. The loan-to-value ratio is the most significant of several inputs used to establish the internal credit rating of a loan which in turn drives the allowance for losses. Other key factors considered in determining the internal credit rating include debt service coverage ratios, amortization, loan term, and estimated market value growth rate and volatility for the property type and region. See Note 3 for additional information related to the loan-to-value ratios and debt service coverage ratios related to the Company’s commercial mortgage and agricultural loan portfolios.
The allowance for losses includes a loan specific reserve for each impaired loan that has a specifically identified loss and a portfolio reserve for probable incurred but not specifically identified losses. For impaired commercial mortgage and other loans the allowances for losses are determined based on the present value of expected future cash flows discounted at the loan’s effective interest rate, or based upon the fair value of the collateral if the loan is collateral dependent. The portfolio reserves for probable incurred but not specifically identified losses in the commercial mortgage and agricultural loan portfolios consider the current credit composition of the portfolio based on an internal quality rating as described above. The portfolio reserves are determined using past loan experience, including historical credit migration, loss probability and loss severity factors by property type. These factors are reviewed and updated as appropriate.
The allowance for losses on commercial mortgage and other loans can increase or decrease from period to period based on the factors noted above. “Realized investment gains (losses), net” includes changes in the allowance for losses. “Realized investment gains (losses), net” also includes gains and losses on sales, certain restructurings, and foreclosures.
When a commercial mortgage or other loan is deemed to be uncollectible, any specific valuation allowance associated with the loan is reversed and a direct write down of the carrying amount of the loan is made. The carrying amount of the loan is not adjusted for subsequent recoveries in value.
Commercial mortgage and other loans are occasionally restructured in a troubled debt restructuring. These restructurings generally include one or more of the following: full or partial payoffs outside of the original contract terms; changes to interest rates; extensions of maturity; or additions or modifications to covenants. Additionally, the Company may accept assets in full or partial satisfaction of the debt as part of a troubled debt restructuring. When restructurings occur, they are evaluated individually to determine whether the restructuring or modification constitutes a “troubled debt restructuring” as defined by authoritative accounting guidance. If the borrower is experiencing financial difficulty and the Company has granted a concession, the restructuring, including those that involve a partial payoff or the receipt of assets in full satisfaction of the debt is deemed to be a troubled debt restructuring. Based on the Company’s credit review process described above, these loans generally would have been deemed impaired prior to the troubled debt restructuring, and specific allowances for losses would have been established prior to the determination that a troubled debt restructuring has occurred.
In a troubled debt restructuring where the Company receives assets in full satisfaction of the debt, any specific valuation allowance is reversed and a direct write-down of the loan is recorded for the amount of the allowance, and any additional loss, net of recoveries, or any gain is recorded for the difference between the fair value of the assets received and the recorded investment in the loan. When assets are received in partial settlement, the same process is followed, and the remaining loan is evaluated prospectively for impairment based on the credit review process noted above. When a loan is restructured in a troubled debt restructuring, the impairment of the loan is remeasured using the modified terms and the loan’s original effective yield, and the allowance for loss is adjusted accordingly. Subsequent to the modification, income is recognized prospectively based on the modified terms of the loans in accordance with the income recognition policy noted above. Additionally, the loan continues to be subject to the credit review process noted above.
In situations where a loan has been restructured in a troubled debt restructuring and the loan has subsequently defaulted, this factor is considered when evaluating the loan for a specific allowance for losses in accordance with the credit review process noted above.
See Note 3 for additional information about commercial mortgage and other loans that have been restructured in a troubled debt restructuring.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

Policy loans represent funds loaned to policyholders up to the cash surrender value of the associated insurance policies and are carried at the unpaid principal balances due to the Company from the policyholders. Interest income on policy loans is recognized in “Net investment income” at the contract interest rate when earned. Policy loans are fully collateralized by the cash surrender value of the associated insurance policies.
Short-term investments primarily consist of highly liquid debt instruments with a maturity of twelve months or less and greater than three months when purchased. These investments are generally carried at fair value or amortized cost that approximates fair value and include certain money market investments, funds managed similar to regulated money market funds, short-term debt securities issued by government sponsored entities and other highly liquid debt instruments.

Other invested assets consist of the Company’s non-coupon investments in limited partnerships and limited liability companies ("LPs/LLCs") (other than operating joint ventures), as well as wholly-owned investment real estate, derivative assets and other investments. LPs/LLCs interests are accounted for using either the equity method of accounting, or at fair value with changes in fair value reported in “Asset administration fees and other income”. The Company’s income from investments in LPs/LLCs accounted for using the equity method, other than the Company’s investments in operating joint ventures, is included in “Net investment income.” The carrying value of these investments is written down, or impaired, to fair value when a decline in value is considered to be other-than-temporary. In applying the equity method (including assessment for OTTI), the Company uses financial information provided by the investee, generally on a one to three-month lag. For the investments reported at fair value with changes in fair value reported in current earnings, the associated realized and unrealized gains and losses are reported in “Asset administration fees and other income”.
Realized investment gains (losses) are computed using the specific identification method. Realized investment gains and losses are generated from numerous sources, including the sales of fixed maturity securities, investments in joint ventures and limited partnerships and other types of investments, as well as adjustments to the cost basis of investments for net OTTI recognized in earnings. Realized investment gains and losses also reflect changes in the allowance for losses on commercial mortgage and other loans, and fair value changes on embedded derivatives and free-standing derivatives that do not qualify for hedge accounting treatment. See “Derivative Financial Instruments” below for additional information regarding the accounting for derivatives.
The Company’s available-for-sale securities with unrealized losses are reviewed quarterly to identify OTTI in value. In evaluating whether a decline in value is other-than-temporary, the Company considers several factors including, but not limited to the following: (1) the extent and the duration of the decline; (2) the reasons for the decline in value (credit event, currency or interest-rate related, including general credit spread widening); and (3) the financial condition of and near-term prospects of the issuer.
An OTTI is recognized in earnings for a debt security in an unrealized loss position when the Company either (1) has the intent to sell the debt security or (2) it is more likely than not will be required to sell the debt security before its anticipated recovery. For all debt securities in unrealized loss positions that do not meet either of these two criteria, the Company analyzes its ability to recover the amortized cost by comparing the net present value of projected future cash flows with the amortized cost of the security. The net present value is calculated by discounting the Company’s best estimate of projected future cash flows at the effective interest rate implicit in the debt security prior to impairment. The Company may use the estimated fair value of collateral as a proxy for the net present value if it believes that the security is dependent on the liquidation of collateral for recovery of its investment. If the net present value is less than the amortized cost of the investment an OTTI is recognized.
When an OTTI of a debt security has occurred, the amount of the OTTI recognized in earnings depends on whether the Company intends to sell the security or more likely than not will be required to sell the security before recovery of its amortized cost basis. If the debt security meets either of these two criteria, the OTTI recognized in earnings is equal to the entire difference between the security’s amortized cost basis and its fair value at the impairment measurement date. For OTTI of debt securities that do not meet these criteria, the net amount recognized in earnings is equal to the difference between the amortized cost of the debt security and its net present value calculated as described above. Any difference between the fair value and the net present value of the debt security at the impairment measurement date is recorded in “Other comprehensive income (loss)” (“OCI”). Unrealized gains or losses on securities for which an OTTI has been recognized in earnings is tracked as a separate component of AOCI.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

The split between the amount of an OTTI recognized in OCI and the net amount recognized in earnings for debt securities is driven principally by assumptions regarding the amount and timing of projected cash flows. For mortgage-backed and asset-backed securities, cash flow estimates consider the payment terms of the underlying assets backing a particular security, including interest rate and prepayment assumptions, based on data from widely accepted third-party data sources or internal estimates. In addition to interest rate and prepayment assumptions, cash flow estimates also include other assumptions regarding the underlying collateral including default rates and recoveries, which vary based on the asset type and geographic location, as well as the vintage year of the security. For structured securities, the payment priority within the tranche structure is also considered. For all other debt securities, cash flow estimates are driven by assumptions regarding probability of default and estimates regarding timing and amount of recoveries associated with a default. The Company has developed these estimates using information based on its historical experience as well as using market observable data, such as industry analyst reports and forecasts, sector credit ratings and other data relevant to the collectability of a security, such as the general payment terms of the security and the security’s position within the capital structure of the issuer.
The new cost basis of an impaired security is not adjusted for subsequent increases in estimated fair value. In periods subsequent to the recognition of an OTTI, the impaired security is accounted for as if it had been purchased on the measurement date of the impairment. For debt securities, the discount (or reduced premium) based on the new cost basis may be accreted into net investment income in future periods, including increases in cash flow on a prospective basis. In certain cases where there are decreased cash flow expectations, the security is reviewed for further cash flow impairments.
Unrealized investment gains and losses are also considered in determining certain other balances, including DAC, VOBA, DSI, certain future policy benefits and deferred tax assets or liabilities. These balances are adjusted, as applicable, for the impact of unrealized gains or losses on investments as if these gains or losses had been realized, with corresponding credits or charges included in AOCI. Each of these balances is discussed in greater detail below.
Cash and cash equivalents include cash on hand, amounts due from banks, certain money market investments, funds managed similar to regulated money market funds, other debt instruments with maturities of three months or less when purchased, other than cash equivalents that are included in "Fixed maturities, available-for-sale, at fair value," and receivables related to securities purchased under agreements to resell (see also "Securities sold under agreements to purchase" below.) The Company also engages in overnight borrowing and lending of funds with Prudential Financial and affiliates which are considered cash and cash equivalents.
Deferred policy acquisition costs are related directly to the successful acquisition of new and renewal insurance and annuity business that have been deferred to the extent such costs are deemed recoverable from future profits. Such DAC primarily includes commissions, costs of policy issuance and underwriting, and certain other expenses that are directly related to successfully negotiated contracts. In each reporting period, capitalized DAC is amortized to “Amortization of DAC", net of the accrual of imputed interest on DAC balances. DAC is subject to periodic recoverability testing. DAC, for applicable products, is adjusted for the impact of unrealized gains or losses on investments as if these gains or losses had been realized, with corresponding credits or charges included in AOCI.
DAC related to fixed and variable deferred annuity products are generally deferred and amortized over the expected life of the contracts in proportion to gross profits arising principally from investment margins, mortality and expense margins, and surrender charges, based on historical and anticipated future experience, which is updated periodically. The Company uses a reversion to the mean approach for equities to derive future equity return assumptions. However, if the projected equity return calculated using this approach is greater than the maximum equity return assumption, the maximum equity return is utilized. Gross profits also include impacts from the embedded derivatives associated with certain of the optional living benefit features of the Company’s variable annuity contracts and related hedging activities. In calculating gross profits, profits and losses related to contracts issued by the Company that are reported in affiliated legal entities other than the Company as a result of, for example, reinsurance agreements with those affiliated entities, are also included. The Company is an indirect subsidiary of Prudential Financial, an United States Securities and Exchange Commission (the "SEC") registrant, and has extensive transactions and relationships with other subsidiaries of Prudential Financial, including reinsurance agreements, as described in Note 10. Incorporating all product-related profits and losses in gross profits, including those that are reported in affiliated legal entities, produces a DAC amortization pattern representative of the total economics of the products. Total gross profits include both actual gross profits and estimates of gross profits for future periods. The Company regularly evaluates and adjusts DAC balances with a corresponding charge or credit to current period earnings, representing a cumulative adjustment to all prior periods’ amortization, for the impact of actual gross profits and changes in the Company's projections of estimated future gross profits. Adjustments to DAC balances include: (i) annual review of assumptions that reflect the comprehensive review of the assumptions used in estimating gross profits for future periods, (ii) quarterly adjustments for current period experience (also referred to as “experience true-up” adjustments) that reflect the impact of differences between actual gross profits for a given period and the previously estimated expected gross profits for that period, and (iii) quarterly adjustments for market performance (also referred to as “experience unlocking”) that reflect the impact of changes to the Company's estimate of total gross profits to reflect actual fund performance and market conditions.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

For some products, policyholders can elect to modify product benefits, features, rights or coverages by exchanging a contract for a new contract or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. These transactions are known as internal replacements. For internal replacement transactions, except those that involve the addition of a nonintegrated contract feature that does not change the existing base contract, the unamortized DAC is immediately charged to expense if the terms of the new policies are not substantially similar to those of the former policies. If the new terms are substantially similar to those of the earlier policies, the DAC is retained with respect to the new policies and amortized over the expected life of the new policies. See Note 6 for additional information regarding DAC.
Accrued investment income primarily includes accruals of interest and dividend income from investments that have been earned but not yet received.
Reinsurance recoverables include corresponding receivables associated with reinsurance arrangements with affiliates. For additional information about these arrangements see Note 10.
Income taxes asset primarily represents the net deferred tax asset and the Company’s estimated taxes receivable for the current year and open audit years.
The Company is a member of the federal income tax return of Prudential Financial and primarily files separate company state and local tax returns. Pursuant to the tax allocation arrangement with Prudential Financial, total federal income tax expense is determined on a separate company basis. Members with losses record tax benefits to the extent such losses are recognized in the consolidated federal tax provision.
Items required by tax regulations to be included in the tax return may differ from the items reflected in the financial statements. As a result, the effective tax rate reflected in the financial statements may be different than the actual rate applied on the tax return. Some of these differences are permanent such as expenses that are not deductible in the Company’s tax return, and some differences are temporary, reversing over time, such as valuation of insurance reserves. Temporary differences create deferred tax assets and liabilities. Deferred tax assets generally represent items that can be used as a tax deduction or credit in future years for which the Company has already recorded the tax benefit in the Company’s Statements of Operations. Deferred tax liabilities generally represent tax expense recognized in the Company’s financial statements for which payment has been deferred, or expenditures for which the Company has already taken a deduction in the Company’s tax return but have not yet been recognized in the Company’s financial statements.
Deferred income taxes are recognized, based on enacted rates, when assets and liabilities have different values for financial statement and tax reporting purposes. The application of U.S. GAAP requires the Company to evaluate the recoverability of the Company’s deferred tax assets and establish a valuation allowance if necessary to reduce the Company’s deferred tax assets to an amount that is more likely than not expected to be realized. Considerable judgment is required in determining whether a valuation allowance is necessary, and if so, the amount of such valuation allowance. See Note 11 for a discussion of factors considered when evaluating the need for a valuation allowance.
In December of 2017, SEC staff issued "SAB 118, Income Tax Accounting Implications of the Tax Cuts and Jobs Act" ("SAB 118"), which allowed registrants to record provisional amounts during a ‘measurement period’ not to extend beyond one year. Under the relief provided by SAB 118, a company could recognize provisional amounts when it did not have the necessary information available, prepared or analyzed in reasonable detail to complete its accounting for the change in tax law. See Note 11 for a discussion of provisional amounts related to the U.S. Tax Cuts and Jobs Act of 2017 ("Tax Act of 2017") recorded in 2017 and adjustments to provisional amounts recorded in 2018.
U.S. GAAP prescribes a comprehensive model for how a company should recognize, measure, present, and disclose in its financial statements uncertain tax positions that a company has taken or expects to take on tax returns. The application of this guidance is a two-step process. First, the Company determines whether it is more likely than not, based on the technical merits, that the tax position will be sustained upon examination. If a tax position does not meet the more likely than not recognition threshold, the benefit of that position is not recognized in the financial statements. The second step is measurement. The Company measures the tax position as the largest amount of benefit that is greater than 50 percent likely of being realized upon ultimate resolution with a taxing authority that has full knowledge of all relevant information. This measurement considers the amounts and probabilities of the outcomes that could be realized upon ultimate settlement using the facts, circumstances, and information available at the reporting date.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

The Company’s liability for income taxes includes a liability for unrecognized tax benefits, interest and penalties which relate to tax years still subject to review by the Internal Revenue Service (“IRS”) or other taxing jurisdictions. Audit periods remain open for review until the statute of limitations has passed. Generally, for tax years which produce net operating losses, capital losses or tax credit carryforwards (“tax attributes”), the statute of limitations does not close, to the extent of these tax attributes, until the expiration of the statute of limitations for the tax year in which they are fully utilized. The completion of review or the expiration of the statute of limitations for a given audit period could result in an adjustment to the liability for income taxes. The Company classifies all interest and penalties related to tax uncertainties as income tax expense.
See Note 11 for additional information regarding income taxes.
VOBA represents identifiable intangible assets to which a portion of the purchase price in a business acquisition is attributed under the application of purchase accounting. VOBA represents an adjustment to the stated value of in force insurance contract liabilities to present them at fair value, determined as of the acquisition date. VOBA balances are subject to recoverability testing, in the manner in which it was acquired. The Company has established a VOBA asset primarily for its acquisition of American Skandia Life Assurance Corporation. The Company amortizes VOBA over the anticipated life of the acquired contracts using the same methodology and assumptions used to amortize DAC. The Company records amortization of VOBA in “General, administrative, and other expenses.” See Note 7 for additional information regarding VOBA.
Deferred sales inducements represent various types of sales inducements to contractholders related to fixed and variable deferred annuity contracts. The Company defers sales inducements and amortizes them over the expected life of the policy using the same methodology and assumptions used to amortize DAC. Sales inducement balances are subject to periodic recoverability testing. The Company records amortization of DSI in “Interest credited to policyholders’ account balances.” DSI for applicable products is adjusted for the impact of unrealized gains or losses on investments as if these gains or losses had been realized, with corresponding credits or charges included in AOCI. See Note 9 for additional information regarding sales inducements.
Other assets consist primarily of accruals for asset administration fees, deferred loss on reinsurance with an affiliate and receivables resulting from sales of securities that had not yet settled at the balance sheet date.
Separate account assets represent segregated funds that are invested for certain contractholders. The contractholder has the option of directing funds to a wide variety of investment options, most of which invest in mutual funds. The investment risk on the variable portion of a contract is borne by the contractholder, except to the extent of minimum guarantees by the Company, which are not separate account liabilities. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company. The investment income and realized investment gains or losses from separate accounts generally accrue to the contractholders and are not included in the Company’s results of operations. Mortality, policy administration and surrender charges assessed against the accounts are included in “Policy charges and fee income”. Asset administration fees charged to the accounts are included in “Asset administration fees and other income”. See Note 9 for additional information regarding separate account arrangements with contractual guarantees. See also “Separate account liabilities” below.
LIABILITIES
Future policy benefits liability is primarily comprised of liabilities for guarantee benefits related to certain long-duration life and annuity contracts, which are discussed more fully in Note 9. These reserves represent reserves for the guaranteed minimum death and optional living benefit features on the Company’s variable annuity products. The optional living benefits are primarily accounted for as embedded derivatives, with fair values calculated as the present value of future expected benefit payments to customers less the present value of assessed rider fees attributable to the embedded derivative feature. For additional information regarding the valuation of these optional living benefit features, see Note 5.
The Company’s liability for future policy benefits also includes reserves based on the present value of estimated future payments to or on behalf of policyholders, where the timing and amount of payment depends on policyholder mortality. Expected mortality is generally based on Company experience, industry data, and/or other factors. Interest rate assumptions are based on factors such as market conditions and expected investment returns. Although mortality, morbidity and interest rate assumptions are “locked-in” upon the issuance of new insurance or annuity business with fixed and guaranteed terms, significant changes in experience or assumptions may require the Company to provide for expected future losses on a product by establishing premium deficiency reserves. Premium deficiency reserves are established, if necessary, when the liability for future policy benefits plus the present value of expected future gross premiums are determined to be insufficient to provide for expected future policy benefits and expenses. Premium deficiency reserves do not include a provision for the risk of adverse deviation. Any adjustments to future policy benefit reserves related to net unrealized gains on securities classified as available-for-sale are included in AOCI. See Note 8 for additional information regarding future policy benefits.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

Policyholders’ account balances liability represents the contract value that has accrued to the benefit of the policyholder as of the balance sheet date. This liability is primarily associated with the accumulated account deposits, plus interest credited, less policyholder withdrawals and other charges assessed against the account balance, as applicable. These policyholders’ account balances also include provision for benefits under non-life contingent payout annuities. See Note 8 for additional information regarding policyholders’ account balances.
Cash collateral for loaned securities represent liabilities to return cash proceeds from security lending transactions. Securities lending transactions are used primarily to earn spread income, or to borrow funds. As part of securities lending transactions, the Company transfers U.S. and foreign debt and equity securities, as well as U.S. government and government agency securities, and receives cash as collateral. Cash proceeds from securities lending transactions are used to earn spread income, and are typically invested in cash equivalents, short-term investments or fixed maturities. Securities lending transactions are treated as financing arrangements and are recorded at the amount of cash received. The Company obtains collateral in an amount equal to 102% and 105% of the fair value of the domestic and foreign securities, respectively. The Company monitors the market value of the securities loaned on a daily basis with additional collateral obtained as necessary. Substantially all of the Company’s securities lending transactions are with large brokerage firms and large banks. Income and expenses associated with securities lending transactions used to earn spread income are reported as “Net investment income”; however, for securities lending transactions used for funding purposes the associated rebate is reported as interest expense (included in “General, administrative and other expenses”).
Securities sold under agreements to repurchase represent liabilities associated with securities repurchase agreements which are used primarily to earn spread income, to borrow funds, or to facilitate trading activity. As part of securities repurchase agreements, the Company transfers U.S. government and government agency securities to a third-party and receives cash as collateral. For securities repurchase agreements used to earn spread income, the cash received is typically invested in cash equivalents, short-term investments or fixed maturities. Receivables associated with securities purchased under agreements to resell are generally reflected as cash equivalents (see also "Cash and cash equivalents" above). As part of securities resale agreements, the Company invests cash and receives as collateral U.S. government securities or other debt securities.
Securities repurchase and resale agreements that satisfy certain criteria are treated as secured borrowing or secured lending arrangements. These agreements are carried at the amounts at which the securities will be subsequently resold or reacquired, as specified in the respective transactions. For securities purchased under agreements to resell, the Company’s policy is to take possession or control of the securities either directly or through a third-party custodian. These securities are valued daily and additional securities or cash collateral is received, or returned, when appropriate to protect against credit exposure. Securities to be resold are the same, or substantially the same, as the securities received. The majority of these transactions are with large brokerage firms and large banks. For securities sold under agreements to repurchase, the market value of the securities to be repurchased is monitored, and additional collateral is obtained where appropriate, to protect against credit exposure. The Company obtains collateral in an amount at least equal to 95% of the fair value of the securities sold. Securities to be repurchased are the same, or substantially the same, as those sold. The majority of these transactions are with highly rated money market funds. Income and expenses related to these transactions executed within the insurance companies used to earn spread income are reported as “Net investment income”; however, for transactions used for funding purposes, the associated borrowing cost is reported as interest expense (included in “General, administrative and other expenses”). Income and expenses related to these transactions executed within the Company’s derivative operations are reported in “Asset administration fees and other income”.
Short-term and long-term debt liabilities are primarily carried at an amount equal to unpaid principal balance, net of unamortized discount or premium and debt issue costs. Original-issue discount or premium and debt-issue costs are recognized as a component of interest expense over the period the debt is expected to be outstanding, using the interest method of amortization. Interest expense is generally presented within “General, administrative and other expenses” in the Company’s Statements of Operations. Short-term debt is debt coming due in the next twelve months, including that portion of debt otherwise classified as long-term. The short-term debt caption may exclude short-term debt items for which the Company has the intent and ability to refinance on a long-term basis in the near term. See Note 14 for additional information regarding short-term and long-term debt.
Reinsurance payables include corresponding payables associated with reinsurance arrangements with affiliates. For additional information about these arrangements see Note 10.
Other liabilities consist primarily of accrued expenses, technical overdrafts, deferred gain on reinsurance with an affiliate, and payables resulting from purchases of securities that had not yet settled at the balance sheet date. Other liabilities may also include derivative instruments for which fair values are determined as described below under “Derivative Financial Instruments”.
Separate account liabilities primarily represent the contractholders’ account balance in separate account assets and to a lesser extent borrowings of the separate account, and will be equal and offsetting to total separate account assets. See also “Separate account assets” above.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

Commitments and contingent liabilities are accrued if it is probable that a liability has been incurred and an amount is reasonably estimable. Management evaluates whether there are incremental legal or other costs directly associated with the ultimate resolution of the matter that are reasonably estimable and, if so, they are included in the accrual. These accruals are generally reported in “Other liabilities”.
REVENUES AND BENEFITS AND EXPENSES
Insurance Revenue and Expense Recognition
Revenues for variable deferred annuity contracts consist of charges against contractholder account values or separate accounts for mortality and expense risks, administration fees, surrender charges and an annual maintenance fee per contract. Revenues for mortality and expense risk charges and administration fees are recognized as assessed against the contractholder. Surrender charge revenue is recognized when the surrender charge is assessed against the contractholder at the time of surrender. Liabilities for the variable investment options on annuity contracts represent the account value of the contracts and are included in “Separate account liabilities.”
Revenues for variable immediate annuity and supplementary contracts with life contingencies consist of certain charges against contractholder account values including mortality and expense risks and administration fees. These charges and fees are recognized as revenue when assessed against the contractholder. Liabilities for variable immediate annuity contracts represent the account value of the contracts and are included in “Separate account liabilities.”
Revenues for fixed immediate annuity and fixed supplementary contracts with and without life contingencies consist of net investment income. In addition, revenues for fixed immediate annuity contracts with life contingencies also consist of single premium payments recognized as annuity considerations when received. Reserves for contracts without life contingencies are included in “Policyholders’ account balances” while reserves for contracts with life contingencies are included in “Future policy benefits.” Assumed interest rates ranged from 0.0% to 8.3% at December 31, 2018 and 2017.
Revenues for variable life insurance contracts consist of charges against contractholder account values or separate accounts for expense charges, administration fees, cost of insurance charges and surrender charges. Certain contracts also include charges against premium to pay state premium taxes. All of these charges are recognized as revenue when assessed against the contractholder. Liabilities for variable life insurance contracts represent the account value of the contracts and are included in “Separate account liabilities.”
Certain individual annuity contracts provide the contractholder a guarantee that the benefit received upon death or annuitization will be no less than a minimum prescribed amount. These benefits are accounted for as insurance contracts and are discussed in further detail in Note 9. The Company also provides contracts with certain optional living benefits which are considered embedded derivatives. These contracts are discussed in further detail in Note 9.
Amounts received as payment for variable annuities and other contracts without life contingencies are reported as deposits to “Policyholders’ account balances” and/or “Separate account liabilities.” Revenues from these contracts are reflected in “Policy charges and fee income” consisting primarily of fees assessed during the period against the policyholders’ account balances for policy administration charges and surrender charges. In addition to fees, the Company earns investment income from the investments in the Company’s general account portfolio. Fees assessed that represent compensation to the Company for services to be provided in future periods and certain other fees are generally deferred and amortized into revenue over the life of the related contracts in proportion to estimated gross profits. Benefits and expenses for these products include claims in excess of related account balances, expenses of contract administration, interest credited to policyholders’ account balances and amortization of DAC, DSI and VOBA.

Asset administration fees and other income principally includes asset-based asset management fees, which are recognized in the period in which the services are performed. This financial statement line also includes realized and unrealized gains or losses from investments reported as “Fixed maturities, trading, at fair value”, “Equity securities, at fair value”, and “Other invested assets” that are measured at fair value.
OTHER ACCOUNTING POLICIES
Derivative Financial Instruments
Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, financial indices, values of securities or commodities, credit spreads, market volatility, expected returns, and liquidity. Values can also be affected by changes in estimates and assumptions, including those related to counterparty behavior and non-performance risk ("NPR") used in valuation models. Derivative financial instruments generally used by the Company include swaps, futures, forwards and options and may be exchange-traded or contracted in the over-the-counter ("OTC") market. Derivative positions are carried at fair value, generally by obtaining quoted market prices or through the use of valuation models.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

Derivatives are used to manage the interest rate and currency characteristics of assets or liabilities. Additionally, derivatives may be used to seek to reduce exposure to interest rate, credit, foreign currency and equity risks associated with assets held or expected to be purchased or sold, and liabilities incurred or expected to be incurred. As discussed in detail below and in Note 4, all realized and unrealized changes in fair value of derivatives are recorded in current earnings, with the exception of the effective portion of cash flow hedges. Cash flows from derivatives are reported in the operating, investing, or financing activities sections in the Statements of Cash Flows based on the nature and purpose of the derivative.
Derivatives are recorded either as assets, within “Other invested assets,” or as liabilities, within “Payables to parent and affiliates,” except for embedded derivatives which are recorded with the associated host contract. The Company nets the fair value of all derivative financial instruments with counterparties for which a master netting arrangement has been executed.
The Company designates derivatives as either (1) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability (“cash flow” hedge); or (2) a derivative that does not qualify for hedge accounting.
To qualify for hedge accounting treatment, a derivative must be highly effective in mitigating the designated risk of the hedged item. Effectiveness of the hedge is formally assessed at inception and throughout the life of the hedging relationship. Even if a derivative qualifies for hedge accounting treatment, there may be an element of ineffectiveness of the hedge. Under such circumstances, the ineffective portion is recorded in “Realized investment gains (losses), net.”
The Company formally documents at inception all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for undertaking various hedge transactions. This process includes linking all derivatives designated as cash flow hedges to specific assets and liabilities on the balance sheet or to specific firm commitments or forecasted transactions.
When a derivative is designated as a cash flow hedge and is determined to be highly effective, changes in its fair value are recorded in AOCI until earnings are affected by the variability of cash flows being hedged (e.g., when periodic settlements on a variable-rate asset or liability are recorded in earnings). At that time, the related portion of deferred gains or losses on the derivative instrument is reclassified and reported in the Statements of Operations line item associated with the hedged item.
If it is determined that a derivative no longer qualifies as an effective cash flow hedge or management removes the hedge designation, the derivative will continue to be carried on the balance sheet at its fair value, with changes in fair value recognized currently in “Realized investment gains (losses), net.” The component of AOCI related to discontinued cash flow hedges is reclassified to the Statements of Operations line associated with the hedged cash flows consistent with the earnings impact of the original hedged cash flows.
When hedge accounting is discontinued because the hedged item no longer meets the definition of a firm commitment, or because it is probable that the forecasted transaction will not occur by the end of the specified time period, the derivative will continue to be carried on the balance sheet at its fair value, with changes in fair value recognized currently in “Realized investment gains (losses), net.” Any asset or liability that was recorded pursuant to recognition of the firm commitment is removed from the balance sheet and recognized currently in “Realized investment gains (losses), net.” Gains and losses that were in AOCI pursuant to the cash flow hedge of a forecasted transaction are recognized immediately in “Realized investment gains (losses), net.”
If a derivative does not qualify for hedge accounting, all changes in its fair value, including net receipts and payments, are included in “Realized investment gains (losses), net” without considering changes in the fair value of the economically associated assets or liabilities.
The Company is a party to financial instruments that contain derivative instruments that are “embedded” in the financial instruments. At inception, the Company assesses whether the economic characteristics of the embedded instrument are clearly and closely related to the economic characteristics of the remaining component of the financial instrument (i.e., the host contract) and whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When it is determined that (1) the embedded instrument possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded instrument qualifies as an embedded derivative that is separated from the host contract, carried at fair value, and changes in its fair value are included in “Realized investment gains (losses), net.” For certain financial instruments that contain an embedded derivative that otherwise would need to be bifurcated and reported at fair value, the Company may elect to carry the entire instrument at fair value and report it within “Fixed maturities, trading" or "Other invested assets".

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

The Company sold variable annuity contracts that include optional living benefit features that may be treated from an accounting perspective as embedded derivatives. The Company had reinsurance agreements to transfer the risks related to certain of these benefit features to affiliates, Pruco Re and Prudential Insurance through March 31, 2016. Effective April 1, 2016, the Company recaptured the risks related to its variable annuity optional living benefit guarantees that were previously reinsured to Pruco Re and Prudential Insurance. In addition, the Company reinsured the variable annuity base contracts, along with the living benefit guarantees, from Pruco Life, excluding the PLNJ business which was reinsured to Prudential Insurance, under a coinsurance and modified coinsurance agreement. See Note 1 and 10 for additional information. The embedded derivatives related to the living benefit features and the related reinsurance agreements are carried at fair value and included in “Future policy benefits” and “Reinsurance recoverables,” respectively. Changes in the fair value are determined using valuation models as described in Note 5, and are recorded in “Realized investment gains (losses), net.”
RECENT ACCOUNTING PRONOUNCEMENTS
Changes to U.S. GAAP are established by the Financial Accounting Standards Board ("FASB") in the form of Accounting Standards Updates ("ASU") to the FASB Accounting Standards Codification. The Company considers the applicability and impact of all ASU. ASU listed below include those that have been adopted during the current fiscal year and/or those that have been issued but not yet adopted as of the date of this filing. ASU not listed below were assessed and determined to be either not applicable or not material.
Adoption of ASU 2016-01
Effective January 1, 2018, the Company adopted ASU 2016-01, Financial Instruments - Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Liabilities using a modified retrospective method. Adoption of this ASU impacted the Company’s accounting and presentation related to equity investments. The most significant impact is that the changes in fair value of equity securities previously classified as “available-for-sale” are to be reported in net income within “Asset administration fees and other income” in the Statements of Operations. Prior to this, the changes in fair value on equity securities classified as “available-for-sale” were reported in AOCI.

The impacts of this ASU on the Company’s Financial Statements can be categorized as follows: (1) Changes to the presentation within the Statements of Financial Position; (2) Cumulative-effect Adjustment Upon Adoption; and (3) Changes to Accounting Policies. Each of these components is described below.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

(1) Changes to the presentation within the Statements of Financial Position

Because of the fundamental accounting changes as described in section "(3) Changes to Accounting Policies" below, the Company determined that changes to the presentation of certain balances in the investment section of the Company’s Statements of Financial Position were also necessary to maintain clarity and logical presentation. The table below illustrates these changes by presenting the balances as previously reported in the Company’s Annual Report on Form 10-K for the year ended December 31, 2017 and the reclassifications that were made, along with a footnote explanation of each reclassification.

	December 31, 2017
	As previously reported	Reclassifications			As currently reported
Statement of Financial Position Line Items		(1)	(2)	(3)
	(in thousands)
Fixed maturities, available-for-sale, at fair value	$10,110,786				$10,110,786
*Fixed maturities, trading, at fair value	0		166,360		166,360
~~Trading account assets, at fair value~~	181,717		(181,717)		0
~~Equity securities, available-for-sale, at fair value~~ 	18	(18)			0
*Equity securities, at fair value	0	18	15,357		15,375
Commercial mortgage and other loans	1,387,012				1,387,012
Policy loans	12,558				12,558
Short-term investments	711,071				711,071
~~Other long-term investments~~	335,811			(335,811)	0
*Other invested assets	0			335,811	335,811
Total investments	$12,738,973	$0	$0	$0	$12,738,973
* - New line item effective January 1, 2018.
~~Strikethrough~~ - Eliminated line item effective January 1, 2018.

(1)	Retitled “Equity securities, available-for-sale, at fair value” to “Equity securities, at fair value” as equity securities can no longer be described as available-for-sale.

(2)	Eliminated the line item “Trading account assets, at fair value” and reclassified each component to another line item.

(3)	Retitled “Other long-term investments” to “Other invested assets”.

(2) Cumulative-effect Adjustment Upon Adoption

The provisions of ASU 2016-01 require that the Company apply the amendments through a cumulative-effect adjustment to the Statements of Financial Position as of the beginning of the fiscal year of adoption. The following table illustrates the impact on the Company’s Statement of Financial Position as a result of recording this cumulative-effect adjustment on January 1, 2018.

Summary of ASU 2016-01 Transition Impacts on the Statement
of Financial Position upon Adoption on January 1, 2018
(in thousands)
Increase / (Decrease)
Other invested assets	$423
Total assets	$423
Income taxes payable	89
Total liabilities	89
Accumulated other comprehensive income (loss)	(3)
Retained earnings	337
Total equity	334
Total liabilities and equity	$423

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

(3) Changes to Accounting Policies

The narrative description of our significant accounting policies at the beginning of this Note reflects our policies as of December 31, 2018, including policies associated with the adoption of ASU 2016-01.

Other ASU adopted during the twelve months ended December 31, 2018

Standard	Description	Effective date and method of adoption	Effect on the financial statements or other significant matters
ASU 2014-09, Revenue from Contracts with Customers (Topic 606)
The ASU is based on the core principle that revenue is recognized to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods and services. The standard also requires additional disclosures about the nature, amount, timing and uncertainty of revenue and cash flows arising from customer contracts, and assets recognized from the costs to obtain or fulfill a contract with a customer. Revenue recognition for insurance contracts and financial instruments is explicitly scoped out of the standard.
		January 1, 2018 using the modified retrospective method which included a cumulative-effect adjustment on the balance sheet as of the beginning of the fiscal year of adoption.	Adoption of the ASU did not have an impact on the Company’s Financial Statements and Notes to the Financial Statements.
ASU 2016-15, Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments (a Consensus of the Emerging Issues Task Force)
This ASU addresses diversity in practice in how certain cash receipts and cash payments are presented and classified in the statement of cash flows. The standard provides clarity on the treatment of eight specifically defined types of cash inflows and outflows.
		January 1, 2018 using the retrospective method (with early adoption permitted provided that all amendments are adopted in the same period).	Adoption of the ASU did not have a significant impact on the Company’s Financial Statements and Notes to the Financial Statements.
ASU 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash
In November 2016, the FASB issued this ASU to address diversity in practice from entities classifying and presenting transfers between cash and restricted cash as operating, investing, or financing activities, or as a combination of those activities in the Statement of Cash Flows. The ASU requires entities to show the changes in the total of cash, cash equivalents, restricted cash, and restricted cash equivalents in the Statement of Cash Flows. As a result, transfers between such categories will no longer be presented in the Statement of Cash Flows.
		January 1, 2018 using the retrospective method (with early adoption permitted).	Adoption of the ASU did not have a significant impact on the Company’s Financial Statements and Notes to the Financial Statements.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

ASU 2018-02, Income Statement - Reporting Comprehensive Income (Topic 220): Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income (Loss)
In February 2018, this ASU was issued following the enactment of the Tax Act of 2017. This ASU allows an entity to elect a reclassification from AOCI to retained earnings for stranded effects resulting from the Tax Act of 2017.

January 1, 2019 with early adoption permitted. The ASU should be applied either in the period of adoption or retrospectively to each period in which the effect of the change in the U.S. federal corporate income tax rate in the Tax Act of 2017 is recognized.

The Company early adopted the ASU effective January 1, 2018 and elected to apply the ASU in the period of adoption subsequent to recording the adoption impacts of ASU 2016-01 as described above. As a result, the Company reclassified stranded effects resulting from the Tax Act of 2017 by decreasing AOCI and increasing retained earnings, each by $36.7 million. Stranded effects unrelated to the Tax Act of 2017 are generally released from AOCI when an entire portfolio of the type of item related to the stranded effect is liquidated, sold or extinguished (i.e., portfolio approach).

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

ASU issued but not yet adopted as of December 31, 2018 — ASU 2018-12

ASU 2018-12, Financial Services - Insurance (Topic 944): Targeted Improvements to the Accounting for Long-Duration Contracts, was issued by the FASB on August 15, 2018 and is expected to have a significant impact on the Company’s Financial Statements and Notes to the Financial Statements. The ASU is effective January 1, 2021 (with early adoption permitted), and will impact, at least to some extent, the accounting and disclosure requirements for all long-duration insurance and investment contracts issued by the Company. Outlined below are four key areas of change, although there are other changes not noted below. In addition to the impacts to the balance sheet upon adoption, the Company also expects an impact to how earnings emerge thereafter.

ASU 2018-12 Amended Topic	Description	Method of adoption	Effect on the financial statements or other significant matters
Cash flow assumptions used to measure the liability for future policy benefits for non-participating traditional and limited-pay insurance products
Requires an entity to review, and if necessary, update the cash flow assumptions used to measure the liability for future policy benefits, for both changes in future assumptions and actual experience, at least annually using a retrospective update method with a cumulative catch-up adjustment recorded in a separate line item in the Statements of Operations.

An entity may choose one of two adoption methods for the liability for future policy benefits: (1) a modified retrospective transition method whereby the entity will apply the amendments to contracts in force as of the beginning of the earliest period presented on the basis of their existing carrying amounts, adjusted for the removal of any related amounts in AOCI or (2) a full retrospective transition method.
The options for method of adoption and the impacts of such methods are under assessment.
Discount rate assumption used to measure the liability for future policy benefits for non-participating traditional and limited-pay insurance products	Requires discount rate assumptions to be based on an upper-medium grade fixed income instrument yield and will be required to be updated each quarter with the impact recorded through OCI.
As noted above, an entity may choose either a modified retrospective transition method or full retrospective transition method for the liability for future policy benefits. Under either method, for balance sheet remeasurement purposes, the liability for future policy benefits will be remeasured using current discount rates as of the beginning of the earliest period presented with the impact recorded as a cumulative effect adjustment to AOCI.

Upon adoption, under either transition method, there will be an adjustment to AOCI as a result of remeasuring in force contract liabilities using current upper-medium grade fixed income instrument yields. The adjustment upon adoption will largely reflect the difference between the discount rate locked-in at contract inception versus current discount rates at transition. The magnitude of such adjustment is currently being assessed.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

Amortization of DAC and other balances
Requires DAC and other balances, such as unearned revenue reserves and DSI, to be amortized on a constant level basis over the expected term of the related contract, independent of expected profitability.

An entity may apply one of two adoption methods: (1) a modified retrospective transition method whereby the entity will apply the amendments to contracts in force as of the beginning of the earliest period presented on the basis of their existing carrying amounts, adjusted for the removal of any related amounts in AOCI or (2) if an entity chooses a full retrospective transition method for its future policy benefits, as described above, it is required to also use a retrospective transition method for DAC and other balances.

The options for method of adoption and the impacts of such methods are under assessment. Under the modified retrospective transition method, the Company would not expect a significant impact to the balance sheet, other than the impact of the removal of any related amounts in AOCI.

Market Risk Benefits
Requires an entity to measure all market risk benefits (e.g., living benefit and death benefit guarantees associated with variable annuities) at fair value with changes in value attributable to changes in an entity’s NPR to be recognized in OCI.
An entity will apply a retrospective transition method which will include a cumulative-effect adjustment on the balance sheet as of the earliest period presented.
Upon adoption, the Company expects an impact to retained earnings for the difference between the fair value and carrying value of benefits not currently measured at fair value (e.g., Guaranteed Minimum Death Benefits ("GMDB") on variable annuities) and an impact from reclassifying the cumulative effect of changes in NPR from retained earnings to AOCI. The magnitude of such adjustments is currently being assessed.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

Other ASU issued but not yet adopted as of December 31, 2018

Standard	Description	Effective date and method of adoption	Effect on the financial statements or other significant matters
ASU 2016-13, Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments
This ASU provides a new current expected credit loss model to account for credit losses on certain financial assets and off-balance sheet exposures (e.g., loans held for investment, debt securities held to maturity, reinsurance receivables, net investments in leases and loan commitments). The model requires an entity to estimate lifetime credit losses related to such financial assets and exposures based on relevant information about past events, current conditions, and reasonable and supportable forecasts that affect the collectability of the reported amount. The standard also modifies the current other-than-temporary impairment standard for available-for-sale debt securities to require the use of an allowance rather than a direct write down of the investment, and replaces existing standard for purchased credit deteriorated loans and debt securities.

January 1, 2020 using the modified retrospective method which will include a cumulative-effect adjustment on the balance sheet as of the beginning of the fiscal year of adoption. However, prospective application is required for purchased credit deteriorated assets previously accounted for under ASU 310-30 and for debt securities for which an other-than-temporary impairment was recognized prior to the date of adoption. Early adoption is permitted beginning January 1, 2019.
The Company is currently assessing the impact of the ASU on the Company’s Financial Statements and Notes to the Financial Statements.
ASU 2017-08, Receivables - Nonrefundable Fees and Other Costs (Subtopic 310-20) Premium Amortization on Purchased Callable Debt Securities	This ASU requires certain premiums on callable debt securities to be amortized to the earliest call date.
January 1, 2019 using the modified retrospective method (with early adoption permitted) which will include a cumulative-effect adjustment on the balance sheet as of the beginning of the fiscal year of adoption.
The Company does not expect the adoption of the ASU to have a significant impact on the Company’s Financial Statements and Notes to the Financial Statements.
ASU 2017-12, Derivatives and Hedging (Topic 815): Targeted Improvements to Accounting for Hedging Activities	This ASU makes targeted changes to the existing hedge accounting model to better portray the economics of an entity’s risk management activities and to simplify the use of hedge accounting.
January 1, 2019 using the modified retrospective method (with early adoption permitted) which will include a cumulative-effect adjustment on the balance sheet as of the beginning of the fiscal year of adoption.
The Company does not expect the adoption of the ASU to have a significant impact on the Company’s Financial Statements and Notes to the Financial Statements.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

3.    INVESTMENTS

Fixed Maturity Securities

The following tables set forth the composition of fixed maturity securities (excluding investments classified as trading), as of the dates indicated:

	December 31, 2018
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	OTTI in AOCI(3)
	(in thousands)
Fixed maturities, available-for-sale:
U.S. Treasury securities and obligations of U.S. government authorities and agencies	$5,240,519	$20,065	$376,493	$4,884,091	$0
Obligations of U.S. states and their political subdivisions	133,670	621	3,127	131,164	0
Foreign government bonds	199,044	4,748	4,156	199,636	0
U.S. corporate public securities	1,498,130	26,425	50,582	1,473,973	0
U.S. corporate private securities	1,070,400	15,430	22,877	1,062,953	0
Foreign corporate public securities	296,029	1,888	6,831	291,086	0
Foreign corporate private securities	829,588	10,415	27,771	812,232	0
Asset-backed securities(1)	505,862	3,147	3,765	505,244	(16)
Commercial mortgage-backed securities	364,601	2,770	5,491	361,880	0
Residential mortgage-backed securities(2)	48,622	1,290	498	49,414	0
Total fixed maturities, available-for-sale	$10,186,465	$86,799	$501,591	$9,771,673	$(16)

(1)	Includes credit-tranched securities collateralized by loan obligations, sub-prime mortgages, auto loans, equipment leases, education loans and other asset types.

(2)	Includes publicly-traded agency pass-through securities and collateralized mortgage obligations.

(3)
Represents the amount of unrealized losses remaining in AOCI, from the impairment measurement date. Amount excludes $3.3 million of net unrealized losses on impaired available-for-sale securities relating to changes in the value of such securities subsequent to the impairment measurement date.

	December 31, 2017(4)
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	OTTI in AOCI(3)
	(in thousands)
Fixed maturities, available-for-sale:
U.S. Treasury securities and obligations of U.S. government authorities and agencies	$5,059,168	$9,109	$236,627	$4,831,650	$0
Obligations of U.S. states and their political subdivisions	102,709	2,089	158	104,640	0
Foreign government bonds	133,859	6,878	432	140,305	0
U.S. corporate public securities	1,721,186	90,953	3,689	1,808,450	0
U.S. corporate private securities	1,166,682	46,267	5,005	1,207,944	0
Foreign corporate public securities	223,907	6,291	977	229,221	0
Foreign corporate private securities	730,449	44,917	3,806	771,560	0
Asset-backed securities(1)	341,277	4,438	128	345,587	(17)
Commercial mortgage-backed securities	502,695	7,334	4,345	505,684	0
Residential mortgage-backed securities(2)	163,334	2,950	539	165,745	(4)
Total fixed maturities, available-for-sale	$10,145,266	$221,226	$255,706	$10,110,786	$(21)

(1)	Includes credit-tranched securities collateralized by loan obligations, sub-prime mortgages, auto loans, credit cards, education loans and other asset types.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

(2)	Includes publicly-traded agency pass-through securities and collateralized mortgage obligations.

(3)
Represents the amount of unrealized losses remaining in AOCI, from the impairment measurement date. Amount excludes $12.3 million of net unrealized gains on impaired available-for-sale securities relating to changes in the value of such securities subsequent to the impairment measurement date.

(4)	Prior period amounts have been reclassified to conform to current period presentation.

The following tables set forth the fair value and gross unrealized losses aggregated by investment category and length of time that individual fixed maturity securities had been in a continuous unrealized loss position, as of the dates indicated:

	December 31, 2018
	Less Than Twelve Months		Twelve Months or More		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
	(in thousands)
Fixed maturities, available-for-sale:
U.S. Treasury securities and obligations of U.S. government authorities and agencies	$367,796	$4,844	$3,304,663	$371,649	$3,672,459	$376,493
Obligations of U.S. states and their political subdivisions	25,764	322	83,950	2,805	109,714	3,127
Foreign government bonds	98,437	2,346	58,975	1,810	157,412	4,156
U.S. corporate public securities	627,589	28,474	386,599	22,108	1,014,188	50,582
U.S. corporate private securities	269,545	7,755	422,498	15,122	692,043	22,877
Foreign corporate public securities	97,367	2,521	107,286	4,310	204,653	6,831
Foreign corporate private securities	373,891	19,217	116,743	8,554	490,634	27,771
Asset-backed securities	358,668	3,501	24,529	264	383,197	3,765
Commercial mortgage-backed securities	45,432	355	159,638	5,136	205,070	5,491
Residential mortgage-backed securities	34	1	13,775	497	13,809	498
Total fixed maturities, available-for-sale	$2,264,523	$69,336	$4,678,656	$432,255	$6,943,179	$501,591

	December 31, 2017(1)
	Less Than Twelve Months		Twelve Months or More		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
	(in thousands)
Fixed maturities, available-for-sale:
U.S. Treasury securities and obligations of U.S. government authorities and agencies	$13,174	$23	$4,550,472	$236,604	$4,563,646	$236,627
Obligations of U.S. states and their political subdivisions	6,669	26	13,311	132	19,980	158
Foreign government bonds	37,466	428	143	4	37,609	432
U.S. corporate public securities	234,798	1,181	126,339	2,508	361,137	3,689
U.S. corporate private securities	278,203	3,383	83,365	1,622	361,568	5,005
Foreign corporate public securities	76,526	637	23,186	340	99,712	977
Foreign corporate private securities	78,200	536	103,758	3,270	181,958	3,806
Asset-backed securities	30,234	128	0	0	30,234	128
Commercial mortgage-backed securities	113,423	1,225	129,458	3,120	242,881	4,345
Residential mortgage-backed securities	26,916	166	24,833	373	51,749	539
Total fixed maturities, available-for-sale	$895,609	$7,733	$5,054,865	$247,973	$5,950,474	$255,706

(1)	Prior period amounts have been reclassified to conform to current period presentation.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

As of December 31, 2018 and 2017, the gross unrealized losses on fixed maturity securities were composed of $485.7 million and $253.0 million, respectively, related to “1” highest quality or “2” high quality securities based on the National Association of Insurance Commissioners (“NAIC”) or equivalent rating and $15.9 million and $2.7 million, respectively, related to other than high or highest quality securities based on NAIC or equivalent rating. As of December 31, 2018, the $432.3 million of gross unrealized losses of twelve months or more were concentrated in U.S. government bonds and in the Company's corporate securities within the finance, consumer non-cyclical and capital goods sectors. As of December 31, 2017, the $248.0 million of gross unrealized losses of twelve months or more were concentrated in U.S. government bonds, commercial mortgage-backed securities and in the Company's corporate securities within the consumer non-cyclical and finance sectors. In accordance with its policy described in Note 2, the Company concluded that an adjustment to earnings for OTTI for these fixed maturity securities was not warranted at either December 31, 2018 or 2017. These conclusions were based on a detailed analysis of the underlying credit and cash flows on each security. Gross unrealized losses are primarily attributable to general credit spread widening, increases in interest rates and foreign currency exchange rate movements. As of December 31, 2018, the Company did not intend to sell these securities, and it was not more likely than not that the Company would be required to sell these securities before the anticipated recovery of the remaining amortized cost basis.
The following table sets forth the amortized cost and fair value of fixed maturities by contractual maturities, as of the date indicated:

	December 31, 2018
	Amortized Cost	Fair Value
	(in thousands)
Fixed maturities, available-for-sale:
Due in one year or less	$175,825	$176,018
Due after one year through five years	1,167,458	1,162,211
Due after five years through ten years	1,335,274	1,332,143
Due after ten years	6,588,823	6,184,763
Asset-backed securities	505,862	505,244
Commercial mortgage-backed securities	364,601	361,880
Residential mortgage-backed securities	48,622	49,414
Total fixed maturities, available-for-sale	$10,186,465	$9,771,673

Actual maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations. Asset-backed, commercial mortgage-backed and residential mortgage-backed securities are shown separately in the table above, as they do not have a single maturity date.

The following table sets forth the sources of fixed maturity proceeds and related investment gains (losses), as well as losses on impairments of fixed maturities, for the periods indicated:

	Years Ended December 31,
	2018	2017	2016
	(in thousands)
Fixed maturities, available-for-sale:
Proceeds from sales(1)	$2,126,886	$517,743	$3,577,346
Proceeds from maturities/prepayments	404,679	630,140	495,465
Gross investment gains from sales and maturities	21,129	8,992	98,095
Gross investment losses from sales and maturities	(98,047)	(3,047)	(5,412)
OTTI recognized in earnings(2)	(6,813)	(9,122)	(6,499)

(1)	Includes $(2.9) million, $2.5 million and $0.6 million of non-cash related proceeds due to the timing of trade settlements for the years ended December 31, 2018, 2017 and 2016, respectively.

(2)
Excludes the portion of OTTI amounts remaining in OCI, representing any difference between the fair value of the impaired debt security and the net present value of its projected future cash flows at the time of the impairment.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

The following table sets forth a rollforward of pre-tax amounts remaining in OCI related to fixed maturity securities with credit loss impairments recognized in earnings, for the periods indicated:

	Years Ended December 31,
	2018	2017
	(in thousands)
Credit loss impairments:
Balance, beginning of period	$792	$1,325
New credit loss impairments	0	366
Additional credit loss impairments on securities previously impaired	0	606
Increases due to the passage of time on previously recorded credit losses	3	10
Reductions for securities which matured, paid down, prepaid or were sold during the period	(40)	(21)
Reductions for securities impaired to fair value during the period(1)	(963)	(1,481)
Accretion of credit loss impairments previously recognized due to an increase in cash flows expected to be collected	(1)	(13)
Balance, end of period	$(209)	$792

(1)
Represents circumstances where the Company determined in the current period that it intends to sell the security or it is more likely than not that it will be required to sell the security before recovery of the security's amortized cost.

Equity Securities

The net change in unrealized gains (losses) from equity securities, still held at period end, recorded within “Asset administration fees and other income (loss),” was $(1.9) million during the year ended December 31, 2018. The net change in unrealized gains (losses) from equity securities, still held at period end, recorded within “Other comprehensive income (loss),” was $0.4 million and $(0.4) million during the years ended December 31, 2017 and 2016, respectively.

Commercial Mortgage and Other Loans

The following table sets forth the composition of “Commercial mortgage and other loans,” as of the dates indicated:

	December 31, 2018		December 31, 2017
	Amount (in thousands)	% of Total	Amount (in thousands)	% of Total
Commercial mortgage and agricultural property loans by property type:
Apartments/Multi-Family	$304,644	22.4%	$348,718	25.0%
Hospitality	3,633	0.3	3,782	0.3
Industrial	355,758	26.2	327,987	23.6
Office	305,537	22.5	294,072	21.2
Other	137,781	10.2	139,362	10.0
Retail	194,646	14.4	216,544	15.6
Total commercial mortgage loans	1,301,999	96.0	1,330,465	95.7
Agricultural property loans	54,375	4.0	59,197	4.3
Total commercial mortgage and agricultural property loans by property type	1,356,374	100.0%	1,389,662	100.0%
Allowance for credit losses	(2,896)		(2,650)
Total commercial mortgage and other loans	$1,353,478		$1,387,012

As of December 31, 2018, the commercial mortgage and agricultural property loans were secured by properties geographically dispersed throughout the United States (with the largest concentrations in California (27%), Texas (14%) and New York (7%)) and included loans secured by properties in Europe (11%) and Australia (3%).

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

The following table sets forth the activity in the allowance for credit losses for commercial mortgage and other loans, as of the dates indicated:

	Commercial Mortgage Loans	Agricultural Property Loans	Total
	(in thousands)
Balance at December 31, 2015	$622	$21	$643
Addition to (release of) allowance for credit losses	1,645	1	1,646
Charge-offs, net of recoveries	0	0	0
Balance at December 31, 2016	2,267	22	2,289
Addition to (release of) allowance for credit losses	349	12	361
Charge-offs, net of recoveries	0	0	0
Balance at December 31, 2017	2,616	34	2,650
Addition to (release of) allowance for credit losses	245	1	246
Charge-offs, net of recoveries	0	0	0
Balance at December 31, 2018	$2,861	$35	$2,896

The following tables set forth the allowance for credit losses and the recorded investment in commercial mortgage and other loans, as of the dates indicated:

	December 31, 2018
	Commercial Mortgage Loans	Agricultural Property Loans	Total
	(in thousands)
Allowance for credit losses:
Individually evaluated for impairment	$0	$0	$0
Collectively evaluated for impairment	2,861	35	2,896
Total ending balance(1)	$2,861	$35	$2,896
Recorded investment(2):
Individually evaluated for impairment	$0	$3,439	$3,439
Collectively evaluated for impairment	1,301,999	50,936	1,352,935
Total ending balance(1)	$1,301,999	$54,375	$1,356,374

(1)	As of December 31, 2018, there were no loans acquired with deteriorated credit quality.

(2)	Recorded investment reflects the carrying value gross of related allowance.

	December 31, 2017
	Commercial Mortgage Loans	Agricultural Property Loans	Total
	(in thousands)
Allowance for credit losses:
Individually evaluated for impairment	$0	$0	$0
Collectively evaluated for impairment	2,616	34	2,650
Total ending balance(1)	$2,616	$34	$2,650
Recorded investment(2):
Individually evaluated for impairment	$1,571	$4,865	$6,436
Collectively evaluated for impairment	1,328,894	54,332	1,383,226
Total ending balance(1)	$1,330,465	$59,197	$1,389,662

(1)	As of December 31, 2017, there were no loans acquired with deteriorated credit quality.

(2)	Recorded investment reflects the carrying value gross of related allowance.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

The following tables set forth certain key credit quality indicators for commercial mortgage and agricultural property loans, based upon the recorded investment gross of allowance for credit losses, as of the dates indicated:

	December 31, 2018
	Debt Service Coverage Ratio
	> 1.2X	1.0X to <1.2X	< 1.0X	Total
		(in thousands)
Loan-to-Value Ratio:
0%-59.99%	$709,342	$14,814	$345	$724,501
60%-69.99%	442,308	23,260	0	465,568
70%-79.99%	156,049	7,236	0	163,285
80% or greater	2,000	1,020	0	3,020
Total commercial mortgage and agricultural property loans	$1,309,699	$46,330	$345	$1,356,374

	December 31, 2017
	Debt Service Coverage Ratio
	> 1.2X	1.0X to <1.2X	< 1.0X	Total
		(in thousands)
Loan-to-Value Ratio:
0%-59.99%	$667,338	$14,426	$4,566	$686,330
60%-69.99%	503,922	1,329	0	505,251
70%-79.99%	182,368	13,281	0	195,649
80% or greater	1,387	0	1,045	2,432
Total commercial mortgage and agricultural property loans	$1,355,015	$29,036	$5,611	$1,389,662

The following tables set forth an aging of past due commercial mortgage and other loans based upon the recorded investment gross of allowance for credit losses, as well as the amount of commercial mortgage and other loans on non-accrual status, as of the dates indicated:

	December 31, 2018
	Current	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due(1)	Total Loans	Non-Accrual Status(2)
	(in thousands)
Commercial mortgage loans	$1,301,999	$0	$0	$0	$1,301,999	$0
Agricultural property loans	54,375	0	0	0	54,375	0
Total	$1,356,374	$0	$0	$0	$1,356,374	$0

(1)	As of December 31, 2018, there were no loans in this category accruing interest.

(2)	For additional information regarding the Company's policies for accruing interest on loans, see Note 2.

	December 31, 2017
	Current	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due(1)	Total Loans	Non-Accrual Status(2)
	(in thousands)
Commercial mortgage loans	$1,330,465	$0	$0	$0	$1,330,465	$0
Agricultural property loans	59,197	0	0	0	59,197	0
Total	$1,389,662	$0	$0	$0	$1,389,662	$0

(1)	As of December 31, 2017, there were no loans in this category accruing interest.

(2)	For additional information regarding the Company's policies for accruing interest on loans, see Note 2.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

For the years ended December 31, 2018 and 2017, there were no commercial mortgage and other loans acquired, other than those through direct origination, and there were $96 million and $129 million, respectively, of commercial mortgage and other loans sold.

Other Invested Assets

The following table sets forth the composition of “Other invested assets,” as of the dates indicated:

	December 31,
	2018	2017
	(in thousands)
LPs/LLCs:
Equity method:
Private equity	$23,844	$25,801
Hedge funds	179,014	106,474
Real estate-related	94,738	46,043
Subtotal equity method	297,596	178,318
Fair value:
Private equity	4,142	3,500
Hedge funds	263	302
Real estate-related	3,562	2,512
Subtotal fair value(1)	7,967	6,314
Total LPs/LLCs	305,563	184,632
Derivative instruments	42,978	151,179
Total other invested assets(2)	$348,541	$335,811

(1)	As of December 31, 2017, $6.0 million was accounted for using the cost method.

(2)	Prior period amounts have been reclassified to conform to current period presentation. For additional information, see Note 2.

As of both December 31, 2018 and 2017, the Company had no significant equity method investments.

Net Investment Income

The following table sets forth “Net investment income” by investment type, for the periods indicated:

	Years Ended December 31,
	2018	2017	2016
	(in thousands)
Fixed maturities, available-for-sale	$317,726	$332,148	$249,496
Fixed maturities, trading	5,184	4,360	3,143
Equity securities, at fair value	678	567	330
Commercial mortgage and other loans	51,040	48,598	40,258
Policy loans	737	1,069	444
Short-term investments and cash equivalents	28,645	31,505	26,831
Other invested assets	13,733	20,626	29,160
Gross investment income	417,743	438,873	349,662
Less: investment expenses	(14,935)	(16,064)	(11,292)
Net investment income(1)	$402,808	$422,809	$338,370

(1)	Prior period amounts have been reclassified to conform to current period presentation.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

The carrying value of non-income producing assets included $5.2 million in available-for-sale fixed maturities as of December 31, 2018. Non-income producing assets represent investments that had not produced income for the twelve months preceding December 31, 2018.

Realized Investment Gains (Losses), Net

The following table sets forth “Realized investment gains (losses), net” by investment type, for the periods indicated:

	Years Ended December 31,
	2018	2017	2016
	(in thousands)
Fixed maturities(1)	$(83,731)	$(3,177)	$86,184
Commercial mortgage and other loans	128	(840)	(2,326)
LPs/LLCs	0	(39)	(648)
Derivatives	967,503	(801,429)	(3,526,514)
Other invested assets	123	0	0
Short-term investments and cash equivalents	50	85	544
Realized investment gains (losses), net	$884,073	$(805,400)	$(3,442,760)

(1)	Includes fixed maturity securities classified as available-for-sale and excludes fixed maturity securities classified as trading.

Net Unrealized Gains (Losses) on Investments within AOCI

The following table sets forth net unrealized gains (losses) on investments, as of the dates indicated:

	December 31,
	2018	2017	2016
	(in thousands)
Fixed maturity securities, available-for-sale — with OTTI	$(3,334)	$12,311	$(1,261)
Fixed maturity securities, available-for-sale — all other	(411,458)	(46,791)	(454,274)
Equity securities, available-for-sale(1)	0	4	(347)
Derivatives designated as cash flow hedges(2)	(3,849)	(25,851)	11,745
Affiliated notes	658	829	1,181
Other investments	1,074	86	(619)
Net unrealized gains (losses) on investments	$(416,909)	$(59,412)	$(443,575)

(1)	Effective January 1, 2018, unrealized gains (losses) on equity securities are recorded within “Asset administration fees and other income (loss).”

(2)	For more information on cash flow hedges, see Note 4.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

Repurchase Agreements and Securities Lending
In the normal course of business, the Company sells securities under agreements to repurchase and enters into securities lending transactions. As of both December 31, 2018 and 2017, the Company had no repurchase agreements.
The following table sets forth the composition of “Cash collateral for loaned securities,” which represents the liability to return cash collateral received for the following types of securities loaned, as of the dates indicated:

	December 31, 2018			December 31, 2017
	Remaining Contractual Maturities of the Agreements			Remaining Contractual Maturities of the Agreements
	Overnight & Continuous	Up to 30 Days	Total	Overnight & Continuous	Up to 30 Days	Total
	(in thousands)
Foreign government bonds	$0	$0	$0	$10,505	$0	$10,505
U.S. public corporate securities	384	0	384	6,878	0	6,878
Total cash collateral for loaned securities(1)	$384	$0	$384	$17,383	$0	$17,383

(1)	The Company did not have agreements with remaining contractual maturities of thirty days or greater, as of the dates indicated.

Securities Pledged, Restricted Assets and Special Deposits

The Company pledges as collateral investment securities it owns to unaffiliated parties through certain transactions, including securities lending, securities sold under agreements to repurchase, collateralized borrowings and postings of collateral with derivative counterparties. The following table sets forth the carrying value of investments pledged to third parties and the carrying amount of the associated liabilities supported by the pledged collateral, as of the dates indicated:

	December 31,
	2018	2017
	(in thousands)
Pledged collateral:
Fixed maturity securities, available-for-sale	$365	$16,825
Total securities pledged	$365	$16,825
Liabilities supported by the pledged collateral:
Cash collateral for loaned securities	$384	$17,383
Total liabilities supported by the pledged collateral	$384	$17,383

In the normal course of its business activities, the Company accepts collateral that can be sold or repledged. The primary sources of this collateral are securities purchased under agreements to resell. As of December 31, 2018 and 2017, there was $675 million and $0 million, respectively, of such collateral.

As of December 31, 2018 and 2017, there were available-for-sale fixed maturities of $8.4 million and $8.3 million, respectively, on deposit with governmental authorities or trustees as required by certain insurance laws.
4.    DERIVATIVE INSTRUMENTS
Types of Derivative Instruments and Derivative Strategies
Interest Rate Contracts
Interest rate swaps, options and futures are used by the Company to reduce risks from changes in interest rates, manage interest rate exposures arising from mismatches between assets and liabilities and to hedge against changes in their values it owns or anticipates acquiring or selling.
Swaps may be attributed to specific assets or liabilities or to a portfolio of assets or liabilities. Under interest rate swaps, the Company agrees with counterparties to exchange, at specified intervals, the difference between fixed-rate and floating-rate interest amounts calculated by reference to an agreed upon notional principal amount.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

The Company also uses interest rate swaptions, caps and floors to manage interest rate risk. A swaption is an option to enter into a swap with a forward starting effective date. The Company pays a premium for purchased swaptions and receives a premium for written swaptions. In an interest rate cap, the buyer receives payments at the end of each period in which the interest rate exceeds the agreed strike price. Similarly, in an interest rate floor, the buyer receives payments at the end of each period in which the interest rate is below the agreed strike price. Swaptions, caps and floors are included in interest rate options.
In standardized exchange-traded interest rate futures transactions, the Company purchases or sells a specified number of contracts, the values of which are determined by the daily market values of underlying referenced investments. The Company enters into exchange-traded futures with regulated futures commission's merchants who are members of a trading exchange.
Equity Contracts
Equity options, total return swaps, and futures are used by the Company to manage its exposure to the equity markets which impacts the value of assets and liabilities it owns or anticipates acquiring or selling.
Equity index options are contracts which will settle in cash based on differentials in the underlying indices at the time of exercise and the strike price. The Company uses combinations of purchases and sales of equity index options to hedge the effects of adverse changes in equity indices within a predetermined range.
Total return swaps are contracts whereby the Company agrees with counterparties to exchange, at specified intervals, the difference between the return on an asset (or market index) and London Inter-Bank Offered Rate ("LIBOR") plus an associated funding spread based on a notional amount. The Company generally uses total return swaps to hedge the effect of adverse changes in equity indices.
In standardized exchange-traded equity futures transactions, the Company purchases or sells a specified number of contracts, the values of which are determined by the daily market values underlying referenced equity indices. The Company enters into exchange-traded futures with regulated futures commission's merchants who are members of a trading exchange.
Foreign Exchange Contracts
Currency derivatives, including currency swaps and forwards, are used by the Company to reduce risks from changes in currency exchange rates with respect to investments denominated in foreign currencies that the Company either holds or intends to acquire or sell.
Under currency forwards, the Company agrees with counterparties to deliver a specified amount of an identified currency at a specified future date. Typically, the price is agreed upon at the time of the contract and payment for such a contract is made at the specified future date. The Company executes forward sales of the hedged currency in exchange for U.S. dollars at a specified exchange rate. The maturities of these forwards correspond with the future periods in which the non-U.S. dollar-denominated earnings are expected to be generated.
Under currency swaps, the Company agrees with counterparties to exchange, at specified intervals, the difference between one currency and another at an exchange rate and calculated by reference to an agreed principal amount. Generally, the principal amount of each currency is exchanged at the beginning and termination of the currency swap by each party.
Credit Contracts
The Company writes credit protection to gain exposure similar to investment in public fixed maturity cash instruments. With these credit derivatives the Company sells credit protection on a single name reference, or certain index reference, and in return receives a quarterly premium. This premium or credit spread generally corresponds to the difference between the yield on the referenced names (or an index's referenced names) public fixed maturity cash instruments and swap rates, at the time the agreement is executed. If there is an event of default by the referenced name or one of the referenced names in the index, as defined by the agreement, then the Company is obligated to pay the referenced amount of the contract to the counterparty and receive in return the referenced defaulted security or similar security or (in the case of a credit default index) pay the referenced amount less the auction recovery rate.
In addition to selling credit protection, the Company purchases credit protection using credit derivatives in order to hedge specific credit exposures in the Company’s investment portfolio.
Embedded Derivatives
The Company sells certain products (for example, variable annuities) which may include guaranteed benefit features that are accounted for as embedded derivatives. Related to these embedded derivatives, the Company had previously entered into reinsurance agreements with Pruco Re and Prudential Insurance through March 31, 2016; effective April 1, 2016, the Company recaptured these reinsurances. Also, effective April 1, 2016, the Company assumed variable annuities living benefit guarantees from Pruco Life, excluding PLNJ business. See Note 1 for additional information on the change to the reinsurance agreements.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

Additionally, the Company reinsured the majority of its New York business to an affiliate, Prudential Insurance, as a result of surrendering its New York license, effective December 31, 2015. See Note 1 for additional information on these reinsurance agreements.
These embedded derivatives and reinsurance agreements, also accounted for as derivatives, are carried at fair value and marked to market through “Realized investment gains (losses), net” based on the change in value of the underlying contractual guarantees, which are determined using valuation models, as described in Note 5.
Primary Risks Managed by Derivatives
The table below provides a summary of the gross notional amount and fair value of derivative contracts by the primary underlying risks, excluding embedded derivatives and associated reinsurance recoverables. Many derivative instruments contain multiple underlying risks. The fair value amounts below represent the gross fair value of derivative contracts prior to taking into account the netting effects of master netting agreements, cash collateral and NPR.

	December 31, 2018			December 31, 2017
		Gross Fair Value			Gross Fair Value
Primary Underlying	Notional	Assets	Liabilities	Notional	Assets	Liabilities

	(in thousands)
Derivatives Designated as Hedge Accounting Instruments:
Currency/Interest Rate
Foreign Currency Swaps	$768,075	$33,348	$(21,794)	$677,257	$13,348	$(47,209)
Total Qualifying Hedges	$768,075	$33,348	$(21,794)	$677,257	$13,348	$(47,209)
Derivatives Not Qualifying as Hedge Accounting Instruments:
Interest Rate
Interest Rate Futures	$908,100	$4,380	$(664)	$1,964,000	$8,296	$0
Interest Rate Swaps	82,172,825	3,344,033	(1,395,270)	87,939,425	4,374,658	(1,065,549)
Interest Rate Options	19,255,000	139,765	(245,523)	15,775,000	175,156	(160,181)
Interest Rate Forwards	1,713,947	56,562	(1,976)	975,929	19,870	(2)
Foreign Currency
Foreign Currency Forwards	19,467	287	(27)	12,455	1	(319)
Currency/Interest Rate
Foreign Currency Swaps	231,245	11,659	(2,850)	151,400	7,779	(7,488)
Equity
Equity Futures	860,718	0	(6,629)	672,055	2,442	0
Total Return Swaps	14,456,836	986,130	(53,235)	13,841,333	8,517	(341,700)
Equity Options	26,861,807	271,630	(412,821)	31,702,334	460,597	(318,955)
Total Non-Qualifying Hedges	$146,479,945	$4,814,446	$(2,118,995)	$153,033,931	$5,057,316	$(1,894,194)
Total Derivatives (1)	$147,248,020	$4,847,794	$(2,140,789)	$153,711,188	$5,070,664	$(1,941,403)
(1) Excludes embedded derivatives and associated reinsurance recoverables which contain multiple underlying risks.
The fair value of the embedded derivatives, included in "Future policy benefits", was a net liability of $8,332 million and $8,152 million as of December 31, 2018 and 2017, respectively. The fair value of the related reinsurance recoverables to Prudential Insurance was an asset of $234 million and $232 million as of December 31, 2018 and 2017, respectively, included in "Reinsurance recoverables". See Note 10 for additional information on these reinsurance agreements.
The fair value of the embedded derivatives pertaining to the variable annuity products with a market value adjustment option assumed from Pruco Life as part of the Variable Annuities Recapture, included in "Reinsurance recoverables" or "Reinsurance payables", was a net asset of $6 million and $12 million as of December 31, 2018 and 2017, respectively.
The fair value of the embedded derivatives, included in "Policyholders' account balances", was a net liability of $42 million as of December 31, 2018 with no related reinsurance recoverables.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

Offsetting Assets and Liabilities
The following table presents recognized derivative instruments (excluding embedded derivatives and associated reinsurance recoverables), and repurchase and reverse repurchase agreements, that are offset in the Statements of Financial Position, and/or are subject to an enforceable master netting arrangement or similar agreement, irrespective of whether they are offset in the Statements of Financial Position.

	December 31, 2018
	Gross Amounts of Recognized Financial Instruments	Gross Amounts Offset in the Statement of Financial Position	Net Amounts Presented in the Statement of Financial Position	Financial Instruments/ Collateral(1)	Net Amount

	(in thousands)
Offsetting of Financial Assets:
Derivatives(1)	$4,847,794	$(4,804,816)	$42,978	$0	$42,978
Securities purchased under agreements to resell	675,000	0	675,000	(675,000)	0
Total Assets	$5,522,794	$(4,804,816)	$717,978	$(675,000)	$42,978
Offsetting of Financial Liabilities:
Derivatives(1)	$2,140,789	$(2,134,160)	$6,629	$(6,629)	$0
Securities sold under agreements to repurchase	0	0	0	0	0
Total Liabilities	$2,140,789	$(2,134,160)	$6,629	$(6,629)	$0

	December 31, 2017
	Gross Amounts of Recognized Financial Instruments	Gross Amounts Offset in the Statement of Financial Position	Net Amounts Presented in the Statement of Financial Position	Financial Instruments/ Collateral(1)	Net Amount

	(in thousands)
Offsetting of Financial Assets:
Derivatives(1)	$5,070,517	$(4,919,486)	$151,031	$0	$151,031
Securities purchased under agreements to resell	0	0	0	0	0
Total Assets	$5,070,517	$(4,919,486)	$151,031	$0	$151,031
Offsetting of Financial Liabilities:
Derivatives(1)	$1,941,403	$(1,941,403)	$0	$0	$0
Securities sold under agreements to repurchase	0	0	0	0	0
Total Liabilities	$1,941,403	$(1,941,403)	$0	$0	$0

(1)	Amounts exclude the excess of collateral received/pledged from/to the counterparty.

For information regarding the rights of offset associated with the derivative assets and liabilities in the table above see “Credit Risk” below and Note 14. For securities purchased under agreements to resell and securities sold under agreements to repurchase, the Company monitors the value of the securities and maintains collateral, as appropriate, to protect against credit exposure. Where the Company has entered into repurchase and resale agreements with the same counterparty, in the event of default, the Company would generally be permitted to exercise rights of offset. For additional information on the Company’s accounting policy for securities repurchase and resale agreements, see Note 2 to the Financial Statements.
Cash Flow Hedges
The primary derivative instruments used by the Company in its cash flow hedge accounting relationships are currency swaps. These instruments are only designated for hedge accounting in instances where the appropriate criteria are met. The Company does not use futures, options, credit, equity or embedded derivatives in any of its cash flow hedge accounting relationships.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

The following tables provide the financial statement classification and impact of derivatives used in qualifying and non-qualifying hedge relationships, excluding the offset of the hedged item in an effective hedge relationship.

	Year Ended December 31, 2018
	Realized Investment Gains (Losses)	Net Investment Income	Other Income	AOCI(1)
	(in thousands)
Derivatives Designated as Hedge Accounting Instruments:
Cash flow hedges
Currency/Interest Rate	$0	$8,285	$13,321	$22,002
Total cash flow hedges	0	8,285	13,321	22,002
Derivatives Not Qualifying as Hedge Accounting Instruments:
Interest Rate	(1,021,687)	0	0	0
Currency	1,022	0	0	0
Currency/Interest Rate	21,043	0	91	0
Credit	0	0	0	0
Equity	995,958	0	0	0
Embedded Derivatives	971,167	0	0	0
Total non-qualifying hedges	967,503	0	91	0
Total	$967,503	$8,285	$13,412	$22,002

	Year Ended December 31, 2017
	Realized Investment Gains (Losses)	Net Investment Income	Other Income	AOCI(1)
	(in thousands)
Derivatives Designated as Hedge Accounting Instruments:
Cash flow hedges
Currency/Interest Rate	$0	$6,152	$(11,043)	$(37,596)
Total cash flow hedges	0	6,152	(11,043)	(37,596)
Derivatives Not Qualifying as Hedge Accounting Instruments:
Interest Rate	550,797	0	0	0
Currency	(454)	0	0	0
Currency/Interest Rate	(30,173)	0	(183)	0
Credit	0	0	0	0
Equity	(2,000,297)	0	0	0
Embedded Derivatives	678,698	0	0	0
Total non-qualifying hedges	(801,429)	0	(183)	0
Total	$(801,429)	$6,152	$(11,226)	$(37,596)

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

	Year Ended December 31, 2016
	Realized Investment Gains (Losses)	Net Investment Income	Other Income	AOCI(1)
	(in thousands)
Derivatives Designated as Hedge Accounting Instruments:
Cash flow hedges
Currency/Interest Rate	$0	$3,006	$9,648	$(3,102)
Total cash flow hedges	0	3,006	9,648	(3,102)
Derivatives Not Qualifying as Hedge Accounting Instruments:
Interest Rate	(2,219,894)	0	0	0
Currency	361	0	0	0
Currency/Interest Rate	11,642	0	516	0
Credit	0	0	0	0
Equity	(1,755,946)	0	0	0
Embedded Derivatives	437,323	0	0	0
Total non-qualifying hedges	(3,526,514)	0	516	0
Total	$(3,526,514)	$3,006	$10,164	$(3,102)

(1)	Amounts deferred in AOCI.
For the years ended December 31, 2018, 2017 and 2016, the ineffective portion of derivatives accounted for using hedge accounting was de minimis to the Company’s results of operations. Also, there were no material amounts reclassified into earnings relating to instances in which the Company discontinued cash flow hedge accounting because the forecasted transaction did not occur by the anticipated date or within the additional time period permitted by the authoritative guidance for the accounting for derivatives and hedging.
Presented below is a rollforward of current period cash flow hedges in AOCI before taxes:

(in thousands)
Balance, December 31, 2015	$14,847
Net deferred gains (losses) on cash flow hedges from January 1 to December 31, 2016	9,698
Amount reclassified into current period earnings	(12,800)
Balance, December 31, 2016	11,745
Net deferred gains (losses) on cash flow hedges from January 1 to December 31, 2017	(39,434)
Amount reclassified into current period earnings	1,838
Balance, December 31, 2017	(25,851)
Net deferred gains (losses) on cash flow hedges from January 1 to December 31, 2018	42,763
Amount reclassified into current period earnings	(20,761)
Balance, December 31, 2018	$(3,849)

The changes in fair value of cash flow hedges are deferred in AOCI and are included in “Net unrealized investment gains (losses)” in the Statements of Operations and Comprehensive Income; these amounts are then reclassified to earnings when the hedged item affects earnings. Using December 31, 2018 values, it is estimated that a pre-tax gain of approximately $10 million will be reclassified from AOCI to earnings during the subsequent twelve months ending December 31, 2019, offset by amounts pertaining to the hedged items.
The exposures the Company is hedging with these qualifying cash flow hedges include the variability of the payment or receipt of interest or foreign currency amounts on existing financial instruments.
Credit Derivatives
The Company has no exposure from credit derivative positions where it has written or purchased credit protection as of December 31, 2018 and 2017.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

Credit Risk
The Company is exposed to credit-related losses in the event of non-performance by counterparty to financial derivative transactions with a positive fair value. The Company manages credit risk by entering into derivative transactions with its affiliate, Prudential Global Funding, LLC (“PGF”), related to its OTC derivatives. PGF, in turn, manages its credit risk by: (i) entering into derivative transactions with highly rated major international financial institutions and other creditworthy counterparties governed by master netting agreement, as applicable; (ii) trading through central clearing and OTC parties; (iii) obtaining collateral, such as cash and securities, when appropriate; and (iv) setting limits on single party credit exposures which are subject to periodic management review.
Substantially all of the Company’s derivative agreements have zero thresholds which require daily full collateralization by the party in a liability position.
5.    FAIR VALUE OF ASSETS AND LIABILITIES
Fair Value Measurement – Fair value represents the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The authoritative fair value guidance establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement. The levels of the fair value hierarchy are as follows:
Level 1 - Fair value is based on unadjusted quoted prices in active markets that are accessible to the Company for identical assets or liabilities. The Company’s Level 1 assets and liabilities primarily include certain cash equivalents, equity securities, short-term investments, and derivative contracts that trade on an active exchange market.
Level 2 - Fair value is based on significant inputs, other than quoted prices included in Level 1, that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability through corroboration with observable market data. Level 2 inputs include quoted market prices in active markets for similar assets and liabilities, quoted market prices in markets that are not active for identical or similar assets or liabilities, and other market observable inputs. The Company’s Level 2 assets and liabilities include: fixed maturities (corporate public and private bonds, most government securities, certain asset-backed and mortgage-backed securities, etc.), certain equity securities (mutual funds, which do not trade in active markets because they are not publicly available), certain short-term investments, certain cash equivalents and certain OTC derivatives.
Level 3 - Fair value is based on at least one significant unobservable input for the asset or liability. The assets and liabilities in this category may require significant judgment or estimation in determining the fair value. The Company’s Level 3 assets and liabilities primarily include: certain private fixed maturities and equity securities, certain manually priced fixed maturities, certain highly structured OTC derivative contracts and embedded derivatives resulting from reinsurance or certain products with guaranteed benefits.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

Assets and Liabilities by Hierarchy Level – The tables below present the balances of assets and liabilities reported at fair value on a recurring basis, as of the dates indicated.

	As of December 31, 2018
	Level 1	Level 2	Level 3	Netting(1)	Total
	(in thousands)
Fixed maturities, available-for-sale:
U.S Treasury securities and obligations of U.S. government authorities and agencies	$0	$4,875,959	$8,132	$0	$4,884,091
Obligations of U.S. states and their political subdivisions	0	131,164	0	0	131,164
Foreign government bonds	0	199,636	0	0	199,636
U.S. corporate public securities	0	1,473,973	0	0	1,473,973
U.S. corporate private securities	0	1,008,632	54,321	0	1,062,953
Foreign corporate public securities	0	291,086	0	0	291,086
Foreign corporate private securities	0	781,101	31,131	0	812,232
Asset-backed securities(2)	0	495,908	9,336	0	505,244
Commercial mortgage-backed securities	0	361,880	0	0	361,880
Residential mortgage-backed securities	0	49,414	0	0	49,414
Subtotal	0	9,668,753	102,920	0	9,771,673
Fixed maturities, trading	0	289,752	0	0	289,752
Equity securities	4,896	12	5,705	0	10,613
Short-term investments	0	29,818	0	0	29,818
Cash equivalents	1,098,903	2,593,456	0	0	3,692,359
Other invested assets(3)	4,380	4,843,414	0	(4,804,816)	42,978
Reinsurance recoverables	0	0	239,911	0	239,911
Receivables from parent and affiliates	0	37,193	0	0	37,193
Subtotal excluding separate account assets	1,108,179	17,462,398	348,536	(4,804,816)	14,114,297
Separate account assets(4)	0	31,210,346	0	0	31,210,346
Total assets	$1,108,179	$48,672,744	$348,536	$(4,804,816)	$45,324,643
Future policy benefits(5)	$0	$0	$8,332,474	$0	$8,332,474
Policyholders' account balances	0	0	42,350	0	42,350
Payables to parent and affiliates	0	2,133,496	0	(2,133,496)	0
Other liabilities	7,293	0	0	(664)	6,629
Total liabilities	$7,293	$2,133,496	$8,374,824	$(2,134,160)	$8,381,453

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

	As of December 31, 2017
	Level 1	Level 2	Level 3	Netting (1)	Total

	(in thousands)
Fixed maturities, available-for-sale:
U.S Treasury securities and obligations of U.S. government authorities and agencies	$0	$4,826,413	$5,237	$0	$4,831,650
Obligations of U.S. states and their political subdivisions	0	104,640	0	0	104,640
Foreign government bonds	0	140,305	0	0	140,305
U.S. corporate public securities	0	1,806,888	1,562	0	1,808,450
U.S. corporate private securities	0	1,148,536	59,408	0	1,207,944
Foreign corporate public securities	0	229,006	215	0	229,221
Foreign corporate private securities	0	737,539	34,021	0	771,560
Asset-backed securities(2)	0	160,229	185,358	0	345,587
Commercial mortgage-backed securities	0	505,684	0	0	505,684
Residential mortgage-backed securities	0	165,745	0	0	165,745
Subtotal	0	9,824,985	285,801	0	10,110,786
Fixed maturities, trading(6)	0	166,360	0	0	166,360
Equity securities(6)	5,599	18	9,758	0	15,375
Short-term investments	448,712	262,272	87	0	711,071
Cash equivalents	0	1,146,466	0	0	1,146,466
Other invested assets(3)(6)	10,738	5,059,779	147	(4,919,486)	151,178
Reinsurance recoverables	0	0	244,006	0	244,006
Receivables from parent and affiliates	0	38,145	0	0	38,145
Subtotal excluding separate account assets	465,049	16,498,025	539,799	(4,919,486)	12,583,387
Separate account assets(4)	0	37,990,547	0	0	37,990,547
Total assets	$465,049	$54,488,572	$539,799	$(4,919,486)	$50,573,934
Future policy benefits(5)	$0	$0	$8,151,902	$0	$8,151,902
Payables to parent and affiliates	0	1,941,403	0	(1,941,403)	0
Other liabilities	0	0	0	0	0
Total liabilities	$0	$1,941,403	$8,151,902	$(1,941,403)	$8,151,902

(1)
“Netting” amounts represent cash collateral of $2,671 million and $2,978 million as of December 31, 2018 and 2017, respectively, and the impact of offsetting asset and liability positions held with the same counterparty, subject to master netting arrangements.

(2)	Includes credit tranched securities collateralized by syndicated bank loans, sub-prime mortgages, auto loans, credit cards, education loans and other asset types.

(3)
Other invested assets excluded from the fair value hierarchy include certain hedge funds, private equity funds and other funds for which fair value is measured at net asset value ("NAV") per share (or its equivalent) as a practical expedient. At December 31, 2018 and 2017, the fair values of such investments were $8 million and $0.3 million, respectively.

(4)
Separate account assets represent segregated funds that are invested for certain customers. Investment risks associated with market value changes are borne by the customers, except to the extent of minimum guarantees made by the Company with respect to certain accounts. Separate account liabilities are not included in the above table as they are reported at contract value and not fair value in the Statements of Financial Position.

(5)
As of December 31, 2018, the net embedded derivative liability position of $8,332 million includes $625 million of embedded derivatives in an asset position and $8,957 million of embedded derivatives in a liability position. As of December 31, 2017, the net embedded derivative liability position of $8,152 million includes $819 million of embedded derivatives in an asset position and $8,971 million of embedded derivatives in a liability position.

(6)	Prior period amounts have been reclassified to conform to current period presentation. See Note 2 for details.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

The methods and assumptions the Company uses to estimate the fair value of assets and liabilities measured at fair value on a recurring basis are summarized below.
Fixed Maturity Securities – The fair values of the Company’s public fixed maturity securities are generally based on prices obtained from independent pricing services. Prices for each security are generally sourced from multiple pricing vendors, and a vendor hierarchy is maintained by asset type based on historical pricing experience and vendor expertise. The Company ultimately uses the price from the pricing service highest in the vendor hierarchy based on the respective asset type. The pricing hierarchy is updated for new financial products and recent pricing experience with various vendors. Consistent with the fair value hierarchy described above, securities with validated quotes from pricing services are generally reflected within Level 2, as they are primarily based on observable pricing for similar assets and/or other market observable inputs. Typical inputs used by these pricing services include but are not limited to reported trades, benchmark yields, issuer spreads, bids, offers, and/or estimated cash flow, prepayment speeds and default rates. If the pricing information received from third-party pricing services is deemed not reflective of market activity or other inputs observable in the market, the Company may challenge the price through a formal process with the pricing service or classify the securities as Level 3. If the pricing service updates the price to be more consistent with the presented market observations, the security remains within Level 2.
Internally-developed valuations or indicative broker quotes are also used to determine fair value in circumstances where vendor pricing is not available, or where the Company ultimately concludes that pricing information received from the independent pricing services is not reflective of market activity. If the Company concludes the values from both pricing services and brokers are not reflective of market activity, it may override the information with an internally developed valuation. As of December 31, 2018 and 2017 overrides on a net basis were not material. Pricing service overrides, internally-developed valuations and indicative broker quotes are generally included in Level 3 in the fair value hierarchy.
The Company conducts several specific price monitoring activities. Daily analyses identify price changes over predetermined thresholds defined at the financial instrument level. Various pricing integrity reports are reviewed on a daily and monthly basis to determine if pricing is reflective of market activity or if it would warrant any adjustments. Other procedures performed include, but are not limited to, reviews of third-party pricing services methodologies, reviews of pricing trends, and back testing.
The fair values of private fixed maturities, which are originated by internal private asset managers, are primarily determined using discounted cash flow models. These models primarily use observable inputs that include Treasury or similar base rates plus estimated credit spreads to value each security. The credit spreads are obtained through a survey of private market intermediaries who are active in both primary and secondary transactions, and consider, among other factors, the credit quality and the reduced liquidity associated with private placements. Internal adjustments are made to reflect variation in observed sector spreads. Since most private placements are valued using standard market observable inputs and inputs derived from, or corroborated by, market observable data including, but not limited to observed prices and spreads for similar publicly or privately traded issues, they have been reflected within Level 2. For certain private fixed maturities, the discounted cash flow model may incorporate significant unobservable inputs, which reflect the Company’s own assumptions about the inputs that market participants would use in pricing the asset. To the extent management determines that such unobservable inputs are significant to the price of a security, a Level 3 classification is made.
Equity Securities – Equity securities consist principally of investments in common of publicly traded companies, privately traded securities, as well as mutual fund shares. The fair values of most publicly traded equity securities are based on quoted market prices in active markets for identical assets and are classified within Level 1 in the fair value hierarchy. Estimated fair values for most privately traded equity securities are determined using discounted cash flow, earnings multiple and other valuation models that require a substantial level of judgment around inputs and therefore are classified within Level 3. The fair values of mutual fund shares that transact regularly (but do not trade in active markets because they are not publicly available) are based on transaction prices of identical fund shares and are classified within Level 2 in the fair value hierarchy.
Derivative Instruments – Derivatives are recorded at fair value either as assets, within "Other invested assets", or as liabilities, within “Payables to parent and affiliates” or "Other liabilities", except for embedded derivatives which are recorded with the associated host contract. The fair values of derivative contracts can be affected by changes in interest rates, foreign exchange rates, credit spreads, market volatility, expected returns, NPR, liquidity and other factors.
The Company's exchange-traded futures and options include treasury and equity futures. Exchange-traded futures and options are valued using quoted prices in active markets and are classified within Level 1 in the fair value hierarchy.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

The majority of the Company’s derivative positions are traded in the OTC derivative market and are classified within Level 2 in the fair value hierarchy. OTC derivatives classified within Level 2 are valued using models that utilize actively quoted or observable market input values from external market data providers, third-party pricing vendors and/or recent trading activity. The Company’s policy is to use mid-market pricing in determining its best estimate of fair value. The fair values of most OTC derivatives, including interest rate and cross-currency swaps, currency forward contracts and single name credit default swaps are determined using discounted cash flow models. The fair values of European style option contracts are determined using Black-Scholes option pricing models. These models’ key inputs include the contractual terms of the respective contract, along with significant observable inputs, including interest rates, currency rates, credit spreads, equity prices, index dividend yields, NPR, volatility and other factors.
The Company’s cleared interest rate swaps and credit derivatives linked to an index are valued using models that utilize actively quoted or observable market inputs, including Overnight Indexed Swap discount rates, obtained from external market data providers, third-party pricing vendors, and/or recent trading activity. These derivatives are classified as Level 2 in the fair value hierarchy.
Cash Equivalents and Short-Term Investments – Cash equivalents and short-term investments include money market instruments and other highly liquid debt instruments. Certain money market instruments are valued using unadjusted quoted prices in active markets that are accessible for identical assets and are primarily classified as Level 1. The remaining instruments in this category are generally fair valued based on market observable inputs and these investments have primarily been classified within Level 2.
Separate Account Assets – Separate account assets include fixed maturity securities, treasuries, equity securities, mutual funds, and commercial mortgage loans for which values are determined consistent with similar instruments described above under “Fixed Maturity Securities” and “Equity Securities”.
Receivables from Parent and Affiliates – Receivables from parent and affiliates carried at fair value include affiliated bonds within the Company’s legal entity where fair value is determined consistent with similar securities described above under “Fixed Maturity Securities” managed by affiliated asset managers.
Reinsurance Recoverables – Reinsurance recoverables carried at fair value include the reinsurance of the Company’s living benefit guarantees on certain variable annuity contracts. These guarantees are accounted for as embedded derivatives and are recorded in “Reinsurance recoverables” or “Reinsurance payables” when fair value is in an asset or liability position, respectively. The methods and assumptions used to estimate the fair value are consistent with those described below in “Future policy benefits”. The reinsurance agreements covering these guarantees are derivatives with fair value determined in the same manner as the living benefit guarantee.
Future Policy Benefits – The liability for future policy benefits is related to guarantees primarily associated with the living benefit features of certain variable annuity contracts, including guaranteed minimum accumulation benefits ("GMAB"), guaranteed withdrawal benefits ("GMWB") and guaranteed minimum income and withdrawal benefits ("GMIWB"), accounted for as embedded derivatives. The fair values of these liabilities are calculated as the present value of future expected benefit payments to customers less the present value of future expected rider fees attributable to the embedded derivative feature. This methodology could result in either a liability or contra-liability balance, given changing capital market conditions and various actuarial assumptions. Since there is no observable active market for the transfer of these obligations, the valuations are calculated using internally developed models with option pricing techniques. The models are based on a risk neutral valuation framework and incorporate premiums for risks inherent in valuation techniques, inputs, and the general uncertainty around the timing and amount of future cash flows. The determination of these risk premiums requires the use of management's judgment.
The significant inputs to the valuation models for these embedded derivatives include capital market assumptions, such as interest rate levels and volatility assumptions, the Company’s market-perceived NPR, as well as actuarially determined assumptions, including contractholder behavior, such as lapse rates, benefit utilization rates, withdrawal rates, and mortality rates. Since many of these assumptions are unobservable and are considered to be significant inputs to the liability valuation, the liability included in future policy benefits has been reflected within Level 3 in the fair value hierarchy.
Capital market inputs and actual policyholders’ account values are updated each quarter based on capital market conditions as of the end of the quarter, including interest rates, equity markets and volatility. In the risk neutral valuation, the initial swap curve drives the total return used to grow the policyholders’ account values. The Company’s discount rate assumption is based on the LIBOR swap curve adjusted for an additional spread relative to LIBOR to reflect NPR.
Actuarial assumptions, including contractholder behavior and mortality, are reviewed at least annually, and updated based upon emerging experience, future expectations and other data, including any observable market data. These assumptions are generally updated annually unless a material change that the Company feels is indicative of a long-term trend is observed in an interim period.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

Policyholders' Account Balances - The liability for policyholders' account balances is related to certain embedded derivative instruments associated with certain policyholders' account balances. The fair values are determined consistent with similar derivative instruments described above under "Derivative Instruments".
Quantitative Information Regarding Internally-Priced Level 3 Assets and Liabilities – The tables below present quantitative information on significant internally-priced Level 3 assets and liabilities.

	As of December 31, 2018
	Fair Value	Valuation Techniques	Unobservable Inputs	Minimum	Maximum	Weighted Average	Impact of Increase in Input on Fair Value(1)

	(in thousands)
Assets:
Corporate securities(2)	$18,609	Discounted cash flow	Discount rate	7.00%	20.00%	11.30%	Decrease
		Market Comparables(3)	EBITDA multiples	6.7X	6.7X	6.7X	Increase
		Liquidation	Liquidation	41%	41%	41%	Increase
Reinsurance recoverables	$239,911	Fair values are determined using the same unobservable inputs as future policy benefits.
Liabilities:
Future policy benefits(4)	$8,332,474	Discounted cash flow	Lapse rate(5)	1%	13%		Decrease
			Spread over LIBOR(6)	0.36%	1.60%		Decrease
			Utilization rate(7)	50%	97%		Increase
			Withdrawal rate	See table footnote (8) below
			Mortality rate(9)	0%	15%		Decrease
			Equity volatility curve	18%	22%		Increase

	As of December 31, 2017
	Fair Value	Valuation Techniques	Unobservable Inputs	Minimum	Maximum	Weighted Average	Impact of Increase in Input on Fair Value (1)

	(in thousands)
Assets:
Corporate securities(2)	$22,215	Discounted cash flow	Discount rate	5.06%	22.23%	8.57%	Decrease
Reinsurance recoverables	$244,006	Fair values are determined using the same unobservable inputs as future policy benefits.
Liabilities:
Future policy benefits(4)	$8,151,902	Discounted cash flow	Lapse rate(5)	1%	12%		Decrease
			Spread over LIBOR(6)	0.12%	1.10%		Decrease
			Utilization rate(7)	52%	97%		Increase
			Withdrawal rate	See table footnote (8) below
			Mortality rate(9)	0%	14%		Decrease
			Equity volatility curve	13%	24%		Increase

(1)	Conversely, the impact of a decrease in input would have the opposite impact on fair value as that presented in the table.

(2)	Includes assets classified as fixed maturities, available-for-sale.

(3)
Represents multiples of earnings before interest, taxes, depreciation and amortization ("EBITDA"), and are amounts used when the Company has determined that market participants would use such multiples when valuing the investments.

(4)
Future policy benefits primarily represent general account liabilities for the living benefit features of the Company’s variable annuity contracts which are accounted for as embedded derivatives. Since the valuation methodology for these liabilities uses a range of inputs that vary at the contract level over the cash flow projection period, presenting a range, rather than weighted average, is a more meaningful representation of the unobservable inputs used in the valuation.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

(5)
Lapse rates are adjusted at the contract level based on the in-the-moneyness of the living benefit and reflect other factors, such as the applicability of any surrender charges. Lapse rates are reduced when contracts are more in-the-money. Lapse rates are also generally assumed to be lower for the period where surrender charges apply.

(6)
The spread over the LIBOR swap curve represents the premium added to the proxy for the risk-free rate (LIBOR) to reflect our estimates of rates that a market participant would use to value the living benefit contracts in both the accumulation and payout phases. This spread includes an estimate of NPR, which is the risk that the obligation will not be fulfilled by the Company. NPR is primarily estimated by utilizing the credit spreads associated with issuing funding agreements, adjusted for any illiquidity risk premium. In order to reflect the financial strength ratings of the Company, credit spreads associated with funding agreements, as opposed to credit spread associated with debt, are utilized in developing this estimate because both funding agreements and living benefit contracts are insurance liabilities and are therefore senior to debt.

(7)
The utilization rate assumption estimates the percentage of contracts that will utilize the benefit during the contract duration and begin lifetime withdrawals at various time intervals from contract inception. The remaining contractholders are assumed to either begin lifetime withdrawals immediately or never utilize the benefit. Utilization assumptions may vary by product type, tax status and age. The impact of changes in these assumptions is highly dependent on the product type, the age of the contractholder at the time of the sale, and the timing of the first lifetime income withdrawal. Range reflects the utilization rate for the vast majority of business with living benefits.

(8)
The withdrawal rate assumption estimates the magnitude of annual contractholder withdrawals relative to the maximum allowable amount under the contract. These assumptions vary based on the age of the contractholder, the tax status of the contract and the duration since the contractholder began lifetime withdrawals. As of December 31, 2018 and 2017, the minimum withdrawal rate assumption is 78% and the maximum withdrawal rate assumption may be greater than 100%. The fair value of the liability will generally increase the closer the withdrawal rate is to 100% and decrease as the withdrawal rate moves further away from 100%.

(9)
Range reflects the mortality rate for the vast majority of business with living benefits, with policyholders ranging from 50 to 90 years old. While the majority of living benefits have a minimum age requirement, certain benefits do not have an age restriction. This results in contractholders for certain benefits with mortality rates approaching 0%. Based on historical experience, the Company applies a set of age and duration specific mortality rate adjustments compared to standard industry tables. A mortality improvement assumption is also incorporated into the overall mortality table.

Interrelationships Between Unobservable Inputs – In addition to the sensitivities of fair value measurements to changes in each unobservable input in isolation, as reflected in the table above, interrelationships between these inputs may also exist, such that a change in one unobservable input may give rise to a change in another, or multiple, inputs. Examples of such interrelationships for significant internally-priced Level 3 assets and liabilities are as follows:
Corporate Securities – The rate used to discount future cash flows reflects current risk-free rates plus credit and liquidity spread requirements that market participants would use to value an asset. The discount rate may be influenced by many factors, including market cycles, expectations of default, collateral, term and asset complexity. Each of these factors can influence discount rates, either in isolation, or in response to other factors.
Future Policy Benefits – The Company expects efficient benefit utilization and withdrawal rates to generally be correlated with lapse rates. However, behavior is generally highly dependent on the facts and circumstances surrounding the individual contractholder, such as their liquidity needs or tax situation, which could drive lapse behavior independent of other contractholder behavior assumptions. To the extent more efficient contractholder behavior results in greater in-the-moneyness at the contract level, lapse rates may decline for those contracts. Similarly, to the extent that increases in equity volatility are correlated with overall declines in the capital markets, lapse rates may decline as contracts become more in-the-money.
Changes in Level 3 Assets and Liabilities – The following tables describe changes in fair values of Level 3 assets and liabilities as of the dates indicated, as well as the portion of gains or losses included in income attributable to unrealized gains or losses related to those assets and liabilities still held at the end of their respective periods. When a determination is made to classify assets and liabilities within Level 3, the determination is based on significance of the unobservable inputs in the overall fair value measurement. All transfers are based on changes in the observability of the valuation inputs, including the availability of pricing service information that the Company can validate. Transfers into Level 3 are generally the result of unobservable inputs utilized within valuation methodologies and the use of indicative broker quotes for assets that were previously valued using observable inputs. Transfers out of Level 3 are generally due to the use of observable inputs in valuation methodologies as well as the availability of pricing service information for certain assets that the Company can validate. During the second quarter of 2018, $213 million of investments in collateralized loan obligations (“CLOs”) reported as “Asset-backed securities” were transferred from Level 3 to Level 2 as market activity, liquidity and overall observability of valuation inputs of CLOs have increased.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

	Year Ended December 31, 2018
	Fair Value, beginning of period	Total realized and unrealized gains (losses)(1)	Purchases	Sales	Issuances	Settlements	Other(2)	Transfers into Level 3	Transfers out of Level 3	Fair Value, end of period	Unrealized gains (losses) for assets still held(3)
	(in thousands)
Fixed maturities, available-for-sale:
U.S. Government	$5,237	$0	$2,895	$0	$0	$0	$0	$0	$0	$8,132	$0
Foreign Government	0	0	0	0	0	0	0	0	0	0	0
Corporate Securities(4)	95,206	(10,922)	15,268	(275)	0	(22,332)	24	9,969	(1,486)	85,452	(6,627)
Structured Securities(5)	185,358	(724)	84,810	(14,236)	0	(37,672)	0	51,979	(260,179)	9,336	0
Other assets:
Equity securities	9,758	(591)	0	(3,609)	0	0	147	0	0	5,705	(1,208)
Other invested assets	147	0	0	0	0	0	(147)	0	0	0	0
Short-term investments	87	(20)	0	0	0	(43)	(24)	0	0	0	(55)
Cash equivalents	0	13	0	0	0	(13)	0	0	0	0	0
Reinsurance recoverables	244,006	(28,757)	19,061	0	0	0	5,601	0	0	239,911	(19,962)
Receivables from parent and affiliates	0	0	0	0	0	0	0	0	0	0	0
Liabilities:
Future policy benefits	(8,151,902)	843,914	0	0	(1,024,486)	0	0	0	0	(8,332,474)	529,804
Policyholders' account balances	0	6,051	0	0	(48,401)	0	0	0	0	(42,350)	6,051

	Year Ended December 31, 2018
	Total realized and unrealized gains (losses)				Unrealized gains (losses) for assets still held(3)
	Realized investment gains (losses), net(1)	Asset administration fees and other income	Included in other comprehensive income (losses)	Net investment income	Realized investment gains (losses), net	Asset administration fees and other income
	(in thousands)
Fixed maturities, available-for-sale	$(6,693)	$0	$(5,194)	$241	$(6,627)	$0
Other assets:
Equity securities	0	(591)	0	0	0	(1,208)
Other invested assets	0	0	0	0	0	0
Short-term investments	(20)	0	0	0	(55)	0
Cash equivalents	13	0	0	0	0	0
Reinsurance recoverables	(28,757)	0	0	0	(19,962)	0
Receivables from parent and affiliates	0	0	0	0	0	0
Liabilities:
Future policy benefits	843,914	0	0	0	529,804	0
Policyholders' account balances	6,051	0	0	0	6,051	0

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

	Year Ended December 31, 2017(7)
	Fair Value, beginning of period	Total realized and unrealized gains (losses)(1)	Purchases	Sales	Issuances	Settlements	Other(2)	Transfers into Level 3	Transfers out of Level 3	Fair Value, end of period	Unrealized gains (losses) for assets still held(3)
	(in thousands)
Fixed maturities, available-for-sale:
U.S. Government	$0	$0	$4,264	$0	$0	$0	$973	$0	$0	$5,237	$0
Foreign Government	87	0	0	0	0	0	0	0	(87)	0	0
Corporate Securities(4)	151,989	(2,630)	17,920	(15,283)	0	(111,675)	(4,157)	64,412	(5,370)	95,206	(6,498)
Structured Securities(5)	31,735	976	237,469	(5,613)	0	(55,184)	0	106,034	(130,059)	185,358	(8)
Other assets:
Equity securities(6)	4,864	1,040	0	0	0	0	3,854	0	0	9,758	338
Other invested assets(6)	0	(7)	0	0	0	0	154	0	0	147	(7)
Short-term investments	450	0	94	(5)	0	(2)	(450)	0	0	87	0
Cash equivalents	375	0	0	0	0	0	(375)	0	0	0	0
Reinsurance recoverables	240,091	(18,240)	19,416	0	0	0	2,739	0	0	244,006	(10,303)
Receivables from parent and affiliates	33,962	0	0	0	0	0	0	0	(33,962)	0	0
Liabilities:
Future policy benefits	(7,707,333)	552,047	0	0	(996,616)	0	0	0	0	(8,151,902)	307,529
Policyholders' account balances	0	0	0	0	0	0	0	0	0	0	0

	Year Ended December 31, 2017(7)
	Total realized and unrealized gains (losses)				Unrealized gains (losses) for assets still held(3)
	Realized investment gains (losses), net(1)	Asset administration fees and other income	Included in other comprehensive income (losses)	Net investment income	Realized investment gains (losses), net	Asset administration fees and other income
	(in thousands)
Fixed maturities, available-for-sale	$(6,301)	$0	$(3,410)	$8,057	$(6,506)	$0
Other assets:
Equity securities(6)	0	689	351	0	0	338
Other invested assets(6)	(7)	0	0	0	(7)	0
Short-term investments	0	0	0	0	0	0
Cash equivalents	0	0	0	0	0	0
Reinsurance recoverables	(18,240)	0	0	0	(10,303)	0
Receivables from parent and affiliates	0	0	0	0	0	0
Liabilities:
Future policy benefits	552,047	0	0	0	307,529	0
Policyholders' account balances	0	0	0	0	0	0

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

The following tables summarize the portion of changes in fair values of Level 3 assets and liabilities included in earnings and OCI for the year ended December 31, 2016, as well as the portion of gains or losses included in income attributable to unrealized gains or losses related to those assets and liabilities still held as of December 31, 2016.

	Year Ended December 31, 2016(7)
	Total realized and unrealized gains (losses)				Unrealized gains (losses) for assets still held(3)
	Realized investment gains (losses), net(1)	Asset administration fees and other income	Included in other comprehensive income (losses)	Net investment income	Realized investment gains (losses), net	Asset administration fees and other income
	(in thousands)
Fixed maturities, available-for-sale	$(4,014)	$(161)	$2,466	$5,974	$(4,943)	$0
Other assets:
Equity securities(6)	0	(123)	(351)	0	0	(123)
Other invested assets(6)	0	0	0	0	0	0
Short-term investments	0	0	0	0	0	0
Cash equivalents	0	0	0	0	0	0
Reinsurance recoverables	(2,852,588)	0	0	0	59,501	0
Receivables from parent and affiliates	(13)	0	50	0	0	0
Liabilities:
Future policy benefits	(3,791,759)	0	0	0	(3,740,535)	0
Policyholders' account balances	0	0	0	0	0	0

(1)
Realized investment gains (losses) on future policy benefits and reinsurance recoverables primarily represent the change in the fair value of the Company's living benefit guarantees on certain of its variable annuity contracts.

(2)	Other, primarily represents reclassifications of certain assets and liabilities between reporting categories.

(3)	Unrealized gains or losses related to assets still held at the end of the period do not include amortization or accretion of premiums and discounts.

(4)
Includes U.S. corporate public, U.S. corporate private, foreign corporate public and foreign corporate private securities. Prior period amounts were aggregated to conform to current period presentation.

(5)	Includes asset-backed, commercial mortgage-backed and residential mortgage-backed securities. Prior period amounts were aggregated to conform to current period presentation.

(6)	Prior period amounts have been reclassified to conform to current period presentation. See Note 2 for details.

(7)	Prior period amounts have been updated to conform to current period presentation.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

Fair Value of Financial Instruments

The table below presents the carrying amount and fair value by fair value hierarchy level of certain financial instruments that are not reported at fair value. The financial instruments presented below are reported at carrying value on the Company’s Statements of Financial Position. In some cases, as described below, the carrying amount equals or approximates fair value.

	December 31, 2018(1)
	Fair Value				Carrying Amount(2)
	Level 1	Level 2	Level 3	Total	Total

	(in thousands)
Assets:
Commercial mortgage and other loans	$0	$0	$1,339,707	$1,339,707	$1,353,478
Policy loans	0	0	12,805	12,805	12,805
Short-term investments	7,750	0	0	7,750	7,750
Cash and cash equivalents	136,175	675,000	0	811,175	811,175
Accrued investment income	0	90,895	0	90,895	90,895
Reinsurance recoverables	0	0	55,236	55,236	55,236
Receivables from parent and affiliates	0	9,188	0	9,188	9,188
Other assets	0	3,735	0	3,735	3,735
Total assets	$143,925	$778,818	$1,407,748	$2,330,491	$2,344,262
Liabilities:
Policyholders’ account balances - investment contracts	$0	$0	$560,548	$560,548	$565,903
Cash collateral for loaned securities	0	384	0	384	384
Short-term debt	0	139,843	0	139,843	140,569
Long-term debt	0	791,670	0	791,670	787,596
Reinsurance Payables	0	0	55,236	55,236	55,236
Payables to parent and affiliates	0	30,846	0	30,846	30,846
Other liabilities	0	554,162	0	554,162	554,162
Separate account liabilities - investment contracts	0	71	0	71	71
Total liabilities	$0	$1,516,976	$615,784	$2,132,760	$2,134,767

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

	December 31, 2017(1)
	Fair Value				Carrying Amount(2)
	Level 1	Level 2	Level 3	Total	Total

	(in thousands)
Assets:
Commercial mortgage and other loans	$0	$0	$1,396,167	$1,396,167	$1,387,012
Policy loans	0	0	12,558	12,558	12,558
Short-term investments	0	0	0	0	0
Cash and cash equivalents	493,473	0	0	493,473	493,473
Accrued investment income	0	88,331	0	88,331	88,331
Reinsurance recoverables	0	0	59,588	59,588	59,588
Receivables from parent and affiliates	0	11,206	0	11,206	11,206
Other assets	0	13,802	0	13,802	13,802
Total assets	$493,473	$113,339	$1,468,313	$2,075,125	$2,065,970
Liabilities:
Policyholders’ account balances - investment contracts	$0	$0	$281,582	$281,582	$281,051
Cash collateral for loaned securities	0	17,383	0	17,383	17,383
Short-term debt	0	43,734	0	43,734	43,734
Long-term debt	0	1,003,251	0	1,003,251	928,165
Reinsurance payables	0	0	59,588	59,588	59,588
Payables to parent and affiliates	0	36,026	0	36,026	36,026
Other liabilities	0	135,556	0	135,556	135,556
Separate account liabilities - investment contracts	0	102	0	102	102
Total liabilities	$0	$1,236,052	$341,170	$1,577,222	$1,501,605

(1)
The information presented as of December 31, 2017, excludes certain hedge funds, private equity funds and other funds that were accounted for using the cost method and for which the fair value was measured at NAV per share (or its equivalent) as a practical expedient. The fair value and the carrying value of these cost method investments were $6.4 million and $6.0 million, respectively. Due to the adoption of ASU 2016-01 effective January 1, 2018, these assets are carried at fair value at each reporting date with changes in fair value reported in “Asset administration fees and other income.” Therefore, as of December 31, 2018, these assets are excluded from this table but are reported in the fair value recurring measurement table.

(2)
Carrying values presented herein differ from those in the Company’s Statements of Financial Position because certain items within the respective financial statement captions are not considered financial instruments or are out of scope under authoritative guidance relating to disclosures of the fair value of financial instruments.

The fair values presented above have been determined by using available market information and by applying market valuation methodologies, as described in more detail below.
Commercial Mortgage and Other Loans
The fair value of most commercial mortgage loans is based upon the present value of the expected future cash flows discounted at the appropriate U.S. Treasury rate or foreign government bond rate (for non-U.S. dollar-denominated loans) plus an appropriate credit spread for loans of similar quality, average life and currency. The quality ratings for these loans, a primary determinant of the credit spreads and a significant component of the pricing process, are based on an internally-developed methodology. Certain commercial mortgage loans are valued incorporating other factors, including the terms of the loans, the principal exit strategies for the loans, prevailing interest rates and credit risk.
Policy Loans
Policy loans carrying value approximates fair value.
Short-Term Investments, Cash and Cash Equivalents, Accrued Investment Income, Receivables from Parent and Affiliates, and Other Assets
The Company believes that due to the short-term nature of certain assets, the carrying value approximates fair value. These assets include: certain short-term investments which are not securities, are recorded at amortized cost; cash and cash equivalent instruments; accrued investment income; and other assets that meet the definition of financial instruments, including receivables such as unsettled trades and accounts receivable.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

Reinsurance Recoverables and Reinsurance Payables
Reinsurance recoverables and reinsurance payables include corresponding receivables and payables associated with reinsurance arrangements between the Company and related parties. See Note 10 for additional information about the Company's reinsurance arrangements.
Policyholders’ Account Balances - Investment Contracts
Only the portion of policyholders’ account balances related to products that are investment contracts (those without significant mortality or morbidity risk) are reflected in the table above. For fixed deferred annuities, payout annuities and other similar contracts without life contingencies, fair values are generally derived using discounted projected cash flows based on interest rates that are representative of the Company’s financial strength ratings, and hence reflect the Company’s own NPR. For those balances that can be withdrawn by the customer at any time without prior notice or penalty, the fair value is the amount estimated to be payable to the customer as of the reporting date, which is generally the carrying value.
Cash Collateral for Loaned Securities
Cash collateral for loaned securities represents the collateral received or paid in connection with loaning or borrowing securities. Due to the short-term nature of these transactions, the carrying value approximates fair value.
Debt
The fair value of short-term and long-term debt is generally determined by either prices obtained from independent pricing services, which are validated by the Company, or discounted cash flow models. Discounted cash flow models predominately use market observable inputs such as the borrowing rates currently available to the Company for debt and financial instruments with similar terms and remaining maturities. For debt with a maturity of less than 90 days, the carrying value approximates fair value.
Other Liabilities and Payables to Parent and Affiliates
Other liabilities and payables to parent and affiliates are primarily payables, such as unsettled trades, drafts, escrow deposits and accrued expense payables. Due to the short-term until settlement of most of these liabilities, the Company believes that carrying value approximates fair value.
Separate Account Liabilities - Investment Contracts
Only the portion of separate account liabilities related to products that are investment contracts are reflected in the table above. Separate account liabilities are recorded at the amount credited to the contractholder, which reflects the change in fair value of the corresponding separate account assets including contractholder deposits less withdrawals and fees; therefore, carrying value approximates fair value.
6.    DEFERRED POLICY ACQUISITION COSTS
The balances of and changes in DAC as of and for the years ended December 31, are as follows:

	2018	2017	2016
	(in thousands)
Balance, beginning of year	$4,596,565	$4,344,361	$749,302
Capitalization of commissions, sales and issue expenses	372,996	277,586	269,679
Amortization-Impact of assumption and experience unlocking and true-ups	(113,534)	288,974	226,204
Amortization-All other	(476,261)	(275,028)	(46,388)
Changes in unrealized investment gains and losses	67,739	(39,328)	18,772
Ceded DAC upon reinsurance agreement with Prudential Insurance(1)(2)	0	0	(7,480)
Assumed DAC upon reinsurance agreement with Pruco Life(1)	0	0	3,134,272
Balance, end of year	$4,447,505	$4,596,565	$4,344,361

(1)	See Note 1 and Note 10 for additional information.

(2)	Represents a $7.5 million true-up in 2016 to the ceded DAC upon reinsurance agreement with Prudential Insurance in 2015.

7.    VALUE OF BUSINESS ACQUIRED
The balances of and changes in VOBA as of and for the years ended December 31, are as follows:

	2018	2017	2016

	(in thousands)
Balance, beginning of year	$35,109	$30,287	$33,640
Amortization-Impact of assumption and experience unlocking and true-ups (1)	1,485	10,035	2,372
Amortization-All other (1)	(7,348)	(7,422)	(8,176)
Interest (2)	1,983	2,001	1,939
Change in unrealized investment gains and losses	1,993	208	512
Balance, end of year	$33,222	$35,109	$30,287

(1)	The weighted average remaining expected life of VOBA was approximately 5.62 years as of December 31, 2018.

(2)	The interest accrual rate for the VOBA related to the businesses acquired was 5.96%, 5.96% and 6.00% for the years ended December 31, 2018, 2017 and 2016.
The following table provides estimated future amortization, net of interest, for the periods indicated:

	2019	2020	2021	2022	2023

	(in thousands)
Estimated future VOBA amortization	$4,531	$4,039	$3,626	$3,247	$2,909

8.	POLICYHOLDERS’ LIABILITIES
Future Policy Benefits
Future policy benefits at December 31 for the years indicated are as follows:

	2018	2017

	(in thousands)
Life insurance – domestic	$74	$800
Individual and group annuities and supplementary contracts(1)	1,021,854	970,936
Other contract liabilities(1)	8,347,058	8,160,833
Total future policy benefits	$9,368,986	$9,132,569

(1)	Includes assumed reinsurance business.

Individual and group annuities and supplementary contract liabilities include reserves for life contingent immediate annuities and life contingent group annuities. Other contract liabilities include unearned premiums and certain other reserves for annuities and individual life products.
Future policy benefits for domestic life insurance policies reflect in course of settlement amounts.
Future policy benefits for individual and group annuities and supplementary contracts with life contingencies are generally equal to the present value of expected future payments. Assumptions as to mortality are based on the Company’s experience, industry data, and/or other factors, when the basis of the reserve is established. The interest rates used in the determination of the present values generally range from 0.0% to 8.3%, with less than 1.0% of the reserves based on an interest rate in excess of 8.0%.
The Company’s liability for future policy benefits are primarily liabilities for guaranteed benefits related to certain long-duration life and annuity contracts. Liabilities for guaranteed benefits with embedded derivative features are primarily in "Other contract liabilities" in the table above. The remaining liabilities for guaranteed benefits are primarily reflected with the underlying contract. The interest rates used in the determination of the present values range from 3.1% to 4.4%. See Note 9 for additional information regarding liabilities for guaranteed benefits related to certain long-duration contracts.
Premium deficiency reserves included in “Future policy benefits” are established, if necessary, when the liability for future policy benefits plus the present value of expected future gross premiums are determined to be insufficient to provide for expected future policy benefits and expenses. Premium deficiency reserves have been recorded for the individual annuity business, which consists of limited-payment, long-duration; and single premium immediate annuities with life contingencies.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

Policyholders’ Account Balances
Policyholders’ account balances at December 31 for the years indicated are as follows:

	2018	2017

	(in thousands)
Interest-sensitive life contracts	$15,049	$15,301
Individual annuities(1)	4,729,973	4,162,138
Guaranteed interest accounts	608,574	668,713
Total policyholders’ account balances	$5,353,596	$4,846,152

(1)	Includes assumed reinsurance business from Pruco Life.
Policyholders’ account balances represent an accumulation of account deposits plus credited interest less withdrawals, expenses and mortality charges, if applicable. These policyholders’ account balances also include provisions for benefits under non-life contingent payout annuities. Interest crediting rates range from 3.5% to 6.0% for interest-sensitive life contracts. Interest crediting rates for individual annuities range from 0.0% to 6.5%. Interest crediting rates for guaranteed interest accounts range from 0.1% to 5.8%.
9.    CERTAIN LONG-DURATION CONTRACTS WITH GUARANTEES

The Company issued variable annuity contracts through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholder. The Company also issued variable annuity contracts with general and separate account options where the Company contractually guarantees to the contractholder a return of no less than total deposits made to the contract adjusted for any partial withdrawals ("return of net deposits"). In certain of these variable annuity contracts, the Company also contractually guarantees to the contractholder a return of no less than (1) total deposits made to the contract adjusted for any partial withdrawals plus a minimum return ('minimum return"), and/or (2) the highest contract value on a specified date adjusted for any withdrawals (“contract value”). These guarantees include benefits that are payable in the event of death, annuitization or at specified dates during the accumulation period and withdrawal and income benefits payable during specified periods. The Company also issued annuity contracts with market value adjusted investment options (“MVAs”), which provide for a return of principal plus a fixed-rate of return if held to maturity, or, alternatively, a “market adjusted value” if surrendered prior to maturity or if funds are reallocated to other investment options. The market value adjustment may result in a gain or loss to the Company, depending on crediting rates or an indexed rate at surrender, as applicable. The Company also issued fixed deferred annuity contracts without MVA that have a guaranteed credited rate and annuity benefit.
The assets supporting the variable portion of all variable annuities are carried at fair value and reported as “Separate account assets” with an equivalent amount reported as “Separate account liabilities.” Amounts assessed against the contractholders for mortality, administration, and other services are included within revenue in “Policy charges and fee income” and changes in liabilities for minimum guarantees are generally included in “Policyholders’ benefits” or "Realized investment gains (losses), net".
For those guarantees of benefits that are payable in the event of death, the net amount at risk is generally defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date. The Company’s primary risk exposures for these contracts relates to actual deviations from, or changes to, the assumptions used in the original pricing of these products, including fixed income and equity market returns, contract lapses and contractholder mortality.
For guarantees of benefits that are payable at annuitization, the net amount at risk is generally defined as the present value of the minimum guaranteed annuity payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance. The Company’s primary risk exposures for these contracts relates to actual deviations from, or changes to, the assumptions used in the original pricing of these products, including fixed income and equity market returns, timing of annuitization, contract lapses and contractholder mortality.
For guarantees of benefits that are payable at withdrawal, the net amount at risk is generally defined as the present value of the minimum guaranteed withdrawal payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance. For guarantees of accumulation balances, the net amount at risk is generally defined as the guaranteed minimum accumulation balance minus the current account balance. The Company’s primary risk exposures for these contracts relates to actual deviations from, or changes to, the assumptions used in the original pricing of these products, including equity market returns, interest rates, market volatility and contractholder behavior.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

The Company’s contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed may not be mutually exclusive. The liabilities related to the net amount at risk are reflected within “Future policy benefits.” As of December 31, 2018 and 2017, the Company had the following guarantees associated with these contracts, by product and guarantee type:

	December 31, 2018		December 31, 2017
	In the Event of Death(1)	At Annuitization/ Accumulation(1)(2)	In the Event of Death(1)	At Annuitization/ Accumulation (1)(2)

Annuity Contracts	(in thousands)
Return of net deposits
Account value	$106,779,202	N/A	$119,182,143	N/A
Net amount at risk	$843,419	N/A	$274,617	N/A
Average attained age of contractholders	67 years	N/A	66 years	N/A
Minimum return or contract value
Account value	$22,184,537	$115,822,894	$25,835,100	$129,630,456
Net amount at risk	$4,322,406	$7,252,486	$2,161,133	$3,225,700
Average attained age of contractholders	70 years	68 years	69 years	67 years
Average period remaining until earliest expected annuitization	N/A	0 years	N/A	0 years

(1)	Amounts include assumed reinsurance business.

(2)	Includes income and withdrawal benefits.

Account balances of variable annuity contracts with guarantees were invested in separate account investment options as follows:

	December 31, 2018(1)	December 31, 2017(1)

	(in thousands)
Equity funds	$69,686,791	$83,556,771
Bond funds	51,855,361	53,027,241
Money market funds	2,542,219	3,726,553
Total	$124,084,371	$140,310,565

(1)	Amounts include assumed reinsurance business.
In addition to the amounts invested in separate account investment options above, $4.9 billion at December 31, 2018 and $4.7 billion at December 31, 2017 of account balances of variable annuity contracts with guarantees, inclusive of contracts with MVA features, were invested in general account investment options. For the years ended December 31, 2018, 2017 and 2016, there were no transfers of assets, other than cash, from the general account to any separate account, and accordingly no gains or losses recorded.
Liabilities for Guarantee Benefits
The table below summarizes the changes in general account liabilities for guarantees. The liabilities for GMDB and GMIB are included in “Future policy benefits” and the related changes in the liabilities are included in “Policyholders’ benefits.” GMAB, GMWB and GMIWB are accounted for as embedded derivatives and are recorded at fair value within “Future policy benefits.” Changes in the fair value of these derivatives, including changes in the Company’s own risk of non-performance, along with any fees attributed or payments made relating to the derivative are recorded in “Realized investment gains (losses), net.” See Note 5 for additional information regarding the methodology used in determining the fair value of these embedded derivatives. The Company maintains a portfolio of derivative investments that serve as a partial hedge of the risks associated with these products, for which the changes in fair value are also recorded in “Realized investment gains (losses), net.” This portfolio of derivative investments does not qualify for hedge accounting treatment under U.S. GAAP.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

	GMDB	GMAB/GMWB/ GMIWB	GMIB	Totals
Variable Annuity	(in thousands)
Balance at December 31, 2015	$265,877	$3,134,077	$13,864	$3,413,818
Incurred guarantee benefits(1)	43,185	(1,979,215)	(3,683)	(1,939,713)
Paid guarantee benefits	(55,604)	0	(2,209)	(57,813)
Change in unrealized investment gains and losses	(5,206)	0	(209)	(5,415)
Assumed guarantees upon reinsurance agreement with Pruco Life	389,067	6,552,471	30,130	6,971,668
Balance at December 31, 2016	637,319	7,707,333	37,893	8,382,545
Incurred guarantee benefits(1)(2)	29,605	444,569	(11,686)	462,488
Paid guarantee benefits(2)	(57,053)	0	(3,798)	(60,851)
Change in unrealized investment gains and losses(2)	12,931	0	117	13,048
Balance at December 31, 2017	622,802	8,151,902	22,526	8,797,230
Incurred guarantee benefits(1)(2)	103,596	180,572	2,679	286,847
Paid guarantee benefits(2)	(67,887)	0	(2,915)	(70,802)
Change in unrealized investment gains and losses(2)	(20,108)	0	(230)	(20,338)
Balance at December 31, 2018	$638,403	$8,332,474	$22,060	$8,992,937

(1)
Incurred guarantee benefits include the portion of assessments established as additions to reserves as well as changes in estimates affecting the reserves. Also includes changes in the fair value of features considered to be derivatives.

(2)	Amounts include assumed reinsurance business.
The GMDB liability is determined each period end by estimating the accumulated value of a portion of the total assessments to date less the accumulated value of the guaranteed death benefits in excess of the account balance. The GMIB liability associated with variable annuities is determined each period by estimating the accumulated value of a portion of the total assessments to date less the accumulated value of the projected income benefits in excess of the account balance. The portion of assessments used is chosen such that, at issue the present value of expected death benefits or expected income benefits in excess of the projected account balance and the portion of the present value of total expected assessments over the lifetime of the contracts are equal. The Company regularly evaluates the estimates used and adjusts the GMDB and GMIB liability balances with an associated charge or credit to earnings, if actual experience or other evidence suggests that earlier estimates should be revised.
The GMAB features provide the contractholder with a guaranteed return of initial account value or an enhanced value if applicable. The most significant of the Company’s GMAB features are the guaranteed return option features, which includes an automatic rebalancing element that reduces the Company’s exposure to these guarantees. The GMAB liability is calculated as the present value of future expected payments in excess of the account balance less the present value of future expected rider fees attributable to the embedded derivative feature.
The GMWB features provide the contractholder with access to a guaranteed remaining balance if the account value is reduced to zero through a combination of market declines and withdrawals. The guaranteed remaining balance is generally equal to the protected value under the contract, which is initially established as the greater of the account value or cumulative deposits when withdrawals commence, less cumulative withdrawals. The contractholder also has the option, after a specified time period, to reset the guaranteed remaining balance to the then-current account value, if greater. The contractholder accesses the guaranteed remaining balance through payments over time, subject to maximum annual limits. The GMWB liability is calculated as the present value of future expected payments to customers less the present value of future expected rider fees attributable to the embedded derivative feature.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

The GMIWB features, taken collectively, provide a contractholder two optional methods to receive guaranteed minimum payments over time, a “withdrawal” option or an “income” option. The withdrawal option (which was available under only one of the GMIWBs and is no longer offered) guarantees that a contractholder can withdraw an amount each year until the cumulative withdrawals reach a total guaranteed balance. The income option (which varies among the Company’s GMIWBs) in general guarantees the contractholder the ability to withdraw an amount each year for life (or for joint lives, in the case of any spousal version of the benefit) where such amount is equal to a percentage of a protected value under the benefit. The contractholder also has the potential to increase this annual amount, based on certain subsequent increases in account value that may occur. The GMIWB can be elected by the contractholder upon issuance of an appropriate deferred variable annuity contract or at any time following contract issue prior to annuitization. Certain GMIWB features include an automatic rebalancing element that reduces the Company’s exposure to these guarantees. The GMIWB liability is calculated as the present value of future expected payments to customers less the present value of future expected rider fees attributable to the embedded derivative feature.
Sales Inducements
The Company defers sales inducements and amortizes them over the anticipated life of the policy using the same methodology and assumptions used to amortize DAC. DSI is included in “Deferred sales inducements” in the Company’s Statements of Financial Position. The Company has offered various types of sales inducements, including: (1) a bonus whereby the policyholder’s initial account balance is increased by an amount equal to a specified percentage of the customer’s initial deposit and (2) additional credits after a certain number of years a contract is held. Changes in DSI, reported as “Interest credited to policyholders’account balances,” are as follows:

Sales Inducements
(in thousands)
Balance at December 31, 2015	$452,752
Capitalization	1,805
Amortization - Impact of assumption and experience unlocking and true-ups	101,424
Amortization - All other	(81,603)
Change in unrealized investment gains and losses	4,915
Assumed DSI upon reinsurance agreement with Pruco Life(1)	499,530
Balance at December 31, 2016	978,823
Capitalization	1,551
Amortization - Impact of assumption and experience unlocking and true-ups	145,141
Amortization - All other	(94,014)
Change in unrealized investment gains and losses	(10,715)
Balance at December 31, 2017	1,020,786
Capitalization	2,888
Amortization - Impact of assumption and experience unlocking and true-ups	(5,713)
Amortization - All other	(149,236)
Change in unrealized investment gains and losses	20,873
Balance at December 31, 2018	$889,598

(1)	See Note 1 for additional information.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

10.    REINSURANCE
The Company uses reinsurance as part of its risk management and capital management strategies for certain of its living benefit guarantees and variable annuity base contracts. Through March 31, 2016, the Company reinsured its living benefit guarantees on certain variable annuity products to Pruco Re and Prudential Insurance, which are the legal entities in which the Company previously executed its living benefit hedging program. Effective April 1, 2016 the Company recaptured the risks related to its variable annuity living benefit guarantees that were previously reinsured to Pruco Re and Prudential Insurance, as discussed further in Note 1. In addition, the Company reinsured variable annuity base contracts, along with the living benefit guarantees, from Pruco Life, excluding the PLNJ business which was reinsured to Prudential Insurance. This reinsurance covers new and in force business and excludes business reinsured externally.
In the fourth quarter of 2015, the Company surrendered its New York license. The Company recaptured the New York living benefits previously ceded to Pruco Re, and reinsured the majority of its New York business, both the living benefit guarantees and base contracts, to Prudential Insurance. See Note 1 for additional information. Reinsurance ceded arrangements do not discharge the Company as the primary insurer. Ceded balances would represent a liability of the Company in the event the reinsurers were unable to meet their obligations to the Company under the terms of the reinsurance agreements. The Company believes a material reinsurance liability resulting from such inability of reinsurers to meet their obligations is unlikely.
Realized investment gains and losses include the impact of reinsurance agreements, particularly reinsurance agreements involving living benefit guarantees. These reinsurance agreements are derivatives and have been accounted for in the same manner as embedded derivatives and the changes in the fair value of these derivatives are recognized through "Realized investment gains (losses), net". See Note 4 for additional information related to the accounting for embedded derivatives.
Reinsurance amounts included in the Company's Statements of Financial Position as of December 31, were as follows:

	2018	2017
	(in thousands)
Reinsurance recoverables	$572,102	$563,428
Deferred policy acquisition costs	3,703,166	3,766,066
Deferred sales inducements	476,608	540,389
Value of business acquired	(2,431)	(2,702)
Other assets	79,992	105,167
Policyholders’ account balances	3,098,537	2,825,030
Future policy benefits	5,680,939	5,511,496
Reinsurance payables(1)	232,937	262,588
Other liabilities	290,330	329,019

(1)	"Reinsurance payables" includes $0.1 million of unaffiliated activity as of both December 31, 2018 and 2017.

The reinsurance recoverables by counterparty are broken out below:

	December 31, 2018	December 31, 2017
	(in thousands)
Prudential Insurance	$335,349	$310,758
Pruco Life	236,716	252,383
Unaffiliated	37	287
Total reinsurance recoverables	$572,102	$563,428

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

Reinsurance amounts, included in the Company’s Statements of Operations and Comprehensive Income for the years ended December 31, were as follows:

	2018	2017	2016
	(in thousands)
Premiums:
Direct	$37,895	$33,908	$39,326
Assumed	31,989	32,890	860,831
Ceded	(2,619)	(3,225)	(3,318)
Net premiums	67,265	63,573	896,839
Policy charges and fee income:
Direct	549,500	622,099	647,226
Assumed	1,661,484	1,632,132	1,153,752
Ceded(1)	(39,706)	(44,652)	(45,754)
Net policy charges and fee income	2,171,278	2,209,579	1,755,224
Asset administration fees and other income:
Direct	96,743	129,847	103,892
Assumed	301,549	293,275	205,221
Ceded	(9,136)	(9,747)	(9,729)
Net asset administration fees and other income	389,156	413,375	299,384
Realized investment gains (losses), net:
Direct	81,120	(1,335,253)	(3,612,578)
Assumed	823,129	554,686	(81,510)
Ceded	(20,176)	(24,833)	251,328
Realized investment gains (losses), net	884,073	(805,400)	(3,442,760)
Policyholders' benefits (including change in reserves):
Direct	81,045	52,477	74,438
Assumed	110,358	46,375	553,280
Ceded(2)	(4,315)	15,216	(23,661)
Net policyholders' benefits (including change in reserves)	187,088	114,068	604,057
Interest credited to policyholders’ account balances:
Direct	127,018	9,834	74,389
Assumed	132,324	24,708	(1,551)
Ceded	(10,167)	(4,262)	(3,949)
Net interest credited to policyholders’ account balances	249,175	30,280	68,889
Reinsurance expense allowances and general and administrative expenses, net of capitalization and amortization	1,131,351	725,749	563,027

(1)	"Policy charges and fee income ceded" includes $(1) million, $(2) million and $(2) million of unaffiliated activity for the years ended December 31, 2018, 2017 and 2016, respectively.

(2)
"Policyholders' benefits (including change in reserves) ceded" includes $(0.3) million, $(0.1) million and $(0.3) million of unaffiliated activity for the years ended December 31, 2018, 2017 and 2016, respectively.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

11.    INCOME TAXES
The following schedule discloses significant components of income tax expense (benefit) for each year presented:

	Year Ended December 31,
	2018	2017	2016
		(in thousands)
Current tax expense (benefit):
U.S. federal	$(422,999)	$501,088	$2,524,458
State and local	0	1,349	0
Total	(422,999)	502,437	2,524,458
Deferred tax expense (benefit):
U.S. federal	584,503	698,662	(3,204,951)
State and local	0	0	0
Total	584,503	698,662	(3,204,951)
Total income tax expense (benefit)	161,504	1,201,099	(680,493)
Total income tax expense (benefit) reported in equity related to:
Other comprehensive income (loss)	(52,510)	98,644	(194,446)
Additional paid-in capital	0	0	(9,531)
Total income tax expense (benefit)	$108,994	$1,299,743	$(884,470)

Reconciliation of Expected Tax at Statutory Rates to Reported Income Tax Expense (Benefit)
The differences between income taxes expected at the U.S. federal statutory income tax rate of 21% applicable for 2018 and 35% applicable for the periods prior to 2018, and the reported income tax expense (benefit) are summarized as follows:

	Year Ended December 31,
	2018	2017	2016
	(in thousands)
Expected federal income tax expense (benefit)	$387,286	$391,158	$(619,704)
Non-taxable investment income	(18,954)	(46,625)	(49,630)
Tax credits	(13,694)	(10,358)	(10,507)
Changes in tax law	(193,306)	882,175	0
Other	172	(15,251)	(652)
Reported income tax expense (benefit)	$161,504	$1,201,099	$(680,493)
Effective tax rate	8.8%	107.5%	38.4%

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

The effective tax rate is the ratio of “Total income tax expense (benefit)” divided by “Income (loss) from operations before income taxes”. The Company’s effective tax rate for fiscal years 2018, 2017 and 2016 was 8.8%, 107.5% and 38.4%, respectively. The following is a description of items that had the most significant impact on the difference between the Company’s statutory U.S. federal income tax rate of 21% applicable for 2018 and 35% applicable for the periods prior to 2018, and the Company’s effective tax rate during the periods presented:

Changes in Tax Law. The following is a list of notable changes in tax law that impacted the Company’s effective tax rate for the periods presented:

Tax Act of 2017 - On December 22, 2017, the Tax Act of 2017 was enacted into U.S. law. As a result, the Company recognized a $882 million tax expense in “Total income tax expense (benefit)” in the Company’s Statement of Operations for the year ended December 31, 2017. In accordance with SEC Staff Accounting Bulletin 118, in 2017 the Company recorded the effects of the Tax Act of 2017 using reasonable estimates due to the need for further analysis of the provisions within the Tax Act of 2017 and collection, preparation and analysis of relevant data necessary to complete the accounting. During 2018, the Company completed the collection, preparation and analysis of data relevant to the Tax Act of 2017, and interpreted any additional guidance issued by the IRS, U.S. Department of the Treasury, or other standard-setting organizations, and recognized a $0.2 million increase in income tax expense for a total of $882.3 million recognized from the reduction in net deferred tax assets to reflect the reduction in the U.S. tax rate from 35% to 21%.

2018 Industry Issue Resolution (IIR) - In August 2018, the IRS released a Directive to provide guidance on the tax reserving for guaranteed benefits within variable annuity contracts and principle-based reserves on certain life insurance contracts. Adopting the methodology specified in the Directive resulted in an accelerated deduction for the Company’s 2017 tax return that would have otherwise been deductible in future years. Prior to the adoption of this Directive, the Company accounted for these future deductions as deferred tax assets measured using the current 21% corporate income tax rate. Upon adoption of the Directive, the tax benefits were revalued using the 35% tax rate applicable for the 2017 tax year in which they will now be recognized, resulting in a reduction in income tax expense of $193 million.

Non-Taxable Investment Income. The U.S. Dividends Received Deduction (“DRD”) reduces the amount of dividend income subject to U.S. tax and accounts for most of the non-taxable investment income shown in the table above. More specifically, the U.S. DRD constitutes $15 million of the total $19 million of 2018 non-taxable investment income, $46 million of the total $47 million of 2017 non-taxable investment income, and $50 million of the total $50 million of 2016 non-taxable investment income. The DRD for the current period was estimated using information from 2017, current year investment results, and current year’s equity market performance. The actual current year DRD can vary based on factors such as, but not limited to, changes in the amount of dividends received that are eligible for the DRD, changes in the amount of distributions received from fund investments, changes in the account balances of variable life and annuity contracts, and the Company’s taxable income before the DRD.

Other. This line item represents insignificant reconciling items that are individually less than 5% of the computed expected federal income tax expense (benefit) and have therefore been aggregated for purposes of this reconciliation in accordance with relevant disclosure guidance.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

Schedule of Deferred Tax Assets and Deferred Tax Liabilities

	As of December 31,
	2018	2017
	(in thousands)
Deferred tax assets:
Insurance reserves	$1,521,729	$2,064,659
Investments	276,880	404,703
Net unrealized loss on securities	86,742	7,048
Other	638	205
Deferred tax assets	1,885,989	2,476,615
Deferred tax liabilities:
VOBA and deferred policy acquisition cost	929,849	960,841
Deferred sales inducements	186,816	214,365
Deferred tax liabilities	1,116,665	1,175,206
Net deferred tax asset (liability)	$769,324	$1,301,409

The application of U.S. GAAP requires the Company to evaluate the recoverability of deferred tax assets and establish a valuation allowance if necessary to reduce the deferred tax asset to an amount that is more likely than not expected to be realized. Considerable judgment is required in determining whether a valuation allowance is necessary, and if so, the amount of such valuation allowance. In evaluating the need for a valuation allowance, the Company considers many factors, including: (1) the nature of the deferred tax assets and liabilities; (2) whether they are ordinary or capital; (3) in which tax jurisdictions they were generated and the timing of their reversal; (4) taxable income in prior carryback years as well as projected taxable earnings exclusive of reversing temporary differences and carryforwards; (5) the length of time that carryovers can be utilized in the various taxing jurisdictions; (6) any unique tax rules that would impact the utilization of the deferred tax assets; and (7) any tax planning strategies that the Company would employ to avoid a tax benefit from expiring unused. Although realization is not assured, management believes it is more likely than not that the deferred tax assets, net of valuation allowances, will be realized.
The company had no valuation allowance as of December 31, 2018 and 2017. Adjustments to the valuation allowance will be made if there is a change in management’s assessment of the amount of deferred tax asset that is realizable.
The Company’s income (loss) from operations before income taxes includes income (loss) from domestic operations of $1,844 million, $1,118 million, and $(1,771) million for the years ended December 31, 2018, 2017 and 2016, respectively.
Tax Audit and Unrecognized Tax Benefits
The Company’s liability for income taxes includes the liability for unrecognized tax benefits and interest that relate to tax years still subject to review by the IRS or other taxing authorities. The completion of review or the expiration of the Federal statute of limitations for a given audit period could result in an adjustment to the liability for income taxes.
The Company had no unrecognized tax benefits as of December 31, 2018, 2017, and 2016. The Company does not anticipate any significant changes within the next twelve months to its total unrecognized tax benefits related to tax years for which the statute of limitations has not expired.
At December 31, 2018, the Company remains subject to examination in the U.S. for tax years 2015 through 2017.
The Company is participating in the IRS’s Compliance Assurance Program. Under this program, the IRS assigns an examination team to review completed transactions as they occur in order to reach agreement with the Company on how they should be reported in the relevant tax returns. If disagreements arise, accelerated resolution programs are available to resolve the disagreements in a timely manner before the tax return is filed.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

12.    EQUITY
Accumulated Other Comprehensive Income (Loss)
AOCI represents the cumulative OCI items that are reported separate from net income and detailed on the Statements of Comprehensive Income. Each of the components that comprise OCI are described in further detail in Note 2 (Foreign Currency Translation Adjustment and Net Unrealized Investment Gains (Losses)). The balance of and changes in each component of AOCI as of and for the years ended December 31, are as follows:

	Accumulated Other Comprehensive Income (Loss)
	Foreign Currency Translation Adjustment	Net Unrealized Investment Gains (Losses)(1)	Total Accumulated Other Comprehensive Income (Loss)

	(in thousands)
Balance, December 31, 2015	$(65)	$46,231	$46,166
Change in OCI before reclassifications	(20)	(469,356)	(469,376)
Amounts reclassified from AOCI	0	(86,184)	(86,184)
Income tax benefit (expense)	7	194,439	194,446
Balance, December 31, 2016	(78)	(314,870)	(314,948)
Change in OCI before reclassifications	109	320,182	320,291
Amounts reclassified from AOCI	0	3,177	3,177
Income tax benefit (expense)	(38)	(98,606)	(98,644)
Balance, December 31, 2017	(7)	(90,117)	(90,124)
Change in OCI before reclassifications	(1,354)	(311,658)	(313,012)
Amounts reclassified from AOCI	0	62,970	62,970
Income tax benefit (expense)	285	52,225	52,510
Cumulative effect of adoption of ASU 2016-01	0	(3)	(3)
Cumulative effect of adoption of ASU 2018-02	(2)	(36,712)	(36,714)
Balance, December 31, 2018	$(1,078)	$(323,295)	$(324,373)

(1)	Includes cash flow hedges of $(4) million, $(26) million and $12 million as of December 31, 2018, 2017, and 2016, respectively.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

Reclassifications out of Accumulated Other Comprehensive Income (Loss)

	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016

	(in thousands)
Amounts reclassified from AOCI(1)(2):
Net unrealized investment gains (losses):
Cash flow hedges - Currency/Interest rate(3)	$20,761	$(1,838)	$12,800
Net unrealized investment gains (losses) on available-for-sale securities	(83,731)	(1,339)	73,384
Total net unrealized investment gains (losses)(4)	(62,970)	(3,177)	86,184
Total reclassifications for the period	$(62,970)	$(3,177)	$86,184

(1)	All amounts are shown before tax.

(2)	Positive amounts indicate gains/benefits reclassified out of AOCI. Negative amounts indicate losses/costs reclassified out of AOCI.

(3)	See Note 4 for additional information on cash flow hedges.

(4)	See table below for additional information on unrealized investment gains (losses), including the impact on deferred policy acquisition and other costs and future policy benefits.

Net Unrealized Investment Gains (Losses)
Net unrealized investment gains (losses) on securities classified as available-for-sale, certain other invested assets and other assets are included in the Company’s Statements of Financial Position as a component of AOCI. Changes in these amounts include reclassification adjustments to exclude from “Other comprehensive income (loss)” those items that are included as part of “Net income” for a period that had been part of “Other comprehensive income (loss)” in earlier periods. The amounts for the periods indicated below, split between amounts related to fixed maturity securities on which an OTTI loss has been recognized, and all other net unrealized investment gains (losses), are as follows:

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

Net Unrealized Investment Gains (Losses) on Fixed Maturity Securities on which an OTTI loss has been recognized

	Net Unrealized Gains (Losses) on Investments	Deferred Policy Acquisition Costs and Other Costs(2)	Future Policy Benefits and Other Liabilities(3)	Deferred Income Tax (Liability) Benefit	Accumulated Other Comprehensive Income (Loss) Related To Net Unrealized Investment Gains (Losses)

	(in thousands)
Balance, December 31, 2015	$9	$(3)	$0	$14	$20
Net investment gains (losses) on investments arising during the period	378	0	0	(132)	246
Reclassification adjustment for (gains) losses included in net income	556	0	0	(195)	361
Reclassification adjustment for OTTI losses excluded from net income	(2,204)	0	0	771	(1,433)
Impact of net unrealized investment (gains) losses on deferred policy acquisition costs and other costs	0	(2,130)	0	746	(1,384)
Impact of net unrealized investment (gains) losses on future policy benefits	0	0	(522)	183	(339)
Balance, December 31, 2016	(1,261)	(2,133)	(522)	1,387	(2,529)
Net investment gains (losses) on investments arising during the period	11,328	0	0	(3,481)	7,847
Reclassification adjustment for (gains) losses included in net income	2,172	0	0	(667)	1,505
Reclassification adjustment for OTTI losses excluded from net income	72	0	0	(22)	50
Impact of net unrealized investment (gains) losses on deferred policy acquisition costs and other costs	0	1,125	0	(352)	773
Impact of net unrealized investment (gains) losses on future policy benefits	0	0	365	(128)	237
Balance, December 31, 2017	12,311	(1,008)	(157)	(3,263)	7,883
Net investment gains (losses) on investments arising during the period	(15,199)	0	0	3,192	(12,007)
Reclassification adjustment for (gains) losses included in net income	(205)	0	0	43	(162)
Reclassification adjustment for OTTI losses excluded from net income(1)	(241)	0	0	51	(190)
Impact of net unrealized investment (gains) losses on deferred policy acquisition costs and other costs	0	(111)	0	23	(88)
Impact of net unrealized investment (gains) losses on future policy benefits and other liabilities	0	0	89	(19)	70
Balance, December 31, 2018	$(3,334)	$(1,119)	$(68)	$27	$(4,494)

(1)	Represents "transfers in" related to the portion of OTTI losses recognized during the period that were not recognized in earnings for securities with no prior OTTI loss.

(2)	"Other costs" primarily includes reinsurance recoverables, DSI and VOBA.

(3)	"Other liabilities" primarily includes reinsurance payables and deferred reinsurance gains.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

All Other Net Unrealized Investment Gains (Losses) in AOCI

	Net Unrealized Gains (Losses) on Investments (1)	Deferred Policy Acquisition Costs and Other Costs(3)	Future Policy Benefits and Other Liabilities(4)	Deferred Income Tax (Liability) Benefit	Accumulated Other Comprehensive Income (Loss) Related To Net Unrealized Investment Gains (Losses)

	(in thousands)
Balance, December 31, 2015	$107,451	$(30,465)	$(4,596)	$(26,179)	$46,211
Net investment gains (losses) on investments arising during the period	(637,597)	0	0	223,159	(414,438)
Reclassification adjustment for (gains) losses included in net income	85,628	0	0	(29,970)	55,658
Reclassification adjustment for OTTI losses excluded from net income	2,204	0	0	(771)	1,433
Impact of net unrealized investment (gains) losses on deferred policy acquisition costs and other costs	0	(786)	0	275	(511)
Impact of net unrealized investment (gains) losses on future policy benefits	0	0	(1,068)	374	(694)
Balance, December 31, 2016	(442,314)	(31,251)	(5,664)	166,888	(312,341)
Net investment gains (losses) on investments arising during the period	376,012	0	0	(115,538)	260,474
Reclassification adjustment for (gains) losses included in net income	(5,349)	0	0	1,644	(3,705)
Reclassification adjustment for OTTI losses excluded from net income	(72)	0	0	22	(50)
Impact of net unrealized investment (gains) losses on deferred policy acquisition costs and other costs	0	(50,961)	0	15,949	(35,012)
Impact of net unrealized investment (gains) losses on future policy benefits	0	0	(11,333)	3,967	(7,366)
Balance, December 31, 2017	(71,723)	(82,212)	(16,997)	72,932	(98,000)
Net investment gains (losses) on investments arising during the period	(405,264)	0	0	85,105	(320,159)
Reclassification adjustment for (gains) losses included in net income	63,175	0	0	(13,267)	49,908
Reclassification adjustment for OTTI losses excluded from net income(2)	241	0	0	(51)	190
Impact of net unrealized investment (gains) losses on deferred policy acquisition costs and other costs	0	90,717	0	(19,049)	71,668
Impact of net unrealized investment (gains) losses on future policy benefits and other liabilities	0	0	18,110	(3,803)	14,307
Cumulative effect of adoption of ASU 2016-01	(4)	0	0	1	(3)
Cumulative effect of adoption of ASU 2018-02	0	0	0	(36,712)	(36,712)
Balance, December 31, 2018	$(413,575)	$8,505	$1,113	$85,156	$(318,801)

(1)	Includes cash flow hedges. See Note 4 for information on cash flow hedges.

(2)	Represents "transfers out" related to the portion of OTTI losses recognized during the period that were not recognized in earnings for securities with no prior OTTI loss.

(3)	"Other costs" primarily includes reinsurance recoverables, DSI and VOBA.

(4)	"Other liabilities" primarily includes reinsurance payables and deferred reinsurance gains.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

13.    STATUTORY NET INCOME AND SURPLUS AND DIVIDEND RESTRICTIONS
The Company is required to prepare statutory financial statements in accordance with accounting practices prescribed or permitted by the AZDOI. Prescribed statutory accounting practices include publications of the NAIC, as well as state laws, regulations and general administrative rules. Statutory accounting practices ("SAP") primarily differ from U.S. GAAP by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions and valuing investments, deferred taxes and certain assets on a different basis.
Statutory net income (loss) of the Company amounted to $(852) million, $3,911 million and $(2,018) million for the years ended December 31, 2018, 2017 and 2016, respectively. Statutory surplus of the Company amounted to $6,396 million and $8,059 million at December 31, 2018 and 2017, respectively.
The Company does not utilize prescribed or permitted practices that vary materially from the statutory accounting practices prescribed by the NAIC.
The Company is subject to Arizona law, which limits the amount of dividends that insurance companies can pay to stockholders. The maximum dividend, which may be paid in any twelve-month period without notification or approval, is limited to the lesser of 10% of statutory surplus, as of December 31 of the preceding year, or the net gain from operations of the preceding calendar year. Cash dividends may only be paid out of surplus derived from realized net profits. Based on these limitations, the Company is not permitted to pay a dividend in 2019 without prior notification.
In December, September, June and March, 2018, the Company paid an extra-ordinary dividend of $225 million, $250 million, $250 million and $300 million, respectively, to its parent, PAI, which was recorded as a return of capital. In December, September, and June, 2017, the Company paid an extra-ordinary dividend of $650 million, $200 million and $100 million, respectively to PAI, which was recorded as a return of capital. In December, 2016, the Company paid an extra-ordinary dividend of $1,140 million to PAI, which was recorded as a return of capital.
14.    RELATED PARTY TRANSACTIONS
The Company has extensive transactions and relationships with Prudential Insurance and other affiliates. Although we seek to ensure that these transactions and relationships are fair and reasonable, it is possible that the terms of these transactions are not the same as those that would result from transactions among unrelated parties.
Expense Charges and Allocations
Many of the Company’s expenses are allocations or charges from Prudential Insurance or other affiliates. These expenses can be grouped into general and administrative expenses and agency distribution expenses.
The Company’s general and administrative expenses are charged to the Company using allocation methodologies based on business production processes. Management believes that the methodology is reasonable and reflects costs incurred by Prudential Insurance to process transactions on behalf of the Company. The Company operates under service and lease agreements whereby services of officers and employees, supplies, use of equipment and office space are provided by Prudential Insurance. The Company reviews its allocation methodology periodically which it may adjust accordingly. General and administrative expenses include allocations of stock compensation expenses related to a stock-based awards program and a deferred compensation program issued by Prudential Financial. The expense charged to the Company for the stock-based awards program was $0.1 million for each of the years ended December 31, 2018, 2017 and 2016. The expense charged to the Company for the deferred compensation program was $0.5 million, $0.9 million and $0.8 million for the years ended December 31, 2018, 2017 and 2016, respectively.
The Company is charged for its share of employee benefit expenses. These expenses include costs for funded and non-funded contributory and non-contributory defined benefit pension plans. Some of these benefits are based on final earnings and length of service while others are based on an account balance, which takes into consideration age, service and earnings during a career. The Company’s share of net expense for the pension plans was $2 million, $1 million and $1 million for the years ended December 31, 2018, 2017 and 2016, respectively.
The Company is also charged for its share of the costs associated with welfare plans issued by Prudential Insurance. These expenses include costs related to medical, dental, life insurance and disability. The Company's share of net expense for the welfare plans was $2 million for each of the years ended December 31, 2018, 2017 and 2016.
Prudential Insurance sponsors voluntary savings plans for its employee 401(k) plans. The plans provide for salary reduction contributions by employees and matching contributions by the Company of up to 4% of annual salary. The Company's expense for its share of the voluntary savings plan was $0.7 million, $0.5 million and $0.5 million for the years ended December 31, 2018, 2017 and 2016, respectively.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

The Company pays commissions and certain other fees to PAD in consideration for PAD’s marketing and underwriting of the Company’s products. Commissions and fees are paid by PAD to broker-dealers who sell the Company’s products. Commissions and fees paid by the Company to PAD were $122 million, $109 million and $108 million for the years ended December 31, 2018, 2017 and 2016, respectively.
The Company is charged for its share of corporate expenses incurred by Prudential Financial to benefit its businesses, such as advertising, executive oversight, external affairs and philanthropic activity.  The Company’s share of corporate expenses was $15 million, $14 million and $10 million for the years ended December 31, 2018, 2017 and 2016, respectively.
Affiliated Investment Management Expenses
In accordance with an agreement with PGIM, Inc. (“PGIM”), the Company pays investment management expenses to PGIM who acts as investment manager to certain Company general account and separate account assets. Investment management expenses paid to PGIM related to this agreement were $12 million, $13 million and $11 million for the years ended December 31, 2018, 2017 and 2016, respectively. These expenses are recorded as “Net investment income” in the Statements of Operations and Comprehensive Income (Loss).
Derivative Trades
In its ordinary course of business, the Company enters into OTC derivative contracts with an affiliate, PGF. For these OTC derivative contracts, PGF has a substantially equal and offsetting position with an external counterparty. See Note 4 for additional information.
Joint Ventures
The Company has made investments in joint ventures with certain subsidiaries of Prudential Financial. "Other invested assets" includes $228 million and $111 million as of December 31, 2018 and 2017, respectively. "Net investment income" related to these ventures includes a gain of $1 million, $9 million and $5 million for the years ended December 31, 2018, 2017 and 2016, respectively.
Affiliated Asset Administration Fee Income
The Company has a revenue sharing agreement with AST Investment Services, Inc. (“ASTISI”) and PGIM Investments LLC (“PGIM Investments”) whereby the Company receives fee income based on policyholders' separate account balances invested in the Advanced Series Trust and the Prudential Series Fund. Income received from ASTISI and PGIM Investments related to this agreement was $105 million, $111 million and $112 million for the years ended December 31, 2018, 2017 and 2016, respectively. These revenues are recorded as “Asset administration fees and other income” in the Statements of Operations and Comprehensive Income (Loss).
Affiliated Notes Receivable
Affiliated notes receivable included in "Receivables from parent and affiliates" at December 31, were as follows:

	Maturity Dates			Interest Rates			2018	2017
							(in thousands)
U.S. dollar floating rate notes			2028	3.83%	-	4.25%	$34,008	$34,268
U.S. dollar fixed rate notes	2027	-	2027	8.15%	-	14.85%	3,184	3,877
Total long-term notes receivable - affiliated(1)							$37,192	$38,145

(1)	All long-term notes receivable may be called for prepayment prior to the respective maturity dates under specified circumstances.
The affiliated notes receivable shown above are classified as available-for-sale securities and other trading assets carried at fair value. The Company monitors the internal and external credit ratings of these loans and loan performance. The Company also considers any guarantees made by Prudential Insurance for loans due from affiliates.
Accrued interest receivable related to these loans was $0.3 million and $0.2 million as of December 31, 2018 and 2017, respectively, and is included in “Other assets”. Revenues related to these loans were $0.4 million, $0.7 million and $0.9 million for the years ended December 31, 2018, 2017 and 2016, respectively, and are included in “Asset administration fees and other income”.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

Affiliated Asset Transfers

The Company participates in affiliated asset trades with parent and sister companies. Book and market value differences for trades with a parent and sister are recognized within APIC and "Realized investment gains (losses), net", respectively. The table below shows affiliated asset trades for the years ended December 31, 2018 and 2017:

Affiliate	Date	Transaction	Security Type	Fair Value	Book Value	APIC, Net of Tax Increase/ (Decrease)	Realized Investment Gain/ (Loss), Net of Tax
				(in thousands)
Pruco Life	January 2017	Sale	Fixed Maturities	$29	$29	$0	$0
Prudential Insurance	October 2017	Sale	Commercial Mortgages	$131,953	$128,529	$0	$2,226
Gibraltar Universal Life Reinsurance Company	October 2017	Purchase	Fixed Maturities	$113,686	$96,583	$0	$(11,117)
Prudential Insurance	December 2017	Purchase	Other long-term investments - Derivatives	$171,363	$171,363	$0	$0
Prudential Insurance	December 2017	Sale	Fixed Maturities	$13,793	$7,113	$0	$4,342
Prudential Insurance	February 2018	Purchase	Fixed Maturities	$136,963	$136,963	$0	$0
Pruco Life Insurance Company of Arizona	April 2018	Sale	Fixed Maturities	$64,313	$64,514	$0	$(159)
Prudential Insurance	April 2018	Sale	Fixed Maturities	$57,747	$43,434	$0	$11,308
Prudential Insurance	May 2018	Sale	Fixed Maturity & Commercial Mortgages	$162,111	$159,237	$0	$2,271
Passaic Fund LLC	June 2018	Transfer Out	Other Invested Assets - Privates	$15,281	$15,281	$0	$0
Prudential Insurance	July 2018	Sale	Fixed Maturities	$11,160	$9,277	$0	$1,488
Prudential Insurance	August 2018	Sale	Commercial Mortgages	$13,414	$13,165	$0	$196
Prudential Insurance	December 2018	Purchase	Fixed Maturities	$33,256	$33,166	$0	$(71)
Prudential Agricultural Investors LP	December 2018	Transfer Out	Other Invested Assets - Privates	$7,324	$7,324	$0	$0

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

Debt Agreements
The Company is authorized to borrow funds up to $9 billion from Prudential Financial and its affiliates to meet its capital and other funding needs. The debt issued during the second quarter of 2016 in the table below was assigned from affiliates as part of the Variable Annuities Recapture, as described further in Note 1. The following table provides the breakout of the Company's short and long-term debt to affiliates:

Affiliate	Date Issued	Amount of Notes - December 31, 2018	Amount of Notes - December 31, 2017	Interest Rate	Date of Maturity
		(in thousands)
Prudential Insurance	4/20/2016	0	18,734	2.60%	12/15/2018
Prudential Insurance	4/20/2016	0	25,000	2.60%	12/15/2018
Prudential Insurance	4/20/2016	46,835	46,835	2.80%	6/20/2019
Prudential Insurance	4/20/2016	18,734	18,734	2.80%	6/20/2019
Prudential Insurance	4/20/2016	37,468	37,468	3.64%	12/6/2020
Prudential Insurance	4/20/2016	93,671	93,671	3.64%	12/15/2020
Prudential Insurance	4/20/2016	103,039	103,039	3.64%	12/15/2020
Prudential Insurance	4/20/2016	93,671	93,671	3.47%	6/20/2021
Prudential Insurance	4/20/2016	93,671	93,671	4.39%	12/15/2023
Prudential Insurance	4/20/2016	28,102	28,102	4.39%	12/15/2023
Prudential Insurance	4/20/2016	37,468	37,468	3.95%	6/20/2024
Prudential Insurance	4/20/2016	93,671	93,671	3.95%	6/20/2024
Prudential Insurance	4/20/2016	46,835	46,835	3.95%	6/20/2024
Prudential Insurance	6/28/2016	30,000	30,000	2.08%	6/28/2019
Prudential Insurance	6/28/2016	50,000	50,000	3.49%	6/28/2026
Prudential Insurance	6/28/2016	25,000	25,000	3.49%	6/28/2026
Prudential Insurance	6/28/2016	26,000	26,000	2.59%	6/28/2021
Prudential Insurance	6/28/2016	25,000	25,000	2.08%	6/28/2019
Prudential Insurance	6/28/2016	20,000	20,000	2.08%	6/28/2019
Prudential Insurance	6/28/2016	25,000	25,000	3.49%	6/28/2026
Prudential Retirement Insurance & Annuity	6/28/2016	34,000	34,000	3.09%	6/28/2023
Total Loans Payable to Affiliates		$928,165	$971,899
The total interest expense to the Company related to loans and other payables to affiliates was $58 million, $66 million and $53 million for the years ended December 31, 2018, 2017 and 2016, respectively.
Contributed Capital and Dividends
Through December 31, 2018 and 2017, the Company did not receive any capital contributions. In June of 2016, the Company received a capital contribution in the amount of $8,422 million from PAI, related to the Variable Annuities Recapture, as discussed in Note 1.
In March, June, September and December of 2018, there was a $300 million, $250 million, $250 million and $225 million return of capital, respectively, to PAI. In June, September and December of 2017, there was a $100 million, $200 million and $650 million return of capital, respectively, to PAI. In December of 2016, there was a $1,140 million return of capital to PAI.
Reinsurance with Affiliates
As discussed in Note 10, the Company participates in reinsurance transactions with certain affiliates.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

15.    COMMITMENTS AND CONTINGENT LIABILITIES
Commitments
The Company has made commitments to fund $4 million and $37 million of commercial loans as of December 31, 2018 and 2017, respectively. The Company also made commitments to purchase or fund investments, mostly private fixed maturities, of $271 million and $134 million as of December 31, 2018 and 2017, respectively.
Contingent Liabilities
On an ongoing basis, the Company’s internal supervisory and control functions review the quality of sales, marketing and other customer interface procedures and practices and may recommend modifications or enhancements. From time to time, this review process results in the discovery of product administration, servicing or other errors, including errors relating to the timing or amount of payments or contract values due to customers. In certain cases, if appropriate, the Company may offer customers remediation and may incur charges, including the cost of such remediation, administrative costs and regulatory fines.
The Company is subject to the laws and regulations of states and other jurisdictions concerning the identification, reporting and escheatment of unclaimed or abandoned funds, and is subject to audit and examination for compliance with these requirements. For additional discussion of these matters, see “Litigation and Regulatory Matters” below.
It is possible that the results of operations or the cash flows of the Company in a particular quarterly or annual period could be materially affected as a result of payments in connection with the matters discussed above or other matters depending, in part, upon the results of operations or cash flows for such period. Management believes, however, that ultimate payments in connection with these matters, after consideration of applicable reserves and rights to indemnification, should not have a material adverse effect on the Company’s financial position.
Litigation and Regulatory Matters
The Company is subject to legal and regulatory actions in the ordinary course of its business. Pending legal and regulatory actions include proceedings specific to the Company and proceedings generally applicable to business practices in the industry in which it operates. The Company is subject to class action lawsuits and other litigation involving a variety of issues and allegations involving sales practices, claims payments and procedures, premium charges, policy servicing and breach of fiduciary duty to customers. The Company is also subject to litigation arising out of its general business activities, such as its investments, contracts, leases and labor and employment relationships, including claims of discrimination and harassment, and could be exposed to claims or litigation concerning certain business or process patents. In addition, the Company, along with other participants in the businesses in which it engages, may be subject from time to time to investigations, examinations and inquiries, in some cases industry-wide, concerning issues or matters upon which such regulators have determined to focus. In some of the Company’s pending legal and regulatory actions, parties are seeking large and/or indeterminate amounts, including punitive or exemplary damages. The outcome of litigation or a regulatory matter, and the amount or range of potential loss at any particular time, is often inherently uncertain.
The Company establishes accruals for litigation and regulatory matters when it is probable that a loss has been incurred and the amount of that loss can be reasonably estimated. For litigation and regulatory matters where a loss may be reasonably possible, but not probable, or is probable but not reasonably estimable, no accrual is established, but the matter, if material, is disclosed. The Company estimates that as of December 31, 2018, the aggregate range of reasonably possible losses in excess of accruals established for those litigation and regulatory matters for which such an estimate currently can be made is less than $150 million. This estimate is not an indication of expected loss, if any, or the Company’s maximum possible loss exposure on such matters. The Company reviews relevant information with respect to its litigation and regulatory matters on a quarterly and annual basis and updates its accruals, disclosures and estimates of reasonably possible loss based on such reviews.
Unclaimed Property
In 2011 the New York Attorney General subpoenaed the Company, along with other companies, regarding its unclaimed property procedures and may ultimately seek remediation and other relief, including damages. Additionally, in 2011 the New York Office of Unclaimed Funds commenced an audit of the Company’s compliance with New York’s unclaimed property laws.
Securities Lending and Foreign Tax Reclaim Matter
In 2016, Prudential Financial self-reported to the SEC and the U.S. Department of Labor ("DOL"), and notified other regulators, that in some cases it failed to maximize securities lending income for the benefit of certain separate account investments due to a long-standing restriction benefiting Prudential Financial that limited the availability of loanable securities. Prudential Financial has removed the restriction and implemented a remediation plan for the benefit of customers. As part of Prudential Financial’s review of this matter, in 2018 it further self-reported to the SEC, and notified other regulators, that in some cases it failed to timely process foreign tax reclaims for the separate account investments. Prudential Financial has corrected the foreign tax reclaim process and has implemented a remediation plan for the benefit of customers.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

The DOL’s review of the securities lending matter is closed. Prudential Financial is cooperating with the SEC in its review of the securities lending and foreign tax reclaim matters (which includes a review of the remediation plans) and has entered into discussions with the SEC staff regarding a possible settlement of the securities lending matter that would potentially involve charges under the Investment Advisers Act and financial remedies. Prudential Financial cannot predict the outcome of the discussions with the SEC regarding the foreign tax reclaim matter or the possible settlement of the securities lending matter.
Summary
The Company’s litigation and regulatory matters are subject to many uncertainties, and given their complexity and scope, their outcome cannot be predicted. It is possible that the Company’s results of operations or cash flows in a particular quarterly or annual period could be materially affected by an ultimate unfavorable resolution of pending litigation and regulatory matters depending, in part, upon the results of operations or cash flows for such period. In light of the unpredictability of the Company’s litigation and regulatory matters, it is also possible that in certain cases an ultimate unfavorable resolution of one or more pending litigation or regulatory matters could have a material adverse effect on the Company’s financial position. Management believes, however, that, based on information currently known to it, the ultimate outcome of all pending litigation and regulatory matters, after consideration of applicable reserves and rights to indemnification, is not likely to have a material adverse effect on the Company’s financial position.
16.    CONTRACT WITHDRAWAL PROVISIONS
Most of the Company’s separate account liabilities are subject to discretionary withdrawal by contractholders at market value. Separate account assets, which are carried at fair value, are adequate to pay such withdrawals, which are generally subject to surrender charges ranging from 9% to 1% for contracts held less than 10 years.

17.    QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)
The unaudited quarterly results of operations for the years ended December 31, 2018 and 2017 are summarized in the table below:

	Three Months Ended
	March 31	June 30	September 30	December 31

2018	(in thousands)
Total revenues	$1,331,262	$769,260	$826,028	$988,030
Total benefits and expenses	539,327	517,619	561,865	451,549
Income (loss) from operations before income taxes	791,935	251,641	264,163	536,481
Net income (loss)	$635,679	$202,546	$412,236	$432,255
2017 (1)
Total revenues	$766,669	$(726,666)	$1,949,155	$314,778
Total benefits and expenses	386,941	(165,242)	597,242	367,400
Income (loss) from operations before income taxes	379,728	(561,424)	1,351,913	(52,622)
Net income (loss)	$262,358	$(400,583)	$938,926	$(884,205)
(1) The variability in the quarterly results for 2017 was primarily due to NPR gains/losses as a result of credit spread widening/tightening coupled with $882 million tax expense impact due to the enactment of the Tax Act of 2017 on December 22, 2017. See Note 11 for additional information.

Report of Independent Registered Public Accounting Firm

To the Board of Directors and Stockholder of
Prudential Annuities Life Assurance Corporation:
Opinion on the Financial Statements
We have audited the accompanying statements of financial position of Prudential Annuities Life Assurance Corporation (the "Company") as of December 31, 2018 and 2017, and the related statements of operations and comprehensive income, of equity and of cash flows for each of the three years in the period ended December 31, 2018, including the related notes and financial statement schedules listed in the index appearing under Item 15 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2018 and 2017, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2018 in conformity with accounting principles generally accepted in the United States of America.
Changes in Accounting Principles
As discussed in Note 2 to the financial statements, the Company changed the manner in which it accounts for certain financial assets and liabilities and the manner in which it accounts for certain tax effects originally recognized in accumulated other comprehensive income in 2018.
Basis for Opinion
These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Company's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
Significant Transactions with Related Parties
As described in Note 14 to the financial statements, the Company has entered into significant transactions with The Prudential Insurance Company of America, and other affiliates.

/s/ PricewaterhouseCoopers LLP

New York, New York
March 7, 2019

We have served as the Company's auditor since 2003.

PART C
OTHER INFORMATION
ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS:

(a) (1)
Financial Statements of the subaccounts of Prudential Annuities Life Assurance Corporation Variable Account B (Registrant) consisting of the Statements of Net Assets as of the dates presented, and the Statements of Operations and the Statements of Changes in Net Assets for each of the periods presented, and Notes relating thereto appear in the Statement of Additional Information (Part B of the Registration Statement).

(2)
Financial Statements of Prudential Annuities Life Assurance Corporation (Depositor) consisting of the Statements of Financial Position as of December 31, 2018 and 2017, and the related Statements of Operations and Comprehensive Income, of Equity and of Cash Flows for each of the three years in the period ended December 31, 2018, and the related Notes and Financial Statement Schedules appear at the end of the Statement of Additional Information (Part B of the Registration Statement).

(b)	Exhibits are attached as indicated (all previously filed exhibits, as noted below, are incorporated herein by reference).

(1)
Copy of the resolution of the board of directors of Depositor authorizing the establishment of the Registrant for Separate Account B filed via EDGAR with Post-Effective Amendment No. 6 to Registration Statement No. 33-87010, filed March 2, 1998.

(2)	Not applicable. Prudential Annuities Life Assurance Corporation maintains custody of all assets.

(3) (a)
Revised Principal Underwriting Agreement between Prudential Annuities Life Assurance Corporation and Prudential Annuities Distributors, Inc, filed via EDGAR with Post-Effective Amendment No. 26 to Registration Statement No. 333-96577, filed April 21, 2006.

(b)	Specimen Revised Dealer Agreement filed via EDGAR with Post-Effective Amendment No. 26 to Registration Statement No. 333-96577, filed April 17, 2008.

(c)
First Amendment to Principal Underwriting Agreement between Prudential Annuities Life Assurance Company ("Company"), and Prudential Annuities Distributors, Inc. ("Distributor"), filed via EDGAR with Post-Effective Amendment No. 49 to Registration Statement No. 333-96577, filed September 23, 2011.

(4) (a)	Copy of the Form of Annuity filed via EDGAR with Pre-Effective Amendment No. 1 to this Registration Statement No. 333-96577, filed October 4, 2002.

(b)	Copy of Highest Period Value Death Benefit Endorsement filed via EDGAR with Pre-Effective Amendment No. 1 to this Registration Statement No. 333-96577, filed October 4, 2002.

(c)	Copy of Percentage of Growth Death Benefit Endorsement filed via EDGAR with Pre-Effective Amendment No. 1 to this Registration Statement No. 333-96577, filed October 4, 2002.

(d)	Copy of Guaranteed Minimum Income Benefit filed via EDGAR with Post-Effective Amendment No. 2 to this Registration Statement No. 333-96577, filed August 7, 2003.

(e)	Copy of Guaranteed Minimum Withdrawal Benefit filed via EDGAR with Post-Effective Amendment No. 2 to this Registration Statement No. 333-96577, filed August 7, 2003.

(f)	Copy of Rider for Combination 5% Roll-up and Highest Anniversary Value Death Benefit filed via EDGAR with Post-Effective Amendment No. 5 to Registration Statement No. 333-96577, filed April 20, 2004.

(g)	Lifetime Five Income Benefit Rider, incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement No. 333-96577, filed November 16, 2004.

(h)	Copy of Rider for Highest Daily Value Benefit, incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement No. 333-96577, filed November 16, 2004.

(i)	Copy of Rider for Spousal Lifetime Five Income Benefit, incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement No. 333-96577, filed on November 16, 2005.

(j)	Copy of Rider for Highest Daily Lifetime Five Income Benefit filed via EDGAR with Post-Effective Amendment No. 16 to Registration Statement No, 333-71654, filed October 6, 2006.

(k)	Copy of Form of rider for Guaranteed Return Option Plus 2008 filed via EDGAR with Post-Effective Amendment No. 25 to Registration Statement No. 333-96577, filed December 18, 2007.

(l)	Copy of Form of rider for Highest Daily Guaranteed Return Option filed via EDGAR with Post-Effective Amendment No. 25 to Registration Statement No. 333-96577, filed December 18, 2007.

(m)	Copy of rider for Highest Daily Lifetime Seven filed via EDGAR with Post-Effective Amendment No. 25 to Registration Statement No. 333-96577, filed December 18, 2007.

(n)	Copy of rider for Highest Daily Lifetime Seven with Lifetime Income Accelerator filed via EDGAR with Post-Effective Amendment No. 27 to Registration Statement No. 333-96577, filed May 1, 2008.

(o)	Copy of rider for Highest Daily Lifetime Seven with Beneficiary Income Option filed via EDGAR with Post-Effective Amendment No. 27 to Registration Statement No. 333-96577, filed May 1, 2008.

(p)	Highest Daily Lifetime 7 Plus Benefit Rider (RID-HD7 (2/09)) filed via EDGAR with Post-Effective Amendment No. 37 to Registration Statement No. 333-96577, filed January 28, 2009.

(q)	Highest Daily Lifetime 7 Plus Schedule Supplement (SCH-HD7(2/09)) filed via EDGAR with Post-Effective Amendment No. 37 to Registration Statement No. 333-96577, filed January 28, 2009.

(r)	Highest Daily Lifetime Seven Benefit Schedule Supplement (SCH-HD7(1/09)) filed via EDGAR with Post-Effective Amendment No. 37 to Registration Statement No. 333-96577, filed January 28, 2009.

(s)
Highest Daily Lifetime 7 Plus with Beneficiary Income Option Benefit Rider (RID-HD7-DB(2/09)) filed via EDGAR with Post-Effective Amendment No. 37 to Registration Statement No. 333-96577, filed January 28, 2009.

(t)
Highest Daily Lifetime 7 Plus with Beneficiary Income Option Schedule Supplement (SCH-HD7-DB(2/09)) filed via EDGAR with Post-Effective Amendment No. 37 to Registration Statement No. 333-96577, filed January 28, 2009.

(u)
Highest Daily Lifetime 7 Plus with Lifetime Income Accelerator Benefit Rider (RID-HD7-LIA(2/09)) filed via EDGAR with Post-Effective Amendment No. 37 to Registration Statement No. 333-96577, filed January 28, 2009.

(v)
Highest Daily Lifetime 7 Plus with Lifetime Income Accelerator Schedule Supplement (SCH-HD7-LIA(2/09)) filed via EDGAR with Post-Effective Amendment No. 37 to Registration Statement No. 333-96577, filed January 28, 2009.

(w)
Highest Daily Lifetime Seven with Beneficiary Income option Schedule supplement (SCH-HD7-DB(1/09)) filed via EDGAR with Post-Effective Amendment No. 37 to Registration Statement No. 333-96577, filed January 28, 2009.

(x)
Highest Daily Lifetime Seven with Lifetime Income Accelerator Schedule supplement (SCH-HD7-LIA(1/09)) filed via EDGAR with Post-Effective Amendment No. 37 to Registration Statement No. 333-96577, filed January 28, 2009.

(y)	Schedule supplement Highest Daily Lifetime Five Benefit (SCH-HDLT5(1/09)) filed via EDGAR with Post-Effective Amendment No. 37 to Registration Statement No. 333-96577, filed January 28, 2009.

(z)	Beneficiary Annuity Endorsement (END-BENE(2/09)) filed via EDGAR with Post-Effective Amendment No. 37 to Registration Statement No. 333-96577, filed January 28, 2009.

(aa)	Beneficiary IRA Endorsement (END-IRABEN(2/09)) filed via EDGAR with Post-Effective Amendment No. 37 to Registration Statement No. 333-96577, filed January 28, 2009.

(ab)	Beneficiary Roth IRA Endorsement (END-ROTHBEN(2/09)) filed via EDGAR with Post-Effective Amendment No. 37 to Registration Statement No. 333-96577, filed January 28, 2009.

(ac)	Highest Daily Lifetime 6 Plus Rider (RID-HD6-8/09) filed via EDGAR with Post-Effective Amendment No. 41 to Registration Statement No. 333-96577, filed June 1, 2009.

(ad)	Highest Daily Lifetime 6 Plus schedule (SCH-HD6-8/09) filed via EDGAR with Post-Effective Amendment No. 41 to Registration Statement No. 333-96577, filed June 1, 2009.

(ae)	Highest Daily Lifetime 6 Plus W/LIA Benefit Rider (RID-HD6-LIA-8/09) filed via EDGAR with Post-Effective Amendment No. 41 to Registration Statement No. 333-96577, filed June 1, 2009.

(af)	Highest Daily Lifetime 6 Plus W/LIA Benefit Schedule (SCH-HD6-LIA-8/09) filed via EDGAR with Post-Effective Amendment No. 41 to Registration Statement No. 333-96577, filed June 1, 2009.

(ag)	GRO II Benefit rider (RID-GRO-11/09) filed via EDGAR with Post-Effective Amendment No. 43 to Registration Statement No. 333-96577, filed August 27, 2009.

(ah)	GRO II Benefit schedule (SCH-GRO-11/09) filed via EDGAR with Post-Effective Amendment No. 43 to Registration Statement No. 333-96577, filed August 27, 2009.

(ai)	Highest Daily GRO II Benefit rider (RID-HD GRO-11/09) filed via EDGAR with Post-Effective Amendment No. 43 to Registration Statement No. 333-96577, filed August 27, 2009.

(aj)	Highest Daily GRO II Benefit SCHEDULE (SCH-HD GRO-11/09) filed via EDGAR with Post-Effective Amendment No. 43 to Registration Statement No. 333-96577, filed August 27, 2009.

(ak)	Highest Daily GRO CAP Benefit SCHEDULE (SCH-HDGROCAP-11/09) filed via EDGAR with Post-Effective Amendment No. 43 to Registration Statement No. 333-96577, filed August 27, 2009.

(al)	GRO Plus 2008 Benefit SCHEDULE (SCH-GROCAP-11/09) filed via EDGAR with Post-Effective Amendment No. 43 to Registration Statement No. 333-96577, filed August 27, 2009.

(am)	HDGRO (SCH-HDGRO-11-09/8-10) filed via EDGAR with Post-Effective Amendment No. 46 to Registration Statement No. 333-96577, filed July 1, 2010.

(an)	HD GRO 90% Cap (SCH-HDGROCAP-11-09/8-10) filed via EDGAR with Post-Effective Amendment No. 46 to Registration Statement No. 333-96577, filed July 1, 2010.

(ao)	Amendatory Tax Endorsement filed via EDGAR with Post-Effective Amendment No. 55 to Registration Statement No. 333-96577, filed April 15, 2013.

(ap)	END-REDOM-ANN (09/13), filed via EDGAR with Post-Effective Amendment No. 56 to Registration Statement No. 333-96577, filed August 30, 2013.

(5)	A copy of the application form used with the Annuity filed via EDGAR with Post-Effective Amendment No. 6 to Registration Statement No. 33-87010, filed March 2, 1998.

6 (a)	Copy of the amended certificate of incorporation of Prudential Annuities Life Assurance Corporation filed via EDGAR with Registration Statement No. 33-44202, filed March 14, 2008.

(b)
Articles of Domestication of Prudential Annuities Life Assurance Corporation, effective August 31, 2013. Filed via EDGAR with Post-Effective Amendment No. 56 to Registration Statement No. 333-96577, filed August 30, 2013.

(c)	Copy of the amended and restated By-Laws of Prudential Annuities Life Assurance Corporation filed via EDGAR with Registration Statement No. 33-44202, filed March 14, 2008.

(d)
Amended and Restated By-Laws of Prudential Annuities Life Assurance Corporation, effective August 30, 2013. Filed via EDGAR with Post-Effective Amendment No. 56 to Registration Statement No. 333-96577, filed August 30, 2013.

(7)	Annuity Reinsurance Agreements between Depositor and:

(a)	Pruco Reinsurance Ltd. for GRO benefit filed via EDGAR with Post-Effective Amendment No. 9 to Registration Statement No. 333-96577, filed April 18, 2005.

(b)	The Prudential Insurance Company of America for GMWB filed via EDGAR with Post-Effective Amendment No. 9 to Registration Statement No. 333-96577, filed April 18, 2005.

(c)	The Prudential Insurance Company of America for Lifetime Five Withdrawal Benefit filed via EDGAR with post-Effective Amendment No. 14 to Registration Statement No. 333-96577 filed April 21, 2006.

(d)	Pruco Reinsurance Ltd for Lifetime Five Withdrawal Benefit filed via EDGAR with post-Effective Amendment No. 14 to Registration Statement No. 333-96577 filed April 21, 2006.

(e)	Pruco Reinsurance Ltd. for Spousal Lifetime Five Optional Living Benefit filed via EDGAR with post-Effective Amendment No. 14 to Registration Statement No. 333-96577 filed April 21, 2006.

(f)	Pruco Reinsurance Ltd. for Highest Daily Lifetime Five Optional Living Benefit filed via EDGAR with Post-Effective Amendment No. 20 to this Registration Statement No. 333-96577, filed April 20, 2007.

(g)	Pruco Reinsurance Ltd for GRO Amendment No. 1 filed via EDGAR with Post-Effective Amendment No. 45 to this Registration Statement No. 333-96577 filed April 19, 2010.

(h)	Pruco Reinsurance Ltd for GRO Amendment No. 2 filed via EDGAR with Post-Effective Amendment No. 45 to this Registration Statement No. 333-96577 filed April 19, 2010.

(i)	Pruco Reinsurance Ltd for Lifetime Five Amendment No. 1 filed via EDGAR with Post-Effective Amendment No. 45 to this Registration Statement No. 333-96577 filed April 19, 2010.

(j)	Pruco Reinsurance Ltd for Highest Daily Lifetime Five Amendment No. 1 filed via EDGAR with Post-Effective Amendment No. 45 to this Registration Statement No. 333-96577 filed April 19, 2010.

(k)	Pruco Reinsurance Ltd for Highest Daily Lifetime Five Amendment No. 2 filed via EDGAR with Post-Effective Amendment No. 45 to this Registration Statement No. 333-96577 filed April 19, 2010.

(l)	Pruco Reinsurance Ltd for GRO Plus filed via EDGAR with Post-Effective Amendment No. 45 to this Registration Statement No. 333-96577 filed April 19, 2010.

(m)	Pruco Reinsurance Ltd for Highest Daily Lifetime Seven filed via EDGAR with Post-Effective Amendment No. 45 to this Registration Statement No. 333-96577 filed April 19, 2010.

(n)	Pruco Reinsurance Ltd for Highest Daily GRO filed via EDGAR with Post-Effective Amendment No. 45 to this Registration Statement No. 333-96577 filed April 19, 2010.

(o)	Pruco Reinsurance Ltd for Highest Daily Lifetime 7 Plus filed via EDGAR with Post-Effective Amendment No. 45 to this Registration Statement No. 333-96577 filed April 19, 2010.

(p)	Pruco Reinsurance Ltd for Highest Daily Lifetime 6 Plus filed via EDGAR with Post-Effective Amendment No. 45 to this Registration Statement No. 333-96577 filed April 19, 2010.

(8)	Agreements between Depositor and:

(a)	Advanced Series Trust filed via EDGAR with Post-Effective Amendment No. 4 to Registration Statement No. 33-87010, filed February 25, 1997.

(b)	First Defined Portfolio Fund LLC filed via EDGAR with Post-Effective Amendment No. 7 to Registration Statement No. 33-86866, filed April 26, 2000.

(c)	Evergreen Variable Annuity Trust filed via EDGAR with Post-Effective Amendment No. 9 to this Registration Statement No. 33-87010, filed April 26, 2000.

(d)	INVESCO Variable Investment Funds, Inc. filed via EDGAR with Post-Effective Amendment No. 9 to this Registration Statement No. 33-87010, filed April 26, 2000.

(e)	ProFunds VP filed via EDGAR with Post-Effective Amendment No. 9 to this Registration Statement No. 33-87010, filed April 26, 2000.

(f)	Wells Fargo Variable Trust filed via EDGAR with Initial Registration to this Registration Statement No. 333-49478, filed November 7, 2000.

(g)	Prudential Series Fund, Inc. filed via EDGAR with Post-Effective Amendment No. 15 to Registration Statement No. 33-87010, filed April 26, 2001.

(h)	Revised Nationwide Variable Investment Trust filed via EDGAR with Post-Effective Amendment No. 20 to this Registration Statement No. 333-96577, filed April 20, 2007.

(i)	A I M Variable Insurance Funds filed via EDGAR with Post-Effective Amendment No. 9 to Registration Statement No. 333-96577, filed April 18, 2005.

(j)	ProFunds VP Amendment No. 2 filed via EDGAR with Post-Effective Amendment No. 20 to Registration Statement No. 333-96577, filed April 20, 2007.

(k)	Rule 22c-2 Agreement via EDGAR with Post-Effective Amendment No. 20 to Registration Statement No. 333-96577, filed April 20, 2007.

(l)
Notice re change of Depositor name to Prudential Annuities Life Assurance Corporation. Filed via EDGAR with Post-Effective Amendment No. 26 to Registration Statement No. 333-96577, filed April 17, 2008.

(m)
Franklin Templeton Variable Insurance Products Trust filed via EDGAR to Post-Effective Amendment No. 26 to Registration Statement No. 333-96577 Filed via EDGAR with Post-Effective Amendment No. 26 to Registration Statement No. 333-96577, filed April 17, 2008.

(n)	Amendment to Advanced Series Trust Fund Participation Agreement, filed via EDGAR to Post-Effective Amendment No. 55 to Registration Statement No. 333-96577, filed April 15, 2013.

(9)	Opinion and Consent of Counsel filed via EDGAR with Post-Effective Amendment 5 to this Registration Statement, filed April 20, 2004.

(10)	Written Consent Independent Registered Public Accounting Firm. (Filed Herewith)

(11)	Not applicable.

(12)	Not applicable.

(13) (a)	Power of Attorney for Dylan J. Tyson. (Filed Herewith)

(13) (b)
Power of Attorney for Caroline A. Feeney. Incorporated by reference to Form N-4, Registration No. 333-96577, filed on April 11, 2019 on behalf of Prudential Annuities Life Assurance Corporation Variable Account B.

(13) (c)	Power of Attorney for Susan M. Mann. (Filed Herewith)

(13) (d)
Power of Attorney for Candace J. Woods. Incorporated by reference to Form N-4, Registration No. 333-96577, filed on April 11, 2019 on behalf of Prudential Annuities Life Assurance Corporation Variable Account B.

(13) (e)
Power of Attorney for Nandini Mongia. Incorporated by reference to Form N-4, Registration No. 333-96577, filed on April 11, 2019 on behalf of Prudential Annuities Life Assurance Corporation Variable Account B.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR (ENGAGED DIRECTLY OR INDIRECTLY, IN REGISTRANT’S VARIABLE ANNUITY BUSINESS:

NAME AND PRINCIPAL BUSINESS ADDRESS	POSITION AND OFFICES WITH DEPOSITOR

Timothy S. Cronin One Corporate Drive Shelton, Connecticut 06484-6208	Senior Vice President
Caroline A. Feeney 213 Washington Street Newark, New Jersey 07102-2917	Director
Susan M. Mann 213 Washington Street Newark, New Jersey 07102-2917	Chief Financial Officer, Executive Vice President and Director
Dylan J. Tyson One Corporate Drive Shelton, Connecticut 06484-6208	President, Chief Executive Officer and Director
Lynn K. Stone One Corporate Drive Shelton, Connecticut 06484-6208	Senior Vice President, Chief Legal Officer, and Corporate Secretary
Nandini Mongia 280 Trumbull Street Hartford, Connecticut 06103	Director and Treasurer
Matthew H. Silver 213 Washington Street Newark, New Jersey 07102-2917	Senior Vice President and Chief Actuary
Candace J. Woods 751 Broad Street Newark, New Jersey 07102-3714	Director

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT:
The Registrant separate account may be deemed to be under common control (or where indicated, identical to) the following separate accounts that are sponsored either by the depositor or an insurer that is an affiliate of the depositor: The Prudential Discovery Premier Group Variable Contract Account, The Prudential Variable Appreciable Account, The Prudential Individual Variable Contract Account, The Prudential Variable Contract Account GI-2, The Prudential Qualified Individual Variable Contract Account, The Prudential Variable Contract Account-24, The Prudential Discovery Select Group Variable Annuity Contract Account (separate accounts of Prudential); the Pruco Life Flexible Premium Variable Annuity Account; the Pruco Life PRUvider Variable Appreciable Account; the Pruco Life Variable Universal Account, the Pruco Life Variable Insurance Account, the Pruco Life Variable Appreciable Account, the Pruco Life Single Premium Variable Life Account, the Pruco Life Single Premium Variable Annuity Account (separate accounts of Pruco Life Insurance Company ("Pruco Life"); the Pruco Life of New Jersey Flexible Premium Variable Annuity Account; the Pruco Life of New Jersey Variable Insurance Account, the Pruco Life of New Jersey Variable Appreciable Account, the Pruco Life of New Jersey Single Premium Variable Life Account, and the Pruco Life of New Jersey Single Premium Variable Annuity Account (separate accounts of Pruco Life Insurance Company of New Jersey ("Pruco Life of New Jersey"). Pruco Life, a life insurance company organized under the laws of Arizona, is a direct wholly-owned subsidiary of The Prudential Insurance Company of America and an indirect wholly-owned subsidiary of Prudential Financial, Inc. Pruco Life of New Jersey, a life insurance company organized under the laws of New Jersey, is a direct wholly-owned subsidiary of Pruco Life, and an indirect wholly-owned subsidiary of Prudential Financial, Inc.
The subsidiaries of Prudential Financial Inc. ("PFI") are listed under Exhibit 21.1 of the Annual Report on Form 10-K of PFI (Registration No. 001-16707), filed on February 15, 2019, the text of which is hereby incorporated by reference. In addition to those subsidiaries, Prudential holds all of the voting securities of Prudential's Gibraltar Fund, Inc., a Maryland corporation, in three of its separate accounts. Prudential's Gibraltar Fund, Inc. is registered as an open-end, diversified, management investment company under the Investment Company Act of 1940 (the "Act"). The separate accounts listed above are registered as unit investment trusts under the Act. Registrant may also be deemed to be under common control with The Prudential Variable Contract Account-2, The Prudential Variable Contract Account-10, and The Prudential Variable Account Contract Account-11, (separate accounts of The Prudential Insurance Company of America which are registered as open-end, diversified management investment companies).
ITEM 27. NUMBER OF CONTRACT OWNERS: As of October 31, 2019, there were 38,548 Qualified contract owners and 13,519 Non-Qualified contract owners.
ITEM 28. INDEMNIFICATION:
The Registrant, in conjunction with certain of its affiliates, maintains insurance on behalf of any person who is or was a trustee, director, officer, employee, or agent of the Registrant, or who is or was serving at the request of the Registrant as a trustee, director, officer, employee or agent of such other affiliated trust or corporation, against any liability asserted against and incurred by him or her arising out of his or her position with such trust or corporation.
Arizona, the state of organization of Prudential Annuities Life Assurance Corporation ("Prudential Annuities"), permits entities organized under its jurisdiction to indemnify directors and officers with certain limitations. The relevant provisions of Arizona law permitting indemnification can be found in Section 10-850 et. seq. of the Arizona Statutes Annotated. The text of Prudential Annuities’ By-law, Article VI, which relates to indemnification of officers and directors.
Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Securities Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.
ITEM 29. PRINCIPAL UNDERWRITERS:

(a)	Prudential Annuities Distributors, Inc. (PAD)
PAD serves as principal underwriter for variable annuities issued by each of Pruco Life Insurance Company, Pruco Life Insurance Company of New Jersey, and Prudential Annuities Life Assurance Corporation. Each of those insurers is part of Prudential Annuities, a business unit of Prudential Financial, that primarily issues individual variable annuity contracts. The separate accounts of those insurance companies, through which the bulk of the variable annuities are issued, are the Pruco Life Flexible Premium Variable Annuity Account, the Pruco Life of New Jersey Flexible Premium Variable Annuity Account, and Prudential Annuities Life Assurance Corporation Variable Account B.

(b)	Information concerning the directors and officers of PAD is set forth below:

NAME	POSITIONS AND OFFICES WITH UNDERWRITER

James F. Mullery One Corporate Drive Shelton, Connecticut 06484-6208	President & CEO and Director
Ann Nanda One Corporate Drive Shelton, Connecticut 06484-6208	Senior Vice President and Director
Susan M. Mann 213 Washington Street Newark, New Jersey 07102-2917	Senior Vice President and Director
Dianne D. Bogoian One Corporate Drive Shelton, Connecticut 06484-6208	Senior Vice President and Director
Elizabeth Guerrera One Corporate Drive Shelton, Connecticut 06484-6208	Chief Operating Officer, Vice President and Director
Christopher J. Hagan 2101 Welsh Road Dresher, Pennsylvania 19025-5000	Vice President
Francine B. Boucher 751 Broad Street Newark, New Jersey 07102-3714	Chief Legal Officer, Vice President and Secretary
Matthew Sun 213 Washington Street Newark, New Jersey 07102-2917	Treasurer
Robert P. Smit Three Gateway Center Newark, New Jersey 07102-4061	Chief Financial Officer and Controller
Michael B. McCauley One Corporate Drive Shelton, Connecticut 06484-6208	Vice President and Chief Compliance Officer
Lynn K. Stone One Corporate Drive Shelton, Connecticut 06484-6208	Vice President
Charles H. Smith 751 Broad Street Newark, New Jersey 07102-3714	AML Officer
Scott P. Haggerty One Corporate Drive Shelton, Connecticut 06484-6208	Vice President

ITEM 29. PRINCIPAL UNDERWRITERS:
(c) Commissions received by PAD during 2018 with respect to all individual annuities issued by PALAC.

NAME OF PRINCIPAL UNDERWRITER	NET UNDERWRITING DISCOUNTS AND COMMISSIONS	COMPENSATION ON REDEMPTION	BROKERAGE COMMISSIONS	COMPENSATION
Prudential Annuities Distributors, Inc.*	$122,121,924.71	$-0-	$-0-	$-0-
* PAD did not retain any of these commissions.
ITEM 30. LOCATION OF ACCOUNTS AND RECORDS:
Accounts and records are maintained by PALAC at its offices in Shelton, Connecticut and Fort Washington, Pennsylvania.
ITEM 31. MANAGEMENT SERVICES
None.
ITEM 32. UNDERTAKINGS

(a)
Registrant hereby undertakes to file a post-effective amendment to this Registrant Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the annuity contracts may be accepted and allocated to the Sub-accounts of Separate Account B.

(b)
Registrant undertakes to include either (1) as part of any enrollment form or application to purchase a contract offered by the prospectus, a space that an applicant or enrollee can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(c)	Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

(d)
Prudential Annuities Life Assurance Corporation (“Depositor”) hereby represents that the fees and charges deducted under the contracts described in this Registration Statement are in the aggregate reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Prudential Annuities Life Assurance Corporation.

(e)
With respect to the restrictions on withdrawals for Texas Optional Retirement Programs and Section 403(b) plans, we are relying upon: 1) a no-action letter dated November 28, 1988 from the staff of the Securities and Exchange Commission to the American Council of Life Insurance with respect to annuities issued under Section 403(b) of the Code, the requirements of which have been complied with by us; and 2) Rule 6c-7 under the 1940 Act with respect to annuities made available through the Texas Optional Retirement Program, the requirements of which have been complied with by us.

EXHIBITS

(1)
Copy of the resolution of the board of directors of Depositor authorizing the establishment of the Registrant for Separate Account B filed via EDGAR with Post-Effective Amendment No. 6 to Registration Statement No. 33-87010, filed March 2, 1998.

(3) (a)
Revised Principal Underwriting Agreement between Prudential Annuities Life Assurance Corporation and Prudential Annuities Distributors, Inc, filed via EDGAR with Post-Effective Amendment No. 26 to Registration Statement No. 333-96577, filed April 21, 2006.

(b)	Specimen Revised Dealer Agreement filed via EDGAR with Post-Effective Amendment No. 26 to Registration Statement No. 333-96577, filed April 17, 2008.

(c)
First Amendment to Principal Underwriting Agreement between Prudential Annuities Life Assurance Company ("Company"), and Prudential Annuities Distributors, Inc. ("Distributor"), filed via EDGAR with Post-Effective Amendment No. 49 to Registration Statement No. 333-96577, filed September 23, 2011.

(4) (a)	Copy of the Form of Annuity filed via EDGAR with Pre-Effective Amendment No. 1 to this Registration Statement No. 333-96577, filed October 4, 2002.

(b)	Copy of Highest Period Value Death Benefit Endorsement filed via EDGAR with Pre-Effective Amendment No. 1 to this Registration Statement No. 333-96577, filed October 4, 2002.

(c)	Copy of Percentage of Growth Death Benefit Endorsement filed via EDGAR with Pre-Effective Amendment No. 1 to this Registration Statement No. 333-96577, filed October 4, 2002.

(d)	Copy of Guaranteed Minimum Income Benefit filed via EDGAR with Post-Effective Amendment No. 2 to this Registration Statement No. 333-96577, filed August 7, 2003.

(e)	Copy of Guaranteed Minimum Withdrawal Benefit filed via EDGAR with Post-Effective Amendment No. 2 to this Registration Statement No. 333-96577, filed August 7, 2003.

(f)	Copy of Rider for Combination 5% Roll-up and Highest Anniversary Value Death Benefit filed via EDGAR with Post-Effective Amendment No. 5 to Registration Statement No. 333-96577, filed April 20, 2004.

(g)	Lifetime Five Income Benefit Rider, incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement No. 333-96577, filed November 16, 2004.

(h)	Copy of Rider for Highest Daily Value Benefit, incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement No. 333-96577, filed November 16, 2004.

(i)	Copy of Rider for Spousal Lifetime Five Income Benefit, incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement No. 333-96577, filed on November 16, 2005.

(j)	Copy of Rider for Highest Daily Lifetime Five Income Benefit filed via EDGAR with Post-Effective Amendment No. 16 to Registration Statement No. 333-71654, filed October 6, 2006.

(k)	Copy of Form of rider for Guaranteed Return Option Plus 2008 filed via EDGAR with Post-Effective Amendment No. 25 to Registration Statement No. 333-96577, filed December 18, 2007.

(l)	Copy of Form of rider for Highest Daily Guaranteed Return Option filed via EDGAR with Post-Effective Amendment No. 25 to Registration Statement No. 333-96577, filed December 18, 2007.

(m)	Copy of rider for Highest Daily Lifetime Seven filed via EDGAR with Post-Effective Amendment No. 25 to Registration Statement No. 333-96577, filed December 18, 2007.

(n)	Copy of rider for Highest Daily Lifetime Seven with Lifetime Income Accelerator filed via EDGAR with Post-Effective Amendment No. 27 to Registration Statement No. 333-96577, filed May 1, 2008.

(o)	Copy of rider for Highest Daily Lifetime Seven with Beneficiary Income Option filed via EDGAR with Post-Effective Amendment No. 27 to Registration Statement No. 333-96577, filed May 1, 2008.

(p)	Highest Daily Lifetime 7 Plus Benefit Rider (RID-HD7 (2/09)) filed via EDGAR with Post-Effective Amendment No. 37 to Registration Statement No. 333-96577, filed January 28, 2009.

(q)	Highest Daily Lifetime 7 Plus Schedule Supplement (SCH-HD7(2/09)) filed via EDGAR with Post-Effective Amendment No. 37 to Registration Statement No. 333-96577, filed January 28, 2009.

(r)	Highest Daily Lifetime Seven Benefit Schedule Supplement (SCH-HD7(1/09)) filed via EDGAR with Post-Effective Amendment No. 37 to Registration Statement No. 333-96577, filed January 28, 2009.

(s)
Highest Daily Lifetime 7 Plus with Beneficiary Income Option Benefit Rider (RID-HD7-DB(2/09)) filed via EDGAR with Post-Effective Amendment No. 37 to Registration Statement No. 333-96577, filed January 28, 2009.

(t)
Highest Daily Lifetime 7 Plus with Beneficiary Income Option Schedule Supplement (SCH-HD7-DB(2/09)) filed via EDGAR with Post-Effective Amendment No. 37 to Registration Statement No. 333-96577, filed January 28, 2009.

(u)
Highest Daily Lifetime 7 Plus with Lifetime Income Accelerator Benefit Rider (RID-HD7-LIA(2/09)) filed via EDGAR with Post-Effective Amendment No. 37 to Registration Statement No. 333-96577, filed January 28, 2009.

(v)
Highest Daily Lifetime 7 Plus with Lifetime Income Accelerator Schedule Supplement (SCH-HD7-LIA(2/09)) filed via EDGAR with Post-Effective Amendment No. 37 to Registration Statement No. 333-96577, filed January 28, 2009.

(w)
Highest Daily Lifetime Seven with Beneficiary Income Option Schedule supplement (SCH-HD7-DB(1/09)) filed via EDGAR with Post-Effective Amendment No. 37 to Registration Statement No. 333-96577, filed January 28, 2009.

(x)
Highest Daily Lifetime Seven with Lifetime Income Accelerator Schedule supplement (SCH-HD7-LIA(1/09)) filed via EDGAR with Post-Effective Amendment No. 37 to Registration Statement No. 333-96577, filed January 28, 2009.

(y)	Schedule supplement Highest Daily Lifetime Five Benefit (SCH-HDLT5(1/09)) filed via EDGAR with post-Effective Amendment No. 37 to Registration Statement No. 333-96577, filed January 28, 2009.

(z)	Beneficiary Annuity Endorsement (END-BENE(2/09)) filed via EDGAR with Post-Effective Amendment No. 37 to Registration Statement No. 333-96577, filed January 28, 2009.

(aa)	Beneficiary IRA Endorsement (END-IRABEN(2/09)) filed via EDGAR with Post-Effective Amendment No. 37 to Registration Statement No. 333-96577, filed January 28, 2009.

(ab)	Beneficiary Roth IRA Endorsement (END-ROTHBEN(2/09)) filed via EDGAR with Post-Effective Amendment No. 37 to Registration Statement No. 333-96577, filed January 28, 2009.

(ac)	Highest Daily Lifetime 6 Plus Benefit Rider (RID-HD6-8/09) filed via EDGAR with Post-Effective Amendment No. 41 to Registration Statement No. 333-96577, filed June 1, 2009.

(ad)	Highest Daily Lifetime 6 Plus Benefit Schedule (SCH-HD6-8/09) filed via EDGAR with Post-Effective Amendment No. 41 to Registration Statement No. 333-96577, filed June 1, 2009.

(ae)	Highest Daily Lifetime 6 Plus w/LIA Benefit Rider (RID-HD6-LIA-8/09) filed via EDGAR with Post-Effective Amendment No. 41 to Registration Statement No. 333-96577, filed June 1, 2009.

(af)	Highest Daily Lifetime 6 Plus w/LIA Benefit Schedule (SCH-HD6-LIA-8/09) filed via EDGAR with Post-Effective Amendment No. 41 to Registration Statement No. 333-96577, filed June 1, 2009.

(ag)	GRO II Benefit rider (RID-GRO-11/09) filed via EDGAR with Post-Effective Amendment No. 43 to Registration Statement No. 333-96577, filed August 27, 2009.

(ah)	GRO II Benefit schedule (SCH-GRO-11/09) filed via EDGAR with Post-Effective Amendment No. 43 to Registration Statement No. 333-96577, filed August 27, 2009.

(ai)	Highest Daily GRO II Benefit rider (RID-HD GRO-11/09) filed via EDGAR with Post-Effective Amendment No. 43 to Registration Statement No. 333-96577, filed August 27, 2009.

(aj)	Highest Daily GRO II Benefit SCHEDULE (SCH-HD GRO-11/09) filed via EDGAR with Post-Effective Amendment No. 43 to Registration Statement No. 333-96577, filed August 27, 2009.

(ak)	Highest Daily GRO CAP Benefit SCHEDULE (SCH-HDGROCAP-11/09) filed via EDGAR with Post-Effective Amendment No. 43 to Registration Statement No. 333-96577, filed August 27, 2009.

(al)	GRO Plus 2008 Benefit SCHEDULE (SCH-GROCAP-11/09) filed via EDGAR with Post-Effective Amendment No. 43 to Registration Statement No. 333-96577, filed August 27, 2009.

(am)	HDGRO (SCH-HDGRO-11-09/8-10) filed via EDGAR with Post-Effective Amendment No. 46 to Registration Statement No. 333-96577, filed July 1, 2010.

(an)	HD GRO 90% Cap (SCH-HDGROCAP-11-09/8-10) filed via EDGAR with Post-Effective Amendment No. 46 to Registration Statement No. 333-96577, filed July 1, 2010.

(ao)	Amendatory Tax Endorsement. filed via EDGAR with Post-Effective Amendment No. 51 to Registration Statement No. 333-96577, filed April 15, 2013.

(ap)	END-REDOM-ANN (09/13) filed via EDGAR with Post-Effective Amendment No.52 to Registration Statement No. 333-71672, filed August 30, 2013.

(5)	A copy of the application form used with the Annuity provided in response to (4) above filed via EDGAR with Post-Effective Amendment No. 6 to Registration Statement No. 33-87010, filed March 2, 1998.

6 (a)	Copy of the amended certificate of incorporation of Prudential Annuities Life Assurance Corporation filed via EDGAR with Registration Statement No. 33-44202, filed March 14, 2008.

(b)
Articles of Domestication of Prudential Annuities Life Assurance Corporation, effective August 31, 2013. Filed via EDGAR with Post-Effective Amendment No.52 to Registration Statement No. 333-71672, filed August 30, 2013.

(c)	Copy of the amended and restated By-Laws of Prudential Annuities Life Assurance Corporation filed via EDGAR with Registration Statement No. 33-44202, filed March 14, 2008.

(d)
Amended and Restated By-Laws of Prudential Annuities Life Assurance Corporation, effective August 30, 2013. Filed via EDGAR with Post-Effective Amendment No. 56 to Registration Statement No. 333-96577, filed August 30, 2013.

(7)	Annuity Reinsurance Agreements between Depositor and:

(a)	Pruco Reinsurance Ltd. for GRO benefit filed via EDGAR with Post-Effective Amendment No. 9 to Registration Statement No. 333-96577 filed April 18, 2005.

(b)	The Prudential Insurance Company of America for GMWB filed via EDGAR with Post-Effective Amendment No. 9 to Registration Statement No. 333-96577 filed April 18, 2005.

(c)	The Prudential Insurance Company of America for Lifetime Five Withdrawal Benefit filed via EDGAR with post-Effective Amendment No. 14 to Registration Statement No. 333-96577 filed April 21, 2006.

(d)	Pruco Reinsurance Ltd for Lifetime Five Withdrawal Benefit filed via EDGAR with post-Effective Amendment No. 14 to Registration Statement No. 333-96577 filed April 21, 2006.

(e)	Pruco Reinsurance Ltd. for Spousal Lifetime Five Optional Living Benefit filed via EDGAR with Post-Effective Amendment No. 14 to Registration Statement No. 333-96577 filed April 21, 2006.

(f)	Pruco Reinsurance Ltd. for Highest Daily Lifetime Five Optional Living Benefit filed via EDGAR with Post-Effective Amendment No. 20 to Registration Statement No. 333-96577, filed April 20, 2007.

(g)	Pruco Reinsurance Ltd for GRO Amendment No. 1 filed via EDGAR with Post-Effective Amendment No. 45 to this Registration Statement No. 333-96577 filed April 19, 2010.

(h)	Pruco Reinsurance Ltd for GRO Amendment No. 2 filed via EDGAR with Post-Effective Amendment No. 45 to this Registration Statement No. 333-96577 filed April 19, 2010.

(i)	Pruco Reinsurance Ltd for Lifetime Five Amendment No. 1 filed via EDGAR with Post-Effective Amendment No. 45 to this Registration Statement No. 333-96577 filed April 19, 2010.

(j)	Pruco Reinsurance Ltd for Highest Daily Lifetime Five Amendment No. 1 filed via EDGAR with Post-Effective Amendment No. 45 to this Registration Statement No. 333-96577 filed April 19, 2010.

(k)	Pruco Reinsurance Ltd for Highest Daily Lifetime Five Amendment No. 2 filed via EDGAR with Post-Effective Amendment No. 45 to this Registration Statement No. 333-96577 filed April 19, 2010.

(l)	Pruco Reinsurance Ltd for GRO Plus filed via EDGAR with Post-Effective Amendment No. 45 to this Registration Statement No. 333-96577 filed April 19, 2010.

(m)	Pruco Reinsurance Ltd for Highest Daily Lifetime Seven filed via EDGAR with Post-Effective Amendment No. 45 to this Registration Statement No. 333-96577 filed April 19, 2010.

(n)	Pruco Reinsurance Ltd for Highest Daily GRO filed via EDGAR with Post-Effective Amendment No. 45 to this Registration Statement No. 333-96577 filed April 19, 2010.

(o)	Pruco Reinsurance Ltd for Highest Daily Lifetime 7 Plus filed via EDGAR with Post-Effective Amendment No. 45 to this Registration Statement No. 333-96577 filed April 19, 2010.

(p)	Pruco Reinsurance Ltd for Highest Daily Lifetime 6 Plus filed via EDGAR with Post-Effective Amendment No. 45 to this Registration Statement No. 333-96577 filed April 19, 2010.

(8)	Agreements between Depositor and:

(a)	Advanced Series Trust filed via EDGAR with Post-Effective Amendment No. 4 to Registration Statement No. 33-87010, filed February 25, 1997.

(b)	First Defined Portfolio Fund LLC filed via EDGAR with Post-Effective Amendment No. 7 to Registration Statement No. 33-86866, filed April 26, 2000.

(c)	Evergreen Variable Annuity Trust filed via EDGAR with Post-Effective Amendment No. 9 to Registration Statement No. 33-87010, filed April 26, 2000.

(d)	INVESCO Variable Investment Funds, Inc. filed via EDGAR with Post-Effective Amendment No. 9 to Registration Statement No. 33-87010, filed April 26, 2000.

(e)	ProFunds VP filed via EDGAR with Post-Effective Amendment No. 9 to Registration Statement No. 33-87010, filed April 26, 2000.

(f)	Wells Fargo Variable Trust filed via EDGAR with Initial Registration to this Registration Statement No. 333-49478, filed November 7, 2000.

(g)	Prudential Series Fund, Inc. filed via EDGAR with Post-Effective Amendment No. 15 to Registration Statement No. 33-87010, filed April 26, 2001.

(h)	Revised Nationwide Variable Investment Trust filed via EDGAR with Post-Effective Amendment No. 20 to Registration Statement No. 333-96577 filed April 20, 2007.

(i)	A I M Variable Insurance Funds filed via EDGAR with Post-Effective Amendment No. 9 to Registration Statement No. 333-96577 filed April 18, 2005.

(j)	ProFunds VP Amendment No. 2 filed via EDGAR with Post-Effective Amendment No. 20 to Registration Statement No. 333-96577, filed April 20, 2007.

(k)	Rule 22c-2 Agreement via EDGAR with Post-Effective Amendment No. 20 to Registration Statement No. 333-96577, filed April 20, 2007.

(l)	Notice re change of Depositor name to Prudential Annuities Life Assurance Corporation filed via EDGAR to Post-Effective Amendment No. 26 to Registration Statement No. 333-96577, filed April 17, 2008.

(m)	Franklin Templeton Variable Insurance Products Trust filed via EDGAR to Post-Effective Amendment No. 26 to Registration Statement No. 333-96577, filed April 17, 2008.

(n)	Amendment to Advanced Series Trust Fund Participation Agreement filed via EDGAR with Post-Effective Amendment No. 51 to Registration Statement No. 333-96577, filed April 15, 2013.

(9)	Opinion and Consent of Counsel filed via EDGAR with Post-Effective Amendment 5 to Registration Statement No. 333-96577, filed April 20, 2004.

(10)	Written Consent of Independent Registered Public Accounting Firm. (Filed Herewith)

(13) (a)	Power of Attorney for Dylan J. Tyson (Filed Herewith)

(13) (b)
Power of Attorney for Caroline A. Feeney. Incorporated by reference to Form N-4, Registration No. 333-96577, filed on April 11, 2019 on behalf of Prudential Annuities Life Assurance Corporation Variable Account B.

(13) (c)	Power of Attorney for Susan M. Mann (Filed Herewith)

(13) (d)
Power of Attorney for Candace J. Woods. Incorporated by reference to Form N-4, Registration No. 333-96577, filed on April 11, 2019 on behalf of Prudential Annuities Life Assurance Corporation Variable Account B.

(13) (e)
Power of Attorney for Nandini Mongia. Incorporated by reference to Form N-4, Registration No. 333-96577, filed on April 11, 2019 on behalf of Prudential Annuities Life Assurance Corporation Variable Account B.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this post-effective amendment to be signed on its behalf in the City of Newark and the State of New Jersey on this 19th day of December 2019.

PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
REGISTRANT
BY: PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION
DEPOSITOR

Dylan J. Tyson*
Dylan J. Tyson President and Chief Executive Officer
PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION
DEPOSITOR

Dylan J. Tyson*
Dylan J. Tyson President and Chief Executive Officer

SIGNATURES
As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated.

SIGNATURE	TITLE
Dylan J. Tyson*	Director, President and Chief Executive Officer	December 19, 2019
Dylan J. Tyson
Susan M. Mann*	Chief Financial Officer, Executive Vice President and Director (Principal Accounting Officer)	December 19, 2019
Susan M. Mann
Caroline A. Feeney*	Director	December 19, 2019
Caroline A. Feeney
Nandini Mongia*	Director	December 19, 2019
Nandini Mongia
Candace J. Woods*	Director	December 19, 2019
Candace J. Woods

By:	/s/ Douglas E. Scully
Douglas E. Scully
* Executed by Douglas E. Scully on behalf of those indicated pursuant to Power of Attorney.